  As filed with the Securities and Exchange Commission on April 11, 2006


                                                      Registration No. 033-87382
                                                                       811-08904

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 26                   ( X )

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 70                          ( X )

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)


                  Depositor's Telephone Number: (212) 576-7000
                            Judy R. Bartlett, Esq.
                New York Life Insurance and Annuity Corporation
                               1 Rockwood Road
                        Sleepy Hollow, New York 10591
                   (Name and Address of Agent for Service)
                                    Copy to:



Richard T. Choi, Esq.                            Thomas F. English, Esq.
Jorden Burt LLP                                  Senior Vice President
1025 Thomas Jefferson Street, NW                 and General Counsel
Suite 400 East                                   New York Life Insurance Company
Washington, DC  20007-5208                       51 Madison Avenue
                                                 New York, New York 10010



Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]  on May 1,2006 pursuant to paragraph (b) of Rule 485.
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on __________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

                          PROSPECTUS DATED MAY 1, 2006


                                      FOR

                  NEW YORK LIFE LIFESTAGES(R) VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
             51 MADISON AVENUE, ROOM 651, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life LifeStages(R) Variable Annuity policies issued by New York Life Insurance and Annuity Corporation, ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement or other long-term planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals, (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among the Fixed Account option, three general account options specifically for the Dollar Cost Averaging Advantage Plan and the variable Investment Divisions listed below.


-    MainStay VP Balanced--Service Class
-    MainStay VP Basic Value
-    MainStay VP Bond
-    MainStay VP Capital Appreciation
-    MainStay VP Cash Management
-    MainStay VP Common Stock
-    MainStay VP Conservative Allocation--Service Class
-    MainStay VP Convertible
-    MainStay VP Developing Growth
-    MainStay VP Floating Rate--Service Class
-    MainStay VP Government
-    MainStay VP Growth Allocation--Service Class
-    MainStay VP High Yield Corporate Bond
-    MainStay VP Income & Growth
-    MainStay VP International Equity
-    MainStay VP Large Cap Growth
     (formerly MainStay VP Growth)
-    MainStay VP Mid Cap Core
-    MainStay VP Mid Cap Growth
-    MainStay VP Mid Cap Value
-    MainStay VP Moderate Allocation--Service Class
-    MainStay VP Moderate Growth Allocation--Service Class
-    MainStay VP S&P 500 Index
-    MainStay VP Small Cap Growth
-    MainStay VP Total Return
-    MainStay VP Value
-    Alger American Small Capitalization
-    Calvert Social Balanced Portfolio
-    Columbia Small Cap Value Fund, Variable Series--Class
     B (formerly Colonial Small Cap Value Fund)
-    Dreyfus IP Technology Growth
-    Fidelity(R) VIP Contrafund(R)
-    Fidelity(R) VIP Equity-Income
-    Fidelity(R) VIP Mid Cap--Service Class 2
-    Janus Aspen Series Balanced
-    Janus Aspen Series Worldwide Growth
-    MFS(R) Investors Trust Series
-    MFS(R) Research Series
-    MFS(R) Utilities Series--Service Class
-    Neuberger Berman AMT Mid-Cap Growth--Class S
-    Royce Micro-Cap Portfolio
-    Royce Small-Cap Portfolio
-    T. Rowe Price Equity Income Portfolio
-    Van Eck Worldwide Hard Assets
-    Van Kampen UIF Emerging Markets Equity
-    Victory VIF Diversified Stock--Class A Shares


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund
(VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, The Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., the Van Eck Worldwide Insurance Trust and Victory Variable Insurance Funds (the "Funds", and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 598-2019, or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information, ("SAI"), dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission, ("SEC"), and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
TABLE OF FEES AND EXPENSES.............    4
QUESTIONS AND ANSWERS ABOUT
  LIFESTAGES(R) VARIABLE ANNUITY.......   20
  How Do I Contact NYLIAC?.............   23
FINANCIAL STATEMENTS...................   24
CONDENSED FINANCIAL INFORMATION........   24
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   30
  New York Life Insurance and Annuity
     Corporation.......................   30
  The Separate Account.................   30
  The Portfolios.......................   30
  Additions, Deletions or Substitutions
     of Investments....................   33
  Reinvestment.........................   33
THE POLICIES...........................   33
  Selecting the Variable Annuity That's
     Right for You.....................   34
  Qualified and Non-Qualified
     Policies..........................   36
  Policy Application and Premium
     Payments..........................   36
  Payments Returned for Insufficient
     Funds.............................   37
  Your Right to Cancel ("Free Look")...   37
  Issue Ages...........................   37
  Transfers............................   37
  Limits on Transfers..................   38
  Virtual Service Center and
     Interactive Voice Response
     System............................   40
  Dollar Cost Averaging ("DCA")
     Programs..........................   41
     (a) Traditional Dollar  Cost
         Averaging.....................   41
     (b) The DCA Advantage  Plan.......   42
  Automatic Asset Reallocation.........   43
  Interest Sweep.......................   43
  Accumulation Period..................   44
     (a) Crediting of Premium
          Payments.....................   44
     (b) Valuation of Accumulation
          Units........................   44
  Riders...............................   44
     (a) Living Needs Benefit Rider....   44
     (b) Unemployment Benefit  Rider...   44
     (c) Investment Protection Plan
         Rider (optional)..............   45
     (d) Enhanced Beneficiary Benefit
         Rider (optional)..............   46
     (e) Enhanced Spousal Continuance
         Rider (optional)..............   48
     (f) Upromise Account Rider
         (optional)....................   49
  Policyowner Inquiries................   49
  Records and Reports..................   49
CHARGES AND DEDUCTIONS.................   49
  Surrender Charges....................   49
  Amount of Surrender Charge...........   50
  Exceptions to Surrender Charges......   50
  Other Charges........................   50
     (a) Mortality and Expense Risk
          Charges......................   50



                                         PAGE
                                         ----
     (b) Administration Fee............   51
     (c) Policy Service Charge.........   51
     (d) Fund Charges..................   51
     (e) Investment Protection Plan
         Rider Charge (optional).......   51
     (f) Rider Risk Charge Adjustment
         (optional)....................   51
     (g) Transfer Fees.................   52
     (h) Enhanced Beneficiary Benefit
         Rider Charge..................   52
  Group and Sponsored Arrangements.....   52
  Taxes................................   52
DISTRIBUTIONS UNDER THE POLICY.........   53
  Surrenders and Withdrawals...........   53
     (a) Surrenders....................   53
     (b) Partial Withdrawals...........   53
     (c) Periodic Partial
         Withdrawals...................   53
     (d) Hardship Withdrawals..........   54
  Required Minimum Distribution
      Option...........................   54
  Our Right to Cancel..................   54
  Annuity Commencement Date............   54
  Death Before Annuity Commencement....   54
  Income Payments......................   56
     (a) Election of Income Payment
          Options......................   56
     (b) Proof of Survivorship.........   56
  Delay of Payments....................   57
  Designation of Beneficiary...........   57
  Restrictions Under Code Section
     403(b)(11)........................   57
  Loans................................   57
THE FIXED ACCOUNT......................   58
     (a) Interest Crediting............   58
     (b) Transfers to Investment
          Divisions....................   59
     (c) Fixed Account Initial  Premium
         Guarantee.....................   59
THE DCA ADVANTAGE PLAN ACCOUNTS........   59
FEDERAL TAX MATTERS....................   60
  Introduction.........................   60
  Taxation of Annuities in General.....   60
  Qualified Policies...................   61
     (a) 403(b) Plans..................   61
     (b) Individual Retirement
          Annuities....................   61
     (c) Roth Individual Retirement
          Annuities....................   61
     (d) Deferred Compensation
          Plans........................   62
     (e) Inherited IRAs................   62
     (f) SIMPLE IRAs...................   62
  Taxation of Death Benefits...........   63
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   63
VOTING RIGHTS..........................   63
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   65


THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.


ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.


ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING (DCA) ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS (PORTFOLIOS)--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.


QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.


                        POLICYOWNER TRANSACTION EXPENSES



 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                7.00%
 as a percentage of the amount withdrawn(1)
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each            $30
 transfer over 12 in a Policy Year (currently no charge for
 the first 12 transfers in a Policy Year).



 (1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 6% during Payment Years 4; 5% during Payment Year 5; 4% during Payment Year 6; and 0% thereafter.



The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.



                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES



 --------------------------------------------------------------------
 Maximum Annual Policy Service Charge (charge is the lesser      $30
 of $30 or 2% of the Accumulation Value for policies with
 less than $20,000 of Accumulation Value).
 CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL         1.40%
 EXPENSES CHARGE (calculated as an annualized percentage of
 the daily average Variable Accumulation Value, including
 mortality and expense risk and administrative fees).
 Optional Rider Charges
   GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE   1.00%
   (calculated as an annualized percentage of the amount that is guaranteed under this rider, deducted on a quarterly
   basis).
     Current Investment Protection Plan Rider Charge            0.45%
   GUARANTEED MAXIMUM RIDER RISK ADJUSTMENT CHARGE (charge      2.00%
   for cancellation of the Investment Protection Plan Rider;
   calculated as an annualized percentage of the amount that
   is guaranteed under the Investment Protection Plan Rider;
   please contact your Registered Representative to determine the percentage We are currently charging before you select this feature).
   GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER        1.00%
   CHARGE (calculated as an annualized percentage of the
   policy's Accumulation Value, deducted on a quarterly
   basis).
     Current Enhanced Beneficiary Benefit Rider Charge          0.30%



The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.


              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


 ------------------------------------------------------------------------------------
                                                                 MINIMUM     MAXIMUM
 ------------------------------------------------------------------------------------
 For policies purchased on or after June 2, 2003: Expenses        0.51%       2.01%
 that are deducted from the Investment Division assets,
 including management fees, 12b-1 fees, administration fees
 and other expenses as of 12/31/05.
 For policies purchased prior to June 2, 2003: Expenses that      0.34%       1.66%
 are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
 expenses as of 12/31/05.



 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2005. The Fund or its agents provided the fees and charges that are based on 2005 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


  ---------------------------------------------------------------------------------------------------------------------------
                                                                              ESTIMATED
                                                                              UNDERLYING       TOTAL FUND
                                                                            PORTFOLIO FEES   ANNUAL EXPENSES   EXPENSE WAIVER
                          ADVISORY    ADMINISTRATION   12B-1      OTHER          AND         (BEFORE EXPENSE       AND/OR
          FUND             FEE(A)          FEE         FEE(B)   EXPENSES       EXPENSES      REIMBURSEMENTS)   REIMBURSEMENTS
  ---------------------------------------------------------------------------------------------------------------------------
  MainStay VP
  Balanced -- Service
  Class                    0.75%(c)       0.00%        0.25%      0.25%         0.00%             1.25%            0.10%(c)
  ---------------------------------------------------------------------------------------------------------------------------
  MainStay VP
  Conservative
  Allocation -- Service
  Class                    0.00%          0.00%        0.25%      0.41%(e)      0.61%(d)          1.27%            0.16%(e)
  ---------------------------------------------------------------------------------------------------------------------------
  MainStay VP Growth
  Allocation -- Service
  Class                    0.00%          0.00%        0.25%      0.66%(e)      0.76%(d)          1.67%            0.41%(e)
  ---------------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate
  Allocation -- Service
  Class                    0.00%          0.00%        0.25%      0.30%(e)      0.65%(d)          1.20%            0.05%(e)
  ---------------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate
  Growth Allocation --
  Service Class            0.00%          0.00%        0.25%      0.33%(e)      0.71%(d)          1.29%            0.08%(e)
  ---------------------------------------------------------------------------------------------------------------------------

  ---------------------  --------------
                         NET TOTAL FUND
                             ANNUAL
                         EXPENSES AFTER
                            EXPENSE
          FUND           REIMBURSEMENTS
  ---------------------  --------------
  MainStay VP
  Balanced -- Service
  Class                      1.15%
  ----------------------------------------------------
  MainStay VP
  Conservative
  Allocation -- Service
  Class                      1.11%
  -------------------------------------------------------------------
  MainStay VP Growth
  Allocation -- Service
  Class                      1.26%
  ----------------------------------------------------------------------------------
  MainStay VP Moderate
  Allocation -- Service
  Class                      1.15%
  -------------------------------------------------------------------------------------------------
  MainStay VP Moderate
  Growth Allocation --
  Service Class              1.21%
  ----------------------------------------------------------------------------------------------------------------



(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2005. The Fund or its agents provided the fees and charges that are based on 2005 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.



(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.



(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(c) New York Life Investment Management LLC ("NYLIM") has entered into a written expense limitation agreement under which it agreed to waive a portion of the Portfolio's management fee or reimburse the Portfolio so that the Portfolio's total ordinary operating expenses do not exceed 1.15%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.



(e) "Other Expenses" are based on estimated amounts for the current fiscal year. NYLIM has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses, excluding Underlying Portfolio expenses, do not exceed 0.25%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



  ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL
                                                                                                                        FUND
                                                                            ADMINISTRATION                   OTHER     ANNUAL
                            FUND                             ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value -- Service Class                      0.60%(b)        0.20%           0.25%        0.11%      1.16%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value -- Initial Class                      0.60%(b)        0.20%           0.00%        0.11%      0.91%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Bond -- Service Class                             0.25%           0.20%           0.25%        0.06%      0.76%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Bond -- Initial Class                             0.25%           0.20%           0.00%        0.06%      0.51%
  ----------------------------------------------------------------------------------------------------------------------------

  ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL
                                                                                                                        FUND
                                                                            ADMINISTRATION                   OTHER     ANNUAL
                            FUND                             ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Capital Appreciation -- Service Class             0.36%           0.20%           0.25%        0.05%      0.86%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Capital Appreciation -- Initial Class             0.36%           0.20%           0.00%        0.05%      0.61%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Cash Management                                   0.25%           0.20%           0.00%        0.06%      0.51%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock -- Service Class                     0.25%           0.20%           0.25%        0.06%      0.76%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock -- Initial Class                     0.25%           0.20%           0.00%        0.06%      0.51%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Convertible -- Service Class                      0.36%           0.20%           0.25%        0.07%      0.88%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Convertible -- Initial Class                      0.36%           0.20%           0.00%        0.07%      0.63%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Developing Growth -- Service Class                0.60%           0.20%           0.25%        0.22%      1.27%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Developing Growth -- Initial Class                0.60%           0.20%           0.00%        0.22%      1.02%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Floating Rate -- Service Class                    0.60%           0.00%           0.25%        0.24%      1.09%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Government -- Service Class                       0.30%           0.20%           0.25%        0.07%      0.82%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Government -- Initial Class                       0.30%           0.20%           0.00%        0.07%      0.57%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate Bond -- Service Class        0.30%           0.20%           0.25%        0.06%      0.81%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate Bond -- Initial Class        0.30%           0.20%           0.00%        0.06%      0.56%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Income & Growth -- Service Class                  0.50%           0.20%           0.25%        0.14%      1.09%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Income & Growth -- Initial Class                  0.50%           0.20%           0.00%        0.14%      0.84%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP International Equity -- Service Class             0.60%           0.20%           0.25%        0.12%      1.17%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP International Equity -- Initial Class             0.60%           0.20%           0.00%        0.12%      0.92%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Large Cap Growth* -- Service Class                0.50%           0.20%           0.25%        0.10%      1.05%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Large Cap Growth* -- Initial Class                0.50%           0.20%           0.00%        0.10%      0.80%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Core -- Service Class                     0.85%(c)        0.00%           0.25%        0.09%      1.19%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Core -- Initial Class                     0.85%(c)        0.00%           0.00%        0.09%      0.94%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Growth -- Service Class                   0.75%(c)        0.00%           0.25%        0.07%      1.07%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Growth -- Initial Class                   0.75%(c)        0.00%           0.00%        0.07%      0.82%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Value -- Service Class                    0.70%(c)        0.00%           0.25%        0.06%      1.01%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Value -- Initial Class                    0.70%(c)        0.00%           0.00%        0.06%      0.76%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index -- Service Class                    0.09%(d)        0.20%           0.25%        0.05%      0.59%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index -- Initial Class                    0.09%(d)        0.20%           0.00%        0.05%      0.34%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Small Cap Growth -- Service Class                 0.90%(c)        0.00%           0.25%        0.09%      1.24%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Small Cap Growth -- Initial Class                 0.90%(c)        0.00%           0.00%        0.09%      0.99%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Total Return -- Service Class                     0.32%           0.20%           0.25%        0.07%      0.84%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Total Return -- Initial Class                     0.32%           0.20%           0.00%        0.07%      0.59%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Value -- Service Class                            0.36%           0.20%           0.25%        0.05%      0.86%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Value -- Initial Class                            0.36%           0.20%           0.00%        0.05%      0.61%
  ----------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization -- Class S Shares         0.85%           0.00%           0.25%        0.05%(e)   1.15%
  ----------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization -- Class O Shares         0.85%           0.00%           0.00%        0.06%(e)   0.91%
  ----------------------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio                             0.425%          0.275%          0.00%        0.22%      0.92%(f)
  ----------------------------------------------------------------------------------------------------------------------------
  Columbia Small Cap Value Fund, Variable Series** -- Class
    B                                                           0.80%           0.00%           0.25%(g)     0.10%      1.15%
  ----------------------------------------------------------------------------------------------------------------------------

  ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL
                                                                                                                        FUND
                                                                            ADMINISTRATION                   OTHER     ANNUAL
                            FUND                             ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE
  ----------------------------------------------------------------------------------------------------------------------------
  Dreyfus IP Technology Growth -- Service Shares                0.75%           0.00%           0.25%        0.06%      1.06%
  ----------------------------------------------------------------------------------------------------------------------------
  Dreyfus IP Technology Growth -- Initial Shares                0.75%           0.00%           0.00%        0.06%      0.81%
  ----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Contrafund(R) -- Service Class 2              0.57%(h)        0.00%           0.25%        0.09%      0.91%(i)
  ----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Contrafund(R) -- Initial Class                0.57%(h)        0.00%           0.00%        0.09%      0.66%(j)
  ----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Equity-Income -- Service Class 2              0.47%(h)        0.00%           0.25%        0.09%      0.81%(k)
  ----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Equity-Income -- Initial Class                0.47%(h)        0.00%           0.00%        0.09%      0.56%(l)
  ----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Mid Cap -- Service Class 2                    0.57%(h)        0.00%           0.25%        0.12%      0.94%(m)
  ----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Balanced -- Service Shares                 0.55%(n)        0.00%           0.25%        0.02%      0.82%
  ----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Balanced -- Institutional Shares           0.55%(n)        0.00%           0.00%        0.02%      0.57%
  ----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Worldwide Growth -- Service Shares(o)      0.60%(o)        0.00%           0.25%        0.01%      0.86%
  ----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Worldwide Growth -- Institutional
    Shares(o)                                                   0.60%(n)        0.00%           0.00%        0.01%      0.61%
  ----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class                0.75%(h)        0.00%           0.25%(p)     0.13%      1.13%(q)
  ----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Initial Class                0.75%(h)        0.00%           0.00%        0.13%      0.88%(q)
  ----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series -- Service Class                       0.75%(h)        0.00%           0.25%(p)     0.18%      1.18%(q)
  ----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series -- Initial Class                       0.75%(h)        0.00%           0.00%        0.18%      0.93%(q)
  ----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class                      0.75%(h)        0.00%           0.25%(p)     0.15%      1.15%(q)
  ----------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Mid-Cap Growth -- Class S                0.83%(r)        0.00%           0.25%        0.10%      1.18%(s)
  ----------------------------------------------------------------------------------------------------------------------------
  Royce Micro-Cap Portfolio                                     1.25%           0.00%           0.00%        0.07%      1.32%
  ----------------------------------------------------------------------------------------------------------------------------
  Royce Small-Cap Portfolio                                     1.00%           0.00%           0.00%        0.09%      1.09%
  ----------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Portfolio -- II                   0.85%(t)        0.00%           0.25%        0.00%      1.10%(u)
  ----------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Portfolio                         0.85%(t)        0.00%           0.00%        0.00%      0.85%(u)
  ----------------------------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets                                 1.00%           0.00%           0.00%        0.17%      1.17%
  ----------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Equity -- Class II            1.25%           0.25%           0.35%        0.16%      2.01%(v)
  ----------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Equity -- Class I             1.25%           0.25%           0.00%        0.16%      1.66%(w)
  ----------------------------------------------------------------------------------------------------------------------------
  Victory VIF Diversified Stock -- Class A Shares               0.30%(x)        0.00%           0.25%        0.67%(y)   1.22%
  ----------------------------------------------------------------------------------------------------------------------------



 (*) Formerly MainStay VP Growth



(**) Formerly Colonial Small Cap Value Fund



 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (b) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.60% up to $250 million and 0.55% in excess of $250 million. NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2005, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.86% for Initial Class Shares and 1.11% for Service Class Shares. This waiver may be discontinued at any time without notice.



 (c) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.



 (d) The Advisory Fee for the Portfolio is an annual percentage of the Fund's daily net assets as follows: 0.10% up to $1 billion and 0.075% in excess of $1 billion.



 (e) Includes Administration Fees.



 (f) The Fund or its agents provided the fees and charges which are based on 2005 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (g) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.20% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.



 (h) The fees designated as "Advisory Fees" reflect "Management Fees".



 (i) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



 (j) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64%. These offsets may be discontinued at any time.



 (k) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.80%. These offsets may be discontinued at any time.



 (l) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55%. These offsets may be discontinued at any time.



 (m) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



 (n) The "Management Fee" is the investment advisory fee paid by the Portfolios to Janus Capital.



 (o) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information.



 (p) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).



 (q) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.



 (r) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".



 (s) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed 1.25% of the average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



 (t) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses".



 (u) The portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.



 (v) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The adviser may terminate this voluntary waiver at any time at its sole discretion. Additionally the distributor has agreed to waive a portfolio of the 12b-1 fee for Class II shares. The distributor may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the advisory fees, administration fees, 12b-1 Fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.05%, 0.16% and 1.70% respectively.



 (w) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the advisory fees, administration fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.16% and 1.65% respectively.



 (x) The fees designated as "Advisory Fees" reflect Management Fees, which includes both Advisory Fees and Administration Fees.



 (y) Restated to reflect current fees.

Examples

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, contract owner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $20,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes under surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $  944.77   $  924.98   $1,572.50   $3,306.73
with IPP Rider.......................  $  987.90   $1,060.95   $1,795.33   $3,730.99
with EBB Rider.......................  $  973.52   $1,015.76   $1,721.52   $3,591.68
with IPP & EBB Riders................  $1,016.65   $1,151.73   $1,944.35   $4,015.95

MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders...................  $  936.15   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................  $  979.31   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................  $  964.92   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................  $1,008.09   $1,125.03   $1,901.06   $3,935.89

MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................  $  897.84   $  775.62   $1,325.25   $2,823.00
with IPP Rider.......................  $  941.18   $  913.63   $1,553.82   $3,270.62
with EBB Rider.......................  $  926.74   $  867.77   $1,478.11   $3,123.66
with IPP & EBB Riders................  $  970.08   $1,005.80   $1,706.70   $3,571.30

MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders...................  $  907.42   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................  $  950.72   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................  $  936.28   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................  $  979.58   $1,035.70   $1,755.60   $3,663.83

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $  873.91   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................  $  917.36   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................  $  902.88   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................  $  946.32   $  930.77   $1,583.54   $3,335.94

MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders...................  $  897.84   $  775.62   $1,325.25   $2,823.00
with IPP Rider.......................  $  941.18   $  913.63   $1,553.82   $3,270.62
with EBB Rider.......................  $  926.74   $  867.77   $1,478.11   $3,123.66
with IPP & EBB Riders................  $  970.08   $1,005.80   $1,706.70   $3,571.30

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $  944.77   $1,593.08   $2,068.78   $3,306.73
with IPP Rider.......................  $  987.90   $1,720.05   $2,280.50   $3,730.99
with EBB Rider.......................  $  973.52   $1,677.86   $2,210.38   $3,591.68
with IPP & EBB Riders................  $1,016.65   $1,804.82   $2,422.10   $4,015.95
MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders...................  $  936.15   $1,567.57   $2,026.00   $3,219.63
with IPP Rider.......................  $  979.31   $1,694.89   $2,238.70   $3,648.11
with EBB Rider.......................  $  964.92   $1,652.58   $2,168.25   $3,507.42
with IPP & EBB Riders................  $1,008.09   $1,779.89   $2,380.97   $3,935.89
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................  $  897.84   $1,453.62   $1,833.83   $2,823.00
with IPP Rider.......................  $  941.18   $1,582.49   $2,051.02   $3,270.62
with EBB Rider.......................  $  926.74   $1,539.66   $1,979.08   $3,123.66
with IPP & EBB Riders................  $  970.08   $1,668.55   $2,196.30   $3,571.30
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders...................  $  907.42   $1,482.19   $1,882.17   $2,923.63
with IPP Rider.......................  $  950.72   $1,610.68   $2,098.23   $3,366.42
with EBB Rider.......................  $  936.28   $1,567.98   $2,026.68   $3,221.04
with IPP & EBB Riders................  $  979.58   $1,696.47   $2,242.76   $3,663.83
MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $  873.91   $1,381.91   $1,712.07   $2,567.01
with IPP Rider.......................  $  917.36   $1,511.78   $1,932.11   $3,026.99
with EBB Rider.......................  $  902.88   $1,468.62   $1,859.23   $2,875.95
with IPP & EBB Riders................  $  946.32   $1,598.49   $2,079.28   $3,335.94
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders...................  $  897.84   $1,453.62   $1,833.83   $2,823.00
with IPP Rider.......................  $  941.18   $1,582.49   $2,051.02   $3,270.62
with EBB Rider.......................  $  926.74   $1,539.66   $1,979.08   $3,123.66
with IPP & EBB Riders................  $  970.08   $1,668.55   $2,196.30   $3,571.30

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $302.32   $  924.98   $1,572.50   $3,306.73
with IPP Rider.......................  $348.34   $1,060.95   $1,795.33   $3,730.99
with EBB Rider.......................  $333.00   $1,015.76   $1,721.52   $3,591.68
with IPP & EBB Riders................  $379.03   $1,151.73   $1,944.35   $4,015.95
MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders...................  $293.11   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................  $339.18   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................  $323.83   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................  $369.89   $1,125.03   $1,901.06   $3,935.89
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................  $252.24   $  775.62   $1,325.25   $2,823.00
with IPP Rider.......................  $298.49   $  913.63   $1,553.82   $3,270.62
with EBB Rider.......................  $283.07   $  867.77   $1,478.11   $3,123.66
with IPP & EBB Riders................  $329.33   $1,005.80   $1,706.70   $3,571.30
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders...................  $262.46   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................  $308.66   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................  $293.26   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................  $339.47   $1,035.70   $1,755.60   $3,663.83
MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $226.69   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................  $273.06   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................  $257.61   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................  $303.97   $  930.77   $1,583.54   $3,335.94
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders...................  $252.24   $  775.62   $1,325.25   $2,823.00
with IPP Rider.......................  $298.49   $  913.63   $1,553.82   $3,270.62
with EBB Rider.......................  $283.07   $  867.77   $1,478.11   $3,123.66
with IPP & EBB Riders................  $329.33   $1,005.80   $1,706.70   $3,571.30

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
(MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  946.68   $  931.05   $1,582.50   $3,325.96
with IPP Rider.......................  $  989.80   $1,066.93   $1,805.09   $3,749.30
with EBB Rider.......................  $  975.43   $1,021.78   $1,731.36   $3,610.32
with IPP & EBB Riders................  $1,018.55   $1,157.66   $1,953.94   $4,033.64

MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders...................  $  909.34   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................  $  952.62   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................  $  938.19   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................  $  981.48   $1,041.66   $1,765.34   $3,682.20

MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders...................  $  946.68   $  931.05   $1,582.50   $3,325.96
with IPP Rider.......................  $  989.80   $1,066.93   $1,805.09   $3,749.30
with EBB Rider.......................  $  975.43   $1,021.78   $1,731.36   $3,610.32
with IPP & EBB Riders................  $1,018.55   $1,157.66   $1,953.94   $4,033.64

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $  929.45   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................  $  972.65   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................  $  958.25   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................  $1,001.44   $1,104.25   $1,867.29   $3,873.13

MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................  $  903.59   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $  946.90   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $  932.47   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,023.75   $1,736.06   $3,626.91

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  984.99   $1,051.81   $1,780.42   $3,702.94
with IPP Rider.......................  $1,027.93   $1,186.03   $1,998.39   $4,108.03
with EBB Rider.......................  $1,013.62   $1,141.42   $1,926.20   $3,975.03
with IPP & EBB Riders................  $1,056.56   $1,275.64   $2,144.17   $4,380.12

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...................  $  902.64   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................  $  945.96   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................  $  931.52   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................  $  974.83   $1,020.76   $1,731.18   $3,617.67

MAINSTAY VP INCOME & GROWTH--SERVICE
  CLASS
without any Riders...................  $  929.45   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................  $  972.65   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................  $  958.25   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................  $1,001.44   $1,104.25   $1,867.29   $3,873.13

MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders...................  $  937.11   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................  $  980.27   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................  $  965.88   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................  $1,009.05   $1,128.01   $1,905.89   $3,944.84

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
(MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  946.68   $1,598.75   $2,078.27   $3,325.96
with IPP Rider.......................  $  989.80   $1,725.64   $2,289.77   $3,749.30
with EBB Rider.......................  $  975.43   $1,683.47   $2,219.72   $3,610.32
with IPP & EBB Riders................  $1,018.55   $1,810.35   $2,431.21   $4,033.64
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders...................  $  909.34   $1,487.90   $1,891.80   $2,943.64
with IPP Rider.......................  $  952.62   $1,616.30   $2,107.66   $3,385.45
with EBB Rider.......................  $  938.19   $1,573.64   $2,036.17   $3,240.39
with IPP & EBB Riders................  $  981.48   $1,702.04   $2,252.02   $3,682.20
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders...................  $  946.68   $1,598.75   $2,078.27   $3,325.96
with IPP Rider.......................  $  989.80   $1,725.64   $2,289.77   $3,749.30
with EBB Rider.......................  $  975.43   $1,683.47   $2,219.72   $3,610.32
with IPP & EBB Riders................  $1,018.55   $1,810.35   $2,431.21   $4,033.64
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $  929.45   $1,547.71   $1,992.61   $3,151.37
with IPP Rider.......................  $  972.65   $1,675.29   $2,206.10   $3,583.14
with EBB Rider.......................  $  958.25   $1,632.89   $2,135.38   $3,441.35
with IPP & EBB Riders................  $1,001.44   $1,760.48   $2,348.88   $3,873.13
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................  $  903.59   $1,470.76   $1,862.85   $2,883.50
with IPP Rider.......................  $  946.90   $1,599.41   $2,079.38   $3,328.21
with EBB Rider.......................  $  932.47   $1,556.67   $2,007.67   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,685.32   $2,224.19   $3,626.91
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  984.99   $1,711.52   $2,266.34   $3,702.94
with IPP Rider.......................  $1,027.93   $1,836.84   $2,473.44   $4,108.03
with EBB Rider.......................  $1,013.62   $1,795.19   $2,404.85   $3,975.03
with IPP & EBB Riders................  $1,056.56   $1,920.52   $2,611.96   $4,380.12
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...................  $  902.64   $1,467.91   $1,858.03   $2,873.45
with IPP Rider.......................  $  945.96   $1,596.59   $2,074.66   $3,318.65
with EBB Rider.......................  $  931.52   $1,553.83   $2,002.91   $3,172.46
with IPP & EBB Riders................  $  974.83   $1,682.52   $2,219.56   $3,617.67
MAINSTAY VP INCOME & GROWTH--SERVICE
  CLASS
without any Riders...................  $  929.45   $1,547.71   $1,992.61   $3,151.37
with IPP Rider.......................  $  972.65   $1,675.29   $2,206.10   $3,583.14
with EBB Rider.......................  $  958.25   $1,632.89   $2,135.38   $3,441.35
with IPP & EBB Riders................  $1,001.44   $1,760.48   $2,348.88   $3,873.13
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders...................  $  937.11   $1,570.41   $2,030.76   $3,229.35
with IPP Rider.......................  $  980.27   $1,697.68   $2,243.36   $3,657.36
with EBB Rider.......................  $  965.88   $1,655.39   $2,172.94   $3,516.82
with IPP & EBB Riders................  $1,009.05   $1,782.67   $2,385.56   $3,944.84

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
(MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $304.36   $  931.05   $1,582.50   $3,325.96
with IPP Rider.......................  $350.38   $1,066.93   $1,805.09   $3,749.30
with EBB Rider.......................  $335.04   $1,021.78   $1,731.36   $3,610.32
with IPP & EBB Riders................  $381.06   $1,157.66   $1,953.94   $4,033.64
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders...................  $264.50   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................  $310.70   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................  $295.30   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................  $341.50   $1,041.66   $1,765.34   $3,682.20
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders...................  $304.36   $  931.05   $1,582.50   $3,325.96
with IPP Rider.......................  $350.38   $1,066.93   $1,805.09   $3,749.30
with EBB Rider.......................  $335.04   $1,021.78   $1,731.36   $3,610.32
with IPP & EBB Riders................  $381.06   $1,157.66   $1,953.94   $4,033.64
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $285.96   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................  $332.07   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................  $316.70   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................  $362.80   $1,104.25   $1,867.29   $3,873.13
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................  $258.37   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $304.59   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $289.18   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $335.41   $1,023.75   $1,736.06   $3,626.91
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $345.24   $1,051.81   $1,780.42   $3,702.94
with IPP Rider.......................  $391.07   $1,186.03   $1,998.39   $4,108.03
with EBB Rider.......................  $375.79   $1,141.42   $1,926.20   $3,975.03
with IPP & EBB Riders................  $421.63   $1,275.64   $2,144.17   $4,380.12
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...................  $257.35   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................  $303.58   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................  $288.17   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................  $334.40   $1,020.76   $1,731.18   $3,617.67
MAINSTAY VP INCOME & GROWTH--SERVICE
  CLASS
without any Riders...................  $285.96   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................  $332.07   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................  $316.70   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................  $362.80   $1,104.25   $1,867.29   $3,873.13
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders...................  $294.14   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................  $340.20   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................  $324.85   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................  $370.91   $1,128.01   $1,905.89   $3,944.84

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
(MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders...................  $  925.62   $  864.20   $1,472.20   $3,112.11
with IPP Rider.......................  $  968.83   $1,001.00   $1,697.35   $3,545.80
with EBB Rider.......................  $  954.43   $  955.54   $1,622.78   $3,403.39
with IPP & EBB Riders................  $  997.64   $1,092.34   $1,847.93   $3,837.09

MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders...................  $  939.02   $  906.78   $1,542.51   $3,248.75
with IPP Rider.......................  $  982.18   $1,042.99   $1,766.03   $3,675.83
with EBB Rider.......................  $  967.79   $  997.73   $1,691.99   $3,535.60
with IPP & EBB Riders................  $1,010.95   $1,133.95   $1,915.51   $3,962.68

MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders...................  $  927.53   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................  $  970.74   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................  $  956.34   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................  $  999.54   $1,098.30   $1,857.63   $3,855.13

MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders...................  $  921.79   $  852.01   $1,452.03   $3,072.74
with IPP Rider.......................  $  965.02   $  988.98   $1,677.66   $3,508.30
with EBB Rider.......................  $  950.61   $  943.46   $1,602.92   $3,365.30
with IPP & EBB Riders................  $  993.84   $1,080.43   $1,828.56   $3,800.88

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  939.98   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................  $  983.13   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................  $  968.74   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................  $1,011.89   $1,136.90   $1,920.32   $3,971.57

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  948.60   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................  $  991.71   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................  $  977.34   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................  $1,020.45   $1,163.58   $1,963.54   $4,051.30

MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders...................  $  881.57   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................  $  924.98   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................  $  910.51   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................  $  953.93   $  954.83   $1,623.10   $3,411.90

MAINSTAY VP SMALL CAP GROWTH--SERVICE
  CLASS
without any Riders...................  $  943.81   $  921.95   $1,567.51   $3,297.08
with IPP Rider.......................  $  986.94   $1,057.95   $1,790.45   $3,721.81
with EBB Rider.......................  $  972.56   $1,012.76   $1,716.61   $3,582.36
with IPP & EBB Riders................  $1,015.69   $1,148.76   $1,939.53   $4,007.08
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders...................  $  905.51   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................  $  948.81   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................  $  934.38   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................  $  977.68   $1,029.72   $1,745.83   $3,645.38

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
(MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders...................  $  925.62   $1,536.33   $1,973.46   $3,112.11
with IPP Rider.......................  $  968.83   $1,664.07   $2,187.41   $3,545.80
with EBB Rider.......................  $  954.43   $1,621.62   $2,116.55   $3,403.39
with IPP & EBB Riders................  $  997.64   $1,749.36   $2,330.49   $3,837.09
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders...................  $  939.02   $1,576.09   $2,040.28   $3,248.75
with IPP Rider.......................  $  982.18   $1,703.28   $2,252.66   $3,675.83
with EBB Rider.......................  $  967.79   $1,661.02   $2,182.32   $3,535.60
with IPP & EBB Riders................  $1,010.95   $1,788.21   $2,394.70   $3,962.68
MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders...................  $  927.53   $1,542.02   $1,983.04   $3,131.76
with IPP Rider.......................  $  970.74   $1,669.68   $2,196.76   $3,564.49
with EBB Rider.......................  $  956.34   $1,627.26   $2,125.97   $3,422.41
with IPP & EBB Riders................  $  999.54   $1,754.93   $2,339.70   $3,855.13
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders...................  $  921.79   $1,524.95   $1,954.30   $3,072.74
with IPP Rider.......................  $  965.02   $1,652.85   $2,168.69   $3,508.30
with EBB Rider.......................  $  950.61   $1,610.34   $2,097.68   $3,365.30
with IPP & EBB Riders................  $  993.84   $1,738.25   $2,312.08   $3,800.88
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  939.98   $1,578.91   $2,045.02   $3,258.42
with IPP Rider.......................  $  983.13   $1,706.07   $2,257.31   $3,685.04
with EBB Rider.......................  $  968.74   $1,663.82   $2,186.99   $3,544.97
with IPP & EBB Riders................  $1,011.89   $1,790.97   $2,399.27   $3,971.57
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  948.60   $1,604.41   $2,087.75   $3,345.17
with IPP Rider.......................  $  991.71   $1,731.21   $2,299.02   $3,767.57
with EBB Rider.......................  $  977.34   $1,689.08   $2,229.05   $3,628.88
with IPP & EBB Riders................  $1,020.45   $1,815.88   $2,440.33   $4,051.30
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders...................  $  881.57   $1,404.88   $1,751.15   $2,649.60
with IPP Rider.......................  $  924.98   $1,534.45   $1,970.30   $3,105.61
with EBB Rider.......................  $  910.51   $1,491.39   $1,897.72   $2,955.89
with IPP & EBB Riders................  $  953.93   $1,620.96   $2,116.86   $3,411.90
MAINSTAY VP SMALL CAP GROWTH--SERVICE
  CLASS
without any Riders...................  $  943.81   $1,590.25   $2,064.03   $3,297.08
with IPP Rider.......................  $  986.94   $1,717.25   $2,275.86   $3,721.81
with EBB Rider.......................  $  972.56   $1,675.05   $2,205.71   $3,582.36
with IPP & EBB Riders................  $1,015.69   $1,802.04   $2,417.53   $4,007.08
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders...................  $  905.51   $1,476.47   $1,872.51   $2,903.59
with IPP Rider.......................  $  948.81   $1,605.05   $2,088.82   $3,347.33
with EBB Rider.......................  $  934.38   $1,562.32   $2,017.17   $3,201.62
with IPP & EBB Riders................  $  977.68   $1,690.89   $2,233.48   $3,645.38

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
(MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders...................  $281.88   $  864.20   $1,472.20   $3,112.11
with IPP Rider.......................  $328.00   $1,001.00   $1,697.35   $3,545.80
with EBB Rider.......................  $312.62   $  955.54   $1,622.78   $3,403.39
with IPP & EBB Riders................  $358.74   $1,092.34   $1,847.93   $3,837.09
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders...................  $296.18   $  906.78   $1,542.51   $3,248.75
with IPP Rider.......................  $342.24   $1,042.99   $1,766.03   $3,675.83
with EBB Rider.......................  $326.89   $  997.73   $1,691.99   $3,535.60
with IPP & EBB Riders................  $372.94   $1,133.95   $1,915.51   $3,962.68
MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders...................  $283.92   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................  $330.03   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................  $314.66   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................  $360.77   $1,098.30   $1,857.63   $3,855.13
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders...................  $277.79   $  852.01   $1,452.03   $3,072.74
with IPP Rider.......................  $323.93   $  988.98   $1,677.66   $3,508.30
with EBB Rider.......................  $308.55   $  943.46   $1,602.92   $3,365.30
with IPP & EBB Riders................  $354.69   $1,080.43   $1,828.56   $3,800.88
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $297.20   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................  $343.25   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................  $327.90   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................  $373.95   $1,136.90   $1,920.32   $3,971.57
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $306.40   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................  $352.41   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................  $377.08   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................  $383.08   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders...................  $234.87   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................  $281.20   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................  $265.76   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................  $312.09   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP SMALL CAP GROWTH--SERVICE
  CLASS
without any Riders...................  $301.29   $  921.95   $1,567.51   $3,297.08
with IPP Rider.......................  $347.32   $1,057.95   $1,790.45   $3,721.81
with EBB Rider.......................  $331.98   $1,012.76   $1,716.61   $3,582.36
with IPP & EBB Riders................  $378.01   $1,148.76   $1,939.53   $4,007.08
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders...................  $260.41   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................  $306.63   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................  $291.22   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................  $337.44   $1,029.72   $1,745.83   $3,645.38

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
(MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................  $  907.42   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................  $  950.72   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................  $  936.28   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................  $  979.58   $1,035.70   $1,755.60   $3,663.83

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders...................  $  935.19   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................  $  978.36   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................  $  963.97   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................  $1,007.15   $1,122.07   $1,896.25   $3,926.96

CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $  913.17   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................  $  956.44   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................  $  942.01   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................  $  985.28   $1,053.61   $1,784.83   $3,718.89

COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $  935.19   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................  $  978.36   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................  $  963.97   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................  $1,007.15   $1,122.07   $1,896.25   $3,926.96

DREYFUS IP TECHNOLOGY GROWTH--SERVICE
  SHARES
without any Riders...................  $  926.57   $  867.24   $1,477.23   $3,121.94
with IPP Rider.......................  $  969.78   $1,004.00   $1,702.27   $3,555.15
with EBB Rider.......................  $  955.38   $  958.56   $1,627.74   $3,412.91
with IPP & EBB Riders................  $  998.59   $1,095.32   $1,852.78   $3,846.12

FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,050.64   $1,779.97   $3,709.73

FIDELITY(R) VIP
  EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................  $  902.64   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................  $  945.96   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................  $  931.52   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................  $  974.83   $1,020.76   $1,731.18   $3,617.67

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $  915.08   $  830.66   $1,416.67   $3,003.43
with IPP Rider.......................  $  958.34   $  967.92   $1,643.11   $3,442.35
with EBB Rider.......................  $  943.92   $  922.30   $1,568.12   $3,298.25
with IPP & EBB Riders................  $  987.18   $1,059.58   $1,794.56   $3,737.16

JANUS ASPEN SERIES BALANCED--SERVICE
  SHARES
without any Riders...................  $  903.59   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $  946.90   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $  932.47   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,023.75   $1,736.06   $3,626.91

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
(MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................  $  907.42   $1,482.19   $1,882.17   $2,923.63
with IPP Rider.......................  $  950.72   $1,610.68   $2,098.23   $3,366.42
with EBB Rider.......................  $  936.28   $1,567.98   $2,026.68   $3,221.04
with IPP & EBB Riders................  $  979.58   $1,696.47   $2,242.76   $3,663.83
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders...................  $  935.19   $1,564.74   $2,021.23   $3,209.91
with IPP Rider.......................  $  978.36   $1,692.08   $2,234.05   $3,638.84
with EBB Rider.......................  $  963.97   $1,649.78   $2,163.57   $3,498.03
with IPP & EBB Riders................  $1,007.15   $1,777.12   $2,376.40   $3,926.96
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $  913.17   $1,499.30   $1,911.07   $2,983.54
with IPP Rider.......................  $  956.44   $1,627.56   $2,126.48   $3,423.42
with EBB Rider.......................  $  942.01   $1,584.94   $2,055.14   $3,278.99
with IPP & EBB Riders................  $  985.28   $1,713.20   $2,270.54   $3,718.89
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $  935.19   $1,564.74   $2,021.23   $3,209.91
with IPP Rider.......................  $  978.36   $1,692.08   $2,234.05   $3,638.84
with EBB Rider.......................  $  963.97   $1,649.78   $2,163.57   $3,498.03
with IPP & EBB Riders................  $1,007.15   $1,777.12   $2,376.40   $3,926.96
DREYFUS IP TECHNOLOGY GROWTH--SERVICE
  SHARES
without any Riders...................  $  926.57   $1,539.17   $1,978.25   $3,121.94
with IPP Rider.......................  $  969.78   $1,666.87   $2,192.08   $3,555.15
with EBB Rider.......................  $  955.38   $1,624.44   $2,121.26   $3,412.91
with IPP & EBB Riders................  $  998.59   $1,752.15   $2,335.10   $3,846.12
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,710.42   $2,265.92   $3,709.73
FIDELITY(R) VIP
  EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................  $  902.64   $1,467.91   $1,858.03   $2,873.45
with IPP Rider.......................  $  945.96   $1,596.59   $2,074.66   $3,318.65
with EBB Rider.......................  $  931.52   $1,553.83   $2,002.91   $3,172.46
with IPP & EBB Riders................  $  974.83   $1,682.52   $2,219.56   $3,617.67
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $  915.08   $1,505.01   $1,920.70   $3,003.43
with IPP Rider.......................  $  958.34   $1,633.18   $2,135.87   $3,442.35
with EBB Rider.......................  $  943.92   $1,590.59   $2,064.61   $3,298.25
with IPP & EBB Riders................  $  987.18   $1,718.77   $2,279.78   $3,737.16
JANUS ASPEN SERIES BALANCED--SERVICE
  SHARES
without any Riders...................  $  903.59   $1,470.76   $1,862.85   $2,883.50
with IPP Rider.......................  $  946.90   $1,599.41   $2,079.38   $3,328.21
with EBB Rider.......................  $  932.47   $1,556.67   $2,007.67   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,685.32   $2,224.19   $3,626.91

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
(MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................  $262.46   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................  $308.66   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................  $293.26   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................  $339.47   $1,035.70   $1,755.60   $3,663.83
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders...................  $292.10   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................  $338.17   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................  $322.81   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................  $368.89   $1,122.07   $1,896.25   $3,926.96
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $268.59   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................  $314.77   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................  $299.37   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................  $345.55   $1,053.61   $1,784.83   $3,718.89
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $292.10   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................  $338.17   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................  $322.81   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................  $368.89   $1,122.07   $1,896.25   $3,926.96
DREYFUS IP TECHNOLOGY GROWTH--SERVICE
  SHARES
without any Riders...................  $282.89   $  867.24   $1,477.23   $3,121.94
with IPP Rider.......................  $329.01   $1,004.00   $1,702.27   $3,555.15
with EBB Rider.......................  $313.64   $  958.56   $1,627.74   $3,412.91
with IPP & EBB Riders................  $359.75   $1,095.32   $1,852.78   $3,846.12
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $344.54   $1,050.64   $1,779.97   $3,709.73
FIDELITY(R) VIP
  EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................  $257.35   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................  $303.58   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................  $288.17   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................  $334.40   $1,020.76   $1,731.18   $3,617.67
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $270.63   $  830.66   $1,416.67   $3,003.43
with IPP Rider.......................  $316.80   $  967.92   $1,643.11   $3,442.35
with EBB Rider.......................  $301.41   $  922.30   $1,568.12   $3,298.25
with IPP & EBB Riders................  $347.58   $1,059.58   $1,794.56   $3,737.16
JANUS ASPEN SERIES BALANCED--SERVICE
  SHARES
without any Riders...................  $258.37   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $304.59   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $289.18   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $335.41   $1,023.75   $1,736.06   $3,626.91

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders...................  $  907.42   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................  $  950.72   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................  $  936.28   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................  $  979.58   $1,035.70   $1,755.60   $3,663.83

MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders...................  $  933.28   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................  $  976.46   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................  $  962.07   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................  $1,005.25   $1,116.13   $1,886.60   $3,909.06

MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................  $  938.06   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................  $  981.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................  $  966.83   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................  $1,009.99   $1,130.97   $1,910.69   $3,953.75

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $  935.19   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................  $  978.36   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................  $  963.97   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................  $1,007.15   $1,122.07   $1,896.25   $3,926.96

NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $  938.06   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................  $  981.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................  $  966.83   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................  $1,009.99   $1,130.97   $1,910.69   $3,953.75

ROYCE MICRO-CAP PORTFOLIO
without any Riders...................  $  951.47   $  946.19   $1,607.41   $3,373.91
with IPP Rider.......................  $  994.57   $1,081.87   $1,829.42   $3,794.93
with EBB Rider.......................  $  980.20   $1,036.79   $1,755.90   $3,656.72
with IPP & EBB Riders................  $1,023.30   $1,172.45   $1,977.89   $4,077.71

ROYCE SMALL-CAP PORTFOLIO
without any Riders...................  $  929.45   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................  $  972.65   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................  $  958.25   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................  $1,001.44   $1,104.25   $1,867.29   $3,873.13

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO-II
without any Riders...................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,107.21   $1,872.11   $3,882.12

VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $  937.11   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................  $  980.27   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................  $  965.88   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................  $1,009.05   $1,128.01   $1,905.89   $3,944.84

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders...................  $  907.42   $1,482.19   $1,882.17   $2,923.63
with IPP Rider.......................  $  950.72   $1,610.68   $2,098.23   $3,366.42
with EBB Rider.......................  $  936.28   $1,567.98   $2,026.68   $3,221.04
with IPP & EBB Riders................  $  979.58   $1,696.47   $2,242.76   $3,663.83
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders...................  $  933.28   $1,559.06   $2,011.69   $3,190.43
with IPP Rider.......................  $  976.46   $1,686.48   $2,224.74   $3,620.32
with EBB Rider.......................  $  962.07   $1,644.14   $2,154.17   $3,479.15
with IPP & EBB Riders................  $1,005.25   $1,771.58   $2,367.24   $3,909.06
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................  $  938.06   $1,573.25   $2,035.52   $3,239.05
with IPP Rider.......................  $  981.22   $1,700.48   $2,248.01   $3,666.59
with EBB Rider.......................  $  966.83   $1,658.20   $2,177.64   $3,526.22
with IPP & EBB Riders................  $1,009.99   $1,785.44   $2,390.12   $3,953.75
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $  935.19   $1,564.74   $2,021.23   $3,209.91
with IPP Rider.......................  $  978.36   $1,692.08   $2,234.05   $3,638.84
with EBB Rider.......................  $  963.97   $1,649.78   $2,163.57   $3,498.03
with IPP & EBB Riders................  $1,007.15   $1,777.12   $2,376.40   $3,926.96
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $  938.06   $1,573.25   $2,035.52   $3,239.05
with IPP Rider.......................  $  981.22   $1,700.48   $2,248.01   $3,666.59
with EBB Rider.......................  $  966.83   $1,658.20   $2,177.64   $3,526.22
with IPP & EBB Riders................  $1,009.99   $1,785.44   $2,390.12   $3,953.75
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................  $  951.47   $1,612.90   $2,101.95   $3,373.91
with IPP Rider.......................  $  994.57   $1,739.58   $2,312.89   $3,794.93
with EBB Rider.......................  $  980.20   $1,697.49   $2,243.04   $3,656.72
with IPP & EBB Riders................  $1,023.30   $1,824.17   $2,453.97   $4,077.71
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................  $  929.45   $1,547.71   $1,992.61   $3,151.37
with IPP Rider.......................  $  972.65   $1,675.29   $2,206.10   $3,583.14
with EBB Rider.......................  $  958.25   $1,632.89   $2,135.38   $3,441.35
with IPP & EBB Riders................  $1,001.44   $1,760.48   $2,348.88   $3,873.13
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO-II
without any Riders...................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $  937.11   $1,570.41   $2,030.76   $3,229.35
with IPP Rider.......................  $  980.27   $1,697.68   $2,243.36   $3,657.36
with EBB Rider.......................  $  965.88   $1,655.39   $2,172.94   $3,516.82
with IPP & EBB Riders................  $1,009.05   $1,782.67   $2,385.56   $3,944.84

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders...................  $262.46   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................  $308.66   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................  $293.26   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................  $339.47   $1,035.70   $1,755.60   $3,663.83
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders...................  $290.05   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................  $336.14   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................  $320.77   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................  $366.86   $1,116.13   $1,886.60   $3,909.06
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................  $295.16   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................  $341.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................  $325.86   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................  $371.92   $1,130.97   $1,910.69   $3,953.75
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $292.10   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................  $338.17   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................  $322.81   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................  $368.89   $1,122.07   $1,896.25   $3,926.96
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $295.16   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................  $341.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................  $325.86   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................  $371.92   $1,130.97   $1,910.69   $3,953.75
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................  $309.46   $  946.19   $1,607.41   $3,373.91
with IPP Rider.......................  $355.46   $1,081.87   $1,829.42   $3,794.93
with EBB Rider.......................  $340.13   $1,036.79   $1,755.90   $3,656.72
with IPP & EBB Riders................  $386.12   $1,172.45   $1,977.89   $4,077.71
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................  $285.96   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................  $332.07   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................  $316.70   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................  $362.80   $1,104.25   $1,867.29   $3,873.13
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO-II
without any Riders...................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $363.81   $1,107.21   $1,872.11   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $294.14   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................  $340.20   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................  $324.85   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................  $370.91   $1,128.01   $1,905.89   $3,944.84

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders...................  $1,017.54   $1,153.68   $1,946.05   $4,011.71
with IPP Rider.......................  $1,060.34   $1,286.48   $2,160.15   $4,401.81
with EBB Rider.......................  $1,046.08   $1,242.35   $2,089.24   $4,273.73
with IPP & EBB Riders................  $1,088.88   $1,375.16   $2,303.35   $4,663.82

VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $  941.89   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................  $  985.03   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................  $  970.65   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................  $1,013.79   $1,142.83   $1,929.93   $3,989.35

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders...................  $1,017.54   $1,806.63   $2,423.71   $4,011.71
with IPP Rider.......................  $1,060.34   $1,930.63   $2,627.13   $4,401.81
with EBB Rider.......................  $1,046.08   $1,889.43   $2,559.76   $4,273.73
with IPP & EBB Riders................  $1,088.88   $2,013.44   $2,763.18   $4,663.82
VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $  941.89   $1,584.58   $2,054.53   $3,277.78
with IPP Rider.......................  $  985.03   $1,711.65   $2,266.58   $3,703.44
with EBB Rider.......................  $  970.65   $1,669.44   $2,196.36   $3,563.68
with IPP & EBB Riders................  $1,013.79   $1,796.51   $2,408.40   $3,989.35

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders...................  $379.98   $1,153.68   $1,946.05   $4,011.71
with IPP Rider.......................  $425.66   $1,286.48   $2,160.15   $4,401.81
with EBB Rider.......................  $410.43   $1,242.35   $2,089.24   $4,273.73
with IPP & EBB Riders................  $456.11   $1,375.16   $2,303.35   $4,663.82
VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $299.24   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................  $345.29   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................  $329.94   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................  $375.98   $1,142.83   $1,929.93   $3,989.35

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:


                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $  944.77   $  924.98   $1,572.50   $3,306.73
with IPP Rider.......................  $  987.90   $1,060.95   $1,795.33   $3,730.99
with EBB Rider.......................  $  973.52   $1,015.76   $1,721.52   $3,591.68
with IPP & EBB Riders................  $1,016.65   $1,151.73   $1,944.35   $4,015.95

MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders...................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,050.64   $1,779.97   $3,709.73

MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $  873.91   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................  $  917.36   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................  $  902.88   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................  $  946.32   $  930.77   $1,583.54   $3,335.94

MAINSTAY VP CAPITAL APPRECIATION--
  INITIAL CLASS
without any Riders...................  $  883.49   $  729.59   $1,248.54   $2,670.18
with IPP Rider.......................  $  926.89   $  868.24   $1,478.90   $3,125.17
with EBB Rider.......................  $  912.42   $  822.17   $1,402.59   $2,975.77
with IPP & EBB Riders................  $  955.83   $  960.82   $1,632.95   $3,430.78

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $  873.91   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................  $  917.36   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................  $  902.88   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................  $  946.32   $  930.77   $1,583.54   $3,335.94

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $  873.91   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................  $  917.36   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................  $  902.88   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................  $  946.32   $  930.77   $1,583.54   $3,335.94

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  946.68   $  931.05   $1,582.50   $3,325.96
with IPP Rider.......................  $  989.80   $1,066.93   $1,805.09   $3,749.30
with EBB Rider.......................  $  975.43   $1,021.78   $1,731.36   $3,610.32
with IPP & EBB Riders................  $1,018.55   $1,157.66   $1,953.94   $4,033.64

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $  885.40   $  735.74   $1,258.79   $2,690.68
with IPP Rider.......................  $  928.80   $  874.31   $1,488.91   $3,144.69
with EBB Rider.......................  $  914.33   $  828.25   $1,412.68   $2,995.62
with IPP & EBB Riders................  $  957.73   $  966.83   $1,642.82   $3,449.64

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $  944.77   $1,593.08   $2,068.78   $3,306.73
with IPP Rider.......................  $  987.90   $1,720.05   $2,280.50   $3,730.99
with EBB Rider.......................  $  973.52   $1,677.86   $2,210.38   $3,591.68
with IPP & EBB Riders................  $1,016.65   $1,804.82   $2,422.10   $4,015.95
MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders...................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,710.42   $2,265.92   $3,709.73
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $  873.91   $1,381.91   $1,712.07   $2,567.01
with IPP Rider.......................  $  917.36   $1,511.78   $1,932.11   $3,026.99
with EBB Rider.......................  $  902.88   $1,468.62   $1,859.23   $2,875.95
with IPP & EBB Riders................  $  946.32   $1,598.49   $2,079.28   $3,335.94
MAINSTAY VP CAPITAL APPRECIATION--
  INITIAL CLASS
without any Riders...................  $  883.49   $1,410.64   $1,760.93   $2,670.18
with IPP Rider.......................  $  926.89   $1,540.11   $1,979.83   $3,125.17
with EBB Rider.......................  $  912.42   $1,497.08   $1,907.32   $2,975.77
with IPP & EBB Riders................  $  955.83   $1,626.56   $2,126.23   $3,430.78
MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $  873.91   $1,381.91   $1,712.07   $2,567.01
with IPP Rider.......................  $  917.36   $1,511.78   $1,932.11   $3,026.99
with EBB Rider.......................  $  902.88   $1,468.62   $1,859.23   $2,875.95
with IPP & EBB Riders................  $  946.32   $1,598.49   $2,079.28   $3,335.94
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $  873.91   $1,381.91   $1,712.07   $2,567.01
with IPP Rider.......................  $  917.36   $1,511.78   $1,932.11   $3,026.99
with EBB Rider.......................  $  902.88   $1,468.62   $1,859.23   $2,875.95
with IPP & EBB Riders................  $  946.32   $1,598.49   $2,079.28   $3,335.94
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  946.68   $1,598.75   $2,078.27   $3,325.96
with IPP Rider.......................  $  989.80   $1,725.64   $2,289.77   $3,749.30
with EBB Rider.......................  $  975.43   $1,683.47   $2,219.72   $3,610.32
with IPP & EBB Riders................  $1,018.55   $1,810.35   $2,431.21   $4,033.64
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $  885.40   $1,416.37   $1,770.68   $2,690.68
with IPP Rider.......................  $  928.80   $1,545.77   $1,989.35   $3,144.69
with EBB Rider.......................  $  914.33   $1,502.76   $1,916.91   $2,995.62
with IPP & EBB Riders................  $  957.73   $1,632.17   $2,135.60   $3,449.64

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $302.32   $  924.98   $1,572.50   $3,306.73
with IPP Rider.......................  $348.34   $1,060.95   $1,795.33   $3,730.99
with EBB Rider.......................  $333.00   $1,015.76   $1,721.52   $3,591.68
with IPP & EBB Riders................  $379.03   $1,151.73   $1,944.35   $4,015.95
MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders...................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $344.54   $1,050.64   $1,779.97   $3,709.73
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $226.69   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................  $273.06   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................  $257.61   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................  $303.97   $  930.77   $1,583.54   $3,335.94
MAINSTAY VP CAPITAL APPRECIATION--
  INITIAL CLASS
without any Riders...................  $236.91   $  729.59   $1,248.54   $2,670.18
with IPP Rider.......................  $283.23   $  868.24   $1,478.90   $3,125.17
with EBB Rider.......................  $267.79   $  822.17   $1,402.59   $2,975.77
with IPP & EBB Riders................  $314.12   $  960.82   $1,632.95   $3,430.78
MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $226.69   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................  $273.06   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................  $257.61   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................  $303.97   $  930.77   $1,583.54   $3,335.94
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $226.69   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................  $273.06   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................  $257.61   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................  $303.97   $  930.77   $1,583.54   $3,335.94
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $304.36   $  931.05   $1,582.50   $3,325.96
with IPP Rider.......................  $350.38   $1,066.93   $1,805.09   $3,749.30
with EBB Rider.......................  $335.04   $1,021.78   $1,731.36   $3,610.32
with IPP & EBB Riders................  $381.06   $1,157.66   $1,953.94   $4,033.64
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $238.96   $  735.74   $1,258.79   $2,690.68
with IPP Rider.......................  $285.27   $  874.31   $1,488.91   $3,144.69
with EBB Rider.......................  $269.83   $  828.25   $1,412.68   $2,995.62
with IPP & EBB Riders................  $316.15   $  966.83   $1,642.82   $3,449.64

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP DEVELOPING GROWTH--
  INITIAL CLASS
without any Riders...................  $  922.74   $  855.05   $1,457.08   $3,082.60
with IPP Rider.......................  $  965.97   $  991.98   $1,682.59   $3,517.69
with EBB Rider.......................  $  951.56   $  946.48   $1,607.89   $3,374.84
with IPP & EBB Riders................  $  994.79   $1,083.41   $1,833.40   $3,809.93

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $  929.45   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................  $  972.65   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................  $  958.25   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................  $1,001.44   $1,104.25   $1,867.29   $3,873.13

MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $  879.66   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................  $  923.08   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................  $  908.60   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................  $  952.03   $  948.81   $1,613.21   $3,392.94

MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................  $  984.99   $1,051.81   $1,780.42   $3,702.94
with IPP Rider.......................  $1,027.93   $1,186.03   $1,998.39   $4,108.03
with EBB Rider.......................  $1,013.62   $1,141.42   $1,926.20   $3,975.03
with IPP & EBB Riders................  $1,056.56   $1,275.64   $2,144.17   $4,380.12

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $  878.69   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................  $  922.12   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................  $  907.64   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................  $  951.07   $  945.81   $1,608.27   $3,383.47

MAINSTAY VP INCOME & GROWTH--INITIAL
  CLASS
without any Riders...................  $  905.51   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................  $  948.81   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................  $  934.38   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................  $  977.68   $1,029.72   $1,745.83   $3,645.38

MAINSTAY VP INTERNATIONAL EQUITY--
  INITIAL CLASS
without any Riders...................  $  913.17   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................  $  956.44   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................  $  942.01   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................  $  985.28   $1,053.61   $1,784.83   $3,718.89

MAINSTAY VP LARGE CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $  901.68   $  787.85   $1,345.61   $2,863.37
with IPP Rider.......................  $  945.00   $  925.71   $1,573.71   $3,309.06
with EBB Rider.......................  $  930.56   $  879.91   $1,498.17   $3,162.72
with IPP & EBB Riders................  $  973.88   $1,017.76   $1,726.28   $3,608.41

MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $  915.08   $  830.66   $1,416.67   $3,003.43
with IPP Rider.......................  $  958.34   $  967.92   $1,643.11   $3,442.35
with EBB Rider.......................  $  943.92   $  922.30   $1,568.12   $3,298.25
with IPP & EBB Riders................  $  987.18   $1,059.58   $1,794.56   $3,737.16

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP DEVELOPING GROWTH--
  INITIAL CLASS
without any Riders...................  $  922.74   $1,527.79   $1,959.10   $3,082.60
with IPP Rider.......................  $  965.97   $1,655.65   $2,173.38   $3,517.69
with EBB Rider.......................  $  951.56   $1,613.16   $2,102.40   $3,374.84
with IPP & EBB Riders................  $  994.79   $1,741.02   $2,316.68   $3,809.93
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $  929.45   $1,547.71   $1,992.61   $3,151.37
with IPP Rider.......................  $  972.65   $1,675.29   $2,206.10   $3,583.14
with EBB Rider.......................  $  958.25   $1,632.89   $2,135.38   $3,441.35
with IPP & EBB Riders................  $1,001.44   $1,760.48   $2,348.88   $3,873.13
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $  879.66   $1,399.15   $1,741.41   $2,629.04
with IPP Rider.......................  $  923.08   $1,528.78   $1,960.76   $3,086.01
with EBB Rider.......................  $  908.60   $1,485.71   $1,888.12   $2,935.98
with IPP & EBB Riders................  $  952.03   $1,615.34   $2,107.46   $3,392.94
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................  $  984.99   $1,711.52   $2,266.34   $3,702.94
with IPP Rider.......................  $1,027.93   $1,836.84   $2,473.44   $4,108.03
with EBB Rider.......................  $1,013.62   $1,795.19   $2,404.85   $3,975.03
with IPP & EBB Riders................  $1,056.56   $1,920.52   $2,611.96   $4,380.12
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $  878.69   $1,396.27   $1,736.52   $2,618.72
with IPP Rider.......................  $  922.12   $1,525.95   $1,955.99   $3,076.19
with EBB Rider.......................  $  907.64   $1,482.86   $1,883.30   $2,925.98
with IPP & EBB Riders................  $  951.07   $1,612.54   $2,102.77   $3,383.47
MAINSTAY VP INCOME & GROWTH--INITIAL
  CLASS
without any Riders...................  $  905.51   $1,476.47   $1,872.51   $2,903.59
with IPP Rider.......................  $  948.81   $1,605.05   $2,088.82   $3,347.33
with EBB Rider.......................  $  934.38   $1,562.32   $2,017.17   $3,201.62
with IPP & EBB Riders................  $  977.68   $1,690.89   $2,233.48   $3,645.38
MAINSTAY VP INTERNATIONAL EQUITY--
  INITIAL CLASS
without any Riders...................  $  913.17   $1,499.30   $1,911.07   $2,983.54
with IPP Rider.......................  $  956.44   $1,627.56   $2,126.48   $3,423.42
with EBB Rider.......................  $  942.01   $1,584.94   $2,055.14   $3,278.99
with IPP & EBB Riders................  $  985.28   $1,713.20   $2,270.54   $3,718.89
MAINSTAY VP LARGE CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $  901.68   $1,465.04   $1,853.18   $2,863.37
with IPP Rider.......................  $  945.00   $1,593.77   $2,069.93   $3,309.06
with EBB Rider.......................  $  930.56   $1,551.00   $1,998.14   $3,162.72
with IPP & EBB Riders................  $  973.88   $1,679.73   $2,214.90   $3,608.41
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $  915.08   $1,505.01   $1,920.70   $3,003.43
with IPP Rider.......................  $  958.34   $1,633.18   $2,135.87   $3,442.35
with EBB Rider.......................  $  943.92   $1,590.59   $2,064.61   $3,298.25
with IPP & EBB Riders................  $  987.18   $1,718.77   $2,279.78   $3,737.16

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP DEVELOPING GROWTH--
  INITIAL CLASS
without any Riders...................  $278.81   $  855.05   $1,457.08   $3,082.60
with IPP Rider.......................  $324.94   $  991.98   $1,682.59   $3,517.69
with EBB Rider.......................  $309.56   $  946.48   $1,607.89   $3,374.84
with IPP & EBB Riders................  $355.70   $1,083.41   $1,833.40   $3,809.93
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $285.96   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................  $332.07   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................  $316.70   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................  $362.80   $1,104.25   $1,867.29   $3,873.13
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $232.82   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................  $279.17   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................  $263.72   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................  $310.06   $  948.81   $1,613.21   $3,392.94
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................  $345.24   $1,051.81   $1,780.42   $3,702.94
with IPP Rider.......................  $391.07   $1,186.03   $1,998.39   $4,108.03
with EBB Rider.......................  $375.79   $1,141.42   $1,926.20   $3,975.03
with IPP & EBB Riders................  $421.63   $1,275.64   $2,144.17   $4,380.12
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $231.80   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................  $278.14   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................  $262.69   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................  $309.04   $  945.81   $1,608.27   $3,383.47
MAINSTAY VP INCOME & GROWTH--INITIAL
  CLASS
without any Riders...................  $260.41   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................  $306.63   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................  $291.22   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................  $337.44   $1,029.72   $1,745.83   $3,645.38
MAINSTAY VP INTERNATIONAL EQUITY--
  INITIAL CLASS
without any Riders...................  $268.59   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................  $314.77   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................  $299.37   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................  $345.55   $1,053.61   $1,784.83   $3,718.89
MAINSTAY VP LARGE CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $256.32   $  787.85   $1,345.61   $2,863.37
with IPP Rider.......................  $302.56   $  925.71   $1,573.71   $3,309.06
with EBB Rider.......................  $287.15   $  879.91   $1,498.17   $3,162.72
with IPP & EBB Riders................  $333.38   $1,017.76   $1,726.28   $3,608.41
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $270.63   $  830.66   $1,416.67   $3,003.43
with IPP Rider.......................  $316.80   $  967.92   $1,643.11   $3,442.35
with EBB Rider.......................  $301.41   $  922.30   $1,568.12   $3,298.25
with IPP & EBB Riders................  $347.58   $1,059.58   $1,794.56   $3,737.16

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $  903.59   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $  946.90   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $  932.47   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,023.75   $1,736.06   $3,626.91
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $  897.84   $  775.62   $1,325.25   $2,823.00
with IPP Rider.......................  $  941.18   $  913.63   $1,553.82   $3,270.62
with EBB Rider.......................  $  926.74   $  867.77   $1,478.11   $3,123.66
with IPP & EBB Riders................  $  970.08   $1,005.80   $1,706.70   $3,571.30
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................  $  939.98   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................  $  983.13   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................  $  968.74   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................  $1,011.89   $1,136.90   $1,920.32   $3,971.57
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  948.60   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................  $  991.71   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................  $  977.34   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................  $1,020.45   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $  857.63   $  646.37   $1,109.21   $2,389.29
with IPP Rider.......................  $  901.15   $  786.19   $1,342.83   $2,857.84
with EBB Rider.......................  $  886.64   $  739.72   $1,265.44   $2,703.98
with IPP & EBB Riders................  $  930.16   $  879.52   $1,499.05   $3,172.52
MAINSTAY VP SMALL CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $  919.87   $  845.92   $1,441.95   $3,052.98
with IPP Rider.......................  $  963.11   $  982.97   $1,667.81   $3,489.52
with EBB Rider.......................  $  948.70   $  937.44   $1,593.00   $3,346.20
with IPP & EBB Riders................  $  991.94   $1,074.48   $1,818.85   $3,782.71
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $  881.57   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................  $  924.98   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................  $  910.51   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................  $  953.93   $  954.83   $1,623.10   $3,411.90

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $  903.59   $1,470.76   $1,862.85   $2,883.50
with IPP Rider.......................  $  946.90   $1,599.41   $2,079.38   $3,328.21
with EBB Rider.......................  $  932.47   $1,556.67   $2,007.67   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,685.32   $2,224.19   $3,626.91
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $  897.84   $1,453.62   $1,833.83   $2,823.00
with IPP Rider.......................  $  941.18   $1,582.49   $2,051.02   $3,270.62
with EBB Rider.......................  $  926.74   $1,539.66   $1,979.08   $3,123.66
with IPP & EBB Riders................  $  970.08   $1,668.55   $2,196.30   $3,571.30
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................  $  939.98   $1,578.91   $2,045.02   $3,258.42
with IPP Rider.......................  $  983.13   $1,706.07   $2,257.31   $3,685.04
with EBB Rider.......................  $  968.74   $1,663.82   $2,186.99   $3,544.97
with IPP & EBB Riders................  $1,011.89   $1,790.97   $2,399.27   $3,971.57
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  948.60   $1,604.41   $2,087.75   $3,345.17
with IPP Rider.......................  $  991.71   $1,731.21   $2,299.02   $3,767.57
with EBB Rider.......................  $  977.34   $1,689.08   $2,229.05   $3,628.88
with IPP & EBB Riders................  $1,020.45   $1,815.88   $2,440.33   $4,051.30
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $  857.63   $1,332.92   $1,628.53   $2,389.29
with IPP Rider.......................  $  901.15   $1,463.48   $1,850.53   $2,857.84
with EBB Rider.......................  $  886.64   $1,420.09   $1,776.99   $2,703.98
with IPP & EBB Riders................  $  930.16   $1,550.64   $1,998.99   $3,172.52
MAINSTAY VP SMALL CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $  919.87   $1,519.26   $1,944.72   $3,052.98
with IPP Rider.......................  $  963.11   $1,647.24   $2,159.34   $3,489.52
with EBB Rider.......................  $  948.70   $1,604.72   $2,088.25   $3,346.20
with IPP & EBB Riders................  $  991.94   $1,732.68   $2,302.86   $3,782.71
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $  881.57   $1,404.88   $1,751.15   $2,649.60
with IPP Rider.......................  $  924.98   $1,534.45   $1,970.30   $3,105.61
with EBB Rider.......................  $  910.51   $1,491.39   $1,897.72   $2,955.89
with IPP & EBB Riders................  $  953.93   $1,620.96   $2,116.86   $3,411.90

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $258.37   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $304.59   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $289.18   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $335.41   $1,023.75   $1,736.06   $3,626.91
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $252.24   $  775.62   $1,325.25   $2,823.00
with IPP Rider.......................  $298.49   $  913.63   $1,553.82   $3,270.62
with EBB Rider.......................  $283.07   $  867.77   $1,478.11   $3,123.66
with IPP & EBB Riders................  $329.33   $1,005.80   $1,706.70   $3,571.30
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................  $297.20   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................  $343.25   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................  $327.90   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................  $373.95   $1,136.90   $1,920.32   $3,971.57
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $306.40   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................  $352.41   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................  $337.08   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................  $383.08   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $209.31   $  646.37   $1,109.21   $2,389.29
with IPP Rider.......................  $255.76   $  786.19   $1,342.83   $2,857.84
with EBB Rider.......................  $240.28   $  739.72   $1,265.44   $2,703.98
with IPP & EBB Riders................  $286.73   $  879.52   $1,499.05   $3,172.52
MAINSTAY VP SMALL CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $275.75   $  845.92   $1,441.95   $3,052.98
with IPP Rider.......................  $321.89   $  982.97   $1,667.81   $3,489.52
with EBB Rider.......................  $306.51   $  937.44   $1,593.00   $3,346.20
with IPP & EBB Riders................  $352.66   $1,074.48   $1,818.85   $3,782.71
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $234.87   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................  $281.20   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................  $265.76   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................  $312.09   $  954.83   $1,623.10   $3,411.90


                                        17

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................  $  883.49   $  729.59   $1,248.54   $2,670.18
with IPP Rider.......................  $  926.89   $  868.24   $1,478.90   $3,125.17
with EBB Rider.......................  $  912.42   $  822.17   $1,402.59   $2,975.77
with IPP & EBB Riders................  $  955.83   $  960.82   $1,632.95   $3,430.78
ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS O SHARES
without any Riders...................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,050.64   $1,779.97   $3,709.73

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................  $  883.49   $1,410.64   $1,760.93   $2,670.18
with IPP Rider.......................  $  926.89   $1,540.11   $1,979.83   $3,125.17
with EBB Rider.......................  $  912.42   $1,497.08   $1,907.32   $2,975.77
with IPP & EBB Riders................  $  955.83   $1,626.56   $2,126.23   $3,430.78
ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS O SHARES
without any Riders...................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,710.42   $2,265.92   $3,709.73

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................  $236.91   $  729.59   $1,248.54   $2,670.18
with IPP Rider.......................  $283.23   $  868.24   $1,478.90   $3,125.17
with EBB Rider.......................  $267.79   $  822.17   $1,402.59   $2,975.77
with IPP & EBB Riders................  $314.12   $  960.82   $1,632.95   $3,430.78
ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS O SHARES
without any Riders...................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $344.54   $1,050.64   $1,779.97   $3,709.73


                                       17.1

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $  913.17   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................  $  956.44   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................  $  942.01   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................  $  985.28   $1,053.61   $1,784.83   $3,718.89
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $  935.19   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................  $  978.36   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................  $  963.97   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................  $1,007.15   $1,122.07   $1,896.25   $3,926.96
DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $  902.64   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................  $  945.96   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................  $  931.52   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................  $  974.83   $1,020.76   $1,731.18   $3,617.67
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $  888.27   $  744.95   $1,274.16   $2,721.37
with IPP Rider.......................  $  931.65   $  883.38   $1,503.92   $3,173.90
with EBB Rider.......................  $  917.19   $  837.39   $1,427.83   $3,025.32
with IPP & EBB Riders................  $  960.57   $  975.83   $1,657.58   $3,477.85
FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders...................  $  878.69   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................  $  922.12   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................  $  907.64   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................  $  951.07   $  945.81   $1,608.27   $3,383.47
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $  915.08   $  830.66   $1,416.67   $3,003.43
with IPP Rider.......................  $  958.34   $  967.92   $1,643.11   $3,442.35
with EBB Rider.......................  $  943.92   $  922.30   $1,568.12   $3,298.25
with IPP & EBB Riders................  $  987.18   $1,059.58   $1,794.56   $3,737.16
JANUS ASPEN SERIES BALANCED--
  INSTITUTIONAL SHARES
without any Riders...................  $  879.66   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................  $  923.08   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................  $  908.60   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................  $  952.03   $  948.81   $1,613.21   $3,392.94

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $  913.17   $1,499.30   $1,911.07   $2,983.54
with IPP Rider.......................  $  956.44   $1,627.56   $2,126.48   $3,423.42
with EBB Rider.......................  $  942.01   $1,584.94   $2,055.14   $3,278.99
with IPP & EBB Riders................  $  985.28   $1,713.20   $2,270.54   $3,718.89
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $  935.19   $1,564.74   $2,021.23   $3,209.91
with IPP Rider.......................  $  978.36   $1,692.08   $2,234.05   $3,638.84
with EBB Rider.......................  $  963.97   $1,649.78   $2,163.57   $3,498.03
with IPP & EBB Riders................  $1,007.15   $1,777.12   $2,376.40   $3,926.96
DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $  902.64   $1,467.91   $1,858.03   $2,873.45
with IPP Rider.......................  $  945.96   $1,596.59   $2,074.66   $3,318.65
with EBB Rider.......................  $  931.52   $1,553.83   $2,002.91   $3,172.46
with IPP & EBB Riders................  $  974.83   $1,682.52   $2,219.56   $3,617.67
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $  888.27   $1,424.98   $1,785.28   $2,721.37
with IPP Rider.......................  $  931.65   $1,554.25   $2,003.60   $3,173.90
with EBB Rider.......................  $  917.19   $1,511.29   $1,931.30   $3,025.32
with IPP & EBB Riders................  $  960.57   $1,640.57   $2,149.63   $3,477.85
FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders...................  $  878.69   $1,396.27   $1,736.52   $2,618.72
with IPP Rider.......................  $  922.12   $1,525.95   $1,955.99   $3,076.19
with EBB Rider.......................  $  907.64   $1,482.86   $1,883.30   $2,925.98
with IPP & EBB Riders................  $  951.07   $1,612.54   $2,102.77   $3,383.47
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $  915.08   $1,505.01   $1,920.70   $3,003.43
with IPP Rider.......................  $  958.34   $1,633.18   $2,135.87   $3,442.35
with EBB Rider.......................  $  943.92   $1,590.59   $2,064.61   $3,298.25
with IPP & EBB Riders................  $  987.18   $1,718.77   $2,279.78   $3,737.16
JANUS ASPEN SERIES BALANCED--
  INSTITUTIONAL SHARES
without any Riders...................  $  879.66   $1,399.15   $1,741.41   $2,629.04
with IPP Rider.......................  $  923.08   $1,528.78   $1,960.76   $3,086.01
with EBB Rider.......................  $  908.60   $1,485.71   $1,888.12   $2,935.98
with IPP & EBB Riders................  $  952.03   $1,615.34   $2,107.46   $3,392.94

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $268.59   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................  $314.77   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................  $299.37   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................  $345.55   $1,053.61   $1,784.83   $3,718.89
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $292.10   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................  $338.17   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................  $322.81   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................  $368.89   $1,122.07   $1,896.25   $3,926.96
DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $257.35   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................  $303.58   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................  $288.17   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................  $334.40   $1,020.76   $1,731.18   $3,617.67
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $242.02   $  744.95   $1,274.16   $2,721.37
with IPP Rider.......................  $288.32   $  883.38   $1,503.92   $3,173.90
with EBB Rider.......................  $272.88   $  837.39   $1,427.83   $3,025.32
with IPP & EBB Riders................  $319.18   $  975.83   $1,657.58   $3,477.85
FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders...................  $231.80   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................  $278.14   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................  $262.69   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................  $309.04   $  945.81   $1,608.27   $3,383.47
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $270.63   $  830.66   $1,416.67   $3,003.43
with IPP Rider.......................  $316.80   $  967.92   $1,643.11   $3,442.35
with EBB Rider.......................  $301.41   $  922.30   $1,568.12   $3,298.25
with IPP & EBB Riders................  $347.58   $1,059.58   $1,794.56   $3,737.16
JANUS ASPEN SERIES BALANCED--
  INSTITUTIONAL SHARES
without any Riders...................  $232.82   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................  $279.17   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................  $263.72   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................  $310.06   $  948.81   $1,613.21   $3,392.94


                                        18

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders...................  $  883.49   $  729.59   $1,248.54   $2,670.18
with IPP Rider.......................  $  926.89   $  868.24   $1,478.90   $3,125.17
with EBB Rider.......................  $  912.42   $  822.17   $1,402.59   $2,975.77
with IPP & EBB Riders................  $  955.83   $  960.82   $1,632.95   $3,430.78
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $  909.34   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................  $  952.62   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................  $  938.19   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................  $  981.48   $1,041.66   $1,765.34   $3,682.20

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders...................  $  883.49   $1,410.64   $1,760.93   $2,670.18
with IPP Rider.......................  $  926.89   $1,540.11   $1,979.83   $3,125.17
with EBB Rider.......................  $  912.42   $1,497.08   $1,907.32   $2,975.77
with IPP & EBB Riders................  $  955.83   $1,626.56   $2,126.23   $3,430.78
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $  909.34   $1,487.90   $1,891.80   $2,943.64
with IPP Rider.......................  $  952.62   $1,616.30   $2,107.66   $3,385.45
with EBB Rider.......................  $  938.19   $1,573.64   $2,036.17   $3,240.39
with IPP & EBB Riders................  $  981.48   $1,702.04   $2,252.02   $3,682.20

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders...................  $236.91   $  729.59   $1,248.54   $2,670.18
with IPP Rider.......................  $283.23   $  868.24   $1,478.90   $3,125.17
with EBB Rider.......................  $267.79   $  822.17   $1,402.59   $2,975.77
with IPP & EBB Riders................  $314.12   $  960.82   $1,632.95   $3,430.78
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $264.50   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................  $310.70   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................  $295.30   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................  $341.50   $1,041.66   $1,765.34   $3,682.20


                                       18.1

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $  914.13   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................  $  957.39   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................  $  942.97   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................  $  986.24   $1,056.59   $1,789.70   $3,728.03
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $  935.19   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................  $  978.36   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................  $  963.97   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................  $1,007.15   $1,122.07   $1,896.25   $3,926.96
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $  938.06   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................  $  981.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................  $  966.83   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................  $1,009.99   $1,130.97   $1,910.69   $3,953.75
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................  $  951.47   $  946.19   $1,607.41   $3,373.91
with IPP Rider.......................  $  994.57   $1,081.87   $1,829.42   $3,794.93
with EBB Rider.......................  $  980.20   $1,036.79   $1,755.90   $3,656.72
with IPP & EBB Riders................  $1,023.30   $1,172.45   $1,977.89   $4,077.71
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................  $  929.45   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................  $  972.65   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................  $  958.25   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................  $1,001.44   $1,104.25   $1,867.29   $3,873.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................  $  906.47   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................  $  949.77   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................  $  935.33   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................  $  978.64   $1,032.71   $1,750.71   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $  937.11   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................  $  980.27   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................  $  965.88   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................  $1,009.05   $1,128.01   $1,905.89   $3,944.84
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...................  $  984.02   $1,048.80   $1,775.52   $3,693.71
with IPP Rider.......................  $1,026.97   $1,183.06   $1,993.60   $4,099.24
with EBB Rider.......................  $1,012.66   $1,138.44   $1,921.36   $3,966.09
with IPP & EBB Riders................  $1,055.61   $1,272.70   $2,139.45   $4,371.62

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $  914.13   $1,502.17   $1,915.90   $2,993.49
with IPP Rider.......................  $  957.39   $1,630.38   $2,131.19   $3,432.92
with EBB Rider.......................  $  942.97   $1,587.77   $2,059.86   $3,288.61
with IPP & EBB Riders................  $  986.24   $1,715.98   $2,275.16   $3,728.03
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $  935.19   $1,564.74   $2,021.23   $3,209.91
with IPP Rider.......................  $  978.36   $1,692.08   $2,234.05   $3,638.84
with EBB Rider.......................  $  963.97   $1,649.78   $2,163.57   $3,498.03
with IPP & EBB Riders................  $1,007.15   $1,777.12   $2,376.40   $3,926.96
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $  938.06   $1,573.25   $2,035.52   $3,239.05
with IPP Rider.......................  $  981.22   $1,700.48   $2,248.01   $3,666.59
with EBB Rider.......................  $  966.83   $1,658.20   $2,177.64   $3,526.22
with IPP & EBB Riders................  $1,009.99   $1,785.44   $2,390.12   $3,953.75
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................  $  951.47   $1,612.90   $2,101.95   $3,373.91
with IPP Rider.......................  $  994.57   $1,739.58   $2,312.89   $3,794.93
with EBB Rider.......................  $  980.20   $1,697.49   $2,243.04   $3,656.72
with IPP & EBB Riders................  $1,023.30   $1,824.17   $2,453.97   $4,077.71
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................  $  929.45   $1,547.71   $1,992.61   $3,151.37
with IPP Rider.......................  $  972.65   $1,675.29   $2,206.10   $3,583.14
with EBB Rider.......................  $  958.25   $1,632.89   $2,135.38   $3,441.35
with IPP & EBB Riders................  $1,001.44   $1,760.48   $2,348.88   $3,873.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................  $  906.47   $1,479.34   $1,877.35   $2,913.63
with IPP Rider.......................  $  949.77   $1,607.86   $2,093.53   $3,356.89
with EBB Rider.......................  $  935.33   $1,565.16   $2,021.94   $3,211.35
with IPP & EBB Riders................  $  978.64   $1,693.69   $2,238.11   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $  937.11   $1,570.41   $2,030.76   $3,229.35
with IPP Rider.......................  $  980.27   $1,697.68   $2,243.36   $3,657.36
with EBB Rider.......................  $  965.88   $1,655.39   $2,172.94   $3,516.82
with IPP & EBB Riders................  $1,009.05   $1,782.67   $2,385.56   $3,944.84
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...................  $  984.02   $1,708.71   $2,261.68   $3,693.71
with IPP Rider.......................  $1,026.97   $1,834.07   $2,468.89   $4,099.24
with EBB Rider.......................  $1,012.66   $1,792.41   $2,400.25   $3,966.09
with IPP & EBB Riders................  $1,055.61   $1,917.77   $2,607.47   $4,371.62

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $269.61   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................  $315.79   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................  $300.40   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................  $346.57   $1,056.59   $1,789.70   $3,728.03
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $292.10   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................  $338.17   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................  $322.81   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................  $368.89   $1,122.07   $1,896.25   $3,926.96
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $295.16   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................  $341.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................  $325.86   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................  $371.92   $1,130.97   $1,910.69   $3,953.75
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................  $309.46   $  946.19   $1,607.41   $3,373.91
with IPP Rider.......................  $355.46   $1,081.87   $1,829.42   $3,794.93
with EBB Rider.......................  $340.13   $1,036.79   $1,755.90   $3,656.72
with IPP & EBB Riders................  $386.12   $1,172.45   $1,977.89   $4,077.71
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................  $285.96   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................  $332.07   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................  $316.70   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................  $362.80   $1,104.25   $1,867.29   $3,873.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................  $261.44   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................  $307.65   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................  $292.25   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................  $338.46   $1,032.71   $1,750.71   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $294.14   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................  $340.20   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................  $324.85   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................  $370.91   $1,128.01   $1,905.89   $3,944.84
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...................  $344.21   $1,048.80   $1,775.52   $3,693.71
with IPP Rider.......................  $390.05   $1,183.06   $1,993.60   $4,099.24
with EBB Rider.......................  $374.77   $1,138.44   $1,921.36   $3,966.09
with IPP & EBB Riders................  $420.61   $1,272.70   $2,139.45   $4,371.62

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $  941.89   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................  $  985.03   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................  $  970.65   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................  $1,013.79   $1,142.83   $1,929.93   $3,989.35

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $  941.89   $1,584.58   $2,054.53   $3,277.78
with IPP Rider.......................  $  985.03   $1,711.65   $2,266.58   $3,703.44
with EBB Rider.......................  $  970.65   $1,669.44   $2,196.36   $3,563.68
with IPP & EBB Riders................  $1,013.79   $1,796.51   $2,408.40   $3,989.35

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $299.24   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................  $345.29   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................  $329.94   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................  $375.98   $1,142.83   $1,929.93   $3,989.35


                                       19.1

           QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS LIFESTAGES(R) VARIABLE ANNUITY?


     A LifeStages(R) Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity policy. NYLIAC issues the policy. You may allocate premium payments to 44 Investment Divisions of the Separate Account, as well as the Fixed Account. In addition you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Plan Accounts.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT


             The Separate Account currently consists of 74 investment divisions, 44 of which are available under this policy. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (ii) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate. (See "THE FIXED ACCOUNT.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic Dollar Cost Averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the Fixed Account. (See "THE POLICIES--Dollar Cost Averaging ("DCA") Program--The DCA Advantage Plan.").

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date. The maximum amount you are allowed to transfer from the Fixed Account during any Policy Year is 20%. (See "THE FIXED ACCOUNT.") Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on Transfers. (See "THE POLICIES--Transfers.")

     You can make transfers to the investment divisions, from the Fixed Account and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "THE FIXED ACCOUNT" and "THE POLICIES--Dollar Cost Averaging ("DCA") Program--The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options described in this Prospectus. You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, We deduct on a daily basis a charge for policy administrative expenses. This charge is equal, on an annual basis, to 0.15% of the net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                        PAYMENT YEAR                          SURRENDER CHARGE
                        ------------                          ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         5%
6...........................................................         4%
7+..........................................................         0%

     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary less any prior Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")

     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first business day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your Registered Representative to determine the percentages We are currently charging before you select the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time.

     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you elect this Rider. The current charge for the EBB Rider is 0.30% of the Policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You can make additional premium payments of at least $500 or such lower amount as We may permit at any time. You have a choice of sending premium payments directly to NYLIAC. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,500,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and DCA Advantage Plan Accounts you have selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment in the Investment Divisions (including the DCA Advantage Plan Accounts), plus the Fixed Account. Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages), you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative (except the DCA Advantage Plan Accounts), is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:


        (a) the Accumulation Value, less any outstanding loan balance,

        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, or

        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals ("proportional" withdrawals in New York), and applicable surrender charges since the most recent "reset date."

     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death. If you elect the EBB and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.


12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?


     You can cancel the policy by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. We will return the account value (in states where approved), otherwise you will then receive from Us the greater of: (i) the initial premium payment made under the policy less any prior partial withdrawals or (ii) the Accumulation Value less credits on the date We receive the policy, without any deduction for premium taxes or a surrender charge.


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA"), you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "DISTRIBUTIONS UNDER THE POLICY--Loans.")

15. HOW DO I CONTACT NYLIAC?

                          GENERAL INQUIRIES AND WRITTEN REQUESTS   PREMIUM PAYMENTS AND LOAN PAYMENTS
                          ---------------------------------------  ----------------------------------

REGULAR MAIL              NYLIAC Variable Products Service Center  NYLIAC
                          Madison Square Station                   75 Remittance Drive
                          P.O. Box 922                             Suite 3021
                          New York, NY 10159                       Chicago, IL 60675-3021

EXPRESS MAIL              NYLIAC Variable Products Service Center  NYLIAC, Suite 3021
                          51 Madison Avenue                        c/o The Northern Trust Bank
                          Room 651                                 350 North Orleans Street
                          New York, NY 10010                       Receipt & Dispatch, 8th Floor
                                                                   Chicago, IL 60654

CUSTOMER SERVICE          (800) 598-2019
AND INTERACTIVE
VOICE RESPONSE
SYSTEM


     You may send service requests to Us at the Variable Products Service Center ("VPSC"), addresses listed above. In addition, as described below, you can contact Us through the Internet at Our Virtual Service Center ("VSC"), and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See, "Virtual Service Center and Interactive Voice Response System.") We make telephone/Web (IVR and VSC) services available at our discretion. In addition, availability of telephone/Web (IVR and VSC) services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. FAXED REQUESTS ARE NOT ACCEPTABLE AND WILL NOT BE HONORED AT ANY TIME. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner. All New York Life or NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform New York Life or NYLIAC of an address change so that you can receive important policy statements.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2005, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.


                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 1999 and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS TO A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.


                           MAINSTAY VP           MAINSTAY VP
                           BALANCED--           BASIC VALUE--
                          SERVICE CLASS         SERVICE CLASS           MAINSTAY VP BASIC VALUE--INITIAL CLASS
                          -------------   -------------------------   ------------------------------------------
                             2005(H)       2005     2004    2003(D)    2005     2004     2003     2002     2001
                          -------------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................     $10.00       $12.40   $11.32   $10.00    $11.18   $10.18   $ 8.07   $10.61   $11.27
Accumulation Unit Value
 (end of period)........     $10.46       $12.87   $12.40   $11.32    $11.63   $11.18   $10.18   $ 8.07   $10.61
Number of Units
 Outstanding (in 000s)
 (end of period)........      3,115          332      251       73     2,904    3,342    3,407    4,314    4,211


                          MAINSTAY VP BASIC VALUE--INITIAL CLASS
                          -------------------------
                           2000     1999    1998(B)
                          ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $10.72   $10.19   $10.00
Accumulation Unit Value
 (end of period)........  $11.27   $10.72   $10.19
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,356    2,397    1,629


                                 MAINSTAY VP
                                   BOND--
                                SERVICE CLASS                   MAINSTAY VP BOND--INITIAL CLASS
                          -------------------------   ---------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000
                          ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $10.15   $ 9.91   $10.00    $16.01   $15.60   $15.14   $14.02   $13.01   $12.02
Accumulation Unit Value
 (end of period)........  $10.20   $10.15   $ 9.91    $16.14   $16.01   $15.60   $15.14   $14.02   $13.01
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,110      737      296     8,911   10,346   12,616   14,282   11,339    6,588


                           MAINSTAY VP BOND--INITIAL CLASS
                          ---------------------------------
                           1999     1998     1997     1996
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.37   $11.50   $10.64   $10.57
Accumulation Unit Value
 (end of period)........  $12.02   $12.37   $11.50   $10.64
Number of Units
 Outstanding (in 000s)
 (end of period)........   6,871    4,993    1,981    1,193


                                 MAINSTAY VP
                           CAPITAL APPRECIATION--
                                SERVICE CLASS         MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                          -------------------------   ------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001
                          ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $11.42   $11.15   $10.00    $16.70   $16.26   $12.98   $19.03   $25.14
Accumulation Unit Value
 (end of period)........  $12.17   $11.42   $11.15    $17.85   $16.70   $16.26   $12.98   $19.03
Number of Units
 Outstanding (in 000s)
 (end of period)........     788      653      248    15,825   20,255   23,240   25,441   29,099


                        MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                          ------------------------------------------
                           2000     1999     1998     1997     1996
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $28.55   $23.09   $16.95   $13.92   $11.89
Accumulation Unit Value
 (end of period)........  $25.14   $28.55   $23.09   $16.95   $13.92
Number of Units
 Outstanding (in 000s)
 (end of period)........  29,793   23,024   15,940   11,001    6,949



                                                   MAINSTAY VP CASH MANAGEMENT
                          -----------------------------------------------------------------------------
                           2005      2004      2003      2002      2001      2000      1999      1998
                          -------   -------   -------   -------   -------   -------   -------   -------
Accumulation Unit Value
 (beginning of
 period)................    $1.25     $1.26     $1.27     $1.27     $1.24     $1.18     $1.14     $1.10
Accumulation Unit Value
 (end of period)........    $1.27     $1.25     $1.26     $1.27     $1.27     $1.24     $1.18     $1.14
Number of Units
 Outstanding (in 000s)
 (end of period)........   82,631   100,042   130,435   208,084   205,310   133,091   248,786   105,842


                          MAINSTAY VP CASH MANAGEMENT
                          -----------------
                           1997      1996
                          -------   -------
Accumulation Unit Value
 (beginning of
 period)................    $1.06     $1.03
Accumulation Unit Value
 (end of period)........    $1.10     $1.06
Number of Units
 Outstanding (in 000s)
 (end of period)........   43,157    32,709


---------------


(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.



(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.



(h) For the period May 1, 2005 (commencement of operations) through December 31, 2005.


                                 MAINSTAY VP
                               COMMON STOCK--
                                SERVICE CLASS          MAINSTAY VP COMMON STOCK--INITIAL CLASS
                          -------------------------   ------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001
                          ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.44   $11.40   $10.00    $22.23   $20.33   $16.31   $21.84   $26.71
Accumulation Unit Value
 (end of period)........  $13.17   $12.44   $11.40    $23.61   $22.23   $20.33   $16.31   $21.84
Number of Units
 Outstanding (in 000s)
 (end of period)........     539      387      162     9,934   12,168   13,689   14,959   16,447


                           MAINSTAY VP COMMON STOCK--INITIAL CLASS
                          ------------------------------------------
                           2000     1999     1998     1997     1996
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $28.02   $21.87   $17.52   $14.01   $11.42
Accumulation Unit Value
 (end of period)........  $26.71   $28.02   $21.87   $17.52   $14.01
Number of Units
 Outstanding (in 000s)
 (end of period)........  15,714   11,321    8,239    4,979    2,276






                                 MAINSTAY VP
                                CONVERTIBLE--
                                SERVICE CLASS           MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                          -------------------------   ------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001
                          ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $11.48   $10.99   $10.00    $17.59   $16.81   $13.95   $15.36   $15.92
Accumulation Unit Value
 (end of period)........  $12.03   $11.48   $10.99    $18.49   $17.59   $16.81   $13.95   $15.36
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,105      884      347     7,778    9,263   10,078    9,467    9,385


                            MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                          -------------------------------------------
                           2000     1999     1998     1997    1996(A)
                          ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $17.00   $12.14   $11.78   $10.35   $10.00
Accumulation Unit Value
 (end of period)........  $15.92   $17.00   $12.14   $11.78   $10.35
Number of Units
 Outstanding (in 000s)
 (end of period)........   7,873    3,826    3,139    2,205    1,250






                                 MAINSTAY VP
                             DEVELOPING GROWTH--
                                SERVICE CLASS                      MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
                          -------------------------   ----------------------------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000     1999    1998(B)
                          ------   ------   -------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.11   $11.63   $10.00    $ 8.66   $ 8.30   $ 6.07   $ 8.67   $ 9.49   $11.89   $ 9.12   $10.00
Accumulation Unit Value
 (end of period)........  $13.34   $12.11   $11.63    $ 9.57   $ 8.66   $ 8.30   $ 6.07   $ 8.67   $ 9.49   $11.89   $ 9.12
Number of Units
 Outstanding (in 000s)
 (end of period)........     235      161       55     1,609    2,817    3,094    2,893    2,959    3,141    2,276    1,573


                            MAINSTAY VP
                          FLOATING RATE--
                           SERVICE CLASS
                          ---------------
                              2005(H)
                          ---------------
Accumulation Unit Value
 (beginning of
 period)................      $10.00
Accumulation Unit Value
 (end of period)........      $10.10
Number of Units
 Outstanding (in 000s)
 (end of period)........       3,612






                                MAINSTAY VP
                               GOVERNMENT--
                               SERVICE CLASS          MAINSTAY VP GOVERNMENT--INITIAL CLASS
                          -----------------------   ------------------------------------------
                          2005    2004    2003(D)    2005     2004     2003     2002     2001
                          -----   -----   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $9.91   $9.75   $10.00    $15.46   $15.17   $15.10   $13.94   $13.26
Accumulation Unit Value
 (end of period)........  $9.97   $9.91   $ 9.75    $15.61   $15.46   $15.17   $15.10   $13.94
Number of Units
 Outstanding (in 000s)
 (end of period)........    881     614      272     6,756    8,248   11,183   15,260    8,293


                            MAINSTAY VP GOVERNMENT--INITIAL CLASS
                          ------------------------------------------
                           2000     1999     1998     1997     1996
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $11.98   $12.37   $11.51   $10.66   $10.57
Accumulation Unit Value
 (end of period)........  $13.26   $11.98   $12.37   $11.51   $10.66
Number of Units
 Outstanding (in 000s)
 (end of period)........   4,508    5,008    3,208    1,103      855


                                  MAINSTAY VP
                          HIGH YIELD CORPORATE BOND--
                                 SERVICE CLASS           MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                          ----------------------------   ---------------------------------------------------
                           2005      2004     2003(D)     2005     2004     2003     2002     2001     2000
                          -------   -------   --------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.65    $11.41     $10.00    $22.70   $20.42   $15.19   $15.09   $14.59   $15.72
Accumulation Unit Value
 (end of period)........  $12.81    $12.65     $11.41    $23.05   $22.70   $20.42   $15.19   $15.09   $14.59
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,920     2,643        920    23,132   27,478   30,240   27,478   28,228   25,693


                        MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                          ---------------------------------
                           1999     1998     1997     1996
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $14.12   $13.95   $12.52   $10.83
Accumulation Unit Value
 (end of period)........  $15.72   $14.12   $13.95   $12.52
Number of Units
 Outstanding (in 000s)
 (end of period)........  25,509   21,960   14,577    6,539


---------------


(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.



(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.



(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.



(h) For the period May 1, 2005 (commencement of operations) through December 31, 2005.


                                 MAINSTAY VP
                              INCOME & GROWTH--
                                SERVICE CLASS                       MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
                          -------------------------   ----------------------------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000     1999    1998(B)
                          ------   ------   -------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.27   $11.07   $10.00    $11.19   $10.07   $ 7.94   $10.00   $11.08   $12.59   $10.86   $10.00
Accumulation Unit Value
 (end of period)........  $12.64   $12.27   $11.07    $11.55   $11.19   $10.07   $ 7.94   $10.00   $11.08   $12.59   $10.86
Number of Units
 Outstanding (in 000s)
 (end of period)........     302      200       45     3,636    4,151    4,374    5,461    5,593    5,454    3,997    2,263


                                 MAINSTAY VP
                           INTERNATIONAL EQUITY--
                                SERVICE CLASS           MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                          -------------------------   ---------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000
                          ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.55   $11.74   $10.00    $18.09   $15.63   $12.19   $12.94   $15.26   $18.88
Accumulation Unit Value
 (end of period)........  $14.39   $13.55   $11.74    $19.26   $18.09   $15.63   $12.19   $12.94   $15.26
Number of Units
 Outstanding (in 000s)
 (end of period)........     869      441      114     3,484    2,925    2,229    1,933    1,537    1,556


                          MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                          ---------------------------------
                           1999     1998     1997     1996
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $14.95   $12.32   $11.88   $10.90
Accumulation Unit Value
 (end of period)........  $18.88   $14.95   $12.32   $11.88
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,204    1,012      932      692




                                 MAINSTAY VP
                             LARGE CAP GROWTH--
                                SERVICE CLASS                      MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                          -------------------------   ----------------------------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000     1999    1998(B)
                          ------   ------   -------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $10.67   $11.11   $10.00    $11.98   $12.44   $ 9.85   $13.92   $16.92   $19.06   $11.68   $10.00
Accumulation Unit Value
 (end of period)........  $10.96   $10.67   $11.11    $12.33   $11.98   $12.44   $ 9.85   $13.92   $16.92   $19.06   $11.68
Number of Units
 Outstanding (in 000s)
 (end of period)........     278      191       74     5,180    6,615    7,818    8,375    9,537    9,323    2,730    1,408


                                 MAINSTAY VP                                                               MAINSTAY VP
                                   MID CAP                                                                   MID CAP
                                   CORE--                     MAINSTAY VP MID CAP CORE--                    GROWTH--
                                SERVICE CLASS                        INITIAL CLASS                        SERVICE CLASS
                          -------------------------   -------------------------------------------   -------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002    2001(C)    2005     2004    2003(D)
                          ------   ------   -------   ------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $14.19   $11.80   $10.00    $12.92   $10.73   $ 8.03   $ 9.35   $10.00    $14.56   $12.07   $10.00
Accumulation Unit Value
 (end of period)........  $16.17   $14.19   $11.80    $14.77   $12.92   $10.73   $ 8.03   $ 9.35    $16.77   $14.56   $12.07
Number of Units
 Outstanding (in 000s)
 (end of period)........     740      414      125     3,204    2,964    2,245    1,872      734     1,104      653      197


                                 MAINSTAY VP MID CAP GROWTH--
                                         INITIAL CLASS
                          -------------------------------------------
                           2005     2004     2003     2002    2001(C)
                          ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $11.05   $ 9.14   $ 6.40   $ 9.09   $10.00
Accumulation Unit Value
 (end of period)........  $12.76   $11.05   $ 9.14   $ 6.40   $ 9.09
Number of Units
 Outstanding (in 000s)
 (end of period)........   5,239    4,905    3,998    1,768      855




                             MAINSTAY VP MID CAP                                                           MAINSTAY VP
                                   VALUE--                        MAINSTAY VP MID CAP                    S&P 500 INDEX--
                                SERVICE CLASS                    VALUE--INITIAL CLASS                     SERVICE CLASS
                          -------------------------   -------------------------------------------   -------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002    2001(C)    2005     2004    2003(D)
                          ------   ------   -------   ------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $13.41   $11.60   $10.00    $12.20   $10.53   $ 8.28   $ 9.83   $10.00    $12.24   $11.26   $10.00
Accumulation Unit Value
 (end of period)........  $13.94   $13.41   $11.60    $12.72   $12.20   $10.53   $ 8.28   $ 9.83    $12.61   $12.24   $11.26
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,298      688      207     7,547    7,353    6,201    5,378    1,781     2,570    1,713      606


---------------

(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.



(c) For the period July 6, 2001 (commencement of operations) through December 31, 2001.



(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


                                                 MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                          ---------------------------------------------------------------------------------------
                           2005     2004     2003     2002     2001     2000     1999     1998     1997     1996
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $22.60   $20.74   $16.41   $21.39   $24.68   $27.60   $23.19   $18.30   $13.97   $11.58
Accumulation Unit Value
 (end of period)........  $23.35   $22.60   $20.74   $16.41   $21.39   $24.68   $27.60   $23.19   $18.30   $13.97
Number of Units
 Outstanding (in 000s)
 (end of period)........  19,872   23,603   25,814   27,274   30,265   30,595   24,805   17,575    9,982    4,327




                                 MAINSTAY VP                                                                   MAINSTAY VP
                             SMALL CAP GROWTH--                                                              TOTAL RETURN--
                                SERVICE CLASS           MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS           SERVICE CLASS
                          -------------------------   -----------------------------------------------   -------------------------
                           2005     2004    2003(D)    2005      2004      2003      2002     2001(C)    2005     2004    2003(D)
                          ------   ------   -------   -------   -------   -------   -------   -------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $13.17   $12.24   $10.00    $10.37    $ 9.61    $ 6.88    $ 9.48    $10.00    $11.23   $10.73   $10.00
Accumulation Unit Value
 (end of period)........  $13.48   $13.17   $12.24    $10.64    $10.37    $ 9.61    $ 6.88    $ 9.48    $11.76   $11.23   $10.73
Number of Units
 Outstanding (in 000s)
 (end of period)........     921      593      192     3,613     4,375     4,177     2,600     1,286       665      501      171




                                                  MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                          ---------------------------------------------------------------------------------------
                           2005     2004     2003     2002     2001     2000     1999     1998     1997     1996
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $17.84   $17.01   $14.41   $17.52   $19.89   $21.09   $18.28   $14.58   $12.55   $11.36
Accumulation Unit Value
 (end of period)........  $18.74   $17.84   $17.01   $14.41   $17.52   $19.89   $21.09   $18.28   $14.58   $12.55
Number of Units
 Outstanding (in 000s)
 (end of period)........   9,593   12,145   13,754   14,813   16,939   17,027   14,509   11,136    7,629    5,154



                                 MAINSTAY VP
                                   VALUE--
                                SERVICE CLASS                  MAINSTAY VP VALUE--INITIAL CLASS
                          -------------------------   ---------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000
                          ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.64   $11.55   $10.00    $19.99   $18.22   $14.51   $18.64   $18.82   $16.91
Accumulation Unit Value
 (end of period)........  $13.21   $12.64   $11.55    $20.95   $19.99   $18.22   $14.51   $18.64   $18.82
Number of Units
 Outstanding (in 000s)
 (end of period)........     888      633      223     8,804   10,255   11,104   11,706   11,482    8,963


                          MAINSTAY VP VALUE--INITIAL CLASS
                          ---------------------------------
                           1999     1998     1997     1996
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $15.76   $16.67   $13.76   $11.32
Accumulation Unit Value
 (end of period)........  $16.91   $15.76   $16.67   $13.76
Number of Units
 Outstanding (in 000s)
 (end of period)........   9,782   10,004    7,236    3,377



                                    ALGER
                               AMERICAN SMALL
                              CAPITALIZATION--
                               CLASS S SHARES         ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
                          -------------------------   ---------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000
                          ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.95   $12.16   $10.00    $ 9.92   $ 8.63   $ 6.15   $ 8.45   $12.16   $16.93
Accumulation Unit Value
 (end of period)........  $16.04   $13.95   $12.16    $11.43   $ 9.92   $ 8.63   $ 6.15   $ 8.45   $12.16
Number of Units
 Outstanding (in 000s)
 (end of period)........     364      210       55     5,793    6,515    6,994    7,192    7,864    7,657


                        ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
                          ----------------------------------
                           1999     1998     1997    1996(A)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $11.97   $10.51   $ 9.57   $10.00
Accumulation Unit Value
 (end of period)........  $16.93   $11.97   $10.51   $ 9.57
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,063    1,904    1,060      125



                                                     CALVERT SOCIAL BALANCED PORTFOLIO
                          ---------------------------------------------------------------------------------------
                           2005     2004     2003     2002     2001     2000     1999     1998     1997     1996
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $17.86   $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76   $12.46   $11.22
Accumulation Unit Value
 (end of period)........  $18.61   $17.86   $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76   $12.46
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,536    1,684    1,655    1,627    1,668    1,484      987      594      282      123


---------------


(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.



(c) For the period July 6, 2001 (commencement of operations) through December 31, 2001.



(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

                          COLUMBIA SMALL CAP
                             VALUE FUND,              DREYFUS IP
                          VARIABLE SERIES--       TECHNOLOGY GROWTH--                 DREYFUS IP TECHNOLOGY
                               CLASS B              SERVICE SHARES                   GROWTH--INITIAL SHARES
                          ------------------   -------------------------   -------------------------------------------
                            2005     2004(F)    2005     2004    2003(D)    2005     2004     2003     2002    2001(C)
                          --------   -------   ------   ------   -------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................   $10.61    $10.00    $11.63   $11.77   $10.00    $ 8.67   $ 8.75   $ 5.88   $ 9.84   $10.00
Accumulation Unit Value
 (end of period)........   $11.03    $10.61    $11.87   $11.63   $11.77    $ 8.87   $ 8.67   $ 8.75   $ 5.88   $ 9.84
Number of Units
 Outstanding (in 000s)
 (end of period)........      704        49       396      277      104     1,423    1,936    2,027      815      325


                          FIDELITY(R) VIP CONTRAFUND(R)--
                                  SERVICE CLASS 2
                          -------------------------------
                            2005       2004      2003(D)
                          --------   --------   ---------
Accumulation Unit Value
 (beginning of
 period)................   $13.27     $11.69      $10.00
Accumulation Unit Value
 (end of period)........   $15.27     $13.27      $11.69
Number of Units
 Outstanding (in 000s)
 (end of period)........    1,792        955         318



                                                FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                          ----------------------------------------------------------------------------------------
                           2005     2004     2003     2002     2001     2000     1999     1998     1997    1996(A)
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $21.00   $18.44   $14.56   $16.28   $18.82   $20.44   $16.68   $13.01   $10.63   $10.00
Accumulation Unit Value
 (end of period)........  $24.21   $21.00   $18.44   $14.56   $16.28   $18.82   $20.44   $16.68   $13.01   $10.63
Number of Units
 Outstanding (in 000s)
 (end of period)........  14,328   15,206   15,836   16,358   17,160   16,983   12,004    7,022    3,079      241

                          FIDELITY(R) VIP EQUITY-INCOME--
                                  SERVICE CLASS 2
                          -------------------------------
                            2005       2004      2003(D)
                          --------   --------   ---------
Accumulation Unit Value
 (beginning of
 period)................   $12.64     $11.53      $10.00
Accumulation Unit Value
 (end of period)........   $13.16     $12.64      $11.53
Number of Units
 Outstanding (in 000s)
 (end of period)........    1,344        810         251



                                                FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                          -----------------------------------------------------------------------------------------
                           2005     2004     2003     2002     2001     2000     1999     1998      1997    1996(A)
                          ------   ------   ------   ------   ------   ------   ------   -------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $17.67   $16.07   $12.50   $15.26   $16.29   $15.23   $14.53   $13.20    $10.45   $10.00
Accumulation Unit Value
 (end of period)........  $18.45   $17.67   $16.07   $12.50   $15.26   $16.29   $15.23   $14.53    $13.20   $10.45
Number of Units
 Outstanding (in 000s)
 (end of period)........   9,399   10,725   11,179   11,548   11,501    9,762    8,139    5,850     2,267      149

                               FIDELITY(R) VIP
                                  MID CAP--
                               SERVICE CLASS 2
                          -------------------------
                           2005     2004    2003(E)
                          ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $13.85   $11.27   $10.00
Accumulation Unit Value
 (end of period)........  $16.12   $13.85   $11.27
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,580    2,037      199



                              JANUS ASPEN SERIES
                                  BALANCED--
                                SERVICE SHARES          JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                          --------------------------   ---------------------------------------------------
                           2005     2004     2003(D)    2005     2004     2003     2002     2001     2000
                          ------   -------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $11.23   $10.52    $10.00    $20.52   $19.17   $17.05   $18.48   $19.66   $20.40
Accumulation Unit Value
 (end of period)........  $11.92   $11.23    $10.52    $21.84   $20.52   $19.17   $17.05   $18.48   $19.66
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,217      924       410    20,068   24,437   28,250   31,372   32,862   30,425


                          JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                          ----------------------------------
                           1999     1998     1997    1996(A)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $16.32   $12.32   $10.24   $10.00
Accumulation Unit Value
 (end of period)........  $20.40   $16.32   $12.32   $10.24
Number of Units
 Outstanding (in 000s)
 (end of period)........  16,575    6,418    2,043      125


                          JANUS ASPEN SERIES WORLDWIDE
                                    GROWTH--
                                 SERVICE SHARES           JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                          ----------------------------   ------------------------------------------------------------
                           2005      2004     2003(D)     2005     2004     2003     2002     2001     2000     1999
                          -------   -------   --------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $11.88    $11.53     $10.00    $15.18   $14.70   $12.02   $16.36   $21.39   $25.73   $15.86
Accumulation Unit Value
 (end of period)........  $12.37    $11.88     $11.53    $15.85   $15.18   $14.70   $12.02   $16.36   $21.39   $25.73
Number of Units
 Outstanding (in 000s)
 (end of period)........     416       297        121    11,939   15,251   18,103   20,859   23,563   23,672   12,816


                          JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                          -------------------------
                           1998     1997    1996(A)
                          ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.48   $10.36   $10.00
Accumulation Unit Value
 (end of period)........  $15.86   $12.48   $10.36
Number of Units
 Outstanding (in 000s)
 (end of period)........   7,855    4,392      269



                                   MFS(R)
                          INVESTORS TRUST SERIES--
                                SERVICE CLASS                      MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                          -------------------------   ----------------------------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000     1999    1998(B)
                          ------   ------   -------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $11.91   $10.86   $10.00    $ 9.35   $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57   $10.00
Accumulation Unit Value
 (end of period)........  $12.56   $11.91   $10.86    $ 9.90   $ 9.35   $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57
Number of Units
 Outstanding (in 000s)
 (end of period)........      92       70       12     2,160    2,599    2,885    3,138    3,303    2,695    1,685      435


---------------


(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.



(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.



(c) For the period July 6, 2001 (commencement of operations) through December 31, 2001.



(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.



(e) For the period September 5, 2003 (commencement of operations) through December 31, 2003.



(f) For the period November 15, 2004 (commencement of operations) through December 31, 2004.

                                   MFS(R)
                              RESEARCH SERIES--
                                SERVICE CLASS                         MFS(R) RESEARCH SERIES--INITIAL CLASS
                          -------------------------   ----------------------------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000     1999    1998(B)
                          ------   ------   -------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.56   $11.02   $10.00    $10.09   $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83   $10.00
Accumulation Unit Value
 (end of period)........  $13.33   $12.56   $11.02    $10.73   $10.09   $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83
Number of Units
 Outstanding (in 000s)
 (end of period)........     112       74       35     2,867    3,422    3,779    4,107    4,857    4,054      999      252



                                                       NEUBERGER BERMAN AMT       ROYCE         ROYCE
                          MFS(R) UTILITIES SERIES--      MID-CAP GROWTH--       MICRO-CAP     SMALL-CAP
                                SERVICE CLASS                CLASS S            PORTFOLIO     PORTFOLIO
                          --------------------------   --------------------   -------------   ---------
                             2005         2004(G)        2005      2004(G)       2005(H)       2005(H)
                          -----------   ------------   --------   ---------   -------------   ---------
Accumulation Unit Value
 (beginning of
 period)................    $13.86          $10.83      $12.48      $10.91       $10.00        $10.00
Accumulation Unit Value
 (end of period)........    $15.94          $13.86      $13.96      $12.48       $12.16        $11.18
Number of Units
 Outstanding (in 000s)
 (end of period)........     4,346           1,092         236         109          159           387



                                 T. ROWE PRICE
                           EQUITY INCOME PORTFOLIO II                    T. ROWE PRICE EQUITY INCOME PORTFOLIO
                          ----------------------------   ----------------------------------------------------------------------
                           2005      2004     2003(D)     2005     2004     2003     2002     2001     2000     1999    1998(B)
                          -------   -------   --------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.66    $11.20     $10.00    $13.88   $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13   $10.00
Accumulation Unit Value
 (end of period)........  $12.94    $12.66     $11.20    $14.22   $13.88   $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,460       765        224    10,552   10,397    9,625    9,056    7,398    3,679    2,387      995






                                                                                                    VAN KAMPEN UIF EMERGING
                                              VAN ECK WORLDWIDE HARD ASSETS                        MARKETS EQUITY--CLASS II
                          ----------------------------------------------------------------------   -------------------------
                           2005     2004     2003     2002     2001     2000     1999    1998(B)    2005     2004    2003(D)
                          ------   ------   ------   ------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02   $10.00    $16.63   $13.71   $10.00
Accumulation Unit Value
 (end of period)........  $23.26   $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02    $21.93   $16.63   $13.71
Number of Units
 Outstanding (in 000s)
 (end of period)........   2,840    1,271      805      714      378      469      216       53       304      134       31



                                              VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
                          ----------------------------------------------------------------------------------------
                           2005     2004     2003     2002     2001     2000     1999     1998     1997    1996(A)
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00   $10.00
Accumulation Unit Value
 (end of period)........  $16.76   $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,378    3,076    3,161    3,213    3,172    3,358    1,659      841      827       80

                          VICTORY VIF DIVERSIFIED
                                  STOCK--
                              CLASS A SHARES
                          -----------------------
                             2005       2004(G)
                          ----------   ----------
Accumulation Unit Value
 (beginning of
 period)................    $11.19       $10.00
Accumulation Unit Value
 (end of period)........    $12.00       $11.19
Number of Units
 Outstanding (in 000s)
 (end of period)........       483          184


---------------


(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.



(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.



(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.



(g) For the period May 1, 2004 (commencement of operations) through December 31, 2004.



(h) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $69.4 billion at the end of 2005. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations, (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.


     The Separate Account currently has 74 Investment Divisions, 44 of which are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus. The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds, (who may be affiliates of NYLIAC), in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.



FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
                                 -                                   -
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Conservative Allocation;
                                 Management LLC                      MainStay VP Growth Allocation;
                                                                     MainStay VP Moderate Allocation;
                                                                     MainStay VP Moderate Growth Allocation
                                 Subadviser: MacKay Shields LLC      MainStay VP Balanced;
                                 ("MacKay")                          MainStay VP Bond;
                                                                     MainStay VP Capital Appreciation;
                                                                     MainStay VP Cash Management;
                                                                     MainStay VP Common Stock;
                                                                     MainStay VP Convertible;
                                                                     MainStay VP Floating Rate;
                                                                     MainStay VP Government;
                                                                     MainStay VP High Yield Corporate Bond;
                                                                     MainStay VP International Equity;
                                                                     MainStay VP Mid Cap Core;
                                                                     MainStay VP Mid Cap Growth;
                                                                     MainStay VP Mid Cap Value;
                                                                     MainStay VP S&P 500 Index;
                                                                     MainStay VP Small Cap Growth;
                                                                     MainStay VP Total Return;
                                                                     MainStay VP Value
                                 Subadviser: American Century        MainStay VP Income & Growth
                                 Investment Management, Inc.
                                 Subadviser: The Dreyfus             MainStay VP Basic Value
                                 Corporation
                                 Subadviser: Winslow Capital         MainStay VP Large Cap Growth
                                 Management, Inc.
                                 Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                 LLC
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.    Calvert Asset Management Advisor    Calvert Social Balanced Portfolio
                                 Inc.
                                 Subadviser: New Amsterdam Partners
                                 LLC SSgA Funds Management, Inc.
Columbia Funds Variable          Columbia Management Advisors Inc.   Columbia Small Cap Value Fund, Variable Series
Insurance Trust
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth


FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
                                 -                                   -
Fidelity Variable Insurance      Fidelity Management and Research
Products Fund                    Company
                                 Subadviser: Fidelity Management &   Fidelity(R) VIP Contrafund(R)
                                 Research (U.K.) Inc. ("FMRUK"),
                                 Fidelity Management & Research
                                 (Far East) Inc. ("FMRFE"),
                                 Fidelity Investments Japan Limited
                                 ("FIJL"), FMR Co., Inc. ("FMRC")
                                 Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                 Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid Cap
                                 FMRC
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance Trust  MFS(R) Investment Management        MFS(R) Investors Trust Series;
                                                                     MFS(R) Research Series;
                                                                     MFS(R) Utilities Series
Neuberger Berman Advisers        Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Subadviser: Neuberger Berman, LLC
The Royce Capital Fund           Royce & Associates, LLC             Royce Micro-Cap Portfolio
                                                                     Royce Small-Cap Portfolio
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
Inc.
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
Victory Variable Insurance       Victory Capital Management, Inc.    Victory VIF Diversified Stock
Funds


     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an investment Division corresponding to a particular Eligible Portfolio.


     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other Separate Accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Accumulation Value and the DCA Advantage Plan Accounts may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. The policyowner may do so by using Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the LifeStages(R) Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.


     The following chart outlines some of the different features for each LifeStages(R) variable annuity We offer. The availability of optional policy features such as those mentioned in the chart may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.


-------------------------------------------------------------------------------------------------------------------------------
                              LIFESTAGES(R)       LIFESTAGES(R) PREMIUM PLUS    LIFESTAGES(R) ELITE     LIFESTAGES(R) PREMIUM
                            VARIABLE ANNUITY        ELITE VARIABLE ANNUITY       VARIABLE ANNUITY      PLUS II VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period   6 Years (7%, 7%, 7%,    10 Years (8%, 8%, 8%, 7%,    8 Years (8%, 8%, 8%,    8 Years (8%, 8%, 8%, 7%,
                         6%, 5%, 4% -- based on     6%, 5%, 4%, 3%, 3%,        7%, 6%, 5%, 4%, 3% --   6%, 5%, 4%, 3% -- based
                          each premium payment      3% -- based on each            based on each       on each premium payment
                                  date)            premium payment date)*     premium payment date)*           date)*
-------------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan        Yes (6, 12, 18 month     Yes (6 month account)       Yes (6 month account)    Yes (6 month account)
                                accounts)
-------------------------------------------------------------------------------------------------------------------------------
Interest Sweep                     Yes                      Yes                         Yes                      Yes
-------------------------------------------------------------------------------------------------------------------------------
Premium Credit                     No                       Yes                         No                       Yes
-------------------------------------------------------------------------------------------------------------------------------
Fixed Account                      Yes                      Yes                         Yes                      Yes
                                One-Year                  One-Year                   One-Year                 One-Year
-------------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit      Annual reset to age 85           Optional                   Optional          Annual reset to age 80
Guarantee                                          Annual reset to age 80     Annual reset to age 80
-------------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit               N/A            Ages 65 or younger:0.30%    Ages 65 or                         N/A
Reset Charge                                      Ages 66 to 75:   0.35%      younger:       0.30%
                                                                              Ages 66 to 75:   0.35%
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense    1.40%                    1.90%                       1.70%                    1.75%
Risk and Administrative  Based on assets of the   Based on Adjusted Premium   Based on Adjusted        Based on assets of the
Costs Charge             Separate Account.        Payments.                   Premium Payments.        Separate Account.
                         Charge is reflected in   Charge is not reflected in  Charge is not reflected  Charge is reflected in
                         the Accumulation Unit    the Accumulation Unit       in the Accumulation      the Accumulation Unit
                         Value                    Value                       Unit Value               Value
-------------------------------------------------------------------------------------------------------------------------------
Annual Policy Service    Lesser of $30 or 2% of             $30                         $30                      $30
Charge                   the Accumulation Value
-------------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value               $20,000                  $100,000                   $100,000                 $100,000
Required to Waive
Annual Policy Service
Charge
-------------------------------------------------------------------------------------------------------------------------------

-----------------------  --------------------------------------------------------------------------
                          LIFESTAGES(R) SELECT     LIFESTAGES(R) FLEXIBLE    LIFESTAGES(R) ACCESS
                            VARIABLE ANNUITY      PREMIUM VARIABLE ANNUITY     VARIABLE ANNUITY
-----------------------  --------------------------------------------------------------------------
Surrender Charge Period  3 Years (8%, 8%, 7% --   9 Years (7%, 7%, 7%, 6%,           None
                          based on each premium       5%, 4%, 3%, 2%,
                              payment date)        1% -- based on policy
                                                           date)
---------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan         Yes (6 and 12 month              No                        No
                                accounts)
-------------------------------------------------------------------------------------------------------------------------------
Interest Sweep                     Yes                      Yes                       No
-------------------------------------------------------------------------------------------------------------------------------
Premium Credit                     No                       No                        No
-------------------------------------------------------------------------------------------------------------------------------
Fixed Account                      Yes                      Yes                       Yes
                                One-Year                 One-Year                  One-Year
-------------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit      Annual reset to age 80   3 year reset to age 85        Annual reset to
Guarantee                                                                           age 80
-------------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit               N/A                      N/A                       N/A
Reset Charge
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense    1.85%                    1.40%                     1.55%
Risk and Administrative  Based on assets of the   Based on assets of the    Based on assets of the
Costs Charge             Separate Account.        Separate Account.         Separate Account.
                         Charge is reflected in   Charge is reflected in    Charge is reflected in
                         the Accumulation Unit    the Accumulation Unit     the Accumulation Unit
                         Value                    Value                     Value
-------------------------------------------------------------------------------------------------------------------------------
Annual Policy Service              $50                      $30                      $40*
Charge
-------------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value              $100,000                  $20,000                   $50,000
Required to Waive
Annual Policy Service
Charge
-------------------------------------------------------------------------------------------------------------------------------



     All policies and features may not be available in all jurisdictions.

 *  May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs.


     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering a Qualified Policy, or a Non-Qualified Policy to fund another type of tax-qualified Retirement Plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral that are valuable, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:



     - A guaranteed death benefit, as explained in this prospectus.



     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.



     - A Fixed Account that features a guaranteed fixed interest rate.



     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions contained in the contract.



     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.



     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because you value the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.


     POLICY APPLICATION AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application. The application is sent to one of NYLIAC's service centers with your initial premium payment. If the application is complete and accurate and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt at the service center. If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policyowner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Code. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner.


     We will allocate the initial premium payments to the Investment Divisions, Fixed Account or the DCA Advantage Plan Accounts immediately. We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 15. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.


     You may allocate premium payments in up to 44 Investment Divisions, the DCA Advantage Plan Accounts and the Fixed Account. Moreover, you may increase or decrease the percentages of premium payments

(which must be in whole number percentages), allocated to each Allocation Alternative at the time a premium payment is made.


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 each or such lower amount as We may permit at any time or by any other method NYLIAC makes available. For residents of the states of Maryland, New Jersey and Washington, however, additional premium payments may only be made until 12 months after either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The current available methods of payment are direct payments to NYLIAC or any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.


     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by providing written notification or by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date We receive the policy, but without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from Us the greater of: (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date We receive the policy, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES


     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, (age 80 in New York and Pennsylvania), unless We agree otherwise.



     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75, (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.


     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. In addition, you can also transfer from the DCA Advantage Plan Accounts. You may not make transfers into the DCA Advantage Plan Accounts. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation

Interest Sweep, and the DCA Advantage Plan options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")


     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR).")


        - submit your request in writing on a form We approve to the Variable Products Service Center at the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);

        - use the IVR at 800-598-2019;

        - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or


        - make your request through the Virtual Service Center.


     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     For more details, see "Virtual Service Center and Interactive Voice Response System."

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency or number of transfers.


     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in Our sole discretion, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.


     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.


       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.


     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

               (a) impeding a portfolio manager's ability to sustain an
                   investment objective;

               (b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

               (c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners or trusts that own policies.

     We may revoke VSC and IVR Privileges for certain policyowners (see "Transfer Limits").

     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number ("PIN"). With your Social Security Number, the PIN will give you access to both the VSC on Our corporate website, WWW.NEWYORKLIFE.COM, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions We take based on instructions received through IVR or VSC which We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non-Business Days will be processed as of the next Business Day.


     We make the VSC and IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable.


     VSC

     The VSC is open Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern
Time).

     The VSC enables you to:

        - e-mail your Registered Representative or the VPSC;

        - obtain current policy values;

        - transfer assets between investment options;

        - change the allocation of future premium payments;

        - reset your PIN;

        - change your address; and

        - obtain service forms.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

        - obtain current Policy values;

        - transfer assets between investment options;

        - change the allocation of future premium payments; and

        - speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You may authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. The Customer Service Representative will require certain identifying information, (Social Security number, address of record, date of birth), before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.

     Faxed requests are not acceptable and will not be honored at any time. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. In states where approved, NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


            AMOUNT            ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE          PURCHASED
 1             $100              $10.00                10.00
 2             $100              $ 8.00                12.50
 3             $100              $12.50                 8.00
 4             $100              $ 7.50                13.33
Total          $400              $38.00                43.83

                The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers, (either monthly, quarterly, semi-annually or annually).

You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging Option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month except the 29th, 30th or 31st. We will not process a Dollar Cost Averaging transfer unless We receive a written request at the Variable Products Service Center at the address listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If We do not receive the request within the five Business Days, the Dollar Cost Averaging transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed.

     You may cancel the traditional Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.


     This feature is available to you at no additional cost.


     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. YOU MUST ALLOCATE A MINIMUM OF $5,000 IN EACH DCA ADVANTAGE PLAN ACCOUNT THAT IS SELECTED. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. However, you may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month), each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.


     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2006 and you make a subsequent premium payment to the 12-month DCA Advantage Plan

Account before December 31, 2006, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2006 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to a DCA Advantage Plan account after the duration has expired, the Plan will be re-activated and will earn the interest rate in effect on that day.


     You can make partial withdrawals and transfers, (in addition to the automatic transfers described above), from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.


     This feature is available to you at no additional cost.


     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). We will not process an Automatic Asset Reallocation transfer unless We receive a written request at the Variable Products Service Center at the address listed in Question 15 of this prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If We do not receive the request within the five Business Days, the Automatic Asset Reallocation transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under to this option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Variable Accumulation Value is less than $2,500, or such a lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.


     This feature is available to you at no additional cost.


     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). We will not process an Interest Sweep transfer unless We receive a written request at the Variable Products Service Center at the address listed in Question 15 of this prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If We do not receive the request within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day, (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.


     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, DCA Advantage Plan Accounts, or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25, (or such lower amount as We may permit). In states where approved, We will allocate the initial premium payment immediately to the Investment Divisions, Fixed Account and DCA Advantage Plan Accounts you have selected. We will allocate all additional premium payments to the Investment Divisions and/or Fixed Account as requested.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The SAI contains a detailed description of how We value the Accumulation Units.

     RIDERS


     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two Riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit Riders each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected) and a Upromise Account Rider, each of which is available at no additional cost. The riders are only available in those jurisdictions where they have been approved. Please consult with your Registered Representative regarding the availability of these riders in your jurisdiction.


     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider


     For all Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN STATES WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy, (including any amount withdrawn for the surrender charge), divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

           (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date the Variable Products Service Center receives your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us or to the Registered Representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation will be effective on the date We receive your request.


     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP IRA and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.


     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation

Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000)X $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount; ($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)


     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.


     While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional

Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (See, "THE POLICIES--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES--Riders--Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner, (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment, (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000, (since there have been no previous withdrawals);

     5. You, (or the Annuitant, if you are not the Annuitant), die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated, (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments, (after the withdrawal), is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated, (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated, (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application, (see above), your policy will, subject to state availability, also include the Enhanced Spousal Continuance, ("ESC"), Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or Section 457 deferred compensation plans.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner, (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all necessary requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record, (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (f) Upromise Account Rider (optional)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The Rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise, (or a successor organization), ceases operation before the one-time amount of $40 is deposited into your Upromise Account.

     POLICYOWNER INQUIRIES

     Your inquiries and written requests for service must be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) VARIABLE ANNUITY--Question 15.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question. Your statement must include the nature of the error, the date of the error, the corresponding telephone reference number if applicable and any other relevant details.

     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the

Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        PAYMENT YEAR                          CHARGE
                        ------------                          ------
1...........................................................    7%
2...........................................................    7%
3...........................................................    7%
4...........................................................    6%
5...........................................................    5%
6...........................................................    4%
7+..........................................................    0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greater of (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior surrender charge free withdrawals during the Policy Year, or (ii) the Accumulation Value less accumulated premium payments, or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the Policy Year.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) when you select an Income Payment Option in any Policy Year after the first Policy Anniversary;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy, (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy; and

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.

     (h) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, We will add any excess to Our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, We impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.15% of the net asset value of the Separate Account and is deducted daily.

     (c) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. This charge is the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (e) Investment Protection Plan Rider Charge (optional)


     If you select the Investment Protection Plan Rider, We will deduct a charge on the first Business Day of the next policy quarter following each quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.


     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. As of the date of this prospectus, the charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis, (0.1125% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (f) Rider Risk Charge Adjustment (optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset realization do not count toward this transfer limit.

     (h) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider, (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis, (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this rider.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.

     Under present laws, NYLIAC will also incur state and local taxes, (in addition to the premium taxes described above), in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYLIAC. Fax transmissions are not acceptable and will not be honored at any time. These forms must be mailed to Us at the addresses listed in Question 15. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day during which We receive the request, less any outstanding loan balance, surrender charges, taxes which We may deduct and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. NYLIAC will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy, (taking into account any prior withdrawals), may be more or less than the total premium payments made.


     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals, (The penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA plan.) (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts (where available) in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.


     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made, (may not be the 29th, 30th, or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day, (if the day you have specified is not a Business Day or does not exist in that month). We will not process a Periodic Partial Withdrawal unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. We must receive this request at least five Business Days before the date the withdrawals are scheduled to begin. If We do not receive the request within the five Business Days, the Periodic Partial Withdrawal will commence on the day requested in the following month. You must specify the Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNT--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals


     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.


     REQUIRED MINIMUM DISTRIBUTION OPTION


     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT


     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals, less any rider charges; or

     (c) the "reset value" plus any additional premium payments made, less any outstanding loan balance, less any withdrawals, ("proportional withdrawals" in New York)*, made since the most recent Reset Anniversary and any surrender charges applicable to such withdrawals (proportional withdrawals in New York).

     We recalculate the reset value, with respect to applications signed prior to May 19, 2000, every three years, (six years in Texas), from the date of the initial premium payment, ("Reset Anniversary"), until you or the Annuitant reaches age 85, unless otherwise required by applicable state laws. For applications signed on or after May 19, 2000 (in states where approved), We recalculate the reset value each year on the Policy Anniversary. Please consult with your Registered Representative regarding the reset value that is available under your particular policy. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those withdrawals since the last Reset Anniversary date less any rider charges. The greater of the compared values will be the new reset value.

     We have set forth below an example of how the death benefit is calculated in a state where We calculate the reset value every year. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) a $20,000 withdrawal is made prior to the policy's first Policy Anniversary;

     (3) the Accumulation Value is $220,000 on the first Policy Anniversary; and

     (4) you die in the second Policy Year and the Accumulation Value of the policy has decreased to $175,000.

           The death benefit is the greater of:

(a)  Accumulation Value                   =  $175,000
(b)  Premium payments less                =  $180,000 ($200,000 - $20,000)
     any partial withdrawals; or
(c)  Reset value (Accumulation Value      =  $220,000
     on first Policy Anniversary)

     In this example, your Beneficiary(ies) would receive $220,000.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments, (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and any DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the

---------------

*Note: A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by; a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first policy year, less any rider charges; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent policy years, less any rider charges.

policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law), in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     NYLIAC will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. A lump sum payment may only be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment We agree to at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.


     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents, (including documents necessary to comply with federal and state tax law), in connection with a request.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

             (a) The New York Stock Exchange, ("NYSE"), is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission, ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988, (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a TSA plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974, ("ERISA").

Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan, or (b) $50,000 minus your highest outstanding loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125%, (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or any DCA Advantage Plan Accounts on a pro rata basis so that the Fixed Accumulation Value equals 125%, (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125%, (110% in New York), of the outstanding loan balance.


     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate stated on the policy data page. For plans subject to ERISA, We will apply the interest charged on the loan at the then current prime rate at the beginning of the calendar year, plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy. For all plans, We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take the withdrawal on a first-in, first-out, ("FIFO"), basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. Upon the death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to the amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each payment or transfer. All premium payments and additional amounts, (including transfers from other Investment Divisions), allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of: (i) $500, or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or any DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures or through Our Virtual Service Center (see Question 15).

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis, (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Account.

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option), or make any partial withdrawals from the Fixed Account or a DCA Advantage Plan Account.

     See the policy itself for details and a description of the Fixed Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Account, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Account" equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the data page of your policy. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from Section 403(b) TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.


     All non-qualified, deferred annuity contracts issued by NYLIAC, (or, its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations), that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions, (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2, (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA, ("Social Security"), taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

          (e) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary, (other than the IRA owner's spouse), directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


          (f) Simple IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2006 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the calendar year may also elect to make an additional catch-up contribution of $2,500 for 2006 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.



     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.



     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulation issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).



     Beginning in 2006, regulations under Code 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking into account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD for other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS



     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.


                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, Inc. ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.


     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for LifeStages(R) Variable Annuity policies during the fiscal years ended December 31, 2005, 2004, and 2003 were $2,827,907, $3,965,708 and $8,222,634. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.


     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    4
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

   How to obtain a New York Life LifeStages(R) Variable Annuity Statement of
                            Additional Information.

               Call (800) 598-2019 or send this request form to:

                          NYLIAC Variable Products Service Center
                          Madison Square Station
                          P.O. Box 922
                          New York, NY 10159

--------------------------------------------------------------------------------

    Please send me a New York Life LifeStages(R) Variable Annuity Statement

                  of Additional Information dated May 1, 2006:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2006

                                      FOR

                  NEW YORK LIFE LIFESTAGES(R) VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life LifeStages(R) Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life LifeStages(R) Variable Annuity Prospectus dated May 1, 2006. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life LifeStages(R) Variable Annuity Prospectus.


                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................     2
  Valuation of Accumulation Units...........................     2
ANNUITY PAYMENTS............................................     2
GENERAL MATTERS.............................................     2
FEDERAL TAX MATTERS.........................................     3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................     3
  Tax Status of the Policies................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     4
STATE REGULATION............................................     4
RECORDS AND REPORTS.........................................     4
LEGAL PROCEEDINGS...........................................     4
FINANCIAL STATEMENTS........................................     5
OTHER INFORMATION...........................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period"), by the following formula:

                                   (a/b) - c
Where: a= the result of:

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b= the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

          c= a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the daily average Variable Accumulation Value. (See "Charges and Deductions--Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 42 of the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured), by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary, or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued, and thus, no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an Annual Statement with the Delaware Commissioner of Insurance on or before, March 1 of each year, covering the operations and reporting on the financial condition of NYLIAC as of, December 31, of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS


     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.



     IT IS IMPORTANT THAT YOU INFORM NEW YORK LIFE OR NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance, (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2005 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2006

                   to the Prospectuses dated May 1, 2006 for LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

                     LIFESTAGES(R) SELECT VARIABLE ANNUITY

                         LIFESTAGES(R) VARIABLE ANNUITY
                  LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY
               LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND
                      LIFESTAGES(R) ELITE VARIABLE ANNUITY
               LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY
                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY

                                  INVESTING IN
               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


This supplement amends the Prospectus for the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Variable Annuity, LifeStages(R) Elite Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Premium Plus Elite Variable Annuity and the LifeStages(R) Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.



This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2006 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:


A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:


        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.


2. Replace the definition of "Qualified Policies" with the following:


        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.


3. Add the following definition of "Pension Plan":

        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

        (a) for LifeStages(R) Variable Annuity policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for LifeStages(R) Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for LifeStages(R) Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for LifeStages(R) Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for LifeStages(R) Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for LifeStages(R) Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For LifeStages(R) Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.


C. THE POLICIES -- Qualified and Non-Qualified Policies


1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.


D. THE POLICIES -- Policy Application and Premium Payments



1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:


        (a) for LifeStages(R) Variable Annuity policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

        (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

        (c) for LifeStages(R) Essentials policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (d) for LifeStages(R) Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (e) for LifeStages(R) Elite policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for LifeStages(R) Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for LifeStages(R) Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.


2. For LifeStages(R) Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:


        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders


1. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:


        At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).


2. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity, and the LifeStages(R) Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:


        For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

        There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.
--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus Variable Annuity)

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus II Variable Annuity)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 49,059,907      $205,895,682      $313,660,057
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (1,903)          (63,215)         (340,600)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        163,058           693,152           976,686
    Administrative charges..................................         14,382            61,531           110,858
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 33,771,700      $143,750,686      $282,123,950
    Series II Policies......................................        336,243         1,139,179           651,866
    Series III Policies.....................................     11,361,828        46,639,300        20,831,662
    Series IV Policies......................................      3,128,529        13,277,354         8,594,880
    Series V Policies.......................................        282,264           271,265            29,555
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      11.63      $      16.14      $      17.85
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.74      $      13.08      $       6.68
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.59      $      12.80      $       6.09
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.49      $      11.47      $      10.25
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.03      $      11.07      $      12.49
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 41,754,465      $213,679,432      $390,602,739
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE         INCOME &
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $177,005,375      $276,084,420      $192,410,724      $ 22,788,881      $157,135,275      $682,430,229      $ 53,801,482
          981,245                --                --                --                --                --                --
          862,111           (73,266)           17,765           (18,083)          (41,153)         (657,586)           (1,555)

          654,854           870,265           620,902            72,064           536,435         2,232,946           170,723
           53,986            92,832            59,685             6,269            46,522           220,934            16,681
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $104,359,328      $234,430,929      $143,841,405      $ 15,386,574      $105,432,005      $532,635,171      $ 42,000,723
        3,518,853           902,195         1,313,155           187,888         1,062,707         3,071,990           313,600
       41,116,687        30,004,211        34,248,606         5,527,889        37,740,568       105,142,895         8,862,807
       19,247,612         9,394,448        12,115,533         1,574,772        11,974,673        37,289,377         2,369,231
        2,154,168           316,274           229,203            15,342           301,212         1,179,330            66,162
        7,743,243                --                --                --                --                --                --
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $       1.27      $      23.61      $      18.49      $       9.57      $      15.61      $      23.05      $      11.55
     ============      ============      ============      ============      ============      ============      ============
     $       1.04      $       8.22      $      10.42      $       9.14      $      12.38      $      14.57      $       9.52
     ============      ============      ============      ============      ============      ============      ============
     $       1.03      $       8.26      $       9.97      $       9.17      $      12.23      $      14.31      $       9.34
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $      11.68      $      12.28      $      12.15      $      11.08      $      14.65      $      11.85
     ============      ============      ============      ============      ============      ============      ============
     $       0.99      $      13.08      $      13.56      $      15.01      $      10.73      $      15.38      $      13.00
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $177,001,910      $289,646,260      $171,517,003      $ 17,765,406      $164,746,726      $635,321,259      $ 48,480,618
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 92,764,064      $ 78,411,879      $ 75,319,059
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         21,985           (16,773)           (5,207)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        294,373           251,360           237,238
    Administrative charges..................................         27,343            25,990            19,795
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 67,126,914      $ 63,856,345      $ 47,318,127
    Series II Policies......................................        632,642           438,853           312,520
    Series III Policies.....................................     18,508,406        10,732,349        20,574,487
    Series IV Policies......................................      5,810,446         3,000,401         6,824,452
    Series V Policies.......................................        385,925            89,808            27,233
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      19.26      $      12.33      $      14.77
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.72      $       6.88      $      15.89
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      11.75      $       5.87      $      15.27
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      13.91      $       9.87      $      14.96
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.26      $      11.87      $      17.60
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 77,397,650      $ 92,828,900      $ 61,638,358
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH --      TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $104,025,353      $154,742,020      $561,581,558      $ 62,964,973      $205,945,227      $240,088,724       $ 82,633,135
               --                --                --                --                --                --                 --
          (80,262)           (4,158)         (197,466)          (13,897)         (306,672)          (86,212)           (15,978)

          325,569           496,903         1,799,191           199,346           653,960           772,088            253,717
           27,868            40,956           185,919            17,046            71,263            74,972             25,631
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $ 66,802,926      $ 96,021,991      $463,828,913      $ 38,454,183      $179,431,389      $184,371,978       $ 66,236,642
          469,698           714,593         1,577,774           362,681           499,965           935,507            430,119
       26,886,577        43,213,546        72,357,460        16,094,767        18,186,454        42,103,133         12,448,343
        9,387,138        13,990,867        21,289,945         7,744,761         6,487,994        11,565,371          3,089,749
           45,315           259,006           344,890            78,292           307,530           179,463            132,956
               --                --                --                --                --                --                 --
               --                --                --                --                --                --                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $      12.76      $      12.72      $      23.35      $      10.64      $      18.74      $      20.95       $      11.43
     ============      ============      ============      ============      ============      ============       ============
     $      16.26      $      12.59      $       8.83      $      10.89      $       8.60      $      12.20       $       7.99
     ============      ============      ============      ============      ============      ============       ============
     $      12.96      $      12.79      $       8.58      $      10.55      $       8.23      $      11.65       $       7.40
     ============      ============      ============      ============      ============      ============       ============
     $      13.96      $      12.42      $      11.66      $      11.45      $      11.33      $      11.06       $      15.20
     ============      ============      ============      ============      ============      ============       ============
     $      20.06      $      12.42      $      13.82      $      12.68      $      12.74      $      11.89       $      17.75
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $ 72,623,730      $128,913,601      $576,035,568      $ 49,285,771      $222,732,020      $206,982,637       $ 55,614,485
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                                 DREYFUS IP
                                                                                 TECHNOLOGY     FIDELITY(R) VIP
                                                              CALVERT SOCIAL      GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 47,923,443     $ 21,415,786     $427,594,602
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (3,374)         (39,135)         (12,007)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        160,741           72,214        1,343,450
    Administrative charges..................................         13,695            5,767          137,469
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 28,572,390     $ 12,609,367     $346,947,375
    Series II Policies......................................        154,831           90,780        1,588,448
    Series III Policies.....................................     10,765,641        6,397,075       58,804,214
    Series IV Policies......................................      5,074,515        2,156,419       18,029,525
    Series V Policies.......................................        833,235           45,029          732,114
    Series VI Policies......................................      2,345,021               --               --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      18.61     $       8.87     $      24.21
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       9.66     $      10.79     $      12.68
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       9.37     $       8.98     $      12.18
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      12.06     $      10.79     $      14.33
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      13.02     $      14.24     $      16.91
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      11.92     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 45,247,345     $ 20,027,832     $326,535,073
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES                                                                  NEUBERGER
    FIDELITY(R) VIP       SERIES           WORLDWIDE          MFS(R)            MFS(R)                             BERMAN AMT
        EQUITY-         BALANCED--         GROWTH--       INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES       MID-CAP
       INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--           SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------------------------------------------------------------------------------------------------------------------
     $222,654,026      $528,319,246      $211,349,463      $ 28,998,191      $ 37,856,259       $  5,258,102      $  7,045,506
               --                --                --                --                --                 --                --
           26,933          (153,398)          (68,204)            1,385           (32,782)              (221)           (2,153)

          721,053         1,711,097           664,354            95,655           121,501             17,465            24,700
           70,111           179,306            75,346             8,828            12,236              1,064             1,505
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $173,408,665      $438,220,094      $189,175,133      $ 21,375,490      $ 30,730,194       $  2,771,374      $  3,232,873
          661,657         1,885,592           829,250           322,763           245,513             18,874            43,245
       37,734,084        65,609,162        14,689,985         5,818,827         5,561,199          2,246,754         2,913,150
        9,391,632        19,880,733         5,712,744         1,287,020         1,130,720            147,237           710,616
          693,757           679,864           134,447            90,993            22,114             55,113           117,264
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $      18.45      $      21.84      $      15.85      $       9.90      $      10.73       $      13.33      $      10.92
     ============      ============      ============      ============      ============       ============      ============
     $      11.97      $      11.29      $       6.74      $       8.75      $       7.59       $      15.66      $      11.23
     ============      ============      ============      ============      ============       ============      ============
     $      11.78      $      10.62      $       6.18      $       8.60      $       7.26       $      12.50      $      11.28
     ============      ============      ============      ============      ============       ============      ============
     $      12.01      $      11.76      $      10.25      $      11.37      $      11.76       $      20.16      $      15.71
     ============      ============      ============      ============      ============       ============      ============
     $      12.00      $      12.10      $      12.97      $      14.35      $      14.23       $      17.92      $      15.11
     ============      ============      ============      ============      ============       ============      ============
     $         --      $         --      $         --      $         --      $         --       $         --      $         --
     ============      ============      ============      ============      ============       ============      ============
     $193,861,462      $498,837,089      $296,578,598      $ 26,136,041      $ 36,472,534       $  4,204,079      $  5,435,028
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                   ROYCE             ROYCE         T. ROWE PRICE
                                                                 MICRO-CAP         SMALL-CAP       EQUITY INCOME
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  6,744,811       $12,815,034      $221,646,615
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (29,889)           32,017             8,771

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         16,945            35,992           722,124
    Administrative charges..................................          1,277             2,440            62,458
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  1,905,014       $ 4,336,798      $150,116,763
    Series II Policies......................................         46,302         1,260,535         1,231,267
    Series III Policies.....................................      1,554,692         2,400,432        54,289,234
    Series IV Policies......................................      2,259,237         3,127,064        14,572,050
    Series V Policies.......................................         77,177            62,162           661,490
    Series VI Policies......................................        854,278         1,621,628                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
    Series I variable accumulation unit value...............   $      12.16       $     11.18      $      14.22
                                                               ============       ===========      ============
    Series II variable accumulation unit value..............   $      12.27       $     10.56      $      13.54
                                                               ============       ===========      ============
    Series III variable accumulation unit value.............   $      12.04       $     10.83      $      13.25
                                                               ============       ===========      ============
    Series IV variable accumulation unit value..............   $      11.85       $     10.98      $      11.79
                                                               ============       ===========      ============
    Series V variable accumulation unit value...............   $      11.67       $     10.47      $      11.92
                                                               ============       ===========      ============
    Series VI variable accumulation unit value..............   $      11.98       $     10.90      $         --
                                                               ============       ===========      ============
Identified Cost of Investment...............................   $  6,443,805       $12,609,650      $196,865,168
                                                               ============       ===========      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      VAN KAMPEN
                     UIF EMERGING
       VAN ECK          MARKETS
      WORLDWIDE        EQUITY--
     HARD ASSETS        CLASS I
    ------------------------------
    $170,327,270     $ 74,940,221
              --               --
         161,636          (19,164)

         518,092          219,148
          32,318           21,051
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $ 66,110,275     $ 56,637,011
       1,298,921          569,845
      53,056,127       13,590,072
      27,352,178        3,771,899
       1,220,503          112,031
      20,900,492               --
              --               --
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $      23.26     $      16.76
    ============     ============
    $      23.01     $      12.07
    ============     ============
    $      23.29     $      14.00
    ============     ============
    $      22.00     $      18.60
    ============     ============
    $      27.62     $      23.75
    ============     ============
    $      24.36     $         --
    ============     ============
    $119,506,296     $ 46,620,412
    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--       BASIC VALUE--        BOND--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 81,825,349      $ 24,169,055      $ 76,509,099
  Dividends due and accrued.................................         96,250                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        317,388            78,039           134,119

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        241,925            85,850           273,003
    Administrative charges..................................         16,329             5,036            15,042
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 27,375,101      $  4,281,113      $ 11,333,924
    Series II Policies......................................      1,466,699            36,507           349,469
    Series III Policies.....................................     19,146,045         7,357,066        24,636,791
    Series IV Policies......................................     13,880,881         7,259,124        23,265,702
    Series V Policies.......................................      1,509,254           686,469         2,429,381
    Series VI Policies......................................     13,374,529         4,535,929        14,339,906
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................      5,228,224                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      10.46      $      12.87      $      10.20
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.41      $      10.53      $      10.06
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.44      $      12.78      $      10.15
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      10.45      $      12.82      $      10.19
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      10.46      $      12.62      $      10.02
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      10.43      $      12.73      $      10.11
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 81,081,473      $ 22,130,149      $ 79,144,415
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                      MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     HIGH YIELD
       CAPITAL          COMMON        MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP      CORPORATE
    APPRECIATION--      STOCK--      CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--       BOND--
    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------
     $ 51,690,436    $ 41,681,437    $ 83,766,114    $ 18,422,894    $ 76,882,001    $ 49,631,115    $351,331,531
               --              --              --              --         325,052              --              --
            1,192          67,510          39,575              53         901,022          58,757         105,553

          182,814         142,489         293,902          62,515         219,426         173,771       1,250,657
            8,907           8,386          16,314           3,465          16,881          10,039          68,630
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $  9,594,784    $  7,103,733    $ 13,293,396    $  3,145,316    $ 13,618,532    $  8,798,502    $ 50,261,988
           77,634          33,994         358,304          44,763       4,001,279         316,141       2,500,242
       17,835,412      12,796,123      25,859,522       6,080,662      13,041,020      16,242,978     117,497,618
       11,770,676      14,034,301      25,646,646       5,606,087      10,795,736      14,766,154     103,495,512
          553,991         308,682       1,607,688         231,816       1,686,072       1,257,180      11,657,106
       11,667,410       7,321,239      16,729,917       3,248,323      11,829,168       8,125,107      64,705,331
               --              --              --              --      22,899,961              --              --
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $      12.17    $      13.17    $      12.03    $      13.34    $      10.10    $       9.97    $      12.81
     ============    ============    ============    ============    ============    ============    ============
     $      10.98    $      10.54    $      10.58    $      11.00    $      10.14    $      10.06    $      10.29
     ============    ============    ============    ============    ============    ============    ============
     $      12.25    $      13.04    $      12.02    $      13.11    $      10.08    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $      12.16    $      13.15    $      11.96    $      13.31    $      10.09    $       9.97    $      12.86
     ============    ============    ============    ============    ============    ============    ============
     $      11.88    $      12.96    $      11.84    $      12.97    $      10.25    $       9.87    $      12.64
     ============    ============    ============    ============    ============    ============    ============
     $      12.06    $      13.05    $      11.79    $      13.40    $      10.13    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $ 46,024,801    $ 37,381,753    $ 77,578,688    $ 15,709,016    $ 77,009,369    $ 51,066,128    $360,315,923
     ============    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 27,395,207      $ 85,247,790      $ 19,596,318
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         29,694           122,744            14,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         94,537           287,940            67,114
    Administrative charges..................................          4,707            15,321             3,533
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  3,829,561      $ 12,520,066      $  3,045,034
    Series II Policies......................................        310,841           626,480            72,184
    Series III Policies.....................................      8,050,629        26,887,095         6,796,580
    Series IV Policies......................................      7,627,748        26,068,776         5,526,240
    Series V Policies.......................................        552,730         1,608,744           453,458
    Series VI Policies......................................      6,954,148        17,356,112         3,646,750
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      12.64      $      14.39      $      10.96
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.43      $      10.82      $      11.32
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      12.94      $      14.11      $      10.89
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      12.91      $      14.21      $      10.93
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      12.67      $      13.71      $      10.53
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      12.73      $      13.85      $      10.84
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 25,490,064      $ 79,383,369      $ 18,574,207
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 74,383,390      $110,170,465      $127,138,046      $184,176,804      $ 67,484,046      $ 43,048,603      $ 69,912,425
               --                --                --                --                --                --                --
          138,091           139,905            14,530           104,830            28,163             6,848            73,890

          247,228           367,832           429,581           639,848           223,814           152,976           243,433
           12,450            19,416            22,045            35,620            12,910             7,635            12,392
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $ 11,966,432      $ 18,596,697      $ 18,099,226      $ 32,437,702      $ 12,418,812      $  7,819,616      $ 11,721,930
          348,531           598,003           521,964           621,377           214,803            14,371           191,402
       21,986,643        33,555,489        41,553,891        63,956,765        20,401,042        16,289,549        24,078,920
       19,680,258        30,962,180        38,107,424        51,107,688        20,161,253        10,004,303        18,870,450
        1,543,013         1,474,911         1,914,914         4,000,231           986,421           636,114           729,354
       18,736,926        24,735,842        26,503,531        31,482,403        13,093,154         8,130,887        14,138,434
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $      16.17      $      16.77      $      13.94      $      12.61      $      13.48      $      11.76      $      13.21
     ============      ============      ============      ============      ============      ============      ============
     $      11.60      $      11.78      $      10.69      $      10.55      $      10.53      $      10.57      $      10.65
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      16.35      $      14.03      $      12.49      $      13.52      $      11.69      $      13.08
     ============      ============      ============      ============      ============      ============      ============
     $      16.05      $      16.42      $      13.92      $      12.59      $      13.21      $      11.88      $      13.39
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      15.98      $      13.71      $      12.48      $      12.78      $      11.48      $      13.02
     ============      ============      ============      ============      ============      ============      ============
     $      15.83      $      16.62      $      13.81      $      12.50      $      13.36      $      11.49      $      13.09
     ============      ============      ============      ============      ============      ============      ============
     $ 69,140,181      $ 88,030,137      $120,704,086      $168,627,971      $ 61,779,273      $ 40,088,353      $ 63,165,584
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                 COLONIAL SMALL
                                                               ALGER AMERICAN       CAP VALUE        DREYFUS IP
                                                                   SMALL         FUND, VARIABLE      TECHNOLOGY
                                                              CAPITALIZATION--      SERIES--          GROWTH--
                                                               CLASS S SHARES        CLASS B       SERVICE SHARES
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 32,714,051      $ 21,643,346      $ 22,209,267
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          10,557            93,684            37,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         103,833            64,526            76,489
    Administrative charges..................................           6,304             4,615             4,788
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $  5,850,344      $  7,797,754      $  4,703,461
    Series II Policies......................................         130,387           274,056            61,347
    Series III Policies.....................................       9,679,862         4,868,494         6,984,999
    Series IV Policies......................................      10,949,350         5,433,351         7,046,820
    Series V Policies.......................................         456,539           249,889           263,484
    Series VI Policies......................................       5,547,989         3,044,345         3,105,454
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      16.04      $      11.03      $      11.87
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      11.95      $      10.66      $      11.00
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      15.95      $      10.97      $      11.73
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      15.95      $      10.96      $      11.77
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      15.63      $      10.90      $      11.64
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      15.90      $      10.92      $      11.67
                                                                ============      ============      ============
Identified Cost of Investment...............................    $ 27,005,071      $ 20,583,813      $ 20,882,985
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              JANUS ASPEN
                      FIDELITY(R) VIP                       JANUS ASPEN         SERIES            MFS(R)            MFS(R)
    FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP       SERIES           WORLDWIDE      INVESTORS TRUST      RESEARCH
    CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--          SERIES--
    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $172,167,967      $106,391,242      $150,972,196      $ 85,948,146      $ 25,950,662      $  5,465,127      $  7,549,495
               --                --                --                --                --                --                --
          359,241           213,720            49,106            54,116           (28,510)            1,275              (485)

          573,999           371,091           490,697           302,274            88,909            18,848            26,030
           33,287            20,707            33,879            18,240             5,395             1,208             1,481
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $ 27,416,415      $ 17,710,260      $ 57,754,330      $ 14,525,945      $  5,145,390      $  1,150,504      $  1,486,326
        1,178,571           660,931           567,890           567,860            84,576             1,314            55,274
       48,984,269        32,145,536        38,490,574        25,740,324         8,306,247         1,403,581         2,038,432
       55,870,894        30,272,949        30,427,907        27,775,069         7,855,270         1,768,866         2,182,092
        4,331,899         3,530,183         2,204,927         2,225,679           435,803           106,968            44,197
       34,137,874        21,893,305        21,051,098        14,846,871         4,000,562         1,015,113         1,715,178
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $      15.27      $      13.16      $      16.12      $      11.92      $      12.37      $      12.56      $      13.33
     ============      ============      ============      ============      ============      ============      ============
     $      11.79      $      10.56      $      14.50      $      10.84      $      10.43      $      10.73      $      10.77
     ============      ============      ============      ============      ============      ============      ============
     $      15.08      $      12.94      $      16.00      $      11.93      $      12.23      $      12.60      $      13.18
     ============      ============      ============      ============      ============      ============      ============
     $      15.42      $      13.09      $      16.31      $      11.91      $      12.27      $      12.68      $      12.99
     ============      ============      ============      ============      ============      ============      ============
     $      14.86      $      13.06      $      15.27      $      11.80      $      12.03      $      12.52      $      13.24
     ============      ============      ============      ============      ============      ============      ============
     $      14.91      $      12.98      $      16.23      $      11.83      $      11.97      $      12.49      $      13.36
     ============      ============      ============      ============      ============      ============      ============
     $142,104,087      $ 98,462,941      $122,891,803      $ 78,614,331      $ 23,936,951      $  4,863,017      $  6,621,372
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                    NEUBERGER
                                                                                   BERMAN AMT
                                                              MFS(R) UTILITIES       MID-CAP        T. ROWE PRICE
                                                                  SERIES--          GROWTH--        EQUITY INCOME
                                                               SERVICE CLASS         CLASS S        PORTFOLIO--II
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $187,180,391      $ 11,472,684      $137,755,789
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (179,241)          (13,864)          206,236

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         585,739            36,994           470,366
    Administrative charges..................................          37,645             2,507            26,791
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $ 69,366,129      $  3,298,199      $ 18,924,727
    Series II Policies......................................       1,821,615            28,880           903,146
    Series III Policies.....................................      44,611,948         2,766,283        38,632,193
    Series IV Policies......................................      34,325,323         3,082,785        45,332,159
    Series V Policies.......................................       2,109,935           356,342         4,635,809
    Series VI Policies......................................      34,142,816         1,886,830        29,036,834
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      15.94      $      13.96      $      12.94
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      14.29      $      11.92      $      10.55
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      16.73      $      14.00      $      12.85
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      16.85      $      14.47      $      12.96
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      16.78      $      14.11      $      12.75
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      16.65      $      14.15      $      12.81
                                                                ============      ============      ============
Identified Cost of Investment...............................    $168,004,514      $  9,816,015      $133,565,294
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      VAN KAMPEN
     UIF EMERGING       VICTORY VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
     $ 40,486,926      $ 16,358,177
               --                --
          (20,993)            9,103

          125,486            53,000
            7,111             3,720
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $  6,717,254      $  5,801,803
          183,390           135,870
       11,562,283         2,706,099
       12,712,311         4,210,040
          461,929           259,915
        8,696,169         3,196,833
               --                --
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $      21.93      $      12.00
     ============      ============
     $      14.06      $      10.67
     ============      ============
     $      21.04      $      11.85
     ============      ============
     $      21.82      $      11.68
     ============      ============
     $      16.74      $      11.58
     ============      ============
     $      21.05      $      11.82
     ============      ============
     $ 30,975,874      $ 15,013,116
     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    452,313      $  6,650,506      $      13,459
  Mortality and expense risk charges........................       (676,991)       (2,931,075)        (4,147,381)
  Administrative charges....................................        (59,220)         (260,569)          (470,693)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (283,898)        3,458,862         (4,604,615)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,794,448        38,684,217         85,727,609
  Cost of investments sold..................................     (9,017,887)      (38,900,330)      (133,918,769)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        776,561          (216,113)       (48,191,160)
  Realized gain distribution received.......................        503,260                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        863,698        (1,695,916)        72,597,965
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      2,143,519        (1,912,029)        24,406,805
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,859,621      $  1,546,833      $  19,802,190
                                                               ============      ============      =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    612,433      $  1,487,302      $       2,711
  Mortality and expense risk charges........................       (726,684)       (1,114,571)        (1,060,640)
  Administrative charges....................................        (71,644)         (102,519)          (109,428)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (185,895)          270,212         (1,167,357)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,809,805         8,363,959         22,713,498
  Cost of investments sold..................................     (9,554,800)       (6,005,684)       (39,042,491)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        255,005         2,358,275        (16,328,993)
  Realized gain distribution received.......................             --         3,681,742                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,660,168          (764,727)        18,950,222
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      1,915,173         5,275,290          2,621,229
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,729,278      $  5,545,502      $   1,453,872
                                                               ============      ============      =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $   5,628,195     $  2,711,592      $  2,890,845      $         --      $  4,994,173      $  40,040,954
        (2,661,509)      (3,692,281)       (2,607,274)         (322,567)       (2,312,401)        (9,531,999)
          (219,184)        (393,936)         (249,463)          (29,255)         (199,812)          (938,714)
     -------------     ------------      ------------      ------------      ------------      -------------
         2,747,502       (1,374,625)           34,108          (351,822)        2,481,960         29,570,241
     -------------     ------------      ------------      ------------      ------------      -------------
       165,574,601       61,302,204        41,316,004        12,233,801        43,694,047        181,004,362
      (165,579,463)     (77,243,645)      (43,002,874)      (13,961,200)      (44,699,591)      (172,772,172)
     -------------     ------------      ------------      ------------      ------------      -------------
            (4,862)     (15,941,441)       (1,686,870)       (1,727,399)       (1,005,544)         8,232,190
                --        3,255,411                --                --                --                 --
             8,706       30,393,360        10,790,693         3,790,843            86,507        (28,361,830)
     -------------     ------------      ------------      ------------      ------------      -------------
             3,844       17,707,330         9,103,823         2,063,444          (919,037)       (20,129,640)
     -------------     ------------      ------------      ------------      ------------      -------------
     $   2,751,346     $ 16,332,705      $  9,137,931      $  1,711,622      $  1,562,923      $   9,440,601
     =============     ============      ============      ============      ============      =============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $     390,484     $         --      $  1,170,500      $  6,543,652      $         --      $   3,089,949
          (895,010)      (1,230,357)       (2,082,542)       (7,558,945)         (884,933)        (2,820,720)
           (75,106)        (104,856)         (171,729)         (784,946)          (75,155)          (306,966)
     -------------     ------------      ------------      ------------      ------------      -------------
          (579,632)      (1,335,213)       (1,083,771)       (1,800,239)         (960,088)           (37,737)
     -------------     ------------      ------------      ------------      ------------      -------------
        11,432,662       15,220,474        24,441,970       107,744,323        16,334,361         56,068,072
        (7,594,283)      (9,950,189)      (18,415,065)     (108,754,617)      (13,050,688)       (62,789,786)
     -------------     ------------      ------------      ------------      ------------      -------------
         3,838,379        5,270,285         6,026,905        (1,010,294)        3,283,673         (6,721,714)
         7,002,952           46,664         7,012,295                --         1,083,460                 --
        (1,167,102)       9,254,799        (5,750,830)       20,347,951        (2,119,612)        16,998,498
     -------------     ------------      ------------      ------------      ------------      -------------
         9,674,229       14,571,748         7,288,370        19,337,657         2,247,521         10,276,784
     -------------     ------------      ------------      ------------      ------------      -------------
     $   9,094,597     $ 13,236,535      $  6,204,599      $ 17,537,418      $  1,287,433      $  10,239,047
     =============     ============      ============      ============      ============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                     ALGER
                                                                                    AMERICAN
                                                                MAINSTAY VP          SMALL             AMSOUTH
                                                                  VALUE--       CAPITALIZATION--      ENHANCED
                                                               INITIAL CLASS     CLASS O SHARES      MARKET FUND
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  2,831,495       $         --      $     32,813
  Mortality and expense risk charges........................     (3,215,694)        (1,005,097)          (40,501)
  Administrative charges....................................       (315,473)          (101,204)               --
                                                               ------------       ------------      ------------
      Net investment income (loss)..........................       (699,672)        (1,106,301)           (7,688)
                                                               ------------       ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     40,701,543         13,523,626         3,324,952
  Cost of investments sold..................................    (40,417,499)       (10,008,611)       (2,869,633)
                                                               ------------       ------------      ------------
      Net realized gain (loss) on investments...............        284,044          3,515,015           455,319
  Realized gain distribution received.......................             --                 --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     11,731,742          8,459,154          (409,546)
                                                               ------------       ------------      ------------
      Net gain (loss) on investments........................     12,015,786         11,974,169            45,773
                                                               ------------       ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 11,316,114       $ 10,867,868      $     38,085
                                                               ============       ============      ============

                                                                JANUS ASPEN
                                                                  SERIES            MFS(R)
                                                                 WORLDWIDE         INVESTORS          MFS(R)
                                                                 GROWTH--            TRUST           RESEARCH
                                                               INSTITUTIONAL       SERIES--          SERIES--
                                                                  SHARES         INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  3,008,104      $    167,335      $    190,190
  Mortality and expense risk charges........................     (2,848,935)         (394,067)         (509,787)
  Administrative charges....................................       (323,310)          (36,555)          (50,900)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (164,141)         (263,287)         (370,497)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     57,793,068         5,948,655         9,037,315
  Cost of investments sold..................................   (105,254,106)       (6,450,480)      (11,921,440)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............    (47,461,038)         (501,825)       (2,884,125)
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     55,854,111         2,374,310         5,529,916
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      8,393,073         1,872,485         2,645,791
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  8,228,932      $  1,609,198      $  2,275,294
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                                                  TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        AMSOUTH        AMSOUTH        CALVERT        GROWTH--           VIP            EQUITY-       BALANCED--
    INTERNATIONAL    LARGE CAP       MID CAP         SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
     EQUITY FUND        FUND           FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    ---------------------------------------------------------------------------------------------------------------------------
    $    186,232    $     9,616    $   116,596    $   846,374    $        --     $  1,152,504     $  3,805,219    $ 12,218,432
         (10,551)       (59,029)       (28,310)      (641,440)      (303,627)      (5,131,537)      (2,975,680)     (7,111,503)
              --             --             --        (55,241)       (24,104)        (527,256)        (289,386)       (744,562)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         175,681        (49,413)        88,286        149,693       (327,731)      (4,506,289)         540,153       4,362,367
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         869,163      4,787,003      2,327,365      7,539,500      8,990,454       37,022,405       35,321,230     116,566,866
        (810,518)    (4,388,258)    (1,900,805)    (7,972,443)    (8,282,005)     (31,261,478)     (36,356,861)   (126,532,496)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
          58,645        398,745        426,560       (432,943)       708,449        5,760,927       (1,035,631)     (9,965,630)
              --             --             --             --             --           72,032        8,362,088              --
        (207,355)      (465,126)      (434,969)     2,181,162       (279,258)      56,261,941        1,357,195      38,444,038
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
        (148,710)       (66,381)        (8,409)     1,748,219        429,191       62,094,900        8,683,652      28,478,408
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
    $     26,971    $  (115,794)   $    79,877    $ 1,897,912    $   101,460     $ 57,588,611     $  9,223,805    $ 32,840,775
    =============   ============   ============   ============   ============   ===============   =============   =============

                     NEUBERGER                                                                  VAN KAMPEN
                       BERMAN                                      T. ROWE                         UIF
       MFS(R)           AMT                                         PRICE         VAN ECK        EMERGING
      UTILITIES       MID-CAP         ROYCE          ROYCE          EQUITY       WORLDWIDE       MARKETS
      SERIES--        GROWTH--      MICRO-CAP      SMALL-CAP        INCOME          HARD         EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO(A)   PORTFOLIO(B)    PORTFOLIO        ASSETS        CLASS I
    -------------------------------------------------------------------------------------------------------
    $     26,248    $        --    $    28,938    $        --    $ 3,450,116    $   194,470    $   223,856
         (67,195)      (103,142)       (25,476)       (48,653)    (2,917,250)    (1,394,133)      (749,103)
          (3,989)        (6,315)        (1,933)        (3,308)      (252,337)       (87,066)       (73,716)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         (44,936)      (109,457)         1,529        (51,961)       280,529     (1,286,729)      (598,963)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
       1,798,962      2,934,371        237,220        480,237     20,176,482      6,384,407      6,231,798
      (1,115,786)    (2,263,904)      (207,317)      (452,669)   (17,129,628)    (3,357,863)    (5,802,964)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         683,176        670,467         29,903         27,568      3,046,854      3,026,544        428,834
              --             --         87,431        119,725     10,428,146             --             --
          44,140        221,889        301,006        205,383     (8,300,049)    40,533,605     17,119,388
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         727,316        892,356        418,340        352,676      5,174,951     43,560,149     17,548,222
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
    $    682,380    $   782,899    $   419,869    $   300,715    $ 5,455,480    $42,273,420    $16,949,259
    ============    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
                                                                 BALANCED--       BASIC VALUE--        BOND--
                                                              SERVICE CLASS(C)    SERVICE CLASS     SERVICE CLASS
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $    582,205      $    179,825      $  2,345,711
  Mortality and expense risk charges........................        (413,777)         (321,329)         (983,574)
  Administrative charges....................................         (29,239)          (18,390)          (53,551)
                                                                ------------      ------------      ------------
      Net investment income (loss)..........................         139,189          (159,894)        1,308,586
                                                                ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       1,690,352         2,951,809         4,804,047
  Cost of investments sold..................................      (1,629,836)       (2,536,291)       (5,026,232)
                                                                ------------      ------------      ------------
      Net realized gain (loss) on investments...............          60,516           415,518          (222,185)
  Realized gain distribution received.......................         307,826           248,847                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         743,875           352,700          (861,807)
                                                                ------------      ------------      ------------
      Net gain (loss) on investments........................       1,112,217         1,017,065        (1,083,992)
                                                                ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  1,251,406      $    857,171      $    224,594
                                                                ============      ============      ============

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE         INCOME &        INTERNATIONAL
                                                                  BOND--           GROWTH--          EQUITY--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 20,058,035      $    269,263      $  1,248,700
  Mortality and expense risk charges........................     (4,495,628)         (333,707)         (936,932)
  Administrative charges....................................       (246,077)          (17,048)          (49,182)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................     15,316,330           (81,492)          262,586
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     24,903,474         1,756,853         2,442,112
  Cost of investments sold..................................    (23,247,782)       (1,440,983)       (1,832,156)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      1,655,692           315,870           609,956
  Realized gain distribution received.......................             --                --         3,389,246
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (12,821,049)          556,727           196,131
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................    (11,165,357)          872,597         4,195,333
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  4,150,973      $    791,105      $  4,457,919
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL           COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--        STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(D)    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------
     $         --      $    340,293      $  1,113,721      $         --       $  1,378,410      $  1,495,656
         (685,254)         (521,642)       (1,100,527)         (227,075)          (409,328)         (626,639)
          (33,417)          (30,056)          (60,546)          (12,421)           (33,810)          (36,004)
     ------------      ------------      ------------      ------------       ------------      ------------
         (718,671)         (211,405)          (47,352)         (239,496)           935,272           833,013
     ------------      ------------      ------------      ------------       ------------      ------------
        5,310,515         2,481,393         7,430,580         1,894,822          4,118,295         5,830,908
       (4,722,762)       (2,025,833)       (6,710,583)       (1,702,893)        (4,096,780)       (5,938,311)
     ------------      ------------      ------------      ------------       ------------      ------------
          587,753           455,560           719,997           191,929             21,515          (107,403)
               --           493,112                --                --                 --                --
        3,242,014         1,488,272         3,107,701         1,769,139           (127,369)         (518,091)
     ------------      ------------      ------------      ------------       ------------      ------------
        3,829,767         2,436,944         3,827,698         1,961,068           (105,854)         (625,494)
     ------------      ------------      ------------      ------------       ------------      ------------
     $  3,111,096      $  2,225,539      $  3,780,346      $  1,721,572       $    829,418      $    207,519
     ============      ============      ============      ============       ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP
       GROWTH--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------
     $         --      $    256,880      $         --      $    716,270      $  1,841,868      $         --
         (246,972)         (796,323)       (1,226,216)       (1,519,985)       (2,306,660)         (849,708)
          (12,985)          (40,533)          (64,989)          (76,085)         (127,095)          (47,863)
     ------------      ------------      ------------      ------------      ------------      ------------
         (259,957)         (579,976)       (1,291,205)         (879,800)         (591,887)         (897,571)
     ------------      ------------      ------------      ------------      ------------      ------------
        2,987,427         2,789,163         5,855,005         5,477,632         7,256,795         3,642,834
       (2,957,736)       (1,965,139)       (4,376,708)       (4,173,743)       (6,076,304)       (3,065,990)
     ------------      ------------      ------------      ------------      ------------      ------------
           29,691           824,024         1,478,297         1,303,889         1,180,491           576,844
               --         6,927,919            49,674         5,776,211                --         1,166,930
          727,614           195,435        12,066,986        (1,999,269)        4,864,030           771,281
     ------------      ------------      ------------      ------------      ------------      ------------
          757,305         7,947,378        13,594,957         5,080,831         6,044,521         2,515,055
     ------------      ------------      ------------      ------------      ------------      ------------
     $    497,348      $  7,367,402      $ 12,303,752      $  4,201,031      $  5,452,634      $  1,617,484
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                                       ALGER
                                                                MAINSTAY VP                           AMERICAN
                                                                   TOTAL          MAINSTAY VP          SMALL
                                                                 RETURN--           VALUE--       CAPITALIZATION--
                                                               SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    570,269      $    708,756       $         --
  Mortality and expense risk charges........................       (575,086)         (877,888)          (340,936)
  Administrative charges....................................        (28,561)          (44,787)           (20,496)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................        (33,378)         (213,919)          (361,432)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      4,043,448         3,236,340          1,973,286
  Cost of investments sold..................................     (3,690,710)       (2,615,692)        (1,564,554)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............        352,738           620,648            408,732
  Realized gain distribution received.......................             --                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,529,908         2,289,382          3,567,754
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................      1,882,646         2,910,030          3,976,486
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,849,268      $  2,696,111       $  3,615,054
                                                               ============      ============       ============

                                                                JANUS ASPEN         MFS(R)
                                                                  SERIES           INVESTORS          MFS(R)
                                                                 WORLDWIDE           TRUST           RESEARCH
                                                                 GROWTH--          SERIES--          SERIES--
                                                              SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    287,033      $     13,376      $     17,610
  Mortality and expense risk charges........................       (325,090)          (64,874)          (90,204)
  Administrative charges....................................        (19,213)           (4,141)           (5,214)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        (57,270)          (55,639)          (77,808)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      2,339,443           683,302           948,701
  Cost of investments sold..................................     (2,070,916)         (586,229)         (759,185)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        268,527            97,073           189,516
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        817,774           231,446           307,341
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      1,086,301           328,519           496,857
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,029,031      $    272,880      $    419,049
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       COLONIAL
       SMALL CAP
      VALUE FUND,       DREYFUS IP        FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       JANUS ASPEN
       VARIABLE         TECHNOLOGY            VIP               VIP               VIP             SERIES
       SERIES--          GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------------------------------------------------------------------------------------------------
     $         --      $         --      $    123,044      $  1,061,991      $         --      $  1,657,400
         (152,384)         (284,066)       (1,810,068)       (1,292,459)       (1,589,714)       (1,098,697)
          (11,047)          (17,101)         (102,657)          (70,414)         (109,668)          (64,851)
     ------------      ------------      ------------      ------------      ------------      ------------
         (163,431)         (301,167)       (1,789,681)         (300,882)       (1,699,382)          493,852
     ------------      ------------      ------------      ------------      ------------      ------------
          950,992         3,705,315         2,998,703         4,355,846         6,926,329         8,317,302
         (936,962)       (3,684,261)       (2,193,364)       (3,675,275)       (5,158,585)       (7,352,934)
     ------------      ------------      ------------      ------------      ------------      ------------
           14,030            21,054           805,339           680,571         1,767,744           964,368
           30,073                --            17,578         2,625,478         1,421,216                --
        1,058,486           779,153        20,024,706         1,271,030        17,696,876         3,401,174
     ------------      ------------      ------------      ------------      ------------      ------------
        1,102,589           800,207        20,847,623         4,577,079        20,885,836         4,365,542
     ------------      ------------      ------------      ------------      ------------      ------------
     $    939,158      $    499,040      $ 19,057,942      $  4,276,197      $ 19,186,454      $  4,859,394
     ============      ============      ============      ============      ============      ============

                         NEUBERGER
        MFS(R)          BERMAN AMT                           VAN KAMPEN        VICTORY VIF
       UTILITIES          MID-CAP        T. ROWE PRICE      UIF EMERGING       DIVERSIFIED
       SERIES--          GROWTH--        EQUITY INCOME    MARKETS EQUITY--       STOCK--
     SERVICE CLASS        CLASS S        PORTFOLIO--II        CLASS II       CLASS A SHARES
    ----------------------------------------------------------------------------------------
     $    429,108      $         --      $  1,593,065       $     84,491      $      8,446
       (1,567,797)         (119,601)       (1,616,344)          (344,382)         (157,671)
         (102,120)           (7,951)          (88,795)           (19,632)          (10,976)
     ------------      ------------      ------------       ------------      ------------
       (1,240,809)         (127,552)         (112,074)          (279,523)         (160,201)
     ------------      ------------      ------------       ------------      ------------
        7,176,681         1,211,444         3,900,130          2,067,427         1,366,301
       (5,830,739)       (1,017,234)       (3,903,990)        (1,595,031)       (1,251,443)
     ------------      ------------      ------------       ------------      ------------
        1,345,942           194,210            (3,860)           472,396           114,858
               --                --         6,095,020                 --                --
       15,148,472         1,031,216        (2,958,572)         7,406,751         1,027,657
     ------------      ------------      ------------       ------------      ------------
       16,494,414         1,225,426         3,132,588          7,879,147         1,142,515
     ------------      ------------      ------------       ------------      ------------
     $ 15,253,605      $  1,097,874      $  3,020,514       $  7,599,624      $    982,314
     ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2005
and December 31, 2004

                                                               MAINSTAY VP                   MAINSTAY VP
                                                              BASIC VALUE--                    BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (283,898)  $   (260,322)  $  3,458,862   $  4,750,511
    Net realized gain (loss) on investments..........       776,561          4,473       (216,113)     2,421,189
    Realized gain distribution received..............       503,260             --             --      2,530,840
    Change in unrealized appreciation (depreciation)
      on investments.................................       863,698      5,051,499     (1,695,916)    (3,418,356)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,859,621      4,795,650      1,546,833      6,284,184
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       506,712        747,857      2,767,660      3,862,802
    Policyowners' surrenders.........................    (4,722,273)    (3,498,688)   (22,404,095)   (20,826,615)
    Policyowners' annuity and death benefits.........      (488,878)      (560,862)    (2,569,686)    (2,721,983)
    Net transfers from (to) Fixed Account............         9,742        540,957       (796,623)    (3,943,016)
    Transfers between Investment Divisions...........    (2,700,125)     2,808,990     (8,794,964)   (27,712,958)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (7,394,822)        38,254    (31,797,708)   (51,341,770)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         3,152         (8,129)       (10,951)       (32,400)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (5,532,049)     4,825,775    (30,261,826)   (45,089,986)
NET ASSETS:
    Beginning of year................................    54,412,613     49,586,838    235,339,610    280,429,596
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 48,880,564   $ 54,412,613   $205,077,784   $235,339,610
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   DEVELOPING
                                                              CONVERTIBLE--                   GROWTH--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     34,108   $    918,126   $   (351,822)  $   (455,324)
    Net realized gain (loss) on investments..........    (1,686,870)    (4,615,441)    (1,727,399)    (1,142,594)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,790,693     12,994,494      3,790,843      2,701,305
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     9,137,931      9,297,179      1,711,622      1,103,387
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,628,185      4,036,622        280,649        344,461
    Policyowners' surrenders.........................   (16,215,627)   (15,568,502)    (2,287,383)    (2,377,746)
    Policyowners' annuity and death benefits.........    (2,571,424)    (1,843,014)      (131,140)      (212,455)
    Net transfers from (to) Fixed Account............      (905,067)      (774,552)       (73,264)       124,265
    Transfers between Investment Divisions...........   (19,430,358)      (752,012)    (2,154,394)      (299,255)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --     (6,299,024)            --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (36,494,291)   (14,901,458)   (10,664,556)    (2,420,730)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (9,556)       (38,270)         3,738         (4,558)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (27,365,916)    (5,642,549)    (8,949,196)    (1,321,901)
NET ASSETS:
    Beginning of year................................   219,113,818    224,756,367     31,641,661     32,963,562
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $191,747,902   $219,113,818   $ 22,692,465   $ 31,641,661
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                                                 MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------
    $ (4,604,615)  $ (4,552,244)  $  2,747,502   $ (1,458,785)  $ (1,374,625)  $   (193,100)
     (48,191,160)   (32,043,224)        (4,862)        (7,839)   (15,941,441)   (12,888,862)
              --             --             --             --      3,255,411             --
      72,597,965     45,162,339          8,706          2,072     30,393,360     40,339,057
    ------------   ------------   ------------   ------------   ------------   ------------
      19,802,190      8,566,871      2,751,346     (1,464,552)    16,332,705     27,257,095
    ------------   ------------   ------------   ------------   ------------   ------------
       4,838,691      6,782,048     69,148,697     82,832,764      3,306,612      4,323,036
     (37,549,052)   (33,824,586)   (43,058,610)   (44,058,355)   (29,657,868)   (24,094,330)
      (3,323,314)    (3,445,882)    (2,321,489)    (2,952,212)    (3,045,310)    (2,678,850)
      (2,035,435)    (1,179,606)    (4,002,426)   (24,138,819)    (1,552,624)        83,844
     (41,427,718)   (18,542,200)   (43,289,968)   (50,611,299)   (24,334,703)   (10,804,572)
    ------------   ------------   ------------   ------------   ------------   ------------
     (79,496,828)   (50,210,226)   (23,523,796)   (38,927,921)   (55,283,893)   (33,170,872)
    ------------   ------------   ------------   ------------   ------------   ------------
          29,814         (5,445)       (16,484)        (5,488)        23,174        (53,926)
    ------------   ------------   ------------   ------------   ------------   ------------
     (59,664,824)   (41,648,800)   (20,788,934)   (40,397,961)   (38,928,014)    (5,967,703)
     371,896,737    413,545,537    198,928,825    239,326,786    313,976,071    319,943,774
    ------------   ------------   ------------   ------------   ------------   ------------
    $312,231,913   $371,896,737   $178,139,891   $198,928,825   $275,048,057   $313,976,071
    ============   ============   ============   ============   ============   ============

                                          MAINSTAY VP
            MAINSTAY VP                    HIGH YIELD                    MAINSTAY VP
           GOVERNMENT--                 CORPORATE BOND--              INCOME & GROWTH--
           INITIAL CLASS                 INITIAL CLASS                  INITIAL CLASS
    ---------------------------   ----------------------------   ---------------------------
        2005           2004           2005            2004           2005           2004
    ----------------------------------------------------------------------------------------
    $  2,481,960   $  4,787,316   $  29,570,241   $ 42,308,686   $   (185,895)  $    166,828
      (1,005,544)        51,695       8,232,190    (11,306,892)       255,005       (191,872)
              --             --              --             --             --             --
          86,507       (895,837)    (28,361,830)    48,866,587      1,660,168      5,821,819
    ------------   ------------   -------------   ------------   ------------   ------------
       1,562,923      3,943,174       9,440,601     79,868,381      1,729,278      5,796,775
    ------------   ------------   -------------   ------------   ------------   ------------
       2,902,927      3,702,340      10,129,502     14,408,799        392,060        638,424
     (20,442,818)   (19,351,263)    (86,023,535)   (67,593,230)    (6,494,075)    (4,035,637)
      (2,682,549)    (3,331,558)    (11,158,796)    (7,783,342)      (571,081)      (460,829)
      (2,633,041)    (5,722,334)    (11,459,191)    (2,295,955)       (66,616)       257,545
     (11,771,469)   (39,390,063)    (28,971,902)     2,365,345        706,090      1,778,082
              --             --              --             --             --             --
    ------------   ------------   -------------   ------------   ------------   ------------
     (34,626,950)   (64,092,878)   (127,483,922)   (60,898,383)    (6,033,622)    (1,822,415)
    ------------   ------------   -------------   ------------   ------------   ------------
         (10,821)       (21,311)        (14,787)      (308,374)         7,591        (12,618)
    ------------   ------------   -------------   ------------   ------------   ------------
     (33,074,848)   (60,171,015)   (118,058,108)    18,661,624     (4,296,753)     3,961,742
     189,586,013    249,757,028     797,376,871    778,715,247     57,909,276     53,947,534
    ------------   ------------   -------------   ------------   ------------   ------------
    $156,511,165   $189,586,013   $ 679,318,763   $797,376,871   $ 53,612,523   $ 57,909,276
    ============   ============   =============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MAINSTAY VP                  MAINSTAY VP
                                                        INTERNATIONAL EQUITY--         LARGE CAP GROWTH--
                                                             INITIAL CLASS                INITIAL CLASS
                                                       -------------------------   ---------------------------
                                                          2005          2004           2005           2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   270,212   $  (221,628)  $ (1,167,357)  $ (1,266,866)
    Net realized gain (loss) on investments..........    2,358,275     1,419,563    (16,328,993)   (13,644,070)
    Realized gain distribution received..............    3,681,742            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (764,727)    8,352,821     18,950,222      9,803,326
                                                       -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    5,545,502     9,550,756      1,453,872     (5,107,610)
                                                       -----------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,917,215     1,460,935        914,134      1,709,414
    Policyowners' surrenders.........................   (8,000,808)   (3,884,069)    (7,272,141)    (7,391,220)
    Policyowners' annuity and death benefits.........     (445,609)     (579,519)      (982,585)    (1,077,715)
    Net transfers from (to) Fixed Account............      665,771       725,855       (555,475)       (66,344)
    Transfers between Investment Divisions...........   19,123,371    17,168,964    (12,179,379)    (9,295,560)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --            --             --             --
                                                       -----------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   13,259,940    14,892,166    (20,075,446)   (16,121,425)
                                                       -----------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          602       (26,834)        17,467         12,190
                                                       -----------   -----------   ------------   ------------
        Increase (decrease) in net assets............   18,806,044    24,416,088    (18,604,107)   (21,216,845)
NET ASSETS:
    Beginning of year................................   73,658,289    49,242,201     96,721,863    117,938,708
                                                       -----------   -----------   ------------   ------------
    End of year......................................  $92,464,333   $73,658,289   $ 78,117,756   $ 96,721,863
                                                       ===========   ===========   ============   ============

                                                              MAINSTAY VP
                                                               SMALL CAP                    MAINSTAY VP
                                                                GROWTH--                  TOTAL RETURN--
                                                             INITIAL CLASS                 INITIAL CLASS
                                                       --------------------------   ---------------------------
                                                           2005          2004           2005           2004
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (960,088)  $  (989,709)  $    (37,737)  $    540,473
    Net realized gain (loss) on investments..........     3,283,673     1,633,362     (6,721,714)    (2,943,135)
    Realized gain distribution received..............     1,083,460            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (2,119,612)    4,351,673     16,998,498     13,900,293
                                                       ------------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,287,433     4,995,326     10,239,047     11,497,631
                                                       ------------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,108,204     1,675,404      2,552,720      3,452,132
    Policyowners' surrenders.........................    (5,137,868)   (3,436,078)   (30,123,612)   (21,938,731)
    Policyowners' annuity and death benefits.........      (391,002)     (864,063)    (3,343,692)    (3,153,638)
    Net transfers from (to) Fixed Account............       375,477     1,132,036     (1,654,552)    (1,026,343)
    Transfers between Investment Divisions...........    (2,200,900)    2,943,652    (19,082,381)    (6,771,325)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....    (4,948,545)           --             --             --
                                                       ------------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   (11,194,634)    1,450,951    (51,651,517)   (29,437,905)
                                                       ------------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        19,452       (14,327)         7,119        (30,966)
                                                       ------------   -----------   ------------   ------------
        Increase (decrease) in net assets............    (9,887,749)    6,431,950    (41,405,351)   (17,971,240)
NET ASSETS:
    Beginning of year................................    72,622,433    66,190,483    246,318,683    264,289,923
                                                       ------------   -----------   ------------   ------------
    End of year......................................  $ 62,734,684   $72,622,433   $204,913,332   $246,318,683
                                                       ============   ===========   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                     MAINSTAY VP                   MAINSTAY VP
              CORE--                       GROWTH--                   MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (579,632)  $   (431,017)  $ (1,335,213)  $ (1,044,492)  $ (1,083,771)  $   (649,357)  $ (1,800,239)  $    592,787
       3,838,379        719,947      5,270,285      1,456,805      6,026,905        675,617     (1,010,294)    (1,077,273)
       7,002,952      1,246,778         46,664             --      7,012,295      1,246,854             --             --
      (1,167,102)     8,003,511      9,254,799     13,683,264     (5,750,830)    17,701,449     20,347,951     53,483,871
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,094,597      9,539,219     13,236,535     14,095,577      6,204,599     18,974,563     17,537,418     52,999,385
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,268,988      1,178,876      1,864,870      1,865,232      3,226,840      2,879,275      7,188,277      9,465,336
      (5,401,662)    (2,455,224)    (7,285,424)    (6,610,016)   (11,828,393)    (6,774,051)   (63,609,591)   (50,784,682)
        (226,874)      (230,851)      (528,759)      (744,734)      (965,803)      (675,900)    (5,791,448)    (5,238,699)
         604,095        616,720      1,367,766      1,652,851      1,462,021      1,470,263     (2,485,152)     1,154,429
      14,535,227     11,381,654     15,974,697     13,843,206     17,514,850     20,340,993    (27,840,457)      (508,570)
      (4,959,503)            --     (5,586,771)            --     (6,187,149)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,820,271     10,491,175      5,806,379     10,006,539      3,222,366     17,240,580    (92,538,371)   (45,912,186)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (7,245)       (25,793)        (5,325)       (29,628)        13,109        (56,292)        62,908        (95,632)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      14,907,623     20,004,601     19,037,589     24,072,488      9,440,074     36,158,851    (74,938,045)     6,991,567
      60,149,196     40,144,595     84,554,065     60,481,577    144,759,929    108,601,078    634,337,027    627,345,460
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 75,056,819   $ 60,149,196   $103,591,654   $ 84,554,065   $154,200,003   $144,759,929   $559,398,982   $634,337,027
    ============   ============   ============   ============   ============   ============   ============   ============

                                             ALGER
                                           AMERICAN
            MAINSTAY VP                      SMALL                        AMSOUTH                       AMSOUTH
              VALUE--                  CAPITALIZATION--                  ENHANCED                    INTERNATIONAL
           INITIAL CLASS                CLASS O SHARES                  MARKET FUND                   EQUITY FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (699,672)  $   (763,344)  $ (1,106,301)  $ (1,083,462)  $     (7,688)  $    (18,709)  $    175,681   $     (9,443)
         284,044     (1,453,022)     3,515,015      1,102,016        455,319         10,889         58,645         18,561
              --             --             --             --             --             --             --             --
      11,731,742     25,508,177      8,459,154     10,278,565       (409,546)       242,581       (207,355)       129,837
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      11,316,114     23,291,811     10,867,868     10,297,119         38,085        234,761         26,971        138,955
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,394,043      4,357,551        984,077      1,294,475        132,029        125,515           (478)        42,878
     (23,882,645)   (20,331,298)    (7,610,087)    (5,742,240)      (287,011)      (263,165)       (20,031)       (28,904)
      (2,496,604)    (2,286,653)      (445,682)      (627,422)       (60,327)        (5,652)       (12,167)            --
        (334,376)       987,792       (374,466)        14,609        206,152        411,920         57,693        203,946
      (7,636,148)     1,332,931     (1,099,152)     1,537,648     (3,020,357)       (59,649)      (804,983)         2,235
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (30,955,730)   (15,939,677)    (8,545,310)    (3,522,930)    (3,029,514)       208,969       (779,966)       220,155
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          13,269        (47,800)        (8,684)       (33,722)           391           (442)         1,006           (430)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (19,626,347)     7,304,334      2,313,874      6,740,467     (2,991,038)       443,288       (751,989)       358,680
     258,781,799    251,477,465     80,023,935     73,283,468      2,991,038      2,547,750        751,989        393,309
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $239,155,452   $258,781,799   $ 82,337,809   $ 80,023,935   $         --   $  2,991,038   $         --   $    751,989
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004


                                                                       AMSOUTH                        AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $     (49,413)  $    (53,985)  $     88,286   $    (26,687)
    Net realized gain (loss) on investments................        398,745          6,159        426,560         (2,620)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (465,126)       202,593       (434,969)       257,002
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (115,794)       154,767         79,877        227,695
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        147,893        198,977         16,300         51,416
    Policyowners' surrenders...............................       (326,496)      (304,428)      (123,822)      (128,719)
    Policyowners' annuity and death benefits...............        (92,979)       (23,711)       (64,050)       (21,436)
    Net transfers from (to) Fixed Account..................        197,162        590,151        108,226        229,951
    Transfers between Investment Divisions.................     (4,267,422)      (182,393)    (1,984,053)       110,755
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................     (4,341,842)       278,596     (2,047,399)       241,967
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            699            (48)           765           (663)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................     (4,456,937)       433,315     (1,966,757)       468,999
NET ASSETS:
    Beginning of year......................................      4,456,937      4,023,622      1,966,757      1,497,758
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $          --   $  4,456,937   $         --   $  1,966,757
                                                             =============   ============   ============   ============

                                                                     JANUS ASPEN                    JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $   4,362,367   $  4,722,954   $   (164,141)  $ (1,151,856)
    Net realized gain (loss) on investments................     (9,965,630)    (4,474,341)   (47,461,038)   (18,343,813)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................     38,444,038     40,046,366     55,854,111     26,904,789
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     32,840,775     40,294,979      8,228,932      7,409,120
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      6,104,824      8,466,524      2,980,888      4,116,985
    Policyowners' surrenders...............................    (57,130,712)   (47,771,158)   (23,957,775)   (21,215,237)
    Policyowners' annuity and death benefits...............     (6,334,256)    (6,407,812)    (2,266,780)    (2,288,198)
    Net transfers from (to) Fixed Account..................     (3,937,485)    (1,642,095)    (1,415,857)    (1,090,554)
    Transfers between Investment Divisions.................    (44,943,210)   (38,084,883)   (28,747,501)   (24,714,699)
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................   (106,240,839)   (85,439,424)   (53,407,025)   (45,191,703)
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................        (14,360)      (115,991)        22,190        (65,371)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................    (73,414,424)   (45,260,436)   (45,155,903)   (37,847,954)
NET ASSETS:
    Beginning of year......................................    599,689,869    644,950,305    255,697,462    293,545,416
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $ 526,275,445   $599,689,869   $210,541,559   $255,697,462
                                                             =============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $   149,693   $   149,618   $  (327,731)  $  (433,994)  $ (4,506,289)  $ (3,890,857)  $    540,153   $    236,947
       (432,943)     (673,123)      708,449     1,836,787      5,760,927      3,499,702     (1,035,631)      (359,754)
             --            --            --            --         72,032             --      8,362,088        843,888
      2,181,162     3,444,066      (279,258)   (2,247,143)    56,261,941     47,628,975      1,357,195     21,258,222
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,897,912     2,920,561       101,460      (844,350)    57,588,611     47,237,820      9,223,805     21,979,303
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      3,073,475     5,912,310       342,122       861,314      5,131,927      4,866,868      2,701,403      3,534,145
     (3,805,836)   (2,557,405)   (1,895,663)   (1,883,394)   (39,677,875)   (27,630,497)   (24,841,947)   (18,372,755)
       (527,515)     (313,320)     (100,315)     (139,715)    (3,216,888)    (3,331,670)    (2,318,177)    (3,457,556)
        926,146     1,320,941        42,936       273,926          5,656      1,051,962       (758,111)       519,114
     (1,401,315)    1,261,938    (4,882,662)   (1,419,495)    21,844,670     15,267,034     (2,063,781)    10,275,155
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (1,735,045)    5,624,464    (6,493,582)   (2,307,364)   (15,912,510)    (9,776,303)   (27,280,613)    (7,501,897)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (174)       (7,095)        6,563          (203)       (68,665)      (124,058)        17,767        (39,953)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        162,693     8,537,930    (6,385,559)   (3,151,917)    41,607,436     37,337,459    (18,039,041)    14,437,453
     47,582,940    39,045,010    27,684,229    30,836,146    384,494,240    347,156,781    239,928,836    225,491,383
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,745,633   $47,582,940   $21,298,670   $27,684,229   $426,101,676   $384,494,240   $221,889,795   $239,928,836
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $  (263,287)  $  (253,140)  $  (370,497)  $  (142,608)  $    (44,936)  $     (4,978)  $   (109,457)  $   (115,589)
       (501,825)     (688,954)   (2,884,125)   (3,662,424)       683,176        176,638        670,467        553,477
             --            --            --            --             --             --             --             --
      2,374,310     3,857,911     5,529,916     9,204,880         44,140        618,262        221,889        547,732
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,609,198     2,915,817     2,275,294     5,399,848        682,380        789,922        782,899        985,620
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        196,926       417,932       427,047       613,330          3,363           (847)        15,804        108,516
     (2,935,120)   (2,042,135)   (3,652,448)   (3,025,238)      (447,168)      (413,819)      (930,037)      (771,094)
       (275,666)     (393,162)     (497,283)     (454,115)       (83,132)        (8,802)       (63,167)       (21,737)
       (169,638)      167,795      (352,831)       71,907          6,645         77,535         48,691        145,863
     (1,633,353)     (972,112)   (3,057,098)     (959,730)     1,132,778      1,360,445     (1,004,540)      (586,920)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (4,816,851)   (2,821,682)   (7,132,613)   (3,753,846)       612,486      1,014,512     (1,933,249)    (1,125,372)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (735)       (7,188)           33       (15,568)        (1,017)        (2,284)            25         (3,450)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (3,208,388)       86,947    (4,857,286)    1,630,434      1,293,849      1,802,150     (1,150,325)      (143,202)
     32,103,481    32,016,534    42,547,026    40,916,592      3,945,503      2,143,353      8,167,473      8,310,675
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $28,895,093   $32,103,481   $37,689,740   $42,547,026   $  5,239,352   $  3,945,503   $  7,017,148   $  8,167,473
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                           ROYCE          ROYCE              T. ROWE PRICE
                                                         MICRO-CAP      SMALL-CAP                EQUITY
                                                         PORTFOLIO      PORTFOLIO           INCOME PORTFOLIO
                                                         ----------    -----------    ----------------------------
                                                          2005(a)        2005(b)          2005            2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $   1,529     $   (51,961)   $    280,529    $    279,178
    Net realized gain (loss) on investments..........       29,903          27,568       3,046,854       1,590,010
    Realized gain distribution received..............       87,431         119,725      10,428,146       4,468,125
    Change in unrealized appreciation (depreciation)
      on investments.................................      301,006         205,383      (8,300,049)     17,740,392
                                                         ----------    -----------    ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations..............................      419,869         300,715       5,455,480      24,077,705
                                                         ----------    -----------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,090,666       4,835,240       3,234,095       3,035,824
    Policyowners' surrenders.........................      (71,899)       (139,836)    (18,779,481)    (12,445,881)
    Policyowners' annuity and death benefits.........           --          (8,085)     (1,603,019)     (1,401,414)
    Net transfers from (to) Fixed Account............      538,556         755,429       1,601,514       2,335,449
    Transfers between Investment Divisions...........    2,720,035       7,065,329      20,577,880      22,298,176
                                                         ----------    -----------    ------------    ------------
      Net contributions and (withdrawals)............    6,277,358      12,508,077       5,030,989      13,822,154
                                                         ----------    -----------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (527)           (173)         22,332         (51,858)
                                                         ----------    -----------    ------------    ------------
        Increase (decrease) in net assets............    6,696,700      12,808,619      10,508,801      37,848,001
NET ASSETS:
    Beginning of year................................           --              --     210,362,003     172,514,002
                                                         ----------    -----------    ------------    ------------
    End of year......................................    $6,696,700    $12,808,619    $220,870,804    $210,362,003
                                                         ==========    ===========    ============    ============

                                                                   VAN ECK                      VAN KAMPEN
                                                                  WORLDWIDE                    UIF EMERGING
                                                                    HARD                     MARKETS EQUITY--
                                                                   ASSETS                        CLASS I
                                                         ---------------------------    --------------------------
                                                             2005           2004           2005           2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $ (1,286,729)   $  (355,555)   $  (598,963)   $  (323,589)
    Net realized gain (loss) on investments..........       3,026,544        891,456        428,834     (2,237,707)
    Realized gain distribution received..............              --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      40,533,605      6,253,833     17,119,388     10,682,534
                                                         ------------    -----------    -----------    -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      42,273,420      6,789,734     16,949,259      8,121,238
                                                         ------------    -----------    -----------    -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      27,532,054     11,138,000        992,832        756,714
    Policyowners' surrenders.........................      (6,170,999)    (1,729,565)    (4,322,313)    (3,406,142)
    Policyowners' annuity and death benefits.........        (665,627)      (175,456)      (341,883)      (470,417)
    Net transfers from (to) Fixed Account............       7,877,285      2,669,176        553,977        311,044
    Transfers between Investment Divisions...........      51,392,846     11,071,374     12,581,674      2,549,112
                                                         ------------    -----------    -----------    -----------
      Net contributions and (withdrawals)............      79,965,559     22,973,529      9,464,287       (259,689)
                                                         ------------    -----------    -----------    -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (89,805)       (21,840)       (23,644)       (30,453)
                                                         ------------    -----------    -----------    -----------
        Increase (decrease) in net assets............     122,149,174     29,741,423     26,389,902      7,831,096
NET ASSETS:
    Beginning of year................................      47,789,322     18,047,899     48,290,956     40,459,860
                                                         ------------    -----------    -----------    -----------
    End of year......................................    $169,938,496    $47,789,322    $74,680,858    $48,290,956
                                                         ============    ===========    ===========    ===========

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2005
and December 31, 2004

                                                        MAINSTAY VP                    MAINSTAY VP
                                                        BALANCED--                    BASIC VALUE--
                                                       SERVICE CLASS                  SERVICE CLASS
                                                       -------------         -------------------------------
                                                          2005(C)               2005               2004(E)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $   139,189          $  (159,894)        $   (67,395)
    Net realized gain (loss) on investments..........        60,516              415,518             241,967
    Realized gain distribution received..............       307,826              248,847                  --
    Change in unrealized appreciation (depreciation)
      on investments.................................       743,875              352,700           1,279,898
                                                        -----------          -----------         -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,251,406              857,171           1,454,470
                                                        -----------          -----------         -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    27,013,045            4,149,122          10,037,234
    Policyowners' surrenders.........................    (1,212,614)            (959,099)           (541,140)
    Policyowners' annuity and death benefits.........       (51,998)            (102,098)            (16,205)
    Net transfers from (to) Fixed Account............    10,080,984            1,343,499           2,129,230
    Transfers between Investment Divisions...........    39,900,659             (983,522)          1,081,684
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     5,000,000                   --                  --
                                                        -----------          -----------         -----------
      Net contributions and (withdrawals)............    80,730,076            3,447,902          12,690,803
                                                        -----------          -----------         -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (749)                 760              (1,895)
                                                        -----------          -----------         -----------
        Increase (decrease) in net assets............    81,980,733            4,305,833          14,143,378
NET ASSETS:
    Beginning of year................................            --           19,850,375           5,706,997
                                                        -----------          -----------         -----------
    End of year......................................   $81,980,733          $24,156,208         $19,850,375
                                                        ===========          ===========         ===========

                                                                MAINSTAY VP                    MAINSTAY VP
                                                            DEVELOPING GROWTH--              FLOATING RATE--
                                                               SERVICE CLASS                  SERVICE CLASS
                                                       ------------------------------        ---------------
                                                          2005              2004(E)              2005(D)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (239,496)       $  (137,361)         $   935,272
    Net realized gain (loss) on investments..........      191,929             73,680               21,515
    Realized gain distribution received..............           --                 --                   --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,769,139            782,042             (127,369)
                                                       -----------        -----------          -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,721,572            718,361              829,418
                                                       -----------        -----------          -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    4,012,815          7,124,597           26,320,010
    Policyowners' surrenders.........................     (643,530)          (309,470)          (1,146,772)
    Policyowners' annuity and death benefits.........      (58,254)           (22,050)             (41,230)
    Net transfers from (to) Fixed Account............      712,355          1,528,709            7,173,211
    Transfers between Investment Divisions...........     (817,964)           152,924           22,239,455
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --                 --           22,500,000
                                                       -----------        -----------          -----------
      Net contributions and (withdrawals)............    3,205,422          8,474,710           77,044,674
                                                       -----------        -----------          -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (376)            (1,318)              (2,324)
                                                       -----------        -----------          -----------
        Increase (decrease) in net assets............    4,926,618          9,191,753           77,871,768
NET ASSETS:
    Beginning of year................................   13,430,349          4,238,596                   --
                                                       -----------        -----------          -----------
    End of year......................................  $18,356,967        $13,430,349          $77,871,768
                                                       ===========        ===========          ===========

Not all investment divisions are available under all policies.
(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.
(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MainStay VP                  MainStay VP                  MAINSTAY VP                 MAINSTAY VP
             Bond--               Capital Appreciation--           COMMON STOCK--               CONVERTIBLE--
          Service Class                Service Class                SERVICE CLASS               SERVICE CLASS
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $ 1,308,586   $ 1,263,428   $   (718,671)  $   (436,405)  $  (211,405)  $    31,617   $   (47,352)  $   453,711
       (222,185)     (120,641)       587,753        138,540       455,560       104,390       719,997       181,638
             --       583,451             --             --       493,112            --            --            --
       (861,807)     (806,292)     3,242,014      1,516,420     1,488,272     2,151,066     3,107,701     2,142,049
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        224,594       919,946      3,111,096      1,218,555     2,225,539     2,287,073     3,780,346     2,777,398
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     20,677,920    28,326,752      9,222,902     23,617,625     8,746,610    15,004,613    14,819,794    32,545,228
     (3,051,666)   (1,630,614)    (2,266,097)      (923,834)   (1,383,666)     (661,788)   (3,036,382)   (1,718,393)
       (443,548)     (229,185)      (213,149)       (48,557)      (59,276)      (13,750)     (531,969)      (90,073)
      5,064,033     8,056,169      1,807,299      5,080,974     2,215,010     3,151,764     5,511,448    11,513,571
       (495,886)       55,370     (3,504,257)      (492,509)     (674,975)      965,360    (4,754,399)       73,250
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,750,853    34,578,492      5,046,698     27,233,699     8,843,703    18,446,199    12,008,492    42,323,583
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,494)       (4,791)         2,222            (40)        1,282        (3,291)       (5,538)       (7,685)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,972,953    35,493,647      8,160,016     28,452,214    11,070,524    20,729,981    15,783,300    45,093,296
     54,382,220    18,888,573     43,339,891     14,887,677    30,527,548     9,797,567    67,712,173    22,618,877
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $76,355,173   $54,382,220   $ 51,499,907   $ 43,339,891   $41,598,072   $30,527,548   $83,495,473   $67,712,173
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

                                        MainStay VP
           MainStay VP                  High Yield                   MainStay VP                 MainStay VP
          Government--               Corporate Bond--             Income & Growth--        International Equity--
          Service Class                Service Class                Service Class               Service Class
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $   833,013   $ 1,024,910   $ 15,316,330   $ 13,913,633   $   (81,492)  $   108,061   $   262,586   $   (43,116)
       (107,403)     (128,103)     1,655,692        361,833       315,870        86,092       609,956        95,246
             --            --             --             --            --            --     3,389,246            --
       (518,091)     (455,402)   (12,821,049)     4,263,691       556,727     1,079,250       196,131     4,938,118
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        207,519       441,405      4,150,973     18,539,157       791,105     1,273,403     4,457,919     4,990,248
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,346,884    19,050,338    105,292,069    135,148,403     7,218,166     9,312,918    27,433,954    23,853,952
     (2,177,410)   (1,380,706)   (13,390,923)    (5,501,123)   (1,126,645)     (422,105)   (2,052,895)     (710,428)
       (282,116)      (49,221)    (2,288,734)      (646,595)     (128,740)      (30,053)     (475,687)     (128,863)
      4,616,652     4,873,982     22,835,470     24,002,067     3,219,377     2,302,058     6,842,420     5,109,965
     (1,924,506)     (316,483)   (20,282,240)     5,903,008       636,212       326,344     4,093,676     3,086,439
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,579,504    22,177,910     92,165,642    158,905,760     9,818,370    11,489,162    35,841,468    31,211,065
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,008)       (2,564)       (11,440)       (58,909)        2,088        (1,969)       (1,709)      (12,377)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,785,015    22,616,751     96,305,175    177,386,008    10,611,563    12,760,596    40,297,678    36,188,936
     35,721,047    13,104,296    253,812,622     76,426,614    16,714,094     3,953,498    44,769,595     8,580,659
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $49,506,062   $35,721,047   $350,117,797   $253,812,622   $27,325,657   $16,714,094   $85,067,273   $44,769,595
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MainStay VP                 MainStay VP
                                                          Large Cap Growth--            Mid Cap Core--
                                                             Service Class               Service Class
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (259,957)  $  (190,563)  $  (579,976)  $  (217,792)
    Net realized gain (loss) on investments..........       29,691        16,757       824,024       120,785
    Realized gain distribution received..............           --            --     6,927,919       774,026
    Change in unrealized appreciation (depreciation)
      on investments.................................      727,614      (106,780)      195,435     4,387,762
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      497,348      (280,586)    7,367,402     5,064,781
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,987,436     9,002,711    20,930,769    18,091,012
    Policyowners' surrenders.........................     (779,103)     (607,575)   (2,059,284)     (727,901)
    Policyowners' annuity and death benefits.........     (160,302)      (45,733)     (688,829)      (47,234)
    Net transfers from (to) Fixed Account............    1,058,069     2,292,436     5,105,394     4,277,750
    Transfers between Investment Divisions...........   (1,576,678)     (966,782)    6,048,873     2,489,388
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    2,529,422     9,675,057    29,336,923    24,083,015
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        2,749         1,502        (8,082)      (11,921)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    3,029,519     9,395,973    36,696,243    29,135,875
NET ASSETS:
    Beginning of year................................   16,510,727     7,114,754    37,565,560     8,429,685
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $19,540,246   $16,510,727   $74,261,803   $37,565,560
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (33,378)  $   135,182   $  (213,919)  $   (43,521)
    Net realized gain (loss) on investments..........      352,738       154,606       620,648       309,475
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,529,908     1,111,906     2,289,382     3,379,065
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,849,268     1,401,694     2,696,111     3,645,019
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    8,878,845    17,926,443    15,172,383    25,919,825
    Policyowners' surrenders.........................   (1,821,281)     (884,719)   (2,350,138)     (974,606)
    Policyowners' annuity and death benefits.........     (122,041)      (28,772)     (270,747)      (10,553)
    Net transfers from (to) Fixed Account............    2,334,240     4,809,650     3,803,296     6,144,530
    Transfers between Investment Divisions...........   (2,428,851)     (704,132)       91,286     1,352,930
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    6,840,912    21,118,470    16,446,080    32,432,126
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          345        (2,608)        2,085        (5,918)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    8,690,525    22,517,556    19,144,276    36,071,227
NET ASSETS:
    Beginning of year................................   34,204,315    11,686,759    50,586,214    14,514,987
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $42,894,840   $34,204,315   $69,730,490   $50,586,214
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP
         MID CAP GROWTH--             MID CAP VALUE--               S&P 500 INDEX--            SMALL CAP GROWTH--
          SERVICE CLASS                SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS
    --------------------------   --------------------------   ---------------------------   -------------------------
        2005         2004(e)         2005         2004(e)         2005         2004(e)         2005         2004(e)
    -----------------------------------------------------------------------------------------------------------------
    $ (1,291,205)  $  (575,564)  $   (879,800)  $  (173,943)  $   (591,887)  $    471,681   $  (897,571)  $  (487,206)
       1,478,297       677,570      1,303,889       140,015      1,180,491        272,518       576,844       212,295
          49,674            --      5,776,211       614,383             --             --     1,166,930            --
      12,066,986     9,017,157     (1,999,269)    7,035,664      4,864,030      8,340,201       771,281     4,008,944
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      12,303,752     9,119,163      4,201,031     7,616,119      5,452,634      9,084,400     1,617,484     3,734,033
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      29,662,492    29,060,538     40,062,950    34,795,764     44,159,025     70,753,569    16,593,575    26,608,690
      (3,136,101)   (1,306,305)    (3,835,441)   (1,361,139)    (5,910,120)    (3,005,687)   (2,068,567)   (1,423,298)
        (327,561)     (142,289)      (381,359)      (47,597)      (782,201)      (268,779)     (364,896)      (91,716)
       5,408,415     6,356,741     11,498,158     8,978,905     12,064,774     15,775,645     3,394,355     6,127,312
       5,234,721     1,974,479      3,667,262     4,910,904     (4,203,026)     2,375,002    (1,230,278)      753,456
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      36,841,966    35,943,164     51,011,570    47,276,837     45,328,452     85,629,750    16,324,189    31,974,444
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
          (8,924)      (16,684)         6,653       (18,810)        10,467        (11,840)       13,980        (7,084)
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      49,136,794    45,045,643     55,219,254    54,874,146     50,791,553     94,702,310    17,955,653    35,701,393
      60,786,328    15,740,685     71,481,696    16,607,550    132,814,613     38,112,303    49,319,832    13,618,439
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
    $109,923,122   $60,786,328   $126,700,950   $71,481,696   $183,606,166   $132,814,613   $67,275,485   $49,319,832
    ============   ===========   ============   ===========   ============   ============   ===========   ===========

                                     Colonial Small
      Alger American Small          Cap Value Fund,          Dreyfus IP Technology          Fidelity(R) VIP
        Capitalization--           Variable Series--               Growth--                 CONTRAFUND(R)--
         Class S Shares                 Class B                 Service Shares              SERVICE CLASS 2
    -------------------------   ------------------------   -------------------------   --------------------------
       2005         2004(e)        2005        2004(f)        2005         2004(e)         2005         2004(e)
    -------------------------------------------------------------------------------------------------------------
    $  (361,432)  $  (165,727)  $  (163,431)  $    3,033   $  (301,167)  $  (226,976)  $ (1,789,681)  $  (709,526)
        408,732       118,747        14,030          203        21,054       113,983        805,339       113,070
             --            --        30,073       27,573            --            --         17,578            --
      3,567,754     1,876,029     1,058,486        1,048       779,153        80,024     20,024,706     8,705,990
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      3,615,054     1,829,049       939,158       31,857       499,040       (32,969)    19,057,942     8,109,534
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      8,942,206     9,106,509     8,920,496      817,168     4,545,221    10,108,446     50,357,609    44,851,838
       (990,842)     (401,534)     (329,847)         (24)     (992,000)     (584,616)    (4,079,261)   (1,456,588)
        (38,847)      (13,407)      (23,212)          --       (48,211)      (23,572)      (693,129)     (134,820)
      1,679,703     1,847,356     1,952,669       49,822       970,095     2,146,155     12,356,894    10,791,287
      1,114,522     1,575,086     8,661,121      650,198    (2,261,557)     (358,894)     8,543,713     5,045,675
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     10,706,742    12,114,010    19,181,227    1,517,164     2,213,548    11,287,519     66,485,826    59,097,392
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
         (4,299)       (4,150)       (1,498)         (19)        3,777           354        (28,651)      (17,820)
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     14,317,497    13,938,909    20,118,887    1,549,002     2,716,365    11,254,904     85,515,117    67,189,106
     18,296,974     4,358,065     1,549,002           --    19,449,200     8,194,296     86,404,805    19,215,699
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
    $32,614,471   $18,296,974   $21,667,889   $1,549,002   $22,165,565   $19,449,200   $171,919,922   $86,404,805
    ===========   ===========   ===========   ==========   ===========   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                            FIDELITY(R) VIP              FIDELITY(R) VIP
                                                            EQUITY-INCOME--                 MID CAP--
                                                            SERVICE CLASS 2              SERVICE CLASS 2
                                                       --------------------------   --------------------------
                                                           2005         2004(e)         2005          2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (300,882)  $  (320,657)  $ (1,699,382)  $  (484,984)
    Net realized gain (loss) on investments..........       680,571       157,958      1,767,744       176,170
    Realized gain distribution received..............     2,625,478        83,974      1,421,216            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,271,030     5,156,865     17,696,876    10,086,422
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,276,197     5,078,140     19,186,454     9,777,608
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    28,787,807    37,912,960     28,868,064    27,676,531
    Policyowners' surrenders.........................    (3,389,737)   (1,455,786)    (5,769,740)   (1,346,299)
    Policyowners' annuity and death benefits.........      (441,233)      (85,116)      (662,133)     (169,701)
    Net transfers from (to) Fixed Account............     8,175,528     7,529,061      8,167,408     5,792,542
    Transfers between Investment Divisions...........      (354,091)    2,936,845     26,584,995    27,377,145
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............    32,778,274    46,837,964     57,188,594    59,330,218
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         1,936        (7,101)       (29,927)      (20,415)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............    37,056,407    51,909,003     76,345,121    69,087,411
NET ASSETS:
    Beginning of year................................    69,156,757    17,247,754     74,151,605     5,064,194
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $106,213,164   $69,156,757   $150,496,726   $74,151,605
                                                       ============   ===========   ============   ===========

                                                                 MFS(R)                NEUBERGER BERMAN AMT
                                                           UTILITIES SERIES--            MID-CAP GROWTH--
                                                             SERVICE CLASS                   CLASS S
                                                       --------------------------   --------------------------
                                                           2005         2004(g)         2005         2004(e)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,240,809)  $  (118,759)  $   (127,552)  $   (42,285)
    Net realized gain (loss) on investments..........     1,345,942        32,251        194,210        44,444
    Realized gain distribution received..............            --            --             --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    15,148,472     4,016,228      1,031,216       597,813
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    15,253,605     3,929,720      1,097,874       599,972
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    50,779,985    12,619,966      2,931,211     3,566,648
    Policyowners' surrenders.........................    (5,952,786)     (357,193)      (386,653)      (84,158)
    Policyowners' annuity and death benefits.........      (405,223)      (49,452)       (51,635)           --
    Net transfers from (to) Fixed Account............    14,126,974     2,379,686        612,913       730,692
    Transfers between Investment Divisions...........    72,684,839    21,241,132      1,432,364       453,983
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............   131,233,789    35,834,139      4,538,200     4,667,165
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (24,394)       (6,965)          (832)       (1,508)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............   146,463,000    39,756,894      5,635,242     5,265,629
NET ASSETS:
    Beginning of year................................    39,914,766       157,872      5,784,077       518,448
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $186,377,766   $39,914,766   $ 11,419,319   $ 5,784,077
                                                       ============   ===========   ============   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       Janus Aspen Series          Janus Aspen Series          MFS(R) INVESTORS               MFS(R)
           Balanced--              Worldwide Growth--           TRUST SERIES--           RESEARCH SERIES--
         Service Shares              Service Shares              SERVICE CLASS             SERVICE CLASS
    -------------------------   -------------------------   -----------------------   -----------------------
       2005         2004(e)        2005         2004(e)        2005       2004(e)        2005       2004(e)
    ---------------------------------------------------------------------------------------------------------
    $   493,852   $   583,599   $   (57,270)  $   (54,547)  $  (55,639)  $  (26,813)  $  (77,808)  $  (25,827)
        964,368       147,574       268,527       115,752       97,073       25,554      189,516       37,936
             --            --            --            --           --           --           --           --
      3,401,174     3,015,545       817,774       643,853      231,446      301,264      307,341      501,466
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
      4,859,394     3,746,718     1,029,031       705,058      272,880      300,005      419,049      513,575
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     18,494,217    29,613,727     5,609,822    10,432,636    1,418,895    1,826,405    1,998,126    2,116,731
     (3,402,173)   (1,721,304)   (1,142,893)     (553,518)    (311,090)    (107,551)    (252,805)    (144,050)
     (1,069,747)     (171,981)     (259,249)       (6,553)      (5,043)      (5,251)     (17,585)      (4,190)
      5,685,563     8,893,450     1,265,928     2,295,374      373,941      478,904      458,324      538,998
     (3,935,060)       66,432      (999,603)      282,848       74,354       11,871     (115,428)     238,485
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     15,772,800    36,680,324     4,474,005    12,450,787    1,551,057    2,204,378    2,070,632    2,745,974
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
         (4,496)       (8,595)        1,214        (2,741)        (352)        (579)        (360)      (1,179)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     20,627,698    40,418,447     5,504,250    13,153,104    1,823,585    2,503,804    2,489,321    3,258,370
     65,054,050    24,635,603    20,323,598     7,170,494    3,622,761    1,118,957    5,032,178    1,773,808
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
    $85,681,748   $65,054,050   $25,827,848   $20,323,598   $5,446,346   $3,622,761   $7,521,499   $5,032,178
    ===========   ===========   ===========   ===========   ==========   ==========   ==========   ==========

                                      Van Kampen UIF               Victory VIF
          T. Rowe Price                  Emerging                  Diversified
          Equity Income              Markets Equity--                Stock--
          Portfolio--II                  Class II                 Class A Shares
    --------------------------   -------------------------   ------------------------
        2005         2004(e)        2005         2004(e)        2005        2004(h)
    ---------------------------------------------------------------------------------
    $   (112,074)  $    33,866   $  (279,523)  $   (65,856)  $  (160,201)  $    3,493
          (3,860)     (129,339)      472,396       202,906       114,858       18,027
       6,095,020     1,456,677            --            --            --           --
      (2,958,572)    5,825,328     7,406,751     1,869,318     1,027,657      317,404
    ------------   -----------   -----------   -----------   -----------   ----------
       3,020,514     7,186,532     7,599,624     2,006,368       982,314      338,924
    ------------   -----------   -----------   -----------   -----------   ----------
      42,104,279    41,425,016    13,259,666     7,763,796     3,506,384    2,388,147
      (4,028,106)   (1,767,134)     (941,566)     (290,705)     (496,951)    (218,206)
        (636,088)     (123,624)      (80,289)       (5,113)       (9,355)          --
      11,547,871     9,224,798     1,955,206     1,178,214     1,589,358      461,479
       5,878,403     5,787,228     4,328,730       706,355     4,884,430    2,885,624
    ------------   -----------   -----------   -----------   -----------   ----------
      54,866,359    54,546,284    18,521,747     9,352,547     9,473,866    5,517,044
    ------------   -----------   -----------   -----------   -----------   ----------
           8,167       (12,074)      (11,874)       (6,235)       (1,089)        (499)
    ------------   -----------   -----------   -----------   -----------   ----------
      57,895,040    61,720,742    26,109,497    11,352,680    10,455,091    5,855,469
      79,569,828    17,849,086    14,223,839     2,871,159     5,855,469           --
    ------------   -----------   -----------   -----------   -----------   ----------
    $137,464,868   $79,569,828   $40,333,336   $14,223,839   $16,310,560   $5,855,469
    ============   ===========   ===========   ===========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity [including policies formerly known as AmSouth Premium Plus Variable Annuity]), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity [including policies formerly known as AmSouth Premium Plus II Variable Annuity]). Pursuant to an order of approval issued by the Securities and Exchange Commission on October 31, 2005, NYLIAC substituted shares of the AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund held by NYLIAC Variable Annuity Separate Account-III with shares of the MainStay VP S&P 500 Index Portfolio, MainStay VP International Equity Portfolio, MainStay VP Value Portfolio and Fidelity VIP Mid Cap Portfolio, respectively. Effective December 1, 2005, the AmSouth Premium Plus Variable Annuity policies were renamed MainStay Premium Plus Variable Annuity and the AmSouth Premium Plus II Variable Annuity policies were renamed MainStay Premium Plus II Variable Annuity. Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity.

  The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The MainStay VP Cash Management, Calvert Social Balanced, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced - Service Class, MainStay VP Floating Rate - Service Class, Colonial Small Cap Value Fund, Variable
Series - Class B, Fidelity VIP Mid Cap - Service Class 2 and Victory VIF Diversified Stock - Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Basic Value--Initial Class(1)
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(2)
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class(3)
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth--Initial Class(4)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class(5)
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(6)
MainStay VP S&P 500 Index--Initial Class(7)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Basic Value--Service Class(8)
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(9)
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class(10)
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Income & Growth--Service Class(11)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class(12)
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(13)
MainStay VP S&P 500 Index--Service Class(14)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

      Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Dreyfus Large Company Value--Initial Class

  (2) Formerly MainStay VP Growth Equity--Initial Class

  (3) Formerly MainStay VP Lord Abbett Developing Growth--Initial Class

  (4) Formerly MainStay VP American Century Income & Growth--Initial Class

  (5) Formerly MainStay VP Growth--Initial Class

  (6) Formerly MainStay VP Equity Income--Initial Class

  (7) Formerly MainStay VP Indexed Equity--Initial Class

  (8) Formerly MainStay VP Dreyfus Large Company Value--Service Class

  (9) Formerly MainStay VP Growth Equity--Service Class

 (10) Formerly MainStay VP Lord Abbett Developing Growth--Service Class

 (11) Formerly MainStay VP American Century Income & Growth--Service Class

 (12) Formerly MainStay VP Growth--Service Class

 (13) Formerly MainStay VP Equity Income--Service Class

 (14) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies".

  This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2005, the investments of the Separate Account are as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        4,225                  15,644                  13,454
Identified cost...........................      $41,754                $213,679                $390,603


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        6,445                   6,775                   5,489
Identified cost...........................      $77,398                $ 92,829                $ 61,638

  Investment activity for the year ended December 31, 2005 was as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $ 2,601                 $10,272                 $ 1,755
Proceeds from sales.......................        9,794                  38,684                  85,728


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $25,611                 $ 1,426                 $23,719
Proceeds from sales.......................        8,364                  22,713                  11,433

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        177,006            12,771            16,270             2,242            14,918             71,150             4,532
       $177,002          $289,646          $171,517           $17,765          $164,747           $635,321           $48,481


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
          7,657            12,552            22,237             5,652            11,779            13,888             3,490
       $ 72,624          $128,914          $576,036           $49,286          $222,732          $206,983           $55,614

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $142,822           $ 7,837          $  4,708           $ 1,201           $11,446           $ 83,312           $ 3,581
        165,575            61,302            41,316            12,234            43,694            181,004             9,810


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 19,867           $33,641          $ 13,372           $ 5,248           $ 4,527          $  9,069           $ 3,866
         15,220            24,442           107,744            16,334            56,068            40,702            13,524

--------------------------------------------------------------------------------


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Number of shares..............        --              --                  --               --             24,665
Identified cost...............    $   --          $   --            $     --          $    --           $ 45,247

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Number of shares..............         221             347                 537            1,325             10,172
Identified cost...............      $4,204          $5,435            $  6,444          $12,610           $196,865


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Purchases.....................    $  276          $  263            $    379          $   361           $  5,958
Proceeds from sales...........     3,325             869               4,787            2,327              7,539

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Purchases.....................      $2,369          $  890            $  6,651          $13,062           $ 35,968
Proceeds from sales...........       1,799           2,934                 237              480             20,176

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          2,366            13,780             8,735            20,525             7,559             1,503             2,307
        $20,028          $326,535          $193,861          $498,837          $296,579          $ 26,136          $ 36,473


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
          6,140              5,088
       $119,506           $ 46,620

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 2,186          $ 16,722           $16,863          $ 14,538          $  4,117          $    853          $  1,545
          8,990            37,022            35,321           116,567            57,793             5,949             9,037


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
        $85,199           $ 15,155
          6,384              6,232

--------------------------------------------------------------------------------


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       7,837               2,086               5,829                2,227                1,933
Identified cost.........     $81,081             $22,130             $79,144             $ 46,025             $ 37,382


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       1,700               5,438               8,161               10,342                7,314
Identified cost.........     $18,574             $69,140             $88,030             $120,704             $168,628


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $82,711             $ 6,428             $27,816             $ 9,671              $11,581
Proceeds from sales.....       1,690               2,952               4,804               5,311                2,481


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $ 5,252             $38,457             $41,476             $61,585              $52,106
Proceeds from sales.....       2,987               2,789               5,855               5,478                7,257

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    7,100......             1,824             7,761             4,725             36,734             2,313             5,941
    77,5$79.....          $15,709           $77,009           $51,066           $360,316           $25,490          $ 79,383

                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    6,096......             2,469             4,055             1,394              1,215             2,490             5,610
    61,7$79.....          $40,088           $63,166           $27,005           $ 20,584           $20,883          $142,104

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    19,4$12.....          $ 4,877           $81,106           $20,239           $132,692           $11,510           $41,957
    7,431......             1,895             4,118             5,831             24,903             1,757             2,442


                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    20,2$79.....          $10,878           $19,471           $12,349           $ 19,972           $ 5,592           $67,632
    3,643......             4,043             3,236             1,973                951             3,705             2,999

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        4,227             4,355              3,229                935                285               462
Identified cost......      $98,463          $122,892           $ 78,614            $23,937            $ 4,863            $6,621

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $39,400          $ 64,049           $ 24,607            $ 6,805            $ 2,184            $2,951
Proceeds from
sales................        4,356             6,926              8,317              2,339                683               949

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
           7,945               570              6,331              2,752              1,372
        $168,005          $  9,816           $133,565            $30,976            $15,013

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
        $137,849          $  5,655           $ 64,774            $20,402            $10,710
           7,177             1,211              3,900              2,067              1,366

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity policies), which are also part of Series III and MainStay Premium Plus II Variable Annuity policies (including policies formerly known as AmSouth Premium Plus II Variable Annuity), which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity) and MainStay Premium Plus II Variable Annuity (including policies formerly known as AmSouth Premium Plus II Variable Annuity), there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:


                                                                    MAINSTAY VP                     MAINSTAY VP
                                                                   BASIC VALUE--                      BOND--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                                -------------------           -----------------------
                                                                2005           2004            2005             2004
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................     41            232               138              200
Units Redeemed..............................................    (479)          (297)          (1,573)          (2,470)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (438)          (65)           (1,435)          (2,270)
                                                                ====           ====           ======           ======
SERIES II POLICIES
Units Issued................................................      1              1                 6               --
Units Redeemed..............................................     (8)            (3)              (15)             (25)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     (7)            (2)               (9)             (25)
                                                                ====           ====           ======           ======
SERIES III POLICIES
Units Issued................................................     14            139                25               37
Units Redeemed..............................................    (237)          (92)             (594)          (1,014)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (223)           47              (569)            (977)
                                                                ====           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................      5             15                39               43
Units Redeemed..............................................    (17)           (12)             (157)            (319)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (12)             3              (118)            (276)
                                                                ====           ====           ======           ======
SERIES V POLICIES
Units Issued................................................     --             16                 2                1
Units Redeemed..............................................     --             --                (2)              (9)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             16                --               (8)
                                                                ====           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................     --             --                --               --
Units Redeemed..............................................     --             --                --               --
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             --                --               --
                                                                ====           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP
          CAPITAL                               MAINSTAY VP       MAINSTAY VP
      APPRECIATION--         MAINSTAY VP      COMMON STOCK--     CONVERTIBLE--
       INITIAL CLASS       CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS
    -------------------   -----------------   ---------------   ---------------
     2005       2004       2005      2004      2005     2004     2005     2004
    ---------------------------------------------------------------------------
       283        352      15,639    12,261      143      191      131      201
    (4,713)    (3,337)    (33,050)  (42,654)  (2,377)  (1,712)  (1,616)  (1,016)
    ------     ------     -------   -------   ------   ------   ------   ------
    (4,430)    (2,985)    (17,411)  (30,393)  (2,234)  (1,521)  (1,485)    (815)
    ======     ======     =======   =======   ======   ======   ======   ======
        --          2       1,330     1,341       --        2        2        3
       (40)       (24)     (1,616)   (1,380)     (27)     (17)     (29)     (18)
    ------     ------     -------   -------   ------   ------   ------   ------
       (40)       (22)       (286)      (39)     (27)     (15)     (27)     (15)
    ======     ======     =======   =======   ======   ======   ======   ======
        55        227      14,676    23,814       40      142       49      112
      (807)      (710)    (15,902)  (32,703)    (600)    (374)  (1,004)    (280)
    ------     ------     -------   -------   ------   ------   ------   ------
      (752)      (483)     (1,226)   (8,889)    (560)    (232)    (955)    (168)
    ======     ======     =======   =======   ======   ======   ======   ======
        22         55      20,549    24,505       23       31       29       67
      (120)       (61)    (19,326)  (23,347)     (74)     (45)    (129)     (63)
    ------     ------     -------   -------   ------   ------   ------   ------
       (98)        (6)      1,223     1,158      (51)     (14)    (100)       4
    ======     ======     =======   =======   ======   ======   ======   ======
         2         --       1,798     3,216        4        5        1        7
        (5)        --      (2,011)   (2,910)      (6)      (1)      (3)      (3)
    ------     ------     -------   -------   ------   ------   ------   ------
        (3)        --        (213)      306       (2)       4       (2)       4
    ======     ======     =======   =======   ======   ======   ======   ======
        --         --      12,863    15,234       --       --       --       --
        --         --     (14,764)   (8,387)      --       --       --       --
    ------     ------     -------   -------   ------   ------   ------   ------
        --         --      (1,901)    6,847       --       --       --       --
    ======     ======     =======   =======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP
                                                                     DEVELOPING                       MAINSTAY VP
                                                                      GROWTH--                       GOVERNMENT--
                                                                    INITIAL CLASS                    INITIAL CLASS
                                                                ---------------------           -----------------------
                                                                 2005            2004            2005             2004
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................        26            29               152              205
Units Redeemed..............................................    (1,234)          (306)          (1,644)          (3,140)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................    (1,208)          (277)          (1,492)          (2,935)
                                                                ======           ====           ======           ======
SERIES II POLICIES
Units Issued................................................         2            --                 4               --
Units Redeemed..............................................        (2)           (7)              (35)             (45)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            (7)              (31)             (45)
                                                                ======           ====           ======           ======
SERIES III POLICIES
Units Issued................................................        20            33                25               19
Units Redeemed..............................................       (83)          (77)             (762)          (1,213)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................       (63)          (44)             (737)          (1,194)
                                                                ======           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................         5            12                23               32
Units Redeemed..............................................       (14)           (5)             (203)            (411)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        (9)            7              (180)            (379)
                                                                ======           ====           ======           ======
SERIES V POLICIES
Units Issued................................................        --            --                 1                2
Units Redeemed..............................................        --            --                (7)             (16)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                (6)             (14)
                                                                ======           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................        --            --                --               --
Units Redeemed..............................................        --            --                --               --
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                --               --
                                                                ======           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP                            MAINSTAY VP
        HIGH YIELD           MAINSTAY VP      INTERNATIONAL       MAINSTAY VP
     CORPORATE BOND--     INCOME & GROWTH--     EQUITY--      LARGE CAP GROWTH--
       INITIAL CLASS        INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    -------------------   -----------------   -------------   -------------------
      2005       2004      2005      2004     2005    2004      2005       2004
    -----------------------------------------------------------------------------
        376        551       78       145      927     919         74        113
     (4,722)    (3,313)    (593)     (368)    (368)   (223)    (1,509)    (1,316)
     ------     ------     ----      ----     ----    ----     ------     ------
     (4,346)    (2,762)    (515)     (223)     559     696     (1,435)    (1,203)
     ======     ======     ====      ====     ====    ====     ======     ======
          8         71        1        --       16      11          2          1
       (191)       (50)      (2)       (3)     (14)     (4)        (9)       (21)
     ------     ------     ----      ----     ----    ----     ------     ------
       (183)        21       (1)       (3)       2       7         (7)       (20)
     ======     ======     ====      ====     ====    ====     ======     ======
        189        305       48       111      320     357         15         89
     (1,644)      (842)     (58)      (79)    (121)    (90)      (531)      (500)
     ------     ------     ----      ----     ----    ----     ------     ------
     (1,455)      (537)     (10)       32      199     267       (516)      (411)
     ======     ======     ====      ====     ====    ====     ======     ======
         59        312        8        28       83      72          8         31
       (425)      (151)     (22)       (9)     (17)    (12)       (68)       (29)
     ------     ------     ----      ----     ----    ----     ------     ------
       (366)       161      (14)       19       66      60        (60)         2
     ======     ======     ====      ====     ====    ====     ======     ======
          2          3        4         1        4      21          1          3
        (16)       (23)      --        --       (5)     --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
        (14)       (20)       4         1       (1)     21          1          3
     ======     ======     ====      ====     ====    ====     ======     ======
         --         --       --        --       --      --         --         --
         --         --       --        --       --      --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
         --         --       --        --       --      --         --         --
     ======     ======     ====      ====     ====    ====     ======     ======

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP                    MAINSTAY VP
                                                                      MID CAP                        MID CAP
                                                                      CORE--                        GROWTH--
                                                                   INITIAL CLASS                  INITIAL CLASS
                                                                -------------------           ---------------------
                                                                2005           2004           2005            2004
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................    904            894            1,313           1,473
Units Redeemed..............................................    (664)          (175)          (979)            (566)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    240            719             334              907
                                                                ====           ====           =====           =====
SERIES II POLICIES
Units Issued................................................     13             --              11                6
Units Redeemed..............................................     (4)            (4)             (3)              (2)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................      9             (4)              8                4
                                                                ====           ====           =====           =====
SERIES III POLICIES
Units Issued................................................    241            184             242              212
Units Redeemed..............................................    (75)           (42)           (123)            (155)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    166            142             119               57
                                                                ====           ====           =====           =====
SERIES IV POLICIES
Units Issued................................................     37             69              48               98
Units Redeemed..............................................    (26)           (17)            (33)             (33)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     11             52              15               65
                                                                ====           ====           =====           =====
SERIES V POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             (2)             (4)              (1)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             (2)             (4)              (1)
                                                                ====           ====           =====           =====
SERIES VI POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             --              --               --
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             --              --               --
                                                                ====           ====           =====           =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
       MID CAP           S&P 500         SMALL CAP       MAINSTAY VP
       VALUE--           INDEX--         GROWTH--      TOTAL RETURN--
    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------   ---------------   -------------   ---------------
     2005    2004     2005     2004    2005    2004     2005     2004
    ------------------------------------------------------------------
     1,364   1,617      294      393    123     476       136      185
    (1,170)  (465)   (4,025)  (2,604)  (885)   (278)   (2,688)  (1,794)
    ------   -----   ------   ------   ----    ----    ------   ------
       194   1,152   (3,731)  (2,211)  (762)    198    (2,552)  (1,609)
    ======   =====   ======   ======   ====    ====    ======   ======
        29     11         8       17      4       2        --        2
       (39)    (9)      (39)     (34)   (13)     (3)      (30)    (156)
    ------   -----   ------   ------   ----    ----    ------   ------
       (10)     2       (31)     (17)    (9)     (1)      (30)    (154)
    ======   =====   ======   ======   ====    ====    ======   ======
       364    496       119      451     39      73         4       65
      (241)  (144)     (926)    (463)  (316)   (148)     (561)    (166)
    ------   -----   ------   ------   ----    ----    ------   ------
       123    352      (807)     (12)  (277)    (75)     (557)    (101)
    ======   =====   ======   ======   ====    ====    ======   ======
        46    104        48      175     15      36        18       33
       (77)   (60)     (157)     (79)   (64)    (36)      (81)     (44)
    ------   -----   ------   ------   ----    ----    ------   ------
       (31)    44      (109)      96    (49)     --       (63)     (11)
    ======   =====   ======   ======   ====    ====    ======   ======
         2      5         2       12     --      --         2        5
       (13)    (2)       (8)      (2)    (4)     (1)       (7)      (2)
    ------   -----   ------   ------   ----    ----    ------   ------
       (11)     3        (6)      10     (4)     (1)       (5)       3
    ======   =====   ======   ======   ====    ====    ======   ======
        --     --        --       --     --      --        --       --
        --     --        --       --     --      --        --       --
    ------   -----   ------   ------   ----    ----    ------   ------
        --     --        --       --     --      --        --       --
    ======   =====   ======   ======   ====    ====    ======   ======

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                          ALGER AMERICAN
                                                                    VALUE--                        SMALL CAPITALIZATION--
                                                                 INITIAL CLASS                         CLASS O SHARES
                                                           --------------------------              ----------------------
                                                            2005                2004               2005              2004
                                                           --------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       153                 213               89                112
Units Redeemed.........................................    (1,604)             (1,062)             (811)             (591)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................    (1,451)               (849)             (722)             (479)
                                                           ======              ======              ====              ====
SERIES II POLICIES
Units Issued...........................................         1                  --                2                  6
Units Redeemed.........................................       (11)                (14)             (12)               (11)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (10)                (14)             (10)                (5)
                                                           ======              ======              ====              ====
SERIES III POLICIES
Units Issued...........................................       217                 223               10                260
Units Redeemed.........................................      (236)               (207)             (249)             (200)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (19)                 16              (239)               60
                                                           ======              ======              ====              ====
SERIES IV POLICIES
Units Issued...........................................        30                  45               31                 20
Units Redeemed.........................................      (119)                (57)             (12)               (10)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (89)                (12)              19                 10
                                                           ======              ======              ====              ====
SERIES V POLICIES
Units Issued...........................................        --                   1               --                  5
Units Redeemed.........................................        (6)                 (2)              (2)                --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        (6)                 (1)              (2)                 5
                                                           ======              ======              ====              ====
SERIES VI POLICIES
Units Issued...........................................        --                  --               --                 --
Units Redeemed.........................................        --                  --               --                 --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        --                  --               --                 --
                                                           ======              ======              ====              ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND    LARGE CAP FUND    MID CAP FUND
    --------------   -------------   ---------------   -------------
    2005    2004     2005    2004     2005     2004    2005    2004
    ----------------------------------------------------------------
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     28       32        4      10       20       45      10      28
    (316)    (37)     (48)     (2)    (480)     (63)   (209)    (18)
    ----     ---     ----    ----     ----      ---    ----     ---
    (288)     (5)     (44)      8     (460)     (18)   (199)     10
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
      7       24        1      10       16       40       3      14
    (41)      (2)     (13)     (1)     (65)      (3)    (23)     (1)
    ----     ---     ----    ----     ----      ---    ----     ---
    (34)      22      (12)      9      (49)      37     (20)     13
    ====     ===     ====    ====     ====      ===    ====     ===

--------------------------------------------------------------------------------



                                                                                                  DREYFUS IP
                                                                      CALVERT                     TECHNOLOGY
                                                                      SOCIAL                       GROWTH--
                                                                     BALANCED                   INITIAL SHARES
                                                                -------------------           -------------------
                                                                2005           2004           2005           2004
                                                                -------------------------------------------------
SERIES I POLICIES
Units Issued................................................     81            163             32              68
Units Redeemed..............................................    (229)          (134)          (545)          (159)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (148)           29            (513)           (91)
                                                                ====           ====           ====           ====
SERIES II POLICIES
Units Issued................................................      2              4             --              --
Units Redeemed..............................................     (3)            (1)            (3)             (6)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     (1)             3             (3)             (6)
                                                                ====           ====           ====           ====
SERIES III POLICIES
Units Issued................................................     65            230             10              25
Units Redeemed..............................................    (83)           (59)           (247)          (274)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (18)           171            (237)          (249)
                                                                ====           ====           ====           ====
SERIES IV POLICIES
Units Issued................................................     90            184              8              34
Units Redeemed..............................................    (51)           (12)           (36)            (13)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     39            172            (28)             21
                                                                ====           ====           ====           ====
SERIES V POLICIES
Units Issued................................................     13             54              1               2
Units Redeemed..............................................     (9)            --             --              (2)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................      4             54              1              --
                                                                ====           ====           ====           ====
SERIES VI POLICIES
Units Issued................................................     67            107             --              --
Units Redeemed..............................................    (16)            (4)            --              --
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     51            103             --              --
                                                                ====           ====           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2005     2004     2005     2004     2005     2004     2005     2004
    ---------------------------------------------------------------------
       893      794      132      684      275      390      195      265
    (1,771)  (1,424)  (1,458)  (1,138)  (4,644)  (4,203)  (3,507)  (3,117)
    ------   ------   ------   ------   ------   ------   ------   ------
      (878)    (630)  (1,326)    (454)  (4,369)  (3,813)  (3,312)  (2,852)
    ======   ======   ======   ======   ======   ======   ======   ======
        24       17        5       52        1        5       --        2
       (31)     (20)     (69)     (17)     (39)     (64)     (29)     (31)
    ------   ------   ------   ------   ------   ------   ------   ------
        (7)      (3)     (64)      35      (38)     (59)     (29)     (29)
    ======   ======   ======   ======   ======   ======   ======   ======
       534      492       49      218       26      118        8       55
      (328)    (351)    (311)    (301)  (1,277)  (1,147)    (497)    (670)
    ------   ------   ------   ------   ------   ------   ------   ------
       206      141     (262)     (83)  (1,251)  (1,029)    (489)    (615)
    ======   ======   ======   ======   ======   ======   ======   ======
       165      127       29       71       39       87       15       37
       (55)     (48)     (48)     (43)    (264)    (203)     (70)     (84)
    ------   ------   ------   ------   ------   ------   ------   ------
       110       79      (19)      28     (225)    (116)     (55)     (47)
    ======   ======   ======   ======   ======   ======   ======   ======
        15        7       16       23        5       10       --        4
        (8)      (2)     (14)      (2)      (6)      (1)      (1)      --
    ------   ------   ------   ------   ------   ------   ------   ------
         7        5        2       21       (1)       9       (1)       4
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                           MFS(R) INVESTORS               MFS(R) RESEARCH              MFS(R) UTILITIES
                                            TRUST SERIES--                   SERIES--                      SERIES--
                                             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
                                          -------------------           -------------------           -------------------
                                          2005           2004           2005           2004           2005           2004
                                          -------------------------------------------------------------------------
SERIES I POLICIES
Units Issued..........................     20             43             41             63             76             80
Units Redeemed........................    (459)          (329)          (596)          (420)          (23)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (439)          (286)          (555)          (357)           53             58
                                          ====           ====           ====           ====           ===            ===
SERIES II POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     (7)            (1)           (10)            (7)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (7)            (1)           (10)            (7)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES III POLICIES
Units Issued..........................      3             21              1             33             26             68
Units Redeemed........................    (66)           (61)           (192)          (104)          (26)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (63)           (40)           (191)          (71)            --             46
                                          ====           ====           ====           ====           ===            ===
SERIES IV POLICIES
Units Issued..........................      4              8              1              4             --             --
Units Redeemed........................    (14)           (11)            (7)            (9)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (10)            (3)            (6)            (5)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES V POLICIES
Units Issued..........................     --              1             --              1             --              2
Units Redeemed........................     (1)            --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (1)             1             --              1             --              2
                                          ====           ====           ====           ====           ===            ===
SERIES VI POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     --             --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     --             --             --             --             --             --
                                          ====           ====           ====           ====           ===            ===

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN
       AMT MID-CAP        ROYCE       ROYCE     T. ROWE PRICE
        GROWTH--        MICRO-CAP   SMALL-CAP   EQUITY INCOME
         CLASS I        PORTFOLIO   PORTFOLIO     PORTFOLIO
    -----------------   ---------   ---------   --------------
     2005      2004      2005(a)     2005(b)     2005    2004
    ----------------------------------------------------------
        4        14        162         395       1,318   1,539
      (98)     (135)        (3)         (8)     (1,163)   (767)
      ---      ----        ---        ----      ------   -----
      (94)     (121)       159         387         155     772
      ===      ====        ===        ====      ======   =====
       --         2          4         119           8       9
       (2)       (4)        --          --         (29)    (27)
      ---      ----        ---        ----      ------   -----
       (2)       (2)         4         119         (21)    (18)
      ===      ====        ===        ====      ======   =====
        3        12        136         226         434     534
      (95)      (26)        (3)         (5)       (247)   (257)
      ---      ----        ---        ----      ------   -----
      (92)      (14)       133         221         187     277
      ===      ====        ===        ====      ======   =====
       --         1        191         286         147     134
       (3)       (4)        (1)         (2)        (65)    (64)
      ---      ----        ---        ----      ------   -----
       (3)       (3)       190         284          82      70
      ===      ====        ===        ====      ======   =====
       --         1          7           6          10      14
       --        --         --          --          (9)     (5)
      ---      ----        ---        ----      ------   -----
       --         1          7           6           1       9
      ===      ====        ===        ====      ======   =====
       --        --         68         149          --      --
       --        --         --          (1)         --      --
      ---      ----        ---        ----      ------   -----
       --        --         68         148          --      --
      ===      ====        ===        ====      ======   =====

--------------------------------------------------------------------------------


                                                                                                    VAN KAMPEN
                                                                                                        UIF
                                                                       VAN ECK                       EMERGING
                                                                      WORLDWIDE                  MARKETS EQUITY--
                                                                     HARD ASSETS                      CLASS I
                                                                ---------------------           -------------------
                                                                 2005            2004           2005           2004
                                                                ---------------------------------------------------
SERIES I POLICIES
Units Issued................................................     1,746           559            605             221
Units Redeemed..............................................      (177)          (93)           (303)          (306)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,569           466            302             (85)
                                                                ======           ===            ====           ====
SERIES II POLICIES
Units Issued................................................        41             6             31              11
Units Redeemed..............................................        (4)           (2)            (2)            (85)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        37             4             29             (74)
                                                                ======           ===            ====           ====
SERIES III POLICIES
Units Issued................................................     1,355           622            352              86
Units Redeemed..............................................      (116)          (31)           (42)            (40)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,239           591            310              46
                                                                ======           ===            ====           ====
SERIES IV POLICIES
Units Issued................................................       791           370             68              34
Units Redeemed..............................................       (29)          (11)            (4)             (5)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       762           359             64              29
                                                                ======           ===            ====           ====
SERIES V POLICIES
Units Issued................................................        24            17              2               2
Units Redeemed..............................................        --            (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        24            16              2               2
                                                                ======           ===            ====           ====
SERIES VI POLICIES
Units Issued................................................       632           224             --              --
Units Redeemed..............................................       (28)           (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       604           223             --              --
                                                                ======           ===            ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                                                 MAINSTAY VP                 MAINSTAY VP
                                                                 BALANCED--                 BASIC VALUE--
                                                                SERVICE CLASS               SERVICE CLASS
                                                                -------------           ----------------------
                                                                   2005(c)              2005           2004(d)
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................        3,192                91              189
Units Redeemed..............................................          (77)              (10)             (11)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        3,115                81              178
                                                                    =====               ===              ===
SERIES II POLICIES
Units Issued................................................          138                 4               --
Units Redeemed..............................................           (2)               (1)              --
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          136                 3               --
                                                                    =====               ===              ===
SERIES III POLICIES
Units Issued................................................        1,834                97              396
Units Redeemed..............................................           (9)              (62)             (15)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,825                35              381
                                                                    =====               ===              ===
SERIES IV POLICIES
Units Issued................................................        1,337               147              296
Units Redeemed..............................................          (17)              (45)             (16)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,320               102              280
                                                                    =====               ===              ===
SERIES V POLICIES
Units Issued................................................          145                12               34
Units Redeemed..............................................           (1)               (3)              (1)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          144                 9               33
                                                                    =====               ===              ===
SERIES VI POLICIES
Units Issued................................................        1,290                92              235
Units Redeemed..............................................          (15)              (48)              (6)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,275                44              229
                                                                    =====               ===              ===

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005, (Commencement of Operations) through December 31, 2005.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP          MAINSTAY VP          MAINSTAY VP      MAINSTAY VP
        BOND--       CAPITAL APPRECIATION--   COMMON STOCK--   CONVERTIBLE--
    SERVICE CLASS        SERVICE CLASS        SERVICE CLASS    SERVICE CLASS
    --------------   ----------------------   --------------   --------------
    2005   2004(d)     2005       2004(d)     2005   2004(d)   2005   2004(d)
    -------------------------------------------------------------------------
    421       462       208         423       170      237     295      570
    (48)      (21)      (73)        (18)      (18)     (12)    (74)     (33)
    ----    -----      ----         ---       ---      ---     ----    ----
    373       441       135         405       152      225     221      537
    ====    =====      ====         ===       ===      ===     ====    ====
     39         1         7           1         3       --      35        2
     (5)       --        (1)         --        --       --      (3)      --
    ----    -----      ----         ---       ---      ---     ----    ----
     34         1         6           1         3       --      32        2
    ====    =====      ====         ===       ===      ===     ====    ====
    651     1,352       288         990       215      574     364    1,393
    (160)     (56)     (228)        (68)      (66)     (15)    (252)    (61)
    ----    -----      ----         ---       ---      ---     ----    ----
    491     1,296        60         922       149      559     112    1,332
    ====    =====      ====         ===       ===      ===     ====    ====
    737     1,111       188         563       299      546     580    1,153
    (111)     (54)     (146)        (43)      (46)     (29)    (193)    (43)
    ----    -----      ----         ---       ---      ---     ----    ----
    626     1,057        42         520       253      517     387    1,110
    ====    =====      ====         ===       ===      ===     ====    ====
    116        99        15          31         7       14      33       81
    (10)       (4)       (6)         (1)       --       --     (26)      (1)
    ----    -----      ----         ---       ---      ---     ----    ----
    106        95         9          30         7       14       7       80
    ====    =====      ====         ===       ===      ===     ====    ====
    576       653       265         595       182      290     485      875
    (73)      (79)      (72)        (18)      (38)      (3)    (187)    (71)
    ----    -----      ----         ---       ---      ---     ----    ----
    503       574       193         577       144      287     298      804
    ====    =====      ====         ===       ===      ===     ====    ====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                   MAINSTAY VP
                                                                 DEVELOPING GROWTH--             FLOATING RATE--
                                                                    SERVICE CLASS                 SERVICE CLASS
                                                                ----------------------           ---------------
                                                                2005           2004(d)               2005(e)
                                                                ------------------------------------------------
SERIES I POLICIES
Units Issued................................................     97              109                  3,652
Units Redeemed..............................................    (23)              (3)                   (40)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     74              106                  3,612
                                                                ===              ===                  =====
SERIES II POLICIES
Units Issued................................................      4               --                    404
Units Redeemed..............................................     --               --                    (31)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4               --                    373
                                                                ===              ===                  =====
SERIES III POLICIES
Units Issued................................................     96              283                  1,280
Units Redeemed..............................................    (31)             (10)                    (8)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     65              273                  1,272
                                                                ===              ===                  =====
SERIES IV POLICIES
Units Issued................................................    117              255                  1,064
Units Redeemed..............................................    (53)             (15)                   (12)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     64              240                  1,052
                                                                ===              ===                  =====
SERIES V POLICIES
Units Issued................................................      5                9                    171
Units Redeemed..............................................     (1)              (1)                    (7)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4                8                    164
                                                                ===              ===                  =====
SERIES VI POLICIES
Units Issued................................................     75              127                  1,159
Units Redeemed..............................................    (15)              (6)                   (14)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     60              121                  1,145
                                                                ===              ===                  =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(e) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                       MAINSTAY VP
     MAINSTAY VP        HIGH YIELD         MAINSTAY VP            MAINSTAY VP
     GOVERNMENT--    CORPORATE BOND--   INCOME & GROWTH--    INTERNATIONAL EQUITY--
    SERVICE CLASS     SERVICE CLASS       SERVICE CLASS          SERVICE CLASS
    --------------   ----------------   ------------------   ----------------------
    2005   2004(d)    2005    2004(d)    2005     2004(d)      2005       2004(d)
    -------------------------------------------------------------------------------
    342      380      1,507    1,803     113        157         446          336
    (75)     (38)      (230)     (80)    (11)        (2)        (18)          (9)
    ----     ---     ------    -----     ---        ---         ---        -----
    267      342      1,277    1,723     102        155         428          327
    ====     ===     ======    =====     ===        ===         ===        =====
     32       --        280        6      29          1          59            1
     (2)      --        (44)      --      --         --          (4)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     30       --        236        6      29          1          55            1
    ====     ===     ======    =====     ===        ===         ===        =====
    466      924      2,789    5,247     240        312         721        1,028
    (131)    (36)    (1,081)    (186)    (41)       (15)        (76)         (20)
    ----     ---     ------    -----     ---        ---         ---        -----
    335      888      1,708    5,061     199        297         645        1,008
    ====     ===     ======    =====     ===        ===         ===        =====
    428      768      2,855    3,999     215        301         853          815
    (83)     (57)      (844)    (182)    (35)       (14)        (51)         (34)
    ----     ---     ------    -----     ---        ---         ---        -----
    345      711      2,011    3,817     180        287         802          781
    ====     ===     ======    =====     ===        ===         ===        =====
     57       54        323      491      20         22          66           46
     (2)     (25)       (98)     (49)     --         --          (2)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     55       29        225      442      20         22          64           46
    ====     ===     ======    =====     ===        ===         ===        =====
    498      386      2,480    2,423     276        236         708          464
    (167)    (84)      (567)     (59)    (12)        (7)        (35)          (7)
    ----     ---     ------    -----     ---        ---         ---        -----
    331      302      1,913    2,364     264        229         673          457
    ====     ===     ======    =====     ===        ===         ===        =====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                  LARGE CAP GROWTH--                 MID CAP CORE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(d)           2005           2004(d)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    106              129             346              300
Units Redeemed..............................................    (19)             (12)            (20)             (11)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     87              117             326              289
                                                                ===              ===             ===              ===
SERIES II POLICIES
Units Issued................................................      6               --              28                1
Units Redeemed..............................................     --               --              (1)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................      6               --              27                1
                                                                ===              ===             ===              ===
SERIES III POLICIES
Units Issued................................................    125              400             519              718
Units Redeemed..............................................    (99)             (49)            (75)             (24)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     26              351             444              694
                                                                ===              ===             ===              ===
SERIES IV POLICIES
Units Issued................................................    120              326             548              513
Units Redeemed..............................................    (95)             (47)            (47)             (22)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     25              279             501              491
                                                                ===              ===             ===              ===
SERIES V POLICIES
Units Issued................................................     17               20              51               31
Units Redeemed..............................................     --               --              (2)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     17               20              49               31
                                                                ===              ===             ===              ===
SERIES VI POLICIES
Units Issued................................................    111              197             660              452
Units Redeemed..............................................    (31)             (54)            (37)              (5)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     80              143             623              447
                                                                ===              ===             ===              ===

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
    MID CAP GROWTH--   MID CAP VALUE--   S&P 500 INDEX--   SMALL CAP GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ------------------
    2005    2004(d)    2005    2004(d)   2005    2004(d)    2005     2004(d)
    -------------------------------------------------------------------------
     481       477      653       497     963     1,155      353       421
     (30)      (21)     (43)      (16)   (106)      (48)     (25)      (20)
     ---     -----     -----    -----    -----    -----     ----       ---
     451       456      610       481     857     1,107      328       401
     ===     =====     =====    =====    =====    =====     ====       ===
      51         1       48         3      62         2       20         1
      (1)       --       (2)       --      (3)       --       (1)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      50         1       46         3      59         2       19         1
     ===     =====     =====    =====    =====    =====     ====       ===
     645     1,097     1,148    1,402    1,214    3,126      359       942
     (85)      (37)     (96)      (42)   (356)      (80)    (115)      (61)
     ---     -----     -----    -----    -----    -----     ----       ---
     560     1,060     1,052    1,360     858     3,046      244       881
     ===     =====     =====    =====    =====    =====     ====       ===
     728       833     1,255    1,175    1,230    2,188      484       807
     (68)      (41)     (94)      (37)   (305)      (94)     (82)      (38)
     ---     -----     -----    -----    -----    -----     ----       ---
     660       792     1,161    1,138     925     2,094      402       769
     ===     =====     =====    =====    =====    =====     ====       ===
      33        46       79        53     105       117       28        43
      (2)       (1)      (2)       (1)    (13)       (8)      (2)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      31        45       77        52      92       109       26        43
     ===     =====     =====    =====    =====    =====     ====       ===
     714       602      927       880    1,072    1,201      307       608
     (37)      (38)     (92)      (18)   (118)      (55)     (63)      (52)
     ---     -----     -----    -----    -----    -----     ----       ---
     677       564      835       862     954     1,146      244       556
     ===     =====     =====    =====    =====    =====     ====       ===

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                    TOTAL RETURN--                      VALUE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(D)           2005           2004(D)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    210              348             294               425
Units Redeemed..............................................    (46)             (18)            (39)              (15)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    164              330             255               410
                                                                ====             ===             ====            =====
SERIES II POLICIES
Units Issued................................................      1               --              18                 1
Units Redeemed..............................................     --               --              (1)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................      1               --              17                 1
                                                                ====             ===             ====            =====
SERIES III POLICIES
Units Issued................................................    349              869             397             1,138
Units Redeemed..............................................    (164)            (59)            (102)             (32)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    185              810             295             1,106
                                                                ====             ===             ====            =====
SERIES IV POLICIES
Units Issued................................................    203              478             377               735
Units Redeemed..............................................    (110)            (28)            (69)              (26)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     93              450             308               709
                                                                ====             ===             ====            =====
SERIES V POLICIES
Units Issued................................................     13               30              20                29
Units Redeemed..............................................     (2)              (1)             (7)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     11               29              13                29
                                                                ====             ===             ====            =====
SERIES VI POLICIES
Units Issued................................................    223              395             416               511
Units Redeemed..............................................    (69)             (48)            (21)              (17)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    154              347             395               494
                                                                ====             ===             ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             COLONIAL SMALL CAP
        ALGER AMERICAN          VALUE FUND,       DREYFUS IP TECHNOLOGY    FIDELITY(R) VIP
    SMALL CAPITALIZATION--   VARIABLE SERIES--           GROWTH--          CONTRAFUND(R)--
        CLASS S SHARES            CLASS B             SERVICE SHARES       SERVICE CLASS 2
    ----------------------   ------------------   ----------------------   ---------------
      2005       2004(d)      2005     2004(f)      2005       2004(d)     2005    2004(d)
    --------------------------------------------------------------------------------------
       168         161         667        49         159         191        894       661
       (14)         (6)        (12)       --         (40)        (18)       (57)      (24)
       ---         ---         ---        --        ----         ---       -----    -----
       154         155         655        49         119         173        837       637
       ===         ===         ===        ==        ====         ===       =====    =====
        11           1          24         1           6          --         98         3
        (1)         --          (1)       --          --          --         (3)       --
       ---         ---         ---        --        ----         ---       -----    -----
        10           1          23         1           6          --         95         3
       ===         ===         ===        ==        ====         ===       =====    =====
       182         332         425        29          83         396       1,085    1,688
       (25)        (10)         (9)       --        (111)        (19)      (103)      (38)
       ---         ---         ---        --        ----         ---       -----    -----
       157         322         416        29         (28)        377        982     1,650
       ===         ===         ===        ==        ====         ===       =====    =====
       275         315         459        41         173         307       1,722    1,580
       (22)        (15)         (5)       --         (88)        (25)      (114)      (43)
       ---         ---         ---        --        ----         ---       -----    -----
       253         300         454        41          85         282       1,608    1,537
       ===         ===         ===        ==        ====         ===       =====    =====
        12          17          23        --           5          11        164       113
        (1)         (1)         --        --          --          (2)       (11)       (2)
       ---         ---         ---        --        ----         ---       -----    -----
        11          16          23        --           5           9        153       111
       ===         ===         ===        ==        ====         ===       =====    =====
       163         166         248        27          72         173       1,159      977
       (20)         (2)         (2)       --         (63)        (30)       (49)      (22)
       ---         ---         ---        --        ----         ---       -----    -----
       143         164         246        27           9         143       1,110      955
       ===         ===         ===        ==        ====         ===       =====    =====

--------------------------------------------------------------------------------



                                       FIDELITY(R) VIP                    FIDELITY(R)                     JANUS ASPEN
                                       EQUITY-INCOME--                   VIP MID CAP--                 SERIES BALANCED--
                                       SERVICE CLASS 2                  SERVICE CLASS 2                  SERVICE SHARES
                                    ----------------------           ---------------------           ----------------------
                                    2005           2004(d)           2005            2004            2005           2004(d)
                                    ---------------------------------------------------------------------------------------
SERIES I POLICIES
Units Issued....................    570               578            1,760           1,908           379               538
Units Redeemed..................    (36)              (19)           (217)            (70)           (86)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    534               559            1,543           1,838           293               514
                                    ====            =====            =====           =====           ====            =====
SERIES II POLICIES
Units Issued....................     65                 1              33               7             55                 1
Units Redeemed..................     (3)               --              (1)             --             (1)               --
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     62                 1              32               7             54                 1
                                    ====            =====            =====           =====           ====            =====
SERIES III POLICIES
Units Issued....................    725             1,379             973            1,452           547             1,179
Units Redeemed..................    (94)              (31)            (99)            (22)           (285)             (63)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    631             1,348             874            1,430           262             1,116
                                    ====            =====            =====           =====           ====            =====
SERIES IV POLICIES
Units Issued....................    865             1,174             909             951            649             1,202
Units Redeemed..................    (100)             (53)            (62)            (26)           (191)             (55)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    765             1,121             847             925            458             1,147
                                    ====            =====            =====           =====           ====            =====
SERIES V POLICIES
Units Issued....................    100               123              71              77             98                83
Units Redeemed..................    (13)              (11)             (8)             --            (10)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     87               112              63              77             88                59
                                    ====            =====            =====           =====           ====            =====
SERIES VI POLICIES
Units Issued....................    698               889             666             625            422               652
Units Redeemed..................    (150)             (18)            (41)             (5)           (172)             (35)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    548               871             625             620            250               617
                                    ====            =====            =====           =====           ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    Janus Aspen Series   MFS(R) INVESTORS         MFS(R)               MFS(R)
    WORLDWIDE GROWTH--    TRUST SERIES--    RESEARCH SERIES--    UTILITIES SERIES--
      SERVICE SHARES      SERVICE CLASS       SERVICE CLASS         SERVICE CLASS
    ------------------   ----------------   ------------------   -------------------
     2005     2004(d)    2005    2004(d)     2005     2004(d)     2005      2004(g)
    --------------------------------------------------------------------------------
      158       188        27       60        44        42        3,456      1,111
      (39)      (12)       (5)      (2)       (6)       (3)        (202)       (19)
      ---       ---       ---       --       ---        --        -----      -----
      119       176        22       58        38        39        3,254      1,092
      ===       ===       ===       ==       ===        ==        =====      =====
       11        --        --       --         5        --          120         12
       --        --        --       --        --        --           (5)        --
      ---       ---       ---       --       ---        --        -----      -----
       11        --        --       --         5        --          115         12
      ===       ===       ===       ==       ===        ==        =====      =====
      137       431        40       46        47        77        2,015        761
      (92)      (19)       (2)      (2)      (22)       (5)         (94)        (5)
      ---       ---       ---       --       ---        --        -----      -----
       45       412        38       44        25        72        1,921        756
      ===       ===       ===       ==       ===        ==        =====      =====
      162       349        54       53        45        92        1,642        445
      (37)      (29)       (5)      (5)       (8)       (4)         (42)        (6)
      ---       ---       ---       --       ---        --        -----      -----
      125       320        49       48        37        88        1,600        439
      ===       ===       ===       ==       ===        ==        =====      =====
        7        33         6        3         1         1           98         27
       (4)       (2)       --       (1)       --        --           --         --
      ---       ---       ---       --       ---        --        -----      -----
        3        31         6        2         1         1           98         27
      ===       ===       ===       ==       ===        ==        =====      =====
      121       167        39       53        63        44        1,649        452
      (37)       (5)      (24)      (4)       (3)       (1)         (58)        (1)
      ---       ---       ---       --       ---        --        -----      -----
       84       162        15       49        60        43        1,591        451
      ===       ===       ===       ==       ===        ==        =====      =====

--------------------------------------------------------------------------------



                                                                   Neuberger Berman
                                                                     AMT Mid-Cap                      T. Rowe Price
                                                                       Growth--                       Equity Income
                                                                       Class S                        Portfolio--II
                                                                ----------------------           -----------------------
                                                                2005           2004(d)           2005            2004(d)
                                                                --------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    135              110              733               563
Units Redeemed..............................................     (8)              (2)             (38)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................    127              108              695               541
                                                                ===              ===             =====            =====
SERIES II POLICIES
Units Issued................................................      3               --               85                 2
Units Redeemed..............................................     --               --               (3)               --
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      3               --               82                 2
                                                                ===              ===             =====            =====
SERIES III POLICIES
Units Issued................................................     79              122             1,000            1,651
Units Redeemed..............................................    (10)              (2)            (122)              (41)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     69              120              878             1,610
                                                                ===              ===             =====            =====
SERIES IV POLICIES
Units Issued................................................    104               95             1,664            1,532
Units Redeemed..............................................     (7)              (3)            (113)              (69)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     97               92             1,551            1,463
                                                                ===              ===             =====            =====
SERIES V POLICIES
Units Issued................................................      5               18              141               162
Units Redeemed..............................................     (4)              (1)             (14)               (9)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      1               17              127               153
                                                                ===              ===             =====            =====
SERIES VI POLICIES
Units Issued................................................     64              150             1,104              963
Units Redeemed..............................................     (7)             (79)             (76)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     57               71             1,028              941
                                                                ===              ===             =====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     Van Kampen UIF
        Emerging           Victory VIF
    Markets Equity--   Diversified Stock--
        Class II          Class A Shares
    ----------------   --------------------
    2005    2004(d)     2005      2004(h)
    ---------------------------------------
     180      109         322       202
     (10)      (6)        (23)      (18)
     ---      ---         ---       ---
     170      103         299       184
     ===      ===         ===       ===
      13       --          13        --
      --       --          --        --
     ---      ---         ---       ---
      13       --          13        --
     ===      ===         ===       ===
     273      230         133       107
     (23)     (33)        (11)       (1)
     ---      ---         ---       ---
     250      197         122       106
     ===      ===         ===       ===
     309      239         221       148
     (14)      (5)         (7)       (1)
     ---      ---         ---       ---
     295      234         214       147
     ===      ===         ===       ===
      22        6          21         1
      --       --          --        --
     ---      ---         ---       ---
      22        6          21         1
     ===      ===         ===       ===
     276      125         180        91
      (8)      (3)         (1)       --
     ---      ---         ---       ---
     268      122         179        91
     ===      ===         ===       ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, 2003, 2002 and 2001:


                                                                           MainStay VP
                                                                    Basic Value--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 33,772   $ 37,374   $ 34,701   $ 34,818   $ 44,680
Units Outstanding..................................       2,904      3,342      3,407      4,314      4,211
Variable Accumulation Unit Value...................    $  11.63   $  11.18   $  10.18   $   8.07   $  10.61
Total Return.......................................        4.0%       9.8%      26.2%     (23.9%)     (5.9%)
Investment Income Ratio............................        0.9%       1.0%       0.8%       0.6%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    336   $    395   $    374   $    309   $    336
Units Outstanding..................................          31         38         40         41         34
Variable Accumulation Unit Value...................    $  10.74   $  10.34   $   9.43   $   7.49   $   9.86
Total Return.......................................        3.8%       9.7%      26.0%     (24.0%)     (6.0%)
Investment Income Ratio............................        0.8%       1.0%       0.8%       0.6%       0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,362   $ 13,234   $ 11,630   $  5,637   $  4,231
Units Outstanding..................................       1,073      1,296      1,249        762        434
Variable Accumulation Unit Value...................    $  10.59   $  10.21   $   9.31   $   7.40   $   9.74
Total Return.......................................        3.8%       9.6%      25.9%     (24.1%)     (6.1%)
Investment Income Ratio............................        0.9%       1.0%       1.0%       0.8%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,129   $  3,137   $  2,835   $    810   $     --
Units Outstanding..................................         272        284        281        101         --
Variable Accumulation Unit Value...................    $  11.49   $  11.06   $  10.07   $   7.99   $     --
Total Return.......................................        3.9%       9.8%      26.1%     (20.1%)        --
Investment Income Ratio............................        0.9%       1.0%       1.1%       2.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    282   $    273   $     46   $     --   $     --
Units Outstanding..................................          19         19          3         --         --
Variable Accumulation Unit Value...................    $  15.03   $  14.52   $  13.28   $     --   $     --
Total Return.......................................        3.5%       9.3%      32.8%         --         --
Investment Income Ratio............................        1.0%       1.0%       1.8%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                          BOND--INITIAL CLASS                            CAPITAL APPRECIATION--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $143,751   $165,678   $196,827   $216,196   $158,984   $282,124   $338,179   $377,779   $330,249   $553,783
             8,911     10,346     12,616     14,282     11,339     15,825     20,255     23,240     25,441     29,099
          $  16.14   $  16.01   $  15.60   $  15.14   $  14.02   $  17.85   $  16.70   $  16.26   $  12.98   $  19.03
              0.8%       2.6%       3.1%       8.0%       7.8%       6.9%       2.7%      25.2%     (31.8%)    (24.3%)
              3.0%       3.3%       3.7%       5.1%       6.4%         --       0.2%       0.2%       0.1%       0.1%

          $  1,139   $  1,250   $  1,536   $  2,094   $  1,100   $    652   $    862   $    976   $    847   $  1,333
                87         96        121        170         96         98        138        160        174        186
          $  13.08   $  13.00   $  12.68   $  12.32   $  11.43   $   6.68   $   6.26   $   6.11   $   4.88   $   7.17
              0.6%       2.5%       2.9%       7.8%       7.6%       6.8%       2.6%      25.0%     (31.9%)    (24.4%)
              3.1%       3.2%       3.3%       5.5%       6.1%         --       0.2%       0.2%       0.1%       0.1%

          $ 46,639   $ 53,616   $ 64,492   $ 42,745   $  7,920   $ 20,832   $ 23,810   $ 25,919   $ 13,383   $ 11,161
             3,643      4,212      5,189      3,538        706      3,416      4,168      4,651      3,001      1,704
          $  12.80   $  12.73   $  12.43   $  12.08   $  11.21   $   6.09   $   5.71   $   5.57   $   4.46   $   6.55
              0.6%       2.4%       2.9%       7.7%       7.5%       6.7%       2.5%      25.0%     (31.9%)    (24.5%)
              3.0%       3.3%       4.2%       8.5%      13.3%         --       0.2%       0.3%       0.1%       0.2%

          $ 13,277   $ 14,522   $ 17,219   $  6,150   $     --   $  8,595   $  8,988   $  8,812   $  2,958   $     --
             1,158      1,276      1,552        571         --        839        937        943        396         --
          $  11.47   $  11.39   $  11.10   $  10.77   $     --   $  10.25   $   9.59   $   9.34   $   7.46   $     --
              0.7%       2.6%       3.0%       7.7%         --       6.9%       2.7%      25.2%     (25.4%)        --
              3.1%       3.4%       4.8%      18.9%         --         --       0.2%       0.3%       0.5%         --

          $    271   $    274   $    356   $    137   $     --   $     30   $     58   $     60   $     14   $     --
                25         25         33         13         --          2          5          5          1         --
          $  11.07   $  11.03   $  10.80   $  10.52   $     --   $  12.49   $  11.73   $  11.47   $   9.20   $     --
              0.3%       2.2%       2.6%       5.2%         --       6.4%       2.2%      24.7%      (8.0%)        --
              3.2%       3.2%       4.5%      23.5%         --         --       0.3%       0.3%       1.1%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                         Cash Management
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $104,359   $125,022   $163,925   $263,444   $260,067
Units Outstanding..................................      82,631    100,042    130,435    208,084    205,310
Variable Accumulation Unit Value...................    $   1.27   $   1.25   $   1.26   $   1.27   $   1.27
Total Return.......................................        1.5%      (0.6%)     (0.7%)     (0.1%)      2.4%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  3,519   $  3,728   $  3,796   $ 27,216   $ 16,214
Units Outstanding..................................       3,332      3,618      3,657     25,991     15,454
Variable Accumulation Unit Value...................    $   1.04   $   1.03   $   1.04   $   1.05   $   1.05
Total Return.......................................        1.4%      (0.7%)     (0.9%)     (0.2%)      2.3%
Investment Income Ratio............................        2.8%       0.8%       0.7%       1.4%       3.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,117   $ 40,778   $ 50,236   $ 68,335   $ 31,624
Units Outstanding..................................      38,715     39,941     48,830     65,803     30,376
Variable Accumulation Unit Value...................    $   1.03   $   1.02   $   1.03   $   1.04   $   1.04
Total Return.......................................        1.3%      (0.8%)     (0.9%)     (0.3%)      2.1%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,248   $ 17,481   $ 16,441   $  4,942   $     --
Units Outstanding..................................      18,974     17,751     16,593      4,949         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.5%      (0.6%)     (0.8%)     (0.1%)        --
Investment Income Ratio............................        2.9%       0.9%       0.6%       1.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  2,154   $  2,339   $  2,061   $    170   $     --
Units Outstanding..................................       2,184      2,397      2,091        170         --
Variable Accumulation Unit Value...................    $   0.99   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.1%      (1.0%)     (1.2%)     (0.3%)        --
Investment Income Ratio............................        2.9%       0.8%       0.6%       1.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  7,743   $  9,581   $  2,868   $     --   $     --
Units Outstanding..................................       7,833      9,734      2,887         --         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $     --   $     --
Total Return.......................................        1.2%      (0.9%)     (0.7%)        --         --
Investment Income Ratio............................        2.9%       1.0%       0.6%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                COMMON STOCK--INITIAL CLASS                             CONVERTIBLE--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $234,431   $270,485   $278,265   $244,017   $359,198   $143,841   $162,933   $169,402   $132,023   $144,131
       9,934     12,168     13,689     14,959     16,447      7,778      9,263     10,078      9,467      9,385
    $  23.61   $  22.23   $  20.33   $  16.31   $  21.84   $  18.49   $  17.59   $  16.81   $  13.95   $  15.36
        6.2%       9.4%      24.6%     (25.3%)    (18.2%)      5.1%       4.6%      20.5%      (9.2%)     (3.5%)
        0.9%       1.4%       1.0%       0.9%       0.7%       1.5%       1.8%       2.4%       2.7%       3.8%

    $    902   $  1,065   $  1,077   $  1,249   $  1,763   $  1,313   $  1,516   $  1,599   $  1,651   $  1,733
         110        137        152        219        230        126        153        168        209        199
    $   8.22   $   7.75   $   7.10   $   5.71   $   7.65   $  10.42   $   9.93   $   9.50   $   7.89   $   8.71
        6.0%       9.2%      24.4%     (25.4%)    (18.4%)      5.0%       4.5%      20.4%      (9.3%)     (3.7%)
        0.9%       1.4%       0.9%       0.9%       0.7%       1.4%       1.9%       2.0%       2.6%       3.9%

    $ 30,004   $ 32,680   $ 31,601   $ 21,125   $ 15,827   $ 34,249   $ 41,714   $ 41,469   $ 20,475   $  9,385
       3,632      4,192      4,424      3,678      2,054      3,436      4,391      4,559      2,708      1,125
    $   8.26   $   7.80   $   7.14   $   5.74   $   7.70   $   9.97   $   9.50   $   9.10   $   7.56   $   8.34
        6.0%       9.1%      24.4%     (25.5%)    (18.4%)      4.9%       4.4%      20.3%      (9.4%)     (3.8%)
        1.0%       1.4%       1.2%       1.2%       1.4%       1.4%       1.9%       2.8%       4.0%       7.5%

    $  9,394   $  9,421   $  8,754   $  2,967   $     --   $ 12,116   $ 12,704   $ 12,094   $  3,675   $     --
         805        856        870        367         --        987      1,087      1,083        396         --
    $  11.68   $  11.00   $  10.07   $   8.08   $     --   $  12.28   $  11.68   $  11.17   $   9.27   $     --
        6.1%       9.3%      24.6%     (19.2%)        --       5.1%       4.6%      20.5%      (7.3%)        --
        1.0%       1.4%       1.3%       4.6%         --       1.5%       1.9%       3.0%      11.7%         --

    $    316   $    325   $    247   $     19   $     --   $    229   $    246   $    193   $     13   $     --
          24         26         22          2         --         17         19         15          1         --
    $  13.08   $  12.38   $  11.37   $   9.16   $     --   $  13.56   $  12.96   $  12.44   $  10.37   $     --
        5.7%       8.9%      24.1%      (8.4%)        --       4.7%       4.2%      20.0%       3.7%         --
        1.1%       1.6%       1.6%       6.0%         --       1.5%       2.0%       4.1%      14.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                 DEVELOPING GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 15,387   $ 24,385   $ 25,669   $ 17,566   $ 25,662
Units Outstanding..................................       1,609      2,817      3,094      2,893      2,959
Variable Accumulation Unit Value...................    $   9.57   $   8.66   $   8.30   $   6.07   $   8.67
Total Return.......................................       10.5%       4.4%      36.6%     (30.0%)     (8.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    188   $    174   $    225   $    109   $     52
Units Outstanding..................................          21         21         28         19          6
Variable Accumulation Unit Value...................    $   9.14   $   8.28   $   7.95   $   5.83   $   8.33
Total Return.......................................       10.3%       4.2%      36.4%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  5,528   $  5,538   $  5,667   $  1,601   $    906
Units Outstanding..................................         603        666        710        273        108
Variable Accumulation Unit Value...................    $   9.17   $   8.32   $   7.99   $   5.86   $   8.38
Total Return.......................................       10.3%       4.2%      36.3%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,575   $  1,530   $  1,394   $    321   $     --
Units Outstanding..................................         130        139        132         42         --
Variable Accumulation Unit Value...................    $  12.15   $  11.00   $  10.54   $   7.72   $     --
Total Return.......................................       10.4%       4.3%      36.5%     (22.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     15   $     14   $      8   $     --   $     --
Units Outstanding..................................           1          1          1         --         --
Variable Accumulation Unit Value...................    $  15.01   $  13.64   $  13.13   $     --   $     --
Total Return.......................................       10.0%       3.9%      31.3%         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               MAINSTAY VP
                        MAINSTAY VP                                             HIGH YIELD
                 GOVERNMENT--INITIAL CLASS                            CORPORATE BOND--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $105,432   $127,522   $169,701   $230,480   $115,641   $532,635   $623,762   $617,551   $417,268   $426,004
       6,756      8,248     11,183     15,260      8,293     23,132     27,478     30,240     27,478     28,228
    $  15.61   $  15.46   $  15.17   $  15.10   $  13.94   $  23.05   $  22.70   $  20.42   $  15.19   $  15.09
        1.0%       1.9%       0.5%       8.3%       5.1%       1.5%      11.2%      34.5%       0.6%       3.4%
        2.9%       3.7%       3.6%       4.1%       5.4%       5.5%       6.9%       8.0%      10.4%      12.1%

    $  1,063   $  1,442   $  1,957   $  3,456   $  1,420   $  3,072   $  5,698   $  4,851   $  2,462   $  1,428
          86        117        162        287        128        213        396        375        255        149
    $  12.38   $  12.28   $  12.07   $  12.04   $  11.13   $  14.57   $  14.38   $  12.95   $   9.65   $   9.60
        0.8%       1.7%       0.3%       8.2%       5.0%       1.4%      11.0%      34.3%       0.5%       3.3%
        2.8%       3.7%       2.9%       4.5%       5.5%       4.3%       7.5%       9.3%      15.7%      14.2%

    $ 37,741   $ 46,405   $ 59,899   $ 45,740   $  8,792   $105,143   $124,365   $118,930   $ 43,111   $ 15,118
       3,086      3,823      5,017      3,842        798      7,353      8,808      9,345      4,546      1,601
    $  12.23   $  12.14   $  11.94   $  11.91   $  11.01   $  14.31   $  14.12   $  12.73   $   9.48   $   9.44
        0.8%       1.7%       0.3%       8.1%       5.0%       1.3%      10.9%      34.2%       0.4%       3.2%
        2.8%       3.7%       4.2%       6.0%      10.7%       5.6%       7.2%       9.3%      17.1%      28.7%

    $ 11,975   $ 13,857   $ 17,692   $  9,291   $     --   $ 37,289   $ 42,153   $ 35,842   $  7,503   $     --
       1,082      1,262      1,641        865         --      2,554      2,920      2,759        776         --
    $  11.08   $  10.98   $  10.78   $  10.74   $     --   $  14.65   $  14.44   $  12.99   $   9.67   $     --
        0.9%       1.8%       0.4%       7.4%         --       1.5%      11.1%      34.4%      (3.3%)        --
        2.9%       3.7%       4.4%      13.1%         --       5.6%       7.5%      10.4%      44.0%         --

    $    301   $    361   $    508   $    168   $     --   $  1,179   $  1,399   $  1,542   $     66   $     --
          28         34         48         16         --         78         92        112          6         --
    $  10.73   $  10.68   $  10.52   $  10.52   $     --   $  15.38   $  15.22   $  13.75   $  10.27   $     --
        0.5%       1.4%         --       5.2%         --       1.1%      10.7%      33.9%       2.7%         --
        2.9%       2.7%       5.0%      15.1%         --       6.6%       8.8%      11.9%      50.4%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                  INCOME & GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 42,001   $ 46,438   $ 44,045   $ 43,336   $ 55,929
Units Outstanding..................................       3,636      4,151      4,374      5,461      5,593
Variable Accumulation Unit Value...................    $  11.55   $  11.19   $  10.07   $   7.94   $  10.00
Total Return.......................................        3.2%      11.1%      26.9%     (20.6%)     (9.8%)
Investment Income Ratio............................        1.1%       1.7%       1.4%       1.1%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    314   $    316   $    309   $    213   $     71
Units Outstanding                                            33         34         37         32          9
Variable Accumulation Unit Value...................    $   9.52   $   9.24   $   8.33   $   6.57   $   8.29
Total Return.......................................        3.1%      10.9%      26.7%     (20.8%)    (10.0%)
Investment Income Ratio............................        1.1%       1.7%       1.6%       1.8%       0.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,863   $  8,690   $  7,574   $  3,274   $  1,388
Units Outstanding..................................         949        959        927        507        170
Variable Accumulation Unit Value...................    $   9.34   $   9.06   $   8.17   $   6.45   $   8.15
Total Return.......................................        3.0%      10.9%      26.7%     (20.8%)     (9.9%)
Investment Income Ratio............................        1.2%       1.8%       1.8%       1.7%       1.6%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,369   $  2,452   $  2,018   $    529   $     --
Units Outstanding..................................         200        214        195         65         --
Variable Accumulation Unit Value...................    $  11.85   $  11.48   $  10.34   $   8.15   $     --
Total Return.......................................        3.2%      11.0%      26.8%     (18.5%)        --
Investment Income Ratio............................        1.1%       1.8%       1.9%       6.2%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     66   $     12   $      1   $     --   $     --
Units Outstanding..................................           5          1         --         --         --
Variable Accumulation Unit Value...................    $  13.00   $  12.65   $  11.44   $     --   $     --
Total Return.......................................        2.8%      10.6%      14.4%         --         --
Investment Income Ratio............................        1.6%       1.1%       4.2%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
            INTERNATIONAL EQUITY--INITIAL CLASS                      LARGE CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 67,127   $ 52,910   $ 34,845   $ 23,569   $ 19,878   $ 63,856   $ 79,285   $ 97,271   $ 82,525   $132,751
       3,484      2,925      2,229      1,933      1,537      5,180      6,615      7,818      8,375      9,537
    $  19.26   $  18.09   $  15.63   $  12.19   $  12.94   $  12.33   $  11.98   $  12.44   $   9.85   $  13.92
        6.5%      15.7%      28.2%      (5.7%)    (15.2%)      2.9%      (3.7%)     26.3%     (29.2%)    (17.7%)
        1.8%       1.1%       2.1%       1.5%       1.4%         --       0.2%       0.2%       0.1%         --

    $    633   $    577   $    425   $    257   $    254   $    439   $    473   $    633   $    479   $    537
          54         52         45         34         32         64         71         91         87         69
    $  11.72   $  11.02   $   9.54   $   7.45   $   7.92   $   6.88   $   6.70   $   6.96   $   5.52   $   7.81
        6.3%      15.5%      28.0%      (5.9%)    (15.3%)      2.7%      (3.8%)     26.1%     (29.3%)    (17.9%)
        1.6%       0.9%       0.4%       0.2%       0.6%         --       0.2%       0.2%       0.1%         --

    $ 18,508   $ 15,214   $ 10,625   $  3,599   $  1,063   $ 10,732   $ 13,389   $ 16,377   $  8,998   $  9,015
       1,576      1,377      1,110        481        134      1,827      2,343      2,754      1,907      1,350
    $  11.75   $  11.05   $   9.57   $   7.48   $   7.95   $   5.87   $   5.72   $   5.95   $   4.72   $   6.68
        6.3%      15.5%      27.9%      (5.9%)    (15.4%)      2.7%      (3.9%)     26.0%     (29.4%)    (17.8%)
        1.7%       1.1%       2.3%       2.5%       1.8%         --       0.2%       0.2%       0.1%         --

    $  5,810   $  4,582   $  3,285   $    707   $     --   $  3,000   $  3,497   $  3,610   $  1,117   $     --
         417        351        291         80         --        304        364        362        141         --
    $  13.91   $  13.07   $  11.30   $   8.82   $     --   $   9.87   $   9.60   $   9.97   $   7.90   $     --
        6.4%      15.7%      28.1%     (11.8%)        --       2.9%      (3.7%)     26.2%     (21.0%)        --
        1.8%       1.0%       2.6%       5.9%         --         --       0.2%       0.2%       0.3%         --

    $    386   $    375   $     62   $     14   $     --   $     90   $     77   $     48   $     --   $     --
          25         26          5          1         --          8          7          4         --         --
    $  15.26   $  14.39   $  12.49   $   9.79   $     --   $  11.87   $  11.58   $  12.08   $   9.60   $     --
        6.0%      15.2%      27.6%      (2.1%)        --       2.4%      (4.1%)     25.8%      (4.0%)        --
        1.8%       1.4%       2.1%       6.6%         --         --       0.3%       0.3%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                   Mid Cap Core--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 47,318   $ 38,315   $ 24,078   $ 15,024   $  6,859
Units Outstanding..................................       3,204      2,964      2,245      1,872        734
Variable Accumulation Unit Value...................    $  14.77   $  12.92   $  10.73   $   8.03   $   9.35
Total Return.......................................       14.3%      20.5%      33.6%     (14.1%)     (6.5%)
Investment Income Ratio............................        0.6%       0.6%       0.5%       0.4%       0.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    313   $    155   $    170   $     69   $     --
Units Outstanding..................................          20         11         15          8         --
Variable Accumulation Unit Value...................    $  15.89   $  13.93   $  11.57   $   8.67   $     --
Total Return.......................................       14.1%      20.3%      33.4%     (13.3%)        --
Investment Income Ratio............................        0.7%       0.4%       0.5%       0.5%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 20,574   $ 15,820   $ 11,573   $  3,510   $    241
Units Outstanding..................................       1,348      1,182      1,040        420         25
Variable Accumulation Unit Value...................    $  15.27   $  13.39   $  11.13   $   8.35   $   9.74
Total Return.......................................       14.0%      20.3%      33.3%     (14.3%)     (2.6%)
Investment Income Ratio............................        0.6%       0.5%       0.6%       0.7%       1.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,824   $  5,835   $  4,278   $  1,240   $     --
Units Outstanding..................................         456        445        393        152         --
Variable Accumulation Unit Value...................    $  14.96   $  13.10   $  10.88   $   8.14   $     --
Total Return.......................................       14.2%      20.4%      33.5%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.5%       0.5%       1.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     27   $     24   $     45   $     10   $     --
Units Outstanding..................................           2          2          4          1         --
Variable Accumulation Unit Value...................    $  17.60   $  15.47   $  12.90   $   9.70   $     --
Total Return.......................................       13.7%      20.0%      33.0%      (3.0%)        --
Investment Income Ratio............................        0.5%       0.3%       0.6%       1.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                     MID CAP GROWTH--INITIAL CLASS                           MID CAP VALUE--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,803   $ 54,207   $ 36,546   $ 11,317   $  7,773   $ 96,022   $ 89,742   $ 65,297   $ 44,528   $ 17,502
             5,239      4,905      3,998      1,768        855      7,547      7,353      6,201      5,378      1,781
          $  12.76   $  11.05   $   9.14   $   6.40   $   9.09   $  12.72   $  12.20   $  10.53   $   8.28   $   9.83
             15.5%      20.9%      42.8%     (29.6%)     (9.1%)      4.2%      15.9%      27.2%     (15.8%)     (1.7%)
                --         --         --         --         --       0.8%       0.9%       1.1%       1.3%       1.6%

          $    470   $    292   $    198   $    142   $     55   $    715   $    807   $    678   $    549   $    109
                29         21         17         17          5         57         67         65         67         11
          $  16.26   $  14.10   $  11.68   $   8.19   $  11.65   $  12.59   $  12.10   $  10.45   $   8.23   $   9.78
             15.3%      20.7%      42.6%     (29.7%)     16.5%       4.1%      15.7%      27.0%     (15.9%)     (2.2%)
                --         --         --         --         --       0.7%       0.9%       1.0%       1.6%       2.4%

          $ 26,887   $ 22,005   $ 17,706   $  3,961   $    365   $ 43,214   $ 40,034   $ 30,861   $ 15,132   $  1,409
             2,077      1,958      1,901        606         39      3,378      3,255      2,903      1,806        141
          $  12.96   $  11.24   $   9.32   $   6.54   $   9.30   $  12.79   $  12.30   $  10.63   $   8.38   $   9.96
             15.3%      20.7%      42.5%     (29.7%)     (7.0%)      4.0%      15.7%      26.9%     (15.9%)     (0.4%)
                --         --         --         --         --       0.8%       0.9%       1.2%       2.1%       3.2%

          $  9,387   $  7,944   $  5,924   $  1,392   $     --   $ 13,991   $ 13,799   $ 11,463   $  3,414   $     --
               672        657        592        199         --      1,127      1,158      1,114        422         --
          $  13.96   $  12.09   $  10.01   $   7.01   $     --   $  12.42   $  11.92   $  10.29   $   8.09   $     --
             15.4%      20.8%      42.7%     (29.9%)        --       4.2%      15.9%      27.1%     (19.1%)        --
                --         --         --         --         --       0.8%       0.9%       1.3%       3.9%         --

          $     45   $    106   $    107   $     15   $     --   $    259   $    378   $    302   $    113   $     --
                 2          6          7          2         --         21         32         29         14         --
          $  20.06   $  17.45   $  14.50   $  10.20   $     --   $  12.42   $  11.97   $  10.37   $   8.19   $     --
             15.0%      20.4%      42.1%       2.0%         --       3.8%      15.4%      26.6%     (18.1%)        --
                --         --         --         --         --       0.6%       0.8%       1.2%       3.5%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   S&P 500 INDEX--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $463,829   $533,383   $535,415   $447,495   $647,391
Units Outstanding..................................      19,872     23,603     25,814     27,274     30,265
Variable Accumulation Unit Value...................    $  23.35   $  22.60   $  20.74   $  16.41   $  21.39
Total Return.......................................        3.3%       9.0%      26.4%     (23.3%)    (13.3%)
Investment Income Ratio............................        1.1%       1.5%       1.4%       1.2%       1.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,578   $  1,797   $  1,788   $  1,559   $  1,826
Units Outstanding..................................         179        210        227        250        224
Variable Accumulation Unit Value...................    $   8.83   $   8.56   $   7.87   $   6.23   $   8.14
Total Return.......................................        3.2%       8.8%      26.2%     (23.4%)    (13.4%)
Investment Income Ratio............................        1.1%       1.5%       1.3%       1.4%       1.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 72,357   $ 76,899   $ 70,812   $ 37,642   $ 16,799
Units Outstanding..................................       8,434      9,241      9,253      6,206      2,120
Variable Accumulation Unit Value...................    $   8.58   $   8.32   $   7.65   $   6.07   $   7.92
Total Return.......................................        3.1%       8.7%      26.2%     (23.5%)    (13.5%)
Investment Income Ratio............................        1.2%       1.5%       1.6%       1.8%       2.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 21,290   $ 21,843   $ 19,067   $  5,417   $     --
Units Outstanding..................................       1,826      1,935      1,839        660         --
Variable Accumulation Unit Value...................    $  11.66   $  11.29   $  10.37   $   8.20   $     --
Total Return.......................................        3.3%       8.9%      26.4%     (18.0%)        --
Investment Income Ratio............................        1.2%       1.6%       1.8%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    345   $    414   $    264   $     76   $     --
Units Outstanding..................................          25         31         21          8         --
Variable Accumulation Unit Value...................    $  13.82   $  13.43   $  12.39   $   9.84   $     --
Total Return.......................................        2.9%       8.5%      25.8%      (1.6%)        --
Investment Income Ratio............................        1.1%       1.6%       1.7%       8.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
              SMALL CAP GROWTH--INITIAL CLASS                          TOTAL RETURN--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 38,454   $ 45,369   $ 40,155   $ 17,889   $ 12,197   $179,431   $216,659   $233,917   $213,473   $296,704
       3,613      4,375      4,177      2,600      1,286      9,593     12,145     13,754     14,813     16,939
    $  10.64   $  10.37   $   9.61   $   6.88   $   9.48   $  18.74   $  17.84   $  17.01   $  14.41   $  17.52
        2.6%       7.9%      39.7%     (27.4%)     (5.2%)      5.0%       4.9%      18.0%     (17.7%)    (11.9%)
          --         --         --         --         --       1.4%       1.6%       1.9%       2.3%       2.5%

    $    363   $    449   $    426   $    267   $    268   $    500   $    724   $  1,895   $  1,847   $  2,444
          33         42         43         38         28         58         88        242        278        302
    $  10.89   $  10.63   $   9.86   $   7.07   $   9.76   $   8.60   $   8.20   $   7.83   $   6.64   $   8.09
        2.5%       7.7%      39.5%     (27.5%)     (2.4%)      4.9%       4.7%      17.8%     (17.8%)    (12.1%)
          --         --         --         --         --       1.3%       1.0%       1.7%       2.4%       3.1%

    $ 16,095   $ 18,573   $ 17,970   $  5,362   $    786   $ 18,186   $ 21,718   $ 21,510   $ 11,221   $  5,557
       1,527      1,804      1,879        782         83      2,210      2,767      2,868      1,762        717
    $  10.55   $  10.30   $   9.56   $   6.86   $   9.47   $   8.23   $   7.85   $   7.50   $   6.37   $   7.75
        2.4%       7.7%      39.4%     (27.6%)     (5.3%)      4.8%       4.7%      17.8%     (17.9%)    (12.1%)
          --         --         --         --         --       1.4%       1.7%       2.3%       3.6%       5.2%

    $  7,745   $  8,101   $  7,514   $  1,798   $     --   $  6,488   $  6,866   $  6,662   $  2,063   $     --
         677        726        726        243         --        573        636        647        236         --
    $  11.45   $  11.16   $  10.35   $   7.41   $     --   $  11.33   $  10.79   $  10.29   $   8.73   $     --
        2.6%       7.8%      39.7%     (25.9%)        --       5.0%       4.8%      18.0%     (12.7%)        --
          --         --         --         --         --       1.5%       1.7%       2.6%      11.3%         --

    $     78   $    130   $    126   $     14   $     --   $    308   $    351   $    305   $     12   $     --
           6         10         11          2         --         24         29         26          1         --
    $  12.68   $  12.41   $  11.55   $   8.31   $     --   $  12.74   $  12.19   $  11.67   $   9.93   $     --
        2.2%       7.4%      39.1%     (16.9%)        --       4.6%       4.4%      17.5%      (0.7%)        --
          --         --         --         --         --       1.4%       1.8%       3.1%      23.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       VALUE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $184,372   $205,052   $202,324   $169,824   $213,977
Units Outstanding..................................       8,804     10,255     11,104     11,706     11,482
Variable Accumulation Unit Value...................    $  20.95   $  19.99   $  18.22   $  14.51   $  18.64
Total Return.......................................        4.8%       9.7%      25.6%     (22.2%)     (1.0%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.4%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $    936   $  1,017   $  1,072   $    903   $    802
Units Outstanding..................................          77         87        101        106         73
Variable Accumulation Unit Value...................    $  12.20   $  11.66   $  10.64   $   8.49   $  10.92
Total Return.......................................        4.6%       9.6%      25.4%     (22.3%)     (1.1%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.5%       2.2%

SERIES III POLICIES (c)
Net Assets.........................................    $ 42,103   $ 40,492   $ 36,811   $ 22,026   $ 10,836
Units Outstanding..................................       3,616      3,635      3,619      2,714      1,037
Variable Accumulation Unit Value...................    $  11.65   $  11.14   $  10.17   $   8.11   $  10.44
Total Return.......................................        4.6%       9.5%      25.4%     (22.3%)     (1.2%)
Investment Income Ratio............................        1.2%       1.2%       1.8%       2.1%       3.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,565   $ 11,987   $ 11,041   $  3,870   $     --
Units Outstanding..................................       1,046      1,135      1,147        505         --
Variable Accumulation Unit Value...................    $  11.06   $  10.56   $   9.63   $   7.67   $     --
Total Return.......................................        4.7%       9.7%      25.5%     (23.3%)        --
Investment Income Ratio............................        1.2%       1.2%       1.9%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    179   $    234   $    230   $     50   $     --
Units Outstanding..................................          15         21         22          6         --
Variable Accumulation Unit Value...................    $  11.89   $  11.40   $  10.43   $   8.34   $     --
Total Return.......................................        4.3%       9.2%      25.0%     (16.6%)        --
Investment Income Ratio............................        1.0%       1.1%       2.0%       8.9%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                             ALGER AMERICAN                                            AMSOUTH
                         SMALL CAPITALIZATION--                                        ENHANCED
                             CLASS O SHARES                                          MARKET FUND
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,237   $ 64,616   $ 60,347   $ 44,207   $ 66,445   $     --   $     --   $     --   $     --   $     --
             5,793      6,515      6,994      7,192      7,864         --         --         --         --         --
          $  11.43   $   9.92   $   8.63   $   6.15   $   8.45   $     --   $     --   $     --   $     --   $     --
             15.3%      15.0%      40.4%     (27.3%)    (30.5%)        --         --         --         --         --
                --         --         --         --       0.1%         --         --         --         --         --

          $    430   $    442   $    418   $    417   $    514   $     --   $     --   $     --   $     --   $     --
                54         64         69         97         87         --         --         --         --         --
          $   7.99   $   6.94   $   6.05   $   4.31   $   5.94   $     --   $     --   $     --   $     --   $     --
             15.1%      14.8%      40.2%     (27.4%)    (30.6%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $ 12,448   $ 12,381   $ 10,455   $  5,200   $  5,162   $     --   $  2,576   $  2,415   $  1,562   $  1,112
             1,686      1,925      1,865      1,299        936         --        288        293        239        127
          $   7.40   $   6.43   $   5.61   $   4.00   $   5.51   $     --   $   8.94   $   8.24   $   6.53   $   8.75
             15.0%      14.7%      40.1%     (27.4%)    (30.7%)        --       8.5%      26.2%      25.4%     (12.5%)
                --         --         --         --         --         --       0.9%       0.8%       0.5%       0.1%

          $  3,090   $  2,438   $  2,010   $    376   $     --   $     --   $     --   $     --   $     --   $     --
               204        185        175         46         --         --         --         --         --         --
          $  15.20   $  13.20   $  11.49   $   8.19   $     --   $     --   $     --   $     --   $     --   $     --
             15.2%      14.9%      40.3%     (18.1%)        --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $    133   $    147   $     54   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 7          9          4         --         --         --         --         --         --         --
          $  17.75   $  15.47   $  13.52   $     --   $     --   $     --   $     --   $     --   $     --   $     --
             14.7%      14.4%      35.2%         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $    415   $    133   $     --   $     --
                --         --         --         --         --         --         34         12         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $  12.23   $  11.29   $     --   $     --
                --         --         --         --         --         --       8.4%      12.9%         --         --
                --         --         --         --         --         --       1.1%       1.1%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                  AMSOUTH
                                                                               INTERNATIONAL
                                                                                EQUITY FUND
                                                       --------------------------------------------------------------
                                                          2005         2004         2003         2002         2001
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES II POLICIES (b)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES III POLICIES (c)
Net Assets.........................................    $       --   $      558   $      361   $      139   $      116
Units Outstanding..................................            --           44           36           21           14
Variable Accumulation Unit Value...................    $       --   $    12.65   $    10.16   $     6.71   $     8.16
Total Return.......................................            --        24.5%        51.3%       (17.7%)      (18.4%)
Investment Income Ratio............................            --           --         0.9%         0.3%           --

SERIES IV POLICIES (d)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES V POLICIES (e)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES VI POLICIES (f)
Net Assets.........................................    $       --   $      194   $       32   $       --   $       --
Units Outstanding..................................            --           12            3           --           --
Variable Accumulation Unit Value...................    $       --   $    15.65   $    12.59   $       --   $       --
Total Return.......................................            --        24.3%        25.9%           --           --
Investment Income Ratio............................            --           --         3.1%           --           --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                      AMSOUTH                                              AMSOUTH
                                   LARGE CAP FUND                                        MID CAP FUND
          ----------------------------------------------------------------   ------------------------------------
             2005         2004         2003          2002          2001         2005         2004         2003
          -------------------------------------------------------------------------------------------------------
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $    3,896   $     3,889   $     2,526   $    1,883   $       --   $    1,695   $    1,412
                  --          460           478           385          216           --          199          189
          $       --   $     8.46   $      8.13   $      6.57   $     8.72   $       --   $     8.50   $     7.48
                  --         4.1%         23.8%        (24.7%)      (12.8%)          --        13.7%        32.0%
                  --         0.3%          0.2%          0.2%           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $      561   $       134   $        --   $       --   $       --   $      272   $       86
                  --           49            12            --           --           --           20            7
          $       --   $    11.42   $     10.99   $        --   $       --   $       --   $    13.37   $    11.78
                  --         3.9%          9.9%            --           --           --        13.5%        17.8%
                  --         0.4%          0.4%            --           --           --           --           --

                  AMSOUTH
               MID CAP FUND
          -----------------------
             2002         2001
          -----------------------
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $      826   $      515
                 146           70
          $     5.66   $     7.38
              (23.2%)      (26.2%)
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             CALVERT
                                                                              SOCIAL
                                                                             BALANCED
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 28,572   $ 30,071   $ 27,683   $ 23,139   $ 27,380
Units Outstanding..................................       1,536      1,684      1,655      1,627      1,668
Variable Accumulation Unit Value...................    $  18.61   $  17.86   $  16.73   $  14.22   $  16.41
Total Return.......................................        4.2%       6.8%      17.7%     (13.4%)     (8.3%)
Investment Income Ratio............................        1.7%       1.7%       2.0%       2.7%       3.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    155   $    157   $    125   $    111   $     98
Units Outstanding..................................          16         17         14         15         11
Variable Accumulation Unit Value...................    $   9.66   $   9.29   $   8.71   $   7.42   $   8.57
Total Return.......................................        4.0%       6.6%      17.5%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.9%       1.6%       1.8%       3.1%       3.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,766   $ 10,514   $  8,419   $  3,779   $  1,957
Units Outstanding..................................       1,148      1,166        995        524        235
Variable Accumulation Unit Value...................    $   9.37   $   9.02   $   8.46   $   7.21   $   8.34
Total Return.......................................        4.0%       6.5%      17.4%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.8%       1.8%       2.6%       4.1%       7.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  5,075   $  4,417   $  2,279   $    352   $     --
Units Outstanding..................................         421        382        210         38         --
Variable Accumulation Unit Value...................    $  12.06   $  11.58   $  10.85   $   9.23   $     --
Total Return.......................................        4.1%       6.7%      17.6%      (7.7%)        --
Investment Income Ratio............................        1.9%       2.1%       3.5%      10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    833   $    751   $     70   $      5   $     --
Units Outstanding..................................          64         60          6          1         --
Variable Accumulation Unit Value...................    $  13.02   $  12.55   $  11.81   $  10.08   $     --
Total Return.......................................        3.7%       6.3%      17.1%       0.8%         --
Investment Income Ratio............................        1.9%       2.7%       4.6%      24.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  2,345   $  1,673   $    469   $     --   $     --
Units Outstanding..................................         197        146         43         --         --
Variable Accumulation Unit Value...................    $  11.92   $  11.48   $  10.80   $     --   $     --
Total Return.......................................        3.8%       6.4%       8.0%         --         --
Investment Income Ratio............................        2.1%       2.5%       7.3%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         DREYFUS IP                                            FIDELITY(R)
                    TECHNOLOGY GROWTH--                                    VIP CONTRAFUND(R)--
                       INITIAL SHARES                                         INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 12,609   $ 16,780   $ 17,740   $  4,790   $  3,197   $346,947   $319,270   $291,995   $238,091   $279,422
       1,423      1,936      2,027        815        325     14,328     15,206     15,836     16,358     17,160
    $   8.87   $   8.67   $   8.75   $   5.88   $   9.84   $  24.21   $  21.00   $  18.44   $  14.56   $  16.28
        2.3%      (0.9%)     48.9%     (40.3%)     (1.6%)     15.3%      13.9%      26.7%     (10.6%)    (13.5%)
          --         --         --         --         --       0.3%       0.3%       0.5%       0.8%       0.8%

    $     91   $    113   $    182   $    156   $     23   $  1,588   $  1,465   $  1,321   $    981   $    883
           8         11         17         22          2        126        133        136        128        103
    $  10.79   $  10.56   $  10.67   $   7.18   $  12.03   $  12.68   $  11.02   $   9.69   $   7.66   $   8.58
        2.2%      (1.1%)     48.6%     (40.3%)     20.3%      15.1%      13.7%      26.5%     (10.7%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.4%       0.8%       0.6%

    $  6,397   $  8,362   $ 10,676   $  2,060   $    587   $ 58,804   $ 48,944   $ 41,757   $ 19,347   $  9,054
         715        952      1,201        344         58      4,831      4,625      4,484      2,627      1,097
    $   8.98   $   8.79   $   8.89   $   5.98   $  10.03   $  12.18   $  10.58   $   9.31   $   7.37   $   8.26
        2.1%      (1.1%)     48.6%     (40.4%)      0.3%      15.1%      13.6%      26.4%     (10.8%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.3%       0.6%       0.3%

    $  2,156   $  2,402   $  2,206   $    367   $     --   $ 18,030   $ 14,290   $ 11,685   $  3,664   $     --
         200        228        207         51         --      1,259      1,149      1,070        425         --
    $  10.79   $  10.55   $  10.65   $   7.16   $     --   $  14.33   $  12.43   $  10.93   $   8.63   $     --
        2.3%      (1.0%)     48.8%     (28.4%)        --      15.3%      13.8%      26.6%     (13.7%)        --
          --         --         --         --         --       0.3%       0.3%       0.3%         --         --

    $     45   $     29   $     32   $     --   $     --   $    732   $    526   $    398   $     53   $     --
           3          2          2         --         --         43         36         31          5         --
    $  14.24   $  13.97   $  14.17   $     --   $     --   $  16.91   $  14.73   $  12.99   $  10.30   $     --
        1.9%      (1.4%)     41.7%         --         --      14.8%      13.4%      26.1%       3.0%         --
          --         --         --         --         --       0.3%       0.3%       0.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                     VIP EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2005       2004       2003       2002       2001
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $173,409   $189,506   $179,594   $144,348   $175,541
Units Outstanding..................................     9,399     10,725     11,179     11,548     11,501
Variable Accumulation Unit Value...................  $  18.45   $  17.67   $  16.07   $  12.50   $  15.26
Total Return.......................................      4.4%      10.0%      28.5%     (18.1%)     (6.3%)
Investment Income Ratio............................      1.7%       1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $    662   $  1,372   $    877   $    626   $    529
Units Outstanding..................................        55        119         84         77         53
Variable Accumulation Unit Value...................  $  11.97   $  11.49   $  10.46   $   8.15   $   9.97
Total Return.......................................      4.2%       9.8%      28.3%     (18.2%)     (6.4%)
Investment Income Ratio............................      1.8%       1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 37,734   $ 39,178   $ 36,552   $ 20,493   $ 12,157
Units Outstanding..................................     3,203      3,465      3,548      2,552      1,237
Variable Accumulation Unit Value...................  $  11.78   $  11.31   $  10.30   $   8.03   $   9.83
Total Return.......................................      4.2%       9.8%      28.3%     (18.3%)     (6.5%)
Investment Income Ratio............................      1.7%       1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,392   $  9,223   $  8,099   $  2,204   $     --
Units Outstanding..................................       782        801        773        270         --
Variable Accumulation Unit Value...................  $  12.01   $  11.51   $  10.47   $   8.15   $     --
Total Return.......................................      4.3%       9.9%      28.5%     (18.5%)        --
Investment Income Ratio............................      1.6%       1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    694   $    651   $    370   $     72   $     --
Units Outstanding..................................        58         56         35          9         --
Variable Accumulation Unit Value...................  $  12.00   $  11.54   $  10.54   $   8.24   $     --
Total Return.......................................      3.9%       9.5%      27.9%     (17.6%)        --
Investment Income Ratio............................      1.6%       1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     JANUS ASPEN SERIES                                     JANUS ASPEN SERIES
                         BALANCED--                                         WORLDWIDE GROWTH--
                    INSTITUTIONAL SHARES                                   INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $438,220   $501,432   $541,659   $534,854   $607,299   $189,175   $231,574   $266,039   $250,712   $385,523
      20,068     24,437     28,250     31,372     32,862     11,939     15,251     18,103     20,859     23,563
    $  21.84   $  20.52   $  19.17   $  17.05   $  18.48   $  15.85   $  15.18   $  14.70   $  12.02   $  16.36
        6.5%       7.0%      12.5%      (7.7%)     (6.0%)      4.4%       3.3%      22.3%     (26.5%)    (23.5%)
        2.2%       2.2%       2.2%       2.4%       2.7%       1.3%       1.0%       1.1%       0.9%       0.5%

    $  1,886   $  2,176   $  2,620   $  2,506   $  2,538   $    829   $    985   $  1,136   $  1,024   $  1,111
         167        205        264        283        264        123        152        181        199        159
    $  11.29   $  10.62   $   9.94   $   8.85   $   9.61   $   6.74   $   6.46   $   6.27   $   5.13   $   7.00
        6.3%       6.9%      12.3%      (7.9%)     (6.2%)      4.2%       3.2%      22.1%     (26.6%)    (23.6%)
        2.2%       2.1%       2.2%       2.5%       3.0%       1.3%       0.9%       1.0%       0.7%       0.5%

    $ 65,609   $ 74,259   $ 79,154   $ 54,824   $ 26,039   $ 14,690   $ 16,987   $ 20,011   $ 13,227   $ 11,124
       6,178      7,429      8,458      6,575      2,875      2,375      2,864      3,479      2,806      1,730
    $  10.62   $  10.00   $   9.36   $   8.34   $   9.06   $   6.18   $   5.93   $   5.75   $   4.71   $   6.43
        6.2%       6.8%      12.2%      (7.9%)     (6.1%)      4.2%       3.1%      22.0%     (26.7%)    (23.6%)
        2.2%       2.2%       2.4%       3.1%       4.0%       1.4%       1.0%       1.4%       1.0%       0.7%

    $ 19,881   $ 21,177   $ 21,004   $  8,129   $     --   $  5,713   $  6,016   $  6,275   $  2,078   $     --
       1,691      1,916      2,032        884         --        557        612        659        267         --
    $  11.76   $  11.05   $  10.33   $   9.19   $     --   $  10.25   $   9.83   $   9.52   $   7.79   $     --
        6.4%       7.0%      12.4%      (8.1%)        --       4.3%       3.3%      22.2%     (22.1%)        --
        2.3%       2.3%       2.6%       5.6%         --       1.4%       1.0%       1.3%       2.5%         --

    $    680   $    647   $    513   $     82   $     --   $    134   $    135   $     84   $     --   $     --
          56         57         48          9         --         10         11          7         --         --
    $  12.10   $  11.42   $  10.72   $   9.57   $     --   $  12.97   $  12.48   $  12.13   $   9.96   $     --
        6.0%       6.5%      12.0%      (4.3%)        --       3.9%       2.9%      21.8%      (0.4%)        --
        2.3%       2.4%       2.9%       5.1%         --       1.4%       1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              MFS(R)
                                                                     INVESTORS TRUST SERIES--
                                                                          INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 21,375   $ 24,302   $ 24,572   $ 22,189   $ 29,963
Units Outstanding..................................       2,160      2,599      2,885      3,138      3,303
Variable Accumulation Unit Value...................    $   9.90   $   9.35   $   8.52   $   7.07   $   9.07
Total Return.......................................        5.8%       9.8%      20.5%     (22.1%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    323   $    368   $    340   $    260   $    231
Units Outstanding..................................          37         44         45         41         29
Variable Accumulation Unit Value...................    $   8.75   $   8.28   $   7.55   $   6.28   $   8.07
Total Return.......................................        5.7%       9.6%      20.3%     (22.2%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,819   $  6,024   $  5,795   $  4,309   $  4,146
Units Outstanding..................................         677        740        780        698        522
Variable Accumulation Unit Value...................    $   8.60   $   8.14   $   7.43   $   6.18   $   7.94
Total Return.......................................        5.6%       9.6%      20.2%     (22.2%)    (17.3%)
Investment Income Ratio............................        0.6%       0.6%       0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,287   $  1,319   $  1,236   $    463   $     --
Units Outstanding..................................         113        123        126         57         --
Variable Accumulation Unit Value...................    $  11.37   $  10.75   $   9.80   $   8.14   $     --
Total Return.......................................        5.8%       9.8%      20.4%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.6%       0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     91   $     91   $     74   $     --   $     --
Units Outstanding..................................           6          7          6         --         --
Variable Accumulation Unit Value...................    $  14.35   $  13.62   $  12.46   $     --   $     --
Total Return.......................................        5.4%       9.3%      24.6%         --         --
Investment Income Ratio............................        0.6%       0.6%       0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                           MFS(R)                                                 MFS(R)
                          RESEARCH                                              UTILITIES
                   SERIES--INITIAL CLASS                                  SERIES--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 30,730   $ 34,542   $ 33,395   $ 29,511   $ 46,896   $  2,771   $  1,792   $    870   $    299   $    135
       2,867      3,422      3,779      4,107      4,857        208        155         97         45         15
    $  10.73   $  10.09   $   8.84   $   7.19   $   9.66   $  13.33   $  11.57   $   9.01   $   6.72   $   8.83
        6.3%      14.2%      23.0%     (25.6%)    (22.4%)     15.2%      28.4%      34.0%     (23.8%)    (11.7%)
        0.5%       1.1%       0.7%       0.3%         --       0.5%       1.3%       1.7%       2.4%         --

    $    246   $    298   $    307   $    270   $    376   $     19   $     23   $     16   $     10   $     --
          32         42         49         53         55          1          2          2          1         --
    $   7.59   $   7.15   $   6.27   $   5.10   $   6.87   $  15.66   $  13.61   $  10.62   $   7.93   $  10.43
        6.1%      14.1%      22.8%     (25.7%)    (22.5%)     15.0%      28.2%      33.8%     (23.9%)      4.3%
        0.5%       1.1%       0.7%       0.3%         --       0.6%       1.3%       2.1%       0.3%         --

    $  5,561   $  6,554   $  6,172   $  4,401   $  5,269   $  2,247   $  1,955   $  1,138   $    390   $    258
         767        958      1,029        900        801        180        180        134         62         31
    $   7.26   $   6.84   $   6.00   $   4.89   $   6.58   $  12.50   $  10.87   $   8.49   $   6.35   $   8.35
        6.1%      14.0%      22.7%     (25.7%)    (22.5%)     15.0%      28.1%      33.7%     (24.0%)    (16.5%)
        0.5%       1.1%       0.6%       0.3%         --       0.6%       1.4%       2.1%       3.0%         --

    $  1,131   $  1,125   $  1,035   $    357   $     --   $    147   $    132   $    104   $     41   $     --
          96        102        107         45         --          7          8          8          4         --
    $  11.76   $  11.07   $   9.69   $   7.89   $     --   $  20.16   $  17.50   $  13.64   $  10.18   $     --
        6.3%      14.2%      22.9%     (21.1%)        --      15.2%      28.3%      33.9%       1.8%         --
        0.5%       1.1%       0.6%         --         --       0.6%       1.5%       2.2%         --         --

    $     22   $     27   $      8   $     --   $     --   $     55   $     44   $     15   $     --   $     --
           2          2          1         --         --          3          3          1         --         --
    $  14.23   $  13.44   $  11.82   $   9.65   $     --   $  17.92   $  15.62   $  12.22   $     --   $     --
        5.8%      13.7%      22.5%      (3.5%)        --      14.7%      27.8%      22.2%         --         --
        0.4%       0.5%       0.2%         --         --       0.6%       1.3%         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         NEUBERGER BERMAN
                                                                           AMT MID-CAP
                                                                         GROWTH--CLASS I
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,233   $  3,795   $  4,336   $  1,673   $    464
Units Outstanding..................................         296        390        511        249         48
Variable Accumulation Unit Value...................    $  10.92   $   9.73   $   8.49   $   6.72   $   9.64
Total Return.......................................       12.2%      14.7%      26.3%     (30.3%)     (3.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     43   $     59   $     69   $     26   $      1
Units Outstanding..................................           4          6          8          4         --
Variable Accumulation Unit Value...................    $  11.23   $  10.02   $   8.75   $   6.94   $   9.98
Total Return.......................................       12.0%      14.5%      26.1%     (30.4%)     (0.2%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,913   $  3,531   $  3,204   $  1,192   $    184
Units Outstanding..................................         258        350        364        171         18
Variable Accumulation Unit Value...................    $  11.28   $  10.08   $   8.81   $   6.99   $  10.05
Total Return.......................................       11.9%      14.5%      26.0%     (30.5%)      0.5%
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $    711   $    672   $    619   $    156   $     --
Units Outstanding..................................          45         48         51         16         --
Variable Accumulation Unit Value...................    $  15.71   $  14.01   $  12.22   $   9.68   $     --
Total Return.......................................       12.1%      14.6%      26.2%      (3.2%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    117   $    110   $     82   $     --   $     --
Units Outstanding..................................           8          8          7         --         --
Variable Accumulation Unit Value...................    $  15.11   $  13.53   $  11.85   $   9.42   $     --
Total Return.......................................       11.7%      14.2%      25.8%      (5.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      Royce       Royce                        T. ROWE PRICE
    Micro-Cap   Small-Cap                          EQUITY
    Portfolio   Portfolio                     INCOME PORTFOLIO
    ---------   ---------   ----------------------------------------------------
      2005        2005        2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------
    $  1,905    $  4,337    $150,117   $144,311   $117,894   $ 89,634   $ 85,476
         159         387      10,552     10,397      9,625      9,056      7,398
    $  12.16    $  11.18    $  14.22   $  13.88   $  12.25   $   9.90   $  11.55
       21.6%       11.8%        2.5%      13.3%      23.7%     (14.3%)        --
        1.5%          --        1.6%       1.6%       1.7%       1.7%       1.6%

    $     46    $  1,261    $  1,231   $  1,478   $  1,524   $  1,044   $    902
           4         119          91        112        130        110         81
    $  12.27    $  10.56    $  13.54   $  13.24   $  11.70   $   9.47   $  11.07
       22.7%        5.6%        2.3%      13.2%      23.6%     (14.5%)        --
        1.5%          --        1.5%       1.6%       1.7%       1.7%       1.6%

    $  1,555    $  2,400    $ 54,289   $ 50,653   $ 41,615   $ 22,371   $  9,712
         133         221       4,097      3,910      3,633      2,412        895
    $  12.04    $  10.83    $  13.25   $  12.95   $  11.45   $   9.27   $  10.85
       20.4%        8.3%        2.3%      13.1%      23.5%     (14.5%)        --
        1.5%          --        1.6%       1.6%       1.8%       1.9%       1.9%

    $  2,259    $  3,127    $ 14,572   $ 13,286   $ 11,020   $  3,453   $     --
         190         284       1,236      1,154      1,084        420         --
    $  11.85    $  10.98    $  11.79   $  11.51   $  10.17   $   8.22   $     --
       18.5%        9.8%        2.4%      13.3%      23.7%     (17.8%)        --
        1.6%          --        1.6%       1.6%       1.9%       3.1%         --

    $     77    $     62    $    661   $    634   $    461   $    117   $     --
           7           6          55         54         45         14         --
    $  11.67    $  10.47    $  11.92   $  11.68   $  10.36   $   8.41   $     --
       16.7%        4.7%        2.0%      12.8%      23.2%     (15.9%)        --
        2.3%          --        1.6%       1.6%       1.9%       2.7%         --

    $    854    $  1,622    $     --   $     --   $     --   $     --   $     --
          68         148          --         --         --         --         --
    $  11.98    $  10.90    $     --   $     --   $     --   $     --   $     --
       19.8%        9.0%          --         --         --         --         --
        2.0%          --          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             VAN ECK
                                                                            WORLDWIDE
                                                                           HARD ASSETS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 66,110   $ 19,773   $ 10,239   $  6,351   $  3,510
Units Outstanding..................................       2,840      1,271        805        714        378
Variable Accumulation Unit Value...................    $  23.26   $  15.55   $  12.72   $   8.89   $   9.28
Total Return.......................................       49.6%      22.3%      43.1%      (4.2%)    (11.7%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.5%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,299   $    292   $    190   $     49   $     29
Units Outstanding..................................          56         19         15          6          3
Variable Accumulation Unit Value...................    $  23.01   $  15.41   $  12.62   $   8.83   $   9.24
Total Return.......................................       49.3%      22.1%      42.8%      (4.3%)    (11.8%)
Investment Income Ratio............................        0.2%       0.3%       0.3%       0.3%       3.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,056   $ 16,224   $  5,745   $  2,229   $    238
Units Outstanding..................................       2,279      1,040        449        249         25
Variable Accumulation Unit Value...................    $  23.29   $  15.61   $  12.79   $   8.96   $   9.37
Total Return.......................................       49.3%      22.0%      42.8%      (4.4%)    (11.9%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.2%       1.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 27,352   $  7,059   $  1,461   $    326   $     --
Units Outstanding..................................       1,242        480        121         39         --
Variable Accumulation Unit Value...................    $  22.00   $  14.71   $  12.04   $   8.42   $     --
Total Return.......................................       49.5%      22.2%      43.0%     (15.8%)        --
Investment Income Ratio............................        0.2%       0.2%       0.3%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,221   $    371   $     63   $     --   $     --
Units Outstanding..................................          44         20          4         --         --
Variable Accumulation Unit Value...................    $  27.62   $  18.55   $  15.24   $     --   $     --
Total Return.......................................       48.9%      21.7%      52.4%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 20,900   $  4,069   $    348   $     --   $     --
Units Outstanding..................................         853        249         26         --         --
Variable Accumulation Unit Value...................    $  24.36   $  16.35   $  13.42   $     --   $     --
Total Return.......................................       49.0%      21.8%      34.2%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       Van Kampen UIF
                      Emerging Markets
                      Equity--Class I
    ----------------------------------------------------
      2005       2004       2003       2002       2001
    ----------------------------------------------------
    $ 56,637   $ 39,055   $ 33,055   $ 22,764   $ 25,016
       3,378      3,076      3,161      3,213      3,172
    $  16.76   $  12.70   $  10.46   $   7.09   $   7.89
       32.0%      21.4%      47.6%     (10.2%)     (7.7%)
        0.4%       0.7%         --         --         --

    $    570   $    164   $    697   $    109   $  5,828
          47         18         92         21      1,019
    $  12.07   $   9.15   $   7.55   $   5.12   $   5.72
       31.8%      21.2%      47.4%     (10.4%)     (7.9%)
        0.3%       0.6%         --         --         --

    $ 13,590   $  7,050   $  5,409   $  2,432   $    594
         973        663        617        408         89
    $  14.00   $  10.63   $   8.77   $   5.96   $   6.64
       31.7%      21.2%      47.3%     (10.3%)     (8.0%)
        0.4%       0.7%         --         --         --

    $  3,772   $  1,965   $  1,279   $    456   $     --
         203        139        110         58         --
    $  18.60   $  14.10   $  11.62   $   7.88   $     --
       31.9%      21.3%      47.5%     (21.2%)        --
        0.4%       0.7%         --         --         --

    $    112   $     57   $     19   $     --   $     --
           5          3          1         --         --
    $  23.75   $  18.07   $  14.95   $     --   $     --
       31.4%      20.9%      49.5%         --         --
        0.4%       0.7%         --         --         --

    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                               MainStay VP           MainStay VP                 MainStay VP                  MainStay VP
                               Balanced--           Basic Value--                   Bond--               Capital Appreciation--
                              Service Class         Service Class               Service Class                Service Class
                              -------------   -------------------------   --------------------------   --------------------------
                                  2005         2005      2004     2003     2005      2004      2003     2005      2004      2003
                              ---------------------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................    $32,603      $ 4,281   $3,119   $  821   $11,334   $ 7,474   $2,929   $ 9,595   $ 7,459   $2,760
Units Outstanding............      3,115          332      251       73     1,110       737      296       788       653      248
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.87   $12.40   $11.32   $ 10.20   $ 10.15   $ 9.91   $ 12.17   $ 11.42   $11.15
Total Return.................       4.6%         3.8%     9.6%    13.2%      0.5%      2.4%    (0.9%)     6.6%      2.5%    11.5%
Investment Income Ratio......       1.7%         0.9%     1.2%     2.7%      3.7%      4.8%    13.3%        --      0.1%     0.5%

SERIES II POLICIES (b)
Net Assets...................    $ 1,467      $    37   $   --   $   --   $   349   $     5   $   --   $    78   $     6   $   --
Units Outstanding............        136            3       --       --        35         1       --         7         1       --
Variable Accumulation Unit
 Value.......................    $ 10.41      $ 10.53   $10.00   $   --   $ 10.06   $ 10.02   $   --   $ 10.98   $ 10.31   $   --
Total Return.................       4.1%         5.3%       --       --      0.3%      0.2%       --      6.4%      3.1%       --
Investment Income Ratio......       3.0%         3.1%       --       --      7.8%     48.1%       --        --      0.8%       --

SERIES III POLICIES (c)
Net Assets...................    $19,146      $ 7,357   $6,678   $1,807   $24,637   $19,603   $6,344   $17,835   $16,081   $5,334
Units Outstanding............      1,825          576      541      160     2,427     1,936      640     1,456     1,396      474
Variable Accumulation Unit
 Value.......................    $ 10.44      $ 12.78   $12.34   $11.29   $ 10.15   $ 10.12   $ 9.91   $ 12.25   $ 11.52   $11.26
Total Return.................       4.4%         3.5%     9.3%    12.9%      0.3%      2.2%    (0.9%)     6.4%      2.2%    12.6%
Investment Income Ratio......       2.2%         0.8%     1.1%     2.9%      3.4%      4.8%    17.1%        --      0.1%     0.6%

SERIES IV POLICIES (d)
Net Assets...................    $13,881      $ 7,259   $5,699   $2,039   $23,266   $16,738   $5,867   $11,771   $10,571   $4,522
Units Outstanding............      1,320          563      461      181     2,275     1,649      592       968       926      406
Variable Accumulation Unit
 Value.......................    $ 10.45      $ 12.82   $12.37   $11.29   $ 10.19   $ 10.15   $ 9.92   $ 12.16   $ 11.41   $11.14
Total Return.................       4.5%         3.7%     9.5%    12.9%      0.4%      2.3%    (0.8%)     6.6%      2.4%    11.4%
Investment Income Ratio......       2.3%         0.8%     1.1%     2.8%      3.5%      5.0%    15.6%        --      0.1%     0.5%

SERIES V POLICIES (e)
Net Assets...................    $ 1,509      $   686   $  551   $  133   $ 2,429   $ 1,362   $  407   $   554   $   429   $   86
Units Outstanding............        144           54       45       12       242       136       41        47        38        8
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.62   $12.22   $11.21   $ 10.02   $ 10.02   $ 9.83   $ 11.88   $ 11.20   $10.98
Total Return.................       4.6%         3.3%     9.1%    12.1%        --      1.9%    (1.7%)     6.1%      2.0%     9.8%
Investment Income Ratio......       1.8%         0.8%     1.2%     5.2%      3.7%      5.2%    14.8%        --      0.1%     1.3%

SERIES VI POLICIES (f)
Net Assets...................    $13,375      $ 4,536   $3,804   $  907   $14,340   $ 9,200   $3,343   $11,667   $ 8,794   $2,186
Units Outstanding............      1,275          353      309       80     1,415       912      338       967       774      197
Variable Accumulation Unit
 Value.......................    $ 10.43      $ 12.73   $12.32   $11.28   $ 10.11   $ 10.09   $ 9.89   $ 12.06   $ 11.36   $11.12
Total Return.................       4.3%         3.4%     9.2%    12.8%      0.1%      2.0%    (1.1%)     6.2%      2.1%    11.2%
Investment Income Ratio......       2.2%         0.8%     1.0%     2.8%      3.7%      5.2%    14.5%        --      0.1%     0.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP             MAINSTAY VP
                COMMON STOCK--                 CONVERTIBLE--             DEVELOPING GROWTH--       FLOATING RATE--
                 SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS           SERVICE CLASS
          ---------------------------   ---------------------------   --------------------------   ---------------
           2005      2004      2003      2005      2004      2003      2005      2004     2003          2005
          --------------------------------------------------------------------------------------------------------
          $ 7,104   $ 4,810   $ 1,842   $13,293   $10,142   $ 3,817   $ 3,145   $ 1,949  $   637       $36,518
              539       387       162     1,105       884       347       235       161       55         3,612
          $ 13.17   $ 12.44   $ 11.40   $ 12.03   $ 11.48   $ 10.99   $ 13.34   $ 12.11  $ 11.63       $ 10.10
             5.9%      9.1%     14.0%      4.9%      4.4%      9.9%     10.2%      4.1%    16.3%          1.0%
             1.0%      1.6%      3.7%      1.5%      2.4%      8.3%        --        --       --          4.5%

          $    34   $    --   $    --   $   358   $    24   $    --   $    45   $     3  $    --       $ 4,001
                3        --        --        34         2        --         4        --       --           373
          $ 10.54   $ 10.00   $    --   $ 10.58   $ 10.11   $    --   $ 11.00   $ 10.00  $    --       $ 10.14
             5.4%        --        --      4.7%      1.1%        --     10.0%        --       --          1.4%
             2.7%        --        --      4.8%     58.1%        --        --        --       --          4.9%

          $12,796   $10,274   $ 3,094   $25,860   $23,424   $ 7,798   $ 6,081   $ 4,769  $ 1,458       $13,041
              981       832       273     2,151     2,039       707       465       400      127         1,272
          $ 13.04   $ 12.34   $ 11.34   $ 12.02   $ 11.49   $ 11.03   $ 13.11   $ 11.92  $ 11.47       $ 10.08
             5.7%      8.9%     13.4%      4.7%      4.2%     10.3%     10.0%      3.9%    14.7%          0.8%
             0.9%      1.7%      4.1%      1.4%      2.5%      9.0%        --        --       --          4.7%

          $14,034   $10,070   $ 3,340   $25,647   $20,014   $ 7,040   $ 5,606   $ 4,310  $ 1,358       $10,796
            1,063       810       293     2,141     1,754       644       421       357      117         1,052
          $ 13.15   $ 12.43   $ 11.40   $ 11.96   $ 11.41   $ 10.94   $ 13.31   $ 12.09  $ 11.62       $ 10.09
             5.8%      9.0%     14.0%      4.8%      4.3%      9.4%     10.1%      4.1%    16.2%          0.9%
             0.9%      1.7%      3.4%      1.5%      2.5%      8.5%        --        --       --          4.8%

          $   309   $   213   $    38   $ 1,608   $ 1,466   $   533   $   232   $   170  $    64       $ 1,686
               24        17         3       136       129        49        18        14        6           164
          $ 12.96   $ 12.29   $ 11.32   $ 11.84   $ 11.34   $ 10.91   $ 12.97   $ 11.83  $ 11.41       $ 10.25
             5.4%      8.6%     13.2%      4.4%      3.9%      9.1%      9.7%      3.6%    14.1%          2.5%
             0.9%      1.6%      2.4%      1.4%      2.4%      9.5%        --        --       --          4.7%

          $ 7,321   $ 5,161   $ 1,484   $16,730   $12,642   $ 3,430   $ 3,248   $ 2,228  $   721       $11,829
              561       417       130     1,418     1,120       316       242       182       61         1,145
          $ 13.05   $ 12.37   $ 11.38   $ 11.79   $ 11.28   $ 10.85   $ 13.40   $ 12.21  $ 11.77       $ 10.13
             5.5%      8.7%     13.8%      4.5%      4.0%      8.5%      9.8%      3.7%    17.7%          1.3%
             1.0%      1.8%      3.4%      1.5%      2.8%      9.2%        --        --       --          4.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                                GOVERNMENT--             HIGH YIELD CORPORATE BOND--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  8,799   $  6,080   $  2,651   $ 50,262   $ 33,434   $ 10,501
Units Outstanding..................................         881        614        272      3,920      2,643        920
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.75   $  12.81   $  12.65   $  11.41
Total Return.......................................        0.7%       1.6%      (2.5%)      1.2%      10.9%      14.1%
Investment Income Ratio............................        3.6%       5.6%      14.3%       6.8%      10.1%      26.0%

SERIES II POLICIES (b)
Net Assets.........................................    $    316   $      5   $     --   $  2,500   $     64   $     --
Units Outstanding..................................          30         --         --        242          6         --
Variable Accumulation Unit Value...................    $  10.06   $  10.01   $     --   $  10.29   $  10.18   $     --
Total Return.......................................        0.5%       0.1%         --       1.1%       1.8%         --
Investment Income Ratio............................        6.8%      86.3%         --      12.6%      87.4%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 16,243   $ 12,875   $  4,087   $117,498   $ 94,871   $ 28,302
Units Outstanding..................................       1,645      1,310        422      9,264      7,556      2,495
Variable Accumulation Unit Value...................    $   9.88   $   9.83   $   9.69   $  12.69   $  12.56   $  11.35
Total Return.......................................        0.5%       1.4%      (3.1%)      1.0%      10.7%      13.5%
Investment Income Ratio............................        3.3%       5.7%      18.2%       6.4%      10.2%      30.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,766   $ 11,256   $  4,147   $103,496   $ 76,786   $ 25,512
Units Outstanding..................................       1,481      1,136        425      8,052      6,041      2,224
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.76   $  12.86   $  12.71   $  11.47
Total Return.......................................        0.6%       1.6%      (2.4%)      1.2%      10.8%      14.7%
Investment Income Ratio............................        3.4%       5.6%      16.5%       6.4%      10.0%      26.4%

SERIES V POLICIES (e)
Net Assets.........................................    $  1,257   $    706   $    421   $ 11,657   $  8,737   $  2,901
Units Outstanding..................................         127         72         43        922        697        255
Variable Accumulation Unit Value...................    $   9.87   $   9.85   $   9.74   $  12.64   $  12.54   $  11.36
Total Return.......................................        0.2%       1.2%      (2.6%)      0.8%      10.4%      13.6%
Investment Income Ratio............................        3.8%       5.1%      14.0%       6.5%      10.2%      27.0%

SERIES VI POLICIES (f)
Net Assets.........................................    $  8,125   $  4,800   $  1,800   $ 64,705   $ 39,920   $  9,211
Units Outstanding..................................         818        487        185      5,086      3,173        809
Variable Accumulation Unit Value...................    $   9.88   $   9.85   $   9.73   $  12.69   $  12.58   $  11.39
Total Return.......................................        0.3%       1.3%      (2.7%)      0.9%      10.5%      13.9%
Investment Income Ratio............................        3.8%       5.6%      16.2%       7.2%      11.7%      29.6%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
          Income & Growth--              International Equity--             LARGE CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $  3,830   $  2,450   $    503   $ 12,520   $  5,975   $  1,340   $  3,045   $  2,041   $    820
         302        200         45        869        441        114        278        191         74
    $  12.64   $  12.27   $  11.07   $  14.39   $  13.55   $  11.74   $  10.96   $  10.67   $  11.11
        3.0%      10.8%      10.7%       6.3%      15.4%      17.4%       2.7%      (3.9%)     11.1%
        1.2%       2.8%       5.6%       2.0%       1.3%       6.9%         --       0.1%       0.4%

    $    311   $     13   $     --   $    626   $      8   $     --   $     72   $     --   $     --
          30          1         --         56          1         --          6         --         --
    $  10.43   $  10.14   $     --   $  10.82   $  10.19   $     --   $  11.32   $  10.00   $     --
        2.9%       1.4%         --       6.1%       1.9%         --      13.2%         --         --
        1.6%      63.6%         --       4.1%      10.9%         --         --         --         --

    $  8,051   $  5,324   $  1,437   $ 26,887   $ 16,793   $  2,933   $  6,797   $  6,358   $  2,737
         622        423        126      1,907      1,262        254        624        598        247
    $  12.94   $  12.59   $  11.38   $  14.11   $  13.30   $  11.55   $  10.89   $  10.63   $  11.08
        2.8%      10.6%      13.8%       6.0%      15.2%      15.5%       2.5%      (4.1%)     10.8%
        1.2%       2.6%       6.1%       1.8%       1.4%       8.0%         --         --       0.4%

    $  7,628   $  5,136   $  1,389   $ 26,069   $ 13,748   $  2,849   $  5,526   $  5,116   $  2,233
         590        410        123      1,829      1,027        246        505        480        201
    $  12.91   $  12.53   $  11.32   $  14.21   $  13.38   $  11.60   $  10.93   $  10.65   $  11.09
        3.0%      10.8%      13.2%       6.2%      15.4%      16.0%       2.6%      (4.0%)     10.9%
        1.1%       2.5%       5.3%       2.0%       1.3%       6.6%         --         --       0.3%

    $    553   $    292   $     24   $  1,609   $    684   $     78   $    453   $    272   $     60
          44         24          2        117         53          7         43         26          6
    $  12.67   $  12.35   $  11.19   $  13.71   $  12.96   $  11.28   $  10.53   $  10.30   $  10.77
        2.6%      10.3%      11.9%       5.8%      14.9%      12.8%       2.2%      (4.3%)      7.7%
        1.3%       3.0%       4.4%       2.2%       1.5%      11.7%         --       0.1%       0.5%

    $  6,954   $  3,499   $    600   $ 17,356   $  7,562   $  1,381   $  3,647   $  2,723   $  1,265
         546        282         53      1,251        578        121        337        257        114
    $  12.73   $  12.40   $  11.23   $  13.85   $  13.08   $  11.37   $  10.84   $  10.59   $  11.06
        2.7%      10.4%      12.3%       5.9%      15.0%      13.7%       2.3%      (4.2%)     10.6%
        1.3%       3.2%       5.3%       2.1%       1.5%       7.6%         --       0.1%       0.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                               MID CAP CORE--                  MID CAP GROWTH--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,966   $  5,876   $  1,477   $ 18,597   $  9,510   $  2,376
Units Outstanding..................................         740        414        125      1,104        653        197
Variable Accumulation Unit Value...................    $  16.17   $  14.19   $  11.80   $  16.77   $  14.56   $  12.07
Total Return.......................................       14.0%      20.2%      18.0%      15.2%      20.6%      20.7%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    349   $     11   $     --   $    598   $      5   $     --
Units Outstanding..................................          28          1         --         51          1         --
Variable Accumulation Unit Value...................    $  11.60   $  10.19   $     --   $  11.78   $  10.24   $     --
Total Return.......................................       13.8%       1.9%         --      15.0%       2.4%         --
Investment Income Ratio............................        1.1%       3.1%         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,987   $ 13,092   $  2,774   $ 33,555   $ 21,257   $  5,125
Units Outstanding..................................       1,375        931        237      2,054      1,494        434
Variable Accumulation Unit Value...................    $  15.99   $  14.06   $  11.72   $  16.35   $  14.23   $  11.82
Total Return.......................................       13.7%      20.0%      17.2%      15.0%      20.4%      18.2%
Investment Income Ratio............................        0.4%       0.5%       1.4%         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,680   $ 10,128   $  2,677   $ 30,962   $ 17,454   $  5,111
Units Outstanding..................................       1,220        719        228      1,884      1,224        432
Variable Accumulation Unit Value...................    $  16.05   $  14.09   $  11.73   $  16.42   $  14.26   $  11.83
Total Return.......................................       13.9%      20.1%      17.3%      15.1%      20.5%      18.3%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,543   $    656   $    183   $  1,475   $    854   $    186
Units Outstanding..................................          96         47         16         92         61         16
Variable Accumulation Unit Value...................    $  15.99   $  14.09   $  11.78   $  15.98   $  13.94   $  11.61
Total Return.......................................       13.5%      19.7%      17.8%      14.7%      20.1%      16.1%
Investment Income Ratio............................        0.5%       0.5%       3.0%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 18,737   $  7,802   $  1,319   $ 24,736   $ 11,705   $  2,941
Units Outstanding..................................       1,183        560        113      1,485        808        244
Variable Accumulation Unit Value...................    $  15.83   $  13.94   $  11.64   $  16.62   $  14.48   $  12.05
Total Return.......................................       13.6%      19.8%      16.4%      14.8%      20.2%      20.5%
Investment Income Ratio............................        0.5%       0.6%       1.4%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
           Mid Cap Value--                  S&P 500 Index--                 SMALL CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $ 18,099   $  9,220   $  2,399   $ 32,438   $ 20,964   $  6,828   $ 12,419   $  7,815   $  2,355
       1,298        688        207      2,570      1,713        606        921        593        192
    $  13.94   $  13.41   $  11.60   $  12.61   $  12.24   $  11.26   $  13.48   $  13.17   $  12.24
        4.0%      15.6%      16.0%       3.0%       8.7%      12.6%       2.4%       7.6%      22.4%
        0.7%       1.1%       3.4%       1.2%       2.1%       4.6%         --         --         --

    $    522   $     34   $     --   $    621   $     16   $     --   $    215   $      6   $     --
          49          3         --         61          2         --         20          1         --
    $  10.69   $  10.29   $     --   $  10.55   $  10.25   $     --   $  10.53   $  10.30   $     --
        3.8%       2.9%         --       2.9%       2.5%         --       2.2%       3.0%         --
        1.1%       7.1%         --       2.8%      17.1%         --         --         --         --

    $ 41,554   $ 25,830   $  6,443   $ 63,957   $ 51,775   $ 13,604   $ 20,401   $ 16,734   $  4,735
       2,962      1,910        550      5,119      4,261      1,215      1,509      1,265        384
    $  14.03   $  13.52   $  11.72   $  12.49   $  12.15   $  11.20   $  13.52   $  13.23   $  12.32
        3.8%      15.4%      17.2%       2.8%       8.5%      12.0%       2.2%       7.4%      23.2%
        0.7%       1.0%       3.8%       1.1%       2.1%       5.6%         --         --         --

    $ 38,107   $ 21,168   $  5,125   $ 51,108   $ 38,290   $ 11,688   $ 20,161   $ 14,487   $  4,235
       2,741      1,580        442      4,057      3,132      1,038      1,524      1,122        353
    $  13.92   $  13.40   $  11.59   $  12.59   $  12.23   $  11.26   $  13.21   $  12.91   $  12.01
        3.9%      15.6%      15.9%       3.0%       8.6%      12.6%       2.3%       7.6%      20.1%
        0.7%       1.1%       3.5%       1.2%       2.1%       4.6%         --         --         --

    $  1,915   $    833   $    122   $  4,000   $  2,782   $  1,344   $    986   $    635   $     93
         140         63         11        321        229        120         77         51          8
    $  13.71   $  13.25   $  11.51   $  12.48   $  12.16   $  11.24   $  12.78   $  12.54   $  11.71
        3.5%      15.1%      15.1%       2.6%       8.2%      12.4%       1.9%       7.1%      17.1%
        0.8%       1.2%       4.3%       1.2%       1.8%       5.1%         --         --         --

    $ 26,504   $ 14,398   $  2,519   $ 31,482   $ 18,986   $  4,649   $ 13,093   $  9,643   $  2,201
       1,915      1,080        218      2,514      1,560        414        980        736        180
    $  13.81   $  13.33   $  11.57   $  12.50   $  12.17   $  11.24   $  13.36   $  13.10   $  12.21
        3.6%      15.2%      15.7%       2.7%       8.3%      12.4%       2.0%       7.2%      22.1%
        0.7%       1.3%       3.8%       1.3%       2.2%       5.0%         --         --         --

              MAINSTAY VP
             TOTAL RETURN--
             SERVICE CLASS
     ------------------------------
       2005       2004       2003
     ------------------------------
     $  7,820   $  5,622   $  1,835
          665        501        171
     $  11.76   $  11.23   $  10.73
         4.7%       4.6%       7.3%
         1.5%       2.2%       6.8%
     $     14   $      1   $     --
            1         --         --
     $  10.57   $  10.11   $     --
         4.5%       1.1%         --
         2.2%         --         --
     $ 16,290   $ 13,524   $  4,276
        1,394      1,209        399
     $  11.69   $  11.19   $  10.71
         4.5%       4.4%       7.1%
         1.4%       2.1%       8.3%
     $ 10,004   $  8,502   $  3,248
          842        749        299
     $  11.88   $  11.35   $  10.86
         4.7%       4.6%       8.6%
         1.4%       2.1%       7.6%
     $    636   $    487   $    159
           55         44         15
     $  11.48   $  11.01   $  10.57
         4.3%       4.2%       5.7%
         1.5%       2.2%      10.4%
     $  8,131   $  6,070   $  2,168
          706        552        205
     $  11.49   $  11.01   $  10.56
         4.4%       4.3%       5.6%
         1.5%       2.1%       7.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MainStay VP                 Alger American Small
                                                                  Value--                     Capitalization--
                                                               Service Class                   Class S Shares
                                                       ------------------------------   -----------------------------
                                                         2005       2004       2003       2005       2004      2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,722   $  8,003   $  2,572   $  5,850   $  2,923  $    671
Units Outstanding..................................         888        633        223        364        210        55
Variable Accumulation Unit Value...................    $  13.21   $  12.64   $  11.55   $  16.04   $  13.95  $  12.16
Total Return.......................................        4.5%       9.5%      15.5%      15.0%      14.7%     21.6%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES II POLICIES (b)
Net Assets.........................................    $    191   $      6   $     --   $    130   $      7  $     --
Units Outstanding..................................          18          1         --         11          1        --
Variable Accumulation Unit Value...................    $  10.65   $  10.21   $     --   $  11.95   $  10.41  $     --
Total Return.......................................        4.3%       2.1%         --      14.8%       4.1%        --
Investment Income Ratio............................        2.8%      15.5%         --         --         --        --

SERIES III POLICIES (c)
Net Assets.........................................    $ 24,079   $ 19,389   $  5,058   $  9,680   $  6,286  $  1,576
Units Outstanding..................................       1,841      1,546        440        609        452       130
Variable Accumulation Unit Value...................    $  13.08   $  12.54   $  11.48   $  15.95   $  13.90  $  12.15
Total Return.......................................        4.3%       9.2%      14.8%      14.7%      14.4%     21.5%
Investment Income Ratio............................        1.1%       1.4%       6.3%         --         --        --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 18,870   $ 14,111   $  4,598   $ 10,949   $  5,993  $  1,594
Units Outstanding..................................       1,409      1,101        392        685        432       132
Variable Accumulation Unit Value...................    $  13.39   $  12.82   $  11.72   $  15.95   $  13.88  $  12.11
Total Return.......................................        4.4%       9.4%      17.2%      14.9%      14.6%     21.1%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES V POLICIES (e)
Net Assets.........................................    $    729   $    544   $    160   $    457   $    241  $     22
Units Outstanding..................................          56         43         14         29         18         2
Variable Accumulation Unit Value...................    $  13.02   $  12.51   $  11.48   $  15.63   $  13.65  $  11.96
Total Return.......................................        4.0%       9.0%      14.8%      14.5%      14.2%     19.6%
Investment Income Ratio............................        1.2%       1.3%       7.5%         --         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 14,138   $  8,534   $  2,127   $  5,548   $  2,848  $    495
Units Outstanding..................................       1,074        679        185        348        205        41
Variable Accumulation Unit Value...................    $  13.09   $  12.57   $  11.52   $  15.90   $  13.88  $  12.15
Total Return.......................................        4.1%       9.1%      15.2%      14.6%      14.3%     21.5%
Investment Income Ratio............................        1.3%       1.5%       5.9%         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

    Colonial Small Cap
        VALUE FUND,                DREYFUS IP                  FIDELITY(R) VIP                FIDELITY(R) VIP
     VARIABLE SERIES--        TECHNOLOGY GROWTH--              CONTRAFUND(R)--                EQUITY-INCOME--
          CLASS B                SERVICE SHARES                SERVICE CLASS 2                SERVICE CLASS 2
    -------------------  ------------------------------  ----------------------------  -----------------------------
      2005       2004      2005       2004       2003      2005      2004      2003      2005       2004      2003
    ----------------------------------------------------------------------------------------------------------------
    $  7,798   $    521  $  4,703   $  3,225   $  1,226  $ 27,416  $ 12,675  $  3,715  $ 17,710   $ 10,243  $  2,888
         704         49       396        277        104     1,792       955       318     1,344        810       251
    $  11.03   $  10.61  $  11.87   $  11.63   $  11.77  $  15.27  $  13.27  $  11.69  $  13.16   $  12.64  $  11.53
        4.0%       6.1%      2.0%      (1.2%)     17.7%     15.0%     13.6%     16.9%      4.1%       9.7%     15.3%
          --       5.0%        --         --         --      0.1%      0.1%        --      1.1%       0.8%        --

    $    274   $      7  $     61   $     --   $     --  $  1,179  $     30  $     --  $    661   $     10  $     --
          24          1         6         --         --        98         3        --        63          1        --
    $  10.66   $  10.26  $  11.00   $  10.00   $     --  $  11.79  $  10.26  $     --  $  10.56   $  10.16  $     --
        3.9%       2.6%     10.0%         --         --     14.9%      2.6%        --      4.0%       1.6%        --
          --       2.4%        --         --         --        --        --        --        --         --        --

    $  4,868   $    304  $  6,985   $  7,184   $  2,883  $ 48,984  $ 29,756  $  7,143  $ 32,146   $ 23,055  $  5,733
         445         29       596        624        247     3,248     2,266       616     2,483      1,852       504
    $  10.97   $  10.57  $  11.73   $  11.52   $  11.67  $  15.08  $  13.13  $  11.59  $  12.94   $  12.45  $  11.37
        3.8%       5.7%      1.8%      (1.4%)     16.7%     14.8%     13.3%     15.9%      3.9%       9.5%     13.7%
          --       5.7%        --         --         --      0.1%      0.1%        --      1.3%       0.8%        --

    $  5,433   $    431  $  7,047   $  5,905   $  2,684  $ 55,871  $ 26,881  $  5,521  $ 30,273   $ 19,399  $  4,827
         495         41       597        512        230     3,612     2,004       467     2,307      1,542       421
    $  10.96   $  10.54  $  11.77   $  11.54   $  11.68  $  15.42  $  13.41  $  11.82  $  13.09   $  12.58  $  11.48
        4.0%       5.4%      2.0%      (1.2%)     16.8%     15.0%     13.5%     18.2%      4.1%       9.6%     14.8%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $    250   $     --  $    263   $    208   $    100  $  4,332  $  1,800  $    316  $  3,530   $  2,305  $    823
          23         --        23         18          9       292       139        28       270        183        71
    $  10.90   $  10.00  $  11.64   $  11.45   $  11.64  $  14.86  $  12.97  $  11.48  $  13.06   $  12.60  $  11.54
        9.0%         --      1.6%      (1.6%)     16.4%     14.5%     13.0%     14.8%      3.6%       9.2%     15.4%
          --         --        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $  3,044   $    286  $  3,105   $  2,927   $  1,302  $ 34,138  $ 15,263  $  2,520  $ 21,893   $ 14,146  $  2,977
         273         27       264        255        112     2,284     1,174       219     1,679      1,131       260
    $  10.92   $  10.54  $  11.67   $  11.48   $  11.65  $  14.91  $  13.00  $  11.49  $  12.98   $  12.51  $  11.44
        3.6%       5.4%      1.7%      (1.5%)     16.5%     14.6%     13.2%     14.9%      3.7%       9.3%     14.4%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              FIDELITY(R) VIP                JANUS ASPEN SERIES
                                                                 MID CAP--                       BALANCED--
                                                              SERVICE CLASS 2                  SERVICE SHARES
                                                       ------------------------------  ------------------------------
                                                         2005       2004       2003      2005       2004       2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 57,754   $ 28,222   $  2,237  $ 14,526   $ 10,378   $  4,308
Units Outstanding..................................       3,580      2,037        199     1,217        924        410
Variable Accumulation Unit Value...................    $  16.12   $  13.85   $  11.27  $  11.92   $  11.23   $  10.52
Total Return.......................................       16.4%      22.9%      12.7%      6.2%       6.8%       5.2%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    568   $     88   $      1  $    568   $      9   $     --
Units Outstanding..................................          39          7         --        55          1         --
Variable Accumulation Unit Value...................    $  14.50   $  12.48   $  10.17  $  10.84   $  10.23   $     --
Total Return.......................................       16.2%      22.7%       1.7%      6.0%       2.3%         --
Investment Income Ratio............................          --         --         --      3.1%      28.9%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 38,491   $ 21,172   $  1,207  $ 25,740   $ 21,340   $  8,228
Units Outstanding..................................       2,411      1,537        107     2,157      1,895        779
Variable Accumulation Unit Value...................    $  16.00   $  13.78   $  11.23  $  11.93   $  11.26   $  10.57
Total Return.......................................       16.1%      22.7%      12.3%      6.0%       6.6%       5.7%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       4.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 30,428   $ 14,301   $  1,082  $ 27,775   $ 20,968   $  7,590
Units Outstanding..................................       1,867      1,020         95     2,327      1,869        722
Variable Accumulation Unit Value...................    $  16.31   $  14.02   $  11.41  $  11.91   $  11.22   $  10.51
Total Return.......................................       16.3%      22.9%      14.1%      6.1%       6.7%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.6%

SERIES V POLICIES (e)
Net Assets.........................................    $  2,205   $  1,071   $     39  $  2,226   $  1,132   $    441
Units Outstanding..................................         144         81          4       189        101         42
Variable Accumulation Unit Value...................    $  15.27   $  13.18   $  10.77  $  11.80   $  11.16   $  10.50
Total Return.......................................       15.8%      22.4%       7.7%      5.7%       6.3%       5.0%
Investment Income Ratio............................          --         --         --      2.4%       2.7%       3.4%

SERIES VI POLICIES (f)
Net Assets.........................................    $ 21,051   $  9,297   $    499  $ 14,847   $ 11,228   $  4,069
Units Outstanding..................................       1,289        664         44     1,254      1,004        387
Variable Accumulation Unit Value...................    $  16.23   $  14.00   $  11.43  $  11.83   $  11.18   $  10.51
Total Return.......................................       16.0%      22.5%      14.3%      5.8%       6.4%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

          Janus Aspen Series               MFS(R) INVESTORS                      MFS(R)                           MFS(R)
          WORLDWIDE GROWTH--                TRUST SERIES--                 RESEARCH SERIES--                UTILITIES SERIES--
            SERVICE SHARES                  SERVICE CLASS                    SERVICE CLASS                    SERVICE CLASS
    ------------------------------  ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003      2005       2004       2003       2005       2004       2003       2005       2004       2003
    --------------------------------------------------------------------------------------------------------------------------------
    $  5,145   $  3,533   $  1,398  $  1,151   $    833   $    135   $  1,486   $    930   $    382   $ 69,366   $ 15,141   $      3
         416        297        121        92         70         12        112         74         35      4,346      1,092         --
    $  12.37   $  11.88   $  11.53  $  12.56   $  11.91   $  10.86   $  13.33   $  12.56   $  11.02   $  15.94   $  13.86   $  10.83
        4.1%       3.1%      15.3%      5.5%       9.6%       8.6%       6.1%      14.0%      10.2%      15.0%      28.0%       8.3%
        1.3%       1.1%       0.9%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%         --         --

    $     85   $     --   $     --  $      1   $     --   $     --   $     55   $     --   $     --   $  1,822   $    154   $     --
          11         --         --        --         --         --          5         --         --        127         12         --
    $  10.43   $  10.00   $     --  $  10.73   $  10.00   $     --   $  10.77   $  10.00   $     --   $  14.29   $  12.45   $     --
        4.3%         --         --      7.3%         --         --       7.7%         --         --      14.8%      24.5%         --
        2.3%         --         --        --         --         --       0.1%         --         --       0.3%         --         --

    $  8,306   $  7,463   $  2,542  $  1,404   $    874   $    314   $  2,038   $  1,616   $    637   $ 44,612   $ 11,129   $     80
         679        634        222       111         73         29        155        130         58      2,684        763          7
    $  12.23   $  11.78   $  11.45  $  12.60   $  11.96   $  10.94   $  13.18   $  12.45   $  10.95   $  16.73   $  14.58   $  11.41
        3.9%       2.9%      14.5%      5.3%       9.4%       9.4%       5.9%      13.7%       9.5%      14.7%      27.8%      14.1%
        1.2%       1.1%       1.0%      0.3%       0.4%         --       0.3%       0.8%         --       0.4%       0.1%         --

    $  7,855   $  6,067   $  2,226  $  1,769   $  1,095   $    469   $  2,182   $  1,604   $    460   $ 34,325   $  6,513   $     63
         640        515        195       140         91         43        168        131         43      2,044        444          5
    $  12.27   $  11.79   $  11.44  $  12.68   $  12.02   $  10.97   $  12.99   $  12.25   $  10.75   $  16.85   $  14.67   $  11.46
        4.1%       3.0%      14.4%      5.5%       9.5%       9.7%       6.0%      13.9%       7.5%      14.9%      28.0%      14.6%
        1.3%       1.1%       0.9%      0.3%       0.4%         --       0.3%       0.7%         --       0.4%       0.1%         --

    $    436   $    380   $     22  $    107   $     39   $     13   $     44   $     26   $     15   $  2,110   $    417   $     11
          36         33          2         9          3          1          3          2          1        126         28          1
    $  12.03   $  11.61   $  11.31  $  12.52   $  11.91   $  10.92   $  13.24   $  12.54   $  11.05   $  16.78   $  14.66   $  11.50
        3.6%       2.6%      13.1%      5.1%       9.1%       9.2%       5.6%      13.4%      10.5%      14.4%      27.5%      15.0%
        1.2%       1.4%       1.2%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%       0.2%         --

    $  4,001   $  2,880   $    983  $  1,015   $    783   $    187   $  1,715   $    856   $    279   $ 34,143   $  6,561   $      1
         334        250         88        81         66         17        128         68         25      2,042        451         --
    $  11.97   $  11.54   $  11.23  $  12.49   $  11.88   $  10.88   $  13.36   $  12.64   $  11.13   $  16.65   $  14.54   $  11.39
        3.7%       2.7%      12.3%      5.2%       9.2%       8.8%       5.7%      13.6%      11.3%      14.6%      27.6%      13.9%
        1.3%       1.2%       0.9%      0.3%       0.3%         --       0.3%       0.7%         --       0.4%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                            NEUBERGER BERMAN AMT                T. ROWE PRICE
                                                              MID-CAP GROWTH--                  EQUITY INCOME
                                                                  CLASS S                       PORTFOLIO--II
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,298   $  1,365   $      6   $ 18,925   $  9,680   $  2,506
Units Outstanding..................................         236        109          1      1,460        765        224
Variable Accumulation Unit Value...................    $  13.96   $  12.48   $  10.91   $  12.94   $  12.66   $  11.20
Total Return.......................................       11.9%      14.4%       9.1%       2.2%      13.0%      12.0%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.1%

SERIES II POLICIES (b)
Net Assets.........................................    $     29   $      2   $     --   $    903   $     16   $     --
Units Outstanding..................................           3         --         --         84          2         --
Variable Accumulation Unit Value...................    $  11.92   $  10.67   $     --   $  10.55   $  10.33   $     --
Total Return.......................................       11.7%       6.7%         --       2.1%       3.3%         --
Investment Income Ratio............................          --         --         --       1.9%       4.8%         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,766   $  1,635   $    105   $ 38,632   $ 26,791   $  5,783
Units Outstanding..................................         199        130         10      3,006      2,128        518
Variable Accumulation Unit Value...................    $  14.00   $  12.54   $  10.98   $  12.85   $  12.59   $  11.16
Total Return.......................................       11.6%      14.2%       9.8%       2.1%      12.8%      11.6%
Investment Income Ratio............................          --         --         --       1.4%       1.6%       2.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,083   $  1,505   $    269   $ 45,332   $ 24,618   $  5,370
Units Outstanding..................................         213        116         24      3,492      1,941        478
Variable Accumulation Unit Value...................    $  14.47   $  12.95   $  11.32   $  12.96   $  12.68   $  11.23
Total Return.......................................       11.8%      14.4%      13.2%       2.2%      13.0%      12.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.3%

SERIES V POLICIES (e)
Net Assets.........................................    $    356   $    307   $     82   $  4,636   $  2,966   $    933
Units Outstanding..................................          25         24          7        364        237         84
Variable Accumulation Unit Value...................    $  14.11   $  12.67   $  11.12   $  12.75   $  12.53   $  11.13
Total Return.......................................       11.4%      13.9%      11.2%       1.8%      12.5%      11.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.5%

SERIES VI POLICIES (f)
Net Assets.........................................    $  1,887   $    970   $     56   $ 29,037   $ 15,499   $  3,257
Units Outstanding..................................         133         76          5      2,261      1,233        292
Variable Accumulation Unit Value...................    $  14.15   $  12.69   $  11.13   $  12.81   $  12.57   $  11.16
Total Return.......................................       11.5%      14.0%      11.3%       1.9%      12.6%      11.6%
Investment Income Ratio............................          --         --         --       1.5%       1.7%       2.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

           Van Kampen UIF               Victory VIF
      Emerging Markets Equity--     Diversified Stock--
              Class II                Class A Shares
    -----------------------------   -------------------
      2005      2004       2003       2005       2004
    ---------------------------------------------------
    $  6,717  $  2,225   $    424   $  5,802   $  2,061
         304       134         31        483        184
    $  21.93  $  16.63   $  13.71   $  12.00   $  11.19
       31.9%     21.3%      37.1%       7.2%      11.9%
        0.4%      0.7%         --       0.1%       1.6%

    $    183  $      1   $     --   $    136   $     --
          13        --         --         13         --
    $  14.06  $  10.67   $     --   $  10.67   $  10.00
       31.7%      6.7%         --       6.7%         --
        0.4%        --         --         --         --

    $ 11,562  $  4,867   $  1,422   $  2,706   $  1,176
         555       305        108        228        106
    $  21.04  $  15.98   $  13.20   $  11.85   $  11.08
       31.7%     21.0%      32.0%       7.0%      10.8%
        0.4%      0.7%         --       0.1%       1.5%

    $ 12,712  $  4,745   $    729   $  4,210   $  1,599
         582       287         53        361        147
    $  21.82  $  16.55   $  13.65   $  11.68   $  10.90
       31.8%     21.2%      36.5%       7.2%       9.0%
        0.4%      0.7%         --       0.1%       1.8%

    $    462  $     73   $     --   $    260   $     13
          28         6         --         22          1
    $  16.74  $  12.76   $  10.57   $  11.58   $  10.85
       31.3%     20.7%       5.7%       6.8%       8.5%
        0.3%      0.9%         --       0.1%       2.0%

    $  8,696  $  2,312   $    297   $  3,197   $  1,007
         412       144         22        270         91
    $  21.05  $  16.01   $  13.25   $  11.82   $  11.06
       31.5%     20.9%      32.5%       6.9%      10.6%
        0.4%      0.9%         --       0.1%       2.2%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Basic Value--Initial Class (formerly known as MainStay VP Dreyfus Large Company Value--Initial Class), MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Developing Growth--Initial Class (formerly known as MainStay VP Lord Abbett Developing Growth--Initial Class), MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Income & Growth--Initial Class (formerly known as MainStay VP American Century Income & Growth--Initial Class), MainStay VP International Equity--Initial Class, MainStay VP Large Cap Growth--Initial Class (formerly known as MainStay VP Growth--Initial Class and MainStay VP Eagle Asset Management Growth Equity--Initial Class), MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, Alger American Small Capitalization--Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Balanced--Service Class, MainStay VP Basic Value--Service Class (formerly known as MainStay VP Dreyfus Large Company Value--Service Class), MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Developing Growth--Service Class (formerly known as MainStay VP Lord Abbett Developing Growth--Service Class), MainStay VP Floating Rate--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP Income & Growth--Service Class (formerly known as MainStay VP American Century Income & Growth--Service Class), MainStay VP International Equity--Service Class, MainStay VP Large Cap Growth--Service Class (formerly known as MainStay VP Growth--Service Class and MainStay VP Eagle Asset Management Growth Equity--Service Class), MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value-- Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2005 AND 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
                                    ASSETS
Fixed maturities, at fair value
  Available for sale........................................  $36,467   $34,527
  Trading securities........................................       13        26
Equity securities, at fair value
  Available for sale........................................       32        40
  Trading securities........................................       56        79
Mortgage loans..............................................    3,609     3,090
Policy loans................................................      599       570
Other long-term investments.................................      404       667
                                                              -------   -------
     Total investments......................................   41,180    38,999
Cash and cash equivalents...................................      422       680
Deferred policy acquisition costs...........................    2,978     2,437
Interest in annuity contracts...............................    4,005     3,712
Amounts recoverable from reinsurer..........................    6,090     5,935
Other assets................................................      754     1,351
Separate account assets.....................................   13,990    12,704
                                                              -------   -------
     Total assets...........................................  $69,419   $65,818
                                                              =======   =======

                     LIABILITIES AND STOCKHOLDER'S EQUITY


LIABILITIES
Policyholders' account balances.............................  $38,413   $34,715
Future policy benefits......................................    1,460     1,360
Policy claims...............................................      126       151
Obligations under structured settlement agreements..........    4,005     3,712
Amounts payable to reinsurer................................    4,844     4,553
Other liabilities...........................................    2,087     4,000
Separate account liabilities................................   13,990    12,704
                                                              -------   -------
     Total liabilities......................................   64,925    61,195
                                                              -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares
  authorized, 2,500 issued and outstanding).................       25        25
Additional paid in capital..................................    1,410     1,410
Accumulated other comprehensive income......................      231       653
Retained earnings...........................................    2,828     2,535
                                                              -------   -------
     Total stockholder's equity.............................    4,494     4,623
                                                              -------   -------
     Total liabilities and stockholder's equity.............  $69,419   $65,818
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums..................................................  $  138   $   29   $    3
  Fees-universal life and annuity policies..................     366      669      603
  Net investment income.....................................   2,187    2,006    1,801
  Net investment gains/(losses).............................      --       31       (3)
  Net revenue from reinsurance..............................     276        4        7
  Other income..............................................      33       26       24
                                                              ------   ------   ------
     Total revenues.........................................   3,000    2,765    2,435
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances......   1,488    1,376    1,257
  Policyholder benefits.....................................     216      169      139
  Operating expenses........................................     865      762      664
                                                              ------   ------   ------
     Total expenses.........................................   2,569    2,307    2,060
                                                              ------   ------   ------
  Income before income taxes................................     431      458      375
  Income tax expense........................................     138      150      116
                                                              ------   ------   ------
NET INCOME..................................................  $  293   $  308   $  259
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                             ACCUMULATED
                                                                                OTHER
                                                    ADDITIONAL              COMPREHENSIVE       TOTAL
                                          CAPITAL    PAID IN     RETAINED      INCOME       STOCKHOLDER'S
                                           STOCK     CAPITAL     EARNINGS      (LOSS)          EQUITY
                                          -------   ----------   --------   -------------   -------------
                                                                   (IN MI}LIONS)
BALANCE AT JANUARY 1, 2003..............    $25       $  910      $1,968        $ 451          $3,354
                                                                                               ------
Comprehensive income:
  Net income............................                             259                          259
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                          139             139
                                                                                               ------
  Other comprehensive income............                                                          139
                                                                                               ------
Total comprehensive income..............                                                          398
  Capital contribution..................                 500                                      500
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2003............     25        1,410       2,227          590           4,252
                                                                                               ------
Comprehensive income:
  Net income............................                             308                          308
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                           63              63
                                                                                               ------
  Other comprehensive income............                                                           63
                                                                                               ------
Total comprehensive income..............                                                          371
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2004............     25        1,410       2,535          653           4,623
                                                                                               ------
Comprehensive income:
  Net income............................                             293                          293
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                         (422)           (422)
                                                                                               ------
  Other comprehensive income............                                                         (422)
                                                                                               ------
Total comprehensive income..............                                                         (129)
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2005............    $25       $1,410      $2,828        $ 231          $4,494
                                            ===       ======      ======        =====          ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2005       2004       2003
                                                              --------   --------   --------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $    293   $    308   $    259
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization...........................        62         43         35
    Net capitalization of deferred policy acquisition
      costs.................................................      (232)      (318)      (336)
    Annuity and universal life fees.........................      (375)      (338)      (296)
    Interest credited to policyholders' account balances....     1,488      1,376      1,257
    Net investment (gains) losses...........................        --        (31)         3
    Deferred income taxes...................................        16         63         17
    Amortization of deferred gains on intercompany
      reinsurance...........................................       (20)        --         --
    (Increase) decrease in:
      Net separate account assets and liabilities...........        --          3         19
      Other assets and other liabilities....................       (31)       (14)      (257)
      Reinsurance recoverables and payables.................        76        (61)         7
      Trading securities....................................        32         36         89
    Increase (decrease) in:
      Policy claims.........................................       (25)        44          4
      Future policy benefits................................       156         19        (23)
                                                              --------   --------   --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES..........     1,440      1,130        778
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities.............    17,013     21,439     22,559
    Maturity of available for sale fixed maturities.........       532        567        418
    Sale of equity securities...............................        39         25         39
    Repayment of mortgage loans.............................       459        480        776
    Sale of other investments...............................       329         34        520
  Cost of:
    Available for sale fixed maturities acquired............   (20,135)   (26,796)   (27,666)
    Equity securities acquired..............................       (10)       (17)       (19)
    Mortgage loans acquired.................................      (978)      (852)    (1,052)
    Other investments acquired..............................       (70)      (443)       (70)
  Policy loans (net)........................................       (29)        (8)        14
                                                              --------   --------   --------
         NET CASH USED IN INVESTING ACTIVITIES..............    (2,850)    (5,571)    (4,481)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits................................................     5,828      6,235      5,094
    Withdrawals.............................................    (2,981)    (2,147)    (1,715)
    Net transfers to the separate accounts..................      (254)      (458)      (258)
  (Decrease) increase in loaned securities..................      (341)      (369)       125
  Securities sold under agreements to repurchase (net)......      (867)       866       (644)
  Net (paydowns) proceeds from affiliated credit
    agreements..............................................      (233)       233         --
  Capital contribution received from parent.................        --         --        500
                                                              --------   --------   --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES..........     1,152      4,360      3,102
                                                              --------   --------   --------
Net increase (decrease) in cash and cash equivalents........      (258)       (81)      (601)
                                                              --------   --------   --------
Cash and cash equivalents, beginning of year................       680        761      1,362
                                                              --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $    422   $    680   $    761
                                                              ========   ========   ========

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2005, 2004 AND 2003

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading securities are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Equity securities classified as available-for-sale, reflect unrealized gains and losses in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the Consolidated Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of depreciated cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements and are recorded at the amount of cash received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Deferred acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions on the expected gross profits result in retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     Deferred acquisition costs for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the lives of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

  SALES INDUCEMENTS

     For some Deferred Annuity products, the Company offers new policyholders a bonus equal to a specified percentage of the policyholder's deposit. The Company defers these sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other Assets on the Consolidated Balance Sheet.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note 5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the Consolidated Statement of Income. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

     Net revenue from reinsurance primarily represents the experience rated refund, the amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in
Note 9 -- Reinsurance. This reserve adjustment excludes ceded Universal Life fees and ceded Policyholder Benefits, which are included on these respective lines on the Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2005 and 2004, all separate account assets are

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

stated at fair value. Separate account liabilities at December 31, 2005 and 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, mortgage loans, cash equivalents, and short-term investments are reported in Note 2 -- Significant Accounting Policies and Note
3 -- Investments. Fair values of policyholders' account balances are reported in
Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities at January 1, 2004. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumptions used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income.

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) ("FIN 46(R)"). In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"). FIN 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN
46), which amended certain aspects of FIN 46. For all VIEs created before December 31, 2003, the Company was required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) in 2004. At December 31, 2004, the Company held $52 million of invested assets issued by VIEs, created after December 31, 2003, and determined to be a significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

     At December 31, 2005 the Company held significant variable interests in certain VIEs. The Company's total investment in these VIEs was $182 million. These investments consist of fixed maturities (asset-backed securitizations totaling $54 million, and private placement structured notes totaling $94 million) and other long-term equity investments (equity in asset-backed securitizations totaling $32 million and limited partnership interests totaling $2 million). These VIEs did not require consolidation at January 1, 2005 or throughout the year because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for the impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. There was no material impact to net income from the adoption of FIN 46(R).

     In September 2005, the Accounting Standards Executive Committee ("ACSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-01"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97. SOP 05-01 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-01 on January 1, 2007. The Company is currently assessing the impact of SOP 05-01 on the Company's consolidated statements at the date of adoption.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In November 2005 the FASB issued Staff Position Paper ("FSP") No. 115-1 ("FSP 115-1"), which is entitled "The Meaning Of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The provisions of FSP 115-1 are effective January 1, 2006, and it is not expected to have a material impact on the Company's Consolidated Statement of Income at the date of adoption.

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2005 and 2004, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                       2005                     2004
                                              ----------------------   ----------------------
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
AVAILABLE FOR SALE                              COST      FAIR VALUE     COST      FAIR VALUE
------------------                            ---------   ----------   ---------   ----------
Due in one year or less.....................   $ 1,707     $ 1,714      $   869     $   878
Due after one year through five years.......     6,849       6,850        6,238       6,436
Due after five years through ten years......    11,796      11,912       10,262      10,807
Due after ten years.........................     4,254       4,566        4,416       4,804
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.................................     1,625       1,603        1,453       1,471
  Other mortgage-backed securities..........     7,263       7,321        7,290       7,540
  Other asset-backed securities.............     2,512       2,501        2,558       2,591
                                               -------     -------      -------     -------
  TOTAL AVAILABLE FOR SALE..................   $36,006     $36,467      $33,086     $34,527
                                               =======     =======      =======     =======

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                   2005
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 2,047       $ 32         $ 30       $ 2,049
U.S. agencies, state and municipal.........       545         48            2           591
Foreign governments........................       144          5           --           149
Corporate..................................    23,495        643          282        23,856
Mortgage-backed securities.................     7,263        130           72         7,321
Asset-backed securities....................     2,512         17           28         2,501
                                              -------       ----         ----       -------
  TOTAL AVAILABLE FOR SALE.................   $36,006       $875         $414       $36,467
                                              =======       ====         ====       =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 1,571      $   34        $  7       $ 1,598
U.S. agencies, state and municipal.........       461          36           1           496
Foreign governments........................       546          61          --           607
Corporate..................................    20,660       1,114          79        21,695
Mortgage-backed securities.................     7,290         266          16         7,540
Asset-backed securities....................     2,558          45          12         2,591
                                              -------      ------        ----       -------
  TOTAL AVAILABLE FOR SALE.................   $33,086      $1,556        $115       $34,527
                                              =======      ======        ====       =======

     At December 31, 2005 and 2004, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $141 million and $47 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled $3 million and $5 million at December 31, 2005 and 2004, respectively. These investments have been deemed other than temporarily impaired.

  EQUITY SECURITIES

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                        UNREALIZED   UNREALIZED   ESTIMATED
                                                 COST     GAINS        LOSSES     FAIR VALUE
                                                 ----   ----------   ----------   ----------
2005...........................................  $30        $2         $  --         $32
2004...........................................  $38        $3         $   1         $40

  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2005 and 2004 was estimated to be $3,678 million and $3,264 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2005 and 2004, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $190 million and $83 million at fixed and floating interest rates ranging from 3.6% to 12.3% and from 2.7% to 7.2%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2005 and 2004, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                            2005               2004
                                                      ----------------   ----------------
                                                      CARRYING   % OF    CARRYING   % OF
                                                       VALUE     TOTAL    VALUE     TOTAL
                                                      --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings..................................   $1,094     30.3%   $1,022     33.1%
  Residential.......................................      947     26.2%      762     24.7%
  Retail facilities.................................      637     17.7%      536     17.3%
  Industrial........................................      494     13.7%      419     13.6%
  Apartment buildings...............................      344      9.5%      301      9.7%
  Other.............................................       93      2.6%       50      1.6%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====
GEOGRAPHIC REGION:
  Pacific...........................................   $  994     27.6%   $  760     24.6%
  Central...........................................      895     24.8%      799     25.9%
  South Atlantic....................................      842     23.3%      752     24.3%
  Middle Atlantic...................................      632     17.5%      557     18.0%
  New England.......................................      245      6.8%      222      7.2%
  Other.............................................        1      0.0%       --      0.0%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2005 and 2004 is summarized below (in millions):

                                                              2005   2004
                                                              ----   ----
Beginning balance...........................................  $ 9    $ 5
Additions charged to operations.............................   --      4
Reduction due to sale.......................................   (3)    --
                                                              ---    ---
ENDING BALANCE..............................................  $ 6    $ 9
                                                              ===    ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2005 and 2004 were as follows (in millions):

                                                              2005   2004
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $229   $516
Collateralized third party commercial loans.................    71     68
Limited partnerships........................................    68     48
Derivatives.................................................    21     21
Real estate.................................................    11     11
Other.......................................................     4      3
                                                              ----   ----
  TOTAL OTHER LONG-TERM INVESTMENTS.........................  $404   $667
                                                              ====   ====

     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate was $5 million for both December 31, 2005 and 2004. Depreciation expense for December 31, 2005 and 2004 totaled less than $1 million. For the year ended December 31, 2003, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $70 million and $9 million at December 31, 2005 and 2004, respectively.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at both December 31, 2005 and 2004, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Fixed maturities...........................................  $1,982   $1,805   $1,604
Equity securities..........................................       8        4        2
Mortgage loans.............................................     206      185      167
Policy loans...............................................      44       45       46
Other long-term investments................................      29       27       30
                                                             ------   ------   ------
  Gross investment income..................................   2,269    2,066    1,849
Investment expenses........................................     (82)     (60)     (48)
                                                             ------   ------   ------
  NET INVESTMENT INCOME....................................  $2,187   $2,006   $1,801
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2005, 2004 and 2003, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                             2005                      2004                      2003
                                    -----------------------   -----------------------   -----------------------
                                    GAINS            LOSSES   GAINS            LOSSES   GAINS            LOSSES
                                    -----            ------   -----            ------   -----            ------
Fixed maturities..................  $106             $(109)   $166             $(122)   $192             $(176)
Equity securities.................    13                (8)     13                (1)      5                (7)
Mortgage loans....................     7                (7)     --                (4)      2                (4)
Derivative instruments............     4                (8)     --               (23)      1                (4)
Other long-term investments.......     2                --       3                (1)     --               (12)
                                    ----             -----    ----             -----    ----             -----
                                    $132             $(132)   $182             $(151)   $200             $(203)
                                    ----             -----    ----             -----    ----             -----
TOTAL NET INVESTMENT GAINS
  (LOSSES)........................          $  --                      $31                       $(3)
                                            =====                      ===                       ===

     The gross gains and losses on trading securities (both fixed maturities and equity securities) amounted to $8 million and $20 million for the year ended December 31, 2005, respectively; $37 million and $19 million for the year ended December 31, 2004, respectively; and $17 million and $6 million for the year ended December 31, 2003, respectively. Trading gains and losses are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $98 million, $139 million and $180 million for the years ended December 31, 2005, 2004 and 2003, respectively; and realized losses were $82 million, $93 million and $146 million, respectively.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $15 million, $10 million and $24 million for the years ended December 31, 2005, 2004 and 2003, respectively. Related losses from other-than-temporary impairments in equity securities (included in gross investment losses on equity securities above) were $0 million for December 31, 2005 and 2004, and $7 million for December 31, 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2005 and 2004 (in millions):

                                                                  2005
                                    -----------------------------------------------------------------
                                                             GREATER THAN 12
                                    LESS THAN 12 MONTHS          MONTHS                 TOTAL
                                    --------------------   -------------------   --------------------
                                     FAIR     UNREALIZED    FAIR    UNREALIZED    FAIR     UNREALIZED
                                     VALUE      LOSSES     VALUE      LOSSES      VALUE      LOSSES
                                    -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies.....................  $ 1,214      $ 21      $  225      $  9      $ 1,439      $ 30
  U.S. agencies, state and
     municipal....................       89         1          16         1          105         2
  Foreign governments.............       29         *           1         *           30         *
  Corporate.......................    7,886       172       2,565       110       10,451       282
  Mortgage-backed securities......    2,959        50         535        22        3,494        72
  Asset-backed securities.........    1,197        16         340        12        1,537        28
                                    -------      ----      ------      ----      -------      ----
  TOTAL FIXED MATURITIES..........   13,374       260       3,682       154       17,056       414
                                    -------      ----      ------      ----      -------      ----
EQUITIES
  Common Stock....................       --        --          --        --           --        --
  Preferred Stock.................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL EQUITIES..................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES...................  $13,374      $260      $3,682      $154      $17,056      $414
                                    =======      ====      ======      ====      =======      ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                      ---------------------------------------------------------------
                                                              GREATER THAN 12
                                      LESS THAN 12 MONTHS         MONTHS                 TOTAL
                                      -------------------   -------------------   -------------------
                                       FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
                                      VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
                                      ------   ----------   ------   ----------   ------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S. Government
     corporations and agencies......  $  310      $ 3       $   74      $ 4       $  384      $  7
  U.S. agencies, state and
     municipal......................      49        *           15        1           64         1
  Foreign governments...............      16        *           --       --           16         *
  Corporate.........................   3,432       45          841       34        4,273        79
  Mortgage-backed securities........   1,028       11          125        5        1,153        16
  Asset-backed securities...........     752        6           52        6          804        12
                                      ------      ---       ------      ---       ------      ----
  TOTAL FIXED MATURITIES............   5,587       65        1,107       50        6,694       115
                                      ------      ---       ------      ---       ------      ----
EQUITIES
  Common Stock......................       1        *           --       --            1         *
  Preferred Stock...................       6        1           --       --            6         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL EQUITIES....................       7        1           --       --            7         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES.....................  $5,594      $66       $1,107      $50       $6,701      $116
                                      ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     At December 31, 2005, fixed maturities represented the Company's entire total unrealized loss amount, which was comprised of approximately 2,300 different securities.

     Fixed maturity securities that were in an unrealized loss position less than twelve months at December 31, 2005, represent $260 million or 63% of the Company's total unrealized loss, and securities in an unrealized loss position greater than twelve months represent $154 million or 37% of the Company's total unrealized loss. Of the total amount of fixed maturities' unrealized losses, $355 million or 86% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $59 million or 14% of the Company's total unrealized losses. Unrealized losses on investment grade securities are principally related to changes in interest rates. The continued rise in interest rates in 2005 over 2004 levels has contributed to the decline in value of our fixed maturity investments as follows:

     U.S. Treasury and Government Corporations and Agencies. The unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $30 million or 7% of the Company's unrealized losses. These were spread across 131 securities and the decline in value was caused by interest rate increases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $282 million or 68% of the Company's total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

corporate bonds is spread over 1,370 individual securities with varying interest rates and maturities. Corporate securities that were priced below 95% of the security's amortized cost represented $84 million or 30% of the total unrealized losses for corporate bonds. These unrealized losses are principally due to changes in interest rates and were spread across all industry sectors with no one sector experiencing a disproportionate amount of losses over other sectors. Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $72 million or 17% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to increases in interest rates. These losses are spread across approximately 523 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 95% of the security's amortized cost represented $6 million or 8% of the total unrealized losses for mortgage-backed securities. Because the decline in market value is attributable to changes in interest rates and all contractual payments remain current, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $28 million or 7% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are due to changes in interest rates. These losses are spread across approximately 280 investment grade securities. The Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net income in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $5 million or 18% of the total unrealized losses for asset-backed securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts for the years ended December 31, 2005, 2004 and 2003 are as follows (in millions):

                                                              2005    2004   2003
                                                              -----   ----   -----
Net unrealized investment gains, beginning of the year......  $ 653   $590   $ 451
                                                              -----   ----   -----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising during
       the period...........................................   (578)    51     132
     Less: Reclassification adjustments for gains included
       in net income........................................     60     57      18
                                                              -----   ----   -----
     Change in net unrealized investment (losses) gains, net
       of adjustments.......................................   (638)    (6)    114
Impact of net unrealized investment (losses) gains on:
  Policyholders' account balances and future policy
     benefits...............................................    (10)    (7)     26
  Deferred policy acquisition costs.........................    201     62      (1)
  Other assets (deferred sales inducements).................     25     14      --
                                                              -----   ----   -----
Change in net unrealized investment (losses) gains..........   (422)    63     139
                                                              -----   ----   -----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR................  $ 231   $653   $ 590
                                                              =====   ====   =====

     Net unrealized (losses) gains on investments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(311) million, $27 million and $71 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $32 million, $31 million and $10 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(5) million, $(4) million and $14 million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $108 million, $33 million and $0 million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2005 and 2004 is net of income tax expense of $13 million and $8 million, respectively.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Deferred annuities..........................................  $21,388   $18,840
Universal life contracts....................................   16,789    15,681
Other.......................................................      236       194
                                                              -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.....................  $38,413   $34,715
                                                              =======   =======

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities and other deposit type contracts, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2005:

PRODUCT                                       INTEREST RATE   WITHDRAWAL/SURRENDER CHARGES
-------                                       -------------   ----------------------------
Deferred annuities..........................  2.20% to 7.00%  Surrender charges 0% to 10%
                                                              for up to 10 years.
Universal life contracts....................  3.25% to 6.51%  Various up to 19 years.

  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.........................  $  961   $1,021
  Other life................................................      54       46
                                                              ------   ------
       Total life insurance.................................   1,015    1,067
Individual annuities........................................     445      293
                                                              ------   ------
     TOTAL FUTURE POLICY BENEFITS...........................  $1,460   $1,360
                                                              ======   ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2005:

PRODUCT                                          MORTALITY       INTEREST RATE    ESTIMATION METHOD
-------                                          ---------       -------------    -----------------
Life insurance:                             Based upon pricing   3.80% - 7.50%   Net level premium
  Taiwan business-                          assumptions at time                  reserve taking into
  100% coinsured                            of policy issuance                   account death
                                            with provision for                   benefits, lapses
                                            adverse deviations                   and maintenance
                                            ("PAD").                             expenses with PAD.
Individual payout annuities                 Based upon pricing   4.37% - 9.50%   Present value of
                                            assumptions at time                  expected future
                                            of policy issuance                   payments at a rate
                                            with PAD.                            expected at issue
                                                                                 with PAD.

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2005 and 2004, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2005 for GMDB's and GMAB's ($ in millions):

                                                  RETURN OF NET DEPOSITS             RATCHET
                                             ---------------------------------   ---------------
                                             IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                                  DEATH        SPECIFIED DATE         DEATH
                                                 (GMDB)            (GMAB)            (GMDB)
                                             ---------------   ---------------   ---------------
Account value..............................      $3,517             $839             $12,758
Net amount at risk.........................      $   32             $  2             $   332
Average attained age of contract holders...          56               --                  56

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Consolidated Balance Sheet ($ in millions):

                                           GUARANTEED MINIMUM    GUARANTEED MINIMUM
                                             DEATH BENEFIT      ACCUMULATION BENEFIT
                                                 (GMDB)                (GMAB)          TOTALS
                                           ------------------   --------------------   ------
Balance at January 1, 2005...............         $23                   $   3           $26
  Incurred guarantee benefits............          12                       6            18
  Paid guarantee benefits................          (5)                     --            (5)
                                                  ---                   -----           ---
BALANCE AT DECEMBER 31, 2005.............         $30                   $   9           $39
                                                  ===                   =====           ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 7.10% to 7.34%.

     - Volatility assumption was 15.3%.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Mortality was assumed to be a 50/50 blend of the 1994 GMDB table and the 1983 Basic 'A' table with 18 years of static projection.

     - Lapse rates vary by contract type and duration and range from 1% to 21%, with an average of 6%.

     - Discount rates ranged from 4.93% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2005
                                                              ------------------
INVESTMENT FUND OPTION:                                         GMDB       GMAB
-----------------------                                       ---------   ------
Equity......................................................   $ 7,403     $567
Fixed income................................................     2,306      132
Balanced....................................................     1,651       70
Other.......................................................     4,914       70
                                                               -------     ----
  TOTAL.....................................................   $16,274     $839
                                                               =======     ====

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2005 and 2004 are as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Registered..................................................  $13,857   $12,615
Non-registered..............................................      133        89
                                                              -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.............................  $13,990   $12,704
                                                              =======   =======

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of deferred policy acquisition costs for the years ended December 31, 2005, 2004 and 2003 was as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Balance at beginning of year...............................  $2,437   $2,180   $1,781
  Reclassification due to adoption of SOP 03-01............      --     (156)      --
  Current year additions...................................     572      586      645
  Amortized during year....................................    (340)    (268)    (245)
  Adjustment for change in unrealized investment gains.....     309       95       (1)
                                                             ------   ------   ------
  BALANCE AT END OF YEAR...................................  $2,978   $2,437   $2,180
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 2 -- Significant Accounting Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Consolidated Balance Sheet.

SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                              2005   2004
                                                              ----   ----
Balance at beginning of year................................  $195   $ --
  Reclassification due to adoption of SOP 03-01.............    --    156
  Current year additions....................................    30     35
  Amortized during year.....................................   (34)   (17)
  Adjustment for change in unrealized investment gains......    39     21
                                                              ----   ----
  BALANCE AT END OF YEAR....................................  $230   $195
                                                              ====   ====

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income was as follows (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Current:
  Federal...................................................  $119   $ 85   $ 94
  State and local...........................................     3      2      5
                                                              ----   ----   ----
                                                               122     87     99
Deferred:
  Federal...................................................    16     63     17
                                                              ----   ----   ----
INCOME TAX EXPENSE..........................................  $138   $150   $116
                                                              ====   ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax liability as of December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Deferred tax assets:
  Future policyholder benefits..............................  $  606   $  550
  Employee and agents benefits..............................      71       69
  Other.....................................................       9        7
                                                              ------   ------
     Gross deferred tax assets..............................     686      626
                                                              ------   ------
Deferred tax liabilities:
  Deferred policy acquisition costs.........................     836      646
  Investments...............................................     188      528
  Other.....................................................       3        4
                                                              ------   ------
     Gross deferred tax liabilities.........................   1,027    1,178
                                                              ------   ------
       NET DEFERRED TAX LIABILITY...........................  $  341   $  552
                                                              ======   ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2005, 2004 and 2003:

                                                              2005   2004   2003
                                                              ----   ----   ----
Statutory Federal income tax rate...........................  35.0%  35.0%  35.0%
Tax exempt income...........................................  (3.8)  (1.9)  (2.8)
Other.......................................................   0.8   (0.3)  (1.2)
                                                              ----   ----   ----
EFFECTIVE TAX RATE..........................................  32.0%  32.8%  31.0%
                                                              ====   ====   ====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2005 and 2004, the Company had recorded an income tax receivable from New York Life of $18 million and $49 million, respectively, included in Other Assets on the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary,

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 64% of the reinsurance ceded to non-affiliates at December 31, 2005.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives approximated $0 million for both December 31, 2005, and December 31, 2004.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. During 2005, $20 million of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Fees-universal life and annuity policies ceded..............  $  387   $   --
                                                              ======   ======
Net revenue from reinsurance................................  $  266   $   --
                                                              ======   ======
Policyholders' benefits ceded...............................  $  117   $   --
                                                              ======   ======
Amounts recoverable from reinsurer..........................  $4,872   $4,779
                                                              ======   ======
Amounts payable to reinsurer................................  $4,821   $4,535
                                                              ======   ======
Other liabilities (deferred gain), net of amortization......  $  224   $  244
                                                              ======   ======

     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Consolidated Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                              2005    2004
                                                              ----   ------
Amounts recoverable from reinsurers.........................  $961   $1,021
Premiums ceded..............................................   127      130
Benefits ceded..............................................    69       81

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                               2005     2004    2003
                                                              ------   ------   ----
Premiums:
  Direct....................................................  $  265   $  171   $174
  Assumed...................................................       1        1     --
  Ceded.....................................................    (128)    (143)  (171)
                                                              ------   ------   ----
Net premiums................................................  $  138   $   29   $  3
                                                              ======   ======   ====
Fees-universal life and annuity policies ceded..............  $  530   $  111   $ 98
                                                              ======   ======   ====
Net revenue from reinsurance................................  $  276   $    4   $  7
                                                              ======   ======   ====
Policyholders' benefits ceded...............................  $  312   $  221   $108
                                                              ======   ======   ====
Increase in ceded liabilities for future policyholder
  benefits..................................................  $   10   $    7   $  6
                                                              ======   ======   ====
Amounts recoverable from reinsurer..........................  $6,090   $5,935   $788
                                                              ======   ======   ====
Amounts payable to reinsurer................................  $4,844   $4,553   $ 16
                                                              ======   ======   ====
Other liabilities (deferred gain), net of amortization......  $  224   $  244   $ --
                                                              ======   ======   ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate and currency risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses master netting agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness, which matches the terms of the derivative with the underlying hedged item. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 149: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset will no longer offset the changes in the fair value of the derivative. The Company had no fair value hedges for the years ended December 31, 2005 and 2004.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2005 and 2004, there were no net investment gains (losses) related to the ineffective portion of cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness.

     When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses). The Company had no cash flow hedges of forecasted transactions for the years ended December 31, 2005 and 2004.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation", the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains and losses. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. The notional value of cash flow hedges was $187 million and $182 million at December 31, 2005 and 2004, respectively.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Other comprehensive income balance at the beginning of the
  year......................................................  $ 8    $10    $16
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges.....................   (1)    (2)    (6)
Losses (gains) reclassified to net income...................   --     --     --
                                                              ---    ---    ---
Other comprehensive income balance at the end of the year...  $ 7    $ 8    $10
                                                              ===    ===    ===

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). There were $9 billion and $6 billion in notional value of non-qualifying hedges at December 31, 2005 and 2004, respectively. For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) in the Consolidated Statement of Income changes in fair value of $(3) million, $(22) million and $(2) million, respectively, related to derivatives that do not qualify for hedge accounting.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2005 and 2004, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2005 and 2004, $755 million and $1,082 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2005 and 2004, the Company recorded cash collateral received under these agreements of $765 million and $1,105 million, respectively, and established a corresponding liability for the same amount. The Company also holds collateral in the form of securities having a market value of $9 million and $0 million at December 31, 2005 and 2004, respectively, which is not included in the accompanying Consolidated Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments and the offsetting collateral liability reported approximates fair value. The liability reported on the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value. At December 31, 2005 and 2004, the Company had repurchase agreements totaling $154 million at an average coupon rate of 5.45% and $1,021 million at an average coupon rate of 5.04%, respectively. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents. At December 31, 2005 and 2004, the Company had no reverse repurchase agreements outstanding.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $611 million, $585 million and $559 million for the years ended December 31, 2005, 2004 and 2003, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $19 million for its share of the net periodic post-retirement benefits expense in 2005 ($30 million and $27 million in 2004 and 2003, respectively) and an expense of $(2) million in 2005 ($1 million in 2004 and $(2) million in 2003) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2005, 2004 and 2003, the total cost for these services amounted to $37 million, $31 million and $23 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2005, 2004 and 2003 of $13 million, $11 million, and $9 million, respectively.

     At December 31, 2005 and 2004, the Company had a net liability of $194 million and $202 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2005 and 2004, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,005 million and $3,712 million, respectively.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2005 and 2004, the amount of outstanding reserves on these contracts included in future policy benefits was $182 million and $180 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $86 million, $94 million and $89 million, for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2005 and December 31, 2004.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. During 2005, the credit facility was not used, no interest was paid and no outstanding balance was due. There was no interest expense for 2005 and the interest expense for 2004 and 2003 was less than $1 million.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2005, there was no outstanding balance due to New York Life Capital Corporation. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2005 and 2004 was $2 million and less than $1 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2005 and 2004, the Company had recorded a receivable from MCF, included in other assets of $5 million for both years. The Company received interest payments from MCF of less than $1 million and $2 million for the years ended December 31, 2005 and 2004, respectively.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $17 million, $15 million and $15 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, the Company recorded liabilities of approximately $1,968 million and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

$1,798 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, policyholders' account balances and separate account liabilities related to these policies aggregated $274 million and $267 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2005 and 2004, the Company recorded commission and fee expense to NYLINK agents of $6 million and $7 million, respectively.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $85 million, $98 million and $173 million during 2005, 2004 and 2003, respectively.

     Total interest paid was $19 million, $10 million and $10 million during 2005, 2004 and 2003, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2005 and 2004, statutory stockholder's equity was $2,157 million and $2,009 million, respectively. Statutory net income for the years ended December 31, 2005, 2004 and 2003 was $231 million, $224 million and $20 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2005 and 2004. As of December 31, 2005, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $722 million. The maximum amount of dividends that may be paid in 2006 without prior approval is $229 million.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

PricewaterhouseCoopers LLP
New York, NY
March 15, 2006

                          PROSPECTUS DATED MAY 1, 2006


                                      FOR

                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

    This Prospectus describes the individual flexible premium LifeStages(R) Access Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use the policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

    Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account option and the Investment Divisions listed below.


  -    MainStay VP Balanced--Service Class
  -    MainStay VP Basic Value
  -    MainStay VP Bond
  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Common Stock
  -    MainStay VP Conservative Allocation--Service Class
  -    MainStay VP Convertible
  -    MainStay VP Developing Growth
  -    MainStay VP Floating Rate--Service Class
  -    MainStay VP Government
  -    MainStay VP Growth Allocation--Service Class
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP Income & Growth
  -    MainStay VP International Equity
  -    MainStay VP Large Cap Growth (formerly   MainStay
       VP Growth)
  -    MainStay VP Mid Cap Core
  -    MainStay VP Mid Cap Growth
  -    MainStay VP Mid Cap Value
  -    MainStay VP Moderate Allocation--Service Class
  -    MainStay VP Moderate Growth Allocation--Service
         Class
  -    MainStay VP S&P 500 Index
  -    MainStay VP Small Cap Growth
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    Alger American Small Capitalization
  -    Calvert Social Balanced Portfolio
  -    Columbia Small Cap Value Fund, Variable Series--
         Class B (formerly Colonial Small Cap Value Fund)
  -    Dreyfus IP Technology Growth
  -    Fidelity(R) VIP Contrafund(R)
  -    Fidelity(R) VIP Equity-Income
  -    Fidelity(R) VIP Mid Cap--Service Class 2
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Investors Trust Series
  -    MFS(R) Research Series
  -    MFS(R) Utilities Series--Service Class
  -    Neuberger Berman AMT Mid-Cap Growth--Class S
  -    Royce Micro-Cap Portfolio
  -    Royce Small-Cap Portfolio
  -    T. Rowe Price Equity Income Portfolio
  -    Van Eck Worldwide Hard Assets
  -    Van Kampen UIF Emerging Markets Equity
  -    Victory VIF Diversified Stock--Class A Shares


    SOME INVESTMENT DIVISIONS OFFERED IN POLICIES PRIOR TO NOVEMBER 15, 2004 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

    We do not guarantee the investment performance of these Investment Divisions. Depending on market conditions, you can make or lose money in any of the Investment Divisions.


    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund
(VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds", and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding fund portfolio.



    To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address above.


    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
TABLE OF FEES AND EXPENSES.............    4
EXAMPLES...............................   10
QUESTIONS AND ANSWERS ABOUT
  LIFESTAGES(R) ACCESS VARIABLE
  ANNUITY..............................   15
  How Do I Contact NYLIAC?.............   17
FINANCIAL STATEMENTS...................   18
CONDENSED FINANCIAL INFORMATION........   19
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   23
  New York Life Insurance and Annuity
     Corporation.......................   23
  The Separate Account.................   23
  The Portfolios.......................   23
  Additions, Deletions or Substitutions
     of Investments....................   25
  Reinvestment.........................   26
THE POLICIES...........................   26
  Selecting the Variable Annuity That's
     Right for You.....................   26
  Qualified and Non-Qualified
     Policies..........................   28
  Policy Application and Premium
     Payments..........................   28
  Payments Returned for Insufficient
     Funds.............................   29
  Your Right to Cancel ("Free Look")...   29
  Issue Ages...........................   29
  Transfers............................   29
     (a) Limits on Transfers...........   30
  Virtual Service Center and
     Interactive Voice Response
     System............................   32
  Dollar Cost Averaging (DCA)
     Program...........................   33
  Automatic Asset Reallocation.........   34
  Accumulation Period..................   34
     (a) Crediting of Premium
          Payments.....................   34
     (b) Valuation of Accumulation
          Units........................   34
  Riders...............................   35
     (a) Enhanced Beneficiary Benefit
         Rider (Optional)..............   35
     (b) Enhanced Spousal Continuance
         Rider (Optional)..............   36
  Policyowner Inquiries................   37
  Records and Reports..................   37
CHARGES AND DEDUCTIONS.................   37



                                         PAGE
                                         ----
  Separate Account Charge..............   37
  Policy Service Charge................   38
  Transfer Fees........................   38
  Group and Sponsored Arrangements.....   38
  Taxes................................   38
  Fund Charges.........................   38
  Enhanced Beneficiary Benefit Rider
     Charge............................   38
DISTRIBUTIONS UNDER THE POLICY.........   39
  Surrenders and Withdrawals...........   39
     (a) Surrenders....................   39
     (b) Partial Withdrawals...........   39
     (c) Periodic Partial
          Withdrawals..................   39
     (d) Hardship Withdrawals..........   40
  Required Minimum Distribution........   40
  Our Right to Cancel..................   40
  Annuity Commencement Date............   40
  Death Before Annuity Commencement....   40
  Income Payments......................   42
     (a) Election of Income Payment
          Options......................   42
     (b) Proof of Survivorship.........   42
  Delay of Payments....................   42
  Designation of Beneficiary...........   43
  Restrictions Under Code Section
     403(b)(11)........................   43
THE FIXED ACCOUNT......................   43
     (a) Interest Crediting............   43
     (b) Transfers to Investment
          Divisions....................   43
     (c) Transfers to Fixed Account....   44
FEDERAL TAX MATTERS....................   44
  Introduction.........................   44
  Taxation of Annuities in General.....   44
  Qualified Policies...................   45
     (a) 403(b) Plans..................   45
     (b) Individual Retirement
          Annuities....................   45
     (c) Roth Individual Retirement
          Annuities....................   46
     (d) Inherited IRAs................   46
     (e) SIMPLE IRAs...................   46
  Taxation of Death Benefits...........   47
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   47
VOTING RIGHTS..........................   47
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   49


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.


ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.


ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.


QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.


                        POLICYOWNER TRANSACTION EXPENSES



 ---------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                    None
 (as a percentage of the amount withdrawn)
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each               $30
 transfer over 12 in a Policy Year
 (currently no charge for the first 12 transfers in a Policy
 Year).



The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.



                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES



 ---------------------------------------------------------------------------
 Annual Policy Service Charge (for policies with less than          $40
 $50,000 Accumulation Value; may be lower in some
 jurisdictions).
 CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL            1.55%
 EXPENSES CHARGE
 (calculated as an annualized percentage of the daily average
 Variable Accumulation Value, including mortality and expense risk and administrative fees).
 Optional Rider Charges
     GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER         1.00%
     CHARGE (calculated as an annualized percentage of the
     policy's Accumulation Value, deducted on a quarterly
     basis).
        Current Enhanced Beneficiary Benefit Rider Charge          0.30%


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


 ------------------------------------------------------------------------------------
                                                                 MINIMUM     MAXIMUM
 ------------------------------------------------------------------------------------
 For policies purchased on or after November 15, 2004:            0.51%       2.01%
 Expenses that are deducted from the Investment Division
 assets, including management fees, 12b-1 fees,
 administration fees and other expenses as of 12/31/05.
 For policies purchased prior to November 15, 2004: Expenses      0.34%       1.66%
 that are deducted from the Investment Division assets,
 including management fees, 12b-1 fees, administration fees
 and other expenses as of 12/31/05.



(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2005. The Fund or its agents provided the fees and charges that are based on 2005 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


  ---------------------------------------------------------------------------------------------------------------------------
                                                                                               TOTAL FUND
                                                                                                 ANNUAL
                                                                              ESTIMATED         EXPENSES          EXPENSE
                                                                              UNDERLYING         (BEFORE           WAIVER
                          ADVISORY    ADMINISTRATION    12B-1     OTHER     PORTFOLIO FEES       EXPENSE           AND/OR
          FUND             FEE(A)          FEE         FEE(B)    EXPENSES    AND EXPENSES    REIMBURSEMENTS)   REIMBURSEMENTS
  ---------------------------------------------------------------------------------------------------------------------------
  MainStay VP
  Balanced--Service
  Class                    0.75%(c)       0.00%         0.25%     0.25%             0.00%         1.25%            0.10%(c)
  MainStay VP
  Conservative
  Allocation--Service
  Class                    0.00%          0.00%         0.25%     0.41%(e)          0.61%(d)      1.27%            0.16%(e)
  MainStay VP
  Growth Allocation--
  Service Class            0.00%          0.00%         0.25%     0.66%(e)          0.76%(d)      1.67%            0.41%(e)
  MainStay VP Moderate
  Allocation--Service
  Class                    0.00%          0.00%         0.25%     0.30%(e)          0.65%(d)      1.20%            0.05%(e)
  MainStay VP Moderate
  Growth Allocation--
  Service Class            0.00%          0.00%         0.25%     0.33%(e)          0.71%(d)      1.29%            0.08%(e)

  ---------------------  ---------------

                         NET TOTAL FUND
                         ANNUAL EXPENSES
                          AFTER EXPENSE
          FUND           REIMBURSEMENTS
  ---------------------  ---------------
  MainStay VP
  Balanced--Service
  Class                       1.15%
  MainStay VP
  Conservative
  Allocation--Service
  Class                       1.11%
  MainStay VP
  Growth Allocation--
  Service Class               1.26%
  MainStay VP Moderate
  Allocation--Service
  Class                       1.15%
  MainStay VP Moderate
  Growth Allocation--
  Service Class               1.21%



(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2005. The Fund or its agents provided the fees and charges that are based on 2005 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.



(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.



(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(c) New York Life Investment Management LLC ("NYLIM") has entered into a written expense limitation agreement under which it agreed to waive a portion of the Portfolio's management fee or reimburse the Portfolio so that the Portfolio's total ordinary operating expenses do not exceed 1.15%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.



(e) "Other Expenses" are based on estimated amounts for the current fiscal year. NYLIM has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses, excluding Underlying Portfolio expenses, do not exceed 0.25%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



  --------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL FUND
                                                        ADVISORY    ADMINISTRATION     12B-1      OTHER       ANNUAL
                         FUND                             FEE            FEE          FEE(A)     EXPENSES    EXPENSE
  --------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value--Service Class                 0.60%(b)       0.20%          0.25%      0.11%       1.16%
  MainStay VP Basic Value--Initial Class                 0.60%(b)       0.20%          0.00%      0.11%       0.91%
  MainStay VP Bond--Service Class                        0.25%          0.20%          0.25%      0.06%       0.76%
  MainStay VP Bond--Initial Class                        0.25%          0.20%          0.00%      0.06%       0.51%

  --------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL FUND
                                                        ADVISORY    ADMINISTRATION     12B-1      OTHER       ANNUAL
                         FUND                             FEE            FEE          FEE(A)     EXPENSES    EXPENSE
  --------------------------------------------------------------------------------------------------------------------
  Mainstay VP Capital Appreciation--Service Class        0.36%          0.20%          0.25%      0.05%       0.86%
  Mainstay VP Capital Appreciation--Initial Class        0.36%          0.20%          0.00%      0.05%       0.61%
  MainStay VP Cash Management                            0.25%          0.20%          0.00%      0.06%       0.51%
  MainStay VP Common Stock--Service Class                0.25%          0.20%          0.25%      0.06%       0.76%
  MainStay VP Common Stock--Initial Class                0.25%          0.20%          0.00%      0.06%       0.51%
  MainStay VP Convertible--Service Class                 0.36%          0.20%          0.25%      0.07%       0.88%
  MainStay VP Convertible--Initial Class                 0.36%          0.20%          0.00%      0.07%       0.63%
  MainStay VP Developing Growth--Service Class           0.60%          0.20%          0.25%      0.22%       1.27%
  MainStay VP Developing Growth--Initial Class           0.60%          0.20%          0.00%      0.22%       1.02%
  MainStay VP Floating Rate--Service Class               0.60%          0.00%          0.25%      0.24%       1.09%
  MainStay VP Government--Service Class                  0.30%          0.20%          0.25%      0.07%       0.82%
  MainStay VP Government--Initial Class                  0.30%          0.20%          0.00%      0.07%       0.57%
  MainStay VP High Yield Corporate Bond--Service
    Class                                                0.30%          0.20%          0.25%      0.06%       0.81%
  MainStay VP High Yield Corporate Bond--Initial
    Class                                                0.30%          0.20%          0.00%      0.06%       0.56%
  MainStay VP Income & Growth--Service Class             0.50%          0.20%          0.25%      0.14%       1.09%
  MainStay VP Income & Growth--Initial Class             0.50%          0.20%          0.00%      0.14%       0.84%
  MainStay VP International Equity--Service Class        0.60%          0.20%          0.25%      0.12%       1.17%
  MainStay VP International Equity--Initial Class        0.60%          0.20%          0.00%      0.12%       0.92%
  MainStay VP Large Cap Growth*--Service Class           0.50%          0.20%          0.25%      0.10%       1.05%
  MainStay VP Large Cap Growth*--Initial Class           0.50%          0.20%          0.00%      0.10%       0.80%
  MainStay VP Mid Cap Core--Service Class                0.85%(c)       0.00%          0.25%      0.09%       1.19%
  MainStay VP Mid Cap Core--Initial Class                0.85%(c)       0.00%          0.00%      0.09%       0.94%
  MainStay VP Mid Cap Growth--Service Class              0.75%(c)       0.00%          0.25%      0.07%       1.07%
  MainStay VP Mid Cap Growth--Initial Class              0.75%(c)       0.00%          0.00%      0.07%       0.82%
  MainStay VP Mid Cap Value--Service Class               0.70%(c)       0.00%          0.25%      0.06%       1.01%
  MainStay VP Mid Cap Value--Initial Class               0.70%(c)       0.00%          0.00%      0.06%       0.76%
  MainStay VP S&P 500 Index--Service Class               0.09%(d)       0.20%          0.25%      0.05%       0.59%
  MainStay VP S&P 500 Index--Initial Class               0.09%(d)       0.20%          0.00%      0.05%       0.34%
  MainStay VP Small Cap Growth--Service Class            0.90%(c)       0.00%          0.25%      0.09%       1.24%
  MainStay VP Small Cap Growth--Initial Class            0.90%(c)       0.00%          0.00%      0.09%       0.99%
  MainStay VP Total Return--Service Class                0.32%          0.20%          0.25%      0.07%       0.84%
  MainStay VP Total Return--Initial Class                0.32%          0.20%          0.00%      0.07%       0.59%

  --------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL FUND
                                                        ADVISORY    ADMINISTRATION     12B-1      OTHER       ANNUAL
                         FUND                             FEE            FEE          FEE(A)     EXPENSES    EXPENSE
  --------------------------------------------------------------------------------------------------------------------
  MainStay VP Value--Service Class                       0.36%          0.20%          0.25%      0.05%       0.86%
  MainStay VP Value--Initial Class                       0.36%          0.20%          0.00%      0.05%       0.61%
  Alger American Small Capitalization--Class S Shares    0.85%          0.00%          0.25%      0.05%(e)    1.15%
  Alger American Small Capitalization--Class O Shares    0.85%          0.00%          0.00%      0.06%(e)    0.91%
  Calvert Social Balanced Portfolio                     0.425%         0.275%          0.00%      0.22%       0.92%(f)
  Columbia Small Cap Value Fund, Variable
    Series(**)--Class B                                  0.80%          0.00%          0.25%(g)   0.10%       1.15%
  Dreyfus IP Technology Growth--Service Shares           0.75%(h)       0.00%          0.25%      0.06%       1.06%
  Dreyfus IP Technology Growth--Initial Shares           0.75%(h)       0.00%          0.00%      0.06%       0.81%
  Fidelity(R) VIP Contrafund(R)--Service Class 2         0.57%(h)       0.00%          0.25%      0.09%       0.91%(i)
  Fidelity(R) VIP Contrafund(R)--Initial Class           0.57%(h)       0.00%          0.00%      0.09%       0.66%(j)
  Fidelity(R) VIP Equity-Income--Service Class 2         0.47%(h)       0.00%          0.25%      0.09%       0.81%(k)
  Fidelity(R) VIP Equity-Income--Initial Class           0.47%(h)       0.00%          0.00%      0.09%       0.56%(l)
  Fidelity(R) VIP Mid Cap--Service Class 2               0.57%(h)       0.00%          0.25%      0.12%       0.94%(m)
  Janus Aspen Series Balanced--Service Shares            0.55%(n)       0.00%          0.25%      0.02%       0.82%
  Janus Aspen Series Balanced--Institutional Shares      0.55%(n)       0.00%          0.00%      0.02%       0.57%
  Janus Aspen Series Worldwide Growth--Service
    Shares(o)                                            0.60%(n)       0.00%          0.25%      0.01%       0.86%
  Janus Aspen Series Worldwide Growth--Institutional
    Shares(o)                                            0.60%(n)       0.00%          0.00%      0.01%       0.61%
  MFS(R) Investors Trust Series--Service Class           0.75%(h)       0.00%          0.25%(p)   0.13%       1.13%(q)
  MFS(R) Investors Trust Series--Initial Class           0.75%(h)       0.00%          0.00%      0.13%       0.88%(q)
  MFS(R) Research Series--Service Class                  0.75%(h)       0.00%          0.25%(p)   0.18%       1.18%(q)
  MFS(R) Research Series--Initial Class                  0.75%(h)       0.00%          0.00%      0.18%       0.93%(q)
  MFS(R) Utilities Series--Service Class                 0.75%(h)       0.00%          0.25%(p)   0.15%       1.15%(q)
  Neuberger Berman AMT Mid-Cap Growth--Class S           0.83%(r)       0.00%          0.25%      0.10%       1.18%(s)
  Royce Micro-Cap Portfolio                              1.25%          0.00%          0.00%      0.07%       1.32%
  Royce Small-Cap Portfolio                              1.00%          0.00%          0.00%      0.09%       1.09%
  T. Rowe Price Equity Income Portfolio--II              0.85%(t)       0.00%          0.25%      0.00%       1.10%(u)
  T. Rowe Price Equity Income Portfolio                  0.85%(t)       0.00%          0.00%      0.00%       0.85%(u)
  Van Eck Worldwide Hard Assets                          1.00%          0.00%          0.00%      0.17%       1.17%
  Van Kampen UIF Emerging Markets Equity--Class II       1.25%          0.25%          0.35%      0.16%       2.01%(v)
  Van Kampen UIF Emerging Markets Equity--Class I        1.25%          0.25%          0.00%      0.16%       1.66%(w)
  Victory VIF Diversified Stock--Class A Shares          0.30%(x)       0.00%          0.25%      0.67%(y)    1.22%

 (*) Formerly MainStay VP Growth



 (**) Formerly Colonial Small Cap Value Fund



 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (b) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.60% up to $250 million and 0.55% in excess of $250 million. NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2005, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.86% for Initial Class Shares and 1.11% for Service Class Shares. This waiver may be discontinued at any time without notice.



 (c) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.



 (d) The Advisory Fee for the Portfolio is an annual percentage of the Fund's daily net assets as follows: 0.10% up to $1 billion and 0.075% in excess of $1 billion.



 (e) Includes Administration Fees.



 (f) The Fund or its agents provided the fees and charges which are based on 2005 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (g) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.20% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.



 (h) The fees designated as "Advisory Fees" reflect "Management Fees".



 (i) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



 (j) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64%. These offsets may be discontinued at any time.



 (k) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.80%. These offsets may be discontinued at any time.



 (l) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55%. These offsets may be discontinued at any time.



 (m) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



 (n) The "Management Fee" is the investment advisory fee paid by the Portfolios to Janus Capital.



 (o) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information.



 (p) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).



 (q) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.



 (r) The fees designated as "Advisory Fees reflect "Investment Management and Administration Fees".



 (s) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed 1.25% of the average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



 (t) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



 (u) The portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.



 (v) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The adviser may terminate this voluntary waiver at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate this voluntary waiver at any time at its sole discretion.

     After such reductions, the advisory fees, administration fees, 12b-1 Fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.05%, 0.16% and 1.70% respectively.



 (w) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the advisory fees, administration fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.16% and 1.65% respectively.



 (x) The fees designated as "Advisory Fees" reflect Management Fees, which includes both Advisory Fees and Administration Fees.



 (y) Restated to reflect current fees.

EXAMPLES

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, contract owner transaction expenses, contract fees, Separate Account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $50,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:


     FOR POLICES PURCHASED ON OR AFTER NOVEMBER 15, 2004



INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..........................................  $303.34   $  928.03   $1,577.54   $3,316.42
with EBB Rider..............................................  $333.98   $1,018.66   $1,726.27   $3,600.68
MAINSTAY VP BASIC VALUE--SERVICE CLASS
without any Riders..........................................  $294.14   $  900.68   $1,532.47   $3,229.31
with EBB Rider..............................................  $324.80   $  991.56   $1,681.90   $3,516.38
MAINSTAY VP BOND--SERVICE CLASS
without any Riders..........................................  $253.20   $  778.50   $1,330.04   $2,832.50
with EBB Rider..............................................  $283.99   $  870.49   $1,482.62   $3,132.43
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders..........................................  $263.43   $  809.14   $1,380.96   $2,933.18
with EBB Rider..............................................  $294.19   $  900.86   $1,532.76   $3,229.85
MAINSTAY VP CASH MANAGEMENT
without any Riders..........................................  $227.61   $  701.60   $1,201.77   $2,576.39
with EBB Rider..............................................  $258.48   $  794.31   $1,356.34   $2,884.59
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders..........................................  $253.20   $  778.50   $1,330.04   $2,832.50
with EBB Rider..............................................  $283.99   $  870.49   $1,482.62   $3,132.43
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $305.39   $  934.11   $1,587.55   $3,335.69
with EBB Rider..............................................  $336.02   $1,024.68   $1,736.11   $3,619.32
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders..........................................  $265.48   $  815.26   $1,391.13   $2,953.20
with EBB Rider..............................................  $296.23   $  906.92   $1,542.76   $3,249.24
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders..........................................  $305.39   $  934.11   $1,587.55   $3,335.69
with EBB Rider..............................................  $336.02   $1,024.68   $1,736.11   $3,619.32
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..........................................  $286.97   $  879.36   $1,497.29   $3,161.01
with EBB Rider..............................................  $317.66   $  970.45   $1,647.25   $3,450.29
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders..........................................  $259.34   $  796.89   $1,360.62   $2,893.04
with EBB Rider..............................................  $290.11   $  888.72   $1,512.72   $3,190.99
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $346.32   $1,055.01   $1,785.65   $3,712.80
with EBB Rider..............................................  $376.83   $1,144.48   $1,931.15   $3,984.19
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders..........................................  $258.31   $  793.82   $1,355.53   $2,882.96
with EBB Rider..............................................  $289.09   $  885.68   $1,507.70   $3,181.25
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders..........................................  $286.97   $  879.36   $1,497.29   $3,161.01
with EBB Rider..............................................  $317.66   $  970.45   $1,647.25   $3,450.29
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders..........................................  $295.15   $  903.72   $1,537.49   $3,239.03
with EBB Rider..............................................  $325.82   $  994.58   $1,686.84   $3,525.79

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders..........................................  $282.87   $  867.19   $1,477.14   $3,121.77
with EBB Rider..............................................  $313.57   $  958.37   $1,627.43   $3,412.31
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders..........................................  $297.20   $  909.81   $1,547.52   $3,258.43
with EBB Rider..............................................  $327.86   $1,000.60   $1,696.70   $3,544.57
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders..........................................  $284.92   $  873.28   $1,487.22   $3,141.40
with EBB Rider..............................................  $315.61   $  964.40   $1,637.34   $3,431.32
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders..........................................  $278.78   $  854.98   $1,456.95   $3,082.34
with EBB Rider..............................................  $309.49   $  946.28   $1,607.55   $3,374.19
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $298.23   $  912.84   $1,552.51   $3,268.11
with EBB Rider..............................................  $328.88   $1,003.62   $1,701.64   $3,553.94
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $307.43   $  940.18   $1,597.53   $3,354.91
with EBB Rider..............................................  $338.06   $1,030.69   $1,745.93   $3,637.90
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders..........................................  $235.80   $  726.25   $1,242.97   $2,659.03
with EBB Rider..............................................  $266.64   $  818.74   $1,396.90   $2,964.57
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders..........................................  $302.32   $  925.00   $1,572.55   $3,306.80
with EBB Rider..............................................  $332.96   $1,015.66   $1,721.36   $3,591.36
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders..........................................  $261.39   $  803.02   $1,370.80   $2,913.14
with EBB Rider..............................................  $292.15   $  894.79   $1,522.75   $3,210.45
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders..........................................  $263.43   $  809.14   $1,380.96   $2,933.18
with EBB Rider..............................................  $294.19   $  900.86   $1,532.76   $3,229.85
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders..........................................  $293.11   $  897.64   $1,527.44   $3,219.57
with EBB Rider..............................................  $323.78   $  988.55   $1,676.96   $3,506.98
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders..........................................  $269.57   $  827.50   $1,411.42   $2,993.13
with EBB Rider..............................................  $300.32   $  919.05   $1,562.74   $3,287.85
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders..........................................  $293.11   $  897.64   $1,527.44   $3,219.57
with EBB Rider..............................................  $323.78   $  988.55   $1,676.96   $3,506.98
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders..........................................  $283.90   $  870.23   $1,482.19   $3,131.58
with EBB Rider..............................................  $314.60   $  961.39   $1,632.39   $3,421.82
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders..........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider..............................................  $299.29   $  916.01   $1,557.73   $3,278.20
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders..........................................  $258.31   $  793.82   $1,355.53   $2,882.96
with EBB Rider..............................................  $289.09   $  885.68   $1,507.70   $3,181.25
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..........................................  $271.62   $  833.61   $1,421.55   $3,013.01
with EBB Rider..............................................  $302.36   $  925.10   $1,572.71   $3,307.11
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders..........................................  $259.34   $  796.89   $1,360.62   $2,893.04
with EBB Rider..............................................  $290.11   $  888.72   $1,512.72   $3,190.99
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders..........................................  $263.43   $  809.14   $1,380.96   $2,933.18
with EBB Rider..............................................  $294.19   $  900.86   $1,532.76   $3,229.85
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders..........................................  $291.06   $  891.55   $1,517.40   $3,200.09
with EBB Rider..............................................  $321.74   $  982.52   $1,667.07   $3,488.12

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders..........................................  $296.18   $  906.77   $1,542.51   $3,248.75
with EBB Rider..............................................  $326.84   $  997.59   $1,691.78   $3,535.20
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders..........................................  $293.11   $  897.64   $1,527.44   $3,219.57
with EBB Rider..............................................  $323.78   $  988.55   $1,676.96   $3,506.98
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders..........................................  $296.18   $  906.77   $1,542.51   $3,248.75
with EBB Rider..............................................  $326.84   $  997.59   $1,691.78   $3,535.20
ROYCE MICRO-CAP PORTFOLIO
without any Riders..........................................  $310.51   $  949.28   $1,612.49   $3,383.66
with EBB Rider..............................................  $341.13   $1,039.72   $1,760.68   $3,665.73
ROYCE SMALL-CAP PORTFOLIO
without any Riders..........................................  $286.97   $  879.36   $1,497.29   $3,161.01
with EBB Rider..............................................  $317.66   $  970.45   $1,647.25   $3,450.29
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders..........................................  $288.00   $  882.41   $1,502.31   $3,170.77
with EBB Rider..............................................  $318.68   $  973.47   $1,652.22   $3,459.76
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..........................................  $295.15   $  903.72   $1,537.49   $3,239.03
with EBB Rider..............................................  $325.82   $  994.58   $1,686.84   $3,525.79
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders..........................................  $381.12   $1,157.00   $1,951.43   $4,021.64
with EBB Rider..............................................  $411.52   $1,245.53   $2,094.35   $4,282.99
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..........................................  $300.28   $  918.93   $1,562.55   $3,287.48
with EBB Rider..............................................  $330.92   $1,009.65   $1,711.51   $3,572.67



     FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004



INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without EBB Rider...........................................  $303.34   $  928.03   $1,577.54   $3,316.42
with EBB Rider..............................................  $333.98   $1,018.66   $1,726.27   $3,600.68
MAINSTAY VP BASIC VALUE--INITIAL CLASS
without EBB Rider...........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider..............................................  $299.29   $  916.01   $1,557.73   $3,278.20
MAINSTAY VP BOND--INITIAL CLASS
without EBB Rider...........................................  $227.61   $  701.60   $1,201.77   $2,576.39
with EBB Rider..............................................  $258.48   $  794.31   $1,356.34   $2,884.59
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without EBB Rider...........................................  $237.85   $  732.40   $1,253.23   $2,679.58
with EBB Rider..............................................  $268.68   $  824.83   $1,407.01   $2,984.47
MAINSTAY VP CASH MANAGEMENT
without EBB Rider...........................................  $227.61   $  701.60   $1,201.77   $2,576.39
with EBB Rider..............................................  $258.48   $  794.31   $1,356.34   $2,884.59
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without EBB Rider...........................................  $227.61   $  701.60   $1,201.77   $2,576.39
with EBB Rider..............................................  $258.48   $  794.31   $1,356.34   $2,884.59
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $305.39   $  934.11   $1,587.55   $3,335.69
with EBB Rider..............................................  $336.02   $1,024.68   $1,736.11   $3,619.32
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without EBB Rider...........................................  $239.89   $  738.56   $1,263.50   $2,700.10
with EBB Rider..............................................  $270.72   $  830.92   $1,417.11   $3,004.32
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without EBB Rider...........................................  $279.81   $  858.04   $1,462.00   $3,092.21
with EBB Rider..............................................  $310.52   $  949.31   $1,612.54   $3,383.76

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without EBB Rider...........................................  $286.97   $  879.36   $1,497.29   $3,161.01
with EBB Rider..............................................  $317.66   $  970.45   $1,647.25   $3,450.29
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without EBB Rider...........................................  $233.75   $  720.10   $1,232.68   $2,638.42
with EBB Rider..............................................  $264.60   $  812.64   $1,386.77   $2,944.65
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $346.32   $1,055.01   $1,785.65   $3,712.80
with EBB Rider..............................................  $376.83   $1,144.48   $1,931.15   $3,984.19
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without EBB Rider...........................................  $232.73   $  717.02   $1,227.54   $2,628.11
with EBB Rider..............................................  $263.59   $  809.59   $1,381.71   $2,934.66
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without EBB Rider...........................................  $261.39   $  803.02   $1,370.80   $2,913.14
with EBB Rider..............................................  $292.15   $  894.79   $1,522.75   $3,210.45
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without EBB Rider...........................................  $269.57   $  827.50   $1,411.42   $2,993.13
with EBB Rider..............................................  $300.32   $  919.05   $1,562.74   $3,287.85
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without EBB Rider...........................................  $257.29   $  790.76   $1,350.43   $2,872.89
with EBB Rider..............................................  $288.07   $  882.65   $1,502.70   $3,171.51
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without EBB Rider...........................................  $297.20   $  909.81   $1,547.52   $3,258.43
with EBB Rider..............................................  $327.86   $1,000.60   $1,696.70   $3,544.57
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without EBB Rider...........................................  $284.92   $  873.28   $1,487.22   $3,141.40
with EBB Rider..............................................  $315.61   $  964.40   $1,637.34   $3,431.32
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without EBB Rider...........................................  $253.20   $  778.50   $1,330.04   $2,832.50
with EBB Rider..............................................  $283.99   $  870.49   $1,482.62   $3,132.43
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $298.23   $  912.84   $1,552.51   $3,268.11
with EBB Rider..............................................  $328.88   $1,003.62   $1,701.64   $3,553.94
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $307.43   $  940.18   $1,597.53   $3,354.91
with EBB Rider..............................................  $338.06   $1,030.69   $1,745.93   $3,637.90
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without EBB Rider...........................................  $210.22   $  649.11   $1,113.80   $2,398.58
with EBB Rider..............................................  $241.14   $  742.29   $1,269.73   $2,712.54
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without EBB Rider...........................................  $276.73   $  848.88   $1,446.85   $3,062.58
with EBB Rider..............................................  $307.45   $  940.23   $1,597.61   $3,355.05
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without EBB Rider...........................................  $235.80   $  726.25   $1,242.97   $2,659.03
with EBB Rider..............................................  $266.64   $  818.74   $1,396.90   $2,964.57
MAINSTAY VP VALUE--INITIAL CLASS
without EBB Rider...........................................  $237.85   $  732.40   $1,253.23   $2,679.58
with EBB Rider..............................................  $268.68   $  824.83   $1,407.01   $2,984.47
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without EBB Rider...........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider..............................................  $299.29   $  916.01   $1,557.73   $3,278.20
CALVERT SOCIAL BALANCED PORTFOLIO
without EBB Rider...........................................  $269.57   $  827.50   $1,411.42   $2,993.13
with EBB Rider..............................................  $300.32   $  919.05   $1,562.74   $3,287.85
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without EBB Rider...........................................  $293.11   $  897.64   $1,527.44   $3,219.57
with EBB Rider..............................................  $323.78   $  988.55   $1,676.96   $3,506.98
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without EBB Rider...........................................  $258.31   $  793.82   $1,355.53   $2,882.96
with EBB Rider..............................................  $289.09   $  885.68   $1,507.70   $3,181.25

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without EBB Rider...........................................  $242.97   $  747.79   $1,278.90   $2,730.81
with EBB Rider..............................................  $273.79   $  840.08   $1,432.27   $3,034.04
FIDELITY(R) VIP EQUITY INCOME--INITIAL CLASS
without EBB Rider...........................................  $232.73   $  717.02   $1,227.54   $2,628.11
with EBB Rider..............................................  $263.59   $  809.59   $1,381.71   $2,934.66
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without EBB Rider...........................................  $271.62   $  833.61   $1,421.55   $3,013.01
with EBB Rider..............................................  $302.36   $  925.10   $1,572.71   $3,307.11
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without EBB Rider...........................................  $233.75   $  720.10   $1,232.68   $2,638.42
with EBB Rider..............................................  $264.60   $  812.64   $1,386.77   $2,944.65
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without EBB Rider...........................................  $237.85   $  732.40   $1,253.23   $2,679.58
with EBB Rider..............................................  $268.68   $  824.83   $1,407.01   $2,984.47
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without EBB Rider...........................................  $265.48   $  815.26   $1,391.13   $2,953.20
with EBB Rider..............................................  $296.23   $  906.92   $1,542.76   $3,249.24
MFS(R) RESEARCH SERIES--INITIAL CLASS
without EBB Rider...........................................  $270.59   $  830.55   $1,416.48   $3,003.07
with EBB Rider..............................................  $301.33   $  922.07   $1,567.71   $3,297.48
MFS(R) UTILITIES SERIES--SERVICE CLASS
without EBB Rider...........................................  $293.11   $  897.64   $1,527.44   $3,219.57
with EBB Rider..............................................  $323.78   $  988.55   $1,676.96   $3,506.98
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without EBB Rider...........................................  $296.18   $  906.77   $1,542.51   $3,248.75
with EBB Rider..............................................  $326.84   $  997.59   $1,691.78   $3,535.20
ROYCE MICRO-CAP PORTFOLIO
without EBB Rider...........................................  $310.51   $  949.28   $1,612.49   $3,383.66
with EBB Rider..............................................  $341.13   $1,039.72   $1,760.68   $3,665.73
ROYCE SMALL-CAP PORTFOLIO
without EBB Rider...........................................  $286.97   $  879.36   $1,497.29   $3,161.01
with EBB Rider..............................................  $317.66   $  970.45   $1,647.25   $3,450.29
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without EBB Rider...........................................  $262.41   $  806.07   $1,375.87   $2,923.16
with EBB Rider..............................................  $293.17   $  897.82   $1,527.74   $3,220.15
VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider...........................................  $295.15   $  903.72   $1,537.49   $3,239.03
with EBB Rider..............................................  $325.82   $  994.58   $1,686.84   $3,525.79
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without EBB Rider...........................................  $345.30   $1,052.00   $1,780.73   $3,703.55
with EBB Rider..............................................  $375.82   $1,141.50   $1,926.33   $3,975.27
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without EBB Rider...........................................  $300.28   $  918.93   $1,562.55   $3,287.48
with EBB Rider..............................................  $330.92   $1,009.65   $1,711.51   $3,572.67

       QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS LIFESTAGES(R) ACCESS VARIABLE ANNUITY?


     A LifeStages(R) Access Variable Annuity is a flexible premium deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to 44 Investment Divisions of the Separate Account as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

        SEPARATE ACCOUNT


             The Separate Account currently consists of 74 investment divisions 44 of which are available under this product. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account, to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period. For policies issued on or after the date of this Prospectus, the maximum amount that may be transferred into the Fixed Account in a Policy Year from the Investment Divisions is described in the Policy Data Page.

     You can make unlimited transfers each Policy Year. We reserve the right to charge up to $30 for each transfer after the first 12 in a given policy year. (See "THE POLICIES--Transfers.") In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options. (See "THE POLICIES--Dollar Cost Averaging and Automatic Asset Reallocation.")

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a $40 policy service charge (may be lower in some jurisdictions) on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge, on an annual basis, is 1.55% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Separate Account Charge.")

     We do not impose any surrender charge on withdrawals or surrenders of the policies.

     If you elect the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value each applicable quarter. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     The value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $10,000 for Non-Qualified Policies. You can make additional premium payments of at least $1,000 or such lower amount as We may permit at any time. FOR POLICIES ISSUED PRIOR TO NOVEMBER 15, 2004, ADDITIONAL PREMIUM PAYMENTS ARE NOT PERMITTED. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions and/or Fixed Account which you selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.


     You may allocate the initial premium payment and thereafter maintain the Accumulation Value in up to 40 Investment Divisions plus the Fixed Account at any one time. (See "THE POLICIES--Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Allocation Alternatives to which you allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS ARE SUBJECT TO OUR SUITABILITY STANDARDS. FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM PERCENTAGE OF ANY ONE PREMIUM PAYMENT THAT CAN BE ALLOCATED TO THE FIXED ACCOUNT IS DESCRIBED IN THE POLICY DATA PAGE.


7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate your policy subject to applicable state law. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. You may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income--Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:


        (a) the Accumulation Value,

        (b) the sum of all premium payments made, less any partial withdrawals, less any rider charges, or

        (c) the "reset value" (as described in "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement Date") plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" and rider charges made since the most recent "Reset Anniversary."
     If the Beneficiary is the spouse of the Annuitant and owner, see Question
11. (See "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EEB and ESC Riders for details.


12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?


     You may cancel the policy by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date We receive the policy without any deduction for premium taxes. This amount may be more or less than your premium payments made under the policy. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date We receive the policy, without any deduction for premium taxes. We will set forth the provision in your policy.


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

15. HOW DO I CONTACT NYLIAC?

                  GENERAL INQUIRIES AND WRITTEN REQUESTS   PREMIUM PAYMENTS
                  ---------------------------------------  ---------------------------------------
REGULAR MAIL      NYLIAC Variable Products Service Center  NYLIAC
                  Madison Square Station                   75 Remittance Drive
                  P.O. Box 922                             Suite 3021
                  New York, NY 10159                       Chicago, IL 60675-3021
EXPRESS MAIL      NYLIAC Variable Products Service Center  NYLIAC, Suite 3021
                  51 Madison Avenue                        c/o The Northern Trust Bank
                  Room 651                                 350 North Orleans St.
                  New York, NY 10010                       Receipt & Dispatch, 8th Floor
                                                           Chicago, IL 60654
CUSTOMER SERVICE  (800) 598-2019
AND UNIT VALUES


     You may send service requests to Us at the Variable Products Service Center ("VPSC") addresses listed above. In addition, as described below, you can contact Us through the Internet at Our Virtual Service Center ("VSC") and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See "VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM.") We make telephone/Web (IVR and VSC) services available at our discretion. In addition, availability of telephone/Web (IVR and VSC) services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. Faxed requests are not acceptable and will not be honored at anytime. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2005, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1, except where indicated.


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES PRIOR TO NOVEMBER 15, 2004 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.


                               MAINSTAY VP      MAINSTAY VP                                                           MAINSTAY VP
                               BALANCED--      BASIC VALUE--                                                            BOND--
                              SERVICE CLASS    SERVICE CLASS         MAINSTAY VP BASIC VALUE-- INITIAL CLASS         SERVICE CLASS
                              -------------   ---------------   -------------------------------------------------   ---------------
                                2005()E)       2005     2004     2005     2004    2003    2002     2001    2000*     2005     2004
                              -------------   ------   ------   ------   ------   -----   -----   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......     $10.00       $10.00   $10.00   $10.34   $ 9.43   $7.49   $9.86   $10.49   $10.00   $10.02   $10.00
Accumulation Unit value
 (end of period)............     $10.41       $10.53   $10.00   $10.74   $10.34   $9.43   $7.49   $ 9.86   $10.49   $10.06   $10.02
Number of units outstanding
 (in 000s) (end of
 period)....................        136            3        0       31       38      40      41       34       17       35        1


                                                                                      MAINSTAY VP
                                                                                        CAPITAL
                                                                                    APPRECIATION--
                                        MAINSTAY VP BOND--INITIAL CLASS              SERVICE CLASS
                              ---------------------------------------------------   ---------------
                               2005     2004     2003     2002     2001    2000*     2005     2004
                              ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $13.00   $12.68   $12.32   $11.43   $10.62   $10.00   $10.31   $10.00
Accumulation Unit value
 (end of period)............  $13.08   $13.00   $12.68   $12.32   $11.43   $10.62   $10.98   $10.31
Number of units outstanding
 (in 000s) (end of
 period)....................      87       96      121      170       96       16        7        1


                                    MAINSTAY VP CAPITAL APPRECIATION--
                                              INITIAL CLASS
                              ----------------------------------------------
                              2005    2004    2003    2002    2001    2000*
                              -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $6.26   $6.11   $4.88   $7.17   $9.48   $10.00
Accumulation Unit value
 (end of period)............  $6.68   $6.26   $6.11   $4.88   $7.17   $ 9.48
Number of units outstanding
 (in 000s) (end of
 period)....................     98     138     160     174     186      123


                                                                                        MAINSTAY VP
                                                                                          COMMON
                                                                                          STOCK--
                                           MAINSTAY VP CASH MANAGEMENT                 SERVICE CLASS
                              -----------------------------------------------------   ---------------
                               2005     2004     2003     2002      2001     2000*     2005     2004
                              ------   ------   ------   -------   -------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $ 1.03   $ 1.04   $ 1.05   $  1.05   $  1.03   $ 1.00   $10.00   $10.00
Accumulation Unit value
 (end of period)............  $ 1.04   $ 1.03   $ 1.04   $  1.05   $  1.05   $ 1.03   $10.54   $10.00
Number of units outstanding
 (in 000s) (end of
 period)....................   3,332    3,618    3,657    25,991    15,454    4,074        3        0


                                 MAINSTAY VP COMMON STOCK-- INITIAL CLASS
                              ----------------------------------------------
                              2005    2004    2003    2002    2001    2000*
                              -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $7.75   $7.10   $5.71   $7.65   $9.37   $10.00
Accumulation Unit value
 (end of period)............  $8.22   $7.75   $7.10   $5.71   $7.65   $ 9.37
Number of units outstanding
 (in 000s) (end of
 period)....................    110     137     152     219     230      139


                                                                                                          MAINSTAY VP
                                   MAINSTAY VP                                                            DEVELOPING
                              CONVERTIBLE--SERVICE                                                         GROWTH--
                                      CLASS               MAINSTAY VP CONVERTIBLE--INITIAL CLASS         SERVICE CLASS
                              ---------------------   -----------------------------------------------   ---------------
                                2005        2004       2005    2004    2003    2002    2001    2000*     2005     2004
                              ---------   ---------   ------   -----   -----   -----   -----   ------   ------   ------
Accumulation Unit value
 (beginning of period)......   $10.11      $10.00     $ 9.93   $9.50   $7.89   $8.71   $9.04   $10.00   $10.00   $10.00
Accumulation Unit value
 (end of period)............   $10.58      $10.11     $10.42   $9.93   $9.50   $7.89   $8.71   $ 9.04   $11.00   $10.00
Number of units outstanding
 (in 000s) (end of
 period)....................       34           2        126     153     168     209     199      150        4        0


                                          MAINSTAY VP DEVELOPING
                                          GROWTH--INITIAL CLASS
                              ----------------------------------------------
                              2005    2004    2003    2002    2001    2000*
                              -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $8.28   $7.95   $5.83   $8.33   $9.13   $10.00
Accumulation Unit value
 (end of period)............  $9.14   $8.28   $7.95   $5.83   $8.33   $ 9.13
Number of units outstanding
 (in 000s) (end of
 period)....................     21      21      28      19       6        9



                               MAINSTAY VP         MAINSTAY VP
                              FLOATING RATE    GOVERNMENT--SERVICE
                              SERVICE CLASS           CLASS                 MAINSTAY VP GOVERNMENT--INITIAL CLASS
                              --------------   -------------------   ---------------------------------------------------
                                 2005(E)         2005       2004      2005     2004     2003     2002     2001    2000*
                              --------------   --------   --------   ------   ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......      $10.00        $10.01     $10.00    $12.28   $12.07   $12.04   $11.13   $10.60   $10.00
Accumulation Unit value
 (end of period)............      $10.14        $10.06     $10.01    $12.38   $12.28   $12.07   $12.04   $11.13   $10.60
Number of units outstanding
 (in 000s) (end of
 period)....................         373            30          0        86      117      162      287      128       27

                                MAINSTAY VP
                                HIGH YIELD
                                 CORPORATE
                                  BOND--
                               SERVICE CLASS
                              ---------------
                               2005     2004
                              ------   ------
Accumulation Unit value
 (beginning of period)......  $10.18   $10.00
Accumulation Unit value
 (end of period)............  $10.29   $10.18
Number of units outstanding
 (in 000s) (end of
 period)....................     242        6


------------
 *   The policies were first offered on March 13, 2000.


(e) For the Period May 1, 2005 (commencement of operations) through December 31, 2005.

                                                                                    MAINSTAY VP
                                                                                     INCOME &
                                   MAINSTAY VP HIGH YIELD CORPORATE BOND--           GROWTH--
                                                INITIAL CLASS                      SERVICE CLASS
                              -------------------------------------------------   ---------------
                               2005     2004     2003    2002    2001    2000*     2005     2004
                              ------   ------   ------   -----   -----   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $14.38   $12.95   $ 9.65   $9.60   $9.29   $10.00   $10.14   $10.00
Accumulation Unit value
 (end of period)............  $14.57   $14.38   $12.95   $9.65   $9.60   $ 9.29   $10.43   $10.14
Number of units outstanding
 (in 000s) (end of
 period)....................     213      396      375     255     149       85       30        1


                               MAINSTAY VP INCOME & GROWTH-- INITIAL CLASS
                              ----------------------------------------------
                              2005    2004    2003    2002    2001    2000*
                              -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $9.24   $8.33   $6.57   $8.29   $9.21   $10.00
Accumulation Unit value
 (end of period)............  $9.52   $9.24   $8.33   $6.57   $8.29   $ 9.21
Number of units outstanding
 (in 000s) (end of
 period)....................     33      34      37      32       9       17


                                MAINSTAY VP                                                          MAINSTAY VP
                               INTERNATIONAL                                                          LARGE CAP
                                 EQUITY--              MAINSTAY VP INTERNATIONAL EQUITY--             GROWTH--
                               SERVICE CLASS                     INITIAL CLASS                      SERVICE CLASS
                              ---------------   ------------------------------------------------   ---------------
                               2005     2004     2005     2004    2003    2002    2001    2000*     2005     2004
                              ------   ------   ------   ------   -----   -----   -----   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $10.19   $10.00   $11.02   $ 9.54   $7.45   $7.92   $9.35   $10.00   $10.00   $10.00
Accumulation Unit value
 (end of period)............  $10.82   $10.19   $11.72   $11.02   $9.54   $7.45   $7.92   $ 9.35   $11.32   $10.00
Number of units outstanding
 (in 000s) (end of
 period)....................      56        1       54       52      45      34      32       18        6        0


                                  MAINSTAY VP LARGE CAP GROWTH-- INITIAL
                                                  CLASS
                              ----------------------------------------------
                              2005    2004    2003    2002    2001    2000*
                              -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $6.70   $6.96   $5.52   $7.81   $9.51   $10.00
Accumulation Unit value
 (end of period)............  $6.88   $6.70   $6.96   $5.52   $7.81   $ 9.51
Number of units outstanding
 (in 000s) (end of
 period)....................     64      71      91      87      69       55


                                MAINSTAY VP                                                     MAINSTAY VP
                                  MID CAP                                                         MID CAP
                                  CORE--                                                         GROWTH--
                               SERVICE CLASS     MAINSTAY VP MID CAP CORE-- INITIAL CLASS      SERVICE CLASS
                              ---------------   -------------------------------------------   ---------------
                               2005     2004     2005     2004     2003     2002    2001(A)    2005     2004
                              ------   ------   ------   ------   ------   ------   -------   ------   ------
Accumulation Unit value
 (beginning of period)......  $10.19   $10.00   $13.93   $11.57   $ 8.67   $10.00   $10.00    $10.24   $10.00
Accumulation Unit value
 (end of period)............  $11.60   $10.19   $15.89   $13.93   $11.57   $ 8.67   $10.00    $11.78   $10.24
Number of units outstanding
 (in 000s) (end of
 period)....................      28        1       20       11       15        8        0        51        1


                                     MAINSTAY VP MID CAP GROWTH--
                                            INITIAL CLASS
                              ------------------------------------------
                               2005     2004     2003     2002     2001
                              ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $14.10   $11.68   $ 8.19   $11.65   $10.00
Accumulation Unit value
 (end of period)............  $16.26   $14.10   $11.68   $ 8.19   $11.65
Number of units outstanding
 (in 000s) (end of
 period)....................      29       21       17       17        5


                                MAINSTAY VP                                                    MAINSTAY VP
                                  MID CAP                                                        S&P 500
                                  VALUE--              MAINSTAY VP MID CAP VALUE--               INDEX--
                               SERVICE CLASS                  INITIAL CLASS                   SERVICE CLASS
                              ---------------   ------------------------------------------   ---------------
                               2005     2004     2005     2004     2003    2002    2001(A)    2005     2004
                              ------   ------   ------   ------   ------   -----   -------   ------   ------
Accumulation Unit value
 (beginning of period)......  $10.29   $10.00   $12.10   $10.45   $ 8.23   $9.78   $10.00    $10.25   $10.00
Accumulation Unit value
 (end of period)............  $10.69   $10.29   $12.59   $12.10   $10.45   $8.23   $ 9.78    $10.55   $10.25
Number of units outstanding
 (in 000s) (end of
 period)....................      49        3       57       67       65      67       11        61        2


                                MAINSTAY VP S&P 500 INDEX-- INITIAL CLASS
                              ----------------------------------------------
                              2005    2004    2003    2002    2001    2000*
                              -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $8.56   $7.87   $6.23   $8.14   $9.40   $10.00
Accumulation Unit value
 (end of period)............  $8.83   $8.56   $7.87   $6.23   $8.14   $ 9.40
Number of units outstanding
 (in 000s) (end of
 period)....................    179     210     227     250     224      135


                                MAINSTAY VP
                                 SMALL CAP                                                    MAINSTAY VP
                                 GROWTH--            MAINSTAY VP SMALL CAP GROWTH--         TOTAL RETURN--
                               SERVICE CLASS                  INITIAL CLASS                  SERVICE CLASS
                              ---------------   -----------------------------------------   ---------------
                               2005     2004     2005     2004    2003    2002    2001(A)    2005     2004
                              ------   ------   ------   ------   -----   -----   -------   ------   ------
Accumulation Unit value
 (beginning of period)......  $10.30   $10.00   $10.63   $ 9.86   $7.07   $9.76   $10.00    $10.11   $10.00
Accumulation Unit value
 (end of period)............  $10.53   $10.30   $10.89   $10.63   $9.86   $7.07   $ 9.76    $10.57   $10.11
Number of units outstanding
 (in 000s) (end of
 period)....................      20        1       33       42      43      38       28         1        0


                                 MAINSTAY VP TOTAL RETURN-- INITIAL CLASS
                              ----------------------------------------------
                              2005    2004    2003    2002    2001    2000*
                              -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $8.20   $7.83   $6.64   $8.09   $9.20   $10.00
Accumulation Unit value
 (end of period)............  $8.60   $8.20   $7.83   $6.64   $8.09   $ 9.20
Number of units outstanding
 (in 000s) (end of
 period)....................     58      88     242     278     302      297


                                                                                                            ALGER
                                                                                                          AMERICAN
                                                                                                            SMALL
                                MAINSTAY VP                                                           CAPITALIZATION--
                                  VALUE--                                                                  CLASS S
                               SERVICE CLASS             MAINSTAY VP VALUE-- INITIAL CLASS                 SHARES
                              ---------------   ---------------------------------------------------   -----------------
                               2005     2004     2005     2004     2003     2002     2001    2000*     2005      2004
                              ------   ------   ------   ------   ------   ------   ------   ------   -------   -------
Accumulation Unit value
 (beginning of period)......  $10.21   $10.00   $11.66   $10.64   $ 8.49   $10.92   $11.04   $10.00   $10.41    $10.00
Accumulation Unit value
 (end of period)............  $10.65   $10.21   $12.20   $11.66   $10.64   $ 8.49   $10.92   $11.04   $11.95    $10.41
Number of units outstanding
 (in 000s) (end of
 period)....................      18        1       77       87      101      106       73       22       11         1


                                  ALGER AMERICAN SMALL CAPITALIZATION--
                                              CLASS O SHARES
                              ----------------------------------------------
                              2005    2004    2003    2002    2001    2000*
                              -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $6.94   $6.05   $4.31   $5.94   $8.56   $10.00
Accumulation Unit value
 (end of period)............  $7.99   $6.94   $6.05   $4.31   $5.94   $ 8.56
Number of units outstanding
 (in 000s) (end of
 period)....................     54      64      69      97      87       69


------------
 *   The policies were first offered on March 13, 2000.

(a) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

                                                                                   COLUMBIA
                                                                                  SMALL CAP
                                                                                 VALUE FUND,        DREYFUS IP
                                                                                   VARIABLE         TECHNOLOGY
                                                                                   SERIES--          GROWTH--
                                    CALVERT SOCIAL BALANCED PORTFOLIO              CLASS B        SERVICE SHARES
                              ----------------------------------------------   ----------------   ---------------
                              2005    2004    2003    2002    2001    2000*     2005    2004(D)    2005     2004
                              -----   -----   -----   -----   -----   ------   ------   -------   ------   ------
Accumulation Unit value
 (beginning of period)......  $9.29   $8.71   $7.42   $8.57   $9.36   $10.00   $10.26   $10.00    $10.00   $10.00
Accumulation Unit value
 (end of period)............  $9.66   $9.29   $8.71   $7.42   $8.57   $ 9.36   $10.66   $10.26    $11.00   $10.00
Number of units outstanding
 (in 000s) (end of
 period)....................     16      17      14      15      11       11       24        1         6        0


                                    DREYFUS IP TECHNOLOGY GROWTH--
                                            INITIAL SHARES
                              -------------------------------------------
                               2005     2004     2003     2002    2001(A)
                              ------   ------   ------   ------   -------
Accumulation Unit value
 (beginning of period)......  $10.56   $10.67   $ 7.18   $12.03   $10.00
Accumulation Unit value
 (end of period)............  $10.79   $10.56   $10.67   $ 7.18   $12.03
Number of units outstanding
 (in 000s) (end of
 period)....................       8       11       17       22        2


                                                                                                   FIDELITY(R) VIP
                              FIDELITY(R) VIP                                                          EQUITY-
                              CONTRAFUND(R)--                                                         INCOME--
                                  SERVICE                                                              SERVICE
                                  CLASS 2        FIDELITY(R) VIP CONTRAFUND(R)-- INITIAL CLASS         CLASS 2
                              ---------------   ------------------------------------------------   ---------------
                               2005     2004     2005     2004    2003    2002    2001    2000*     2005     2004
                              ------   ------   ------   ------   -----   -----   -----   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $10.26   $10.00   $11.02   $ 9.69   $7.66   $8.58   $9.93   $10.00   $10.16   $10.00
Accumulation Unit value
 (end of period)............  $11.79   $10.26   $12.68   $11.02   $9.69   $7.66   $8.58   $ 9.93   $10.56   $10.16
Number of units outstanding
 (in 000s) (end of
 period)....................      98        3      126      133     136     128     103       46       63        1


                                FIDELITY(R) VIP EQUITY-INCOME-- INITIAL CLASS
                              --------------------------------------------------
                               2005     2004     2003    2002     2001    2000*
                              ------   ------   ------   -----   ------   ------
Accumulation Unit value
 (beginning of period)......  $11.49   $10.46   $ 8.15   $9.97   $10.65   $10.00
Accumulation Unit value
 (end of period)............  $11.97   $11.49   $10.46   $8.15   $ 9.97   $10.65
Number of units outstanding
 (in 000s) (end of
 period)....................      55      119       84      77       53       27



                                                            JANUS ASPEN
                                   FIDELITY(R) VIP            SERIES
                                      MID CAP--             BALANCED--
                                   SERVICE CLASS 2        SERVICE SHARES      JANUS ASPEN SERIES BALANCED-- INSTITUTIONAL SHARES
                              -------------------------   ---------------   -------------------------------------------------------
                               2005     2004    2003(B)    2005     2004     2005      2004      2003     2002     2001      2000*
                              ------   ------   -------   ------   ------   -------   -------   ------   ------   -------   -------
Accumulation Unit value
 (beginning of period)......  $12.48   $10.17   $10.00    $10.23   $10.00   $10.62    $ 9.94    $8.85    $$9.61   $10.24    $10.00
Accumulation Unit value
 (end of period)............  $14.50   $12.48   $10.17    $10.84   $10.23   $11.29    $10.62    $9.94    $8.85    $ 9.61    $10.24
Number of units outstanding
 (in 000s) (end of
 period)....................      39        7        0        55        1      167       205      264      283       264       160


                                JANUS ASPEN
                                  SERIES                                                             MFS(R)
                                 WORLDWIDE                                                       INVESTORS TRUST
                                 GROWTH--           JANUS ASPEN SERIES WORLDWIDE GROWTH--           SERIES--
                              SERVICE SHARES                 INSTITUTIONAL SHARES                 SERVICE CLASS
                              ---------------   ----------------------------------------------   ---------------
                               2005     2004    2005    2004    2003    2002    2001    2000*     2005     2004
                              ------   ------   -----   -----   -----   -----   -----   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $10.00   $10.00   $6.46   $6.27   $5.13   $7.00   $9.16   $10.00   $10.00   $10.00
Accumulation Unit value
 (end of period)............  $10.43   $10.00   $6.74   $6.46   $6.27   $5.13   $7.00   $ 9.16   $10.73   $10.00
Number of units outstanding
 (in 000s) (end of
 period)....................      11        0     123     152     181     199     159      127       --        0


                                     MFS(R) INVESTORS TRUST SERIES--
                                              INITIAL CLASS
                              ----------------------------------------------
                              2005    2004    2003    2002    2001    2000*
                              -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $8.28   $7.55   $6.28   $8.07   $9.75   $10.00
Accumulation Unit value
 (end of period)............  $8.75   $8.28   $7.55   $6.28   $8.07   $ 9.75
Number of units outstanding
 (in 000s) (end of
 period)....................     37      44      45      41      29       11



                              MFS(R) RESEARCH                                                    MFS(R) UTILITIES
                                 SERIES--                  MFS(R) RESEARCH SERIES--              SERIES-- SERVICE
                               SERVICE CLASS                    INITIAL CLASS                          CLASS
                              ---------------   ----------------------------------------------   -----------------
                               2005     2004    2005    2004    2003    2002    2001    2000*     2005     2004(C)
                              ------   ------   -----   -----   -----   -----   -----   ------   -------   -------
Accumulation Unit value
 (beginning of period)......  $10.00   $10.00   $7.15   $6.27   $5.10   $6.87   $8.86   $10.00   $12.45    $10.00
Accumulation Unit value
 (end of period)............  $10.77   $10.00   $7.59   $7.15   $6.27   $5.10   $6.87   $ 8.86   $14.29    $12.45
Number of units outstanding
 (in 000s) (end of
 period)....................       5        0      32      42      49      53      55       66      127        12

                                  NEUBERGER
                                   BERMAN
                                 AMT MID CAP
                              GROWTH-- CLASS S
                              -----------------
                               2005     2004(C)
                              -------   -------
Accumulation Unit value
 (beginning of period)......  $10.67    $10.00
Accumulation Unit value
 (end of period)............  $11.92    $10.67
Number of units outstanding
 (in 000s) (end of
 period)....................       3         0



                                ROYCE       ROYCE      T. ROWE PRICE
                              MICRO-CAP   SMALL-CAP    EQUITY INCOME
                              PORTFOLIO   PORTFOLIO    PORTFOLIO-II            T. ROWE PRICE EQUITY INCOME PORTFOLIO
                              ---------   ---------   ---------------   ---------------------------------------------------
                               2005(E)     2005(E)     2005     2004     2005     2004     2003     2002     2001    2000*
                              ---------   ---------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......   $10.00      $10.00     $10.33   $10.00   $13.24   $11.70   $ 9.47   $11.07   $11.08   $10.00
Accumulation Unit value
 (end of period)............   $12.27      $10.56     $10.55   $10.33   $13.54   $13.24   $11.70   $ 9.47   $11.07   $11.08
Number of units outstanding
 (in 000s) (end of
 period)....................        4         119         84        2       91      112      130      110       81       13


------------
 *   The policies were first offered on March 13, 2000.

(a) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(b) For the period September 5, 2003 (commencement of operations) through December 31, 2003.

(c) For the period May 1, 2004 (commencement of operations) through December 31, 2004.

(d) For the period November 15, 2004 (commencement of operations) through December 31, 2004.


(e) For the Period May 1, 2005 (commencement of operations) through December 31, 2005.

                                                                                             VAN KAMPEN UIF
                                                                                            EMERGING MARKETS
                                                 VAN ECK WORLDWIDE HARD ASSETS              EQUITY--CLASS II
                                       --------------------------------------------------   -----------------
                                        2005     2004     2003    2002     2001    2000*     2005      2004
                                       ------   ------   ------   -----   ------   ------   -------   -------
Accumulation Unit value
 (beginning of period)...............  $15.41   $12.62   $ 8.83   $9.24   $10.48   $10.00   $10.67    $10.00
Accumulation Unit value
 (end of period).....................  $23.01   $15.41   $12.62   $8.83   $ 9.24   $10.48   $14.06    $10.67
Number of units outstanding
 (in 000s) (end of period)...........      56       19       15       6        3        2       13         0



                                                                                               VICTORY VIF DIVERSIFIED
                                                                                                   STOCK--CLASS A
                                         VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I              SHARES
                                       -----------------------------------------------------   -----------------------
                                        2005      2004     2003     2002     2001     2000*       2005       2004(c)
                                       -------   ------   ------   ------   ------   -------   ----------   ----------
Accumulation Unit value
 (beginning of period)...............  $ 9.15    $7.55    $5.12    $5.72    $6.21    $10.00      $10.00       $10.00
Accumulation Unit value
 (end of period).....................  $12.07    $9.15    $7.55    $5.12    $5.72    $ 6.21      $10.67       $10.00
Number of units outstanding
 (in 000s) (end of period)...........      47       18       92       21    1,019         6          13            0


------------
 *   The policies were first offered on March 13, 2000.

(c) For the period May 1, 2004 (commencement of operations) through December 31, 2004.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $69.4 billion at the end of 2005. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account and any other separate account of NYLIAC.


     The Separate Account currently has 74 investment divisions 44 of which are available under this product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.


     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive compensation from the Funds, or from the investment advisers or other service providers of the Funds (who may be affiliates of NYLIAC) in return for providing these services. Currently, We receive compensation under various arrangements in amounts ranging from .10% to ..35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:



FUND                                     INVESTMENT ADVISERS                         ELIGIBLE PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.            New York Life Investment Management LLC     MainStay VP Conservative Allocation;
                                                                                     MainStay VP Growth Allocation;
                                                                                     MainStay VP Moderate Allocation;
                                                                                     MainStay VP Moderate Growth Allocation
                                         Subadviser: MacKay Shields LLC ("MacKay")   MainStay VP Balanced;
                                                                                     MainStay VP Bond;
                                                                                     MainStay VP Capital Appreciation;
                                                                                     MainStay VP Cash Management;
                                                                                     MainStay VP Common Stock;
                                                                                     MainStay VP Convertible;
                                                                                     MainStay VP Floating Rate;
                                                                                     MainStay VP Government;
                                                                                     MainStay VP High Yield Corporate Bond;
                                                                                     MainStay VP International Equity;
                                                                                     MainStay VP Mid Cap Core;
                                                                                     MainStay VP Mid Cap Growth;
                                                                                     MainStay VP Mid Cap Value;
                                                                                     MainStay VP S&P 500 Index;
                                                                                     MainStay VP Small Cap Growth;
                                                                                     MainStay VP Total Return;
                                                                                     MainStay VP Value
                                         Subadviser: American Century Investment     MainStay VP Income & Growth
                                         Management, Inc.
                                         Subadviser: The Dreyfus Corporation         MainStay VP Basic Value
                                         Subadviser: Winslow Capital Management,     MainStay VP Large Cap Growth
                                         Inc.
                                         Subadviser: Lord Abbett & Company LLC       MainStay VP Developing Growth
-----------------------------------------------------------------------------------------------------------------------------
The Alger American Fund                  Fred Alger Management, Inc.                 Alger American Small Capitalization
-----------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.            Calvert Asset Management Advisor Inc.       Calvert Social Balanced Portfolio
                                         Subadviser: New Amsterdam Partners LLC
                                         SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust  Columbia Management Advisors Inc.           Columbia Small Cap Value Fund, Variable
                                                                                     Series
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios            The Dreyfus Corporation                     Dreyfus IP Technology Growth
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products     Fidelity Management and Research Company    Fidelity(R) VIP Contrafund(R)
Fund                                     Subadviser: Fidelity Management & Research
                                         (U.K.) Inc. ("FMRUK"), Fidelity Management
                                         & Research (Far East) Inc. ("FMRFE"),
                                         Fidelity Investments Japan Limited
                                         ("FIJL"), FMR Co., Inc. ("FMRC")
                                         Subadviser: FMRC                            Fidelity(R) VIP Equity-Income
                                         Subadviser: FMRUK, FMRFE, FIJL, FMRC        Fidelity(R) VIP Mid Cap
-----------------------------------------------------------------------------------------------------------------------------


FUND                                     INVESTMENT ADVISERS                         ELIGIBLE PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                       Janus Capital Management LLC                Janus Aspen Series Balanced
                                                                                     Janus Aspen Series Worldwide Growth
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust          MFS(R) Investment Management                MFS(R) Investors Trust Series
                                                                                     MFS(R) Research Series
                                                                                     MFS(R) Utilities Series
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management     Neuberger Berman Management Inc.            Neuberger Berman AMT Mid-Cap Growth
Trust                                    Subadviser: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund                   Royce & Associates, LLC                     Royce Micro-Cap Portfolio
                                                                                     Royce Small-Cap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.        T. Rowe Price Associates, Inc.              T. Rowe Price Equity Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust        Van Eck Associates Corporation              Van Eck Worldwide Hard Assets
-----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.  Morgan Stanley Investment Management Inc.   Van Kampen UIF Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds         Victory Capital Management Inc.             Victory VIF Diversified Stock

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, SAI, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if we determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. The policyowner may do so by using Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.


     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the LifeStages(R) Access Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.


     The following chart outlines some of the different features for each LifeStages(R) variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

-----------------------------------------------------------------------------------------------------------------------
                       LIFESTAGES(R) ACCESS  LIFESTAGES(R) PREMIUM PLUS  LIFESTAGES(R) ELITE   LIFESTAGES(R) ESSENTIALS
                         VARIABLE ANNUITY      ELITE VARIABLE ANNUITY      VARIABLE ANNUITY        VARIABLE ANNUITY
-----------------------------------------------------------------------------------------------------------------------
Surrender Charge               None          10 Years (8%, 8%, 8%, 7%,   8 Years (8%, 8%, 8%,  7 Years (7%, 7%, 7%, 6%,
Period                                       6%, 5%, 4%, 3%, 3%, 3% --     7%, 6%, 5%, 4%,     6%, 5%, 4% -- based on
                                              based on each premium      3% -- based on each    each premium payment
                                                 payment date)*            premium payment             date)
                                                                                date)*
-----------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan              No            Yes (6 month account)          Yes (6 month       Yes (6, 12, 18 month
                                                                               account)              accounts)
-----------------------------------------------------------------------------------------------------------------------
Interest Sweep                  No                     Yes                       Yes                    Yes
-----------------------------------------------------------------------------------------------------------------------
Premium Credit                  No                     Yes                        No                     No
-----------------------------------------------------------------------------------------------------------------------
Fixed Account                  Yes                     Yes                       Yes                    Yes
                             One-Year               One-Year                   One-Year              - One-Year
                                                                                                    - Three-Year
-----------------------------------------------------------------------------------------------------------------------
Reset Death Benefit      Annual reset to            Optional                   Optional        Annual reset to age 80
Guarantee                     age 80         Annual reset to age 80      Annual reset to age
                                                                                  80
-----------------------------------------------------------------------------------------------------------------------
Annual Death Benefit           N/A           Ages 65 or                  Ages 65 or                     N/A
Reset Charge                                 younger:     0.30%          younger:     0.30%
                                             Ages 66 to 75: 0.35%        Ages 66 to 75: 0.35%
-----------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.55%                 1.90%                       1.70%                 1.45%
Risk and               Based on assets of    Based on Adjusted Premium   Based on Adjusted     Based on assets of the
Administrative Costs   the Separate          Payments.                   Premium Payments.     Separate Account.
Charge                 Account.              Charge is not reflected in  Charge is not         Charge is reflected in
                       Charge is reflected   the Accumulation Unit       reflected in the      the Accumulation Unit
                       in the Accumulation   Value                       Accumulation Unit     Value
                       Unit Value                                        Value
-----------------------------------------------------------------------------------------------------------------------
Annual Policy Service          $40*                    $30                       $30                    $30
Charge
-----------------------------------------------------------------------------------------------------------------------
Minimum Cash Value           $50,000                $100,000                   $100,000               $50,000
Required to Waive
Annual Policy Service
Charge
-----------------------------------------------------------------------------------------------------------------------

---------------------  ------------------------------------------------------------------------
                        LIFESTAGES(R) PREMIUM    LIFESTAGES(R) SELECT   LIFESTAGES(R) FLEXIBLE
                       PLUS II VARIABLE ANNUITY    VARIABLE ANNUITY    PREMIUM VARIABLE ANNUITY
---------------------  ------------------------------------------------------------------------
Surrender Charge       8 Years (8%, 8%, 8%, 7%,    3 Years (8%, 8%,    9 Years (7%, 7%, 7%, 6%,
Period                 6%, 5%, 4%, 3% -- based   7% -- based on each      5%, 4%, 3%, 2%,
                       on each premium payment     premium payment     1% -- based on policy
                               date)*                   date)                  date)
-----------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan     Yes (6 month account)     Yes (6 and 12 month             No
                                                       account)
-----------------------------------------------------------------------------------------------------------------------
Interest Sweep                  Yes                      Yes                    Yes
-----------------------------------------------------------------------------------------------------------------------
Premium Credit                  Yes                       No                     No
-----------------------------------------------------------------------------------------------------------------------
Fixed Account                   Yes                      Yes                    Yes
                              One-Year                 One-Year               One-Year
-----------------------------------------------------------------------------------------------------------------------
Reset Death Benefit    Annual reset to age 80    Annual reset to age   3 year reset to age 85
Guarantee                                                 80
-----------------------------------------------------------------------------------------------------------------------
Annual Death Benefit            N/A                      N/A                    N/A
Reset Charge
-----------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.75%                     1.85%                 1.40%
Risk and               Based on assets of the    Based on assets of    Based on assets of the
Administrative Costs   Separate Account.         the Separate          Separate Account.
Charge                 Charge is reflected in    Account.              Charge is reflected in
                       the Accumulation Unit     Charge is reflected   the Accumulation Unit
                       Value                     in the Accumulation   Value
                                                 Unit Value
-----------------------------------------------------------------------------------------------------------------------
Annual Policy Service           $30                      $50                    $30
Charge
-----------------------------------------------------------------------------------------------------------------------
Minimum Cash Value            $100,000                 $100,000               $20,000
Required to Waive
Annual Policy Service
Charge
-----------------------------------------------------------------------------------------------------------------------



    All policies and features may not be available in all jurisdictions.

 *  May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Code Section 403(b) Tax Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs.


     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.


     If you are considering a Qualified Policy, or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral that are valuable, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:



     - A guaranteed death benefit, as explained in this prospectus.



     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.



     - A Fixed Account that features a guaranteed fixed interest rate.



     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.



These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because you value the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.


     POLICY APPLICATION AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application. The application is sent to one of NYLIAC's service centers with your initial premium payment. If the application is complete and accurate and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt at the service center. If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policyowner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Code. If We issue a jointly owned policy, ownership rights and privileges under the policy must by exercised jointly and benefits under the policy will be paid upon the death of any joint owner.


     We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated under "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY--Question 15." ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.


     You may allocate the initial premium payments, and thereafter, may maintain the Accumulation Value in up to 44 Investment Divisions plus the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM PERCENTAGE OF ANY PREMIUM PAYMENT THAT CAN BE ALLOCATED TO THE FIXED ACCOUNT IS DESCRIBED IN THE POLICY DATA PAGE.


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $10,000 for Non-Qualified Policies. You may make additional premium payments of at least $1,000 or such lower amount as We may permit at any time or by any method NYLIAC makes available. FOR POLICIES ISSUED PRIOR TO NOVEMBER 15, 2004, ADDITIONAL PREMIUM PAYMENTS ARE NOT PERMITTED. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.


     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date We receive the policy, without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or
(ii) the Accumulation Value on the date We receive the policy, without any deduction for premium taxes. We will set forth the provision in your policy.

     ISSUE AGES


     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 80. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 90, unless We agree otherwise.



     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.


     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date, subject to certain restrictions. Except in connection with transfers made pursuant to Dollar Cost Averaging and Automatic Asset Reallocation, the minimum amount that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account, is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with Dollar Cost Averaging or Automatic Asset Reallocation will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "THE FIXED ACCOUNT.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR)").


     - submit your request in writing on a form We approve to the VPSC at the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);

     - use the IVR at 800-598-2019;

     - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

     - make your request through the Virtual Service Center.


     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.


     (a) Limits on Transfers.

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency or number of transfers.


     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in Our sole discretion, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.


     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.


       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.


     - Other insurance companies which invest in the Fund portfolios underlying this policy may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the policyowners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

               a) impeding a portfolio manager's ability to sustain an investment objective;

               b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

               c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners or trusts that own policies.

     We may revoke VSC and IVR privileges for certain policyowners (See "Limits on Transfers").

     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number (PIN). With your Social Security Number, the PIN will give you access to both the VSC on Our corporate website, WWW.NEWYORKLIFE.COM, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions we take based on instructions received through IVR or VSC which We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Transfer requests received after 4:00 p.m. (Eastern Time) will be priced as of the next Business Day.


     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable.


     VSC

     The VSC is open Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern
Time).

     The VSC enables you to:

        - email your Registered Representative or the VPSC;

        - obtain current policy values;

        - transfer assets between investment options;

        - change the allocation of future premium payments;

        - change your address; and

        - obtain service forms.

        - reset your PIN;

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

        - obtain current policy values;

        - transfer assets between investment options;

        - change the allocation of future premium payments; and

        - speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You may authorize a third party to have access through a Customer Service Representative in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The
Policies -- Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.

     Faxed requests are not acceptable and will not be honored at any time. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAM

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth an example of how dollar cost averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit Values below, you would purchase the following number of Accumulation Units:

                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
MONTH         TRANSFERRED          UNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
                 ----                ------                  -----
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     The Dollar Cost Averaging option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. For policies issued on or after the date of this Prospectus, the maximum amount that may be transferred into the Fixed Account in a Policy Year from the Investment Divisions is described in the Policy Date page. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. We will not process a Dollar Cost Averaging transfer unless we receive a written request at the VPSC at the address listed in Question 15 of this prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If We do not receive the request within the five Business Days, the dollar cost averaging transfer will commence on the day requested in the following month.

     You may cancel the Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine or if the maximum amount has been transferred to the Fixed Account from the Investment Divisions for the Policy Year. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.


     This feature is available to you at no additional cost.


     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. We will not process an Automatic Asset Reallocation transfer unless We receive a written request at the VPSC at the addresses listed in the response to Question 15 of this prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If We do not receive the request within the five Business Days, the Automatic Asset Reallocation transfer will commence on the day requested in the following month. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.


     This feature is available to you at no additional cost.


     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $100 (or such lower amount as We may permit). We will allocate the initial premium payment to the Allocation Alternative you have specified within two Business Days after receipt. We will allocate additional premium payments to the Allocation Alternatives at the close of the Business Day on which they are deposited by NYLIAC.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The SAI contains a detailed description of how We value the Accumulation Units.

     RIDERS

     The EBB Rider is available for an additional charge. The Enhanced Spousal Continuance Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved.

     (a) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant), or the Annuitant, die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND
DEDUCTIONS -- Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider section, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The EBB Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the EBB amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                            EBB = $66,000 X 50% = $33,000

     In this example, the EBB is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (b) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application, your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICYOWNER INQUIRIES

     Your inquiries and written requests for service must be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY--Question 15.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.

     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or though other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                             CHARGES AND DEDUCTIONS

     THERE ARE NO SURRENDER OR WITHDRAWAL CHARGES UNDER THE POLICIES.

     SEPARATE ACCOUNT CHARGE

     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administration services. On an annual basis, the charge equals 1.55% of the average net asset value of the Separate Account. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, We will add any excess to Our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     POLICY SERVICE CHARGE

     We deduct an annual $40 policy service charge (may be lower in some jurisdictions) each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     TRANSFER FEES

     We do not impose any fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 transfers per Policy Year. Transfers made under Dollar Cost Averaging or Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment for a policy is approved. We may change these rules from time to time. Any variation in the policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described in this section) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

     FUND CHARGES

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or SAI.

     ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (OPTIONAL)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this Rider.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request that is acceptable to NYLIAC. Fax transmissions are not acceptable and will not be honored at any time. These forms must be mailed to Us at the addresses given in Question 15. If the request is complete and We have received all information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day during which We receive the written withdrawal request, less any outstanding taxes which We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER YOUR POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.


     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan). (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     (a) Surrenders

     We may deduct any state premium tax, if applicable, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER YOUR POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.


     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (except on the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). We will not process a Periodic Partial Withdrawal unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. If We do not receive the request within the five Business Days, the Periodic Partial Withdrawal will commence on the day requested in the following month. You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account.

     (d) Hardship Withdrawals


     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.


     REQUIRED MINIMUM DISTRIBUTION


     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT


     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:


     (a) the Accumulation Value; or

     (b) the sum of all premium payments made, less any partial withdrawals, less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary, less "proportional withdrawals" made and rider charges paid since the most recent Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the first Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on the greater of (a) the Accumulation Value on that Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals made and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed during the first policy year, less any rider charges; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary in the second and subsequent policy years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

                       (a)  Accumulation Value: $175,000
                       (b)  Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or
                       (c)  Reset value - the greater of: a) Current Accumulation Value - $175,000; and
                                                          b) Last Reset Value, plus premiums, less proportional
                                                          withdrawals.
                                                               That is:
                                                               $220,000 + $0 - (($20,000/$250,000)($220,000))
                                                               =$220,000 - (0.08)($220,000)
                                                               =$220,000 - $17,600
                                                               =$202,400

     In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments less any partial withdrawals, less any rider charges)" independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income--Guaranteed Period Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment We agree to at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.


     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

             (a) The New York Stock Exchange (NYSE) is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     With respect to TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of the statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. We will set an interest rate in advance periodically. All premium payments allocated to, or amounts transferred to, the Fixed Account will receive the rate in effect for the period during which the allocation or transfer is made, until the end of the Policy Year. Thereafter, the rate applicable to those amounts will change on each Policy Anniversary. The new rate will be the rate in effect on the date on which the Policy Anniversary occurs.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     (c) Transfers to Fixed Account

     FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM AMOUNT THAT MAY BE TRANSFERRED INTO THE FIXED ACCOUNT IN A POLICY YEAR FROM THE INVESTMENT DIVISIONS IS DESCRIBED IN THE POLICY DATA PAGE. You may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures or through Our Virtual Service Center.

     We will deduct partial withdrawals from the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The SAI discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.


     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement

     Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA Policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA Policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


          (e) Simple IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2006 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the calendar year may also elect to make an additional catch-up contribution of $2,500 for 2006 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.



     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year than an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.



     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).



     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS



     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.


                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, Inc. ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.


     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for the LifeStages(R) Access Variable Annuity policies during the fiscal years ended December 31, 2005, 2004, and 2003 were $1,099,889, $2,068,182, and $2,064,966, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.


     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each

Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

           How to obtain a LifeStages(R) Access Variable Annuity SAI.

               Call (800) 598-2019 or send this request form to:

                     NYLIAC Variable Products Service Center
                     Madison Square Station
                     P.O. Box 922
                     New York, NY 10159

--------------------------------------------------------------------------------


 Please send me a LifeStages(R) Access Variable Annuity Statement of Additional
                         Information dated May 1, 2006:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2006

                                      FOR

                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                          51 MADISON AVENUE, ROOM 651
                            NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current LifeStages(R) Access Variable Annuity Prospectus. You should read the SAI in conjunction with the LifeStages(R) Access Variable Annuity Prospectus. You may obtain a copy of the Prospectus by calling 800-598-2019 or writing to NYLIAC Variable Products Service Center, Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the May 1, 2006 LifeStages(R) Access Variable Annuity Prospectus.


                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

          (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charge deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.55% annualized of the daily average Variable Accumulation Value of the Separate Account. (See "Separate Account Charge" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or sex, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made, unless required otherwise by state law.


     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General" in the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received, deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2005 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this SAI. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this SAI. We intend the statements contained in the Prospectus and this SAI concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2006



                   to the Prospectuses dated May 1, 2006 for


                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY


                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY


                     LIFESTAGES(R) SELECT VARIABLE ANNUITY


                         LIFESTAGES(R) VARIABLE ANNUITY


                  LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY


               LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND


                      LIFESTAGES(R) ELITE VARIABLE ANNUITY


               LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY


                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY



                                  INVESTING IN


               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



This supplement amends the Prospectus for the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Variable Annuity, LifeStages(R) Elite Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Premium Plus Elite Variable Annuity and the LifeStages(R) Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.



This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2006 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:



A. DEFINITIONS



1. Replace the definition of "Non-Qualified Policies" with the following:



        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.



2. Replace the definition of "Qualified Policies" with the following:



        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.



3. Add the following definition of "Pension Plan":



        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.



B. QUESTIONS AND ANSWERS



1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:



        (a) for LifeStages(R) Variable Annuity policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.



          (c) for LifeStages(R) Essentials policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (d) for LifeStages(R) Select policies:


              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (e) for LifeStages(R) Elite policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (f) for LifeStages(R) Premium Plus Elite policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.



          (g) for LifeStages(R) Access policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.



2. For LifeStages(R) Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:



        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.



C. THE POLICIES -- Qualified and Non-Qualified Policies



1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:



        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.



2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:



        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.



D. THE POLICIES -- Policy Application and Premium Payments



1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:



        (a) for LifeStages(R) Variable Annuity policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.



        (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.



        (c) for LifeStages(R) Essentials policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



        (d) for LifeStages(R) Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (e) for LifeStages(R) Elite policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (f) for LifeStages(R) Premium Plus Elite policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.



          (g) for LifeStages(R) Access policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.



2. For LifeStages(R) Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:



        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.



E. THE POLICIES -- Riders



1. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:



        At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).



2. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:



        For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.



3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:



        There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.



4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------


                New York Life Insurance and Annuity Corporation


                               51 Madison Avenue


                            New York, New York 10010

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus Variable Annuity)

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus II Variable Annuity)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 49,059,907      $205,895,682      $313,660,057
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (1,903)          (63,215)         (340,600)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        163,058           693,152           976,686
    Administrative charges..................................         14,382            61,531           110,858
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 33,771,700      $143,750,686      $282,123,950
    Series II Policies......................................        336,243         1,139,179           651,866
    Series III Policies.....................................     11,361,828        46,639,300        20,831,662
    Series IV Policies......................................      3,128,529        13,277,354         8,594,880
    Series V Policies.......................................        282,264           271,265            29,555
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      11.63      $      16.14      $      17.85
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.74      $      13.08      $       6.68
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.59      $      12.80      $       6.09
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.49      $      11.47      $      10.25
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.03      $      11.07      $      12.49
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 41,754,465      $213,679,432      $390,602,739
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE         INCOME &
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $177,005,375      $276,084,420      $192,410,724      $ 22,788,881      $157,135,275      $682,430,229      $ 53,801,482
          981,245                --                --                --                --                --                --
          862,111           (73,266)           17,765           (18,083)          (41,153)         (657,586)           (1,555)

          654,854           870,265           620,902            72,064           536,435         2,232,946           170,723
           53,986            92,832            59,685             6,269            46,522           220,934            16,681
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $104,359,328      $234,430,929      $143,841,405      $ 15,386,574      $105,432,005      $532,635,171      $ 42,000,723
        3,518,853           902,195         1,313,155           187,888         1,062,707         3,071,990           313,600
       41,116,687        30,004,211        34,248,606         5,527,889        37,740,568       105,142,895         8,862,807
       19,247,612         9,394,448        12,115,533         1,574,772        11,974,673        37,289,377         2,369,231
        2,154,168           316,274           229,203            15,342           301,212         1,179,330            66,162
        7,743,243                --                --                --                --                --                --
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $       1.27      $      23.61      $      18.49      $       9.57      $      15.61      $      23.05      $      11.55
     ============      ============      ============      ============      ============      ============      ============
     $       1.04      $       8.22      $      10.42      $       9.14      $      12.38      $      14.57      $       9.52
     ============      ============      ============      ============      ============      ============      ============
     $       1.03      $       8.26      $       9.97      $       9.17      $      12.23      $      14.31      $       9.34
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $      11.68      $      12.28      $      12.15      $      11.08      $      14.65      $      11.85
     ============      ============      ============      ============      ============      ============      ============
     $       0.99      $      13.08      $      13.56      $      15.01      $      10.73      $      15.38      $      13.00
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $177,001,910      $289,646,260      $171,517,003      $ 17,765,406      $164,746,726      $635,321,259      $ 48,480,618
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 92,764,064      $ 78,411,879      $ 75,319,059
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         21,985           (16,773)           (5,207)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        294,373           251,360           237,238
    Administrative charges..................................         27,343            25,990            19,795
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 67,126,914      $ 63,856,345      $ 47,318,127
    Series II Policies......................................        632,642           438,853           312,520
    Series III Policies.....................................     18,508,406        10,732,349        20,574,487
    Series IV Policies......................................      5,810,446         3,000,401         6,824,452
    Series V Policies.......................................        385,925            89,808            27,233
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      19.26      $      12.33      $      14.77
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.72      $       6.88      $      15.89
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      11.75      $       5.87      $      15.27
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      13.91      $       9.87      $      14.96
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.26      $      11.87      $      17.60
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 77,397,650      $ 92,828,900      $ 61,638,358
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH --      TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $104,025,353      $154,742,020      $561,581,558      $ 62,964,973      $205,945,227      $240,088,724       $ 82,633,135
               --                --                --                --                --                --                 --
          (80,262)           (4,158)         (197,466)          (13,897)         (306,672)          (86,212)           (15,978)

          325,569           496,903         1,799,191           199,346           653,960           772,088            253,717
           27,868            40,956           185,919            17,046            71,263            74,972             25,631
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $ 66,802,926      $ 96,021,991      $463,828,913      $ 38,454,183      $179,431,389      $184,371,978       $ 66,236,642
          469,698           714,593         1,577,774           362,681           499,965           935,507            430,119
       26,886,577        43,213,546        72,357,460        16,094,767        18,186,454        42,103,133         12,448,343
        9,387,138        13,990,867        21,289,945         7,744,761         6,487,994        11,565,371          3,089,749
           45,315           259,006           344,890            78,292           307,530           179,463            132,956
               --                --                --                --                --                --                 --
               --                --                --                --                --                --                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $      12.76      $      12.72      $      23.35      $      10.64      $      18.74      $      20.95       $      11.43
     ============      ============      ============      ============      ============      ============       ============
     $      16.26      $      12.59      $       8.83      $      10.89      $       8.60      $      12.20       $       7.99
     ============      ============      ============      ============      ============      ============       ============
     $      12.96      $      12.79      $       8.58      $      10.55      $       8.23      $      11.65       $       7.40
     ============      ============      ============      ============      ============      ============       ============
     $      13.96      $      12.42      $      11.66      $      11.45      $      11.33      $      11.06       $      15.20
     ============      ============      ============      ============      ============      ============       ============
     $      20.06      $      12.42      $      13.82      $      12.68      $      12.74      $      11.89       $      17.75
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $ 72,623,730      $128,913,601      $576,035,568      $ 49,285,771      $222,732,020      $206,982,637       $ 55,614,485
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                                 DREYFUS IP
                                                                                 TECHNOLOGY     FIDELITY(R) VIP
                                                              CALVERT SOCIAL      GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 47,923,443     $ 21,415,786     $427,594,602
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (3,374)         (39,135)         (12,007)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        160,741           72,214        1,343,450
    Administrative charges..................................         13,695            5,767          137,469
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 28,572,390     $ 12,609,367     $346,947,375
    Series II Policies......................................        154,831           90,780        1,588,448
    Series III Policies.....................................     10,765,641        6,397,075       58,804,214
    Series IV Policies......................................      5,074,515        2,156,419       18,029,525
    Series V Policies.......................................        833,235           45,029          732,114
    Series VI Policies......................................      2,345,021               --               --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      18.61     $       8.87     $      24.21
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       9.66     $      10.79     $      12.68
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       9.37     $       8.98     $      12.18
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      12.06     $      10.79     $      14.33
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      13.02     $      14.24     $      16.91
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      11.92     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 45,247,345     $ 20,027,832     $326,535,073
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES                                                                  NEUBERGER
    FIDELITY(R) VIP       SERIES           WORLDWIDE          MFS(R)            MFS(R)                             BERMAN AMT
        EQUITY-         BALANCED--         GROWTH--       INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES       MID-CAP
       INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--           SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------------------------------------------------------------------------------------------------------------------
     $222,654,026      $528,319,246      $211,349,463      $ 28,998,191      $ 37,856,259       $  5,258,102      $  7,045,506
               --                --                --                --                --                 --                --
           26,933          (153,398)          (68,204)            1,385           (32,782)              (221)           (2,153)

          721,053         1,711,097           664,354            95,655           121,501             17,465            24,700
           70,111           179,306            75,346             8,828            12,236              1,064             1,505
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $173,408,665      $438,220,094      $189,175,133      $ 21,375,490      $ 30,730,194       $  2,771,374      $  3,232,873
          661,657         1,885,592           829,250           322,763           245,513             18,874            43,245
       37,734,084        65,609,162        14,689,985         5,818,827         5,561,199          2,246,754         2,913,150
        9,391,632        19,880,733         5,712,744         1,287,020         1,130,720            147,237           710,616
          693,757           679,864           134,447            90,993            22,114             55,113           117,264
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $      18.45      $      21.84      $      15.85      $       9.90      $      10.73       $      13.33      $      10.92
     ============      ============      ============      ============      ============       ============      ============
     $      11.97      $      11.29      $       6.74      $       8.75      $       7.59       $      15.66      $      11.23
     ============      ============      ============      ============      ============       ============      ============
     $      11.78      $      10.62      $       6.18      $       8.60      $       7.26       $      12.50      $      11.28
     ============      ============      ============      ============      ============       ============      ============
     $      12.01      $      11.76      $      10.25      $      11.37      $      11.76       $      20.16      $      15.71
     ============      ============      ============      ============      ============       ============      ============
     $      12.00      $      12.10      $      12.97      $      14.35      $      14.23       $      17.92      $      15.11
     ============      ============      ============      ============      ============       ============      ============
     $         --      $         --      $         --      $         --      $         --       $         --      $         --
     ============      ============      ============      ============      ============       ============      ============
     $193,861,462      $498,837,089      $296,578,598      $ 26,136,041      $ 36,472,534       $  4,204,079      $  5,435,028
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                   ROYCE             ROYCE         T. ROWE PRICE
                                                                 MICRO-CAP         SMALL-CAP       EQUITY INCOME
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  6,744,811       $12,815,034      $221,646,615
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (29,889)           32,017             8,771

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         16,945            35,992           722,124
    Administrative charges..................................          1,277             2,440            62,458
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  1,905,014       $ 4,336,798      $150,116,763
    Series II Policies......................................         46,302         1,260,535         1,231,267
    Series III Policies.....................................      1,554,692         2,400,432        54,289,234
    Series IV Policies......................................      2,259,237         3,127,064        14,572,050
    Series V Policies.......................................         77,177            62,162           661,490
    Series VI Policies......................................        854,278         1,621,628                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
    Series I variable accumulation unit value...............   $      12.16       $     11.18      $      14.22
                                                               ============       ===========      ============
    Series II variable accumulation unit value..............   $      12.27       $     10.56      $      13.54
                                                               ============       ===========      ============
    Series III variable accumulation unit value.............   $      12.04       $     10.83      $      13.25
                                                               ============       ===========      ============
    Series IV variable accumulation unit value..............   $      11.85       $     10.98      $      11.79
                                                               ============       ===========      ============
    Series V variable accumulation unit value...............   $      11.67       $     10.47      $      11.92
                                                               ============       ===========      ============
    Series VI variable accumulation unit value..............   $      11.98       $     10.90      $         --
                                                               ============       ===========      ============
Identified Cost of Investment...............................   $  6,443,805       $12,609,650      $196,865,168
                                                               ============       ===========      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      VAN KAMPEN
                     UIF EMERGING
       VAN ECK          MARKETS
      WORLDWIDE        EQUITY--
     HARD ASSETS        CLASS I
    ------------------------------
    $170,327,270     $ 74,940,221
              --               --
         161,636          (19,164)

         518,092          219,148
          32,318           21,051
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $ 66,110,275     $ 56,637,011
       1,298,921          569,845
      53,056,127       13,590,072
      27,352,178        3,771,899
       1,220,503          112,031
      20,900,492               --
              --               --
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $      23.26     $      16.76
    ============     ============
    $      23.01     $      12.07
    ============     ============
    $      23.29     $      14.00
    ============     ============
    $      22.00     $      18.60
    ============     ============
    $      27.62     $      23.75
    ============     ============
    $      24.36     $         --
    ============     ============
    $119,506,296     $ 46,620,412
    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--       BASIC VALUE--        BOND--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 81,825,349      $ 24,169,055      $ 76,509,099
  Dividends due and accrued.................................         96,250                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        317,388            78,039           134,119

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        241,925            85,850           273,003
    Administrative charges..................................         16,329             5,036            15,042
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 27,375,101      $  4,281,113      $ 11,333,924
    Series II Policies......................................      1,466,699            36,507           349,469
    Series III Policies.....................................     19,146,045         7,357,066        24,636,791
    Series IV Policies......................................     13,880,881         7,259,124        23,265,702
    Series V Policies.......................................      1,509,254           686,469         2,429,381
    Series VI Policies......................................     13,374,529         4,535,929        14,339,906
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................      5,228,224                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      10.46      $      12.87      $      10.20
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.41      $      10.53      $      10.06
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.44      $      12.78      $      10.15
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      10.45      $      12.82      $      10.19
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      10.46      $      12.62      $      10.02
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      10.43      $      12.73      $      10.11
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 81,081,473      $ 22,130,149      $ 79,144,415
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                      MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     HIGH YIELD
       CAPITAL          COMMON        MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP      CORPORATE
    APPRECIATION--      STOCK--      CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--       BOND--
    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------
     $ 51,690,436    $ 41,681,437    $ 83,766,114    $ 18,422,894    $ 76,882,001    $ 49,631,115    $351,331,531
               --              --              --              --         325,052              --              --
            1,192          67,510          39,575              53         901,022          58,757         105,553

          182,814         142,489         293,902          62,515         219,426         173,771       1,250,657
            8,907           8,386          16,314           3,465          16,881          10,039          68,630
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $  9,594,784    $  7,103,733    $ 13,293,396    $  3,145,316    $ 13,618,532    $  8,798,502    $ 50,261,988
           77,634          33,994         358,304          44,763       4,001,279         316,141       2,500,242
       17,835,412      12,796,123      25,859,522       6,080,662      13,041,020      16,242,978     117,497,618
       11,770,676      14,034,301      25,646,646       5,606,087      10,795,736      14,766,154     103,495,512
          553,991         308,682       1,607,688         231,816       1,686,072       1,257,180      11,657,106
       11,667,410       7,321,239      16,729,917       3,248,323      11,829,168       8,125,107      64,705,331
               --              --              --              --      22,899,961              --              --
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $      12.17    $      13.17    $      12.03    $      13.34    $      10.10    $       9.97    $      12.81
     ============    ============    ============    ============    ============    ============    ============
     $      10.98    $      10.54    $      10.58    $      11.00    $      10.14    $      10.06    $      10.29
     ============    ============    ============    ============    ============    ============    ============
     $      12.25    $      13.04    $      12.02    $      13.11    $      10.08    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $      12.16    $      13.15    $      11.96    $      13.31    $      10.09    $       9.97    $      12.86
     ============    ============    ============    ============    ============    ============    ============
     $      11.88    $      12.96    $      11.84    $      12.97    $      10.25    $       9.87    $      12.64
     ============    ============    ============    ============    ============    ============    ============
     $      12.06    $      13.05    $      11.79    $      13.40    $      10.13    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $ 46,024,801    $ 37,381,753    $ 77,578,688    $ 15,709,016    $ 77,009,369    $ 51,066,128    $360,315,923
     ============    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 27,395,207      $ 85,247,790      $ 19,596,318
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         29,694           122,744            14,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         94,537           287,940            67,114
    Administrative charges..................................          4,707            15,321             3,533
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  3,829,561      $ 12,520,066      $  3,045,034
    Series II Policies......................................        310,841           626,480            72,184
    Series III Policies.....................................      8,050,629        26,887,095         6,796,580
    Series IV Policies......................................      7,627,748        26,068,776         5,526,240
    Series V Policies.......................................        552,730         1,608,744           453,458
    Series VI Policies......................................      6,954,148        17,356,112         3,646,750
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      12.64      $      14.39      $      10.96
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.43      $      10.82      $      11.32
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      12.94      $      14.11      $      10.89
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      12.91      $      14.21      $      10.93
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      12.67      $      13.71      $      10.53
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      12.73      $      13.85      $      10.84
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 25,490,064      $ 79,383,369      $ 18,574,207
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 74,383,390      $110,170,465      $127,138,046      $184,176,804      $ 67,484,046      $ 43,048,603      $ 69,912,425
               --                --                --                --                --                --                --
          138,091           139,905            14,530           104,830            28,163             6,848            73,890

          247,228           367,832           429,581           639,848           223,814           152,976           243,433
           12,450            19,416            22,045            35,620            12,910             7,635            12,392
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $ 11,966,432      $ 18,596,697      $ 18,099,226      $ 32,437,702      $ 12,418,812      $  7,819,616      $ 11,721,930
          348,531           598,003           521,964           621,377           214,803            14,371           191,402
       21,986,643        33,555,489        41,553,891        63,956,765        20,401,042        16,289,549        24,078,920
       19,680,258        30,962,180        38,107,424        51,107,688        20,161,253        10,004,303        18,870,450
        1,543,013         1,474,911         1,914,914         4,000,231           986,421           636,114           729,354
       18,736,926        24,735,842        26,503,531        31,482,403        13,093,154         8,130,887        14,138,434
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $      16.17      $      16.77      $      13.94      $      12.61      $      13.48      $      11.76      $      13.21
     ============      ============      ============      ============      ============      ============      ============
     $      11.60      $      11.78      $      10.69      $      10.55      $      10.53      $      10.57      $      10.65
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      16.35      $      14.03      $      12.49      $      13.52      $      11.69      $      13.08
     ============      ============      ============      ============      ============      ============      ============
     $      16.05      $      16.42      $      13.92      $      12.59      $      13.21      $      11.88      $      13.39
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      15.98      $      13.71      $      12.48      $      12.78      $      11.48      $      13.02
     ============      ============      ============      ============      ============      ============      ============
     $      15.83      $      16.62      $      13.81      $      12.50      $      13.36      $      11.49      $      13.09
     ============      ============      ============      ============      ============      ============      ============
     $ 69,140,181      $ 88,030,137      $120,704,086      $168,627,971      $ 61,779,273      $ 40,088,353      $ 63,165,584
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                 COLONIAL SMALL
                                                               ALGER AMERICAN       CAP VALUE        DREYFUS IP
                                                                   SMALL         FUND, VARIABLE      TECHNOLOGY
                                                              CAPITALIZATION--      SERIES--          GROWTH--
                                                               CLASS S SHARES        CLASS B       SERVICE SHARES
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 32,714,051      $ 21,643,346      $ 22,209,267
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          10,557            93,684            37,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         103,833            64,526            76,489
    Administrative charges..................................           6,304             4,615             4,788
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $  5,850,344      $  7,797,754      $  4,703,461
    Series II Policies......................................         130,387           274,056            61,347
    Series III Policies.....................................       9,679,862         4,868,494         6,984,999
    Series IV Policies......................................      10,949,350         5,433,351         7,046,820
    Series V Policies.......................................         456,539           249,889           263,484
    Series VI Policies......................................       5,547,989         3,044,345         3,105,454
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      16.04      $      11.03      $      11.87
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      11.95      $      10.66      $      11.00
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      15.95      $      10.97      $      11.73
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      15.95      $      10.96      $      11.77
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      15.63      $      10.90      $      11.64
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      15.90      $      10.92      $      11.67
                                                                ============      ============      ============
Identified Cost of Investment...............................    $ 27,005,071      $ 20,583,813      $ 20,882,985
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              JANUS ASPEN
                      FIDELITY(R) VIP                       JANUS ASPEN         SERIES            MFS(R)            MFS(R)
    FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP       SERIES           WORLDWIDE      INVESTORS TRUST      RESEARCH
    CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--          SERIES--
    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $172,167,967      $106,391,242      $150,972,196      $ 85,948,146      $ 25,950,662      $  5,465,127      $  7,549,495
               --                --                --                --                --                --                --
          359,241           213,720            49,106            54,116           (28,510)            1,275              (485)

          573,999           371,091           490,697           302,274            88,909            18,848            26,030
           33,287            20,707            33,879            18,240             5,395             1,208             1,481
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $ 27,416,415      $ 17,710,260      $ 57,754,330      $ 14,525,945      $  5,145,390      $  1,150,504      $  1,486,326
        1,178,571           660,931           567,890           567,860            84,576             1,314            55,274
       48,984,269        32,145,536        38,490,574        25,740,324         8,306,247         1,403,581         2,038,432
       55,870,894        30,272,949        30,427,907        27,775,069         7,855,270         1,768,866         2,182,092
        4,331,899         3,530,183         2,204,927         2,225,679           435,803           106,968            44,197
       34,137,874        21,893,305        21,051,098        14,846,871         4,000,562         1,015,113         1,715,178
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $      15.27      $      13.16      $      16.12      $      11.92      $      12.37      $      12.56      $      13.33
     ============      ============      ============      ============      ============      ============      ============
     $      11.79      $      10.56      $      14.50      $      10.84      $      10.43      $      10.73      $      10.77
     ============      ============      ============      ============      ============      ============      ============
     $      15.08      $      12.94      $      16.00      $      11.93      $      12.23      $      12.60      $      13.18
     ============      ============      ============      ============      ============      ============      ============
     $      15.42      $      13.09      $      16.31      $      11.91      $      12.27      $      12.68      $      12.99
     ============      ============      ============      ============      ============      ============      ============
     $      14.86      $      13.06      $      15.27      $      11.80      $      12.03      $      12.52      $      13.24
     ============      ============      ============      ============      ============      ============      ============
     $      14.91      $      12.98      $      16.23      $      11.83      $      11.97      $      12.49      $      13.36
     ============      ============      ============      ============      ============      ============      ============
     $142,104,087      $ 98,462,941      $122,891,803      $ 78,614,331      $ 23,936,951      $  4,863,017      $  6,621,372
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                    NEUBERGER
                                                                                   BERMAN AMT
                                                              MFS(R) UTILITIES       MID-CAP        T. ROWE PRICE
                                                                  SERIES--          GROWTH--        EQUITY INCOME
                                                               SERVICE CLASS         CLASS S        PORTFOLIO--II
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $187,180,391      $ 11,472,684      $137,755,789
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (179,241)          (13,864)          206,236

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         585,739            36,994           470,366
    Administrative charges..................................          37,645             2,507            26,791
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $ 69,366,129      $  3,298,199      $ 18,924,727
    Series II Policies......................................       1,821,615            28,880           903,146
    Series III Policies.....................................      44,611,948         2,766,283        38,632,193
    Series IV Policies......................................      34,325,323         3,082,785        45,332,159
    Series V Policies.......................................       2,109,935           356,342         4,635,809
    Series VI Policies......................................      34,142,816         1,886,830        29,036,834
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      15.94      $      13.96      $      12.94
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      14.29      $      11.92      $      10.55
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      16.73      $      14.00      $      12.85
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      16.85      $      14.47      $      12.96
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      16.78      $      14.11      $      12.75
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      16.65      $      14.15      $      12.81
                                                                ============      ============      ============
Identified Cost of Investment...............................    $168,004,514      $  9,816,015      $133,565,294
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      VAN KAMPEN
     UIF EMERGING       VICTORY VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
     $ 40,486,926      $ 16,358,177
               --                --
          (20,993)            9,103

          125,486            53,000
            7,111             3,720
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $  6,717,254      $  5,801,803
          183,390           135,870
       11,562,283         2,706,099
       12,712,311         4,210,040
          461,929           259,915
        8,696,169         3,196,833
               --                --
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $      21.93      $      12.00
     ============      ============
     $      14.06      $      10.67
     ============      ============
     $      21.04      $      11.85
     ============      ============
     $      21.82      $      11.68
     ============      ============
     $      16.74      $      11.58
     ============      ============
     $      21.05      $      11.82
     ============      ============
     $ 30,975,874      $ 15,013,116
     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    452,313      $  6,650,506      $      13,459
  Mortality and expense risk charges........................       (676,991)       (2,931,075)        (4,147,381)
  Administrative charges....................................        (59,220)         (260,569)          (470,693)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (283,898)        3,458,862         (4,604,615)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,794,448        38,684,217         85,727,609
  Cost of investments sold..................................     (9,017,887)      (38,900,330)      (133,918,769)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        776,561          (216,113)       (48,191,160)
  Realized gain distribution received.......................        503,260                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        863,698        (1,695,916)        72,597,965
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      2,143,519        (1,912,029)        24,406,805
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,859,621      $  1,546,833      $  19,802,190
                                                               ============      ============      =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    612,433      $  1,487,302      $       2,711
  Mortality and expense risk charges........................       (726,684)       (1,114,571)        (1,060,640)
  Administrative charges....................................        (71,644)         (102,519)          (109,428)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (185,895)          270,212         (1,167,357)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,809,805         8,363,959         22,713,498
  Cost of investments sold..................................     (9,554,800)       (6,005,684)       (39,042,491)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        255,005         2,358,275        (16,328,993)
  Realized gain distribution received.......................             --         3,681,742                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,660,168          (764,727)        18,950,222
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      1,915,173         5,275,290          2,621,229
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,729,278      $  5,545,502      $   1,453,872
                                                               ============      ============      =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $   5,628,195     $  2,711,592      $  2,890,845      $         --      $  4,994,173      $  40,040,954
        (2,661,509)      (3,692,281)       (2,607,274)         (322,567)       (2,312,401)        (9,531,999)
          (219,184)        (393,936)         (249,463)          (29,255)         (199,812)          (938,714)
     -------------     ------------      ------------      ------------      ------------      -------------
         2,747,502       (1,374,625)           34,108          (351,822)        2,481,960         29,570,241
     -------------     ------------      ------------      ------------      ------------      -------------
       165,574,601       61,302,204        41,316,004        12,233,801        43,694,047        181,004,362
      (165,579,463)     (77,243,645)      (43,002,874)      (13,961,200)      (44,699,591)      (172,772,172)
     -------------     ------------      ------------      ------------      ------------      -------------
            (4,862)     (15,941,441)       (1,686,870)       (1,727,399)       (1,005,544)         8,232,190
                --        3,255,411                --                --                --                 --
             8,706       30,393,360        10,790,693         3,790,843            86,507        (28,361,830)
     -------------     ------------      ------------      ------------      ------------      -------------
             3,844       17,707,330         9,103,823         2,063,444          (919,037)       (20,129,640)
     -------------     ------------      ------------      ------------      ------------      -------------
     $   2,751,346     $ 16,332,705      $  9,137,931      $  1,711,622      $  1,562,923      $   9,440,601
     =============     ============      ============      ============      ============      =============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $     390,484     $         --      $  1,170,500      $  6,543,652      $         --      $   3,089,949
          (895,010)      (1,230,357)       (2,082,542)       (7,558,945)         (884,933)        (2,820,720)
           (75,106)        (104,856)         (171,729)         (784,946)          (75,155)          (306,966)
     -------------     ------------      ------------      ------------      ------------      -------------
          (579,632)      (1,335,213)       (1,083,771)       (1,800,239)         (960,088)           (37,737)
     -------------     ------------      ------------      ------------      ------------      -------------
        11,432,662       15,220,474        24,441,970       107,744,323        16,334,361         56,068,072
        (7,594,283)      (9,950,189)      (18,415,065)     (108,754,617)      (13,050,688)       (62,789,786)
     -------------     ------------      ------------      ------------      ------------      -------------
         3,838,379        5,270,285         6,026,905        (1,010,294)        3,283,673         (6,721,714)
         7,002,952           46,664         7,012,295                --         1,083,460                 --
        (1,167,102)       9,254,799        (5,750,830)       20,347,951        (2,119,612)        16,998,498
     -------------     ------------      ------------      ------------      ------------      -------------
         9,674,229       14,571,748         7,288,370        19,337,657         2,247,521         10,276,784
     -------------     ------------      ------------      ------------      ------------      -------------
     $   9,094,597     $ 13,236,535      $  6,204,599      $ 17,537,418      $  1,287,433      $  10,239,047
     =============     ============      ============      ============      ============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                     ALGER
                                                                                    AMERICAN
                                                                MAINSTAY VP          SMALL             AMSOUTH
                                                                  VALUE--       CAPITALIZATION--      ENHANCED
                                                               INITIAL CLASS     CLASS O SHARES      MARKET FUND
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  2,831,495       $         --      $     32,813
  Mortality and expense risk charges........................     (3,215,694)        (1,005,097)          (40,501)
  Administrative charges....................................       (315,473)          (101,204)               --
                                                               ------------       ------------      ------------
      Net investment income (loss)..........................       (699,672)        (1,106,301)           (7,688)
                                                               ------------       ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     40,701,543         13,523,626         3,324,952
  Cost of investments sold..................................    (40,417,499)       (10,008,611)       (2,869,633)
                                                               ------------       ------------      ------------
      Net realized gain (loss) on investments...............        284,044          3,515,015           455,319
  Realized gain distribution received.......................             --                 --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     11,731,742          8,459,154          (409,546)
                                                               ------------       ------------      ------------
      Net gain (loss) on investments........................     12,015,786         11,974,169            45,773
                                                               ------------       ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 11,316,114       $ 10,867,868      $     38,085
                                                               ============       ============      ============

                                                                JANUS ASPEN
                                                                  SERIES            MFS(R)
                                                                 WORLDWIDE         INVESTORS          MFS(R)
                                                                 GROWTH--            TRUST           RESEARCH
                                                               INSTITUTIONAL       SERIES--          SERIES--
                                                                  SHARES         INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  3,008,104      $    167,335      $    190,190
  Mortality and expense risk charges........................     (2,848,935)         (394,067)         (509,787)
  Administrative charges....................................       (323,310)          (36,555)          (50,900)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (164,141)         (263,287)         (370,497)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     57,793,068         5,948,655         9,037,315
  Cost of investments sold..................................   (105,254,106)       (6,450,480)      (11,921,440)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............    (47,461,038)         (501,825)       (2,884,125)
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     55,854,111         2,374,310         5,529,916
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      8,393,073         1,872,485         2,645,791
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  8,228,932      $  1,609,198      $  2,275,294
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                                                  TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        AMSOUTH        AMSOUTH        CALVERT        GROWTH--           VIP            EQUITY-       BALANCED--
    INTERNATIONAL    LARGE CAP       MID CAP         SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
     EQUITY FUND        FUND           FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    ---------------------------------------------------------------------------------------------------------------------------
    $    186,232    $     9,616    $   116,596    $   846,374    $        --     $  1,152,504     $  3,805,219    $ 12,218,432
         (10,551)       (59,029)       (28,310)      (641,440)      (303,627)      (5,131,537)      (2,975,680)     (7,111,503)
              --             --             --        (55,241)       (24,104)        (527,256)        (289,386)       (744,562)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         175,681        (49,413)        88,286        149,693       (327,731)      (4,506,289)         540,153       4,362,367
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         869,163      4,787,003      2,327,365      7,539,500      8,990,454       37,022,405       35,321,230     116,566,866
        (810,518)    (4,388,258)    (1,900,805)    (7,972,443)    (8,282,005)     (31,261,478)     (36,356,861)   (126,532,496)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
          58,645        398,745        426,560       (432,943)       708,449        5,760,927       (1,035,631)     (9,965,630)
              --             --             --             --             --           72,032        8,362,088              --
        (207,355)      (465,126)      (434,969)     2,181,162       (279,258)      56,261,941        1,357,195      38,444,038
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
        (148,710)       (66,381)        (8,409)     1,748,219        429,191       62,094,900        8,683,652      28,478,408
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
    $     26,971    $  (115,794)   $    79,877    $ 1,897,912    $   101,460     $ 57,588,611     $  9,223,805    $ 32,840,775
    =============   ============   ============   ============   ============   ===============   =============   =============

                     NEUBERGER                                                                  VAN KAMPEN
                       BERMAN                                      T. ROWE                         UIF
       MFS(R)           AMT                                         PRICE         VAN ECK        EMERGING
      UTILITIES       MID-CAP         ROYCE          ROYCE          EQUITY       WORLDWIDE       MARKETS
      SERIES--        GROWTH--      MICRO-CAP      SMALL-CAP        INCOME          HARD         EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO(A)   PORTFOLIO(B)    PORTFOLIO        ASSETS        CLASS I
    -------------------------------------------------------------------------------------------------------
    $     26,248    $        --    $    28,938    $        --    $ 3,450,116    $   194,470    $   223,856
         (67,195)      (103,142)       (25,476)       (48,653)    (2,917,250)    (1,394,133)      (749,103)
          (3,989)        (6,315)        (1,933)        (3,308)      (252,337)       (87,066)       (73,716)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         (44,936)      (109,457)         1,529        (51,961)       280,529     (1,286,729)      (598,963)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
       1,798,962      2,934,371        237,220        480,237     20,176,482      6,384,407      6,231,798
      (1,115,786)    (2,263,904)      (207,317)      (452,669)   (17,129,628)    (3,357,863)    (5,802,964)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         683,176        670,467         29,903         27,568      3,046,854      3,026,544        428,834
              --             --         87,431        119,725     10,428,146             --             --
          44,140        221,889        301,006        205,383     (8,300,049)    40,533,605     17,119,388
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         727,316        892,356        418,340        352,676      5,174,951     43,560,149     17,548,222
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
    $    682,380    $   782,899    $   419,869    $   300,715    $ 5,455,480    $42,273,420    $16,949,259
    ============    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
                                                                 BALANCED--       BASIC VALUE--        BOND--
                                                              SERVICE CLASS(C)    SERVICE CLASS     SERVICE CLASS
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $    582,205      $    179,825      $  2,345,711
  Mortality and expense risk charges........................        (413,777)         (321,329)         (983,574)
  Administrative charges....................................         (29,239)          (18,390)          (53,551)
                                                                ------------      ------------      ------------
      Net investment income (loss)..........................         139,189          (159,894)        1,308,586
                                                                ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       1,690,352         2,951,809         4,804,047
  Cost of investments sold..................................      (1,629,836)       (2,536,291)       (5,026,232)
                                                                ------------      ------------      ------------
      Net realized gain (loss) on investments...............          60,516           415,518          (222,185)
  Realized gain distribution received.......................         307,826           248,847                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         743,875           352,700          (861,807)
                                                                ------------      ------------      ------------
      Net gain (loss) on investments........................       1,112,217         1,017,065        (1,083,992)
                                                                ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  1,251,406      $    857,171      $    224,594
                                                                ============      ============      ============

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE         INCOME &        INTERNATIONAL
                                                                  BOND--           GROWTH--          EQUITY--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 20,058,035      $    269,263      $  1,248,700
  Mortality and expense risk charges........................     (4,495,628)         (333,707)         (936,932)
  Administrative charges....................................       (246,077)          (17,048)          (49,182)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................     15,316,330           (81,492)          262,586
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     24,903,474         1,756,853         2,442,112
  Cost of investments sold..................................    (23,247,782)       (1,440,983)       (1,832,156)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      1,655,692           315,870           609,956
  Realized gain distribution received.......................             --                --         3,389,246
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (12,821,049)          556,727           196,131
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................    (11,165,357)          872,597         4,195,333
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  4,150,973      $    791,105      $  4,457,919
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL           COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--        STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(D)    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------
     $         --      $    340,293      $  1,113,721      $         --       $  1,378,410      $  1,495,656
         (685,254)         (521,642)       (1,100,527)         (227,075)          (409,328)         (626,639)
          (33,417)          (30,056)          (60,546)          (12,421)           (33,810)          (36,004)
     ------------      ------------      ------------      ------------       ------------      ------------
         (718,671)         (211,405)          (47,352)         (239,496)           935,272           833,013
     ------------      ------------      ------------      ------------       ------------      ------------
        5,310,515         2,481,393         7,430,580         1,894,822          4,118,295         5,830,908
       (4,722,762)       (2,025,833)       (6,710,583)       (1,702,893)        (4,096,780)       (5,938,311)
     ------------      ------------      ------------      ------------       ------------      ------------
          587,753           455,560           719,997           191,929             21,515          (107,403)
               --           493,112                --                --                 --                --
        3,242,014         1,488,272         3,107,701         1,769,139           (127,369)         (518,091)
     ------------      ------------      ------------      ------------       ------------      ------------
        3,829,767         2,436,944         3,827,698         1,961,068           (105,854)         (625,494)
     ------------      ------------      ------------      ------------       ------------      ------------
     $  3,111,096      $  2,225,539      $  3,780,346      $  1,721,572       $    829,418      $    207,519
     ============      ============      ============      ============       ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP
       GROWTH--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------
     $         --      $    256,880      $         --      $    716,270      $  1,841,868      $         --
         (246,972)         (796,323)       (1,226,216)       (1,519,985)       (2,306,660)         (849,708)
          (12,985)          (40,533)          (64,989)          (76,085)         (127,095)          (47,863)
     ------------      ------------      ------------      ------------      ------------      ------------
         (259,957)         (579,976)       (1,291,205)         (879,800)         (591,887)         (897,571)
     ------------      ------------      ------------      ------------      ------------      ------------
        2,987,427         2,789,163         5,855,005         5,477,632         7,256,795         3,642,834
       (2,957,736)       (1,965,139)       (4,376,708)       (4,173,743)       (6,076,304)       (3,065,990)
     ------------      ------------      ------------      ------------      ------------      ------------
           29,691           824,024         1,478,297         1,303,889         1,180,491           576,844
               --         6,927,919            49,674         5,776,211                --         1,166,930
          727,614           195,435        12,066,986        (1,999,269)        4,864,030           771,281
     ------------      ------------      ------------      ------------      ------------      ------------
          757,305         7,947,378        13,594,957         5,080,831         6,044,521         2,515,055
     ------------      ------------      ------------      ------------      ------------      ------------
     $    497,348      $  7,367,402      $ 12,303,752      $  4,201,031      $  5,452,634      $  1,617,484
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                                       ALGER
                                                                MAINSTAY VP                           AMERICAN
                                                                   TOTAL          MAINSTAY VP          SMALL
                                                                 RETURN--           VALUE--       CAPITALIZATION--
                                                               SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    570,269      $    708,756       $         --
  Mortality and expense risk charges........................       (575,086)         (877,888)          (340,936)
  Administrative charges....................................        (28,561)          (44,787)           (20,496)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................        (33,378)         (213,919)          (361,432)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      4,043,448         3,236,340          1,973,286
  Cost of investments sold..................................     (3,690,710)       (2,615,692)        (1,564,554)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............        352,738           620,648            408,732
  Realized gain distribution received.......................             --                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,529,908         2,289,382          3,567,754
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................      1,882,646         2,910,030          3,976,486
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,849,268      $  2,696,111       $  3,615,054
                                                               ============      ============       ============

                                                                JANUS ASPEN         MFS(R)
                                                                  SERIES           INVESTORS          MFS(R)
                                                                 WORLDWIDE           TRUST           RESEARCH
                                                                 GROWTH--          SERIES--          SERIES--
                                                              SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    287,033      $     13,376      $     17,610
  Mortality and expense risk charges........................       (325,090)          (64,874)          (90,204)
  Administrative charges....................................        (19,213)           (4,141)           (5,214)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        (57,270)          (55,639)          (77,808)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      2,339,443           683,302           948,701
  Cost of investments sold..................................     (2,070,916)         (586,229)         (759,185)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        268,527            97,073           189,516
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        817,774           231,446           307,341
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      1,086,301           328,519           496,857
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,029,031      $    272,880      $    419,049
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       COLONIAL
       SMALL CAP
      VALUE FUND,       DREYFUS IP        FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       JANUS ASPEN
       VARIABLE         TECHNOLOGY            VIP               VIP               VIP             SERIES
       SERIES--          GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------------------------------------------------------------------------------------------------
     $         --      $         --      $    123,044      $  1,061,991      $         --      $  1,657,400
         (152,384)         (284,066)       (1,810,068)       (1,292,459)       (1,589,714)       (1,098,697)
          (11,047)          (17,101)         (102,657)          (70,414)         (109,668)          (64,851)
     ------------      ------------      ------------      ------------      ------------      ------------
         (163,431)         (301,167)       (1,789,681)         (300,882)       (1,699,382)          493,852
     ------------      ------------      ------------      ------------      ------------      ------------
          950,992         3,705,315         2,998,703         4,355,846         6,926,329         8,317,302
         (936,962)       (3,684,261)       (2,193,364)       (3,675,275)       (5,158,585)       (7,352,934)
     ------------      ------------      ------------      ------------      ------------      ------------
           14,030            21,054           805,339           680,571         1,767,744           964,368
           30,073                --            17,578         2,625,478         1,421,216                --
        1,058,486           779,153        20,024,706         1,271,030        17,696,876         3,401,174
     ------------      ------------      ------------      ------------      ------------      ------------
        1,102,589           800,207        20,847,623         4,577,079        20,885,836         4,365,542
     ------------      ------------      ------------      ------------      ------------      ------------
     $    939,158      $    499,040      $ 19,057,942      $  4,276,197      $ 19,186,454      $  4,859,394
     ============      ============      ============      ============      ============      ============

                         NEUBERGER
        MFS(R)          BERMAN AMT                           VAN KAMPEN        VICTORY VIF
       UTILITIES          MID-CAP        T. ROWE PRICE      UIF EMERGING       DIVERSIFIED
       SERIES--          GROWTH--        EQUITY INCOME    MARKETS EQUITY--       STOCK--
     SERVICE CLASS        CLASS S        PORTFOLIO--II        CLASS II       CLASS A SHARES
    ----------------------------------------------------------------------------------------
     $    429,108      $         --      $  1,593,065       $     84,491      $      8,446
       (1,567,797)         (119,601)       (1,616,344)          (344,382)         (157,671)
         (102,120)           (7,951)          (88,795)           (19,632)          (10,976)
     ------------      ------------      ------------       ------------      ------------
       (1,240,809)         (127,552)         (112,074)          (279,523)         (160,201)
     ------------      ------------      ------------       ------------      ------------
        7,176,681         1,211,444         3,900,130          2,067,427         1,366,301
       (5,830,739)       (1,017,234)       (3,903,990)        (1,595,031)       (1,251,443)
     ------------      ------------      ------------       ------------      ------------
        1,345,942           194,210            (3,860)           472,396           114,858
               --                --         6,095,020                 --                --
       15,148,472         1,031,216        (2,958,572)         7,406,751         1,027,657
     ------------      ------------      ------------       ------------      ------------
       16,494,414         1,225,426         3,132,588          7,879,147         1,142,515
     ------------      ------------      ------------       ------------      ------------
     $ 15,253,605      $  1,097,874      $  3,020,514       $  7,599,624      $    982,314
     ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2005
and December 31, 2004

                                                               MAINSTAY VP                   MAINSTAY VP
                                                              BASIC VALUE--                    BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (283,898)  $   (260,322)  $  3,458,862   $  4,750,511
    Net realized gain (loss) on investments..........       776,561          4,473       (216,113)     2,421,189
    Realized gain distribution received..............       503,260             --             --      2,530,840
    Change in unrealized appreciation (depreciation)
      on investments.................................       863,698      5,051,499     (1,695,916)    (3,418,356)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,859,621      4,795,650      1,546,833      6,284,184
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       506,712        747,857      2,767,660      3,862,802
    Policyowners' surrenders.........................    (4,722,273)    (3,498,688)   (22,404,095)   (20,826,615)
    Policyowners' annuity and death benefits.........      (488,878)      (560,862)    (2,569,686)    (2,721,983)
    Net transfers from (to) Fixed Account............         9,742        540,957       (796,623)    (3,943,016)
    Transfers between Investment Divisions...........    (2,700,125)     2,808,990     (8,794,964)   (27,712,958)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (7,394,822)        38,254    (31,797,708)   (51,341,770)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         3,152         (8,129)       (10,951)       (32,400)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (5,532,049)     4,825,775    (30,261,826)   (45,089,986)
NET ASSETS:
    Beginning of year................................    54,412,613     49,586,838    235,339,610    280,429,596
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 48,880,564   $ 54,412,613   $205,077,784   $235,339,610
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   DEVELOPING
                                                              CONVERTIBLE--                   GROWTH--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     34,108   $    918,126   $   (351,822)  $   (455,324)
    Net realized gain (loss) on investments..........    (1,686,870)    (4,615,441)    (1,727,399)    (1,142,594)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,790,693     12,994,494      3,790,843      2,701,305
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     9,137,931      9,297,179      1,711,622      1,103,387
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,628,185      4,036,622        280,649        344,461
    Policyowners' surrenders.........................   (16,215,627)   (15,568,502)    (2,287,383)    (2,377,746)
    Policyowners' annuity and death benefits.........    (2,571,424)    (1,843,014)      (131,140)      (212,455)
    Net transfers from (to) Fixed Account............      (905,067)      (774,552)       (73,264)       124,265
    Transfers between Investment Divisions...........   (19,430,358)      (752,012)    (2,154,394)      (299,255)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --     (6,299,024)            --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (36,494,291)   (14,901,458)   (10,664,556)    (2,420,730)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (9,556)       (38,270)         3,738         (4,558)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (27,365,916)    (5,642,549)    (8,949,196)    (1,321,901)
NET ASSETS:
    Beginning of year................................   219,113,818    224,756,367     31,641,661     32,963,562
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $191,747,902   $219,113,818   $ 22,692,465   $ 31,641,661
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                                                 MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------
    $ (4,604,615)  $ (4,552,244)  $  2,747,502   $ (1,458,785)  $ (1,374,625)  $   (193,100)
     (48,191,160)   (32,043,224)        (4,862)        (7,839)   (15,941,441)   (12,888,862)
              --             --             --             --      3,255,411             --
      72,597,965     45,162,339          8,706          2,072     30,393,360     40,339,057
    ------------   ------------   ------------   ------------   ------------   ------------
      19,802,190      8,566,871      2,751,346     (1,464,552)    16,332,705     27,257,095
    ------------   ------------   ------------   ------------   ------------   ------------
       4,838,691      6,782,048     69,148,697     82,832,764      3,306,612      4,323,036
     (37,549,052)   (33,824,586)   (43,058,610)   (44,058,355)   (29,657,868)   (24,094,330)
      (3,323,314)    (3,445,882)    (2,321,489)    (2,952,212)    (3,045,310)    (2,678,850)
      (2,035,435)    (1,179,606)    (4,002,426)   (24,138,819)    (1,552,624)        83,844
     (41,427,718)   (18,542,200)   (43,289,968)   (50,611,299)   (24,334,703)   (10,804,572)
    ------------   ------------   ------------   ------------   ------------   ------------
     (79,496,828)   (50,210,226)   (23,523,796)   (38,927,921)   (55,283,893)   (33,170,872)
    ------------   ------------   ------------   ------------   ------------   ------------
          29,814         (5,445)       (16,484)        (5,488)        23,174        (53,926)
    ------------   ------------   ------------   ------------   ------------   ------------
     (59,664,824)   (41,648,800)   (20,788,934)   (40,397,961)   (38,928,014)    (5,967,703)
     371,896,737    413,545,537    198,928,825    239,326,786    313,976,071    319,943,774
    ------------   ------------   ------------   ------------   ------------   ------------
    $312,231,913   $371,896,737   $178,139,891   $198,928,825   $275,048,057   $313,976,071
    ============   ============   ============   ============   ============   ============

                                          MAINSTAY VP
            MAINSTAY VP                    HIGH YIELD                    MAINSTAY VP
           GOVERNMENT--                 CORPORATE BOND--              INCOME & GROWTH--
           INITIAL CLASS                 INITIAL CLASS                  INITIAL CLASS
    ---------------------------   ----------------------------   ---------------------------
        2005           2004           2005            2004           2005           2004
    ----------------------------------------------------------------------------------------
    $  2,481,960   $  4,787,316   $  29,570,241   $ 42,308,686   $   (185,895)  $    166,828
      (1,005,544)        51,695       8,232,190    (11,306,892)       255,005       (191,872)
              --             --              --             --             --             --
          86,507       (895,837)    (28,361,830)    48,866,587      1,660,168      5,821,819
    ------------   ------------   -------------   ------------   ------------   ------------
       1,562,923      3,943,174       9,440,601     79,868,381      1,729,278      5,796,775
    ------------   ------------   -------------   ------------   ------------   ------------
       2,902,927      3,702,340      10,129,502     14,408,799        392,060        638,424
     (20,442,818)   (19,351,263)    (86,023,535)   (67,593,230)    (6,494,075)    (4,035,637)
      (2,682,549)    (3,331,558)    (11,158,796)    (7,783,342)      (571,081)      (460,829)
      (2,633,041)    (5,722,334)    (11,459,191)    (2,295,955)       (66,616)       257,545
     (11,771,469)   (39,390,063)    (28,971,902)     2,365,345        706,090      1,778,082
              --             --              --             --             --             --
    ------------   ------------   -------------   ------------   ------------   ------------
     (34,626,950)   (64,092,878)   (127,483,922)   (60,898,383)    (6,033,622)    (1,822,415)
    ------------   ------------   -------------   ------------   ------------   ------------
         (10,821)       (21,311)        (14,787)      (308,374)         7,591        (12,618)
    ------------   ------------   -------------   ------------   ------------   ------------
     (33,074,848)   (60,171,015)   (118,058,108)    18,661,624     (4,296,753)     3,961,742
     189,586,013    249,757,028     797,376,871    778,715,247     57,909,276     53,947,534
    ------------   ------------   -------------   ------------   ------------   ------------
    $156,511,165   $189,586,013   $ 679,318,763   $797,376,871   $ 53,612,523   $ 57,909,276
    ============   ============   =============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MAINSTAY VP                  MAINSTAY VP
                                                        INTERNATIONAL EQUITY--         LARGE CAP GROWTH--
                                                             INITIAL CLASS                INITIAL CLASS
                                                       -------------------------   ---------------------------
                                                          2005          2004           2005           2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   270,212   $  (221,628)  $ (1,167,357)  $ (1,266,866)
    Net realized gain (loss) on investments..........    2,358,275     1,419,563    (16,328,993)   (13,644,070)
    Realized gain distribution received..............    3,681,742            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (764,727)    8,352,821     18,950,222      9,803,326
                                                       -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    5,545,502     9,550,756      1,453,872     (5,107,610)
                                                       -----------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,917,215     1,460,935        914,134      1,709,414
    Policyowners' surrenders.........................   (8,000,808)   (3,884,069)    (7,272,141)    (7,391,220)
    Policyowners' annuity and death benefits.........     (445,609)     (579,519)      (982,585)    (1,077,715)
    Net transfers from (to) Fixed Account............      665,771       725,855       (555,475)       (66,344)
    Transfers between Investment Divisions...........   19,123,371    17,168,964    (12,179,379)    (9,295,560)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --            --             --             --
                                                       -----------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   13,259,940    14,892,166    (20,075,446)   (16,121,425)
                                                       -----------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          602       (26,834)        17,467         12,190
                                                       -----------   -----------   ------------   ------------
        Increase (decrease) in net assets............   18,806,044    24,416,088    (18,604,107)   (21,216,845)
NET ASSETS:
    Beginning of year................................   73,658,289    49,242,201     96,721,863    117,938,708
                                                       -----------   -----------   ------------   ------------
    End of year......................................  $92,464,333   $73,658,289   $ 78,117,756   $ 96,721,863
                                                       ===========   ===========   ============   ============

                                                              MAINSTAY VP
                                                               SMALL CAP                    MAINSTAY VP
                                                                GROWTH--                  TOTAL RETURN--
                                                             INITIAL CLASS                 INITIAL CLASS
                                                       --------------------------   ---------------------------
                                                           2005          2004           2005           2004
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (960,088)  $  (989,709)  $    (37,737)  $    540,473
    Net realized gain (loss) on investments..........     3,283,673     1,633,362     (6,721,714)    (2,943,135)
    Realized gain distribution received..............     1,083,460            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (2,119,612)    4,351,673     16,998,498     13,900,293
                                                       ------------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,287,433     4,995,326     10,239,047     11,497,631
                                                       ------------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,108,204     1,675,404      2,552,720      3,452,132
    Policyowners' surrenders.........................    (5,137,868)   (3,436,078)   (30,123,612)   (21,938,731)
    Policyowners' annuity and death benefits.........      (391,002)     (864,063)    (3,343,692)    (3,153,638)
    Net transfers from (to) Fixed Account............       375,477     1,132,036     (1,654,552)    (1,026,343)
    Transfers between Investment Divisions...........    (2,200,900)    2,943,652    (19,082,381)    (6,771,325)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....    (4,948,545)           --             --             --
                                                       ------------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   (11,194,634)    1,450,951    (51,651,517)   (29,437,905)
                                                       ------------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        19,452       (14,327)         7,119        (30,966)
                                                       ------------   -----------   ------------   ------------
        Increase (decrease) in net assets............    (9,887,749)    6,431,950    (41,405,351)   (17,971,240)
NET ASSETS:
    Beginning of year................................    72,622,433    66,190,483    246,318,683    264,289,923
                                                       ------------   -----------   ------------   ------------
    End of year......................................  $ 62,734,684   $72,622,433   $204,913,332   $246,318,683
                                                       ============   ===========   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                     MAINSTAY VP                   MAINSTAY VP
              CORE--                       GROWTH--                   MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (579,632)  $   (431,017)  $ (1,335,213)  $ (1,044,492)  $ (1,083,771)  $   (649,357)  $ (1,800,239)  $    592,787
       3,838,379        719,947      5,270,285      1,456,805      6,026,905        675,617     (1,010,294)    (1,077,273)
       7,002,952      1,246,778         46,664             --      7,012,295      1,246,854             --             --
      (1,167,102)     8,003,511      9,254,799     13,683,264     (5,750,830)    17,701,449     20,347,951     53,483,871
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,094,597      9,539,219     13,236,535     14,095,577      6,204,599     18,974,563     17,537,418     52,999,385
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,268,988      1,178,876      1,864,870      1,865,232      3,226,840      2,879,275      7,188,277      9,465,336
      (5,401,662)    (2,455,224)    (7,285,424)    (6,610,016)   (11,828,393)    (6,774,051)   (63,609,591)   (50,784,682)
        (226,874)      (230,851)      (528,759)      (744,734)      (965,803)      (675,900)    (5,791,448)    (5,238,699)
         604,095        616,720      1,367,766      1,652,851      1,462,021      1,470,263     (2,485,152)     1,154,429
      14,535,227     11,381,654     15,974,697     13,843,206     17,514,850     20,340,993    (27,840,457)      (508,570)
      (4,959,503)            --     (5,586,771)            --     (6,187,149)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,820,271     10,491,175      5,806,379     10,006,539      3,222,366     17,240,580    (92,538,371)   (45,912,186)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (7,245)       (25,793)        (5,325)       (29,628)        13,109        (56,292)        62,908        (95,632)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      14,907,623     20,004,601     19,037,589     24,072,488      9,440,074     36,158,851    (74,938,045)     6,991,567
      60,149,196     40,144,595     84,554,065     60,481,577    144,759,929    108,601,078    634,337,027    627,345,460
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 75,056,819   $ 60,149,196   $103,591,654   $ 84,554,065   $154,200,003   $144,759,929   $559,398,982   $634,337,027
    ============   ============   ============   ============   ============   ============   ============   ============

                                             ALGER
                                           AMERICAN
            MAINSTAY VP                      SMALL                        AMSOUTH                       AMSOUTH
              VALUE--                  CAPITALIZATION--                  ENHANCED                    INTERNATIONAL
           INITIAL CLASS                CLASS O SHARES                  MARKET FUND                   EQUITY FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (699,672)  $   (763,344)  $ (1,106,301)  $ (1,083,462)  $     (7,688)  $    (18,709)  $    175,681   $     (9,443)
         284,044     (1,453,022)     3,515,015      1,102,016        455,319         10,889         58,645         18,561
              --             --             --             --             --             --             --             --
      11,731,742     25,508,177      8,459,154     10,278,565       (409,546)       242,581       (207,355)       129,837
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      11,316,114     23,291,811     10,867,868     10,297,119         38,085        234,761         26,971        138,955
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,394,043      4,357,551        984,077      1,294,475        132,029        125,515           (478)        42,878
     (23,882,645)   (20,331,298)    (7,610,087)    (5,742,240)      (287,011)      (263,165)       (20,031)       (28,904)
      (2,496,604)    (2,286,653)      (445,682)      (627,422)       (60,327)        (5,652)       (12,167)            --
        (334,376)       987,792       (374,466)        14,609        206,152        411,920         57,693        203,946
      (7,636,148)     1,332,931     (1,099,152)     1,537,648     (3,020,357)       (59,649)      (804,983)         2,235
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (30,955,730)   (15,939,677)    (8,545,310)    (3,522,930)    (3,029,514)       208,969       (779,966)       220,155
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          13,269        (47,800)        (8,684)       (33,722)           391           (442)         1,006           (430)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (19,626,347)     7,304,334      2,313,874      6,740,467     (2,991,038)       443,288       (751,989)       358,680
     258,781,799    251,477,465     80,023,935     73,283,468      2,991,038      2,547,750        751,989        393,309
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $239,155,452   $258,781,799   $ 82,337,809   $ 80,023,935   $         --   $  2,991,038   $         --   $    751,989
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004


                                                                       AMSOUTH                        AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $     (49,413)  $    (53,985)  $     88,286   $    (26,687)
    Net realized gain (loss) on investments................        398,745          6,159        426,560         (2,620)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (465,126)       202,593       (434,969)       257,002
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (115,794)       154,767         79,877        227,695
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        147,893        198,977         16,300         51,416
    Policyowners' surrenders...............................       (326,496)      (304,428)      (123,822)      (128,719)
    Policyowners' annuity and death benefits...............        (92,979)       (23,711)       (64,050)       (21,436)
    Net transfers from (to) Fixed Account..................        197,162        590,151        108,226        229,951
    Transfers between Investment Divisions.................     (4,267,422)      (182,393)    (1,984,053)       110,755
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................     (4,341,842)       278,596     (2,047,399)       241,967
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            699            (48)           765           (663)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................     (4,456,937)       433,315     (1,966,757)       468,999
NET ASSETS:
    Beginning of year......................................      4,456,937      4,023,622      1,966,757      1,497,758
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $          --   $  4,456,937   $         --   $  1,966,757
                                                             =============   ============   ============   ============

                                                                     JANUS ASPEN                    JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $   4,362,367   $  4,722,954   $   (164,141)  $ (1,151,856)
    Net realized gain (loss) on investments................     (9,965,630)    (4,474,341)   (47,461,038)   (18,343,813)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................     38,444,038     40,046,366     55,854,111     26,904,789
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     32,840,775     40,294,979      8,228,932      7,409,120
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      6,104,824      8,466,524      2,980,888      4,116,985
    Policyowners' surrenders...............................    (57,130,712)   (47,771,158)   (23,957,775)   (21,215,237)
    Policyowners' annuity and death benefits...............     (6,334,256)    (6,407,812)    (2,266,780)    (2,288,198)
    Net transfers from (to) Fixed Account..................     (3,937,485)    (1,642,095)    (1,415,857)    (1,090,554)
    Transfers between Investment Divisions.................    (44,943,210)   (38,084,883)   (28,747,501)   (24,714,699)
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................   (106,240,839)   (85,439,424)   (53,407,025)   (45,191,703)
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................        (14,360)      (115,991)        22,190        (65,371)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................    (73,414,424)   (45,260,436)   (45,155,903)   (37,847,954)
NET ASSETS:
    Beginning of year......................................    599,689,869    644,950,305    255,697,462    293,545,416
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $ 526,275,445   $599,689,869   $210,541,559   $255,697,462
                                                             =============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $   149,693   $   149,618   $  (327,731)  $  (433,994)  $ (4,506,289)  $ (3,890,857)  $    540,153   $    236,947
       (432,943)     (673,123)      708,449     1,836,787      5,760,927      3,499,702     (1,035,631)      (359,754)
             --            --            --            --         72,032             --      8,362,088        843,888
      2,181,162     3,444,066      (279,258)   (2,247,143)    56,261,941     47,628,975      1,357,195     21,258,222
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,897,912     2,920,561       101,460      (844,350)    57,588,611     47,237,820      9,223,805     21,979,303
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      3,073,475     5,912,310       342,122       861,314      5,131,927      4,866,868      2,701,403      3,534,145
     (3,805,836)   (2,557,405)   (1,895,663)   (1,883,394)   (39,677,875)   (27,630,497)   (24,841,947)   (18,372,755)
       (527,515)     (313,320)     (100,315)     (139,715)    (3,216,888)    (3,331,670)    (2,318,177)    (3,457,556)
        926,146     1,320,941        42,936       273,926          5,656      1,051,962       (758,111)       519,114
     (1,401,315)    1,261,938    (4,882,662)   (1,419,495)    21,844,670     15,267,034     (2,063,781)    10,275,155
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (1,735,045)    5,624,464    (6,493,582)   (2,307,364)   (15,912,510)    (9,776,303)   (27,280,613)    (7,501,897)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (174)       (7,095)        6,563          (203)       (68,665)      (124,058)        17,767        (39,953)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        162,693     8,537,930    (6,385,559)   (3,151,917)    41,607,436     37,337,459    (18,039,041)    14,437,453
     47,582,940    39,045,010    27,684,229    30,836,146    384,494,240    347,156,781    239,928,836    225,491,383
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,745,633   $47,582,940   $21,298,670   $27,684,229   $426,101,676   $384,494,240   $221,889,795   $239,928,836
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $  (263,287)  $  (253,140)  $  (370,497)  $  (142,608)  $    (44,936)  $     (4,978)  $   (109,457)  $   (115,589)
       (501,825)     (688,954)   (2,884,125)   (3,662,424)       683,176        176,638        670,467        553,477
             --            --            --            --             --             --             --             --
      2,374,310     3,857,911     5,529,916     9,204,880         44,140        618,262        221,889        547,732
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,609,198     2,915,817     2,275,294     5,399,848        682,380        789,922        782,899        985,620
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        196,926       417,932       427,047       613,330          3,363           (847)        15,804        108,516
     (2,935,120)   (2,042,135)   (3,652,448)   (3,025,238)      (447,168)      (413,819)      (930,037)      (771,094)
       (275,666)     (393,162)     (497,283)     (454,115)       (83,132)        (8,802)       (63,167)       (21,737)
       (169,638)      167,795      (352,831)       71,907          6,645         77,535         48,691        145,863
     (1,633,353)     (972,112)   (3,057,098)     (959,730)     1,132,778      1,360,445     (1,004,540)      (586,920)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (4,816,851)   (2,821,682)   (7,132,613)   (3,753,846)       612,486      1,014,512     (1,933,249)    (1,125,372)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (735)       (7,188)           33       (15,568)        (1,017)        (2,284)            25         (3,450)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (3,208,388)       86,947    (4,857,286)    1,630,434      1,293,849      1,802,150     (1,150,325)      (143,202)
     32,103,481    32,016,534    42,547,026    40,916,592      3,945,503      2,143,353      8,167,473      8,310,675
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $28,895,093   $32,103,481   $37,689,740   $42,547,026   $  5,239,352   $  3,945,503   $  7,017,148   $  8,167,473
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                           ROYCE          ROYCE              T. ROWE PRICE
                                                         MICRO-CAP      SMALL-CAP                EQUITY
                                                         PORTFOLIO      PORTFOLIO           INCOME PORTFOLIO
                                                         ----------    -----------    ----------------------------
                                                          2005(a)        2005(b)          2005            2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $   1,529     $   (51,961)   $    280,529    $    279,178
    Net realized gain (loss) on investments..........       29,903          27,568       3,046,854       1,590,010
    Realized gain distribution received..............       87,431         119,725      10,428,146       4,468,125
    Change in unrealized appreciation (depreciation)
      on investments.................................      301,006         205,383      (8,300,049)     17,740,392
                                                         ----------    -----------    ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations..............................      419,869         300,715       5,455,480      24,077,705
                                                         ----------    -----------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,090,666       4,835,240       3,234,095       3,035,824
    Policyowners' surrenders.........................      (71,899)       (139,836)    (18,779,481)    (12,445,881)
    Policyowners' annuity and death benefits.........           --          (8,085)     (1,603,019)     (1,401,414)
    Net transfers from (to) Fixed Account............      538,556         755,429       1,601,514       2,335,449
    Transfers between Investment Divisions...........    2,720,035       7,065,329      20,577,880      22,298,176
                                                         ----------    -----------    ------------    ------------
      Net contributions and (withdrawals)............    6,277,358      12,508,077       5,030,989      13,822,154
                                                         ----------    -----------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (527)           (173)         22,332         (51,858)
                                                         ----------    -----------    ------------    ------------
        Increase (decrease) in net assets............    6,696,700      12,808,619      10,508,801      37,848,001
NET ASSETS:
    Beginning of year................................           --              --     210,362,003     172,514,002
                                                         ----------    -----------    ------------    ------------
    End of year......................................    $6,696,700    $12,808,619    $220,870,804    $210,362,003
                                                         ==========    ===========    ============    ============

                                                                   VAN ECK                      VAN KAMPEN
                                                                  WORLDWIDE                    UIF EMERGING
                                                                    HARD                     MARKETS EQUITY--
                                                                   ASSETS                        CLASS I
                                                         ---------------------------    --------------------------
                                                             2005           2004           2005           2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $ (1,286,729)   $  (355,555)   $  (598,963)   $  (323,589)
    Net realized gain (loss) on investments..........       3,026,544        891,456        428,834     (2,237,707)
    Realized gain distribution received..............              --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      40,533,605      6,253,833     17,119,388     10,682,534
                                                         ------------    -----------    -----------    -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      42,273,420      6,789,734     16,949,259      8,121,238
                                                         ------------    -----------    -----------    -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      27,532,054     11,138,000        992,832        756,714
    Policyowners' surrenders.........................      (6,170,999)    (1,729,565)    (4,322,313)    (3,406,142)
    Policyowners' annuity and death benefits.........        (665,627)      (175,456)      (341,883)      (470,417)
    Net transfers from (to) Fixed Account............       7,877,285      2,669,176        553,977        311,044
    Transfers between Investment Divisions...........      51,392,846     11,071,374     12,581,674      2,549,112
                                                         ------------    -----------    -----------    -----------
      Net contributions and (withdrawals)............      79,965,559     22,973,529      9,464,287       (259,689)
                                                         ------------    -----------    -----------    -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (89,805)       (21,840)       (23,644)       (30,453)
                                                         ------------    -----------    -----------    -----------
        Increase (decrease) in net assets............     122,149,174     29,741,423     26,389,902      7,831,096
NET ASSETS:
    Beginning of year................................      47,789,322     18,047,899     48,290,956     40,459,860
                                                         ------------    -----------    -----------    -----------
    End of year......................................    $169,938,496    $47,789,322    $74,680,858    $48,290,956
                                                         ============    ===========    ===========    ===========

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2005
and December 31, 2004

                                                        MAINSTAY VP                    MAINSTAY VP
                                                        BALANCED--                    BASIC VALUE--
                                                       SERVICE CLASS                  SERVICE CLASS
                                                       -------------         -------------------------------
                                                          2005(C)               2005               2004(E)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $   139,189          $  (159,894)        $   (67,395)
    Net realized gain (loss) on investments..........        60,516              415,518             241,967
    Realized gain distribution received..............       307,826              248,847                  --
    Change in unrealized appreciation (depreciation)
      on investments.................................       743,875              352,700           1,279,898
                                                        -----------          -----------         -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,251,406              857,171           1,454,470
                                                        -----------          -----------         -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    27,013,045            4,149,122          10,037,234
    Policyowners' surrenders.........................    (1,212,614)            (959,099)           (541,140)
    Policyowners' annuity and death benefits.........       (51,998)            (102,098)            (16,205)
    Net transfers from (to) Fixed Account............    10,080,984            1,343,499           2,129,230
    Transfers between Investment Divisions...........    39,900,659             (983,522)          1,081,684
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     5,000,000                   --                  --
                                                        -----------          -----------         -----------
      Net contributions and (withdrawals)............    80,730,076            3,447,902          12,690,803
                                                        -----------          -----------         -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (749)                 760              (1,895)
                                                        -----------          -----------         -----------
        Increase (decrease) in net assets............    81,980,733            4,305,833          14,143,378
NET ASSETS:
    Beginning of year................................            --           19,850,375           5,706,997
                                                        -----------          -----------         -----------
    End of year......................................   $81,980,733          $24,156,208         $19,850,375
                                                        ===========          ===========         ===========

                                                                MAINSTAY VP                    MAINSTAY VP
                                                            DEVELOPING GROWTH--              FLOATING RATE--
                                                               SERVICE CLASS                  SERVICE CLASS
                                                       ------------------------------        ---------------
                                                          2005              2004(E)              2005(D)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (239,496)       $  (137,361)         $   935,272
    Net realized gain (loss) on investments..........      191,929             73,680               21,515
    Realized gain distribution received..............           --                 --                   --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,769,139            782,042             (127,369)
                                                       -----------        -----------          -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,721,572            718,361              829,418
                                                       -----------        -----------          -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    4,012,815          7,124,597           26,320,010
    Policyowners' surrenders.........................     (643,530)          (309,470)          (1,146,772)
    Policyowners' annuity and death benefits.........      (58,254)           (22,050)             (41,230)
    Net transfers from (to) Fixed Account............      712,355          1,528,709            7,173,211
    Transfers between Investment Divisions...........     (817,964)           152,924           22,239,455
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --                 --           22,500,000
                                                       -----------        -----------          -----------
      Net contributions and (withdrawals)............    3,205,422          8,474,710           77,044,674
                                                       -----------        -----------          -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (376)            (1,318)              (2,324)
                                                       -----------        -----------          -----------
        Increase (decrease) in net assets............    4,926,618          9,191,753           77,871,768
NET ASSETS:
    Beginning of year................................   13,430,349          4,238,596                   --
                                                       -----------        -----------          -----------
    End of year......................................  $18,356,967        $13,430,349          $77,871,768
                                                       ===========        ===========          ===========

Not all investment divisions are available under all policies.
(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.
(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MainStay VP                  MainStay VP                  MAINSTAY VP                 MAINSTAY VP
             Bond--               Capital Appreciation--           COMMON STOCK--               CONVERTIBLE--
          Service Class                Service Class                SERVICE CLASS               SERVICE CLASS
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $ 1,308,586   $ 1,263,428   $   (718,671)  $   (436,405)  $  (211,405)  $    31,617   $   (47,352)  $   453,711
       (222,185)     (120,641)       587,753        138,540       455,560       104,390       719,997       181,638
             --       583,451             --             --       493,112            --            --            --
       (861,807)     (806,292)     3,242,014      1,516,420     1,488,272     2,151,066     3,107,701     2,142,049
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        224,594       919,946      3,111,096      1,218,555     2,225,539     2,287,073     3,780,346     2,777,398
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     20,677,920    28,326,752      9,222,902     23,617,625     8,746,610    15,004,613    14,819,794    32,545,228
     (3,051,666)   (1,630,614)    (2,266,097)      (923,834)   (1,383,666)     (661,788)   (3,036,382)   (1,718,393)
       (443,548)     (229,185)      (213,149)       (48,557)      (59,276)      (13,750)     (531,969)      (90,073)
      5,064,033     8,056,169      1,807,299      5,080,974     2,215,010     3,151,764     5,511,448    11,513,571
       (495,886)       55,370     (3,504,257)      (492,509)     (674,975)      965,360    (4,754,399)       73,250
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,750,853    34,578,492      5,046,698     27,233,699     8,843,703    18,446,199    12,008,492    42,323,583
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,494)       (4,791)         2,222            (40)        1,282        (3,291)       (5,538)       (7,685)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,972,953    35,493,647      8,160,016     28,452,214    11,070,524    20,729,981    15,783,300    45,093,296
     54,382,220    18,888,573     43,339,891     14,887,677    30,527,548     9,797,567    67,712,173    22,618,877
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $76,355,173   $54,382,220   $ 51,499,907   $ 43,339,891   $41,598,072   $30,527,548   $83,495,473   $67,712,173
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

                                        MainStay VP
           MainStay VP                  High Yield                   MainStay VP                 MainStay VP
          Government--               Corporate Bond--             Income & Growth--        International Equity--
          Service Class                Service Class                Service Class               Service Class
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $   833,013   $ 1,024,910   $ 15,316,330   $ 13,913,633   $   (81,492)  $   108,061   $   262,586   $   (43,116)
       (107,403)     (128,103)     1,655,692        361,833       315,870        86,092       609,956        95,246
             --            --             --             --            --            --     3,389,246            --
       (518,091)     (455,402)   (12,821,049)     4,263,691       556,727     1,079,250       196,131     4,938,118
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        207,519       441,405      4,150,973     18,539,157       791,105     1,273,403     4,457,919     4,990,248
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,346,884    19,050,338    105,292,069    135,148,403     7,218,166     9,312,918    27,433,954    23,853,952
     (2,177,410)   (1,380,706)   (13,390,923)    (5,501,123)   (1,126,645)     (422,105)   (2,052,895)     (710,428)
       (282,116)      (49,221)    (2,288,734)      (646,595)     (128,740)      (30,053)     (475,687)     (128,863)
      4,616,652     4,873,982     22,835,470     24,002,067     3,219,377     2,302,058     6,842,420     5,109,965
     (1,924,506)     (316,483)   (20,282,240)     5,903,008       636,212       326,344     4,093,676     3,086,439
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,579,504    22,177,910     92,165,642    158,905,760     9,818,370    11,489,162    35,841,468    31,211,065
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,008)       (2,564)       (11,440)       (58,909)        2,088        (1,969)       (1,709)      (12,377)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,785,015    22,616,751     96,305,175    177,386,008    10,611,563    12,760,596    40,297,678    36,188,936
     35,721,047    13,104,296    253,812,622     76,426,614    16,714,094     3,953,498    44,769,595     8,580,659
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $49,506,062   $35,721,047   $350,117,797   $253,812,622   $27,325,657   $16,714,094   $85,067,273   $44,769,595
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MainStay VP                 MainStay VP
                                                          Large Cap Growth--            Mid Cap Core--
                                                             Service Class               Service Class
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (259,957)  $  (190,563)  $  (579,976)  $  (217,792)
    Net realized gain (loss) on investments..........       29,691        16,757       824,024       120,785
    Realized gain distribution received..............           --            --     6,927,919       774,026
    Change in unrealized appreciation (depreciation)
      on investments.................................      727,614      (106,780)      195,435     4,387,762
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      497,348      (280,586)    7,367,402     5,064,781
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,987,436     9,002,711    20,930,769    18,091,012
    Policyowners' surrenders.........................     (779,103)     (607,575)   (2,059,284)     (727,901)
    Policyowners' annuity and death benefits.........     (160,302)      (45,733)     (688,829)      (47,234)
    Net transfers from (to) Fixed Account............    1,058,069     2,292,436     5,105,394     4,277,750
    Transfers between Investment Divisions...........   (1,576,678)     (966,782)    6,048,873     2,489,388
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    2,529,422     9,675,057    29,336,923    24,083,015
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        2,749         1,502        (8,082)      (11,921)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    3,029,519     9,395,973    36,696,243    29,135,875
NET ASSETS:
    Beginning of year................................   16,510,727     7,114,754    37,565,560     8,429,685
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $19,540,246   $16,510,727   $74,261,803   $37,565,560
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (33,378)  $   135,182   $  (213,919)  $   (43,521)
    Net realized gain (loss) on investments..........      352,738       154,606       620,648       309,475
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,529,908     1,111,906     2,289,382     3,379,065
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,849,268     1,401,694     2,696,111     3,645,019
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    8,878,845    17,926,443    15,172,383    25,919,825
    Policyowners' surrenders.........................   (1,821,281)     (884,719)   (2,350,138)     (974,606)
    Policyowners' annuity and death benefits.........     (122,041)      (28,772)     (270,747)      (10,553)
    Net transfers from (to) Fixed Account............    2,334,240     4,809,650     3,803,296     6,144,530
    Transfers between Investment Divisions...........   (2,428,851)     (704,132)       91,286     1,352,930
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    6,840,912    21,118,470    16,446,080    32,432,126
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          345        (2,608)        2,085        (5,918)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    8,690,525    22,517,556    19,144,276    36,071,227
NET ASSETS:
    Beginning of year................................   34,204,315    11,686,759    50,586,214    14,514,987
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $42,894,840   $34,204,315   $69,730,490   $50,586,214
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP
         MID CAP GROWTH--             MID CAP VALUE--               S&P 500 INDEX--            SMALL CAP GROWTH--
          SERVICE CLASS                SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS
    --------------------------   --------------------------   ---------------------------   -------------------------
        2005         2004(e)         2005         2004(e)         2005         2004(e)         2005         2004(e)
    -----------------------------------------------------------------------------------------------------------------
    $ (1,291,205)  $  (575,564)  $   (879,800)  $  (173,943)  $   (591,887)  $    471,681   $  (897,571)  $  (487,206)
       1,478,297       677,570      1,303,889       140,015      1,180,491        272,518       576,844       212,295
          49,674            --      5,776,211       614,383             --             --     1,166,930            --
      12,066,986     9,017,157     (1,999,269)    7,035,664      4,864,030      8,340,201       771,281     4,008,944
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      12,303,752     9,119,163      4,201,031     7,616,119      5,452,634      9,084,400     1,617,484     3,734,033
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      29,662,492    29,060,538     40,062,950    34,795,764     44,159,025     70,753,569    16,593,575    26,608,690
      (3,136,101)   (1,306,305)    (3,835,441)   (1,361,139)    (5,910,120)    (3,005,687)   (2,068,567)   (1,423,298)
        (327,561)     (142,289)      (381,359)      (47,597)      (782,201)      (268,779)     (364,896)      (91,716)
       5,408,415     6,356,741     11,498,158     8,978,905     12,064,774     15,775,645     3,394,355     6,127,312
       5,234,721     1,974,479      3,667,262     4,910,904     (4,203,026)     2,375,002    (1,230,278)      753,456
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      36,841,966    35,943,164     51,011,570    47,276,837     45,328,452     85,629,750    16,324,189    31,974,444
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
          (8,924)      (16,684)         6,653       (18,810)        10,467        (11,840)       13,980        (7,084)
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      49,136,794    45,045,643     55,219,254    54,874,146     50,791,553     94,702,310    17,955,653    35,701,393
      60,786,328    15,740,685     71,481,696    16,607,550    132,814,613     38,112,303    49,319,832    13,618,439
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
    $109,923,122   $60,786,328   $126,700,950   $71,481,696   $183,606,166   $132,814,613   $67,275,485   $49,319,832
    ============   ===========   ============   ===========   ============   ============   ===========   ===========

                                     Colonial Small
      Alger American Small          Cap Value Fund,          Dreyfus IP Technology          Fidelity(R) VIP
        Capitalization--           Variable Series--               Growth--                 CONTRAFUND(R)--
         Class S Shares                 Class B                 Service Shares              SERVICE CLASS 2
    -------------------------   ------------------------   -------------------------   --------------------------
       2005         2004(e)        2005        2004(f)        2005         2004(e)         2005         2004(e)
    -------------------------------------------------------------------------------------------------------------
    $  (361,432)  $  (165,727)  $  (163,431)  $    3,033   $  (301,167)  $  (226,976)  $ (1,789,681)  $  (709,526)
        408,732       118,747        14,030          203        21,054       113,983        805,339       113,070
             --            --        30,073       27,573            --            --         17,578            --
      3,567,754     1,876,029     1,058,486        1,048       779,153        80,024     20,024,706     8,705,990
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      3,615,054     1,829,049       939,158       31,857       499,040       (32,969)    19,057,942     8,109,534
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      8,942,206     9,106,509     8,920,496      817,168     4,545,221    10,108,446     50,357,609    44,851,838
       (990,842)     (401,534)     (329,847)         (24)     (992,000)     (584,616)    (4,079,261)   (1,456,588)
        (38,847)      (13,407)      (23,212)          --       (48,211)      (23,572)      (693,129)     (134,820)
      1,679,703     1,847,356     1,952,669       49,822       970,095     2,146,155     12,356,894    10,791,287
      1,114,522     1,575,086     8,661,121      650,198    (2,261,557)     (358,894)     8,543,713     5,045,675
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     10,706,742    12,114,010    19,181,227    1,517,164     2,213,548    11,287,519     66,485,826    59,097,392
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
         (4,299)       (4,150)       (1,498)         (19)        3,777           354        (28,651)      (17,820)
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     14,317,497    13,938,909    20,118,887    1,549,002     2,716,365    11,254,904     85,515,117    67,189,106
     18,296,974     4,358,065     1,549,002           --    19,449,200     8,194,296     86,404,805    19,215,699
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
    $32,614,471   $18,296,974   $21,667,889   $1,549,002   $22,165,565   $19,449,200   $171,919,922   $86,404,805
    ===========   ===========   ===========   ==========   ===========   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                            FIDELITY(R) VIP              FIDELITY(R) VIP
                                                            EQUITY-INCOME--                 MID CAP--
                                                            SERVICE CLASS 2              SERVICE CLASS 2
                                                       --------------------------   --------------------------
                                                           2005         2004(e)         2005          2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (300,882)  $  (320,657)  $ (1,699,382)  $  (484,984)
    Net realized gain (loss) on investments..........       680,571       157,958      1,767,744       176,170
    Realized gain distribution received..............     2,625,478        83,974      1,421,216            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,271,030     5,156,865     17,696,876    10,086,422
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,276,197     5,078,140     19,186,454     9,777,608
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    28,787,807    37,912,960     28,868,064    27,676,531
    Policyowners' surrenders.........................    (3,389,737)   (1,455,786)    (5,769,740)   (1,346,299)
    Policyowners' annuity and death benefits.........      (441,233)      (85,116)      (662,133)     (169,701)
    Net transfers from (to) Fixed Account............     8,175,528     7,529,061      8,167,408     5,792,542
    Transfers between Investment Divisions...........      (354,091)    2,936,845     26,584,995    27,377,145
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............    32,778,274    46,837,964     57,188,594    59,330,218
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         1,936        (7,101)       (29,927)      (20,415)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............    37,056,407    51,909,003     76,345,121    69,087,411
NET ASSETS:
    Beginning of year................................    69,156,757    17,247,754     74,151,605     5,064,194
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $106,213,164   $69,156,757   $150,496,726   $74,151,605
                                                       ============   ===========   ============   ===========

                                                                 MFS(R)                NEUBERGER BERMAN AMT
                                                           UTILITIES SERIES--            MID-CAP GROWTH--
                                                             SERVICE CLASS                   CLASS S
                                                       --------------------------   --------------------------
                                                           2005         2004(g)         2005         2004(e)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,240,809)  $  (118,759)  $   (127,552)  $   (42,285)
    Net realized gain (loss) on investments..........     1,345,942        32,251        194,210        44,444
    Realized gain distribution received..............            --            --             --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    15,148,472     4,016,228      1,031,216       597,813
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    15,253,605     3,929,720      1,097,874       599,972
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    50,779,985    12,619,966      2,931,211     3,566,648
    Policyowners' surrenders.........................    (5,952,786)     (357,193)      (386,653)      (84,158)
    Policyowners' annuity and death benefits.........      (405,223)      (49,452)       (51,635)           --
    Net transfers from (to) Fixed Account............    14,126,974     2,379,686        612,913       730,692
    Transfers between Investment Divisions...........    72,684,839    21,241,132      1,432,364       453,983
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............   131,233,789    35,834,139      4,538,200     4,667,165
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (24,394)       (6,965)          (832)       (1,508)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............   146,463,000    39,756,894      5,635,242     5,265,629
NET ASSETS:
    Beginning of year................................    39,914,766       157,872      5,784,077       518,448
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $186,377,766   $39,914,766   $ 11,419,319   $ 5,784,077
                                                       ============   ===========   ============   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       Janus Aspen Series          Janus Aspen Series          MFS(R) INVESTORS               MFS(R)
           Balanced--              Worldwide Growth--           TRUST SERIES--           RESEARCH SERIES--
         Service Shares              Service Shares              SERVICE CLASS             SERVICE CLASS
    -------------------------   -------------------------   -----------------------   -----------------------
       2005         2004(e)        2005         2004(e)        2005       2004(e)        2005       2004(e)
    ---------------------------------------------------------------------------------------------------------
    $   493,852   $   583,599   $   (57,270)  $   (54,547)  $  (55,639)  $  (26,813)  $  (77,808)  $  (25,827)
        964,368       147,574       268,527       115,752       97,073       25,554      189,516       37,936
             --            --            --            --           --           --           --           --
      3,401,174     3,015,545       817,774       643,853      231,446      301,264      307,341      501,466
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
      4,859,394     3,746,718     1,029,031       705,058      272,880      300,005      419,049      513,575
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     18,494,217    29,613,727     5,609,822    10,432,636    1,418,895    1,826,405    1,998,126    2,116,731
     (3,402,173)   (1,721,304)   (1,142,893)     (553,518)    (311,090)    (107,551)    (252,805)    (144,050)
     (1,069,747)     (171,981)     (259,249)       (6,553)      (5,043)      (5,251)     (17,585)      (4,190)
      5,685,563     8,893,450     1,265,928     2,295,374      373,941      478,904      458,324      538,998
     (3,935,060)       66,432      (999,603)      282,848       74,354       11,871     (115,428)     238,485
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     15,772,800    36,680,324     4,474,005    12,450,787    1,551,057    2,204,378    2,070,632    2,745,974
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
         (4,496)       (8,595)        1,214        (2,741)        (352)        (579)        (360)      (1,179)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     20,627,698    40,418,447     5,504,250    13,153,104    1,823,585    2,503,804    2,489,321    3,258,370
     65,054,050    24,635,603    20,323,598     7,170,494    3,622,761    1,118,957    5,032,178    1,773,808
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
    $85,681,748   $65,054,050   $25,827,848   $20,323,598   $5,446,346   $3,622,761   $7,521,499   $5,032,178
    ===========   ===========   ===========   ===========   ==========   ==========   ==========   ==========

                                      Van Kampen UIF               Victory VIF
          T. Rowe Price                  Emerging                  Diversified
          Equity Income              Markets Equity--                Stock--
          Portfolio--II                  Class II                 Class A Shares
    --------------------------   -------------------------   ------------------------
        2005         2004(e)        2005         2004(e)        2005        2004(h)
    ---------------------------------------------------------------------------------
    $   (112,074)  $    33,866   $  (279,523)  $   (65,856)  $  (160,201)  $    3,493
          (3,860)     (129,339)      472,396       202,906       114,858       18,027
       6,095,020     1,456,677            --            --            --           --
      (2,958,572)    5,825,328     7,406,751     1,869,318     1,027,657      317,404
    ------------   -----------   -----------   -----------   -----------   ----------
       3,020,514     7,186,532     7,599,624     2,006,368       982,314      338,924
    ------------   -----------   -----------   -----------   -----------   ----------
      42,104,279    41,425,016    13,259,666     7,763,796     3,506,384    2,388,147
      (4,028,106)   (1,767,134)     (941,566)     (290,705)     (496,951)    (218,206)
        (636,088)     (123,624)      (80,289)       (5,113)       (9,355)          --
      11,547,871     9,224,798     1,955,206     1,178,214     1,589,358      461,479
       5,878,403     5,787,228     4,328,730       706,355     4,884,430    2,885,624
    ------------   -----------   -----------   -----------   -----------   ----------
      54,866,359    54,546,284    18,521,747     9,352,547     9,473,866    5,517,044
    ------------   -----------   -----------   -----------   -----------   ----------
           8,167       (12,074)      (11,874)       (6,235)       (1,089)        (499)
    ------------   -----------   -----------   -----------   -----------   ----------
      57,895,040    61,720,742    26,109,497    11,352,680    10,455,091    5,855,469
      79,569,828    17,849,086    14,223,839     2,871,159     5,855,469           --
    ------------   -----------   -----------   -----------   -----------   ----------
    $137,464,868   $79,569,828   $40,333,336   $14,223,839   $16,310,560   $5,855,469
    ============   ===========   ===========   ===========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity [including policies formerly known as AmSouth Premium Plus Variable Annuity]), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity [including policies formerly known as AmSouth Premium Plus II Variable Annuity]). Pursuant to an order of approval issued by the Securities and Exchange Commission on October 31, 2005, NYLIAC substituted shares of the AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund held by NYLIAC Variable Annuity Separate Account-III with shares of the MainStay VP S&P 500 Index Portfolio, MainStay VP International Equity Portfolio, MainStay VP Value Portfolio and Fidelity VIP Mid Cap Portfolio, respectively. Effective December 1, 2005, the AmSouth Premium Plus Variable Annuity policies were renamed MainStay Premium Plus Variable Annuity and the AmSouth Premium Plus II Variable Annuity policies were renamed MainStay Premium Plus II Variable Annuity. Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity.

  The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The MainStay VP Cash Management, Calvert Social Balanced, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced - Service Class, MainStay VP Floating Rate - Service Class, Colonial Small Cap Value Fund, Variable
Series - Class B, Fidelity VIP Mid Cap - Service Class 2 and Victory VIF Diversified Stock - Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Basic Value--Initial Class(1)
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(2)
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class(3)
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth--Initial Class(4)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class(5)
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(6)
MainStay VP S&P 500 Index--Initial Class(7)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Basic Value--Service Class(8)
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(9)
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class(10)
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Income & Growth--Service Class(11)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class(12)
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(13)
MainStay VP S&P 500 Index--Service Class(14)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

      Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Dreyfus Large Company Value--Initial Class

  (2) Formerly MainStay VP Growth Equity--Initial Class

  (3) Formerly MainStay VP Lord Abbett Developing Growth--Initial Class

  (4) Formerly MainStay VP American Century Income & Growth--Initial Class

  (5) Formerly MainStay VP Growth--Initial Class

  (6) Formerly MainStay VP Equity Income--Initial Class

  (7) Formerly MainStay VP Indexed Equity--Initial Class

  (8) Formerly MainStay VP Dreyfus Large Company Value--Service Class

  (9) Formerly MainStay VP Growth Equity--Service Class

 (10) Formerly MainStay VP Lord Abbett Developing Growth--Service Class

 (11) Formerly MainStay VP American Century Income & Growth--Service Class

 (12) Formerly MainStay VP Growth--Service Class

 (13) Formerly MainStay VP Equity Income--Service Class

 (14) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies".

  This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2005, the investments of the Separate Account are as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        4,225                  15,644                  13,454
Identified cost...........................      $41,754                $213,679                $390,603


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        6,445                   6,775                   5,489
Identified cost...........................      $77,398                $ 92,829                $ 61,638

  Investment activity for the year ended December 31, 2005 was as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $ 2,601                 $10,272                 $ 1,755
Proceeds from sales.......................        9,794                  38,684                  85,728


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $25,611                 $ 1,426                 $23,719
Proceeds from sales.......................        8,364                  22,713                  11,433

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        177,006            12,771            16,270             2,242            14,918             71,150             4,532
       $177,002          $289,646          $171,517           $17,765          $164,747           $635,321           $48,481


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
          7,657            12,552            22,237             5,652            11,779            13,888             3,490
       $ 72,624          $128,914          $576,036           $49,286          $222,732          $206,983           $55,614

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $142,822           $ 7,837          $  4,708           $ 1,201           $11,446           $ 83,312           $ 3,581
        165,575            61,302            41,316            12,234            43,694            181,004             9,810


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 19,867           $33,641          $ 13,372           $ 5,248           $ 4,527          $  9,069           $ 3,866
         15,220            24,442           107,744            16,334            56,068            40,702            13,524

--------------------------------------------------------------------------------


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Number of shares..............        --              --                  --               --             24,665
Identified cost...............    $   --          $   --            $     --          $    --           $ 45,247

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Number of shares..............         221             347                 537            1,325             10,172
Identified cost...............      $4,204          $5,435            $  6,444          $12,610           $196,865


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Purchases.....................    $  276          $  263            $    379          $   361           $  5,958
Proceeds from sales...........     3,325             869               4,787            2,327              7,539

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Purchases.....................      $2,369          $  890            $  6,651          $13,062           $ 35,968
Proceeds from sales...........       1,799           2,934                 237              480             20,176

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          2,366            13,780             8,735            20,525             7,559             1,503             2,307
        $20,028          $326,535          $193,861          $498,837          $296,579          $ 26,136          $ 36,473


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
          6,140              5,088
       $119,506           $ 46,620

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 2,186          $ 16,722           $16,863          $ 14,538          $  4,117          $    853          $  1,545
          8,990            37,022            35,321           116,567            57,793             5,949             9,037


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
        $85,199           $ 15,155
          6,384              6,232

--------------------------------------------------------------------------------


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       7,837               2,086               5,829                2,227                1,933
Identified cost.........     $81,081             $22,130             $79,144             $ 46,025             $ 37,382


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       1,700               5,438               8,161               10,342                7,314
Identified cost.........     $18,574             $69,140             $88,030             $120,704             $168,628


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $82,711             $ 6,428             $27,816             $ 9,671              $11,581
Proceeds from sales.....       1,690               2,952               4,804               5,311                2,481


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $ 5,252             $38,457             $41,476             $61,585              $52,106
Proceeds from sales.....       2,987               2,789               5,855               5,478                7,257

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    7,100......             1,824             7,761             4,725             36,734             2,313             5,941
    77,5$79.....          $15,709           $77,009           $51,066           $360,316           $25,490          $ 79,383

                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    6,096......             2,469             4,055             1,394              1,215             2,490             5,610
    61,7$79.....          $40,088           $63,166           $27,005           $ 20,584           $20,883          $142,104

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    19,4$12.....          $ 4,877           $81,106           $20,239           $132,692           $11,510           $41,957
    7,431......             1,895             4,118             5,831             24,903             1,757             2,442


                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    20,2$79.....          $10,878           $19,471           $12,349           $ 19,972           $ 5,592           $67,632
    3,643......             4,043             3,236             1,973                951             3,705             2,999

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        4,227             4,355              3,229                935                285               462
Identified cost......      $98,463          $122,892           $ 78,614            $23,937            $ 4,863            $6,621

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $39,400          $ 64,049           $ 24,607            $ 6,805            $ 2,184            $2,951
Proceeds from
sales................        4,356             6,926              8,317              2,339                683               949

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
           7,945               570              6,331              2,752              1,372
        $168,005          $  9,816           $133,565            $30,976            $15,013

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
        $137,849          $  5,655           $ 64,774            $20,402            $10,710
           7,177             1,211              3,900              2,067              1,366

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity policies), which are also part of Series III and MainStay Premium Plus II Variable Annuity policies (including policies formerly known as AmSouth Premium Plus II Variable Annuity), which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity) and MainStay Premium Plus II Variable Annuity (including policies formerly known as AmSouth Premium Plus II Variable Annuity), there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:


                                                                    MAINSTAY VP                     MAINSTAY VP
                                                                   BASIC VALUE--                      BOND--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                                -------------------           -----------------------
                                                                2005           2004            2005             2004
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................     41            232               138              200
Units Redeemed..............................................    (479)          (297)          (1,573)          (2,470)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (438)          (65)           (1,435)          (2,270)
                                                                ====           ====           ======           ======
SERIES II POLICIES
Units Issued................................................      1              1                 6               --
Units Redeemed..............................................     (8)            (3)              (15)             (25)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     (7)            (2)               (9)             (25)
                                                                ====           ====           ======           ======
SERIES III POLICIES
Units Issued................................................     14            139                25               37
Units Redeemed..............................................    (237)          (92)             (594)          (1,014)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (223)           47              (569)            (977)
                                                                ====           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................      5             15                39               43
Units Redeemed..............................................    (17)           (12)             (157)            (319)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (12)             3              (118)            (276)
                                                                ====           ====           ======           ======
SERIES V POLICIES
Units Issued................................................     --             16                 2                1
Units Redeemed..............................................     --             --                (2)              (9)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             16                --               (8)
                                                                ====           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................     --             --                --               --
Units Redeemed..............................................     --             --                --               --
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             --                --               --
                                                                ====           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP
          CAPITAL                               MAINSTAY VP       MAINSTAY VP
      APPRECIATION--         MAINSTAY VP      COMMON STOCK--     CONVERTIBLE--
       INITIAL CLASS       CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS
    -------------------   -----------------   ---------------   ---------------
     2005       2004       2005      2004      2005     2004     2005     2004
    ---------------------------------------------------------------------------
       283        352      15,639    12,261      143      191      131      201
    (4,713)    (3,337)    (33,050)  (42,654)  (2,377)  (1,712)  (1,616)  (1,016)
    ------     ------     -------   -------   ------   ------   ------   ------
    (4,430)    (2,985)    (17,411)  (30,393)  (2,234)  (1,521)  (1,485)    (815)
    ======     ======     =======   =======   ======   ======   ======   ======
        --          2       1,330     1,341       --        2        2        3
       (40)       (24)     (1,616)   (1,380)     (27)     (17)     (29)     (18)
    ------     ------     -------   -------   ------   ------   ------   ------
       (40)       (22)       (286)      (39)     (27)     (15)     (27)     (15)
    ======     ======     =======   =======   ======   ======   ======   ======
        55        227      14,676    23,814       40      142       49      112
      (807)      (710)    (15,902)  (32,703)    (600)    (374)  (1,004)    (280)
    ------     ------     -------   -------   ------   ------   ------   ------
      (752)      (483)     (1,226)   (8,889)    (560)    (232)    (955)    (168)
    ======     ======     =======   =======   ======   ======   ======   ======
        22         55      20,549    24,505       23       31       29       67
      (120)       (61)    (19,326)  (23,347)     (74)     (45)    (129)     (63)
    ------     ------     -------   -------   ------   ------   ------   ------
       (98)        (6)      1,223     1,158      (51)     (14)    (100)       4
    ======     ======     =======   =======   ======   ======   ======   ======
         2         --       1,798     3,216        4        5        1        7
        (5)        --      (2,011)   (2,910)      (6)      (1)      (3)      (3)
    ------     ------     -------   -------   ------   ------   ------   ------
        (3)        --        (213)      306       (2)       4       (2)       4
    ======     ======     =======   =======   ======   ======   ======   ======
        --         --      12,863    15,234       --       --       --       --
        --         --     (14,764)   (8,387)      --       --       --       --
    ------     ------     -------   -------   ------   ------   ------   ------
        --         --      (1,901)    6,847       --       --       --       --
    ======     ======     =======   =======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP
                                                                     DEVELOPING                       MAINSTAY VP
                                                                      GROWTH--                       GOVERNMENT--
                                                                    INITIAL CLASS                    INITIAL CLASS
                                                                ---------------------           -----------------------
                                                                 2005            2004            2005             2004
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................        26            29               152              205
Units Redeemed..............................................    (1,234)          (306)          (1,644)          (3,140)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................    (1,208)          (277)          (1,492)          (2,935)
                                                                ======           ====           ======           ======
SERIES II POLICIES
Units Issued................................................         2            --                 4               --
Units Redeemed..............................................        (2)           (7)              (35)             (45)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            (7)              (31)             (45)
                                                                ======           ====           ======           ======
SERIES III POLICIES
Units Issued................................................        20            33                25               19
Units Redeemed..............................................       (83)          (77)             (762)          (1,213)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................       (63)          (44)             (737)          (1,194)
                                                                ======           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................         5            12                23               32
Units Redeemed..............................................       (14)           (5)             (203)            (411)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        (9)            7              (180)            (379)
                                                                ======           ====           ======           ======
SERIES V POLICIES
Units Issued................................................        --            --                 1                2
Units Redeemed..............................................        --            --                (7)             (16)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                (6)             (14)
                                                                ======           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................        --            --                --               --
Units Redeemed..............................................        --            --                --               --
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                --               --
                                                                ======           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP                            MAINSTAY VP
        HIGH YIELD           MAINSTAY VP      INTERNATIONAL       MAINSTAY VP
     CORPORATE BOND--     INCOME & GROWTH--     EQUITY--      LARGE CAP GROWTH--
       INITIAL CLASS        INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    -------------------   -----------------   -------------   -------------------
      2005       2004      2005      2004     2005    2004      2005       2004
    -----------------------------------------------------------------------------
        376        551       78       145      927     919         74        113
     (4,722)    (3,313)    (593)     (368)    (368)   (223)    (1,509)    (1,316)
     ------     ------     ----      ----     ----    ----     ------     ------
     (4,346)    (2,762)    (515)     (223)     559     696     (1,435)    (1,203)
     ======     ======     ====      ====     ====    ====     ======     ======
          8         71        1        --       16      11          2          1
       (191)       (50)      (2)       (3)     (14)     (4)        (9)       (21)
     ------     ------     ----      ----     ----    ----     ------     ------
       (183)        21       (1)       (3)       2       7         (7)       (20)
     ======     ======     ====      ====     ====    ====     ======     ======
        189        305       48       111      320     357         15         89
     (1,644)      (842)     (58)      (79)    (121)    (90)      (531)      (500)
     ------     ------     ----      ----     ----    ----     ------     ------
     (1,455)      (537)     (10)       32      199     267       (516)      (411)
     ======     ======     ====      ====     ====    ====     ======     ======
         59        312        8        28       83      72          8         31
       (425)      (151)     (22)       (9)     (17)    (12)       (68)       (29)
     ------     ------     ----      ----     ----    ----     ------     ------
       (366)       161      (14)       19       66      60        (60)         2
     ======     ======     ====      ====     ====    ====     ======     ======
          2          3        4         1        4      21          1          3
        (16)       (23)      --        --       (5)     --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
        (14)       (20)       4         1       (1)     21          1          3
     ======     ======     ====      ====     ====    ====     ======     ======
         --         --       --        --       --      --         --         --
         --         --       --        --       --      --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
         --         --       --        --       --      --         --         --
     ======     ======     ====      ====     ====    ====     ======     ======

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP                    MAINSTAY VP
                                                                      MID CAP                        MID CAP
                                                                      CORE--                        GROWTH--
                                                                   INITIAL CLASS                  INITIAL CLASS
                                                                -------------------           ---------------------
                                                                2005           2004           2005            2004
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................    904            894            1,313           1,473
Units Redeemed..............................................    (664)          (175)          (979)            (566)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    240            719             334              907
                                                                ====           ====           =====           =====
SERIES II POLICIES
Units Issued................................................     13             --              11                6
Units Redeemed..............................................     (4)            (4)             (3)              (2)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................      9             (4)              8                4
                                                                ====           ====           =====           =====
SERIES III POLICIES
Units Issued................................................    241            184             242              212
Units Redeemed..............................................    (75)           (42)           (123)            (155)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    166            142             119               57
                                                                ====           ====           =====           =====
SERIES IV POLICIES
Units Issued................................................     37             69              48               98
Units Redeemed..............................................    (26)           (17)            (33)             (33)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     11             52              15               65
                                                                ====           ====           =====           =====
SERIES V POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             (2)             (4)              (1)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             (2)             (4)              (1)
                                                                ====           ====           =====           =====
SERIES VI POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             --              --               --
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             --              --               --
                                                                ====           ====           =====           =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
       MID CAP           S&P 500         SMALL CAP       MAINSTAY VP
       VALUE--           INDEX--         GROWTH--      TOTAL RETURN--
    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------   ---------------   -------------   ---------------
     2005    2004     2005     2004    2005    2004     2005     2004
    ------------------------------------------------------------------
     1,364   1,617      294      393    123     476       136      185
    (1,170)  (465)   (4,025)  (2,604)  (885)   (278)   (2,688)  (1,794)
    ------   -----   ------   ------   ----    ----    ------   ------
       194   1,152   (3,731)  (2,211)  (762)    198    (2,552)  (1,609)
    ======   =====   ======   ======   ====    ====    ======   ======
        29     11         8       17      4       2        --        2
       (39)    (9)      (39)     (34)   (13)     (3)      (30)    (156)
    ------   -----   ------   ------   ----    ----    ------   ------
       (10)     2       (31)     (17)    (9)     (1)      (30)    (154)
    ======   =====   ======   ======   ====    ====    ======   ======
       364    496       119      451     39      73         4       65
      (241)  (144)     (926)    (463)  (316)   (148)     (561)    (166)
    ------   -----   ------   ------   ----    ----    ------   ------
       123    352      (807)     (12)  (277)    (75)     (557)    (101)
    ======   =====   ======   ======   ====    ====    ======   ======
        46    104        48      175     15      36        18       33
       (77)   (60)     (157)     (79)   (64)    (36)      (81)     (44)
    ------   -----   ------   ------   ----    ----    ------   ------
       (31)    44      (109)      96    (49)     --       (63)     (11)
    ======   =====   ======   ======   ====    ====    ======   ======
         2      5         2       12     --      --         2        5
       (13)    (2)       (8)      (2)    (4)     (1)       (7)      (2)
    ------   -----   ------   ------   ----    ----    ------   ------
       (11)     3        (6)      10     (4)     (1)       (5)       3
    ======   =====   ======   ======   ====    ====    ======   ======
        --     --        --       --     --      --        --       --
        --     --        --       --     --      --        --       --
    ------   -----   ------   ------   ----    ----    ------   ------
        --     --        --       --     --      --        --       --
    ======   =====   ======   ======   ====    ====    ======   ======

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                          ALGER AMERICAN
                                                                    VALUE--                        SMALL CAPITALIZATION--
                                                                 INITIAL CLASS                         CLASS O SHARES
                                                           --------------------------              ----------------------
                                                            2005                2004               2005              2004
                                                           --------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       153                 213               89                112
Units Redeemed.........................................    (1,604)             (1,062)             (811)             (591)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................    (1,451)               (849)             (722)             (479)
                                                           ======              ======              ====              ====
SERIES II POLICIES
Units Issued...........................................         1                  --                2                  6
Units Redeemed.........................................       (11)                (14)             (12)               (11)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (10)                (14)             (10)                (5)
                                                           ======              ======              ====              ====
SERIES III POLICIES
Units Issued...........................................       217                 223               10                260
Units Redeemed.........................................      (236)               (207)             (249)             (200)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (19)                 16              (239)               60
                                                           ======              ======              ====              ====
SERIES IV POLICIES
Units Issued...........................................        30                  45               31                 20
Units Redeemed.........................................      (119)                (57)             (12)               (10)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (89)                (12)              19                 10
                                                           ======              ======              ====              ====
SERIES V POLICIES
Units Issued...........................................        --                   1               --                  5
Units Redeemed.........................................        (6)                 (2)              (2)                --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        (6)                 (1)              (2)                 5
                                                           ======              ======              ====              ====
SERIES VI POLICIES
Units Issued...........................................        --                  --               --                 --
Units Redeemed.........................................        --                  --               --                 --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        --                  --               --                 --
                                                           ======              ======              ====              ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND    LARGE CAP FUND    MID CAP FUND
    --------------   -------------   ---------------   -------------
    2005    2004     2005    2004     2005     2004    2005    2004
    ----------------------------------------------------------------
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     28       32        4      10       20       45      10      28
    (316)    (37)     (48)     (2)    (480)     (63)   (209)    (18)
    ----     ---     ----    ----     ----      ---    ----     ---
    (288)     (5)     (44)      8     (460)     (18)   (199)     10
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
      7       24        1      10       16       40       3      14
    (41)      (2)     (13)     (1)     (65)      (3)    (23)     (1)
    ----     ---     ----    ----     ----      ---    ----     ---
    (34)      22      (12)      9      (49)      37     (20)     13
    ====     ===     ====    ====     ====      ===    ====     ===

--------------------------------------------------------------------------------



                                                                                                  DREYFUS IP
                                                                      CALVERT                     TECHNOLOGY
                                                                      SOCIAL                       GROWTH--
                                                                     BALANCED                   INITIAL SHARES
                                                                -------------------           -------------------
                                                                2005           2004           2005           2004
                                                                -------------------------------------------------
SERIES I POLICIES
Units Issued................................................     81            163             32              68
Units Redeemed..............................................    (229)          (134)          (545)          (159)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (148)           29            (513)           (91)
                                                                ====           ====           ====           ====
SERIES II POLICIES
Units Issued................................................      2              4             --              --
Units Redeemed..............................................     (3)            (1)            (3)             (6)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     (1)             3             (3)             (6)
                                                                ====           ====           ====           ====
SERIES III POLICIES
Units Issued................................................     65            230             10              25
Units Redeemed..............................................    (83)           (59)           (247)          (274)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (18)           171            (237)          (249)
                                                                ====           ====           ====           ====
SERIES IV POLICIES
Units Issued................................................     90            184              8              34
Units Redeemed..............................................    (51)           (12)           (36)            (13)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     39            172            (28)             21
                                                                ====           ====           ====           ====
SERIES V POLICIES
Units Issued................................................     13             54              1               2
Units Redeemed..............................................     (9)            --             --              (2)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................      4             54              1              --
                                                                ====           ====           ====           ====
SERIES VI POLICIES
Units Issued................................................     67            107             --              --
Units Redeemed..............................................    (16)            (4)            --              --
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     51            103             --              --
                                                                ====           ====           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2005     2004     2005     2004     2005     2004     2005     2004
    ---------------------------------------------------------------------
       893      794      132      684      275      390      195      265
    (1,771)  (1,424)  (1,458)  (1,138)  (4,644)  (4,203)  (3,507)  (3,117)
    ------   ------   ------   ------   ------   ------   ------   ------
      (878)    (630)  (1,326)    (454)  (4,369)  (3,813)  (3,312)  (2,852)
    ======   ======   ======   ======   ======   ======   ======   ======
        24       17        5       52        1        5       --        2
       (31)     (20)     (69)     (17)     (39)     (64)     (29)     (31)
    ------   ------   ------   ------   ------   ------   ------   ------
        (7)      (3)     (64)      35      (38)     (59)     (29)     (29)
    ======   ======   ======   ======   ======   ======   ======   ======
       534      492       49      218       26      118        8       55
      (328)    (351)    (311)    (301)  (1,277)  (1,147)    (497)    (670)
    ------   ------   ------   ------   ------   ------   ------   ------
       206      141     (262)     (83)  (1,251)  (1,029)    (489)    (615)
    ======   ======   ======   ======   ======   ======   ======   ======
       165      127       29       71       39       87       15       37
       (55)     (48)     (48)     (43)    (264)    (203)     (70)     (84)
    ------   ------   ------   ------   ------   ------   ------   ------
       110       79      (19)      28     (225)    (116)     (55)     (47)
    ======   ======   ======   ======   ======   ======   ======   ======
        15        7       16       23        5       10       --        4
        (8)      (2)     (14)      (2)      (6)      (1)      (1)      --
    ------   ------   ------   ------   ------   ------   ------   ------
         7        5        2       21       (1)       9       (1)       4
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                           MFS(R) INVESTORS               MFS(R) RESEARCH              MFS(R) UTILITIES
                                            TRUST SERIES--                   SERIES--                      SERIES--
                                             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
                                          -------------------           -------------------           -------------------
                                          2005           2004           2005           2004           2005           2004
                                          -------------------------------------------------------------------------
SERIES I POLICIES
Units Issued..........................     20             43             41             63             76             80
Units Redeemed........................    (459)          (329)          (596)          (420)          (23)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (439)          (286)          (555)          (357)           53             58
                                          ====           ====           ====           ====           ===            ===
SERIES II POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     (7)            (1)           (10)            (7)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (7)            (1)           (10)            (7)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES III POLICIES
Units Issued..........................      3             21              1             33             26             68
Units Redeemed........................    (66)           (61)           (192)          (104)          (26)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (63)           (40)           (191)          (71)            --             46
                                          ====           ====           ====           ====           ===            ===
SERIES IV POLICIES
Units Issued..........................      4              8              1              4             --             --
Units Redeemed........................    (14)           (11)            (7)            (9)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (10)            (3)            (6)            (5)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES V POLICIES
Units Issued..........................     --              1             --              1             --              2
Units Redeemed........................     (1)            --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (1)             1             --              1             --              2
                                          ====           ====           ====           ====           ===            ===
SERIES VI POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     --             --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     --             --             --             --             --             --
                                          ====           ====           ====           ====           ===            ===

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN
       AMT MID-CAP        ROYCE       ROYCE     T. ROWE PRICE
        GROWTH--        MICRO-CAP   SMALL-CAP   EQUITY INCOME
         CLASS I        PORTFOLIO   PORTFOLIO     PORTFOLIO
    -----------------   ---------   ---------   --------------
     2005      2004      2005(a)     2005(b)     2005    2004
    ----------------------------------------------------------
        4        14        162         395       1,318   1,539
      (98)     (135)        (3)         (8)     (1,163)   (767)
      ---      ----        ---        ----      ------   -----
      (94)     (121)       159         387         155     772
      ===      ====        ===        ====      ======   =====
       --         2          4         119           8       9
       (2)       (4)        --          --         (29)    (27)
      ---      ----        ---        ----      ------   -----
       (2)       (2)         4         119         (21)    (18)
      ===      ====        ===        ====      ======   =====
        3        12        136         226         434     534
      (95)      (26)        (3)         (5)       (247)   (257)
      ---      ----        ---        ----      ------   -----
      (92)      (14)       133         221         187     277
      ===      ====        ===        ====      ======   =====
       --         1        191         286         147     134
       (3)       (4)        (1)         (2)        (65)    (64)
      ---      ----        ---        ----      ------   -----
       (3)       (3)       190         284          82      70
      ===      ====        ===        ====      ======   =====
       --         1          7           6          10      14
       --        --         --          --          (9)     (5)
      ---      ----        ---        ----      ------   -----
       --         1          7           6           1       9
      ===      ====        ===        ====      ======   =====
       --        --         68         149          --      --
       --        --         --          (1)         --      --
      ---      ----        ---        ----      ------   -----
       --        --         68         148          --      --
      ===      ====        ===        ====      ======   =====

--------------------------------------------------------------------------------


                                                                                                    VAN KAMPEN
                                                                                                        UIF
                                                                       VAN ECK                       EMERGING
                                                                      WORLDWIDE                  MARKETS EQUITY--
                                                                     HARD ASSETS                      CLASS I
                                                                ---------------------           -------------------
                                                                 2005            2004           2005           2004
                                                                ---------------------------------------------------
SERIES I POLICIES
Units Issued................................................     1,746           559            605             221
Units Redeemed..............................................      (177)          (93)           (303)          (306)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,569           466            302             (85)
                                                                ======           ===            ====           ====
SERIES II POLICIES
Units Issued................................................        41             6             31              11
Units Redeemed..............................................        (4)           (2)            (2)            (85)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        37             4             29             (74)
                                                                ======           ===            ====           ====
SERIES III POLICIES
Units Issued................................................     1,355           622            352              86
Units Redeemed..............................................      (116)          (31)           (42)            (40)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,239           591            310              46
                                                                ======           ===            ====           ====
SERIES IV POLICIES
Units Issued................................................       791           370             68              34
Units Redeemed..............................................       (29)          (11)            (4)             (5)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       762           359             64              29
                                                                ======           ===            ====           ====
SERIES V POLICIES
Units Issued................................................        24            17              2               2
Units Redeemed..............................................        --            (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        24            16              2               2
                                                                ======           ===            ====           ====
SERIES VI POLICIES
Units Issued................................................       632           224             --              --
Units Redeemed..............................................       (28)           (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       604           223             --              --
                                                                ======           ===            ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                                                 MAINSTAY VP                 MAINSTAY VP
                                                                 BALANCED--                 BASIC VALUE--
                                                                SERVICE CLASS               SERVICE CLASS
                                                                -------------           ----------------------
                                                                   2005(c)              2005           2004(d)
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................        3,192                91              189
Units Redeemed..............................................          (77)              (10)             (11)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        3,115                81              178
                                                                    =====               ===              ===
SERIES II POLICIES
Units Issued................................................          138                 4               --
Units Redeemed..............................................           (2)               (1)              --
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          136                 3               --
                                                                    =====               ===              ===
SERIES III POLICIES
Units Issued................................................        1,834                97              396
Units Redeemed..............................................           (9)              (62)             (15)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,825                35              381
                                                                    =====               ===              ===
SERIES IV POLICIES
Units Issued................................................        1,337               147              296
Units Redeemed..............................................          (17)              (45)             (16)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,320               102              280
                                                                    =====               ===              ===
SERIES V POLICIES
Units Issued................................................          145                12               34
Units Redeemed..............................................           (1)               (3)              (1)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          144                 9               33
                                                                    =====               ===              ===
SERIES VI POLICIES
Units Issued................................................        1,290                92              235
Units Redeemed..............................................          (15)              (48)              (6)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,275                44              229
                                                                    =====               ===              ===

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005, (Commencement of Operations) through December 31, 2005.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP          MAINSTAY VP          MAINSTAY VP      MAINSTAY VP
        BOND--       CAPITAL APPRECIATION--   COMMON STOCK--   CONVERTIBLE--
    SERVICE CLASS        SERVICE CLASS        SERVICE CLASS    SERVICE CLASS
    --------------   ----------------------   --------------   --------------
    2005   2004(d)     2005       2004(d)     2005   2004(d)   2005   2004(d)
    -------------------------------------------------------------------------
    421       462       208         423       170      237     295      570
    (48)      (21)      (73)        (18)      (18)     (12)    (74)     (33)
    ----    -----      ----         ---       ---      ---     ----    ----
    373       441       135         405       152      225     221      537
    ====    =====      ====         ===       ===      ===     ====    ====
     39         1         7           1         3       --      35        2
     (5)       --        (1)         --        --       --      (3)      --
    ----    -----      ----         ---       ---      ---     ----    ----
     34         1         6           1         3       --      32        2
    ====    =====      ====         ===       ===      ===     ====    ====
    651     1,352       288         990       215      574     364    1,393
    (160)     (56)     (228)        (68)      (66)     (15)    (252)    (61)
    ----    -----      ----         ---       ---      ---     ----    ----
    491     1,296        60         922       149      559     112    1,332
    ====    =====      ====         ===       ===      ===     ====    ====
    737     1,111       188         563       299      546     580    1,153
    (111)     (54)     (146)        (43)      (46)     (29)    (193)    (43)
    ----    -----      ----         ---       ---      ---     ----    ----
    626     1,057        42         520       253      517     387    1,110
    ====    =====      ====         ===       ===      ===     ====    ====
    116        99        15          31         7       14      33       81
    (10)       (4)       (6)         (1)       --       --     (26)      (1)
    ----    -----      ----         ---       ---      ---     ----    ----
    106        95         9          30         7       14       7       80
    ====    =====      ====         ===       ===      ===     ====    ====
    576       653       265         595       182      290     485      875
    (73)      (79)      (72)        (18)      (38)      (3)    (187)    (71)
    ----    -----      ----         ---       ---      ---     ----    ----
    503       574       193         577       144      287     298      804
    ====    =====      ====         ===       ===      ===     ====    ====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                   MAINSTAY VP
                                                                 DEVELOPING GROWTH--             FLOATING RATE--
                                                                    SERVICE CLASS                 SERVICE CLASS
                                                                ----------------------           ---------------
                                                                2005           2004(d)               2005(e)
                                                                ------------------------------------------------
SERIES I POLICIES
Units Issued................................................     97              109                  3,652
Units Redeemed..............................................    (23)              (3)                   (40)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     74              106                  3,612
                                                                ===              ===                  =====
SERIES II POLICIES
Units Issued................................................      4               --                    404
Units Redeemed..............................................     --               --                    (31)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4               --                    373
                                                                ===              ===                  =====
SERIES III POLICIES
Units Issued................................................     96              283                  1,280
Units Redeemed..............................................    (31)             (10)                    (8)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     65              273                  1,272
                                                                ===              ===                  =====
SERIES IV POLICIES
Units Issued................................................    117              255                  1,064
Units Redeemed..............................................    (53)             (15)                   (12)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     64              240                  1,052
                                                                ===              ===                  =====
SERIES V POLICIES
Units Issued................................................      5                9                    171
Units Redeemed..............................................     (1)              (1)                    (7)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4                8                    164
                                                                ===              ===                  =====
SERIES VI POLICIES
Units Issued................................................     75              127                  1,159
Units Redeemed..............................................    (15)              (6)                   (14)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     60              121                  1,145
                                                                ===              ===                  =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(e) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                       MAINSTAY VP
     MAINSTAY VP        HIGH YIELD         MAINSTAY VP            MAINSTAY VP
     GOVERNMENT--    CORPORATE BOND--   INCOME & GROWTH--    INTERNATIONAL EQUITY--
    SERVICE CLASS     SERVICE CLASS       SERVICE CLASS          SERVICE CLASS
    --------------   ----------------   ------------------   ----------------------
    2005   2004(d)    2005    2004(d)    2005     2004(d)      2005       2004(d)
    -------------------------------------------------------------------------------
    342      380      1,507    1,803     113        157         446          336
    (75)     (38)      (230)     (80)    (11)        (2)        (18)          (9)
    ----     ---     ------    -----     ---        ---         ---        -----
    267      342      1,277    1,723     102        155         428          327
    ====     ===     ======    =====     ===        ===         ===        =====
     32       --        280        6      29          1          59            1
     (2)      --        (44)      --      --         --          (4)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     30       --        236        6      29          1          55            1
    ====     ===     ======    =====     ===        ===         ===        =====
    466      924      2,789    5,247     240        312         721        1,028
    (131)    (36)    (1,081)    (186)    (41)       (15)        (76)         (20)
    ----     ---     ------    -----     ---        ---         ---        -----
    335      888      1,708    5,061     199        297         645        1,008
    ====     ===     ======    =====     ===        ===         ===        =====
    428      768      2,855    3,999     215        301         853          815
    (83)     (57)      (844)    (182)    (35)       (14)        (51)         (34)
    ----     ---     ------    -----     ---        ---         ---        -----
    345      711      2,011    3,817     180        287         802          781
    ====     ===     ======    =====     ===        ===         ===        =====
     57       54        323      491      20         22          66           46
     (2)     (25)       (98)     (49)     --         --          (2)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     55       29        225      442      20         22          64           46
    ====     ===     ======    =====     ===        ===         ===        =====
    498      386      2,480    2,423     276        236         708          464
    (167)    (84)      (567)     (59)    (12)        (7)        (35)          (7)
    ----     ---     ------    -----     ---        ---         ---        -----
    331      302      1,913    2,364     264        229         673          457
    ====     ===     ======    =====     ===        ===         ===        =====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                  LARGE CAP GROWTH--                 MID CAP CORE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(d)           2005           2004(d)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    106              129             346              300
Units Redeemed..............................................    (19)             (12)            (20)             (11)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     87              117             326              289
                                                                ===              ===             ===              ===
SERIES II POLICIES
Units Issued................................................      6               --              28                1
Units Redeemed..............................................     --               --              (1)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................      6               --              27                1
                                                                ===              ===             ===              ===
SERIES III POLICIES
Units Issued................................................    125              400             519              718
Units Redeemed..............................................    (99)             (49)            (75)             (24)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     26              351             444              694
                                                                ===              ===             ===              ===
SERIES IV POLICIES
Units Issued................................................    120              326             548              513
Units Redeemed..............................................    (95)             (47)            (47)             (22)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     25              279             501              491
                                                                ===              ===             ===              ===
SERIES V POLICIES
Units Issued................................................     17               20              51               31
Units Redeemed..............................................     --               --              (2)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     17               20              49               31
                                                                ===              ===             ===              ===
SERIES VI POLICIES
Units Issued................................................    111              197             660              452
Units Redeemed..............................................    (31)             (54)            (37)              (5)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     80              143             623              447
                                                                ===              ===             ===              ===

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
    MID CAP GROWTH--   MID CAP VALUE--   S&P 500 INDEX--   SMALL CAP GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ------------------
    2005    2004(d)    2005    2004(d)   2005    2004(d)    2005     2004(d)
    -------------------------------------------------------------------------
     481       477      653       497     963     1,155      353       421
     (30)      (21)     (43)      (16)   (106)      (48)     (25)      (20)
     ---     -----     -----    -----    -----    -----     ----       ---
     451       456      610       481     857     1,107      328       401
     ===     =====     =====    =====    =====    =====     ====       ===
      51         1       48         3      62         2       20         1
      (1)       --       (2)       --      (3)       --       (1)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      50         1       46         3      59         2       19         1
     ===     =====     =====    =====    =====    =====     ====       ===
     645     1,097     1,148    1,402    1,214    3,126      359       942
     (85)      (37)     (96)      (42)   (356)      (80)    (115)      (61)
     ---     -----     -----    -----    -----    -----     ----       ---
     560     1,060     1,052    1,360     858     3,046      244       881
     ===     =====     =====    =====    =====    =====     ====       ===
     728       833     1,255    1,175    1,230    2,188      484       807
     (68)      (41)     (94)      (37)   (305)      (94)     (82)      (38)
     ---     -----     -----    -----    -----    -----     ----       ---
     660       792     1,161    1,138     925     2,094      402       769
     ===     =====     =====    =====    =====    =====     ====       ===
      33        46       79        53     105       117       28        43
      (2)       (1)      (2)       (1)    (13)       (8)      (2)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      31        45       77        52      92       109       26        43
     ===     =====     =====    =====    =====    =====     ====       ===
     714       602      927       880    1,072    1,201      307       608
     (37)      (38)     (92)      (18)   (118)      (55)     (63)      (52)
     ---     -----     -----    -----    -----    -----     ----       ---
     677       564      835       862     954     1,146      244       556
     ===     =====     =====    =====    =====    =====     ====       ===

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                    TOTAL RETURN--                      VALUE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(D)           2005           2004(D)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    210              348             294               425
Units Redeemed..............................................    (46)             (18)            (39)              (15)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    164              330             255               410
                                                                ====             ===             ====            =====
SERIES II POLICIES
Units Issued................................................      1               --              18                 1
Units Redeemed..............................................     --               --              (1)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................      1               --              17                 1
                                                                ====             ===             ====            =====
SERIES III POLICIES
Units Issued................................................    349              869             397             1,138
Units Redeemed..............................................    (164)            (59)            (102)             (32)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    185              810             295             1,106
                                                                ====             ===             ====            =====
SERIES IV POLICIES
Units Issued................................................    203              478             377               735
Units Redeemed..............................................    (110)            (28)            (69)              (26)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     93              450             308               709
                                                                ====             ===             ====            =====
SERIES V POLICIES
Units Issued................................................     13               30              20                29
Units Redeemed..............................................     (2)              (1)             (7)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     11               29              13                29
                                                                ====             ===             ====            =====
SERIES VI POLICIES
Units Issued................................................    223              395             416               511
Units Redeemed..............................................    (69)             (48)            (21)              (17)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    154              347             395               494
                                                                ====             ===             ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             COLONIAL SMALL CAP
        ALGER AMERICAN          VALUE FUND,       DREYFUS IP TECHNOLOGY    FIDELITY(R) VIP
    SMALL CAPITALIZATION--   VARIABLE SERIES--           GROWTH--          CONTRAFUND(R)--
        CLASS S SHARES            CLASS B             SERVICE SHARES       SERVICE CLASS 2
    ----------------------   ------------------   ----------------------   ---------------
      2005       2004(d)      2005     2004(f)      2005       2004(d)     2005    2004(d)
    --------------------------------------------------------------------------------------
       168         161         667        49         159         191        894       661
       (14)         (6)        (12)       --         (40)        (18)       (57)      (24)
       ---         ---         ---        --        ----         ---       -----    -----
       154         155         655        49         119         173        837       637
       ===         ===         ===        ==        ====         ===       =====    =====
        11           1          24         1           6          --         98         3
        (1)         --          (1)       --          --          --         (3)       --
       ---         ---         ---        --        ----         ---       -----    -----
        10           1          23         1           6          --         95         3
       ===         ===         ===        ==        ====         ===       =====    =====
       182         332         425        29          83         396       1,085    1,688
       (25)        (10)         (9)       --        (111)        (19)      (103)      (38)
       ---         ---         ---        --        ----         ---       -----    -----
       157         322         416        29         (28)        377        982     1,650
       ===         ===         ===        ==        ====         ===       =====    =====
       275         315         459        41         173         307       1,722    1,580
       (22)        (15)         (5)       --         (88)        (25)      (114)      (43)
       ---         ---         ---        --        ----         ---       -----    -----
       253         300         454        41          85         282       1,608    1,537
       ===         ===         ===        ==        ====         ===       =====    =====
        12          17          23        --           5          11        164       113
        (1)         (1)         --        --          --          (2)       (11)       (2)
       ---         ---         ---        --        ----         ---       -----    -----
        11          16          23        --           5           9        153       111
       ===         ===         ===        ==        ====         ===       =====    =====
       163         166         248        27          72         173       1,159      977
       (20)         (2)         (2)       --         (63)        (30)       (49)      (22)
       ---         ---         ---        --        ----         ---       -----    -----
       143         164         246        27           9         143       1,110      955
       ===         ===         ===        ==        ====         ===       =====    =====

--------------------------------------------------------------------------------



                                       FIDELITY(R) VIP                    FIDELITY(R)                     JANUS ASPEN
                                       EQUITY-INCOME--                   VIP MID CAP--                 SERIES BALANCED--
                                       SERVICE CLASS 2                  SERVICE CLASS 2                  SERVICE SHARES
                                    ----------------------           ---------------------           ----------------------
                                    2005           2004(d)           2005            2004            2005           2004(d)
                                    ---------------------------------------------------------------------------------------
SERIES I POLICIES
Units Issued....................    570               578            1,760           1,908           379               538
Units Redeemed..................    (36)              (19)           (217)            (70)           (86)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    534               559            1,543           1,838           293               514
                                    ====            =====            =====           =====           ====            =====
SERIES II POLICIES
Units Issued....................     65                 1              33               7             55                 1
Units Redeemed..................     (3)               --              (1)             --             (1)               --
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     62                 1              32               7             54                 1
                                    ====            =====            =====           =====           ====            =====
SERIES III POLICIES
Units Issued....................    725             1,379             973            1,452           547             1,179
Units Redeemed..................    (94)              (31)            (99)            (22)           (285)             (63)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    631             1,348             874            1,430           262             1,116
                                    ====            =====            =====           =====           ====            =====
SERIES IV POLICIES
Units Issued....................    865             1,174             909             951            649             1,202
Units Redeemed..................    (100)             (53)            (62)            (26)           (191)             (55)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    765             1,121             847             925            458             1,147
                                    ====            =====            =====           =====           ====            =====
SERIES V POLICIES
Units Issued....................    100               123              71              77             98                83
Units Redeemed..................    (13)              (11)             (8)             --            (10)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     87               112              63              77             88                59
                                    ====            =====            =====           =====           ====            =====
SERIES VI POLICIES
Units Issued....................    698               889             666             625            422               652
Units Redeemed..................    (150)             (18)            (41)             (5)           (172)             (35)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    548               871             625             620            250               617
                                    ====            =====            =====           =====           ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    Janus Aspen Series   MFS(R) INVESTORS         MFS(R)               MFS(R)
    WORLDWIDE GROWTH--    TRUST SERIES--    RESEARCH SERIES--    UTILITIES SERIES--
      SERVICE SHARES      SERVICE CLASS       SERVICE CLASS         SERVICE CLASS
    ------------------   ----------------   ------------------   -------------------
     2005     2004(d)    2005    2004(d)     2005     2004(d)     2005      2004(g)
    --------------------------------------------------------------------------------
      158       188        27       60        44        42        3,456      1,111
      (39)      (12)       (5)      (2)       (6)       (3)        (202)       (19)
      ---       ---       ---       --       ---        --        -----      -----
      119       176        22       58        38        39        3,254      1,092
      ===       ===       ===       ==       ===        ==        =====      =====
       11        --        --       --         5        --          120         12
       --        --        --       --        --        --           (5)        --
      ---       ---       ---       --       ---        --        -----      -----
       11        --        --       --         5        --          115         12
      ===       ===       ===       ==       ===        ==        =====      =====
      137       431        40       46        47        77        2,015        761
      (92)      (19)       (2)      (2)      (22)       (5)         (94)        (5)
      ---       ---       ---       --       ---        --        -----      -----
       45       412        38       44        25        72        1,921        756
      ===       ===       ===       ==       ===        ==        =====      =====
      162       349        54       53        45        92        1,642        445
      (37)      (29)       (5)      (5)       (8)       (4)         (42)        (6)
      ---       ---       ---       --       ---        --        -----      -----
      125       320        49       48        37        88        1,600        439
      ===       ===       ===       ==       ===        ==        =====      =====
        7        33         6        3         1         1           98         27
       (4)       (2)       --       (1)       --        --           --         --
      ---       ---       ---       --       ---        --        -----      -----
        3        31         6        2         1         1           98         27
      ===       ===       ===       ==       ===        ==        =====      =====
      121       167        39       53        63        44        1,649        452
      (37)       (5)      (24)      (4)       (3)       (1)         (58)        (1)
      ---       ---       ---       --       ---        --        -----      -----
       84       162        15       49        60        43        1,591        451
      ===       ===       ===       ==       ===        ==        =====      =====

--------------------------------------------------------------------------------



                                                                   Neuberger Berman
                                                                     AMT Mid-Cap                      T. Rowe Price
                                                                       Growth--                       Equity Income
                                                                       Class S                        Portfolio--II
                                                                ----------------------           -----------------------
                                                                2005           2004(d)           2005            2004(d)
                                                                --------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    135              110              733               563
Units Redeemed..............................................     (8)              (2)             (38)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................    127              108              695               541
                                                                ===              ===             =====            =====
SERIES II POLICIES
Units Issued................................................      3               --               85                 2
Units Redeemed..............................................     --               --               (3)               --
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      3               --               82                 2
                                                                ===              ===             =====            =====
SERIES III POLICIES
Units Issued................................................     79              122             1,000            1,651
Units Redeemed..............................................    (10)              (2)            (122)              (41)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     69              120              878             1,610
                                                                ===              ===             =====            =====
SERIES IV POLICIES
Units Issued................................................    104               95             1,664            1,532
Units Redeemed..............................................     (7)              (3)            (113)              (69)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     97               92             1,551            1,463
                                                                ===              ===             =====            =====
SERIES V POLICIES
Units Issued................................................      5               18              141               162
Units Redeemed..............................................     (4)              (1)             (14)               (9)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      1               17              127               153
                                                                ===              ===             =====            =====
SERIES VI POLICIES
Units Issued................................................     64              150             1,104              963
Units Redeemed..............................................     (7)             (79)             (76)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     57               71             1,028              941
                                                                ===              ===             =====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     Van Kampen UIF
        Emerging           Victory VIF
    Markets Equity--   Diversified Stock--
        Class II          Class A Shares
    ----------------   --------------------
    2005    2004(d)     2005      2004(h)
    ---------------------------------------
     180      109         322       202
     (10)      (6)        (23)      (18)
     ---      ---         ---       ---
     170      103         299       184
     ===      ===         ===       ===
      13       --          13        --
      --       --          --        --
     ---      ---         ---       ---
      13       --          13        --
     ===      ===         ===       ===
     273      230         133       107
     (23)     (33)        (11)       (1)
     ---      ---         ---       ---
     250      197         122       106
     ===      ===         ===       ===
     309      239         221       148
     (14)      (5)         (7)       (1)
     ---      ---         ---       ---
     295      234         214       147
     ===      ===         ===       ===
      22        6          21         1
      --       --          --        --
     ---      ---         ---       ---
      22        6          21         1
     ===      ===         ===       ===
     276      125         180        91
      (8)      (3)         (1)       --
     ---      ---         ---       ---
     268      122         179        91
     ===      ===         ===       ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, 2003, 2002 and 2001:


                                                                           MainStay VP
                                                                    Basic Value--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 33,772   $ 37,374   $ 34,701   $ 34,818   $ 44,680
Units Outstanding..................................       2,904      3,342      3,407      4,314      4,211
Variable Accumulation Unit Value...................    $  11.63   $  11.18   $  10.18   $   8.07   $  10.61
Total Return.......................................        4.0%       9.8%      26.2%     (23.9%)     (5.9%)
Investment Income Ratio............................        0.9%       1.0%       0.8%       0.6%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    336   $    395   $    374   $    309   $    336
Units Outstanding..................................          31         38         40         41         34
Variable Accumulation Unit Value...................    $  10.74   $  10.34   $   9.43   $   7.49   $   9.86
Total Return.......................................        3.8%       9.7%      26.0%     (24.0%)     (6.0%)
Investment Income Ratio............................        0.8%       1.0%       0.8%       0.6%       0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,362   $ 13,234   $ 11,630   $  5,637   $  4,231
Units Outstanding..................................       1,073      1,296      1,249        762        434
Variable Accumulation Unit Value...................    $  10.59   $  10.21   $   9.31   $   7.40   $   9.74
Total Return.......................................        3.8%       9.6%      25.9%     (24.1%)     (6.1%)
Investment Income Ratio............................        0.9%       1.0%       1.0%       0.8%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,129   $  3,137   $  2,835   $    810   $     --
Units Outstanding..................................         272        284        281        101         --
Variable Accumulation Unit Value...................    $  11.49   $  11.06   $  10.07   $   7.99   $     --
Total Return.......................................        3.9%       9.8%      26.1%     (20.1%)        --
Investment Income Ratio............................        0.9%       1.0%       1.1%       2.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    282   $    273   $     46   $     --   $     --
Units Outstanding..................................          19         19          3         --         --
Variable Accumulation Unit Value...................    $  15.03   $  14.52   $  13.28   $     --   $     --
Total Return.......................................        3.5%       9.3%      32.8%         --         --
Investment Income Ratio............................        1.0%       1.0%       1.8%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                          BOND--INITIAL CLASS                            CAPITAL APPRECIATION--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $143,751   $165,678   $196,827   $216,196   $158,984   $282,124   $338,179   $377,779   $330,249   $553,783
             8,911     10,346     12,616     14,282     11,339     15,825     20,255     23,240     25,441     29,099
          $  16.14   $  16.01   $  15.60   $  15.14   $  14.02   $  17.85   $  16.70   $  16.26   $  12.98   $  19.03
              0.8%       2.6%       3.1%       8.0%       7.8%       6.9%       2.7%      25.2%     (31.8%)    (24.3%)
              3.0%       3.3%       3.7%       5.1%       6.4%         --       0.2%       0.2%       0.1%       0.1%

          $  1,139   $  1,250   $  1,536   $  2,094   $  1,100   $    652   $    862   $    976   $    847   $  1,333
                87         96        121        170         96         98        138        160        174        186
          $  13.08   $  13.00   $  12.68   $  12.32   $  11.43   $   6.68   $   6.26   $   6.11   $   4.88   $   7.17
              0.6%       2.5%       2.9%       7.8%       7.6%       6.8%       2.6%      25.0%     (31.9%)    (24.4%)
              3.1%       3.2%       3.3%       5.5%       6.1%         --       0.2%       0.2%       0.1%       0.1%

          $ 46,639   $ 53,616   $ 64,492   $ 42,745   $  7,920   $ 20,832   $ 23,810   $ 25,919   $ 13,383   $ 11,161
             3,643      4,212      5,189      3,538        706      3,416      4,168      4,651      3,001      1,704
          $  12.80   $  12.73   $  12.43   $  12.08   $  11.21   $   6.09   $   5.71   $   5.57   $   4.46   $   6.55
              0.6%       2.4%       2.9%       7.7%       7.5%       6.7%       2.5%      25.0%     (31.9%)    (24.5%)
              3.0%       3.3%       4.2%       8.5%      13.3%         --       0.2%       0.3%       0.1%       0.2%

          $ 13,277   $ 14,522   $ 17,219   $  6,150   $     --   $  8,595   $  8,988   $  8,812   $  2,958   $     --
             1,158      1,276      1,552        571         --        839        937        943        396         --
          $  11.47   $  11.39   $  11.10   $  10.77   $     --   $  10.25   $   9.59   $   9.34   $   7.46   $     --
              0.7%       2.6%       3.0%       7.7%         --       6.9%       2.7%      25.2%     (25.4%)        --
              3.1%       3.4%       4.8%      18.9%         --         --       0.2%       0.3%       0.5%         --

          $    271   $    274   $    356   $    137   $     --   $     30   $     58   $     60   $     14   $     --
                25         25         33         13         --          2          5          5          1         --
          $  11.07   $  11.03   $  10.80   $  10.52   $     --   $  12.49   $  11.73   $  11.47   $   9.20   $     --
              0.3%       2.2%       2.6%       5.2%         --       6.4%       2.2%      24.7%      (8.0%)        --
              3.2%       3.2%       4.5%      23.5%         --         --       0.3%       0.3%       1.1%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                         Cash Management
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $104,359   $125,022   $163,925   $263,444   $260,067
Units Outstanding..................................      82,631    100,042    130,435    208,084    205,310
Variable Accumulation Unit Value...................    $   1.27   $   1.25   $   1.26   $   1.27   $   1.27
Total Return.......................................        1.5%      (0.6%)     (0.7%)     (0.1%)      2.4%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  3,519   $  3,728   $  3,796   $ 27,216   $ 16,214
Units Outstanding..................................       3,332      3,618      3,657     25,991     15,454
Variable Accumulation Unit Value...................    $   1.04   $   1.03   $   1.04   $   1.05   $   1.05
Total Return.......................................        1.4%      (0.7%)     (0.9%)     (0.2%)      2.3%
Investment Income Ratio............................        2.8%       0.8%       0.7%       1.4%       3.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,117   $ 40,778   $ 50,236   $ 68,335   $ 31,624
Units Outstanding..................................      38,715     39,941     48,830     65,803     30,376
Variable Accumulation Unit Value...................    $   1.03   $   1.02   $   1.03   $   1.04   $   1.04
Total Return.......................................        1.3%      (0.8%)     (0.9%)     (0.3%)      2.1%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,248   $ 17,481   $ 16,441   $  4,942   $     --
Units Outstanding..................................      18,974     17,751     16,593      4,949         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.5%      (0.6%)     (0.8%)     (0.1%)        --
Investment Income Ratio............................        2.9%       0.9%       0.6%       1.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  2,154   $  2,339   $  2,061   $    170   $     --
Units Outstanding..................................       2,184      2,397      2,091        170         --
Variable Accumulation Unit Value...................    $   0.99   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.1%      (1.0%)     (1.2%)     (0.3%)        --
Investment Income Ratio............................        2.9%       0.8%       0.6%       1.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  7,743   $  9,581   $  2,868   $     --   $     --
Units Outstanding..................................       7,833      9,734      2,887         --         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $     --   $     --
Total Return.......................................        1.2%      (0.9%)     (0.7%)        --         --
Investment Income Ratio............................        2.9%       1.0%       0.6%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                COMMON STOCK--INITIAL CLASS                             CONVERTIBLE--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $234,431   $270,485   $278,265   $244,017   $359,198   $143,841   $162,933   $169,402   $132,023   $144,131
       9,934     12,168     13,689     14,959     16,447      7,778      9,263     10,078      9,467      9,385
    $  23.61   $  22.23   $  20.33   $  16.31   $  21.84   $  18.49   $  17.59   $  16.81   $  13.95   $  15.36
        6.2%       9.4%      24.6%     (25.3%)    (18.2%)      5.1%       4.6%      20.5%      (9.2%)     (3.5%)
        0.9%       1.4%       1.0%       0.9%       0.7%       1.5%       1.8%       2.4%       2.7%       3.8%

    $    902   $  1,065   $  1,077   $  1,249   $  1,763   $  1,313   $  1,516   $  1,599   $  1,651   $  1,733
         110        137        152        219        230        126        153        168        209        199
    $   8.22   $   7.75   $   7.10   $   5.71   $   7.65   $  10.42   $   9.93   $   9.50   $   7.89   $   8.71
        6.0%       9.2%      24.4%     (25.4%)    (18.4%)      5.0%       4.5%      20.4%      (9.3%)     (3.7%)
        0.9%       1.4%       0.9%       0.9%       0.7%       1.4%       1.9%       2.0%       2.6%       3.9%

    $ 30,004   $ 32,680   $ 31,601   $ 21,125   $ 15,827   $ 34,249   $ 41,714   $ 41,469   $ 20,475   $  9,385
       3,632      4,192      4,424      3,678      2,054      3,436      4,391      4,559      2,708      1,125
    $   8.26   $   7.80   $   7.14   $   5.74   $   7.70   $   9.97   $   9.50   $   9.10   $   7.56   $   8.34
        6.0%       9.1%      24.4%     (25.5%)    (18.4%)      4.9%       4.4%      20.3%      (9.4%)     (3.8%)
        1.0%       1.4%       1.2%       1.2%       1.4%       1.4%       1.9%       2.8%       4.0%       7.5%

    $  9,394   $  9,421   $  8,754   $  2,967   $     --   $ 12,116   $ 12,704   $ 12,094   $  3,675   $     --
         805        856        870        367         --        987      1,087      1,083        396         --
    $  11.68   $  11.00   $  10.07   $   8.08   $     --   $  12.28   $  11.68   $  11.17   $   9.27   $     --
        6.1%       9.3%      24.6%     (19.2%)        --       5.1%       4.6%      20.5%      (7.3%)        --
        1.0%       1.4%       1.3%       4.6%         --       1.5%       1.9%       3.0%      11.7%         --

    $    316   $    325   $    247   $     19   $     --   $    229   $    246   $    193   $     13   $     --
          24         26         22          2         --         17         19         15          1         --
    $  13.08   $  12.38   $  11.37   $   9.16   $     --   $  13.56   $  12.96   $  12.44   $  10.37   $     --
        5.7%       8.9%      24.1%      (8.4%)        --       4.7%       4.2%      20.0%       3.7%         --
        1.1%       1.6%       1.6%       6.0%         --       1.5%       2.0%       4.1%      14.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                 DEVELOPING GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 15,387   $ 24,385   $ 25,669   $ 17,566   $ 25,662
Units Outstanding..................................       1,609      2,817      3,094      2,893      2,959
Variable Accumulation Unit Value...................    $   9.57   $   8.66   $   8.30   $   6.07   $   8.67
Total Return.......................................       10.5%       4.4%      36.6%     (30.0%)     (8.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    188   $    174   $    225   $    109   $     52
Units Outstanding..................................          21         21         28         19          6
Variable Accumulation Unit Value...................    $   9.14   $   8.28   $   7.95   $   5.83   $   8.33
Total Return.......................................       10.3%       4.2%      36.4%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  5,528   $  5,538   $  5,667   $  1,601   $    906
Units Outstanding..................................         603        666        710        273        108
Variable Accumulation Unit Value...................    $   9.17   $   8.32   $   7.99   $   5.86   $   8.38
Total Return.......................................       10.3%       4.2%      36.3%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,575   $  1,530   $  1,394   $    321   $     --
Units Outstanding..................................         130        139        132         42         --
Variable Accumulation Unit Value...................    $  12.15   $  11.00   $  10.54   $   7.72   $     --
Total Return.......................................       10.4%       4.3%      36.5%     (22.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     15   $     14   $      8   $     --   $     --
Units Outstanding..................................           1          1          1         --         --
Variable Accumulation Unit Value...................    $  15.01   $  13.64   $  13.13   $     --   $     --
Total Return.......................................       10.0%       3.9%      31.3%         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               MAINSTAY VP
                        MAINSTAY VP                                             HIGH YIELD
                 GOVERNMENT--INITIAL CLASS                            CORPORATE BOND--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $105,432   $127,522   $169,701   $230,480   $115,641   $532,635   $623,762   $617,551   $417,268   $426,004
       6,756      8,248     11,183     15,260      8,293     23,132     27,478     30,240     27,478     28,228
    $  15.61   $  15.46   $  15.17   $  15.10   $  13.94   $  23.05   $  22.70   $  20.42   $  15.19   $  15.09
        1.0%       1.9%       0.5%       8.3%       5.1%       1.5%      11.2%      34.5%       0.6%       3.4%
        2.9%       3.7%       3.6%       4.1%       5.4%       5.5%       6.9%       8.0%      10.4%      12.1%

    $  1,063   $  1,442   $  1,957   $  3,456   $  1,420   $  3,072   $  5,698   $  4,851   $  2,462   $  1,428
          86        117        162        287        128        213        396        375        255        149
    $  12.38   $  12.28   $  12.07   $  12.04   $  11.13   $  14.57   $  14.38   $  12.95   $   9.65   $   9.60
        0.8%       1.7%       0.3%       8.2%       5.0%       1.4%      11.0%      34.3%       0.5%       3.3%
        2.8%       3.7%       2.9%       4.5%       5.5%       4.3%       7.5%       9.3%      15.7%      14.2%

    $ 37,741   $ 46,405   $ 59,899   $ 45,740   $  8,792   $105,143   $124,365   $118,930   $ 43,111   $ 15,118
       3,086      3,823      5,017      3,842        798      7,353      8,808      9,345      4,546      1,601
    $  12.23   $  12.14   $  11.94   $  11.91   $  11.01   $  14.31   $  14.12   $  12.73   $   9.48   $   9.44
        0.8%       1.7%       0.3%       8.1%       5.0%       1.3%      10.9%      34.2%       0.4%       3.2%
        2.8%       3.7%       4.2%       6.0%      10.7%       5.6%       7.2%       9.3%      17.1%      28.7%

    $ 11,975   $ 13,857   $ 17,692   $  9,291   $     --   $ 37,289   $ 42,153   $ 35,842   $  7,503   $     --
       1,082      1,262      1,641        865         --      2,554      2,920      2,759        776         --
    $  11.08   $  10.98   $  10.78   $  10.74   $     --   $  14.65   $  14.44   $  12.99   $   9.67   $     --
        0.9%       1.8%       0.4%       7.4%         --       1.5%      11.1%      34.4%      (3.3%)        --
        2.9%       3.7%       4.4%      13.1%         --       5.6%       7.5%      10.4%      44.0%         --

    $    301   $    361   $    508   $    168   $     --   $  1,179   $  1,399   $  1,542   $     66   $     --
          28         34         48         16         --         78         92        112          6         --
    $  10.73   $  10.68   $  10.52   $  10.52   $     --   $  15.38   $  15.22   $  13.75   $  10.27   $     --
        0.5%       1.4%         --       5.2%         --       1.1%      10.7%      33.9%       2.7%         --
        2.9%       2.7%       5.0%      15.1%         --       6.6%       8.8%      11.9%      50.4%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                  INCOME & GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 42,001   $ 46,438   $ 44,045   $ 43,336   $ 55,929
Units Outstanding..................................       3,636      4,151      4,374      5,461      5,593
Variable Accumulation Unit Value...................    $  11.55   $  11.19   $  10.07   $   7.94   $  10.00
Total Return.......................................        3.2%      11.1%      26.9%     (20.6%)     (9.8%)
Investment Income Ratio............................        1.1%       1.7%       1.4%       1.1%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    314   $    316   $    309   $    213   $     71
Units Outstanding                                            33         34         37         32          9
Variable Accumulation Unit Value...................    $   9.52   $   9.24   $   8.33   $   6.57   $   8.29
Total Return.......................................        3.1%      10.9%      26.7%     (20.8%)    (10.0%)
Investment Income Ratio............................        1.1%       1.7%       1.6%       1.8%       0.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,863   $  8,690   $  7,574   $  3,274   $  1,388
Units Outstanding..................................         949        959        927        507        170
Variable Accumulation Unit Value...................    $   9.34   $   9.06   $   8.17   $   6.45   $   8.15
Total Return.......................................        3.0%      10.9%      26.7%     (20.8%)     (9.9%)
Investment Income Ratio............................        1.2%       1.8%       1.8%       1.7%       1.6%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,369   $  2,452   $  2,018   $    529   $     --
Units Outstanding..................................         200        214        195         65         --
Variable Accumulation Unit Value...................    $  11.85   $  11.48   $  10.34   $   8.15   $     --
Total Return.......................................        3.2%      11.0%      26.8%     (18.5%)        --
Investment Income Ratio............................        1.1%       1.8%       1.9%       6.2%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     66   $     12   $      1   $     --   $     --
Units Outstanding..................................           5          1         --         --         --
Variable Accumulation Unit Value...................    $  13.00   $  12.65   $  11.44   $     --   $     --
Total Return.......................................        2.8%      10.6%      14.4%         --         --
Investment Income Ratio............................        1.6%       1.1%       4.2%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
            INTERNATIONAL EQUITY--INITIAL CLASS                      LARGE CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 67,127   $ 52,910   $ 34,845   $ 23,569   $ 19,878   $ 63,856   $ 79,285   $ 97,271   $ 82,525   $132,751
       3,484      2,925      2,229      1,933      1,537      5,180      6,615      7,818      8,375      9,537
    $  19.26   $  18.09   $  15.63   $  12.19   $  12.94   $  12.33   $  11.98   $  12.44   $   9.85   $  13.92
        6.5%      15.7%      28.2%      (5.7%)    (15.2%)      2.9%      (3.7%)     26.3%     (29.2%)    (17.7%)
        1.8%       1.1%       2.1%       1.5%       1.4%         --       0.2%       0.2%       0.1%         --

    $    633   $    577   $    425   $    257   $    254   $    439   $    473   $    633   $    479   $    537
          54         52         45         34         32         64         71         91         87         69
    $  11.72   $  11.02   $   9.54   $   7.45   $   7.92   $   6.88   $   6.70   $   6.96   $   5.52   $   7.81
        6.3%      15.5%      28.0%      (5.9%)    (15.3%)      2.7%      (3.8%)     26.1%     (29.3%)    (17.9%)
        1.6%       0.9%       0.4%       0.2%       0.6%         --       0.2%       0.2%       0.1%         --

    $ 18,508   $ 15,214   $ 10,625   $  3,599   $  1,063   $ 10,732   $ 13,389   $ 16,377   $  8,998   $  9,015
       1,576      1,377      1,110        481        134      1,827      2,343      2,754      1,907      1,350
    $  11.75   $  11.05   $   9.57   $   7.48   $   7.95   $   5.87   $   5.72   $   5.95   $   4.72   $   6.68
        6.3%      15.5%      27.9%      (5.9%)    (15.4%)      2.7%      (3.9%)     26.0%     (29.4%)    (17.8%)
        1.7%       1.1%       2.3%       2.5%       1.8%         --       0.2%       0.2%       0.1%         --

    $  5,810   $  4,582   $  3,285   $    707   $     --   $  3,000   $  3,497   $  3,610   $  1,117   $     --
         417        351        291         80         --        304        364        362        141         --
    $  13.91   $  13.07   $  11.30   $   8.82   $     --   $   9.87   $   9.60   $   9.97   $   7.90   $     --
        6.4%      15.7%      28.1%     (11.8%)        --       2.9%      (3.7%)     26.2%     (21.0%)        --
        1.8%       1.0%       2.6%       5.9%         --         --       0.2%       0.2%       0.3%         --

    $    386   $    375   $     62   $     14   $     --   $     90   $     77   $     48   $     --   $     --
          25         26          5          1         --          8          7          4         --         --
    $  15.26   $  14.39   $  12.49   $   9.79   $     --   $  11.87   $  11.58   $  12.08   $   9.60   $     --
        6.0%      15.2%      27.6%      (2.1%)        --       2.4%      (4.1%)     25.8%      (4.0%)        --
        1.8%       1.4%       2.1%       6.6%         --         --       0.3%       0.3%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                   Mid Cap Core--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 47,318   $ 38,315   $ 24,078   $ 15,024   $  6,859
Units Outstanding..................................       3,204      2,964      2,245      1,872        734
Variable Accumulation Unit Value...................    $  14.77   $  12.92   $  10.73   $   8.03   $   9.35
Total Return.......................................       14.3%      20.5%      33.6%     (14.1%)     (6.5%)
Investment Income Ratio............................        0.6%       0.6%       0.5%       0.4%       0.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    313   $    155   $    170   $     69   $     --
Units Outstanding..................................          20         11         15          8         --
Variable Accumulation Unit Value...................    $  15.89   $  13.93   $  11.57   $   8.67   $     --
Total Return.......................................       14.1%      20.3%      33.4%     (13.3%)        --
Investment Income Ratio............................        0.7%       0.4%       0.5%       0.5%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 20,574   $ 15,820   $ 11,573   $  3,510   $    241
Units Outstanding..................................       1,348      1,182      1,040        420         25
Variable Accumulation Unit Value...................    $  15.27   $  13.39   $  11.13   $   8.35   $   9.74
Total Return.......................................       14.0%      20.3%      33.3%     (14.3%)     (2.6%)
Investment Income Ratio............................        0.6%       0.5%       0.6%       0.7%       1.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,824   $  5,835   $  4,278   $  1,240   $     --
Units Outstanding..................................         456        445        393        152         --
Variable Accumulation Unit Value...................    $  14.96   $  13.10   $  10.88   $   8.14   $     --
Total Return.......................................       14.2%      20.4%      33.5%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.5%       0.5%       1.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     27   $     24   $     45   $     10   $     --
Units Outstanding..................................           2          2          4          1         --
Variable Accumulation Unit Value...................    $  17.60   $  15.47   $  12.90   $   9.70   $     --
Total Return.......................................       13.7%      20.0%      33.0%      (3.0%)        --
Investment Income Ratio............................        0.5%       0.3%       0.6%       1.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                     MID CAP GROWTH--INITIAL CLASS                           MID CAP VALUE--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,803   $ 54,207   $ 36,546   $ 11,317   $  7,773   $ 96,022   $ 89,742   $ 65,297   $ 44,528   $ 17,502
             5,239      4,905      3,998      1,768        855      7,547      7,353      6,201      5,378      1,781
          $  12.76   $  11.05   $   9.14   $   6.40   $   9.09   $  12.72   $  12.20   $  10.53   $   8.28   $   9.83
             15.5%      20.9%      42.8%     (29.6%)     (9.1%)      4.2%      15.9%      27.2%     (15.8%)     (1.7%)
                --         --         --         --         --       0.8%       0.9%       1.1%       1.3%       1.6%

          $    470   $    292   $    198   $    142   $     55   $    715   $    807   $    678   $    549   $    109
                29         21         17         17          5         57         67         65         67         11
          $  16.26   $  14.10   $  11.68   $   8.19   $  11.65   $  12.59   $  12.10   $  10.45   $   8.23   $   9.78
             15.3%      20.7%      42.6%     (29.7%)     16.5%       4.1%      15.7%      27.0%     (15.9%)     (2.2%)
                --         --         --         --         --       0.7%       0.9%       1.0%       1.6%       2.4%

          $ 26,887   $ 22,005   $ 17,706   $  3,961   $    365   $ 43,214   $ 40,034   $ 30,861   $ 15,132   $  1,409
             2,077      1,958      1,901        606         39      3,378      3,255      2,903      1,806        141
          $  12.96   $  11.24   $   9.32   $   6.54   $   9.30   $  12.79   $  12.30   $  10.63   $   8.38   $   9.96
             15.3%      20.7%      42.5%     (29.7%)     (7.0%)      4.0%      15.7%      26.9%     (15.9%)     (0.4%)
                --         --         --         --         --       0.8%       0.9%       1.2%       2.1%       3.2%

          $  9,387   $  7,944   $  5,924   $  1,392   $     --   $ 13,991   $ 13,799   $ 11,463   $  3,414   $     --
               672        657        592        199         --      1,127      1,158      1,114        422         --
          $  13.96   $  12.09   $  10.01   $   7.01   $     --   $  12.42   $  11.92   $  10.29   $   8.09   $     --
             15.4%      20.8%      42.7%     (29.9%)        --       4.2%      15.9%      27.1%     (19.1%)        --
                --         --         --         --         --       0.8%       0.9%       1.3%       3.9%         --

          $     45   $    106   $    107   $     15   $     --   $    259   $    378   $    302   $    113   $     --
                 2          6          7          2         --         21         32         29         14         --
          $  20.06   $  17.45   $  14.50   $  10.20   $     --   $  12.42   $  11.97   $  10.37   $   8.19   $     --
             15.0%      20.4%      42.1%       2.0%         --       3.8%      15.4%      26.6%     (18.1%)        --
                --         --         --         --         --       0.6%       0.8%       1.2%       3.5%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   S&P 500 INDEX--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $463,829   $533,383   $535,415   $447,495   $647,391
Units Outstanding..................................      19,872     23,603     25,814     27,274     30,265
Variable Accumulation Unit Value...................    $  23.35   $  22.60   $  20.74   $  16.41   $  21.39
Total Return.......................................        3.3%       9.0%      26.4%     (23.3%)    (13.3%)
Investment Income Ratio............................        1.1%       1.5%       1.4%       1.2%       1.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,578   $  1,797   $  1,788   $  1,559   $  1,826
Units Outstanding..................................         179        210        227        250        224
Variable Accumulation Unit Value...................    $   8.83   $   8.56   $   7.87   $   6.23   $   8.14
Total Return.......................................        3.2%       8.8%      26.2%     (23.4%)    (13.4%)
Investment Income Ratio............................        1.1%       1.5%       1.3%       1.4%       1.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 72,357   $ 76,899   $ 70,812   $ 37,642   $ 16,799
Units Outstanding..................................       8,434      9,241      9,253      6,206      2,120
Variable Accumulation Unit Value...................    $   8.58   $   8.32   $   7.65   $   6.07   $   7.92
Total Return.......................................        3.1%       8.7%      26.2%     (23.5%)    (13.5%)
Investment Income Ratio............................        1.2%       1.5%       1.6%       1.8%       2.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 21,290   $ 21,843   $ 19,067   $  5,417   $     --
Units Outstanding..................................       1,826      1,935      1,839        660         --
Variable Accumulation Unit Value...................    $  11.66   $  11.29   $  10.37   $   8.20   $     --
Total Return.......................................        3.3%       8.9%      26.4%     (18.0%)        --
Investment Income Ratio............................        1.2%       1.6%       1.8%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    345   $    414   $    264   $     76   $     --
Units Outstanding..................................          25         31         21          8         --
Variable Accumulation Unit Value...................    $  13.82   $  13.43   $  12.39   $   9.84   $     --
Total Return.......................................        2.9%       8.5%      25.8%      (1.6%)        --
Investment Income Ratio............................        1.1%       1.6%       1.7%       8.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
              SMALL CAP GROWTH--INITIAL CLASS                          TOTAL RETURN--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 38,454   $ 45,369   $ 40,155   $ 17,889   $ 12,197   $179,431   $216,659   $233,917   $213,473   $296,704
       3,613      4,375      4,177      2,600      1,286      9,593     12,145     13,754     14,813     16,939
    $  10.64   $  10.37   $   9.61   $   6.88   $   9.48   $  18.74   $  17.84   $  17.01   $  14.41   $  17.52
        2.6%       7.9%      39.7%     (27.4%)     (5.2%)      5.0%       4.9%      18.0%     (17.7%)    (11.9%)
          --         --         --         --         --       1.4%       1.6%       1.9%       2.3%       2.5%

    $    363   $    449   $    426   $    267   $    268   $    500   $    724   $  1,895   $  1,847   $  2,444
          33         42         43         38         28         58         88        242        278        302
    $  10.89   $  10.63   $   9.86   $   7.07   $   9.76   $   8.60   $   8.20   $   7.83   $   6.64   $   8.09
        2.5%       7.7%      39.5%     (27.5%)     (2.4%)      4.9%       4.7%      17.8%     (17.8%)    (12.1%)
          --         --         --         --         --       1.3%       1.0%       1.7%       2.4%       3.1%

    $ 16,095   $ 18,573   $ 17,970   $  5,362   $    786   $ 18,186   $ 21,718   $ 21,510   $ 11,221   $  5,557
       1,527      1,804      1,879        782         83      2,210      2,767      2,868      1,762        717
    $  10.55   $  10.30   $   9.56   $   6.86   $   9.47   $   8.23   $   7.85   $   7.50   $   6.37   $   7.75
        2.4%       7.7%      39.4%     (27.6%)     (5.3%)      4.8%       4.7%      17.8%     (17.9%)    (12.1%)
          --         --         --         --         --       1.4%       1.7%       2.3%       3.6%       5.2%

    $  7,745   $  8,101   $  7,514   $  1,798   $     --   $  6,488   $  6,866   $  6,662   $  2,063   $     --
         677        726        726        243         --        573        636        647        236         --
    $  11.45   $  11.16   $  10.35   $   7.41   $     --   $  11.33   $  10.79   $  10.29   $   8.73   $     --
        2.6%       7.8%      39.7%     (25.9%)        --       5.0%       4.8%      18.0%     (12.7%)        --
          --         --         --         --         --       1.5%       1.7%       2.6%      11.3%         --

    $     78   $    130   $    126   $     14   $     --   $    308   $    351   $    305   $     12   $     --
           6         10         11          2         --         24         29         26          1         --
    $  12.68   $  12.41   $  11.55   $   8.31   $     --   $  12.74   $  12.19   $  11.67   $   9.93   $     --
        2.2%       7.4%      39.1%     (16.9%)        --       4.6%       4.4%      17.5%      (0.7%)        --
          --         --         --         --         --       1.4%       1.8%       3.1%      23.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       VALUE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $184,372   $205,052   $202,324   $169,824   $213,977
Units Outstanding..................................       8,804     10,255     11,104     11,706     11,482
Variable Accumulation Unit Value...................    $  20.95   $  19.99   $  18.22   $  14.51   $  18.64
Total Return.......................................        4.8%       9.7%      25.6%     (22.2%)     (1.0%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.4%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $    936   $  1,017   $  1,072   $    903   $    802
Units Outstanding..................................          77         87        101        106         73
Variable Accumulation Unit Value...................    $  12.20   $  11.66   $  10.64   $   8.49   $  10.92
Total Return.......................................        4.6%       9.6%      25.4%     (22.3%)     (1.1%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.5%       2.2%

SERIES III POLICIES (c)
Net Assets.........................................    $ 42,103   $ 40,492   $ 36,811   $ 22,026   $ 10,836
Units Outstanding..................................       3,616      3,635      3,619      2,714      1,037
Variable Accumulation Unit Value...................    $  11.65   $  11.14   $  10.17   $   8.11   $  10.44
Total Return.......................................        4.6%       9.5%      25.4%     (22.3%)     (1.2%)
Investment Income Ratio............................        1.2%       1.2%       1.8%       2.1%       3.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,565   $ 11,987   $ 11,041   $  3,870   $     --
Units Outstanding..................................       1,046      1,135      1,147        505         --
Variable Accumulation Unit Value...................    $  11.06   $  10.56   $   9.63   $   7.67   $     --
Total Return.......................................        4.7%       9.7%      25.5%     (23.3%)        --
Investment Income Ratio............................        1.2%       1.2%       1.9%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    179   $    234   $    230   $     50   $     --
Units Outstanding..................................          15         21         22          6         --
Variable Accumulation Unit Value...................    $  11.89   $  11.40   $  10.43   $   8.34   $     --
Total Return.......................................        4.3%       9.2%      25.0%     (16.6%)        --
Investment Income Ratio............................        1.0%       1.1%       2.0%       8.9%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                             ALGER AMERICAN                                            AMSOUTH
                         SMALL CAPITALIZATION--                                        ENHANCED
                             CLASS O SHARES                                          MARKET FUND
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,237   $ 64,616   $ 60,347   $ 44,207   $ 66,445   $     --   $     --   $     --   $     --   $     --
             5,793      6,515      6,994      7,192      7,864         --         --         --         --         --
          $  11.43   $   9.92   $   8.63   $   6.15   $   8.45   $     --   $     --   $     --   $     --   $     --
             15.3%      15.0%      40.4%     (27.3%)    (30.5%)        --         --         --         --         --
                --         --         --         --       0.1%         --         --         --         --         --

          $    430   $    442   $    418   $    417   $    514   $     --   $     --   $     --   $     --   $     --
                54         64         69         97         87         --         --         --         --         --
          $   7.99   $   6.94   $   6.05   $   4.31   $   5.94   $     --   $     --   $     --   $     --   $     --
             15.1%      14.8%      40.2%     (27.4%)    (30.6%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $ 12,448   $ 12,381   $ 10,455   $  5,200   $  5,162   $     --   $  2,576   $  2,415   $  1,562   $  1,112
             1,686      1,925      1,865      1,299        936         --        288        293        239        127
          $   7.40   $   6.43   $   5.61   $   4.00   $   5.51   $     --   $   8.94   $   8.24   $   6.53   $   8.75
             15.0%      14.7%      40.1%     (27.4%)    (30.7%)        --       8.5%      26.2%      25.4%     (12.5%)
                --         --         --         --         --         --       0.9%       0.8%       0.5%       0.1%

          $  3,090   $  2,438   $  2,010   $    376   $     --   $     --   $     --   $     --   $     --   $     --
               204        185        175         46         --         --         --         --         --         --
          $  15.20   $  13.20   $  11.49   $   8.19   $     --   $     --   $     --   $     --   $     --   $     --
             15.2%      14.9%      40.3%     (18.1%)        --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $    133   $    147   $     54   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 7          9          4         --         --         --         --         --         --         --
          $  17.75   $  15.47   $  13.52   $     --   $     --   $     --   $     --   $     --   $     --   $     --
             14.7%      14.4%      35.2%         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $    415   $    133   $     --   $     --
                --         --         --         --         --         --         34         12         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $  12.23   $  11.29   $     --   $     --
                --         --         --         --         --         --       8.4%      12.9%         --         --
                --         --         --         --         --         --       1.1%       1.1%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                  AMSOUTH
                                                                               INTERNATIONAL
                                                                                EQUITY FUND
                                                       --------------------------------------------------------------
                                                          2005         2004         2003         2002         2001
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES II POLICIES (b)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES III POLICIES (c)
Net Assets.........................................    $       --   $      558   $      361   $      139   $      116
Units Outstanding..................................            --           44           36           21           14
Variable Accumulation Unit Value...................    $       --   $    12.65   $    10.16   $     6.71   $     8.16
Total Return.......................................            --        24.5%        51.3%       (17.7%)      (18.4%)
Investment Income Ratio............................            --           --         0.9%         0.3%           --

SERIES IV POLICIES (d)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES V POLICIES (e)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES VI POLICIES (f)
Net Assets.........................................    $       --   $      194   $       32   $       --   $       --
Units Outstanding..................................            --           12            3           --           --
Variable Accumulation Unit Value...................    $       --   $    15.65   $    12.59   $       --   $       --
Total Return.......................................            --        24.3%        25.9%           --           --
Investment Income Ratio............................            --           --         3.1%           --           --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                      AMSOUTH                                              AMSOUTH
                                   LARGE CAP FUND                                        MID CAP FUND
          ----------------------------------------------------------------   ------------------------------------
             2005         2004         2003          2002          2001         2005         2004         2003
          -------------------------------------------------------------------------------------------------------
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $    3,896   $     3,889   $     2,526   $    1,883   $       --   $    1,695   $    1,412
                  --          460           478           385          216           --          199          189
          $       --   $     8.46   $      8.13   $      6.57   $     8.72   $       --   $     8.50   $     7.48
                  --         4.1%         23.8%        (24.7%)      (12.8%)          --        13.7%        32.0%
                  --         0.3%          0.2%          0.2%           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $      561   $       134   $        --   $       --   $       --   $      272   $       86
                  --           49            12            --           --           --           20            7
          $       --   $    11.42   $     10.99   $        --   $       --   $       --   $    13.37   $    11.78
                  --         3.9%          9.9%            --           --           --        13.5%        17.8%
                  --         0.4%          0.4%            --           --           --           --           --

                  AMSOUTH
               MID CAP FUND
          -----------------------
             2002         2001
          -----------------------
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $      826   $      515
                 146           70
          $     5.66   $     7.38
              (23.2%)      (26.2%)
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             CALVERT
                                                                              SOCIAL
                                                                             BALANCED
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 28,572   $ 30,071   $ 27,683   $ 23,139   $ 27,380
Units Outstanding..................................       1,536      1,684      1,655      1,627      1,668
Variable Accumulation Unit Value...................    $  18.61   $  17.86   $  16.73   $  14.22   $  16.41
Total Return.......................................        4.2%       6.8%      17.7%     (13.4%)     (8.3%)
Investment Income Ratio............................        1.7%       1.7%       2.0%       2.7%       3.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    155   $    157   $    125   $    111   $     98
Units Outstanding..................................          16         17         14         15         11
Variable Accumulation Unit Value...................    $   9.66   $   9.29   $   8.71   $   7.42   $   8.57
Total Return.......................................        4.0%       6.6%      17.5%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.9%       1.6%       1.8%       3.1%       3.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,766   $ 10,514   $  8,419   $  3,779   $  1,957
Units Outstanding..................................       1,148      1,166        995        524        235
Variable Accumulation Unit Value...................    $   9.37   $   9.02   $   8.46   $   7.21   $   8.34
Total Return.......................................        4.0%       6.5%      17.4%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.8%       1.8%       2.6%       4.1%       7.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  5,075   $  4,417   $  2,279   $    352   $     --
Units Outstanding..................................         421        382        210         38         --
Variable Accumulation Unit Value...................    $  12.06   $  11.58   $  10.85   $   9.23   $     --
Total Return.......................................        4.1%       6.7%      17.6%      (7.7%)        --
Investment Income Ratio............................        1.9%       2.1%       3.5%      10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    833   $    751   $     70   $      5   $     --
Units Outstanding..................................          64         60          6          1         --
Variable Accumulation Unit Value...................    $  13.02   $  12.55   $  11.81   $  10.08   $     --
Total Return.......................................        3.7%       6.3%      17.1%       0.8%         --
Investment Income Ratio............................        1.9%       2.7%       4.6%      24.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  2,345   $  1,673   $    469   $     --   $     --
Units Outstanding..................................         197        146         43         --         --
Variable Accumulation Unit Value...................    $  11.92   $  11.48   $  10.80   $     --   $     --
Total Return.......................................        3.8%       6.4%       8.0%         --         --
Investment Income Ratio............................        2.1%       2.5%       7.3%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         DREYFUS IP                                            FIDELITY(R)
                    TECHNOLOGY GROWTH--                                    VIP CONTRAFUND(R)--
                       INITIAL SHARES                                         INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 12,609   $ 16,780   $ 17,740   $  4,790   $  3,197   $346,947   $319,270   $291,995   $238,091   $279,422
       1,423      1,936      2,027        815        325     14,328     15,206     15,836     16,358     17,160
    $   8.87   $   8.67   $   8.75   $   5.88   $   9.84   $  24.21   $  21.00   $  18.44   $  14.56   $  16.28
        2.3%      (0.9%)     48.9%     (40.3%)     (1.6%)     15.3%      13.9%      26.7%     (10.6%)    (13.5%)
          --         --         --         --         --       0.3%       0.3%       0.5%       0.8%       0.8%

    $     91   $    113   $    182   $    156   $     23   $  1,588   $  1,465   $  1,321   $    981   $    883
           8         11         17         22          2        126        133        136        128        103
    $  10.79   $  10.56   $  10.67   $   7.18   $  12.03   $  12.68   $  11.02   $   9.69   $   7.66   $   8.58
        2.2%      (1.1%)     48.6%     (40.3%)     20.3%      15.1%      13.7%      26.5%     (10.7%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.4%       0.8%       0.6%

    $  6,397   $  8,362   $ 10,676   $  2,060   $    587   $ 58,804   $ 48,944   $ 41,757   $ 19,347   $  9,054
         715        952      1,201        344         58      4,831      4,625      4,484      2,627      1,097
    $   8.98   $   8.79   $   8.89   $   5.98   $  10.03   $  12.18   $  10.58   $   9.31   $   7.37   $   8.26
        2.1%      (1.1%)     48.6%     (40.4%)      0.3%      15.1%      13.6%      26.4%     (10.8%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.3%       0.6%       0.3%

    $  2,156   $  2,402   $  2,206   $    367   $     --   $ 18,030   $ 14,290   $ 11,685   $  3,664   $     --
         200        228        207         51         --      1,259      1,149      1,070        425         --
    $  10.79   $  10.55   $  10.65   $   7.16   $     --   $  14.33   $  12.43   $  10.93   $   8.63   $     --
        2.3%      (1.0%)     48.8%     (28.4%)        --      15.3%      13.8%      26.6%     (13.7%)        --
          --         --         --         --         --       0.3%       0.3%       0.3%         --         --

    $     45   $     29   $     32   $     --   $     --   $    732   $    526   $    398   $     53   $     --
           3          2          2         --         --         43         36         31          5         --
    $  14.24   $  13.97   $  14.17   $     --   $     --   $  16.91   $  14.73   $  12.99   $  10.30   $     --
        1.9%      (1.4%)     41.7%         --         --      14.8%      13.4%      26.1%       3.0%         --
          --         --         --         --         --       0.3%       0.3%       0.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                     VIP EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2005       2004       2003       2002       2001
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $173,409   $189,506   $179,594   $144,348   $175,541
Units Outstanding..................................     9,399     10,725     11,179     11,548     11,501
Variable Accumulation Unit Value...................  $  18.45   $  17.67   $  16.07   $  12.50   $  15.26
Total Return.......................................      4.4%      10.0%      28.5%     (18.1%)     (6.3%)
Investment Income Ratio............................      1.7%       1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $    662   $  1,372   $    877   $    626   $    529
Units Outstanding..................................        55        119         84         77         53
Variable Accumulation Unit Value...................  $  11.97   $  11.49   $  10.46   $   8.15   $   9.97
Total Return.......................................      4.2%       9.8%      28.3%     (18.2%)     (6.4%)
Investment Income Ratio............................      1.8%       1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 37,734   $ 39,178   $ 36,552   $ 20,493   $ 12,157
Units Outstanding..................................     3,203      3,465      3,548      2,552      1,237
Variable Accumulation Unit Value...................  $  11.78   $  11.31   $  10.30   $   8.03   $   9.83
Total Return.......................................      4.2%       9.8%      28.3%     (18.3%)     (6.5%)
Investment Income Ratio............................      1.7%       1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,392   $  9,223   $  8,099   $  2,204   $     --
Units Outstanding..................................       782        801        773        270         --
Variable Accumulation Unit Value...................  $  12.01   $  11.51   $  10.47   $   8.15   $     --
Total Return.......................................      4.3%       9.9%      28.5%     (18.5%)        --
Investment Income Ratio............................      1.6%       1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    694   $    651   $    370   $     72   $     --
Units Outstanding..................................        58         56         35          9         --
Variable Accumulation Unit Value...................  $  12.00   $  11.54   $  10.54   $   8.24   $     --
Total Return.......................................      3.9%       9.5%      27.9%     (17.6%)        --
Investment Income Ratio............................      1.6%       1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     JANUS ASPEN SERIES                                     JANUS ASPEN SERIES
                         BALANCED--                                         WORLDWIDE GROWTH--
                    INSTITUTIONAL SHARES                                   INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $438,220   $501,432   $541,659   $534,854   $607,299   $189,175   $231,574   $266,039   $250,712   $385,523
      20,068     24,437     28,250     31,372     32,862     11,939     15,251     18,103     20,859     23,563
    $  21.84   $  20.52   $  19.17   $  17.05   $  18.48   $  15.85   $  15.18   $  14.70   $  12.02   $  16.36
        6.5%       7.0%      12.5%      (7.7%)     (6.0%)      4.4%       3.3%      22.3%     (26.5%)    (23.5%)
        2.2%       2.2%       2.2%       2.4%       2.7%       1.3%       1.0%       1.1%       0.9%       0.5%

    $  1,886   $  2,176   $  2,620   $  2,506   $  2,538   $    829   $    985   $  1,136   $  1,024   $  1,111
         167        205        264        283        264        123        152        181        199        159
    $  11.29   $  10.62   $   9.94   $   8.85   $   9.61   $   6.74   $   6.46   $   6.27   $   5.13   $   7.00
        6.3%       6.9%      12.3%      (7.9%)     (6.2%)      4.2%       3.2%      22.1%     (26.6%)    (23.6%)
        2.2%       2.1%       2.2%       2.5%       3.0%       1.3%       0.9%       1.0%       0.7%       0.5%

    $ 65,609   $ 74,259   $ 79,154   $ 54,824   $ 26,039   $ 14,690   $ 16,987   $ 20,011   $ 13,227   $ 11,124
       6,178      7,429      8,458      6,575      2,875      2,375      2,864      3,479      2,806      1,730
    $  10.62   $  10.00   $   9.36   $   8.34   $   9.06   $   6.18   $   5.93   $   5.75   $   4.71   $   6.43
        6.2%       6.8%      12.2%      (7.9%)     (6.1%)      4.2%       3.1%      22.0%     (26.7%)    (23.6%)
        2.2%       2.2%       2.4%       3.1%       4.0%       1.4%       1.0%       1.4%       1.0%       0.7%

    $ 19,881   $ 21,177   $ 21,004   $  8,129   $     --   $  5,713   $  6,016   $  6,275   $  2,078   $     --
       1,691      1,916      2,032        884         --        557        612        659        267         --
    $  11.76   $  11.05   $  10.33   $   9.19   $     --   $  10.25   $   9.83   $   9.52   $   7.79   $     --
        6.4%       7.0%      12.4%      (8.1%)        --       4.3%       3.3%      22.2%     (22.1%)        --
        2.3%       2.3%       2.6%       5.6%         --       1.4%       1.0%       1.3%       2.5%         --

    $    680   $    647   $    513   $     82   $     --   $    134   $    135   $     84   $     --   $     --
          56         57         48          9         --         10         11          7         --         --
    $  12.10   $  11.42   $  10.72   $   9.57   $     --   $  12.97   $  12.48   $  12.13   $   9.96   $     --
        6.0%       6.5%      12.0%      (4.3%)        --       3.9%       2.9%      21.8%      (0.4%)        --
        2.3%       2.4%       2.9%       5.1%         --       1.4%       1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              MFS(R)
                                                                     INVESTORS TRUST SERIES--
                                                                          INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 21,375   $ 24,302   $ 24,572   $ 22,189   $ 29,963
Units Outstanding..................................       2,160      2,599      2,885      3,138      3,303
Variable Accumulation Unit Value...................    $   9.90   $   9.35   $   8.52   $   7.07   $   9.07
Total Return.......................................        5.8%       9.8%      20.5%     (22.1%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    323   $    368   $    340   $    260   $    231
Units Outstanding..................................          37         44         45         41         29
Variable Accumulation Unit Value...................    $   8.75   $   8.28   $   7.55   $   6.28   $   8.07
Total Return.......................................        5.7%       9.6%      20.3%     (22.2%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,819   $  6,024   $  5,795   $  4,309   $  4,146
Units Outstanding..................................         677        740        780        698        522
Variable Accumulation Unit Value...................    $   8.60   $   8.14   $   7.43   $   6.18   $   7.94
Total Return.......................................        5.6%       9.6%      20.2%     (22.2%)    (17.3%)
Investment Income Ratio............................        0.6%       0.6%       0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,287   $  1,319   $  1,236   $    463   $     --
Units Outstanding..................................         113        123        126         57         --
Variable Accumulation Unit Value...................    $  11.37   $  10.75   $   9.80   $   8.14   $     --
Total Return.......................................        5.8%       9.8%      20.4%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.6%       0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     91   $     91   $     74   $     --   $     --
Units Outstanding..................................           6          7          6         --         --
Variable Accumulation Unit Value...................    $  14.35   $  13.62   $  12.46   $     --   $     --
Total Return.......................................        5.4%       9.3%      24.6%         --         --
Investment Income Ratio............................        0.6%       0.6%       0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                           MFS(R)                                                 MFS(R)
                          RESEARCH                                              UTILITIES
                   SERIES--INITIAL CLASS                                  SERIES--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 30,730   $ 34,542   $ 33,395   $ 29,511   $ 46,896   $  2,771   $  1,792   $    870   $    299   $    135
       2,867      3,422      3,779      4,107      4,857        208        155         97         45         15
    $  10.73   $  10.09   $   8.84   $   7.19   $   9.66   $  13.33   $  11.57   $   9.01   $   6.72   $   8.83
        6.3%      14.2%      23.0%     (25.6%)    (22.4%)     15.2%      28.4%      34.0%     (23.8%)    (11.7%)
        0.5%       1.1%       0.7%       0.3%         --       0.5%       1.3%       1.7%       2.4%         --

    $    246   $    298   $    307   $    270   $    376   $     19   $     23   $     16   $     10   $     --
          32         42         49         53         55          1          2          2          1         --
    $   7.59   $   7.15   $   6.27   $   5.10   $   6.87   $  15.66   $  13.61   $  10.62   $   7.93   $  10.43
        6.1%      14.1%      22.8%     (25.7%)    (22.5%)     15.0%      28.2%      33.8%     (23.9%)      4.3%
        0.5%       1.1%       0.7%       0.3%         --       0.6%       1.3%       2.1%       0.3%         --

    $  5,561   $  6,554   $  6,172   $  4,401   $  5,269   $  2,247   $  1,955   $  1,138   $    390   $    258
         767        958      1,029        900        801        180        180        134         62         31
    $   7.26   $   6.84   $   6.00   $   4.89   $   6.58   $  12.50   $  10.87   $   8.49   $   6.35   $   8.35
        6.1%      14.0%      22.7%     (25.7%)    (22.5%)     15.0%      28.1%      33.7%     (24.0%)    (16.5%)
        0.5%       1.1%       0.6%       0.3%         --       0.6%       1.4%       2.1%       3.0%         --

    $  1,131   $  1,125   $  1,035   $    357   $     --   $    147   $    132   $    104   $     41   $     --
          96        102        107         45         --          7          8          8          4         --
    $  11.76   $  11.07   $   9.69   $   7.89   $     --   $  20.16   $  17.50   $  13.64   $  10.18   $     --
        6.3%      14.2%      22.9%     (21.1%)        --      15.2%      28.3%      33.9%       1.8%         --
        0.5%       1.1%       0.6%         --         --       0.6%       1.5%       2.2%         --         --

    $     22   $     27   $      8   $     --   $     --   $     55   $     44   $     15   $     --   $     --
           2          2          1         --         --          3          3          1         --         --
    $  14.23   $  13.44   $  11.82   $   9.65   $     --   $  17.92   $  15.62   $  12.22   $     --   $     --
        5.8%      13.7%      22.5%      (3.5%)        --      14.7%      27.8%      22.2%         --         --
        0.4%       0.5%       0.2%         --         --       0.6%       1.3%         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         NEUBERGER BERMAN
                                                                           AMT MID-CAP
                                                                         GROWTH--CLASS I
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,233   $  3,795   $  4,336   $  1,673   $    464
Units Outstanding..................................         296        390        511        249         48
Variable Accumulation Unit Value...................    $  10.92   $   9.73   $   8.49   $   6.72   $   9.64
Total Return.......................................       12.2%      14.7%      26.3%     (30.3%)     (3.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     43   $     59   $     69   $     26   $      1
Units Outstanding..................................           4          6          8          4         --
Variable Accumulation Unit Value...................    $  11.23   $  10.02   $   8.75   $   6.94   $   9.98
Total Return.......................................       12.0%      14.5%      26.1%     (30.4%)     (0.2%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,913   $  3,531   $  3,204   $  1,192   $    184
Units Outstanding..................................         258        350        364        171         18
Variable Accumulation Unit Value...................    $  11.28   $  10.08   $   8.81   $   6.99   $  10.05
Total Return.......................................       11.9%      14.5%      26.0%     (30.5%)      0.5%
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $    711   $    672   $    619   $    156   $     --
Units Outstanding..................................          45         48         51         16         --
Variable Accumulation Unit Value...................    $  15.71   $  14.01   $  12.22   $   9.68   $     --
Total Return.......................................       12.1%      14.6%      26.2%      (3.2%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    117   $    110   $     82   $     --   $     --
Units Outstanding..................................           8          8          7         --         --
Variable Accumulation Unit Value...................    $  15.11   $  13.53   $  11.85   $   9.42   $     --
Total Return.......................................       11.7%      14.2%      25.8%      (5.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      Royce       Royce                        T. ROWE PRICE
    Micro-Cap   Small-Cap                          EQUITY
    Portfolio   Portfolio                     INCOME PORTFOLIO
    ---------   ---------   ----------------------------------------------------
      2005        2005        2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------
    $  1,905    $  4,337    $150,117   $144,311   $117,894   $ 89,634   $ 85,476
         159         387      10,552     10,397      9,625      9,056      7,398
    $  12.16    $  11.18    $  14.22   $  13.88   $  12.25   $   9.90   $  11.55
       21.6%       11.8%        2.5%      13.3%      23.7%     (14.3%)        --
        1.5%          --        1.6%       1.6%       1.7%       1.7%       1.6%

    $     46    $  1,261    $  1,231   $  1,478   $  1,524   $  1,044   $    902
           4         119          91        112        130        110         81
    $  12.27    $  10.56    $  13.54   $  13.24   $  11.70   $   9.47   $  11.07
       22.7%        5.6%        2.3%      13.2%      23.6%     (14.5%)        --
        1.5%          --        1.5%       1.6%       1.7%       1.7%       1.6%

    $  1,555    $  2,400    $ 54,289   $ 50,653   $ 41,615   $ 22,371   $  9,712
         133         221       4,097      3,910      3,633      2,412        895
    $  12.04    $  10.83    $  13.25   $  12.95   $  11.45   $   9.27   $  10.85
       20.4%        8.3%        2.3%      13.1%      23.5%     (14.5%)        --
        1.5%          --        1.6%       1.6%       1.8%       1.9%       1.9%

    $  2,259    $  3,127    $ 14,572   $ 13,286   $ 11,020   $  3,453   $     --
         190         284       1,236      1,154      1,084        420         --
    $  11.85    $  10.98    $  11.79   $  11.51   $  10.17   $   8.22   $     --
       18.5%        9.8%        2.4%      13.3%      23.7%     (17.8%)        --
        1.6%          --        1.6%       1.6%       1.9%       3.1%         --

    $     77    $     62    $    661   $    634   $    461   $    117   $     --
           7           6          55         54         45         14         --
    $  11.67    $  10.47    $  11.92   $  11.68   $  10.36   $   8.41   $     --
       16.7%        4.7%        2.0%      12.8%      23.2%     (15.9%)        --
        2.3%          --        1.6%       1.6%       1.9%       2.7%         --

    $    854    $  1,622    $     --   $     --   $     --   $     --   $     --
          68         148          --         --         --         --         --
    $  11.98    $  10.90    $     --   $     --   $     --   $     --   $     --
       19.8%        9.0%          --         --         --         --         --
        2.0%          --          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             VAN ECK
                                                                            WORLDWIDE
                                                                           HARD ASSETS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 66,110   $ 19,773   $ 10,239   $  6,351   $  3,510
Units Outstanding..................................       2,840      1,271        805        714        378
Variable Accumulation Unit Value...................    $  23.26   $  15.55   $  12.72   $   8.89   $   9.28
Total Return.......................................       49.6%      22.3%      43.1%      (4.2%)    (11.7%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.5%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,299   $    292   $    190   $     49   $     29
Units Outstanding..................................          56         19         15          6          3
Variable Accumulation Unit Value...................    $  23.01   $  15.41   $  12.62   $   8.83   $   9.24
Total Return.......................................       49.3%      22.1%      42.8%      (4.3%)    (11.8%)
Investment Income Ratio............................        0.2%       0.3%       0.3%       0.3%       3.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,056   $ 16,224   $  5,745   $  2,229   $    238
Units Outstanding..................................       2,279      1,040        449        249         25
Variable Accumulation Unit Value...................    $  23.29   $  15.61   $  12.79   $   8.96   $   9.37
Total Return.......................................       49.3%      22.0%      42.8%      (4.4%)    (11.9%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.2%       1.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 27,352   $  7,059   $  1,461   $    326   $     --
Units Outstanding..................................       1,242        480        121         39         --
Variable Accumulation Unit Value...................    $  22.00   $  14.71   $  12.04   $   8.42   $     --
Total Return.......................................       49.5%      22.2%      43.0%     (15.8%)        --
Investment Income Ratio............................        0.2%       0.2%       0.3%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,221   $    371   $     63   $     --   $     --
Units Outstanding..................................          44         20          4         --         --
Variable Accumulation Unit Value...................    $  27.62   $  18.55   $  15.24   $     --   $     --
Total Return.......................................       48.9%      21.7%      52.4%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 20,900   $  4,069   $    348   $     --   $     --
Units Outstanding..................................         853        249         26         --         --
Variable Accumulation Unit Value...................    $  24.36   $  16.35   $  13.42   $     --   $     --
Total Return.......................................       49.0%      21.8%      34.2%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       Van Kampen UIF
                      Emerging Markets
                      Equity--Class I
    ----------------------------------------------------
      2005       2004       2003       2002       2001
    ----------------------------------------------------
    $ 56,637   $ 39,055   $ 33,055   $ 22,764   $ 25,016
       3,378      3,076      3,161      3,213      3,172
    $  16.76   $  12.70   $  10.46   $   7.09   $   7.89
       32.0%      21.4%      47.6%     (10.2%)     (7.7%)
        0.4%       0.7%         --         --         --

    $    570   $    164   $    697   $    109   $  5,828
          47         18         92         21      1,019
    $  12.07   $   9.15   $   7.55   $   5.12   $   5.72
       31.8%      21.2%      47.4%     (10.4%)     (7.9%)
        0.3%       0.6%         --         --         --

    $ 13,590   $  7,050   $  5,409   $  2,432   $    594
         973        663        617        408         89
    $  14.00   $  10.63   $   8.77   $   5.96   $   6.64
       31.7%      21.2%      47.3%     (10.3%)     (8.0%)
        0.4%       0.7%         --         --         --

    $  3,772   $  1,965   $  1,279   $    456   $     --
         203        139        110         58         --
    $  18.60   $  14.10   $  11.62   $   7.88   $     --
       31.9%      21.3%      47.5%     (21.2%)        --
        0.4%       0.7%         --         --         --

    $    112   $     57   $     19   $     --   $     --
           5          3          1         --         --
    $  23.75   $  18.07   $  14.95   $     --   $     --
       31.4%      20.9%      49.5%         --         --
        0.4%       0.7%         --         --         --

    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                               MainStay VP           MainStay VP                 MainStay VP                  MainStay VP
                               Balanced--           Basic Value--                   Bond--               Capital Appreciation--
                              Service Class         Service Class               Service Class                Service Class
                              -------------   -------------------------   --------------------------   --------------------------
                                  2005         2005      2004     2003     2005      2004      2003     2005      2004      2003
                              ---------------------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................    $32,603      $ 4,281   $3,119   $  821   $11,334   $ 7,474   $2,929   $ 9,595   $ 7,459   $2,760
Units Outstanding............      3,115          332      251       73     1,110       737      296       788       653      248
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.87   $12.40   $11.32   $ 10.20   $ 10.15   $ 9.91   $ 12.17   $ 11.42   $11.15
Total Return.................       4.6%         3.8%     9.6%    13.2%      0.5%      2.4%    (0.9%)     6.6%      2.5%    11.5%
Investment Income Ratio......       1.7%         0.9%     1.2%     2.7%      3.7%      4.8%    13.3%        --      0.1%     0.5%

SERIES II POLICIES (b)
Net Assets...................    $ 1,467      $    37   $   --   $   --   $   349   $     5   $   --   $    78   $     6   $   --
Units Outstanding............        136            3       --       --        35         1       --         7         1       --
Variable Accumulation Unit
 Value.......................    $ 10.41      $ 10.53   $10.00   $   --   $ 10.06   $ 10.02   $   --   $ 10.98   $ 10.31   $   --
Total Return.................       4.1%         5.3%       --       --      0.3%      0.2%       --      6.4%      3.1%       --
Investment Income Ratio......       3.0%         3.1%       --       --      7.8%     48.1%       --        --      0.8%       --

SERIES III POLICIES (c)
Net Assets...................    $19,146      $ 7,357   $6,678   $1,807   $24,637   $19,603   $6,344   $17,835   $16,081   $5,334
Units Outstanding............      1,825          576      541      160     2,427     1,936      640     1,456     1,396      474
Variable Accumulation Unit
 Value.......................    $ 10.44      $ 12.78   $12.34   $11.29   $ 10.15   $ 10.12   $ 9.91   $ 12.25   $ 11.52   $11.26
Total Return.................       4.4%         3.5%     9.3%    12.9%      0.3%      2.2%    (0.9%)     6.4%      2.2%    12.6%
Investment Income Ratio......       2.2%         0.8%     1.1%     2.9%      3.4%      4.8%    17.1%        --      0.1%     0.6%

SERIES IV POLICIES (d)
Net Assets...................    $13,881      $ 7,259   $5,699   $2,039   $23,266   $16,738   $5,867   $11,771   $10,571   $4,522
Units Outstanding............      1,320          563      461      181     2,275     1,649      592       968       926      406
Variable Accumulation Unit
 Value.......................    $ 10.45      $ 12.82   $12.37   $11.29   $ 10.19   $ 10.15   $ 9.92   $ 12.16   $ 11.41   $11.14
Total Return.................       4.5%         3.7%     9.5%    12.9%      0.4%      2.3%    (0.8%)     6.6%      2.4%    11.4%
Investment Income Ratio......       2.3%         0.8%     1.1%     2.8%      3.5%      5.0%    15.6%        --      0.1%     0.5%

SERIES V POLICIES (e)
Net Assets...................    $ 1,509      $   686   $  551   $  133   $ 2,429   $ 1,362   $  407   $   554   $   429   $   86
Units Outstanding............        144           54       45       12       242       136       41        47        38        8
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.62   $12.22   $11.21   $ 10.02   $ 10.02   $ 9.83   $ 11.88   $ 11.20   $10.98
Total Return.................       4.6%         3.3%     9.1%    12.1%        --      1.9%    (1.7%)     6.1%      2.0%     9.8%
Investment Income Ratio......       1.8%         0.8%     1.2%     5.2%      3.7%      5.2%    14.8%        --      0.1%     1.3%

SERIES VI POLICIES (f)
Net Assets...................    $13,375      $ 4,536   $3,804   $  907   $14,340   $ 9,200   $3,343   $11,667   $ 8,794   $2,186
Units Outstanding............      1,275          353      309       80     1,415       912      338       967       774      197
Variable Accumulation Unit
 Value.......................    $ 10.43      $ 12.73   $12.32   $11.28   $ 10.11   $ 10.09   $ 9.89   $ 12.06   $ 11.36   $11.12
Total Return.................       4.3%         3.4%     9.2%    12.8%      0.1%      2.0%    (1.1%)     6.2%      2.1%    11.2%
Investment Income Ratio......       2.2%         0.8%     1.0%     2.8%      3.7%      5.2%    14.5%        --      0.1%     0.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP             MAINSTAY VP
                COMMON STOCK--                 CONVERTIBLE--             DEVELOPING GROWTH--       FLOATING RATE--
                 SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS           SERVICE CLASS
          ---------------------------   ---------------------------   --------------------------   ---------------
           2005      2004      2003      2005      2004      2003      2005      2004     2003          2005
          --------------------------------------------------------------------------------------------------------
          $ 7,104   $ 4,810   $ 1,842   $13,293   $10,142   $ 3,817   $ 3,145   $ 1,949  $   637       $36,518
              539       387       162     1,105       884       347       235       161       55         3,612
          $ 13.17   $ 12.44   $ 11.40   $ 12.03   $ 11.48   $ 10.99   $ 13.34   $ 12.11  $ 11.63       $ 10.10
             5.9%      9.1%     14.0%      4.9%      4.4%      9.9%     10.2%      4.1%    16.3%          1.0%
             1.0%      1.6%      3.7%      1.5%      2.4%      8.3%        --        --       --          4.5%

          $    34   $    --   $    --   $   358   $    24   $    --   $    45   $     3  $    --       $ 4,001
                3        --        --        34         2        --         4        --       --           373
          $ 10.54   $ 10.00   $    --   $ 10.58   $ 10.11   $    --   $ 11.00   $ 10.00  $    --       $ 10.14
             5.4%        --        --      4.7%      1.1%        --     10.0%        --       --          1.4%
             2.7%        --        --      4.8%     58.1%        --        --        --       --          4.9%

          $12,796   $10,274   $ 3,094   $25,860   $23,424   $ 7,798   $ 6,081   $ 4,769  $ 1,458       $13,041
              981       832       273     2,151     2,039       707       465       400      127         1,272
          $ 13.04   $ 12.34   $ 11.34   $ 12.02   $ 11.49   $ 11.03   $ 13.11   $ 11.92  $ 11.47       $ 10.08
             5.7%      8.9%     13.4%      4.7%      4.2%     10.3%     10.0%      3.9%    14.7%          0.8%
             0.9%      1.7%      4.1%      1.4%      2.5%      9.0%        --        --       --          4.7%

          $14,034   $10,070   $ 3,340   $25,647   $20,014   $ 7,040   $ 5,606   $ 4,310  $ 1,358       $10,796
            1,063       810       293     2,141     1,754       644       421       357      117         1,052
          $ 13.15   $ 12.43   $ 11.40   $ 11.96   $ 11.41   $ 10.94   $ 13.31   $ 12.09  $ 11.62       $ 10.09
             5.8%      9.0%     14.0%      4.8%      4.3%      9.4%     10.1%      4.1%    16.2%          0.9%
             0.9%      1.7%      3.4%      1.5%      2.5%      8.5%        --        --       --          4.8%

          $   309   $   213   $    38   $ 1,608   $ 1,466   $   533   $   232   $   170  $    64       $ 1,686
               24        17         3       136       129        49        18        14        6           164
          $ 12.96   $ 12.29   $ 11.32   $ 11.84   $ 11.34   $ 10.91   $ 12.97   $ 11.83  $ 11.41       $ 10.25
             5.4%      8.6%     13.2%      4.4%      3.9%      9.1%      9.7%      3.6%    14.1%          2.5%
             0.9%      1.6%      2.4%      1.4%      2.4%      9.5%        --        --       --          4.7%

          $ 7,321   $ 5,161   $ 1,484   $16,730   $12,642   $ 3,430   $ 3,248   $ 2,228  $   721       $11,829
              561       417       130     1,418     1,120       316       242       182       61         1,145
          $ 13.05   $ 12.37   $ 11.38   $ 11.79   $ 11.28   $ 10.85   $ 13.40   $ 12.21  $ 11.77       $ 10.13
             5.5%      8.7%     13.8%      4.5%      4.0%      8.5%      9.8%      3.7%    17.7%          1.3%
             1.0%      1.8%      3.4%      1.5%      2.8%      9.2%        --        --       --          4.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                                GOVERNMENT--             HIGH YIELD CORPORATE BOND--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  8,799   $  6,080   $  2,651   $ 50,262   $ 33,434   $ 10,501
Units Outstanding..................................         881        614        272      3,920      2,643        920
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.75   $  12.81   $  12.65   $  11.41
Total Return.......................................        0.7%       1.6%      (2.5%)      1.2%      10.9%      14.1%
Investment Income Ratio............................        3.6%       5.6%      14.3%       6.8%      10.1%      26.0%

SERIES II POLICIES (b)
Net Assets.........................................    $    316   $      5   $     --   $  2,500   $     64   $     --
Units Outstanding..................................          30         --         --        242          6         --
Variable Accumulation Unit Value...................    $  10.06   $  10.01   $     --   $  10.29   $  10.18   $     --
Total Return.......................................        0.5%       0.1%         --       1.1%       1.8%         --
Investment Income Ratio............................        6.8%      86.3%         --      12.6%      87.4%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 16,243   $ 12,875   $  4,087   $117,498   $ 94,871   $ 28,302
Units Outstanding..................................       1,645      1,310        422      9,264      7,556      2,495
Variable Accumulation Unit Value...................    $   9.88   $   9.83   $   9.69   $  12.69   $  12.56   $  11.35
Total Return.......................................        0.5%       1.4%      (3.1%)      1.0%      10.7%      13.5%
Investment Income Ratio............................        3.3%       5.7%      18.2%       6.4%      10.2%      30.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,766   $ 11,256   $  4,147   $103,496   $ 76,786   $ 25,512
Units Outstanding..................................       1,481      1,136        425      8,052      6,041      2,224
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.76   $  12.86   $  12.71   $  11.47
Total Return.......................................        0.6%       1.6%      (2.4%)      1.2%      10.8%      14.7%
Investment Income Ratio............................        3.4%       5.6%      16.5%       6.4%      10.0%      26.4%

SERIES V POLICIES (e)
Net Assets.........................................    $  1,257   $    706   $    421   $ 11,657   $  8,737   $  2,901
Units Outstanding..................................         127         72         43        922        697        255
Variable Accumulation Unit Value...................    $   9.87   $   9.85   $   9.74   $  12.64   $  12.54   $  11.36
Total Return.......................................        0.2%       1.2%      (2.6%)      0.8%      10.4%      13.6%
Investment Income Ratio............................        3.8%       5.1%      14.0%       6.5%      10.2%      27.0%

SERIES VI POLICIES (f)
Net Assets.........................................    $  8,125   $  4,800   $  1,800   $ 64,705   $ 39,920   $  9,211
Units Outstanding..................................         818        487        185      5,086      3,173        809
Variable Accumulation Unit Value...................    $   9.88   $   9.85   $   9.73   $  12.69   $  12.58   $  11.39
Total Return.......................................        0.3%       1.3%      (2.7%)      0.9%      10.5%      13.9%
Investment Income Ratio............................        3.8%       5.6%      16.2%       7.2%      11.7%      29.6%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
          Income & Growth--              International Equity--             LARGE CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $  3,830   $  2,450   $    503   $ 12,520   $  5,975   $  1,340   $  3,045   $  2,041   $    820
         302        200         45        869        441        114        278        191         74
    $  12.64   $  12.27   $  11.07   $  14.39   $  13.55   $  11.74   $  10.96   $  10.67   $  11.11
        3.0%      10.8%      10.7%       6.3%      15.4%      17.4%       2.7%      (3.9%)     11.1%
        1.2%       2.8%       5.6%       2.0%       1.3%       6.9%         --       0.1%       0.4%

    $    311   $     13   $     --   $    626   $      8   $     --   $     72   $     --   $     --
          30          1         --         56          1         --          6         --         --
    $  10.43   $  10.14   $     --   $  10.82   $  10.19   $     --   $  11.32   $  10.00   $     --
        2.9%       1.4%         --       6.1%       1.9%         --      13.2%         --         --
        1.6%      63.6%         --       4.1%      10.9%         --         --         --         --

    $  8,051   $  5,324   $  1,437   $ 26,887   $ 16,793   $  2,933   $  6,797   $  6,358   $  2,737
         622        423        126      1,907      1,262        254        624        598        247
    $  12.94   $  12.59   $  11.38   $  14.11   $  13.30   $  11.55   $  10.89   $  10.63   $  11.08
        2.8%      10.6%      13.8%       6.0%      15.2%      15.5%       2.5%      (4.1%)     10.8%
        1.2%       2.6%       6.1%       1.8%       1.4%       8.0%         --         --       0.4%

    $  7,628   $  5,136   $  1,389   $ 26,069   $ 13,748   $  2,849   $  5,526   $  5,116   $  2,233
         590        410        123      1,829      1,027        246        505        480        201
    $  12.91   $  12.53   $  11.32   $  14.21   $  13.38   $  11.60   $  10.93   $  10.65   $  11.09
        3.0%      10.8%      13.2%       6.2%      15.4%      16.0%       2.6%      (4.0%)     10.9%
        1.1%       2.5%       5.3%       2.0%       1.3%       6.6%         --         --       0.3%

    $    553   $    292   $     24   $  1,609   $    684   $     78   $    453   $    272   $     60
          44         24          2        117         53          7         43         26          6
    $  12.67   $  12.35   $  11.19   $  13.71   $  12.96   $  11.28   $  10.53   $  10.30   $  10.77
        2.6%      10.3%      11.9%       5.8%      14.9%      12.8%       2.2%      (4.3%)      7.7%
        1.3%       3.0%       4.4%       2.2%       1.5%      11.7%         --       0.1%       0.5%

    $  6,954   $  3,499   $    600   $ 17,356   $  7,562   $  1,381   $  3,647   $  2,723   $  1,265
         546        282         53      1,251        578        121        337        257        114
    $  12.73   $  12.40   $  11.23   $  13.85   $  13.08   $  11.37   $  10.84   $  10.59   $  11.06
        2.7%      10.4%      12.3%       5.9%      15.0%      13.7%       2.3%      (4.2%)     10.6%
        1.3%       3.2%       5.3%       2.1%       1.5%       7.6%         --       0.1%       0.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                               MID CAP CORE--                  MID CAP GROWTH--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,966   $  5,876   $  1,477   $ 18,597   $  9,510   $  2,376
Units Outstanding..................................         740        414        125      1,104        653        197
Variable Accumulation Unit Value...................    $  16.17   $  14.19   $  11.80   $  16.77   $  14.56   $  12.07
Total Return.......................................       14.0%      20.2%      18.0%      15.2%      20.6%      20.7%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    349   $     11   $     --   $    598   $      5   $     --
Units Outstanding..................................          28          1         --         51          1         --
Variable Accumulation Unit Value...................    $  11.60   $  10.19   $     --   $  11.78   $  10.24   $     --
Total Return.......................................       13.8%       1.9%         --      15.0%       2.4%         --
Investment Income Ratio............................        1.1%       3.1%         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,987   $ 13,092   $  2,774   $ 33,555   $ 21,257   $  5,125
Units Outstanding..................................       1,375        931        237      2,054      1,494        434
Variable Accumulation Unit Value...................    $  15.99   $  14.06   $  11.72   $  16.35   $  14.23   $  11.82
Total Return.......................................       13.7%      20.0%      17.2%      15.0%      20.4%      18.2%
Investment Income Ratio............................        0.4%       0.5%       1.4%         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,680   $ 10,128   $  2,677   $ 30,962   $ 17,454   $  5,111
Units Outstanding..................................       1,220        719        228      1,884      1,224        432
Variable Accumulation Unit Value...................    $  16.05   $  14.09   $  11.73   $  16.42   $  14.26   $  11.83
Total Return.......................................       13.9%      20.1%      17.3%      15.1%      20.5%      18.3%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,543   $    656   $    183   $  1,475   $    854   $    186
Units Outstanding..................................          96         47         16         92         61         16
Variable Accumulation Unit Value...................    $  15.99   $  14.09   $  11.78   $  15.98   $  13.94   $  11.61
Total Return.......................................       13.5%      19.7%      17.8%      14.7%      20.1%      16.1%
Investment Income Ratio............................        0.5%       0.5%       3.0%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 18,737   $  7,802   $  1,319   $ 24,736   $ 11,705   $  2,941
Units Outstanding..................................       1,183        560        113      1,485        808        244
Variable Accumulation Unit Value...................    $  15.83   $  13.94   $  11.64   $  16.62   $  14.48   $  12.05
Total Return.......................................       13.6%      19.8%      16.4%      14.8%      20.2%      20.5%
Investment Income Ratio............................        0.5%       0.6%       1.4%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
           Mid Cap Value--                  S&P 500 Index--                 SMALL CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $ 18,099   $  9,220   $  2,399   $ 32,438   $ 20,964   $  6,828   $ 12,419   $  7,815   $  2,355
       1,298        688        207      2,570      1,713        606        921        593        192
    $  13.94   $  13.41   $  11.60   $  12.61   $  12.24   $  11.26   $  13.48   $  13.17   $  12.24
        4.0%      15.6%      16.0%       3.0%       8.7%      12.6%       2.4%       7.6%      22.4%
        0.7%       1.1%       3.4%       1.2%       2.1%       4.6%         --         --         --

    $    522   $     34   $     --   $    621   $     16   $     --   $    215   $      6   $     --
          49          3         --         61          2         --         20          1         --
    $  10.69   $  10.29   $     --   $  10.55   $  10.25   $     --   $  10.53   $  10.30   $     --
        3.8%       2.9%         --       2.9%       2.5%         --       2.2%       3.0%         --
        1.1%       7.1%         --       2.8%      17.1%         --         --         --         --

    $ 41,554   $ 25,830   $  6,443   $ 63,957   $ 51,775   $ 13,604   $ 20,401   $ 16,734   $  4,735
       2,962      1,910        550      5,119      4,261      1,215      1,509      1,265        384
    $  14.03   $  13.52   $  11.72   $  12.49   $  12.15   $  11.20   $  13.52   $  13.23   $  12.32
        3.8%      15.4%      17.2%       2.8%       8.5%      12.0%       2.2%       7.4%      23.2%
        0.7%       1.0%       3.8%       1.1%       2.1%       5.6%         --         --         --

    $ 38,107   $ 21,168   $  5,125   $ 51,108   $ 38,290   $ 11,688   $ 20,161   $ 14,487   $  4,235
       2,741      1,580        442      4,057      3,132      1,038      1,524      1,122        353
    $  13.92   $  13.40   $  11.59   $  12.59   $  12.23   $  11.26   $  13.21   $  12.91   $  12.01
        3.9%      15.6%      15.9%       3.0%       8.6%      12.6%       2.3%       7.6%      20.1%
        0.7%       1.1%       3.5%       1.2%       2.1%       4.6%         --         --         --

    $  1,915   $    833   $    122   $  4,000   $  2,782   $  1,344   $    986   $    635   $     93
         140         63         11        321        229        120         77         51          8
    $  13.71   $  13.25   $  11.51   $  12.48   $  12.16   $  11.24   $  12.78   $  12.54   $  11.71
        3.5%      15.1%      15.1%       2.6%       8.2%      12.4%       1.9%       7.1%      17.1%
        0.8%       1.2%       4.3%       1.2%       1.8%       5.1%         --         --         --

    $ 26,504   $ 14,398   $  2,519   $ 31,482   $ 18,986   $  4,649   $ 13,093   $  9,643   $  2,201
       1,915      1,080        218      2,514      1,560        414        980        736        180
    $  13.81   $  13.33   $  11.57   $  12.50   $  12.17   $  11.24   $  13.36   $  13.10   $  12.21
        3.6%      15.2%      15.7%       2.7%       8.3%      12.4%       2.0%       7.2%      22.1%
        0.7%       1.3%       3.8%       1.3%       2.2%       5.0%         --         --         --

              MAINSTAY VP
             TOTAL RETURN--
             SERVICE CLASS
     ------------------------------
       2005       2004       2003
     ------------------------------
     $  7,820   $  5,622   $  1,835
          665        501        171
     $  11.76   $  11.23   $  10.73
         4.7%       4.6%       7.3%
         1.5%       2.2%       6.8%
     $     14   $      1   $     --
            1         --         --
     $  10.57   $  10.11   $     --
         4.5%       1.1%         --
         2.2%         --         --
     $ 16,290   $ 13,524   $  4,276
        1,394      1,209        399
     $  11.69   $  11.19   $  10.71
         4.5%       4.4%       7.1%
         1.4%       2.1%       8.3%
     $ 10,004   $  8,502   $  3,248
          842        749        299
     $  11.88   $  11.35   $  10.86
         4.7%       4.6%       8.6%
         1.4%       2.1%       7.6%
     $    636   $    487   $    159
           55         44         15
     $  11.48   $  11.01   $  10.57
         4.3%       4.2%       5.7%
         1.5%       2.2%      10.4%
     $  8,131   $  6,070   $  2,168
          706        552        205
     $  11.49   $  11.01   $  10.56
         4.4%       4.3%       5.6%
         1.5%       2.1%       7.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MainStay VP                 Alger American Small
                                                                  Value--                     Capitalization--
                                                               Service Class                   Class S Shares
                                                       ------------------------------   -----------------------------
                                                         2005       2004       2003       2005       2004      2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,722   $  8,003   $  2,572   $  5,850   $  2,923  $    671
Units Outstanding..................................         888        633        223        364        210        55
Variable Accumulation Unit Value...................    $  13.21   $  12.64   $  11.55   $  16.04   $  13.95  $  12.16
Total Return.......................................        4.5%       9.5%      15.5%      15.0%      14.7%     21.6%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES II POLICIES (b)
Net Assets.........................................    $    191   $      6   $     --   $    130   $      7  $     --
Units Outstanding..................................          18          1         --         11          1        --
Variable Accumulation Unit Value...................    $  10.65   $  10.21   $     --   $  11.95   $  10.41  $     --
Total Return.......................................        4.3%       2.1%         --      14.8%       4.1%        --
Investment Income Ratio............................        2.8%      15.5%         --         --         --        --

SERIES III POLICIES (c)
Net Assets.........................................    $ 24,079   $ 19,389   $  5,058   $  9,680   $  6,286  $  1,576
Units Outstanding..................................       1,841      1,546        440        609        452       130
Variable Accumulation Unit Value...................    $  13.08   $  12.54   $  11.48   $  15.95   $  13.90  $  12.15
Total Return.......................................        4.3%       9.2%      14.8%      14.7%      14.4%     21.5%
Investment Income Ratio............................        1.1%       1.4%       6.3%         --         --        --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 18,870   $ 14,111   $  4,598   $ 10,949   $  5,993  $  1,594
Units Outstanding..................................       1,409      1,101        392        685        432       132
Variable Accumulation Unit Value...................    $  13.39   $  12.82   $  11.72   $  15.95   $  13.88  $  12.11
Total Return.......................................        4.4%       9.4%      17.2%      14.9%      14.6%     21.1%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES V POLICIES (e)
Net Assets.........................................    $    729   $    544   $    160   $    457   $    241  $     22
Units Outstanding..................................          56         43         14         29         18         2
Variable Accumulation Unit Value...................    $  13.02   $  12.51   $  11.48   $  15.63   $  13.65  $  11.96
Total Return.......................................        4.0%       9.0%      14.8%      14.5%      14.2%     19.6%
Investment Income Ratio............................        1.2%       1.3%       7.5%         --         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 14,138   $  8,534   $  2,127   $  5,548   $  2,848  $    495
Units Outstanding..................................       1,074        679        185        348        205        41
Variable Accumulation Unit Value...................    $  13.09   $  12.57   $  11.52   $  15.90   $  13.88  $  12.15
Total Return.......................................        4.1%       9.1%      15.2%      14.6%      14.3%     21.5%
Investment Income Ratio............................        1.3%       1.5%       5.9%         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

    Colonial Small Cap
        VALUE FUND,                DREYFUS IP                  FIDELITY(R) VIP                FIDELITY(R) VIP
     VARIABLE SERIES--        TECHNOLOGY GROWTH--              CONTRAFUND(R)--                EQUITY-INCOME--
          CLASS B                SERVICE SHARES                SERVICE CLASS 2                SERVICE CLASS 2
    -------------------  ------------------------------  ----------------------------  -----------------------------
      2005       2004      2005       2004       2003      2005      2004      2003      2005       2004      2003
    ----------------------------------------------------------------------------------------------------------------
    $  7,798   $    521  $  4,703   $  3,225   $  1,226  $ 27,416  $ 12,675  $  3,715  $ 17,710   $ 10,243  $  2,888
         704         49       396        277        104     1,792       955       318     1,344        810       251
    $  11.03   $  10.61  $  11.87   $  11.63   $  11.77  $  15.27  $  13.27  $  11.69  $  13.16   $  12.64  $  11.53
        4.0%       6.1%      2.0%      (1.2%)     17.7%     15.0%     13.6%     16.9%      4.1%       9.7%     15.3%
          --       5.0%        --         --         --      0.1%      0.1%        --      1.1%       0.8%        --

    $    274   $      7  $     61   $     --   $     --  $  1,179  $     30  $     --  $    661   $     10  $     --
          24          1         6         --         --        98         3        --        63          1        --
    $  10.66   $  10.26  $  11.00   $  10.00   $     --  $  11.79  $  10.26  $     --  $  10.56   $  10.16  $     --
        3.9%       2.6%     10.0%         --         --     14.9%      2.6%        --      4.0%       1.6%        --
          --       2.4%        --         --         --        --        --        --        --         --        --

    $  4,868   $    304  $  6,985   $  7,184   $  2,883  $ 48,984  $ 29,756  $  7,143  $ 32,146   $ 23,055  $  5,733
         445         29       596        624        247     3,248     2,266       616     2,483      1,852       504
    $  10.97   $  10.57  $  11.73   $  11.52   $  11.67  $  15.08  $  13.13  $  11.59  $  12.94   $  12.45  $  11.37
        3.8%       5.7%      1.8%      (1.4%)     16.7%     14.8%     13.3%     15.9%      3.9%       9.5%     13.7%
          --       5.7%        --         --         --      0.1%      0.1%        --      1.3%       0.8%        --

    $  5,433   $    431  $  7,047   $  5,905   $  2,684  $ 55,871  $ 26,881  $  5,521  $ 30,273   $ 19,399  $  4,827
         495         41       597        512        230     3,612     2,004       467     2,307      1,542       421
    $  10.96   $  10.54  $  11.77   $  11.54   $  11.68  $  15.42  $  13.41  $  11.82  $  13.09   $  12.58  $  11.48
        4.0%       5.4%      2.0%      (1.2%)     16.8%     15.0%     13.5%     18.2%      4.1%       9.6%     14.8%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $    250   $     --  $    263   $    208   $    100  $  4,332  $  1,800  $    316  $  3,530   $  2,305  $    823
          23         --        23         18          9       292       139        28       270        183        71
    $  10.90   $  10.00  $  11.64   $  11.45   $  11.64  $  14.86  $  12.97  $  11.48  $  13.06   $  12.60  $  11.54
        9.0%         --      1.6%      (1.6%)     16.4%     14.5%     13.0%     14.8%      3.6%       9.2%     15.4%
          --         --        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $  3,044   $    286  $  3,105   $  2,927   $  1,302  $ 34,138  $ 15,263  $  2,520  $ 21,893   $ 14,146  $  2,977
         273         27       264        255        112     2,284     1,174       219     1,679      1,131       260
    $  10.92   $  10.54  $  11.67   $  11.48   $  11.65  $  14.91  $  13.00  $  11.49  $  12.98   $  12.51  $  11.44
        3.6%       5.4%      1.7%      (1.5%)     16.5%     14.6%     13.2%     14.9%      3.7%       9.3%     14.4%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              FIDELITY(R) VIP                JANUS ASPEN SERIES
                                                                 MID CAP--                       BALANCED--
                                                              SERVICE CLASS 2                  SERVICE SHARES
                                                       ------------------------------  ------------------------------
                                                         2005       2004       2003      2005       2004       2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 57,754   $ 28,222   $  2,237  $ 14,526   $ 10,378   $  4,308
Units Outstanding..................................       3,580      2,037        199     1,217        924        410
Variable Accumulation Unit Value...................    $  16.12   $  13.85   $  11.27  $  11.92   $  11.23   $  10.52
Total Return.......................................       16.4%      22.9%      12.7%      6.2%       6.8%       5.2%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    568   $     88   $      1  $    568   $      9   $     --
Units Outstanding..................................          39          7         --        55          1         --
Variable Accumulation Unit Value...................    $  14.50   $  12.48   $  10.17  $  10.84   $  10.23   $     --
Total Return.......................................       16.2%      22.7%       1.7%      6.0%       2.3%         --
Investment Income Ratio............................          --         --         --      3.1%      28.9%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 38,491   $ 21,172   $  1,207  $ 25,740   $ 21,340   $  8,228
Units Outstanding..................................       2,411      1,537        107     2,157      1,895        779
Variable Accumulation Unit Value...................    $  16.00   $  13.78   $  11.23  $  11.93   $  11.26   $  10.57
Total Return.......................................       16.1%      22.7%      12.3%      6.0%       6.6%       5.7%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       4.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 30,428   $ 14,301   $  1,082  $ 27,775   $ 20,968   $  7,590
Units Outstanding..................................       1,867      1,020         95     2,327      1,869        722
Variable Accumulation Unit Value...................    $  16.31   $  14.02   $  11.41  $  11.91   $  11.22   $  10.51
Total Return.......................................       16.3%      22.9%      14.1%      6.1%       6.7%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.6%

SERIES V POLICIES (e)
Net Assets.........................................    $  2,205   $  1,071   $     39  $  2,226   $  1,132   $    441
Units Outstanding..................................         144         81          4       189        101         42
Variable Accumulation Unit Value...................    $  15.27   $  13.18   $  10.77  $  11.80   $  11.16   $  10.50
Total Return.......................................       15.8%      22.4%       7.7%      5.7%       6.3%       5.0%
Investment Income Ratio............................          --         --         --      2.4%       2.7%       3.4%

SERIES VI POLICIES (f)
Net Assets.........................................    $ 21,051   $  9,297   $    499  $ 14,847   $ 11,228   $  4,069
Units Outstanding..................................       1,289        664         44     1,254      1,004        387
Variable Accumulation Unit Value...................    $  16.23   $  14.00   $  11.43  $  11.83   $  11.18   $  10.51
Total Return.......................................       16.0%      22.5%      14.3%      5.8%       6.4%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

          Janus Aspen Series               MFS(R) INVESTORS                      MFS(R)                           MFS(R)
          WORLDWIDE GROWTH--                TRUST SERIES--                 RESEARCH SERIES--                UTILITIES SERIES--
            SERVICE SHARES                  SERVICE CLASS                    SERVICE CLASS                    SERVICE CLASS
    ------------------------------  ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003      2005       2004       2003       2005       2004       2003       2005       2004       2003
    --------------------------------------------------------------------------------------------------------------------------------
    $  5,145   $  3,533   $  1,398  $  1,151   $    833   $    135   $  1,486   $    930   $    382   $ 69,366   $ 15,141   $      3
         416        297        121        92         70         12        112         74         35      4,346      1,092         --
    $  12.37   $  11.88   $  11.53  $  12.56   $  11.91   $  10.86   $  13.33   $  12.56   $  11.02   $  15.94   $  13.86   $  10.83
        4.1%       3.1%      15.3%      5.5%       9.6%       8.6%       6.1%      14.0%      10.2%      15.0%      28.0%       8.3%
        1.3%       1.1%       0.9%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%         --         --

    $     85   $     --   $     --  $      1   $     --   $     --   $     55   $     --   $     --   $  1,822   $    154   $     --
          11         --         --        --         --         --          5         --         --        127         12         --
    $  10.43   $  10.00   $     --  $  10.73   $  10.00   $     --   $  10.77   $  10.00   $     --   $  14.29   $  12.45   $     --
        4.3%         --         --      7.3%         --         --       7.7%         --         --      14.8%      24.5%         --
        2.3%         --         --        --         --         --       0.1%         --         --       0.3%         --         --

    $  8,306   $  7,463   $  2,542  $  1,404   $    874   $    314   $  2,038   $  1,616   $    637   $ 44,612   $ 11,129   $     80
         679        634        222       111         73         29        155        130         58      2,684        763          7
    $  12.23   $  11.78   $  11.45  $  12.60   $  11.96   $  10.94   $  13.18   $  12.45   $  10.95   $  16.73   $  14.58   $  11.41
        3.9%       2.9%      14.5%      5.3%       9.4%       9.4%       5.9%      13.7%       9.5%      14.7%      27.8%      14.1%
        1.2%       1.1%       1.0%      0.3%       0.4%         --       0.3%       0.8%         --       0.4%       0.1%         --

    $  7,855   $  6,067   $  2,226  $  1,769   $  1,095   $    469   $  2,182   $  1,604   $    460   $ 34,325   $  6,513   $     63
         640        515        195       140         91         43        168        131         43      2,044        444          5
    $  12.27   $  11.79   $  11.44  $  12.68   $  12.02   $  10.97   $  12.99   $  12.25   $  10.75   $  16.85   $  14.67   $  11.46
        4.1%       3.0%      14.4%      5.5%       9.5%       9.7%       6.0%      13.9%       7.5%      14.9%      28.0%      14.6%
        1.3%       1.1%       0.9%      0.3%       0.4%         --       0.3%       0.7%         --       0.4%       0.1%         --

    $    436   $    380   $     22  $    107   $     39   $     13   $     44   $     26   $     15   $  2,110   $    417   $     11
          36         33          2         9          3          1          3          2          1        126         28          1
    $  12.03   $  11.61   $  11.31  $  12.52   $  11.91   $  10.92   $  13.24   $  12.54   $  11.05   $  16.78   $  14.66   $  11.50
        3.6%       2.6%      13.1%      5.1%       9.1%       9.2%       5.6%      13.4%      10.5%      14.4%      27.5%      15.0%
        1.2%       1.4%       1.2%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%       0.2%         --

    $  4,001   $  2,880   $    983  $  1,015   $    783   $    187   $  1,715   $    856   $    279   $ 34,143   $  6,561   $      1
         334        250         88        81         66         17        128         68         25      2,042        451         --
    $  11.97   $  11.54   $  11.23  $  12.49   $  11.88   $  10.88   $  13.36   $  12.64   $  11.13   $  16.65   $  14.54   $  11.39
        3.7%       2.7%      12.3%      5.2%       9.2%       8.8%       5.7%      13.6%      11.3%      14.6%      27.6%      13.9%
        1.3%       1.2%       0.9%      0.3%       0.3%         --       0.3%       0.7%         --       0.4%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                            NEUBERGER BERMAN AMT                T. ROWE PRICE
                                                              MID-CAP GROWTH--                  EQUITY INCOME
                                                                  CLASS S                       PORTFOLIO--II
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,298   $  1,365   $      6   $ 18,925   $  9,680   $  2,506
Units Outstanding..................................         236        109          1      1,460        765        224
Variable Accumulation Unit Value...................    $  13.96   $  12.48   $  10.91   $  12.94   $  12.66   $  11.20
Total Return.......................................       11.9%      14.4%       9.1%       2.2%      13.0%      12.0%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.1%

SERIES II POLICIES (b)
Net Assets.........................................    $     29   $      2   $     --   $    903   $     16   $     --
Units Outstanding..................................           3         --         --         84          2         --
Variable Accumulation Unit Value...................    $  11.92   $  10.67   $     --   $  10.55   $  10.33   $     --
Total Return.......................................       11.7%       6.7%         --       2.1%       3.3%         --
Investment Income Ratio............................          --         --         --       1.9%       4.8%         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,766   $  1,635   $    105   $ 38,632   $ 26,791   $  5,783
Units Outstanding..................................         199        130         10      3,006      2,128        518
Variable Accumulation Unit Value...................    $  14.00   $  12.54   $  10.98   $  12.85   $  12.59   $  11.16
Total Return.......................................       11.6%      14.2%       9.8%       2.1%      12.8%      11.6%
Investment Income Ratio............................          --         --         --       1.4%       1.6%       2.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,083   $  1,505   $    269   $ 45,332   $ 24,618   $  5,370
Units Outstanding..................................         213        116         24      3,492      1,941        478
Variable Accumulation Unit Value...................    $  14.47   $  12.95   $  11.32   $  12.96   $  12.68   $  11.23
Total Return.......................................       11.8%      14.4%      13.2%       2.2%      13.0%      12.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.3%

SERIES V POLICIES (e)
Net Assets.........................................    $    356   $    307   $     82   $  4,636   $  2,966   $    933
Units Outstanding..................................          25         24          7        364        237         84
Variable Accumulation Unit Value...................    $  14.11   $  12.67   $  11.12   $  12.75   $  12.53   $  11.13
Total Return.......................................       11.4%      13.9%      11.2%       1.8%      12.5%      11.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.5%

SERIES VI POLICIES (f)
Net Assets.........................................    $  1,887   $    970   $     56   $ 29,037   $ 15,499   $  3,257
Units Outstanding..................................         133         76          5      2,261      1,233        292
Variable Accumulation Unit Value...................    $  14.15   $  12.69   $  11.13   $  12.81   $  12.57   $  11.16
Total Return.......................................       11.5%      14.0%      11.3%       1.9%      12.6%      11.6%
Investment Income Ratio............................          --         --         --       1.5%       1.7%       2.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

           Van Kampen UIF               Victory VIF
      Emerging Markets Equity--     Diversified Stock--
              Class II                Class A Shares
    -----------------------------   -------------------
      2005      2004       2003       2005       2004
    ---------------------------------------------------
    $  6,717  $  2,225   $    424   $  5,802   $  2,061
         304       134         31        483        184
    $  21.93  $  16.63   $  13.71   $  12.00   $  11.19
       31.9%     21.3%      37.1%       7.2%      11.9%
        0.4%      0.7%         --       0.1%       1.6%

    $    183  $      1   $     --   $    136   $     --
          13        --         --         13         --
    $  14.06  $  10.67   $     --   $  10.67   $  10.00
       31.7%      6.7%         --       6.7%         --
        0.4%        --         --         --         --

    $ 11,562  $  4,867   $  1,422   $  2,706   $  1,176
         555       305        108        228        106
    $  21.04  $  15.98   $  13.20   $  11.85   $  11.08
       31.7%     21.0%      32.0%       7.0%      10.8%
        0.4%      0.7%         --       0.1%       1.5%

    $ 12,712  $  4,745   $    729   $  4,210   $  1,599
         582       287         53        361        147
    $  21.82  $  16.55   $  13.65   $  11.68   $  10.90
       31.8%     21.2%      36.5%       7.2%       9.0%
        0.4%      0.7%         --       0.1%       1.8%

    $    462  $     73   $     --   $    260   $     13
          28         6         --         22          1
    $  16.74  $  12.76   $  10.57   $  11.58   $  10.85
       31.3%     20.7%       5.7%       6.8%       8.5%
        0.3%      0.9%         --       0.1%       2.0%

    $  8,696  $  2,312   $    297   $  3,197   $  1,007
         412       144         22        270         91
    $  21.05  $  16.01   $  13.25   $  11.82   $  11.06
       31.5%     20.9%      32.5%       6.9%      10.6%
        0.4%      0.9%         --       0.1%       2.2%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Basic Value--Initial Class (formerly known as MainStay VP Dreyfus Large Company Value--Initial Class), MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Developing Growth--Initial Class (formerly known as MainStay VP Lord Abbett Developing Growth--Initial Class), MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Income & Growth--Initial Class (formerly known as MainStay VP American Century Income & Growth--Initial Class), MainStay VP International Equity--Initial Class, MainStay VP Large Cap Growth--Initial Class (formerly known as MainStay VP Growth--Initial Class and MainStay VP Eagle Asset Management Growth Equity--Initial Class), MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, Alger American Small Capitalization--Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Balanced--Service Class, MainStay VP Basic Value--Service Class (formerly known as MainStay VP Dreyfus Large Company Value--Service Class), MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Developing Growth--Service Class (formerly known as MainStay VP Lord Abbett Developing Growth--Service Class), MainStay VP Floating Rate--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP Income & Growth--Service Class (formerly known as MainStay VP American Century Income & Growth--Service Class), MainStay VP International Equity--Service Class, MainStay VP Large Cap Growth--Service Class (formerly known as MainStay VP Growth--Service Class and MainStay VP Eagle Asset Management Growth Equity--Service Class), MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value-- Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2005 AND 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
                                    ASSETS
Fixed maturities, at fair value
  Available for sale........................................  $36,467   $34,527
  Trading securities........................................       13        26
Equity securities, at fair value
  Available for sale........................................       32        40
  Trading securities........................................       56        79
Mortgage loans..............................................    3,609     3,090
Policy loans................................................      599       570
Other long-term investments.................................      404       667
                                                              -------   -------
     Total investments......................................   41,180    38,999
Cash and cash equivalents...................................      422       680
Deferred policy acquisition costs...........................    2,978     2,437
Interest in annuity contracts...............................    4,005     3,712
Amounts recoverable from reinsurer..........................    6,090     5,935
Other assets................................................      754     1,351
Separate account assets.....................................   13,990    12,704
                                                              -------   -------
     Total assets...........................................  $69,419   $65,818
                                                              =======   =======

                     LIABILITIES AND STOCKHOLDER'S EQUITY


LIABILITIES
Policyholders' account balances.............................  $38,413   $34,715
Future policy benefits......................................    1,460     1,360
Policy claims...............................................      126       151
Obligations under structured settlement agreements..........    4,005     3,712
Amounts payable to reinsurer................................    4,844     4,553
Other liabilities...........................................    2,087     4,000
Separate account liabilities................................   13,990    12,704
                                                              -------   -------
     Total liabilities......................................   64,925    61,195
                                                              -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares
  authorized, 2,500 issued and outstanding).................       25        25
Additional paid in capital..................................    1,410     1,410
Accumulated other comprehensive income......................      231       653
Retained earnings...........................................    2,828     2,535
                                                              -------   -------
     Total stockholder's equity.............................    4,494     4,623
                                                              -------   -------
     Total liabilities and stockholder's equity.............  $69,419   $65,818
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums..................................................  $  138   $   29   $    3
  Fees-universal life and annuity policies..................     366      669      603
  Net investment income.....................................   2,187    2,006    1,801
  Net investment gains/(losses).............................      --       31       (3)
  Net revenue from reinsurance..............................     276        4        7
  Other income..............................................      33       26       24
                                                              ------   ------   ------
     Total revenues.........................................   3,000    2,765    2,435
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances......   1,488    1,376    1,257
  Policyholder benefits.....................................     216      169      139
  Operating expenses........................................     865      762      664
                                                              ------   ------   ------
     Total expenses.........................................   2,569    2,307    2,060
                                                              ------   ------   ------
  Income before income taxes................................     431      458      375
  Income tax expense........................................     138      150      116
                                                              ------   ------   ------
NET INCOME..................................................  $  293   $  308   $  259
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                             ACCUMULATED
                                                                                OTHER
                                                    ADDITIONAL              COMPREHENSIVE       TOTAL
                                          CAPITAL    PAID IN     RETAINED      INCOME       STOCKHOLDER'S
                                           STOCK     CAPITAL     EARNINGS      (LOSS)          EQUITY
                                          -------   ----------   --------   -------------   -------------
                                                                   (IN MI}LIONS)
BALANCE AT JANUARY 1, 2003..............    $25       $  910      $1,968        $ 451          $3,354
                                                                                               ------
Comprehensive income:
  Net income............................                             259                          259
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                          139             139
                                                                                               ------
  Other comprehensive income............                                                          139
                                                                                               ------
Total comprehensive income..............                                                          398
  Capital contribution..................                 500                                      500
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2003............     25        1,410       2,227          590           4,252
                                                                                               ------
Comprehensive income:
  Net income............................                             308                          308
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                           63              63
                                                                                               ------
  Other comprehensive income............                                                           63
                                                                                               ------
Total comprehensive income..............                                                          371
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2004............     25        1,410       2,535          653           4,623
                                                                                               ------
Comprehensive income:
  Net income............................                             293                          293
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                         (422)           (422)
                                                                                               ------
  Other comprehensive income............                                                         (422)
                                                                                               ------
Total comprehensive income..............                                                         (129)
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2005............    $25       $1,410      $2,828        $ 231          $4,494
                                            ===       ======      ======        =====          ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2005       2004       2003
                                                              --------   --------   --------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $    293   $    308   $    259
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization...........................        62         43         35
    Net capitalization of deferred policy acquisition
      costs.................................................      (232)      (318)      (336)
    Annuity and universal life fees.........................      (375)      (338)      (296)
    Interest credited to policyholders' account balances....     1,488      1,376      1,257
    Net investment (gains) losses...........................        --        (31)         3
    Deferred income taxes...................................        16         63         17
    Amortization of deferred gains on intercompany
      reinsurance...........................................       (20)        --         --
    (Increase) decrease in:
      Net separate account assets and liabilities...........        --          3         19
      Other assets and other liabilities....................       (31)       (14)      (257)
      Reinsurance recoverables and payables.................        76        (61)         7
      Trading securities....................................        32         36         89
    Increase (decrease) in:
      Policy claims.........................................       (25)        44          4
      Future policy benefits................................       156         19        (23)
                                                              --------   --------   --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES..........     1,440      1,130        778
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities.............    17,013     21,439     22,559
    Maturity of available for sale fixed maturities.........       532        567        418
    Sale of equity securities...............................        39         25         39
    Repayment of mortgage loans.............................       459        480        776
    Sale of other investments...............................       329         34        520
  Cost of:
    Available for sale fixed maturities acquired............   (20,135)   (26,796)   (27,666)
    Equity securities acquired..............................       (10)       (17)       (19)
    Mortgage loans acquired.................................      (978)      (852)    (1,052)
    Other investments acquired..............................       (70)      (443)       (70)
  Policy loans (net)........................................       (29)        (8)        14
                                                              --------   --------   --------
         NET CASH USED IN INVESTING ACTIVITIES..............    (2,850)    (5,571)    (4,481)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits................................................     5,828      6,235      5,094
    Withdrawals.............................................    (2,981)    (2,147)    (1,715)
    Net transfers to the separate accounts..................      (254)      (458)      (258)
  (Decrease) increase in loaned securities..................      (341)      (369)       125
  Securities sold under agreements to repurchase (net)......      (867)       866       (644)
  Net (paydowns) proceeds from affiliated credit
    agreements..............................................      (233)       233         --
  Capital contribution received from parent.................        --         --        500
                                                              --------   --------   --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES..........     1,152      4,360      3,102
                                                              --------   --------   --------
Net increase (decrease) in cash and cash equivalents........      (258)       (81)      (601)
                                                              --------   --------   --------
Cash and cash equivalents, beginning of year................       680        761      1,362
                                                              --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $    422   $    680   $    761
                                                              ========   ========   ========

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2005, 2004 AND 2003

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading securities are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Equity securities classified as available-for-sale, reflect unrealized gains and losses in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the Consolidated Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of depreciated cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements and are recorded at the amount of cash received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Deferred acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions on the expected gross profits result in retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     Deferred acquisition costs for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the lives of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

  SALES INDUCEMENTS

     For some Deferred Annuity products, the Company offers new policyholders a bonus equal to a specified percentage of the policyholder's deposit. The Company defers these sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other Assets on the Consolidated Balance Sheet.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note 5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the Consolidated Statement of Income. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

     Net revenue from reinsurance primarily represents the experience rated refund, the amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in
Note 9 -- Reinsurance. This reserve adjustment excludes ceded Universal Life fees and ceded Policyholder Benefits, which are included on these respective lines on the Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2005 and 2004, all separate account assets are

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

stated at fair value. Separate account liabilities at December 31, 2005 and 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, mortgage loans, cash equivalents, and short-term investments are reported in Note 2 -- Significant Accounting Policies and Note
3 -- Investments. Fair values of policyholders' account balances are reported in
Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities at January 1, 2004. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumptions used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income.

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) ("FIN 46(R)"). In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"). FIN 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN
46), which amended certain aspects of FIN 46. For all VIEs created before December 31, 2003, the Company was required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) in 2004. At December 31, 2004, the Company held $52 million of invested assets issued by VIEs, created after December 31, 2003, and determined to be a significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

     At December 31, 2005 the Company held significant variable interests in certain VIEs. The Company's total investment in these VIEs was $182 million. These investments consist of fixed maturities (asset-backed securitizations totaling $54 million, and private placement structured notes totaling $94 million) and other long-term equity investments (equity in asset-backed securitizations totaling $32 million and limited partnership interests totaling $2 million). These VIEs did not require consolidation at January 1, 2005 or throughout the year because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for the impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. There was no material impact to net income from the adoption of FIN 46(R).

     In September 2005, the Accounting Standards Executive Committee ("ACSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-01"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97. SOP 05-01 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-01 on January 1, 2007. The Company is currently assessing the impact of SOP 05-01 on the Company's consolidated statements at the date of adoption.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In November 2005 the FASB issued Staff Position Paper ("FSP") No. 115-1 ("FSP 115-1"), which is entitled "The Meaning Of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The provisions of FSP 115-1 are effective January 1, 2006, and it is not expected to have a material impact on the Company's Consolidated Statement of Income at the date of adoption.

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2005 and 2004, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                       2005                     2004
                                              ----------------------   ----------------------
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
AVAILABLE FOR SALE                              COST      FAIR VALUE     COST      FAIR VALUE
------------------                            ---------   ----------   ---------   ----------
Due in one year or less.....................   $ 1,707     $ 1,714      $   869     $   878
Due after one year through five years.......     6,849       6,850        6,238       6,436
Due after five years through ten years......    11,796      11,912       10,262      10,807
Due after ten years.........................     4,254       4,566        4,416       4,804
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.................................     1,625       1,603        1,453       1,471
  Other mortgage-backed securities..........     7,263       7,321        7,290       7,540
  Other asset-backed securities.............     2,512       2,501        2,558       2,591
                                               -------     -------      -------     -------
  TOTAL AVAILABLE FOR SALE..................   $36,006     $36,467      $33,086     $34,527
                                               =======     =======      =======     =======

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                   2005
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 2,047       $ 32         $ 30       $ 2,049
U.S. agencies, state and municipal.........       545         48            2           591
Foreign governments........................       144          5           --           149
Corporate..................................    23,495        643          282        23,856
Mortgage-backed securities.................     7,263        130           72         7,321
Asset-backed securities....................     2,512         17           28         2,501
                                              -------       ----         ----       -------
  TOTAL AVAILABLE FOR SALE.................   $36,006       $875         $414       $36,467
                                              =======       ====         ====       =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 1,571      $   34        $  7       $ 1,598
U.S. agencies, state and municipal.........       461          36           1           496
Foreign governments........................       546          61          --           607
Corporate..................................    20,660       1,114          79        21,695
Mortgage-backed securities.................     7,290         266          16         7,540
Asset-backed securities....................     2,558          45          12         2,591
                                              -------      ------        ----       -------
  TOTAL AVAILABLE FOR SALE.................   $33,086      $1,556        $115       $34,527
                                              =======      ======        ====       =======

     At December 31, 2005 and 2004, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $141 million and $47 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled $3 million and $5 million at December 31, 2005 and 2004, respectively. These investments have been deemed other than temporarily impaired.

  EQUITY SECURITIES

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                        UNREALIZED   UNREALIZED   ESTIMATED
                                                 COST     GAINS        LOSSES     FAIR VALUE
                                                 ----   ----------   ----------   ----------
2005...........................................  $30        $2         $  --         $32
2004...........................................  $38        $3         $   1         $40

  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2005 and 2004 was estimated to be $3,678 million and $3,264 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2005 and 2004, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $190 million and $83 million at fixed and floating interest rates ranging from 3.6% to 12.3% and from 2.7% to 7.2%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2005 and 2004, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                            2005               2004
                                                      ----------------   ----------------
                                                      CARRYING   % OF    CARRYING   % OF
                                                       VALUE     TOTAL    VALUE     TOTAL
                                                      --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings..................................   $1,094     30.3%   $1,022     33.1%
  Residential.......................................      947     26.2%      762     24.7%
  Retail facilities.................................      637     17.7%      536     17.3%
  Industrial........................................      494     13.7%      419     13.6%
  Apartment buildings...............................      344      9.5%      301      9.7%
  Other.............................................       93      2.6%       50      1.6%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====
GEOGRAPHIC REGION:
  Pacific...........................................   $  994     27.6%   $  760     24.6%
  Central...........................................      895     24.8%      799     25.9%
  South Atlantic....................................      842     23.3%      752     24.3%
  Middle Atlantic...................................      632     17.5%      557     18.0%
  New England.......................................      245      6.8%      222      7.2%
  Other.............................................        1      0.0%       --      0.0%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2005 and 2004 is summarized below (in millions):

                                                              2005   2004
                                                              ----   ----
Beginning balance...........................................  $ 9    $ 5
Additions charged to operations.............................   --      4
Reduction due to sale.......................................   (3)    --
                                                              ---    ---
ENDING BALANCE..............................................  $ 6    $ 9
                                                              ===    ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2005 and 2004 were as follows (in millions):

                                                              2005   2004
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $229   $516
Collateralized third party commercial loans.................    71     68
Limited partnerships........................................    68     48
Derivatives.................................................    21     21
Real estate.................................................    11     11
Other.......................................................     4      3
                                                              ----   ----
  TOTAL OTHER LONG-TERM INVESTMENTS.........................  $404   $667
                                                              ====   ====

     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate was $5 million for both December 31, 2005 and 2004. Depreciation expense for December 31, 2005 and 2004 totaled less than $1 million. For the year ended December 31, 2003, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $70 million and $9 million at December 31, 2005 and 2004, respectively.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at both December 31, 2005 and 2004, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Fixed maturities...........................................  $1,982   $1,805   $1,604
Equity securities..........................................       8        4        2
Mortgage loans.............................................     206      185      167
Policy loans...............................................      44       45       46
Other long-term investments................................      29       27       30
                                                             ------   ------   ------
  Gross investment income..................................   2,269    2,066    1,849
Investment expenses........................................     (82)     (60)     (48)
                                                             ------   ------   ------
  NET INVESTMENT INCOME....................................  $2,187   $2,006   $1,801
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2005, 2004 and 2003, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                             2005                      2004                      2003
                                    -----------------------   -----------------------   -----------------------
                                    GAINS            LOSSES   GAINS            LOSSES   GAINS            LOSSES
                                    -----            ------   -----            ------   -----            ------
Fixed maturities..................  $106             $(109)   $166             $(122)   $192             $(176)
Equity securities.................    13                (8)     13                (1)      5                (7)
Mortgage loans....................     7                (7)     --                (4)      2                (4)
Derivative instruments............     4                (8)     --               (23)      1                (4)
Other long-term investments.......     2                --       3                (1)     --               (12)
                                    ----             -----    ----             -----    ----             -----
                                    $132             $(132)   $182             $(151)   $200             $(203)
                                    ----             -----    ----             -----    ----             -----
TOTAL NET INVESTMENT GAINS
  (LOSSES)........................          $  --                      $31                       $(3)
                                            =====                      ===                       ===

     The gross gains and losses on trading securities (both fixed maturities and equity securities) amounted to $8 million and $20 million for the year ended December 31, 2005, respectively; $37 million and $19 million for the year ended December 31, 2004, respectively; and $17 million and $6 million for the year ended December 31, 2003, respectively. Trading gains and losses are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $98 million, $139 million and $180 million for the years ended December 31, 2005, 2004 and 2003, respectively; and realized losses were $82 million, $93 million and $146 million, respectively.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $15 million, $10 million and $24 million for the years ended December 31, 2005, 2004 and 2003, respectively. Related losses from other-than-temporary impairments in equity securities (included in gross investment losses on equity securities above) were $0 million for December 31, 2005 and 2004, and $7 million for December 31, 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2005 and 2004 (in millions):

                                                                  2005
                                    -----------------------------------------------------------------
                                                             GREATER THAN 12
                                    LESS THAN 12 MONTHS          MONTHS                 TOTAL
                                    --------------------   -------------------   --------------------
                                     FAIR     UNREALIZED    FAIR    UNREALIZED    FAIR     UNREALIZED
                                     VALUE      LOSSES     VALUE      LOSSES      VALUE      LOSSES
                                    -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies.....................  $ 1,214      $ 21      $  225      $  9      $ 1,439      $ 30
  U.S. agencies, state and
     municipal....................       89         1          16         1          105         2
  Foreign governments.............       29         *           1         *           30         *
  Corporate.......................    7,886       172       2,565       110       10,451       282
  Mortgage-backed securities......    2,959        50         535        22        3,494        72
  Asset-backed securities.........    1,197        16         340        12        1,537        28
                                    -------      ----      ------      ----      -------      ----
  TOTAL FIXED MATURITIES..........   13,374       260       3,682       154       17,056       414
                                    -------      ----      ------      ----      -------      ----
EQUITIES
  Common Stock....................       --        --          --        --           --        --
  Preferred Stock.................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL EQUITIES..................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES...................  $13,374      $260      $3,682      $154      $17,056      $414
                                    =======      ====      ======      ====      =======      ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                      ---------------------------------------------------------------
                                                              GREATER THAN 12
                                      LESS THAN 12 MONTHS         MONTHS                 TOTAL
                                      -------------------   -------------------   -------------------
                                       FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
                                      VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
                                      ------   ----------   ------   ----------   ------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S. Government
     corporations and agencies......  $  310      $ 3       $   74      $ 4       $  384      $  7
  U.S. agencies, state and
     municipal......................      49        *           15        1           64         1
  Foreign governments...............      16        *           --       --           16         *
  Corporate.........................   3,432       45          841       34        4,273        79
  Mortgage-backed securities........   1,028       11          125        5        1,153        16
  Asset-backed securities...........     752        6           52        6          804        12
                                      ------      ---       ------      ---       ------      ----
  TOTAL FIXED MATURITIES............   5,587       65        1,107       50        6,694       115
                                      ------      ---       ------      ---       ------      ----
EQUITIES
  Common Stock......................       1        *           --       --            1         *
  Preferred Stock...................       6        1           --       --            6         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL EQUITIES....................       7        1           --       --            7         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES.....................  $5,594      $66       $1,107      $50       $6,701      $116
                                      ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     At December 31, 2005, fixed maturities represented the Company's entire total unrealized loss amount, which was comprised of approximately 2,300 different securities.

     Fixed maturity securities that were in an unrealized loss position less than twelve months at December 31, 2005, represent $260 million or 63% of the Company's total unrealized loss, and securities in an unrealized loss position greater than twelve months represent $154 million or 37% of the Company's total unrealized loss. Of the total amount of fixed maturities' unrealized losses, $355 million or 86% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $59 million or 14% of the Company's total unrealized losses. Unrealized losses on investment grade securities are principally related to changes in interest rates. The continued rise in interest rates in 2005 over 2004 levels has contributed to the decline in value of our fixed maturity investments as follows:

     U.S. Treasury and Government Corporations and Agencies. The unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $30 million or 7% of the Company's unrealized losses. These were spread across 131 securities and the decline in value was caused by interest rate increases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $282 million or 68% of the Company's total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

corporate bonds is spread over 1,370 individual securities with varying interest rates and maturities. Corporate securities that were priced below 95% of the security's amortized cost represented $84 million or 30% of the total unrealized losses for corporate bonds. These unrealized losses are principally due to changes in interest rates and were spread across all industry sectors with no one sector experiencing a disproportionate amount of losses over other sectors. Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $72 million or 17% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to increases in interest rates. These losses are spread across approximately 523 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 95% of the security's amortized cost represented $6 million or 8% of the total unrealized losses for mortgage-backed securities. Because the decline in market value is attributable to changes in interest rates and all contractual payments remain current, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $28 million or 7% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are due to changes in interest rates. These losses are spread across approximately 280 investment grade securities. The Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net income in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $5 million or 18% of the total unrealized losses for asset-backed securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts for the years ended December 31, 2005, 2004 and 2003 are as follows (in millions):

                                                              2005    2004   2003
                                                              -----   ----   -----
Net unrealized investment gains, beginning of the year......  $ 653   $590   $ 451
                                                              -----   ----   -----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising during
       the period...........................................   (578)    51     132
     Less: Reclassification adjustments for gains included
       in net income........................................     60     57      18
                                                              -----   ----   -----
     Change in net unrealized investment (losses) gains, net
       of adjustments.......................................   (638)    (6)    114
Impact of net unrealized investment (losses) gains on:
  Policyholders' account balances and future policy
     benefits...............................................    (10)    (7)     26
  Deferred policy acquisition costs.........................    201     62      (1)
  Other assets (deferred sales inducements).................     25     14      --
                                                              -----   ----   -----
Change in net unrealized investment (losses) gains..........   (422)    63     139
                                                              -----   ----   -----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR................  $ 231   $653   $ 590
                                                              =====   ====   =====

     Net unrealized (losses) gains on investments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(311) million, $27 million and $71 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $32 million, $31 million and $10 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(5) million, $(4) million and $14 million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $108 million, $33 million and $0 million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2005 and 2004 is net of income tax expense of $13 million and $8 million, respectively.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Deferred annuities..........................................  $21,388   $18,840
Universal life contracts....................................   16,789    15,681
Other.......................................................      236       194
                                                              -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.....................  $38,413   $34,715
                                                              =======   =======

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities and other deposit type contracts, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2005:

PRODUCT                                       INTEREST RATE   WITHDRAWAL/SURRENDER CHARGES
-------                                       -------------   ----------------------------
Deferred annuities..........................  2.20% to 7.00%  Surrender charges 0% to 10%
                                                              for up to 10 years.
Universal life contracts....................  3.25% to 6.51%  Various up to 19 years.

  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.........................  $  961   $1,021
  Other life................................................      54       46
                                                              ------   ------
       Total life insurance.................................   1,015    1,067
Individual annuities........................................     445      293
                                                              ------   ------
     TOTAL FUTURE POLICY BENEFITS...........................  $1,460   $1,360
                                                              ======   ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2005:

PRODUCT                                          MORTALITY       INTEREST RATE    ESTIMATION METHOD
-------                                          ---------       -------------    -----------------
Life insurance:                             Based upon pricing   3.80% - 7.50%   Net level premium
  Taiwan business-                          assumptions at time                  reserve taking into
  100% coinsured                            of policy issuance                   account death
                                            with provision for                   benefits, lapses
                                            adverse deviations                   and maintenance
                                            ("PAD").                             expenses with PAD.
Individual payout annuities                 Based upon pricing   4.37% - 9.50%   Present value of
                                            assumptions at time                  expected future
                                            of policy issuance                   payments at a rate
                                            with PAD.                            expected at issue
                                                                                 with PAD.

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2005 and 2004, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2005 for GMDB's and GMAB's ($ in millions):

                                                  RETURN OF NET DEPOSITS             RATCHET
                                             ---------------------------------   ---------------
                                             IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                                  DEATH        SPECIFIED DATE         DEATH
                                                 (GMDB)            (GMAB)            (GMDB)
                                             ---------------   ---------------   ---------------
Account value..............................      $3,517             $839             $12,758
Net amount at risk.........................      $   32             $  2             $   332
Average attained age of contract holders...          56               --                  56

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Consolidated Balance Sheet ($ in millions):

                                           GUARANTEED MINIMUM    GUARANTEED MINIMUM
                                             DEATH BENEFIT      ACCUMULATION BENEFIT
                                                 (GMDB)                (GMAB)          TOTALS
                                           ------------------   --------------------   ------
Balance at January 1, 2005...............         $23                   $   3           $26
  Incurred guarantee benefits............          12                       6            18
  Paid guarantee benefits................          (5)                     --            (5)
                                                  ---                   -----           ---
BALANCE AT DECEMBER 31, 2005.............         $30                   $   9           $39
                                                  ===                   =====           ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 7.10% to 7.34%.

     - Volatility assumption was 15.3%.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Mortality was assumed to be a 50/50 blend of the 1994 GMDB table and the 1983 Basic 'A' table with 18 years of static projection.

     - Lapse rates vary by contract type and duration and range from 1% to 21%, with an average of 6%.

     - Discount rates ranged from 4.93% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2005
                                                              ------------------
INVESTMENT FUND OPTION:                                         GMDB       GMAB
-----------------------                                       ---------   ------
Equity......................................................   $ 7,403     $567
Fixed income................................................     2,306      132
Balanced....................................................     1,651       70
Other.......................................................     4,914       70
                                                               -------     ----
  TOTAL.....................................................   $16,274     $839
                                                               =======     ====

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2005 and 2004 are as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Registered..................................................  $13,857   $12,615
Non-registered..............................................      133        89
                                                              -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.............................  $13,990   $12,704
                                                              =======   =======

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of deferred policy acquisition costs for the years ended December 31, 2005, 2004 and 2003 was as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Balance at beginning of year...............................  $2,437   $2,180   $1,781
  Reclassification due to adoption of SOP 03-01............      --     (156)      --
  Current year additions...................................     572      586      645
  Amortized during year....................................    (340)    (268)    (245)
  Adjustment for change in unrealized investment gains.....     309       95       (1)
                                                             ------   ------   ------
  BALANCE AT END OF YEAR...................................  $2,978   $2,437   $2,180
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 2 -- Significant Accounting Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Consolidated Balance Sheet.

SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                              2005   2004
                                                              ----   ----
Balance at beginning of year................................  $195   $ --
  Reclassification due to adoption of SOP 03-01.............    --    156
  Current year additions....................................    30     35
  Amortized during year.....................................   (34)   (17)
  Adjustment for change in unrealized investment gains......    39     21
                                                              ----   ----
  BALANCE AT END OF YEAR....................................  $230   $195
                                                              ====   ====

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income was as follows (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Current:
  Federal...................................................  $119   $ 85   $ 94
  State and local...........................................     3      2      5
                                                              ----   ----   ----
                                                               122     87     99
Deferred:
  Federal...................................................    16     63     17
                                                              ----   ----   ----
INCOME TAX EXPENSE..........................................  $138   $150   $116
                                                              ====   ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax liability as of December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Deferred tax assets:
  Future policyholder benefits..............................  $  606   $  550
  Employee and agents benefits..............................      71       69
  Other.....................................................       9        7
                                                              ------   ------
     Gross deferred tax assets..............................     686      626
                                                              ------   ------
Deferred tax liabilities:
  Deferred policy acquisition costs.........................     836      646
  Investments...............................................     188      528
  Other.....................................................       3        4
                                                              ------   ------
     Gross deferred tax liabilities.........................   1,027    1,178
                                                              ------   ------
       NET DEFERRED TAX LIABILITY...........................  $  341   $  552
                                                              ======   ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2005, 2004 and 2003:

                                                              2005   2004   2003
                                                              ----   ----   ----
Statutory Federal income tax rate...........................  35.0%  35.0%  35.0%
Tax exempt income...........................................  (3.8)  (1.9)  (2.8)
Other.......................................................   0.8   (0.3)  (1.2)
                                                              ----   ----   ----
EFFECTIVE TAX RATE..........................................  32.0%  32.8%  31.0%
                                                              ====   ====   ====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2005 and 2004, the Company had recorded an income tax receivable from New York Life of $18 million and $49 million, respectively, included in Other Assets on the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary,

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 64% of the reinsurance ceded to non-affiliates at December 31, 2005.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives approximated $0 million for both December 31, 2005, and December 31, 2004.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. During 2005, $20 million of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Fees-universal life and annuity policies ceded..............  $  387   $   --
                                                              ======   ======
Net revenue from reinsurance................................  $  266   $   --
                                                              ======   ======
Policyholders' benefits ceded...............................  $  117   $   --
                                                              ======   ======
Amounts recoverable from reinsurer..........................  $4,872   $4,779
                                                              ======   ======
Amounts payable to reinsurer................................  $4,821   $4,535
                                                              ======   ======
Other liabilities (deferred gain), net of amortization......  $  224   $  244
                                                              ======   ======

     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Consolidated Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                              2005    2004
                                                              ----   ------
Amounts recoverable from reinsurers.........................  $961   $1,021
Premiums ceded..............................................   127      130
Benefits ceded..............................................    69       81

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                               2005     2004    2003
                                                              ------   ------   ----
Premiums:
  Direct....................................................  $  265   $  171   $174
  Assumed...................................................       1        1     --
  Ceded.....................................................    (128)    (143)  (171)
                                                              ------   ------   ----
Net premiums................................................  $  138   $   29   $  3
                                                              ======   ======   ====
Fees-universal life and annuity policies ceded..............  $  530   $  111   $ 98
                                                              ======   ======   ====
Net revenue from reinsurance................................  $  276   $    4   $  7
                                                              ======   ======   ====
Policyholders' benefits ceded...............................  $  312   $  221   $108
                                                              ======   ======   ====
Increase in ceded liabilities for future policyholder
  benefits..................................................  $   10   $    7   $  6
                                                              ======   ======   ====
Amounts recoverable from reinsurer..........................  $6,090   $5,935   $788
                                                              ======   ======   ====
Amounts payable to reinsurer................................  $4,844   $4,553   $ 16
                                                              ======   ======   ====
Other liabilities (deferred gain), net of amortization......  $  224   $  244   $ --
                                                              ======   ======   ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate and currency risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses master netting agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness, which matches the terms of the derivative with the underlying hedged item. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 149: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset will no longer offset the changes in the fair value of the derivative. The Company had no fair value hedges for the years ended December 31, 2005 and 2004.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2005 and 2004, there were no net investment gains (losses) related to the ineffective portion of cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness.

     When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses). The Company had no cash flow hedges of forecasted transactions for the years ended December 31, 2005 and 2004.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation", the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains and losses. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. The notional value of cash flow hedges was $187 million and $182 million at December 31, 2005 and 2004, respectively.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Other comprehensive income balance at the beginning of the
  year......................................................  $ 8    $10    $16
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges.....................   (1)    (2)    (6)
Losses (gains) reclassified to net income...................   --     --     --
                                                              ---    ---    ---
Other comprehensive income balance at the end of the year...  $ 7    $ 8    $10
                                                              ===    ===    ===

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). There were $9 billion and $6 billion in notional value of non-qualifying hedges at December 31, 2005 and 2004, respectively. For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) in the Consolidated Statement of Income changes in fair value of $(3) million, $(22) million and $(2) million, respectively, related to derivatives that do not qualify for hedge accounting.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2005 and 2004, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2005 and 2004, $755 million and $1,082 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2005 and 2004, the Company recorded cash collateral received under these agreements of $765 million and $1,105 million, respectively, and established a corresponding liability for the same amount. The Company also holds collateral in the form of securities having a market value of $9 million and $0 million at December 31, 2005 and 2004, respectively, which is not included in the accompanying Consolidated Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments and the offsetting collateral liability reported approximates fair value. The liability reported on the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value. At December 31, 2005 and 2004, the Company had repurchase agreements totaling $154 million at an average coupon rate of 5.45% and $1,021 million at an average coupon rate of 5.04%, respectively. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents. At December 31, 2005 and 2004, the Company had no reverse repurchase agreements outstanding.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $611 million, $585 million and $559 million for the years ended December 31, 2005, 2004 and 2003, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $19 million for its share of the net periodic post-retirement benefits expense in 2005 ($30 million and $27 million in 2004 and 2003, respectively) and an expense of $(2) million in 2005 ($1 million in 2004 and $(2) million in 2003) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2005, 2004 and 2003, the total cost for these services amounted to $37 million, $31 million and $23 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2005, 2004 and 2003 of $13 million, $11 million, and $9 million, respectively.

     At December 31, 2005 and 2004, the Company had a net liability of $194 million and $202 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2005 and 2004, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,005 million and $3,712 million, respectively.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2005 and 2004, the amount of outstanding reserves on these contracts included in future policy benefits was $182 million and $180 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $86 million, $94 million and $89 million, for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2005 and December 31, 2004.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. During 2005, the credit facility was not used, no interest was paid and no outstanding balance was due. There was no interest expense for 2005 and the interest expense for 2004 and 2003 was less than $1 million.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2005, there was no outstanding balance due to New York Life Capital Corporation. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2005 and 2004 was $2 million and less than $1 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2005 and 2004, the Company had recorded a receivable from MCF, included in other assets of $5 million for both years. The Company received interest payments from MCF of less than $1 million and $2 million for the years ended December 31, 2005 and 2004, respectively.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $17 million, $15 million and $15 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, the Company recorded liabilities of approximately $1,968 million and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

$1,798 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, policyholders' account balances and separate account liabilities related to these policies aggregated $274 million and $267 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2005 and 2004, the Company recorded commission and fee expense to NYLINK agents of $6 million and $7 million, respectively.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $85 million, $98 million and $173 million during 2005, 2004 and 2003, respectively.

     Total interest paid was $19 million, $10 million and $10 million during 2005, 2004 and 2003, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2005 and 2004, statutory stockholder's equity was $2,157 million and $2,009 million, respectively. Statutory net income for the years ended December 31, 2005, 2004 and 2003 was $231 million, $224 million and $20 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2005 and 2004. As of December 31, 2005, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $722 million. The maximum amount of dividends that may be paid in 2006 without prior approval is $229 million.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

PricewaterhouseCoopers LLP
New York, NY
March 15, 2006

                          PROSPECTUS DATED MAY 1, 2006

                                      FOR

                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
             51 MADISON AVENUE, ROOM 651, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium LifeStages(R) Essentials Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among the two Fixed Accounts, three general account options specifically for the Dollar Cost Averaging Advantage Plan and the variable Investment Divisions listed below.



-    MainStay VP Balanced--Service Class
-    MainStay VP Basic Value
-    MainStay VP Bond
-    MainStay VP Capital Appreciation
-    MainStay VP Cash Management
-    MainStay VP Common Stock
-    MainStay VP Conservative Allocation--Service Class
-    MainStay VP Convertible
-    MainStay VP Developing Growth
-    MainStay VP Floating Rate--Service Class
-    MainStay VP Government
-    MainStay VP Growth Allocation--Service Class
-    MainStay VP High Yield Corporate Bond
-    MainStay VP Income & Growth
-    MainStay VP International Equity
-    MainStay VP Large Cap Growth (formerly MainStay
     VP Growth)
-    MainStay VP Mid Cap Core
-    MainStay VP Mid Cap Growth
-    MainStay VP Mid Cap Value
-    MainStay VP Moderate Allocation--Service Class
-    MainStay VP Moderate Growth Allocation--Service Class
-    MainStay VP S&P 500 Index
-    MainStay VP Small Cap Growth
-    MainStay VP Total Return
-    MainStay VP Value
-    Alger American Small Capitalization
-    Calvert Social Balanced Portfolio
-    Columbia Small Cap Value Fund, Variable Series--Class B
     (formerly Colonial Small Cap Value Fund)
-    Dreyfus IP Technology Growth
-    Fidelity(R) VIP Contrafund(R)
-    Fidelity(R) VIP Equity-Income
-    Fidelity(R) VIP Mid Cap--Service Class 2
-    Janus Aspen Series Balanced
-    Janus Aspen Series Worldwide Growth
-    MFS(R) Investors Trust Series
-    MFS(R) Research Series
-    MFS(R) Utilities Series--Service Class
-    Neuberger Berman AMT Mid-Cap Growth--Class S
-    Royce Micro-Cap Portfolio
-    Royce Small-Cap Portfolio
-    T. Rowe Price Equity Income Portfolio
-    Van Eck Worldwide Hard Assets
-    Van Kampen UIF Emerging Markets Equity
-    Victory VIF Diversified Stock--Class A Shares


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund
(VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019 or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.



     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                           PAGE
                                           ----
DEFINITIONS..............................    3
TABLE OF FEES AND EXPENSES...............    5
QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R)
  ESSENTIALS VARIABLE ANNUITY............   22
HOW DO I CONTACT NYLIAC?.................   25
FINANCIAL STATEMENTS.....................   27
CONDENSED FINANCIAL INFORMATION..........   27
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT...   31
  New York Life Insurance and Annuity
    Corporation..........................   31
  The Separate Account...................   31
  The Portfolios.........................   31
  Additions, Deletions or Substitutions
    of Investments.......................   34
  Reinvestment...........................   34
THE POLICIES.............................   34
  Selecting the Variable Annuity That's
    Right for You........................   35
  Qualified and Non-Qualified Policies...   37
  Policy Application and Premium
    Payments.............................   37
  Payments Returned for Insufficient
    Funds................................   38
  Your Right to Cancel ("Free Look").....   38
  Issue Ages.............................   38
  Transfers..............................   38
    Limits on Transfers..................   39
  Virtual Service Center and Interactive
    Voice Response System................   41
  Dollar Cost Averaging (DCA) Programs...   42
    (a) Traditional Dollar Cost
        Averaging........................   42
    (b) The DCA Advantage Plan...........   43
  Automatic Asset Reallocation...........   44
  Interest Sweep.........................   44
  Accumulation Period....................   45
    (a) Crediting of Premium Payments....   45
    (b) Valuation of Accumulation
        Units............................   45
  Riders.................................   45
    (a) Living Needs Benefit Rider.......   45
    (b) Unemployment Benefit Rider.......   46
    (c) Investment Protection Plan Rider
        (optional).......................   46
    (d) Enhanced Beneficiary Benefit
        Rider (optional).................   47
    (e) Enhanced Spousal Continuance
        Rider (optional).................   49
    (f) Upromise Account Rider
        (optional).......................   49
  Policyowner Inquiries..................   50
  Records and Reports....................   50
CHARGES AND DEDUCTIONS...................   50
  Surrender Charges......................   50
  Amount of Surrender Charge.............   51
  Exceptions to Surrender Charges........   51



                                           PAGE
                                           ----
  Other Charges..........................   51
    (a) Separate Account Charge..........   51
    (b) Policy Service Charge............   52
    (c) Fund Charges.....................   52
    (d) Investment Protection Plan Rider
        Charge (optional)................   52
    (e) Rider Risk Charge Adjustment
        (optional).......................   52
    (f) Enhanced Beneficiary Benefit
        Rider Charge (optional)..........   52
    (g) Transfer Fees....................   53
  Group and Sponsored Arrangements.......   53
  Taxes..................................   53
DISTRIBUTIONS UNDER THE POLICY...........   53
  Surrenders and Withdrawals.............   53
    (a) Surrenders.......................   54
    (b) Partial Withdrawals..............   54
    (c) Periodic Partial Withdrawals.....   54
    (d) Hardship Withdrawals.............   55
  Required Minimum Distribution Option...   55
  Our Right to Cancel....................   55
  Annuity Commencement Date..............   55
  Death Before Annuity Commencement......   55
  Income Payments........................   57
    (a) Election of Income Payment
         Options.........................   57
    (b) Proof of Survivorship............   57
  Delay of Payments......................   57
  Designation of Beneficiary.............   58
  Restrictions Under Code Section
    403(b)(11)...........................   58
  Loans..................................   58
THE FIXED ACCOUNTS.......................   59
    (a) Interest Crediting...............   59
    (b) Transfers to Investment
        Divisions........................   60
    (c) Fixed Account Initial  Premium
        Guarantee........................   60
THE DCA ADVANTAGE PLAN ACCOUNTS..........   60
FEDERAL TAX MATTERS......................   61
  Introduction...........................   61
  Taxation of Annuities in General.......   61
  Qualified Policies.....................   62
    (a) 403(b) Plans.....................   62
    (b) Individual Retirement
        Annuities........................   62
    (c) Roth Individual Retirement
         Annuities.......................   62
    (d) Inherited IRAs...................   62
    (e) SIMPLE IRAs......................   63
  Taxation of Death Benefits.............   63
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS...........................   64
VOTING RIGHTS............................   64
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION.................   65


THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.


ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.


ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of each Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Accounts, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Accounts, and less any surrender charges and policy service charges deducted from the Fixed Accounts.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.



NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.


PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.


QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.


                        POLICYOWNER TRANSACTION EXPENSES



 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                7.00%
 (as a percentage of the amount withdrawn)(1)
 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each            $30
 transfer over 12 in a Policy Year (currently no charge for
 the first 12 transfers in a Policy Year).
 --------------------------------------------------------------------



(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 6% during Payment Years 4-5; 5% during Payment Year 6; 4% during Payment Year 7; and 0% thereafter.



The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.



                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES



 --------------------------------------------------------------------
 Annual Policy Service Charge (for policies with less than       $30
 $50,000 Accumulation Value)
 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL         1.45%
 EXPENSES CHARGE (calculated as an annualized percentage of
 the daily average Variable Accumulation Value, including
 mortality and expense risk and administrative fees).
 --------------------------------------------------------------------
 Optional Rider Charges
 --------------------------------------------------------------------
   GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE   1.00%
   (calculated as an annualized percentage of the amount that is guaranteed under this rider, deducted on a quarterly
   basis).
 --------------------------------------------------------------------
     Current Investment Protection Plan Rider Charge            0.45%
 --------------------------------------------------------------------
   GUARANTEED MAXIMUM RIDER RISK ADJUSTMENT CHARGE (charge      2.00%
   for cancellation of the Investment Protection Plan Rider;
   calculated as an annualized percentage of the amount that
   is guaranteed under the Investment Protection Plan Rider;
   please contact your Registered Representative to determine the percentage We are currently charging before you select this feature).
 --------------------------------------------------------------------
   GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER        1.00%
   CHARGE (calculated as an annualized percentage of the
   policy's Accumulation Value, deducted on a quarterly
   basis).
 --------------------------------------------------------------------
     Current Enhanced Beneficiary Benefit Rider Charge          0.30%
 --------------------------------------------------------------------



The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.


             TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES (#)


 ----------------------------------------------------------------------------------
                                                                MINIMUM    MAXIMUM
 ----------------------------------------------------------------------------------
 For policies purchased on or after June 2, 2003: Expenses       0.51%       2.01%
 that are deducted from the Investment Division assets,
 including management fees, 12b-1 fees, administration fees
 and other expenses as of 12/31/05.
 ----------------------------------------------------------------------------------
 For policies purchased prior to June 2, 2003: Expenses that     0.34%       1.66%
 are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
 expenses as of 12/31/05.
 ----------------------------------------------------------------------------------



(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2005. The Fund or its agents provided the fees and charges that are based on 2005 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


  ---------------------------------------------------------------------------------------------------------------------------
                                                                                               TOTAL FUND
                                                                                                 ANNUAL
                                                                              ESTIMATED         EXPENSES          EXPENSE
                                                                              UNDERLYING         (BEFORE           WAIVER
                          ADVISORY    ADMINISTRATION    12B-1     OTHER     PORTFOLIO FEES       EXPENSE           AND/OR
          FUND             FEE(A)          FEE         FEE(B)    EXPENSES    AND EXPENSES    REIMBURSEMENTS)   REIMBURSEMENTS
  ---------------------------------------------------------------------------------------------------------------------------
  MainStay VP
  Balanced -- Service
  Class                    0.75%(c)       0.00%         0.25%     0.25%             0.00%         1.25%            0.10%(c)
  MainStay VP
  Conservative
  Allocation -- Service
  Class                    0.00%          0.00%         0.25%     0.41%(e)          0.61%(d)      1.27%            0.16%(e)
  MainStay VP
  Growth Allocation --
  Service Class            0.00%          0.00%         0.25%     0.66%(e)          0.76%(d)      1.67%            0.41%(e)
  MainStay VP Moderate
  Allocation -- Service
  Class                    0.00%          0.00%         0.25%     0.30%(e)          0.65%(d)      1.20%            0.05%(e)
  MainStay VP Moderate
  Growth Allocation --
  Service Class            0.00%          0.00%         0.25%     0.33%(e)          0.71%(d)      1.29%            0.08%(e)

  ---------------------  ---------------

                         NET TOTAL FUND
                         ANNUAL EXPENSES
                          AFTER EXPENSE
          FUND           REIMBURSEMENTS
  ---------------------  ---------------
  MainStay VP
  Balanced -- Service
  Class                       1.15%
  MainStay VP
  Conservative
  Allocation -- Service
  Class                       1.11%
  MainStay VP
  Growth Allocation --
  Service Class               1.26%
  MainStay VP Moderate
  Allocation -- Service
  Class                       1.15%
  MainStay VP Moderate
  Growth Allocation --
  Service Class               1.21%



(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2005. The Fund or its agents provided the fees and charges that are based on 2005 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.



(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.



(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(c) New York Life Investment Management LLC ("NYLIM") has entered into a written expense limitation agreement under which it agreed to waive a portion of the Portfolio's management fee or reimburse the Portfolio so that the Portfolio's total ordinary operating expenses do not exceed 1.15%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.



(e) "Other Expenses" are based on estimated amounts for the current fiscal year. NYLIM has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses, excluding Underlying Portfolio expenses, do not exceed 0.25%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          TOTAL
                                                                                                                          FUND
                                                                              ADMINISTRATION                   OTHER     ANNUAL
                             FUND                              ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value -- Service Class                        0.60%(b)        0.20%           0.25%        0.11%      1.16%
  MainStay VP Basic Value -- Initial Class                        0.60%(b)        0.20%           0.00%        0.11%      0.91%
  MainStay VP Bond -- Service Class                               0.25%           0.20%           0.25%        0.06%      0.76%
  MainStay VP Bond -- Initial Class                               0.25%           0.20%           0.00%        0.06%      0.51%
  MainStay VP Capital Appreciation -- Service Class               0.36%           0.20%           0.25%        0.05%      0.86%
  MainStay VP Capital Appreciation -- Initial Class               0.36%           0.20%           0.00%        0.05%      0.61%

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          TOTAL
                                                                                                                          FUND
                                                                              ADMINISTRATION                   OTHER     ANNUAL
                             FUND                              ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Cash Management                                     0.25%           0.20%           0.00%        0.06%      0.51%
  MainStay VP Common Stock -- Service Class                       0.25%           0.20%           0.25%        0.06%      0.76%
  MainStay VP Common Stock -- Initial Class                       0.25%           0.20%           0.00%        0.06%      0.51%
  MainStay VP Convertible -- Service Class                        0.36%           0.20%           0.25%        0.07%      0.88%
  MainStay VP Convertible -- Initial Class                        0.36%           0.20%           0.00%        0.07%      0.63%
  MainStay VP Developing Growth -- Service Class                  0.60%           0.20%           0.25%        0.22%      1.27%
  MainStay VP Developing Growth -- Initial Class                  0.60%           0.20%           0.00%        0.22%      1.02%
  MainStay VP Floating Rate -- Service Class                      0.60%           0.00%           0.25%        0.24%      1.09%
  MainStay VP Government -- Service Class                         0.30%           0.20%           0.25%        0.07%      0.82%
  MainStay VP Government -- Initial Class                         0.30%           0.20%           0.00%        0.07%      0.57%
  MainStay VP High Yield Corporate Bond -- Service Class          0.30%           0.20%           0.25%        0.06%      0.81%
  MainStay VP High Yield Corporate Bond -- Initial Class          0.30%           0.20%           0.00%        0.06%      0.56%
  MainStay VP Income & Growth -- Service Class                    0.50%           0.20%           0.25%        0.14%      1.09%
  MainStay VP Income & Growth -- Initial Class                    0.50%           0.20%           0.00%        0.14%      0.84%
  MainStay VP International Equity -- Service Class               0.60%           0.20%           0.25%        0.12%      1.17%
  MainStay VP International Equity -- Initial Class               0.60%           0.20%           0.00%        0.12%      0.92%
  MainStay VP Large Cap Growth* -- Service Class                  0.50%           0.20%           0.25%        0.10%      1.05%
  MainStay VP Large Cap Growth* -- Initial Class                  0.50%           0.20%           0.00%        0.10%      0.80%
  MainStay VP Mid Cap Core -- Service Class                       0.85%(c)        0.00%           0.25%        0.09%      1.19%
  MainStay VP Mid Cap Core -- Initial Class                       0.85%(c)        0.00%           0.00%        0.09%      0.94%
  MainStay VP Mid Cap Growth -- Service Class                     0.75%(c)        0.00%           0.25%        0.07%      1.07%
  MainStay VP Mid Cap Growth -- Initial Class                     0.75%(c)        0.00%           0.00%        0.07%      0.82%
  MainStay VP Mid Cap Value -- Service Class                      0.70%(c)        0.00%           0.25%        0.06%      1.01%
  MainStay VP Mid Cap Value -- Initial Class                      0.70%(c)        0.00%           0.00%        0.06%      0.76%
  MainStay VP S&P 500 Index -- Service Class                      0.09%(d)        0.20%           0.25%        0.05%      0.59%
  MainStay VP S&P 500 Index -- Initial Class                      0.09%(d)        0.20%           0.00%        0.05%      0.34%
  MainStay VP Small Cap Growth -- Service Class                   0.90%(c)        0.00%           0.25%        0.09%      1.24%
  MainStay VP Small Cap Growth -- Initial Class                   0.90%(c)        0.00%           0.00%        0.09%      0.99%
  MainStay VP Total Return -- Service Class                       0.32%           0.20%           0.25%        0.07%      0.84%
  MainStay VP Total Return -- Initial Class                       0.32%           0.20%           0.00%        0.07%      0.59%
  MainStay VP Value -- Service Class                              0.36%           0.20%           0.25%        0.05%      0.86%
  MainStay VP Value -- Initial Class                              0.36%           0.20%           0.00%        0.05%      0.61%
  Alger American Small Capitalization -- Class S Shares           0.85%           0.00%           0.25%        0.05%(e)   1.15%
  Alger American Small Capitalization -- Class O Shares           0.85%           0.00%           0.00%        0.06%(e)   0.91%
  Calvert Social Balanced Portfolio                               0.425%          0.275%          0.00%        0.22%      0.92%(f)
  Columbia Small Cap Value Fund, Variable Series** --
    Class B                                                       0.80%           0.00%           0.25%(g)     0.10%      1.15%
  Dreyfus IP Technology Growth -- Service Shares                  0.75%           0.00%           0.25%        0.06%      1.06%
  Dreyfus IP Technology Growth -- Initial Shares                  0.75%           0.00%           0.00%        0.06%      0.81%
  Fidelity(R) VIP Contrafund(R) -- Service Class 2                0.57%(h)        0.00%           0.25%        0.09%      0.91%(i)
  Fidelity(R) VIP Contrafund(R) -- Initial Class                  0.57%(h)        0.00%           0.00%        0.09%      0.66%(j)
  Fidelity(R) VIP Equity-Income -- Service Class 2                0.47%(h)        0.00%           0.25%        0.09%      0.81%(k)
  Fidelity(R) VIP Equity-Income -- Initial Class                  0.47%(h)        0.00%           0.00%        0.09%      0.56%(l)
  Fidelity(R) VIP Mid Cap -- Service Class 2                      0.57%(h)        0.00%           0.25%        0.12%      0.94%(m)
  Janus Aspen Series Balanced -- Service Shares                   0.55%(n)        0.00%           0.25%        0.02%      0.82%
  Janus Aspen Series Balanced -- Institutional Shares             0.55%(n)        0.00%           0.00%        0.02%      0.57%
  Janus Aspen Series Worldwide Growth -- Service Shares(o)        0.60%(n)        0.00%           0.25%        0.01%      0.86%
  Janus Aspen Series Worldwide Growth -- Institutional
    Shares(o)                                                     0.60%(n)        0.00%           0.00%        0.01%      0.61%
  MFS(R) Investors Trust Series -- Service Class                  0.75%(h)        0.00%           0.25%(p)     0.13%      1.13%(q)
  MFS(R) Investors Trust Series -- Initial Class                  0.75%(h)        0.00%           0.00%        0.13%      0.88%(q)

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          TOTAL
                                                                                                                          FUND
                                                                              ADMINISTRATION                   OTHER     ANNUAL
                             FUND                              ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE
  ------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series -- Service Class                         0.75%(h)        0.00%           0.25%(p)     0.18%      1.18%(q)

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          TOTAL
                                                                                                                          FUND
                                                                              ADMINISTRATION                   OTHER     ANNUAL
                             FUND                              ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE
  ------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series -- Initial Class                         0.75%(h)        0.00%           0.00%        0.18%      0.93%(q)
  MFS(R) Utilities Series -- Service Class                        0.75%(h)        0.00%           0.25%(p)     0.15%      1.15%(q)
  Neuberger Berman AMT Mid-Cap Growth -- Class S                  0.83%(r)        0.00%           0.25%        0.10%      1.18%(s)
  Royce Micro-Cap Portfolio                                       1.25%           0.00%           0.00%        0.07%      1.32%
  Royce Small-Cap Portfolio                                       1.00%           0.00%           0.00%        0.09%      1.09%
  T. Rowe Price Equity Income Portfolio -- II                     0.85%(t)        0.00%           0.25%        0.00%      1.10%(u)
  T. Rowe Price Equity Income Portfolio                           0.85%(t)        0.00%           0.00%        0.00%      0.85%(u)
  Van Eck Worldwide Hard Assets                                   1.00%           0.00%           0.00%        0.17%      1.17%
  Van Kampen UIF Emerging Markets Equity -- Class II              1.25%           0.25%           0.35%        0.16%      2.01%(v)
  Van Kampen UIF Emerging Markets Equity -- Class I               1.25%           0.25%           0.00%        0.16%      1.66%(w)
  Victory VIF Diversified Stock -- Class A Shares                 0.30%(x)        0.00%           0.25%        0.67%(y)   1.22%



   * Formerly MainStay VP Growth



  ** Formerly Colonial Small Cap Value Fund



 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (b) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.60% up to $250 million and 0.55% in excess of $250 million. NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2005, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.86% for Initial Class Shares and 0.11% for Service Class Shares. This waiver may be discontinued at any time without notice.



 (c) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.



 (d) The Advisory Fee for the Portfolio is an annual percentage of the Fund's daily net assets as follows: 0.10% up to $1 billion and 0.075% in excess of $1 billion.



 (e) Includes Administration Fees.



  (f) The Fund or its agents provided the fees and charges which are based on 2005 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (g) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.20% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.



 (h) The fees designated as "Advisory Fees" reflect "Management Fees".



 (i) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



  (j) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64%. These offsets may be discontinued at any time.



 (k) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.80%. These offsets may be discontinued at any time.



  (l) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55%. These offsets may be discontinued at any time.



 (m) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



 (n) The "Management Fee" is the investment advisory fee paid by the Portfolios to Janus Capital.



 (o) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information.



  (p) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).



 (q) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.



  (r) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".



 (s) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed 1.25% of the average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



  (t) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



 (u) The Portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.



 (v) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The adviser may terminate this voluntary waiver at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the advisory fees, administration fees, 12b-1 Fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.05%, 0.16% and 1.70% respectively.



 (w) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the advisory fees, administration fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.16% and 1.65% respectively.



 (x) The fees designated as "Advisory Fees" reflect Management Fees, which includes both Advisory Fees and Administration Fees.



 (y) Restated to reflect current fees.

Examples

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including contract owner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $50,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $  935.18   $  894.60   $1,522.42   $3,209.84   $  935.18   $1,564.72   $2,120.94   $3,209.84
with IPP Rider.....................  $  978.29   $1,030.77   $1,746.07   $3,638.16   $  978.29   $1,691.87   $2,331.23   $3,638.16
with EBB Rider.....................  $  963.92   $  985.53   $1,672.01   $3,497.54   $  963.92   $1,649.63   $2,261.60   $3,497.54
with IPP & EBB Riders..............  $1,007.03   $1,121.70   $1,895.65   $3,925.85   $1,007.03   $1,776.78   $2,471.87   $3,925.85

MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders.................  $  926.56   $  867.18   $1,477.14   $3,121.75   $  926.56   $1,539.12   $2,078.36   $3,121.75
with IPP Rider.....................  $  969.70   $1,003.74   $1,701.85   $3,554.34   $  969.70   $1,666.63   $2,289.65   $3,554.34
with EBB Rider.....................  $  955.32   $  958.36   $1,627.42   $3,412.30   $  955.32   $1,624.26   $2,219.66   $3,412.30
with IPP & EBB Riders..............  $  998.47   $1,094.92   $1,852.13   $3,844.86   $  998.47   $1,751.77   $2,430.95   $3,844.86

MAINSTAY VP BOND--SERVICE CLASS
without any Riders.................  $  888.20   $  744.70   $1,273.75   $2,720.55   $  888.20   $1,424.75   $1,887.12   $2,720.55
with IPP Rider.....................  $  931.52   $  882.94   $1,503.18   $3,172.46   $  931.52   $1,553.83   $2,102.85   $3,172.46
with EBB Rider.....................  $  917.08   $  837.01   $1,427.19   $3,024.07   $  917.08   $1,510.94   $2,031.40   $3,024.07
with IPP & EBB Riders..............  $  960.39   $  975.25   $1,656.63   $3,475.99   $  960.39   $1,640.03   $2,247.14   $3,475.99

MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders.................  $  897.79   $  775.42   $1,324.92   $2,822.35   $  897.79   $1,453.43   $1,935.23   $2,822.35
with IPP Rider.....................  $  941.06   $  913.24   $1,553.17   $3,269.37   $  941.06   $1,582.12   $2,149.85   $3,269.37
with EBB Rider.....................  $  926.64   $  867.43   $1,477.56   $3,122.58   $  926.64   $1,539.35   $2,078.76   $3,122.58
with IPP & EBB Riders..............  $  969.91   $1,005.26   $1,705.81   $3,569.59   $  969.91   $1,668.05   $2,293.38   $3,569.59

MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $  864.22   $  667.63   $1,144.88   $2,461.61   $  864.22   $1,352.78   $1,765.94   $2,461.61
with IPP Rider.....................  $  907.64   $  806.94   $1,377.31   $2,925.98   $  907.64   $1,482.86   $1,984.50   $2,925.98
with EBB Rider.....................  $  893.17   $  760.64   $1,300.31   $2,773.49   $  893.17   $1,439.63   $1,912.10   $2,773.49
with IPP & EBB Riders..............  $  936.60   $  899.95   $1,532.75   $3,237.88   $  936.60   $1,569.71   $2,130.66   $3,237.88

MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders.................  $  888.20   $  744.70   $1,273.75   $2,720.55   $  888.20   $1,424.75   $1,887.12   $2,720.55
with IPP Rider.....................  $  931.52   $  882.94   $1,503.18   $3,172.46   $  931.52   $1,553.83   $2,102.85   $3,172.46
with EBB Rider.....................  $  917.08   $  837.01   $1,427.19   $3,024.07   $  917.08   $1,510.94   $2,031.40   $3,024.07
with IPP & EBB Riders..............  $  960.39   $  975.25   $1,656.63   $3,475.99   $  960.39   $1,640.03   $2,247.14   $3,475.99

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $292.08   $  894.60   $1,522.42   $3,209.84
with IPP Rider.....................  $338.09   $1,030.77   $1,746.07   $3,638.16
with EBB Rider.....................  $322.75   $  985.53   $1,672.01   $3,497.54
with IPP & EBB Riders..............  $368.76   $1,121.70   $1,895.65   $3,925.85
MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders.................  $282.88   $  867.18   $1,477.14   $3,121.75
with IPP Rider.....................  $328.92   $1,003.74   $1,701.85   $3,554.34
with EBB Rider.....................  $313.58   $  958.36   $1,627.42   $3,412.30
with IPP & EBB Riders..............  $359.62   $1,094.92   $1,852.13   $3,844.86
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.................  $241.94   $  744.70   $1,273.75   $2,720.55
with IPP Rider.....................  $288.17   $  882.94   $1,503.18   $3,172.46
with EBB Rider.....................  $272.76   $  837.01   $1,427.19   $3,024.07
with IPP & EBB Riders..............  $318.99   $  975.25   $1,656.63   $3,475.99
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders.................  $252.17   $  775.42   $1,324.92   $2,822.35
with IPP Rider.....................  $298.36   $  913.24   $1,553.17   $3,269.37
with EBB Rider.....................  $282.96   $  867.43   $1,477.56   $3,122.58
with IPP & EBB Riders..............  $329.15   $1,005.26   $1,705.81   $3,569.59
MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $216.35   $  667.63   $1,144.88   $2,461.61
with IPP Rider.....................  $262.69   $  806.94   $1,377.31   $2,925.98
with EBB Rider.....................  $247.25   $  760.64   $1,300.31   $2,773.49
with IPP & EBB Riders..............  $293.59   $  899.95   $1,532.75   $3,237.88
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders.................  $241.94   $  744.70   $1,273.75   $2,720.55
with IPP Rider.....................  $288.17   $  882.94   $1,503.18   $3,172.46
with EBB Rider.....................  $272.76   $  837.01   $1,427.19   $3,024.07
with IPP & EBB Riders..............  $318.99   $  975.25   $1,656.63   $3,475.99

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  937.10   $  900.69   $1,532.48   $3,229.32   $  937.10   $1,570.40   $2,130.40   $3,229.32
with IPP Rider.....................  $  980.02   $1,036.79   $1,755.90   $3,656.72   $  980.20   $1,697.49   $2,340.47   $3,656.72
with EBB Rider.....................  $  965.83   $  991.56   $1,681.89   $3,516.36   $  965.83   $1,655.26   $2,270.88   $3,516.36
with IPP & EBB Riders..............  $1,008.93   $1,127.65   $1,905.30   $3,943.74   $1,008.93   $1,782.33   $2,480.94   $3,943.74

MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders.................  $  899.71   $  781.55   $1,335.12   $2,842.58   $  899.71   $1,459.15   $1,944.82   $2,842.58
with IPP Rider.....................  $  942.97   $  919.28   $1,563.12   $3,288.61   $  942.97   $1,587.77   $2,159.21   $3,288.61
with EBB Rider.....................  $  928.55   $  873.52   $1,487.61   $3,142.17   $  928.55   $1,545.03   $2,088.21   $3,142.17
with IPP & EBB Riders..............  $  971.82   $1,011.26   $1,715.63   $3,588.20   $  971.82   $1,673.65   $2,302.61   $3,588.20

MAINSTAY VP DEVELOPING GROWTH--
  SERVICE CLASS
without any Riders.................  $  937.10   $  900.69   $1,532.48   $3,229.32   $  937.10   $1,570.40   $2,130.40   $3,229.32
with IPP Rider.....................  $  980.20   $1,036.79   $1,755.90   $3,656.72   $  980.20   $1,697.49   $2,340.47   $3,656.72
with EBB Rider.....................  $  965.83   $  991.56   $1,681.89   $3,516.36   $  965.83   $1,655.26   $2,270.88   $3,516.36
with IPP & EBB Riders..............  $1,008.93   $1,127.65   $1,905.30   $3,943.74   $1,008.93   $1,782.33   $2,480.94   $3,943.74

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $  919.84   $  845.82   $1,441.79   $3,052.68   $  919.84   $1,519.17   $2,045.13   $3,052.68
with IPP Rider.....................  $  963.02   $  982.67   $1,667.32   $3,488.60   $  963.02   $1,646.95   $2,257.18   $3,488.60
with EBB Rider.....................  $  948.62   $  937.20   $1,592.62   $3,345.46   $  948.62   $1,604.50   $2,186.94   $3,345.46
with IPP & EBB Riders..............  $  991.80   $1,074.05   $1,818.15   $3,781.38   $  991.80   $1,732.28   $2,399.00   $3,781.38

MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders.................  $  893.95   $  763.15   $1,304.48   $2,781.77   $  893.95   $1,441.97   $1,916.02   $2,781.77
with IPP Rider.....................  $  937.24   $  901.13   $1,533.20   $3,230.71   $  937.24   $1,570.82   $2,131.07   $3,230.71
with EBB Rider.....................  $  922.81   $  855.28   $1,457.44   $3,083.28   $  922.81   $1,528.00   $2,059.84   $3,083.28
with IPP & EBB Riders..............  $  966.11   $  993.26   $1,686.16   $3,532.27   $  966.11   $1,656.85   $2,274.91   $3,532.27

MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders.................  $  975.46   $1,021.88   $1,731.54   $3,610.65   $  975.46   $1,683.57   $2,317.57   $3,610.65
with IPP Rider.....................  $1,018.39   $1,156.31   $1,950.32   $4,019.61   $1,018.39   $1,809.09   $2,523.26   $4,019.61
with EBB Rider.....................  $1,004.08   $1,111.64   $1,877.85   $3,885.32   $1,004.08   $1,767.38   $2,455.13   $3,885.32
with IPP & EBB Riders..............  $1,047.00   $1,246.06   $2,096.64   $4,294.28   $1,047.00   $1,892.90   $2,660.83   $4,294.28

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders.................  $  892.99   $  760.07   $1,299.36   $2,771.57   $  892.99   $1,439.09   $1,911.20   $2,771.57
with IPP Rider.....................  $  936.28   $  898.10   $1,528.20   $3,221.04   $  936.28   $1,567.98   $2,126.38   $3,221.04
with EBB Rider.....................  $  921.85   $  852.23   $1,452.40   $3,073.44   $  921.85   $1,525.16   $2,055.11   $3,073.44
with IPP & EBB Riders..............  $  965.15   $  990.27   $1,681.25   $3,522.91   $  965.15   $1,654.05   $2,270.29   $3,522.91

MAINSTAY VP INCOME & GROWTH--
  SERVICE CLASS
without any Riders.................  $  919.84   $  845.82   $1,441.79   $3,052.68   $  919.84   $1,519.17   $2,045.13   $3,052.68
with IPP Rider.....................  $  963.02   $  982.67   $1,667.32   $3,488.60   $  963.02   $1,646.95   $2,257.18   $3,488.60
with EBB Rider.....................  $  948.62   $  937.20   $1,592.62   $3,345.46   $  948.62   $1,604.50   $2,186.94   $3,345.46
with IPP & EBB Riders..............  $  991.80   $1,074.05   $1,818.15   $3,781.38   $  991.80   $1,732.28   $2,399.00   $3,781.38

MAINSTAY VP INTERNATIONAL EQUITY--
  SERVICE CLASS
without any Riders.................  $  927.51   $  870.22   $1,482.17   $3,131.58   $  927.51   $1,541.96   $2,083.10   $3,131.58
with IPP Rider.....................  $  970.65   $1,006.75   $1,706.77   $3,563.68   $  970.65   $1,669.44   $2,294.28   $3,563.68
with EBB Rider.....................  $  956.27   $  961.38   $1,632.38   $3,421.80   $  956.27   $1,627.08   $2,224.33   $3,421.80
with IPP & EBB Riders..............  $  999.41   $1,097.89   $1,856.96   $3,853.90   $  999.41   $1,754.55   $2,435.49   $3,853.90

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $294.13   $  900.69   $1,532.48   $3,229.32
with IPP Rider.....................  $340.13   $1,036.79   $1,755.90   $3,656.72
with EBB Rider.....................  $324.80   $  991.56   $1,681.89   $3,516.36
with IPP & EBB Riders..............  $370.79   $1,127.65   $1,905.30   $3,943.74
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders.................  $254.22   $  781.55   $1,335.12   $2,842.58
with IPP Rider.....................  $300.40   $  919.28   $1,563.12   $3,288.61
with EBB Rider.....................  $285.01   $  873.52   $1,487.61   $3,142.17
with IPP & EBB Riders..............  $331.18   $1,011.26   $1,715.63   $3,588.20
MAINSTAY VP DEVELOPING GROWTH--
  SERVICE CLASS
without any Riders.................  $294.13   $  900.69   $1,532.48   $3,229.32
with IPP Rider.....................  $340.13   $1,036.79   $1,755.90   $3,656.72
with EBB Rider.....................  $324.80   $  991.56   $1,681.89   $3,516.36
with IPP & EBB Riders..............  $370.79   $1,127.65   $1,905.30   $3,943.74
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $275.71   $  845.82   $1,441.79   $3,052.68
with IPP Rider.....................  $321.79   $  982.67   $1,667.32   $3,488.60
with EBB Rider.....................  $306.43   $  937.20   $1,592.62   $3,345.46
with IPP & EBB Riders..............  $352.51   $1,074.05   $1,818.15   $3,781.38
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders.................  $248.08   $  763.15   $1,304.48   $2,781.77
with IPP Rider.....................  $294.28   $  901.13   $1,533.20   $3,230.71
with EBB Rider.....................  $278.88   $  855.28   $1,457.44   $3,083.28
with IPP & EBB Riders..............  $325.09   $  993.26   $1,686.16   $3,532.27
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders.................  $335.07   $1,021.88   $1,731.54   $3,610.65
with IPP Rider.....................  $380.88   $1,156.31   $1,950.32   $4,019.61
with EBB Rider.....................  $365.61   $1,111.64   $1,877.85   $3,885.32
with IPP & EBB Riders..............  $411.42   $1,246.06   $2,096.64   $4,294.28
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders.................  $247.05   $  760.07   $1,299.36   $2,771.57
with IPP Rider.....................  $293.26   $  898.10   $1,528.20   $3,221.04
with EBB Rider.....................  $277.86   $  852.23   $1,452.40   $3,073.44
with IPP & EBB Riders..............  $324.07   $  990.27   $1,681.25   $3,522.91
MAINSTAY VP INCOME & GROWTH--
  SERVICE CLASS
without any Riders.................  $275.71   $  845.82   $1,441.79   $3,052.68
with IPP Rider.....................  $321.79   $  982.67   $1,667.32   $3,488.60
with EBB Rider.....................  $306.43   $  937.20   $1,592.62   $3,345.46
with IPP & EBB Riders..............  $352.51   $1,074.05   $1,818.15   $3,781.38
MAINSTAY VP INTERNATIONAL EQUITY--
  SERVICE CLASS
without any Riders.................  $283.90   $  870.22   $1,482.17   $3,131.58
with IPP Rider.....................  $329.94   $1,006.75   $1,706.77   $3,563.68
with EBB Rider.....................  $314.59   $  961.38   $1,632.38   $3,421.80
with IPP & EBB Riders..............  $360.63   $1,097.89   $1,856.96   $3,853.90

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP GROWTH--
  SERVICE CLASS
without any Riders.................  $  916.00   $  833.60   $1,421.54   $3,013.00   $  916.00   $1,507.76   $2,026.08   $3,013.00
with IPP Rider.....................  $  959.20   $  970.62   $1,647.54   $3,450.82   $  959.20   $1,635.70   $2,238.59   $3,450.82
with EBB Rider.....................  $  944.80   $  925.08   $1,572.69   $3,307.08   $  944.80   $1,593.18   $2,168.21   $3,307.08
with IPP & EBB Riders..............  $  987.99   $1,062.10   $1,798.69   $3,744.90   $  987.99   $1,721.13   $2,380.71   $3,744.90

MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders.................  $  929.43   $  876.32   $1,492.25   $3,151.21   $  929.43   $1,547.65   $2,092.57   $3,151.21
with IPP Rider.....................  $  972.56   $1,012.76   $1,716.61   $3,582.36   $  972.56   $1,675.05   $2,303.53   $3,582.36
with EBB Rider.....................  $  958.18   $  967.41   $1,642.29   $3,440.79   $  958.18   $1,632.71   $2,233.65   $3,440.79
with IPP & EBB Riders..............  $1,001.32   $1,103.86   $1,866.66   $3,871.95   $1,001.32   $1,760.12   $2,444.61   $3,871.95

MAINSTAY VP MID CAP GROWTH--
  SERVICE CLASS
without any Riders.................  $  917.92   $  839.71   $1,431.67   $3,032.87   $  917.92   $1,513.46   $2,035.61   $3,032.87
with IPP Rider.....................  $  961.11   $  976.65   $1,657.44   $3,469.72   $  961.11   $1,641.34   $2,247.89   $3,469.72
with EBB Rider.....................  $  946.71   $  931.14   $1,582.65   $3,326.28   $  946.71   $1,598.83   $2,177.57   $3,326.28
with IPP & EBB Riders..............  $  989.90   $1,068.07   $1,808.41   $3,763.14   $  989.90   $1,726.70   $2,389.85   $3,763.14

MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders.................  $  912.17   $  821.37   $1,401.27   $2,973.16   $  912.17   $1,496.33   $2,007.02   $2,973.16
with IPP Rider.....................  $  955.38   $  958.56   $1,627.74   $3,412.91   $  955.38   $1,624.44   $2,219.97   $3,412.91
with EBB Rider.....................  $  940.97   $  912.98   $1,552.73   $3,268.52   $  940.97   $1,581.88   $2,149.44   $3,268.52
with IPP & EBB Riders..............  $  984.18   $1,050.15   $1,779.18   $3,708.24   $  984.18   $1,709.97   $2,362.37   $3,708.24

MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders.................  $  930.39   $  879.38   $1,497.29   $3,161.01   $  930.39   $1,550.50   $2,097.31   $3,161.01
with IPP Rider.....................  $  973.52   $1,015.76   $1,721.52   $3,591.68   $  973.52   $1,677.86   $2,308.15   $3,591.68
with EBB Rider.....................  $  959.15   $  970.45   $1,647.27   $3,450.28   $  959.15   $1,635.54   $2,238.33   $3,450.28
with IPP & EBB Riders..............  $1,002.27   $1,106.83   $1,871.49   $3,880.94   $1,002.27   $1,762.90   $2,449.15   $3,880.94

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  939.02   $  906.77   $1,542.51   $3,248.75   $  939.02   $1,576.08   $2,139.83   $3,248.75
with IPP Rider.....................  $  982.11   $1,042.78   $1,765.70   $3,675.19   $  982.11   $1,703.09   $2,349.68   $3,675.19
with EBB Rider.....................  $  967.75   $  997.58   $1,691.75   $3,535.15   $  967.75   $1,660.88   $2,280.16   $3,535.15
with IPP & EBB Riders..............  $1,010.83   $1,133.59   $1,914.95   $3,961.62   $1,010.83   $1,787.88   $2,490.01   $3,961.62

MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders.................  $  871.89   $  692.34   $1,186.26   $2,545.16   $  871.89   $1,375.85   $1,804.85   $2,545.16
with IPP Rider.....................  $  915.28   $  831.29   $1,417.73   $3,005.53   $  915.28   $1,505.60   $2,022.51   $3,005.53
with EBB Rider.....................  $  900.82   $  785.11   $1,341.05   $2,854.34   $  900.82   $1,462.48   $1,950.40   $2,854.34
with IPP & EBB Riders..............  $  944.21   $  924.09   $1,572.54   $3,314.72   $  944.21   $1,592.26   $2,168.08   $3,314.72

MAINSTAY VP SMALL CAP GROWTH--
  SERVICE CLASS
without any Riders.................  $  934.23   $  891.57   $1,517.41   $3,200.11   $  934.23   $1,561.89   $2,116.23   $3,200.11
with IPP Rider.....................  $  977.34   $1,027.78   $1,741.18   $3,628.88   $  977.34   $1,689.08   $2,326.63   $3,628.88
with EBB Rider.....................  $  962.97   $  982.51   $1,667.07   $3,488.10   $  962.97   $1,646.81   $2,256.94   $3,488.10
with IPP & EBB Riders..............  $1,006.08   $1,118.74   $1,890.83   $3,916.89   $1,006.08   $1,774.01   $2,467.33   $3,916.89

MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders.................  $  895.87   $  769.28   $1,314.69   $2,802.06   $  895.87   $1,447.69   $1,925.62   $2,802.06
with IPP Rider.....................  $  939.15   $  907.18   $1,543.18   $3,250.05   $  939.15   $1,576.47   $2,140.46   $3,250.05
with EBB Rider.....................  $  924.73   $  861.36   $1,467.50   $3,102.96   $  924.73   $1,533.68   $2,069.30   $3,102.96
with IPP & EBB Riders..............  $  968.01   $  999.26   $1,695.98   $3,550.93   $  968.01   $1,662.44   $2,284.14   $3,550.93

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP GROWTH--
  SERVICE CLASS
without any Riders.................  $271.62   $  833.60   $1,421.54   $3,013.00
with IPP Rider.....................  $317.71   $  970.62   $1,647.54   $3,450.82
with EBB Rider.....................  $302.35   $  925.08   $1,572.69   $3,307.08
with IPP & EBB Riders..............  $348.44   $1,062.10   $1,798.69   $3,744.90
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders.................  $285.94   $  876.32   $1,492.25   $3,151.21
with IPP Rider.....................  $331.98   $1,012.76   $1,716.61   $3,582.36
with EBB Rider.....................  $316.63   $  967.41   $1,642.29   $3,440.79
with IPP & EBB Riders..............  $362.66   $1,103.86   $1,866.66   $3,871.95
MAINSTAY VP MID CAP GROWTH--
  SERVICE CLASS
without any Riders.................  $273.66   $  839.71   $1,431.67   $3,032.87
with IPP Rider.....................  $319.75   $  976.65   $1,657.44   $3,469.72
with EBB Rider.....................  $304.39   $  931.14   $1,582.65   $3,326.28
with IPP & EBB Riders..............  $350.48   $1,068.07   $1,808.41   $3,763.14
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders.................  $267.52   $  821.37   $1,401.27   $2,973.16
with IPP Rider.....................  $313.64   $  958.56   $1,627.74   $3,412.91
with EBB Rider.....................  $298.27   $  912.98   $1,552.73   $3,268.52
with IPP & EBB Riders..............  $344.38   $1,050.15   $1,779.18   $3,708.24
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders.................  $286.97   $  879.38   $1,497.29   $3,161.01
with IPP Rider.....................  $333.00   $1,015.76   $1,721.52   $3,591.68
with EBB Rider.....................  $317.66   $  970.45   $1,647.27   $3,450.28
with IPP & EBB Riders..............  $363.69   $1,106.83   $1,871.49   $3,880.94
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $296.18   $  906.77   $1,542.51   $3,248.75
with IPP Rider.....................  $342.16   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.....................  $326.84   $  997.58   $1,691.75   $3,535.15
with IPP & EBB Riders..............  $372.82   $1,133.59   $1,914.95   $3,961.62
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders.................  $224.54   $  692.34   $1,186.26   $2,545.16
with IPP Rider.....................  $270.85   $  831.29   $1,417.73   $3,005.53
with EBB Rider.....................  $255.41   $  785.11   $1,341.05   $2,854.34
with IPP & EBB Riders..............  $301.72   $  924.09   $1,572.54   $3,314.72
MAINSTAY VP SMALL CAP GROWTH--
  SERVICE CLASS
without any Riders.................  $291.07   $  891.57   $1,517.41   $3,200.11
with IPP Rider.....................  $337.08   $1,027.78   $1,741.18   $3,628.88
with EBB Rider.....................  $321.74   $  982.51   $1,667.07   $3,488.10
with IPP & EBB Riders..............  $367.75   $1,118.74   $1,890.83   $3,916.89
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders.................  $250.13   $  769.28   $1,314.69   $2,802.06
with IPP Rider.....................  $296.32   $  907.18   $1,543.18   $3,250.05
with EBB Rider.....................  $280.92   $  861.36   $1,467.50   $3,102.96
with IPP & EBB Riders..............  $327.12   $  999.26   $1,695.98   $3,550.93

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders.................  $  897.79   $  775.42   $1,324.92   $2,822.35   $  897.79   $1,453.43   $1,935.23   $2,822.35
with IPP Rider.....................  $  941.06   $  913.24   $1,553.17   $3,269.37   $  941.06   $1,582.12   $2,149.85   $3,269.37
with EBB Rider.....................  $  926.64   $  867.43   $1,477.56   $3,122.58   $  926.64   $1,539.35   $2,078.76   $3,122.58
with IPP & EBB Riders..............  $  969.91   $1,005.26   $1,705.81   $3,569.59   $  969.91   $1,668.05   $2,293.38   $3,569.59

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders.................  $  925.59   $  864.12   $1,472.08   $3,111.90   $  925.59   $1,536.26   $2,073.61   $3,111.90
with IPP Rider.....................  $  968.74   $1,000.73   $1,696.92   $3,544.97   $  968.74   $1,663.82   $2,285.01   $3,544.97
with EBB Rider.....................  $  954.36   $  955.34   $1,622.45   $3,402.77   $  954.36   $1,621.43   $2,214.99   $3,402.77
with IPP & EBB Riders..............  $  997.51   $1,091.94   $1,847.27   $3,835.82   $  997.51   $1,748.99   $2,426.38   $3,835.82

CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.................  $  903.54   $  793.82   $1,355.52   $2,882.94   $  903.54   $1,470.61   $1,964.00   $2,882.94
with IPP Rider.....................  $  946.79   $  931.38   $1,583.05   $3,327.04   $  946.79   $1,599.06   $2,177.95   $3,327.04
with EBB Rider.....................  $  932.37   $  885.67   $1,507.69   $3,181.21   $  932.37   $1,556.38   $2,107.09   $3,181.21
with IPP & EBB Riders..............  $  975.62   $1,023.24   $1,735.22   $3,625.32   $  975.62   $1,684.84   $2,321.04   $3,625.32

COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $  925.59   $  864.12   $1,472.08   $3,111.90   $  925.59   $1,536.26   $2,073.61   $3,111.90
with IPP Rider.....................  $  968.74   $1,000.73   $1,696.92   $3,544.97   $  968.74   $1,663.82   $2,285.01   $3,544.97
with EBB Rider.....................  $  954.36   $  955.34   $1,622.45   $3,402.77   $  954.36   $1,621.43   $2,214.99   $3,402.77
with IPP & EBB Riders..............  $  997.51   $1,091.94   $1,847.27   $3,835.82   $  997.51   $1,748.99   $2,426.38   $3,835.82

DREYFUS IP TECHNOLOGY GROWTH--
  SERVICE SHARES
without any Riders.................  $  916.97   $  836.66   $1,426.61   $3,022.94   $  916.97   $1,510.61   $2,030.86   $3,022.94
with IPP Rider.....................  $  960.16   $  973.64   $1,652.50   $3,460.29   $  960.16   $1,638.53   $2,243.24   $3,460.29
with EBB Rider.....................  $  945.76   $  928.11   $1,577.67   $3,316.68   $  945.76   $1,596.01   $2,172.89   $3,316.68
with IPP & EBB Riders..............  $  988.95   $1,065.10   $1,803.56   $3,754.01   $  988.95   $1,723.92   $2,385.28   $3,754.01

FIDELITY(R) VIP CONTRAFUND(R)--
  SERVICE CLASS 2
without any Riders.................  $  902.58   $  790.74   $1,350.40   $2,872.86   $  902.58   $1,467.74   $1,959.19   $2,872.86
with IPP Rider.....................  $  945.83   $  928.35   $1,578.07   $3,317.45   $  945.83   $1,596.23   $2,173.27   $3,317.45
with EBB Rider.....................  $  931.41   $  882.63   $1,502.67   $3,171.46   $  931.41   $1,553.54   $2,102.37   $3,171.46
with IPP & EBB Riders..............  $  974.67   $1,020.24   $1,730.32   $3,616.04   $  974.67   $1,682.04   $2,316.42   $3,616.04

FIDELITY(R) VIP EQUITY INCOME--
  SERVICE CLASS 2
without any Riders.................  $  892.99   $  760.07   $1,299.36   $2,771.57   $  892.99   $1,439.09   $1,911.20   $2,771.57
with IPP Rider.....................  $  936.28   $  898.10   $1,528.20   $3,221.04   $  936.28   $1,567.98   $2,126.38   $3,221.04
with EBB Rider.....................  $  921.85   $  852.23   $1,452.40   $3,073.44   $  921.85   $1,525.16   $2,055.11   $3,073.44
with IPP & EBB Riders..............  $  965.15   $  990.27   $1,681.25   $3,522.91   $  965.15   $1,654.05   $2,270.29   $3,522.91

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $  905.46   $  799.95   $1,365.70   $2,903.06   $  905.46   $1,476.34   $1,973.58   $2,903.06
with IPP Rider.....................  $  948.70   $  937.44   $1,593.00   $3,346.20   $  948.70   $1,604.72   $2,187.30   $3,346.20
with EBB Rider.....................  $  934.29   $  891.74   $1,517.71   $3,200.69   $  934.29   $1,562.05   $2,116.51   $3,200.69
with IPP & EBB Riders..............  $  977.53   $1,029.23   $1,745.01   $3,643.81   $  977.53   $1,690.43   $2,330.24   $3,643.81

JANUS ASPEN SERIES BALANCED--
  SERVICE SHARES
without any Riders.................  $  893.95   $  763.15   $1,304.48   $2,781.77   $  893.95   $1,441.97   $1,916.02   $2,781.77
with IPP Rider.....................  $  937.24   $  901.13   $1,533.20   $3,230.71   $  937.24   $1,570.82   $2,131.07   $3,230.71
with EBB Rider.....................  $  922.81   $  855.28   $1,457.44   $3,083.28   $  922.81   $1,528.00   $2,059.84   $3,083.28
with IPP & EBB Riders..............  $  966.11   $  993.26   $1,686.16   $3,532.27   $  966.11   $1,656.85   $2,274.91   $3,532.27

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders.................  $252.17   $  775.42   $1,324.92   $2,822.35
with IPP Rider.....................  $298.36   $  913.24   $1,553.17   $3,269.37
with EBB Rider.....................  $282.96   $  867.43   $1,477.56   $3,122.58
with IPP & EBB Riders..............  $329.15   $1,005.26   $1,705.81   $3,569.59
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders.................  $281.85   $  864.12   $1,472.08   $3,111.90
with IPP Rider.....................  $327.90   $1,000.73   $1,696.92   $3,544.97
with EBB Rider.....................  $312.55   $  955.34   $1,622.45   $3,402.77
with IPP & EBB Riders..............  $358.60   $1,091.94   $1,847.27   $3,835.82
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.................  $258.32   $  793.82   $1,355.52   $2,882.94
with IPP Rider.....................  $304.47   $  931.38   $1,583.05   $3,327.04
with EBB Rider.....................  $289.09   $  885.67   $1,507.69   $3,181.21
with IPP & EBB Riders..............  $335.24   $1,023.24   $1,735.22   $3,625.32
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $281.85   $  864.12   $1,472.08   $3,111.90
with IPP Rider.....................  $327.90   $1,000.73   $1,696.92   $3,544.97
with EBB Rider.....................  $312.55   $  955.34   $1,622.45   $3,402.77
with IPP & EBB Riders..............  $358.60   $1,091.94   $1,847.27   $3,835.82
DREYFUS IP TECHNOLOGY GROWTH--
  SERVICE SHARES
without any Riders.................  $272.64   $  836.66   $1,426.61   $3,022.94
with IPP Rider.....................  $318.74   $  973.64   $1,652.50   $3,460.29
with EBB Rider.....................  $303.37   $  928.11   $1,577.67   $3,316.68
with IPP & EBB Riders..............  $349.46   $1,065.10   $1,803.56   $3,754.01
FIDELITY(R) VIP CONTRAFUND(R)--
  SERVICE CLASS 2
without any Riders.................  $257.29   $  790.74   $1,350.40   $2,872.86
with IPP Rider.....................  $303.45   $  928.35   $1,578.07   $3,317.45
with EBB Rider.....................  $288.06   $  882.63   $1,502.67   $3,171.46
with IPP & EBB Riders..............  $334.22   $1,020.24   $1,730.32   $3,616.04
FIDELITY(R) VIP EQUITY INCOME--
  SERVICE CLASS 2
without any Riders.................  $247.05   $  760.07   $1,299.36   $2,771.57
with IPP Rider.....................  $293.26   $  898.10   $1,528.20   $3,221.04
with EBB Rider.....................  $277.86   $  852.23   $1,452.40   $3,073.44
with IPP & EBB Riders..............  $324.07   $  990.27   $1,681.25   $3,522.91
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $260.36   $  799.95   $1,365.70   $2,903.06
with IPP Rider.....................  $306.51   $  937.44   $1,593.00   $3,346.20
with EBB Rider.....................  $291.13   $  891.74   $1,517.71   $3,200.69
with IPP & EBB Riders..............  $337.28   $1,029.23   $1,745.01   $3,643.81
JANUS ASPEN SERIES BALANCED--
  SERVICE SHARES
without any Riders.................  $248.08   $  763.15   $1,304.48   $2,781.77
with IPP Rider.....................  $294.28   $  901.13   $1,533.20   $3,230.71
with EBB Rider.....................  $278.88   $  855.28   $1,457.44   $3,083.28
with IPP & EBB Riders..............  $325.09   $  993.26   $1,686.16   $3,532.27

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.................  $  897.79   $  775.42   $1,324.92   $2,822.35   $  897.79   $1,453.43   $1,935.23   $2,822.35
with IPP Rider.....................  $  941.06   $  913.24   $1,553.17   $3,269.37   $  941.06   $1,582.12   $2,149.85   $3,269.37
with EBB Rider.....................  $  926.64   $  867.43   $1,477.56   $3,122.58   $  926.64   $1,539.35   $2,078.76   $3,122.58
with IPP & EBB Riders..............  $  969.91   $1,005.26   $1,705.81   $3,569.59   $  969.91   $1,668.05   $2,293.38   $3,569.59

MFS(R) INVESTORS TRUST SERIES--
  SERVICE CLASS
without any Riders.................  $  923.68   $  858.02   $1,461.99   $3,092.22   $  923.68   $1,530.56   $2,064.12   $3,092.22
with IPP Rider.....................  $  966.83   $  994.72   $1,687.07   $3,526.22   $  966.83   $1,658.20   $2,275.75   $3,526.22
with EBB Rider.....................  $  952.45   $  949.29   $1,612.51   $3,383.71   $  952.45   $1,615.79   $2,205.65   $3,383.71
with IPP & EBB Riders..............  $  995.61   $1,085.97   $1,837.57   $3,817.71   $  995.61   $1,743.41   $2,417.26   $3,817.71

MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders.................  $  928.48   $  873.28   $1,487.23   $3,141.41   $  928.48   $1,544.81   $2,087.85   $3,141.41
with IPP Rider.....................  $  971.61   $1,009.76   $1,711.70   $3,573.03   $  971.61   $1,672.25   $2,298.91   $3,573.03
with EBB Rider.....................  $  957.23   $  964.41   $1,637.34   $3,431.30   $  957.23   $1,629.91   $2,229.00   $3,431.30
with IPP & EBB Riders..............  $1,000.37   $1,100.88   $1,861.82   $3,862.94   $1,000.37   $1,757.33   $2,440.06   $3,862.94

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $  925.59   $  864.12   $1,472.08   $3,111.90   $  925.59   $1,536.26   $2,073.61   $3,111.90
with IPP Rider.....................  $  968.74   $1,000.73   $1,696.92   $3,544.97   $  968.74   $1,663.82   $2,285.01   $3,544.97
with EBB Rider.....................  $  954.36   $  955.34   $1,622.45   $3,402.77   $  954.36   $1,621.43   $2,214.99   $3,402.77
with IPP & EBB Riders..............  $  997.51   $1,091.94   $1,847.27   $3,835.82   $  997.51   $1,748.99   $2,426.38   $3,835.82

NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $  928.48   $  873.28   $1,487.23   $3,141.41   $  928.48   $1,544.81   $2,087.85   $3,141.41
with IPP Rider.....................  $  971.61   $1,009.76   $1,711.70   $3,573.03   $  971.61   $1,672.25   $2,298.91   $3,573.03
with EBB Rider.....................  $  957.23   $  964.41   $1,637.34   $3,431.30   $  957.23   $1,629.91   $2,229.00   $3,431.30
with IPP & EBB Riders..............  $1,000.37   $1,100.88   $1,861.82   $3,862.94   $1,000.37   $1,757.33   $2,440.06   $3,862.94

ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $  941.90   $  915.89   $1,557.54   $3,277.82   $  941.90   $1,584.60   $2,153.96   $3,277.82
with IPP Rider.....................  $  984.98   $1,051.78   $1,780.38   $3,702.87   $  984.98   $1,711.49   $2,363.48   $3,702.87
with EBB Rider.....................  $  970.62   $1,006.63   $1,706.57   $3,563.30   $  970.62   $1,669.33   $2,294.08   $3,563.30
with IPP & EBB Riders..............  $1,013.69   $1,142.52   $1,929.41   $3,988.35   $1,013.69   $1,796.21   $2,503.61   $3,988.35

ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $  919.84   $  845.82   $1,441.79   $3,052.68   $  919.84   $1,519.17   $2,045.13   $3,052.68
with IPP Rider.....................  $  963.02   $  982.67   $1,667.32   $3,488.60   $  963.02   $1,646.95   $2,257.18   $3,488.60
with EBB Rider.....................  $  948.62   $  937.20   $1,592.62   $3,345.46   $  948.62   $1,604.50   $2,186.94   $3,345.46
with IPP & EBB Riders..............  $  991.80   $1,074.05   $1,818.15   $3,781.38   $  991.80   $1,732.28   $2,399.00   $3,781.38

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders.................  $  920.80   $  848.88   $1,446.86   $3,062.59   $  920.80   $1,522.03   $2,049.89   $3,062.59
with IPP Rider.....................  $  963.97   $  985.69   $1,672.27   $3,498.03   $  963.97   $1,649.78   $2,261.84   $3,498.03
with EBB Rider.....................  $  949.58   $  940.23   $1,597.60   $3,355.05   $  949.58   $1,607.33   $2,191.63   $3,355.05
with IPP & EBB Riders..............  $  992.76   $1,077.03   $1,823.01   $3,790.46   $  992.76   $1,735.07   $2,403.57   $3,790.46

VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $  927.51   $  870.22   $1,482.17   $3,131.58   $  927.51   $1,541.96   $2,083.10   $3,131.58
with IPP Rider.....................  $  970.65   $1,006.75   $1,706.77   $3,563.68   $  970.65   $1,669.44   $2,294.28   $3,563.68
with EBB Rider.....................  $  956.27   $  961.38   $1,632.38   $3,421.80   $  956.27   $1,627.08   $2,224.33   $3,421.80
with IPP & EBB Riders..............  $  999.41   $1,097.89   $1,856.96   $3,853.90   $  999.41   $1,754.55   $2,435.49   $3,853.90

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.................  $252.17   $  775.42   $1,324.92   $2,822.35
with IPP Rider.....................  $298.36   $  913.24   $1,553.17   $3,269.37
with EBB Rider.....................  $282.96   $  867.43   $1,477.56   $3,122.58
with IPP & EBB Riders..............  $329.15   $1,005.26   $1,705.81   $3,569.59
MFS(R) INVESTORS TRUST SERIES--
  SERVICE CLASS
without any Riders.................  $279.80   $  858.02   $1,461.99   $3,092.22
with IPP Rider.....................  $325.86   $  994.72   $1,687.07   $3,526.22
with EBB Rider.....................  $310.51   $  949.29   $1,612.51   $3,383.71
with IPP & EBB Riders..............  $356.57   $1,085.97   $1,837.57   $3,817.71
MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders.................  $284.93   $  873.28   $1,487.23   $3,141.41
with IPP Rider.....................  $330.96   $1,009.76   $1,711.70   $3,573.03
with EBB Rider.....................  $315.62   $  964.41   $1,637.34   $3,431.30
with IPP & EBB Riders..............  $361.65   $1,100.88   $1,861.82   $3,862.94
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $281.85   $  864.12   $1,472.08   $3,111.90
with IPP Rider.....................  $327.90   $1,000.73   $1,696.92   $3,544.97
with EBB Rider.....................  $312.55   $  955.34   $1,622.45   $3,402.77
with IPP & EBB Riders..............  $358.60   $1,091.94   $1,847.27   $3,835.82
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $284.93   $  873.28   $1,487.23   $3,141.41
with IPP Rider.....................  $330.96   $1,009.76   $1,711.70   $3,573.03
with EBB Rider.....................  $315.62   $  964.41   $1,637.34   $3,431.30
with IPP & EBB Riders..............  $361.65   $1,100.88   $1,861.82   $3,862.94
ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $299.25   $  915.89   $1,557.54   $3,277.82
with IPP Rider.....................  $345.23   $1,051.78   $1,780.38   $3,702.87
with EBB Rider.....................  $329.90   $1,006.63   $1,706.57   $3,563.30
with IPP & EBB Riders..............  $375.87   $1,142.52   $1,929.41   $3,988.35
ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $275.71   $  845.82   $1,441.79   $3,052.68
with IPP Rider.....................  $321.79   $  982.67   $1,667.32   $3,488.60
with EBB Rider.....................  $306.43   $  937.20   $1,592.62   $3,345.46
with IPP & EBB Riders..............  $352.51   $1,074.05   $1,818.15   $3,781.38
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders.................  $276.74   $  848.88   $1,446.86   $3,062.59
with IPP Rider.....................  $322.81   $  985.69   $1,672.27   $3,498.03
with EBB Rider.....................  $307.45   $  940.23   $1,597.60   $3,355.05
with IPP & EBB Riders..............  $353.53   $1,077.03   $1,823.01   $3,790.46
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $283.90   $  870.22   $1,482.17   $3,131.58
with IPP Rider.....................  $329.94   $1,006.75   $1,706.77   $3,563.68
with EBB Rider.....................  $314.59   $  961.38   $1,632.38   $3,421.80
with IPP & EBB Riders..............  $360.63   $1,097.89   $1,856.96   $3,853.90

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders.................  $1,008.07   $1,124.11   $1,898.11   $3,922.97   $1,008.07   $1,779.03   $2,474.17   $3,922.97
with IPP Rider.....................  $1,050.84   $1,257.13   $2,113.02   $4,316.80   $1,050.84   $1,903.23   $2,676.21   $4,316.80
with EBB Rider.....................  $1,036.58   $1,212.93   $2,041.84   $4,187.49   $1,036.58   $1,861.96   $2,609.30   $4,187.49
with IPP & EBB Riders..............  $1,079.36   $1,345.94   $2,256.74   $4,581.32   $1,079.36   $1,986.16   $2,811.33   $4,581.32

VICTORY VIF DIVERSIFIED STOCK--
  CLASS A SHARES
without any Riders.................  $  932.31   $  885.47   $1,507.35   $3,180.57   $  932.31   $1,556.19   $2,106.77   $3,180.57
with IPP Rider.....................  $  975.43   $1,021.78   $1,731.36   $3,610.32   $  975.43   $1,683.47   $2,317.39   $3,610.32
with EBB Rider.....................  $  961.06   $  976.48   $1,657.16   $3,469.20   $  961.06   $1,641.18   $2,247.63   $3,469.20
with IPP & EBB Riders..............  $1,004.18   $1,112.79   $1,881.18   $3,898.95   $1,004.18   $1,768.46   $2,458.26   $3,898.95

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders.................  $369.87   $1,124.11   $1,898.11   $3,922.97
with IPP Rider.....................  $415.52   $1,257.13   $2,113.02   $4,316.80
with EBB Rider.....................  $400.30   $1,212.93   $2,041.84   $4,187.49
with IPP & EBB Riders..............  $445.96   $1,345.94   $2,256.74   $4,581.32
VICTORY VIF DIVERSIFIED STOCK--
  CLASS A SHARES
without any Riders.................  $289.02   $  885.47   $1,507.35   $3,180.57
with IPP Rider.....................  $335.04   $1,021.78   $1,731.36   $3,610.32
with EBB Rider.....................  $319.70   $  976.48   $1,657.16   $3,469.20
with IPP & EBB Riders..............  $365.72   $1,112.79   $1,881.18   $3,898.95

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $  935.18   $  894.60   $1,522.42   $3,209.84   $  935.18   $1,564.72   $2,120.94   $3,209.84
with IPP Rider.....................  $  978.29   $1,030.77   $1,746.07   $3,638.16   $  978.29   $1,691.87   $2,331.23   $3,638.16
with EBB Rider.....................  $  963.92   $  985.53   $1,672.01   $3,497.54   $  963.92   $1,649.63   $2,261.60   $3,497.54
with IPP & EBB Riders..............  $1,007.03   $1,121.70   $1,895.65   $3,925.85   $1,007.03   $1,776.78   $2,471.87   $3,925.85

MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders.................  $  902.58   $  790.74   $1,350.40   $2,872.86   $  902.58   $1,467.74   $1,959.19   $2,872.86
with IPP Rider.....................  $  945.83   $  928.35   $1,578.07   $3,317.45   $  945.83   $1,596.23   $2,173.27   $3,317.45
with EBB Rider.....................  $  931.41   $  882.63   $1,502.67   $3,171.46   $  931.41   $1,553.54   $2,102.37   $3,171.46
with IPP & EBB Riders..............  $  974.67   $1,020.24   $1,730.32   $3,616.04   $  974.67   $1,682.04   $2,316.42   $3,616.04

MAINSTAY VP BOND--INITIAL CLASS
without any Riders.................  $  864.22   $  667.63   $1,144.88   $2,461.61   $  864.22   $1,352.78   $1,765.94   $2,461.61
with IPP Rider.....................  $  907.64   $  806.94   $1,377.31   $2,925.98   $  907.64   $1,482.86   $1,984.50   $2,925.98
with EBB Rider.....................  $  893.17   $  760.64   $1,300.31   $2,773.49   $  893.17   $1,439.63   $1,912.10   $2,773.49
with IPP & EBB Riders..............  $  936.60   $  899.95   $1,532.75   $3,237.88   $  936.60   $1,569.71   $2,130.66   $3,237.88

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders.................  $  873.81   $  698.50   $1,196.58   $2,565.95   $  873.81   $1,381.60   $1,814.55   $2,565.95
with IPP Rider.....................  $  917.19   $  837.39   $1,427.83   $3,025.32   $  917.19   $1,511.29   $2,032.00   $3,025.32
with EBB Rider.....................  $  902.73   $  791.24   $1,351.22   $2,874.46   $  902.73   $1,468.20   $1,959.97   $2,874.46
with IPP & EBB Riders..............  $  946.11   $  930.11   $1,582.45   $3,333.82   $  946.11   $1,597.87   $2,177.39   $3,333.82

MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $  864.22   $  667.63   $1,144.88   $2,461.61   $  864.22   $1,352.78   $1,765.94   $2,461.61
with IPP Rider.....................  $  907.64   $  806.94   $1,377.31   $2,925.98   $  907.64   $1,482.86   $1,984.50   $2,925.98
with EBB Rider.....................  $  893.17   $  760.64   $1,300.31   $2,773.49   $  893.17   $1,439.63   $1,912.10   $2,773.49
with IPP & EBB Riders..............  $  936.60   $  899.95   $1,532.75   $3,237.88   $  936.60   $1,569.71   $2,130.66   $3,237.88

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders.................  $  864.22   $  667.63   $1,144.88   $2,461.61   $  864.22   $1,352.78   $1,765.94   $2,461.61
with IPP Rider.....................  $  907.64   $  806.94   $1,377.31   $2,925.98   $  907.64   $1,482.86   $1,984.50   $2,925.98
with EBB Rider.....................  $  893.17   $  760.64   $1,300.31   $2,773.49   $  893.17   $1,439.63   $1,912.10   $2,773.49
with IPP & EBB Riders..............  $  936.60   $  899.95   $1,532.75   $3,237.88   $  936.60   $1,569.71   $2,130.66   $3,237.88

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  937.10   $  900.69   $1,532.48   $3,229.32   $  937.10   $1,570.40   $2,130.40   $3,229.32
with IPP Rider.....................  $  980.20   $1,036.79   $1,755.90   $3,656.72   $  980.20   $1,697.49   $2,340.47   $3,656.72
with EBB Rider.....................  $  965.83   $  991.56   $1,681.89   $3,516.36   $  965.83   $1,655.26   $2,270.88   $3,516.36
with IPP & EBB Riders..............  $1,008.93   $1,127.65   $1,905.30   $3,943.74   $1,008.93   $1,782.33   $2,480.94   $3,943.74

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders.................  $  875.73   $  704.68   $1,206.90   $2,586.71   $  875.73   $1,387.37   $1,824.26   $2,586.71
with IPP Rider.....................  $  919.10   $  843.47   $1,437.89   $3,045.06   $  919.10   $1,516.98   $2,041.46   $3,045.06
with EBB Rider.....................  $  904.64   $  797.35   $1,361.39   $2,894.56   $  904.64   $1,473.91   $1,969.52   $2,894.56
with IPP & EBB Riders..............  $  948.02   $  936.14   $1,592.38   $3,352.91   $  948.02   $1,603.51   $2,186.73   $3,352.91

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $292.08   $  894.60   $1,522.42   $3,209.84
with IPP Rider.....................  $338.09   $1,030.77   $1,746.07   $3,638.16
with EBB Rider.....................  $322.75   $  985.53   $1,672.01   $3,497.54
with IPP & EBB Riders..............  $368.76   $1,121.70   $1,895.65   $3,925.85
MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders.................  $257.29   $  790.74   $1,350.40   $2,872.86
with IPP Rider.....................  $303.45   $  928.35   $1,578.07   $3,317.45
with EBB Rider.....................  $288.06   $  882.63   $1,502.67   $3,171.46
with IPP & EBB Riders..............  $334.22   $1,020.24   $1,730.32   $3,616.04
MAINSTAY VP BOND--INITIAL CLASS
without any Riders.................  $216.35   $  667.63   $1,144.88   $2,461.61
with IPP Rider.....................  $262.69   $  806.94   $1,377.31   $2,925.98
with EBB Rider.....................  $247.25   $  760.64   $1,300.31   $2,773.49
with IPP & EBB Riders..............  $293.59   $  899.95   $1,532.75   $3,237.88
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders.................  $226.58   $  698.50   $1,196.58   $2,565.95
with IPP Rider.....................  $272.88   $  837.39   $1,427.83   $3,025.32
with EBB Rider.....................  $257.45   $  791.24   $1,351.22   $2,874.46
with IPP & EBB Riders..............  $303.75   $  930.11   $1,582.45   $3,333.82
MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $216.35   $  667.63   $1,144.88   $2,461.61
with IPP Rider.....................  $262.69   $  806.94   $1,377.31   $2,925.98
with EBB Rider.....................  $247.25   $  760.64   $1,300.31   $2,773.49
with IPP & EBB Riders..............  $293.59   $  899.95   $1,532.75   $3,237.88
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders.................  $216.35   $  667.63   $1,144.88   $2,461.61
with IPP Rider.....................  $262.69   $  806.94   $1,377.31   $2,925.98
with EBB Rider.....................  $247.25   $  760.64   $1,300.31   $2,773.49
with IPP & EBB Riders..............  $293.59   $  899.95   $1,532.75   $3,237.88
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $294.13   $  900.69   $1,532.48   $3,229.32
with IPP Rider.....................  $340.13   $1,036.79   $1,755.90   $3,656.72
with EBB Rider.....................  $324.80   $  991.56   $1,681.89   $3,516.36
with IPP & EBB Riders..............  $370.79   $1,127.65   $1,905.30   $3,943.74
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders.................  $228.63   $  704.68   $1,206.90   $2,586.71
with IPP Rider.....................  $274.92   $  843.47   $1,437.89   $3,045.06
with EBB Rider.....................  $259.49   $  797.35   $1,361.39   $2,894.56
with IPP & EBB Riders..............  $305.78   $  936.14   $1,592.38   $3,352.91

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders.................  $  913.13   $  824.43   $1,406.33   $2,983.12   $  913.13   $1,499.19   $2,011.79   $2,983.12
with IPP Rider.....................  $  956.34   $  961.58   $1,632.69   $3,422.41   $  956.34   $1,627.26   $2,224.63   $3,422.41
with EBB Rider.....................  $  941.94   $  916.01   $1,557.73   $3,278.17   $  941.94   $1,584.71   $2,154.14   $3,278.17
with IPP & EBB Riders..............  $  985.14   $1,053.15   $1,784.08   $3,717.43   $  985.14   $1,712.77   $2,366.97   $3,717.43
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $  919.84   $  845.82   $1,441.79   $3,052.68   $  919.84   $1,519.17   $2,045.13   $3,052.68
with IPP Rider.....................  $  963.02   $  982.67   $1,667.32   $3,488.60   $  963.02   $1,646.95   $2,257.18   $3,488.60
with EBB Rider.....................  $  948.62   $  937.20   $1,592.62   $3,345.46   $  948.62   $1,604.50   $2,186.94   $3,345.46
with IPP & EBB Riders..............  $  991.80   $1,074.05   $1,818.15   $3,781.38   $  991.80   $1,732.28   $2,399.00   $3,781.38
MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders.................  $  869.97   $  686.17   $1,175.93   $2,524.34   $  869.97   $1,370.08   $1,795.14   $2,524.34
with IPP Rider.....................  $  913.37   $  825.21   $1,407.64   $2,985.69   $  913.37   $1,499.92   $2,013.02   $2,985.69
with EBB Rider.....................  $  898.91   $  779.01   $1,330.89   $2,834.19   $  898.91   $1,456.78   $1,940.85   $2,834.19
with IPP & EBB Riders..............  $  942.31   $  918.05   $1,562.61   $3,295.57   $  942.31   $1,586.62   $2,158.74   $3,295.57
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  975.46   $1,021.88   $1,731.54   $3,610.65   $  975.46   $1,683.57   $2,317.57   $3,610.65
with IPP Rider.....................  $1,018.39   $1,156.31   $1,950.32   $4,019.61   $1,018.39   $1,809.09   $2,523.26   $4,019.61
with EBB Rider.....................  $1,004.08   $1,111.64   $1,877.85   $3,885.32   $1,004.08   $1,767.38   $2,455.13   $3,885.32
with IPP & EBB Riders..............  $1,047.00   $1,246.06   $2,096.64   $4,294.28   $1,047.00   $1,892.90   $2,660.83   $4,294.28
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.................  $  869.02   $  683.08   $1,170.76   $2,513.90   $  869.02   $1,367.20   $1,790.27   $2,513.90
with IPP Rider.....................  $  912.42   $  822.17   $1,402.59   $2,975.77   $  912.42   $1,497.08   $2,008.27   $2,975.77
with EBB Rider.....................  $  897.95   $  775.96   $1,325.80   $2,824.11   $  897.95   $1,453.93   $1,936.06   $2,824.11
with IPP & EBB Riders..............  $  941.36   $  915.04   $1,557.64   $3,285.96   $  941.36   $1,583.81   $2,154.06   $3,285.96
MAINSTAY VP INCOME &
  GROWTH--INITIAL CLASS
without any Riders.................  $  895.87   $  769.28   $1,314.69   $2,802.06   $  895.87   $1,447.69   $1,925.62   $2,802.06
with IPP Rider.....................  $  939.15   $  907.18   $1,543.18   $3,250.05   $  939.15   $1,576.47   $2,140.46   $3,250.05
with EBB Rider.....................  $  924.73   $  861.36   $1,467.50   $3,102.96   $  924.73   $1,533.68   $2,069.30   $3,102.96
with IPP & EBB Riders..............  $  968.01   $  999.26   $1,695.98   $3,550.93   $  968.01   $1,662.44   $2,284.14   $3,550.93
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders.................  $  903.54   $  793.82   $1,355.52   $2,882.94   $  903.54   $1,470.61   $1,964.00   $2,882.94
with IPP Rider.....................  $  946.79   $  931.38   $1,583.05   $3,327.04   $  946.79   $1,599.06   $2,177.95   $3,327.04
with EBB Rider.....................  $  932.37   $  885.67   $1,507.69   $3,181.21   $  932.37   $1,556.38   $2,107.09   $3,181.21
with IPP & EBB Riders..............  $  975.62   $1,023.24   $1,735.22   $3,625.32   $  975.62   $1,684.84   $2,321.04   $3,625.32

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders.................  $268.55   $  824.43   $1,406.33   $2,983.12
with IPP Rider.....................  $314.66   $  961.58   $1,632.69   $3,422.41
with EBB Rider.....................  $299.29   $  916.01   $1,557.73   $3,278.17
with IPP & EBB Riders..............  $345.40   $1,053.15   $1,784.08   $3,717.43
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $275.71   $  845.82   $1,441.79   $3,052.68
with IPP Rider.....................  $321.79   $  982.67   $1,667.32   $3,488.60
with EBB Rider.....................  $306.43   $  937.20   $1,592.62   $3,345.46
with IPP & EBB Riders..............  $352.51   $1,074.05   $1,818.15   $3,781.38
MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders.................  $222.49   $  686.17   $1,175.93   $2,524.34
with IPP Rider.....................  $268.81   $  825.21   $1,407.64   $2,985.69
with EBB Rider.....................  $253.37   $  779.01   $1,330.89   $2,834.19
with IPP & EBB Riders..............  $299.69   $  918.05   $1,562.61   $3,295.57
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $335.07   $1,021.88   $1,731.54   $3,610.65
with IPP Rider.....................  $380.88   $1,156.31   $1,950.32   $4,019.61
with EBB Rider.....................  $365.61   $1,111.64   $1,877.85   $3,885.32
with IPP & EBB Riders..............  $411.42   $1,246.06   $2,096.64   $4,294.28
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.................  $221.47   $  683.08   $1,170.76   $2,513.90
with IPP Rider.....................  $267.79   $  822.17   $1,402.59   $2,975.77
with EBB Rider.....................  $252.35   $  775.96   $1,325.80   $2,824.11
with IPP & EBB Riders..............  $298.68   $  915.04   $1,557.64   $3,285.96
MAINSTAY VP INCOME &
  GROWTH--INITIAL CLASS
without any Riders.................  $250.13   $  769.28   $1,314.69   $2,802.06
with IPP Rider.....................  $296.32   $  907.18   $1,543.18   $3,250.05
with EBB Rider.....................  $280.92   $  861.36   $1,467.50   $3,102.96
with IPP & EBB Riders..............  $327.12   $  999.26   $1,695.98   $3,550.93
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders.................  $258.32   $  793.82   $1,355.52   $2,882.94
with IPP Rider.....................  $304.47   $  931.38   $1,583.05   $3,327.04
with EBB Rider.....................  $289.09   $  885.67   $1,507.69   $3,181.21
with IPP & EBB Riders..............  $335.24   $1,023.24   $1,735.22   $3,625.32

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP
  GROWTH--INITIAL CLASS
without any Riders.................  $  892.03   $  757.00   $1,294.24   $2,761.39   $  892.03   $1,436.23   $1,906.39   $2,761.39
with IPP Rider.....................  $  935.33   $  895.08   $1,523.21   $3,211.35   $  935.33   $1,565.16   $2,121.68   $3,211.35
with EBB Rider.....................  $  920.90   $  849.18   $1,447.36   $3,063.58   $  920.90   $1,522.31   $2,050.36   $3,063.58
with IPP & EBB Riders..............  $  964.20   $  987.26   $1,676.33   $3,513.55   $  964.20   $1,651.25   $2,265.67   $3,513.55

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP
  GROWTH--INITIAL CLASS
without any Riders.................  $246.03   $  757.00   $1,294.24   $2,761.39
with IPP Rider.....................  $292.25   $  895.08   $1,523.21   $3,211.35
with EBB Rider.....................  $276.84   $  849.18   $1,447.36   $3,063.58
with IPP & EBB Riders..............  $323.05   $  987.26   $1,676.33   $3,513.55


                                       17.1

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders.................  $  905.46   $  799.95   $1,365.70   $2,903.06   $  905.46   $1,476.34   $1,973.58   $2,903.06
with IPP Rider.....................  $  948.70   $  937.44   $1,593.00   $3,346.20   $  948.70   $1,604.72   $2,187.30   $3,346.20
with EBB Rider.....................  $  934.29   $  891.74   $1,517.71   $3,200.69   $  934.29   $1,562.05   $2,116.51   $3,200.69
with IPP & EBB Riders..............  $  977.53   $1,029.23   $1,745.01   $3,643.81   $  977.53   $1,690.43   $2,330.24   $3,643.81
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders.................  $  893.95   $  763.15   $1,304.48   $2,781.77   $  893.95   $1,441.97   $1,916.02   $2,781.77
with IPP Rider.....................  $  937.24   $  901.13   $1,533.20   $3,230.71   $  937.24   $1,570.82   $2,131.07   $3,230.71
with EBB Rider.....................  $  922.81   $  855.28   $1,457.44   $3,083.28   $  922.81   $1,528.00   $2,059.84   $3,083.28
with IPP & EBB Riders..............  $  966.11   $  993.26   $1,686.16   $3,532.27   $  966.11   $1,656.85   $2,274.91   $3,532.27
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.................  $  888.20   $  744.70   $1,273.75   $2,720.55   $  888.20   $1,424.75   $1,887.12   $2,720.55
with IPP Rider.....................  $  931.52   $  882.94   $1,503.18   $3,172.46   $  931.52   $1,553.83   $2,102.85   $3,172.46
with EBB Rider.....................  $  917.08   $  837.01   $1,427.19   $3,024.07   $  917.08   $1,510.94   $2,031.40   $3,024.07
with IPP & EBB Riders..............  $  960.39   $  975.25   $1,656.63   $3,475.99   $  960.39   $1,640.03   $2,247.14   $3,475.99
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  930.39   $  879.38   $1,497.29   $3,161.01   $  930.39   $1,550.50   $2,097.31   $3,161.01
with IPP Rider.....................  $  973.52   $1,015.76   $1,721.52   $3,591.68   $  973.52   $1,677.86   $2,308.15   $3,591.68
with EBB Rider.....................  $  959.15   $  970.45   $1,647.27   $3,450.28   $  959.15   $1,635.54   $2,238.33   $3,450.28
with IPP & EBB Riders..............  $1,002.27   $1,106.83   $1,871.49   $3,880.94   $1,002.27   $1,762.90   $2,449.15   $3,880.94
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  939.02   $  906.77   $1,542.51   $3,248.75   $  939.02   $1,576.08   $2,139.83   $3,248.75
with IPP Rider.....................  $  982.11   $1,042.78   $1,765.70   $3,675.19   $  982.11   $1,703.09   $2,349.68   $3,675.19
with EBB Rider.....................  $  967.75   $  997.58   $1,691.75   $3,535.15   $  967.75   $1,660.88   $2,280.16   $3,535.15
with IPP & EBB Riders..............  $1,010.83   $1,133.59   $1,914.95   $3,961.62   $1,010.83   $1,787.88   $2,490.01   $3,961.62
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.................  $  847.92   $  615.01   $1,056.48   $2,281.85   $  847.92   $1,303.63   $1,682.81   $2,281.85
with IPP Rider.....................  $  891.42   $  755.04   $1,290.97   $2,754.86   $  891.42   $1,434.40   $1,903.31   $2,754.86
with EBB Rider.....................  $  876.92   $  708.50   $1,213.30   $2,599.55   $  876.92   $1,390.94   $1,830.28   $2,599.55
with IPP & EBB Riders..............  $  920.42   $  848.53   $1,447.79   $3,072.58   $  920.42   $1,521.70   $2,050.78   $3,072.58
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders.................  $  910.25   $  815.25   $1,391.12   $2,953.18   $  910.25   $1,490.63   $1,997.48   $2,953.18
with IPP Rider.....................  $  953.47   $  952.52   $1,617.81   $3,393.89   $  953.47   $1,618.80   $2,210.64   $3,393.89
with EBB Rider.....................  $  939.06   $  906.91   $1,542.74   $3,249.18   $  939.06   $1,576.22   $2,140.04   $3,249.18
with IPP & EBB Riders..............  $  982.28   $1,044.17   $1,769.42   $3,689.88   $  982.28   $1,704.39   $2,353.19   $3,689.88

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders.................  $260.36   $  799.95   $1,365.70   $2,903.06
with IPP Rider.....................  $306.51   $  937.44   $1,593.00   $3,346.20
with EBB Rider.....................  $291.13   $  891.74   $1,517.71   $3,200.69
with IPP & EBB Riders..............  $337.28   $1,029.23   $1,745.01   $3,643.81
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders.................  $248.08   $  763.15   $1,304.48   $2,781.77
with IPP Rider.....................  $294.28   $  901.13   $1,533.20   $3,230.71
with EBB Rider.....................  $278.88   $  855.28   $1,457.44   $3,083.28
with IPP & EBB Riders..............  $325.09   $  993.26   $1,686.16   $3,532.27
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.................  $241.94   $  744.70   $1,273.75   $2,720.55
with IPP Rider.....................  $288.17   $  882.94   $1,503.18   $3,172.46
with EBB Rider.....................  $272.76   $  837.01   $1,427.19   $3,024.07
with IPP & EBB Riders..............  $318.99   $  975.25   $1,656.63   $3,475.99
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $286.97   $  879.38   $1,497.29   $3,161.01
with IPP Rider.....................  $333.00   $1,015.76   $1,721.52   $3,591.68
with EBB Rider.....................  $317.66   $  970.45   $1,647.27   $3,450.28
with IPP & EBB Riders..............  $363.69   $1,106.83   $1,871.49   $3,880.94
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $296.18   $  906.77   $1,542.51   $3,248.75
with IPP Rider.....................  $342.16   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.....................  $326.84   $  997.58   $1,691.75   $3,535.15
with IPP & EBB Riders..............  $372.82   $1,133.59   $1,914.95   $3,961.62
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.................  $198.95   $  615.01   $1,056.48   $2,281.85
with IPP Rider.....................  $245.38   $  755.04   $1,290.97   $2,754.86
with EBB Rider.....................  $229.90   $  708.50   $1,213.30   $2,599.55
with IPP & EBB Riders..............  $276.33   $  848.53   $1,447.79   $3,072.58
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders.................  $265.47   $  815.25   $1,391.12   $2,953.18
with IPP Rider.....................  $311.60   $  952.52   $1,617.81   $3,393.89
with EBB Rider.....................  $296.22   $  906.91   $1,542.74   $3,249.18
with IPP & EBB Riders..............  $342.35   $1,044.17   $1,769.42   $3,689.88

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders.................  $  871.89   $  692.34   $1,186.26   $2,545.16   $  871.89   $1,375.85   $1,804.85   $2,545.16
with IPP Rider.....................  $  915.28   $  831.29   $1,417.73   $3,005.53   $  915.28   $1,505.60   $2,022.51   $3,005.53
with EBB Rider.....................  $  900.82   $  785.11   $1,341.05   $2,854.34   $  900.82   $1,462.48   $1,950.40   $2,854.34
with IPP & EBB Riders..............  $  944.21   $  924.09   $1,572.54   $3,314.72   $  944.21   $1,592.26   $2,168.08   $3,314.72

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders.................  $224.54   $  692.34   $1,186.26   $2,545.16
with IPP Rider.....................  $270.85   $  831.29   $1,417.73   $3,005.53
with EBB Rider.....................  $255.41   $  785.11   $1,341.05   $2,854.34
with IPP & EBB Riders..............  $301.72   $  924.09   $1,572.54   $3,314.72


                                       18.1

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.................  $  873.81   $  698.50   $1,196.58   $2,565.95   $  873.81   $1,381.60   $1,814.55   $2,565.95
with IPP Rider.....................  $  917.19   $  837.39   $1,427.83   $3,025.32   $  917.19   $1,511.29   $2,032.00   $3,025.32
with EBB Rider.....................  $  902.73   $  791.24   $1,351.22   $2,874.46   $  902.73   $1,468.20   $1,959.97   $2,874.46
with IPP & EBB Riders..............  $  946.11   $  930.11   $1,582.45   $3,333.82   $  946.11   $1,597.87   $2,177.39   $3,333.82

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders.................  $  902.58   $  790.74   $1,350.40   $2,872.86   $  902.58   $1,467.74   $1,959.19   $2,872.86
with IPP Rider.....................  $  945.83   $  928.35   $1,578.07   $3,317.45   $  945.83   $1,596.23   $2,173.27   $3,317.45
with EBB Rider.....................  $  931.41   $  882.63   $1,502.67   $3,171.46   $  931.41   $1,553.54   $2,102.37   $3,171.46
with IPP & EBB Riders..............  $  974.67   $1,020.24   $1,730.32   $3,616.04   $  974.67   $1,682.04   $2,316.42   $3,616.04

CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.................  $  903.54   $  793.82   $1,355.52   $2,882.94   $  903.54   $1,470.61   $1,964.00   $2,882.94
with IPP Rider.....................  $  946.79   $  931.38   $1,583.05   $3,327.04   $  946.79   $1,599.06   $2,177.95   $3,327.04
with EBB Rider.....................  $  932.37   $  885.67   $1,507.69   $3,181.21   $  932.37   $1,556.38   $2,107.09   $3,181.21
with IPP & EBB Riders..............  $  975.62   $1,023.24   $1,735.22   $3,625.32   $  975.62   $1,684.84   $2,321.04   $3,625.32

COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $  925.59   $  864.12   $1,472.08   $3,111.90   $  925.59   $1,536.26   $2,073.61   $3,111.90
with IPP Rider.....................  $  968.74   $1,000.73   $1,696.92   $3,544.97   $  968.74   $1,663.82   $2,285.01   $3,544.97
with EBB Rider.....................  $  954.36   $  955.34   $1,622.45   $3,402.77   $  954.36   $1,621.43   $2,214.99   $3,402.77
with IPP & EBB Riders..............  $  997.51   $1,091.94   $1,847.27   $3,835.82   $  997.51   $1,748.99   $2,426.38   $3,835.82

DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders.................  $  892.99   $  760.07   $1,299.36   $2,771.57   $  892.99   $1,439.09   $1,911.20   $2,771.57
with IPP Rider.....................  $  936.28   $  898.10   $1,528.20   $3,221.04   $  936.28   $1,567.98   $2,126.38   $3,221.04
with EBB Rider.....................  $  921.85   $  852.23   $1,452.40   $3,073.44   $  921.85   $1,525.16   $2,055.11   $3,073.44
with IPP & EBB Riders..............  $  965.15   $  990.27   $1,681.25   $3,522.91   $  965.15   $1,654.05   $2,270.29   $3,522.91

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders.................  $  878.61   $  713.93   $1,222.37   $2,617.75   $  878.61   $1,396.01   $1,838.80   $2,617.75
with IPP Rider.....................  $  921.97   $  852.60   $1,453.00   $3,074.60   $  921.97   $1,525.50   $2,055.67   $3,074.60
with EBB Rider.....................  $  907.52   $  806.51   $1,376.61   $2,924.60   $  907.52   $1,482.46   $1,983.83   $2,924.60
with IPP & EBB Riders..............  $  950.88   $  945.18   $1,607.24   $3,381.46   $  950.88   $1,611.95   $2,200.70   $3,381.46

FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders.................  $  869.02   $  683.08   $1,170.76   $2,513.90   $  869.02   $1,367.20   $1,790.27   $2,513.90
with IPP Rider.....................  $  912.42   $  822.17   $1,402.59   $2,975.77   $  912.42   $1,497.08   $2,008.27   $2,975.77
with EBB Rider.....................  $  897.95   $  775.96   $1,325.80   $2,824.11   $  897.95   $1,453.93   $1,936.06   $2,824.11
with IPP & EBB Riders..............  $  941.36   $  915.04   $1,557.64   $3,285.96   $  941.36   $1,583.81   $2,154.06   $3,285.96

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $  905.46   $  799.95   $1,365.70   $2,903.06   $  905.46   $1,476.34   $1,973.58   $2,903.06
with IPP Rider.....................  $  948.70   $  937.44   $1,593.00   $3,346.20   $  948.70   $1,604.72   $2,187.30   $3,346.20
with EBB Rider.....................  $  934.29   $  891.74   $1,517.71   $3,200.69   $  934.29   $1,562.05   $2,116.51   $3,200.69
with IPP & EBB Riders..............  $  977.53   $1,029.23   $1,745.01   $3,643.81   $  977.53   $1,690.43   $2,330.24   $3,643.81

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.................  $226.58   $  698.50   $1,196.58   $2,565.95
with IPP Rider.....................  $272.88   $  837.39   $1,427.83   $3,025.32
with EBB Rider.....................  $257.45   $  791.24   $1,351.22   $2,874.46
with IPP & EBB Riders..............  $303.75   $  930.11   $1,582.45   $3,333.82
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders.................  $257.29   $  790.74   $1,350.40   $2,872.86
with IPP Rider.....................  $303.45   $  928.35   $1,578.07   $3,317.45
with EBB Rider.....................  $288.06   $  882.63   $1,502.67   $3,171.46
with IPP & EBB Riders..............  $334.22   $1,020.24   $1,730.32   $3,616.04
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.................  $258.32   $  793.82   $1,355.52   $2,882.94
with IPP Rider.....................  $304.47   $  931.38   $1,583.05   $3,327.04
with EBB Rider.....................  $289.09   $  885.67   $1,507.69   $3,181.21
with IPP & EBB Riders..............  $335.24   $1,023.24   $1,735.22   $3,625.32
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $281.85   $  864.12   $1,472.08   $3,111.90
with IPP Rider.....................  $327.90   $1,000.73   $1,696.92   $3,544.97
with EBB Rider.....................  $312.55   $  955.34   $1,622.45   $3,402.77
with IPP & EBB Riders..............  $358.60   $1,091.94   $1,847.27   $3,835.82
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders.................  $247.05   $  760.07   $1,299.36   $2,771.57
with IPP Rider.....................  $293.26   $  898.10   $1,528.20   $3,221.04
with EBB Rider.....................  $277.86   $  852.23   $1,452.40   $3,073.44
with IPP & EBB Riders..............  $324.07   $  990.27   $1,681.25   $3,522.91
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders.................  $231.71   $  713.93   $1,222.37   $2,617.75
with IPP Rider.....................  $277.98   $  852.60   $1,453.00   $3,074.60
with EBB Rider.....................  $262.56   $  806.51   $1,376.61   $2,924.60
with IPP & EBB Riders..............  $308.83   $  945.18   $1,607.24   $3,381.46
FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders.................  $221.47   $  683.08   $1,170.76   $2,513.90
with IPP Rider.....................  $267.79   $  822.17   $1,402.59   $2,975.77
with EBB Rider.....................  $252.35   $  775.96   $1,325.80   $2,824.11
with IPP & EBB Riders..............  $298.68   $  915.04   $1,557.64   $3,285.96
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $260.36   $  799.95   $1,365.70   $2,903.06
with IPP Rider.....................  $306.51   $  937.44   $1,593.00   $3,346.20
with EBB Rider.....................  $291.13   $  891.74   $1,517.71   $3,200.69
with IPP & EBB Riders..............  $337.28   $1,029.23   $1,745.01   $3,643.81

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders.................  $  869.97   $  686.17   $1,175.93   $2,524.34   $  869.97   $1,370.08   $1,795.14   $2,524.34
with IPP Rider.....................  $  913.37   $  825.21   $1,407.64   $2,985.69   $  913.37   $1,499.92   $2,013.02   $2,985.69
with EBB Rider.....................  $  898.91   $  779.01   $1,330.89   $2,834.19   $  898.91   $1,456.78   $1,940.85   $2,834.19
with IPP & EBB Riders..............  $  942.31   $  918.05   $1,562.61   $3,295.57   $  942.31   $1,586.62   $2,158.74   $3,295.57

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.................  $  873.81   $  698.50   $1,196.58   $2,565.95   $  873.81   $1,381.60   $1,814.55   $2,565.95
with IPP Rider.....................  $  917.19   $  837.39   $1,427.83   $3,025.32   $  917.19   $1,511.29   $2,032.00   $3,025.32
with EBB Rider.....................  $  902.73   $  791.24   $1,351.22   $2,874.46   $  902.73   $1,468.20   $1,959.97   $2,874.46
with IPP & EBB Riders..............  $  946.11   $  930.11   $1,582.45   $3,333.82   $  946.11   $1,597.87   $2,177.39   $3,333.82

MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders.................  $  899.71   $  781.55   $1,335.12   $2,842.58   $  899.71   $1,459.15   $1,944.82   $2,842.58
with IPP Rider.....................  $  942.97   $  919.28   $1,563.12   $3,288.61   $  942.97   $1,587.77   $2,159.21   $3,288.61
with EBB Rider.....................  $  928.55   $  873.52   $1,487.61   $3,142.17   $  928.55   $1,545.03   $2,088.21   $3,142.17
with IPP & EBB Riders..............  $  971.82   $1,011.26   $1,715.63   $3,588.20   $  971.82   $1,673.65   $2,302.61   $3,588.20

MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders.................  $  904.50   $  796.87   $1,360.60   $2,893.01   $  904.50   $1,473.46   $1,968.79   $2,893.01
with IPP Rider.....................  $  947.74   $  934.40   $1,588.02   $3,336.61   $  947.74   $1,601.89   $2,182.62   $3,336.61
with EBB Rider.....................  $  933.33   $  888.70   $1,512.70   $3,190.96   $  933.33   $1,559.21   $2,111.81   $3,190.96
with IPP & EBB Riders..............  $  976.57   $1,026.22   $1,740.11   $3,634.55   $  976.57   $1,687.63   $2,325.63   $3,634.55

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $  925.59   $  864.12   $1,472.08   $3,111.90   $  925.59   $1,536.26   $2,073.61   $3,111.90
with IPP Rider.....................  $  968.74   $1,000.73   $1,696.92   $3,544.97   $  968.74   $1,663.82   $2,285.01   $3,544.97
with EBB Rider.....................  $  954.36   $  955.34   $1,622.45   $3,402.77   $  954.36   $1,621.43   $2,214.99   $3,402.77
with IPP & EBB Riders..............  $  997.51   $1,091.94   $1,847.27   $3,835.82   $  997.51   $1,748.99   $2,426.38   $3,835.82

NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $  928.48   $  873.28   $1,487.23   $3,141.41   $  928.48   $1,544.81   $2,087.85   $3,141.41
with IPP Rider.....................  $  971.61   $1,009.76   $1,711.70   $3,573.03   $  971.61   $1,672.25   $2,298.91   $3,573.03
with EBB Rider.....................  $  957.23   $  964.41   $1,637.34   $3,431.30   $  957.23   $1,629.91   $2,229.00   $3,431.30
with IPP & EBB Riders..............  $1,000.37   $1,100.88   $1,861.82   $3,862.94   $1,000.37   $1,757.33   $2,440.06   $3,862.94

ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $  941.90   $  915.89   $1,557.54   $3,277.82   $  941.90   $1,584.60   $2,153.96   $3,277.82
with IPP Rider.....................  $  984.98   $1,051.78   $1,780.38   $3,702.87   $  984.98   $1,711.49   $2,363.48   $3,702.87
with EBB Rider.....................  $  970.62   $1,006.63   $1,706.57   $3,563.30   $  970.62   $1,669.33   $2,294.08   $3,563.30
with IPP & EBB Riders..............  $1,013.69   $1,142.52   $1,929.41   $3,988.35   $1,013.69   $1,796.21   $2,503.61   $3,988.35

ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $  919.84   $  845.82   $1,441.79   $3,052.68   $  919.84   $1,519.17   $2,045.13   $3,052.68
with IPP Rider.....................  $  963.02   $  982.67   $1,667.32   $3,488.60   $  963.02   $1,646.95   $2,257.18   $3,488.60
with EBB Rider.....................  $  948.62   $  937.20   $1,592.62   $3,345.46   $  948.62   $1,604.50   $2,186.94   $3,345.46
with IPP & EBB Riders..............  $  991.80   $1,074.05   $1,818.15   $3,781.38   $  991.80   $1,732.28   $2,399.00   $3,781.38

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders.................  $222.49   $  686.17   $1,175.93   $2,524.34
with IPP Rider.....................  $268.81   $  825.21   $1,407.64   $2,985.69
with EBB Rider.....................  $253.37   $  779.01   $1,330.89   $2,834.19
with IPP & EBB Riders..............  $299.69   $  918.05   $1,562.61   $3,295.57
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.................  $226.58   $  698.50   $1,196.58   $2,565.95
with IPP Rider.....................  $272.88   $  837.39   $1,427.83   $3,025.32
with EBB Rider.....................  $257.45   $  791.24   $1,351.22   $2,874.46
with IPP & EBB Riders..............  $303.75   $  930.11   $1,582.45   $3,333.82
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders.................  $254.22   $  781.55   $1,335.12   $2,842.58
with IPP Rider.....................  $300.40   $  919.28   $1,563.12   $3,288.61
with EBB Rider.....................  $285.01   $  873.52   $1,487.61   $3,142.17
with IPP & EBB Riders..............  $331.18   $1,011.26   $1,715.63   $3,588.20
MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders.................  $259.33   $  796.87   $1,360.60   $2,893.01
with IPP Rider.....................  $305.49   $  934.40   $1,588.02   $3,336.61
with EBB Rider.....................  $290.10   $  888.70   $1,512.70   $3,190.96
with IPP & EBB Riders..............  $336.25   $1,026.22   $1,740.11   $3,634.55
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $281.85   $  864.12   $1,472.08   $3,111.90
with IPP Rider.....................  $327.90   $1,000.73   $1,696.92   $3,544.97
with EBB Rider.....................  $312.55   $  955.34   $1,622.45   $3,402.77
with IPP & EBB Riders..............  $358.60   $1,091.94   $1,847.27   $3,835.82
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $284.93   $  873.28   $1,487.23   $3,141.41
with IPP Rider.....................  $330.96   $1,009.76   $1,711.70   $3,573.03
with EBB Rider.....................  $315.62   $  964.41   $1,637.34   $3,431.30
with IPP & EBB Riders..............  $361.65   $1,100.88   $1,861.82   $3,862.94
ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $299.25   $  915.89   $1,557.54   $3,277.82
with IPP Rider.....................  $345.23   $1,051.78   $1,780.38   $3,702.87
with EBB Rider.....................  $329.90   $1,006.63   $1,706.57   $3,563.30
with IPP & EBB Riders..............  $375.87   $1,142.52   $1,929.41   $3,988.35
ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $275.71   $  845.82   $1,441.79   $3,052.68
with IPP Rider.....................  $321.79   $  982.67   $1,667.32   $3,488.60
with EBB Rider.....................  $306.43   $  937.20   $1,592.62   $3,345.46
with IPP & EBB Riders..............  $352.51   $1,074.05   $1,818.15   $3,781.38

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders.................  $  896.82   $  772.35   $1,319.81   $2,812.20   $  896.82   $1,450.56   $1,930.43   $2,812.20
with IPP Rider.....................  $  940.10   $  910.21   $1,548.17   $3,259.73   $  940.10   $1,579.29   $2,145.16   $3,259.73
with EBB Rider.....................  $  925.68   $  864.39   $1,472.53   $3,112.77   $  925.68   $1,536.51   $2,074.03   $3,112.77
with IPP & EBB Riders..............  $  968.96   $1,002.26   $1,700.90   $3,560.28   $  968.96   $1,665.25   $2,288.77   $3,560.28

VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $  927.51   $  870.22   $1,482.17   $3,131.58   $  927.51   $1,541.96   $2,083.10   $3,131.58
with IPP Rider.....................  $  970.65   $1,006.75   $1,706.77   $3,563.68   $  970.65   $1,669.44   $2,294.28   $3,563.68
with EBB Rider.....................  $  956.27   $  961.38   $1,632.38   $3,421.80   $  956.27   $1,627.08   $2,224.33   $3,421.80
with IPP & EBB Riders..............  $  999.41   $1,097.89   $1,856.96   $3,853.90   $  999.41   $1,754.55   $2,435.49   $3,853.90

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.................  $  974.51   $1,018.87   $1,726.61   $3,601.30   $  974.51   $1,680.76   $2,312.92   $3,601.30
with IPP Rider.....................  $1,017.44   $1,153.33   $1,945.49   $4,010.70   $1,017.44   $1,806.31   $2,518.72   $4,010.70
with EBB Rider.....................  $1,003.13   $1,108.66   $1,873.00   $3,876.29   $1,003.13   $1,764.60   $2,450.56   $3,876.29
with IPP & EBB Riders..............  $1,046.06   $1,243.12   $2,091.89   $4,285.68   $1,046.06   $1,890.15   $2,656.37   $4,285.68

VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $  932.31   $  885.47   $1,507.35   $3,180.57   $  932.31   $1,556.19   $2,106.77   $3,180.57
with IPP Rider.....................  $  975.43   $1,021.78   $1,731.36   $3,610.32   $  975.43   $1,683.47   $2,317.39   $3,610.32
with EBB Rider.....................  $  961.06   $  976.48   $1,657.16   $3,469.20   $  961.06   $1,641.18   $2,247.63   $3,469.20
with IPP & EBB Riders..............  $1,004.18   $1,112.79   $1,881.18   $3,898.95   $1,004.18   $1,768.46   $2,458.26   $3,898.95

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders.................  $251.15   $  772.35   $1,319.81   $2,812.20
with IPP Rider.....................  $297.34   $  910.21   $1,548.17   $3,259.73
with EBB Rider.....................  $281.94   $  864.39   $1,472.53   $3,112.77
with IPP & EBB Riders..............  $328.13   $1,002.26   $1,700.90   $3,560.28
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $283.90   $  870.22   $1,482.17   $3,131.58
with IPP Rider.....................  $329.94   $1,006.75   $1,706.77   $3,563.68
with EBB Rider.....................  $314.59   $  961.38   $1,632.38   $3,421.80
with IPP & EBB Riders..............  $360.63   $1,097.89   $1,856.96   $3,853.90
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.................  $334.05   $1,018.87   $1,726.61   $3,601.30
with IPP Rider.....................  $379.87   $1,153.33   $1,945.49   $4,010.70
with EBB Rider.....................  $364.60   $1,108.66   $1,873.00   $3,876.29
with IPP & EBB Riders..............  $410.41   $1,243.12   $2,091.89   $4,285.68
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $289.02   $  885.47   $1,507.35   $3,180.57
with IPP Rider.....................  $335.04   $1,021.78   $1,731.36   $3,610.32
with EBB Rider.....................  $319.70   $  976.48   $1,657.16   $3,469.20
with IPP & EBB Riders..............  $365.72   $1,112.79   $1,881.18   $3,898.95

     QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY?

     A LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the Separate Account, or to the Fixed Accounts. In addition, you may also allocate premium payments to the DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Accounts and the DCA Advantage Plan Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT


             The Separate Account currently consists of 74 Investment Divisions, 44 of which are available under this policy. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (ii) FIXED ACCOUNTS

             Each premium payment, or the portion of any premium payment, you allocate to either of the Fixed Accounts will earn an interest rate at least equal to the guaranteed interest rate.

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic Dollar Cost Averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the 1-Year Fixed Account. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNTS?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. Transfers from the Investment Divisions or the 1-Year Fixed Account into the 3-Year Fixed Account are not permitted. (See "THE FIXED ACCOUNTS.") Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. However, We reserve the right to impose a fee of $30 per transfer after the first 12 in a given Policy Year. (See "THE POLICIES--Transfers.")

     You can make transfers to the Investment Divisions from the Fixed Accounts and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "THE FIXED ACCOUNTS" and "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options described in this Prospectus. You may not transfer money into the 1-Year Fixed Account if you transferred money out of either of the Fixed Accounts during the previous six-month period. Transfers into the 3-Year Fixed Account are not permitted.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge is 1.45% of the daily average Variable Accumulation Value. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first seven Payment

Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

PAYMENT YEAR                                                  SURRENDER CHARGE
------------                                                  ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         6%
6...........................................................         5%
7...........................................................         4%
8+..........................................................         0%

     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")

     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your Registered Representative to determine the percentages We are currently charging before you select the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time.

     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should consult with your Registered Representative to determine the percentages We are currently charging before you select the EBB Rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You can make additional premium payments of at least $500 or such lower amount as We may permit at any time. In the states of Alabama, Maryland,

Massachusetts, New Jersey, Oregon and Washington, additional premium payments are allowed only during the first Policy Year. Additional premium payments must be at least $500 or such lower amount as We may permit. Premium payments may be sent to NYLIAC at the address listed in Question 15 of this prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,500,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Accounts and DCA Advantage Plan Accounts you have selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment in the Investment Divisions (including the DCA Advantage Plan Accounts), plus the Fixed Accounts. Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages), you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative (except the DCA Advantage Plan Accounts), is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS ARE SUBJECT TO OUR SUITABILITY STANDARDS.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, if the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:


        (a) the Accumulation Value, less any outstanding loan balance,


        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, less any rider charges; or

        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary.

     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EBB and ESC Riders for details.


12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?


     You can cancel the policy by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior partial withdrawals, We will return the Accumulation Value on the date We receive the policy. We will set forth the provision in your Policy.


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "DISTRIBUTIONS UNDER THE POLICY--Loans.")

15. HOW DO I CONTACT NYLIAC?

                          GENERAL INQUIRIES AND WRITTEN REQUESTS  PREMIUM PAYMENTS AND LOAN PAYMENTS
                          --------------------------------------  ----------------------------------
REGULAR MAIL              NYLIAC Variable Products Service        NYLIAC
                          Center                                  75 Remittance Drive
                          Madison Square Station                  Suite 3021
                          P.O. Box 922                            Chicago, IL 60675-3021
                          New York, NY 10159

EXPRESS MAIL              NYLIAC Variable Products Service        NYLIAC, Suite 3021
                          Center                                  c/o The Northern Trust Bank
                          51 Madison Avenue                       350 North Orleans Street
                          Room 651                                Receipt & Dispatch, 8th Floor
                          New York, NY 10010                      Chicago, IL 60654

CUSTOMER SERVICE          (800) 598-2019
AND INTERACTIVE
VOICE
RESPONSE SYSTEM


     You may send service requests to Us at the Variable Products Service Center ("VPSC") addresses listed above. In addition, as described below, you can contact Us through the Internet at Our Virtual Service Center ("VSC") and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See "Virtual Service Center and Interactive Voice Response System.") We make telephone/Web (IVR and VSC) services available at our discretion. In addition, availability of telephone/Web (IVR and VSC) services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. Faxed requests are not acceptable and will not be honored at any time. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2005, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.


                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1, except where indicated.


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                                 MAINSTAY VP           MAINSTAY VP                     MAINSTAY VP
                                 BALANCED--           BASIC VALUE--                   BASIC VALUE--
                                SERVICE CLASS         SERVICE CLASS                   INITIAL CLASS
                                -------------   -------------------------   ----------------------------------
                                   2005(F)       2005     2004    2003(B)    2005     2004     2003    2002(A)
                                -------------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........    $10.00       $12.37   $11.29   $10.00    $11.06   $10.07   $ 7.99   $10.00
Accumulation Unit Value (end of
  period)......................    $10.45       $12.82   $12.37   $11.29    $11.49   $11.06   $10.07   $ 7.99
Number of Units Outstanding (in
  000s) (end of period)........     1,320          563      461      181       272      284      281      101

                                        MAINSTAY VP
                                          BOND--
                                       SERVICE CLASS
                                 -------------------------
                                  2005     2004    2003(B)
                                 ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $10.15   $ 9.92   $10.00
Accumulation Unit Value (end of
  period)......................  $10.19   $10.15   $ 9.92
Number of Units Outstanding (in
  000s) (end of period)........   2,275    1,649      592



                                            MAINSTAY VP                      MAINSTAY VP                    MAINSTAY VP
                                               BOND--                  CAPITAL APPRECIATION--          CAPITAL APPRECIATION--
                                           INITIAL CLASS                    SERVICE CLASS                  INITIAL CLASS
                                 ----------------------------------   -------------------------   --------------------------------
                                  2005     2004     2003    2002(A)    2005     2004    2003(B)    2005    2004    2003    2002(A)
                                 ------   ------   ------   -------   ------   ------   -------   ------   -----   -----   -------
Accumulation Unit Value
  (beginning of period)........  $11.39   $11.10   $10.77   $10.00    $11.41   $11.14   $10.00    $ 9.59   $9.34   $7.46   $10.00
Accumulation Unit Value (end of
  period)......................  $11.47   $11.39   $11.10   $10.77    $12.16   $11.41   $11.14    $10.25   $9.59   $9.34   $ 7.46
Number of Units Outstanding (in
  000s) (end of period)........   1,158    1,276    1,552      571       968      926      406       839     937     943      396


                                                                              MAINSTAY VP            MAINSTAY VP
                                             MAINSTAY VP                    COMMON STOCK--         COMMON STOCK--
                                           CASH MANAGEMENT                   SERVICE CLASS          INITIAL CLASS
                                 -----------------------------------   -------------------------   ---------------
                                  2005      2004     2003    2002(A)    2005     2004    2003(B)    2005     2004
                                 -------   ------   ------   -------   ------   ------   -------   ------   ------
Accumulation Unit Value
  (beginning of period)........  $  0.98   $ 0.99   $ 1.00    $1.00    $12.43   $11.40   $10.00    $11.00   $10.07
Accumulation Unit Value (end of
  period)......................  $  1.00   $ 0.98   $ 0.99    $1.00    $13.15   $12.43   $11.40    $11.68   $11.00
Number of Units Outstanding (in
  000s) (end of period)........   18,974   17,751   16,593    4,949     1,063      810      293       805      856

                                   MAINSTAY VP             MAINSTAY VP
                                  COMMON STOCK--          CONVERTIBLE--
                                  INITIAL CLASS           SERVICE CLASS
                                 ----------------   -------------------------
                                  2003    2002(A)    2005     2004    2003(B)
                                 ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $ 8.08   $10.00    $11.41   $10.94   $10.00
Accumulation Unit Value (end of
  period)......................  $10.07   $ 8.08    $11.96   $11.41   $10.94
Number of Units Outstanding (in
  000s) (end of period)........     870      367     2,141    1,754      644


                                                                             MAINSTAY VP            MAINSTAY VP
                                            MAINSTAY VP                      DEVELOPING             DEVELOPING
                                           CONVERTIBLE--                      GROWTH--               GROWTH--
                                           INITIAL CLASS                    SERVICE CLASS          INITIAL CLASS
                                 ----------------------------------   -------------------------   ---------------
                                  2005     2004     2003    2002(A)    2005     2004    2003(B)    2005     2004
                                 ------   ------   ------   -------   ------   ------   -------   ------   ------
Accumulation Unit Value
  (beginning of period)........  $11.68   $11.17   $ 9.27   $10.00    $12.09   $11.62   $10.00    $11.00   $10.54
Accumulation Unit Value (end of
  period)......................  $12.28   $11.68   $11.17   $ 9.27    $13.31   $12.09   $11.62    $12.15   $11.00
Number of Units Outstanding (in
  000s) (end of period)........     987    1,087    1,083      396       421      357      117       130      139

                                   MAINSTAY VP
                                    DEVELOPING        MAINSTAY VP
                                     GROWTH--       FLOATING RATE--
                                  INITIAL CLASS      SERVICE CLASS
                                 ----------------   ---------------
                                  2003    2002(A)       2005(F)
                                 ------   -------   ---------------
Accumulation Unit Value
  (beginning of period)........  $ 7.72   $10.00        $10.00
Accumulation Unit Value (end of
  period)......................  $10.54   $ 7.72        $10.09
Number of Units Outstanding (in
  000s) (end of period)........     132       42         1,052



(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(f) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                                                                                                        MAINSTAY VP
                                       MAINSTAY VP                     MAINSTAY VP                      HIGH YIELD
                                       GOVERNMENT--                    GOVERNMENT--                  CORPORATE BOND--
                                      SERVICE CLASS                   INITIAL CLASS                    SERVICE CLASS
                                 ------------------------   ----------------------------------   -------------------------
                                  2005    2004    2003(B)    2005     2004     2003    2002(A)    2005     2004    2003(B)
                                 ------   -----   -------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $ 9.91   $9.76   $10.00    $10.98   $10.78   $10.74   $10.00    $12.71   $11.47   $10.00
Accumulation Unit Value (end of
  period)......................  $ 9.97   $9.91   $ 9.76    $11.08   $10.98   $10.78   $10.74    $12.86   $12.71   $11.47
Number of Units Outstanding (in
  000s) (end of period)........   1,481   1,136      425     1,082    1,262    1,641      865     8,052    6,041    2,224

                                            MAINSTAY VP
                                             HIGH YIELD
                                          CORPORATE BOND--
                                           INITIAL CLASS
                                 ----------------------------------
                                  2005     2004     2003    2002(A)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $14.44   $12.99   $ 9.67   $10.00
Accumulation Unit Value (end of
  period)......................  $14.65   $14.44   $12.99   $ 9.67
Number of Units Outstanding (in
  000s) (end of period)........   2,554    2,920    2,759      776


                                        MAINSTAY VP                     MAINSTAY VP
                                         INCOME &                         INCOME &                       MAINSTAY VP
                                         GROWTH--                         GROWTH--                 INTERNATIONAL EQUITY--
                                       SERVICE CLASS                   INITIAL CLASS                    SERVICE CLASS
                                 -------------------------   ----------------------------------   -------------------------
                                  2005     2004    2003(B)    2005     2004     2003    2002(A)    2005     2004    2003(B)
                                 ------   ------   -------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $12.53   $11.32   $10.00    $11.48   $10.34   $ 8.15   $10.00    $13.38   $11.60   $10.00
Accumulation Unit Value (end of
  period)......................  $12.91   $12.53   $11.32    $11.85   $11.48   $10.34   $ 8.15    $14.21   $13.38   $11.60
Number of Units Outstanding (in
  000s) (end of period)........     590      410      123       200      214      195       65     1,829    1,027      246


                                            MAINSTAY VP
                                       INTERNATIONAL EQUITY--
                                           INITIAL CLASS
                                 ----------------------------------
                                  2005     2004     2003    2002(A)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $13.07   $11.30   $ 8.82   $10.00
Accumulation Unit Value (end of
  period)......................  $13.91   $13.07   $11.30   $ 8.82
Number of Units Outstanding (in
  000s) (end of period)........     417      351      291       80


                                        MAINSTAY VP                     MAINSTAY VP                      MAINSTAY VP
                                    LARGE CAP GROWTH--               LARGE CAP GROWTH--                MID CAP CORE--
                                       SERVICE CLASS                   INITIAL CLASS                    SERVICE CLASS
                                 -------------------------   ----------------------------------   -------------------------
                                  2005     2004    2003(B)    2005     2004     2003    2002(A)    2005     2004    2003(B)
                                 ------   ------   -------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $10.65   $11.09   $10.00    $ 9.60   $ 9.97   $ 7.90   $10.00    $14.09   $11.73   $10.00
Accumulation Unit Value (end of
  period)......................  $10.93   $10.65   $11.09    $ 9.87   $ 9.60   $ 9.97   $ 7.90    $16.05   $14.09   $11.73
Number of Units Outstanding (in
  000s) (end of period)........     505      480      201       304      364      362      141     1,220      719      228

                                            MAINSTAY VP
                                           MID CAP CORE--
                                           INITIAL CLASS
                                 ----------------------------------
                                  2005     2004     2003    2002(A)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $13.10   $10.88   $ 8.14   $10.00
Accumulation Unit Value (end of
  period)......................  $14.96   $13.10   $10.88   $ 8.14
Number of Units Outstanding (in
  000s) (end of period)........     456      445      393      152


                                        MAINSTAY VP                     MAINSTAY VP                      MAINSTAY VP
                                     MID CAP GROWTH--                 MID CAP GROWTH--                 MID CAP VALUE--
                                       SERVICE CLASS                   INITIAL CLASS                    SERVICE CLASS
                                 -------------------------   ----------------------------------   -------------------------
                                  2005     2004    2003(B)    2005     2004     2003    2002(A)    2005     2004    2003(B)
                                 ------   ------   -------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $14.26   $11.83   $10.00    $12.09   $10.01   $ 7.01   $10.00    $13.40   $11.59   $10.00
Accumulation Unit Value (end of
  period)......................  $16.42   $14.26   $11.83    $13.96   $12.09   $10.01   $ 7.01    $13.92   $13.40   $11.59
Number of Units Outstanding (in
  000s) (end of period)........   1,884    1,224      432       672      657      592      199     2,741    1,580      442

                                            MAINSTAY VP
                                          MID CAP VALUE--
                                           INITIAL CLASS
                                 ----------------------------------
                                  2005     2004     2003    2002(A)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.92   $10.29   $ 8.09   $10.00
Accumulation Unit Value (end of
  period)......................  $12.42   $11.92   $10.29   $ 8.09
Number of Units Outstanding (in
  000s) (end of period)........   1,127    1,158    1,114      422


                                                                                                         MAINSTAY VP
                                        MAINSTAY VP                     MAINSTAY VP                       SMALL CAP
                                      S&P 500 INDEX--                 S&P 500 INDEX--                     GROWTH--
                                       SERVICE CLASS                   INITIAL CLASS                    SERVICE CLASS
                                 -------------------------   ----------------------------------   -------------------------
                                  2005     2004    2003(B)    2005     2004     2003    2002(A)    2005     2004    2003(B)
                                 ------   ------   -------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $12.23   $11.26   $10.00    $11.29   $10.37   $ 8.20   $10.00    $12.91   $12.01   $10.00
Accumulation Unit Value (end of
  period)......................  $12.59   $12.23   $11.26    $11.66   $11.29   $10.37   $ 8.20    $13.21   $12.91   $12.01
Number of Units Outstanding (in
  000s) (end of period)........   4,057    3,132    1,038     1,826    1,935    1,839      660     1,524    1,122      353

                                            MAINSTAY VP
                                             SMALL CAP
                                              GROWTH--
                                           INITIAL CLASS
                                 ----------------------------------
                                  2005     2004     2003    2002(A)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.16   $10.35   $ 7.41   $10.00
Accumulation Unit Value (end of
  period)......................  $11.45   $11.16   $10.35   $ 7.41
Number of Units Outstanding (in
  000s) (end of period)........     677      726      726      243





                                        MAINSTAY VP                     MAINSTAY VP                      MAINSTAY VP
                                      TOTAL RETURN--                   TOTAL RETURN--                      VALUE--
                                       SERVICE CLASS                   INITIAL CLASS                    SERVICE CLASS
                                 -------------------------   ----------------------------------   -------------------------
                                  2005     2004    2003(B)    2005     2004     2003    2002(A)    2005     2004    2003(B)
                                 ------   ------   -------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.35   $10.86   $10.00    $10.79   $10.29   $ 8.73   $10.00    $12.82   $11.72   $10.00
Accumulation Unit Value (end of
  period)......................  $11.88   $11.35   $10.86    $11.33   $10.79   $10.29   $ 8.73    $13.39   $12.82   $11.72
Number of Units Outstanding (in
  000s) (end of period)........     842      749      299       573      636      647      236     1,409    1,101      392

                                            MAINSTAY VP
                                              VALUE--
                                           INITIAL CLASS
                                 ----------------------------------
                                  2005     2004     2003    2002(A)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $10.56   $ 9.63   $ 7.67   $10.00
Accumulation Unit Value (end of
  period)......................  $11.06   $10.56   $ 9.63   $ 7.67
Number of Units Outstanding (in
  000s) (end of period)........   1,046    1,135    1,147      505



(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

                                              ALGER AMERICAN                   ALGER AMERICAN
                                                   SMALL                           SMALL
                                             CAPITALIZATION--                 CAPITALIZATION--
                                                  CLASS S                         CLASS O
                                                  SHARES                           SHARES
                                         -------------------------   ----------------------------------
                                          2005     2004    2003(B)    2005     2004     2003    2002(A)
                                         ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $13.88   $12.11   $10.00    $13.20   $11.49   $ 8.19   $10.00
Accumulation Unit Value
  (end of period)......................  $15.95   $13.88   $12.11    $15.20   $13.20   $11.49   $ 8.19
Number of Units Outstanding
  (in 000s) (end of period)............     685      432      132       204      185      175       46


                                                   CALVERT SOCIAL
                                                 BALANCED PORTFOLIO
                                         ----------------------------------
                                          2005     2004     2003    2002(A)
                                         ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.58   $10.85   $ 9.23   $10.00
Accumulation Unit Value
  (end of period)......................  $12.06   $11.58   $10.85   $ 9.23
Number of Units Outstanding
  (in 000s) (end of period)............     421      382      210       38


                                          COLUMBIA SMALL
                                            CAP VALUE
                                              FUND,                DREYFUS IP                       DREYFUS IP
                                             VARIABLE              TECHNOLOGY                       TECHNOLOGY
                                             SERIES--               GROWTH--                         GROWTH--
                                             CLASS B              SERVICE CLASS                   INITIAL CLASS
                                         ----------------   -------------------------   ----------------------------------
                                          2005    2004(E)    2005     2004    2003(B)    2005     2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $10.54   $10.00    $11.54   $11.68   $10.00    $10.55   $10.65   $ 7.16   $10.00
Accumulation Unit Value
  (end of period)......................  $10.96   $10.54    $11.77   $11.54   $11.68    $10.79   $10.55   $10.65   $ 7.16
Number of Units Outstanding
  (in 000s) (end of period)............     495       41       597      512      230       200      228      207       51


                                              FIDELITY(R) VIP
                                              CONTRAFUND(R)--
                                              SERVICE CLASS 2
                                         -------------------------
                                          2005     2004    2003(B)
                                         ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $13.41   $11.82   $10.00
Accumulation Unit Value
  (end of period)......................  $15.42   $13.41   $11.82
Number of Units Outstanding
  (in 000s) (end of period)............   3,612    2,004      467


                                                  FIDELITY(R) VIP                  FIDELITY(R) VIP        FIDELITY(R) VIP
                                                  CONTRAFUND(R)--                  EQUITY-INCOME--        EQUITY-INCOME--
                                                   INITIAL CLASS                   SERVICE CLASS 2         INITIAL CLASS
                                         ----------------------------------   -------------------------   ---------------
                                          2005     2004     2003    2002(A)    2005     2004    2003(B)    2005     2004
                                         ------   ------   ------   -------   ------   ------   -------   ------   ------
Accumulation Unit Value
  (beginning of period)................  $12.43   $10.93   $ 8.63   $10.00    $12.58   $11.48   $10.00    $11.51   $10.47
Accumulation Unit Value
  (end of period)......................  $14.33   $12.43   $10.93   $ 8.63    $13.09   $12.58   $11.48    $12.01   $11.51
Number of Units Outstanding
  (in 000s) (end of period)............  $1,259    1,149    1,070      425     2,307    1,542      421       782      801

                                       FIDELITY(R) VIP
                                         EQUITY-INCOME--
                                          INITIAL CLASS
                                         ----------------
                                          2003    2002(A)
                                         ------   -------
Accumulation Unit Value
  (beginning of period)................  $ 8.15   $10.00
Accumulation Unit Value
  (end of period)......................  $10.47   $ 8.15
Number of Units Outstanding
  (in 000s) (end of period)............     773      270



                                              FIDELITY(R) VIP               JANUS ASPEN                     JANUS ASPEN
                                                 MID CAP--               SERIES BALANCED--               SERIES BALANCED--
                                              SERVICE CLASS 2             SERVICE SHARES                INSTITUTIONAL SHARES
                                         -------------------------   -------------------------   ----------------------------------
                                          2005     2004    2003(C)    2005     2004    2003(B)    2005     2004     2003    2002(A)
                                         ------   ------   -------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $14.02   $11.41   $10.00    $11.22   $10.51   $10.00    $11.05   $10.33   $ 9.19   $10.00
Accumulation Unit Value
  (end of period)......................  $16.31   $14.02   $11.41    $11.91   $11.22   $10.51    $11.76   $11.05   $10.33   $ 9.19
Number of Units Outstanding
  (in 000s) (end of period)............   1,867    1,020       95     2,327    1,869      722     1,691    1,916    2,032      884






                                                JANUS ASPEN                    JANUS ASPEN                       MFS(R)
                                             SERIES WORLDWIDE                SERIES WORLDWIDE                   INVESTORS
                                                 GROWTH--                        GROWTH--                    TRUST SERIES--
                                              SERVICE SHARES               INSTITUTIONAL SHARES               SERVICE CLASS
                                         -------------------------   --------------------------------   -------------------------
                                          2005     2004    2003(B)    2005    2004    2003    2002(A)    2005     2004    2003(B)
                                         ------   ------   -------   ------   -----   -----   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.79   $11.44   $10.00    $ 9.83   $9.52   $7.79   $10.00    $12.02   $10.97   $10.00
Accumulation Unit Value
  (end of period)......................  $12.27   $11.79   $11.44    $10.25   $9.83   $9.52   $ 7.79    $12.68   $12.02   $10.97
Number of Units Outstanding
  (in 000s) (end of period)............     640      515      195       557     612     659      267       140       91       43



(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(c) For the period September 5, 2003 (commencement of operations) through December 31, 2003.


(e) For the period November 15, 2004 (commencement of operations) through December 31, 2004.

                                                      MFS(R)                          MFS(R)                MFS(R)
                                                     INVESTORS                       RESEARCH              RESEARCH
                                                  TRUST SERIES--                     SERIES--              SERIES--
                                                   INITIAL CLASS                  SERVICE CLASS          INITIAL CLASS
                                         ---------------------------------   ------------------------   ---------------
                                          2005     2004    2003    2002(A)    2005     2004     2003     2005     2004
                                         ------   ------   -----   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period)................  $10.75   $ 9.80   $8.14   $10.00    $12.25   $10.75   $10.00   $11.07   $ 9.69
Accumulation Unit Value
  (end of period)......................  $11.37   $10.75   $9.80   $ 8.14    $12.99   $12.25   $10.75   $11.76   $11.07
Number of Units Outstanding
  (in 000s) (end of period)............     113      123     126       57       168      131       43       96      102

                                             MFS(R)
                                            RESEARCH
                                            SERIES--
                                          INITIAL CLASS
                                         ---------------
                                         2003    2002(A)
                                         -----   -------
Accumulation Unit Value
  (beginning of period)................  $7.89   $10.00
Accumulation Unit Value
  (end of period)......................  $9.69   $ 7.89
Number of Units Outstanding
  (in 000s) (end of period)............    107       45






                                 MFS(R) UTILITIES    NEUBERGER BERMAN     ROYCE       ROYCE
                                     SERIES--          AMT MID-CAP      MICRO-CAP   SMALL-CAP          T. ROWE PRICE
                                   SERVICE CLASS     GROWTH--CLASS S    PORTFOLIO   PORTFOLIO   EQUITY INCOME PORTFOLIO--II
                                 -----------------   ----------------   ---------   ---------   ----------------------------
                                  2005     2004(D)    2005    2004(D)    2005(F)     2005(F)     2005      2004     2003(B)
                                 -------   -------   ------   -------   ---------   ---------   -------   -------   --------
Accumulation Unit Value
  (beginning of period)........  $14.67    $11.46    $12.95   $11.32     $10.00      $10.00     $12.68    $11.23     $10.00
Accumulation Unit Value (end of
  period)......................  $16.85    $14.67    $14.47   $12.95     $11.85      $10.98     $12.96    $12.68     $11.23
Number of Units Outstanding (in
  000s) (end of period)........   2,044       444       213      116        190         284      3,492     1,941        478



                                        T. ROWE PRICE EQUITY                  VAN ECK WORLDWIDE
                                        INCOME PORTFOLIO--I                      HARD ASSETS
                                 ----------------------------------   ----------------------------------
                                  2005     2004     2003    2002(A)    2005     2004     2003    2002(A)
                                 ------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.51   $10.17   $ 8.22   $10.00    $14.71   $12.04   $ 8.42   $10.00
Accumulation Unit Value (end of
  period)......................  $11.79   $11.51   $10.17   $ 8.22    $22.00   $14.71   $12.04   $ 8.42
Number of Units Outstanding (in
  000s) (end of period)........   1,236    1,154    1,084      420     1,242      480      121       39



                                      VAN KAMPEN UIF                                                  VICTORY VIF
                                     EMERGING MARKETS                  VAN KAMPEN UIF             DIVERSIFIED STOCK--
                                     EQUITY--CLASS II            EMERGING MARKETS--CLASS I           CLASS A SHARES
                                 -------------------------   ----------------------------------   --------------------
                                  2005     2004    2003(B)    2005     2004     2003    2002(A)     2005      2004(D)
                                 ------   ------   -------   ------   ------   ------   -------   --------   ---------
Accumulation Unit Value
  (beginning of period)........  $16.55   $13.65   $10.00    $14.10   $11.62   $ 7.88   $10.00     $10.90     $10.00
Accumulation Unit Value (end of
  period)......................  $21.82   $16.55   $13.65    $18.60   $14.10   $11.62   $ 7.88     $11.68     $10.90
Number of Units Outstanding (in
  000s) (end of period)........     582      287       53       203      139      110       58        361        147


(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

(d) For the period May 1, 2004 (commencement of operations) through December 31, 2004.


(f) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $69.4 billion at the end of 2005. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Accounts, the DCA Accounts and any other separate account of NYLIAC.


     The Separate Account currently has 74 Investment Divisions, 44 of which are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.


     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC), in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:



FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Conservative Allocation;
                                 Management LLC                      MainStay VP Growth Allocation;
                                                                     MainStay VP Moderate Allocation;
                                                                     MainStay VP Moderate Growth Allocation

                                 Subadviser: MacKay Shields LLC      MainStay VP Balanced;
                                 ("MacKay")                          MainStay VP Bond;
                                                                     MainStay VP Capital Appreciation;
                                                                     MainStay VP Cash Management;
                                                                     MainStay VP Common Stock;
                                                                     MainStay VP Convertible;
                                                                     MainStay VP Floating Rate;
                                                                     MainStay VP Government;
                                                                     MainStay VP High Yield Corporate Bond;
                                                                     MainStay VP International Equity;
                                                                     MainStay VP Mid Cap Core;
                                                                     MainStay VP Mid Cap Growth;
                                                                     MainStay VP Mid Cap Value;
                                                                     MainStay VP S&P 500 Index;
                                                                     MainStay VP Small Cap Growth;
                                                                     MainStay VP Total Return;
                                                                     MainStay VP Value

                                 Subadviser: American Century        MainStay VP Income & Growth
                                 Investment Management, Inc.

                                 Subadviser: The Dreyfus             MainStay VP Basic Value
                                 Corporation

                                 Subadviser: Winslow Capital         MainStay VP Large Cap Growth
                                 Management, Inc.

                                 Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                 LLC
-------------------------------------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
-------------------------------------------------------------------------------------------------------------------------

Calvert Variable Series, Inc.    Calvert Asset Management Advisor    Calvert Social Balanced Portfolio
                                 Inc.
                                 Subadviser: New Amsterdam Partners
                                 LLC SSgA Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------


FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable          Columbia Management Advisors Inc.   Columbia Small Cap Value Fund, Variable Series
Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance      Fidelity Management and Research
Products Fund                    Company
                                 Subadvisers: Fidelity Management &  Fidelity(R) VIP Contrafund(R)
                                 Research (U.K.) Inc. ("FMRUK"),
                                 Fidelity Management & Research
                                 (Far East) Inc. ("FMRFE"),
                                 Fidelity Investments Japan Limited
                                 ("FIJL"), FMR Co., Inc. ("FMRC")
                                 Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                 Subadvisers: FMRUK, FMRFE, FIJL,    Fidelity(R) VIP Mid Cap
                                 FMRC
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust  MFS(R) Investment Management        MFS(R) Investors Trust Series; MFS(R) Research
                                                                     Series; MFS(R) Utilities Series
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers        Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Subadviser: Neuberger Berman, LLC
-------------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund           Royce & Associates, LLC             Royce Micro-Cap Portfolio;
                                                                     Royce Small-Cap Portfolio
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
Inc.
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust
-------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
-------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       Victory Capital Management, Inc.    Victory VIF Diversified Stock
Funds
-------------------------------------------------------------------------------------------------------------------------



     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.


     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, SAI and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.


     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Accumulation Value and the DCA Advantage Plan Accounts may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death. The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. The policyowner may do so by using Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form, subject to any payment We made or other action taken We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.


     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the LifeStages(R) Essentials Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.


     The following chart outlines some of the different features for each LifeStages(R) variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

-----------------------------------------------------------------------------------------------------------------------------
                                                    LIFESTAGES(R) PREMIUM
                         LIFESTAGES(R) ESSENTIALS        PLUS ELITE           LIFESTAGES(R) ELITE     LIFESTAGES(R) PREMIUM
                             VARIABLE ANNUITY         VARIABLE ANNUITY         VARIABLE ANNUITY      PLUS II VARIABLE ANNUITY
-----------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period  7 Years (7%, 7%, 7%, 6%,   10 Years (8%, 8%, 8%,    8 Years (8%, 8%, 8%,    8 Years (8%, 8%, 8%, 7%,
                         6%, 5%, 4% -- based on    7%, 6%, 5%, 4%, 3%, 3%,   7%, 6%, 5%, 4%, 3% --   6%, 5%, 4%, 3% -- based
                          each premium payment       3% -- based on each           based on                    on
                                  date)            premium payment date)*    each premium payment     each premium payment
                                                                                    date)*                   date)*
-----------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan        Yes (6, 12, 18 month      Yes (6 month account)    Yes (6 month account)    Yes (6 month account)
                                accounts)
-----------------------------------------------------------------------------------------------------------------------------
Interest Sweep                     Yes                       Yes                      Yes                      Yes
-----------------------------------------------------------------------------------------------------------------------------
Premium Credit                     No                        Yes                      No                       Yes
-----------------------------------------------------------------------------------------------------------------------------
Fixed Account                      Yes                       Yes                      Yes                      Yes
                               - One-Year                 One-Year                 One-Year                 One-Year
                              - Three-Year
-----------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit      Annual reset to age 80           Optional                 Optional          Annual reset to age 80
Guarantee                                          Annual reset to age 80   Annual reset to age 80
-----------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit               N/A             Ages 65 or               Ages 65 or                         N/A
Reset Charge                                       younger:       0.30%     younger:       0.30%
                                                   Ages 66 to 75:   0.35%   Ages 66 to 75:   0.35%
-----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense             1.45%                     1.90%                    1.70%                    1.75%
Risk and Administrative  Based on assets of the       Based on Adjusted        Based on Adjusted     Based on assets of the
Costs Charge                Separate Account.         Premium Payments.        Premium Payments.        Separate Account.
                         Charge is reflected in    Charge is not reflected  Charge is not reflected  Charge is reflected in
                          the Accumulation Unit      in the Accumulation      in the Accumulation     the Accumulation Unit
                                  Value                  Unit Value               Unit Value                  Value
-----------------------------------------------------------------------------------------------------------------------------
Annual Policy Service              $30                       $30                      $30                      $30
Charge
-----------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value               $50,000                  $100,000                 $100,000                 $100,000
Required to Waive
Annual Policy Service
Charge
-----------------------------------------------------------------------------------------------------------------------------

-----------------------  -------------------------------------------------------------------------
                                                  LIFESTAGES(R) FLEXIBLE
                          LIFESTAGES(R) SELECT            PREMIUM           LIFESTAGES(R) ACCESS
                            VARIABLE ANNUITY         VARIABLE ANNUITY         VARIABLE ANNUITY
-----------------------  -------------------------------------------------------------------------
Surrender Charge Period  3 Years (8%, 8%, 7% --    9 Years (7%, 7%, 7%,             None
                                based on            6%, 5%, 4%, 3%, 2%,
                          each premium payment     1% -- based on policy
                                  date)                    date)
--------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan         Yes (6 and 12 month              No                       No
                                accounts)
-----------------------------------------------------------------------------------------------------------------------------
Interest Sweep                     Yes                      Yes                      No
-----------------------------------------------------------------------------------------------------------------------------
Premium Credit                     No                       No                       No
-----------------------------------------------------------------------------------------------------------------------------
Fixed Account                      Yes                      Yes                      Yes
                                One-Year                 One-Year                 One-Year
-----------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit      Annual reset to age 80   3 year reset to age 85   Annual reset to age 80
Guarantee
-----------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit               N/A                      N/A                      N/A
Reset Charge
-----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense             1.85%                    1.40%                    1.55%
Risk and Administrative  Based on assets of the   Based on assets of the   Based on assets of the
Costs Charge                Separate Account.        Separate Account.        Separate Account.
                         Charge is reflected in   Charge is reflected in   Charge is reflected in
                          the Accumulation Unit    the Accumulation Unit    the Accumulation Unit
                                  Value                    Value                    Value
-----------------------------------------------------------------------------------------------------------------------------
Annual Policy Service              $50                      $30                     $40*
Charge
-----------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value              $100,000                  $20,000                  $50,000
Required to Waive
Annual Policy Service
Charge
-----------------------------------------------------------------------------------------------------------------------------


     All policies and features may not be available in all jurisdictions.
 *  May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs;


     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering a Qualified Policy, or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral that are valuable, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:



     - A guaranteed death benefit, as explained in this prospectus.



     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.



     - A Fixed Account that features a guaranteed fixed interest rate.



     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions contained in the contract.



     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.



     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because you value the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.


     POLICY APPLICATION AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application. The application is sent to one of NYLIAC's Service Centers with your initial premium payment. If the application is complete and accurate and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt at the Service Center. If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policyowner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Code. If we issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid up in the death of any joint owner.


     We will allocate the initial premium payments to the Fixed Accounts or the DCA Advantage Plan Accounts and Investment Divisions you have chosen immediately. We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 15. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.


     You may allocate premium payments in up to 44 Investment Divisions, the DCA Advantage Plan Accounts, plus the Fixed Accounts. Moreover, you may increase or decrease the percentages of premium payments

(which must be in whole number percentages), allocated to each Allocation Alternative at the time a premium payment is made.


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 each or such lower amount as We may permit at any time or by any other method NYLIAC makes available. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 85 for Non-Qualified and Qualified Policies, (age 80 in New York and Pennsylvania). The current available methods of payment are direct payments to NYLIAC and any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, additional premium payments are allowed only during the first Policy Year. Additional premium payments must be at least $500 or such lower amount as We may permit. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.


     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by providing written notification or by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will return the Accumulation Value on the date We receive the policy. We will set forth the provision in your Policy.

     ISSUE AGES


     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, (age 80 in New York and Pennsylvania), unless We agree otherwise.



     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75, (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.


     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the 3-Year Fixed Account. In addition, you can also transfer from the DCA Advantage Plan Accounts into the Investment Divisions and the 1-Year Fixed Account, (see "The DCA Advantage Plan"). You may not make transfers into the DCA Advantage Plan Accounts. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the 1-Year Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Accounts would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation Interest Sweep, and the DCA Advantage Plan options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Accounts to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the 1-Year Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNTS.")


     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR).")


     - submit your request in writing on a form We approve to the Variable Products Service Center at the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);

     - use the IVR at 1-800-598-2019;

     - speak to a Customer Service Representative at 1-800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

     - make your request through the Virtual Service Center.


     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.


     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency or number of transfers.


     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in Our sole discretion, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.


     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.


       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.


     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

       (1) an adverse effect on portfolio management, such as:

            a) impeding a portfolio manager's ability to sustain an investment objective;

            b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

            c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

       (2) increased administrative and Fund brokerage expenses.

       (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners or trusts that own policies. We may revoke VSC and IVR privileges for certain policyowners (see "THE POLICIES -- Limits on Transfers").

     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number ("PIN"). With your Social Security Number, the PIN will give you access to both the VSC on Our Corporate website, WWW.NEWYORKLIFE.COM, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions We take based on instructions received through IVR or VSC which We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received Saturday and Sunday and after 4:00 p.m. ("Eastern Time") or on non-Business Days Monday through Friday will be processed as of the next Business Day.


     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable.


     VSC

     The VSC is available Monday through Saturday, from 7 a.m. until 10 p.m. ("Eastern Time").

     The VSC enables you to:

        -- e-mail your Registered Representative or the Variable Products
           Service Center;

        -- obtain current policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments;

        -- reset your PIN;

        -- change your address; and

        -- obtain service forms.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

        -- obtain current Policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments;

        -- request a loan on your policy; and

        -- speak with one of Our Customer Service Representatives Monday through
           Friday from 9:00 a.m. to 6:00 p.m. ("Eastern Time").

     You can authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a Telephone Request Form. The

Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "THE POLICIES -- Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.

     Facsimile requests are not acceptable and will not be honored at any time. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


 ------------------------------------------------------------------
             AMOUNT           ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE           PURCHASED
 ------------------------------------------------------------------
 1             $100              $10.00                10.00
 ------------------------------------------------------------------
 2             $100              $ 8.00                12.50
 ------------------------------------------------------------------
 3             $100              $12.50                 8.00
 ------------------------------------------------------------------
 4             $100              $ 7.50                13.33
 ------------------------------------------------------------------
Total          $400              $38.00                43.83
 ------------------------------------------------------------------

                The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the 1-Year Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or 1-Year

Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make Dollar Cost Averaging transfers from the Fixed Accounts, but you may make transfers into the 1-Year Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process a transfer under Our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing no later than five Business Days prior to the date the transfers are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     You may cancel the traditional Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.


     This feature is available to you at no additional cost.


     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a MINIMUM OF $5,000 in each DCA Advantage Plan Account that is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Accounts. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. (You may not make transfers from the DCA Advantage Plan Account into the 3-Year Fixed Account.) You may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day, (if the day is not a Business Day or does not exist in that month), each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day, (if the day is not a Business Day or does not exist in that month), every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan

Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2006 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2006, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or 1-Year Fixed Account by December 31, 2006 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account, after the duration has expired, the Plan will be reactivated and will earn the interest rate in effect on that day.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above), from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.


     This feature is available to you at no additional cost.


     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Divisions' investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur, (with the exception of the 29th, 30th or 31st of a month). We will not process an Automatic Asset Reallocation transfer unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. We must receive this request at least five business days before the date the transfers are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under to this option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.


     This feature is available to you at no additional cost.


     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Accounts be transferred from the Fixed Accounts to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers, (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers, (except the 29th, 30th or 31st of a month). We will not process an Interest Sweep transfer unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. We must receive this request at least five business days before the date the transfers are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500 per Fixed Account, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day, (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the Traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 per Fixed Account, or such a lower amount as We may determine.


     This feature is available to you at no additional cost.


     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, DCA Advantage Plan Accounts, or the Fixed Accounts. The minimum amount that you may allocate to any one Investment Division or either Fixed Account is $25, (or such lower amount as We may permit). We will allocate the initial premium payment immediately to the Investment Divisions, Fixed Accounts and DCA Advantage Plan Accounts you have selected.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNTS" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS


     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit ("EBB") Riders described below, each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider, (if the EBB Rider is elected), and a Upromise Account Rider, each of which is available at no additional cost. Each rider is available only in those jurisdictions where it has been approved. Please consult with your Registered Representative regarding the availability of these riders in your state.


     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the owner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider


     For all Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.


     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy, (including any amount withdrawn for the surrender charge), divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

           (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date the Variable Products Service Center receives your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of: (1) the effective date of the rider, or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us or to the Registered Representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "CHARGES AND DEDUCTIONS--OTHER CHARGES--Rider Risk Charge Adjustment.") The cancellation will be effective on the date We receive your request.


     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP-IRA and SIMPLE IRA policies if the policyowner is age 65 and younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.


     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000)X $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000-$25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)


     THE ENHANCED BENEFICIARY BENEFIT ("EBB") RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant), or the Annuitant, die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.


     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

AGE OF OLDEST OWNER                                                 RANGE OF
OR ANNUITANT                                                 APPLICABLE PERCENTAGES
-------------------                                          ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see "THE POLICIES--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner, (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive income payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment, (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000, (since there have been no previous withdrawals);

     5. You, if you are not the Annuitant, or the Annuitant, die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated, (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments, (after the withdrawal), is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

        Third, the Gain is calculated, (Accumulation Value - Adjusted Premium
                                   Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance ("ESC") Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner, (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (f) Upromise Account Rider (optional)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you, (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise, (or a successor organization), ceases operation before the one-time amount of $40 is deposited into your Upromise Account. There is no additional cost for this rider.

     POLICYOWNER INQUIRIES

     Your inquiries should be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY--Question 15.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.

     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NOT ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.



     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS, (SEE "HOW DO I CONTACT NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines to 6% in the fourth and fifth Payment Years, 5% in the sixth payment year, 4% in the seventh payment year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                  CHARGE
------------                                                  ------
1...........................................................    7%
2...........................................................    7%
3...........................................................    7%
4...........................................................    6%
5...........................................................    6%
6...........................................................    5%
7...........................................................    4%
8+..........................................................    0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greatest of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior surrender charge free withdrawals during the Policy Year, or (ii) the Accumulation Value less accumulated premium payments, or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior surrender charge free withdrawals during the Policy Year.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) on amounts placed under the Life Income Payment Option after the first Policy Year;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy, (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

     (h) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Separate Account Charge

     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administration services. The charge equals 1.45% (annualized) of the daily average Variable Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, We will add any excess to Our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $50,000. This charge of $30 is imposed at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (c) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (d) Investment Protection Plan Rider Charge (optional)


     If you select the Investment Protection Plan Rider, We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.


     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. As of the date of this prospectus, the charge for this Rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment (optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you select the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider. This charge will not change once your policy is issued.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging and automatic asset realization do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.

     Under present laws, NYLIAC will also incur state and local taxes, (in addition to the premium taxes described above), in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to NYLIAC. Facsimile transmissions are not acceptable and will not be honored at any time. These forms must be mailed to Us at the address given in Question 15. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day during which We receive the request, less any outstanding loan balance, surrender charges, taxes which We may deduct the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.


     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (The penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.


     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). We will not process a Periodic Partial Withdrawal unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and/or Fixed Accounts from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Accounts. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Accounts. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account selected at the time of each periodic partial withdrawal, unless We agree otherwise.

     Electing any periodic partial withdrawal will void the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNTS--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals


     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.


     REQUIRED MINIMUM DISTRIBUTION OPTION


     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, if the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT


     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greatest of:


     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such "proportional withdrawals," less any rider charges.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date, ("Reset Anniversary"), until you or the Annuitant reaches age
80. On the First Policy Anniversary, We calculate the reset value by comparing
(a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first Policy Year, less any rider charges; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent Policy Years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary, (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greatest of:

(a)  Accumulation Value: $175,000
(b)  Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or
(c)  Reset value--the greater of:    a)  Current Accumulation Value--$175,000; and
                                     b)  Last Reset Value, plus premiums, less withdrawals. That is:
                                         $220,000 + $0 - (($20,000/$250,000)($220,000))
                                         = $220,000 - (0.08)($220,000)
                                         = $220,000 - $17,600
                                         = $202,400

In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals, less any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and any DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     NYLIAC will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     NYLIAC will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. A lump sum payment may only be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment We agree to at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.


     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

             (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or after a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS


     Loans are available only if you have purchased your policy in connection with a 403(b) TSA plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro-rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125%, (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or any DCA Advantage Plan Accounts on a pro-rata basis so that the Fixed Accumulation Value equals 125%, (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% of the outstanding loan balance.

     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Accounts to secure the loan with the minimum guaranteed interest rate stated on the policy data page. For plans subject to ERISA, We will apply the interest charged on the loan at the then current prime rate at the beginning of the calendar year, plus 1%. We will credit the money being held in the Fixed Accounts to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy. For all plans, We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take the withdrawal on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Accounts.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. Upon the death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNTS

     The Fixed Accounts are supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Accounts subject to applicable law. The Fixed Accounts are not registered under the federal securities laws and are not generally subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Accounts. These disclosures regarding the Fixed Accounts may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Accounts under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to the amounts allocated or transferred to the Fixed Accounts.

     For the 1-Year Fixed Account, interest rates will be set on the anniversary of each payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the 1-Year Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     For the 3-Year Fixed Account, all premium payments will receive their applicable interest rate for a three-year period from the date on which the payment was made. At the beginning of the fourth Payment Year, and every Payment Year thereafter, a new interest rate will apply to those premium payments and the prior interest on those payments.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Accounts to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. During the first 7 Policy Years, the maximum amount you are allowed to transfer from each Fixed Account is limited to 25% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary. Thereafter, the maximum amount you are allowed to transfer from each Fixed Account is limited to 50% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary.

          2. The minimum amount that you may transfer from either Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in either Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the particular Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Accounts on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in either Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or any DCA Advantage Plan, you may not transfer money into the 1-Year Fixed Account if you made a transfer out of the 1-Year Fixed Account during the previous six-month period.

     You must make transfer requests in accordance with established procedures. See "Virtual Service Center and Interactive Voice Response System."

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Accounts on a FIFO basis, (i.e., from any value in the Fixed Accounts attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the 1-Year Fixed Account during the life of the policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Accounts.

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy which occurs within the lifetime you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Accounts. However, this guarantee will not apply if you transfer any amount out of the Fixed Accounts (except transfers made under the Interest Sweep option), or make any partial withdrawals from the Fixed Accounts or a DCA Account.

     See the policy itself for details and a description of the Fixed Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Accounts, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Accounts" equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the data page of your policy. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.


     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


          (e) Simple IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by the Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2006 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the calendar year may also elect to make an additional catch-up contribution of $2,500 for 2006 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.



     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.



     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulation issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).



     Beginning in 2006, regulations under Code 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking into account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD for other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.



     TAXATION OF DEATH BENEFITS



     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, Inc. ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.


     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for LifeStages(R) Essentials Variable Annuity policies during the fiscal years ended December 31, 2005, 2004, and 2003 were $11,896,403, $13,697,763, and $14,058,511, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.


     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
     Valuation of Accumulation Units........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    3
     Tax Status of the Policies.............................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    4
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
FINANCIAL STATEMENTS........................................  F-1

     How to obtain a LifeStages(R) Essentials Variable Annuity Statement of
                            Additional Information.

               Call (800) 598-2019 or send this request form to:

                          NYLIAC Variable Products Service Center
                          Madison Square Station
                          P.O. Box 922
                          New York, NY 10159

--------------------------------------------------------------------------------

      Please send me a LifeStages(R) Essentials Variable Annuity Statement

                  of Additional Information dated May 1, 2006:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2006

                                      FOR

                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current LifeStages(R) Essentials Variable Annuity Prospectus. You should read the SAI in conjunction with the current LifeStages(R) Essentials Variable Annuity Prospectus dated May 1, 2006. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current LifeStages(R) Essentials Variable Annuity Prospectus.


                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................     2
     Valuation of Accumulation Units........................     2
ANNUITY PAYMENTS............................................     2
GENERAL MATTERS.............................................     2
FEDERAL TAX MATTERS.........................................     3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................     3
     Tax Status of the Policies.............................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     4
STATE REGULATION............................................     4
RECORDS AND REPORTS.........................................     4
LEGAL PROCEEDINGS...........................................     4
FINANCIAL STATEMENTS........................................     5
OTHER INFORMATION...........................................     5
FINANCIAL STATEMENTS........................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period"), is determined by the following formula:

                                    (a/b)-c
Where: a= the result of:

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b= is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

          c= is a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.45% of the daily average Variable Accumulation Value. (See "Charges and Deductions -- Other Charges.")

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 38 of the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENT BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.


     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2005 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2006

                   to the Prospectuses dated May 1, 2006 for LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

                     LIFESTAGES(R) SELECT VARIABLE ANNUITY

                         LIFESTAGES(R) VARIABLE ANNUITY
                  LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY
               LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND
                      LIFESTAGES(R) ELITE VARIABLE ANNUITY
               LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY
                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY

                                  INVESTING IN
               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


This supplement amends the Prospectus for the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Variable Annuity, LifeStages(R) Elite Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Premium Plus Elite Variable Annuity and the LifeStages(R) Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.



This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2006 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:


A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:


        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.


2. Replace the definition of "Qualified Policies" with the following:


        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.


3. Add the following definition of "Pension Plan":

        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

        (a) for LifeStages(R) Variable Annuity policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for LifeStages(R) Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for LifeStages(R) Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for LifeStages(R) Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for LifeStages(R) Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for LifeStages(R) Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For LifeStages(R) Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:


        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.


C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.


D. THE POLICIES -- Policy Application and Premium Payments



1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:


        (a) for LifeStages(R) Variable Annuity policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

        (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

        (c) for LifeStages(R) Essentials policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (d) for LifeStages(R) Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (e) for LifeStages(R) Elite policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for LifeStages(R) Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for LifeStages(R) Access policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.


2. For LifeStages(R) Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders


1. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:


        At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).


2. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:


        For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

        There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.
--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus Variable Annuity)

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus II Variable Annuity)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 49,059,907      $205,895,682      $313,660,057
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (1,903)          (63,215)         (340,600)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        163,058           693,152           976,686
    Administrative charges..................................         14,382            61,531           110,858
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 33,771,700      $143,750,686      $282,123,950
    Series II Policies......................................        336,243         1,139,179           651,866
    Series III Policies.....................................     11,361,828        46,639,300        20,831,662
    Series IV Policies......................................      3,128,529        13,277,354         8,594,880
    Series V Policies.......................................        282,264           271,265            29,555
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      11.63      $      16.14      $      17.85
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.74      $      13.08      $       6.68
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.59      $      12.80      $       6.09
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.49      $      11.47      $      10.25
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.03      $      11.07      $      12.49
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 41,754,465      $213,679,432      $390,602,739
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE         INCOME &
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $177,005,375      $276,084,420      $192,410,724      $ 22,788,881      $157,135,275      $682,430,229      $ 53,801,482
          981,245                --                --                --                --                --                --
          862,111           (73,266)           17,765           (18,083)          (41,153)         (657,586)           (1,555)

          654,854           870,265           620,902            72,064           536,435         2,232,946           170,723
           53,986            92,832            59,685             6,269            46,522           220,934            16,681
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $104,359,328      $234,430,929      $143,841,405      $ 15,386,574      $105,432,005      $532,635,171      $ 42,000,723
        3,518,853           902,195         1,313,155           187,888         1,062,707         3,071,990           313,600
       41,116,687        30,004,211        34,248,606         5,527,889        37,740,568       105,142,895         8,862,807
       19,247,612         9,394,448        12,115,533         1,574,772        11,974,673        37,289,377         2,369,231
        2,154,168           316,274           229,203            15,342           301,212         1,179,330            66,162
        7,743,243                --                --                --                --                --                --
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $       1.27      $      23.61      $      18.49      $       9.57      $      15.61      $      23.05      $      11.55
     ============      ============      ============      ============      ============      ============      ============
     $       1.04      $       8.22      $      10.42      $       9.14      $      12.38      $      14.57      $       9.52
     ============      ============      ============      ============      ============      ============      ============
     $       1.03      $       8.26      $       9.97      $       9.17      $      12.23      $      14.31      $       9.34
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $      11.68      $      12.28      $      12.15      $      11.08      $      14.65      $      11.85
     ============      ============      ============      ============      ============      ============      ============
     $       0.99      $      13.08      $      13.56      $      15.01      $      10.73      $      15.38      $      13.00
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $177,001,910      $289,646,260      $171,517,003      $ 17,765,406      $164,746,726      $635,321,259      $ 48,480,618
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 92,764,064      $ 78,411,879      $ 75,319,059
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         21,985           (16,773)           (5,207)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        294,373           251,360           237,238
    Administrative charges..................................         27,343            25,990            19,795
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 67,126,914      $ 63,856,345      $ 47,318,127
    Series II Policies......................................        632,642           438,853           312,520
    Series III Policies.....................................     18,508,406        10,732,349        20,574,487
    Series IV Policies......................................      5,810,446         3,000,401         6,824,452
    Series V Policies.......................................        385,925            89,808            27,233
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      19.26      $      12.33      $      14.77
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.72      $       6.88      $      15.89
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      11.75      $       5.87      $      15.27
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      13.91      $       9.87      $      14.96
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.26      $      11.87      $      17.60
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 77,397,650      $ 92,828,900      $ 61,638,358
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH --      TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $104,025,353      $154,742,020      $561,581,558      $ 62,964,973      $205,945,227      $240,088,724       $ 82,633,135
               --                --                --                --                --                --                 --
          (80,262)           (4,158)         (197,466)          (13,897)         (306,672)          (86,212)           (15,978)

          325,569           496,903         1,799,191           199,346           653,960           772,088            253,717
           27,868            40,956           185,919            17,046            71,263            74,972             25,631
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $ 66,802,926      $ 96,021,991      $463,828,913      $ 38,454,183      $179,431,389      $184,371,978       $ 66,236,642
          469,698           714,593         1,577,774           362,681           499,965           935,507            430,119
       26,886,577        43,213,546        72,357,460        16,094,767        18,186,454        42,103,133         12,448,343
        9,387,138        13,990,867        21,289,945         7,744,761         6,487,994        11,565,371          3,089,749
           45,315           259,006           344,890            78,292           307,530           179,463            132,956
               --                --                --                --                --                --                 --
               --                --                --                --                --                --                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $      12.76      $      12.72      $      23.35      $      10.64      $      18.74      $      20.95       $      11.43
     ============      ============      ============      ============      ============      ============       ============
     $      16.26      $      12.59      $       8.83      $      10.89      $       8.60      $      12.20       $       7.99
     ============      ============      ============      ============      ============      ============       ============
     $      12.96      $      12.79      $       8.58      $      10.55      $       8.23      $      11.65       $       7.40
     ============      ============      ============      ============      ============      ============       ============
     $      13.96      $      12.42      $      11.66      $      11.45      $      11.33      $      11.06       $      15.20
     ============      ============      ============      ============      ============      ============       ============
     $      20.06      $      12.42      $      13.82      $      12.68      $      12.74      $      11.89       $      17.75
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $ 72,623,730      $128,913,601      $576,035,568      $ 49,285,771      $222,732,020      $206,982,637       $ 55,614,485
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                                 DREYFUS IP
                                                                                 TECHNOLOGY     FIDELITY(R) VIP
                                                              CALVERT SOCIAL      GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 47,923,443     $ 21,415,786     $427,594,602
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (3,374)         (39,135)         (12,007)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        160,741           72,214        1,343,450
    Administrative charges..................................         13,695            5,767          137,469
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 28,572,390     $ 12,609,367     $346,947,375
    Series II Policies......................................        154,831           90,780        1,588,448
    Series III Policies.....................................     10,765,641        6,397,075       58,804,214
    Series IV Policies......................................      5,074,515        2,156,419       18,029,525
    Series V Policies.......................................        833,235           45,029          732,114
    Series VI Policies......................................      2,345,021               --               --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      18.61     $       8.87     $      24.21
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       9.66     $      10.79     $      12.68
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       9.37     $       8.98     $      12.18
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      12.06     $      10.79     $      14.33
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      13.02     $      14.24     $      16.91
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      11.92     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 45,247,345     $ 20,027,832     $326,535,073
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES                                                                  NEUBERGER
    FIDELITY(R) VIP       SERIES           WORLDWIDE          MFS(R)            MFS(R)                             BERMAN AMT
        EQUITY-         BALANCED--         GROWTH--       INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES       MID-CAP
       INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--           SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------------------------------------------------------------------------------------------------------------------
     $222,654,026      $528,319,246      $211,349,463      $ 28,998,191      $ 37,856,259       $  5,258,102      $  7,045,506
               --                --                --                --                --                 --                --
           26,933          (153,398)          (68,204)            1,385           (32,782)              (221)           (2,153)

          721,053         1,711,097           664,354            95,655           121,501             17,465            24,700
           70,111           179,306            75,346             8,828            12,236              1,064             1,505
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $173,408,665      $438,220,094      $189,175,133      $ 21,375,490      $ 30,730,194       $  2,771,374      $  3,232,873
          661,657         1,885,592           829,250           322,763           245,513             18,874            43,245
       37,734,084        65,609,162        14,689,985         5,818,827         5,561,199          2,246,754         2,913,150
        9,391,632        19,880,733         5,712,744         1,287,020         1,130,720            147,237           710,616
          693,757           679,864           134,447            90,993            22,114             55,113           117,264
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $      18.45      $      21.84      $      15.85      $       9.90      $      10.73       $      13.33      $      10.92
     ============      ============      ============      ============      ============       ============      ============
     $      11.97      $      11.29      $       6.74      $       8.75      $       7.59       $      15.66      $      11.23
     ============      ============      ============      ============      ============       ============      ============
     $      11.78      $      10.62      $       6.18      $       8.60      $       7.26       $      12.50      $      11.28
     ============      ============      ============      ============      ============       ============      ============
     $      12.01      $      11.76      $      10.25      $      11.37      $      11.76       $      20.16      $      15.71
     ============      ============      ============      ============      ============       ============      ============
     $      12.00      $      12.10      $      12.97      $      14.35      $      14.23       $      17.92      $      15.11
     ============      ============      ============      ============      ============       ============      ============
     $         --      $         --      $         --      $         --      $         --       $         --      $         --
     ============      ============      ============      ============      ============       ============      ============
     $193,861,462      $498,837,089      $296,578,598      $ 26,136,041      $ 36,472,534       $  4,204,079      $  5,435,028
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                   ROYCE             ROYCE         T. ROWE PRICE
                                                                 MICRO-CAP         SMALL-CAP       EQUITY INCOME
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  6,744,811       $12,815,034      $221,646,615
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (29,889)           32,017             8,771

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         16,945            35,992           722,124
    Administrative charges..................................          1,277             2,440            62,458
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  1,905,014       $ 4,336,798      $150,116,763
    Series II Policies......................................         46,302         1,260,535         1,231,267
    Series III Policies.....................................      1,554,692         2,400,432        54,289,234
    Series IV Policies......................................      2,259,237         3,127,064        14,572,050
    Series V Policies.......................................         77,177            62,162           661,490
    Series VI Policies......................................        854,278         1,621,628                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
    Series I variable accumulation unit value...............   $      12.16       $     11.18      $      14.22
                                                               ============       ===========      ============
    Series II variable accumulation unit value..............   $      12.27       $     10.56      $      13.54
                                                               ============       ===========      ============
    Series III variable accumulation unit value.............   $      12.04       $     10.83      $      13.25
                                                               ============       ===========      ============
    Series IV variable accumulation unit value..............   $      11.85       $     10.98      $      11.79
                                                               ============       ===========      ============
    Series V variable accumulation unit value...............   $      11.67       $     10.47      $      11.92
                                                               ============       ===========      ============
    Series VI variable accumulation unit value..............   $      11.98       $     10.90      $         --
                                                               ============       ===========      ============
Identified Cost of Investment...............................   $  6,443,805       $12,609,650      $196,865,168
                                                               ============       ===========      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      VAN KAMPEN
                     UIF EMERGING
       VAN ECK          MARKETS
      WORLDWIDE        EQUITY--
     HARD ASSETS        CLASS I
    ------------------------------
    $170,327,270     $ 74,940,221
              --               --
         161,636          (19,164)

         518,092          219,148
          32,318           21,051
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $ 66,110,275     $ 56,637,011
       1,298,921          569,845
      53,056,127       13,590,072
      27,352,178        3,771,899
       1,220,503          112,031
      20,900,492               --
              --               --
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $      23.26     $      16.76
    ============     ============
    $      23.01     $      12.07
    ============     ============
    $      23.29     $      14.00
    ============     ============
    $      22.00     $      18.60
    ============     ============
    $      27.62     $      23.75
    ============     ============
    $      24.36     $         --
    ============     ============
    $119,506,296     $ 46,620,412
    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--       BASIC VALUE--        BOND--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 81,825,349      $ 24,169,055      $ 76,509,099
  Dividends due and accrued.................................         96,250                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        317,388            78,039           134,119

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        241,925            85,850           273,003
    Administrative charges..................................         16,329             5,036            15,042
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 27,375,101      $  4,281,113      $ 11,333,924
    Series II Policies......................................      1,466,699            36,507           349,469
    Series III Policies.....................................     19,146,045         7,357,066        24,636,791
    Series IV Policies......................................     13,880,881         7,259,124        23,265,702
    Series V Policies.......................................      1,509,254           686,469         2,429,381
    Series VI Policies......................................     13,374,529         4,535,929        14,339,906
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................      5,228,224                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      10.46      $      12.87      $      10.20
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.41      $      10.53      $      10.06
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.44      $      12.78      $      10.15
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      10.45      $      12.82      $      10.19
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      10.46      $      12.62      $      10.02
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      10.43      $      12.73      $      10.11
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 81,081,473      $ 22,130,149      $ 79,144,415
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                      MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     HIGH YIELD
       CAPITAL          COMMON        MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP      CORPORATE
    APPRECIATION--      STOCK--      CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--       BOND--
    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------
     $ 51,690,436    $ 41,681,437    $ 83,766,114    $ 18,422,894    $ 76,882,001    $ 49,631,115    $351,331,531
               --              --              --              --         325,052              --              --
            1,192          67,510          39,575              53         901,022          58,757         105,553

          182,814         142,489         293,902          62,515         219,426         173,771       1,250,657
            8,907           8,386          16,314           3,465          16,881          10,039          68,630
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $  9,594,784    $  7,103,733    $ 13,293,396    $  3,145,316    $ 13,618,532    $  8,798,502    $ 50,261,988
           77,634          33,994         358,304          44,763       4,001,279         316,141       2,500,242
       17,835,412      12,796,123      25,859,522       6,080,662      13,041,020      16,242,978     117,497,618
       11,770,676      14,034,301      25,646,646       5,606,087      10,795,736      14,766,154     103,495,512
          553,991         308,682       1,607,688         231,816       1,686,072       1,257,180      11,657,106
       11,667,410       7,321,239      16,729,917       3,248,323      11,829,168       8,125,107      64,705,331
               --              --              --              --      22,899,961              --              --
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $      12.17    $      13.17    $      12.03    $      13.34    $      10.10    $       9.97    $      12.81
     ============    ============    ============    ============    ============    ============    ============
     $      10.98    $      10.54    $      10.58    $      11.00    $      10.14    $      10.06    $      10.29
     ============    ============    ============    ============    ============    ============    ============
     $      12.25    $      13.04    $      12.02    $      13.11    $      10.08    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $      12.16    $      13.15    $      11.96    $      13.31    $      10.09    $       9.97    $      12.86
     ============    ============    ============    ============    ============    ============    ============
     $      11.88    $      12.96    $      11.84    $      12.97    $      10.25    $       9.87    $      12.64
     ============    ============    ============    ============    ============    ============    ============
     $      12.06    $      13.05    $      11.79    $      13.40    $      10.13    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $ 46,024,801    $ 37,381,753    $ 77,578,688    $ 15,709,016    $ 77,009,369    $ 51,066,128    $360,315,923
     ============    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 27,395,207      $ 85,247,790      $ 19,596,318
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         29,694           122,744            14,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         94,537           287,940            67,114
    Administrative charges..................................          4,707            15,321             3,533
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  3,829,561      $ 12,520,066      $  3,045,034
    Series II Policies......................................        310,841           626,480            72,184
    Series III Policies.....................................      8,050,629        26,887,095         6,796,580
    Series IV Policies......................................      7,627,748        26,068,776         5,526,240
    Series V Policies.......................................        552,730         1,608,744           453,458
    Series VI Policies......................................      6,954,148        17,356,112         3,646,750
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      12.64      $      14.39      $      10.96
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.43      $      10.82      $      11.32
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      12.94      $      14.11      $      10.89
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      12.91      $      14.21      $      10.93
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      12.67      $      13.71      $      10.53
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      12.73      $      13.85      $      10.84
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 25,490,064      $ 79,383,369      $ 18,574,207
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 74,383,390      $110,170,465      $127,138,046      $184,176,804      $ 67,484,046      $ 43,048,603      $ 69,912,425
               --                --                --                --                --                --                --
          138,091           139,905            14,530           104,830            28,163             6,848            73,890

          247,228           367,832           429,581           639,848           223,814           152,976           243,433
           12,450            19,416            22,045            35,620            12,910             7,635            12,392
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $ 11,966,432      $ 18,596,697      $ 18,099,226      $ 32,437,702      $ 12,418,812      $  7,819,616      $ 11,721,930
          348,531           598,003           521,964           621,377           214,803            14,371           191,402
       21,986,643        33,555,489        41,553,891        63,956,765        20,401,042        16,289,549        24,078,920
       19,680,258        30,962,180        38,107,424        51,107,688        20,161,253        10,004,303        18,870,450
        1,543,013         1,474,911         1,914,914         4,000,231           986,421           636,114           729,354
       18,736,926        24,735,842        26,503,531        31,482,403        13,093,154         8,130,887        14,138,434
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $      16.17      $      16.77      $      13.94      $      12.61      $      13.48      $      11.76      $      13.21
     ============      ============      ============      ============      ============      ============      ============
     $      11.60      $      11.78      $      10.69      $      10.55      $      10.53      $      10.57      $      10.65
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      16.35      $      14.03      $      12.49      $      13.52      $      11.69      $      13.08
     ============      ============      ============      ============      ============      ============      ============
     $      16.05      $      16.42      $      13.92      $      12.59      $      13.21      $      11.88      $      13.39
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      15.98      $      13.71      $      12.48      $      12.78      $      11.48      $      13.02
     ============      ============      ============      ============      ============      ============      ============
     $      15.83      $      16.62      $      13.81      $      12.50      $      13.36      $      11.49      $      13.09
     ============      ============      ============      ============      ============      ============      ============
     $ 69,140,181      $ 88,030,137      $120,704,086      $168,627,971      $ 61,779,273      $ 40,088,353      $ 63,165,584
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                 COLONIAL SMALL
                                                               ALGER AMERICAN       CAP VALUE        DREYFUS IP
                                                                   SMALL         FUND, VARIABLE      TECHNOLOGY
                                                              CAPITALIZATION--      SERIES--          GROWTH--
                                                               CLASS S SHARES        CLASS B       SERVICE SHARES
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 32,714,051      $ 21,643,346      $ 22,209,267
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          10,557            93,684            37,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         103,833            64,526            76,489
    Administrative charges..................................           6,304             4,615             4,788
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $  5,850,344      $  7,797,754      $  4,703,461
    Series II Policies......................................         130,387           274,056            61,347
    Series III Policies.....................................       9,679,862         4,868,494         6,984,999
    Series IV Policies......................................      10,949,350         5,433,351         7,046,820
    Series V Policies.......................................         456,539           249,889           263,484
    Series VI Policies......................................       5,547,989         3,044,345         3,105,454
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      16.04      $      11.03      $      11.87
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      11.95      $      10.66      $      11.00
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      15.95      $      10.97      $      11.73
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      15.95      $      10.96      $      11.77
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      15.63      $      10.90      $      11.64
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      15.90      $      10.92      $      11.67
                                                                ============      ============      ============
Identified Cost of Investment...............................    $ 27,005,071      $ 20,583,813      $ 20,882,985
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              JANUS ASPEN
                      FIDELITY(R) VIP                       JANUS ASPEN         SERIES            MFS(R)            MFS(R)
    FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP       SERIES           WORLDWIDE      INVESTORS TRUST      RESEARCH
    CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--          SERIES--
    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $172,167,967      $106,391,242      $150,972,196      $ 85,948,146      $ 25,950,662      $  5,465,127      $  7,549,495
               --                --                --                --                --                --                --
          359,241           213,720            49,106            54,116           (28,510)            1,275              (485)

          573,999           371,091           490,697           302,274            88,909            18,848            26,030
           33,287            20,707            33,879            18,240             5,395             1,208             1,481
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $ 27,416,415      $ 17,710,260      $ 57,754,330      $ 14,525,945      $  5,145,390      $  1,150,504      $  1,486,326
        1,178,571           660,931           567,890           567,860            84,576             1,314            55,274
       48,984,269        32,145,536        38,490,574        25,740,324         8,306,247         1,403,581         2,038,432
       55,870,894        30,272,949        30,427,907        27,775,069         7,855,270         1,768,866         2,182,092
        4,331,899         3,530,183         2,204,927         2,225,679           435,803           106,968            44,197
       34,137,874        21,893,305        21,051,098        14,846,871         4,000,562         1,015,113         1,715,178
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $      15.27      $      13.16      $      16.12      $      11.92      $      12.37      $      12.56      $      13.33
     ============      ============      ============      ============      ============      ============      ============
     $      11.79      $      10.56      $      14.50      $      10.84      $      10.43      $      10.73      $      10.77
     ============      ============      ============      ============      ============      ============      ============
     $      15.08      $      12.94      $      16.00      $      11.93      $      12.23      $      12.60      $      13.18
     ============      ============      ============      ============      ============      ============      ============
     $      15.42      $      13.09      $      16.31      $      11.91      $      12.27      $      12.68      $      12.99
     ============      ============      ============      ============      ============      ============      ============
     $      14.86      $      13.06      $      15.27      $      11.80      $      12.03      $      12.52      $      13.24
     ============      ============      ============      ============      ============      ============      ============
     $      14.91      $      12.98      $      16.23      $      11.83      $      11.97      $      12.49      $      13.36
     ============      ============      ============      ============      ============      ============      ============
     $142,104,087      $ 98,462,941      $122,891,803      $ 78,614,331      $ 23,936,951      $  4,863,017      $  6,621,372
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                    NEUBERGER
                                                                                   BERMAN AMT
                                                              MFS(R) UTILITIES       MID-CAP        T. ROWE PRICE
                                                                  SERIES--          GROWTH--        EQUITY INCOME
                                                               SERVICE CLASS         CLASS S        PORTFOLIO--II
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $187,180,391      $ 11,472,684      $137,755,789
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (179,241)          (13,864)          206,236

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         585,739            36,994           470,366
    Administrative charges..................................          37,645             2,507            26,791
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $ 69,366,129      $  3,298,199      $ 18,924,727
    Series II Policies......................................       1,821,615            28,880           903,146
    Series III Policies.....................................      44,611,948         2,766,283        38,632,193
    Series IV Policies......................................      34,325,323         3,082,785        45,332,159
    Series V Policies.......................................       2,109,935           356,342         4,635,809
    Series VI Policies......................................      34,142,816         1,886,830        29,036,834
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      15.94      $      13.96      $      12.94
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      14.29      $      11.92      $      10.55
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      16.73      $      14.00      $      12.85
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      16.85      $      14.47      $      12.96
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      16.78      $      14.11      $      12.75
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      16.65      $      14.15      $      12.81
                                                                ============      ============      ============
Identified Cost of Investment...............................    $168,004,514      $  9,816,015      $133,565,294
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      VAN KAMPEN
     UIF EMERGING       VICTORY VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
     $ 40,486,926      $ 16,358,177
               --                --
          (20,993)            9,103

          125,486            53,000
            7,111             3,720
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $  6,717,254      $  5,801,803
          183,390           135,870
       11,562,283         2,706,099
       12,712,311         4,210,040
          461,929           259,915
        8,696,169         3,196,833
               --                --
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $      21.93      $      12.00
     ============      ============
     $      14.06      $      10.67
     ============      ============
     $      21.04      $      11.85
     ============      ============
     $      21.82      $      11.68
     ============      ============
     $      16.74      $      11.58
     ============      ============
     $      21.05      $      11.82
     ============      ============
     $ 30,975,874      $ 15,013,116
     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    452,313      $  6,650,506      $      13,459
  Mortality and expense risk charges........................       (676,991)       (2,931,075)        (4,147,381)
  Administrative charges....................................        (59,220)         (260,569)          (470,693)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (283,898)        3,458,862         (4,604,615)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,794,448        38,684,217         85,727,609
  Cost of investments sold..................................     (9,017,887)      (38,900,330)      (133,918,769)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        776,561          (216,113)       (48,191,160)
  Realized gain distribution received.......................        503,260                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        863,698        (1,695,916)        72,597,965
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      2,143,519        (1,912,029)        24,406,805
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,859,621      $  1,546,833      $  19,802,190
                                                               ============      ============      =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    612,433      $  1,487,302      $       2,711
  Mortality and expense risk charges........................       (726,684)       (1,114,571)        (1,060,640)
  Administrative charges....................................        (71,644)         (102,519)          (109,428)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (185,895)          270,212         (1,167,357)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,809,805         8,363,959         22,713,498
  Cost of investments sold..................................     (9,554,800)       (6,005,684)       (39,042,491)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        255,005         2,358,275        (16,328,993)
  Realized gain distribution received.......................             --         3,681,742                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,660,168          (764,727)        18,950,222
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      1,915,173         5,275,290          2,621,229
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,729,278      $  5,545,502      $   1,453,872
                                                               ============      ============      =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $   5,628,195     $  2,711,592      $  2,890,845      $         --      $  4,994,173      $  40,040,954
        (2,661,509)      (3,692,281)       (2,607,274)         (322,567)       (2,312,401)        (9,531,999)
          (219,184)        (393,936)         (249,463)          (29,255)         (199,812)          (938,714)
     -------------     ------------      ------------      ------------      ------------      -------------
         2,747,502       (1,374,625)           34,108          (351,822)        2,481,960         29,570,241
     -------------     ------------      ------------      ------------      ------------      -------------
       165,574,601       61,302,204        41,316,004        12,233,801        43,694,047        181,004,362
      (165,579,463)     (77,243,645)      (43,002,874)      (13,961,200)      (44,699,591)      (172,772,172)
     -------------     ------------      ------------      ------------      ------------      -------------
            (4,862)     (15,941,441)       (1,686,870)       (1,727,399)       (1,005,544)         8,232,190
                --        3,255,411                --                --                --                 --
             8,706       30,393,360        10,790,693         3,790,843            86,507        (28,361,830)
     -------------     ------------      ------------      ------------      ------------      -------------
             3,844       17,707,330         9,103,823         2,063,444          (919,037)       (20,129,640)
     -------------     ------------      ------------      ------------      ------------      -------------
     $   2,751,346     $ 16,332,705      $  9,137,931      $  1,711,622      $  1,562,923      $   9,440,601
     =============     ============      ============      ============      ============      =============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $     390,484     $         --      $  1,170,500      $  6,543,652      $         --      $   3,089,949
          (895,010)      (1,230,357)       (2,082,542)       (7,558,945)         (884,933)        (2,820,720)
           (75,106)        (104,856)         (171,729)         (784,946)          (75,155)          (306,966)
     -------------     ------------      ------------      ------------      ------------      -------------
          (579,632)      (1,335,213)       (1,083,771)       (1,800,239)         (960,088)           (37,737)
     -------------     ------------      ------------      ------------      ------------      -------------
        11,432,662       15,220,474        24,441,970       107,744,323        16,334,361         56,068,072
        (7,594,283)      (9,950,189)      (18,415,065)     (108,754,617)      (13,050,688)       (62,789,786)
     -------------     ------------      ------------      ------------      ------------      -------------
         3,838,379        5,270,285         6,026,905        (1,010,294)        3,283,673         (6,721,714)
         7,002,952           46,664         7,012,295                --         1,083,460                 --
        (1,167,102)       9,254,799        (5,750,830)       20,347,951        (2,119,612)        16,998,498
     -------------     ------------      ------------      ------------      ------------      -------------
         9,674,229       14,571,748         7,288,370        19,337,657         2,247,521         10,276,784
     -------------     ------------      ------------      ------------      ------------      -------------
     $   9,094,597     $ 13,236,535      $  6,204,599      $ 17,537,418      $  1,287,433      $  10,239,047
     =============     ============      ============      ============      ============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                     ALGER
                                                                                    AMERICAN
                                                                MAINSTAY VP          SMALL             AMSOUTH
                                                                  VALUE--       CAPITALIZATION--      ENHANCED
                                                               INITIAL CLASS     CLASS O SHARES      MARKET FUND
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  2,831,495       $         --      $     32,813
  Mortality and expense risk charges........................     (3,215,694)        (1,005,097)          (40,501)
  Administrative charges....................................       (315,473)          (101,204)               --
                                                               ------------       ------------      ------------
      Net investment income (loss)..........................       (699,672)        (1,106,301)           (7,688)
                                                               ------------       ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     40,701,543         13,523,626         3,324,952
  Cost of investments sold..................................    (40,417,499)       (10,008,611)       (2,869,633)
                                                               ------------       ------------      ------------
      Net realized gain (loss) on investments...............        284,044          3,515,015           455,319
  Realized gain distribution received.......................             --                 --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     11,731,742          8,459,154          (409,546)
                                                               ------------       ------------      ------------
      Net gain (loss) on investments........................     12,015,786         11,974,169            45,773
                                                               ------------       ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 11,316,114       $ 10,867,868      $     38,085
                                                               ============       ============      ============

                                                                JANUS ASPEN
                                                                  SERIES            MFS(R)
                                                                 WORLDWIDE         INVESTORS          MFS(R)
                                                                 GROWTH--            TRUST           RESEARCH
                                                               INSTITUTIONAL       SERIES--          SERIES--
                                                                  SHARES         INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  3,008,104      $    167,335      $    190,190
  Mortality and expense risk charges........................     (2,848,935)         (394,067)         (509,787)
  Administrative charges....................................       (323,310)          (36,555)          (50,900)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (164,141)         (263,287)         (370,497)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     57,793,068         5,948,655         9,037,315
  Cost of investments sold..................................   (105,254,106)       (6,450,480)      (11,921,440)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............    (47,461,038)         (501,825)       (2,884,125)
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     55,854,111         2,374,310         5,529,916
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      8,393,073         1,872,485         2,645,791
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  8,228,932      $  1,609,198      $  2,275,294
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                                                  TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        AMSOUTH        AMSOUTH        CALVERT        GROWTH--           VIP            EQUITY-       BALANCED--
    INTERNATIONAL    LARGE CAP       MID CAP         SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
     EQUITY FUND        FUND           FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    ---------------------------------------------------------------------------------------------------------------------------
    $    186,232    $     9,616    $   116,596    $   846,374    $        --     $  1,152,504     $  3,805,219    $ 12,218,432
         (10,551)       (59,029)       (28,310)      (641,440)      (303,627)      (5,131,537)      (2,975,680)     (7,111,503)
              --             --             --        (55,241)       (24,104)        (527,256)        (289,386)       (744,562)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         175,681        (49,413)        88,286        149,693       (327,731)      (4,506,289)         540,153       4,362,367
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         869,163      4,787,003      2,327,365      7,539,500      8,990,454       37,022,405       35,321,230     116,566,866
        (810,518)    (4,388,258)    (1,900,805)    (7,972,443)    (8,282,005)     (31,261,478)     (36,356,861)   (126,532,496)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
          58,645        398,745        426,560       (432,943)       708,449        5,760,927       (1,035,631)     (9,965,630)
              --             --             --             --             --           72,032        8,362,088              --
        (207,355)      (465,126)      (434,969)     2,181,162       (279,258)      56,261,941        1,357,195      38,444,038
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
        (148,710)       (66,381)        (8,409)     1,748,219        429,191       62,094,900        8,683,652      28,478,408
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
    $     26,971    $  (115,794)   $    79,877    $ 1,897,912    $   101,460     $ 57,588,611     $  9,223,805    $ 32,840,775
    =============   ============   ============   ============   ============   ===============   =============   =============

                     NEUBERGER                                                                  VAN KAMPEN
                       BERMAN                                      T. ROWE                         UIF
       MFS(R)           AMT                                         PRICE         VAN ECK        EMERGING
      UTILITIES       MID-CAP         ROYCE          ROYCE          EQUITY       WORLDWIDE       MARKETS
      SERIES--        GROWTH--      MICRO-CAP      SMALL-CAP        INCOME          HARD         EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO(A)   PORTFOLIO(B)    PORTFOLIO        ASSETS        CLASS I
    -------------------------------------------------------------------------------------------------------
    $     26,248    $        --    $    28,938    $        --    $ 3,450,116    $   194,470    $   223,856
         (67,195)      (103,142)       (25,476)       (48,653)    (2,917,250)    (1,394,133)      (749,103)
          (3,989)        (6,315)        (1,933)        (3,308)      (252,337)       (87,066)       (73,716)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         (44,936)      (109,457)         1,529        (51,961)       280,529     (1,286,729)      (598,963)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
       1,798,962      2,934,371        237,220        480,237     20,176,482      6,384,407      6,231,798
      (1,115,786)    (2,263,904)      (207,317)      (452,669)   (17,129,628)    (3,357,863)    (5,802,964)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         683,176        670,467         29,903         27,568      3,046,854      3,026,544        428,834
              --             --         87,431        119,725     10,428,146             --             --
          44,140        221,889        301,006        205,383     (8,300,049)    40,533,605     17,119,388
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         727,316        892,356        418,340        352,676      5,174,951     43,560,149     17,548,222
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
    $    682,380    $   782,899    $   419,869    $   300,715    $ 5,455,480    $42,273,420    $16,949,259
    ============    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
                                                                 BALANCED--       BASIC VALUE--        BOND--
                                                              SERVICE CLASS(C)    SERVICE CLASS     SERVICE CLASS
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $    582,205      $    179,825      $  2,345,711
  Mortality and expense risk charges........................        (413,777)         (321,329)         (983,574)
  Administrative charges....................................         (29,239)          (18,390)          (53,551)
                                                                ------------      ------------      ------------
      Net investment income (loss)..........................         139,189          (159,894)        1,308,586
                                                                ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       1,690,352         2,951,809         4,804,047
  Cost of investments sold..................................      (1,629,836)       (2,536,291)       (5,026,232)
                                                                ------------      ------------      ------------
      Net realized gain (loss) on investments...............          60,516           415,518          (222,185)
  Realized gain distribution received.......................         307,826           248,847                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         743,875           352,700          (861,807)
                                                                ------------      ------------      ------------
      Net gain (loss) on investments........................       1,112,217         1,017,065        (1,083,992)
                                                                ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  1,251,406      $    857,171      $    224,594
                                                                ============      ============      ============

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE         INCOME &        INTERNATIONAL
                                                                  BOND--           GROWTH--          EQUITY--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 20,058,035      $    269,263      $  1,248,700
  Mortality and expense risk charges........................     (4,495,628)         (333,707)         (936,932)
  Administrative charges....................................       (246,077)          (17,048)          (49,182)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................     15,316,330           (81,492)          262,586
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     24,903,474         1,756,853         2,442,112
  Cost of investments sold..................................    (23,247,782)       (1,440,983)       (1,832,156)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      1,655,692           315,870           609,956
  Realized gain distribution received.......................             --                --         3,389,246
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (12,821,049)          556,727           196,131
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................    (11,165,357)          872,597         4,195,333
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  4,150,973      $    791,105      $  4,457,919
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL           COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--        STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(D)    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------
     $         --      $    340,293      $  1,113,721      $         --       $  1,378,410      $  1,495,656
         (685,254)         (521,642)       (1,100,527)         (227,075)          (409,328)         (626,639)
          (33,417)          (30,056)          (60,546)          (12,421)           (33,810)          (36,004)
     ------------      ------------      ------------      ------------       ------------      ------------
         (718,671)         (211,405)          (47,352)         (239,496)           935,272           833,013
     ------------      ------------      ------------      ------------       ------------      ------------
        5,310,515         2,481,393         7,430,580         1,894,822          4,118,295         5,830,908
       (4,722,762)       (2,025,833)       (6,710,583)       (1,702,893)        (4,096,780)       (5,938,311)
     ------------      ------------      ------------      ------------       ------------      ------------
          587,753           455,560           719,997           191,929             21,515          (107,403)
               --           493,112                --                --                 --                --
        3,242,014         1,488,272         3,107,701         1,769,139           (127,369)         (518,091)
     ------------      ------------      ------------      ------------       ------------      ------------
        3,829,767         2,436,944         3,827,698         1,961,068           (105,854)         (625,494)
     ------------      ------------      ------------      ------------       ------------      ------------
     $  3,111,096      $  2,225,539      $  3,780,346      $  1,721,572       $    829,418      $    207,519
     ============      ============      ============      ============       ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP
       GROWTH--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------
     $         --      $    256,880      $         --      $    716,270      $  1,841,868      $         --
         (246,972)         (796,323)       (1,226,216)       (1,519,985)       (2,306,660)         (849,708)
          (12,985)          (40,533)          (64,989)          (76,085)         (127,095)          (47,863)
     ------------      ------------      ------------      ------------      ------------      ------------
         (259,957)         (579,976)       (1,291,205)         (879,800)         (591,887)         (897,571)
     ------------      ------------      ------------      ------------      ------------      ------------
        2,987,427         2,789,163         5,855,005         5,477,632         7,256,795         3,642,834
       (2,957,736)       (1,965,139)       (4,376,708)       (4,173,743)       (6,076,304)       (3,065,990)
     ------------      ------------      ------------      ------------      ------------      ------------
           29,691           824,024         1,478,297         1,303,889         1,180,491           576,844
               --         6,927,919            49,674         5,776,211                --         1,166,930
          727,614           195,435        12,066,986        (1,999,269)        4,864,030           771,281
     ------------      ------------      ------------      ------------      ------------      ------------
          757,305         7,947,378        13,594,957         5,080,831         6,044,521         2,515,055
     ------------      ------------      ------------      ------------      ------------      ------------
     $    497,348      $  7,367,402      $ 12,303,752      $  4,201,031      $  5,452,634      $  1,617,484
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                                       ALGER
                                                                MAINSTAY VP                           AMERICAN
                                                                   TOTAL          MAINSTAY VP          SMALL
                                                                 RETURN--           VALUE--       CAPITALIZATION--
                                                               SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    570,269      $    708,756       $         --
  Mortality and expense risk charges........................       (575,086)         (877,888)          (340,936)
  Administrative charges....................................        (28,561)          (44,787)           (20,496)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................        (33,378)         (213,919)          (361,432)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      4,043,448         3,236,340          1,973,286
  Cost of investments sold..................................     (3,690,710)       (2,615,692)        (1,564,554)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............        352,738           620,648            408,732
  Realized gain distribution received.......................             --                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,529,908         2,289,382          3,567,754
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................      1,882,646         2,910,030          3,976,486
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,849,268      $  2,696,111       $  3,615,054
                                                               ============      ============       ============

                                                                JANUS ASPEN         MFS(R)
                                                                  SERIES           INVESTORS          MFS(R)
                                                                 WORLDWIDE           TRUST           RESEARCH
                                                                 GROWTH--          SERIES--          SERIES--
                                                              SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    287,033      $     13,376      $     17,610
  Mortality and expense risk charges........................       (325,090)          (64,874)          (90,204)
  Administrative charges....................................        (19,213)           (4,141)           (5,214)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        (57,270)          (55,639)          (77,808)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      2,339,443           683,302           948,701
  Cost of investments sold..................................     (2,070,916)         (586,229)         (759,185)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        268,527            97,073           189,516
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        817,774           231,446           307,341
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      1,086,301           328,519           496,857
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,029,031      $    272,880      $    419,049
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       COLONIAL
       SMALL CAP
      VALUE FUND,       DREYFUS IP        FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       JANUS ASPEN
       VARIABLE         TECHNOLOGY            VIP               VIP               VIP             SERIES
       SERIES--          GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------------------------------------------------------------------------------------------------
     $         --      $         --      $    123,044      $  1,061,991      $         --      $  1,657,400
         (152,384)         (284,066)       (1,810,068)       (1,292,459)       (1,589,714)       (1,098,697)
          (11,047)          (17,101)         (102,657)          (70,414)         (109,668)          (64,851)
     ------------      ------------      ------------      ------------      ------------      ------------
         (163,431)         (301,167)       (1,789,681)         (300,882)       (1,699,382)          493,852
     ------------      ------------      ------------      ------------      ------------      ------------
          950,992         3,705,315         2,998,703         4,355,846         6,926,329         8,317,302
         (936,962)       (3,684,261)       (2,193,364)       (3,675,275)       (5,158,585)       (7,352,934)
     ------------      ------------      ------------      ------------      ------------      ------------
           14,030            21,054           805,339           680,571         1,767,744           964,368
           30,073                --            17,578         2,625,478         1,421,216                --
        1,058,486           779,153        20,024,706         1,271,030        17,696,876         3,401,174
     ------------      ------------      ------------      ------------      ------------      ------------
        1,102,589           800,207        20,847,623         4,577,079        20,885,836         4,365,542
     ------------      ------------      ------------      ------------      ------------      ------------
     $    939,158      $    499,040      $ 19,057,942      $  4,276,197      $ 19,186,454      $  4,859,394
     ============      ============      ============      ============      ============      ============

                         NEUBERGER
        MFS(R)          BERMAN AMT                           VAN KAMPEN        VICTORY VIF
       UTILITIES          MID-CAP        T. ROWE PRICE      UIF EMERGING       DIVERSIFIED
       SERIES--          GROWTH--        EQUITY INCOME    MARKETS EQUITY--       STOCK--
     SERVICE CLASS        CLASS S        PORTFOLIO--II        CLASS II       CLASS A SHARES
    ----------------------------------------------------------------------------------------
     $    429,108      $         --      $  1,593,065       $     84,491      $      8,446
       (1,567,797)         (119,601)       (1,616,344)          (344,382)         (157,671)
         (102,120)           (7,951)          (88,795)           (19,632)          (10,976)
     ------------      ------------      ------------       ------------      ------------
       (1,240,809)         (127,552)         (112,074)          (279,523)         (160,201)
     ------------      ------------      ------------       ------------      ------------
        7,176,681         1,211,444         3,900,130          2,067,427         1,366,301
       (5,830,739)       (1,017,234)       (3,903,990)        (1,595,031)       (1,251,443)
     ------------      ------------      ------------       ------------      ------------
        1,345,942           194,210            (3,860)           472,396           114,858
               --                --         6,095,020                 --                --
       15,148,472         1,031,216        (2,958,572)         7,406,751         1,027,657
     ------------      ------------      ------------       ------------      ------------
       16,494,414         1,225,426         3,132,588          7,879,147         1,142,515
     ------------      ------------      ------------       ------------      ------------
     $ 15,253,605      $  1,097,874      $  3,020,514       $  7,599,624      $    982,314
     ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2005
and December 31, 2004

                                                               MAINSTAY VP                   MAINSTAY VP
                                                              BASIC VALUE--                    BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (283,898)  $   (260,322)  $  3,458,862   $  4,750,511
    Net realized gain (loss) on investments..........       776,561          4,473       (216,113)     2,421,189
    Realized gain distribution received..............       503,260             --             --      2,530,840
    Change in unrealized appreciation (depreciation)
      on investments.................................       863,698      5,051,499     (1,695,916)    (3,418,356)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,859,621      4,795,650      1,546,833      6,284,184
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       506,712        747,857      2,767,660      3,862,802
    Policyowners' surrenders.........................    (4,722,273)    (3,498,688)   (22,404,095)   (20,826,615)
    Policyowners' annuity and death benefits.........      (488,878)      (560,862)    (2,569,686)    (2,721,983)
    Net transfers from (to) Fixed Account............         9,742        540,957       (796,623)    (3,943,016)
    Transfers between Investment Divisions...........    (2,700,125)     2,808,990     (8,794,964)   (27,712,958)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (7,394,822)        38,254    (31,797,708)   (51,341,770)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         3,152         (8,129)       (10,951)       (32,400)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (5,532,049)     4,825,775    (30,261,826)   (45,089,986)
NET ASSETS:
    Beginning of year................................    54,412,613     49,586,838    235,339,610    280,429,596
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 48,880,564   $ 54,412,613   $205,077,784   $235,339,610
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   DEVELOPING
                                                              CONVERTIBLE--                   GROWTH--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     34,108   $    918,126   $   (351,822)  $   (455,324)
    Net realized gain (loss) on investments..........    (1,686,870)    (4,615,441)    (1,727,399)    (1,142,594)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,790,693     12,994,494      3,790,843      2,701,305
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     9,137,931      9,297,179      1,711,622      1,103,387
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,628,185      4,036,622        280,649        344,461
    Policyowners' surrenders.........................   (16,215,627)   (15,568,502)    (2,287,383)    (2,377,746)
    Policyowners' annuity and death benefits.........    (2,571,424)    (1,843,014)      (131,140)      (212,455)
    Net transfers from (to) Fixed Account............      (905,067)      (774,552)       (73,264)       124,265
    Transfers between Investment Divisions...........   (19,430,358)      (752,012)    (2,154,394)      (299,255)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --     (6,299,024)            --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (36,494,291)   (14,901,458)   (10,664,556)    (2,420,730)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (9,556)       (38,270)         3,738         (4,558)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (27,365,916)    (5,642,549)    (8,949,196)    (1,321,901)
NET ASSETS:
    Beginning of year................................   219,113,818    224,756,367     31,641,661     32,963,562
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $191,747,902   $219,113,818   $ 22,692,465   $ 31,641,661
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                                                 MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------
    $ (4,604,615)  $ (4,552,244)  $  2,747,502   $ (1,458,785)  $ (1,374,625)  $   (193,100)
     (48,191,160)   (32,043,224)        (4,862)        (7,839)   (15,941,441)   (12,888,862)
              --             --             --             --      3,255,411             --
      72,597,965     45,162,339          8,706          2,072     30,393,360     40,339,057
    ------------   ------------   ------------   ------------   ------------   ------------
      19,802,190      8,566,871      2,751,346     (1,464,552)    16,332,705     27,257,095
    ------------   ------------   ------------   ------------   ------------   ------------
       4,838,691      6,782,048     69,148,697     82,832,764      3,306,612      4,323,036
     (37,549,052)   (33,824,586)   (43,058,610)   (44,058,355)   (29,657,868)   (24,094,330)
      (3,323,314)    (3,445,882)    (2,321,489)    (2,952,212)    (3,045,310)    (2,678,850)
      (2,035,435)    (1,179,606)    (4,002,426)   (24,138,819)    (1,552,624)        83,844
     (41,427,718)   (18,542,200)   (43,289,968)   (50,611,299)   (24,334,703)   (10,804,572)
    ------------   ------------   ------------   ------------   ------------   ------------
     (79,496,828)   (50,210,226)   (23,523,796)   (38,927,921)   (55,283,893)   (33,170,872)
    ------------   ------------   ------------   ------------   ------------   ------------
          29,814         (5,445)       (16,484)        (5,488)        23,174        (53,926)
    ------------   ------------   ------------   ------------   ------------   ------------
     (59,664,824)   (41,648,800)   (20,788,934)   (40,397,961)   (38,928,014)    (5,967,703)
     371,896,737    413,545,537    198,928,825    239,326,786    313,976,071    319,943,774
    ------------   ------------   ------------   ------------   ------------   ------------
    $312,231,913   $371,896,737   $178,139,891   $198,928,825   $275,048,057   $313,976,071
    ============   ============   ============   ============   ============   ============

                                          MAINSTAY VP
            MAINSTAY VP                    HIGH YIELD                    MAINSTAY VP
           GOVERNMENT--                 CORPORATE BOND--              INCOME & GROWTH--
           INITIAL CLASS                 INITIAL CLASS                  INITIAL CLASS
    ---------------------------   ----------------------------   ---------------------------
        2005           2004           2005            2004           2005           2004
    ----------------------------------------------------------------------------------------
    $  2,481,960   $  4,787,316   $  29,570,241   $ 42,308,686   $   (185,895)  $    166,828
      (1,005,544)        51,695       8,232,190    (11,306,892)       255,005       (191,872)
              --             --              --             --             --             --
          86,507       (895,837)    (28,361,830)    48,866,587      1,660,168      5,821,819
    ------------   ------------   -------------   ------------   ------------   ------------
       1,562,923      3,943,174       9,440,601     79,868,381      1,729,278      5,796,775
    ------------   ------------   -------------   ------------   ------------   ------------
       2,902,927      3,702,340      10,129,502     14,408,799        392,060        638,424
     (20,442,818)   (19,351,263)    (86,023,535)   (67,593,230)    (6,494,075)    (4,035,637)
      (2,682,549)    (3,331,558)    (11,158,796)    (7,783,342)      (571,081)      (460,829)
      (2,633,041)    (5,722,334)    (11,459,191)    (2,295,955)       (66,616)       257,545
     (11,771,469)   (39,390,063)    (28,971,902)     2,365,345        706,090      1,778,082
              --             --              --             --             --             --
    ------------   ------------   -------------   ------------   ------------   ------------
     (34,626,950)   (64,092,878)   (127,483,922)   (60,898,383)    (6,033,622)    (1,822,415)
    ------------   ------------   -------------   ------------   ------------   ------------
         (10,821)       (21,311)        (14,787)      (308,374)         7,591        (12,618)
    ------------   ------------   -------------   ------------   ------------   ------------
     (33,074,848)   (60,171,015)   (118,058,108)    18,661,624     (4,296,753)     3,961,742
     189,586,013    249,757,028     797,376,871    778,715,247     57,909,276     53,947,534
    ------------   ------------   -------------   ------------   ------------   ------------
    $156,511,165   $189,586,013   $ 679,318,763   $797,376,871   $ 53,612,523   $ 57,909,276
    ============   ============   =============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MAINSTAY VP                  MAINSTAY VP
                                                        INTERNATIONAL EQUITY--         LARGE CAP GROWTH--
                                                             INITIAL CLASS                INITIAL CLASS
                                                       -------------------------   ---------------------------
                                                          2005          2004           2005           2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   270,212   $  (221,628)  $ (1,167,357)  $ (1,266,866)
    Net realized gain (loss) on investments..........    2,358,275     1,419,563    (16,328,993)   (13,644,070)
    Realized gain distribution received..............    3,681,742            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (764,727)    8,352,821     18,950,222      9,803,326
                                                       -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    5,545,502     9,550,756      1,453,872     (5,107,610)
                                                       -----------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,917,215     1,460,935        914,134      1,709,414
    Policyowners' surrenders.........................   (8,000,808)   (3,884,069)    (7,272,141)    (7,391,220)
    Policyowners' annuity and death benefits.........     (445,609)     (579,519)      (982,585)    (1,077,715)
    Net transfers from (to) Fixed Account............      665,771       725,855       (555,475)       (66,344)
    Transfers between Investment Divisions...........   19,123,371    17,168,964    (12,179,379)    (9,295,560)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --            --             --             --
                                                       -----------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   13,259,940    14,892,166    (20,075,446)   (16,121,425)
                                                       -----------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          602       (26,834)        17,467         12,190
                                                       -----------   -----------   ------------   ------------
        Increase (decrease) in net assets............   18,806,044    24,416,088    (18,604,107)   (21,216,845)
NET ASSETS:
    Beginning of year................................   73,658,289    49,242,201     96,721,863    117,938,708
                                                       -----------   -----------   ------------   ------------
    End of year......................................  $92,464,333   $73,658,289   $ 78,117,756   $ 96,721,863
                                                       ===========   ===========   ============   ============

                                                              MAINSTAY VP
                                                               SMALL CAP                    MAINSTAY VP
                                                                GROWTH--                  TOTAL RETURN--
                                                             INITIAL CLASS                 INITIAL CLASS
                                                       --------------------------   ---------------------------
                                                           2005          2004           2005           2004
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (960,088)  $  (989,709)  $    (37,737)  $    540,473
    Net realized gain (loss) on investments..........     3,283,673     1,633,362     (6,721,714)    (2,943,135)
    Realized gain distribution received..............     1,083,460            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (2,119,612)    4,351,673     16,998,498     13,900,293
                                                       ------------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,287,433     4,995,326     10,239,047     11,497,631
                                                       ------------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,108,204     1,675,404      2,552,720      3,452,132
    Policyowners' surrenders.........................    (5,137,868)   (3,436,078)   (30,123,612)   (21,938,731)
    Policyowners' annuity and death benefits.........      (391,002)     (864,063)    (3,343,692)    (3,153,638)
    Net transfers from (to) Fixed Account............       375,477     1,132,036     (1,654,552)    (1,026,343)
    Transfers between Investment Divisions...........    (2,200,900)    2,943,652    (19,082,381)    (6,771,325)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....    (4,948,545)           --             --             --
                                                       ------------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   (11,194,634)    1,450,951    (51,651,517)   (29,437,905)
                                                       ------------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        19,452       (14,327)         7,119        (30,966)
                                                       ------------   -----------   ------------   ------------
        Increase (decrease) in net assets............    (9,887,749)    6,431,950    (41,405,351)   (17,971,240)
NET ASSETS:
    Beginning of year................................    72,622,433    66,190,483    246,318,683    264,289,923
                                                       ------------   -----------   ------------   ------------
    End of year......................................  $ 62,734,684   $72,622,433   $204,913,332   $246,318,683
                                                       ============   ===========   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                     MAINSTAY VP                   MAINSTAY VP
              CORE--                       GROWTH--                   MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (579,632)  $   (431,017)  $ (1,335,213)  $ (1,044,492)  $ (1,083,771)  $   (649,357)  $ (1,800,239)  $    592,787
       3,838,379        719,947      5,270,285      1,456,805      6,026,905        675,617     (1,010,294)    (1,077,273)
       7,002,952      1,246,778         46,664             --      7,012,295      1,246,854             --             --
      (1,167,102)     8,003,511      9,254,799     13,683,264     (5,750,830)    17,701,449     20,347,951     53,483,871
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,094,597      9,539,219     13,236,535     14,095,577      6,204,599     18,974,563     17,537,418     52,999,385
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,268,988      1,178,876      1,864,870      1,865,232      3,226,840      2,879,275      7,188,277      9,465,336
      (5,401,662)    (2,455,224)    (7,285,424)    (6,610,016)   (11,828,393)    (6,774,051)   (63,609,591)   (50,784,682)
        (226,874)      (230,851)      (528,759)      (744,734)      (965,803)      (675,900)    (5,791,448)    (5,238,699)
         604,095        616,720      1,367,766      1,652,851      1,462,021      1,470,263     (2,485,152)     1,154,429
      14,535,227     11,381,654     15,974,697     13,843,206     17,514,850     20,340,993    (27,840,457)      (508,570)
      (4,959,503)            --     (5,586,771)            --     (6,187,149)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,820,271     10,491,175      5,806,379     10,006,539      3,222,366     17,240,580    (92,538,371)   (45,912,186)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (7,245)       (25,793)        (5,325)       (29,628)        13,109        (56,292)        62,908        (95,632)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      14,907,623     20,004,601     19,037,589     24,072,488      9,440,074     36,158,851    (74,938,045)     6,991,567
      60,149,196     40,144,595     84,554,065     60,481,577    144,759,929    108,601,078    634,337,027    627,345,460
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 75,056,819   $ 60,149,196   $103,591,654   $ 84,554,065   $154,200,003   $144,759,929   $559,398,982   $634,337,027
    ============   ============   ============   ============   ============   ============   ============   ============

                                             ALGER
                                           AMERICAN
            MAINSTAY VP                      SMALL                        AMSOUTH                       AMSOUTH
              VALUE--                  CAPITALIZATION--                  ENHANCED                    INTERNATIONAL
           INITIAL CLASS                CLASS O SHARES                  MARKET FUND                   EQUITY FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (699,672)  $   (763,344)  $ (1,106,301)  $ (1,083,462)  $     (7,688)  $    (18,709)  $    175,681   $     (9,443)
         284,044     (1,453,022)     3,515,015      1,102,016        455,319         10,889         58,645         18,561
              --             --             --             --             --             --             --             --
      11,731,742     25,508,177      8,459,154     10,278,565       (409,546)       242,581       (207,355)       129,837
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      11,316,114     23,291,811     10,867,868     10,297,119         38,085        234,761         26,971        138,955
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,394,043      4,357,551        984,077      1,294,475        132,029        125,515           (478)        42,878
     (23,882,645)   (20,331,298)    (7,610,087)    (5,742,240)      (287,011)      (263,165)       (20,031)       (28,904)
      (2,496,604)    (2,286,653)      (445,682)      (627,422)       (60,327)        (5,652)       (12,167)            --
        (334,376)       987,792       (374,466)        14,609        206,152        411,920         57,693        203,946
      (7,636,148)     1,332,931     (1,099,152)     1,537,648     (3,020,357)       (59,649)      (804,983)         2,235
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (30,955,730)   (15,939,677)    (8,545,310)    (3,522,930)    (3,029,514)       208,969       (779,966)       220,155
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          13,269        (47,800)        (8,684)       (33,722)           391           (442)         1,006           (430)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (19,626,347)     7,304,334      2,313,874      6,740,467     (2,991,038)       443,288       (751,989)       358,680
     258,781,799    251,477,465     80,023,935     73,283,468      2,991,038      2,547,750        751,989        393,309
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $239,155,452   $258,781,799   $ 82,337,809   $ 80,023,935   $         --   $  2,991,038   $         --   $    751,989
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004


                                                                       AMSOUTH                        AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $     (49,413)  $    (53,985)  $     88,286   $    (26,687)
    Net realized gain (loss) on investments................        398,745          6,159        426,560         (2,620)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (465,126)       202,593       (434,969)       257,002
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (115,794)       154,767         79,877        227,695
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        147,893        198,977         16,300         51,416
    Policyowners' surrenders...............................       (326,496)      (304,428)      (123,822)      (128,719)
    Policyowners' annuity and death benefits...............        (92,979)       (23,711)       (64,050)       (21,436)
    Net transfers from (to) Fixed Account..................        197,162        590,151        108,226        229,951
    Transfers between Investment Divisions.................     (4,267,422)      (182,393)    (1,984,053)       110,755
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................     (4,341,842)       278,596     (2,047,399)       241,967
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            699            (48)           765           (663)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................     (4,456,937)       433,315     (1,966,757)       468,999
NET ASSETS:
    Beginning of year......................................      4,456,937      4,023,622      1,966,757      1,497,758
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $          --   $  4,456,937   $         --   $  1,966,757
                                                             =============   ============   ============   ============

                                                                     JANUS ASPEN                    JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $   4,362,367   $  4,722,954   $   (164,141)  $ (1,151,856)
    Net realized gain (loss) on investments................     (9,965,630)    (4,474,341)   (47,461,038)   (18,343,813)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................     38,444,038     40,046,366     55,854,111     26,904,789
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     32,840,775     40,294,979      8,228,932      7,409,120
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      6,104,824      8,466,524      2,980,888      4,116,985
    Policyowners' surrenders...............................    (57,130,712)   (47,771,158)   (23,957,775)   (21,215,237)
    Policyowners' annuity and death benefits...............     (6,334,256)    (6,407,812)    (2,266,780)    (2,288,198)
    Net transfers from (to) Fixed Account..................     (3,937,485)    (1,642,095)    (1,415,857)    (1,090,554)
    Transfers between Investment Divisions.................    (44,943,210)   (38,084,883)   (28,747,501)   (24,714,699)
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................   (106,240,839)   (85,439,424)   (53,407,025)   (45,191,703)
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................        (14,360)      (115,991)        22,190        (65,371)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................    (73,414,424)   (45,260,436)   (45,155,903)   (37,847,954)
NET ASSETS:
    Beginning of year......................................    599,689,869    644,950,305    255,697,462    293,545,416
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $ 526,275,445   $599,689,869   $210,541,559   $255,697,462
                                                             =============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $   149,693   $   149,618   $  (327,731)  $  (433,994)  $ (4,506,289)  $ (3,890,857)  $    540,153   $    236,947
       (432,943)     (673,123)      708,449     1,836,787      5,760,927      3,499,702     (1,035,631)      (359,754)
             --            --            --            --         72,032             --      8,362,088        843,888
      2,181,162     3,444,066      (279,258)   (2,247,143)    56,261,941     47,628,975      1,357,195     21,258,222
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,897,912     2,920,561       101,460      (844,350)    57,588,611     47,237,820      9,223,805     21,979,303
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      3,073,475     5,912,310       342,122       861,314      5,131,927      4,866,868      2,701,403      3,534,145
     (3,805,836)   (2,557,405)   (1,895,663)   (1,883,394)   (39,677,875)   (27,630,497)   (24,841,947)   (18,372,755)
       (527,515)     (313,320)     (100,315)     (139,715)    (3,216,888)    (3,331,670)    (2,318,177)    (3,457,556)
        926,146     1,320,941        42,936       273,926          5,656      1,051,962       (758,111)       519,114
     (1,401,315)    1,261,938    (4,882,662)   (1,419,495)    21,844,670     15,267,034     (2,063,781)    10,275,155
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (1,735,045)    5,624,464    (6,493,582)   (2,307,364)   (15,912,510)    (9,776,303)   (27,280,613)    (7,501,897)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (174)       (7,095)        6,563          (203)       (68,665)      (124,058)        17,767        (39,953)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        162,693     8,537,930    (6,385,559)   (3,151,917)    41,607,436     37,337,459    (18,039,041)    14,437,453
     47,582,940    39,045,010    27,684,229    30,836,146    384,494,240    347,156,781    239,928,836    225,491,383
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,745,633   $47,582,940   $21,298,670   $27,684,229   $426,101,676   $384,494,240   $221,889,795   $239,928,836
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $  (263,287)  $  (253,140)  $  (370,497)  $  (142,608)  $    (44,936)  $     (4,978)  $   (109,457)  $   (115,589)
       (501,825)     (688,954)   (2,884,125)   (3,662,424)       683,176        176,638        670,467        553,477
             --            --            --            --             --             --             --             --
      2,374,310     3,857,911     5,529,916     9,204,880         44,140        618,262        221,889        547,732
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,609,198     2,915,817     2,275,294     5,399,848        682,380        789,922        782,899        985,620
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        196,926       417,932       427,047       613,330          3,363           (847)        15,804        108,516
     (2,935,120)   (2,042,135)   (3,652,448)   (3,025,238)      (447,168)      (413,819)      (930,037)      (771,094)
       (275,666)     (393,162)     (497,283)     (454,115)       (83,132)        (8,802)       (63,167)       (21,737)
       (169,638)      167,795      (352,831)       71,907          6,645         77,535         48,691        145,863
     (1,633,353)     (972,112)   (3,057,098)     (959,730)     1,132,778      1,360,445     (1,004,540)      (586,920)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (4,816,851)   (2,821,682)   (7,132,613)   (3,753,846)       612,486      1,014,512     (1,933,249)    (1,125,372)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (735)       (7,188)           33       (15,568)        (1,017)        (2,284)            25         (3,450)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (3,208,388)       86,947    (4,857,286)    1,630,434      1,293,849      1,802,150     (1,150,325)      (143,202)
     32,103,481    32,016,534    42,547,026    40,916,592      3,945,503      2,143,353      8,167,473      8,310,675
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $28,895,093   $32,103,481   $37,689,740   $42,547,026   $  5,239,352   $  3,945,503   $  7,017,148   $  8,167,473
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                           ROYCE          ROYCE              T. ROWE PRICE
                                                         MICRO-CAP      SMALL-CAP                EQUITY
                                                         PORTFOLIO      PORTFOLIO           INCOME PORTFOLIO
                                                         ----------    -----------    ----------------------------
                                                          2005(a)        2005(b)          2005            2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $   1,529     $   (51,961)   $    280,529    $    279,178
    Net realized gain (loss) on investments..........       29,903          27,568       3,046,854       1,590,010
    Realized gain distribution received..............       87,431         119,725      10,428,146       4,468,125
    Change in unrealized appreciation (depreciation)
      on investments.................................      301,006         205,383      (8,300,049)     17,740,392
                                                         ----------    -----------    ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations..............................      419,869         300,715       5,455,480      24,077,705
                                                         ----------    -----------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,090,666       4,835,240       3,234,095       3,035,824
    Policyowners' surrenders.........................      (71,899)       (139,836)    (18,779,481)    (12,445,881)
    Policyowners' annuity and death benefits.........           --          (8,085)     (1,603,019)     (1,401,414)
    Net transfers from (to) Fixed Account............      538,556         755,429       1,601,514       2,335,449
    Transfers between Investment Divisions...........    2,720,035       7,065,329      20,577,880      22,298,176
                                                         ----------    -----------    ------------    ------------
      Net contributions and (withdrawals)............    6,277,358      12,508,077       5,030,989      13,822,154
                                                         ----------    -----------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (527)           (173)         22,332         (51,858)
                                                         ----------    -----------    ------------    ------------
        Increase (decrease) in net assets............    6,696,700      12,808,619      10,508,801      37,848,001
NET ASSETS:
    Beginning of year................................           --              --     210,362,003     172,514,002
                                                         ----------    -----------    ------------    ------------
    End of year......................................    $6,696,700    $12,808,619    $220,870,804    $210,362,003
                                                         ==========    ===========    ============    ============

                                                                   VAN ECK                      VAN KAMPEN
                                                                  WORLDWIDE                    UIF EMERGING
                                                                    HARD                     MARKETS EQUITY--
                                                                   ASSETS                        CLASS I
                                                         ---------------------------    --------------------------
                                                             2005           2004           2005           2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $ (1,286,729)   $  (355,555)   $  (598,963)   $  (323,589)
    Net realized gain (loss) on investments..........       3,026,544        891,456        428,834     (2,237,707)
    Realized gain distribution received..............              --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      40,533,605      6,253,833     17,119,388     10,682,534
                                                         ------------    -----------    -----------    -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      42,273,420      6,789,734     16,949,259      8,121,238
                                                         ------------    -----------    -----------    -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      27,532,054     11,138,000        992,832        756,714
    Policyowners' surrenders.........................      (6,170,999)    (1,729,565)    (4,322,313)    (3,406,142)
    Policyowners' annuity and death benefits.........        (665,627)      (175,456)      (341,883)      (470,417)
    Net transfers from (to) Fixed Account............       7,877,285      2,669,176        553,977        311,044
    Transfers between Investment Divisions...........      51,392,846     11,071,374     12,581,674      2,549,112
                                                         ------------    -----------    -----------    -----------
      Net contributions and (withdrawals)............      79,965,559     22,973,529      9,464,287       (259,689)
                                                         ------------    -----------    -----------    -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (89,805)       (21,840)       (23,644)       (30,453)
                                                         ------------    -----------    -----------    -----------
        Increase (decrease) in net assets............     122,149,174     29,741,423     26,389,902      7,831,096
NET ASSETS:
    Beginning of year................................      47,789,322     18,047,899     48,290,956     40,459,860
                                                         ------------    -----------    -----------    -----------
    End of year......................................    $169,938,496    $47,789,322    $74,680,858    $48,290,956
                                                         ============    ===========    ===========    ===========

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2005
and December 31, 2004

                                                        MAINSTAY VP                    MAINSTAY VP
                                                        BALANCED--                    BASIC VALUE--
                                                       SERVICE CLASS                  SERVICE CLASS
                                                       -------------         -------------------------------
                                                          2005(C)               2005               2004(E)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $   139,189          $  (159,894)        $   (67,395)
    Net realized gain (loss) on investments..........        60,516              415,518             241,967
    Realized gain distribution received..............       307,826              248,847                  --
    Change in unrealized appreciation (depreciation)
      on investments.................................       743,875              352,700           1,279,898
                                                        -----------          -----------         -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,251,406              857,171           1,454,470
                                                        -----------          -----------         -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    27,013,045            4,149,122          10,037,234
    Policyowners' surrenders.........................    (1,212,614)            (959,099)           (541,140)
    Policyowners' annuity and death benefits.........       (51,998)            (102,098)            (16,205)
    Net transfers from (to) Fixed Account............    10,080,984            1,343,499           2,129,230
    Transfers between Investment Divisions...........    39,900,659             (983,522)          1,081,684
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     5,000,000                   --                  --
                                                        -----------          -----------         -----------
      Net contributions and (withdrawals)............    80,730,076            3,447,902          12,690,803
                                                        -----------          -----------         -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (749)                 760              (1,895)
                                                        -----------          -----------         -----------
        Increase (decrease) in net assets............    81,980,733            4,305,833          14,143,378
NET ASSETS:
    Beginning of year................................            --           19,850,375           5,706,997
                                                        -----------          -----------         -----------
    End of year......................................   $81,980,733          $24,156,208         $19,850,375
                                                        ===========          ===========         ===========

                                                                MAINSTAY VP                    MAINSTAY VP
                                                            DEVELOPING GROWTH--              FLOATING RATE--
                                                               SERVICE CLASS                  SERVICE CLASS
                                                       ------------------------------        ---------------
                                                          2005              2004(E)              2005(D)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (239,496)       $  (137,361)         $   935,272
    Net realized gain (loss) on investments..........      191,929             73,680               21,515
    Realized gain distribution received..............           --                 --                   --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,769,139            782,042             (127,369)
                                                       -----------        -----------          -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,721,572            718,361              829,418
                                                       -----------        -----------          -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    4,012,815          7,124,597           26,320,010
    Policyowners' surrenders.........................     (643,530)          (309,470)          (1,146,772)
    Policyowners' annuity and death benefits.........      (58,254)           (22,050)             (41,230)
    Net transfers from (to) Fixed Account............      712,355          1,528,709            7,173,211
    Transfers between Investment Divisions...........     (817,964)           152,924           22,239,455
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --                 --           22,500,000
                                                       -----------        -----------          -----------
      Net contributions and (withdrawals)............    3,205,422          8,474,710           77,044,674
                                                       -----------        -----------          -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (376)            (1,318)              (2,324)
                                                       -----------        -----------          -----------
        Increase (decrease) in net assets............    4,926,618          9,191,753           77,871,768
NET ASSETS:
    Beginning of year................................   13,430,349          4,238,596                   --
                                                       -----------        -----------          -----------
    End of year......................................  $18,356,967        $13,430,349          $77,871,768
                                                       ===========        ===========          ===========

Not all investment divisions are available under all policies.
(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.
(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MainStay VP                  MainStay VP                  MAINSTAY VP                 MAINSTAY VP
             Bond--               Capital Appreciation--           COMMON STOCK--               CONVERTIBLE--
          Service Class                Service Class                SERVICE CLASS               SERVICE CLASS
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $ 1,308,586   $ 1,263,428   $   (718,671)  $   (436,405)  $  (211,405)  $    31,617   $   (47,352)  $   453,711
       (222,185)     (120,641)       587,753        138,540       455,560       104,390       719,997       181,638
             --       583,451             --             --       493,112            --            --            --
       (861,807)     (806,292)     3,242,014      1,516,420     1,488,272     2,151,066     3,107,701     2,142,049
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        224,594       919,946      3,111,096      1,218,555     2,225,539     2,287,073     3,780,346     2,777,398
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     20,677,920    28,326,752      9,222,902     23,617,625     8,746,610    15,004,613    14,819,794    32,545,228
     (3,051,666)   (1,630,614)    (2,266,097)      (923,834)   (1,383,666)     (661,788)   (3,036,382)   (1,718,393)
       (443,548)     (229,185)      (213,149)       (48,557)      (59,276)      (13,750)     (531,969)      (90,073)
      5,064,033     8,056,169      1,807,299      5,080,974     2,215,010     3,151,764     5,511,448    11,513,571
       (495,886)       55,370     (3,504,257)      (492,509)     (674,975)      965,360    (4,754,399)       73,250
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,750,853    34,578,492      5,046,698     27,233,699     8,843,703    18,446,199    12,008,492    42,323,583
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,494)       (4,791)         2,222            (40)        1,282        (3,291)       (5,538)       (7,685)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,972,953    35,493,647      8,160,016     28,452,214    11,070,524    20,729,981    15,783,300    45,093,296
     54,382,220    18,888,573     43,339,891     14,887,677    30,527,548     9,797,567    67,712,173    22,618,877
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $76,355,173   $54,382,220   $ 51,499,907   $ 43,339,891   $41,598,072   $30,527,548   $83,495,473   $67,712,173
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

                                        MainStay VP
           MainStay VP                  High Yield                   MainStay VP                 MainStay VP
          Government--               Corporate Bond--             Income & Growth--        International Equity--
          Service Class                Service Class                Service Class               Service Class
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $   833,013   $ 1,024,910   $ 15,316,330   $ 13,913,633   $   (81,492)  $   108,061   $   262,586   $   (43,116)
       (107,403)     (128,103)     1,655,692        361,833       315,870        86,092       609,956        95,246
             --            --             --             --            --            --     3,389,246            --
       (518,091)     (455,402)   (12,821,049)     4,263,691       556,727     1,079,250       196,131     4,938,118
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        207,519       441,405      4,150,973     18,539,157       791,105     1,273,403     4,457,919     4,990,248
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,346,884    19,050,338    105,292,069    135,148,403     7,218,166     9,312,918    27,433,954    23,853,952
     (2,177,410)   (1,380,706)   (13,390,923)    (5,501,123)   (1,126,645)     (422,105)   (2,052,895)     (710,428)
       (282,116)      (49,221)    (2,288,734)      (646,595)     (128,740)      (30,053)     (475,687)     (128,863)
      4,616,652     4,873,982     22,835,470     24,002,067     3,219,377     2,302,058     6,842,420     5,109,965
     (1,924,506)     (316,483)   (20,282,240)     5,903,008       636,212       326,344     4,093,676     3,086,439
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,579,504    22,177,910     92,165,642    158,905,760     9,818,370    11,489,162    35,841,468    31,211,065
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,008)       (2,564)       (11,440)       (58,909)        2,088        (1,969)       (1,709)      (12,377)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,785,015    22,616,751     96,305,175    177,386,008    10,611,563    12,760,596    40,297,678    36,188,936
     35,721,047    13,104,296    253,812,622     76,426,614    16,714,094     3,953,498    44,769,595     8,580,659
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $49,506,062   $35,721,047   $350,117,797   $253,812,622   $27,325,657   $16,714,094   $85,067,273   $44,769,595
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MainStay VP                 MainStay VP
                                                          Large Cap Growth--            Mid Cap Core--
                                                             Service Class               Service Class
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (259,957)  $  (190,563)  $  (579,976)  $  (217,792)
    Net realized gain (loss) on investments..........       29,691        16,757       824,024       120,785
    Realized gain distribution received..............           --            --     6,927,919       774,026
    Change in unrealized appreciation (depreciation)
      on investments.................................      727,614      (106,780)      195,435     4,387,762
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      497,348      (280,586)    7,367,402     5,064,781
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,987,436     9,002,711    20,930,769    18,091,012
    Policyowners' surrenders.........................     (779,103)     (607,575)   (2,059,284)     (727,901)
    Policyowners' annuity and death benefits.........     (160,302)      (45,733)     (688,829)      (47,234)
    Net transfers from (to) Fixed Account............    1,058,069     2,292,436     5,105,394     4,277,750
    Transfers between Investment Divisions...........   (1,576,678)     (966,782)    6,048,873     2,489,388
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    2,529,422     9,675,057    29,336,923    24,083,015
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        2,749         1,502        (8,082)      (11,921)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    3,029,519     9,395,973    36,696,243    29,135,875
NET ASSETS:
    Beginning of year................................   16,510,727     7,114,754    37,565,560     8,429,685
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $19,540,246   $16,510,727   $74,261,803   $37,565,560
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (33,378)  $   135,182   $  (213,919)  $   (43,521)
    Net realized gain (loss) on investments..........      352,738       154,606       620,648       309,475
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,529,908     1,111,906     2,289,382     3,379,065
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,849,268     1,401,694     2,696,111     3,645,019
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    8,878,845    17,926,443    15,172,383    25,919,825
    Policyowners' surrenders.........................   (1,821,281)     (884,719)   (2,350,138)     (974,606)
    Policyowners' annuity and death benefits.........     (122,041)      (28,772)     (270,747)      (10,553)
    Net transfers from (to) Fixed Account............    2,334,240     4,809,650     3,803,296     6,144,530
    Transfers between Investment Divisions...........   (2,428,851)     (704,132)       91,286     1,352,930
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    6,840,912    21,118,470    16,446,080    32,432,126
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          345        (2,608)        2,085        (5,918)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    8,690,525    22,517,556    19,144,276    36,071,227
NET ASSETS:
    Beginning of year................................   34,204,315    11,686,759    50,586,214    14,514,987
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $42,894,840   $34,204,315   $69,730,490   $50,586,214
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP
         MID CAP GROWTH--             MID CAP VALUE--               S&P 500 INDEX--            SMALL CAP GROWTH--
          SERVICE CLASS                SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS
    --------------------------   --------------------------   ---------------------------   -------------------------
        2005         2004(e)         2005         2004(e)         2005         2004(e)         2005         2004(e)
    -----------------------------------------------------------------------------------------------------------------
    $ (1,291,205)  $  (575,564)  $   (879,800)  $  (173,943)  $   (591,887)  $    471,681   $  (897,571)  $  (487,206)
       1,478,297       677,570      1,303,889       140,015      1,180,491        272,518       576,844       212,295
          49,674            --      5,776,211       614,383             --             --     1,166,930            --
      12,066,986     9,017,157     (1,999,269)    7,035,664      4,864,030      8,340,201       771,281     4,008,944
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      12,303,752     9,119,163      4,201,031     7,616,119      5,452,634      9,084,400     1,617,484     3,734,033
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      29,662,492    29,060,538     40,062,950    34,795,764     44,159,025     70,753,569    16,593,575    26,608,690
      (3,136,101)   (1,306,305)    (3,835,441)   (1,361,139)    (5,910,120)    (3,005,687)   (2,068,567)   (1,423,298)
        (327,561)     (142,289)      (381,359)      (47,597)      (782,201)      (268,779)     (364,896)      (91,716)
       5,408,415     6,356,741     11,498,158     8,978,905     12,064,774     15,775,645     3,394,355     6,127,312
       5,234,721     1,974,479      3,667,262     4,910,904     (4,203,026)     2,375,002    (1,230,278)      753,456
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      36,841,966    35,943,164     51,011,570    47,276,837     45,328,452     85,629,750    16,324,189    31,974,444
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
          (8,924)      (16,684)         6,653       (18,810)        10,467        (11,840)       13,980        (7,084)
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      49,136,794    45,045,643     55,219,254    54,874,146     50,791,553     94,702,310    17,955,653    35,701,393
      60,786,328    15,740,685     71,481,696    16,607,550    132,814,613     38,112,303    49,319,832    13,618,439
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
    $109,923,122   $60,786,328   $126,700,950   $71,481,696   $183,606,166   $132,814,613   $67,275,485   $49,319,832
    ============   ===========   ============   ===========   ============   ============   ===========   ===========

                                     Colonial Small
      Alger American Small          Cap Value Fund,          Dreyfus IP Technology          Fidelity(R) VIP
        Capitalization--           Variable Series--               Growth--                 CONTRAFUND(R)--
         Class S Shares                 Class B                 Service Shares              SERVICE CLASS 2
    -------------------------   ------------------------   -------------------------   --------------------------
       2005         2004(e)        2005        2004(f)        2005         2004(e)         2005         2004(e)
    -------------------------------------------------------------------------------------------------------------
    $  (361,432)  $  (165,727)  $  (163,431)  $    3,033   $  (301,167)  $  (226,976)  $ (1,789,681)  $  (709,526)
        408,732       118,747        14,030          203        21,054       113,983        805,339       113,070
             --            --        30,073       27,573            --            --         17,578            --
      3,567,754     1,876,029     1,058,486        1,048       779,153        80,024     20,024,706     8,705,990
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      3,615,054     1,829,049       939,158       31,857       499,040       (32,969)    19,057,942     8,109,534
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      8,942,206     9,106,509     8,920,496      817,168     4,545,221    10,108,446     50,357,609    44,851,838
       (990,842)     (401,534)     (329,847)         (24)     (992,000)     (584,616)    (4,079,261)   (1,456,588)
        (38,847)      (13,407)      (23,212)          --       (48,211)      (23,572)      (693,129)     (134,820)
      1,679,703     1,847,356     1,952,669       49,822       970,095     2,146,155     12,356,894    10,791,287
      1,114,522     1,575,086     8,661,121      650,198    (2,261,557)     (358,894)     8,543,713     5,045,675
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     10,706,742    12,114,010    19,181,227    1,517,164     2,213,548    11,287,519     66,485,826    59,097,392
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
         (4,299)       (4,150)       (1,498)         (19)        3,777           354        (28,651)      (17,820)
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     14,317,497    13,938,909    20,118,887    1,549,002     2,716,365    11,254,904     85,515,117    67,189,106
     18,296,974     4,358,065     1,549,002           --    19,449,200     8,194,296     86,404,805    19,215,699
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
    $32,614,471   $18,296,974   $21,667,889   $1,549,002   $22,165,565   $19,449,200   $171,919,922   $86,404,805
    ===========   ===========   ===========   ==========   ===========   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                            FIDELITY(R) VIP              FIDELITY(R) VIP
                                                            EQUITY-INCOME--                 MID CAP--
                                                            SERVICE CLASS 2              SERVICE CLASS 2
                                                       --------------------------   --------------------------
                                                           2005         2004(e)         2005          2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (300,882)  $  (320,657)  $ (1,699,382)  $  (484,984)
    Net realized gain (loss) on investments..........       680,571       157,958      1,767,744       176,170
    Realized gain distribution received..............     2,625,478        83,974      1,421,216            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,271,030     5,156,865     17,696,876    10,086,422
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,276,197     5,078,140     19,186,454     9,777,608
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    28,787,807    37,912,960     28,868,064    27,676,531
    Policyowners' surrenders.........................    (3,389,737)   (1,455,786)    (5,769,740)   (1,346,299)
    Policyowners' annuity and death benefits.........      (441,233)      (85,116)      (662,133)     (169,701)
    Net transfers from (to) Fixed Account............     8,175,528     7,529,061      8,167,408     5,792,542
    Transfers between Investment Divisions...........      (354,091)    2,936,845     26,584,995    27,377,145
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............    32,778,274    46,837,964     57,188,594    59,330,218
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         1,936        (7,101)       (29,927)      (20,415)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............    37,056,407    51,909,003     76,345,121    69,087,411
NET ASSETS:
    Beginning of year................................    69,156,757    17,247,754     74,151,605     5,064,194
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $106,213,164   $69,156,757   $150,496,726   $74,151,605
                                                       ============   ===========   ============   ===========

                                                                 MFS(R)                NEUBERGER BERMAN AMT
                                                           UTILITIES SERIES--            MID-CAP GROWTH--
                                                             SERVICE CLASS                   CLASS S
                                                       --------------------------   --------------------------
                                                           2005         2004(g)         2005         2004(e)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,240,809)  $  (118,759)  $   (127,552)  $   (42,285)
    Net realized gain (loss) on investments..........     1,345,942        32,251        194,210        44,444
    Realized gain distribution received..............            --            --             --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    15,148,472     4,016,228      1,031,216       597,813
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    15,253,605     3,929,720      1,097,874       599,972
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    50,779,985    12,619,966      2,931,211     3,566,648
    Policyowners' surrenders.........................    (5,952,786)     (357,193)      (386,653)      (84,158)
    Policyowners' annuity and death benefits.........      (405,223)      (49,452)       (51,635)           --
    Net transfers from (to) Fixed Account............    14,126,974     2,379,686        612,913       730,692
    Transfers between Investment Divisions...........    72,684,839    21,241,132      1,432,364       453,983
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............   131,233,789    35,834,139      4,538,200     4,667,165
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (24,394)       (6,965)          (832)       (1,508)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............   146,463,000    39,756,894      5,635,242     5,265,629
NET ASSETS:
    Beginning of year................................    39,914,766       157,872      5,784,077       518,448
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $186,377,766   $39,914,766   $ 11,419,319   $ 5,784,077
                                                       ============   ===========   ============   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       Janus Aspen Series          Janus Aspen Series          MFS(R) INVESTORS               MFS(R)
           Balanced--              Worldwide Growth--           TRUST SERIES--           RESEARCH SERIES--
         Service Shares              Service Shares              SERVICE CLASS             SERVICE CLASS
    -------------------------   -------------------------   -----------------------   -----------------------
       2005         2004(e)        2005         2004(e)        2005       2004(e)        2005       2004(e)
    ---------------------------------------------------------------------------------------------------------
    $   493,852   $   583,599   $   (57,270)  $   (54,547)  $  (55,639)  $  (26,813)  $  (77,808)  $  (25,827)
        964,368       147,574       268,527       115,752       97,073       25,554      189,516       37,936
             --            --            --            --           --           --           --           --
      3,401,174     3,015,545       817,774       643,853      231,446      301,264      307,341      501,466
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
      4,859,394     3,746,718     1,029,031       705,058      272,880      300,005      419,049      513,575
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     18,494,217    29,613,727     5,609,822    10,432,636    1,418,895    1,826,405    1,998,126    2,116,731
     (3,402,173)   (1,721,304)   (1,142,893)     (553,518)    (311,090)    (107,551)    (252,805)    (144,050)
     (1,069,747)     (171,981)     (259,249)       (6,553)      (5,043)      (5,251)     (17,585)      (4,190)
      5,685,563     8,893,450     1,265,928     2,295,374      373,941      478,904      458,324      538,998
     (3,935,060)       66,432      (999,603)      282,848       74,354       11,871     (115,428)     238,485
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     15,772,800    36,680,324     4,474,005    12,450,787    1,551,057    2,204,378    2,070,632    2,745,974
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
         (4,496)       (8,595)        1,214        (2,741)        (352)        (579)        (360)      (1,179)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     20,627,698    40,418,447     5,504,250    13,153,104    1,823,585    2,503,804    2,489,321    3,258,370
     65,054,050    24,635,603    20,323,598     7,170,494    3,622,761    1,118,957    5,032,178    1,773,808
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
    $85,681,748   $65,054,050   $25,827,848   $20,323,598   $5,446,346   $3,622,761   $7,521,499   $5,032,178
    ===========   ===========   ===========   ===========   ==========   ==========   ==========   ==========

                                      Van Kampen UIF               Victory VIF
          T. Rowe Price                  Emerging                  Diversified
          Equity Income              Markets Equity--                Stock--
          Portfolio--II                  Class II                 Class A Shares
    --------------------------   -------------------------   ------------------------
        2005         2004(e)        2005         2004(e)        2005        2004(h)
    ---------------------------------------------------------------------------------
    $   (112,074)  $    33,866   $  (279,523)  $   (65,856)  $  (160,201)  $    3,493
          (3,860)     (129,339)      472,396       202,906       114,858       18,027
       6,095,020     1,456,677            --            --            --           --
      (2,958,572)    5,825,328     7,406,751     1,869,318     1,027,657      317,404
    ------------   -----------   -----------   -----------   -----------   ----------
       3,020,514     7,186,532     7,599,624     2,006,368       982,314      338,924
    ------------   -----------   -----------   -----------   -----------   ----------
      42,104,279    41,425,016    13,259,666     7,763,796     3,506,384    2,388,147
      (4,028,106)   (1,767,134)     (941,566)     (290,705)     (496,951)    (218,206)
        (636,088)     (123,624)      (80,289)       (5,113)       (9,355)          --
      11,547,871     9,224,798     1,955,206     1,178,214     1,589,358      461,479
       5,878,403     5,787,228     4,328,730       706,355     4,884,430    2,885,624
    ------------   -----------   -----------   -----------   -----------   ----------
      54,866,359    54,546,284    18,521,747     9,352,547     9,473,866    5,517,044
    ------------   -----------   -----------   -----------   -----------   ----------
           8,167       (12,074)      (11,874)       (6,235)       (1,089)        (499)
    ------------   -----------   -----------   -----------   -----------   ----------
      57,895,040    61,720,742    26,109,497    11,352,680    10,455,091    5,855,469
      79,569,828    17,849,086    14,223,839     2,871,159     5,855,469           --
    ------------   -----------   -----------   -----------   -----------   ----------
    $137,464,868   $79,569,828   $40,333,336   $14,223,839   $16,310,560   $5,855,469
    ============   ===========   ===========   ===========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity [including policies formerly known as AmSouth Premium Plus Variable Annuity]), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity [including policies formerly known as AmSouth Premium Plus II Variable Annuity]). Pursuant to an order of approval issued by the Securities and Exchange Commission on October 31, 2005, NYLIAC substituted shares of the AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund held by NYLIAC Variable Annuity Separate Account-III with shares of the MainStay VP S&P 500 Index Portfolio, MainStay VP International Equity Portfolio, MainStay VP Value Portfolio and Fidelity VIP Mid Cap Portfolio, respectively. Effective December 1, 2005, the AmSouth Premium Plus Variable Annuity policies were renamed MainStay Premium Plus Variable Annuity and the AmSouth Premium Plus II Variable Annuity policies were renamed MainStay Premium Plus II Variable Annuity. Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity.

  The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The MainStay VP Cash Management, Calvert Social Balanced, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced - Service Class, MainStay VP Floating Rate - Service Class, Colonial Small Cap Value Fund, Variable
Series - Class B, Fidelity VIP Mid Cap - Service Class 2 and Victory VIF Diversified Stock - Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Basic Value--Initial Class(1)
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(2)
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class(3)
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth--Initial Class(4)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class(5)
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(6)
MainStay VP S&P 500 Index--Initial Class(7)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Basic Value--Service Class(8)
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(9)
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class(10)
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Income & Growth--Service Class(11)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class(12)
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(13)
MainStay VP S&P 500 Index--Service Class(14)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

      Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Dreyfus Large Company Value--Initial Class

  (2) Formerly MainStay VP Growth Equity--Initial Class

  (3) Formerly MainStay VP Lord Abbett Developing Growth--Initial Class

  (4) Formerly MainStay VP American Century Income & Growth--Initial Class

  (5) Formerly MainStay VP Growth--Initial Class

  (6) Formerly MainStay VP Equity Income--Initial Class

  (7) Formerly MainStay VP Indexed Equity--Initial Class

  (8) Formerly MainStay VP Dreyfus Large Company Value--Service Class

  (9) Formerly MainStay VP Growth Equity--Service Class

 (10) Formerly MainStay VP Lord Abbett Developing Growth--Service Class

 (11) Formerly MainStay VP American Century Income & Growth--Service Class

 (12) Formerly MainStay VP Growth--Service Class

 (13) Formerly MainStay VP Equity Income--Service Class

 (14) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies".

  This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2005, the investments of the Separate Account are as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        4,225                  15,644                  13,454
Identified cost...........................      $41,754                $213,679                $390,603


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        6,445                   6,775                   5,489
Identified cost...........................      $77,398                $ 92,829                $ 61,638

  Investment activity for the year ended December 31, 2005 was as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $ 2,601                 $10,272                 $ 1,755
Proceeds from sales.......................        9,794                  38,684                  85,728


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $25,611                 $ 1,426                 $23,719
Proceeds from sales.......................        8,364                  22,713                  11,433

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        177,006            12,771            16,270             2,242            14,918             71,150             4,532
       $177,002          $289,646          $171,517           $17,765          $164,747           $635,321           $48,481


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
          7,657            12,552            22,237             5,652            11,779            13,888             3,490
       $ 72,624          $128,914          $576,036           $49,286          $222,732          $206,983           $55,614

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $142,822           $ 7,837          $  4,708           $ 1,201           $11,446           $ 83,312           $ 3,581
        165,575            61,302            41,316            12,234            43,694            181,004             9,810


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 19,867           $33,641          $ 13,372           $ 5,248           $ 4,527          $  9,069           $ 3,866
         15,220            24,442           107,744            16,334            56,068            40,702            13,524

--------------------------------------------------------------------------------


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Number of shares..............        --              --                  --               --             24,665
Identified cost...............    $   --          $   --            $     --          $    --           $ 45,247

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Number of shares..............         221             347                 537            1,325             10,172
Identified cost...............      $4,204          $5,435            $  6,444          $12,610           $196,865


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Purchases.....................    $  276          $  263            $    379          $   361           $  5,958
Proceeds from sales...........     3,325             869               4,787            2,327              7,539

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Purchases.....................      $2,369          $  890            $  6,651          $13,062           $ 35,968
Proceeds from sales...........       1,799           2,934                 237              480             20,176

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          2,366            13,780             8,735            20,525             7,559             1,503             2,307
        $20,028          $326,535          $193,861          $498,837          $296,579          $ 26,136          $ 36,473


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
          6,140              5,088
       $119,506           $ 46,620

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 2,186          $ 16,722           $16,863          $ 14,538          $  4,117          $    853          $  1,545
          8,990            37,022            35,321           116,567            57,793             5,949             9,037


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
        $85,199           $ 15,155
          6,384              6,232

--------------------------------------------------------------------------------


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       7,837               2,086               5,829                2,227                1,933
Identified cost.........     $81,081             $22,130             $79,144             $ 46,025             $ 37,382


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       1,700               5,438               8,161               10,342                7,314
Identified cost.........     $18,574             $69,140             $88,030             $120,704             $168,628


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $82,711             $ 6,428             $27,816             $ 9,671              $11,581
Proceeds from sales.....       1,690               2,952               4,804               5,311                2,481


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $ 5,252             $38,457             $41,476             $61,585              $52,106
Proceeds from sales.....       2,987               2,789               5,855               5,478                7,257

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    7,100......             1,824             7,761             4,725             36,734             2,313             5,941
    77,5$79.....          $15,709           $77,009           $51,066           $360,316           $25,490          $ 79,383

                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    6,096......             2,469             4,055             1,394              1,215             2,490             5,610
    61,7$79.....          $40,088           $63,166           $27,005           $ 20,584           $20,883          $142,104

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    19,4$12.....          $ 4,877           $81,106           $20,239           $132,692           $11,510           $41,957
    7,431......             1,895             4,118             5,831             24,903             1,757             2,442


                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    20,2$79.....          $10,878           $19,471           $12,349           $ 19,972           $ 5,592           $67,632
    3,643......             4,043             3,236             1,973                951             3,705             2,999

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        4,227             4,355              3,229                935                285               462
Identified cost......      $98,463          $122,892           $ 78,614            $23,937            $ 4,863            $6,621

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $39,400          $ 64,049           $ 24,607            $ 6,805            $ 2,184            $2,951
Proceeds from
sales................        4,356             6,926              8,317              2,339                683               949

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
           7,945               570              6,331              2,752              1,372
        $168,005          $  9,816           $133,565            $30,976            $15,013

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
        $137,849          $  5,655           $ 64,774            $20,402            $10,710
           7,177             1,211              3,900              2,067              1,366

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity policies), which are also part of Series III and MainStay Premium Plus II Variable Annuity policies (including policies formerly known as AmSouth Premium Plus II Variable Annuity), which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity) and MainStay Premium Plus II Variable Annuity (including policies formerly known as AmSouth Premium Plus II Variable Annuity), there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:


                                                                    MAINSTAY VP                     MAINSTAY VP
                                                                   BASIC VALUE--                      BOND--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                                -------------------           -----------------------
                                                                2005           2004            2005             2004
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................     41            232               138              200
Units Redeemed..............................................    (479)          (297)          (1,573)          (2,470)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (438)          (65)           (1,435)          (2,270)
                                                                ====           ====           ======           ======
SERIES II POLICIES
Units Issued................................................      1              1                 6               --
Units Redeemed..............................................     (8)            (3)              (15)             (25)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     (7)            (2)               (9)             (25)
                                                                ====           ====           ======           ======
SERIES III POLICIES
Units Issued................................................     14            139                25               37
Units Redeemed..............................................    (237)          (92)             (594)          (1,014)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (223)           47              (569)            (977)
                                                                ====           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................      5             15                39               43
Units Redeemed..............................................    (17)           (12)             (157)            (319)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (12)             3              (118)            (276)
                                                                ====           ====           ======           ======
SERIES V POLICIES
Units Issued................................................     --             16                 2                1
Units Redeemed..............................................     --             --                (2)              (9)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             16                --               (8)
                                                                ====           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................     --             --                --               --
Units Redeemed..............................................     --             --                --               --
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             --                --               --
                                                                ====           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP
          CAPITAL                               MAINSTAY VP       MAINSTAY VP
      APPRECIATION--         MAINSTAY VP      COMMON STOCK--     CONVERTIBLE--
       INITIAL CLASS       CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS
    -------------------   -----------------   ---------------   ---------------
     2005       2004       2005      2004      2005     2004     2005     2004
    ---------------------------------------------------------------------------
       283        352      15,639    12,261      143      191      131      201
    (4,713)    (3,337)    (33,050)  (42,654)  (2,377)  (1,712)  (1,616)  (1,016)
    ------     ------     -------   -------   ------   ------   ------   ------
    (4,430)    (2,985)    (17,411)  (30,393)  (2,234)  (1,521)  (1,485)    (815)
    ======     ======     =======   =======   ======   ======   ======   ======
        --          2       1,330     1,341       --        2        2        3
       (40)       (24)     (1,616)   (1,380)     (27)     (17)     (29)     (18)
    ------     ------     -------   -------   ------   ------   ------   ------
       (40)       (22)       (286)      (39)     (27)     (15)     (27)     (15)
    ======     ======     =======   =======   ======   ======   ======   ======
        55        227      14,676    23,814       40      142       49      112
      (807)      (710)    (15,902)  (32,703)    (600)    (374)  (1,004)    (280)
    ------     ------     -------   -------   ------   ------   ------   ------
      (752)      (483)     (1,226)   (8,889)    (560)    (232)    (955)    (168)
    ======     ======     =======   =======   ======   ======   ======   ======
        22         55      20,549    24,505       23       31       29       67
      (120)       (61)    (19,326)  (23,347)     (74)     (45)    (129)     (63)
    ------     ------     -------   -------   ------   ------   ------   ------
       (98)        (6)      1,223     1,158      (51)     (14)    (100)       4
    ======     ======     =======   =======   ======   ======   ======   ======
         2         --       1,798     3,216        4        5        1        7
        (5)        --      (2,011)   (2,910)      (6)      (1)      (3)      (3)
    ------     ------     -------   -------   ------   ------   ------   ------
        (3)        --        (213)      306       (2)       4       (2)       4
    ======     ======     =======   =======   ======   ======   ======   ======
        --         --      12,863    15,234       --       --       --       --
        --         --     (14,764)   (8,387)      --       --       --       --
    ------     ------     -------   -------   ------   ------   ------   ------
        --         --      (1,901)    6,847       --       --       --       --
    ======     ======     =======   =======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP
                                                                     DEVELOPING                       MAINSTAY VP
                                                                      GROWTH--                       GOVERNMENT--
                                                                    INITIAL CLASS                    INITIAL CLASS
                                                                ---------------------           -----------------------
                                                                 2005            2004            2005             2004
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................        26            29               152              205
Units Redeemed..............................................    (1,234)          (306)          (1,644)          (3,140)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................    (1,208)          (277)          (1,492)          (2,935)
                                                                ======           ====           ======           ======
SERIES II POLICIES
Units Issued................................................         2            --                 4               --
Units Redeemed..............................................        (2)           (7)              (35)             (45)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            (7)              (31)             (45)
                                                                ======           ====           ======           ======
SERIES III POLICIES
Units Issued................................................        20            33                25               19
Units Redeemed..............................................       (83)          (77)             (762)          (1,213)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................       (63)          (44)             (737)          (1,194)
                                                                ======           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................         5            12                23               32
Units Redeemed..............................................       (14)           (5)             (203)            (411)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        (9)            7              (180)            (379)
                                                                ======           ====           ======           ======
SERIES V POLICIES
Units Issued................................................        --            --                 1                2
Units Redeemed..............................................        --            --                (7)             (16)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                (6)             (14)
                                                                ======           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................        --            --                --               --
Units Redeemed..............................................        --            --                --               --
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                --               --
                                                                ======           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP                            MAINSTAY VP
        HIGH YIELD           MAINSTAY VP      INTERNATIONAL       MAINSTAY VP
     CORPORATE BOND--     INCOME & GROWTH--     EQUITY--      LARGE CAP GROWTH--
       INITIAL CLASS        INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    -------------------   -----------------   -------------   -------------------
      2005       2004      2005      2004     2005    2004      2005       2004
    -----------------------------------------------------------------------------
        376        551       78       145      927     919         74        113
     (4,722)    (3,313)    (593)     (368)    (368)   (223)    (1,509)    (1,316)
     ------     ------     ----      ----     ----    ----     ------     ------
     (4,346)    (2,762)    (515)     (223)     559     696     (1,435)    (1,203)
     ======     ======     ====      ====     ====    ====     ======     ======
          8         71        1        --       16      11          2          1
       (191)       (50)      (2)       (3)     (14)     (4)        (9)       (21)
     ------     ------     ----      ----     ----    ----     ------     ------
       (183)        21       (1)       (3)       2       7         (7)       (20)
     ======     ======     ====      ====     ====    ====     ======     ======
        189        305       48       111      320     357         15         89
     (1,644)      (842)     (58)      (79)    (121)    (90)      (531)      (500)
     ------     ------     ----      ----     ----    ----     ------     ------
     (1,455)      (537)     (10)       32      199     267       (516)      (411)
     ======     ======     ====      ====     ====    ====     ======     ======
         59        312        8        28       83      72          8         31
       (425)      (151)     (22)       (9)     (17)    (12)       (68)       (29)
     ------     ------     ----      ----     ----    ----     ------     ------
       (366)       161      (14)       19       66      60        (60)         2
     ======     ======     ====      ====     ====    ====     ======     ======
          2          3        4         1        4      21          1          3
        (16)       (23)      --        --       (5)     --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
        (14)       (20)       4         1       (1)     21          1          3
     ======     ======     ====      ====     ====    ====     ======     ======
         --         --       --        --       --      --         --         --
         --         --       --        --       --      --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
         --         --       --        --       --      --         --         --
     ======     ======     ====      ====     ====    ====     ======     ======

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP                    MAINSTAY VP
                                                                      MID CAP                        MID CAP
                                                                      CORE--                        GROWTH--
                                                                   INITIAL CLASS                  INITIAL CLASS
                                                                -------------------           ---------------------
                                                                2005           2004           2005            2004
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................    904            894            1,313           1,473
Units Redeemed..............................................    (664)          (175)          (979)            (566)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    240            719             334              907
                                                                ====           ====           =====           =====
SERIES II POLICIES
Units Issued................................................     13             --              11                6
Units Redeemed..............................................     (4)            (4)             (3)              (2)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................      9             (4)              8                4
                                                                ====           ====           =====           =====
SERIES III POLICIES
Units Issued................................................    241            184             242              212
Units Redeemed..............................................    (75)           (42)           (123)            (155)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    166            142             119               57
                                                                ====           ====           =====           =====
SERIES IV POLICIES
Units Issued................................................     37             69              48               98
Units Redeemed..............................................    (26)           (17)            (33)             (33)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     11             52              15               65
                                                                ====           ====           =====           =====
SERIES V POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             (2)             (4)              (1)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             (2)             (4)              (1)
                                                                ====           ====           =====           =====
SERIES VI POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             --              --               --
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             --              --               --
                                                                ====           ====           =====           =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
       MID CAP           S&P 500         SMALL CAP       MAINSTAY VP
       VALUE--           INDEX--         GROWTH--      TOTAL RETURN--
    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------   ---------------   -------------   ---------------
     2005    2004     2005     2004    2005    2004     2005     2004
    ------------------------------------------------------------------
     1,364   1,617      294      393    123     476       136      185
    (1,170)  (465)   (4,025)  (2,604)  (885)   (278)   (2,688)  (1,794)
    ------   -----   ------   ------   ----    ----    ------   ------
       194   1,152   (3,731)  (2,211)  (762)    198    (2,552)  (1,609)
    ======   =====   ======   ======   ====    ====    ======   ======
        29     11         8       17      4       2        --        2
       (39)    (9)      (39)     (34)   (13)     (3)      (30)    (156)
    ------   -----   ------   ------   ----    ----    ------   ------
       (10)     2       (31)     (17)    (9)     (1)      (30)    (154)
    ======   =====   ======   ======   ====    ====    ======   ======
       364    496       119      451     39      73         4       65
      (241)  (144)     (926)    (463)  (316)   (148)     (561)    (166)
    ------   -----   ------   ------   ----    ----    ------   ------
       123    352      (807)     (12)  (277)    (75)     (557)    (101)
    ======   =====   ======   ======   ====    ====    ======   ======
        46    104        48      175     15      36        18       33
       (77)   (60)     (157)     (79)   (64)    (36)      (81)     (44)
    ------   -----   ------   ------   ----    ----    ------   ------
       (31)    44      (109)      96    (49)     --       (63)     (11)
    ======   =====   ======   ======   ====    ====    ======   ======
         2      5         2       12     --      --         2        5
       (13)    (2)       (8)      (2)    (4)     (1)       (7)      (2)
    ------   -----   ------   ------   ----    ----    ------   ------
       (11)     3        (6)      10     (4)     (1)       (5)       3
    ======   =====   ======   ======   ====    ====    ======   ======
        --     --        --       --     --      --        --       --
        --     --        --       --     --      --        --       --
    ------   -----   ------   ------   ----    ----    ------   ------
        --     --        --       --     --      --        --       --
    ======   =====   ======   ======   ====    ====    ======   ======

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                          ALGER AMERICAN
                                                                    VALUE--                        SMALL CAPITALIZATION--
                                                                 INITIAL CLASS                         CLASS O SHARES
                                                           --------------------------              ----------------------
                                                            2005                2004               2005              2004
                                                           --------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       153                 213               89                112
Units Redeemed.........................................    (1,604)             (1,062)             (811)             (591)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................    (1,451)               (849)             (722)             (479)
                                                           ======              ======              ====              ====
SERIES II POLICIES
Units Issued...........................................         1                  --                2                  6
Units Redeemed.........................................       (11)                (14)             (12)               (11)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (10)                (14)             (10)                (5)
                                                           ======              ======              ====              ====
SERIES III POLICIES
Units Issued...........................................       217                 223               10                260
Units Redeemed.........................................      (236)               (207)             (249)             (200)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (19)                 16              (239)               60
                                                           ======              ======              ====              ====
SERIES IV POLICIES
Units Issued...........................................        30                  45               31                 20
Units Redeemed.........................................      (119)                (57)             (12)               (10)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (89)                (12)              19                 10
                                                           ======              ======              ====              ====
SERIES V POLICIES
Units Issued...........................................        --                   1               --                  5
Units Redeemed.........................................        (6)                 (2)              (2)                --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        (6)                 (1)              (2)                 5
                                                           ======              ======              ====              ====
SERIES VI POLICIES
Units Issued...........................................        --                  --               --                 --
Units Redeemed.........................................        --                  --               --                 --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        --                  --               --                 --
                                                           ======              ======              ====              ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND    LARGE CAP FUND    MID CAP FUND
    --------------   -------------   ---------------   -------------
    2005    2004     2005    2004     2005     2004    2005    2004
    ----------------------------------------------------------------
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     28       32        4      10       20       45      10      28
    (316)    (37)     (48)     (2)    (480)     (63)   (209)    (18)
    ----     ---     ----    ----     ----      ---    ----     ---
    (288)     (5)     (44)      8     (460)     (18)   (199)     10
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
      7       24        1      10       16       40       3      14
    (41)      (2)     (13)     (1)     (65)      (3)    (23)     (1)
    ----     ---     ----    ----     ----      ---    ----     ---
    (34)      22      (12)      9      (49)      37     (20)     13
    ====     ===     ====    ====     ====      ===    ====     ===

--------------------------------------------------------------------------------



                                                                                                  DREYFUS IP
                                                                      CALVERT                     TECHNOLOGY
                                                                      SOCIAL                       GROWTH--
                                                                     BALANCED                   INITIAL SHARES
                                                                -------------------           -------------------
                                                                2005           2004           2005           2004
                                                                -------------------------------------------------
SERIES I POLICIES
Units Issued................................................     81            163             32              68
Units Redeemed..............................................    (229)          (134)          (545)          (159)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (148)           29            (513)           (91)
                                                                ====           ====           ====           ====
SERIES II POLICIES
Units Issued................................................      2              4             --              --
Units Redeemed..............................................     (3)            (1)            (3)             (6)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     (1)             3             (3)             (6)
                                                                ====           ====           ====           ====
SERIES III POLICIES
Units Issued................................................     65            230             10              25
Units Redeemed..............................................    (83)           (59)           (247)          (274)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (18)           171            (237)          (249)
                                                                ====           ====           ====           ====
SERIES IV POLICIES
Units Issued................................................     90            184              8              34
Units Redeemed..............................................    (51)           (12)           (36)            (13)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     39            172            (28)             21
                                                                ====           ====           ====           ====
SERIES V POLICIES
Units Issued................................................     13             54              1               2
Units Redeemed..............................................     (9)            --             --              (2)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................      4             54              1              --
                                                                ====           ====           ====           ====
SERIES VI POLICIES
Units Issued................................................     67            107             --              --
Units Redeemed..............................................    (16)            (4)            --              --
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     51            103             --              --
                                                                ====           ====           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2005     2004     2005     2004     2005     2004     2005     2004
    ---------------------------------------------------------------------
       893      794      132      684      275      390      195      265
    (1,771)  (1,424)  (1,458)  (1,138)  (4,644)  (4,203)  (3,507)  (3,117)
    ------   ------   ------   ------   ------   ------   ------   ------
      (878)    (630)  (1,326)    (454)  (4,369)  (3,813)  (3,312)  (2,852)
    ======   ======   ======   ======   ======   ======   ======   ======
        24       17        5       52        1        5       --        2
       (31)     (20)     (69)     (17)     (39)     (64)     (29)     (31)
    ------   ------   ------   ------   ------   ------   ------   ------
        (7)      (3)     (64)      35      (38)     (59)     (29)     (29)
    ======   ======   ======   ======   ======   ======   ======   ======
       534      492       49      218       26      118        8       55
      (328)    (351)    (311)    (301)  (1,277)  (1,147)    (497)    (670)
    ------   ------   ------   ------   ------   ------   ------   ------
       206      141     (262)     (83)  (1,251)  (1,029)    (489)    (615)
    ======   ======   ======   ======   ======   ======   ======   ======
       165      127       29       71       39       87       15       37
       (55)     (48)     (48)     (43)    (264)    (203)     (70)     (84)
    ------   ------   ------   ------   ------   ------   ------   ------
       110       79      (19)      28     (225)    (116)     (55)     (47)
    ======   ======   ======   ======   ======   ======   ======   ======
        15        7       16       23        5       10       --        4
        (8)      (2)     (14)      (2)      (6)      (1)      (1)      --
    ------   ------   ------   ------   ------   ------   ------   ------
         7        5        2       21       (1)       9       (1)       4
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                           MFS(R) INVESTORS               MFS(R) RESEARCH              MFS(R) UTILITIES
                                            TRUST SERIES--                   SERIES--                      SERIES--
                                             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
                                          -------------------           -------------------           -------------------
                                          2005           2004           2005           2004           2005           2004
                                          -------------------------------------------------------------------------
SERIES I POLICIES
Units Issued..........................     20             43             41             63             76             80
Units Redeemed........................    (459)          (329)          (596)          (420)          (23)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (439)          (286)          (555)          (357)           53             58
                                          ====           ====           ====           ====           ===            ===
SERIES II POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     (7)            (1)           (10)            (7)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (7)            (1)           (10)            (7)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES III POLICIES
Units Issued..........................      3             21              1             33             26             68
Units Redeemed........................    (66)           (61)           (192)          (104)          (26)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (63)           (40)           (191)          (71)            --             46
                                          ====           ====           ====           ====           ===            ===
SERIES IV POLICIES
Units Issued..........................      4              8              1              4             --             --
Units Redeemed........................    (14)           (11)            (7)            (9)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (10)            (3)            (6)            (5)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES V POLICIES
Units Issued..........................     --              1             --              1             --              2
Units Redeemed........................     (1)            --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (1)             1             --              1             --              2
                                          ====           ====           ====           ====           ===            ===
SERIES VI POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     --             --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     --             --             --             --             --             --
                                          ====           ====           ====           ====           ===            ===

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN
       AMT MID-CAP        ROYCE       ROYCE     T. ROWE PRICE
        GROWTH--        MICRO-CAP   SMALL-CAP   EQUITY INCOME
         CLASS I        PORTFOLIO   PORTFOLIO     PORTFOLIO
    -----------------   ---------   ---------   --------------
     2005      2004      2005(a)     2005(b)     2005    2004
    ----------------------------------------------------------
        4        14        162         395       1,318   1,539
      (98)     (135)        (3)         (8)     (1,163)   (767)
      ---      ----        ---        ----      ------   -----
      (94)     (121)       159         387         155     772
      ===      ====        ===        ====      ======   =====
       --         2          4         119           8       9
       (2)       (4)        --          --         (29)    (27)
      ---      ----        ---        ----      ------   -----
       (2)       (2)         4         119         (21)    (18)
      ===      ====        ===        ====      ======   =====
        3        12        136         226         434     534
      (95)      (26)        (3)         (5)       (247)   (257)
      ---      ----        ---        ----      ------   -----
      (92)      (14)       133         221         187     277
      ===      ====        ===        ====      ======   =====
       --         1        191         286         147     134
       (3)       (4)        (1)         (2)        (65)    (64)
      ---      ----        ---        ----      ------   -----
       (3)       (3)       190         284          82      70
      ===      ====        ===        ====      ======   =====
       --         1          7           6          10      14
       --        --         --          --          (9)     (5)
      ---      ----        ---        ----      ------   -----
       --         1          7           6           1       9
      ===      ====        ===        ====      ======   =====
       --        --         68         149          --      --
       --        --         --          (1)         --      --
      ---      ----        ---        ----      ------   -----
       --        --         68         148          --      --
      ===      ====        ===        ====      ======   =====

--------------------------------------------------------------------------------


                                                                                                    VAN KAMPEN
                                                                                                        UIF
                                                                       VAN ECK                       EMERGING
                                                                      WORLDWIDE                  MARKETS EQUITY--
                                                                     HARD ASSETS                      CLASS I
                                                                ---------------------           -------------------
                                                                 2005            2004           2005           2004
                                                                ---------------------------------------------------
SERIES I POLICIES
Units Issued................................................     1,746           559            605             221
Units Redeemed..............................................      (177)          (93)           (303)          (306)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,569           466            302             (85)
                                                                ======           ===            ====           ====
SERIES II POLICIES
Units Issued................................................        41             6             31              11
Units Redeemed..............................................        (4)           (2)            (2)            (85)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        37             4             29             (74)
                                                                ======           ===            ====           ====
SERIES III POLICIES
Units Issued................................................     1,355           622            352              86
Units Redeemed..............................................      (116)          (31)           (42)            (40)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,239           591            310              46
                                                                ======           ===            ====           ====
SERIES IV POLICIES
Units Issued................................................       791           370             68              34
Units Redeemed..............................................       (29)          (11)            (4)             (5)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       762           359             64              29
                                                                ======           ===            ====           ====
SERIES V POLICIES
Units Issued................................................        24            17              2               2
Units Redeemed..............................................        --            (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        24            16              2               2
                                                                ======           ===            ====           ====
SERIES VI POLICIES
Units Issued................................................       632           224             --              --
Units Redeemed..............................................       (28)           (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       604           223             --              --
                                                                ======           ===            ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                                                 MAINSTAY VP                 MAINSTAY VP
                                                                 BALANCED--                 BASIC VALUE--
                                                                SERVICE CLASS               SERVICE CLASS
                                                                -------------           ----------------------
                                                                   2005(c)              2005           2004(d)
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................        3,192                91              189
Units Redeemed..............................................          (77)              (10)             (11)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        3,115                81              178
                                                                    =====               ===              ===
SERIES II POLICIES
Units Issued................................................          138                 4               --
Units Redeemed..............................................           (2)               (1)              --
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          136                 3               --
                                                                    =====               ===              ===
SERIES III POLICIES
Units Issued................................................        1,834                97              396
Units Redeemed..............................................           (9)              (62)             (15)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,825                35              381
                                                                    =====               ===              ===
SERIES IV POLICIES
Units Issued................................................        1,337               147              296
Units Redeemed..............................................          (17)              (45)             (16)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,320               102              280
                                                                    =====               ===              ===
SERIES V POLICIES
Units Issued................................................          145                12               34
Units Redeemed..............................................           (1)               (3)              (1)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          144                 9               33
                                                                    =====               ===              ===
SERIES VI POLICIES
Units Issued................................................        1,290                92              235
Units Redeemed..............................................          (15)              (48)              (6)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,275                44              229
                                                                    =====               ===              ===

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005, (Commencement of Operations) through December 31, 2005.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP          MAINSTAY VP          MAINSTAY VP      MAINSTAY VP
        BOND--       CAPITAL APPRECIATION--   COMMON STOCK--   CONVERTIBLE--
    SERVICE CLASS        SERVICE CLASS        SERVICE CLASS    SERVICE CLASS
    --------------   ----------------------   --------------   --------------
    2005   2004(d)     2005       2004(d)     2005   2004(d)   2005   2004(d)
    -------------------------------------------------------------------------
    421       462       208         423       170      237     295      570
    (48)      (21)      (73)        (18)      (18)     (12)    (74)     (33)
    ----    -----      ----         ---       ---      ---     ----    ----
    373       441       135         405       152      225     221      537
    ====    =====      ====         ===       ===      ===     ====    ====
     39         1         7           1         3       --      35        2
     (5)       --        (1)         --        --       --      (3)      --
    ----    -----      ----         ---       ---      ---     ----    ----
     34         1         6           1         3       --      32        2
    ====    =====      ====         ===       ===      ===     ====    ====
    651     1,352       288         990       215      574     364    1,393
    (160)     (56)     (228)        (68)      (66)     (15)    (252)    (61)
    ----    -----      ----         ---       ---      ---     ----    ----
    491     1,296        60         922       149      559     112    1,332
    ====    =====      ====         ===       ===      ===     ====    ====
    737     1,111       188         563       299      546     580    1,153
    (111)     (54)     (146)        (43)      (46)     (29)    (193)    (43)
    ----    -----      ----         ---       ---      ---     ----    ----
    626     1,057        42         520       253      517     387    1,110
    ====    =====      ====         ===       ===      ===     ====    ====
    116        99        15          31         7       14      33       81
    (10)       (4)       (6)         (1)       --       --     (26)      (1)
    ----    -----      ----         ---       ---      ---     ----    ----
    106        95         9          30         7       14       7       80
    ====    =====      ====         ===       ===      ===     ====    ====
    576       653       265         595       182      290     485      875
    (73)      (79)      (72)        (18)      (38)      (3)    (187)    (71)
    ----    -----      ----         ---       ---      ---     ----    ----
    503       574       193         577       144      287     298      804
    ====    =====      ====         ===       ===      ===     ====    ====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                   MAINSTAY VP
                                                                 DEVELOPING GROWTH--             FLOATING RATE--
                                                                    SERVICE CLASS                 SERVICE CLASS
                                                                ----------------------           ---------------
                                                                2005           2004(d)               2005(e)
                                                                ------------------------------------------------
SERIES I POLICIES
Units Issued................................................     97              109                  3,652
Units Redeemed..............................................    (23)              (3)                   (40)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     74              106                  3,612
                                                                ===              ===                  =====
SERIES II POLICIES
Units Issued................................................      4               --                    404
Units Redeemed..............................................     --               --                    (31)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4               --                    373
                                                                ===              ===                  =====
SERIES III POLICIES
Units Issued................................................     96              283                  1,280
Units Redeemed..............................................    (31)             (10)                    (8)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     65              273                  1,272
                                                                ===              ===                  =====
SERIES IV POLICIES
Units Issued................................................    117              255                  1,064
Units Redeemed..............................................    (53)             (15)                   (12)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     64              240                  1,052
                                                                ===              ===                  =====
SERIES V POLICIES
Units Issued................................................      5                9                    171
Units Redeemed..............................................     (1)              (1)                    (7)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4                8                    164
                                                                ===              ===                  =====
SERIES VI POLICIES
Units Issued................................................     75              127                  1,159
Units Redeemed..............................................    (15)              (6)                   (14)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     60              121                  1,145
                                                                ===              ===                  =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(e) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                       MAINSTAY VP
     MAINSTAY VP        HIGH YIELD         MAINSTAY VP            MAINSTAY VP
     GOVERNMENT--    CORPORATE BOND--   INCOME & GROWTH--    INTERNATIONAL EQUITY--
    SERVICE CLASS     SERVICE CLASS       SERVICE CLASS          SERVICE CLASS
    --------------   ----------------   ------------------   ----------------------
    2005   2004(d)    2005    2004(d)    2005     2004(d)      2005       2004(d)
    -------------------------------------------------------------------------------
    342      380      1,507    1,803     113        157         446          336
    (75)     (38)      (230)     (80)    (11)        (2)        (18)          (9)
    ----     ---     ------    -----     ---        ---         ---        -----
    267      342      1,277    1,723     102        155         428          327
    ====     ===     ======    =====     ===        ===         ===        =====
     32       --        280        6      29          1          59            1
     (2)      --        (44)      --      --         --          (4)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     30       --        236        6      29          1          55            1
    ====     ===     ======    =====     ===        ===         ===        =====
    466      924      2,789    5,247     240        312         721        1,028
    (131)    (36)    (1,081)    (186)    (41)       (15)        (76)         (20)
    ----     ---     ------    -----     ---        ---         ---        -----
    335      888      1,708    5,061     199        297         645        1,008
    ====     ===     ======    =====     ===        ===         ===        =====
    428      768      2,855    3,999     215        301         853          815
    (83)     (57)      (844)    (182)    (35)       (14)        (51)         (34)
    ----     ---     ------    -----     ---        ---         ---        -----
    345      711      2,011    3,817     180        287         802          781
    ====     ===     ======    =====     ===        ===         ===        =====
     57       54        323      491      20         22          66           46
     (2)     (25)       (98)     (49)     --         --          (2)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     55       29        225      442      20         22          64           46
    ====     ===     ======    =====     ===        ===         ===        =====
    498      386      2,480    2,423     276        236         708          464
    (167)    (84)      (567)     (59)    (12)        (7)        (35)          (7)
    ----     ---     ------    -----     ---        ---         ---        -----
    331      302      1,913    2,364     264        229         673          457
    ====     ===     ======    =====     ===        ===         ===        =====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                  LARGE CAP GROWTH--                 MID CAP CORE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(d)           2005           2004(d)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    106              129             346              300
Units Redeemed..............................................    (19)             (12)            (20)             (11)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     87              117             326              289
                                                                ===              ===             ===              ===
SERIES II POLICIES
Units Issued................................................      6               --              28                1
Units Redeemed..............................................     --               --              (1)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................      6               --              27                1
                                                                ===              ===             ===              ===
SERIES III POLICIES
Units Issued................................................    125              400             519              718
Units Redeemed..............................................    (99)             (49)            (75)             (24)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     26              351             444              694
                                                                ===              ===             ===              ===
SERIES IV POLICIES
Units Issued................................................    120              326             548              513
Units Redeemed..............................................    (95)             (47)            (47)             (22)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     25              279             501              491
                                                                ===              ===             ===              ===
SERIES V POLICIES
Units Issued................................................     17               20              51               31
Units Redeemed..............................................     --               --              (2)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     17               20              49               31
                                                                ===              ===             ===              ===
SERIES VI POLICIES
Units Issued................................................    111              197             660              452
Units Redeemed..............................................    (31)             (54)            (37)              (5)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     80              143             623              447
                                                                ===              ===             ===              ===

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
    MID CAP GROWTH--   MID CAP VALUE--   S&P 500 INDEX--   SMALL CAP GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ------------------
    2005    2004(d)    2005    2004(d)   2005    2004(d)    2005     2004(d)
    -------------------------------------------------------------------------
     481       477      653       497     963     1,155      353       421
     (30)      (21)     (43)      (16)   (106)      (48)     (25)      (20)
     ---     -----     -----    -----    -----    -----     ----       ---
     451       456      610       481     857     1,107      328       401
     ===     =====     =====    =====    =====    =====     ====       ===
      51         1       48         3      62         2       20         1
      (1)       --       (2)       --      (3)       --       (1)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      50         1       46         3      59         2       19         1
     ===     =====     =====    =====    =====    =====     ====       ===
     645     1,097     1,148    1,402    1,214    3,126      359       942
     (85)      (37)     (96)      (42)   (356)      (80)    (115)      (61)
     ---     -----     -----    -----    -----    -----     ----       ---
     560     1,060     1,052    1,360     858     3,046      244       881
     ===     =====     =====    =====    =====    =====     ====       ===
     728       833     1,255    1,175    1,230    2,188      484       807
     (68)      (41)     (94)      (37)   (305)      (94)     (82)      (38)
     ---     -----     -----    -----    -----    -----     ----       ---
     660       792     1,161    1,138     925     2,094      402       769
     ===     =====     =====    =====    =====    =====     ====       ===
      33        46       79        53     105       117       28        43
      (2)       (1)      (2)       (1)    (13)       (8)      (2)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      31        45       77        52      92       109       26        43
     ===     =====     =====    =====    =====    =====     ====       ===
     714       602      927       880    1,072    1,201      307       608
     (37)      (38)     (92)      (18)   (118)      (55)     (63)      (52)
     ---     -----     -----    -----    -----    -----     ----       ---
     677       564      835       862     954     1,146      244       556
     ===     =====     =====    =====    =====    =====     ====       ===

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                    TOTAL RETURN--                      VALUE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(D)           2005           2004(D)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    210              348             294               425
Units Redeemed..............................................    (46)             (18)            (39)              (15)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    164              330             255               410
                                                                ====             ===             ====            =====
SERIES II POLICIES
Units Issued................................................      1               --              18                 1
Units Redeemed..............................................     --               --              (1)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................      1               --              17                 1
                                                                ====             ===             ====            =====
SERIES III POLICIES
Units Issued................................................    349              869             397             1,138
Units Redeemed..............................................    (164)            (59)            (102)             (32)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    185              810             295             1,106
                                                                ====             ===             ====            =====
SERIES IV POLICIES
Units Issued................................................    203              478             377               735
Units Redeemed..............................................    (110)            (28)            (69)              (26)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     93              450             308               709
                                                                ====             ===             ====            =====
SERIES V POLICIES
Units Issued................................................     13               30              20                29
Units Redeemed..............................................     (2)              (1)             (7)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     11               29              13                29
                                                                ====             ===             ====            =====
SERIES VI POLICIES
Units Issued................................................    223              395             416               511
Units Redeemed..............................................    (69)             (48)            (21)              (17)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    154              347             395               494
                                                                ====             ===             ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             COLONIAL SMALL CAP
        ALGER AMERICAN          VALUE FUND,       DREYFUS IP TECHNOLOGY    FIDELITY(R) VIP
    SMALL CAPITALIZATION--   VARIABLE SERIES--           GROWTH--          CONTRAFUND(R)--
        CLASS S SHARES            CLASS B             SERVICE SHARES       SERVICE CLASS 2
    ----------------------   ------------------   ----------------------   ---------------
      2005       2004(d)      2005     2004(f)      2005       2004(d)     2005    2004(d)
    --------------------------------------------------------------------------------------
       168         161         667        49         159         191        894       661
       (14)         (6)        (12)       --         (40)        (18)       (57)      (24)
       ---         ---         ---        --        ----         ---       -----    -----
       154         155         655        49         119         173        837       637
       ===         ===         ===        ==        ====         ===       =====    =====
        11           1          24         1           6          --         98         3
        (1)         --          (1)       --          --          --         (3)       --
       ---         ---         ---        --        ----         ---       -----    -----
        10           1          23         1           6          --         95         3
       ===         ===         ===        ==        ====         ===       =====    =====
       182         332         425        29          83         396       1,085    1,688
       (25)        (10)         (9)       --        (111)        (19)      (103)      (38)
       ---         ---         ---        --        ----         ---       -----    -----
       157         322         416        29         (28)        377        982     1,650
       ===         ===         ===        ==        ====         ===       =====    =====
       275         315         459        41         173         307       1,722    1,580
       (22)        (15)         (5)       --         (88)        (25)      (114)      (43)
       ---         ---         ---        --        ----         ---       -----    -----
       253         300         454        41          85         282       1,608    1,537
       ===         ===         ===        ==        ====         ===       =====    =====
        12          17          23        --           5          11        164       113
        (1)         (1)         --        --          --          (2)       (11)       (2)
       ---         ---         ---        --        ----         ---       -----    -----
        11          16          23        --           5           9        153       111
       ===         ===         ===        ==        ====         ===       =====    =====
       163         166         248        27          72         173       1,159      977
       (20)         (2)         (2)       --         (63)        (30)       (49)      (22)
       ---         ---         ---        --        ----         ---       -----    -----
       143         164         246        27           9         143       1,110      955
       ===         ===         ===        ==        ====         ===       =====    =====

--------------------------------------------------------------------------------



                                       FIDELITY(R) VIP                    FIDELITY(R)                     JANUS ASPEN
                                       EQUITY-INCOME--                   VIP MID CAP--                 SERIES BALANCED--
                                       SERVICE CLASS 2                  SERVICE CLASS 2                  SERVICE SHARES
                                    ----------------------           ---------------------           ----------------------
                                    2005           2004(d)           2005            2004            2005           2004(d)
                                    ---------------------------------------------------------------------------------------
SERIES I POLICIES
Units Issued....................    570               578            1,760           1,908           379               538
Units Redeemed..................    (36)              (19)           (217)            (70)           (86)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    534               559            1,543           1,838           293               514
                                    ====            =====            =====           =====           ====            =====
SERIES II POLICIES
Units Issued....................     65                 1              33               7             55                 1
Units Redeemed..................     (3)               --              (1)             --             (1)               --
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     62                 1              32               7             54                 1
                                    ====            =====            =====           =====           ====            =====
SERIES III POLICIES
Units Issued....................    725             1,379             973            1,452           547             1,179
Units Redeemed..................    (94)              (31)            (99)            (22)           (285)             (63)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    631             1,348             874            1,430           262             1,116
                                    ====            =====            =====           =====           ====            =====
SERIES IV POLICIES
Units Issued....................    865             1,174             909             951            649             1,202
Units Redeemed..................    (100)             (53)            (62)            (26)           (191)             (55)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    765             1,121             847             925            458             1,147
                                    ====            =====            =====           =====           ====            =====
SERIES V POLICIES
Units Issued....................    100               123              71              77             98                83
Units Redeemed..................    (13)              (11)             (8)             --            (10)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     87               112              63              77             88                59
                                    ====            =====            =====           =====           ====            =====
SERIES VI POLICIES
Units Issued....................    698               889             666             625            422               652
Units Redeemed..................    (150)             (18)            (41)             (5)           (172)             (35)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    548               871             625             620            250               617
                                    ====            =====            =====           =====           ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    Janus Aspen Series   MFS(R) INVESTORS         MFS(R)               MFS(R)
    WORLDWIDE GROWTH--    TRUST SERIES--    RESEARCH SERIES--    UTILITIES SERIES--
      SERVICE SHARES      SERVICE CLASS       SERVICE CLASS         SERVICE CLASS
    ------------------   ----------------   ------------------   -------------------
     2005     2004(d)    2005    2004(d)     2005     2004(d)     2005      2004(g)
    --------------------------------------------------------------------------------
      158       188        27       60        44        42        3,456      1,111
      (39)      (12)       (5)      (2)       (6)       (3)        (202)       (19)
      ---       ---       ---       --       ---        --        -----      -----
      119       176        22       58        38        39        3,254      1,092
      ===       ===       ===       ==       ===        ==        =====      =====
       11        --        --       --         5        --          120         12
       --        --        --       --        --        --           (5)        --
      ---       ---       ---       --       ---        --        -----      -----
       11        --        --       --         5        --          115         12
      ===       ===       ===       ==       ===        ==        =====      =====
      137       431        40       46        47        77        2,015        761
      (92)      (19)       (2)      (2)      (22)       (5)         (94)        (5)
      ---       ---       ---       --       ---        --        -----      -----
       45       412        38       44        25        72        1,921        756
      ===       ===       ===       ==       ===        ==        =====      =====
      162       349        54       53        45        92        1,642        445
      (37)      (29)       (5)      (5)       (8)       (4)         (42)        (6)
      ---       ---       ---       --       ---        --        -----      -----
      125       320        49       48        37        88        1,600        439
      ===       ===       ===       ==       ===        ==        =====      =====
        7        33         6        3         1         1           98         27
       (4)       (2)       --       (1)       --        --           --         --
      ---       ---       ---       --       ---        --        -----      -----
        3        31         6        2         1         1           98         27
      ===       ===       ===       ==       ===        ==        =====      =====
      121       167        39       53        63        44        1,649        452
      (37)       (5)      (24)      (4)       (3)       (1)         (58)        (1)
      ---       ---       ---       --       ---        --        -----      -----
       84       162        15       49        60        43        1,591        451
      ===       ===       ===       ==       ===        ==        =====      =====

--------------------------------------------------------------------------------



                                                                   Neuberger Berman
                                                                     AMT Mid-Cap                      T. Rowe Price
                                                                       Growth--                       Equity Income
                                                                       Class S                        Portfolio--II
                                                                ----------------------           -----------------------
                                                                2005           2004(d)           2005            2004(d)
                                                                --------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    135              110              733               563
Units Redeemed..............................................     (8)              (2)             (38)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................    127              108              695               541
                                                                ===              ===             =====            =====
SERIES II POLICIES
Units Issued................................................      3               --               85                 2
Units Redeemed..............................................     --               --               (3)               --
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      3               --               82                 2
                                                                ===              ===             =====            =====
SERIES III POLICIES
Units Issued................................................     79              122             1,000            1,651
Units Redeemed..............................................    (10)              (2)            (122)              (41)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     69              120              878             1,610
                                                                ===              ===             =====            =====
SERIES IV POLICIES
Units Issued................................................    104               95             1,664            1,532
Units Redeemed..............................................     (7)              (3)            (113)              (69)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     97               92             1,551            1,463
                                                                ===              ===             =====            =====
SERIES V POLICIES
Units Issued................................................      5               18              141               162
Units Redeemed..............................................     (4)              (1)             (14)               (9)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      1               17              127               153
                                                                ===              ===             =====            =====
SERIES VI POLICIES
Units Issued................................................     64              150             1,104              963
Units Redeemed..............................................     (7)             (79)             (76)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     57               71             1,028              941
                                                                ===              ===             =====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     Van Kampen UIF
        Emerging           Victory VIF
    Markets Equity--   Diversified Stock--
        Class II          Class A Shares
    ----------------   --------------------
    2005    2004(d)     2005      2004(h)
    ---------------------------------------
     180      109         322       202
     (10)      (6)        (23)      (18)
     ---      ---         ---       ---
     170      103         299       184
     ===      ===         ===       ===
      13       --          13        --
      --       --          --        --
     ---      ---         ---       ---
      13       --          13        --
     ===      ===         ===       ===
     273      230         133       107
     (23)     (33)        (11)       (1)
     ---      ---         ---       ---
     250      197         122       106
     ===      ===         ===       ===
     309      239         221       148
     (14)      (5)         (7)       (1)
     ---      ---         ---       ---
     295      234         214       147
     ===      ===         ===       ===
      22        6          21         1
      --       --          --        --
     ---      ---         ---       ---
      22        6          21         1
     ===      ===         ===       ===
     276      125         180        91
      (8)      (3)         (1)       --
     ---      ---         ---       ---
     268      122         179        91
     ===      ===         ===       ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, 2003, 2002 and 2001:


                                                                           MainStay VP
                                                                    Basic Value--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 33,772   $ 37,374   $ 34,701   $ 34,818   $ 44,680
Units Outstanding..................................       2,904      3,342      3,407      4,314      4,211
Variable Accumulation Unit Value...................    $  11.63   $  11.18   $  10.18   $   8.07   $  10.61
Total Return.......................................        4.0%       9.8%      26.2%     (23.9%)     (5.9%)
Investment Income Ratio............................        0.9%       1.0%       0.8%       0.6%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    336   $    395   $    374   $    309   $    336
Units Outstanding..................................          31         38         40         41         34
Variable Accumulation Unit Value...................    $  10.74   $  10.34   $   9.43   $   7.49   $   9.86
Total Return.......................................        3.8%       9.7%      26.0%     (24.0%)     (6.0%)
Investment Income Ratio............................        0.8%       1.0%       0.8%       0.6%       0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,362   $ 13,234   $ 11,630   $  5,637   $  4,231
Units Outstanding..................................       1,073      1,296      1,249        762        434
Variable Accumulation Unit Value...................    $  10.59   $  10.21   $   9.31   $   7.40   $   9.74
Total Return.......................................        3.8%       9.6%      25.9%     (24.1%)     (6.1%)
Investment Income Ratio............................        0.9%       1.0%       1.0%       0.8%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,129   $  3,137   $  2,835   $    810   $     --
Units Outstanding..................................         272        284        281        101         --
Variable Accumulation Unit Value...................    $  11.49   $  11.06   $  10.07   $   7.99   $     --
Total Return.......................................        3.9%       9.8%      26.1%     (20.1%)        --
Investment Income Ratio............................        0.9%       1.0%       1.1%       2.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    282   $    273   $     46   $     --   $     --
Units Outstanding..................................          19         19          3         --         --
Variable Accumulation Unit Value...................    $  15.03   $  14.52   $  13.28   $     --   $     --
Total Return.......................................        3.5%       9.3%      32.8%         --         --
Investment Income Ratio............................        1.0%       1.0%       1.8%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                          BOND--INITIAL CLASS                            CAPITAL APPRECIATION--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $143,751   $165,678   $196,827   $216,196   $158,984   $282,124   $338,179   $377,779   $330,249   $553,783
             8,911     10,346     12,616     14,282     11,339     15,825     20,255     23,240     25,441     29,099
          $  16.14   $  16.01   $  15.60   $  15.14   $  14.02   $  17.85   $  16.70   $  16.26   $  12.98   $  19.03
              0.8%       2.6%       3.1%       8.0%       7.8%       6.9%       2.7%      25.2%     (31.8%)    (24.3%)
              3.0%       3.3%       3.7%       5.1%       6.4%         --       0.2%       0.2%       0.1%       0.1%

          $  1,139   $  1,250   $  1,536   $  2,094   $  1,100   $    652   $    862   $    976   $    847   $  1,333
                87         96        121        170         96         98        138        160        174        186
          $  13.08   $  13.00   $  12.68   $  12.32   $  11.43   $   6.68   $   6.26   $   6.11   $   4.88   $   7.17
              0.6%       2.5%       2.9%       7.8%       7.6%       6.8%       2.6%      25.0%     (31.9%)    (24.4%)
              3.1%       3.2%       3.3%       5.5%       6.1%         --       0.2%       0.2%       0.1%       0.1%

          $ 46,639   $ 53,616   $ 64,492   $ 42,745   $  7,920   $ 20,832   $ 23,810   $ 25,919   $ 13,383   $ 11,161
             3,643      4,212      5,189      3,538        706      3,416      4,168      4,651      3,001      1,704
          $  12.80   $  12.73   $  12.43   $  12.08   $  11.21   $   6.09   $   5.71   $   5.57   $   4.46   $   6.55
              0.6%       2.4%       2.9%       7.7%       7.5%       6.7%       2.5%      25.0%     (31.9%)    (24.5%)
              3.0%       3.3%       4.2%       8.5%      13.3%         --       0.2%       0.3%       0.1%       0.2%

          $ 13,277   $ 14,522   $ 17,219   $  6,150   $     --   $  8,595   $  8,988   $  8,812   $  2,958   $     --
             1,158      1,276      1,552        571         --        839        937        943        396         --
          $  11.47   $  11.39   $  11.10   $  10.77   $     --   $  10.25   $   9.59   $   9.34   $   7.46   $     --
              0.7%       2.6%       3.0%       7.7%         --       6.9%       2.7%      25.2%     (25.4%)        --
              3.1%       3.4%       4.8%      18.9%         --         --       0.2%       0.3%       0.5%         --

          $    271   $    274   $    356   $    137   $     --   $     30   $     58   $     60   $     14   $     --
                25         25         33         13         --          2          5          5          1         --
          $  11.07   $  11.03   $  10.80   $  10.52   $     --   $  12.49   $  11.73   $  11.47   $   9.20   $     --
              0.3%       2.2%       2.6%       5.2%         --       6.4%       2.2%      24.7%      (8.0%)        --
              3.2%       3.2%       4.5%      23.5%         --         --       0.3%       0.3%       1.1%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                         Cash Management
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $104,359   $125,022   $163,925   $263,444   $260,067
Units Outstanding..................................      82,631    100,042    130,435    208,084    205,310
Variable Accumulation Unit Value...................    $   1.27   $   1.25   $   1.26   $   1.27   $   1.27
Total Return.......................................        1.5%      (0.6%)     (0.7%)     (0.1%)      2.4%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  3,519   $  3,728   $  3,796   $ 27,216   $ 16,214
Units Outstanding..................................       3,332      3,618      3,657     25,991     15,454
Variable Accumulation Unit Value...................    $   1.04   $   1.03   $   1.04   $   1.05   $   1.05
Total Return.......................................        1.4%      (0.7%)     (0.9%)     (0.2%)      2.3%
Investment Income Ratio............................        2.8%       0.8%       0.7%       1.4%       3.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,117   $ 40,778   $ 50,236   $ 68,335   $ 31,624
Units Outstanding..................................      38,715     39,941     48,830     65,803     30,376
Variable Accumulation Unit Value...................    $   1.03   $   1.02   $   1.03   $   1.04   $   1.04
Total Return.......................................        1.3%      (0.8%)     (0.9%)     (0.3%)      2.1%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,248   $ 17,481   $ 16,441   $  4,942   $     --
Units Outstanding..................................      18,974     17,751     16,593      4,949         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.5%      (0.6%)     (0.8%)     (0.1%)        --
Investment Income Ratio............................        2.9%       0.9%       0.6%       1.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  2,154   $  2,339   $  2,061   $    170   $     --
Units Outstanding..................................       2,184      2,397      2,091        170         --
Variable Accumulation Unit Value...................    $   0.99   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.1%      (1.0%)     (1.2%)     (0.3%)        --
Investment Income Ratio............................        2.9%       0.8%       0.6%       1.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  7,743   $  9,581   $  2,868   $     --   $     --
Units Outstanding..................................       7,833      9,734      2,887         --         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $     --   $     --
Total Return.......................................        1.2%      (0.9%)     (0.7%)        --         --
Investment Income Ratio............................        2.9%       1.0%       0.6%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                COMMON STOCK--INITIAL CLASS                             CONVERTIBLE--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $234,431   $270,485   $278,265   $244,017   $359,198   $143,841   $162,933   $169,402   $132,023   $144,131
       9,934     12,168     13,689     14,959     16,447      7,778      9,263     10,078      9,467      9,385
    $  23.61   $  22.23   $  20.33   $  16.31   $  21.84   $  18.49   $  17.59   $  16.81   $  13.95   $  15.36
        6.2%       9.4%      24.6%     (25.3%)    (18.2%)      5.1%       4.6%      20.5%      (9.2%)     (3.5%)
        0.9%       1.4%       1.0%       0.9%       0.7%       1.5%       1.8%       2.4%       2.7%       3.8%

    $    902   $  1,065   $  1,077   $  1,249   $  1,763   $  1,313   $  1,516   $  1,599   $  1,651   $  1,733
         110        137        152        219        230        126        153        168        209        199
    $   8.22   $   7.75   $   7.10   $   5.71   $   7.65   $  10.42   $   9.93   $   9.50   $   7.89   $   8.71
        6.0%       9.2%      24.4%     (25.4%)    (18.4%)      5.0%       4.5%      20.4%      (9.3%)     (3.7%)
        0.9%       1.4%       0.9%       0.9%       0.7%       1.4%       1.9%       2.0%       2.6%       3.9%

    $ 30,004   $ 32,680   $ 31,601   $ 21,125   $ 15,827   $ 34,249   $ 41,714   $ 41,469   $ 20,475   $  9,385
       3,632      4,192      4,424      3,678      2,054      3,436      4,391      4,559      2,708      1,125
    $   8.26   $   7.80   $   7.14   $   5.74   $   7.70   $   9.97   $   9.50   $   9.10   $   7.56   $   8.34
        6.0%       9.1%      24.4%     (25.5%)    (18.4%)      4.9%       4.4%      20.3%      (9.4%)     (3.8%)
        1.0%       1.4%       1.2%       1.2%       1.4%       1.4%       1.9%       2.8%       4.0%       7.5%

    $  9,394   $  9,421   $  8,754   $  2,967   $     --   $ 12,116   $ 12,704   $ 12,094   $  3,675   $     --
         805        856        870        367         --        987      1,087      1,083        396         --
    $  11.68   $  11.00   $  10.07   $   8.08   $     --   $  12.28   $  11.68   $  11.17   $   9.27   $     --
        6.1%       9.3%      24.6%     (19.2%)        --       5.1%       4.6%      20.5%      (7.3%)        --
        1.0%       1.4%       1.3%       4.6%         --       1.5%       1.9%       3.0%      11.7%         --

    $    316   $    325   $    247   $     19   $     --   $    229   $    246   $    193   $     13   $     --
          24         26         22          2         --         17         19         15          1         --
    $  13.08   $  12.38   $  11.37   $   9.16   $     --   $  13.56   $  12.96   $  12.44   $  10.37   $     --
        5.7%       8.9%      24.1%      (8.4%)        --       4.7%       4.2%      20.0%       3.7%         --
        1.1%       1.6%       1.6%       6.0%         --       1.5%       2.0%       4.1%      14.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                 DEVELOPING GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 15,387   $ 24,385   $ 25,669   $ 17,566   $ 25,662
Units Outstanding..................................       1,609      2,817      3,094      2,893      2,959
Variable Accumulation Unit Value...................    $   9.57   $   8.66   $   8.30   $   6.07   $   8.67
Total Return.......................................       10.5%       4.4%      36.6%     (30.0%)     (8.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    188   $    174   $    225   $    109   $     52
Units Outstanding..................................          21         21         28         19          6
Variable Accumulation Unit Value...................    $   9.14   $   8.28   $   7.95   $   5.83   $   8.33
Total Return.......................................       10.3%       4.2%      36.4%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  5,528   $  5,538   $  5,667   $  1,601   $    906
Units Outstanding..................................         603        666        710        273        108
Variable Accumulation Unit Value...................    $   9.17   $   8.32   $   7.99   $   5.86   $   8.38
Total Return.......................................       10.3%       4.2%      36.3%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,575   $  1,530   $  1,394   $    321   $     --
Units Outstanding..................................         130        139        132         42         --
Variable Accumulation Unit Value...................    $  12.15   $  11.00   $  10.54   $   7.72   $     --
Total Return.......................................       10.4%       4.3%      36.5%     (22.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     15   $     14   $      8   $     --   $     --
Units Outstanding..................................           1          1          1         --         --
Variable Accumulation Unit Value...................    $  15.01   $  13.64   $  13.13   $     --   $     --
Total Return.......................................       10.0%       3.9%      31.3%         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               MAINSTAY VP
                        MAINSTAY VP                                             HIGH YIELD
                 GOVERNMENT--INITIAL CLASS                            CORPORATE BOND--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $105,432   $127,522   $169,701   $230,480   $115,641   $532,635   $623,762   $617,551   $417,268   $426,004
       6,756      8,248     11,183     15,260      8,293     23,132     27,478     30,240     27,478     28,228
    $  15.61   $  15.46   $  15.17   $  15.10   $  13.94   $  23.05   $  22.70   $  20.42   $  15.19   $  15.09
        1.0%       1.9%       0.5%       8.3%       5.1%       1.5%      11.2%      34.5%       0.6%       3.4%
        2.9%       3.7%       3.6%       4.1%       5.4%       5.5%       6.9%       8.0%      10.4%      12.1%

    $  1,063   $  1,442   $  1,957   $  3,456   $  1,420   $  3,072   $  5,698   $  4,851   $  2,462   $  1,428
          86        117        162        287        128        213        396        375        255        149
    $  12.38   $  12.28   $  12.07   $  12.04   $  11.13   $  14.57   $  14.38   $  12.95   $   9.65   $   9.60
        0.8%       1.7%       0.3%       8.2%       5.0%       1.4%      11.0%      34.3%       0.5%       3.3%
        2.8%       3.7%       2.9%       4.5%       5.5%       4.3%       7.5%       9.3%      15.7%      14.2%

    $ 37,741   $ 46,405   $ 59,899   $ 45,740   $  8,792   $105,143   $124,365   $118,930   $ 43,111   $ 15,118
       3,086      3,823      5,017      3,842        798      7,353      8,808      9,345      4,546      1,601
    $  12.23   $  12.14   $  11.94   $  11.91   $  11.01   $  14.31   $  14.12   $  12.73   $   9.48   $   9.44
        0.8%       1.7%       0.3%       8.1%       5.0%       1.3%      10.9%      34.2%       0.4%       3.2%
        2.8%       3.7%       4.2%       6.0%      10.7%       5.6%       7.2%       9.3%      17.1%      28.7%

    $ 11,975   $ 13,857   $ 17,692   $  9,291   $     --   $ 37,289   $ 42,153   $ 35,842   $  7,503   $     --
       1,082      1,262      1,641        865         --      2,554      2,920      2,759        776         --
    $  11.08   $  10.98   $  10.78   $  10.74   $     --   $  14.65   $  14.44   $  12.99   $   9.67   $     --
        0.9%       1.8%       0.4%       7.4%         --       1.5%      11.1%      34.4%      (3.3%)        --
        2.9%       3.7%       4.4%      13.1%         --       5.6%       7.5%      10.4%      44.0%         --

    $    301   $    361   $    508   $    168   $     --   $  1,179   $  1,399   $  1,542   $     66   $     --
          28         34         48         16         --         78         92        112          6         --
    $  10.73   $  10.68   $  10.52   $  10.52   $     --   $  15.38   $  15.22   $  13.75   $  10.27   $     --
        0.5%       1.4%         --       5.2%         --       1.1%      10.7%      33.9%       2.7%         --
        2.9%       2.7%       5.0%      15.1%         --       6.6%       8.8%      11.9%      50.4%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                  INCOME & GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 42,001   $ 46,438   $ 44,045   $ 43,336   $ 55,929
Units Outstanding..................................       3,636      4,151      4,374      5,461      5,593
Variable Accumulation Unit Value...................    $  11.55   $  11.19   $  10.07   $   7.94   $  10.00
Total Return.......................................        3.2%      11.1%      26.9%     (20.6%)     (9.8%)
Investment Income Ratio............................        1.1%       1.7%       1.4%       1.1%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    314   $    316   $    309   $    213   $     71
Units Outstanding                                            33         34         37         32          9
Variable Accumulation Unit Value...................    $   9.52   $   9.24   $   8.33   $   6.57   $   8.29
Total Return.......................................        3.1%      10.9%      26.7%     (20.8%)    (10.0%)
Investment Income Ratio............................        1.1%       1.7%       1.6%       1.8%       0.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,863   $  8,690   $  7,574   $  3,274   $  1,388
Units Outstanding..................................         949        959        927        507        170
Variable Accumulation Unit Value...................    $   9.34   $   9.06   $   8.17   $   6.45   $   8.15
Total Return.......................................        3.0%      10.9%      26.7%     (20.8%)     (9.9%)
Investment Income Ratio............................        1.2%       1.8%       1.8%       1.7%       1.6%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,369   $  2,452   $  2,018   $    529   $     --
Units Outstanding..................................         200        214        195         65         --
Variable Accumulation Unit Value...................    $  11.85   $  11.48   $  10.34   $   8.15   $     --
Total Return.......................................        3.2%      11.0%      26.8%     (18.5%)        --
Investment Income Ratio............................        1.1%       1.8%       1.9%       6.2%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     66   $     12   $      1   $     --   $     --
Units Outstanding..................................           5          1         --         --         --
Variable Accumulation Unit Value...................    $  13.00   $  12.65   $  11.44   $     --   $     --
Total Return.......................................        2.8%      10.6%      14.4%         --         --
Investment Income Ratio............................        1.6%       1.1%       4.2%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
            INTERNATIONAL EQUITY--INITIAL CLASS                      LARGE CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 67,127   $ 52,910   $ 34,845   $ 23,569   $ 19,878   $ 63,856   $ 79,285   $ 97,271   $ 82,525   $132,751
       3,484      2,925      2,229      1,933      1,537      5,180      6,615      7,818      8,375      9,537
    $  19.26   $  18.09   $  15.63   $  12.19   $  12.94   $  12.33   $  11.98   $  12.44   $   9.85   $  13.92
        6.5%      15.7%      28.2%      (5.7%)    (15.2%)      2.9%      (3.7%)     26.3%     (29.2%)    (17.7%)
        1.8%       1.1%       2.1%       1.5%       1.4%         --       0.2%       0.2%       0.1%         --

    $    633   $    577   $    425   $    257   $    254   $    439   $    473   $    633   $    479   $    537
          54         52         45         34         32         64         71         91         87         69
    $  11.72   $  11.02   $   9.54   $   7.45   $   7.92   $   6.88   $   6.70   $   6.96   $   5.52   $   7.81
        6.3%      15.5%      28.0%      (5.9%)    (15.3%)      2.7%      (3.8%)     26.1%     (29.3%)    (17.9%)
        1.6%       0.9%       0.4%       0.2%       0.6%         --       0.2%       0.2%       0.1%         --

    $ 18,508   $ 15,214   $ 10,625   $  3,599   $  1,063   $ 10,732   $ 13,389   $ 16,377   $  8,998   $  9,015
       1,576      1,377      1,110        481        134      1,827      2,343      2,754      1,907      1,350
    $  11.75   $  11.05   $   9.57   $   7.48   $   7.95   $   5.87   $   5.72   $   5.95   $   4.72   $   6.68
        6.3%      15.5%      27.9%      (5.9%)    (15.4%)      2.7%      (3.9%)     26.0%     (29.4%)    (17.8%)
        1.7%       1.1%       2.3%       2.5%       1.8%         --       0.2%       0.2%       0.1%         --

    $  5,810   $  4,582   $  3,285   $    707   $     --   $  3,000   $  3,497   $  3,610   $  1,117   $     --
         417        351        291         80         --        304        364        362        141         --
    $  13.91   $  13.07   $  11.30   $   8.82   $     --   $   9.87   $   9.60   $   9.97   $   7.90   $     --
        6.4%      15.7%      28.1%     (11.8%)        --       2.9%      (3.7%)     26.2%     (21.0%)        --
        1.8%       1.0%       2.6%       5.9%         --         --       0.2%       0.2%       0.3%         --

    $    386   $    375   $     62   $     14   $     --   $     90   $     77   $     48   $     --   $     --
          25         26          5          1         --          8          7          4         --         --
    $  15.26   $  14.39   $  12.49   $   9.79   $     --   $  11.87   $  11.58   $  12.08   $   9.60   $     --
        6.0%      15.2%      27.6%      (2.1%)        --       2.4%      (4.1%)     25.8%      (4.0%)        --
        1.8%       1.4%       2.1%       6.6%         --         --       0.3%       0.3%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                   Mid Cap Core--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 47,318   $ 38,315   $ 24,078   $ 15,024   $  6,859
Units Outstanding..................................       3,204      2,964      2,245      1,872        734
Variable Accumulation Unit Value...................    $  14.77   $  12.92   $  10.73   $   8.03   $   9.35
Total Return.......................................       14.3%      20.5%      33.6%     (14.1%)     (6.5%)
Investment Income Ratio............................        0.6%       0.6%       0.5%       0.4%       0.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    313   $    155   $    170   $     69   $     --
Units Outstanding..................................          20         11         15          8         --
Variable Accumulation Unit Value...................    $  15.89   $  13.93   $  11.57   $   8.67   $     --
Total Return.......................................       14.1%      20.3%      33.4%     (13.3%)        --
Investment Income Ratio............................        0.7%       0.4%       0.5%       0.5%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 20,574   $ 15,820   $ 11,573   $  3,510   $    241
Units Outstanding..................................       1,348      1,182      1,040        420         25
Variable Accumulation Unit Value...................    $  15.27   $  13.39   $  11.13   $   8.35   $   9.74
Total Return.......................................       14.0%      20.3%      33.3%     (14.3%)     (2.6%)
Investment Income Ratio............................        0.6%       0.5%       0.6%       0.7%       1.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,824   $  5,835   $  4,278   $  1,240   $     --
Units Outstanding..................................         456        445        393        152         --
Variable Accumulation Unit Value...................    $  14.96   $  13.10   $  10.88   $   8.14   $     --
Total Return.......................................       14.2%      20.4%      33.5%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.5%       0.5%       1.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     27   $     24   $     45   $     10   $     --
Units Outstanding..................................           2          2          4          1         --
Variable Accumulation Unit Value...................    $  17.60   $  15.47   $  12.90   $   9.70   $     --
Total Return.......................................       13.7%      20.0%      33.0%      (3.0%)        --
Investment Income Ratio............................        0.5%       0.3%       0.6%       1.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                     MID CAP GROWTH--INITIAL CLASS                           MID CAP VALUE--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,803   $ 54,207   $ 36,546   $ 11,317   $  7,773   $ 96,022   $ 89,742   $ 65,297   $ 44,528   $ 17,502
             5,239      4,905      3,998      1,768        855      7,547      7,353      6,201      5,378      1,781
          $  12.76   $  11.05   $   9.14   $   6.40   $   9.09   $  12.72   $  12.20   $  10.53   $   8.28   $   9.83
             15.5%      20.9%      42.8%     (29.6%)     (9.1%)      4.2%      15.9%      27.2%     (15.8%)     (1.7%)
                --         --         --         --         --       0.8%       0.9%       1.1%       1.3%       1.6%

          $    470   $    292   $    198   $    142   $     55   $    715   $    807   $    678   $    549   $    109
                29         21         17         17          5         57         67         65         67         11
          $  16.26   $  14.10   $  11.68   $   8.19   $  11.65   $  12.59   $  12.10   $  10.45   $   8.23   $   9.78
             15.3%      20.7%      42.6%     (29.7%)     16.5%       4.1%      15.7%      27.0%     (15.9%)     (2.2%)
                --         --         --         --         --       0.7%       0.9%       1.0%       1.6%       2.4%

          $ 26,887   $ 22,005   $ 17,706   $  3,961   $    365   $ 43,214   $ 40,034   $ 30,861   $ 15,132   $  1,409
             2,077      1,958      1,901        606         39      3,378      3,255      2,903      1,806        141
          $  12.96   $  11.24   $   9.32   $   6.54   $   9.30   $  12.79   $  12.30   $  10.63   $   8.38   $   9.96
             15.3%      20.7%      42.5%     (29.7%)     (7.0%)      4.0%      15.7%      26.9%     (15.9%)     (0.4%)
                --         --         --         --         --       0.8%       0.9%       1.2%       2.1%       3.2%

          $  9,387   $  7,944   $  5,924   $  1,392   $     --   $ 13,991   $ 13,799   $ 11,463   $  3,414   $     --
               672        657        592        199         --      1,127      1,158      1,114        422         --
          $  13.96   $  12.09   $  10.01   $   7.01   $     --   $  12.42   $  11.92   $  10.29   $   8.09   $     --
             15.4%      20.8%      42.7%     (29.9%)        --       4.2%      15.9%      27.1%     (19.1%)        --
                --         --         --         --         --       0.8%       0.9%       1.3%       3.9%         --

          $     45   $    106   $    107   $     15   $     --   $    259   $    378   $    302   $    113   $     --
                 2          6          7          2         --         21         32         29         14         --
          $  20.06   $  17.45   $  14.50   $  10.20   $     --   $  12.42   $  11.97   $  10.37   $   8.19   $     --
             15.0%      20.4%      42.1%       2.0%         --       3.8%      15.4%      26.6%     (18.1%)        --
                --         --         --         --         --       0.6%       0.8%       1.2%       3.5%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   S&P 500 INDEX--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $463,829   $533,383   $535,415   $447,495   $647,391
Units Outstanding..................................      19,872     23,603     25,814     27,274     30,265
Variable Accumulation Unit Value...................    $  23.35   $  22.60   $  20.74   $  16.41   $  21.39
Total Return.......................................        3.3%       9.0%      26.4%     (23.3%)    (13.3%)
Investment Income Ratio............................        1.1%       1.5%       1.4%       1.2%       1.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,578   $  1,797   $  1,788   $  1,559   $  1,826
Units Outstanding..................................         179        210        227        250        224
Variable Accumulation Unit Value...................    $   8.83   $   8.56   $   7.87   $   6.23   $   8.14
Total Return.......................................        3.2%       8.8%      26.2%     (23.4%)    (13.4%)
Investment Income Ratio............................        1.1%       1.5%       1.3%       1.4%       1.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 72,357   $ 76,899   $ 70,812   $ 37,642   $ 16,799
Units Outstanding..................................       8,434      9,241      9,253      6,206      2,120
Variable Accumulation Unit Value...................    $   8.58   $   8.32   $   7.65   $   6.07   $   7.92
Total Return.......................................        3.1%       8.7%      26.2%     (23.5%)    (13.5%)
Investment Income Ratio............................        1.2%       1.5%       1.6%       1.8%       2.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 21,290   $ 21,843   $ 19,067   $  5,417   $     --
Units Outstanding..................................       1,826      1,935      1,839        660         --
Variable Accumulation Unit Value...................    $  11.66   $  11.29   $  10.37   $   8.20   $     --
Total Return.......................................        3.3%       8.9%      26.4%     (18.0%)        --
Investment Income Ratio............................        1.2%       1.6%       1.8%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    345   $    414   $    264   $     76   $     --
Units Outstanding..................................          25         31         21          8         --
Variable Accumulation Unit Value...................    $  13.82   $  13.43   $  12.39   $   9.84   $     --
Total Return.......................................        2.9%       8.5%      25.8%      (1.6%)        --
Investment Income Ratio............................        1.1%       1.6%       1.7%       8.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
              SMALL CAP GROWTH--INITIAL CLASS                          TOTAL RETURN--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 38,454   $ 45,369   $ 40,155   $ 17,889   $ 12,197   $179,431   $216,659   $233,917   $213,473   $296,704
       3,613      4,375      4,177      2,600      1,286      9,593     12,145     13,754     14,813     16,939
    $  10.64   $  10.37   $   9.61   $   6.88   $   9.48   $  18.74   $  17.84   $  17.01   $  14.41   $  17.52
        2.6%       7.9%      39.7%     (27.4%)     (5.2%)      5.0%       4.9%      18.0%     (17.7%)    (11.9%)
          --         --         --         --         --       1.4%       1.6%       1.9%       2.3%       2.5%

    $    363   $    449   $    426   $    267   $    268   $    500   $    724   $  1,895   $  1,847   $  2,444
          33         42         43         38         28         58         88        242        278        302
    $  10.89   $  10.63   $   9.86   $   7.07   $   9.76   $   8.60   $   8.20   $   7.83   $   6.64   $   8.09
        2.5%       7.7%      39.5%     (27.5%)     (2.4%)      4.9%       4.7%      17.8%     (17.8%)    (12.1%)
          --         --         --         --         --       1.3%       1.0%       1.7%       2.4%       3.1%

    $ 16,095   $ 18,573   $ 17,970   $  5,362   $    786   $ 18,186   $ 21,718   $ 21,510   $ 11,221   $  5,557
       1,527      1,804      1,879        782         83      2,210      2,767      2,868      1,762        717
    $  10.55   $  10.30   $   9.56   $   6.86   $   9.47   $   8.23   $   7.85   $   7.50   $   6.37   $   7.75
        2.4%       7.7%      39.4%     (27.6%)     (5.3%)      4.8%       4.7%      17.8%     (17.9%)    (12.1%)
          --         --         --         --         --       1.4%       1.7%       2.3%       3.6%       5.2%

    $  7,745   $  8,101   $  7,514   $  1,798   $     --   $  6,488   $  6,866   $  6,662   $  2,063   $     --
         677        726        726        243         --        573        636        647        236         --
    $  11.45   $  11.16   $  10.35   $   7.41   $     --   $  11.33   $  10.79   $  10.29   $   8.73   $     --
        2.6%       7.8%      39.7%     (25.9%)        --       5.0%       4.8%      18.0%     (12.7%)        --
          --         --         --         --         --       1.5%       1.7%       2.6%      11.3%         --

    $     78   $    130   $    126   $     14   $     --   $    308   $    351   $    305   $     12   $     --
           6         10         11          2         --         24         29         26          1         --
    $  12.68   $  12.41   $  11.55   $   8.31   $     --   $  12.74   $  12.19   $  11.67   $   9.93   $     --
        2.2%       7.4%      39.1%     (16.9%)        --       4.6%       4.4%      17.5%      (0.7%)        --
          --         --         --         --         --       1.4%       1.8%       3.1%      23.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       VALUE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $184,372   $205,052   $202,324   $169,824   $213,977
Units Outstanding..................................       8,804     10,255     11,104     11,706     11,482
Variable Accumulation Unit Value...................    $  20.95   $  19.99   $  18.22   $  14.51   $  18.64
Total Return.......................................        4.8%       9.7%      25.6%     (22.2%)     (1.0%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.4%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $    936   $  1,017   $  1,072   $    903   $    802
Units Outstanding..................................          77         87        101        106         73
Variable Accumulation Unit Value...................    $  12.20   $  11.66   $  10.64   $   8.49   $  10.92
Total Return.......................................        4.6%       9.6%      25.4%     (22.3%)     (1.1%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.5%       2.2%

SERIES III POLICIES (c)
Net Assets.........................................    $ 42,103   $ 40,492   $ 36,811   $ 22,026   $ 10,836
Units Outstanding..................................       3,616      3,635      3,619      2,714      1,037
Variable Accumulation Unit Value...................    $  11.65   $  11.14   $  10.17   $   8.11   $  10.44
Total Return.......................................        4.6%       9.5%      25.4%     (22.3%)     (1.2%)
Investment Income Ratio............................        1.2%       1.2%       1.8%       2.1%       3.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,565   $ 11,987   $ 11,041   $  3,870   $     --
Units Outstanding..................................       1,046      1,135      1,147        505         --
Variable Accumulation Unit Value...................    $  11.06   $  10.56   $   9.63   $   7.67   $     --
Total Return.......................................        4.7%       9.7%      25.5%     (23.3%)        --
Investment Income Ratio............................        1.2%       1.2%       1.9%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    179   $    234   $    230   $     50   $     --
Units Outstanding..................................          15         21         22          6         --
Variable Accumulation Unit Value...................    $  11.89   $  11.40   $  10.43   $   8.34   $     --
Total Return.......................................        4.3%       9.2%      25.0%     (16.6%)        --
Investment Income Ratio............................        1.0%       1.1%       2.0%       8.9%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                             ALGER AMERICAN                                            AMSOUTH
                         SMALL CAPITALIZATION--                                        ENHANCED
                             CLASS O SHARES                                          MARKET FUND
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,237   $ 64,616   $ 60,347   $ 44,207   $ 66,445   $     --   $     --   $     --   $     --   $     --
             5,793      6,515      6,994      7,192      7,864         --         --         --         --         --
          $  11.43   $   9.92   $   8.63   $   6.15   $   8.45   $     --   $     --   $     --   $     --   $     --
             15.3%      15.0%      40.4%     (27.3%)    (30.5%)        --         --         --         --         --
                --         --         --         --       0.1%         --         --         --         --         --

          $    430   $    442   $    418   $    417   $    514   $     --   $     --   $     --   $     --   $     --
                54         64         69         97         87         --         --         --         --         --
          $   7.99   $   6.94   $   6.05   $   4.31   $   5.94   $     --   $     --   $     --   $     --   $     --
             15.1%      14.8%      40.2%     (27.4%)    (30.6%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $ 12,448   $ 12,381   $ 10,455   $  5,200   $  5,162   $     --   $  2,576   $  2,415   $  1,562   $  1,112
             1,686      1,925      1,865      1,299        936         --        288        293        239        127
          $   7.40   $   6.43   $   5.61   $   4.00   $   5.51   $     --   $   8.94   $   8.24   $   6.53   $   8.75
             15.0%      14.7%      40.1%     (27.4%)    (30.7%)        --       8.5%      26.2%      25.4%     (12.5%)
                --         --         --         --         --         --       0.9%       0.8%       0.5%       0.1%

          $  3,090   $  2,438   $  2,010   $    376   $     --   $     --   $     --   $     --   $     --   $     --
               204        185        175         46         --         --         --         --         --         --
          $  15.20   $  13.20   $  11.49   $   8.19   $     --   $     --   $     --   $     --   $     --   $     --
             15.2%      14.9%      40.3%     (18.1%)        --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $    133   $    147   $     54   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 7          9          4         --         --         --         --         --         --         --
          $  17.75   $  15.47   $  13.52   $     --   $     --   $     --   $     --   $     --   $     --   $     --
             14.7%      14.4%      35.2%         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $    415   $    133   $     --   $     --
                --         --         --         --         --         --         34         12         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $  12.23   $  11.29   $     --   $     --
                --         --         --         --         --         --       8.4%      12.9%         --         --
                --         --         --         --         --         --       1.1%       1.1%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                  AMSOUTH
                                                                               INTERNATIONAL
                                                                                EQUITY FUND
                                                       --------------------------------------------------------------
                                                          2005         2004         2003         2002         2001
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES II POLICIES (b)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES III POLICIES (c)
Net Assets.........................................    $       --   $      558   $      361   $      139   $      116
Units Outstanding..................................            --           44           36           21           14
Variable Accumulation Unit Value...................    $       --   $    12.65   $    10.16   $     6.71   $     8.16
Total Return.......................................            --        24.5%        51.3%       (17.7%)      (18.4%)
Investment Income Ratio............................            --           --         0.9%         0.3%           --

SERIES IV POLICIES (d)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES V POLICIES (e)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES VI POLICIES (f)
Net Assets.........................................    $       --   $      194   $       32   $       --   $       --
Units Outstanding..................................            --           12            3           --           --
Variable Accumulation Unit Value...................    $       --   $    15.65   $    12.59   $       --   $       --
Total Return.......................................            --        24.3%        25.9%           --           --
Investment Income Ratio............................            --           --         3.1%           --           --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                      AMSOUTH                                              AMSOUTH
                                   LARGE CAP FUND                                        MID CAP FUND
          ----------------------------------------------------------------   ------------------------------------
             2005         2004         2003          2002          2001         2005         2004         2003
          -------------------------------------------------------------------------------------------------------
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $    3,896   $     3,889   $     2,526   $    1,883   $       --   $    1,695   $    1,412
                  --          460           478           385          216           --          199          189
          $       --   $     8.46   $      8.13   $      6.57   $     8.72   $       --   $     8.50   $     7.48
                  --         4.1%         23.8%        (24.7%)      (12.8%)          --        13.7%        32.0%
                  --         0.3%          0.2%          0.2%           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $      561   $       134   $        --   $       --   $       --   $      272   $       86
                  --           49            12            --           --           --           20            7
          $       --   $    11.42   $     10.99   $        --   $       --   $       --   $    13.37   $    11.78
                  --         3.9%          9.9%            --           --           --        13.5%        17.8%
                  --         0.4%          0.4%            --           --           --           --           --

                  AMSOUTH
               MID CAP FUND
          -----------------------
             2002         2001
          -----------------------
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $      826   $      515
                 146           70
          $     5.66   $     7.38
              (23.2%)      (26.2%)
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             CALVERT
                                                                              SOCIAL
                                                                             BALANCED
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 28,572   $ 30,071   $ 27,683   $ 23,139   $ 27,380
Units Outstanding..................................       1,536      1,684      1,655      1,627      1,668
Variable Accumulation Unit Value...................    $  18.61   $  17.86   $  16.73   $  14.22   $  16.41
Total Return.......................................        4.2%       6.8%      17.7%     (13.4%)     (8.3%)
Investment Income Ratio............................        1.7%       1.7%       2.0%       2.7%       3.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    155   $    157   $    125   $    111   $     98
Units Outstanding..................................          16         17         14         15         11
Variable Accumulation Unit Value...................    $   9.66   $   9.29   $   8.71   $   7.42   $   8.57
Total Return.......................................        4.0%       6.6%      17.5%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.9%       1.6%       1.8%       3.1%       3.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,766   $ 10,514   $  8,419   $  3,779   $  1,957
Units Outstanding..................................       1,148      1,166        995        524        235
Variable Accumulation Unit Value...................    $   9.37   $   9.02   $   8.46   $   7.21   $   8.34
Total Return.......................................        4.0%       6.5%      17.4%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.8%       1.8%       2.6%       4.1%       7.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  5,075   $  4,417   $  2,279   $    352   $     --
Units Outstanding..................................         421        382        210         38         --
Variable Accumulation Unit Value...................    $  12.06   $  11.58   $  10.85   $   9.23   $     --
Total Return.......................................        4.1%       6.7%      17.6%      (7.7%)        --
Investment Income Ratio............................        1.9%       2.1%       3.5%      10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    833   $    751   $     70   $      5   $     --
Units Outstanding..................................          64         60          6          1         --
Variable Accumulation Unit Value...................    $  13.02   $  12.55   $  11.81   $  10.08   $     --
Total Return.......................................        3.7%       6.3%      17.1%       0.8%         --
Investment Income Ratio............................        1.9%       2.7%       4.6%      24.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  2,345   $  1,673   $    469   $     --   $     --
Units Outstanding..................................         197        146         43         --         --
Variable Accumulation Unit Value...................    $  11.92   $  11.48   $  10.80   $     --   $     --
Total Return.......................................        3.8%       6.4%       8.0%         --         --
Investment Income Ratio............................        2.1%       2.5%       7.3%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         DREYFUS IP                                            FIDELITY(R)
                    TECHNOLOGY GROWTH--                                    VIP CONTRAFUND(R)--
                       INITIAL SHARES                                         INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 12,609   $ 16,780   $ 17,740   $  4,790   $  3,197   $346,947   $319,270   $291,995   $238,091   $279,422
       1,423      1,936      2,027        815        325     14,328     15,206     15,836     16,358     17,160
    $   8.87   $   8.67   $   8.75   $   5.88   $   9.84   $  24.21   $  21.00   $  18.44   $  14.56   $  16.28
        2.3%      (0.9%)     48.9%     (40.3%)     (1.6%)     15.3%      13.9%      26.7%     (10.6%)    (13.5%)
          --         --         --         --         --       0.3%       0.3%       0.5%       0.8%       0.8%

    $     91   $    113   $    182   $    156   $     23   $  1,588   $  1,465   $  1,321   $    981   $    883
           8         11         17         22          2        126        133        136        128        103
    $  10.79   $  10.56   $  10.67   $   7.18   $  12.03   $  12.68   $  11.02   $   9.69   $   7.66   $   8.58
        2.2%      (1.1%)     48.6%     (40.3%)     20.3%      15.1%      13.7%      26.5%     (10.7%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.4%       0.8%       0.6%

    $  6,397   $  8,362   $ 10,676   $  2,060   $    587   $ 58,804   $ 48,944   $ 41,757   $ 19,347   $  9,054
         715        952      1,201        344         58      4,831      4,625      4,484      2,627      1,097
    $   8.98   $   8.79   $   8.89   $   5.98   $  10.03   $  12.18   $  10.58   $   9.31   $   7.37   $   8.26
        2.1%      (1.1%)     48.6%     (40.4%)      0.3%      15.1%      13.6%      26.4%     (10.8%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.3%       0.6%       0.3%

    $  2,156   $  2,402   $  2,206   $    367   $     --   $ 18,030   $ 14,290   $ 11,685   $  3,664   $     --
         200        228        207         51         --      1,259      1,149      1,070        425         --
    $  10.79   $  10.55   $  10.65   $   7.16   $     --   $  14.33   $  12.43   $  10.93   $   8.63   $     --
        2.3%      (1.0%)     48.8%     (28.4%)        --      15.3%      13.8%      26.6%     (13.7%)        --
          --         --         --         --         --       0.3%       0.3%       0.3%         --         --

    $     45   $     29   $     32   $     --   $     --   $    732   $    526   $    398   $     53   $     --
           3          2          2         --         --         43         36         31          5         --
    $  14.24   $  13.97   $  14.17   $     --   $     --   $  16.91   $  14.73   $  12.99   $  10.30   $     --
        1.9%      (1.4%)     41.7%         --         --      14.8%      13.4%      26.1%       3.0%         --
          --         --         --         --         --       0.3%       0.3%       0.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                     VIP EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2005       2004       2003       2002       2001
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $173,409   $189,506   $179,594   $144,348   $175,541
Units Outstanding..................................     9,399     10,725     11,179     11,548     11,501
Variable Accumulation Unit Value...................  $  18.45   $  17.67   $  16.07   $  12.50   $  15.26
Total Return.......................................      4.4%      10.0%      28.5%     (18.1%)     (6.3%)
Investment Income Ratio............................      1.7%       1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $    662   $  1,372   $    877   $    626   $    529
Units Outstanding..................................        55        119         84         77         53
Variable Accumulation Unit Value...................  $  11.97   $  11.49   $  10.46   $   8.15   $   9.97
Total Return.......................................      4.2%       9.8%      28.3%     (18.2%)     (6.4%)
Investment Income Ratio............................      1.8%       1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 37,734   $ 39,178   $ 36,552   $ 20,493   $ 12,157
Units Outstanding..................................     3,203      3,465      3,548      2,552      1,237
Variable Accumulation Unit Value...................  $  11.78   $  11.31   $  10.30   $   8.03   $   9.83
Total Return.......................................      4.2%       9.8%      28.3%     (18.3%)     (6.5%)
Investment Income Ratio............................      1.7%       1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,392   $  9,223   $  8,099   $  2,204   $     --
Units Outstanding..................................       782        801        773        270         --
Variable Accumulation Unit Value...................  $  12.01   $  11.51   $  10.47   $   8.15   $     --
Total Return.......................................      4.3%       9.9%      28.5%     (18.5%)        --
Investment Income Ratio............................      1.6%       1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    694   $    651   $    370   $     72   $     --
Units Outstanding..................................        58         56         35          9         --
Variable Accumulation Unit Value...................  $  12.00   $  11.54   $  10.54   $   8.24   $     --
Total Return.......................................      3.9%       9.5%      27.9%     (17.6%)        --
Investment Income Ratio............................      1.6%       1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     JANUS ASPEN SERIES                                     JANUS ASPEN SERIES
                         BALANCED--                                         WORLDWIDE GROWTH--
                    INSTITUTIONAL SHARES                                   INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $438,220   $501,432   $541,659   $534,854   $607,299   $189,175   $231,574   $266,039   $250,712   $385,523
      20,068     24,437     28,250     31,372     32,862     11,939     15,251     18,103     20,859     23,563
    $  21.84   $  20.52   $  19.17   $  17.05   $  18.48   $  15.85   $  15.18   $  14.70   $  12.02   $  16.36
        6.5%       7.0%      12.5%      (7.7%)     (6.0%)      4.4%       3.3%      22.3%     (26.5%)    (23.5%)
        2.2%       2.2%       2.2%       2.4%       2.7%       1.3%       1.0%       1.1%       0.9%       0.5%

    $  1,886   $  2,176   $  2,620   $  2,506   $  2,538   $    829   $    985   $  1,136   $  1,024   $  1,111
         167        205        264        283        264        123        152        181        199        159
    $  11.29   $  10.62   $   9.94   $   8.85   $   9.61   $   6.74   $   6.46   $   6.27   $   5.13   $   7.00
        6.3%       6.9%      12.3%      (7.9%)     (6.2%)      4.2%       3.2%      22.1%     (26.6%)    (23.6%)
        2.2%       2.1%       2.2%       2.5%       3.0%       1.3%       0.9%       1.0%       0.7%       0.5%

    $ 65,609   $ 74,259   $ 79,154   $ 54,824   $ 26,039   $ 14,690   $ 16,987   $ 20,011   $ 13,227   $ 11,124
       6,178      7,429      8,458      6,575      2,875      2,375      2,864      3,479      2,806      1,730
    $  10.62   $  10.00   $   9.36   $   8.34   $   9.06   $   6.18   $   5.93   $   5.75   $   4.71   $   6.43
        6.2%       6.8%      12.2%      (7.9%)     (6.1%)      4.2%       3.1%      22.0%     (26.7%)    (23.6%)
        2.2%       2.2%       2.4%       3.1%       4.0%       1.4%       1.0%       1.4%       1.0%       0.7%

    $ 19,881   $ 21,177   $ 21,004   $  8,129   $     --   $  5,713   $  6,016   $  6,275   $  2,078   $     --
       1,691      1,916      2,032        884         --        557        612        659        267         --
    $  11.76   $  11.05   $  10.33   $   9.19   $     --   $  10.25   $   9.83   $   9.52   $   7.79   $     --
        6.4%       7.0%      12.4%      (8.1%)        --       4.3%       3.3%      22.2%     (22.1%)        --
        2.3%       2.3%       2.6%       5.6%         --       1.4%       1.0%       1.3%       2.5%         --

    $    680   $    647   $    513   $     82   $     --   $    134   $    135   $     84   $     --   $     --
          56         57         48          9         --         10         11          7         --         --
    $  12.10   $  11.42   $  10.72   $   9.57   $     --   $  12.97   $  12.48   $  12.13   $   9.96   $     --
        6.0%       6.5%      12.0%      (4.3%)        --       3.9%       2.9%      21.8%      (0.4%)        --
        2.3%       2.4%       2.9%       5.1%         --       1.4%       1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              MFS(R)
                                                                     INVESTORS TRUST SERIES--
                                                                          INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 21,375   $ 24,302   $ 24,572   $ 22,189   $ 29,963
Units Outstanding..................................       2,160      2,599      2,885      3,138      3,303
Variable Accumulation Unit Value...................    $   9.90   $   9.35   $   8.52   $   7.07   $   9.07
Total Return.......................................        5.8%       9.8%      20.5%     (22.1%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    323   $    368   $    340   $    260   $    231
Units Outstanding..................................          37         44         45         41         29
Variable Accumulation Unit Value...................    $   8.75   $   8.28   $   7.55   $   6.28   $   8.07
Total Return.......................................        5.7%       9.6%      20.3%     (22.2%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,819   $  6,024   $  5,795   $  4,309   $  4,146
Units Outstanding..................................         677        740        780        698        522
Variable Accumulation Unit Value...................    $   8.60   $   8.14   $   7.43   $   6.18   $   7.94
Total Return.......................................        5.6%       9.6%      20.2%     (22.2%)    (17.3%)
Investment Income Ratio............................        0.6%       0.6%       0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,287   $  1,319   $  1,236   $    463   $     --
Units Outstanding..................................         113        123        126         57         --
Variable Accumulation Unit Value...................    $  11.37   $  10.75   $   9.80   $   8.14   $     --
Total Return.......................................        5.8%       9.8%      20.4%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.6%       0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     91   $     91   $     74   $     --   $     --
Units Outstanding..................................           6          7          6         --         --
Variable Accumulation Unit Value...................    $  14.35   $  13.62   $  12.46   $     --   $     --
Total Return.......................................        5.4%       9.3%      24.6%         --         --
Investment Income Ratio............................        0.6%       0.6%       0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                           MFS(R)                                                 MFS(R)
                          RESEARCH                                              UTILITIES
                   SERIES--INITIAL CLASS                                  SERIES--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 30,730   $ 34,542   $ 33,395   $ 29,511   $ 46,896   $  2,771   $  1,792   $    870   $    299   $    135
       2,867      3,422      3,779      4,107      4,857        208        155         97         45         15
    $  10.73   $  10.09   $   8.84   $   7.19   $   9.66   $  13.33   $  11.57   $   9.01   $   6.72   $   8.83
        6.3%      14.2%      23.0%     (25.6%)    (22.4%)     15.2%      28.4%      34.0%     (23.8%)    (11.7%)
        0.5%       1.1%       0.7%       0.3%         --       0.5%       1.3%       1.7%       2.4%         --

    $    246   $    298   $    307   $    270   $    376   $     19   $     23   $     16   $     10   $     --
          32         42         49         53         55          1          2          2          1         --
    $   7.59   $   7.15   $   6.27   $   5.10   $   6.87   $  15.66   $  13.61   $  10.62   $   7.93   $  10.43
        6.1%      14.1%      22.8%     (25.7%)    (22.5%)     15.0%      28.2%      33.8%     (23.9%)      4.3%
        0.5%       1.1%       0.7%       0.3%         --       0.6%       1.3%       2.1%       0.3%         --

    $  5,561   $  6,554   $  6,172   $  4,401   $  5,269   $  2,247   $  1,955   $  1,138   $    390   $    258
         767        958      1,029        900        801        180        180        134         62         31
    $   7.26   $   6.84   $   6.00   $   4.89   $   6.58   $  12.50   $  10.87   $   8.49   $   6.35   $   8.35
        6.1%      14.0%      22.7%     (25.7%)    (22.5%)     15.0%      28.1%      33.7%     (24.0%)    (16.5%)
        0.5%       1.1%       0.6%       0.3%         --       0.6%       1.4%       2.1%       3.0%         --

    $  1,131   $  1,125   $  1,035   $    357   $     --   $    147   $    132   $    104   $     41   $     --
          96        102        107         45         --          7          8          8          4         --
    $  11.76   $  11.07   $   9.69   $   7.89   $     --   $  20.16   $  17.50   $  13.64   $  10.18   $     --
        6.3%      14.2%      22.9%     (21.1%)        --      15.2%      28.3%      33.9%       1.8%         --
        0.5%       1.1%       0.6%         --         --       0.6%       1.5%       2.2%         --         --

    $     22   $     27   $      8   $     --   $     --   $     55   $     44   $     15   $     --   $     --
           2          2          1         --         --          3          3          1         --         --
    $  14.23   $  13.44   $  11.82   $   9.65   $     --   $  17.92   $  15.62   $  12.22   $     --   $     --
        5.8%      13.7%      22.5%      (3.5%)        --      14.7%      27.8%      22.2%         --         --
        0.4%       0.5%       0.2%         --         --       0.6%       1.3%         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         NEUBERGER BERMAN
                                                                           AMT MID-CAP
                                                                         GROWTH--CLASS I
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,233   $  3,795   $  4,336   $  1,673   $    464
Units Outstanding..................................         296        390        511        249         48
Variable Accumulation Unit Value...................    $  10.92   $   9.73   $   8.49   $   6.72   $   9.64
Total Return.......................................       12.2%      14.7%      26.3%     (30.3%)     (3.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     43   $     59   $     69   $     26   $      1
Units Outstanding..................................           4          6          8          4         --
Variable Accumulation Unit Value...................    $  11.23   $  10.02   $   8.75   $   6.94   $   9.98
Total Return.......................................       12.0%      14.5%      26.1%     (30.4%)     (0.2%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,913   $  3,531   $  3,204   $  1,192   $    184
Units Outstanding..................................         258        350        364        171         18
Variable Accumulation Unit Value...................    $  11.28   $  10.08   $   8.81   $   6.99   $  10.05
Total Return.......................................       11.9%      14.5%      26.0%     (30.5%)      0.5%
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $    711   $    672   $    619   $    156   $     --
Units Outstanding..................................          45         48         51         16         --
Variable Accumulation Unit Value...................    $  15.71   $  14.01   $  12.22   $   9.68   $     --
Total Return.......................................       12.1%      14.6%      26.2%      (3.2%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    117   $    110   $     82   $     --   $     --
Units Outstanding..................................           8          8          7         --         --
Variable Accumulation Unit Value...................    $  15.11   $  13.53   $  11.85   $   9.42   $     --
Total Return.......................................       11.7%      14.2%      25.8%      (5.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      Royce       Royce                        T. ROWE PRICE
    Micro-Cap   Small-Cap                          EQUITY
    Portfolio   Portfolio                     INCOME PORTFOLIO
    ---------   ---------   ----------------------------------------------------
      2005        2005        2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------
    $  1,905    $  4,337    $150,117   $144,311   $117,894   $ 89,634   $ 85,476
         159         387      10,552     10,397      9,625      9,056      7,398
    $  12.16    $  11.18    $  14.22   $  13.88   $  12.25   $   9.90   $  11.55
       21.6%       11.8%        2.5%      13.3%      23.7%     (14.3%)        --
        1.5%          --        1.6%       1.6%       1.7%       1.7%       1.6%

    $     46    $  1,261    $  1,231   $  1,478   $  1,524   $  1,044   $    902
           4         119          91        112        130        110         81
    $  12.27    $  10.56    $  13.54   $  13.24   $  11.70   $   9.47   $  11.07
       22.7%        5.6%        2.3%      13.2%      23.6%     (14.5%)        --
        1.5%          --        1.5%       1.6%       1.7%       1.7%       1.6%

    $  1,555    $  2,400    $ 54,289   $ 50,653   $ 41,615   $ 22,371   $  9,712
         133         221       4,097      3,910      3,633      2,412        895
    $  12.04    $  10.83    $  13.25   $  12.95   $  11.45   $   9.27   $  10.85
       20.4%        8.3%        2.3%      13.1%      23.5%     (14.5%)        --
        1.5%          --        1.6%       1.6%       1.8%       1.9%       1.9%

    $  2,259    $  3,127    $ 14,572   $ 13,286   $ 11,020   $  3,453   $     --
         190         284       1,236      1,154      1,084        420         --
    $  11.85    $  10.98    $  11.79   $  11.51   $  10.17   $   8.22   $     --
       18.5%        9.8%        2.4%      13.3%      23.7%     (17.8%)        --
        1.6%          --        1.6%       1.6%       1.9%       3.1%         --

    $     77    $     62    $    661   $    634   $    461   $    117   $     --
           7           6          55         54         45         14         --
    $  11.67    $  10.47    $  11.92   $  11.68   $  10.36   $   8.41   $     --
       16.7%        4.7%        2.0%      12.8%      23.2%     (15.9%)        --
        2.3%          --        1.6%       1.6%       1.9%       2.7%         --

    $    854    $  1,622    $     --   $     --   $     --   $     --   $     --
          68         148          --         --         --         --         --
    $  11.98    $  10.90    $     --   $     --   $     --   $     --   $     --
       19.8%        9.0%          --         --         --         --         --
        2.0%          --          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             VAN ECK
                                                                            WORLDWIDE
                                                                           HARD ASSETS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 66,110   $ 19,773   $ 10,239   $  6,351   $  3,510
Units Outstanding..................................       2,840      1,271        805        714        378
Variable Accumulation Unit Value...................    $  23.26   $  15.55   $  12.72   $   8.89   $   9.28
Total Return.......................................       49.6%      22.3%      43.1%      (4.2%)    (11.7%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.5%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,299   $    292   $    190   $     49   $     29
Units Outstanding..................................          56         19         15          6          3
Variable Accumulation Unit Value...................    $  23.01   $  15.41   $  12.62   $   8.83   $   9.24
Total Return.......................................       49.3%      22.1%      42.8%      (4.3%)    (11.8%)
Investment Income Ratio............................        0.2%       0.3%       0.3%       0.3%       3.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,056   $ 16,224   $  5,745   $  2,229   $    238
Units Outstanding..................................       2,279      1,040        449        249         25
Variable Accumulation Unit Value...................    $  23.29   $  15.61   $  12.79   $   8.96   $   9.37
Total Return.......................................       49.3%      22.0%      42.8%      (4.4%)    (11.9%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.2%       1.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 27,352   $  7,059   $  1,461   $    326   $     --
Units Outstanding..................................       1,242        480        121         39         --
Variable Accumulation Unit Value...................    $  22.00   $  14.71   $  12.04   $   8.42   $     --
Total Return.......................................       49.5%      22.2%      43.0%     (15.8%)        --
Investment Income Ratio............................        0.2%       0.2%       0.3%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,221   $    371   $     63   $     --   $     --
Units Outstanding..................................          44         20          4         --         --
Variable Accumulation Unit Value...................    $  27.62   $  18.55   $  15.24   $     --   $     --
Total Return.......................................       48.9%      21.7%      52.4%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 20,900   $  4,069   $    348   $     --   $     --
Units Outstanding..................................         853        249         26         --         --
Variable Accumulation Unit Value...................    $  24.36   $  16.35   $  13.42   $     --   $     --
Total Return.......................................       49.0%      21.8%      34.2%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       Van Kampen UIF
                      Emerging Markets
                      Equity--Class I
    ----------------------------------------------------
      2005       2004       2003       2002       2001
    ----------------------------------------------------
    $ 56,637   $ 39,055   $ 33,055   $ 22,764   $ 25,016
       3,378      3,076      3,161      3,213      3,172
    $  16.76   $  12.70   $  10.46   $   7.09   $   7.89
       32.0%      21.4%      47.6%     (10.2%)     (7.7%)
        0.4%       0.7%         --         --         --

    $    570   $    164   $    697   $    109   $  5,828
          47         18         92         21      1,019
    $  12.07   $   9.15   $   7.55   $   5.12   $   5.72
       31.8%      21.2%      47.4%     (10.4%)     (7.9%)
        0.3%       0.6%         --         --         --

    $ 13,590   $  7,050   $  5,409   $  2,432   $    594
         973        663        617        408         89
    $  14.00   $  10.63   $   8.77   $   5.96   $   6.64
       31.7%      21.2%      47.3%     (10.3%)     (8.0%)
        0.4%       0.7%         --         --         --

    $  3,772   $  1,965   $  1,279   $    456   $     --
         203        139        110         58         --
    $  18.60   $  14.10   $  11.62   $   7.88   $     --
       31.9%      21.3%      47.5%     (21.2%)        --
        0.4%       0.7%         --         --         --

    $    112   $     57   $     19   $     --   $     --
           5          3          1         --         --
    $  23.75   $  18.07   $  14.95   $     --   $     --
       31.4%      20.9%      49.5%         --         --
        0.4%       0.7%         --         --         --

    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                               MainStay VP           MainStay VP                 MainStay VP                  MainStay VP
                               Balanced--           Basic Value--                   Bond--               Capital Appreciation--
                              Service Class         Service Class               Service Class                Service Class
                              -------------   -------------------------   --------------------------   --------------------------
                                  2005         2005      2004     2003     2005      2004      2003     2005      2004      2003
                              ---------------------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................    $32,603      $ 4,281   $3,119   $  821   $11,334   $ 7,474   $2,929   $ 9,595   $ 7,459   $2,760
Units Outstanding............      3,115          332      251       73     1,110       737      296       788       653      248
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.87   $12.40   $11.32   $ 10.20   $ 10.15   $ 9.91   $ 12.17   $ 11.42   $11.15
Total Return.................       4.6%         3.8%     9.6%    13.2%      0.5%      2.4%    (0.9%)     6.6%      2.5%    11.5%
Investment Income Ratio......       1.7%         0.9%     1.2%     2.7%      3.7%      4.8%    13.3%        --      0.1%     0.5%

SERIES II POLICIES (b)
Net Assets...................    $ 1,467      $    37   $   --   $   --   $   349   $     5   $   --   $    78   $     6   $   --
Units Outstanding............        136            3       --       --        35         1       --         7         1       --
Variable Accumulation Unit
 Value.......................    $ 10.41      $ 10.53   $10.00   $   --   $ 10.06   $ 10.02   $   --   $ 10.98   $ 10.31   $   --
Total Return.................       4.1%         5.3%       --       --      0.3%      0.2%       --      6.4%      3.1%       --
Investment Income Ratio......       3.0%         3.1%       --       --      7.8%     48.1%       --        --      0.8%       --

SERIES III POLICIES (c)
Net Assets...................    $19,146      $ 7,357   $6,678   $1,807   $24,637   $19,603   $6,344   $17,835   $16,081   $5,334
Units Outstanding............      1,825          576      541      160     2,427     1,936      640     1,456     1,396      474
Variable Accumulation Unit
 Value.......................    $ 10.44      $ 12.78   $12.34   $11.29   $ 10.15   $ 10.12   $ 9.91   $ 12.25   $ 11.52   $11.26
Total Return.................       4.4%         3.5%     9.3%    12.9%      0.3%      2.2%    (0.9%)     6.4%      2.2%    12.6%
Investment Income Ratio......       2.2%         0.8%     1.1%     2.9%      3.4%      4.8%    17.1%        --      0.1%     0.6%

SERIES IV POLICIES (d)
Net Assets...................    $13,881      $ 7,259   $5,699   $2,039   $23,266   $16,738   $5,867   $11,771   $10,571   $4,522
Units Outstanding............      1,320          563      461      181     2,275     1,649      592       968       926      406
Variable Accumulation Unit
 Value.......................    $ 10.45      $ 12.82   $12.37   $11.29   $ 10.19   $ 10.15   $ 9.92   $ 12.16   $ 11.41   $11.14
Total Return.................       4.5%         3.7%     9.5%    12.9%      0.4%      2.3%    (0.8%)     6.6%      2.4%    11.4%
Investment Income Ratio......       2.3%         0.8%     1.1%     2.8%      3.5%      5.0%    15.6%        --      0.1%     0.5%

SERIES V POLICIES (e)
Net Assets...................    $ 1,509      $   686   $  551   $  133   $ 2,429   $ 1,362   $  407   $   554   $   429   $   86
Units Outstanding............        144           54       45       12       242       136       41        47        38        8
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.62   $12.22   $11.21   $ 10.02   $ 10.02   $ 9.83   $ 11.88   $ 11.20   $10.98
Total Return.................       4.6%         3.3%     9.1%    12.1%        --      1.9%    (1.7%)     6.1%      2.0%     9.8%
Investment Income Ratio......       1.8%         0.8%     1.2%     5.2%      3.7%      5.2%    14.8%        --      0.1%     1.3%

SERIES VI POLICIES (f)
Net Assets...................    $13,375      $ 4,536   $3,804   $  907   $14,340   $ 9,200   $3,343   $11,667   $ 8,794   $2,186
Units Outstanding............      1,275          353      309       80     1,415       912      338       967       774      197
Variable Accumulation Unit
 Value.......................    $ 10.43      $ 12.73   $12.32   $11.28   $ 10.11   $ 10.09   $ 9.89   $ 12.06   $ 11.36   $11.12
Total Return.................       4.3%         3.4%     9.2%    12.8%      0.1%      2.0%    (1.1%)     6.2%      2.1%    11.2%
Investment Income Ratio......       2.2%         0.8%     1.0%     2.8%      3.7%      5.2%    14.5%        --      0.1%     0.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP             MAINSTAY VP
                COMMON STOCK--                 CONVERTIBLE--             DEVELOPING GROWTH--       FLOATING RATE--
                 SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS           SERVICE CLASS
          ---------------------------   ---------------------------   --------------------------   ---------------
           2005      2004      2003      2005      2004      2003      2005      2004     2003          2005
          --------------------------------------------------------------------------------------------------------
          $ 7,104   $ 4,810   $ 1,842   $13,293   $10,142   $ 3,817   $ 3,145   $ 1,949  $   637       $36,518
              539       387       162     1,105       884       347       235       161       55         3,612
          $ 13.17   $ 12.44   $ 11.40   $ 12.03   $ 11.48   $ 10.99   $ 13.34   $ 12.11  $ 11.63       $ 10.10
             5.9%      9.1%     14.0%      4.9%      4.4%      9.9%     10.2%      4.1%    16.3%          1.0%
             1.0%      1.6%      3.7%      1.5%      2.4%      8.3%        --        --       --          4.5%

          $    34   $    --   $    --   $   358   $    24   $    --   $    45   $     3  $    --       $ 4,001
                3        --        --        34         2        --         4        --       --           373
          $ 10.54   $ 10.00   $    --   $ 10.58   $ 10.11   $    --   $ 11.00   $ 10.00  $    --       $ 10.14
             5.4%        --        --      4.7%      1.1%        --     10.0%        --       --          1.4%
             2.7%        --        --      4.8%     58.1%        --        --        --       --          4.9%

          $12,796   $10,274   $ 3,094   $25,860   $23,424   $ 7,798   $ 6,081   $ 4,769  $ 1,458       $13,041
              981       832       273     2,151     2,039       707       465       400      127         1,272
          $ 13.04   $ 12.34   $ 11.34   $ 12.02   $ 11.49   $ 11.03   $ 13.11   $ 11.92  $ 11.47       $ 10.08
             5.7%      8.9%     13.4%      4.7%      4.2%     10.3%     10.0%      3.9%    14.7%          0.8%
             0.9%      1.7%      4.1%      1.4%      2.5%      9.0%        --        --       --          4.7%

          $14,034   $10,070   $ 3,340   $25,647   $20,014   $ 7,040   $ 5,606   $ 4,310  $ 1,358       $10,796
            1,063       810       293     2,141     1,754       644       421       357      117         1,052
          $ 13.15   $ 12.43   $ 11.40   $ 11.96   $ 11.41   $ 10.94   $ 13.31   $ 12.09  $ 11.62       $ 10.09
             5.8%      9.0%     14.0%      4.8%      4.3%      9.4%     10.1%      4.1%    16.2%          0.9%
             0.9%      1.7%      3.4%      1.5%      2.5%      8.5%        --        --       --          4.8%

          $   309   $   213   $    38   $ 1,608   $ 1,466   $   533   $   232   $   170  $    64       $ 1,686
               24        17         3       136       129        49        18        14        6           164
          $ 12.96   $ 12.29   $ 11.32   $ 11.84   $ 11.34   $ 10.91   $ 12.97   $ 11.83  $ 11.41       $ 10.25
             5.4%      8.6%     13.2%      4.4%      3.9%      9.1%      9.7%      3.6%    14.1%          2.5%
             0.9%      1.6%      2.4%      1.4%      2.4%      9.5%        --        --       --          4.7%

          $ 7,321   $ 5,161   $ 1,484   $16,730   $12,642   $ 3,430   $ 3,248   $ 2,228  $   721       $11,829
              561       417       130     1,418     1,120       316       242       182       61         1,145
          $ 13.05   $ 12.37   $ 11.38   $ 11.79   $ 11.28   $ 10.85   $ 13.40   $ 12.21  $ 11.77       $ 10.13
             5.5%      8.7%     13.8%      4.5%      4.0%      8.5%      9.8%      3.7%    17.7%          1.3%
             1.0%      1.8%      3.4%      1.5%      2.8%      9.2%        --        --       --          4.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                                GOVERNMENT--             HIGH YIELD CORPORATE BOND--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  8,799   $  6,080   $  2,651   $ 50,262   $ 33,434   $ 10,501
Units Outstanding..................................         881        614        272      3,920      2,643        920
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.75   $  12.81   $  12.65   $  11.41
Total Return.......................................        0.7%       1.6%      (2.5%)      1.2%      10.9%      14.1%
Investment Income Ratio............................        3.6%       5.6%      14.3%       6.8%      10.1%      26.0%

SERIES II POLICIES (b)
Net Assets.........................................    $    316   $      5   $     --   $  2,500   $     64   $     --
Units Outstanding..................................          30         --         --        242          6         --
Variable Accumulation Unit Value...................    $  10.06   $  10.01   $     --   $  10.29   $  10.18   $     --
Total Return.......................................        0.5%       0.1%         --       1.1%       1.8%         --
Investment Income Ratio............................        6.8%      86.3%         --      12.6%      87.4%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 16,243   $ 12,875   $  4,087   $117,498   $ 94,871   $ 28,302
Units Outstanding..................................       1,645      1,310        422      9,264      7,556      2,495
Variable Accumulation Unit Value...................    $   9.88   $   9.83   $   9.69   $  12.69   $  12.56   $  11.35
Total Return.......................................        0.5%       1.4%      (3.1%)      1.0%      10.7%      13.5%
Investment Income Ratio............................        3.3%       5.7%      18.2%       6.4%      10.2%      30.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,766   $ 11,256   $  4,147   $103,496   $ 76,786   $ 25,512
Units Outstanding..................................       1,481      1,136        425      8,052      6,041      2,224
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.76   $  12.86   $  12.71   $  11.47
Total Return.......................................        0.6%       1.6%      (2.4%)      1.2%      10.8%      14.7%
Investment Income Ratio............................        3.4%       5.6%      16.5%       6.4%      10.0%      26.4%

SERIES V POLICIES (e)
Net Assets.........................................    $  1,257   $    706   $    421   $ 11,657   $  8,737   $  2,901
Units Outstanding..................................         127         72         43        922        697        255
Variable Accumulation Unit Value...................    $   9.87   $   9.85   $   9.74   $  12.64   $  12.54   $  11.36
Total Return.......................................        0.2%       1.2%      (2.6%)      0.8%      10.4%      13.6%
Investment Income Ratio............................        3.8%       5.1%      14.0%       6.5%      10.2%      27.0%

SERIES VI POLICIES (f)
Net Assets.........................................    $  8,125   $  4,800   $  1,800   $ 64,705   $ 39,920   $  9,211
Units Outstanding..................................         818        487        185      5,086      3,173        809
Variable Accumulation Unit Value...................    $   9.88   $   9.85   $   9.73   $  12.69   $  12.58   $  11.39
Total Return.......................................        0.3%       1.3%      (2.7%)      0.9%      10.5%      13.9%
Investment Income Ratio............................        3.8%       5.6%      16.2%       7.2%      11.7%      29.6%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
          Income & Growth--              International Equity--             LARGE CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $  3,830   $  2,450   $    503   $ 12,520   $  5,975   $  1,340   $  3,045   $  2,041   $    820
         302        200         45        869        441        114        278        191         74
    $  12.64   $  12.27   $  11.07   $  14.39   $  13.55   $  11.74   $  10.96   $  10.67   $  11.11
        3.0%      10.8%      10.7%       6.3%      15.4%      17.4%       2.7%      (3.9%)     11.1%
        1.2%       2.8%       5.6%       2.0%       1.3%       6.9%         --       0.1%       0.4%

    $    311   $     13   $     --   $    626   $      8   $     --   $     72   $     --   $     --
          30          1         --         56          1         --          6         --         --
    $  10.43   $  10.14   $     --   $  10.82   $  10.19   $     --   $  11.32   $  10.00   $     --
        2.9%       1.4%         --       6.1%       1.9%         --      13.2%         --         --
        1.6%      63.6%         --       4.1%      10.9%         --         --         --         --

    $  8,051   $  5,324   $  1,437   $ 26,887   $ 16,793   $  2,933   $  6,797   $  6,358   $  2,737
         622        423        126      1,907      1,262        254        624        598        247
    $  12.94   $  12.59   $  11.38   $  14.11   $  13.30   $  11.55   $  10.89   $  10.63   $  11.08
        2.8%      10.6%      13.8%       6.0%      15.2%      15.5%       2.5%      (4.1%)     10.8%
        1.2%       2.6%       6.1%       1.8%       1.4%       8.0%         --         --       0.4%

    $  7,628   $  5,136   $  1,389   $ 26,069   $ 13,748   $  2,849   $  5,526   $  5,116   $  2,233
         590        410        123      1,829      1,027        246        505        480        201
    $  12.91   $  12.53   $  11.32   $  14.21   $  13.38   $  11.60   $  10.93   $  10.65   $  11.09
        3.0%      10.8%      13.2%       6.2%      15.4%      16.0%       2.6%      (4.0%)     10.9%
        1.1%       2.5%       5.3%       2.0%       1.3%       6.6%         --         --       0.3%

    $    553   $    292   $     24   $  1,609   $    684   $     78   $    453   $    272   $     60
          44         24          2        117         53          7         43         26          6
    $  12.67   $  12.35   $  11.19   $  13.71   $  12.96   $  11.28   $  10.53   $  10.30   $  10.77
        2.6%      10.3%      11.9%       5.8%      14.9%      12.8%       2.2%      (4.3%)      7.7%
        1.3%       3.0%       4.4%       2.2%       1.5%      11.7%         --       0.1%       0.5%

    $  6,954   $  3,499   $    600   $ 17,356   $  7,562   $  1,381   $  3,647   $  2,723   $  1,265
         546        282         53      1,251        578        121        337        257        114
    $  12.73   $  12.40   $  11.23   $  13.85   $  13.08   $  11.37   $  10.84   $  10.59   $  11.06
        2.7%      10.4%      12.3%       5.9%      15.0%      13.7%       2.3%      (4.2%)     10.6%
        1.3%       3.2%       5.3%       2.1%       1.5%       7.6%         --       0.1%       0.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                               MID CAP CORE--                  MID CAP GROWTH--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,966   $  5,876   $  1,477   $ 18,597   $  9,510   $  2,376
Units Outstanding..................................         740        414        125      1,104        653        197
Variable Accumulation Unit Value...................    $  16.17   $  14.19   $  11.80   $  16.77   $  14.56   $  12.07
Total Return.......................................       14.0%      20.2%      18.0%      15.2%      20.6%      20.7%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    349   $     11   $     --   $    598   $      5   $     --
Units Outstanding..................................          28          1         --         51          1         --
Variable Accumulation Unit Value...................    $  11.60   $  10.19   $     --   $  11.78   $  10.24   $     --
Total Return.......................................       13.8%       1.9%         --      15.0%       2.4%         --
Investment Income Ratio............................        1.1%       3.1%         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,987   $ 13,092   $  2,774   $ 33,555   $ 21,257   $  5,125
Units Outstanding..................................       1,375        931        237      2,054      1,494        434
Variable Accumulation Unit Value...................    $  15.99   $  14.06   $  11.72   $  16.35   $  14.23   $  11.82
Total Return.......................................       13.7%      20.0%      17.2%      15.0%      20.4%      18.2%
Investment Income Ratio............................        0.4%       0.5%       1.4%         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,680   $ 10,128   $  2,677   $ 30,962   $ 17,454   $  5,111
Units Outstanding..................................       1,220        719        228      1,884      1,224        432
Variable Accumulation Unit Value...................    $  16.05   $  14.09   $  11.73   $  16.42   $  14.26   $  11.83
Total Return.......................................       13.9%      20.1%      17.3%      15.1%      20.5%      18.3%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,543   $    656   $    183   $  1,475   $    854   $    186
Units Outstanding..................................          96         47         16         92         61         16
Variable Accumulation Unit Value...................    $  15.99   $  14.09   $  11.78   $  15.98   $  13.94   $  11.61
Total Return.......................................       13.5%      19.7%      17.8%      14.7%      20.1%      16.1%
Investment Income Ratio............................        0.5%       0.5%       3.0%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 18,737   $  7,802   $  1,319   $ 24,736   $ 11,705   $  2,941
Units Outstanding..................................       1,183        560        113      1,485        808        244
Variable Accumulation Unit Value...................    $  15.83   $  13.94   $  11.64   $  16.62   $  14.48   $  12.05
Total Return.......................................       13.6%      19.8%      16.4%      14.8%      20.2%      20.5%
Investment Income Ratio............................        0.5%       0.6%       1.4%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
           Mid Cap Value--                  S&P 500 Index--                 SMALL CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $ 18,099   $  9,220   $  2,399   $ 32,438   $ 20,964   $  6,828   $ 12,419   $  7,815   $  2,355
       1,298        688        207      2,570      1,713        606        921        593        192
    $  13.94   $  13.41   $  11.60   $  12.61   $  12.24   $  11.26   $  13.48   $  13.17   $  12.24
        4.0%      15.6%      16.0%       3.0%       8.7%      12.6%       2.4%       7.6%      22.4%
        0.7%       1.1%       3.4%       1.2%       2.1%       4.6%         --         --         --

    $    522   $     34   $     --   $    621   $     16   $     --   $    215   $      6   $     --
          49          3         --         61          2         --         20          1         --
    $  10.69   $  10.29   $     --   $  10.55   $  10.25   $     --   $  10.53   $  10.30   $     --
        3.8%       2.9%         --       2.9%       2.5%         --       2.2%       3.0%         --
        1.1%       7.1%         --       2.8%      17.1%         --         --         --         --

    $ 41,554   $ 25,830   $  6,443   $ 63,957   $ 51,775   $ 13,604   $ 20,401   $ 16,734   $  4,735
       2,962      1,910        550      5,119      4,261      1,215      1,509      1,265        384
    $  14.03   $  13.52   $  11.72   $  12.49   $  12.15   $  11.20   $  13.52   $  13.23   $  12.32
        3.8%      15.4%      17.2%       2.8%       8.5%      12.0%       2.2%       7.4%      23.2%
        0.7%       1.0%       3.8%       1.1%       2.1%       5.6%         --         --         --

    $ 38,107   $ 21,168   $  5,125   $ 51,108   $ 38,290   $ 11,688   $ 20,161   $ 14,487   $  4,235
       2,741      1,580        442      4,057      3,132      1,038      1,524      1,122        353
    $  13.92   $  13.40   $  11.59   $  12.59   $  12.23   $  11.26   $  13.21   $  12.91   $  12.01
        3.9%      15.6%      15.9%       3.0%       8.6%      12.6%       2.3%       7.6%      20.1%
        0.7%       1.1%       3.5%       1.2%       2.1%       4.6%         --         --         --

    $  1,915   $    833   $    122   $  4,000   $  2,782   $  1,344   $    986   $    635   $     93
         140         63         11        321        229        120         77         51          8
    $  13.71   $  13.25   $  11.51   $  12.48   $  12.16   $  11.24   $  12.78   $  12.54   $  11.71
        3.5%      15.1%      15.1%       2.6%       8.2%      12.4%       1.9%       7.1%      17.1%
        0.8%       1.2%       4.3%       1.2%       1.8%       5.1%         --         --         --

    $ 26,504   $ 14,398   $  2,519   $ 31,482   $ 18,986   $  4,649   $ 13,093   $  9,643   $  2,201
       1,915      1,080        218      2,514      1,560        414        980        736        180
    $  13.81   $  13.33   $  11.57   $  12.50   $  12.17   $  11.24   $  13.36   $  13.10   $  12.21
        3.6%      15.2%      15.7%       2.7%       8.3%      12.4%       2.0%       7.2%      22.1%
        0.7%       1.3%       3.8%       1.3%       2.2%       5.0%         --         --         --

              MAINSTAY VP
             TOTAL RETURN--
             SERVICE CLASS
     ------------------------------
       2005       2004       2003
     ------------------------------
     $  7,820   $  5,622   $  1,835
          665        501        171
     $  11.76   $  11.23   $  10.73
         4.7%       4.6%       7.3%
         1.5%       2.2%       6.8%
     $     14   $      1   $     --
            1         --         --
     $  10.57   $  10.11   $     --
         4.5%       1.1%         --
         2.2%         --         --
     $ 16,290   $ 13,524   $  4,276
        1,394      1,209        399
     $  11.69   $  11.19   $  10.71
         4.5%       4.4%       7.1%
         1.4%       2.1%       8.3%
     $ 10,004   $  8,502   $  3,248
          842        749        299
     $  11.88   $  11.35   $  10.86
         4.7%       4.6%       8.6%
         1.4%       2.1%       7.6%
     $    636   $    487   $    159
           55         44         15
     $  11.48   $  11.01   $  10.57
         4.3%       4.2%       5.7%
         1.5%       2.2%      10.4%
     $  8,131   $  6,070   $  2,168
          706        552        205
     $  11.49   $  11.01   $  10.56
         4.4%       4.3%       5.6%
         1.5%       2.1%       7.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MainStay VP                 Alger American Small
                                                                  Value--                     Capitalization--
                                                               Service Class                   Class S Shares
                                                       ------------------------------   -----------------------------
                                                         2005       2004       2003       2005       2004      2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,722   $  8,003   $  2,572   $  5,850   $  2,923  $    671
Units Outstanding..................................         888        633        223        364        210        55
Variable Accumulation Unit Value...................    $  13.21   $  12.64   $  11.55   $  16.04   $  13.95  $  12.16
Total Return.......................................        4.5%       9.5%      15.5%      15.0%      14.7%     21.6%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES II POLICIES (b)
Net Assets.........................................    $    191   $      6   $     --   $    130   $      7  $     --
Units Outstanding..................................          18          1         --         11          1        --
Variable Accumulation Unit Value...................    $  10.65   $  10.21   $     --   $  11.95   $  10.41  $     --
Total Return.......................................        4.3%       2.1%         --      14.8%       4.1%        --
Investment Income Ratio............................        2.8%      15.5%         --         --         --        --

SERIES III POLICIES (c)
Net Assets.........................................    $ 24,079   $ 19,389   $  5,058   $  9,680   $  6,286  $  1,576
Units Outstanding..................................       1,841      1,546        440        609        452       130
Variable Accumulation Unit Value...................    $  13.08   $  12.54   $  11.48   $  15.95   $  13.90  $  12.15
Total Return.......................................        4.3%       9.2%      14.8%      14.7%      14.4%     21.5%
Investment Income Ratio............................        1.1%       1.4%       6.3%         --         --        --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 18,870   $ 14,111   $  4,598   $ 10,949   $  5,993  $  1,594
Units Outstanding..................................       1,409      1,101        392        685        432       132
Variable Accumulation Unit Value...................    $  13.39   $  12.82   $  11.72   $  15.95   $  13.88  $  12.11
Total Return.......................................        4.4%       9.4%      17.2%      14.9%      14.6%     21.1%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES V POLICIES (e)
Net Assets.........................................    $    729   $    544   $    160   $    457   $    241  $     22
Units Outstanding..................................          56         43         14         29         18         2
Variable Accumulation Unit Value...................    $  13.02   $  12.51   $  11.48   $  15.63   $  13.65  $  11.96
Total Return.......................................        4.0%       9.0%      14.8%      14.5%      14.2%     19.6%
Investment Income Ratio............................        1.2%       1.3%       7.5%         --         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 14,138   $  8,534   $  2,127   $  5,548   $  2,848  $    495
Units Outstanding..................................       1,074        679        185        348        205        41
Variable Accumulation Unit Value...................    $  13.09   $  12.57   $  11.52   $  15.90   $  13.88  $  12.15
Total Return.......................................        4.1%       9.1%      15.2%      14.6%      14.3%     21.5%
Investment Income Ratio............................        1.3%       1.5%       5.9%         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

    Colonial Small Cap
        VALUE FUND,                DREYFUS IP                  FIDELITY(R) VIP                FIDELITY(R) VIP
     VARIABLE SERIES--        TECHNOLOGY GROWTH--              CONTRAFUND(R)--                EQUITY-INCOME--
          CLASS B                SERVICE SHARES                SERVICE CLASS 2                SERVICE CLASS 2
    -------------------  ------------------------------  ----------------------------  -----------------------------
      2005       2004      2005       2004       2003      2005      2004      2003      2005       2004      2003
    ----------------------------------------------------------------------------------------------------------------
    $  7,798   $    521  $  4,703   $  3,225   $  1,226  $ 27,416  $ 12,675  $  3,715  $ 17,710   $ 10,243  $  2,888
         704         49       396        277        104     1,792       955       318     1,344        810       251
    $  11.03   $  10.61  $  11.87   $  11.63   $  11.77  $  15.27  $  13.27  $  11.69  $  13.16   $  12.64  $  11.53
        4.0%       6.1%      2.0%      (1.2%)     17.7%     15.0%     13.6%     16.9%      4.1%       9.7%     15.3%
          --       5.0%        --         --         --      0.1%      0.1%        --      1.1%       0.8%        --

    $    274   $      7  $     61   $     --   $     --  $  1,179  $     30  $     --  $    661   $     10  $     --
          24          1         6         --         --        98         3        --        63          1        --
    $  10.66   $  10.26  $  11.00   $  10.00   $     --  $  11.79  $  10.26  $     --  $  10.56   $  10.16  $     --
        3.9%       2.6%     10.0%         --         --     14.9%      2.6%        --      4.0%       1.6%        --
          --       2.4%        --         --         --        --        --        --        --         --        --

    $  4,868   $    304  $  6,985   $  7,184   $  2,883  $ 48,984  $ 29,756  $  7,143  $ 32,146   $ 23,055  $  5,733
         445         29       596        624        247     3,248     2,266       616     2,483      1,852       504
    $  10.97   $  10.57  $  11.73   $  11.52   $  11.67  $  15.08  $  13.13  $  11.59  $  12.94   $  12.45  $  11.37
        3.8%       5.7%      1.8%      (1.4%)     16.7%     14.8%     13.3%     15.9%      3.9%       9.5%     13.7%
          --       5.7%        --         --         --      0.1%      0.1%        --      1.3%       0.8%        --

    $  5,433   $    431  $  7,047   $  5,905   $  2,684  $ 55,871  $ 26,881  $  5,521  $ 30,273   $ 19,399  $  4,827
         495         41       597        512        230     3,612     2,004       467     2,307      1,542       421
    $  10.96   $  10.54  $  11.77   $  11.54   $  11.68  $  15.42  $  13.41  $  11.82  $  13.09   $  12.58  $  11.48
        4.0%       5.4%      2.0%      (1.2%)     16.8%     15.0%     13.5%     18.2%      4.1%       9.6%     14.8%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $    250   $     --  $    263   $    208   $    100  $  4,332  $  1,800  $    316  $  3,530   $  2,305  $    823
          23         --        23         18          9       292       139        28       270        183        71
    $  10.90   $  10.00  $  11.64   $  11.45   $  11.64  $  14.86  $  12.97  $  11.48  $  13.06   $  12.60  $  11.54
        9.0%         --      1.6%      (1.6%)     16.4%     14.5%     13.0%     14.8%      3.6%       9.2%     15.4%
          --         --        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $  3,044   $    286  $  3,105   $  2,927   $  1,302  $ 34,138  $ 15,263  $  2,520  $ 21,893   $ 14,146  $  2,977
         273         27       264        255        112     2,284     1,174       219     1,679      1,131       260
    $  10.92   $  10.54  $  11.67   $  11.48   $  11.65  $  14.91  $  13.00  $  11.49  $  12.98   $  12.51  $  11.44
        3.6%       5.4%      1.7%      (1.5%)     16.5%     14.6%     13.2%     14.9%      3.7%       9.3%     14.4%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              FIDELITY(R) VIP                JANUS ASPEN SERIES
                                                                 MID CAP--                       BALANCED--
                                                              SERVICE CLASS 2                  SERVICE SHARES
                                                       ------------------------------  ------------------------------
                                                         2005       2004       2003      2005       2004       2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 57,754   $ 28,222   $  2,237  $ 14,526   $ 10,378   $  4,308
Units Outstanding..................................       3,580      2,037        199     1,217        924        410
Variable Accumulation Unit Value...................    $  16.12   $  13.85   $  11.27  $  11.92   $  11.23   $  10.52
Total Return.......................................       16.4%      22.9%      12.7%      6.2%       6.8%       5.2%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    568   $     88   $      1  $    568   $      9   $     --
Units Outstanding..................................          39          7         --        55          1         --
Variable Accumulation Unit Value...................    $  14.50   $  12.48   $  10.17  $  10.84   $  10.23   $     --
Total Return.......................................       16.2%      22.7%       1.7%      6.0%       2.3%         --
Investment Income Ratio............................          --         --         --      3.1%      28.9%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 38,491   $ 21,172   $  1,207  $ 25,740   $ 21,340   $  8,228
Units Outstanding..................................       2,411      1,537        107     2,157      1,895        779
Variable Accumulation Unit Value...................    $  16.00   $  13.78   $  11.23  $  11.93   $  11.26   $  10.57
Total Return.......................................       16.1%      22.7%      12.3%      6.0%       6.6%       5.7%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       4.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 30,428   $ 14,301   $  1,082  $ 27,775   $ 20,968   $  7,590
Units Outstanding..................................       1,867      1,020         95     2,327      1,869        722
Variable Accumulation Unit Value...................    $  16.31   $  14.02   $  11.41  $  11.91   $  11.22   $  10.51
Total Return.......................................       16.3%      22.9%      14.1%      6.1%       6.7%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.6%

SERIES V POLICIES (e)
Net Assets.........................................    $  2,205   $  1,071   $     39  $  2,226   $  1,132   $    441
Units Outstanding..................................         144         81          4       189        101         42
Variable Accumulation Unit Value...................    $  15.27   $  13.18   $  10.77  $  11.80   $  11.16   $  10.50
Total Return.......................................       15.8%      22.4%       7.7%      5.7%       6.3%       5.0%
Investment Income Ratio............................          --         --         --      2.4%       2.7%       3.4%

SERIES VI POLICIES (f)
Net Assets.........................................    $ 21,051   $  9,297   $    499  $ 14,847   $ 11,228   $  4,069
Units Outstanding..................................       1,289        664         44     1,254      1,004        387
Variable Accumulation Unit Value...................    $  16.23   $  14.00   $  11.43  $  11.83   $  11.18   $  10.51
Total Return.......................................       16.0%      22.5%      14.3%      5.8%       6.4%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

          Janus Aspen Series               MFS(R) INVESTORS                      MFS(R)                           MFS(R)
          WORLDWIDE GROWTH--                TRUST SERIES--                 RESEARCH SERIES--                UTILITIES SERIES--
            SERVICE SHARES                  SERVICE CLASS                    SERVICE CLASS                    SERVICE CLASS
    ------------------------------  ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003      2005       2004       2003       2005       2004       2003       2005       2004       2003
    --------------------------------------------------------------------------------------------------------------------------------
    $  5,145   $  3,533   $  1,398  $  1,151   $    833   $    135   $  1,486   $    930   $    382   $ 69,366   $ 15,141   $      3
         416        297        121        92         70         12        112         74         35      4,346      1,092         --
    $  12.37   $  11.88   $  11.53  $  12.56   $  11.91   $  10.86   $  13.33   $  12.56   $  11.02   $  15.94   $  13.86   $  10.83
        4.1%       3.1%      15.3%      5.5%       9.6%       8.6%       6.1%      14.0%      10.2%      15.0%      28.0%       8.3%
        1.3%       1.1%       0.9%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%         --         --

    $     85   $     --   $     --  $      1   $     --   $     --   $     55   $     --   $     --   $  1,822   $    154   $     --
          11         --         --        --         --         --          5         --         --        127         12         --
    $  10.43   $  10.00   $     --  $  10.73   $  10.00   $     --   $  10.77   $  10.00   $     --   $  14.29   $  12.45   $     --
        4.3%         --         --      7.3%         --         --       7.7%         --         --      14.8%      24.5%         --
        2.3%         --         --        --         --         --       0.1%         --         --       0.3%         --         --

    $  8,306   $  7,463   $  2,542  $  1,404   $    874   $    314   $  2,038   $  1,616   $    637   $ 44,612   $ 11,129   $     80
         679        634        222       111         73         29        155        130         58      2,684        763          7
    $  12.23   $  11.78   $  11.45  $  12.60   $  11.96   $  10.94   $  13.18   $  12.45   $  10.95   $  16.73   $  14.58   $  11.41
        3.9%       2.9%      14.5%      5.3%       9.4%       9.4%       5.9%      13.7%       9.5%      14.7%      27.8%      14.1%
        1.2%       1.1%       1.0%      0.3%       0.4%         --       0.3%       0.8%         --       0.4%       0.1%         --

    $  7,855   $  6,067   $  2,226  $  1,769   $  1,095   $    469   $  2,182   $  1,604   $    460   $ 34,325   $  6,513   $     63
         640        515        195       140         91         43        168        131         43      2,044        444          5
    $  12.27   $  11.79   $  11.44  $  12.68   $  12.02   $  10.97   $  12.99   $  12.25   $  10.75   $  16.85   $  14.67   $  11.46
        4.1%       3.0%      14.4%      5.5%       9.5%       9.7%       6.0%      13.9%       7.5%      14.9%      28.0%      14.6%
        1.3%       1.1%       0.9%      0.3%       0.4%         --       0.3%       0.7%         --       0.4%       0.1%         --

    $    436   $    380   $     22  $    107   $     39   $     13   $     44   $     26   $     15   $  2,110   $    417   $     11
          36         33          2         9          3          1          3          2          1        126         28          1
    $  12.03   $  11.61   $  11.31  $  12.52   $  11.91   $  10.92   $  13.24   $  12.54   $  11.05   $  16.78   $  14.66   $  11.50
        3.6%       2.6%      13.1%      5.1%       9.1%       9.2%       5.6%      13.4%      10.5%      14.4%      27.5%      15.0%
        1.2%       1.4%       1.2%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%       0.2%         --

    $  4,001   $  2,880   $    983  $  1,015   $    783   $    187   $  1,715   $    856   $    279   $ 34,143   $  6,561   $      1
         334        250         88        81         66         17        128         68         25      2,042        451         --
    $  11.97   $  11.54   $  11.23  $  12.49   $  11.88   $  10.88   $  13.36   $  12.64   $  11.13   $  16.65   $  14.54   $  11.39
        3.7%       2.7%      12.3%      5.2%       9.2%       8.8%       5.7%      13.6%      11.3%      14.6%      27.6%      13.9%
        1.3%       1.2%       0.9%      0.3%       0.3%         --       0.3%       0.7%         --       0.4%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                            NEUBERGER BERMAN AMT                T. ROWE PRICE
                                                              MID-CAP GROWTH--                  EQUITY INCOME
                                                                  CLASS S                       PORTFOLIO--II
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,298   $  1,365   $      6   $ 18,925   $  9,680   $  2,506
Units Outstanding..................................         236        109          1      1,460        765        224
Variable Accumulation Unit Value...................    $  13.96   $  12.48   $  10.91   $  12.94   $  12.66   $  11.20
Total Return.......................................       11.9%      14.4%       9.1%       2.2%      13.0%      12.0%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.1%

SERIES II POLICIES (b)
Net Assets.........................................    $     29   $      2   $     --   $    903   $     16   $     --
Units Outstanding..................................           3         --         --         84          2         --
Variable Accumulation Unit Value...................    $  11.92   $  10.67   $     --   $  10.55   $  10.33   $     --
Total Return.......................................       11.7%       6.7%         --       2.1%       3.3%         --
Investment Income Ratio............................          --         --         --       1.9%       4.8%         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,766   $  1,635   $    105   $ 38,632   $ 26,791   $  5,783
Units Outstanding..................................         199        130         10      3,006      2,128        518
Variable Accumulation Unit Value...................    $  14.00   $  12.54   $  10.98   $  12.85   $  12.59   $  11.16
Total Return.......................................       11.6%      14.2%       9.8%       2.1%      12.8%      11.6%
Investment Income Ratio............................          --         --         --       1.4%       1.6%       2.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,083   $  1,505   $    269   $ 45,332   $ 24,618   $  5,370
Units Outstanding..................................         213        116         24      3,492      1,941        478
Variable Accumulation Unit Value...................    $  14.47   $  12.95   $  11.32   $  12.96   $  12.68   $  11.23
Total Return.......................................       11.8%      14.4%      13.2%       2.2%      13.0%      12.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.3%

SERIES V POLICIES (e)
Net Assets.........................................    $    356   $    307   $     82   $  4,636   $  2,966   $    933
Units Outstanding..................................          25         24          7        364        237         84
Variable Accumulation Unit Value...................    $  14.11   $  12.67   $  11.12   $  12.75   $  12.53   $  11.13
Total Return.......................................       11.4%      13.9%      11.2%       1.8%      12.5%      11.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.5%

SERIES VI POLICIES (f)
Net Assets.........................................    $  1,887   $    970   $     56   $ 29,037   $ 15,499   $  3,257
Units Outstanding..................................         133         76          5      2,261      1,233        292
Variable Accumulation Unit Value...................    $  14.15   $  12.69   $  11.13   $  12.81   $  12.57   $  11.16
Total Return.......................................       11.5%      14.0%      11.3%       1.9%      12.6%      11.6%
Investment Income Ratio............................          --         --         --       1.5%       1.7%       2.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

           Van Kampen UIF               Victory VIF
      Emerging Markets Equity--     Diversified Stock--
              Class II                Class A Shares
    -----------------------------   -------------------
      2005      2004       2003       2005       2004
    ---------------------------------------------------
    $  6,717  $  2,225   $    424   $  5,802   $  2,061
         304       134         31        483        184
    $  21.93  $  16.63   $  13.71   $  12.00   $  11.19
       31.9%     21.3%      37.1%       7.2%      11.9%
        0.4%      0.7%         --       0.1%       1.6%

    $    183  $      1   $     --   $    136   $     --
          13        --         --         13         --
    $  14.06  $  10.67   $     --   $  10.67   $  10.00
       31.7%      6.7%         --       6.7%         --
        0.4%        --         --         --         --

    $ 11,562  $  4,867   $  1,422   $  2,706   $  1,176
         555       305        108        228        106
    $  21.04  $  15.98   $  13.20   $  11.85   $  11.08
       31.7%     21.0%      32.0%       7.0%      10.8%
        0.4%      0.7%         --       0.1%       1.5%

    $ 12,712  $  4,745   $    729   $  4,210   $  1,599
         582       287         53        361        147
    $  21.82  $  16.55   $  13.65   $  11.68   $  10.90
       31.8%     21.2%      36.5%       7.2%       9.0%
        0.4%      0.7%         --       0.1%       1.8%

    $    462  $     73   $     --   $    260   $     13
          28         6         --         22          1
    $  16.74  $  12.76   $  10.57   $  11.58   $  10.85
       31.3%     20.7%       5.7%       6.8%       8.5%
        0.3%      0.9%         --       0.1%       2.0%

    $  8,696  $  2,312   $    297   $  3,197   $  1,007
         412       144         22        270         91
    $  21.05  $  16.01   $  13.25   $  11.82   $  11.06
       31.5%     20.9%      32.5%       6.9%      10.6%
        0.4%      0.9%         --       0.1%       2.2%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Basic Value--Initial Class (formerly known as MainStay VP Dreyfus Large Company Value--Initial Class), MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Developing Growth--Initial Class (formerly known as MainStay VP Lord Abbett Developing Growth--Initial Class), MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Income & Growth--Initial Class (formerly known as MainStay VP American Century Income & Growth--Initial Class), MainStay VP International Equity--Initial Class, MainStay VP Large Cap Growth--Initial Class (formerly known as MainStay VP Growth--Initial Class and MainStay VP Eagle Asset Management Growth Equity--Initial Class), MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, Alger American Small Capitalization--Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Balanced--Service Class, MainStay VP Basic Value--Service Class (formerly known as MainStay VP Dreyfus Large Company Value--Service Class), MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Developing Growth--Service Class (formerly known as MainStay VP Lord Abbett Developing Growth--Service Class), MainStay VP Floating Rate--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP Income & Growth--Service Class (formerly known as MainStay VP American Century Income & Growth--Service Class), MainStay VP International Equity--Service Class, MainStay VP Large Cap Growth--Service Class (formerly known as MainStay VP Growth--Service Class and MainStay VP Eagle Asset Management Growth Equity--Service Class), MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value-- Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2005 AND 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
                                    ASSETS
Fixed maturities, at fair value
  Available for sale........................................  $36,467   $34,527
  Trading securities........................................       13        26
Equity securities, at fair value
  Available for sale........................................       32        40
  Trading securities........................................       56        79
Mortgage loans..............................................    3,609     3,090
Policy loans................................................      599       570
Other long-term investments.................................      404       667
                                                              -------   -------
     Total investments......................................   41,180    38,999
Cash and cash equivalents...................................      422       680
Deferred policy acquisition costs...........................    2,978     2,437
Interest in annuity contracts...............................    4,005     3,712
Amounts recoverable from reinsurer..........................    6,090     5,935
Other assets................................................      754     1,351
Separate account assets.....................................   13,990    12,704
                                                              -------   -------
     Total assets...........................................  $69,419   $65,818
                                                              =======   =======

                     LIABILITIES AND STOCKHOLDER'S EQUITY


LIABILITIES
Policyholders' account balances.............................  $38,413   $34,715
Future policy benefits......................................    1,460     1,360
Policy claims...............................................      126       151
Obligations under structured settlement agreements..........    4,005     3,712
Amounts payable to reinsurer................................    4,844     4,553
Other liabilities...........................................    2,087     4,000
Separate account liabilities................................   13,990    12,704
                                                              -------   -------
     Total liabilities......................................   64,925    61,195
                                                              -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares
  authorized, 2,500 issued and outstanding).................       25        25
Additional paid in capital..................................    1,410     1,410
Accumulated other comprehensive income......................      231       653
Retained earnings...........................................    2,828     2,535
                                                              -------   -------
     Total stockholder's equity.............................    4,494     4,623
                                                              -------   -------
     Total liabilities and stockholder's equity.............  $69,419   $65,818
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums..................................................  $  138   $   29   $    3
  Fees-universal life and annuity policies..................     366      669      603
  Net investment income.....................................   2,187    2,006    1,801
  Net investment gains/(losses).............................      --       31       (3)
  Net revenue from reinsurance..............................     276        4        7
  Other income..............................................      33       26       24
                                                              ------   ------   ------
     Total revenues.........................................   3,000    2,765    2,435
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances......   1,488    1,376    1,257
  Policyholder benefits.....................................     216      169      139
  Operating expenses........................................     865      762      664
                                                              ------   ------   ------
     Total expenses.........................................   2,569    2,307    2,060
                                                              ------   ------   ------
  Income before income taxes................................     431      458      375
  Income tax expense........................................     138      150      116
                                                              ------   ------   ------
NET INCOME..................................................  $  293   $  308   $  259
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                             ACCUMULATED
                                                                                OTHER
                                                    ADDITIONAL              COMPREHENSIVE       TOTAL
                                          CAPITAL    PAID IN     RETAINED      INCOME       STOCKHOLDER'S
                                           STOCK     CAPITAL     EARNINGS      (LOSS)          EQUITY
                                          -------   ----------   --------   -------------   -------------
                                                                   (IN MI}LIONS)
BALANCE AT JANUARY 1, 2003..............    $25       $  910      $1,968        $ 451          $3,354
                                                                                               ------
Comprehensive income:
  Net income............................                             259                          259
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                          139             139
                                                                                               ------
  Other comprehensive income............                                                          139
                                                                                               ------
Total comprehensive income..............                                                          398
  Capital contribution..................                 500                                      500
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2003............     25        1,410       2,227          590           4,252
                                                                                               ------
Comprehensive income:
  Net income............................                             308                          308
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                           63              63
                                                                                               ------
  Other comprehensive income............                                                           63
                                                                                               ------
Total comprehensive income..............                                                          371
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2004............     25        1,410       2,535          653           4,623
                                                                                               ------
Comprehensive income:
  Net income............................                             293                          293
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                         (422)           (422)
                                                                                               ------
  Other comprehensive income............                                                         (422)
                                                                                               ------
Total comprehensive income..............                                                         (129)
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2005............    $25       $1,410      $2,828        $ 231          $4,494
                                            ===       ======      ======        =====          ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2005       2004       2003
                                                              --------   --------   --------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $    293   $    308   $    259
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization...........................        62         43         35
    Net capitalization of deferred policy acquisition
      costs.................................................      (232)      (318)      (336)
    Annuity and universal life fees.........................      (375)      (338)      (296)
    Interest credited to policyholders' account balances....     1,488      1,376      1,257
    Net investment (gains) losses...........................        --        (31)         3
    Deferred income taxes...................................        16         63         17
    Amortization of deferred gains on intercompany
      reinsurance...........................................       (20)        --         --
    (Increase) decrease in:
      Net separate account assets and liabilities...........        --          3         19
      Other assets and other liabilities....................       (31)       (14)      (257)
      Reinsurance recoverables and payables.................        76        (61)         7
      Trading securities....................................        32         36         89
    Increase (decrease) in:
      Policy claims.........................................       (25)        44          4
      Future policy benefits................................       156         19        (23)
                                                              --------   --------   --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES..........     1,440      1,130        778
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities.............    17,013     21,439     22,559
    Maturity of available for sale fixed maturities.........       532        567        418
    Sale of equity securities...............................        39         25         39
    Repayment of mortgage loans.............................       459        480        776
    Sale of other investments...............................       329         34        520
  Cost of:
    Available for sale fixed maturities acquired............   (20,135)   (26,796)   (27,666)
    Equity securities acquired..............................       (10)       (17)       (19)
    Mortgage loans acquired.................................      (978)      (852)    (1,052)
    Other investments acquired..............................       (70)      (443)       (70)
  Policy loans (net)........................................       (29)        (8)        14
                                                              --------   --------   --------
         NET CASH USED IN INVESTING ACTIVITIES..............    (2,850)    (5,571)    (4,481)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits................................................     5,828      6,235      5,094
    Withdrawals.............................................    (2,981)    (2,147)    (1,715)
    Net transfers to the separate accounts..................      (254)      (458)      (258)
  (Decrease) increase in loaned securities..................      (341)      (369)       125
  Securities sold under agreements to repurchase (net)......      (867)       866       (644)
  Net (paydowns) proceeds from affiliated credit
    agreements..............................................      (233)       233         --
  Capital contribution received from parent.................        --         --        500
                                                              --------   --------   --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES..........     1,152      4,360      3,102
                                                              --------   --------   --------
Net increase (decrease) in cash and cash equivalents........      (258)       (81)      (601)
                                                              --------   --------   --------
Cash and cash equivalents, beginning of year................       680        761      1,362
                                                              --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $    422   $    680   $    761
                                                              ========   ========   ========

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2005, 2004 AND 2003

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading securities are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Equity securities classified as available-for-sale, reflect unrealized gains and losses in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the Consolidated Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of depreciated cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements and are recorded at the amount of cash received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Deferred acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions on the expected gross profits result in retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     Deferred acquisition costs for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the lives of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

  SALES INDUCEMENTS

     For some Deferred Annuity products, the Company offers new policyholders a bonus equal to a specified percentage of the policyholder's deposit. The Company defers these sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other Assets on the Consolidated Balance Sheet.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note 5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the Consolidated Statement of Income. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

     Net revenue from reinsurance primarily represents the experience rated refund, the amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in
Note 9 -- Reinsurance. This reserve adjustment excludes ceded Universal Life fees and ceded Policyholder Benefits, which are included on these respective lines on the Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2005 and 2004, all separate account assets are

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

stated at fair value. Separate account liabilities at December 31, 2005 and 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, mortgage loans, cash equivalents, and short-term investments are reported in Note 2 -- Significant Accounting Policies and Note
3 -- Investments. Fair values of policyholders' account balances are reported in
Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities at January 1, 2004. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumptions used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income.

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) ("FIN 46(R)"). In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"). FIN 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN
46), which amended certain aspects of FIN 46. For all VIEs created before December 31, 2003, the Company was required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) in 2004. At December 31, 2004, the Company held $52 million of invested assets issued by VIEs, created after December 31, 2003, and determined to be a significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

     At December 31, 2005 the Company held significant variable interests in certain VIEs. The Company's total investment in these VIEs was $182 million. These investments consist of fixed maturities (asset-backed securitizations totaling $54 million, and private placement structured notes totaling $94 million) and other long-term equity investments (equity in asset-backed securitizations totaling $32 million and limited partnership interests totaling $2 million). These VIEs did not require consolidation at January 1, 2005 or throughout the year because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for the impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. There was no material impact to net income from the adoption of FIN 46(R).

     In September 2005, the Accounting Standards Executive Committee ("ACSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-01"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97. SOP 05-01 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-01 on January 1, 2007. The Company is currently assessing the impact of SOP 05-01 on the Company's consolidated statements at the date of adoption.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In November 2005 the FASB issued Staff Position Paper ("FSP") No. 115-1 ("FSP 115-1"), which is entitled "The Meaning Of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The provisions of FSP 115-1 are effective January 1, 2006, and it is not expected to have a material impact on the Company's Consolidated Statement of Income at the date of adoption.

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2005 and 2004, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                       2005                     2004
                                              ----------------------   ----------------------
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
AVAILABLE FOR SALE                              COST      FAIR VALUE     COST      FAIR VALUE
------------------                            ---------   ----------   ---------   ----------
Due in one year or less.....................   $ 1,707     $ 1,714      $   869     $   878
Due after one year through five years.......     6,849       6,850        6,238       6,436
Due after five years through ten years......    11,796      11,912       10,262      10,807
Due after ten years.........................     4,254       4,566        4,416       4,804
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.................................     1,625       1,603        1,453       1,471
  Other mortgage-backed securities..........     7,263       7,321        7,290       7,540
  Other asset-backed securities.............     2,512       2,501        2,558       2,591
                                               -------     -------      -------     -------
  TOTAL AVAILABLE FOR SALE..................   $36,006     $36,467      $33,086     $34,527
                                               =======     =======      =======     =======

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                   2005
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 2,047       $ 32         $ 30       $ 2,049
U.S. agencies, state and municipal.........       545         48            2           591
Foreign governments........................       144          5           --           149
Corporate..................................    23,495        643          282        23,856
Mortgage-backed securities.................     7,263        130           72         7,321
Asset-backed securities....................     2,512         17           28         2,501
                                              -------       ----         ----       -------
  TOTAL AVAILABLE FOR SALE.................   $36,006       $875         $414       $36,467
                                              =======       ====         ====       =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 1,571      $   34        $  7       $ 1,598
U.S. agencies, state and municipal.........       461          36           1           496
Foreign governments........................       546          61          --           607
Corporate..................................    20,660       1,114          79        21,695
Mortgage-backed securities.................     7,290         266          16         7,540
Asset-backed securities....................     2,558          45          12         2,591
                                              -------      ------        ----       -------
  TOTAL AVAILABLE FOR SALE.................   $33,086      $1,556        $115       $34,527
                                              =======      ======        ====       =======

     At December 31, 2005 and 2004, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $141 million and $47 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled $3 million and $5 million at December 31, 2005 and 2004, respectively. These investments have been deemed other than temporarily impaired.

  EQUITY SECURITIES

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                        UNREALIZED   UNREALIZED   ESTIMATED
                                                 COST     GAINS        LOSSES     FAIR VALUE
                                                 ----   ----------   ----------   ----------
2005...........................................  $30        $2         $  --         $32
2004...........................................  $38        $3         $   1         $40

  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2005 and 2004 was estimated to be $3,678 million and $3,264 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2005 and 2004, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $190 million and $83 million at fixed and floating interest rates ranging from 3.6% to 12.3% and from 2.7% to 7.2%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2005 and 2004, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                            2005               2004
                                                      ----------------   ----------------
                                                      CARRYING   % OF    CARRYING   % OF
                                                       VALUE     TOTAL    VALUE     TOTAL
                                                      --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings..................................   $1,094     30.3%   $1,022     33.1%
  Residential.......................................      947     26.2%      762     24.7%
  Retail facilities.................................      637     17.7%      536     17.3%
  Industrial........................................      494     13.7%      419     13.6%
  Apartment buildings...............................      344      9.5%      301      9.7%
  Other.............................................       93      2.6%       50      1.6%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====
GEOGRAPHIC REGION:
  Pacific...........................................   $  994     27.6%   $  760     24.6%
  Central...........................................      895     24.8%      799     25.9%
  South Atlantic....................................      842     23.3%      752     24.3%
  Middle Atlantic...................................      632     17.5%      557     18.0%
  New England.......................................      245      6.8%      222      7.2%
  Other.............................................        1      0.0%       --      0.0%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2005 and 2004 is summarized below (in millions):

                                                              2005   2004
                                                              ----   ----
Beginning balance...........................................  $ 9    $ 5
Additions charged to operations.............................   --      4
Reduction due to sale.......................................   (3)    --
                                                              ---    ---
ENDING BALANCE..............................................  $ 6    $ 9
                                                              ===    ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2005 and 2004 were as follows (in millions):

                                                              2005   2004
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $229   $516
Collateralized third party commercial loans.................    71     68
Limited partnerships........................................    68     48
Derivatives.................................................    21     21
Real estate.................................................    11     11
Other.......................................................     4      3
                                                              ----   ----
  TOTAL OTHER LONG-TERM INVESTMENTS.........................  $404   $667
                                                              ====   ====

     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate was $5 million for both December 31, 2005 and 2004. Depreciation expense for December 31, 2005 and 2004 totaled less than $1 million. For the year ended December 31, 2003, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $70 million and $9 million at December 31, 2005 and 2004, respectively.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at both December 31, 2005 and 2004, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Fixed maturities...........................................  $1,982   $1,805   $1,604
Equity securities..........................................       8        4        2
Mortgage loans.............................................     206      185      167
Policy loans...............................................      44       45       46
Other long-term investments................................      29       27       30
                                                             ------   ------   ------
  Gross investment income..................................   2,269    2,066    1,849
Investment expenses........................................     (82)     (60)     (48)
                                                             ------   ------   ------
  NET INVESTMENT INCOME....................................  $2,187   $2,006   $1,801
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2005, 2004 and 2003, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                             2005                      2004                      2003
                                    -----------------------   -----------------------   -----------------------
                                    GAINS            LOSSES   GAINS            LOSSES   GAINS            LOSSES
                                    -----            ------   -----            ------   -----            ------
Fixed maturities..................  $106             $(109)   $166             $(122)   $192             $(176)
Equity securities.................    13                (8)     13                (1)      5                (7)
Mortgage loans....................     7                (7)     --                (4)      2                (4)
Derivative instruments............     4                (8)     --               (23)      1                (4)
Other long-term investments.......     2                --       3                (1)     --               (12)
                                    ----             -----    ----             -----    ----             -----
                                    $132             $(132)   $182             $(151)   $200             $(203)
                                    ----             -----    ----             -----    ----             -----
TOTAL NET INVESTMENT GAINS
  (LOSSES)........................          $  --                      $31                       $(3)
                                            =====                      ===                       ===

     The gross gains and losses on trading securities (both fixed maturities and equity securities) amounted to $8 million and $20 million for the year ended December 31, 2005, respectively; $37 million and $19 million for the year ended December 31, 2004, respectively; and $17 million and $6 million for the year ended December 31, 2003, respectively. Trading gains and losses are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $98 million, $139 million and $180 million for the years ended December 31, 2005, 2004 and 2003, respectively; and realized losses were $82 million, $93 million and $146 million, respectively.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $15 million, $10 million and $24 million for the years ended December 31, 2005, 2004 and 2003, respectively. Related losses from other-than-temporary impairments in equity securities (included in gross investment losses on equity securities above) were $0 million for December 31, 2005 and 2004, and $7 million for December 31, 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2005 and 2004 (in millions):

                                                                  2005
                                    -----------------------------------------------------------------
                                                             GREATER THAN 12
                                    LESS THAN 12 MONTHS          MONTHS                 TOTAL
                                    --------------------   -------------------   --------------------
                                     FAIR     UNREALIZED    FAIR    UNREALIZED    FAIR     UNREALIZED
                                     VALUE      LOSSES     VALUE      LOSSES      VALUE      LOSSES
                                    -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies.....................  $ 1,214      $ 21      $  225      $  9      $ 1,439      $ 30
  U.S. agencies, state and
     municipal....................       89         1          16         1          105         2
  Foreign governments.............       29         *           1         *           30         *
  Corporate.......................    7,886       172       2,565       110       10,451       282
  Mortgage-backed securities......    2,959        50         535        22        3,494        72
  Asset-backed securities.........    1,197        16         340        12        1,537        28
                                    -------      ----      ------      ----      -------      ----
  TOTAL FIXED MATURITIES..........   13,374       260       3,682       154       17,056       414
                                    -------      ----      ------      ----      -------      ----
EQUITIES
  Common Stock....................       --        --          --        --           --        --
  Preferred Stock.................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL EQUITIES..................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES...................  $13,374      $260      $3,682      $154      $17,056      $414
                                    =======      ====      ======      ====      =======      ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                      ---------------------------------------------------------------
                                                              GREATER THAN 12
                                      LESS THAN 12 MONTHS         MONTHS                 TOTAL
                                      -------------------   -------------------   -------------------
                                       FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
                                      VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
                                      ------   ----------   ------   ----------   ------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S. Government
     corporations and agencies......  $  310      $ 3       $   74      $ 4       $  384      $  7
  U.S. agencies, state and
     municipal......................      49        *           15        1           64         1
  Foreign governments...............      16        *           --       --           16         *
  Corporate.........................   3,432       45          841       34        4,273        79
  Mortgage-backed securities........   1,028       11          125        5        1,153        16
  Asset-backed securities...........     752        6           52        6          804        12
                                      ------      ---       ------      ---       ------      ----
  TOTAL FIXED MATURITIES............   5,587       65        1,107       50        6,694       115
                                      ------      ---       ------      ---       ------      ----
EQUITIES
  Common Stock......................       1        *           --       --            1         *
  Preferred Stock...................       6        1           --       --            6         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL EQUITIES....................       7        1           --       --            7         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES.....................  $5,594      $66       $1,107      $50       $6,701      $116
                                      ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     At December 31, 2005, fixed maturities represented the Company's entire total unrealized loss amount, which was comprised of approximately 2,300 different securities.

     Fixed maturity securities that were in an unrealized loss position less than twelve months at December 31, 2005, represent $260 million or 63% of the Company's total unrealized loss, and securities in an unrealized loss position greater than twelve months represent $154 million or 37% of the Company's total unrealized loss. Of the total amount of fixed maturities' unrealized losses, $355 million or 86% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $59 million or 14% of the Company's total unrealized losses. Unrealized losses on investment grade securities are principally related to changes in interest rates. The continued rise in interest rates in 2005 over 2004 levels has contributed to the decline in value of our fixed maturity investments as follows:

     U.S. Treasury and Government Corporations and Agencies. The unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $30 million or 7% of the Company's unrealized losses. These were spread across 131 securities and the decline in value was caused by interest rate increases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $282 million or 68% of the Company's total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

corporate bonds is spread over 1,370 individual securities with varying interest rates and maturities. Corporate securities that were priced below 95% of the security's amortized cost represented $84 million or 30% of the total unrealized losses for corporate bonds. These unrealized losses are principally due to changes in interest rates and were spread across all industry sectors with no one sector experiencing a disproportionate amount of losses over other sectors. Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $72 million or 17% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to increases in interest rates. These losses are spread across approximately 523 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 95% of the security's amortized cost represented $6 million or 8% of the total unrealized losses for mortgage-backed securities. Because the decline in market value is attributable to changes in interest rates and all contractual payments remain current, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $28 million or 7% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are due to changes in interest rates. These losses are spread across approximately 280 investment grade securities. The Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net income in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $5 million or 18% of the total unrealized losses for asset-backed securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts for the years ended December 31, 2005, 2004 and 2003 are as follows (in millions):

                                                              2005    2004   2003
                                                              -----   ----   -----
Net unrealized investment gains, beginning of the year......  $ 653   $590   $ 451
                                                              -----   ----   -----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising during
       the period...........................................   (578)    51     132
     Less: Reclassification adjustments for gains included
       in net income........................................     60     57      18
                                                              -----   ----   -----
     Change in net unrealized investment (losses) gains, net
       of adjustments.......................................   (638)    (6)    114
Impact of net unrealized investment (losses) gains on:
  Policyholders' account balances and future policy
     benefits...............................................    (10)    (7)     26
  Deferred policy acquisition costs.........................    201     62      (1)
  Other assets (deferred sales inducements).................     25     14      --
                                                              -----   ----   -----
Change in net unrealized investment (losses) gains..........   (422)    63     139
                                                              -----   ----   -----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR................  $ 231   $653   $ 590
                                                              =====   ====   =====

     Net unrealized (losses) gains on investments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(311) million, $27 million and $71 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $32 million, $31 million and $10 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(5) million, $(4) million and $14 million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $108 million, $33 million and $0 million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2005 and 2004 is net of income tax expense of $13 million and $8 million, respectively.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Deferred annuities..........................................  $21,388   $18,840
Universal life contracts....................................   16,789    15,681
Other.......................................................      236       194
                                                              -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.....................  $38,413   $34,715
                                                              =======   =======

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities and other deposit type contracts, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2005:

PRODUCT                                       INTEREST RATE   WITHDRAWAL/SURRENDER CHARGES
-------                                       -------------   ----------------------------
Deferred annuities..........................  2.20% to 7.00%  Surrender charges 0% to 10%
                                                              for up to 10 years.
Universal life contracts....................  3.25% to 6.51%  Various up to 19 years.

  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.........................  $  961   $1,021
  Other life................................................      54       46
                                                              ------   ------
       Total life insurance.................................   1,015    1,067
Individual annuities........................................     445      293
                                                              ------   ------
     TOTAL FUTURE POLICY BENEFITS...........................  $1,460   $1,360
                                                              ======   ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2005:

PRODUCT                                          MORTALITY       INTEREST RATE    ESTIMATION METHOD
-------                                          ---------       -------------    -----------------
Life insurance:                             Based upon pricing   3.80% - 7.50%   Net level premium
  Taiwan business-                          assumptions at time                  reserve taking into
  100% coinsured                            of policy issuance                   account death
                                            with provision for                   benefits, lapses
                                            adverse deviations                   and maintenance
                                            ("PAD").                             expenses with PAD.
Individual payout annuities                 Based upon pricing   4.37% - 9.50%   Present value of
                                            assumptions at time                  expected future
                                            of policy issuance                   payments at a rate
                                            with PAD.                            expected at issue
                                                                                 with PAD.

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2005 and 2004, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2005 for GMDB's and GMAB's ($ in millions):

                                                  RETURN OF NET DEPOSITS             RATCHET
                                             ---------------------------------   ---------------
                                             IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                                  DEATH        SPECIFIED DATE         DEATH
                                                 (GMDB)            (GMAB)            (GMDB)
                                             ---------------   ---------------   ---------------
Account value..............................      $3,517             $839             $12,758
Net amount at risk.........................      $   32             $  2             $   332
Average attained age of contract holders...          56               --                  56

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Consolidated Balance Sheet ($ in millions):

                                           GUARANTEED MINIMUM    GUARANTEED MINIMUM
                                             DEATH BENEFIT      ACCUMULATION BENEFIT
                                                 (GMDB)                (GMAB)          TOTALS
                                           ------------------   --------------------   ------
Balance at January 1, 2005...............         $23                   $   3           $26
  Incurred guarantee benefits............          12                       6            18
  Paid guarantee benefits................          (5)                     --            (5)
                                                  ---                   -----           ---
BALANCE AT DECEMBER 31, 2005.............         $30                   $   9           $39
                                                  ===                   =====           ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 7.10% to 7.34%.

     - Volatility assumption was 15.3%.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Mortality was assumed to be a 50/50 blend of the 1994 GMDB table and the 1983 Basic 'A' table with 18 years of static projection.

     - Lapse rates vary by contract type and duration and range from 1% to 21%, with an average of 6%.

     - Discount rates ranged from 4.93% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2005
                                                              ------------------
INVESTMENT FUND OPTION:                                         GMDB       GMAB
-----------------------                                       ---------   ------
Equity......................................................   $ 7,403     $567
Fixed income................................................     2,306      132
Balanced....................................................     1,651       70
Other.......................................................     4,914       70
                                                               -------     ----
  TOTAL.....................................................   $16,274     $839
                                                               =======     ====

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2005 and 2004 are as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Registered..................................................  $13,857   $12,615
Non-registered..............................................      133        89
                                                              -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.............................  $13,990   $12,704
                                                              =======   =======

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of deferred policy acquisition costs for the years ended December 31, 2005, 2004 and 2003 was as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Balance at beginning of year...............................  $2,437   $2,180   $1,781
  Reclassification due to adoption of SOP 03-01............      --     (156)      --
  Current year additions...................................     572      586      645
  Amortized during year....................................    (340)    (268)    (245)
  Adjustment for change in unrealized investment gains.....     309       95       (1)
                                                             ------   ------   ------
  BALANCE AT END OF YEAR...................................  $2,978   $2,437   $2,180
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 2 -- Significant Accounting Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Consolidated Balance Sheet.

SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                              2005   2004
                                                              ----   ----
Balance at beginning of year................................  $195   $ --
  Reclassification due to adoption of SOP 03-01.............    --    156
  Current year additions....................................    30     35
  Amortized during year.....................................   (34)   (17)
  Adjustment for change in unrealized investment gains......    39     21
                                                              ----   ----
  BALANCE AT END OF YEAR....................................  $230   $195
                                                              ====   ====

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income was as follows (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Current:
  Federal...................................................  $119   $ 85   $ 94
  State and local...........................................     3      2      5
                                                              ----   ----   ----
                                                               122     87     99
Deferred:
  Federal...................................................    16     63     17
                                                              ----   ----   ----
INCOME TAX EXPENSE..........................................  $138   $150   $116
                                                              ====   ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax liability as of December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Deferred tax assets:
  Future policyholder benefits..............................  $  606   $  550
  Employee and agents benefits..............................      71       69
  Other.....................................................       9        7
                                                              ------   ------
     Gross deferred tax assets..............................     686      626
                                                              ------   ------
Deferred tax liabilities:
  Deferred policy acquisition costs.........................     836      646
  Investments...............................................     188      528
  Other.....................................................       3        4
                                                              ------   ------
     Gross deferred tax liabilities.........................   1,027    1,178
                                                              ------   ------
       NET DEFERRED TAX LIABILITY...........................  $  341   $  552
                                                              ======   ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2005, 2004 and 2003:

                                                              2005   2004   2003
                                                              ----   ----   ----
Statutory Federal income tax rate...........................  35.0%  35.0%  35.0%
Tax exempt income...........................................  (3.8)  (1.9)  (2.8)
Other.......................................................   0.8   (0.3)  (1.2)
                                                              ----   ----   ----
EFFECTIVE TAX RATE..........................................  32.0%  32.8%  31.0%
                                                              ====   ====   ====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2005 and 2004, the Company had recorded an income tax receivable from New York Life of $18 million and $49 million, respectively, included in Other Assets on the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary,

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 64% of the reinsurance ceded to non-affiliates at December 31, 2005.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives approximated $0 million for both December 31, 2005, and December 31, 2004.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. During 2005, $20 million of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Fees-universal life and annuity policies ceded..............  $  387   $   --
                                                              ======   ======
Net revenue from reinsurance................................  $  266   $   --
                                                              ======   ======
Policyholders' benefits ceded...............................  $  117   $   --
                                                              ======   ======
Amounts recoverable from reinsurer..........................  $4,872   $4,779
                                                              ======   ======
Amounts payable to reinsurer................................  $4,821   $4,535
                                                              ======   ======
Other liabilities (deferred gain), net of amortization......  $  224   $  244
                                                              ======   ======

     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Consolidated Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                              2005    2004
                                                              ----   ------
Amounts recoverable from reinsurers.........................  $961   $1,021
Premiums ceded..............................................   127      130
Benefits ceded..............................................    69       81

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                               2005     2004    2003
                                                              ------   ------   ----
Premiums:
  Direct....................................................  $  265   $  171   $174
  Assumed...................................................       1        1     --
  Ceded.....................................................    (128)    (143)  (171)
                                                              ------   ------   ----
Net premiums................................................  $  138   $   29   $  3
                                                              ======   ======   ====
Fees-universal life and annuity policies ceded..............  $  530   $  111   $ 98
                                                              ======   ======   ====
Net revenue from reinsurance................................  $  276   $    4   $  7
                                                              ======   ======   ====
Policyholders' benefits ceded...............................  $  312   $  221   $108
                                                              ======   ======   ====
Increase in ceded liabilities for future policyholder
  benefits..................................................  $   10   $    7   $  6
                                                              ======   ======   ====
Amounts recoverable from reinsurer..........................  $6,090   $5,935   $788
                                                              ======   ======   ====
Amounts payable to reinsurer................................  $4,844   $4,553   $ 16
                                                              ======   ======   ====
Other liabilities (deferred gain), net of amortization......  $  224   $  244   $ --
                                                              ======   ======   ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate and currency risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses master netting agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness, which matches the terms of the derivative with the underlying hedged item. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 149: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset will no longer offset the changes in the fair value of the derivative. The Company had no fair value hedges for the years ended December 31, 2005 and 2004.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2005 and 2004, there were no net investment gains (losses) related to the ineffective portion of cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness.

     When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses). The Company had no cash flow hedges of forecasted transactions for the years ended December 31, 2005 and 2004.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation", the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains and losses. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. The notional value of cash flow hedges was $187 million and $182 million at December 31, 2005 and 2004, respectively.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Other comprehensive income balance at the beginning of the
  year......................................................  $ 8    $10    $16
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges.....................   (1)    (2)    (6)
Losses (gains) reclassified to net income...................   --     --     --
                                                              ---    ---    ---
Other comprehensive income balance at the end of the year...  $ 7    $ 8    $10
                                                              ===    ===    ===

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). There were $9 billion and $6 billion in notional value of non-qualifying hedges at December 31, 2005 and 2004, respectively. For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) in the Consolidated Statement of Income changes in fair value of $(3) million, $(22) million and $(2) million, respectively, related to derivatives that do not qualify for hedge accounting.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2005 and 2004, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2005 and 2004, $755 million and $1,082 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2005 and 2004, the Company recorded cash collateral received under these agreements of $765 million and $1,105 million, respectively, and established a corresponding liability for the same amount. The Company also holds collateral in the form of securities having a market value of $9 million and $0 million at December 31, 2005 and 2004, respectively, which is not included in the accompanying Consolidated Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments and the offsetting collateral liability reported approximates fair value. The liability reported on the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value. At December 31, 2005 and 2004, the Company had repurchase agreements totaling $154 million at an average coupon rate of 5.45% and $1,021 million at an average coupon rate of 5.04%, respectively. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents. At December 31, 2005 and 2004, the Company had no reverse repurchase agreements outstanding.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $611 million, $585 million and $559 million for the years ended December 31, 2005, 2004 and 2003, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $19 million for its share of the net periodic post-retirement benefits expense in 2005 ($30 million and $27 million in 2004 and 2003, respectively) and an expense of $(2) million in 2005 ($1 million in 2004 and $(2) million in 2003) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2005, 2004 and 2003, the total cost for these services amounted to $37 million, $31 million and $23 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2005, 2004 and 2003 of $13 million, $11 million, and $9 million, respectively.

     At December 31, 2005 and 2004, the Company had a net liability of $194 million and $202 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2005 and 2004, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,005 million and $3,712 million, respectively.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2005 and 2004, the amount of outstanding reserves on these contracts included in future policy benefits was $182 million and $180 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $86 million, $94 million and $89 million, for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2005 and December 31, 2004.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. During 2005, the credit facility was not used, no interest was paid and no outstanding balance was due. There was no interest expense for 2005 and the interest expense for 2004 and 2003 was less than $1 million.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2005, there was no outstanding balance due to New York Life Capital Corporation. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2005 and 2004 was $2 million and less than $1 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2005 and 2004, the Company had recorded a receivable from MCF, included in other assets of $5 million for both years. The Company received interest payments from MCF of less than $1 million and $2 million for the years ended December 31, 2005 and 2004, respectively.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $17 million, $15 million and $15 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, the Company recorded liabilities of approximately $1,968 million and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

$1,798 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, policyholders' account balances and separate account liabilities related to these policies aggregated $274 million and $267 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2005 and 2004, the Company recorded commission and fee expense to NYLINK agents of $6 million and $7 million, respectively.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $85 million, $98 million and $173 million during 2005, 2004 and 2003, respectively.

     Total interest paid was $19 million, $10 million and $10 million during 2005, 2004 and 2003, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2005 and 2004, statutory stockholder's equity was $2,157 million and $2,009 million, respectively. Statutory net income for the years ended December 31, 2005, 2004 and 2003 was $231 million, $224 million and $20 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2005 and 2004. As of December 31, 2005, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $722 million. The maximum amount of dividends that may be paid in 2006 without prior approval is $229 million.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

PricewaterhouseCoopers LLP
New York, NY
March 15, 2006

                          PROSPECTUS DATED MAY 1, 2006


                                      FOR

                        MAINSTAY ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

    This Prospectus describes the individual flexible premium MainStay Access Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can Use the policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.


    Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. THE MAINSTAY ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES. Below is a list of 44 Investment Divisions available in your policy in addition to the Fixed Account.



  -    MainStay VP Balanced--Service Class
  -    MainStay VP Basic Value--Initial Class
  -    MainStay VP Bond--Initial Class
  -    MainStay VP Capital Appreciation--Initial Class
  -    MainStay VP Cash Management
  -    MainStay VP Common Stock--Initial Class
  -    MainStay VP Conservative Allocation--Service Class
  -    MainStay VP Convertible--Initial Class
  -    MainStay VP Developing Growth--Initial Class
  -    MainStay VP Floating Rate--Service Class
  -    MainStay VP Government--Initial Class
  -    MainStay VP Growth Allocation--Service Class
  -    MainStay VP High Yield Corporate Bond--Initial
       Class
  -    MainStay VP Income & Growth--Initial Class
  -    MainStay VP International Equity--Initial Class
  -    MainStay VP Large Cap Growth (formerly MainStayVP
       Growth)--Initial Class
  -    MainStay VP Mid Cap Core--Service Class
  -    MainStay VP Mid Cap Growth--Service Class
  -    MainStay VP Mid Cap Value--Initial Class
  -    MainStay VP Moderate Allocation--Service Class
  -    MainStay VP Moderate Growth Allocation--Service
       Class
  -    MainStay VP S&P 500 Index--Initial Class
  -    MainStay VP Small Cap Growth--Initial Class
  -    MainStay VP Total Return--Initial Class
  -    MainStay VP Value--Initial Class
  -    Alger American Small Capitalization--Class O
       Shares
  -    Calvert Social Balanced Portfolio
  -    Columbia Small Cap Value Fund, Variable Series--
       Class B (formerly Colonial Small Cap Value Fund)
  -    Dreyfus IP Technology Growth--Initial Shares
  -    Fidelity(R) VIP Contrafund(R)--Initial Class
  -    Fidelity(R) VIP Equity-Income--Initial Class
  -    Fidelity(R) VIP Mid Cap--Service Class 2
  -    Janus Aspen Series Balanced--Institutional Shares
  -    Janus Aspen Series Worldwide Growth--Institutional
       Shares
  -    MFS(R) Investors Trust Series--Initial Class
  -    MFS(R) Research Series--Initial Class
  -    MFS(R) Utilities Series--Initial Class
  -    Neuberger Berman AMT Mid-Cap Growth--Class I
  -    Royce Micro-Cap Portfolio
  -    Royce Small-Cap Portfolio
  -    T. Rowe Price Equity Income Portfolio
  -    Van Eck Worldwide Hard Assets
  -    Van Kampen UIF Emerging Markets Equity--Class I
  -    Victory VIF Diversified Stock--Class A Shares


    We do not guarantee the investment performance of these Investment Divisions. Depending on market conditions, you can make or lose money in any of the Investment Divisions.


    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the Columbia Funds Variable Insurance Trust, the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the Neuberger Berman Advisers Management Trust, the Victory Variable Insurance Funds, the Royce Capital Fund and the Van Eck Worldwide Insurance Trust (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding fund portfolio. Please contact Us at (800) 762-6212 or Your registered representative if you do not have the accompanying book of underlying fund prospectuses.



    To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us at NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.


    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
TABLE OF FEES AND EXPENSES.............    5
EXAMPLES...............................    9
QUESTIONS AND ANSWERS ABOUT MAINSTAY
  ACCESS VARIABLE ANNUITY..............   12
  How Do I Contact NYLIAC?.............   14
FINANCIAL STATEMENTS...................   14
CONDENSED FINANCIAL INFORMATION........   15
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   19
  New York Life Insurance and Annuity
     Corporation.......................   19
  The Separate Account.................   19
  The Portfolios.......................   19
  Additions, Deletions or Substitutions
     of Investments....................   21
  Reinvestment.........................   22
THE POLICIES...........................   22
  Qualified and Non-Qualified
     Policies..........................   22
  Transfers............................   23
  Limits on Transfers..................   23
  Procedures for Telephone/Web
     Transactions......................   25
  Dollar Cost Averaging (DCA)
     Program...........................   25
  Automatic Asset Reallocation.........   26
  Accumulation Period..................   27
     (a) Valuation of Accumulation
          Units........................   27
  Riders...............................   27
     (a) Enhanced Beneficiary Benefit
         Rider (Optional)..............   27
     (b) Enhanced Spousal Continuance
         Rider (Optional)..............   28
  Policyowner Inquiries................   29
  Records and Reports..................   29
CHARGES AND DEDUCTIONS.................   29
  Separate Account Charge..............   29
  Policy Service Charge................   30
  Transfer Fees........................   30
  Group and Sponsored Arrangements.....   30



                                         PAGE
                                         ----
  Taxes................................   30
  Fund Charges.........................   30
  Enhanced Beneficiary Benefit Rider
     Charge (optional).................   31
DISTRIBUTIONS UNDER THE POLICY.........   31
  Surrenders and Withdrawals...........   31
     (a) Surrenders....................   31
     (b) Partial Withdrawals...........   31
     (c) Periodic Partial
          Withdrawals..................   31
     (d) Hardship Withdrawals..........   32
  Required Minimum Distribution
     Option............................   32
  Our Right to Cancel..................   32
  Annuity Commencement Date............   32
  Death Before Annuity Commencement....   32
  Income Payments......................   34
     (a) Election of Income Payment
          Options......................   34
     (b) Proof of Survivorship.........   34
  Delay of Payments....................   34
  Designation of Beneficiary...........   35
  Restrictions Under Code Section
     403(b)(11)........................   35
THE FIXED ACCOUNT......................   35
     (a) Interest Crediting............   35
     (b) Transfers to Investment
          Divisions....................   35
     (c) Transfers to Fixed Account....   36
FEDERAL TAX MATTERS....................   36
  Introduction.........................   36
  Taxation of Annuities in General.....   36
  Qualified Policies...................   37
     (a) Section 403(b) Plans..........   37
     (b) Individual Retirement
          Annuities....................   37
     (c) Roth Individual Retirement
          Annuities....................   38
     (d) Inherited IRAs................   38
  Taxation of Death Benefits...........   38
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   38
VOTING RIGHTS..........................   39
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION ("SAI").......   40


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.


ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.


ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.


BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Code in the event of the Annuitant's or the policyowner's death.


BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.


CODE--The Internal Revenue Code of 1986, as amended.


ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified

Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted. THE MAINSTAY ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

                        POLICYOWNER TRANSACTION EXPENSES


 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE (calculated
   as a percentage of the amount withdrawn).                     None
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each
 transfer over 12 in a Policy Year
 (currently no charge for the first 12 transfers in a Policy
 Year).                                                           $30


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


 --------------------------------------------------------------------
 Annual Policy Service Charge (for policies with less than
 $50,000 Accumulation Value; may be lower in some
 jurisdictions).                                                  $40
   CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL
   EXPENSES CHARGE (calculated as an annualized percentage of the daily average Variable Accumulation Value, including
   mortality and expense risk and administrative fees).         1.55%
 Optional Rider Charges
   GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER
   CHARGE(calculated as an annualized percentage of the
   policy's Accumulation Value, deducted on a quarterly
   basis).                                                      1.00%
     Current Enhanced Beneficiary Benefit Rider Charge          0.30%



The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.


              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


                                                               -------------------
                                                               MINIMUM    MAXIMUM
 ---------------------------------------------------------------------------------
 Expenses that are deducted from the Investment Division        0.34%      1.66%
   assets, including management fees, 12b-1 fees,
   administration fees and other expenses as of December 31,
   2005.



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2005, unless otherwise indicated. The Fund or its agents provided the fees and charges that are based on 2005 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


  ---------------------------------------------------------------------------------------------------------------------------
                                                                                               TOTAL FUND
                                                                                                 ANNUAL
                                                                              ESTIMATED         EXPENSES          EXPENSE
                                                                              UNDERLYING         (BEFORE           WAIVER
                          ADVISORY    ADMINISTRATION    12B-1     OTHER     PORTFOLIO FEES       EXPENSE           AND/OR
          FUND             FEE(A)          FEE         FEE(B)    EXPENSES    AND EXPENSES    REIMBURSEMENTS    REIMBURSEMENTS
  ---------------------------------------------------------------------------------------------------------------------------
  MainStay VP
   Balanced -- Service
   Class                   0.75%(c)       0.00%         0.25%     0.25%             0.00%         1.25%            0.10%(c)
  MainStay VP
   Conservative
   Allocation --
   Service Class           0.00%          0.00%         0.25%     0.41%(e)          0.61%(d)      1.27%            0.16%(e)
  MainStay VP
   Growth
   Allocation --
   Service Class           0.00%          0.00%         0.25%     0.66%(e)          0.76%(d)      1.67%            0.41%(e)
  MainStay VP Moderate
   Allocation --
   Service Class           0.00%          0.00%         0.25%     0.30%(e)          0.65%(d)      1.20%            0.05%(e)
  MainStay VP Moderate
   Growth Allocation --
   Service Class           0.00%          0.00%         0.25%     0.33%(e)          0.71%(d)      1.29%            0.08%(e)

  ---------------------  ---------------

                         NET TOTAL FUND
                         ANNUAL EXPENSES
                          AFTER EXPENSE
          FUND           REIMBURSEMENTS
  ---------------------  ---------------
  MainStay VP
   Balanced -- Service
   Class                      1.15%
  MainStay VP
   Conservative
   Allocation --
   Service Class              1.11%
  MainStay VP
   Growth
   Allocation --
   Service Class              1.26%
  MainStay VP Moderate
   Allocation --
   Service Class              1.15%
  MainStay VP Moderate
   Growth Allocation --
   Service Class              1.21%



(#) Shown as a percentage of average net assets for the fiscal year ended
    December 31, 2005. The Fund or its agents provided the fees and charges that are based on 2005 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.



(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.



(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(c) New York Life Investment Management LLC ("NYLIM") has entered into a written expense limitation agreement under which it agreed to waive a portion of the Portfolio's management fee or reimburse the Portfolio so that the Portfolio's total ordinary operating expenses do not exceed 1.15%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.



(e) "Other Expenses" are based on estimated amounts for the current fiscal year. NYLIM has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses, excluding Underlying Portfolio expenses, do not exceed 0.25%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                         TOTAL
                                                                                                                         FUND
                                                                             ADMINISTRATION                   OTHER     ANNUAL
                             FUND                             ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value -- Initial Class                        0.60%(b)       0.20%           0.00%        0.11%      0.91%
  MainStay VP Bond -- Initial Class                               0.25%          0.20%           0.00%        0.06%      0.51%
  MainStay VP Capital Appreciation -- Initial Class               0.36%          0.20%           0.00%        0.05%      0.61%
  MainStay VP Cash Management                                     0.25%          0.20%           0.00%        0.06%      0.51%
  MainStay VP Common Stock -- Initial Class                       0.25%          0.20%           0.00%        0.06%      0.51%
  MainStay VP Convertible -- Initial Class                        0.36%          0.20%           0.00%        0.07%      0.63%
  MainStay VP Developing Growth -- Initial Class                  0.60%          0.20%           0.00%        0.22%      1.02%
  MainStay VP Floating Rate -- Service Class                      0.60%          0.00%           0.25%        0.24%      1.09%
  MainStay VP Government -- Initial Class                         0.30%          0.20%           0.00%        0.07%      0.57%
  MainStay VP High Yield Corporate Bond -- Initial Class          0.30%          0.20%           0.00%        0.06%      0.56%
  MainStay VP Income & Growth -- Initial Class                    0.50%          0.20%           0.00%        0.14%      0.84%
  MainStay VP International Equity -- Initial Class               0.60%          0.20%           0.00%        0.12%      0.92%
  MainStay VP Large Cap Growth* -- Initial Class                  0.50%          0.20%           0.00%        0.10%      0.80%
  MainStay VP Mid Cap Core -- Service Class                       0.85%(c)       0.00%           0.25%        0.09%      1.19%
  MainStay VP Mid Cap Growth -- Service Class                     0.75%(c)       0.00%           0.25%        0.07%      1.07%
  MainStay VP Mid Cap Value -- Initial Class                      0.70%(c)       0.00%           0.00%        0.06%      0.76%
  MainStay VP S&P 500 Index -- Initial Class                      0.09%(d)       0.20%           0.00%        0.05%      0.34%
  MainStay VP Small Cap Growth -- Initial Class                   0.90%(c)       0.00%           0.00%        0.09%      0.99%
  MainStay VP Total Return -- Initial Class                       0.32%          0.20%           0.00%        0.07%      0.59%
  MainStay VP Value -- Initial Class                              0.36%          0.20%           0.00%        0.05%      0.61%
  Alger American Small Capitalization -- Class O Shares           0.85%          0.00%           0.00%        0.06%(e)   0.91%
  Calvert Social Balanced Portfolio                               0.425%         0.275%          0.00%        0.22%      0.92%(f)
  Columbia Small Cap Value Fund, Variable Series** -- Class
    B                                                             0.80%          0.00%           0.25%(g)     0.10%      1.15%
  Dreyfus IP Technology Growth -- Initial Shares                  0.75%          0.00%           0.00%        0.06%      0.81%
  Fidelity(R) VIP Contrafund(R) -- Initial Class                  0.57%(h)       0.00%           0.00%        0.09%      0.66%(i)
  Fidelity(R) VIP Equity-Income -- Initial Class                  0.47%(h)       0.00%           0.00%        0.09%      0.56%(j)
  Fidelity(R) VIP Mid Cap -- Service Class 2                      0.57%(h)       0.00%           0.25%        0.12%      0.94%(k)
  Janus Aspen Series Balanced -- Institutional Shares             0.55%(l)       0.00%           0.00%        0.02%      0.57%
  Janus Aspen Series Worldwide Growth -- Institutional
    Shares(m)                                                     0.60%(l)       0.00%           0.00%        0.01%      0.61%
  MFS(R) Investors Trust Series -- Initial Class                  0.75%(h)       0.00%           0.00%        0.13%      0.88%(n)
  MFS(R) Research Series -- Initial Class                         0.75%(h)       0.00%           0.00%        0.18%      0.93%(n)
  MFS(R) Utilities Series -- Initial Class                        0.75%(h)       0.00%           0.00%        0.15%      0.90%(n)
  Neuberger Berman AMT Mid-Cap Growth -- Class I                  0.83%(o)       0.00%           0.00%        0.10%      0.93%(p)
  Royce Micro-Cap Portfolio                                       1.25%          0.00%           0.00%        0.07%      1.32%
  Royce Small-Cap Portfolio                                       1.00%          0.00%           0.00%        0.09%      1.09%
  T. Rowe Price Equity Income Portfolio                           0.85%(q)       0.00%           0.00%        0.00%      0.85%(r)
  Van Eck Worldwide Hard Assets                                   1.00%          0.00%           0.00%        0.17%      1.17%
  Van Kampen UIF Emerging Markets Equity -- Class I               1.25%          0.25%           0.00%        0.16%      1.66%(s)
  Victory VIF Diversified Stock -- Class A Shares                 0.30%(t)       0.00%           0.25%        0.67%(u)   1.22%



   * Formerly MainStay VP Growth



  ** Formerly Colonial Small Cap Value Fund

 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (b) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.60% up to $250 million and 0.55% in excess of $250 million. NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2005, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.86% for Initial Class Shares and 1.11% for Service Class Shares. This waiver may be discontinued at any time without notice.



 (c) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.



 (d) The Advisory Fee for the Portfolio is an annual percentage of the Fund's daily net assets as follows: 0.10% up to $1 billion and 0.075% in excess of $1 billion.



 (e) Includes Administration Fees.



 (f) The Fund or its agents provided the fees and charges which are based on 2005 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (g) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.20% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.



 (h) The fees designated as "Advisory Fees" reflect "Management Fees".



 (i) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64%. These offsets may be discontinued at any time.



 (j) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55%. These offsets may be discontinued at any time.



 (k) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



 (l) The "Management Fee" is the investment advisory fee paid by the Portfolios to Janus Capital.



 (m) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information.



 (n) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.



 (o) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".



 (p) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



 (q) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



 (r) The portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.



 (s) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares. The adviser may terminate this voluntary waiver at any time at its sole discretion, After such reductions, the advisory fees, administration fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.16% and 1.65% respectively.



 (t) The fees designated as "Advisory Fees" reflect Management Fees, which includes both Advisory Fees and Administration Fees.


 (u) Restated to reflect current fees.

EXAMPLES

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, policy fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $50,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets whether you surrender, annuitize or do not surrender your policy at the end of the stated time period.


INVESTMENT DIVISION                                           1 YR       3 YR        5 YR        10 YR
-----------------------------------------------------------  -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without EBB Rider..........................................  $303.34   $  928.03   $1,577.54   $3,316.42
with EBB Rider.............................................  $333.98   $1,018.66   $1,726.27   $3,600.68
MAINSTAY VP BASIC VALUE--INITIAL CLASS
without EBB Rider..........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider.............................................  $299.29   $  916.01   $1,557.73   $3,278.20
MAINSTAY VP BOND--INITIAL CLASS
without EBB Rider..........................................  $227.61   $  701.60   $1,201.77   $2,576.39
with EBB Rider.............................................  $258.48   $  794.31   $1,356.34   $2,884.59
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without EBB Rider..........................................  $237.85   $  732.40   $1,253.23   $2,679.58
with EBB Rider.............................................  $268.68   $  824.83   $1,407.01   $2,984.47
MAINSTAY VP CASH MANAGEMENT
without EBB Rider..........................................  $227.61   $  701.60   $1,201.77   $2,576.39
with EBB Rider.............................................  $258.48   $  794.31   $1,356.34   $2,884.59
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without EBB Rider..........................................  $227.61   $  701.60   $1,201.77   $2,576.39
with EBB Rider.............................................  $258.48   $  794.31   $1,356.34   $2,884.59
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without EBB Rider..........................................  $305.39   $  934.11   $1,587.55   $3,335.69
with EBB Rider.............................................  $336.02   $1,024.68   $1,736.11   $3,619.32
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without EBB Rider..........................................  $239.89   $  738.56   $1,263.50   $2,700.10
with EBB Rider.............................................  $270.72   $  830.92   $1,417.11   $3,004.32
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without EBB Rider..........................................  $279.81   $  858.04   $1,462.00   $3,092.21
with EBB Rider.............................................  $310.52   $  949.31   $1,612.54   $3,383.76
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without EBB Rider..........................................  $286.97   $  879.36   $1,497.29   $3,161.01
with EBB Rider.............................................  $317.66   $  970.45   $1,647.25   $3,450.29
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without EBB Rider..........................................  $233.75   $  720.10   $1,232.68   $2,638.42
with EBB Rider.............................................  $264.60   $  812.64   $1,386.77   $2,944.65
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider..........................................  $346.32   $1,055.01   $1,785.65   $3,712.80
with EBB Rider.............................................  $376.83   $1,144.48   $1,931.15   $3,984.19
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without EBB Rider..........................................  $232.73   $  717.02   $1,227.54   $2,628.11
with EBB Rider.............................................  $263.59   $  809.59   $1,381.71   $2,934.66

INVESTMENT DIVISION                                           1 YR       3 YR        5 YR        10 YR
-------------------                                          -------   ---------   ---------   ---------
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without EBB Rider..........................................  $261.39   $  803.02   $1,370.80   $2,913.14
with EBB Rider.............................................  $292.15   $  894.79   $1,522.75   $3,210.45
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without EBB Rider..........................................  $269.57   $  827.50   $1,411.42   $2,993.13
with EBB Rider.............................................  $300.32   $  919.05   $1,562.74   $3,287.85
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without EBB Rider..........................................  $257.29   $  790.76   $1,350.43   $2,872.89
with EBB Rider.............................................  $288.07   $  882.65   $1,502.70   $3,171.51
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without EBB Rider..........................................  $297.20   $  909.81   $1,547.52   $3,258.43
with EBB Rider.............................................  $327.86   $1,000.60   $1,696.70   $3,544.57
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without EBB Rider..........................................  $284.92   $  873.28   $1,487.22   $3,141.40
with EBB Rider.............................................  $315.61   $  964.40   $1,637.34   $3,431.32
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without EBB Rider..........................................  $253.20   $  778.50   $1,330.04   $2,832.50
with EBB Rider.............................................  $283.99   $  870.49   $1,482.62   $3,132.43
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without EBB Rider..........................................  $298.23   $  912.84   $1,552.51   $3,268.11
with EBB Rider.............................................  $328.88   $1,003.62   $1,701.64   $3,553.94
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider..........................................  $307.43   $  940.18   $1,597.53   $3,354.91
with EBB Rider.............................................  $338.06   $1,030.69   $1,745.93   $3,637.90
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without EBB Rider..........................................  $210.22   $  649.11   $1,113.80   $2,398.58
with EBB Rider.............................................  $241.14   $  742.29   $1,269.73   $2,712.54
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without EBB Rider..........................................  $276.73   $  848.88   $1,446.85   $3,062.58
with EBB Rider.............................................  $307.45   $  940.23   $1,597.61   $3,355.05
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without EBB Rider..........................................  $235.80   $  726.25   $1,242.97   $2,659.03
with EBB Rider.............................................  $266.64   $  818.74   $1,396.90   $2,964.57
MAINSTAY VP VALUE--INITIAL CLASS
without EBB Rider..........................................  $237.85   $  732.40   $1,253.23   $2,679.58
with EBB Rider.............................................  $268.68   $  824.83   $1,407.01   $2,984.47
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without EBB Rider..........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider.............................................  $299.29   $  916.01   $1,557.73   $3,278.20
CALVERT SOCIAL BALANCED PORTFOLIO
without EBB Rider..........................................  $269.57   $  827.50   $1,411.42   $2,993.13
with EBB Rider.............................................  $300.32   $  919.05   $1,562.74   $3,287.85
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without EBB Rider..........................................  $293.11   $  897.64   $1,527.44   $3,219.57
with EBB Rider.............................................  $323.78   $  988.55   $1,676.96   $3,506.98
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without EBB Rider..........................................  $258.31   $  793.82   $1,355.53   $2,882.96
with EBB Rider.............................................  $289.09   $  885.68   $1,507.70   $3,181.25
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without EBB Rider..........................................  $242.97   $  747.79   $1,278.90   $2,730.81
with EBB Rider.............................................  $273.79   $  840.08   $1,432.27   $3,034.04
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without EBB Rider..........................................  $232.73   $  717.02   $1,227.54   $2,628.11
with EBB Rider.............................................  $263.59   $  809.59   $1,381.71   $2,934.66
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without EBB Rider..........................................  $271.62   $  833.61   $1,421.55   $3,013.01
with EBB Rider.............................................  $302.36   $  925.10   $1,572.71   $3,307.11

INVESTMENT DIVISION                                           1 YR       3 YR        5 YR        10 YR
-------------------                                          -------   ---------   ---------   ---------
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without EBB Rider..........................................  $233.75   $  720.10   $1,232.68   $2,638.42
with EBB Rider.............................................  $264.60   $  812.64   $1,386.77   $2,944.65
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without EBB Rider..........................................  $237.85   $  732.40   $1,253.23   $2,679.58
with EBB Rider.............................................  $268.68   $  824.83   $1,407.01   $2,984.47
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without EBB Rider..........................................  $265.48   $  815.26   $1,391.13   $2,953.20
with EBB Rider.............................................  $296.23   $  906.92   $1,542.76   $3,249.24
MFS(R) RESEARCH SERIES--INITIAL CLASS
without EBB Rider..........................................  $270.59   $  830.55   $1,416.48   $3,003.07
with EBB Rider.............................................  $301.33   $  922.07   $1,567.71   $3,297.48
MFS(R) UTILITIES SERIES--INITIAL CLASS
without EBB Rider..........................................  $267.53   $  821.38   $1,401.27   $2,973.16
with EBB Rider.............................................  $298.27   $  912.99   $1,552.75   $3,268.57
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS I
without EBB Rider..........................................  $270.59   $  830.55   $1,416.48   $3,003.07
with EBB Rider.............................................  $301.33   $  922.07   $1,567.71   $3,297.48
ROYCE MICRO-CAP PORTFOLIO
without EBB Rider..........................................  $310.51   $  949.28   $1,612.49   $3,383.66
with EBB Rider.............................................  $341.13   $1,039.72   $1,760.68   $3,665.73
ROYCE SMALL-CAP PORTFOLIO
without EBB Rider..........................................  $286.97   $  879.36   $1,497.29   $3,161.01
with EBB Rider.............................................  $317.66   $  970.45   $1,647.25   $3,450.29
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without EBB Rider..........................................  $262.41   $  806.07   $1,375.87   $2,923.16
with EBB Rider.............................................  $293.17   $  897.82   $1,527.74   $3,220.15
VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider..........................................  $295.15   $  903.72   $1,537.49   $3,239.03
with EBB Rider.............................................  $325.82   $  994.58   $1,686.84   $3,525.79
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without EBB Rider..........................................  $345.30   $1,052.00   $1,780.73   $3,703.55
with EBB Rider.............................................  $375.82   $1,141.50   $1,926.33   $3,975.27
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without EBB Rider..........................................  $300.28   $  918.93   $1,562.55   $3,287.48
with EBB Rider.............................................  $330.92   $1,009.65   $1,711.51   $3,572.67

          QUESTIONS AND ANSWERS ABOUT MAINSTAY ACCESS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY ACCESS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS MAINSTAY ACCESS VARIABLE ANNUITY?


     A MainStay Access Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issued the policy. You may transfer the Accumulation Value of your policy to one or more of the Investment Divisions of the Separate Account, and/or the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account.


2. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer to one or more of the following Allocation Alternatives.

        SEPARATE ACCOUNT


             The Separate Account currently consists of 74 investment divisions, 44 of which are available under this product. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you transfer all or part of the Accumulation Value to one of the Investment Divisions, the Separate Account will invest the amount exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        FIXED ACCOUNT

             Funds allocated to the Fixed Account will reflect a guaranteed interest rate. (See "THE FIXED ACCOUNT.")


     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date, but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions, but certain restrictions apply. (See "THE FIXED ACCOUNT.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.



     You can make unlimited transfers each Policy Year. We reserve the right to charge up to $30 for each transfer after the first 12 in a given policy year. (See "THE POLICIES--Transfers.") In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options as described herein.


3. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a $40 policy service charge (may be lower in some jurisdictions) on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administrative expenses. This charge is 1.55% (annualized) of the daily average Variable Accumulation Value. (See "CHARGES AND DEDUCTIONS--Separate Account Charge.")

     We do not impose any surrender charge on withdrawals or surrenders of the policies.


     If you elected the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.


     The value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

4. MAY NYLIAC TERMINATE YOUR POLICY?

     If both the Accumulation Value of Your policy and Your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate Your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating Your policy. If We terminate Your policy, We will pay you the Accumulation Value of Your policy in one lump sum.

5. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from Your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. You may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

6. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income--Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

7. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary under the policy an amount equal to the greater of:



        (a) the Accumulation Value;



        (b) the sum of all premium payments made, less any partial withdrawals and any rider charges; or


        (c) the "reset value" (as described in "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement Date") plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" and rider charges made since the most recent "Reset Anniversary." We recalculate the reset value, with respect to any policy, every year from the Policy Date until you or the Annuitant reaches the age of 80.
     If the Beneficiary is the spouse of the Annuitant and owner, see Question
8. (See "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

     THE MAINSTAY ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

8. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, Your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA and TSA policies are excluded). If Your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of Your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EEB and ESC Riders for details.


9. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

10. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

11. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?


REGULAR MAIL        NYL Annuity Service Center
                    2400 Reliable Parkway
                    Chicago, IL 60686
EXPRESS MAIL        National City Corporation
                    Attn: NYL Annuity Service Center/Lockbox #2400
                    5635 S. Archer Avenue
                    Chicago, IL 60638
CUSTOMER SERVICE    (800) 762-6212
AND UNIT VALUES


     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.


                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2005, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements, (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, N.Y.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1 except where indicated.



                                                               MAINSTAY VP
                                                               BALANCED--
                                                              SERVICE CLASS        MAINSTAY VP BASIC VALUE-- INITIAL CLASS
                                                              -------------   -------------------------------------------------
                                                                 2005(G)       2005     2004    2003    2002     2001    2000*
                                                              -------------   ------   ------   -----   -----   ------   ------
Accumulation Unit value (beginning of period)...............     $10.00       $10.34   $ 9.43   $7.49   $9.86   $10.49   $10.00
Accumulation Unit value (end of period).....................     $10.41       $10.74   $10.34   $9.43   $7.49   $ 9.86   $10.49
Number of units outstanding (in 000s) (end of period).......        136           31       38      40      41       34       17



                                                                       MAINSTAY VP BOND-- INITIAL CLASS
                                                              ---------------------------------------------------
                                                               2005     2004     2003     2002     2001    2000*
                                                              ------   ------   ------   ------   ------   ------
Accumulation Unit value (beginning of period)...............  $13.00   $12.68   $12.32   $11.43   $10.62   $10.00
Accumulation Unit value (end of period).....................  $13.08   $13.00   $12.68   $12.32   $11.43   $10.62
Number of units outstanding (in 000s) (end of period).......      87       96      121      170       96       16



                                                                MAINSTAY VP CAPITAL APPRECIATION-- INITIAL CLASS
                                                              ----------------------------------------------------
                                                               2005     2004     2003     2002     2001     2000*
                                                              ------   ------   ------   ------   ------   -------
Accumulation Unit value (beginning of period)...............  $6.26    $6.11    $4.88    $7.17    $9.48    $10.00
Accumulation Unit value (end of period).....................  $6.68    $6.26    $6.11    $4.88    $7.17    $ 9.48
Number of units outstanding (in 000s) (end of period).......     98      138      160      174      186       123



                                                                           MAINSTAY VP CASH MANAGEMENT
                                                              -----------------------------------------------------
                                                               2005     2004     2003     2002      2001     2000*
                                                              ------   ------   ------   -------   -------   ------
Accumulation Unit value (beginning of period)...............  $ 1.03   $ 1.04   $ 1.05   $  1.05   $  1.03   $ 1.00
Accumulation Unit value (end of period).....................  $ 1.04   $ 1.03   $ 1.04   $  1.05   $  1.05   $ 1.03
Number of units outstanding (in 000s) (end of period).......   3,332    3,618    3,657    25,991    15,454    4,074



                                                                 MAINSTAY VP COMMON STOCK-- INITIAL CLASS
                                                              ----------------------------------------------
                                                              2005    2004    2003    2002    2001    2000*
                                                              -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)...............  $7.75   $7.10   $5.71   $7.65   $9.37   $10.00
Accumulation Unit value (end of period).....................  $8.22   $7.75   $7.10   $5.71   $7.65   $ 9.37
Number of units outstanding (in 000s) (end of period).......    110     137     152     219     230      139



                                                                  MAINSTAY VP CONVERTIBLE-- INITIAL CLASS
                                                              -----------------------------------------------
                                                               2005    2004    2003    2002    2001    2000*
                                                              ------   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)...............  $ 9.93   $9.50   $7.89   $8.71   $9.04   $10.00
Accumulation Unit value (end of period).....................  $10.42   $9.96   $9.50   $7.89   $8.71   $ 9.04
Number of units outstanding (in 000s) (end of period).......     126     153     168     209     199      150



                                                                                                                 MAINSTAY VP
                                                                                                               FLOATING RATE--
                                                              MAINSTAY VP DEVELOPING GROWTH-- INITIAL CLASS     SERVICE CLASS
                                                              ----------------------------------------------   ---------------
                                                              2005    2004    2003    2002    2001    2000*        2005(G)
                                                              -----   -----   -----   -----   -----   ------   ---------------
Accumulation Unit value (beginning of period)...............  $8.28   $7.95   $5.83   $8.33   $9.13   $10.00       $10.00
Accumulation Unit value (end of period).....................  $9.14   $8.28   $7.95   $5.83   $8.33   $ 9.13       $10.14
Number of units outstanding (in 000s) (end of period).......     21      21      28      19       6        9          373



                                                                    MAINSTAY VP GOVERNMENT-- INITIAL CLASS
                                                              ---------------------------------------------------
                                                               2005     2004     2003     2002     2001    2000*
                                                              ------   ------   ------   ------   ------   ------
Accumulation Unit value (beginning of period)...............  $12.28   $12.07   $12.04   $11.13   $10.60   $10.00
Accumulation Unit value (end of period).....................  $12.38   $12.28   $12.07   $12.04   $11.13   $10.60
Number of units outstanding (in 000s) (end of period).......      86      117      162      287      128       27


------------
 *   The policies were first offered on March 13, 2000.

(a) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 1, 2004 (commencement of operations) through December 31, 2004.


(g) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                                                               MAINSTAY VP HIGH YIELD CORPORATE BOND-- INITIAL CLASS
                                                              --------------------------------------------------------
                                                               2005      2004      2003      2002      2001     2000*
                                                              -------   -------   -------   -------   ------   -------
Accumulation Unit value (beginning of period)...............  $14.38    $12.95    $ 9.65    $ 9.60    $9.29    $10.00
Accumulation Unit value (end of period).....................  $14.57    $14.38    $12.95    $ 9.65    $9.60    $ 9.29
Number of units outstanding (in 000s) (end of period).......     213       396       375       255      149        85



                                                              MAINSTAY VP INCOME AND GROWTH-- INITIAL CLASS
                                                              ----------------------------------------------
                                                              2005    2004    2003    2002    2001    2000*
                                                              -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)...............  $9.24   $8.33   $6.57   $8.29   $9.21   $10.00
Accumulation Unit value (end of period).....................  $9.52   $9.24   $8.33   $6.57   $8.29   $ 9.21
Number of units outstanding (in 000s) (end of period).......     33      34      37      32       9       17



                                                              MAINSTAY VP INTERNATIONAL-- EQUITY INITIAL CLASS
                                                              ------------------------------------------------
                                                               2005     2004    2003    2002    2001    2000*
                                                              ------   ------   -----   -----   -----   ------
Accumulation Unit value (beginning of period)...............  $11.02   $ 9.54   $7.45   $7.92   $9.35   $10.00
Accumulation Unit value (end of period).....................  $11.72   $11.02   $9.54   $7.45   $7.92   $ 9.35
Number of units outstanding (in 000s) (end of period).......      54       52      45      34      32       18



                                                                                                                 MAINSTAY VP
                                                                      MAINSTAY VP LARGE CAP GROWTH--            MID CAP CORE--
                                                                              INITIAL CLASS                     SERVICE CLASS
                                                              ----------------------------------------------   ----------------
                                                              2005    2004    2003    2002    2001    2000*     2005    2004(C)
                                                              -----   -----   -----   -----   -----   ------   ------   -------
Accumulation Unit value (beginning of period)...............  $6.70   $6.96   $5.52   $7.81   $9.51   $10.00   $10.19   $10.00
Accumulation Unit value (end of period).....................  $6.88   $6.70   $6.96   $5.52   $7.81   $ 9.51   $11.60   $10.19
Number of units outstanding (in 000s) (end of period).......     64      71      91      87      69       55       28        1



                                                              MAINSTAY VP MID
                                                                CAP GROWTH--            MAINSTAY VP MID CAP VALUE--
                                                               SERVICE CLASS                   INITIAL CLASS
                                                              ----------------   ------------------------------------------
                                                               2005    2004(C)    2005     2004     2003    2002    2001(A)
                                                              ------   -------   ------   ------   ------   -----   -------
Accumulation Unit value (beginning of period)...............  $10.24   $10.00    $12.10   $10.45   $ 8.23   $9.78   $10.00
Accumulation Unit value (end of period).....................  $11.78   $10.24    $12.59   $12.10   $10.45   $8.23   $ 9.78
Number of units outstanding (in 000s) (end of period).......      51        1        57       67       65      67       11



                                                                MAINSTAY VP S&P 500 INDEX-- INITIAL CLASS
                                                              ----------------------------------------------
                                                              2005    2004    2003    2002    2001    2000*
                                                              -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)...............  $8.56   $7.87   $6.23   $8.14   $9.40   $10.00
Accumulation Unit value (end of period).....................  $8.83   $8.56   $7.87   $6.23   $8.14   $ 9.40
Number of units outstanding (in 000s) (end of period).......    179     210     227     250     224      135



                                                               MAINSTAY VP SMALL CAP GROWTH-- INITIAL CLASS
                                                              ----------------------------------------------
                                                               2005      2004      2003     2002    2001(A)
                                                              -------   -------   ------   ------   --------
Accumulation Unit value (beginning of period)...............  $10.63    $ 9.86    $7.07    $9.76     $10.00
Accumulation Unit value (end of period).....................  $10.89    $10.63    $9.86    $7.07     $ 9.76
Number of units outstanding (in 000s) (end of period).......      33        42       43       38         28



                                                                 MAINSTAY VP TOTAL RETURN-- INITIAL CLASS
                                                              ----------------------------------------------
                                                              2005    2004    2003    2002    2001    2000*
                                                              -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)...............  $8.20   $7.83   $6.64   $8.09   $9.20   $10.00
Accumulation Unit value (end of period).....................  $8.60   $8.20   $7.83   $6.64   $8.09   $ 9.20
Number of units outstanding (in 000s) (end of period).......     58      88     242     278     302      297



                                                                       MAINSTAY VP VALUE--INITIAL CLASS
                                                              ---------------------------------------------------
                                                               2005     2004     2003     2002     2001    2000*
                                                              ------   ------   ------   ------   ------   ------
Accumulation Unit value (beginning of period)...............  $11.66   $10.64   $ 8.49   $10.92   $11.04   $10.00
Accumulation Unit value (end of period).....................  $12.20   $11.66   $10.64   $ 8.49   $10.92   $11.04
Number of units outstanding (in 000s) (end of period).......      77       87      101      106       73       22


------------
 *   The policies were first offered on March 13, 2000.

(a) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 1, 2004 (commencement of operations) through December 31, 2004.


(g) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                                                              ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
                                                              ----------------------------------------------------
                                                               2005     2004     2003     2002     2001     2000*
                                                              ------   ------   ------   ------   ------   -------
Accumulation Unit value (beginning of period)...............  $6.94    $6.05    $4.31    $5.94    $8.56    $10.00
Accumulation Unit value (end of period).....................  $7.99    $6.94    $6.05    $4.31    $5.94    $ 8.56
Number of units outstanding (in 000s) (end of period).......     54       64       69       97       87        69



                                                                    CALVERT SOCIAL BALANCED PORTFOLIO
                                                              ----------------------------------------------
                                                              2005    2004    2003    2002    2001    2000*
                                                              -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)...............  $9.29   $8.71   $7.42   $8.57   $9.36   $10.00
Accumulation Unit value (end of period).....................  $9.66   $9.29   $8.71   $7.42   $8.57   $ 9.36
Number of units outstanding (in 000s) (end of period).......     16      17      14      15      11       11



                                                               COLUMBIA SMALL
                                                                 CAP VALUE
                                                               FUND, VARIABLE
                                                                  SERIES--             DREYFUS IP TECHNOLOGY GROWTH--
                                                                  CLASS B                      INITIAL SHARES
                                                              ----------------   -------------------------------------------
                                                               2005    2004(D)    2005     2004     2003     2002    2001(A)
                                                              ------   -------   ------   ------   ------   ------   -------
Accumulation Unit value (beginning of period)...............  $10.26   $10.00    $10.56   $10.67   $ 7.18   $12.03   $10.00
Accumulation Unit value (end of period).....................  $10.66   $10.26    $10.79   $10.56   $10.67   $ 7.18   $12.03
Number of units outstanding (in 000s) (end of period).......      24        1         8       11       17       22        2



                                                                FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                                                              ------------------------------------------------
                                                               2005     2004    2003    2002    2001    2000*
                                                              ------   ------   -----   -----   -----   ------
Accumulation Unit value (beginning of period)...............  $11.02   $ 9.69   $7.66   $8.58   $9.93   $10.00
Accumulation Unit value (end of period).....................  $12.68   $11.02   $9.69   $7.66   $8.58   $ 9.93
Number of units outstanding (in 000s) (end of period).......     126      133     136     128     103       46



                                                                 FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                                                              --------------------------------------------------
                                                               2005     2004     2003    2002     2001    2000*
                                                              ------   ------   ------   -----   ------   ------
Accumulation Unit value (beginning of period)...............  $11.49   $10.46   $ 8.15   $9.97   $10.65   $10.00
Accumulation Unit value (end of period).....................  $11.97   $11.49   $10.46   $8.15   $ 9.97   $10.65
Number of units outstanding (in 000s) (end of period).......      55      119       84      77       53       27



                                                               FIDELITY(R) VIP MID CAP--
                                                                    SERVICE CLASS 2
                                                              ---------------------------
                                                               2005      2004     2003(B)
                                                              ------    ------    -------
Accumulation Unit value (beginning of period)...............  $12.48    $10.17    $10.00
Accumulation Unit value (end of period).....................  $14.50    $12.48    $10.17
Number of units outstanding (in 000s) (end of period).......      39         7         0



                                                              JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                                                              -------------------------------------------------
                                                               2005     2004    2003    2002     2001    2000*
                                                              ------   ------   -----   -----   ------   ------
Accumulation Unit value (beginning of period)...............  $10.62   $ 9.94   $8.85   $9.61   $10.24   $10.00
Accumulation Unit value (end of period).....................  $11.29   $10.62   $9.94   $8.85   $ 9.61   $10.24
Number of units outstanding (in 000s) (end of period).......     167      205     264     283      264      160



                                                              JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                                                              ----------------------------------------------------------
                                                               2005      2004      2003      2002      2001      2000*
                                                              -------   -------   -------   -------   -------   --------
Accumulation Unit value (beginning of period)...............   $6.46     $6.27     $5.13     $7.00     $9.16     $10.00
Accumulation Unit value (end of period).....................   $6.74     $6.46     $6.27     $5.13     $7.00     $ 9.16
Number of units outstanding (in 000s) (end of period).......     123       152       181       199       159        127



                                                               MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                                                              ----------------------------------------------
                                                              2005    2004    2003    2002    2001    2000*
                                                              -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)...............  $8.28   $7.55   $6.28   $8.07   $9.75   $10.00
Accumulation Unit value (end of period).....................  $8.75   $8.28   $7.55   $6.28   $8.07   $ 9.75
Number of units outstanding (in 000s) (end of period).......     37      44      45      41      29       11


------------
 *   The policies were first offered on March 13, 2000.

(a) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(b) For the period September 5, 2003 (commencement of operations) through December 31, 2003.

(d) For the period November 15, 2004 (commencement of operations) through December 31, 2004.

                                                                  MFS(R) RESEARCH SERIES--INITIAL CLASS
                                                              ----------------------------------------------
                                                              2005    2004    2003    2002    2001    2000*
                                                              -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)...............  $7.15   $6.27   $5.10   $6.87   $8.86   $10.00
Accumulation Unit value (end of period).....................  $7.59   $7.15   $6.27   $5.10   $6.87   $ 8.86
Number of units outstanding (in 000s) (end of period).......     32      42      49      53      55       66



                                                                MFS(R) UTILITIES SERIES--INITIAL CLASS
                                                              -------------------------------------------
                                                               2005     2004     2003     2002    2001(A)
                                                              ------   ------   ------   ------   -------
Accumulation Unit value (beginning of period)...............  $13.61   $10.62   $ 7.93   $10.43   $10.00
Accumulation Unit value (end of period).....................  $15.66   $13.61   $10.62   $ 7.93   $10.43
Number of units outstanding (in 000s) (end of period).......       1        2        2        1        0



                                                                                                            ROYCE       ROYCE
                                                                        NEUBERGER BERMAN AMT              MICRO-CAP   SMALL-CAP
                                                                      MID-CAP GROWTH-- CLASS I            PORTFOLIO   PORTFOLIO
                                                              -----------------------------------------   ---------   ---------
                                                               2005     2004    2003    2002    2001(A)    2005(G)     2005(G)
                                                              ------   ------   -----   -----   -------   ---------   ---------
Accumulation Unit value (beginning of period)...............  $10.02   $ 8.75   $6.94   $9.98   $10.00     $10.00      $10.00
Accumulation Unit value (end of period).....................  $11.23   $10.02   $8.75   $6.94   $ 9.98     $12.27      $10.56
Number of units outstanding (in 000s) (end of period).......       4        6       8       4        0          4         119



                                                                     T. ROWE PRICE EQUITY INCOME PORTFOLIO
                                                              ---------------------------------------------------
                                                               2005     2004     2003     2002     2001    2000*
                                                              ------   ------   ------   ------   ------   ------
Accumulation Unit value (beginning of period)...............  $13.24   $11.70   $ 9.47   $11.07   $11.08   $10.00
Accumulation Unit value (end of period).....................  $13.54   $13.24   $11.70   $ 9.47   $11.07   $11.08
Number of units outstanding (in 000s) (end of period).......      91      112      130      110       81       13



                                                                        VAN ECK WORLDWIDE HARD ASSETS
                                                              --------------------------------------------------
                                                               2005     2004     2003    2002     2001    2000*
                                                              ------   ------   ------   -----   ------   ------
Accumulation Unit value (beginning of period)...............  $15.41   $12.62   $ 8.83   $9.24   $10.48   $10.00
Accumulation Unit value (end of period).....................  $23.01   $15.41   $12.62   $8.83   $ 9.24   $10.48
Number of units outstanding (in 000s) (end of period).......      56       19       15       6        3        2



                                                                                                                   VICTORY VIF
                                                                                                                   DIVERSIFIED
                                                                      VAN KAMPEN UIF EMERGING MARKETS                STOCK--
                                                                              EQUITY--CLASS I                     CLASS A SHARES
                                                              ------------------------------------------------   ----------------
                                                               2005    2004    2003    2002     2001    2000*     2005    2004(F)
                                                              ------   -----   -----   -----   ------   ------   ------   -------
Accumulation Unit value (beginning of period)...............  $ 9.15   $7.55   $5.12   $5.72   $ 6.21   $10.00   $10.00   $10.00
Accumulation Unit value (end of period).....................  $12.07   $9.15   $7.55   $5.12   $ 5.72   $ 6.21   $10.67   $10.00
Number of units outstanding (in 000s) (end of period).......      47      18      92      21    1,019        6       13        0


------------
 *   The policies were first offered on March 13, 2000.

(a) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(f) For the period May 1, 2004 (commencement of operations) through December 31, 2004.


(g) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $69.4 billion at the end of 2005. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account and any other separate account of NYLIAC.


     The Separate Account currently has 74 investment divisions 44 of which are available under this product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that

NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.


     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliated of NYLIAC), in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:



FUND                                   INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
MainStay VP Series Fund, Inc.          New York Life Investment            MainStay VP Conservative Allocation;
                                       Management LLC                      MainStay VP Growth Allocation;
                                                                           MainStay VP Moderate Allocation;
                                                                           MainStay VP Moderate Growth Allocation
                                       Subadviser: MacKay Shields LLC      MainStay VP Balanced;
                                       ("MacKay")                          MainStay VP Bond;
                                                                           MainStay VP Capital Appreciation;
                                                                           MainStay VP Cash Management;
                                                                           MainStay VP Common Stock;
                                                                           MainStay VP Convertible;
                                                                           MainStay VP Floating Rate;
                                                                           MainStay VP Government;
                                                                           MainStay VP High Yield Corporate Bond;
                                                                           MainStay VP International Equity;
                                                                           MainStay VP Mid Cap Core;
                                                                           MainStay VP Mid Cap Growth;
                                                                           MainStay VP Mid Cap Value;
                                                                           MainStay VP S&P 500 Index;
                                                                           MainStay VP Small Cap Growth;
                                                                           MainStay VP Total Return;
                                                                           MainStay VP Value
                                       Subadviser: American Century        MainStay VP Income & Growth
                                       Investment Management, Inc.
                                       Subadviser: The Dreyfus             MainStay VP Basic Value
                                       Corporation
                                       Subadviser: Winslow Capital         MainStay VP Large Cap Growth
                                       Management Inc.
                                       Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                       LLC
------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund                Fred Alger Management, Inc.         Alger American Small Capitalization
------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.          Calvert Asset Management Company,
                                       Inc.
                                       Subadvisers: New Amsterdam          Calvert Social Balanced Portfolio
                                       Partners LLC SSgA Funds
                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance      Columbia Management Advisors Inc.   Columbia Small Cap Value Fund, Variable Series
Trust
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios          The Dreyfus Corporation             Dreyfus IP Technology Growth
------------------------------------------------------------------------------------------------------------------------------


FUND                                   INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
Fidelity Variable Insurance Products   Fidelity Management & Research
Fund                                   Company
                                       Subadvisers: Fidelity Management &  Fidelity(R) VIP Contrafund(R)
                                       Research (UK) Inc. ("FMRUK"),
                                       Fidelity Management & Research
                                       (Far East) Inc. ("FMRFE"),
                                       Fidelity Investments Japan Limited
                                       ("FIJL"), FMR Co., Inc. ("FMRC")
                                       Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                       Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid-Cap
                                       FMRC
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                     Janus Capital Management LLC        Janus Aspen Series Balanced
                                                                           Janus Aspen Series Worldwide Growth
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust(SM)    MFS(R) Investment Management        MFS(R) Investors Trust Series
                                                                           MFS(R) Research Series
                                                                           MFS(R) Utilities Series
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management   Neuberger Berman Management Inc.
Trust
                                       Subadviser: Neuberger Berman, LLC   Neuberger Berman AMT Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund                     Royce & Associates, LLC             Royce Micro-Cap Portfolio;
                                                                           Royce Small-Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.      T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,     Van Kampen                          Van Kampen UIF Emerging Markets Equity
Inc.
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds       Victory Capital Management Inc.     Victory VIP Diversified Stock


     Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.


     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.


     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.


     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This flexible premium policy was issued on the lives of individual Annuitants. Additional premiums are no longer being accepted and the policy is no longer available for sale.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.


     Certain provisions of the policies may be different than the general descriptions in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.


     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issued both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. A Non-Qualified Policy may have been purchased to provide for retirement income other than through a tax-qualified plan. A Qualified Policy may have been purchased for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax-Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs and SEPs.


     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.


     If you considered a Qualified Policy, or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity would have funded a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral that are valuable, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:



     - A guaranteed death benefit, as explained in this prospectus.



     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.



     - A Fixed Account that features a guaranteed fixed interest rate.



     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.



These features are explained in detail in this Prospectus.


     TRANSFERS


     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date, subject to certain restrictions. Except in connection with transfers made pursuant to Dollar Cost Averaging and Automatic Asset Reallocation, the minimum amount that you may transfer from one Investment Division to other Investment Divisions or the Fixed Account, is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")


     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Any transfer made in connection with Dollar Cost Averaging or Automatic Asset Reallocation will not count as a transfer toward the 12 transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "THE FIXED ACCOUNT.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS".) We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "DELAY OF PAYMENTS".) Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmissions. Permitting fax transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.

     LIMITS ON TRANSFERS.

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency or number of transfers.


     Currently, if you or someone acting on your behalf requests, IN WRITING, BY TELEPHONE AND/OR ELECTRONICALLY, transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in Our sole discretion, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.

     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

       (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.


       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.


     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

             (a) impeding a portfolio manager's ability to sustain an investment objective;

             (b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

             (c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS


     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: transfers among Allocation Alternatives, partial withdrawals, periodic partial withdrawals, Dollar Cost Averaging or Automatic Asset Reallocation. You can elect this feature by completing and signing a Telephone/Web Authorization form. We may revoke Telephone/Web Authorization privileges for certain policyowners (See "LIMITS ON TRANSFERS"). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.


     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.


     We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.


     DOLLAR COST AVERAGING PROGRAM

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth an example of how dollar cost averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP

Common Stock Investment Division each month. Assuming the Accumulation Unit Values below, you would purchase the following number of Accumulation Units:


                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
MONTH         TRANSFERRED          UNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
                 ----                ------                  -----
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     The Dollar Cost Averaging option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under the Dollar Cost Averaging option, NYLIAC must have received a request in writing on a form acceptable by Us, or by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS") no later than one week prior to the date the transfers are to begin.

     You may cancel the Dollar Cost Averaging option at any time in a written request or by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may elect Automatic Asset Reallocation by submitting the request in writing on a form acceptable to Us no later than one week prior to the date the transfers are to begin. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request or by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS


     We include two riders under the policy. The optional EBB Rider is available for an additional charge. The ESC Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those jurisdictions where they have been approved.


     (a) Enhanced Beneficiary Benefit Rider (optional)


     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the Internal Revenue Service ("IRS"), also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you selected this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.


     While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See "CHARGES AND DEDUCTIONS -- Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider section, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. YOU WILL FORFEIT ANY BENEFITS UNDER THE EBB RIDER IS YOU ELECT TO REMOVE INCOME PAYMENTS, OR SURRENDER OR TRANSFER YOUR POLICY. IF YOU EXPECT TO DO ANY OF THESE, THE EBB RIDER MAY NOT BE APPROPRIATE FOR YOU.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The EBB Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the EBB amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                            EBB = $66,000 X 50% = $33,000

     In this example, the EBB is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (b) Enhanced Spousal Continuance Rider (optional)


     If you elect the EBB Rider at the time of application, your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance ("ESC") Rider at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) Tax-Sheltered Annuities and policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICYOWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express Mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Avenue, Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                             CHARGES AND DEDUCTIONS

     THERE ARE NO SURRENDER OR WITHDRAWAL CHARGES UNDER THE POLICIES.

     SEPARATE ACCOUNT CHARGE

     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administrative services. On an annual basis, the charge equals 1.55% (annualized) of the daily average Variable Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, We will add any excess to Our general funds. We may Use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     POLICY SERVICE CHARGE

     We deduct an annual $40 policy service charge (may be lower in some jurisdictions) each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     TRANSFER FEES

     We do not impose any fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 transfers per Policy Year, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging or Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment for a policy is approved. We may change these rules from time to time. Any variation in the policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described in this section) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

     FUND CHARGES

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (OPTIONAL)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). This charge will not change once your policy is issued.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request that is acceptable to NYL Annuity Service Center. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS".) If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day during which We receive the written or telephonic surrender or withdrawal request, less any taxes which We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER YOUR POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct any state premium tax, if applicable, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER YOUR POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.


     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a

Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account.

     (d) Hardship Withdrawals


     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.


     REQUIRED MINIMUM DISTRIBUTION OPTION


     For IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL

     If the Accumulation Value of your policy and your total premium payments, less any withdrawals, are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT


     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:


     (a) the Accumulation Value; or

     (b) the sum of all premium payments made, less any partial withdrawals, and any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary, less "proportional withdrawals" made and rider charges paid since the most recent Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the first Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on the greater of (a) the Accumulation Value on that Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals made and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     THE MAINSTAY ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed during the first policy year, less any rider charges; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary in the second and subsequent policy years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

                       (a)  Accumulation Value: $175,000
                       (b)  Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or
                       (c)  Reset value - the greater of: a) Current Accumulation Value - $175,000; and
                                                          b) Last Reset Value, plus premiums, less
                                                             proportional withdrawals.
                                                               That is:
                                                               $220,000 + $0 - (($20,000/$250,000)($220,000))
                                                               =$220,000 - (0.08)($220,000)
                                                               =$220,000 - $17,600
                                                               =$202,400

     In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments less any partial withdrawals, less any rider charges independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income--Guaranteed Period Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may select the Income Payment option or request any other method of payment We agree to. However, once payments begin, you may not change the option. On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and Use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table in your policy. The appropriate rate is determined by gender (where such classification is permitted), date of application and age of Annuitant. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.


     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

             (a) The New York Stock Exchange ("NYSE") is closed for other than
                 Usual Weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check Used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     THE MAINSTAY ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)


     With respect to 403(b) Tax Sheltered Annuities, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.


     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     THE MAINSTAY ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless We agree otherwise. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     (c) Transfers to Fixed Account

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.")

     We will deduct partial withdrawals from the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the IRS. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from Tax Sheltered Annuities under
Section 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.



     All Non-Qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations), that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.


     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for Use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the Use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as Well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse), directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA Policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA Policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


          The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.



          Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).



          Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.



          TAXATION OF DEATH BENEFITS



          The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.



                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS



     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 7% of all premiums received.


     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all MainStay variable annuities during 2005 to such broker-dealers under such arrangements was 0.08% of premium received on all MainStay variable annuities, equivalent to $8 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of MainStay variable annuities by such firms.


     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.


     The total commission paid for MainStay Access policies during the fiscal years ended December 31, 2005, 2004 and 2003 were $2,025,753.20, $1,392,292 and
$854,112, respectively, none of which was retained by NYLIFE Distributors. The policies are no longer sold and premium payments are no longer accepted.


     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    4
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

    How to obtain a MainStay Access Variable Annuity Statement of Additional
                                  Information.

               Call (800) 762-6212 or send this request form to:

                     NYL Annuity Service Center
                     2400 Reliable Parkway
                     Chicago, IL 60686

--------------------------------------------------------------------------------


   Please send me a MainStay Access Variable Annuity Statement of Additional
                         Information dated May 1, 2006:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2006

                                      FOR

                        MAINSTAY ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current MainStay Access Variable Annuity Prospectus. You should read the SAI in conjunction with the MainStay Access Variable Annuity Prospectus dated May 1, 2006. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686. Terms used but not defined in this SAI have the same meaning as in the current MainStay Access Variable Annuity Prospectus.


                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    4
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

          (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charge deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.55% annualized of the daily average Variable Accumulation Value of the Separate Account. (See "Separate Account Charge" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made, unless required otherwise by state law.


     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General" in the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is Used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.


     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the IRS notifies NYLIAC that the TIN provided by the recipient is incorrect.


                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS


     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.



     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations.

Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2005 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION


     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus Variable Annuity)

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus II Variable Annuity)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 49,059,907      $205,895,682      $313,660,057
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (1,903)          (63,215)         (340,600)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        163,058           693,152           976,686
    Administrative charges..................................         14,382            61,531           110,858
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 33,771,700      $143,750,686      $282,123,950
    Series II Policies......................................        336,243         1,139,179           651,866
    Series III Policies.....................................     11,361,828        46,639,300        20,831,662
    Series IV Policies......................................      3,128,529        13,277,354         8,594,880
    Series V Policies.......................................        282,264           271,265            29,555
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      11.63      $      16.14      $      17.85
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.74      $      13.08      $       6.68
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.59      $      12.80      $       6.09
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.49      $      11.47      $      10.25
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.03      $      11.07      $      12.49
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 41,754,465      $213,679,432      $390,602,739
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE         INCOME &
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $177,005,375      $276,084,420      $192,410,724      $ 22,788,881      $157,135,275      $682,430,229      $ 53,801,482
          981,245                --                --                --                --                --                --
          862,111           (73,266)           17,765           (18,083)          (41,153)         (657,586)           (1,555)

          654,854           870,265           620,902            72,064           536,435         2,232,946           170,723
           53,986            92,832            59,685             6,269            46,522           220,934            16,681
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $104,359,328      $234,430,929      $143,841,405      $ 15,386,574      $105,432,005      $532,635,171      $ 42,000,723
        3,518,853           902,195         1,313,155           187,888         1,062,707         3,071,990           313,600
       41,116,687        30,004,211        34,248,606         5,527,889        37,740,568       105,142,895         8,862,807
       19,247,612         9,394,448        12,115,533         1,574,772        11,974,673        37,289,377         2,369,231
        2,154,168           316,274           229,203            15,342           301,212         1,179,330            66,162
        7,743,243                --                --                --                --                --                --
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $       1.27      $      23.61      $      18.49      $       9.57      $      15.61      $      23.05      $      11.55
     ============      ============      ============      ============      ============      ============      ============
     $       1.04      $       8.22      $      10.42      $       9.14      $      12.38      $      14.57      $       9.52
     ============      ============      ============      ============      ============      ============      ============
     $       1.03      $       8.26      $       9.97      $       9.17      $      12.23      $      14.31      $       9.34
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $      11.68      $      12.28      $      12.15      $      11.08      $      14.65      $      11.85
     ============      ============      ============      ============      ============      ============      ============
     $       0.99      $      13.08      $      13.56      $      15.01      $      10.73      $      15.38      $      13.00
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $177,001,910      $289,646,260      $171,517,003      $ 17,765,406      $164,746,726      $635,321,259      $ 48,480,618
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 92,764,064      $ 78,411,879      $ 75,319,059
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         21,985           (16,773)           (5,207)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        294,373           251,360           237,238
    Administrative charges..................................         27,343            25,990            19,795
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 67,126,914      $ 63,856,345      $ 47,318,127
    Series II Policies......................................        632,642           438,853           312,520
    Series III Policies.....................................     18,508,406        10,732,349        20,574,487
    Series IV Policies......................................      5,810,446         3,000,401         6,824,452
    Series V Policies.......................................        385,925            89,808            27,233
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      19.26      $      12.33      $      14.77
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.72      $       6.88      $      15.89
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      11.75      $       5.87      $      15.27
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      13.91      $       9.87      $      14.96
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.26      $      11.87      $      17.60
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 77,397,650      $ 92,828,900      $ 61,638,358
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH --      TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $104,025,353      $154,742,020      $561,581,558      $ 62,964,973      $205,945,227      $240,088,724       $ 82,633,135
               --                --                --                --                --                --                 --
          (80,262)           (4,158)         (197,466)          (13,897)         (306,672)          (86,212)           (15,978)

          325,569           496,903         1,799,191           199,346           653,960           772,088            253,717
           27,868            40,956           185,919            17,046            71,263            74,972             25,631
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $ 66,802,926      $ 96,021,991      $463,828,913      $ 38,454,183      $179,431,389      $184,371,978       $ 66,236,642
          469,698           714,593         1,577,774           362,681           499,965           935,507            430,119
       26,886,577        43,213,546        72,357,460        16,094,767        18,186,454        42,103,133         12,448,343
        9,387,138        13,990,867        21,289,945         7,744,761         6,487,994        11,565,371          3,089,749
           45,315           259,006           344,890            78,292           307,530           179,463            132,956
               --                --                --                --                --                --                 --
               --                --                --                --                --                --                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $      12.76      $      12.72      $      23.35      $      10.64      $      18.74      $      20.95       $      11.43
     ============      ============      ============      ============      ============      ============       ============
     $      16.26      $      12.59      $       8.83      $      10.89      $       8.60      $      12.20       $       7.99
     ============      ============      ============      ============      ============      ============       ============
     $      12.96      $      12.79      $       8.58      $      10.55      $       8.23      $      11.65       $       7.40
     ============      ============      ============      ============      ============      ============       ============
     $      13.96      $      12.42      $      11.66      $      11.45      $      11.33      $      11.06       $      15.20
     ============      ============      ============      ============      ============      ============       ============
     $      20.06      $      12.42      $      13.82      $      12.68      $      12.74      $      11.89       $      17.75
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $ 72,623,730      $128,913,601      $576,035,568      $ 49,285,771      $222,732,020      $206,982,637       $ 55,614,485
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                                 DREYFUS IP
                                                                                 TECHNOLOGY     FIDELITY(R) VIP
                                                              CALVERT SOCIAL      GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 47,923,443     $ 21,415,786     $427,594,602
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (3,374)         (39,135)         (12,007)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        160,741           72,214        1,343,450
    Administrative charges..................................         13,695            5,767          137,469
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 28,572,390     $ 12,609,367     $346,947,375
    Series II Policies......................................        154,831           90,780        1,588,448
    Series III Policies.....................................     10,765,641        6,397,075       58,804,214
    Series IV Policies......................................      5,074,515        2,156,419       18,029,525
    Series V Policies.......................................        833,235           45,029          732,114
    Series VI Policies......................................      2,345,021               --               --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      18.61     $       8.87     $      24.21
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       9.66     $      10.79     $      12.68
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       9.37     $       8.98     $      12.18
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      12.06     $      10.79     $      14.33
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      13.02     $      14.24     $      16.91
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      11.92     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 45,247,345     $ 20,027,832     $326,535,073
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES                                                                  NEUBERGER
    FIDELITY(R) VIP       SERIES           WORLDWIDE          MFS(R)            MFS(R)                             BERMAN AMT
        EQUITY-         BALANCED--         GROWTH--       INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES       MID-CAP
       INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--           SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------------------------------------------------------------------------------------------------------------------
     $222,654,026      $528,319,246      $211,349,463      $ 28,998,191      $ 37,856,259       $  5,258,102      $  7,045,506
               --                --                --                --                --                 --                --
           26,933          (153,398)          (68,204)            1,385           (32,782)              (221)           (2,153)

          721,053         1,711,097           664,354            95,655           121,501             17,465            24,700
           70,111           179,306            75,346             8,828            12,236              1,064             1,505
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $173,408,665      $438,220,094      $189,175,133      $ 21,375,490      $ 30,730,194       $  2,771,374      $  3,232,873
          661,657         1,885,592           829,250           322,763           245,513             18,874            43,245
       37,734,084        65,609,162        14,689,985         5,818,827         5,561,199          2,246,754         2,913,150
        9,391,632        19,880,733         5,712,744         1,287,020         1,130,720            147,237           710,616
          693,757           679,864           134,447            90,993            22,114             55,113           117,264
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $      18.45      $      21.84      $      15.85      $       9.90      $      10.73       $      13.33      $      10.92
     ============      ============      ============      ============      ============       ============      ============
     $      11.97      $      11.29      $       6.74      $       8.75      $       7.59       $      15.66      $      11.23
     ============      ============      ============      ============      ============       ============      ============
     $      11.78      $      10.62      $       6.18      $       8.60      $       7.26       $      12.50      $      11.28
     ============      ============      ============      ============      ============       ============      ============
     $      12.01      $      11.76      $      10.25      $      11.37      $      11.76       $      20.16      $      15.71
     ============      ============      ============      ============      ============       ============      ============
     $      12.00      $      12.10      $      12.97      $      14.35      $      14.23       $      17.92      $      15.11
     ============      ============      ============      ============      ============       ============      ============
     $         --      $         --      $         --      $         --      $         --       $         --      $         --
     ============      ============      ============      ============      ============       ============      ============
     $193,861,462      $498,837,089      $296,578,598      $ 26,136,041      $ 36,472,534       $  4,204,079      $  5,435,028
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                   ROYCE             ROYCE         T. ROWE PRICE
                                                                 MICRO-CAP         SMALL-CAP       EQUITY INCOME
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  6,744,811       $12,815,034      $221,646,615
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (29,889)           32,017             8,771

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         16,945            35,992           722,124
    Administrative charges..................................          1,277             2,440            62,458
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  1,905,014       $ 4,336,798      $150,116,763
    Series II Policies......................................         46,302         1,260,535         1,231,267
    Series III Policies.....................................      1,554,692         2,400,432        54,289,234
    Series IV Policies......................................      2,259,237         3,127,064        14,572,050
    Series V Policies.......................................         77,177            62,162           661,490
    Series VI Policies......................................        854,278         1,621,628                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
    Series I variable accumulation unit value...............   $      12.16       $     11.18      $      14.22
                                                               ============       ===========      ============
    Series II variable accumulation unit value..............   $      12.27       $     10.56      $      13.54
                                                               ============       ===========      ============
    Series III variable accumulation unit value.............   $      12.04       $     10.83      $      13.25
                                                               ============       ===========      ============
    Series IV variable accumulation unit value..............   $      11.85       $     10.98      $      11.79
                                                               ============       ===========      ============
    Series V variable accumulation unit value...............   $      11.67       $     10.47      $      11.92
                                                               ============       ===========      ============
    Series VI variable accumulation unit value..............   $      11.98       $     10.90      $         --
                                                               ============       ===========      ============
Identified Cost of Investment...............................   $  6,443,805       $12,609,650      $196,865,168
                                                               ============       ===========      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      VAN KAMPEN
                     UIF EMERGING
       VAN ECK          MARKETS
      WORLDWIDE        EQUITY--
     HARD ASSETS        CLASS I
    ------------------------------
    $170,327,270     $ 74,940,221
              --               --
         161,636          (19,164)

         518,092          219,148
          32,318           21,051
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $ 66,110,275     $ 56,637,011
       1,298,921          569,845
      53,056,127       13,590,072
      27,352,178        3,771,899
       1,220,503          112,031
      20,900,492               --
              --               --
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $      23.26     $      16.76
    ============     ============
    $      23.01     $      12.07
    ============     ============
    $      23.29     $      14.00
    ============     ============
    $      22.00     $      18.60
    ============     ============
    $      27.62     $      23.75
    ============     ============
    $      24.36     $         --
    ============     ============
    $119,506,296     $ 46,620,412
    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--       BASIC VALUE--        BOND--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 81,825,349      $ 24,169,055      $ 76,509,099
  Dividends due and accrued.................................         96,250                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        317,388            78,039           134,119

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        241,925            85,850           273,003
    Administrative charges..................................         16,329             5,036            15,042
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 27,375,101      $  4,281,113      $ 11,333,924
    Series II Policies......................................      1,466,699            36,507           349,469
    Series III Policies.....................................     19,146,045         7,357,066        24,636,791
    Series IV Policies......................................     13,880,881         7,259,124        23,265,702
    Series V Policies.......................................      1,509,254           686,469         2,429,381
    Series VI Policies......................................     13,374,529         4,535,929        14,339,906
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................      5,228,224                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      10.46      $      12.87      $      10.20
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.41      $      10.53      $      10.06
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.44      $      12.78      $      10.15
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      10.45      $      12.82      $      10.19
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      10.46      $      12.62      $      10.02
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      10.43      $      12.73      $      10.11
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 81,081,473      $ 22,130,149      $ 79,144,415
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                      MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     HIGH YIELD
       CAPITAL          COMMON        MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP      CORPORATE
    APPRECIATION--      STOCK--      CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--       BOND--
    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------
     $ 51,690,436    $ 41,681,437    $ 83,766,114    $ 18,422,894    $ 76,882,001    $ 49,631,115    $351,331,531
               --              --              --              --         325,052              --              --
            1,192          67,510          39,575              53         901,022          58,757         105,553

          182,814         142,489         293,902          62,515         219,426         173,771       1,250,657
            8,907           8,386          16,314           3,465          16,881          10,039          68,630
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $  9,594,784    $  7,103,733    $ 13,293,396    $  3,145,316    $ 13,618,532    $  8,798,502    $ 50,261,988
           77,634          33,994         358,304          44,763       4,001,279         316,141       2,500,242
       17,835,412      12,796,123      25,859,522       6,080,662      13,041,020      16,242,978     117,497,618
       11,770,676      14,034,301      25,646,646       5,606,087      10,795,736      14,766,154     103,495,512
          553,991         308,682       1,607,688         231,816       1,686,072       1,257,180      11,657,106
       11,667,410       7,321,239      16,729,917       3,248,323      11,829,168       8,125,107      64,705,331
               --              --              --              --      22,899,961              --              --
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $      12.17    $      13.17    $      12.03    $      13.34    $      10.10    $       9.97    $      12.81
     ============    ============    ============    ============    ============    ============    ============
     $      10.98    $      10.54    $      10.58    $      11.00    $      10.14    $      10.06    $      10.29
     ============    ============    ============    ============    ============    ============    ============
     $      12.25    $      13.04    $      12.02    $      13.11    $      10.08    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $      12.16    $      13.15    $      11.96    $      13.31    $      10.09    $       9.97    $      12.86
     ============    ============    ============    ============    ============    ============    ============
     $      11.88    $      12.96    $      11.84    $      12.97    $      10.25    $       9.87    $      12.64
     ============    ============    ============    ============    ============    ============    ============
     $      12.06    $      13.05    $      11.79    $      13.40    $      10.13    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $ 46,024,801    $ 37,381,753    $ 77,578,688    $ 15,709,016    $ 77,009,369    $ 51,066,128    $360,315,923
     ============    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 27,395,207      $ 85,247,790      $ 19,596,318
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         29,694           122,744            14,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         94,537           287,940            67,114
    Administrative charges..................................          4,707            15,321             3,533
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  3,829,561      $ 12,520,066      $  3,045,034
    Series II Policies......................................        310,841           626,480            72,184
    Series III Policies.....................................      8,050,629        26,887,095         6,796,580
    Series IV Policies......................................      7,627,748        26,068,776         5,526,240
    Series V Policies.......................................        552,730         1,608,744           453,458
    Series VI Policies......................................      6,954,148        17,356,112         3,646,750
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      12.64      $      14.39      $      10.96
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.43      $      10.82      $      11.32
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      12.94      $      14.11      $      10.89
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      12.91      $      14.21      $      10.93
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      12.67      $      13.71      $      10.53
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      12.73      $      13.85      $      10.84
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 25,490,064      $ 79,383,369      $ 18,574,207
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 74,383,390      $110,170,465      $127,138,046      $184,176,804      $ 67,484,046      $ 43,048,603      $ 69,912,425
               --                --                --                --                --                --                --
          138,091           139,905            14,530           104,830            28,163             6,848            73,890

          247,228           367,832           429,581           639,848           223,814           152,976           243,433
           12,450            19,416            22,045            35,620            12,910             7,635            12,392
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $ 11,966,432      $ 18,596,697      $ 18,099,226      $ 32,437,702      $ 12,418,812      $  7,819,616      $ 11,721,930
          348,531           598,003           521,964           621,377           214,803            14,371           191,402
       21,986,643        33,555,489        41,553,891        63,956,765        20,401,042        16,289,549        24,078,920
       19,680,258        30,962,180        38,107,424        51,107,688        20,161,253        10,004,303        18,870,450
        1,543,013         1,474,911         1,914,914         4,000,231           986,421           636,114           729,354
       18,736,926        24,735,842        26,503,531        31,482,403        13,093,154         8,130,887        14,138,434
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $      16.17      $      16.77      $      13.94      $      12.61      $      13.48      $      11.76      $      13.21
     ============      ============      ============      ============      ============      ============      ============
     $      11.60      $      11.78      $      10.69      $      10.55      $      10.53      $      10.57      $      10.65
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      16.35      $      14.03      $      12.49      $      13.52      $      11.69      $      13.08
     ============      ============      ============      ============      ============      ============      ============
     $      16.05      $      16.42      $      13.92      $      12.59      $      13.21      $      11.88      $      13.39
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      15.98      $      13.71      $      12.48      $      12.78      $      11.48      $      13.02
     ============      ============      ============      ============      ============      ============      ============
     $      15.83      $      16.62      $      13.81      $      12.50      $      13.36      $      11.49      $      13.09
     ============      ============      ============      ============      ============      ============      ============
     $ 69,140,181      $ 88,030,137      $120,704,086      $168,627,971      $ 61,779,273      $ 40,088,353      $ 63,165,584
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                 COLONIAL SMALL
                                                               ALGER AMERICAN       CAP VALUE        DREYFUS IP
                                                                   SMALL         FUND, VARIABLE      TECHNOLOGY
                                                              CAPITALIZATION--      SERIES--          GROWTH--
                                                               CLASS S SHARES        CLASS B       SERVICE SHARES
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 32,714,051      $ 21,643,346      $ 22,209,267
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          10,557            93,684            37,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         103,833            64,526            76,489
    Administrative charges..................................           6,304             4,615             4,788
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $  5,850,344      $  7,797,754      $  4,703,461
    Series II Policies......................................         130,387           274,056            61,347
    Series III Policies.....................................       9,679,862         4,868,494         6,984,999
    Series IV Policies......................................      10,949,350         5,433,351         7,046,820
    Series V Policies.......................................         456,539           249,889           263,484
    Series VI Policies......................................       5,547,989         3,044,345         3,105,454
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      16.04      $      11.03      $      11.87
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      11.95      $      10.66      $      11.00
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      15.95      $      10.97      $      11.73
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      15.95      $      10.96      $      11.77
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      15.63      $      10.90      $      11.64
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      15.90      $      10.92      $      11.67
                                                                ============      ============      ============
Identified Cost of Investment...............................    $ 27,005,071      $ 20,583,813      $ 20,882,985
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              JANUS ASPEN
                      FIDELITY(R) VIP                       JANUS ASPEN         SERIES            MFS(R)            MFS(R)
    FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP       SERIES           WORLDWIDE      INVESTORS TRUST      RESEARCH
    CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--          SERIES--
    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $172,167,967      $106,391,242      $150,972,196      $ 85,948,146      $ 25,950,662      $  5,465,127      $  7,549,495
               --                --                --                --                --                --                --
          359,241           213,720            49,106            54,116           (28,510)            1,275              (485)

          573,999           371,091           490,697           302,274            88,909            18,848            26,030
           33,287            20,707            33,879            18,240             5,395             1,208             1,481
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $ 27,416,415      $ 17,710,260      $ 57,754,330      $ 14,525,945      $  5,145,390      $  1,150,504      $  1,486,326
        1,178,571           660,931           567,890           567,860            84,576             1,314            55,274
       48,984,269        32,145,536        38,490,574        25,740,324         8,306,247         1,403,581         2,038,432
       55,870,894        30,272,949        30,427,907        27,775,069         7,855,270         1,768,866         2,182,092
        4,331,899         3,530,183         2,204,927         2,225,679           435,803           106,968            44,197
       34,137,874        21,893,305        21,051,098        14,846,871         4,000,562         1,015,113         1,715,178
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $      15.27      $      13.16      $      16.12      $      11.92      $      12.37      $      12.56      $      13.33
     ============      ============      ============      ============      ============      ============      ============
     $      11.79      $      10.56      $      14.50      $      10.84      $      10.43      $      10.73      $      10.77
     ============      ============      ============      ============      ============      ============      ============
     $      15.08      $      12.94      $      16.00      $      11.93      $      12.23      $      12.60      $      13.18
     ============      ============      ============      ============      ============      ============      ============
     $      15.42      $      13.09      $      16.31      $      11.91      $      12.27      $      12.68      $      12.99
     ============      ============      ============      ============      ============      ============      ============
     $      14.86      $      13.06      $      15.27      $      11.80      $      12.03      $      12.52      $      13.24
     ============      ============      ============      ============      ============      ============      ============
     $      14.91      $      12.98      $      16.23      $      11.83      $      11.97      $      12.49      $      13.36
     ============      ============      ============      ============      ============      ============      ============
     $142,104,087      $ 98,462,941      $122,891,803      $ 78,614,331      $ 23,936,951      $  4,863,017      $  6,621,372
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                    NEUBERGER
                                                                                   BERMAN AMT
                                                              MFS(R) UTILITIES       MID-CAP        T. ROWE PRICE
                                                                  SERIES--          GROWTH--        EQUITY INCOME
                                                               SERVICE CLASS         CLASS S        PORTFOLIO--II
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $187,180,391      $ 11,472,684      $137,755,789
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (179,241)          (13,864)          206,236

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         585,739            36,994           470,366
    Administrative charges..................................          37,645             2,507            26,791
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $ 69,366,129      $  3,298,199      $ 18,924,727
    Series II Policies......................................       1,821,615            28,880           903,146
    Series III Policies.....................................      44,611,948         2,766,283        38,632,193
    Series IV Policies......................................      34,325,323         3,082,785        45,332,159
    Series V Policies.......................................       2,109,935           356,342         4,635,809
    Series VI Policies......................................      34,142,816         1,886,830        29,036,834
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      15.94      $      13.96      $      12.94
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      14.29      $      11.92      $      10.55
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      16.73      $      14.00      $      12.85
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      16.85      $      14.47      $      12.96
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      16.78      $      14.11      $      12.75
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      16.65      $      14.15      $      12.81
                                                                ============      ============      ============
Identified Cost of Investment...............................    $168,004,514      $  9,816,015      $133,565,294
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      VAN KAMPEN
     UIF EMERGING       VICTORY VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
     $ 40,486,926      $ 16,358,177
               --                --
          (20,993)            9,103

          125,486            53,000
            7,111             3,720
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $  6,717,254      $  5,801,803
          183,390           135,870
       11,562,283         2,706,099
       12,712,311         4,210,040
          461,929           259,915
        8,696,169         3,196,833
               --                --
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $      21.93      $      12.00
     ============      ============
     $      14.06      $      10.67
     ============      ============
     $      21.04      $      11.85
     ============      ============
     $      21.82      $      11.68
     ============      ============
     $      16.74      $      11.58
     ============      ============
     $      21.05      $      11.82
     ============      ============
     $ 30,975,874      $ 15,013,116
     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    452,313      $  6,650,506      $      13,459
  Mortality and expense risk charges........................       (676,991)       (2,931,075)        (4,147,381)
  Administrative charges....................................        (59,220)         (260,569)          (470,693)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (283,898)        3,458,862         (4,604,615)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,794,448        38,684,217         85,727,609
  Cost of investments sold..................................     (9,017,887)      (38,900,330)      (133,918,769)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        776,561          (216,113)       (48,191,160)
  Realized gain distribution received.......................        503,260                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        863,698        (1,695,916)        72,597,965
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      2,143,519        (1,912,029)        24,406,805
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,859,621      $  1,546,833      $  19,802,190
                                                               ============      ============      =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    612,433      $  1,487,302      $       2,711
  Mortality and expense risk charges........................       (726,684)       (1,114,571)        (1,060,640)
  Administrative charges....................................        (71,644)         (102,519)          (109,428)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (185,895)          270,212         (1,167,357)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,809,805         8,363,959         22,713,498
  Cost of investments sold..................................     (9,554,800)       (6,005,684)       (39,042,491)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        255,005         2,358,275        (16,328,993)
  Realized gain distribution received.......................             --         3,681,742                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,660,168          (764,727)        18,950,222
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      1,915,173         5,275,290          2,621,229
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,729,278      $  5,545,502      $   1,453,872
                                                               ============      ============      =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $   5,628,195     $  2,711,592      $  2,890,845      $         --      $  4,994,173      $  40,040,954
        (2,661,509)      (3,692,281)       (2,607,274)         (322,567)       (2,312,401)        (9,531,999)
          (219,184)        (393,936)         (249,463)          (29,255)         (199,812)          (938,714)
     -------------     ------------      ------------      ------------      ------------      -------------
         2,747,502       (1,374,625)           34,108          (351,822)        2,481,960         29,570,241
     -------------     ------------      ------------      ------------      ------------      -------------
       165,574,601       61,302,204        41,316,004        12,233,801        43,694,047        181,004,362
      (165,579,463)     (77,243,645)      (43,002,874)      (13,961,200)      (44,699,591)      (172,772,172)
     -------------     ------------      ------------      ------------      ------------      -------------
            (4,862)     (15,941,441)       (1,686,870)       (1,727,399)       (1,005,544)         8,232,190
                --        3,255,411                --                --                --                 --
             8,706       30,393,360        10,790,693         3,790,843            86,507        (28,361,830)
     -------------     ------------      ------------      ------------      ------------      -------------
             3,844       17,707,330         9,103,823         2,063,444          (919,037)       (20,129,640)
     -------------     ------------      ------------      ------------      ------------      -------------
     $   2,751,346     $ 16,332,705      $  9,137,931      $  1,711,622      $  1,562,923      $   9,440,601
     =============     ============      ============      ============      ============      =============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $     390,484     $         --      $  1,170,500      $  6,543,652      $         --      $   3,089,949
          (895,010)      (1,230,357)       (2,082,542)       (7,558,945)         (884,933)        (2,820,720)
           (75,106)        (104,856)         (171,729)         (784,946)          (75,155)          (306,966)
     -------------     ------------      ------------      ------------      ------------      -------------
          (579,632)      (1,335,213)       (1,083,771)       (1,800,239)         (960,088)           (37,737)
     -------------     ------------      ------------      ------------      ------------      -------------
        11,432,662       15,220,474        24,441,970       107,744,323        16,334,361         56,068,072
        (7,594,283)      (9,950,189)      (18,415,065)     (108,754,617)      (13,050,688)       (62,789,786)
     -------------     ------------      ------------      ------------      ------------      -------------
         3,838,379        5,270,285         6,026,905        (1,010,294)        3,283,673         (6,721,714)
         7,002,952           46,664         7,012,295                --         1,083,460                 --
        (1,167,102)       9,254,799        (5,750,830)       20,347,951        (2,119,612)        16,998,498
     -------------     ------------      ------------      ------------      ------------      -------------
         9,674,229       14,571,748         7,288,370        19,337,657         2,247,521         10,276,784
     -------------     ------------      ------------      ------------      ------------      -------------
     $   9,094,597     $ 13,236,535      $  6,204,599      $ 17,537,418      $  1,287,433      $  10,239,047
     =============     ============      ============      ============      ============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                     ALGER
                                                                                    AMERICAN
                                                                MAINSTAY VP          SMALL             AMSOUTH
                                                                  VALUE--       CAPITALIZATION--      ENHANCED
                                                               INITIAL CLASS     CLASS O SHARES      MARKET FUND
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  2,831,495       $         --      $     32,813
  Mortality and expense risk charges........................     (3,215,694)        (1,005,097)          (40,501)
  Administrative charges....................................       (315,473)          (101,204)               --
                                                               ------------       ------------      ------------
      Net investment income (loss)..........................       (699,672)        (1,106,301)           (7,688)
                                                               ------------       ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     40,701,543         13,523,626         3,324,952
  Cost of investments sold..................................    (40,417,499)       (10,008,611)       (2,869,633)
                                                               ------------       ------------      ------------
      Net realized gain (loss) on investments...............        284,044          3,515,015           455,319
  Realized gain distribution received.......................             --                 --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     11,731,742          8,459,154          (409,546)
                                                               ------------       ------------      ------------
      Net gain (loss) on investments........................     12,015,786         11,974,169            45,773
                                                               ------------       ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 11,316,114       $ 10,867,868      $     38,085
                                                               ============       ============      ============

                                                                JANUS ASPEN
                                                                  SERIES            MFS(R)
                                                                 WORLDWIDE         INVESTORS          MFS(R)
                                                                 GROWTH--            TRUST           RESEARCH
                                                               INSTITUTIONAL       SERIES--          SERIES--
                                                                  SHARES         INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  3,008,104      $    167,335      $    190,190
  Mortality and expense risk charges........................     (2,848,935)         (394,067)         (509,787)
  Administrative charges....................................       (323,310)          (36,555)          (50,900)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (164,141)         (263,287)         (370,497)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     57,793,068         5,948,655         9,037,315
  Cost of investments sold..................................   (105,254,106)       (6,450,480)      (11,921,440)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............    (47,461,038)         (501,825)       (2,884,125)
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     55,854,111         2,374,310         5,529,916
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      8,393,073         1,872,485         2,645,791
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  8,228,932      $  1,609,198      $  2,275,294
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                                                  TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        AMSOUTH        AMSOUTH        CALVERT        GROWTH--           VIP            EQUITY-       BALANCED--
    INTERNATIONAL    LARGE CAP       MID CAP         SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
     EQUITY FUND        FUND           FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    ---------------------------------------------------------------------------------------------------------------------------
    $    186,232    $     9,616    $   116,596    $   846,374    $        --     $  1,152,504     $  3,805,219    $ 12,218,432
         (10,551)       (59,029)       (28,310)      (641,440)      (303,627)      (5,131,537)      (2,975,680)     (7,111,503)
              --             --             --        (55,241)       (24,104)        (527,256)        (289,386)       (744,562)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         175,681        (49,413)        88,286        149,693       (327,731)      (4,506,289)         540,153       4,362,367
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         869,163      4,787,003      2,327,365      7,539,500      8,990,454       37,022,405       35,321,230     116,566,866
        (810,518)    (4,388,258)    (1,900,805)    (7,972,443)    (8,282,005)     (31,261,478)     (36,356,861)   (126,532,496)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
          58,645        398,745        426,560       (432,943)       708,449        5,760,927       (1,035,631)     (9,965,630)
              --             --             --             --             --           72,032        8,362,088              --
        (207,355)      (465,126)      (434,969)     2,181,162       (279,258)      56,261,941        1,357,195      38,444,038
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
        (148,710)       (66,381)        (8,409)     1,748,219        429,191       62,094,900        8,683,652      28,478,408
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
    $     26,971    $  (115,794)   $    79,877    $ 1,897,912    $   101,460     $ 57,588,611     $  9,223,805    $ 32,840,775
    =============   ============   ============   ============   ============   ===============   =============   =============

                     NEUBERGER                                                                  VAN KAMPEN
                       BERMAN                                      T. ROWE                         UIF
       MFS(R)           AMT                                         PRICE         VAN ECK        EMERGING
      UTILITIES       MID-CAP         ROYCE          ROYCE          EQUITY       WORLDWIDE       MARKETS
      SERIES--        GROWTH--      MICRO-CAP      SMALL-CAP        INCOME          HARD         EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO(A)   PORTFOLIO(B)    PORTFOLIO        ASSETS        CLASS I
    -------------------------------------------------------------------------------------------------------
    $     26,248    $        --    $    28,938    $        --    $ 3,450,116    $   194,470    $   223,856
         (67,195)      (103,142)       (25,476)       (48,653)    (2,917,250)    (1,394,133)      (749,103)
          (3,989)        (6,315)        (1,933)        (3,308)      (252,337)       (87,066)       (73,716)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         (44,936)      (109,457)         1,529        (51,961)       280,529     (1,286,729)      (598,963)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
       1,798,962      2,934,371        237,220        480,237     20,176,482      6,384,407      6,231,798
      (1,115,786)    (2,263,904)      (207,317)      (452,669)   (17,129,628)    (3,357,863)    (5,802,964)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         683,176        670,467         29,903         27,568      3,046,854      3,026,544        428,834
              --             --         87,431        119,725     10,428,146             --             --
          44,140        221,889        301,006        205,383     (8,300,049)    40,533,605     17,119,388
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         727,316        892,356        418,340        352,676      5,174,951     43,560,149     17,548,222
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
    $    682,380    $   782,899    $   419,869    $   300,715    $ 5,455,480    $42,273,420    $16,949,259
    ============    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
                                                                 BALANCED--       BASIC VALUE--        BOND--
                                                              SERVICE CLASS(C)    SERVICE CLASS     SERVICE CLASS
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $    582,205      $    179,825      $  2,345,711
  Mortality and expense risk charges........................        (413,777)         (321,329)         (983,574)
  Administrative charges....................................         (29,239)          (18,390)          (53,551)
                                                                ------------      ------------      ------------
      Net investment income (loss)..........................         139,189          (159,894)        1,308,586
                                                                ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       1,690,352         2,951,809         4,804,047
  Cost of investments sold..................................      (1,629,836)       (2,536,291)       (5,026,232)
                                                                ------------      ------------      ------------
      Net realized gain (loss) on investments...............          60,516           415,518          (222,185)
  Realized gain distribution received.......................         307,826           248,847                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         743,875           352,700          (861,807)
                                                                ------------      ------------      ------------
      Net gain (loss) on investments........................       1,112,217         1,017,065        (1,083,992)
                                                                ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  1,251,406      $    857,171      $    224,594
                                                                ============      ============      ============

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE         INCOME &        INTERNATIONAL
                                                                  BOND--           GROWTH--          EQUITY--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 20,058,035      $    269,263      $  1,248,700
  Mortality and expense risk charges........................     (4,495,628)         (333,707)         (936,932)
  Administrative charges....................................       (246,077)          (17,048)          (49,182)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................     15,316,330           (81,492)          262,586
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     24,903,474         1,756,853         2,442,112
  Cost of investments sold..................................    (23,247,782)       (1,440,983)       (1,832,156)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      1,655,692           315,870           609,956
  Realized gain distribution received.......................             --                --         3,389,246
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (12,821,049)          556,727           196,131
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................    (11,165,357)          872,597         4,195,333
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  4,150,973      $    791,105      $  4,457,919
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL           COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--        STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(D)    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------
     $         --      $    340,293      $  1,113,721      $         --       $  1,378,410      $  1,495,656
         (685,254)         (521,642)       (1,100,527)         (227,075)          (409,328)         (626,639)
          (33,417)          (30,056)          (60,546)          (12,421)           (33,810)          (36,004)
     ------------      ------------      ------------      ------------       ------------      ------------
         (718,671)         (211,405)          (47,352)         (239,496)           935,272           833,013
     ------------      ------------      ------------      ------------       ------------      ------------
        5,310,515         2,481,393         7,430,580         1,894,822          4,118,295         5,830,908
       (4,722,762)       (2,025,833)       (6,710,583)       (1,702,893)        (4,096,780)       (5,938,311)
     ------------      ------------      ------------      ------------       ------------      ------------
          587,753           455,560           719,997           191,929             21,515          (107,403)
               --           493,112                --                --                 --                --
        3,242,014         1,488,272         3,107,701         1,769,139           (127,369)         (518,091)
     ------------      ------------      ------------      ------------       ------------      ------------
        3,829,767         2,436,944         3,827,698         1,961,068           (105,854)         (625,494)
     ------------      ------------      ------------      ------------       ------------      ------------
     $  3,111,096      $  2,225,539      $  3,780,346      $  1,721,572       $    829,418      $    207,519
     ============      ============      ============      ============       ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP
       GROWTH--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------
     $         --      $    256,880      $         --      $    716,270      $  1,841,868      $         --
         (246,972)         (796,323)       (1,226,216)       (1,519,985)       (2,306,660)         (849,708)
          (12,985)          (40,533)          (64,989)          (76,085)         (127,095)          (47,863)
     ------------      ------------      ------------      ------------      ------------      ------------
         (259,957)         (579,976)       (1,291,205)         (879,800)         (591,887)         (897,571)
     ------------      ------------      ------------      ------------      ------------      ------------
        2,987,427         2,789,163         5,855,005         5,477,632         7,256,795         3,642,834
       (2,957,736)       (1,965,139)       (4,376,708)       (4,173,743)       (6,076,304)       (3,065,990)
     ------------      ------------      ------------      ------------      ------------      ------------
           29,691           824,024         1,478,297         1,303,889         1,180,491           576,844
               --         6,927,919            49,674         5,776,211                --         1,166,930
          727,614           195,435        12,066,986        (1,999,269)        4,864,030           771,281
     ------------      ------------      ------------      ------------      ------------      ------------
          757,305         7,947,378        13,594,957         5,080,831         6,044,521         2,515,055
     ------------      ------------      ------------      ------------      ------------      ------------
     $    497,348      $  7,367,402      $ 12,303,752      $  4,201,031      $  5,452,634      $  1,617,484
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                                       ALGER
                                                                MAINSTAY VP                           AMERICAN
                                                                   TOTAL          MAINSTAY VP          SMALL
                                                                 RETURN--           VALUE--       CAPITALIZATION--
                                                               SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    570,269      $    708,756       $         --
  Mortality and expense risk charges........................       (575,086)         (877,888)          (340,936)
  Administrative charges....................................        (28,561)          (44,787)           (20,496)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................        (33,378)         (213,919)          (361,432)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      4,043,448         3,236,340          1,973,286
  Cost of investments sold..................................     (3,690,710)       (2,615,692)        (1,564,554)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............        352,738           620,648            408,732
  Realized gain distribution received.......................             --                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,529,908         2,289,382          3,567,754
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................      1,882,646         2,910,030          3,976,486
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,849,268      $  2,696,111       $  3,615,054
                                                               ============      ============       ============

                                                                JANUS ASPEN         MFS(R)
                                                                  SERIES           INVESTORS          MFS(R)
                                                                 WORLDWIDE           TRUST           RESEARCH
                                                                 GROWTH--          SERIES--          SERIES--
                                                              SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    287,033      $     13,376      $     17,610
  Mortality and expense risk charges........................       (325,090)          (64,874)          (90,204)
  Administrative charges....................................        (19,213)           (4,141)           (5,214)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        (57,270)          (55,639)          (77,808)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      2,339,443           683,302           948,701
  Cost of investments sold..................................     (2,070,916)         (586,229)         (759,185)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        268,527            97,073           189,516
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        817,774           231,446           307,341
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      1,086,301           328,519           496,857
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,029,031      $    272,880      $    419,049
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       COLONIAL
       SMALL CAP
      VALUE FUND,       DREYFUS IP        FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       JANUS ASPEN
       VARIABLE         TECHNOLOGY            VIP               VIP               VIP             SERIES
       SERIES--          GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------------------------------------------------------------------------------------------------
     $         --      $         --      $    123,044      $  1,061,991      $         --      $  1,657,400
         (152,384)         (284,066)       (1,810,068)       (1,292,459)       (1,589,714)       (1,098,697)
          (11,047)          (17,101)         (102,657)          (70,414)         (109,668)          (64,851)
     ------------      ------------      ------------      ------------      ------------      ------------
         (163,431)         (301,167)       (1,789,681)         (300,882)       (1,699,382)          493,852
     ------------      ------------      ------------      ------------      ------------      ------------
          950,992         3,705,315         2,998,703         4,355,846         6,926,329         8,317,302
         (936,962)       (3,684,261)       (2,193,364)       (3,675,275)       (5,158,585)       (7,352,934)
     ------------      ------------      ------------      ------------      ------------      ------------
           14,030            21,054           805,339           680,571         1,767,744           964,368
           30,073                --            17,578         2,625,478         1,421,216                --
        1,058,486           779,153        20,024,706         1,271,030        17,696,876         3,401,174
     ------------      ------------      ------------      ------------      ------------      ------------
        1,102,589           800,207        20,847,623         4,577,079        20,885,836         4,365,542
     ------------      ------------      ------------      ------------      ------------      ------------
     $    939,158      $    499,040      $ 19,057,942      $  4,276,197      $ 19,186,454      $  4,859,394
     ============      ============      ============      ============      ============      ============

                         NEUBERGER
        MFS(R)          BERMAN AMT                           VAN KAMPEN        VICTORY VIF
       UTILITIES          MID-CAP        T. ROWE PRICE      UIF EMERGING       DIVERSIFIED
       SERIES--          GROWTH--        EQUITY INCOME    MARKETS EQUITY--       STOCK--
     SERVICE CLASS        CLASS S        PORTFOLIO--II        CLASS II       CLASS A SHARES
    ----------------------------------------------------------------------------------------
     $    429,108      $         --      $  1,593,065       $     84,491      $      8,446
       (1,567,797)         (119,601)       (1,616,344)          (344,382)         (157,671)
         (102,120)           (7,951)          (88,795)           (19,632)          (10,976)
     ------------      ------------      ------------       ------------      ------------
       (1,240,809)         (127,552)         (112,074)          (279,523)         (160,201)
     ------------      ------------      ------------       ------------      ------------
        7,176,681         1,211,444         3,900,130          2,067,427         1,366,301
       (5,830,739)       (1,017,234)       (3,903,990)        (1,595,031)       (1,251,443)
     ------------      ------------      ------------       ------------      ------------
        1,345,942           194,210            (3,860)           472,396           114,858
               --                --         6,095,020                 --                --
       15,148,472         1,031,216        (2,958,572)         7,406,751         1,027,657
     ------------      ------------      ------------       ------------      ------------
       16,494,414         1,225,426         3,132,588          7,879,147         1,142,515
     ------------      ------------      ------------       ------------      ------------
     $ 15,253,605      $  1,097,874      $  3,020,514       $  7,599,624      $    982,314
     ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2005
and December 31, 2004

                                                               MAINSTAY VP                   MAINSTAY VP
                                                              BASIC VALUE--                    BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (283,898)  $   (260,322)  $  3,458,862   $  4,750,511
    Net realized gain (loss) on investments..........       776,561          4,473       (216,113)     2,421,189
    Realized gain distribution received..............       503,260             --             --      2,530,840
    Change in unrealized appreciation (depreciation)
      on investments.................................       863,698      5,051,499     (1,695,916)    (3,418,356)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,859,621      4,795,650      1,546,833      6,284,184
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       506,712        747,857      2,767,660      3,862,802
    Policyowners' surrenders.........................    (4,722,273)    (3,498,688)   (22,404,095)   (20,826,615)
    Policyowners' annuity and death benefits.........      (488,878)      (560,862)    (2,569,686)    (2,721,983)
    Net transfers from (to) Fixed Account............         9,742        540,957       (796,623)    (3,943,016)
    Transfers between Investment Divisions...........    (2,700,125)     2,808,990     (8,794,964)   (27,712,958)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (7,394,822)        38,254    (31,797,708)   (51,341,770)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         3,152         (8,129)       (10,951)       (32,400)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (5,532,049)     4,825,775    (30,261,826)   (45,089,986)
NET ASSETS:
    Beginning of year................................    54,412,613     49,586,838    235,339,610    280,429,596
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 48,880,564   $ 54,412,613   $205,077,784   $235,339,610
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   DEVELOPING
                                                              CONVERTIBLE--                   GROWTH--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     34,108   $    918,126   $   (351,822)  $   (455,324)
    Net realized gain (loss) on investments..........    (1,686,870)    (4,615,441)    (1,727,399)    (1,142,594)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,790,693     12,994,494      3,790,843      2,701,305
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     9,137,931      9,297,179      1,711,622      1,103,387
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,628,185      4,036,622        280,649        344,461
    Policyowners' surrenders.........................   (16,215,627)   (15,568,502)    (2,287,383)    (2,377,746)
    Policyowners' annuity and death benefits.........    (2,571,424)    (1,843,014)      (131,140)      (212,455)
    Net transfers from (to) Fixed Account............      (905,067)      (774,552)       (73,264)       124,265
    Transfers between Investment Divisions...........   (19,430,358)      (752,012)    (2,154,394)      (299,255)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --     (6,299,024)            --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (36,494,291)   (14,901,458)   (10,664,556)    (2,420,730)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (9,556)       (38,270)         3,738         (4,558)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (27,365,916)    (5,642,549)    (8,949,196)    (1,321,901)
NET ASSETS:
    Beginning of year................................   219,113,818    224,756,367     31,641,661     32,963,562
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $191,747,902   $219,113,818   $ 22,692,465   $ 31,641,661
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                                                 MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------
    $ (4,604,615)  $ (4,552,244)  $  2,747,502   $ (1,458,785)  $ (1,374,625)  $   (193,100)
     (48,191,160)   (32,043,224)        (4,862)        (7,839)   (15,941,441)   (12,888,862)
              --             --             --             --      3,255,411             --
      72,597,965     45,162,339          8,706          2,072     30,393,360     40,339,057
    ------------   ------------   ------------   ------------   ------------   ------------
      19,802,190      8,566,871      2,751,346     (1,464,552)    16,332,705     27,257,095
    ------------   ------------   ------------   ------------   ------------   ------------
       4,838,691      6,782,048     69,148,697     82,832,764      3,306,612      4,323,036
     (37,549,052)   (33,824,586)   (43,058,610)   (44,058,355)   (29,657,868)   (24,094,330)
      (3,323,314)    (3,445,882)    (2,321,489)    (2,952,212)    (3,045,310)    (2,678,850)
      (2,035,435)    (1,179,606)    (4,002,426)   (24,138,819)    (1,552,624)        83,844
     (41,427,718)   (18,542,200)   (43,289,968)   (50,611,299)   (24,334,703)   (10,804,572)
    ------------   ------------   ------------   ------------   ------------   ------------
     (79,496,828)   (50,210,226)   (23,523,796)   (38,927,921)   (55,283,893)   (33,170,872)
    ------------   ------------   ------------   ------------   ------------   ------------
          29,814         (5,445)       (16,484)        (5,488)        23,174        (53,926)
    ------------   ------------   ------------   ------------   ------------   ------------
     (59,664,824)   (41,648,800)   (20,788,934)   (40,397,961)   (38,928,014)    (5,967,703)
     371,896,737    413,545,537    198,928,825    239,326,786    313,976,071    319,943,774
    ------------   ------------   ------------   ------------   ------------   ------------
    $312,231,913   $371,896,737   $178,139,891   $198,928,825   $275,048,057   $313,976,071
    ============   ============   ============   ============   ============   ============

                                          MAINSTAY VP
            MAINSTAY VP                    HIGH YIELD                    MAINSTAY VP
           GOVERNMENT--                 CORPORATE BOND--              INCOME & GROWTH--
           INITIAL CLASS                 INITIAL CLASS                  INITIAL CLASS
    ---------------------------   ----------------------------   ---------------------------
        2005           2004           2005            2004           2005           2004
    ----------------------------------------------------------------------------------------
    $  2,481,960   $  4,787,316   $  29,570,241   $ 42,308,686   $   (185,895)  $    166,828
      (1,005,544)        51,695       8,232,190    (11,306,892)       255,005       (191,872)
              --             --              --             --             --             --
          86,507       (895,837)    (28,361,830)    48,866,587      1,660,168      5,821,819
    ------------   ------------   -------------   ------------   ------------   ------------
       1,562,923      3,943,174       9,440,601     79,868,381      1,729,278      5,796,775
    ------------   ------------   -------------   ------------   ------------   ------------
       2,902,927      3,702,340      10,129,502     14,408,799        392,060        638,424
     (20,442,818)   (19,351,263)    (86,023,535)   (67,593,230)    (6,494,075)    (4,035,637)
      (2,682,549)    (3,331,558)    (11,158,796)    (7,783,342)      (571,081)      (460,829)
      (2,633,041)    (5,722,334)    (11,459,191)    (2,295,955)       (66,616)       257,545
     (11,771,469)   (39,390,063)    (28,971,902)     2,365,345        706,090      1,778,082
              --             --              --             --             --             --
    ------------   ------------   -------------   ------------   ------------   ------------
     (34,626,950)   (64,092,878)   (127,483,922)   (60,898,383)    (6,033,622)    (1,822,415)
    ------------   ------------   -------------   ------------   ------------   ------------
         (10,821)       (21,311)        (14,787)      (308,374)         7,591        (12,618)
    ------------   ------------   -------------   ------------   ------------   ------------
     (33,074,848)   (60,171,015)   (118,058,108)    18,661,624     (4,296,753)     3,961,742
     189,586,013    249,757,028     797,376,871    778,715,247     57,909,276     53,947,534
    ------------   ------------   -------------   ------------   ------------   ------------
    $156,511,165   $189,586,013   $ 679,318,763   $797,376,871   $ 53,612,523   $ 57,909,276
    ============   ============   =============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MAINSTAY VP                  MAINSTAY VP
                                                        INTERNATIONAL EQUITY--         LARGE CAP GROWTH--
                                                             INITIAL CLASS                INITIAL CLASS
                                                       -------------------------   ---------------------------
                                                          2005          2004           2005           2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   270,212   $  (221,628)  $ (1,167,357)  $ (1,266,866)
    Net realized gain (loss) on investments..........    2,358,275     1,419,563    (16,328,993)   (13,644,070)
    Realized gain distribution received..............    3,681,742            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (764,727)    8,352,821     18,950,222      9,803,326
                                                       -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    5,545,502     9,550,756      1,453,872     (5,107,610)
                                                       -----------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,917,215     1,460,935        914,134      1,709,414
    Policyowners' surrenders.........................   (8,000,808)   (3,884,069)    (7,272,141)    (7,391,220)
    Policyowners' annuity and death benefits.........     (445,609)     (579,519)      (982,585)    (1,077,715)
    Net transfers from (to) Fixed Account............      665,771       725,855       (555,475)       (66,344)
    Transfers between Investment Divisions...........   19,123,371    17,168,964    (12,179,379)    (9,295,560)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --            --             --             --
                                                       -----------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   13,259,940    14,892,166    (20,075,446)   (16,121,425)
                                                       -----------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          602       (26,834)        17,467         12,190
                                                       -----------   -----------   ------------   ------------
        Increase (decrease) in net assets............   18,806,044    24,416,088    (18,604,107)   (21,216,845)
NET ASSETS:
    Beginning of year................................   73,658,289    49,242,201     96,721,863    117,938,708
                                                       -----------   -----------   ------------   ------------
    End of year......................................  $92,464,333   $73,658,289   $ 78,117,756   $ 96,721,863
                                                       ===========   ===========   ============   ============

                                                              MAINSTAY VP
                                                               SMALL CAP                    MAINSTAY VP
                                                                GROWTH--                  TOTAL RETURN--
                                                             INITIAL CLASS                 INITIAL CLASS
                                                       --------------------------   ---------------------------
                                                           2005          2004           2005           2004
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (960,088)  $  (989,709)  $    (37,737)  $    540,473
    Net realized gain (loss) on investments..........     3,283,673     1,633,362     (6,721,714)    (2,943,135)
    Realized gain distribution received..............     1,083,460            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (2,119,612)    4,351,673     16,998,498     13,900,293
                                                       ------------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,287,433     4,995,326     10,239,047     11,497,631
                                                       ------------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,108,204     1,675,404      2,552,720      3,452,132
    Policyowners' surrenders.........................    (5,137,868)   (3,436,078)   (30,123,612)   (21,938,731)
    Policyowners' annuity and death benefits.........      (391,002)     (864,063)    (3,343,692)    (3,153,638)
    Net transfers from (to) Fixed Account............       375,477     1,132,036     (1,654,552)    (1,026,343)
    Transfers between Investment Divisions...........    (2,200,900)    2,943,652    (19,082,381)    (6,771,325)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....    (4,948,545)           --             --             --
                                                       ------------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   (11,194,634)    1,450,951    (51,651,517)   (29,437,905)
                                                       ------------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        19,452       (14,327)         7,119        (30,966)
                                                       ------------   -----------   ------------   ------------
        Increase (decrease) in net assets............    (9,887,749)    6,431,950    (41,405,351)   (17,971,240)
NET ASSETS:
    Beginning of year................................    72,622,433    66,190,483    246,318,683    264,289,923
                                                       ------------   -----------   ------------   ------------
    End of year......................................  $ 62,734,684   $72,622,433   $204,913,332   $246,318,683
                                                       ============   ===========   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                     MAINSTAY VP                   MAINSTAY VP
              CORE--                       GROWTH--                   MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (579,632)  $   (431,017)  $ (1,335,213)  $ (1,044,492)  $ (1,083,771)  $   (649,357)  $ (1,800,239)  $    592,787
       3,838,379        719,947      5,270,285      1,456,805      6,026,905        675,617     (1,010,294)    (1,077,273)
       7,002,952      1,246,778         46,664             --      7,012,295      1,246,854             --             --
      (1,167,102)     8,003,511      9,254,799     13,683,264     (5,750,830)    17,701,449     20,347,951     53,483,871
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,094,597      9,539,219     13,236,535     14,095,577      6,204,599     18,974,563     17,537,418     52,999,385
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,268,988      1,178,876      1,864,870      1,865,232      3,226,840      2,879,275      7,188,277      9,465,336
      (5,401,662)    (2,455,224)    (7,285,424)    (6,610,016)   (11,828,393)    (6,774,051)   (63,609,591)   (50,784,682)
        (226,874)      (230,851)      (528,759)      (744,734)      (965,803)      (675,900)    (5,791,448)    (5,238,699)
         604,095        616,720      1,367,766      1,652,851      1,462,021      1,470,263     (2,485,152)     1,154,429
      14,535,227     11,381,654     15,974,697     13,843,206     17,514,850     20,340,993    (27,840,457)      (508,570)
      (4,959,503)            --     (5,586,771)            --     (6,187,149)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,820,271     10,491,175      5,806,379     10,006,539      3,222,366     17,240,580    (92,538,371)   (45,912,186)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (7,245)       (25,793)        (5,325)       (29,628)        13,109        (56,292)        62,908        (95,632)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      14,907,623     20,004,601     19,037,589     24,072,488      9,440,074     36,158,851    (74,938,045)     6,991,567
      60,149,196     40,144,595     84,554,065     60,481,577    144,759,929    108,601,078    634,337,027    627,345,460
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 75,056,819   $ 60,149,196   $103,591,654   $ 84,554,065   $154,200,003   $144,759,929   $559,398,982   $634,337,027
    ============   ============   ============   ============   ============   ============   ============   ============

                                             ALGER
                                           AMERICAN
            MAINSTAY VP                      SMALL                        AMSOUTH                       AMSOUTH
              VALUE--                  CAPITALIZATION--                  ENHANCED                    INTERNATIONAL
           INITIAL CLASS                CLASS O SHARES                  MARKET FUND                   EQUITY FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (699,672)  $   (763,344)  $ (1,106,301)  $ (1,083,462)  $     (7,688)  $    (18,709)  $    175,681   $     (9,443)
         284,044     (1,453,022)     3,515,015      1,102,016        455,319         10,889         58,645         18,561
              --             --             --             --             --             --             --             --
      11,731,742     25,508,177      8,459,154     10,278,565       (409,546)       242,581       (207,355)       129,837
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      11,316,114     23,291,811     10,867,868     10,297,119         38,085        234,761         26,971        138,955
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,394,043      4,357,551        984,077      1,294,475        132,029        125,515           (478)        42,878
     (23,882,645)   (20,331,298)    (7,610,087)    (5,742,240)      (287,011)      (263,165)       (20,031)       (28,904)
      (2,496,604)    (2,286,653)      (445,682)      (627,422)       (60,327)        (5,652)       (12,167)            --
        (334,376)       987,792       (374,466)        14,609        206,152        411,920         57,693        203,946
      (7,636,148)     1,332,931     (1,099,152)     1,537,648     (3,020,357)       (59,649)      (804,983)         2,235
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (30,955,730)   (15,939,677)    (8,545,310)    (3,522,930)    (3,029,514)       208,969       (779,966)       220,155
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          13,269        (47,800)        (8,684)       (33,722)           391           (442)         1,006           (430)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (19,626,347)     7,304,334      2,313,874      6,740,467     (2,991,038)       443,288       (751,989)       358,680
     258,781,799    251,477,465     80,023,935     73,283,468      2,991,038      2,547,750        751,989        393,309
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $239,155,452   $258,781,799   $ 82,337,809   $ 80,023,935   $         --   $  2,991,038   $         --   $    751,989
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004


                                                                       AMSOUTH                        AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $     (49,413)  $    (53,985)  $     88,286   $    (26,687)
    Net realized gain (loss) on investments................        398,745          6,159        426,560         (2,620)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (465,126)       202,593       (434,969)       257,002
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (115,794)       154,767         79,877        227,695
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        147,893        198,977         16,300         51,416
    Policyowners' surrenders...............................       (326,496)      (304,428)      (123,822)      (128,719)
    Policyowners' annuity and death benefits...............        (92,979)       (23,711)       (64,050)       (21,436)
    Net transfers from (to) Fixed Account..................        197,162        590,151        108,226        229,951
    Transfers between Investment Divisions.................     (4,267,422)      (182,393)    (1,984,053)       110,755
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................     (4,341,842)       278,596     (2,047,399)       241,967
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            699            (48)           765           (663)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................     (4,456,937)       433,315     (1,966,757)       468,999
NET ASSETS:
    Beginning of year......................................      4,456,937      4,023,622      1,966,757      1,497,758
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $          --   $  4,456,937   $         --   $  1,966,757
                                                             =============   ============   ============   ============

                                                                     JANUS ASPEN                    JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $   4,362,367   $  4,722,954   $   (164,141)  $ (1,151,856)
    Net realized gain (loss) on investments................     (9,965,630)    (4,474,341)   (47,461,038)   (18,343,813)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................     38,444,038     40,046,366     55,854,111     26,904,789
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     32,840,775     40,294,979      8,228,932      7,409,120
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      6,104,824      8,466,524      2,980,888      4,116,985
    Policyowners' surrenders...............................    (57,130,712)   (47,771,158)   (23,957,775)   (21,215,237)
    Policyowners' annuity and death benefits...............     (6,334,256)    (6,407,812)    (2,266,780)    (2,288,198)
    Net transfers from (to) Fixed Account..................     (3,937,485)    (1,642,095)    (1,415,857)    (1,090,554)
    Transfers between Investment Divisions.................    (44,943,210)   (38,084,883)   (28,747,501)   (24,714,699)
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................   (106,240,839)   (85,439,424)   (53,407,025)   (45,191,703)
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................        (14,360)      (115,991)        22,190        (65,371)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................    (73,414,424)   (45,260,436)   (45,155,903)   (37,847,954)
NET ASSETS:
    Beginning of year......................................    599,689,869    644,950,305    255,697,462    293,545,416
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $ 526,275,445   $599,689,869   $210,541,559   $255,697,462
                                                             =============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $   149,693   $   149,618   $  (327,731)  $  (433,994)  $ (4,506,289)  $ (3,890,857)  $    540,153   $    236,947
       (432,943)     (673,123)      708,449     1,836,787      5,760,927      3,499,702     (1,035,631)      (359,754)
             --            --            --            --         72,032             --      8,362,088        843,888
      2,181,162     3,444,066      (279,258)   (2,247,143)    56,261,941     47,628,975      1,357,195     21,258,222
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,897,912     2,920,561       101,460      (844,350)    57,588,611     47,237,820      9,223,805     21,979,303
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      3,073,475     5,912,310       342,122       861,314      5,131,927      4,866,868      2,701,403      3,534,145
     (3,805,836)   (2,557,405)   (1,895,663)   (1,883,394)   (39,677,875)   (27,630,497)   (24,841,947)   (18,372,755)
       (527,515)     (313,320)     (100,315)     (139,715)    (3,216,888)    (3,331,670)    (2,318,177)    (3,457,556)
        926,146     1,320,941        42,936       273,926          5,656      1,051,962       (758,111)       519,114
     (1,401,315)    1,261,938    (4,882,662)   (1,419,495)    21,844,670     15,267,034     (2,063,781)    10,275,155
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (1,735,045)    5,624,464    (6,493,582)   (2,307,364)   (15,912,510)    (9,776,303)   (27,280,613)    (7,501,897)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (174)       (7,095)        6,563          (203)       (68,665)      (124,058)        17,767        (39,953)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        162,693     8,537,930    (6,385,559)   (3,151,917)    41,607,436     37,337,459    (18,039,041)    14,437,453
     47,582,940    39,045,010    27,684,229    30,836,146    384,494,240    347,156,781    239,928,836    225,491,383
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,745,633   $47,582,940   $21,298,670   $27,684,229   $426,101,676   $384,494,240   $221,889,795   $239,928,836
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $  (263,287)  $  (253,140)  $  (370,497)  $  (142,608)  $    (44,936)  $     (4,978)  $   (109,457)  $   (115,589)
       (501,825)     (688,954)   (2,884,125)   (3,662,424)       683,176        176,638        670,467        553,477
             --            --            --            --             --             --             --             --
      2,374,310     3,857,911     5,529,916     9,204,880         44,140        618,262        221,889        547,732
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,609,198     2,915,817     2,275,294     5,399,848        682,380        789,922        782,899        985,620
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        196,926       417,932       427,047       613,330          3,363           (847)        15,804        108,516
     (2,935,120)   (2,042,135)   (3,652,448)   (3,025,238)      (447,168)      (413,819)      (930,037)      (771,094)
       (275,666)     (393,162)     (497,283)     (454,115)       (83,132)        (8,802)       (63,167)       (21,737)
       (169,638)      167,795      (352,831)       71,907          6,645         77,535         48,691        145,863
     (1,633,353)     (972,112)   (3,057,098)     (959,730)     1,132,778      1,360,445     (1,004,540)      (586,920)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (4,816,851)   (2,821,682)   (7,132,613)   (3,753,846)       612,486      1,014,512     (1,933,249)    (1,125,372)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (735)       (7,188)           33       (15,568)        (1,017)        (2,284)            25         (3,450)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (3,208,388)       86,947    (4,857,286)    1,630,434      1,293,849      1,802,150     (1,150,325)      (143,202)
     32,103,481    32,016,534    42,547,026    40,916,592      3,945,503      2,143,353      8,167,473      8,310,675
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $28,895,093   $32,103,481   $37,689,740   $42,547,026   $  5,239,352   $  3,945,503   $  7,017,148   $  8,167,473
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                           ROYCE          ROYCE              T. ROWE PRICE
                                                         MICRO-CAP      SMALL-CAP                EQUITY
                                                         PORTFOLIO      PORTFOLIO           INCOME PORTFOLIO
                                                         ----------    -----------    ----------------------------
                                                          2005(a)        2005(b)          2005            2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $   1,529     $   (51,961)   $    280,529    $    279,178
    Net realized gain (loss) on investments..........       29,903          27,568       3,046,854       1,590,010
    Realized gain distribution received..............       87,431         119,725      10,428,146       4,468,125
    Change in unrealized appreciation (depreciation)
      on investments.................................      301,006         205,383      (8,300,049)     17,740,392
                                                         ----------    -----------    ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations..............................      419,869         300,715       5,455,480      24,077,705
                                                         ----------    -----------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,090,666       4,835,240       3,234,095       3,035,824
    Policyowners' surrenders.........................      (71,899)       (139,836)    (18,779,481)    (12,445,881)
    Policyowners' annuity and death benefits.........           --          (8,085)     (1,603,019)     (1,401,414)
    Net transfers from (to) Fixed Account............      538,556         755,429       1,601,514       2,335,449
    Transfers between Investment Divisions...........    2,720,035       7,065,329      20,577,880      22,298,176
                                                         ----------    -----------    ------------    ------------
      Net contributions and (withdrawals)............    6,277,358      12,508,077       5,030,989      13,822,154
                                                         ----------    -----------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (527)           (173)         22,332         (51,858)
                                                         ----------    -----------    ------------    ------------
        Increase (decrease) in net assets............    6,696,700      12,808,619      10,508,801      37,848,001
NET ASSETS:
    Beginning of year................................           --              --     210,362,003     172,514,002
                                                         ----------    -----------    ------------    ------------
    End of year......................................    $6,696,700    $12,808,619    $220,870,804    $210,362,003
                                                         ==========    ===========    ============    ============

                                                                   VAN ECK                      VAN KAMPEN
                                                                  WORLDWIDE                    UIF EMERGING
                                                                    HARD                     MARKETS EQUITY--
                                                                   ASSETS                        CLASS I
                                                         ---------------------------    --------------------------
                                                             2005           2004           2005           2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $ (1,286,729)   $  (355,555)   $  (598,963)   $  (323,589)
    Net realized gain (loss) on investments..........       3,026,544        891,456        428,834     (2,237,707)
    Realized gain distribution received..............              --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      40,533,605      6,253,833     17,119,388     10,682,534
                                                         ------------    -----------    -----------    -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      42,273,420      6,789,734     16,949,259      8,121,238
                                                         ------------    -----------    -----------    -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      27,532,054     11,138,000        992,832        756,714
    Policyowners' surrenders.........................      (6,170,999)    (1,729,565)    (4,322,313)    (3,406,142)
    Policyowners' annuity and death benefits.........        (665,627)      (175,456)      (341,883)      (470,417)
    Net transfers from (to) Fixed Account............       7,877,285      2,669,176        553,977        311,044
    Transfers between Investment Divisions...........      51,392,846     11,071,374     12,581,674      2,549,112
                                                         ------------    -----------    -----------    -----------
      Net contributions and (withdrawals)............      79,965,559     22,973,529      9,464,287       (259,689)
                                                         ------------    -----------    -----------    -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (89,805)       (21,840)       (23,644)       (30,453)
                                                         ------------    -----------    -----------    -----------
        Increase (decrease) in net assets............     122,149,174     29,741,423     26,389,902      7,831,096
NET ASSETS:
    Beginning of year................................      47,789,322     18,047,899     48,290,956     40,459,860
                                                         ------------    -----------    -----------    -----------
    End of year......................................    $169,938,496    $47,789,322    $74,680,858    $48,290,956
                                                         ============    ===========    ===========    ===========

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2005
and December 31, 2004

                                                        MAINSTAY VP                    MAINSTAY VP
                                                        BALANCED--                    BASIC VALUE--
                                                       SERVICE CLASS                  SERVICE CLASS
                                                       -------------         -------------------------------
                                                          2005(C)               2005               2004(E)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $   139,189          $  (159,894)        $   (67,395)
    Net realized gain (loss) on investments..........        60,516              415,518             241,967
    Realized gain distribution received..............       307,826              248,847                  --
    Change in unrealized appreciation (depreciation)
      on investments.................................       743,875              352,700           1,279,898
                                                        -----------          -----------         -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,251,406              857,171           1,454,470
                                                        -----------          -----------         -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    27,013,045            4,149,122          10,037,234
    Policyowners' surrenders.........................    (1,212,614)            (959,099)           (541,140)
    Policyowners' annuity and death benefits.........       (51,998)            (102,098)            (16,205)
    Net transfers from (to) Fixed Account............    10,080,984            1,343,499           2,129,230
    Transfers between Investment Divisions...........    39,900,659             (983,522)          1,081,684
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     5,000,000                   --                  --
                                                        -----------          -----------         -----------
      Net contributions and (withdrawals)............    80,730,076            3,447,902          12,690,803
                                                        -----------          -----------         -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (749)                 760              (1,895)
                                                        -----------          -----------         -----------
        Increase (decrease) in net assets............    81,980,733            4,305,833          14,143,378
NET ASSETS:
    Beginning of year................................            --           19,850,375           5,706,997
                                                        -----------          -----------         -----------
    End of year......................................   $81,980,733          $24,156,208         $19,850,375
                                                        ===========          ===========         ===========

                                                                MAINSTAY VP                    MAINSTAY VP
                                                            DEVELOPING GROWTH--              FLOATING RATE--
                                                               SERVICE CLASS                  SERVICE CLASS
                                                       ------------------------------        ---------------
                                                          2005              2004(E)              2005(D)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (239,496)       $  (137,361)         $   935,272
    Net realized gain (loss) on investments..........      191,929             73,680               21,515
    Realized gain distribution received..............           --                 --                   --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,769,139            782,042             (127,369)
                                                       -----------        -----------          -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,721,572            718,361              829,418
                                                       -----------        -----------          -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    4,012,815          7,124,597           26,320,010
    Policyowners' surrenders.........................     (643,530)          (309,470)          (1,146,772)
    Policyowners' annuity and death benefits.........      (58,254)           (22,050)             (41,230)
    Net transfers from (to) Fixed Account............      712,355          1,528,709            7,173,211
    Transfers between Investment Divisions...........     (817,964)           152,924           22,239,455
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --                 --           22,500,000
                                                       -----------        -----------          -----------
      Net contributions and (withdrawals)............    3,205,422          8,474,710           77,044,674
                                                       -----------        -----------          -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (376)            (1,318)              (2,324)
                                                       -----------        -----------          -----------
        Increase (decrease) in net assets............    4,926,618          9,191,753           77,871,768
NET ASSETS:
    Beginning of year................................   13,430,349          4,238,596                   --
                                                       -----------        -----------          -----------
    End of year......................................  $18,356,967        $13,430,349          $77,871,768
                                                       ===========        ===========          ===========

Not all investment divisions are available under all policies.
(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.
(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MainStay VP                  MainStay VP                  MAINSTAY VP                 MAINSTAY VP
             Bond--               Capital Appreciation--           COMMON STOCK--               CONVERTIBLE--
          Service Class                Service Class                SERVICE CLASS               SERVICE CLASS
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $ 1,308,586   $ 1,263,428   $   (718,671)  $   (436,405)  $  (211,405)  $    31,617   $   (47,352)  $   453,711
       (222,185)     (120,641)       587,753        138,540       455,560       104,390       719,997       181,638
             --       583,451             --             --       493,112            --            --            --
       (861,807)     (806,292)     3,242,014      1,516,420     1,488,272     2,151,066     3,107,701     2,142,049
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        224,594       919,946      3,111,096      1,218,555     2,225,539     2,287,073     3,780,346     2,777,398
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     20,677,920    28,326,752      9,222,902     23,617,625     8,746,610    15,004,613    14,819,794    32,545,228
     (3,051,666)   (1,630,614)    (2,266,097)      (923,834)   (1,383,666)     (661,788)   (3,036,382)   (1,718,393)
       (443,548)     (229,185)      (213,149)       (48,557)      (59,276)      (13,750)     (531,969)      (90,073)
      5,064,033     8,056,169      1,807,299      5,080,974     2,215,010     3,151,764     5,511,448    11,513,571
       (495,886)       55,370     (3,504,257)      (492,509)     (674,975)      965,360    (4,754,399)       73,250
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,750,853    34,578,492      5,046,698     27,233,699     8,843,703    18,446,199    12,008,492    42,323,583
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,494)       (4,791)         2,222            (40)        1,282        (3,291)       (5,538)       (7,685)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,972,953    35,493,647      8,160,016     28,452,214    11,070,524    20,729,981    15,783,300    45,093,296
     54,382,220    18,888,573     43,339,891     14,887,677    30,527,548     9,797,567    67,712,173    22,618,877
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $76,355,173   $54,382,220   $ 51,499,907   $ 43,339,891   $41,598,072   $30,527,548   $83,495,473   $67,712,173
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

                                        MainStay VP
           MainStay VP                  High Yield                   MainStay VP                 MainStay VP
          Government--               Corporate Bond--             Income & Growth--        International Equity--
          Service Class                Service Class                Service Class               Service Class
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $   833,013   $ 1,024,910   $ 15,316,330   $ 13,913,633   $   (81,492)  $   108,061   $   262,586   $   (43,116)
       (107,403)     (128,103)     1,655,692        361,833       315,870        86,092       609,956        95,246
             --            --             --             --            --            --     3,389,246            --
       (518,091)     (455,402)   (12,821,049)     4,263,691       556,727     1,079,250       196,131     4,938,118
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        207,519       441,405      4,150,973     18,539,157       791,105     1,273,403     4,457,919     4,990,248
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,346,884    19,050,338    105,292,069    135,148,403     7,218,166     9,312,918    27,433,954    23,853,952
     (2,177,410)   (1,380,706)   (13,390,923)    (5,501,123)   (1,126,645)     (422,105)   (2,052,895)     (710,428)
       (282,116)      (49,221)    (2,288,734)      (646,595)     (128,740)      (30,053)     (475,687)     (128,863)
      4,616,652     4,873,982     22,835,470     24,002,067     3,219,377     2,302,058     6,842,420     5,109,965
     (1,924,506)     (316,483)   (20,282,240)     5,903,008       636,212       326,344     4,093,676     3,086,439
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,579,504    22,177,910     92,165,642    158,905,760     9,818,370    11,489,162    35,841,468    31,211,065
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,008)       (2,564)       (11,440)       (58,909)        2,088        (1,969)       (1,709)      (12,377)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,785,015    22,616,751     96,305,175    177,386,008    10,611,563    12,760,596    40,297,678    36,188,936
     35,721,047    13,104,296    253,812,622     76,426,614    16,714,094     3,953,498    44,769,595     8,580,659
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $49,506,062   $35,721,047   $350,117,797   $253,812,622   $27,325,657   $16,714,094   $85,067,273   $44,769,595
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MainStay VP                 MainStay VP
                                                          Large Cap Growth--            Mid Cap Core--
                                                             Service Class               Service Class
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (259,957)  $  (190,563)  $  (579,976)  $  (217,792)
    Net realized gain (loss) on investments..........       29,691        16,757       824,024       120,785
    Realized gain distribution received..............           --            --     6,927,919       774,026
    Change in unrealized appreciation (depreciation)
      on investments.................................      727,614      (106,780)      195,435     4,387,762
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      497,348      (280,586)    7,367,402     5,064,781
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,987,436     9,002,711    20,930,769    18,091,012
    Policyowners' surrenders.........................     (779,103)     (607,575)   (2,059,284)     (727,901)
    Policyowners' annuity and death benefits.........     (160,302)      (45,733)     (688,829)      (47,234)
    Net transfers from (to) Fixed Account............    1,058,069     2,292,436     5,105,394     4,277,750
    Transfers between Investment Divisions...........   (1,576,678)     (966,782)    6,048,873     2,489,388
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    2,529,422     9,675,057    29,336,923    24,083,015
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        2,749         1,502        (8,082)      (11,921)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    3,029,519     9,395,973    36,696,243    29,135,875
NET ASSETS:
    Beginning of year................................   16,510,727     7,114,754    37,565,560     8,429,685
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $19,540,246   $16,510,727   $74,261,803   $37,565,560
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (33,378)  $   135,182   $  (213,919)  $   (43,521)
    Net realized gain (loss) on investments..........      352,738       154,606       620,648       309,475
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,529,908     1,111,906     2,289,382     3,379,065
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,849,268     1,401,694     2,696,111     3,645,019
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    8,878,845    17,926,443    15,172,383    25,919,825
    Policyowners' surrenders.........................   (1,821,281)     (884,719)   (2,350,138)     (974,606)
    Policyowners' annuity and death benefits.........     (122,041)      (28,772)     (270,747)      (10,553)
    Net transfers from (to) Fixed Account............    2,334,240     4,809,650     3,803,296     6,144,530
    Transfers between Investment Divisions...........   (2,428,851)     (704,132)       91,286     1,352,930
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    6,840,912    21,118,470    16,446,080    32,432,126
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          345        (2,608)        2,085        (5,918)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    8,690,525    22,517,556    19,144,276    36,071,227
NET ASSETS:
    Beginning of year................................   34,204,315    11,686,759    50,586,214    14,514,987
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $42,894,840   $34,204,315   $69,730,490   $50,586,214
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP
         MID CAP GROWTH--             MID CAP VALUE--               S&P 500 INDEX--            SMALL CAP GROWTH--
          SERVICE CLASS                SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS
    --------------------------   --------------------------   ---------------------------   -------------------------
        2005         2004(e)         2005         2004(e)         2005         2004(e)         2005         2004(e)
    -----------------------------------------------------------------------------------------------------------------
    $ (1,291,205)  $  (575,564)  $   (879,800)  $  (173,943)  $   (591,887)  $    471,681   $  (897,571)  $  (487,206)
       1,478,297       677,570      1,303,889       140,015      1,180,491        272,518       576,844       212,295
          49,674            --      5,776,211       614,383             --             --     1,166,930            --
      12,066,986     9,017,157     (1,999,269)    7,035,664      4,864,030      8,340,201       771,281     4,008,944
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      12,303,752     9,119,163      4,201,031     7,616,119      5,452,634      9,084,400     1,617,484     3,734,033
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      29,662,492    29,060,538     40,062,950    34,795,764     44,159,025     70,753,569    16,593,575    26,608,690
      (3,136,101)   (1,306,305)    (3,835,441)   (1,361,139)    (5,910,120)    (3,005,687)   (2,068,567)   (1,423,298)
        (327,561)     (142,289)      (381,359)      (47,597)      (782,201)      (268,779)     (364,896)      (91,716)
       5,408,415     6,356,741     11,498,158     8,978,905     12,064,774     15,775,645     3,394,355     6,127,312
       5,234,721     1,974,479      3,667,262     4,910,904     (4,203,026)     2,375,002    (1,230,278)      753,456
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      36,841,966    35,943,164     51,011,570    47,276,837     45,328,452     85,629,750    16,324,189    31,974,444
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
          (8,924)      (16,684)         6,653       (18,810)        10,467        (11,840)       13,980        (7,084)
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      49,136,794    45,045,643     55,219,254    54,874,146     50,791,553     94,702,310    17,955,653    35,701,393
      60,786,328    15,740,685     71,481,696    16,607,550    132,814,613     38,112,303    49,319,832    13,618,439
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
    $109,923,122   $60,786,328   $126,700,950   $71,481,696   $183,606,166   $132,814,613   $67,275,485   $49,319,832
    ============   ===========   ============   ===========   ============   ============   ===========   ===========

                                     Colonial Small
      Alger American Small          Cap Value Fund,          Dreyfus IP Technology          Fidelity(R) VIP
        Capitalization--           Variable Series--               Growth--                 CONTRAFUND(R)--
         Class S Shares                 Class B                 Service Shares              SERVICE CLASS 2
    -------------------------   ------------------------   -------------------------   --------------------------
       2005         2004(e)        2005        2004(f)        2005         2004(e)         2005         2004(e)
    -------------------------------------------------------------------------------------------------------------
    $  (361,432)  $  (165,727)  $  (163,431)  $    3,033   $  (301,167)  $  (226,976)  $ (1,789,681)  $  (709,526)
        408,732       118,747        14,030          203        21,054       113,983        805,339       113,070
             --            --        30,073       27,573            --            --         17,578            --
      3,567,754     1,876,029     1,058,486        1,048       779,153        80,024     20,024,706     8,705,990
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      3,615,054     1,829,049       939,158       31,857       499,040       (32,969)    19,057,942     8,109,534
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      8,942,206     9,106,509     8,920,496      817,168     4,545,221    10,108,446     50,357,609    44,851,838
       (990,842)     (401,534)     (329,847)         (24)     (992,000)     (584,616)    (4,079,261)   (1,456,588)
        (38,847)      (13,407)      (23,212)          --       (48,211)      (23,572)      (693,129)     (134,820)
      1,679,703     1,847,356     1,952,669       49,822       970,095     2,146,155     12,356,894    10,791,287
      1,114,522     1,575,086     8,661,121      650,198    (2,261,557)     (358,894)     8,543,713     5,045,675
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     10,706,742    12,114,010    19,181,227    1,517,164     2,213,548    11,287,519     66,485,826    59,097,392
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
         (4,299)       (4,150)       (1,498)         (19)        3,777           354        (28,651)      (17,820)
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     14,317,497    13,938,909    20,118,887    1,549,002     2,716,365    11,254,904     85,515,117    67,189,106
     18,296,974     4,358,065     1,549,002           --    19,449,200     8,194,296     86,404,805    19,215,699
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
    $32,614,471   $18,296,974   $21,667,889   $1,549,002   $22,165,565   $19,449,200   $171,919,922   $86,404,805
    ===========   ===========   ===========   ==========   ===========   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                            FIDELITY(R) VIP              FIDELITY(R) VIP
                                                            EQUITY-INCOME--                 MID CAP--
                                                            SERVICE CLASS 2              SERVICE CLASS 2
                                                       --------------------------   --------------------------
                                                           2005         2004(e)         2005          2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (300,882)  $  (320,657)  $ (1,699,382)  $  (484,984)
    Net realized gain (loss) on investments..........       680,571       157,958      1,767,744       176,170
    Realized gain distribution received..............     2,625,478        83,974      1,421,216            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,271,030     5,156,865     17,696,876    10,086,422
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,276,197     5,078,140     19,186,454     9,777,608
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    28,787,807    37,912,960     28,868,064    27,676,531
    Policyowners' surrenders.........................    (3,389,737)   (1,455,786)    (5,769,740)   (1,346,299)
    Policyowners' annuity and death benefits.........      (441,233)      (85,116)      (662,133)     (169,701)
    Net transfers from (to) Fixed Account............     8,175,528     7,529,061      8,167,408     5,792,542
    Transfers between Investment Divisions...........      (354,091)    2,936,845     26,584,995    27,377,145
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............    32,778,274    46,837,964     57,188,594    59,330,218
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         1,936        (7,101)       (29,927)      (20,415)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............    37,056,407    51,909,003     76,345,121    69,087,411
NET ASSETS:
    Beginning of year................................    69,156,757    17,247,754     74,151,605     5,064,194
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $106,213,164   $69,156,757   $150,496,726   $74,151,605
                                                       ============   ===========   ============   ===========

                                                                 MFS(R)                NEUBERGER BERMAN AMT
                                                           UTILITIES SERIES--            MID-CAP GROWTH--
                                                             SERVICE CLASS                   CLASS S
                                                       --------------------------   --------------------------
                                                           2005         2004(g)         2005         2004(e)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,240,809)  $  (118,759)  $   (127,552)  $   (42,285)
    Net realized gain (loss) on investments..........     1,345,942        32,251        194,210        44,444
    Realized gain distribution received..............            --            --             --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    15,148,472     4,016,228      1,031,216       597,813
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    15,253,605     3,929,720      1,097,874       599,972
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    50,779,985    12,619,966      2,931,211     3,566,648
    Policyowners' surrenders.........................    (5,952,786)     (357,193)      (386,653)      (84,158)
    Policyowners' annuity and death benefits.........      (405,223)      (49,452)       (51,635)           --
    Net transfers from (to) Fixed Account............    14,126,974     2,379,686        612,913       730,692
    Transfers between Investment Divisions...........    72,684,839    21,241,132      1,432,364       453,983
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............   131,233,789    35,834,139      4,538,200     4,667,165
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (24,394)       (6,965)          (832)       (1,508)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............   146,463,000    39,756,894      5,635,242     5,265,629
NET ASSETS:
    Beginning of year................................    39,914,766       157,872      5,784,077       518,448
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $186,377,766   $39,914,766   $ 11,419,319   $ 5,784,077
                                                       ============   ===========   ============   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       Janus Aspen Series          Janus Aspen Series          MFS(R) INVESTORS               MFS(R)
           Balanced--              Worldwide Growth--           TRUST SERIES--           RESEARCH SERIES--
         Service Shares              Service Shares              SERVICE CLASS             SERVICE CLASS
    -------------------------   -------------------------   -----------------------   -----------------------
       2005         2004(e)        2005         2004(e)        2005       2004(e)        2005       2004(e)
    ---------------------------------------------------------------------------------------------------------
    $   493,852   $   583,599   $   (57,270)  $   (54,547)  $  (55,639)  $  (26,813)  $  (77,808)  $  (25,827)
        964,368       147,574       268,527       115,752       97,073       25,554      189,516       37,936
             --            --            --            --           --           --           --           --
      3,401,174     3,015,545       817,774       643,853      231,446      301,264      307,341      501,466
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
      4,859,394     3,746,718     1,029,031       705,058      272,880      300,005      419,049      513,575
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     18,494,217    29,613,727     5,609,822    10,432,636    1,418,895    1,826,405    1,998,126    2,116,731
     (3,402,173)   (1,721,304)   (1,142,893)     (553,518)    (311,090)    (107,551)    (252,805)    (144,050)
     (1,069,747)     (171,981)     (259,249)       (6,553)      (5,043)      (5,251)     (17,585)      (4,190)
      5,685,563     8,893,450     1,265,928     2,295,374      373,941      478,904      458,324      538,998
     (3,935,060)       66,432      (999,603)      282,848       74,354       11,871     (115,428)     238,485
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     15,772,800    36,680,324     4,474,005    12,450,787    1,551,057    2,204,378    2,070,632    2,745,974
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
         (4,496)       (8,595)        1,214        (2,741)        (352)        (579)        (360)      (1,179)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     20,627,698    40,418,447     5,504,250    13,153,104    1,823,585    2,503,804    2,489,321    3,258,370
     65,054,050    24,635,603    20,323,598     7,170,494    3,622,761    1,118,957    5,032,178    1,773,808
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
    $85,681,748   $65,054,050   $25,827,848   $20,323,598   $5,446,346   $3,622,761   $7,521,499   $5,032,178
    ===========   ===========   ===========   ===========   ==========   ==========   ==========   ==========

                                      Van Kampen UIF               Victory VIF
          T. Rowe Price                  Emerging                  Diversified
          Equity Income              Markets Equity--                Stock--
          Portfolio--II                  Class II                 Class A Shares
    --------------------------   -------------------------   ------------------------
        2005         2004(e)        2005         2004(e)        2005        2004(h)
    ---------------------------------------------------------------------------------
    $   (112,074)  $    33,866   $  (279,523)  $   (65,856)  $  (160,201)  $    3,493
          (3,860)     (129,339)      472,396       202,906       114,858       18,027
       6,095,020     1,456,677            --            --            --           --
      (2,958,572)    5,825,328     7,406,751     1,869,318     1,027,657      317,404
    ------------   -----------   -----------   -----------   -----------   ----------
       3,020,514     7,186,532     7,599,624     2,006,368       982,314      338,924
    ------------   -----------   -----------   -----------   -----------   ----------
      42,104,279    41,425,016    13,259,666     7,763,796     3,506,384    2,388,147
      (4,028,106)   (1,767,134)     (941,566)     (290,705)     (496,951)    (218,206)
        (636,088)     (123,624)      (80,289)       (5,113)       (9,355)          --
      11,547,871     9,224,798     1,955,206     1,178,214     1,589,358      461,479
       5,878,403     5,787,228     4,328,730       706,355     4,884,430    2,885,624
    ------------   -----------   -----------   -----------   -----------   ----------
      54,866,359    54,546,284    18,521,747     9,352,547     9,473,866    5,517,044
    ------------   -----------   -----------   -----------   -----------   ----------
           8,167       (12,074)      (11,874)       (6,235)       (1,089)        (499)
    ------------   -----------   -----------   -----------   -----------   ----------
      57,895,040    61,720,742    26,109,497    11,352,680    10,455,091    5,855,469
      79,569,828    17,849,086    14,223,839     2,871,159     5,855,469           --
    ------------   -----------   -----------   -----------   -----------   ----------
    $137,464,868   $79,569,828   $40,333,336   $14,223,839   $16,310,560   $5,855,469
    ============   ===========   ===========   ===========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity [including policies formerly known as AmSouth Premium Plus Variable Annuity]), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity [including policies formerly known as AmSouth Premium Plus II Variable Annuity]). Pursuant to an order of approval issued by the Securities and Exchange Commission on October 31, 2005, NYLIAC substituted shares of the AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund held by NYLIAC Variable Annuity Separate Account-III with shares of the MainStay VP S&P 500 Index Portfolio, MainStay VP International Equity Portfolio, MainStay VP Value Portfolio and Fidelity VIP Mid Cap Portfolio, respectively. Effective December 1, 2005, the AmSouth Premium Plus Variable Annuity policies were renamed MainStay Premium Plus Variable Annuity and the AmSouth Premium Plus II Variable Annuity policies were renamed MainStay Premium Plus II Variable Annuity. Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity.

  The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The MainStay VP Cash Management, Calvert Social Balanced, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced - Service Class, MainStay VP Floating Rate - Service Class, Colonial Small Cap Value Fund, Variable
Series - Class B, Fidelity VIP Mid Cap - Service Class 2 and Victory VIF Diversified Stock - Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Basic Value--Initial Class(1)
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(2)
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class(3)
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth--Initial Class(4)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class(5)
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(6)
MainStay VP S&P 500 Index--Initial Class(7)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Basic Value--Service Class(8)
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(9)
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class(10)
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Income & Growth--Service Class(11)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class(12)
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(13)
MainStay VP S&P 500 Index--Service Class(14)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

      Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Dreyfus Large Company Value--Initial Class

  (2) Formerly MainStay VP Growth Equity--Initial Class

  (3) Formerly MainStay VP Lord Abbett Developing Growth--Initial Class

  (4) Formerly MainStay VP American Century Income & Growth--Initial Class

  (5) Formerly MainStay VP Growth--Initial Class

  (6) Formerly MainStay VP Equity Income--Initial Class

  (7) Formerly MainStay VP Indexed Equity--Initial Class

  (8) Formerly MainStay VP Dreyfus Large Company Value--Service Class

  (9) Formerly MainStay VP Growth Equity--Service Class

 (10) Formerly MainStay VP Lord Abbett Developing Growth--Service Class

 (11) Formerly MainStay VP American Century Income & Growth--Service Class

 (12) Formerly MainStay VP Growth--Service Class

 (13) Formerly MainStay VP Equity Income--Service Class

 (14) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies".

  This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2005, the investments of the Separate Account are as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        4,225                  15,644                  13,454
Identified cost...........................      $41,754                $213,679                $390,603


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        6,445                   6,775                   5,489
Identified cost...........................      $77,398                $ 92,829                $ 61,638

  Investment activity for the year ended December 31, 2005 was as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $ 2,601                 $10,272                 $ 1,755
Proceeds from sales.......................        9,794                  38,684                  85,728


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $25,611                 $ 1,426                 $23,719
Proceeds from sales.......................        8,364                  22,713                  11,433

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        177,006            12,771            16,270             2,242            14,918             71,150             4,532
       $177,002          $289,646          $171,517           $17,765          $164,747           $635,321           $48,481


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
          7,657            12,552            22,237             5,652            11,779            13,888             3,490
       $ 72,624          $128,914          $576,036           $49,286          $222,732          $206,983           $55,614

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $142,822           $ 7,837          $  4,708           $ 1,201           $11,446           $ 83,312           $ 3,581
        165,575            61,302            41,316            12,234            43,694            181,004             9,810


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 19,867           $33,641          $ 13,372           $ 5,248           $ 4,527          $  9,069           $ 3,866
         15,220            24,442           107,744            16,334            56,068            40,702            13,524

--------------------------------------------------------------------------------


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Number of shares..............        --              --                  --               --             24,665
Identified cost...............    $   --          $   --            $     --          $    --           $ 45,247

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Number of shares..............         221             347                 537            1,325             10,172
Identified cost...............      $4,204          $5,435            $  6,444          $12,610           $196,865


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Purchases.....................    $  276          $  263            $    379          $   361           $  5,958
Proceeds from sales...........     3,325             869               4,787            2,327              7,539

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Purchases.....................      $2,369          $  890            $  6,651          $13,062           $ 35,968
Proceeds from sales...........       1,799           2,934                 237              480             20,176

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          2,366            13,780             8,735            20,525             7,559             1,503             2,307
        $20,028          $326,535          $193,861          $498,837          $296,579          $ 26,136          $ 36,473


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
          6,140              5,088
       $119,506           $ 46,620

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 2,186          $ 16,722           $16,863          $ 14,538          $  4,117          $    853          $  1,545
          8,990            37,022            35,321           116,567            57,793             5,949             9,037


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
        $85,199           $ 15,155
          6,384              6,232

--------------------------------------------------------------------------------


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       7,837               2,086               5,829                2,227                1,933
Identified cost.........     $81,081             $22,130             $79,144             $ 46,025             $ 37,382


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       1,700               5,438               8,161               10,342                7,314
Identified cost.........     $18,574             $69,140             $88,030             $120,704             $168,628


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $82,711             $ 6,428             $27,816             $ 9,671              $11,581
Proceeds from sales.....       1,690               2,952               4,804               5,311                2,481


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $ 5,252             $38,457             $41,476             $61,585              $52,106
Proceeds from sales.....       2,987               2,789               5,855               5,478                7,257

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    7,100......             1,824             7,761             4,725             36,734             2,313             5,941
    77,5$79.....          $15,709           $77,009           $51,066           $360,316           $25,490          $ 79,383

                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    6,096......             2,469             4,055             1,394              1,215             2,490             5,610
    61,7$79.....          $40,088           $63,166           $27,005           $ 20,584           $20,883          $142,104

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    19,4$12.....          $ 4,877           $81,106           $20,239           $132,692           $11,510           $41,957
    7,431......             1,895             4,118             5,831             24,903             1,757             2,442


                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    20,2$79.....          $10,878           $19,471           $12,349           $ 19,972           $ 5,592           $67,632
    3,643......             4,043             3,236             1,973                951             3,705             2,999

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        4,227             4,355              3,229                935                285               462
Identified cost......      $98,463          $122,892           $ 78,614            $23,937            $ 4,863            $6,621

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $39,400          $ 64,049           $ 24,607            $ 6,805            $ 2,184            $2,951
Proceeds from
sales................        4,356             6,926              8,317              2,339                683               949

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
           7,945               570              6,331              2,752              1,372
        $168,005          $  9,816           $133,565            $30,976            $15,013

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
        $137,849          $  5,655           $ 64,774            $20,402            $10,710
           7,177             1,211              3,900              2,067              1,366

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity policies), which are also part of Series III and MainStay Premium Plus II Variable Annuity policies (including policies formerly known as AmSouth Premium Plus II Variable Annuity), which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity) and MainStay Premium Plus II Variable Annuity (including policies formerly known as AmSouth Premium Plus II Variable Annuity), there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:


                                                                    MAINSTAY VP                     MAINSTAY VP
                                                                   BASIC VALUE--                      BOND--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                                -------------------           -----------------------
                                                                2005           2004            2005             2004
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................     41            232               138              200
Units Redeemed..............................................    (479)          (297)          (1,573)          (2,470)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (438)          (65)           (1,435)          (2,270)
                                                                ====           ====           ======           ======
SERIES II POLICIES
Units Issued................................................      1              1                 6               --
Units Redeemed..............................................     (8)            (3)              (15)             (25)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     (7)            (2)               (9)             (25)
                                                                ====           ====           ======           ======
SERIES III POLICIES
Units Issued................................................     14            139                25               37
Units Redeemed..............................................    (237)          (92)             (594)          (1,014)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (223)           47              (569)            (977)
                                                                ====           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................      5             15                39               43
Units Redeemed..............................................    (17)           (12)             (157)            (319)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (12)             3              (118)            (276)
                                                                ====           ====           ======           ======
SERIES V POLICIES
Units Issued................................................     --             16                 2                1
Units Redeemed..............................................     --             --                (2)              (9)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             16                --               (8)
                                                                ====           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................     --             --                --               --
Units Redeemed..............................................     --             --                --               --
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             --                --               --
                                                                ====           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP
          CAPITAL                               MAINSTAY VP       MAINSTAY VP
      APPRECIATION--         MAINSTAY VP      COMMON STOCK--     CONVERTIBLE--
       INITIAL CLASS       CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS
    -------------------   -----------------   ---------------   ---------------
     2005       2004       2005      2004      2005     2004     2005     2004
    ---------------------------------------------------------------------------
       283        352      15,639    12,261      143      191      131      201
    (4,713)    (3,337)    (33,050)  (42,654)  (2,377)  (1,712)  (1,616)  (1,016)
    ------     ------     -------   -------   ------   ------   ------   ------
    (4,430)    (2,985)    (17,411)  (30,393)  (2,234)  (1,521)  (1,485)    (815)
    ======     ======     =======   =======   ======   ======   ======   ======
        --          2       1,330     1,341       --        2        2        3
       (40)       (24)     (1,616)   (1,380)     (27)     (17)     (29)     (18)
    ------     ------     -------   -------   ------   ------   ------   ------
       (40)       (22)       (286)      (39)     (27)     (15)     (27)     (15)
    ======     ======     =======   =======   ======   ======   ======   ======
        55        227      14,676    23,814       40      142       49      112
      (807)      (710)    (15,902)  (32,703)    (600)    (374)  (1,004)    (280)
    ------     ------     -------   -------   ------   ------   ------   ------
      (752)      (483)     (1,226)   (8,889)    (560)    (232)    (955)    (168)
    ======     ======     =======   =======   ======   ======   ======   ======
        22         55      20,549    24,505       23       31       29       67
      (120)       (61)    (19,326)  (23,347)     (74)     (45)    (129)     (63)
    ------     ------     -------   -------   ------   ------   ------   ------
       (98)        (6)      1,223     1,158      (51)     (14)    (100)       4
    ======     ======     =======   =======   ======   ======   ======   ======
         2         --       1,798     3,216        4        5        1        7
        (5)        --      (2,011)   (2,910)      (6)      (1)      (3)      (3)
    ------     ------     -------   -------   ------   ------   ------   ------
        (3)        --        (213)      306       (2)       4       (2)       4
    ======     ======     =======   =======   ======   ======   ======   ======
        --         --      12,863    15,234       --       --       --       --
        --         --     (14,764)   (8,387)      --       --       --       --
    ------     ------     -------   -------   ------   ------   ------   ------
        --         --      (1,901)    6,847       --       --       --       --
    ======     ======     =======   =======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP
                                                                     DEVELOPING                       MAINSTAY VP
                                                                      GROWTH--                       GOVERNMENT--
                                                                    INITIAL CLASS                    INITIAL CLASS
                                                                ---------------------           -----------------------
                                                                 2005            2004            2005             2004
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................        26            29               152              205
Units Redeemed..............................................    (1,234)          (306)          (1,644)          (3,140)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................    (1,208)          (277)          (1,492)          (2,935)
                                                                ======           ====           ======           ======
SERIES II POLICIES
Units Issued................................................         2            --                 4               --
Units Redeemed..............................................        (2)           (7)              (35)             (45)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            (7)              (31)             (45)
                                                                ======           ====           ======           ======
SERIES III POLICIES
Units Issued................................................        20            33                25               19
Units Redeemed..............................................       (83)          (77)             (762)          (1,213)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................       (63)          (44)             (737)          (1,194)
                                                                ======           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................         5            12                23               32
Units Redeemed..............................................       (14)           (5)             (203)            (411)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        (9)            7              (180)            (379)
                                                                ======           ====           ======           ======
SERIES V POLICIES
Units Issued................................................        --            --                 1                2
Units Redeemed..............................................        --            --                (7)             (16)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                (6)             (14)
                                                                ======           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................        --            --                --               --
Units Redeemed..............................................        --            --                --               --
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                --               --
                                                                ======           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP                            MAINSTAY VP
        HIGH YIELD           MAINSTAY VP      INTERNATIONAL       MAINSTAY VP
     CORPORATE BOND--     INCOME & GROWTH--     EQUITY--      LARGE CAP GROWTH--
       INITIAL CLASS        INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    -------------------   -----------------   -------------   -------------------
      2005       2004      2005      2004     2005    2004      2005       2004
    -----------------------------------------------------------------------------
        376        551       78       145      927     919         74        113
     (4,722)    (3,313)    (593)     (368)    (368)   (223)    (1,509)    (1,316)
     ------     ------     ----      ----     ----    ----     ------     ------
     (4,346)    (2,762)    (515)     (223)     559     696     (1,435)    (1,203)
     ======     ======     ====      ====     ====    ====     ======     ======
          8         71        1        --       16      11          2          1
       (191)       (50)      (2)       (3)     (14)     (4)        (9)       (21)
     ------     ------     ----      ----     ----    ----     ------     ------
       (183)        21       (1)       (3)       2       7         (7)       (20)
     ======     ======     ====      ====     ====    ====     ======     ======
        189        305       48       111      320     357         15         89
     (1,644)      (842)     (58)      (79)    (121)    (90)      (531)      (500)
     ------     ------     ----      ----     ----    ----     ------     ------
     (1,455)      (537)     (10)       32      199     267       (516)      (411)
     ======     ======     ====      ====     ====    ====     ======     ======
         59        312        8        28       83      72          8         31
       (425)      (151)     (22)       (9)     (17)    (12)       (68)       (29)
     ------     ------     ----      ----     ----    ----     ------     ------
       (366)       161      (14)       19       66      60        (60)         2
     ======     ======     ====      ====     ====    ====     ======     ======
          2          3        4         1        4      21          1          3
        (16)       (23)      --        --       (5)     --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
        (14)       (20)       4         1       (1)     21          1          3
     ======     ======     ====      ====     ====    ====     ======     ======
         --         --       --        --       --      --         --         --
         --         --       --        --       --      --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
         --         --       --        --       --      --         --         --
     ======     ======     ====      ====     ====    ====     ======     ======

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP                    MAINSTAY VP
                                                                      MID CAP                        MID CAP
                                                                      CORE--                        GROWTH--
                                                                   INITIAL CLASS                  INITIAL CLASS
                                                                -------------------           ---------------------
                                                                2005           2004           2005            2004
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................    904            894            1,313           1,473
Units Redeemed..............................................    (664)          (175)          (979)            (566)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    240            719             334              907
                                                                ====           ====           =====           =====
SERIES II POLICIES
Units Issued................................................     13             --              11                6
Units Redeemed..............................................     (4)            (4)             (3)              (2)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................      9             (4)              8                4
                                                                ====           ====           =====           =====
SERIES III POLICIES
Units Issued................................................    241            184             242              212
Units Redeemed..............................................    (75)           (42)           (123)            (155)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    166            142             119               57
                                                                ====           ====           =====           =====
SERIES IV POLICIES
Units Issued................................................     37             69              48               98
Units Redeemed..............................................    (26)           (17)            (33)             (33)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     11             52              15               65
                                                                ====           ====           =====           =====
SERIES V POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             (2)             (4)              (1)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             (2)             (4)              (1)
                                                                ====           ====           =====           =====
SERIES VI POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             --              --               --
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             --              --               --
                                                                ====           ====           =====           =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
       MID CAP           S&P 500         SMALL CAP       MAINSTAY VP
       VALUE--           INDEX--         GROWTH--      TOTAL RETURN--
    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------   ---------------   -------------   ---------------
     2005    2004     2005     2004    2005    2004     2005     2004
    ------------------------------------------------------------------
     1,364   1,617      294      393    123     476       136      185
    (1,170)  (465)   (4,025)  (2,604)  (885)   (278)   (2,688)  (1,794)
    ------   -----   ------   ------   ----    ----    ------   ------
       194   1,152   (3,731)  (2,211)  (762)    198    (2,552)  (1,609)
    ======   =====   ======   ======   ====    ====    ======   ======
        29     11         8       17      4       2        --        2
       (39)    (9)      (39)     (34)   (13)     (3)      (30)    (156)
    ------   -----   ------   ------   ----    ----    ------   ------
       (10)     2       (31)     (17)    (9)     (1)      (30)    (154)
    ======   =====   ======   ======   ====    ====    ======   ======
       364    496       119      451     39      73         4       65
      (241)  (144)     (926)    (463)  (316)   (148)     (561)    (166)
    ------   -----   ------   ------   ----    ----    ------   ------
       123    352      (807)     (12)  (277)    (75)     (557)    (101)
    ======   =====   ======   ======   ====    ====    ======   ======
        46    104        48      175     15      36        18       33
       (77)   (60)     (157)     (79)   (64)    (36)      (81)     (44)
    ------   -----   ------   ------   ----    ----    ------   ------
       (31)    44      (109)      96    (49)     --       (63)     (11)
    ======   =====   ======   ======   ====    ====    ======   ======
         2      5         2       12     --      --         2        5
       (13)    (2)       (8)      (2)    (4)     (1)       (7)      (2)
    ------   -----   ------   ------   ----    ----    ------   ------
       (11)     3        (6)      10     (4)     (1)       (5)       3
    ======   =====   ======   ======   ====    ====    ======   ======
        --     --        --       --     --      --        --       --
        --     --        --       --     --      --        --       --
    ------   -----   ------   ------   ----    ----    ------   ------
        --     --        --       --     --      --        --       --
    ======   =====   ======   ======   ====    ====    ======   ======

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                          ALGER AMERICAN
                                                                    VALUE--                        SMALL CAPITALIZATION--
                                                                 INITIAL CLASS                         CLASS O SHARES
                                                           --------------------------              ----------------------
                                                            2005                2004               2005              2004
                                                           --------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       153                 213               89                112
Units Redeemed.........................................    (1,604)             (1,062)             (811)             (591)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................    (1,451)               (849)             (722)             (479)
                                                           ======              ======              ====              ====
SERIES II POLICIES
Units Issued...........................................         1                  --                2                  6
Units Redeemed.........................................       (11)                (14)             (12)               (11)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (10)                (14)             (10)                (5)
                                                           ======              ======              ====              ====
SERIES III POLICIES
Units Issued...........................................       217                 223               10                260
Units Redeemed.........................................      (236)               (207)             (249)             (200)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (19)                 16              (239)               60
                                                           ======              ======              ====              ====
SERIES IV POLICIES
Units Issued...........................................        30                  45               31                 20
Units Redeemed.........................................      (119)                (57)             (12)               (10)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (89)                (12)              19                 10
                                                           ======              ======              ====              ====
SERIES V POLICIES
Units Issued...........................................        --                   1               --                  5
Units Redeemed.........................................        (6)                 (2)              (2)                --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        (6)                 (1)              (2)                 5
                                                           ======              ======              ====              ====
SERIES VI POLICIES
Units Issued...........................................        --                  --               --                 --
Units Redeemed.........................................        --                  --               --                 --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        --                  --               --                 --
                                                           ======              ======              ====              ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND    LARGE CAP FUND    MID CAP FUND
    --------------   -------------   ---------------   -------------
    2005    2004     2005    2004     2005     2004    2005    2004
    ----------------------------------------------------------------
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     28       32        4      10       20       45      10      28
    (316)    (37)     (48)     (2)    (480)     (63)   (209)    (18)
    ----     ---     ----    ----     ----      ---    ----     ---
    (288)     (5)     (44)      8     (460)     (18)   (199)     10
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
      7       24        1      10       16       40       3      14
    (41)      (2)     (13)     (1)     (65)      (3)    (23)     (1)
    ----     ---     ----    ----     ----      ---    ----     ---
    (34)      22      (12)      9      (49)      37     (20)     13
    ====     ===     ====    ====     ====      ===    ====     ===

--------------------------------------------------------------------------------



                                                                                                  DREYFUS IP
                                                                      CALVERT                     TECHNOLOGY
                                                                      SOCIAL                       GROWTH--
                                                                     BALANCED                   INITIAL SHARES
                                                                -------------------           -------------------
                                                                2005           2004           2005           2004
                                                                -------------------------------------------------
SERIES I POLICIES
Units Issued................................................     81            163             32              68
Units Redeemed..............................................    (229)          (134)          (545)          (159)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (148)           29            (513)           (91)
                                                                ====           ====           ====           ====
SERIES II POLICIES
Units Issued................................................      2              4             --              --
Units Redeemed..............................................     (3)            (1)            (3)             (6)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     (1)             3             (3)             (6)
                                                                ====           ====           ====           ====
SERIES III POLICIES
Units Issued................................................     65            230             10              25
Units Redeemed..............................................    (83)           (59)           (247)          (274)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (18)           171            (237)          (249)
                                                                ====           ====           ====           ====
SERIES IV POLICIES
Units Issued................................................     90            184              8              34
Units Redeemed..............................................    (51)           (12)           (36)            (13)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     39            172            (28)             21
                                                                ====           ====           ====           ====
SERIES V POLICIES
Units Issued................................................     13             54              1               2
Units Redeemed..............................................     (9)            --             --              (2)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................      4             54              1              --
                                                                ====           ====           ====           ====
SERIES VI POLICIES
Units Issued................................................     67            107             --              --
Units Redeemed..............................................    (16)            (4)            --              --
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     51            103             --              --
                                                                ====           ====           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2005     2004     2005     2004     2005     2004     2005     2004
    ---------------------------------------------------------------------
       893      794      132      684      275      390      195      265
    (1,771)  (1,424)  (1,458)  (1,138)  (4,644)  (4,203)  (3,507)  (3,117)
    ------   ------   ------   ------   ------   ------   ------   ------
      (878)    (630)  (1,326)    (454)  (4,369)  (3,813)  (3,312)  (2,852)
    ======   ======   ======   ======   ======   ======   ======   ======
        24       17        5       52        1        5       --        2
       (31)     (20)     (69)     (17)     (39)     (64)     (29)     (31)
    ------   ------   ------   ------   ------   ------   ------   ------
        (7)      (3)     (64)      35      (38)     (59)     (29)     (29)
    ======   ======   ======   ======   ======   ======   ======   ======
       534      492       49      218       26      118        8       55
      (328)    (351)    (311)    (301)  (1,277)  (1,147)    (497)    (670)
    ------   ------   ------   ------   ------   ------   ------   ------
       206      141     (262)     (83)  (1,251)  (1,029)    (489)    (615)
    ======   ======   ======   ======   ======   ======   ======   ======
       165      127       29       71       39       87       15       37
       (55)     (48)     (48)     (43)    (264)    (203)     (70)     (84)
    ------   ------   ------   ------   ------   ------   ------   ------
       110       79      (19)      28     (225)    (116)     (55)     (47)
    ======   ======   ======   ======   ======   ======   ======   ======
        15        7       16       23        5       10       --        4
        (8)      (2)     (14)      (2)      (6)      (1)      (1)      --
    ------   ------   ------   ------   ------   ------   ------   ------
         7        5        2       21       (1)       9       (1)       4
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                           MFS(R) INVESTORS               MFS(R) RESEARCH              MFS(R) UTILITIES
                                            TRUST SERIES--                   SERIES--                      SERIES--
                                             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
                                          -------------------           -------------------           -------------------
                                          2005           2004           2005           2004           2005           2004
                                          -------------------------------------------------------------------------
SERIES I POLICIES
Units Issued..........................     20             43             41             63             76             80
Units Redeemed........................    (459)          (329)          (596)          (420)          (23)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (439)          (286)          (555)          (357)           53             58
                                          ====           ====           ====           ====           ===            ===
SERIES II POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     (7)            (1)           (10)            (7)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (7)            (1)           (10)            (7)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES III POLICIES
Units Issued..........................      3             21              1             33             26             68
Units Redeemed........................    (66)           (61)           (192)          (104)          (26)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (63)           (40)           (191)          (71)            --             46
                                          ====           ====           ====           ====           ===            ===
SERIES IV POLICIES
Units Issued..........................      4              8              1              4             --             --
Units Redeemed........................    (14)           (11)            (7)            (9)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (10)            (3)            (6)            (5)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES V POLICIES
Units Issued..........................     --              1             --              1             --              2
Units Redeemed........................     (1)            --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (1)             1             --              1             --              2
                                          ====           ====           ====           ====           ===            ===
SERIES VI POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     --             --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     --             --             --             --             --             --
                                          ====           ====           ====           ====           ===            ===

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN
       AMT MID-CAP        ROYCE       ROYCE     T. ROWE PRICE
        GROWTH--        MICRO-CAP   SMALL-CAP   EQUITY INCOME
         CLASS I        PORTFOLIO   PORTFOLIO     PORTFOLIO
    -----------------   ---------   ---------   --------------
     2005      2004      2005(a)     2005(b)     2005    2004
    ----------------------------------------------------------
        4        14        162         395       1,318   1,539
      (98)     (135)        (3)         (8)     (1,163)   (767)
      ---      ----        ---        ----      ------   -----
      (94)     (121)       159         387         155     772
      ===      ====        ===        ====      ======   =====
       --         2          4         119           8       9
       (2)       (4)        --          --         (29)    (27)
      ---      ----        ---        ----      ------   -----
       (2)       (2)         4         119         (21)    (18)
      ===      ====        ===        ====      ======   =====
        3        12        136         226         434     534
      (95)      (26)        (3)         (5)       (247)   (257)
      ---      ----        ---        ----      ------   -----
      (92)      (14)       133         221         187     277
      ===      ====        ===        ====      ======   =====
       --         1        191         286         147     134
       (3)       (4)        (1)         (2)        (65)    (64)
      ---      ----        ---        ----      ------   -----
       (3)       (3)       190         284          82      70
      ===      ====        ===        ====      ======   =====
       --         1          7           6          10      14
       --        --         --          --          (9)     (5)
      ---      ----        ---        ----      ------   -----
       --         1          7           6           1       9
      ===      ====        ===        ====      ======   =====
       --        --         68         149          --      --
       --        --         --          (1)         --      --
      ---      ----        ---        ----      ------   -----
       --        --         68         148          --      --
      ===      ====        ===        ====      ======   =====

--------------------------------------------------------------------------------


                                                                                                    VAN KAMPEN
                                                                                                        UIF
                                                                       VAN ECK                       EMERGING
                                                                      WORLDWIDE                  MARKETS EQUITY--
                                                                     HARD ASSETS                      CLASS I
                                                                ---------------------           -------------------
                                                                 2005            2004           2005           2004
                                                                ---------------------------------------------------
SERIES I POLICIES
Units Issued................................................     1,746           559            605             221
Units Redeemed..............................................      (177)          (93)           (303)          (306)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,569           466            302             (85)
                                                                ======           ===            ====           ====
SERIES II POLICIES
Units Issued................................................        41             6             31              11
Units Redeemed..............................................        (4)           (2)            (2)            (85)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        37             4             29             (74)
                                                                ======           ===            ====           ====
SERIES III POLICIES
Units Issued................................................     1,355           622            352              86
Units Redeemed..............................................      (116)          (31)           (42)            (40)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,239           591            310              46
                                                                ======           ===            ====           ====
SERIES IV POLICIES
Units Issued................................................       791           370             68              34
Units Redeemed..............................................       (29)          (11)            (4)             (5)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       762           359             64              29
                                                                ======           ===            ====           ====
SERIES V POLICIES
Units Issued................................................        24            17              2               2
Units Redeemed..............................................        --            (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        24            16              2               2
                                                                ======           ===            ====           ====
SERIES VI POLICIES
Units Issued................................................       632           224             --              --
Units Redeemed..............................................       (28)           (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       604           223             --              --
                                                                ======           ===            ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                                                 MAINSTAY VP                 MAINSTAY VP
                                                                 BALANCED--                 BASIC VALUE--
                                                                SERVICE CLASS               SERVICE CLASS
                                                                -------------           ----------------------
                                                                   2005(c)              2005           2004(d)
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................        3,192                91              189
Units Redeemed..............................................          (77)              (10)             (11)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        3,115                81              178
                                                                    =====               ===              ===
SERIES II POLICIES
Units Issued................................................          138                 4               --
Units Redeemed..............................................           (2)               (1)              --
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          136                 3               --
                                                                    =====               ===              ===
SERIES III POLICIES
Units Issued................................................        1,834                97              396
Units Redeemed..............................................           (9)              (62)             (15)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,825                35              381
                                                                    =====               ===              ===
SERIES IV POLICIES
Units Issued................................................        1,337               147              296
Units Redeemed..............................................          (17)              (45)             (16)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,320               102              280
                                                                    =====               ===              ===
SERIES V POLICIES
Units Issued................................................          145                12               34
Units Redeemed..............................................           (1)               (3)              (1)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          144                 9               33
                                                                    =====               ===              ===
SERIES VI POLICIES
Units Issued................................................        1,290                92              235
Units Redeemed..............................................          (15)              (48)              (6)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,275                44              229
                                                                    =====               ===              ===

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005, (Commencement of Operations) through December 31, 2005.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP          MAINSTAY VP          MAINSTAY VP      MAINSTAY VP
        BOND--       CAPITAL APPRECIATION--   COMMON STOCK--   CONVERTIBLE--
    SERVICE CLASS        SERVICE CLASS        SERVICE CLASS    SERVICE CLASS
    --------------   ----------------------   --------------   --------------
    2005   2004(d)     2005       2004(d)     2005   2004(d)   2005   2004(d)
    -------------------------------------------------------------------------
    421       462       208         423       170      237     295      570
    (48)      (21)      (73)        (18)      (18)     (12)    (74)     (33)
    ----    -----      ----         ---       ---      ---     ----    ----
    373       441       135         405       152      225     221      537
    ====    =====      ====         ===       ===      ===     ====    ====
     39         1         7           1         3       --      35        2
     (5)       --        (1)         --        --       --      (3)      --
    ----    -----      ----         ---       ---      ---     ----    ----
     34         1         6           1         3       --      32        2
    ====    =====      ====         ===       ===      ===     ====    ====
    651     1,352       288         990       215      574     364    1,393
    (160)     (56)     (228)        (68)      (66)     (15)    (252)    (61)
    ----    -----      ----         ---       ---      ---     ----    ----
    491     1,296        60         922       149      559     112    1,332
    ====    =====      ====         ===       ===      ===     ====    ====
    737     1,111       188         563       299      546     580    1,153
    (111)     (54)     (146)        (43)      (46)     (29)    (193)    (43)
    ----    -----      ----         ---       ---      ---     ----    ----
    626     1,057        42         520       253      517     387    1,110
    ====    =====      ====         ===       ===      ===     ====    ====
    116        99        15          31         7       14      33       81
    (10)       (4)       (6)         (1)       --       --     (26)      (1)
    ----    -----      ----         ---       ---      ---     ----    ----
    106        95         9          30         7       14       7       80
    ====    =====      ====         ===       ===      ===     ====    ====
    576       653       265         595       182      290     485      875
    (73)      (79)      (72)        (18)      (38)      (3)    (187)    (71)
    ----    -----      ----         ---       ---      ---     ----    ----
    503       574       193         577       144      287     298      804
    ====    =====      ====         ===       ===      ===     ====    ====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                   MAINSTAY VP
                                                                 DEVELOPING GROWTH--             FLOATING RATE--
                                                                    SERVICE CLASS                 SERVICE CLASS
                                                                ----------------------           ---------------
                                                                2005           2004(d)               2005(e)
                                                                ------------------------------------------------
SERIES I POLICIES
Units Issued................................................     97              109                  3,652
Units Redeemed..............................................    (23)              (3)                   (40)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     74              106                  3,612
                                                                ===              ===                  =====
SERIES II POLICIES
Units Issued................................................      4               --                    404
Units Redeemed..............................................     --               --                    (31)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4               --                    373
                                                                ===              ===                  =====
SERIES III POLICIES
Units Issued................................................     96              283                  1,280
Units Redeemed..............................................    (31)             (10)                    (8)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     65              273                  1,272
                                                                ===              ===                  =====
SERIES IV POLICIES
Units Issued................................................    117              255                  1,064
Units Redeemed..............................................    (53)             (15)                   (12)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     64              240                  1,052
                                                                ===              ===                  =====
SERIES V POLICIES
Units Issued................................................      5                9                    171
Units Redeemed..............................................     (1)              (1)                    (7)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4                8                    164
                                                                ===              ===                  =====
SERIES VI POLICIES
Units Issued................................................     75              127                  1,159
Units Redeemed..............................................    (15)              (6)                   (14)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     60              121                  1,145
                                                                ===              ===                  =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(e) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                       MAINSTAY VP
     MAINSTAY VP        HIGH YIELD         MAINSTAY VP            MAINSTAY VP
     GOVERNMENT--    CORPORATE BOND--   INCOME & GROWTH--    INTERNATIONAL EQUITY--
    SERVICE CLASS     SERVICE CLASS       SERVICE CLASS          SERVICE CLASS
    --------------   ----------------   ------------------   ----------------------
    2005   2004(d)    2005    2004(d)    2005     2004(d)      2005       2004(d)
    -------------------------------------------------------------------------------
    342      380      1,507    1,803     113        157         446          336
    (75)     (38)      (230)     (80)    (11)        (2)        (18)          (9)
    ----     ---     ------    -----     ---        ---         ---        -----
    267      342      1,277    1,723     102        155         428          327
    ====     ===     ======    =====     ===        ===         ===        =====
     32       --        280        6      29          1          59            1
     (2)      --        (44)      --      --         --          (4)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     30       --        236        6      29          1          55            1
    ====     ===     ======    =====     ===        ===         ===        =====
    466      924      2,789    5,247     240        312         721        1,028
    (131)    (36)    (1,081)    (186)    (41)       (15)        (76)         (20)
    ----     ---     ------    -----     ---        ---         ---        -----
    335      888      1,708    5,061     199        297         645        1,008
    ====     ===     ======    =====     ===        ===         ===        =====
    428      768      2,855    3,999     215        301         853          815
    (83)     (57)      (844)    (182)    (35)       (14)        (51)         (34)
    ----     ---     ------    -----     ---        ---         ---        -----
    345      711      2,011    3,817     180        287         802          781
    ====     ===     ======    =====     ===        ===         ===        =====
     57       54        323      491      20         22          66           46
     (2)     (25)       (98)     (49)     --         --          (2)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     55       29        225      442      20         22          64           46
    ====     ===     ======    =====     ===        ===         ===        =====
    498      386      2,480    2,423     276        236         708          464
    (167)    (84)      (567)     (59)    (12)        (7)        (35)          (7)
    ----     ---     ------    -----     ---        ---         ---        -----
    331      302      1,913    2,364     264        229         673          457
    ====     ===     ======    =====     ===        ===         ===        =====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                  LARGE CAP GROWTH--                 MID CAP CORE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(d)           2005           2004(d)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    106              129             346              300
Units Redeemed..............................................    (19)             (12)            (20)             (11)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     87              117             326              289
                                                                ===              ===             ===              ===
SERIES II POLICIES
Units Issued................................................      6               --              28                1
Units Redeemed..............................................     --               --              (1)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................      6               --              27                1
                                                                ===              ===             ===              ===
SERIES III POLICIES
Units Issued................................................    125              400             519              718
Units Redeemed..............................................    (99)             (49)            (75)             (24)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     26              351             444              694
                                                                ===              ===             ===              ===
SERIES IV POLICIES
Units Issued................................................    120              326             548              513
Units Redeemed..............................................    (95)             (47)            (47)             (22)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     25              279             501              491
                                                                ===              ===             ===              ===
SERIES V POLICIES
Units Issued................................................     17               20              51               31
Units Redeemed..............................................     --               --              (2)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     17               20              49               31
                                                                ===              ===             ===              ===
SERIES VI POLICIES
Units Issued................................................    111              197             660              452
Units Redeemed..............................................    (31)             (54)            (37)              (5)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     80              143             623              447
                                                                ===              ===             ===              ===

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
    MID CAP GROWTH--   MID CAP VALUE--   S&P 500 INDEX--   SMALL CAP GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ------------------
    2005    2004(d)    2005    2004(d)   2005    2004(d)    2005     2004(d)
    -------------------------------------------------------------------------
     481       477      653       497     963     1,155      353       421
     (30)      (21)     (43)      (16)   (106)      (48)     (25)      (20)
     ---     -----     -----    -----    -----    -----     ----       ---
     451       456      610       481     857     1,107      328       401
     ===     =====     =====    =====    =====    =====     ====       ===
      51         1       48         3      62         2       20         1
      (1)       --       (2)       --      (3)       --       (1)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      50         1       46         3      59         2       19         1
     ===     =====     =====    =====    =====    =====     ====       ===
     645     1,097     1,148    1,402    1,214    3,126      359       942
     (85)      (37)     (96)      (42)   (356)      (80)    (115)      (61)
     ---     -----     -----    -----    -----    -----     ----       ---
     560     1,060     1,052    1,360     858     3,046      244       881
     ===     =====     =====    =====    =====    =====     ====       ===
     728       833     1,255    1,175    1,230    2,188      484       807
     (68)      (41)     (94)      (37)   (305)      (94)     (82)      (38)
     ---     -----     -----    -----    -----    -----     ----       ---
     660       792     1,161    1,138     925     2,094      402       769
     ===     =====     =====    =====    =====    =====     ====       ===
      33        46       79        53     105       117       28        43
      (2)       (1)      (2)       (1)    (13)       (8)      (2)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      31        45       77        52      92       109       26        43
     ===     =====     =====    =====    =====    =====     ====       ===
     714       602      927       880    1,072    1,201      307       608
     (37)      (38)     (92)      (18)   (118)      (55)     (63)      (52)
     ---     -----     -----    -----    -----    -----     ----       ---
     677       564      835       862     954     1,146      244       556
     ===     =====     =====    =====    =====    =====     ====       ===

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                    TOTAL RETURN--                      VALUE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(D)           2005           2004(D)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    210              348             294               425
Units Redeemed..............................................    (46)             (18)            (39)              (15)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    164              330             255               410
                                                                ====             ===             ====            =====
SERIES II POLICIES
Units Issued................................................      1               --              18                 1
Units Redeemed..............................................     --               --              (1)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................      1               --              17                 1
                                                                ====             ===             ====            =====
SERIES III POLICIES
Units Issued................................................    349              869             397             1,138
Units Redeemed..............................................    (164)            (59)            (102)             (32)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    185              810             295             1,106
                                                                ====             ===             ====            =====
SERIES IV POLICIES
Units Issued................................................    203              478             377               735
Units Redeemed..............................................    (110)            (28)            (69)              (26)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     93              450             308               709
                                                                ====             ===             ====            =====
SERIES V POLICIES
Units Issued................................................     13               30              20                29
Units Redeemed..............................................     (2)              (1)             (7)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     11               29              13                29
                                                                ====             ===             ====            =====
SERIES VI POLICIES
Units Issued................................................    223              395             416               511
Units Redeemed..............................................    (69)             (48)            (21)              (17)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    154              347             395               494
                                                                ====             ===             ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             COLONIAL SMALL CAP
        ALGER AMERICAN          VALUE FUND,       DREYFUS IP TECHNOLOGY    FIDELITY(R) VIP
    SMALL CAPITALIZATION--   VARIABLE SERIES--           GROWTH--          CONTRAFUND(R)--
        CLASS S SHARES            CLASS B             SERVICE SHARES       SERVICE CLASS 2
    ----------------------   ------------------   ----------------------   ---------------
      2005       2004(d)      2005     2004(f)      2005       2004(d)     2005    2004(d)
    --------------------------------------------------------------------------------------
       168         161         667        49         159         191        894       661
       (14)         (6)        (12)       --         (40)        (18)       (57)      (24)
       ---         ---         ---        --        ----         ---       -----    -----
       154         155         655        49         119         173        837       637
       ===         ===         ===        ==        ====         ===       =====    =====
        11           1          24         1           6          --         98         3
        (1)         --          (1)       --          --          --         (3)       --
       ---         ---         ---        --        ----         ---       -----    -----
        10           1          23         1           6          --         95         3
       ===         ===         ===        ==        ====         ===       =====    =====
       182         332         425        29          83         396       1,085    1,688
       (25)        (10)         (9)       --        (111)        (19)      (103)      (38)
       ---         ---         ---        --        ----         ---       -----    -----
       157         322         416        29         (28)        377        982     1,650
       ===         ===         ===        ==        ====         ===       =====    =====
       275         315         459        41         173         307       1,722    1,580
       (22)        (15)         (5)       --         (88)        (25)      (114)      (43)
       ---         ---         ---        --        ----         ---       -----    -----
       253         300         454        41          85         282       1,608    1,537
       ===         ===         ===        ==        ====         ===       =====    =====
        12          17          23        --           5          11        164       113
        (1)         (1)         --        --          --          (2)       (11)       (2)
       ---         ---         ---        --        ----         ---       -----    -----
        11          16          23        --           5           9        153       111
       ===         ===         ===        ==        ====         ===       =====    =====
       163         166         248        27          72         173       1,159      977
       (20)         (2)         (2)       --         (63)        (30)       (49)      (22)
       ---         ---         ---        --        ----         ---       -----    -----
       143         164         246        27           9         143       1,110      955
       ===         ===         ===        ==        ====         ===       =====    =====

--------------------------------------------------------------------------------



                                       FIDELITY(R) VIP                    FIDELITY(R)                     JANUS ASPEN
                                       EQUITY-INCOME--                   VIP MID CAP--                 SERIES BALANCED--
                                       SERVICE CLASS 2                  SERVICE CLASS 2                  SERVICE SHARES
                                    ----------------------           ---------------------           ----------------------
                                    2005           2004(d)           2005            2004            2005           2004(d)
                                    ---------------------------------------------------------------------------------------
SERIES I POLICIES
Units Issued....................    570               578            1,760           1,908           379               538
Units Redeemed..................    (36)              (19)           (217)            (70)           (86)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    534               559            1,543           1,838           293               514
                                    ====            =====            =====           =====           ====            =====
SERIES II POLICIES
Units Issued....................     65                 1              33               7             55                 1
Units Redeemed..................     (3)               --              (1)             --             (1)               --
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     62                 1              32               7             54                 1
                                    ====            =====            =====           =====           ====            =====
SERIES III POLICIES
Units Issued....................    725             1,379             973            1,452           547             1,179
Units Redeemed..................    (94)              (31)            (99)            (22)           (285)             (63)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    631             1,348             874            1,430           262             1,116
                                    ====            =====            =====           =====           ====            =====
SERIES IV POLICIES
Units Issued....................    865             1,174             909             951            649             1,202
Units Redeemed..................    (100)             (53)            (62)            (26)           (191)             (55)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    765             1,121             847             925            458             1,147
                                    ====            =====            =====           =====           ====            =====
SERIES V POLICIES
Units Issued....................    100               123              71              77             98                83
Units Redeemed..................    (13)              (11)             (8)             --            (10)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     87               112              63              77             88                59
                                    ====            =====            =====           =====           ====            =====
SERIES VI POLICIES
Units Issued....................    698               889             666             625            422               652
Units Redeemed..................    (150)             (18)            (41)             (5)           (172)             (35)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    548               871             625             620            250               617
                                    ====            =====            =====           =====           ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    Janus Aspen Series   MFS(R) INVESTORS         MFS(R)               MFS(R)
    WORLDWIDE GROWTH--    TRUST SERIES--    RESEARCH SERIES--    UTILITIES SERIES--
      SERVICE SHARES      SERVICE CLASS       SERVICE CLASS         SERVICE CLASS
    ------------------   ----------------   ------------------   -------------------
     2005     2004(d)    2005    2004(d)     2005     2004(d)     2005      2004(g)
    --------------------------------------------------------------------------------
      158       188        27       60        44        42        3,456      1,111
      (39)      (12)       (5)      (2)       (6)       (3)        (202)       (19)
      ---       ---       ---       --       ---        --        -----      -----
      119       176        22       58        38        39        3,254      1,092
      ===       ===       ===       ==       ===        ==        =====      =====
       11        --        --       --         5        --          120         12
       --        --        --       --        --        --           (5)        --
      ---       ---       ---       --       ---        --        -----      -----
       11        --        --       --         5        --          115         12
      ===       ===       ===       ==       ===        ==        =====      =====
      137       431        40       46        47        77        2,015        761
      (92)      (19)       (2)      (2)      (22)       (5)         (94)        (5)
      ---       ---       ---       --       ---        --        -----      -----
       45       412        38       44        25        72        1,921        756
      ===       ===       ===       ==       ===        ==        =====      =====
      162       349        54       53        45        92        1,642        445
      (37)      (29)       (5)      (5)       (8)       (4)         (42)        (6)
      ---       ---       ---       --       ---        --        -----      -----
      125       320        49       48        37        88        1,600        439
      ===       ===       ===       ==       ===        ==        =====      =====
        7        33         6        3         1         1           98         27
       (4)       (2)       --       (1)       --        --           --         --
      ---       ---       ---       --       ---        --        -----      -----
        3        31         6        2         1         1           98         27
      ===       ===       ===       ==       ===        ==        =====      =====
      121       167        39       53        63        44        1,649        452
      (37)       (5)      (24)      (4)       (3)       (1)         (58)        (1)
      ---       ---       ---       --       ---        --        -----      -----
       84       162        15       49        60        43        1,591        451
      ===       ===       ===       ==       ===        ==        =====      =====

--------------------------------------------------------------------------------



                                                                   Neuberger Berman
                                                                     AMT Mid-Cap                      T. Rowe Price
                                                                       Growth--                       Equity Income
                                                                       Class S                        Portfolio--II
                                                                ----------------------           -----------------------
                                                                2005           2004(d)           2005            2004(d)
                                                                --------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    135              110              733               563
Units Redeemed..............................................     (8)              (2)             (38)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................    127              108              695               541
                                                                ===              ===             =====            =====
SERIES II POLICIES
Units Issued................................................      3               --               85                 2
Units Redeemed..............................................     --               --               (3)               --
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      3               --               82                 2
                                                                ===              ===             =====            =====
SERIES III POLICIES
Units Issued................................................     79              122             1,000            1,651
Units Redeemed..............................................    (10)              (2)            (122)              (41)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     69              120              878             1,610
                                                                ===              ===             =====            =====
SERIES IV POLICIES
Units Issued................................................    104               95             1,664            1,532
Units Redeemed..............................................     (7)              (3)            (113)              (69)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     97               92             1,551            1,463
                                                                ===              ===             =====            =====
SERIES V POLICIES
Units Issued................................................      5               18              141               162
Units Redeemed..............................................     (4)              (1)             (14)               (9)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      1               17              127               153
                                                                ===              ===             =====            =====
SERIES VI POLICIES
Units Issued................................................     64              150             1,104              963
Units Redeemed..............................................     (7)             (79)             (76)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     57               71             1,028              941
                                                                ===              ===             =====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     Van Kampen UIF
        Emerging           Victory VIF
    Markets Equity--   Diversified Stock--
        Class II          Class A Shares
    ----------------   --------------------
    2005    2004(d)     2005      2004(h)
    ---------------------------------------
     180      109         322       202
     (10)      (6)        (23)      (18)
     ---      ---         ---       ---
     170      103         299       184
     ===      ===         ===       ===
      13       --          13        --
      --       --          --        --
     ---      ---         ---       ---
      13       --          13        --
     ===      ===         ===       ===
     273      230         133       107
     (23)     (33)        (11)       (1)
     ---      ---         ---       ---
     250      197         122       106
     ===      ===         ===       ===
     309      239         221       148
     (14)      (5)         (7)       (1)
     ---      ---         ---       ---
     295      234         214       147
     ===      ===         ===       ===
      22        6          21         1
      --       --          --        --
     ---      ---         ---       ---
      22        6          21         1
     ===      ===         ===       ===
     276      125         180        91
      (8)      (3)         (1)       --
     ---      ---         ---       ---
     268      122         179        91
     ===      ===         ===       ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, 2003, 2002 and 2001:


                                                                           MainStay VP
                                                                    Basic Value--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 33,772   $ 37,374   $ 34,701   $ 34,818   $ 44,680
Units Outstanding..................................       2,904      3,342      3,407      4,314      4,211
Variable Accumulation Unit Value...................    $  11.63   $  11.18   $  10.18   $   8.07   $  10.61
Total Return.......................................        4.0%       9.8%      26.2%     (23.9%)     (5.9%)
Investment Income Ratio............................        0.9%       1.0%       0.8%       0.6%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    336   $    395   $    374   $    309   $    336
Units Outstanding..................................          31         38         40         41         34
Variable Accumulation Unit Value...................    $  10.74   $  10.34   $   9.43   $   7.49   $   9.86
Total Return.......................................        3.8%       9.7%      26.0%     (24.0%)     (6.0%)
Investment Income Ratio............................        0.8%       1.0%       0.8%       0.6%       0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,362   $ 13,234   $ 11,630   $  5,637   $  4,231
Units Outstanding..................................       1,073      1,296      1,249        762        434
Variable Accumulation Unit Value...................    $  10.59   $  10.21   $   9.31   $   7.40   $   9.74
Total Return.......................................        3.8%       9.6%      25.9%     (24.1%)     (6.1%)
Investment Income Ratio............................        0.9%       1.0%       1.0%       0.8%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,129   $  3,137   $  2,835   $    810   $     --
Units Outstanding..................................         272        284        281        101         --
Variable Accumulation Unit Value...................    $  11.49   $  11.06   $  10.07   $   7.99   $     --
Total Return.......................................        3.9%       9.8%      26.1%     (20.1%)        --
Investment Income Ratio............................        0.9%       1.0%       1.1%       2.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    282   $    273   $     46   $     --   $     --
Units Outstanding..................................          19         19          3         --         --
Variable Accumulation Unit Value...................    $  15.03   $  14.52   $  13.28   $     --   $     --
Total Return.......................................        3.5%       9.3%      32.8%         --         --
Investment Income Ratio............................        1.0%       1.0%       1.8%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                          BOND--INITIAL CLASS                            CAPITAL APPRECIATION--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $143,751   $165,678   $196,827   $216,196   $158,984   $282,124   $338,179   $377,779   $330,249   $553,783
             8,911     10,346     12,616     14,282     11,339     15,825     20,255     23,240     25,441     29,099
          $  16.14   $  16.01   $  15.60   $  15.14   $  14.02   $  17.85   $  16.70   $  16.26   $  12.98   $  19.03
              0.8%       2.6%       3.1%       8.0%       7.8%       6.9%       2.7%      25.2%     (31.8%)    (24.3%)
              3.0%       3.3%       3.7%       5.1%       6.4%         --       0.2%       0.2%       0.1%       0.1%

          $  1,139   $  1,250   $  1,536   $  2,094   $  1,100   $    652   $    862   $    976   $    847   $  1,333
                87         96        121        170         96         98        138        160        174        186
          $  13.08   $  13.00   $  12.68   $  12.32   $  11.43   $   6.68   $   6.26   $   6.11   $   4.88   $   7.17
              0.6%       2.5%       2.9%       7.8%       7.6%       6.8%       2.6%      25.0%     (31.9%)    (24.4%)
              3.1%       3.2%       3.3%       5.5%       6.1%         --       0.2%       0.2%       0.1%       0.1%

          $ 46,639   $ 53,616   $ 64,492   $ 42,745   $  7,920   $ 20,832   $ 23,810   $ 25,919   $ 13,383   $ 11,161
             3,643      4,212      5,189      3,538        706      3,416      4,168      4,651      3,001      1,704
          $  12.80   $  12.73   $  12.43   $  12.08   $  11.21   $   6.09   $   5.71   $   5.57   $   4.46   $   6.55
              0.6%       2.4%       2.9%       7.7%       7.5%       6.7%       2.5%      25.0%     (31.9%)    (24.5%)
              3.0%       3.3%       4.2%       8.5%      13.3%         --       0.2%       0.3%       0.1%       0.2%

          $ 13,277   $ 14,522   $ 17,219   $  6,150   $     --   $  8,595   $  8,988   $  8,812   $  2,958   $     --
             1,158      1,276      1,552        571         --        839        937        943        396         --
          $  11.47   $  11.39   $  11.10   $  10.77   $     --   $  10.25   $   9.59   $   9.34   $   7.46   $     --
              0.7%       2.6%       3.0%       7.7%         --       6.9%       2.7%      25.2%     (25.4%)        --
              3.1%       3.4%       4.8%      18.9%         --         --       0.2%       0.3%       0.5%         --

          $    271   $    274   $    356   $    137   $     --   $     30   $     58   $     60   $     14   $     --
                25         25         33         13         --          2          5          5          1         --
          $  11.07   $  11.03   $  10.80   $  10.52   $     --   $  12.49   $  11.73   $  11.47   $   9.20   $     --
              0.3%       2.2%       2.6%       5.2%         --       6.4%       2.2%      24.7%      (8.0%)        --
              3.2%       3.2%       4.5%      23.5%         --         --       0.3%       0.3%       1.1%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                         Cash Management
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $104,359   $125,022   $163,925   $263,444   $260,067
Units Outstanding..................................      82,631    100,042    130,435    208,084    205,310
Variable Accumulation Unit Value...................    $   1.27   $   1.25   $   1.26   $   1.27   $   1.27
Total Return.......................................        1.5%      (0.6%)     (0.7%)     (0.1%)      2.4%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  3,519   $  3,728   $  3,796   $ 27,216   $ 16,214
Units Outstanding..................................       3,332      3,618      3,657     25,991     15,454
Variable Accumulation Unit Value...................    $   1.04   $   1.03   $   1.04   $   1.05   $   1.05
Total Return.......................................        1.4%      (0.7%)     (0.9%)     (0.2%)      2.3%
Investment Income Ratio............................        2.8%       0.8%       0.7%       1.4%       3.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,117   $ 40,778   $ 50,236   $ 68,335   $ 31,624
Units Outstanding..................................      38,715     39,941     48,830     65,803     30,376
Variable Accumulation Unit Value...................    $   1.03   $   1.02   $   1.03   $   1.04   $   1.04
Total Return.......................................        1.3%      (0.8%)     (0.9%)     (0.3%)      2.1%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,248   $ 17,481   $ 16,441   $  4,942   $     --
Units Outstanding..................................      18,974     17,751     16,593      4,949         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.5%      (0.6%)     (0.8%)     (0.1%)        --
Investment Income Ratio............................        2.9%       0.9%       0.6%       1.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  2,154   $  2,339   $  2,061   $    170   $     --
Units Outstanding..................................       2,184      2,397      2,091        170         --
Variable Accumulation Unit Value...................    $   0.99   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.1%      (1.0%)     (1.2%)     (0.3%)        --
Investment Income Ratio............................        2.9%       0.8%       0.6%       1.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  7,743   $  9,581   $  2,868   $     --   $     --
Units Outstanding..................................       7,833      9,734      2,887         --         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $     --   $     --
Total Return.......................................        1.2%      (0.9%)     (0.7%)        --         --
Investment Income Ratio............................        2.9%       1.0%       0.6%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                COMMON STOCK--INITIAL CLASS                             CONVERTIBLE--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $234,431   $270,485   $278,265   $244,017   $359,198   $143,841   $162,933   $169,402   $132,023   $144,131
       9,934     12,168     13,689     14,959     16,447      7,778      9,263     10,078      9,467      9,385
    $  23.61   $  22.23   $  20.33   $  16.31   $  21.84   $  18.49   $  17.59   $  16.81   $  13.95   $  15.36
        6.2%       9.4%      24.6%     (25.3%)    (18.2%)      5.1%       4.6%      20.5%      (9.2%)     (3.5%)
        0.9%       1.4%       1.0%       0.9%       0.7%       1.5%       1.8%       2.4%       2.7%       3.8%

    $    902   $  1,065   $  1,077   $  1,249   $  1,763   $  1,313   $  1,516   $  1,599   $  1,651   $  1,733
         110        137        152        219        230        126        153        168        209        199
    $   8.22   $   7.75   $   7.10   $   5.71   $   7.65   $  10.42   $   9.93   $   9.50   $   7.89   $   8.71
        6.0%       9.2%      24.4%     (25.4%)    (18.4%)      5.0%       4.5%      20.4%      (9.3%)     (3.7%)
        0.9%       1.4%       0.9%       0.9%       0.7%       1.4%       1.9%       2.0%       2.6%       3.9%

    $ 30,004   $ 32,680   $ 31,601   $ 21,125   $ 15,827   $ 34,249   $ 41,714   $ 41,469   $ 20,475   $  9,385
       3,632      4,192      4,424      3,678      2,054      3,436      4,391      4,559      2,708      1,125
    $   8.26   $   7.80   $   7.14   $   5.74   $   7.70   $   9.97   $   9.50   $   9.10   $   7.56   $   8.34
        6.0%       9.1%      24.4%     (25.5%)    (18.4%)      4.9%       4.4%      20.3%      (9.4%)     (3.8%)
        1.0%       1.4%       1.2%       1.2%       1.4%       1.4%       1.9%       2.8%       4.0%       7.5%

    $  9,394   $  9,421   $  8,754   $  2,967   $     --   $ 12,116   $ 12,704   $ 12,094   $  3,675   $     --
         805        856        870        367         --        987      1,087      1,083        396         --
    $  11.68   $  11.00   $  10.07   $   8.08   $     --   $  12.28   $  11.68   $  11.17   $   9.27   $     --
        6.1%       9.3%      24.6%     (19.2%)        --       5.1%       4.6%      20.5%      (7.3%)        --
        1.0%       1.4%       1.3%       4.6%         --       1.5%       1.9%       3.0%      11.7%         --

    $    316   $    325   $    247   $     19   $     --   $    229   $    246   $    193   $     13   $     --
          24         26         22          2         --         17         19         15          1         --
    $  13.08   $  12.38   $  11.37   $   9.16   $     --   $  13.56   $  12.96   $  12.44   $  10.37   $     --
        5.7%       8.9%      24.1%      (8.4%)        --       4.7%       4.2%      20.0%       3.7%         --
        1.1%       1.6%       1.6%       6.0%         --       1.5%       2.0%       4.1%      14.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                 DEVELOPING GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 15,387   $ 24,385   $ 25,669   $ 17,566   $ 25,662
Units Outstanding..................................       1,609      2,817      3,094      2,893      2,959
Variable Accumulation Unit Value...................    $   9.57   $   8.66   $   8.30   $   6.07   $   8.67
Total Return.......................................       10.5%       4.4%      36.6%     (30.0%)     (8.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    188   $    174   $    225   $    109   $     52
Units Outstanding..................................          21         21         28         19          6
Variable Accumulation Unit Value...................    $   9.14   $   8.28   $   7.95   $   5.83   $   8.33
Total Return.......................................       10.3%       4.2%      36.4%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  5,528   $  5,538   $  5,667   $  1,601   $    906
Units Outstanding..................................         603        666        710        273        108
Variable Accumulation Unit Value...................    $   9.17   $   8.32   $   7.99   $   5.86   $   8.38
Total Return.......................................       10.3%       4.2%      36.3%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,575   $  1,530   $  1,394   $    321   $     --
Units Outstanding..................................         130        139        132         42         --
Variable Accumulation Unit Value...................    $  12.15   $  11.00   $  10.54   $   7.72   $     --
Total Return.......................................       10.4%       4.3%      36.5%     (22.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     15   $     14   $      8   $     --   $     --
Units Outstanding..................................           1          1          1         --         --
Variable Accumulation Unit Value...................    $  15.01   $  13.64   $  13.13   $     --   $     --
Total Return.......................................       10.0%       3.9%      31.3%         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               MAINSTAY VP
                        MAINSTAY VP                                             HIGH YIELD
                 GOVERNMENT--INITIAL CLASS                            CORPORATE BOND--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $105,432   $127,522   $169,701   $230,480   $115,641   $532,635   $623,762   $617,551   $417,268   $426,004
       6,756      8,248     11,183     15,260      8,293     23,132     27,478     30,240     27,478     28,228
    $  15.61   $  15.46   $  15.17   $  15.10   $  13.94   $  23.05   $  22.70   $  20.42   $  15.19   $  15.09
        1.0%       1.9%       0.5%       8.3%       5.1%       1.5%      11.2%      34.5%       0.6%       3.4%
        2.9%       3.7%       3.6%       4.1%       5.4%       5.5%       6.9%       8.0%      10.4%      12.1%

    $  1,063   $  1,442   $  1,957   $  3,456   $  1,420   $  3,072   $  5,698   $  4,851   $  2,462   $  1,428
          86        117        162        287        128        213        396        375        255        149
    $  12.38   $  12.28   $  12.07   $  12.04   $  11.13   $  14.57   $  14.38   $  12.95   $   9.65   $   9.60
        0.8%       1.7%       0.3%       8.2%       5.0%       1.4%      11.0%      34.3%       0.5%       3.3%
        2.8%       3.7%       2.9%       4.5%       5.5%       4.3%       7.5%       9.3%      15.7%      14.2%

    $ 37,741   $ 46,405   $ 59,899   $ 45,740   $  8,792   $105,143   $124,365   $118,930   $ 43,111   $ 15,118
       3,086      3,823      5,017      3,842        798      7,353      8,808      9,345      4,546      1,601
    $  12.23   $  12.14   $  11.94   $  11.91   $  11.01   $  14.31   $  14.12   $  12.73   $   9.48   $   9.44
        0.8%       1.7%       0.3%       8.1%       5.0%       1.3%      10.9%      34.2%       0.4%       3.2%
        2.8%       3.7%       4.2%       6.0%      10.7%       5.6%       7.2%       9.3%      17.1%      28.7%

    $ 11,975   $ 13,857   $ 17,692   $  9,291   $     --   $ 37,289   $ 42,153   $ 35,842   $  7,503   $     --
       1,082      1,262      1,641        865         --      2,554      2,920      2,759        776         --
    $  11.08   $  10.98   $  10.78   $  10.74   $     --   $  14.65   $  14.44   $  12.99   $   9.67   $     --
        0.9%       1.8%       0.4%       7.4%         --       1.5%      11.1%      34.4%      (3.3%)        --
        2.9%       3.7%       4.4%      13.1%         --       5.6%       7.5%      10.4%      44.0%         --

    $    301   $    361   $    508   $    168   $     --   $  1,179   $  1,399   $  1,542   $     66   $     --
          28         34         48         16         --         78         92        112          6         --
    $  10.73   $  10.68   $  10.52   $  10.52   $     --   $  15.38   $  15.22   $  13.75   $  10.27   $     --
        0.5%       1.4%         --       5.2%         --       1.1%      10.7%      33.9%       2.7%         --
        2.9%       2.7%       5.0%      15.1%         --       6.6%       8.8%      11.9%      50.4%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                  INCOME & GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 42,001   $ 46,438   $ 44,045   $ 43,336   $ 55,929
Units Outstanding..................................       3,636      4,151      4,374      5,461      5,593
Variable Accumulation Unit Value...................    $  11.55   $  11.19   $  10.07   $   7.94   $  10.00
Total Return.......................................        3.2%      11.1%      26.9%     (20.6%)     (9.8%)
Investment Income Ratio............................        1.1%       1.7%       1.4%       1.1%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    314   $    316   $    309   $    213   $     71
Units Outstanding                                            33         34         37         32          9
Variable Accumulation Unit Value...................    $   9.52   $   9.24   $   8.33   $   6.57   $   8.29
Total Return.......................................        3.1%      10.9%      26.7%     (20.8%)    (10.0%)
Investment Income Ratio............................        1.1%       1.7%       1.6%       1.8%       0.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,863   $  8,690   $  7,574   $  3,274   $  1,388
Units Outstanding..................................         949        959        927        507        170
Variable Accumulation Unit Value...................    $   9.34   $   9.06   $   8.17   $   6.45   $   8.15
Total Return.......................................        3.0%      10.9%      26.7%     (20.8%)     (9.9%)
Investment Income Ratio............................        1.2%       1.8%       1.8%       1.7%       1.6%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,369   $  2,452   $  2,018   $    529   $     --
Units Outstanding..................................         200        214        195         65         --
Variable Accumulation Unit Value...................    $  11.85   $  11.48   $  10.34   $   8.15   $     --
Total Return.......................................        3.2%      11.0%      26.8%     (18.5%)        --
Investment Income Ratio............................        1.1%       1.8%       1.9%       6.2%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     66   $     12   $      1   $     --   $     --
Units Outstanding..................................           5          1         --         --         --
Variable Accumulation Unit Value...................    $  13.00   $  12.65   $  11.44   $     --   $     --
Total Return.......................................        2.8%      10.6%      14.4%         --         --
Investment Income Ratio............................        1.6%       1.1%       4.2%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
            INTERNATIONAL EQUITY--INITIAL CLASS                      LARGE CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 67,127   $ 52,910   $ 34,845   $ 23,569   $ 19,878   $ 63,856   $ 79,285   $ 97,271   $ 82,525   $132,751
       3,484      2,925      2,229      1,933      1,537      5,180      6,615      7,818      8,375      9,537
    $  19.26   $  18.09   $  15.63   $  12.19   $  12.94   $  12.33   $  11.98   $  12.44   $   9.85   $  13.92
        6.5%      15.7%      28.2%      (5.7%)    (15.2%)      2.9%      (3.7%)     26.3%     (29.2%)    (17.7%)
        1.8%       1.1%       2.1%       1.5%       1.4%         --       0.2%       0.2%       0.1%         --

    $    633   $    577   $    425   $    257   $    254   $    439   $    473   $    633   $    479   $    537
          54         52         45         34         32         64         71         91         87         69
    $  11.72   $  11.02   $   9.54   $   7.45   $   7.92   $   6.88   $   6.70   $   6.96   $   5.52   $   7.81
        6.3%      15.5%      28.0%      (5.9%)    (15.3%)      2.7%      (3.8%)     26.1%     (29.3%)    (17.9%)
        1.6%       0.9%       0.4%       0.2%       0.6%         --       0.2%       0.2%       0.1%         --

    $ 18,508   $ 15,214   $ 10,625   $  3,599   $  1,063   $ 10,732   $ 13,389   $ 16,377   $  8,998   $  9,015
       1,576      1,377      1,110        481        134      1,827      2,343      2,754      1,907      1,350
    $  11.75   $  11.05   $   9.57   $   7.48   $   7.95   $   5.87   $   5.72   $   5.95   $   4.72   $   6.68
        6.3%      15.5%      27.9%      (5.9%)    (15.4%)      2.7%      (3.9%)     26.0%     (29.4%)    (17.8%)
        1.7%       1.1%       2.3%       2.5%       1.8%         --       0.2%       0.2%       0.1%         --

    $  5,810   $  4,582   $  3,285   $    707   $     --   $  3,000   $  3,497   $  3,610   $  1,117   $     --
         417        351        291         80         --        304        364        362        141         --
    $  13.91   $  13.07   $  11.30   $   8.82   $     --   $   9.87   $   9.60   $   9.97   $   7.90   $     --
        6.4%      15.7%      28.1%     (11.8%)        --       2.9%      (3.7%)     26.2%     (21.0%)        --
        1.8%       1.0%       2.6%       5.9%         --         --       0.2%       0.2%       0.3%         --

    $    386   $    375   $     62   $     14   $     --   $     90   $     77   $     48   $     --   $     --
          25         26          5          1         --          8          7          4         --         --
    $  15.26   $  14.39   $  12.49   $   9.79   $     --   $  11.87   $  11.58   $  12.08   $   9.60   $     --
        6.0%      15.2%      27.6%      (2.1%)        --       2.4%      (4.1%)     25.8%      (4.0%)        --
        1.8%       1.4%       2.1%       6.6%         --         --       0.3%       0.3%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                   Mid Cap Core--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 47,318   $ 38,315   $ 24,078   $ 15,024   $  6,859
Units Outstanding..................................       3,204      2,964      2,245      1,872        734
Variable Accumulation Unit Value...................    $  14.77   $  12.92   $  10.73   $   8.03   $   9.35
Total Return.......................................       14.3%      20.5%      33.6%     (14.1%)     (6.5%)
Investment Income Ratio............................        0.6%       0.6%       0.5%       0.4%       0.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    313   $    155   $    170   $     69   $     --
Units Outstanding..................................          20         11         15          8         --
Variable Accumulation Unit Value...................    $  15.89   $  13.93   $  11.57   $   8.67   $     --
Total Return.......................................       14.1%      20.3%      33.4%     (13.3%)        --
Investment Income Ratio............................        0.7%       0.4%       0.5%       0.5%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 20,574   $ 15,820   $ 11,573   $  3,510   $    241
Units Outstanding..................................       1,348      1,182      1,040        420         25
Variable Accumulation Unit Value...................    $  15.27   $  13.39   $  11.13   $   8.35   $   9.74
Total Return.......................................       14.0%      20.3%      33.3%     (14.3%)     (2.6%)
Investment Income Ratio............................        0.6%       0.5%       0.6%       0.7%       1.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,824   $  5,835   $  4,278   $  1,240   $     --
Units Outstanding..................................         456        445        393        152         --
Variable Accumulation Unit Value...................    $  14.96   $  13.10   $  10.88   $   8.14   $     --
Total Return.......................................       14.2%      20.4%      33.5%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.5%       0.5%       1.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     27   $     24   $     45   $     10   $     --
Units Outstanding..................................           2          2          4          1         --
Variable Accumulation Unit Value...................    $  17.60   $  15.47   $  12.90   $   9.70   $     --
Total Return.......................................       13.7%      20.0%      33.0%      (3.0%)        --
Investment Income Ratio............................        0.5%       0.3%       0.6%       1.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                     MID CAP GROWTH--INITIAL CLASS                           MID CAP VALUE--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,803   $ 54,207   $ 36,546   $ 11,317   $  7,773   $ 96,022   $ 89,742   $ 65,297   $ 44,528   $ 17,502
             5,239      4,905      3,998      1,768        855      7,547      7,353      6,201      5,378      1,781
          $  12.76   $  11.05   $   9.14   $   6.40   $   9.09   $  12.72   $  12.20   $  10.53   $   8.28   $   9.83
             15.5%      20.9%      42.8%     (29.6%)     (9.1%)      4.2%      15.9%      27.2%     (15.8%)     (1.7%)
                --         --         --         --         --       0.8%       0.9%       1.1%       1.3%       1.6%

          $    470   $    292   $    198   $    142   $     55   $    715   $    807   $    678   $    549   $    109
                29         21         17         17          5         57         67         65         67         11
          $  16.26   $  14.10   $  11.68   $   8.19   $  11.65   $  12.59   $  12.10   $  10.45   $   8.23   $   9.78
             15.3%      20.7%      42.6%     (29.7%)     16.5%       4.1%      15.7%      27.0%     (15.9%)     (2.2%)
                --         --         --         --         --       0.7%       0.9%       1.0%       1.6%       2.4%

          $ 26,887   $ 22,005   $ 17,706   $  3,961   $    365   $ 43,214   $ 40,034   $ 30,861   $ 15,132   $  1,409
             2,077      1,958      1,901        606         39      3,378      3,255      2,903      1,806        141
          $  12.96   $  11.24   $   9.32   $   6.54   $   9.30   $  12.79   $  12.30   $  10.63   $   8.38   $   9.96
             15.3%      20.7%      42.5%     (29.7%)     (7.0%)      4.0%      15.7%      26.9%     (15.9%)     (0.4%)
                --         --         --         --         --       0.8%       0.9%       1.2%       2.1%       3.2%

          $  9,387   $  7,944   $  5,924   $  1,392   $     --   $ 13,991   $ 13,799   $ 11,463   $  3,414   $     --
               672        657        592        199         --      1,127      1,158      1,114        422         --
          $  13.96   $  12.09   $  10.01   $   7.01   $     --   $  12.42   $  11.92   $  10.29   $   8.09   $     --
             15.4%      20.8%      42.7%     (29.9%)        --       4.2%      15.9%      27.1%     (19.1%)        --
                --         --         --         --         --       0.8%       0.9%       1.3%       3.9%         --

          $     45   $    106   $    107   $     15   $     --   $    259   $    378   $    302   $    113   $     --
                 2          6          7          2         --         21         32         29         14         --
          $  20.06   $  17.45   $  14.50   $  10.20   $     --   $  12.42   $  11.97   $  10.37   $   8.19   $     --
             15.0%      20.4%      42.1%       2.0%         --       3.8%      15.4%      26.6%     (18.1%)        --
                --         --         --         --         --       0.6%       0.8%       1.2%       3.5%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   S&P 500 INDEX--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $463,829   $533,383   $535,415   $447,495   $647,391
Units Outstanding..................................      19,872     23,603     25,814     27,274     30,265
Variable Accumulation Unit Value...................    $  23.35   $  22.60   $  20.74   $  16.41   $  21.39
Total Return.......................................        3.3%       9.0%      26.4%     (23.3%)    (13.3%)
Investment Income Ratio............................        1.1%       1.5%       1.4%       1.2%       1.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,578   $  1,797   $  1,788   $  1,559   $  1,826
Units Outstanding..................................         179        210        227        250        224
Variable Accumulation Unit Value...................    $   8.83   $   8.56   $   7.87   $   6.23   $   8.14
Total Return.......................................        3.2%       8.8%      26.2%     (23.4%)    (13.4%)
Investment Income Ratio............................        1.1%       1.5%       1.3%       1.4%       1.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 72,357   $ 76,899   $ 70,812   $ 37,642   $ 16,799
Units Outstanding..................................       8,434      9,241      9,253      6,206      2,120
Variable Accumulation Unit Value...................    $   8.58   $   8.32   $   7.65   $   6.07   $   7.92
Total Return.......................................        3.1%       8.7%      26.2%     (23.5%)    (13.5%)
Investment Income Ratio............................        1.2%       1.5%       1.6%       1.8%       2.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 21,290   $ 21,843   $ 19,067   $  5,417   $     --
Units Outstanding..................................       1,826      1,935      1,839        660         --
Variable Accumulation Unit Value...................    $  11.66   $  11.29   $  10.37   $   8.20   $     --
Total Return.......................................        3.3%       8.9%      26.4%     (18.0%)        --
Investment Income Ratio............................        1.2%       1.6%       1.8%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    345   $    414   $    264   $     76   $     --
Units Outstanding..................................          25         31         21          8         --
Variable Accumulation Unit Value...................    $  13.82   $  13.43   $  12.39   $   9.84   $     --
Total Return.......................................        2.9%       8.5%      25.8%      (1.6%)        --
Investment Income Ratio............................        1.1%       1.6%       1.7%       8.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
              SMALL CAP GROWTH--INITIAL CLASS                          TOTAL RETURN--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 38,454   $ 45,369   $ 40,155   $ 17,889   $ 12,197   $179,431   $216,659   $233,917   $213,473   $296,704
       3,613      4,375      4,177      2,600      1,286      9,593     12,145     13,754     14,813     16,939
    $  10.64   $  10.37   $   9.61   $   6.88   $   9.48   $  18.74   $  17.84   $  17.01   $  14.41   $  17.52
        2.6%       7.9%      39.7%     (27.4%)     (5.2%)      5.0%       4.9%      18.0%     (17.7%)    (11.9%)
          --         --         --         --         --       1.4%       1.6%       1.9%       2.3%       2.5%

    $    363   $    449   $    426   $    267   $    268   $    500   $    724   $  1,895   $  1,847   $  2,444
          33         42         43         38         28         58         88        242        278        302
    $  10.89   $  10.63   $   9.86   $   7.07   $   9.76   $   8.60   $   8.20   $   7.83   $   6.64   $   8.09
        2.5%       7.7%      39.5%     (27.5%)     (2.4%)      4.9%       4.7%      17.8%     (17.8%)    (12.1%)
          --         --         --         --         --       1.3%       1.0%       1.7%       2.4%       3.1%

    $ 16,095   $ 18,573   $ 17,970   $  5,362   $    786   $ 18,186   $ 21,718   $ 21,510   $ 11,221   $  5,557
       1,527      1,804      1,879        782         83      2,210      2,767      2,868      1,762        717
    $  10.55   $  10.30   $   9.56   $   6.86   $   9.47   $   8.23   $   7.85   $   7.50   $   6.37   $   7.75
        2.4%       7.7%      39.4%     (27.6%)     (5.3%)      4.8%       4.7%      17.8%     (17.9%)    (12.1%)
          --         --         --         --         --       1.4%       1.7%       2.3%       3.6%       5.2%

    $  7,745   $  8,101   $  7,514   $  1,798   $     --   $  6,488   $  6,866   $  6,662   $  2,063   $     --
         677        726        726        243         --        573        636        647        236         --
    $  11.45   $  11.16   $  10.35   $   7.41   $     --   $  11.33   $  10.79   $  10.29   $   8.73   $     --
        2.6%       7.8%      39.7%     (25.9%)        --       5.0%       4.8%      18.0%     (12.7%)        --
          --         --         --         --         --       1.5%       1.7%       2.6%      11.3%         --

    $     78   $    130   $    126   $     14   $     --   $    308   $    351   $    305   $     12   $     --
           6         10         11          2         --         24         29         26          1         --
    $  12.68   $  12.41   $  11.55   $   8.31   $     --   $  12.74   $  12.19   $  11.67   $   9.93   $     --
        2.2%       7.4%      39.1%     (16.9%)        --       4.6%       4.4%      17.5%      (0.7%)        --
          --         --         --         --         --       1.4%       1.8%       3.1%      23.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       VALUE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $184,372   $205,052   $202,324   $169,824   $213,977
Units Outstanding..................................       8,804     10,255     11,104     11,706     11,482
Variable Accumulation Unit Value...................    $  20.95   $  19.99   $  18.22   $  14.51   $  18.64
Total Return.......................................        4.8%       9.7%      25.6%     (22.2%)     (1.0%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.4%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $    936   $  1,017   $  1,072   $    903   $    802
Units Outstanding..................................          77         87        101        106         73
Variable Accumulation Unit Value...................    $  12.20   $  11.66   $  10.64   $   8.49   $  10.92
Total Return.......................................        4.6%       9.6%      25.4%     (22.3%)     (1.1%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.5%       2.2%

SERIES III POLICIES (c)
Net Assets.........................................    $ 42,103   $ 40,492   $ 36,811   $ 22,026   $ 10,836
Units Outstanding..................................       3,616      3,635      3,619      2,714      1,037
Variable Accumulation Unit Value...................    $  11.65   $  11.14   $  10.17   $   8.11   $  10.44
Total Return.......................................        4.6%       9.5%      25.4%     (22.3%)     (1.2%)
Investment Income Ratio............................        1.2%       1.2%       1.8%       2.1%       3.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,565   $ 11,987   $ 11,041   $  3,870   $     --
Units Outstanding..................................       1,046      1,135      1,147        505         --
Variable Accumulation Unit Value...................    $  11.06   $  10.56   $   9.63   $   7.67   $     --
Total Return.......................................        4.7%       9.7%      25.5%     (23.3%)        --
Investment Income Ratio............................        1.2%       1.2%       1.9%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    179   $    234   $    230   $     50   $     --
Units Outstanding..................................          15         21         22          6         --
Variable Accumulation Unit Value...................    $  11.89   $  11.40   $  10.43   $   8.34   $     --
Total Return.......................................        4.3%       9.2%      25.0%     (16.6%)        --
Investment Income Ratio............................        1.0%       1.1%       2.0%       8.9%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                             ALGER AMERICAN                                            AMSOUTH
                         SMALL CAPITALIZATION--                                        ENHANCED
                             CLASS O SHARES                                          MARKET FUND
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,237   $ 64,616   $ 60,347   $ 44,207   $ 66,445   $     --   $     --   $     --   $     --   $     --
             5,793      6,515      6,994      7,192      7,864         --         --         --         --         --
          $  11.43   $   9.92   $   8.63   $   6.15   $   8.45   $     --   $     --   $     --   $     --   $     --
             15.3%      15.0%      40.4%     (27.3%)    (30.5%)        --         --         --         --         --
                --         --         --         --       0.1%         --         --         --         --         --

          $    430   $    442   $    418   $    417   $    514   $     --   $     --   $     --   $     --   $     --
                54         64         69         97         87         --         --         --         --         --
          $   7.99   $   6.94   $   6.05   $   4.31   $   5.94   $     --   $     --   $     --   $     --   $     --
             15.1%      14.8%      40.2%     (27.4%)    (30.6%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $ 12,448   $ 12,381   $ 10,455   $  5,200   $  5,162   $     --   $  2,576   $  2,415   $  1,562   $  1,112
             1,686      1,925      1,865      1,299        936         --        288        293        239        127
          $   7.40   $   6.43   $   5.61   $   4.00   $   5.51   $     --   $   8.94   $   8.24   $   6.53   $   8.75
             15.0%      14.7%      40.1%     (27.4%)    (30.7%)        --       8.5%      26.2%      25.4%     (12.5%)
                --         --         --         --         --         --       0.9%       0.8%       0.5%       0.1%

          $  3,090   $  2,438   $  2,010   $    376   $     --   $     --   $     --   $     --   $     --   $     --
               204        185        175         46         --         --         --         --         --         --
          $  15.20   $  13.20   $  11.49   $   8.19   $     --   $     --   $     --   $     --   $     --   $     --
             15.2%      14.9%      40.3%     (18.1%)        --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $    133   $    147   $     54   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 7          9          4         --         --         --         --         --         --         --
          $  17.75   $  15.47   $  13.52   $     --   $     --   $     --   $     --   $     --   $     --   $     --
             14.7%      14.4%      35.2%         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $    415   $    133   $     --   $     --
                --         --         --         --         --         --         34         12         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $  12.23   $  11.29   $     --   $     --
                --         --         --         --         --         --       8.4%      12.9%         --         --
                --         --         --         --         --         --       1.1%       1.1%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                  AMSOUTH
                                                                               INTERNATIONAL
                                                                                EQUITY FUND
                                                       --------------------------------------------------------------
                                                          2005         2004         2003         2002         2001
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES II POLICIES (b)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES III POLICIES (c)
Net Assets.........................................    $       --   $      558   $      361   $      139   $      116
Units Outstanding..................................            --           44           36           21           14
Variable Accumulation Unit Value...................    $       --   $    12.65   $    10.16   $     6.71   $     8.16
Total Return.......................................            --        24.5%        51.3%       (17.7%)      (18.4%)
Investment Income Ratio............................            --           --         0.9%         0.3%           --

SERIES IV POLICIES (d)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES V POLICIES (e)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES VI POLICIES (f)
Net Assets.........................................    $       --   $      194   $       32   $       --   $       --
Units Outstanding..................................            --           12            3           --           --
Variable Accumulation Unit Value...................    $       --   $    15.65   $    12.59   $       --   $       --
Total Return.......................................            --        24.3%        25.9%           --           --
Investment Income Ratio............................            --           --         3.1%           --           --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                      AMSOUTH                                              AMSOUTH
                                   LARGE CAP FUND                                        MID CAP FUND
          ----------------------------------------------------------------   ------------------------------------
             2005         2004         2003          2002          2001         2005         2004         2003
          -------------------------------------------------------------------------------------------------------
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $    3,896   $     3,889   $     2,526   $    1,883   $       --   $    1,695   $    1,412
                  --          460           478           385          216           --          199          189
          $       --   $     8.46   $      8.13   $      6.57   $     8.72   $       --   $     8.50   $     7.48
                  --         4.1%         23.8%        (24.7%)      (12.8%)          --        13.7%        32.0%
                  --         0.3%          0.2%          0.2%           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $      561   $       134   $        --   $       --   $       --   $      272   $       86
                  --           49            12            --           --           --           20            7
          $       --   $    11.42   $     10.99   $        --   $       --   $       --   $    13.37   $    11.78
                  --         3.9%          9.9%            --           --           --        13.5%        17.8%
                  --         0.4%          0.4%            --           --           --           --           --

                  AMSOUTH
               MID CAP FUND
          -----------------------
             2002         2001
          -----------------------
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $      826   $      515
                 146           70
          $     5.66   $     7.38
              (23.2%)      (26.2%)
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             CALVERT
                                                                              SOCIAL
                                                                             BALANCED
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 28,572   $ 30,071   $ 27,683   $ 23,139   $ 27,380
Units Outstanding..................................       1,536      1,684      1,655      1,627      1,668
Variable Accumulation Unit Value...................    $  18.61   $  17.86   $  16.73   $  14.22   $  16.41
Total Return.......................................        4.2%       6.8%      17.7%     (13.4%)     (8.3%)
Investment Income Ratio............................        1.7%       1.7%       2.0%       2.7%       3.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    155   $    157   $    125   $    111   $     98
Units Outstanding..................................          16         17         14         15         11
Variable Accumulation Unit Value...................    $   9.66   $   9.29   $   8.71   $   7.42   $   8.57
Total Return.......................................        4.0%       6.6%      17.5%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.9%       1.6%       1.8%       3.1%       3.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,766   $ 10,514   $  8,419   $  3,779   $  1,957
Units Outstanding..................................       1,148      1,166        995        524        235
Variable Accumulation Unit Value...................    $   9.37   $   9.02   $   8.46   $   7.21   $   8.34
Total Return.......................................        4.0%       6.5%      17.4%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.8%       1.8%       2.6%       4.1%       7.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  5,075   $  4,417   $  2,279   $    352   $     --
Units Outstanding..................................         421        382        210         38         --
Variable Accumulation Unit Value...................    $  12.06   $  11.58   $  10.85   $   9.23   $     --
Total Return.......................................        4.1%       6.7%      17.6%      (7.7%)        --
Investment Income Ratio............................        1.9%       2.1%       3.5%      10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    833   $    751   $     70   $      5   $     --
Units Outstanding..................................          64         60          6          1         --
Variable Accumulation Unit Value...................    $  13.02   $  12.55   $  11.81   $  10.08   $     --
Total Return.......................................        3.7%       6.3%      17.1%       0.8%         --
Investment Income Ratio............................        1.9%       2.7%       4.6%      24.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  2,345   $  1,673   $    469   $     --   $     --
Units Outstanding..................................         197        146         43         --         --
Variable Accumulation Unit Value...................    $  11.92   $  11.48   $  10.80   $     --   $     --
Total Return.......................................        3.8%       6.4%       8.0%         --         --
Investment Income Ratio............................        2.1%       2.5%       7.3%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         DREYFUS IP                                            FIDELITY(R)
                    TECHNOLOGY GROWTH--                                    VIP CONTRAFUND(R)--
                       INITIAL SHARES                                         INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 12,609   $ 16,780   $ 17,740   $  4,790   $  3,197   $346,947   $319,270   $291,995   $238,091   $279,422
       1,423      1,936      2,027        815        325     14,328     15,206     15,836     16,358     17,160
    $   8.87   $   8.67   $   8.75   $   5.88   $   9.84   $  24.21   $  21.00   $  18.44   $  14.56   $  16.28
        2.3%      (0.9%)     48.9%     (40.3%)     (1.6%)     15.3%      13.9%      26.7%     (10.6%)    (13.5%)
          --         --         --         --         --       0.3%       0.3%       0.5%       0.8%       0.8%

    $     91   $    113   $    182   $    156   $     23   $  1,588   $  1,465   $  1,321   $    981   $    883
           8         11         17         22          2        126        133        136        128        103
    $  10.79   $  10.56   $  10.67   $   7.18   $  12.03   $  12.68   $  11.02   $   9.69   $   7.66   $   8.58
        2.2%      (1.1%)     48.6%     (40.3%)     20.3%      15.1%      13.7%      26.5%     (10.7%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.4%       0.8%       0.6%

    $  6,397   $  8,362   $ 10,676   $  2,060   $    587   $ 58,804   $ 48,944   $ 41,757   $ 19,347   $  9,054
         715        952      1,201        344         58      4,831      4,625      4,484      2,627      1,097
    $   8.98   $   8.79   $   8.89   $   5.98   $  10.03   $  12.18   $  10.58   $   9.31   $   7.37   $   8.26
        2.1%      (1.1%)     48.6%     (40.4%)      0.3%      15.1%      13.6%      26.4%     (10.8%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.3%       0.6%       0.3%

    $  2,156   $  2,402   $  2,206   $    367   $     --   $ 18,030   $ 14,290   $ 11,685   $  3,664   $     --
         200        228        207         51         --      1,259      1,149      1,070        425         --
    $  10.79   $  10.55   $  10.65   $   7.16   $     --   $  14.33   $  12.43   $  10.93   $   8.63   $     --
        2.3%      (1.0%)     48.8%     (28.4%)        --      15.3%      13.8%      26.6%     (13.7%)        --
          --         --         --         --         --       0.3%       0.3%       0.3%         --         --

    $     45   $     29   $     32   $     --   $     --   $    732   $    526   $    398   $     53   $     --
           3          2          2         --         --         43         36         31          5         --
    $  14.24   $  13.97   $  14.17   $     --   $     --   $  16.91   $  14.73   $  12.99   $  10.30   $     --
        1.9%      (1.4%)     41.7%         --         --      14.8%      13.4%      26.1%       3.0%         --
          --         --         --         --         --       0.3%       0.3%       0.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                     VIP EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2005       2004       2003       2002       2001
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $173,409   $189,506   $179,594   $144,348   $175,541
Units Outstanding..................................     9,399     10,725     11,179     11,548     11,501
Variable Accumulation Unit Value...................  $  18.45   $  17.67   $  16.07   $  12.50   $  15.26
Total Return.......................................      4.4%      10.0%      28.5%     (18.1%)     (6.3%)
Investment Income Ratio............................      1.7%       1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $    662   $  1,372   $    877   $    626   $    529
Units Outstanding..................................        55        119         84         77         53
Variable Accumulation Unit Value...................  $  11.97   $  11.49   $  10.46   $   8.15   $   9.97
Total Return.......................................      4.2%       9.8%      28.3%     (18.2%)     (6.4%)
Investment Income Ratio............................      1.8%       1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 37,734   $ 39,178   $ 36,552   $ 20,493   $ 12,157
Units Outstanding..................................     3,203      3,465      3,548      2,552      1,237
Variable Accumulation Unit Value...................  $  11.78   $  11.31   $  10.30   $   8.03   $   9.83
Total Return.......................................      4.2%       9.8%      28.3%     (18.3%)     (6.5%)
Investment Income Ratio............................      1.7%       1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,392   $  9,223   $  8,099   $  2,204   $     --
Units Outstanding..................................       782        801        773        270         --
Variable Accumulation Unit Value...................  $  12.01   $  11.51   $  10.47   $   8.15   $     --
Total Return.......................................      4.3%       9.9%      28.5%     (18.5%)        --
Investment Income Ratio............................      1.6%       1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    694   $    651   $    370   $     72   $     --
Units Outstanding..................................        58         56         35          9         --
Variable Accumulation Unit Value...................  $  12.00   $  11.54   $  10.54   $   8.24   $     --
Total Return.......................................      3.9%       9.5%      27.9%     (17.6%)        --
Investment Income Ratio............................      1.6%       1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     JANUS ASPEN SERIES                                     JANUS ASPEN SERIES
                         BALANCED--                                         WORLDWIDE GROWTH--
                    INSTITUTIONAL SHARES                                   INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $438,220   $501,432   $541,659   $534,854   $607,299   $189,175   $231,574   $266,039   $250,712   $385,523
      20,068     24,437     28,250     31,372     32,862     11,939     15,251     18,103     20,859     23,563
    $  21.84   $  20.52   $  19.17   $  17.05   $  18.48   $  15.85   $  15.18   $  14.70   $  12.02   $  16.36
        6.5%       7.0%      12.5%      (7.7%)     (6.0%)      4.4%       3.3%      22.3%     (26.5%)    (23.5%)
        2.2%       2.2%       2.2%       2.4%       2.7%       1.3%       1.0%       1.1%       0.9%       0.5%

    $  1,886   $  2,176   $  2,620   $  2,506   $  2,538   $    829   $    985   $  1,136   $  1,024   $  1,111
         167        205        264        283        264        123        152        181        199        159
    $  11.29   $  10.62   $   9.94   $   8.85   $   9.61   $   6.74   $   6.46   $   6.27   $   5.13   $   7.00
        6.3%       6.9%      12.3%      (7.9%)     (6.2%)      4.2%       3.2%      22.1%     (26.6%)    (23.6%)
        2.2%       2.1%       2.2%       2.5%       3.0%       1.3%       0.9%       1.0%       0.7%       0.5%

    $ 65,609   $ 74,259   $ 79,154   $ 54,824   $ 26,039   $ 14,690   $ 16,987   $ 20,011   $ 13,227   $ 11,124
       6,178      7,429      8,458      6,575      2,875      2,375      2,864      3,479      2,806      1,730
    $  10.62   $  10.00   $   9.36   $   8.34   $   9.06   $   6.18   $   5.93   $   5.75   $   4.71   $   6.43
        6.2%       6.8%      12.2%      (7.9%)     (6.1%)      4.2%       3.1%      22.0%     (26.7%)    (23.6%)
        2.2%       2.2%       2.4%       3.1%       4.0%       1.4%       1.0%       1.4%       1.0%       0.7%

    $ 19,881   $ 21,177   $ 21,004   $  8,129   $     --   $  5,713   $  6,016   $  6,275   $  2,078   $     --
       1,691      1,916      2,032        884         --        557        612        659        267         --
    $  11.76   $  11.05   $  10.33   $   9.19   $     --   $  10.25   $   9.83   $   9.52   $   7.79   $     --
        6.4%       7.0%      12.4%      (8.1%)        --       4.3%       3.3%      22.2%     (22.1%)        --
        2.3%       2.3%       2.6%       5.6%         --       1.4%       1.0%       1.3%       2.5%         --

    $    680   $    647   $    513   $     82   $     --   $    134   $    135   $     84   $     --   $     --
          56         57         48          9         --         10         11          7         --         --
    $  12.10   $  11.42   $  10.72   $   9.57   $     --   $  12.97   $  12.48   $  12.13   $   9.96   $     --
        6.0%       6.5%      12.0%      (4.3%)        --       3.9%       2.9%      21.8%      (0.4%)        --
        2.3%       2.4%       2.9%       5.1%         --       1.4%       1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              MFS(R)
                                                                     INVESTORS TRUST SERIES--
                                                                          INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 21,375   $ 24,302   $ 24,572   $ 22,189   $ 29,963
Units Outstanding..................................       2,160      2,599      2,885      3,138      3,303
Variable Accumulation Unit Value...................    $   9.90   $   9.35   $   8.52   $   7.07   $   9.07
Total Return.......................................        5.8%       9.8%      20.5%     (22.1%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    323   $    368   $    340   $    260   $    231
Units Outstanding..................................          37         44         45         41         29
Variable Accumulation Unit Value...................    $   8.75   $   8.28   $   7.55   $   6.28   $   8.07
Total Return.......................................        5.7%       9.6%      20.3%     (22.2%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,819   $  6,024   $  5,795   $  4,309   $  4,146
Units Outstanding..................................         677        740        780        698        522
Variable Accumulation Unit Value...................    $   8.60   $   8.14   $   7.43   $   6.18   $   7.94
Total Return.......................................        5.6%       9.6%      20.2%     (22.2%)    (17.3%)
Investment Income Ratio............................        0.6%       0.6%       0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,287   $  1,319   $  1,236   $    463   $     --
Units Outstanding..................................         113        123        126         57         --
Variable Accumulation Unit Value...................    $  11.37   $  10.75   $   9.80   $   8.14   $     --
Total Return.......................................        5.8%       9.8%      20.4%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.6%       0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     91   $     91   $     74   $     --   $     --
Units Outstanding..................................           6          7          6         --         --
Variable Accumulation Unit Value...................    $  14.35   $  13.62   $  12.46   $     --   $     --
Total Return.......................................        5.4%       9.3%      24.6%         --         --
Investment Income Ratio............................        0.6%       0.6%       0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                           MFS(R)                                                 MFS(R)
                          RESEARCH                                              UTILITIES
                   SERIES--INITIAL CLASS                                  SERIES--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 30,730   $ 34,542   $ 33,395   $ 29,511   $ 46,896   $  2,771   $  1,792   $    870   $    299   $    135
       2,867      3,422      3,779      4,107      4,857        208        155         97         45         15
    $  10.73   $  10.09   $   8.84   $   7.19   $   9.66   $  13.33   $  11.57   $   9.01   $   6.72   $   8.83
        6.3%      14.2%      23.0%     (25.6%)    (22.4%)     15.2%      28.4%      34.0%     (23.8%)    (11.7%)
        0.5%       1.1%       0.7%       0.3%         --       0.5%       1.3%       1.7%       2.4%         --

    $    246   $    298   $    307   $    270   $    376   $     19   $     23   $     16   $     10   $     --
          32         42         49         53         55          1          2          2          1         --
    $   7.59   $   7.15   $   6.27   $   5.10   $   6.87   $  15.66   $  13.61   $  10.62   $   7.93   $  10.43
        6.1%      14.1%      22.8%     (25.7%)    (22.5%)     15.0%      28.2%      33.8%     (23.9%)      4.3%
        0.5%       1.1%       0.7%       0.3%         --       0.6%       1.3%       2.1%       0.3%         --

    $  5,561   $  6,554   $  6,172   $  4,401   $  5,269   $  2,247   $  1,955   $  1,138   $    390   $    258
         767        958      1,029        900        801        180        180        134         62         31
    $   7.26   $   6.84   $   6.00   $   4.89   $   6.58   $  12.50   $  10.87   $   8.49   $   6.35   $   8.35
        6.1%      14.0%      22.7%     (25.7%)    (22.5%)     15.0%      28.1%      33.7%     (24.0%)    (16.5%)
        0.5%       1.1%       0.6%       0.3%         --       0.6%       1.4%       2.1%       3.0%         --

    $  1,131   $  1,125   $  1,035   $    357   $     --   $    147   $    132   $    104   $     41   $     --
          96        102        107         45         --          7          8          8          4         --
    $  11.76   $  11.07   $   9.69   $   7.89   $     --   $  20.16   $  17.50   $  13.64   $  10.18   $     --
        6.3%      14.2%      22.9%     (21.1%)        --      15.2%      28.3%      33.9%       1.8%         --
        0.5%       1.1%       0.6%         --         --       0.6%       1.5%       2.2%         --         --

    $     22   $     27   $      8   $     --   $     --   $     55   $     44   $     15   $     --   $     --
           2          2          1         --         --          3          3          1         --         --
    $  14.23   $  13.44   $  11.82   $   9.65   $     --   $  17.92   $  15.62   $  12.22   $     --   $     --
        5.8%      13.7%      22.5%      (3.5%)        --      14.7%      27.8%      22.2%         --         --
        0.4%       0.5%       0.2%         --         --       0.6%       1.3%         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         NEUBERGER BERMAN
                                                                           AMT MID-CAP
                                                                         GROWTH--CLASS I
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,233   $  3,795   $  4,336   $  1,673   $    464
Units Outstanding..................................         296        390        511        249         48
Variable Accumulation Unit Value...................    $  10.92   $   9.73   $   8.49   $   6.72   $   9.64
Total Return.......................................       12.2%      14.7%      26.3%     (30.3%)     (3.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     43   $     59   $     69   $     26   $      1
Units Outstanding..................................           4          6          8          4         --
Variable Accumulation Unit Value...................    $  11.23   $  10.02   $   8.75   $   6.94   $   9.98
Total Return.......................................       12.0%      14.5%      26.1%     (30.4%)     (0.2%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,913   $  3,531   $  3,204   $  1,192   $    184
Units Outstanding..................................         258        350        364        171         18
Variable Accumulation Unit Value...................    $  11.28   $  10.08   $   8.81   $   6.99   $  10.05
Total Return.......................................       11.9%      14.5%      26.0%     (30.5%)      0.5%
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $    711   $    672   $    619   $    156   $     --
Units Outstanding..................................          45         48         51         16         --
Variable Accumulation Unit Value...................    $  15.71   $  14.01   $  12.22   $   9.68   $     --
Total Return.......................................       12.1%      14.6%      26.2%      (3.2%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    117   $    110   $     82   $     --   $     --
Units Outstanding..................................           8          8          7         --         --
Variable Accumulation Unit Value...................    $  15.11   $  13.53   $  11.85   $   9.42   $     --
Total Return.......................................       11.7%      14.2%      25.8%      (5.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      Royce       Royce                        T. ROWE PRICE
    Micro-Cap   Small-Cap                          EQUITY
    Portfolio   Portfolio                     INCOME PORTFOLIO
    ---------   ---------   ----------------------------------------------------
      2005        2005        2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------
    $  1,905    $  4,337    $150,117   $144,311   $117,894   $ 89,634   $ 85,476
         159         387      10,552     10,397      9,625      9,056      7,398
    $  12.16    $  11.18    $  14.22   $  13.88   $  12.25   $   9.90   $  11.55
       21.6%       11.8%        2.5%      13.3%      23.7%     (14.3%)        --
        1.5%          --        1.6%       1.6%       1.7%       1.7%       1.6%

    $     46    $  1,261    $  1,231   $  1,478   $  1,524   $  1,044   $    902
           4         119          91        112        130        110         81
    $  12.27    $  10.56    $  13.54   $  13.24   $  11.70   $   9.47   $  11.07
       22.7%        5.6%        2.3%      13.2%      23.6%     (14.5%)        --
        1.5%          --        1.5%       1.6%       1.7%       1.7%       1.6%

    $  1,555    $  2,400    $ 54,289   $ 50,653   $ 41,615   $ 22,371   $  9,712
         133         221       4,097      3,910      3,633      2,412        895
    $  12.04    $  10.83    $  13.25   $  12.95   $  11.45   $   9.27   $  10.85
       20.4%        8.3%        2.3%      13.1%      23.5%     (14.5%)        --
        1.5%          --        1.6%       1.6%       1.8%       1.9%       1.9%

    $  2,259    $  3,127    $ 14,572   $ 13,286   $ 11,020   $  3,453   $     --
         190         284       1,236      1,154      1,084        420         --
    $  11.85    $  10.98    $  11.79   $  11.51   $  10.17   $   8.22   $     --
       18.5%        9.8%        2.4%      13.3%      23.7%     (17.8%)        --
        1.6%          --        1.6%       1.6%       1.9%       3.1%         --

    $     77    $     62    $    661   $    634   $    461   $    117   $     --
           7           6          55         54         45         14         --
    $  11.67    $  10.47    $  11.92   $  11.68   $  10.36   $   8.41   $     --
       16.7%        4.7%        2.0%      12.8%      23.2%     (15.9%)        --
        2.3%          --        1.6%       1.6%       1.9%       2.7%         --

    $    854    $  1,622    $     --   $     --   $     --   $     --   $     --
          68         148          --         --         --         --         --
    $  11.98    $  10.90    $     --   $     --   $     --   $     --   $     --
       19.8%        9.0%          --         --         --         --         --
        2.0%          --          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             VAN ECK
                                                                            WORLDWIDE
                                                                           HARD ASSETS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 66,110   $ 19,773   $ 10,239   $  6,351   $  3,510
Units Outstanding..................................       2,840      1,271        805        714        378
Variable Accumulation Unit Value...................    $  23.26   $  15.55   $  12.72   $   8.89   $   9.28
Total Return.......................................       49.6%      22.3%      43.1%      (4.2%)    (11.7%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.5%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,299   $    292   $    190   $     49   $     29
Units Outstanding..................................          56         19         15          6          3
Variable Accumulation Unit Value...................    $  23.01   $  15.41   $  12.62   $   8.83   $   9.24
Total Return.......................................       49.3%      22.1%      42.8%      (4.3%)    (11.8%)
Investment Income Ratio............................        0.2%       0.3%       0.3%       0.3%       3.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,056   $ 16,224   $  5,745   $  2,229   $    238
Units Outstanding..................................       2,279      1,040        449        249         25
Variable Accumulation Unit Value...................    $  23.29   $  15.61   $  12.79   $   8.96   $   9.37
Total Return.......................................       49.3%      22.0%      42.8%      (4.4%)    (11.9%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.2%       1.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 27,352   $  7,059   $  1,461   $    326   $     --
Units Outstanding..................................       1,242        480        121         39         --
Variable Accumulation Unit Value...................    $  22.00   $  14.71   $  12.04   $   8.42   $     --
Total Return.......................................       49.5%      22.2%      43.0%     (15.8%)        --
Investment Income Ratio............................        0.2%       0.2%       0.3%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,221   $    371   $     63   $     --   $     --
Units Outstanding..................................          44         20          4         --         --
Variable Accumulation Unit Value...................    $  27.62   $  18.55   $  15.24   $     --   $     --
Total Return.......................................       48.9%      21.7%      52.4%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 20,900   $  4,069   $    348   $     --   $     --
Units Outstanding..................................         853        249         26         --         --
Variable Accumulation Unit Value...................    $  24.36   $  16.35   $  13.42   $     --   $     --
Total Return.......................................       49.0%      21.8%      34.2%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       Van Kampen UIF
                      Emerging Markets
                      Equity--Class I
    ----------------------------------------------------
      2005       2004       2003       2002       2001
    ----------------------------------------------------
    $ 56,637   $ 39,055   $ 33,055   $ 22,764   $ 25,016
       3,378      3,076      3,161      3,213      3,172
    $  16.76   $  12.70   $  10.46   $   7.09   $   7.89
       32.0%      21.4%      47.6%     (10.2%)     (7.7%)
        0.4%       0.7%         --         --         --

    $    570   $    164   $    697   $    109   $  5,828
          47         18         92         21      1,019
    $  12.07   $   9.15   $   7.55   $   5.12   $   5.72
       31.8%      21.2%      47.4%     (10.4%)     (7.9%)
        0.3%       0.6%         --         --         --

    $ 13,590   $  7,050   $  5,409   $  2,432   $    594
         973        663        617        408         89
    $  14.00   $  10.63   $   8.77   $   5.96   $   6.64
       31.7%      21.2%      47.3%     (10.3%)     (8.0%)
        0.4%       0.7%         --         --         --

    $  3,772   $  1,965   $  1,279   $    456   $     --
         203        139        110         58         --
    $  18.60   $  14.10   $  11.62   $   7.88   $     --
       31.9%      21.3%      47.5%     (21.2%)        --
        0.4%       0.7%         --         --         --

    $    112   $     57   $     19   $     --   $     --
           5          3          1         --         --
    $  23.75   $  18.07   $  14.95   $     --   $     --
       31.4%      20.9%      49.5%         --         --
        0.4%       0.7%         --         --         --

    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                               MainStay VP           MainStay VP                 MainStay VP                  MainStay VP
                               Balanced--           Basic Value--                   Bond--               Capital Appreciation--
                              Service Class         Service Class               Service Class                Service Class
                              -------------   -------------------------   --------------------------   --------------------------
                                  2005         2005      2004     2003     2005      2004      2003     2005      2004      2003
                              ---------------------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................    $32,603      $ 4,281   $3,119   $  821   $11,334   $ 7,474   $2,929   $ 9,595   $ 7,459   $2,760
Units Outstanding............      3,115          332      251       73     1,110       737      296       788       653      248
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.87   $12.40   $11.32   $ 10.20   $ 10.15   $ 9.91   $ 12.17   $ 11.42   $11.15
Total Return.................       4.6%         3.8%     9.6%    13.2%      0.5%      2.4%    (0.9%)     6.6%      2.5%    11.5%
Investment Income Ratio......       1.7%         0.9%     1.2%     2.7%      3.7%      4.8%    13.3%        --      0.1%     0.5%

SERIES II POLICIES (b)
Net Assets...................    $ 1,467      $    37   $   --   $   --   $   349   $     5   $   --   $    78   $     6   $   --
Units Outstanding............        136            3       --       --        35         1       --         7         1       --
Variable Accumulation Unit
 Value.......................    $ 10.41      $ 10.53   $10.00   $   --   $ 10.06   $ 10.02   $   --   $ 10.98   $ 10.31   $   --
Total Return.................       4.1%         5.3%       --       --      0.3%      0.2%       --      6.4%      3.1%       --
Investment Income Ratio......       3.0%         3.1%       --       --      7.8%     48.1%       --        --      0.8%       --

SERIES III POLICIES (c)
Net Assets...................    $19,146      $ 7,357   $6,678   $1,807   $24,637   $19,603   $6,344   $17,835   $16,081   $5,334
Units Outstanding............      1,825          576      541      160     2,427     1,936      640     1,456     1,396      474
Variable Accumulation Unit
 Value.......................    $ 10.44      $ 12.78   $12.34   $11.29   $ 10.15   $ 10.12   $ 9.91   $ 12.25   $ 11.52   $11.26
Total Return.................       4.4%         3.5%     9.3%    12.9%      0.3%      2.2%    (0.9%)     6.4%      2.2%    12.6%
Investment Income Ratio......       2.2%         0.8%     1.1%     2.9%      3.4%      4.8%    17.1%        --      0.1%     0.6%

SERIES IV POLICIES (d)
Net Assets...................    $13,881      $ 7,259   $5,699   $2,039   $23,266   $16,738   $5,867   $11,771   $10,571   $4,522
Units Outstanding............      1,320          563      461      181     2,275     1,649      592       968       926      406
Variable Accumulation Unit
 Value.......................    $ 10.45      $ 12.82   $12.37   $11.29   $ 10.19   $ 10.15   $ 9.92   $ 12.16   $ 11.41   $11.14
Total Return.................       4.5%         3.7%     9.5%    12.9%      0.4%      2.3%    (0.8%)     6.6%      2.4%    11.4%
Investment Income Ratio......       2.3%         0.8%     1.1%     2.8%      3.5%      5.0%    15.6%        --      0.1%     0.5%

SERIES V POLICIES (e)
Net Assets...................    $ 1,509      $   686   $  551   $  133   $ 2,429   $ 1,362   $  407   $   554   $   429   $   86
Units Outstanding............        144           54       45       12       242       136       41        47        38        8
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.62   $12.22   $11.21   $ 10.02   $ 10.02   $ 9.83   $ 11.88   $ 11.20   $10.98
Total Return.................       4.6%         3.3%     9.1%    12.1%        --      1.9%    (1.7%)     6.1%      2.0%     9.8%
Investment Income Ratio......       1.8%         0.8%     1.2%     5.2%      3.7%      5.2%    14.8%        --      0.1%     1.3%

SERIES VI POLICIES (f)
Net Assets...................    $13,375      $ 4,536   $3,804   $  907   $14,340   $ 9,200   $3,343   $11,667   $ 8,794   $2,186
Units Outstanding............      1,275          353      309       80     1,415       912      338       967       774      197
Variable Accumulation Unit
 Value.......................    $ 10.43      $ 12.73   $12.32   $11.28   $ 10.11   $ 10.09   $ 9.89   $ 12.06   $ 11.36   $11.12
Total Return.................       4.3%         3.4%     9.2%    12.8%      0.1%      2.0%    (1.1%)     6.2%      2.1%    11.2%
Investment Income Ratio......       2.2%         0.8%     1.0%     2.8%      3.7%      5.2%    14.5%        --      0.1%     0.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP             MAINSTAY VP
                COMMON STOCK--                 CONVERTIBLE--             DEVELOPING GROWTH--       FLOATING RATE--
                 SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS           SERVICE CLASS
          ---------------------------   ---------------------------   --------------------------   ---------------
           2005      2004      2003      2005      2004      2003      2005      2004     2003          2005
          --------------------------------------------------------------------------------------------------------
          $ 7,104   $ 4,810   $ 1,842   $13,293   $10,142   $ 3,817   $ 3,145   $ 1,949  $   637       $36,518
              539       387       162     1,105       884       347       235       161       55         3,612
          $ 13.17   $ 12.44   $ 11.40   $ 12.03   $ 11.48   $ 10.99   $ 13.34   $ 12.11  $ 11.63       $ 10.10
             5.9%      9.1%     14.0%      4.9%      4.4%      9.9%     10.2%      4.1%    16.3%          1.0%
             1.0%      1.6%      3.7%      1.5%      2.4%      8.3%        --        --       --          4.5%

          $    34   $    --   $    --   $   358   $    24   $    --   $    45   $     3  $    --       $ 4,001
                3        --        --        34         2        --         4        --       --           373
          $ 10.54   $ 10.00   $    --   $ 10.58   $ 10.11   $    --   $ 11.00   $ 10.00  $    --       $ 10.14
             5.4%        --        --      4.7%      1.1%        --     10.0%        --       --          1.4%
             2.7%        --        --      4.8%     58.1%        --        --        --       --          4.9%

          $12,796   $10,274   $ 3,094   $25,860   $23,424   $ 7,798   $ 6,081   $ 4,769  $ 1,458       $13,041
              981       832       273     2,151     2,039       707       465       400      127         1,272
          $ 13.04   $ 12.34   $ 11.34   $ 12.02   $ 11.49   $ 11.03   $ 13.11   $ 11.92  $ 11.47       $ 10.08
             5.7%      8.9%     13.4%      4.7%      4.2%     10.3%     10.0%      3.9%    14.7%          0.8%
             0.9%      1.7%      4.1%      1.4%      2.5%      9.0%        --        --       --          4.7%

          $14,034   $10,070   $ 3,340   $25,647   $20,014   $ 7,040   $ 5,606   $ 4,310  $ 1,358       $10,796
            1,063       810       293     2,141     1,754       644       421       357      117         1,052
          $ 13.15   $ 12.43   $ 11.40   $ 11.96   $ 11.41   $ 10.94   $ 13.31   $ 12.09  $ 11.62       $ 10.09
             5.8%      9.0%     14.0%      4.8%      4.3%      9.4%     10.1%      4.1%    16.2%          0.9%
             0.9%      1.7%      3.4%      1.5%      2.5%      8.5%        --        --       --          4.8%

          $   309   $   213   $    38   $ 1,608   $ 1,466   $   533   $   232   $   170  $    64       $ 1,686
               24        17         3       136       129        49        18        14        6           164
          $ 12.96   $ 12.29   $ 11.32   $ 11.84   $ 11.34   $ 10.91   $ 12.97   $ 11.83  $ 11.41       $ 10.25
             5.4%      8.6%     13.2%      4.4%      3.9%      9.1%      9.7%      3.6%    14.1%          2.5%
             0.9%      1.6%      2.4%      1.4%      2.4%      9.5%        --        --       --          4.7%

          $ 7,321   $ 5,161   $ 1,484   $16,730   $12,642   $ 3,430   $ 3,248   $ 2,228  $   721       $11,829
              561       417       130     1,418     1,120       316       242       182       61         1,145
          $ 13.05   $ 12.37   $ 11.38   $ 11.79   $ 11.28   $ 10.85   $ 13.40   $ 12.21  $ 11.77       $ 10.13
             5.5%      8.7%     13.8%      4.5%      4.0%      8.5%      9.8%      3.7%    17.7%          1.3%
             1.0%      1.8%      3.4%      1.5%      2.8%      9.2%        --        --       --          4.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                                GOVERNMENT--             HIGH YIELD CORPORATE BOND--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  8,799   $  6,080   $  2,651   $ 50,262   $ 33,434   $ 10,501
Units Outstanding..................................         881        614        272      3,920      2,643        920
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.75   $  12.81   $  12.65   $  11.41
Total Return.......................................        0.7%       1.6%      (2.5%)      1.2%      10.9%      14.1%
Investment Income Ratio............................        3.6%       5.6%      14.3%       6.8%      10.1%      26.0%

SERIES II POLICIES (b)
Net Assets.........................................    $    316   $      5   $     --   $  2,500   $     64   $     --
Units Outstanding..................................          30         --         --        242          6         --
Variable Accumulation Unit Value...................    $  10.06   $  10.01   $     --   $  10.29   $  10.18   $     --
Total Return.......................................        0.5%       0.1%         --       1.1%       1.8%         --
Investment Income Ratio............................        6.8%      86.3%         --      12.6%      87.4%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 16,243   $ 12,875   $  4,087   $117,498   $ 94,871   $ 28,302
Units Outstanding..................................       1,645      1,310        422      9,264      7,556      2,495
Variable Accumulation Unit Value...................    $   9.88   $   9.83   $   9.69   $  12.69   $  12.56   $  11.35
Total Return.......................................        0.5%       1.4%      (3.1%)      1.0%      10.7%      13.5%
Investment Income Ratio............................        3.3%       5.7%      18.2%       6.4%      10.2%      30.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,766   $ 11,256   $  4,147   $103,496   $ 76,786   $ 25,512
Units Outstanding..................................       1,481      1,136        425      8,052      6,041      2,224
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.76   $  12.86   $  12.71   $  11.47
Total Return.......................................        0.6%       1.6%      (2.4%)      1.2%      10.8%      14.7%
Investment Income Ratio............................        3.4%       5.6%      16.5%       6.4%      10.0%      26.4%

SERIES V POLICIES (e)
Net Assets.........................................    $  1,257   $    706   $    421   $ 11,657   $  8,737   $  2,901
Units Outstanding..................................         127         72         43        922        697        255
Variable Accumulation Unit Value...................    $   9.87   $   9.85   $   9.74   $  12.64   $  12.54   $  11.36
Total Return.......................................        0.2%       1.2%      (2.6%)      0.8%      10.4%      13.6%
Investment Income Ratio............................        3.8%       5.1%      14.0%       6.5%      10.2%      27.0%

SERIES VI POLICIES (f)
Net Assets.........................................    $  8,125   $  4,800   $  1,800   $ 64,705   $ 39,920   $  9,211
Units Outstanding..................................         818        487        185      5,086      3,173        809
Variable Accumulation Unit Value...................    $   9.88   $   9.85   $   9.73   $  12.69   $  12.58   $  11.39
Total Return.......................................        0.3%       1.3%      (2.7%)      0.9%      10.5%      13.9%
Investment Income Ratio............................        3.8%       5.6%      16.2%       7.2%      11.7%      29.6%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
          Income & Growth--              International Equity--             LARGE CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $  3,830   $  2,450   $    503   $ 12,520   $  5,975   $  1,340   $  3,045   $  2,041   $    820
         302        200         45        869        441        114        278        191         74
    $  12.64   $  12.27   $  11.07   $  14.39   $  13.55   $  11.74   $  10.96   $  10.67   $  11.11
        3.0%      10.8%      10.7%       6.3%      15.4%      17.4%       2.7%      (3.9%)     11.1%
        1.2%       2.8%       5.6%       2.0%       1.3%       6.9%         --       0.1%       0.4%

    $    311   $     13   $     --   $    626   $      8   $     --   $     72   $     --   $     --
          30          1         --         56          1         --          6         --         --
    $  10.43   $  10.14   $     --   $  10.82   $  10.19   $     --   $  11.32   $  10.00   $     --
        2.9%       1.4%         --       6.1%       1.9%         --      13.2%         --         --
        1.6%      63.6%         --       4.1%      10.9%         --         --         --         --

    $  8,051   $  5,324   $  1,437   $ 26,887   $ 16,793   $  2,933   $  6,797   $  6,358   $  2,737
         622        423        126      1,907      1,262        254        624        598        247
    $  12.94   $  12.59   $  11.38   $  14.11   $  13.30   $  11.55   $  10.89   $  10.63   $  11.08
        2.8%      10.6%      13.8%       6.0%      15.2%      15.5%       2.5%      (4.1%)     10.8%
        1.2%       2.6%       6.1%       1.8%       1.4%       8.0%         --         --       0.4%

    $  7,628   $  5,136   $  1,389   $ 26,069   $ 13,748   $  2,849   $  5,526   $  5,116   $  2,233
         590        410        123      1,829      1,027        246        505        480        201
    $  12.91   $  12.53   $  11.32   $  14.21   $  13.38   $  11.60   $  10.93   $  10.65   $  11.09
        3.0%      10.8%      13.2%       6.2%      15.4%      16.0%       2.6%      (4.0%)     10.9%
        1.1%       2.5%       5.3%       2.0%       1.3%       6.6%         --         --       0.3%

    $    553   $    292   $     24   $  1,609   $    684   $     78   $    453   $    272   $     60
          44         24          2        117         53          7         43         26          6
    $  12.67   $  12.35   $  11.19   $  13.71   $  12.96   $  11.28   $  10.53   $  10.30   $  10.77
        2.6%      10.3%      11.9%       5.8%      14.9%      12.8%       2.2%      (4.3%)      7.7%
        1.3%       3.0%       4.4%       2.2%       1.5%      11.7%         --       0.1%       0.5%

    $  6,954   $  3,499   $    600   $ 17,356   $  7,562   $  1,381   $  3,647   $  2,723   $  1,265
         546        282         53      1,251        578        121        337        257        114
    $  12.73   $  12.40   $  11.23   $  13.85   $  13.08   $  11.37   $  10.84   $  10.59   $  11.06
        2.7%      10.4%      12.3%       5.9%      15.0%      13.7%       2.3%      (4.2%)     10.6%
        1.3%       3.2%       5.3%       2.1%       1.5%       7.6%         --       0.1%       0.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                               MID CAP CORE--                  MID CAP GROWTH--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,966   $  5,876   $  1,477   $ 18,597   $  9,510   $  2,376
Units Outstanding..................................         740        414        125      1,104        653        197
Variable Accumulation Unit Value...................    $  16.17   $  14.19   $  11.80   $  16.77   $  14.56   $  12.07
Total Return.......................................       14.0%      20.2%      18.0%      15.2%      20.6%      20.7%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    349   $     11   $     --   $    598   $      5   $     --
Units Outstanding..................................          28          1         --         51          1         --
Variable Accumulation Unit Value...................    $  11.60   $  10.19   $     --   $  11.78   $  10.24   $     --
Total Return.......................................       13.8%       1.9%         --      15.0%       2.4%         --
Investment Income Ratio............................        1.1%       3.1%         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,987   $ 13,092   $  2,774   $ 33,555   $ 21,257   $  5,125
Units Outstanding..................................       1,375        931        237      2,054      1,494        434
Variable Accumulation Unit Value...................    $  15.99   $  14.06   $  11.72   $  16.35   $  14.23   $  11.82
Total Return.......................................       13.7%      20.0%      17.2%      15.0%      20.4%      18.2%
Investment Income Ratio............................        0.4%       0.5%       1.4%         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,680   $ 10,128   $  2,677   $ 30,962   $ 17,454   $  5,111
Units Outstanding..................................       1,220        719        228      1,884      1,224        432
Variable Accumulation Unit Value...................    $  16.05   $  14.09   $  11.73   $  16.42   $  14.26   $  11.83
Total Return.......................................       13.9%      20.1%      17.3%      15.1%      20.5%      18.3%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,543   $    656   $    183   $  1,475   $    854   $    186
Units Outstanding..................................          96         47         16         92         61         16
Variable Accumulation Unit Value...................    $  15.99   $  14.09   $  11.78   $  15.98   $  13.94   $  11.61
Total Return.......................................       13.5%      19.7%      17.8%      14.7%      20.1%      16.1%
Investment Income Ratio............................        0.5%       0.5%       3.0%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 18,737   $  7,802   $  1,319   $ 24,736   $ 11,705   $  2,941
Units Outstanding..................................       1,183        560        113      1,485        808        244
Variable Accumulation Unit Value...................    $  15.83   $  13.94   $  11.64   $  16.62   $  14.48   $  12.05
Total Return.......................................       13.6%      19.8%      16.4%      14.8%      20.2%      20.5%
Investment Income Ratio............................        0.5%       0.6%       1.4%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
           Mid Cap Value--                  S&P 500 Index--                 SMALL CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $ 18,099   $  9,220   $  2,399   $ 32,438   $ 20,964   $  6,828   $ 12,419   $  7,815   $  2,355
       1,298        688        207      2,570      1,713        606        921        593        192
    $  13.94   $  13.41   $  11.60   $  12.61   $  12.24   $  11.26   $  13.48   $  13.17   $  12.24
        4.0%      15.6%      16.0%       3.0%       8.7%      12.6%       2.4%       7.6%      22.4%
        0.7%       1.1%       3.4%       1.2%       2.1%       4.6%         --         --         --

    $    522   $     34   $     --   $    621   $     16   $     --   $    215   $      6   $     --
          49          3         --         61          2         --         20          1         --
    $  10.69   $  10.29   $     --   $  10.55   $  10.25   $     --   $  10.53   $  10.30   $     --
        3.8%       2.9%         --       2.9%       2.5%         --       2.2%       3.0%         --
        1.1%       7.1%         --       2.8%      17.1%         --         --         --         --

    $ 41,554   $ 25,830   $  6,443   $ 63,957   $ 51,775   $ 13,604   $ 20,401   $ 16,734   $  4,735
       2,962      1,910        550      5,119      4,261      1,215      1,509      1,265        384
    $  14.03   $  13.52   $  11.72   $  12.49   $  12.15   $  11.20   $  13.52   $  13.23   $  12.32
        3.8%      15.4%      17.2%       2.8%       8.5%      12.0%       2.2%       7.4%      23.2%
        0.7%       1.0%       3.8%       1.1%       2.1%       5.6%         --         --         --

    $ 38,107   $ 21,168   $  5,125   $ 51,108   $ 38,290   $ 11,688   $ 20,161   $ 14,487   $  4,235
       2,741      1,580        442      4,057      3,132      1,038      1,524      1,122        353
    $  13.92   $  13.40   $  11.59   $  12.59   $  12.23   $  11.26   $  13.21   $  12.91   $  12.01
        3.9%      15.6%      15.9%       3.0%       8.6%      12.6%       2.3%       7.6%      20.1%
        0.7%       1.1%       3.5%       1.2%       2.1%       4.6%         --         --         --

    $  1,915   $    833   $    122   $  4,000   $  2,782   $  1,344   $    986   $    635   $     93
         140         63         11        321        229        120         77         51          8
    $  13.71   $  13.25   $  11.51   $  12.48   $  12.16   $  11.24   $  12.78   $  12.54   $  11.71
        3.5%      15.1%      15.1%       2.6%       8.2%      12.4%       1.9%       7.1%      17.1%
        0.8%       1.2%       4.3%       1.2%       1.8%       5.1%         --         --         --

    $ 26,504   $ 14,398   $  2,519   $ 31,482   $ 18,986   $  4,649   $ 13,093   $  9,643   $  2,201
       1,915      1,080        218      2,514      1,560        414        980        736        180
    $  13.81   $  13.33   $  11.57   $  12.50   $  12.17   $  11.24   $  13.36   $  13.10   $  12.21
        3.6%      15.2%      15.7%       2.7%       8.3%      12.4%       2.0%       7.2%      22.1%
        0.7%       1.3%       3.8%       1.3%       2.2%       5.0%         --         --         --

              MAINSTAY VP
             TOTAL RETURN--
             SERVICE CLASS
     ------------------------------
       2005       2004       2003
     ------------------------------
     $  7,820   $  5,622   $  1,835
          665        501        171
     $  11.76   $  11.23   $  10.73
         4.7%       4.6%       7.3%
         1.5%       2.2%       6.8%
     $     14   $      1   $     --
            1         --         --
     $  10.57   $  10.11   $     --
         4.5%       1.1%         --
         2.2%         --         --
     $ 16,290   $ 13,524   $  4,276
        1,394      1,209        399
     $  11.69   $  11.19   $  10.71
         4.5%       4.4%       7.1%
         1.4%       2.1%       8.3%
     $ 10,004   $  8,502   $  3,248
          842        749        299
     $  11.88   $  11.35   $  10.86
         4.7%       4.6%       8.6%
         1.4%       2.1%       7.6%
     $    636   $    487   $    159
           55         44         15
     $  11.48   $  11.01   $  10.57
         4.3%       4.2%       5.7%
         1.5%       2.2%      10.4%
     $  8,131   $  6,070   $  2,168
          706        552        205
     $  11.49   $  11.01   $  10.56
         4.4%       4.3%       5.6%
         1.5%       2.1%       7.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MainStay VP                 Alger American Small
                                                                  Value--                     Capitalization--
                                                               Service Class                   Class S Shares
                                                       ------------------------------   -----------------------------
                                                         2005       2004       2003       2005       2004      2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,722   $  8,003   $  2,572   $  5,850   $  2,923  $    671
Units Outstanding..................................         888        633        223        364        210        55
Variable Accumulation Unit Value...................    $  13.21   $  12.64   $  11.55   $  16.04   $  13.95  $  12.16
Total Return.......................................        4.5%       9.5%      15.5%      15.0%      14.7%     21.6%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES II POLICIES (b)
Net Assets.........................................    $    191   $      6   $     --   $    130   $      7  $     --
Units Outstanding..................................          18          1         --         11          1        --
Variable Accumulation Unit Value...................    $  10.65   $  10.21   $     --   $  11.95   $  10.41  $     --
Total Return.......................................        4.3%       2.1%         --      14.8%       4.1%        --
Investment Income Ratio............................        2.8%      15.5%         --         --         --        --

SERIES III POLICIES (c)
Net Assets.........................................    $ 24,079   $ 19,389   $  5,058   $  9,680   $  6,286  $  1,576
Units Outstanding..................................       1,841      1,546        440        609        452       130
Variable Accumulation Unit Value...................    $  13.08   $  12.54   $  11.48   $  15.95   $  13.90  $  12.15
Total Return.......................................        4.3%       9.2%      14.8%      14.7%      14.4%     21.5%
Investment Income Ratio............................        1.1%       1.4%       6.3%         --         --        --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 18,870   $ 14,111   $  4,598   $ 10,949   $  5,993  $  1,594
Units Outstanding..................................       1,409      1,101        392        685        432       132
Variable Accumulation Unit Value...................    $  13.39   $  12.82   $  11.72   $  15.95   $  13.88  $  12.11
Total Return.......................................        4.4%       9.4%      17.2%      14.9%      14.6%     21.1%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES V POLICIES (e)
Net Assets.........................................    $    729   $    544   $    160   $    457   $    241  $     22
Units Outstanding..................................          56         43         14         29         18         2
Variable Accumulation Unit Value...................    $  13.02   $  12.51   $  11.48   $  15.63   $  13.65  $  11.96
Total Return.......................................        4.0%       9.0%      14.8%      14.5%      14.2%     19.6%
Investment Income Ratio............................        1.2%       1.3%       7.5%         --         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 14,138   $  8,534   $  2,127   $  5,548   $  2,848  $    495
Units Outstanding..................................       1,074        679        185        348        205        41
Variable Accumulation Unit Value...................    $  13.09   $  12.57   $  11.52   $  15.90   $  13.88  $  12.15
Total Return.......................................        4.1%       9.1%      15.2%      14.6%      14.3%     21.5%
Investment Income Ratio............................        1.3%       1.5%       5.9%         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

    Colonial Small Cap
        VALUE FUND,                DREYFUS IP                  FIDELITY(R) VIP                FIDELITY(R) VIP
     VARIABLE SERIES--        TECHNOLOGY GROWTH--              CONTRAFUND(R)--                EQUITY-INCOME--
          CLASS B                SERVICE SHARES                SERVICE CLASS 2                SERVICE CLASS 2
    -------------------  ------------------------------  ----------------------------  -----------------------------
      2005       2004      2005       2004       2003      2005      2004      2003      2005       2004      2003
    ----------------------------------------------------------------------------------------------------------------
    $  7,798   $    521  $  4,703   $  3,225   $  1,226  $ 27,416  $ 12,675  $  3,715  $ 17,710   $ 10,243  $  2,888
         704         49       396        277        104     1,792       955       318     1,344        810       251
    $  11.03   $  10.61  $  11.87   $  11.63   $  11.77  $  15.27  $  13.27  $  11.69  $  13.16   $  12.64  $  11.53
        4.0%       6.1%      2.0%      (1.2%)     17.7%     15.0%     13.6%     16.9%      4.1%       9.7%     15.3%
          --       5.0%        --         --         --      0.1%      0.1%        --      1.1%       0.8%        --

    $    274   $      7  $     61   $     --   $     --  $  1,179  $     30  $     --  $    661   $     10  $     --
          24          1         6         --         --        98         3        --        63          1        --
    $  10.66   $  10.26  $  11.00   $  10.00   $     --  $  11.79  $  10.26  $     --  $  10.56   $  10.16  $     --
        3.9%       2.6%     10.0%         --         --     14.9%      2.6%        --      4.0%       1.6%        --
          --       2.4%        --         --         --        --        --        --        --         --        --

    $  4,868   $    304  $  6,985   $  7,184   $  2,883  $ 48,984  $ 29,756  $  7,143  $ 32,146   $ 23,055  $  5,733
         445         29       596        624        247     3,248     2,266       616     2,483      1,852       504
    $  10.97   $  10.57  $  11.73   $  11.52   $  11.67  $  15.08  $  13.13  $  11.59  $  12.94   $  12.45  $  11.37
        3.8%       5.7%      1.8%      (1.4%)     16.7%     14.8%     13.3%     15.9%      3.9%       9.5%     13.7%
          --       5.7%        --         --         --      0.1%      0.1%        --      1.3%       0.8%        --

    $  5,433   $    431  $  7,047   $  5,905   $  2,684  $ 55,871  $ 26,881  $  5,521  $ 30,273   $ 19,399  $  4,827
         495         41       597        512        230     3,612     2,004       467     2,307      1,542       421
    $  10.96   $  10.54  $  11.77   $  11.54   $  11.68  $  15.42  $  13.41  $  11.82  $  13.09   $  12.58  $  11.48
        4.0%       5.4%      2.0%      (1.2%)     16.8%     15.0%     13.5%     18.2%      4.1%       9.6%     14.8%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $    250   $     --  $    263   $    208   $    100  $  4,332  $  1,800  $    316  $  3,530   $  2,305  $    823
          23         --        23         18          9       292       139        28       270        183        71
    $  10.90   $  10.00  $  11.64   $  11.45   $  11.64  $  14.86  $  12.97  $  11.48  $  13.06   $  12.60  $  11.54
        9.0%         --      1.6%      (1.6%)     16.4%     14.5%     13.0%     14.8%      3.6%       9.2%     15.4%
          --         --        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $  3,044   $    286  $  3,105   $  2,927   $  1,302  $ 34,138  $ 15,263  $  2,520  $ 21,893   $ 14,146  $  2,977
         273         27       264        255        112     2,284     1,174       219     1,679      1,131       260
    $  10.92   $  10.54  $  11.67   $  11.48   $  11.65  $  14.91  $  13.00  $  11.49  $  12.98   $  12.51  $  11.44
        3.6%       5.4%      1.7%      (1.5%)     16.5%     14.6%     13.2%     14.9%      3.7%       9.3%     14.4%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              FIDELITY(R) VIP                JANUS ASPEN SERIES
                                                                 MID CAP--                       BALANCED--
                                                              SERVICE CLASS 2                  SERVICE SHARES
                                                       ------------------------------  ------------------------------
                                                         2005       2004       2003      2005       2004       2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 57,754   $ 28,222   $  2,237  $ 14,526   $ 10,378   $  4,308
Units Outstanding..................................       3,580      2,037        199     1,217        924        410
Variable Accumulation Unit Value...................    $  16.12   $  13.85   $  11.27  $  11.92   $  11.23   $  10.52
Total Return.......................................       16.4%      22.9%      12.7%      6.2%       6.8%       5.2%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    568   $     88   $      1  $    568   $      9   $     --
Units Outstanding..................................          39          7         --        55          1         --
Variable Accumulation Unit Value...................    $  14.50   $  12.48   $  10.17  $  10.84   $  10.23   $     --
Total Return.......................................       16.2%      22.7%       1.7%      6.0%       2.3%         --
Investment Income Ratio............................          --         --         --      3.1%      28.9%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 38,491   $ 21,172   $  1,207  $ 25,740   $ 21,340   $  8,228
Units Outstanding..................................       2,411      1,537        107     2,157      1,895        779
Variable Accumulation Unit Value...................    $  16.00   $  13.78   $  11.23  $  11.93   $  11.26   $  10.57
Total Return.......................................       16.1%      22.7%      12.3%      6.0%       6.6%       5.7%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       4.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 30,428   $ 14,301   $  1,082  $ 27,775   $ 20,968   $  7,590
Units Outstanding..................................       1,867      1,020         95     2,327      1,869        722
Variable Accumulation Unit Value...................    $  16.31   $  14.02   $  11.41  $  11.91   $  11.22   $  10.51
Total Return.......................................       16.3%      22.9%      14.1%      6.1%       6.7%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.6%

SERIES V POLICIES (e)
Net Assets.........................................    $  2,205   $  1,071   $     39  $  2,226   $  1,132   $    441
Units Outstanding..................................         144         81          4       189        101         42
Variable Accumulation Unit Value...................    $  15.27   $  13.18   $  10.77  $  11.80   $  11.16   $  10.50
Total Return.......................................       15.8%      22.4%       7.7%      5.7%       6.3%       5.0%
Investment Income Ratio............................          --         --         --      2.4%       2.7%       3.4%

SERIES VI POLICIES (f)
Net Assets.........................................    $ 21,051   $  9,297   $    499  $ 14,847   $ 11,228   $  4,069
Units Outstanding..................................       1,289        664         44     1,254      1,004        387
Variable Accumulation Unit Value...................    $  16.23   $  14.00   $  11.43  $  11.83   $  11.18   $  10.51
Total Return.......................................       16.0%      22.5%      14.3%      5.8%       6.4%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

          Janus Aspen Series               MFS(R) INVESTORS                      MFS(R)                           MFS(R)
          WORLDWIDE GROWTH--                TRUST SERIES--                 RESEARCH SERIES--                UTILITIES SERIES--
            SERVICE SHARES                  SERVICE CLASS                    SERVICE CLASS                    SERVICE CLASS
    ------------------------------  ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003      2005       2004       2003       2005       2004       2003       2005       2004       2003
    --------------------------------------------------------------------------------------------------------------------------------
    $  5,145   $  3,533   $  1,398  $  1,151   $    833   $    135   $  1,486   $    930   $    382   $ 69,366   $ 15,141   $      3
         416        297        121        92         70         12        112         74         35      4,346      1,092         --
    $  12.37   $  11.88   $  11.53  $  12.56   $  11.91   $  10.86   $  13.33   $  12.56   $  11.02   $  15.94   $  13.86   $  10.83
        4.1%       3.1%      15.3%      5.5%       9.6%       8.6%       6.1%      14.0%      10.2%      15.0%      28.0%       8.3%
        1.3%       1.1%       0.9%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%         --         --

    $     85   $     --   $     --  $      1   $     --   $     --   $     55   $     --   $     --   $  1,822   $    154   $     --
          11         --         --        --         --         --          5         --         --        127         12         --
    $  10.43   $  10.00   $     --  $  10.73   $  10.00   $     --   $  10.77   $  10.00   $     --   $  14.29   $  12.45   $     --
        4.3%         --         --      7.3%         --         --       7.7%         --         --      14.8%      24.5%         --
        2.3%         --         --        --         --         --       0.1%         --         --       0.3%         --         --

    $  8,306   $  7,463   $  2,542  $  1,404   $    874   $    314   $  2,038   $  1,616   $    637   $ 44,612   $ 11,129   $     80
         679        634        222       111         73         29        155        130         58      2,684        763          7
    $  12.23   $  11.78   $  11.45  $  12.60   $  11.96   $  10.94   $  13.18   $  12.45   $  10.95   $  16.73   $  14.58   $  11.41
        3.9%       2.9%      14.5%      5.3%       9.4%       9.4%       5.9%      13.7%       9.5%      14.7%      27.8%      14.1%
        1.2%       1.1%       1.0%      0.3%       0.4%         --       0.3%       0.8%         --       0.4%       0.1%         --

    $  7,855   $  6,067   $  2,226  $  1,769   $  1,095   $    469   $  2,182   $  1,604   $    460   $ 34,325   $  6,513   $     63
         640        515        195       140         91         43        168        131         43      2,044        444          5
    $  12.27   $  11.79   $  11.44  $  12.68   $  12.02   $  10.97   $  12.99   $  12.25   $  10.75   $  16.85   $  14.67   $  11.46
        4.1%       3.0%      14.4%      5.5%       9.5%       9.7%       6.0%      13.9%       7.5%      14.9%      28.0%      14.6%
        1.3%       1.1%       0.9%      0.3%       0.4%         --       0.3%       0.7%         --       0.4%       0.1%         --

    $    436   $    380   $     22  $    107   $     39   $     13   $     44   $     26   $     15   $  2,110   $    417   $     11
          36         33          2         9          3          1          3          2          1        126         28          1
    $  12.03   $  11.61   $  11.31  $  12.52   $  11.91   $  10.92   $  13.24   $  12.54   $  11.05   $  16.78   $  14.66   $  11.50
        3.6%       2.6%      13.1%      5.1%       9.1%       9.2%       5.6%      13.4%      10.5%      14.4%      27.5%      15.0%
        1.2%       1.4%       1.2%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%       0.2%         --

    $  4,001   $  2,880   $    983  $  1,015   $    783   $    187   $  1,715   $    856   $    279   $ 34,143   $  6,561   $      1
         334        250         88        81         66         17        128         68         25      2,042        451         --
    $  11.97   $  11.54   $  11.23  $  12.49   $  11.88   $  10.88   $  13.36   $  12.64   $  11.13   $  16.65   $  14.54   $  11.39
        3.7%       2.7%      12.3%      5.2%       9.2%       8.8%       5.7%      13.6%      11.3%      14.6%      27.6%      13.9%
        1.3%       1.2%       0.9%      0.3%       0.3%         --       0.3%       0.7%         --       0.4%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                            NEUBERGER BERMAN AMT                T. ROWE PRICE
                                                              MID-CAP GROWTH--                  EQUITY INCOME
                                                                  CLASS S                       PORTFOLIO--II
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,298   $  1,365   $      6   $ 18,925   $  9,680   $  2,506
Units Outstanding..................................         236        109          1      1,460        765        224
Variable Accumulation Unit Value...................    $  13.96   $  12.48   $  10.91   $  12.94   $  12.66   $  11.20
Total Return.......................................       11.9%      14.4%       9.1%       2.2%      13.0%      12.0%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.1%

SERIES II POLICIES (b)
Net Assets.........................................    $     29   $      2   $     --   $    903   $     16   $     --
Units Outstanding..................................           3         --         --         84          2         --
Variable Accumulation Unit Value...................    $  11.92   $  10.67   $     --   $  10.55   $  10.33   $     --
Total Return.......................................       11.7%       6.7%         --       2.1%       3.3%         --
Investment Income Ratio............................          --         --         --       1.9%       4.8%         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,766   $  1,635   $    105   $ 38,632   $ 26,791   $  5,783
Units Outstanding..................................         199        130         10      3,006      2,128        518
Variable Accumulation Unit Value...................    $  14.00   $  12.54   $  10.98   $  12.85   $  12.59   $  11.16
Total Return.......................................       11.6%      14.2%       9.8%       2.1%      12.8%      11.6%
Investment Income Ratio............................          --         --         --       1.4%       1.6%       2.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,083   $  1,505   $    269   $ 45,332   $ 24,618   $  5,370
Units Outstanding..................................         213        116         24      3,492      1,941        478
Variable Accumulation Unit Value...................    $  14.47   $  12.95   $  11.32   $  12.96   $  12.68   $  11.23
Total Return.......................................       11.8%      14.4%      13.2%       2.2%      13.0%      12.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.3%

SERIES V POLICIES (e)
Net Assets.........................................    $    356   $    307   $     82   $  4,636   $  2,966   $    933
Units Outstanding..................................          25         24          7        364        237         84
Variable Accumulation Unit Value...................    $  14.11   $  12.67   $  11.12   $  12.75   $  12.53   $  11.13
Total Return.......................................       11.4%      13.9%      11.2%       1.8%      12.5%      11.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.5%

SERIES VI POLICIES (f)
Net Assets.........................................    $  1,887   $    970   $     56   $ 29,037   $ 15,499   $  3,257
Units Outstanding..................................         133         76          5      2,261      1,233        292
Variable Accumulation Unit Value...................    $  14.15   $  12.69   $  11.13   $  12.81   $  12.57   $  11.16
Total Return.......................................       11.5%      14.0%      11.3%       1.9%      12.6%      11.6%
Investment Income Ratio............................          --         --         --       1.5%       1.7%       2.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

           Van Kampen UIF               Victory VIF
      Emerging Markets Equity--     Diversified Stock--
              Class II                Class A Shares
    -----------------------------   -------------------
      2005      2004       2003       2005       2004
    ---------------------------------------------------
    $  6,717  $  2,225   $    424   $  5,802   $  2,061
         304       134         31        483        184
    $  21.93  $  16.63   $  13.71   $  12.00   $  11.19
       31.9%     21.3%      37.1%       7.2%      11.9%
        0.4%      0.7%         --       0.1%       1.6%

    $    183  $      1   $     --   $    136   $     --
          13        --         --         13         --
    $  14.06  $  10.67   $     --   $  10.67   $  10.00
       31.7%      6.7%         --       6.7%         --
        0.4%        --         --         --         --

    $ 11,562  $  4,867   $  1,422   $  2,706   $  1,176
         555       305        108        228        106
    $  21.04  $  15.98   $  13.20   $  11.85   $  11.08
       31.7%     21.0%      32.0%       7.0%      10.8%
        0.4%      0.7%         --       0.1%       1.5%

    $ 12,712  $  4,745   $    729   $  4,210   $  1,599
         582       287         53        361        147
    $  21.82  $  16.55   $  13.65   $  11.68   $  10.90
       31.8%     21.2%      36.5%       7.2%       9.0%
        0.4%      0.7%         --       0.1%       1.8%

    $    462  $     73   $     --   $    260   $     13
          28         6         --         22          1
    $  16.74  $  12.76   $  10.57   $  11.58   $  10.85
       31.3%     20.7%       5.7%       6.8%       8.5%
        0.3%      0.9%         --       0.1%       2.0%

    $  8,696  $  2,312   $    297   $  3,197   $  1,007
         412       144         22        270         91
    $  21.05  $  16.01   $  13.25   $  11.82   $  11.06
       31.5%     20.9%      32.5%       6.9%      10.6%
        0.4%      0.9%         --       0.1%       2.2%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Basic Value--Initial Class (formerly known as MainStay VP Dreyfus Large Company Value--Initial Class), MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Developing Growth--Initial Class (formerly known as MainStay VP Lord Abbett Developing Growth--Initial Class), MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Income & Growth--Initial Class (formerly known as MainStay VP American Century Income & Growth--Initial Class), MainStay VP International Equity--Initial Class, MainStay VP Large Cap Growth--Initial Class (formerly known as MainStay VP Growth--Initial Class and MainStay VP Eagle Asset Management Growth Equity--Initial Class), MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, Alger American Small Capitalization--Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Balanced--Service Class, MainStay VP Basic Value--Service Class (formerly known as MainStay VP Dreyfus Large Company Value--Service Class), MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Developing Growth--Service Class (formerly known as MainStay VP Lord Abbett Developing Growth--Service Class), MainStay VP Floating Rate--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP Income & Growth--Service Class (formerly known as MainStay VP American Century Income & Growth--Service Class), MainStay VP International Equity--Service Class, MainStay VP Large Cap Growth--Service Class (formerly known as MainStay VP Growth--Service Class and MainStay VP Eagle Asset Management Growth Equity--Service Class), MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value-- Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2005 AND 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
                                    ASSETS
Fixed maturities, at fair value
  Available for sale........................................  $36,467   $34,527
  Trading securities........................................       13        26
Equity securities, at fair value
  Available for sale........................................       32        40
  Trading securities........................................       56        79
Mortgage loans..............................................    3,609     3,090
Policy loans................................................      599       570
Other long-term investments.................................      404       667
                                                              -------   -------
     Total investments......................................   41,180    38,999
Cash and cash equivalents...................................      422       680
Deferred policy acquisition costs...........................    2,978     2,437
Interest in annuity contracts...............................    4,005     3,712
Amounts recoverable from reinsurer..........................    6,090     5,935
Other assets................................................      754     1,351
Separate account assets.....................................   13,990    12,704
                                                              -------   -------
     Total assets...........................................  $69,419   $65,818
                                                              =======   =======

                     LIABILITIES AND STOCKHOLDER'S EQUITY


LIABILITIES
Policyholders' account balances.............................  $38,413   $34,715
Future policy benefits......................................    1,460     1,360
Policy claims...............................................      126       151
Obligations under structured settlement agreements..........    4,005     3,712
Amounts payable to reinsurer................................    4,844     4,553
Other liabilities...........................................    2,087     4,000
Separate account liabilities................................   13,990    12,704
                                                              -------   -------
     Total liabilities......................................   64,925    61,195
                                                              -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares
  authorized, 2,500 issued and outstanding).................       25        25
Additional paid in capital..................................    1,410     1,410
Accumulated other comprehensive income......................      231       653
Retained earnings...........................................    2,828     2,535
                                                              -------   -------
     Total stockholder's equity.............................    4,494     4,623
                                                              -------   -------
     Total liabilities and stockholder's equity.............  $69,419   $65,818
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums..................................................  $  138   $   29   $    3
  Fees-universal life and annuity policies..................     366      669      603
  Net investment income.....................................   2,187    2,006    1,801
  Net investment gains/(losses).............................      --       31       (3)
  Net revenue from reinsurance..............................     276        4        7
  Other income..............................................      33       26       24
                                                              ------   ------   ------
     Total revenues.........................................   3,000    2,765    2,435
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances......   1,488    1,376    1,257
  Policyholder benefits.....................................     216      169      139
  Operating expenses........................................     865      762      664
                                                              ------   ------   ------
     Total expenses.........................................   2,569    2,307    2,060
                                                              ------   ------   ------
  Income before income taxes................................     431      458      375
  Income tax expense........................................     138      150      116
                                                              ------   ------   ------
NET INCOME..................................................  $  293   $  308   $  259
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                             ACCUMULATED
                                                                                OTHER
                                                    ADDITIONAL              COMPREHENSIVE       TOTAL
                                          CAPITAL    PAID IN     RETAINED      INCOME       STOCKHOLDER'S
                                           STOCK     CAPITAL     EARNINGS      (LOSS)          EQUITY
                                          -------   ----------   --------   -------------   -------------
                                                                   (IN MI}LIONS)
BALANCE AT JANUARY 1, 2003..............    $25       $  910      $1,968        $ 451          $3,354
                                                                                               ------
Comprehensive income:
  Net income............................                             259                          259
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                          139             139
                                                                                               ------
  Other comprehensive income............                                                          139
                                                                                               ------
Total comprehensive income..............                                                          398
  Capital contribution..................                 500                                      500
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2003............     25        1,410       2,227          590           4,252
                                                                                               ------
Comprehensive income:
  Net income............................                             308                          308
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                           63              63
                                                                                               ------
  Other comprehensive income............                                                           63
                                                                                               ------
Total comprehensive income..............                                                          371
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2004............     25        1,410       2,535          653           4,623
                                                                                               ------
Comprehensive income:
  Net income............................                             293                          293
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                         (422)           (422)
                                                                                               ------
  Other comprehensive income............                                                         (422)
                                                                                               ------
Total comprehensive income..............                                                         (129)
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2005............    $25       $1,410      $2,828        $ 231          $4,494
                                            ===       ======      ======        =====          ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2005       2004       2003
                                                              --------   --------   --------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $    293   $    308   $    259
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization...........................        62         43         35
    Net capitalization of deferred policy acquisition
      costs.................................................      (232)      (318)      (336)
    Annuity and universal life fees.........................      (375)      (338)      (296)
    Interest credited to policyholders' account balances....     1,488      1,376      1,257
    Net investment (gains) losses...........................        --        (31)         3
    Deferred income taxes...................................        16         63         17
    Amortization of deferred gains on intercompany
      reinsurance...........................................       (20)        --         --
    (Increase) decrease in:
      Net separate account assets and liabilities...........        --          3         19
      Other assets and other liabilities....................       (31)       (14)      (257)
      Reinsurance recoverables and payables.................        76        (61)         7
      Trading securities....................................        32         36         89
    Increase (decrease) in:
      Policy claims.........................................       (25)        44          4
      Future policy benefits................................       156         19        (23)
                                                              --------   --------   --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES..........     1,440      1,130        778
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities.............    17,013     21,439     22,559
    Maturity of available for sale fixed maturities.........       532        567        418
    Sale of equity securities...............................        39         25         39
    Repayment of mortgage loans.............................       459        480        776
    Sale of other investments...............................       329         34        520
  Cost of:
    Available for sale fixed maturities acquired............   (20,135)   (26,796)   (27,666)
    Equity securities acquired..............................       (10)       (17)       (19)
    Mortgage loans acquired.................................      (978)      (852)    (1,052)
    Other investments acquired..............................       (70)      (443)       (70)
  Policy loans (net)........................................       (29)        (8)        14
                                                              --------   --------   --------
         NET CASH USED IN INVESTING ACTIVITIES..............    (2,850)    (5,571)    (4,481)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits................................................     5,828      6,235      5,094
    Withdrawals.............................................    (2,981)    (2,147)    (1,715)
    Net transfers to the separate accounts..................      (254)      (458)      (258)
  (Decrease) increase in loaned securities..................      (341)      (369)       125
  Securities sold under agreements to repurchase (net)......      (867)       866       (644)
  Net (paydowns) proceeds from affiliated credit
    agreements..............................................      (233)       233         --
  Capital contribution received from parent.................        --         --        500
                                                              --------   --------   --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES..........     1,152      4,360      3,102
                                                              --------   --------   --------
Net increase (decrease) in cash and cash equivalents........      (258)       (81)      (601)
                                                              --------   --------   --------
Cash and cash equivalents, beginning of year................       680        761      1,362
                                                              --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $    422   $    680   $    761
                                                              ========   ========   ========

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2005, 2004 AND 2003

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading securities are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Equity securities classified as available-for-sale, reflect unrealized gains and losses in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the Consolidated Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of depreciated cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements and are recorded at the amount of cash received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Deferred acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions on the expected gross profits result in retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     Deferred acquisition costs for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the lives of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

  SALES INDUCEMENTS

     For some Deferred Annuity products, the Company offers new policyholders a bonus equal to a specified percentage of the policyholder's deposit. The Company defers these sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other Assets on the Consolidated Balance Sheet.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note 5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the Consolidated Statement of Income. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

     Net revenue from reinsurance primarily represents the experience rated refund, the amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in
Note 9 -- Reinsurance. This reserve adjustment excludes ceded Universal Life fees and ceded Policyholder Benefits, which are included on these respective lines on the Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2005 and 2004, all separate account assets are

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

stated at fair value. Separate account liabilities at December 31, 2005 and 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, mortgage loans, cash equivalents, and short-term investments are reported in Note 2 -- Significant Accounting Policies and Note
3 -- Investments. Fair values of policyholders' account balances are reported in
Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities at January 1, 2004. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumptions used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income.

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) ("FIN 46(R)"). In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"). FIN 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN
46), which amended certain aspects of FIN 46. For all VIEs created before December 31, 2003, the Company was required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) in 2004. At December 31, 2004, the Company held $52 million of invested assets issued by VIEs, created after December 31, 2003, and determined to be a significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

     At December 31, 2005 the Company held significant variable interests in certain VIEs. The Company's total investment in these VIEs was $182 million. These investments consist of fixed maturities (asset-backed securitizations totaling $54 million, and private placement structured notes totaling $94 million) and other long-term equity investments (equity in asset-backed securitizations totaling $32 million and limited partnership interests totaling $2 million). These VIEs did not require consolidation at January 1, 2005 or throughout the year because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for the impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. There was no material impact to net income from the adoption of FIN 46(R).

     In September 2005, the Accounting Standards Executive Committee ("ACSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-01"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97. SOP 05-01 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-01 on January 1, 2007. The Company is currently assessing the impact of SOP 05-01 on the Company's consolidated statements at the date of adoption.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In November 2005 the FASB issued Staff Position Paper ("FSP") No. 115-1 ("FSP 115-1"), which is entitled "The Meaning Of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The provisions of FSP 115-1 are effective January 1, 2006, and it is not expected to have a material impact on the Company's Consolidated Statement of Income at the date of adoption.

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2005 and 2004, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                       2005                     2004
                                              ----------------------   ----------------------
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
AVAILABLE FOR SALE                              COST      FAIR VALUE     COST      FAIR VALUE
------------------                            ---------   ----------   ---------   ----------
Due in one year or less.....................   $ 1,707     $ 1,714      $   869     $   878
Due after one year through five years.......     6,849       6,850        6,238       6,436
Due after five years through ten years......    11,796      11,912       10,262      10,807
Due after ten years.........................     4,254       4,566        4,416       4,804
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.................................     1,625       1,603        1,453       1,471
  Other mortgage-backed securities..........     7,263       7,321        7,290       7,540
  Other asset-backed securities.............     2,512       2,501        2,558       2,591
                                               -------     -------      -------     -------
  TOTAL AVAILABLE FOR SALE..................   $36,006     $36,467      $33,086     $34,527
                                               =======     =======      =======     =======

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                   2005
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 2,047       $ 32         $ 30       $ 2,049
U.S. agencies, state and municipal.........       545         48            2           591
Foreign governments........................       144          5           --           149
Corporate..................................    23,495        643          282        23,856
Mortgage-backed securities.................     7,263        130           72         7,321
Asset-backed securities....................     2,512         17           28         2,501
                                              -------       ----         ----       -------
  TOTAL AVAILABLE FOR SALE.................   $36,006       $875         $414       $36,467
                                              =======       ====         ====       =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 1,571      $   34        $  7       $ 1,598
U.S. agencies, state and municipal.........       461          36           1           496
Foreign governments........................       546          61          --           607
Corporate..................................    20,660       1,114          79        21,695
Mortgage-backed securities.................     7,290         266          16         7,540
Asset-backed securities....................     2,558          45          12         2,591
                                              -------      ------        ----       -------
  TOTAL AVAILABLE FOR SALE.................   $33,086      $1,556        $115       $34,527
                                              =======      ======        ====       =======

     At December 31, 2005 and 2004, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $141 million and $47 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled $3 million and $5 million at December 31, 2005 and 2004, respectively. These investments have been deemed other than temporarily impaired.

  EQUITY SECURITIES

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                        UNREALIZED   UNREALIZED   ESTIMATED
                                                 COST     GAINS        LOSSES     FAIR VALUE
                                                 ----   ----------   ----------   ----------
2005...........................................  $30        $2         $  --         $32
2004...........................................  $38        $3         $   1         $40

  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2005 and 2004 was estimated to be $3,678 million and $3,264 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2005 and 2004, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $190 million and $83 million at fixed and floating interest rates ranging from 3.6% to 12.3% and from 2.7% to 7.2%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2005 and 2004, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                            2005               2004
                                                      ----------------   ----------------
                                                      CARRYING   % OF    CARRYING   % OF
                                                       VALUE     TOTAL    VALUE     TOTAL
                                                      --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings..................................   $1,094     30.3%   $1,022     33.1%
  Residential.......................................      947     26.2%      762     24.7%
  Retail facilities.................................      637     17.7%      536     17.3%
  Industrial........................................      494     13.7%      419     13.6%
  Apartment buildings...............................      344      9.5%      301      9.7%
  Other.............................................       93      2.6%       50      1.6%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====
GEOGRAPHIC REGION:
  Pacific...........................................   $  994     27.6%   $  760     24.6%
  Central...........................................      895     24.8%      799     25.9%
  South Atlantic....................................      842     23.3%      752     24.3%
  Middle Atlantic...................................      632     17.5%      557     18.0%
  New England.......................................      245      6.8%      222      7.2%
  Other.............................................        1      0.0%       --      0.0%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2005 and 2004 is summarized below (in millions):

                                                              2005   2004
                                                              ----   ----
Beginning balance...........................................  $ 9    $ 5
Additions charged to operations.............................   --      4
Reduction due to sale.......................................   (3)    --
                                                              ---    ---
ENDING BALANCE..............................................  $ 6    $ 9
                                                              ===    ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2005 and 2004 were as follows (in millions):

                                                              2005   2004
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $229   $516
Collateralized third party commercial loans.................    71     68
Limited partnerships........................................    68     48
Derivatives.................................................    21     21
Real estate.................................................    11     11
Other.......................................................     4      3
                                                              ----   ----
  TOTAL OTHER LONG-TERM INVESTMENTS.........................  $404   $667
                                                              ====   ====

     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate was $5 million for both December 31, 2005 and 2004. Depreciation expense for December 31, 2005 and 2004 totaled less than $1 million. For the year ended December 31, 2003, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $70 million and $9 million at December 31, 2005 and 2004, respectively.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at both December 31, 2005 and 2004, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Fixed maturities...........................................  $1,982   $1,805   $1,604
Equity securities..........................................       8        4        2
Mortgage loans.............................................     206      185      167
Policy loans...............................................      44       45       46
Other long-term investments................................      29       27       30
                                                             ------   ------   ------
  Gross investment income..................................   2,269    2,066    1,849
Investment expenses........................................     (82)     (60)     (48)
                                                             ------   ------   ------
  NET INVESTMENT INCOME....................................  $2,187   $2,006   $1,801
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2005, 2004 and 2003, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                             2005                      2004                      2003
                                    -----------------------   -----------------------   -----------------------
                                    GAINS            LOSSES   GAINS            LOSSES   GAINS            LOSSES
                                    -----            ------   -----            ------   -----            ------
Fixed maturities..................  $106             $(109)   $166             $(122)   $192             $(176)
Equity securities.................    13                (8)     13                (1)      5                (7)
Mortgage loans....................     7                (7)     --                (4)      2                (4)
Derivative instruments............     4                (8)     --               (23)      1                (4)
Other long-term investments.......     2                --       3                (1)     --               (12)
                                    ----             -----    ----             -----    ----             -----
                                    $132             $(132)   $182             $(151)   $200             $(203)
                                    ----             -----    ----             -----    ----             -----
TOTAL NET INVESTMENT GAINS
  (LOSSES)........................          $  --                      $31                       $(3)
                                            =====                      ===                       ===

     The gross gains and losses on trading securities (both fixed maturities and equity securities) amounted to $8 million and $20 million for the year ended December 31, 2005, respectively; $37 million and $19 million for the year ended December 31, 2004, respectively; and $17 million and $6 million for the year ended December 31, 2003, respectively. Trading gains and losses are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $98 million, $139 million and $180 million for the years ended December 31, 2005, 2004 and 2003, respectively; and realized losses were $82 million, $93 million and $146 million, respectively.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $15 million, $10 million and $24 million for the years ended December 31, 2005, 2004 and 2003, respectively. Related losses from other-than-temporary impairments in equity securities (included in gross investment losses on equity securities above) were $0 million for December 31, 2005 and 2004, and $7 million for December 31, 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2005 and 2004 (in millions):

                                                                  2005
                                    -----------------------------------------------------------------
                                                             GREATER THAN 12
                                    LESS THAN 12 MONTHS          MONTHS                 TOTAL
                                    --------------------   -------------------   --------------------
                                     FAIR     UNREALIZED    FAIR    UNREALIZED    FAIR     UNREALIZED
                                     VALUE      LOSSES     VALUE      LOSSES      VALUE      LOSSES
                                    -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies.....................  $ 1,214      $ 21      $  225      $  9      $ 1,439      $ 30
  U.S. agencies, state and
     municipal....................       89         1          16         1          105         2
  Foreign governments.............       29         *           1         *           30         *
  Corporate.......................    7,886       172       2,565       110       10,451       282
  Mortgage-backed securities......    2,959        50         535        22        3,494        72
  Asset-backed securities.........    1,197        16         340        12        1,537        28
                                    -------      ----      ------      ----      -------      ----
  TOTAL FIXED MATURITIES..........   13,374       260       3,682       154       17,056       414
                                    -------      ----      ------      ----      -------      ----
EQUITIES
  Common Stock....................       --        --          --        --           --        --
  Preferred Stock.................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL EQUITIES..................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES...................  $13,374      $260      $3,682      $154      $17,056      $414
                                    =======      ====      ======      ====      =======      ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                      ---------------------------------------------------------------
                                                              GREATER THAN 12
                                      LESS THAN 12 MONTHS         MONTHS                 TOTAL
                                      -------------------   -------------------   -------------------
                                       FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
                                      VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
                                      ------   ----------   ------   ----------   ------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S. Government
     corporations and agencies......  $  310      $ 3       $   74      $ 4       $  384      $  7
  U.S. agencies, state and
     municipal......................      49        *           15        1           64         1
  Foreign governments...............      16        *           --       --           16         *
  Corporate.........................   3,432       45          841       34        4,273        79
  Mortgage-backed securities........   1,028       11          125        5        1,153        16
  Asset-backed securities...........     752        6           52        6          804        12
                                      ------      ---       ------      ---       ------      ----
  TOTAL FIXED MATURITIES............   5,587       65        1,107       50        6,694       115
                                      ------      ---       ------      ---       ------      ----
EQUITIES
  Common Stock......................       1        *           --       --            1         *
  Preferred Stock...................       6        1           --       --            6         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL EQUITIES....................       7        1           --       --            7         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES.....................  $5,594      $66       $1,107      $50       $6,701      $116
                                      ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     At December 31, 2005, fixed maturities represented the Company's entire total unrealized loss amount, which was comprised of approximately 2,300 different securities.

     Fixed maturity securities that were in an unrealized loss position less than twelve months at December 31, 2005, represent $260 million or 63% of the Company's total unrealized loss, and securities in an unrealized loss position greater than twelve months represent $154 million or 37% of the Company's total unrealized loss. Of the total amount of fixed maturities' unrealized losses, $355 million or 86% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $59 million or 14% of the Company's total unrealized losses. Unrealized losses on investment grade securities are principally related to changes in interest rates. The continued rise in interest rates in 2005 over 2004 levels has contributed to the decline in value of our fixed maturity investments as follows:

     U.S. Treasury and Government Corporations and Agencies. The unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $30 million or 7% of the Company's unrealized losses. These were spread across 131 securities and the decline in value was caused by interest rate increases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $282 million or 68% of the Company's total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

corporate bonds is spread over 1,370 individual securities with varying interest rates and maturities. Corporate securities that were priced below 95% of the security's amortized cost represented $84 million or 30% of the total unrealized losses for corporate bonds. These unrealized losses are principally due to changes in interest rates and were spread across all industry sectors with no one sector experiencing a disproportionate amount of losses over other sectors. Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $72 million or 17% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to increases in interest rates. These losses are spread across approximately 523 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 95% of the security's amortized cost represented $6 million or 8% of the total unrealized losses for mortgage-backed securities. Because the decline in market value is attributable to changes in interest rates and all contractual payments remain current, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $28 million or 7% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are due to changes in interest rates. These losses are spread across approximately 280 investment grade securities. The Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net income in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $5 million or 18% of the total unrealized losses for asset-backed securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts for the years ended December 31, 2005, 2004 and 2003 are as follows (in millions):

                                                              2005    2004   2003
                                                              -----   ----   -----
Net unrealized investment gains, beginning of the year......  $ 653   $590   $ 451
                                                              -----   ----   -----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising during
       the period...........................................   (578)    51     132
     Less: Reclassification adjustments for gains included
       in net income........................................     60     57      18
                                                              -----   ----   -----
     Change in net unrealized investment (losses) gains, net
       of adjustments.......................................   (638)    (6)    114
Impact of net unrealized investment (losses) gains on:
  Policyholders' account balances and future policy
     benefits...............................................    (10)    (7)     26
  Deferred policy acquisition costs.........................    201     62      (1)
  Other assets (deferred sales inducements).................     25     14      --
                                                              -----   ----   -----
Change in net unrealized investment (losses) gains..........   (422)    63     139
                                                              -----   ----   -----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR................  $ 231   $653   $ 590
                                                              =====   ====   =====

     Net unrealized (losses) gains on investments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(311) million, $27 million and $71 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $32 million, $31 million and $10 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(5) million, $(4) million and $14 million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $108 million, $33 million and $0 million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2005 and 2004 is net of income tax expense of $13 million and $8 million, respectively.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Deferred annuities..........................................  $21,388   $18,840
Universal life contracts....................................   16,789    15,681
Other.......................................................      236       194
                                                              -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.....................  $38,413   $34,715
                                                              =======   =======

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities and other deposit type contracts, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2005:

PRODUCT                                       INTEREST RATE   WITHDRAWAL/SURRENDER CHARGES
-------                                       -------------   ----------------------------
Deferred annuities..........................  2.20% to 7.00%  Surrender charges 0% to 10%
                                                              for up to 10 years.
Universal life contracts....................  3.25% to 6.51%  Various up to 19 years.

  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.........................  $  961   $1,021
  Other life................................................      54       46
                                                              ------   ------
       Total life insurance.................................   1,015    1,067
Individual annuities........................................     445      293
                                                              ------   ------
     TOTAL FUTURE POLICY BENEFITS...........................  $1,460   $1,360
                                                              ======   ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2005:

PRODUCT                                          MORTALITY       INTEREST RATE    ESTIMATION METHOD
-------                                          ---------       -------------    -----------------
Life insurance:                             Based upon pricing   3.80% - 7.50%   Net level premium
  Taiwan business-                          assumptions at time                  reserve taking into
  100% coinsured                            of policy issuance                   account death
                                            with provision for                   benefits, lapses
                                            adverse deviations                   and maintenance
                                            ("PAD").                             expenses with PAD.
Individual payout annuities                 Based upon pricing   4.37% - 9.50%   Present value of
                                            assumptions at time                  expected future
                                            of policy issuance                   payments at a rate
                                            with PAD.                            expected at issue
                                                                                 with PAD.

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2005 and 2004, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2005 for GMDB's and GMAB's ($ in millions):

                                                  RETURN OF NET DEPOSITS             RATCHET
                                             ---------------------------------   ---------------
                                             IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                                  DEATH        SPECIFIED DATE         DEATH
                                                 (GMDB)            (GMAB)            (GMDB)
                                             ---------------   ---------------   ---------------
Account value..............................      $3,517             $839             $12,758
Net amount at risk.........................      $   32             $  2             $   332
Average attained age of contract holders...          56               --                  56

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Consolidated Balance Sheet ($ in millions):

                                           GUARANTEED MINIMUM    GUARANTEED MINIMUM
                                             DEATH BENEFIT      ACCUMULATION BENEFIT
                                                 (GMDB)                (GMAB)          TOTALS
                                           ------------------   --------------------   ------
Balance at January 1, 2005...............         $23                   $   3           $26
  Incurred guarantee benefits............          12                       6            18
  Paid guarantee benefits................          (5)                     --            (5)
                                                  ---                   -----           ---
BALANCE AT DECEMBER 31, 2005.............         $30                   $   9           $39
                                                  ===                   =====           ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 7.10% to 7.34%.

     - Volatility assumption was 15.3%.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Mortality was assumed to be a 50/50 blend of the 1994 GMDB table and the 1983 Basic 'A' table with 18 years of static projection.

     - Lapse rates vary by contract type and duration and range from 1% to 21%, with an average of 6%.

     - Discount rates ranged from 4.93% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2005
                                                              ------------------
INVESTMENT FUND OPTION:                                         GMDB       GMAB
-----------------------                                       ---------   ------
Equity......................................................   $ 7,403     $567
Fixed income................................................     2,306      132
Balanced....................................................     1,651       70
Other.......................................................     4,914       70
                                                               -------     ----
  TOTAL.....................................................   $16,274     $839
                                                               =======     ====

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2005 and 2004 are as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Registered..................................................  $13,857   $12,615
Non-registered..............................................      133        89
                                                              -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.............................  $13,990   $12,704
                                                              =======   =======

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of deferred policy acquisition costs for the years ended December 31, 2005, 2004 and 2003 was as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Balance at beginning of year...............................  $2,437   $2,180   $1,781
  Reclassification due to adoption of SOP 03-01............      --     (156)      --
  Current year additions...................................     572      586      645
  Amortized during year....................................    (340)    (268)    (245)
  Adjustment for change in unrealized investment gains.....     309       95       (1)
                                                             ------   ------   ------
  BALANCE AT END OF YEAR...................................  $2,978   $2,437   $2,180
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 2 -- Significant Accounting Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Consolidated Balance Sheet.

SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                              2005   2004
                                                              ----   ----
Balance at beginning of year................................  $195   $ --
  Reclassification due to adoption of SOP 03-01.............    --    156
  Current year additions....................................    30     35
  Amortized during year.....................................   (34)   (17)
  Adjustment for change in unrealized investment gains......    39     21
                                                              ----   ----
  BALANCE AT END OF YEAR....................................  $230   $195
                                                              ====   ====

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income was as follows (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Current:
  Federal...................................................  $119   $ 85   $ 94
  State and local...........................................     3      2      5
                                                              ----   ----   ----
                                                               122     87     99
Deferred:
  Federal...................................................    16     63     17
                                                              ----   ----   ----
INCOME TAX EXPENSE..........................................  $138   $150   $116
                                                              ====   ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax liability as of December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Deferred tax assets:
  Future policyholder benefits..............................  $  606   $  550
  Employee and agents benefits..............................      71       69
  Other.....................................................       9        7
                                                              ------   ------
     Gross deferred tax assets..............................     686      626
                                                              ------   ------
Deferred tax liabilities:
  Deferred policy acquisition costs.........................     836      646
  Investments...............................................     188      528
  Other.....................................................       3        4
                                                              ------   ------
     Gross deferred tax liabilities.........................   1,027    1,178
                                                              ------   ------
       NET DEFERRED TAX LIABILITY...........................  $  341   $  552
                                                              ======   ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2005, 2004 and 2003:

                                                              2005   2004   2003
                                                              ----   ----   ----
Statutory Federal income tax rate...........................  35.0%  35.0%  35.0%
Tax exempt income...........................................  (3.8)  (1.9)  (2.8)
Other.......................................................   0.8   (0.3)  (1.2)
                                                              ----   ----   ----
EFFECTIVE TAX RATE..........................................  32.0%  32.8%  31.0%
                                                              ====   ====   ====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2005 and 2004, the Company had recorded an income tax receivable from New York Life of $18 million and $49 million, respectively, included in Other Assets on the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary,

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 64% of the reinsurance ceded to non-affiliates at December 31, 2005.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives approximated $0 million for both December 31, 2005, and December 31, 2004.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. During 2005, $20 million of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Fees-universal life and annuity policies ceded..............  $  387   $   --
                                                              ======   ======
Net revenue from reinsurance................................  $  266   $   --
                                                              ======   ======
Policyholders' benefits ceded...............................  $  117   $   --
                                                              ======   ======
Amounts recoverable from reinsurer..........................  $4,872   $4,779
                                                              ======   ======
Amounts payable to reinsurer................................  $4,821   $4,535
                                                              ======   ======
Other liabilities (deferred gain), net of amortization......  $  224   $  244
                                                              ======   ======

     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Consolidated Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                              2005    2004
                                                              ----   ------
Amounts recoverable from reinsurers.........................  $961   $1,021
Premiums ceded..............................................   127      130
Benefits ceded..............................................    69       81

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                               2005     2004    2003
                                                              ------   ------   ----
Premiums:
  Direct....................................................  $  265   $  171   $174
  Assumed...................................................       1        1     --
  Ceded.....................................................    (128)    (143)  (171)
                                                              ------   ------   ----
Net premiums................................................  $  138   $   29   $  3
                                                              ======   ======   ====
Fees-universal life and annuity policies ceded..............  $  530   $  111   $ 98
                                                              ======   ======   ====
Net revenue from reinsurance................................  $  276   $    4   $  7
                                                              ======   ======   ====
Policyholders' benefits ceded...............................  $  312   $  221   $108
                                                              ======   ======   ====
Increase in ceded liabilities for future policyholder
  benefits..................................................  $   10   $    7   $  6
                                                              ======   ======   ====
Amounts recoverable from reinsurer..........................  $6,090   $5,935   $788
                                                              ======   ======   ====
Amounts payable to reinsurer................................  $4,844   $4,553   $ 16
                                                              ======   ======   ====
Other liabilities (deferred gain), net of amortization......  $  224   $  244   $ --
                                                              ======   ======   ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate and currency risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses master netting agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness, which matches the terms of the derivative with the underlying hedged item. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 149: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset will no longer offset the changes in the fair value of the derivative. The Company had no fair value hedges for the years ended December 31, 2005 and 2004.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2005 and 2004, there were no net investment gains (losses) related to the ineffective portion of cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness.

     When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses). The Company had no cash flow hedges of forecasted transactions for the years ended December 31, 2005 and 2004.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation", the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains and losses. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. The notional value of cash flow hedges was $187 million and $182 million at December 31, 2005 and 2004, respectively.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Other comprehensive income balance at the beginning of the
  year......................................................  $ 8    $10    $16
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges.....................   (1)    (2)    (6)
Losses (gains) reclassified to net income...................   --     --     --
                                                              ---    ---    ---
Other comprehensive income balance at the end of the year...  $ 7    $ 8    $10
                                                              ===    ===    ===

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). There were $9 billion and $6 billion in notional value of non-qualifying hedges at December 31, 2005 and 2004, respectively. For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) in the Consolidated Statement of Income changes in fair value of $(3) million, $(22) million and $(2) million, respectively, related to derivatives that do not qualify for hedge accounting.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2005 and 2004, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2005 and 2004, $755 million and $1,082 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2005 and 2004, the Company recorded cash collateral received under these agreements of $765 million and $1,105 million, respectively, and established a corresponding liability for the same amount. The Company also holds collateral in the form of securities having a market value of $9 million and $0 million at December 31, 2005 and 2004, respectively, which is not included in the accompanying Consolidated Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments and the offsetting collateral liability reported approximates fair value. The liability reported on the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value. At December 31, 2005 and 2004, the Company had repurchase agreements totaling $154 million at an average coupon rate of 5.45% and $1,021 million at an average coupon rate of 5.04%, respectively. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents. At December 31, 2005 and 2004, the Company had no reverse repurchase agreements outstanding.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $611 million, $585 million and $559 million for the years ended December 31, 2005, 2004 and 2003, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $19 million for its share of the net periodic post-retirement benefits expense in 2005 ($30 million and $27 million in 2004 and 2003, respectively) and an expense of $(2) million in 2005 ($1 million in 2004 and $(2) million in 2003) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2005, 2004 and 2003, the total cost for these services amounted to $37 million, $31 million and $23 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2005, 2004 and 2003 of $13 million, $11 million, and $9 million, respectively.

     At December 31, 2005 and 2004, the Company had a net liability of $194 million and $202 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2005 and 2004, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,005 million and $3,712 million, respectively.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2005 and 2004, the amount of outstanding reserves on these contracts included in future policy benefits was $182 million and $180 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $86 million, $94 million and $89 million, for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2005 and December 31, 2004.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. During 2005, the credit facility was not used, no interest was paid and no outstanding balance was due. There was no interest expense for 2005 and the interest expense for 2004 and 2003 was less than $1 million.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2005, there was no outstanding balance due to New York Life Capital Corporation. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2005 and 2004 was $2 million and less than $1 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2005 and 2004, the Company had recorded a receivable from MCF, included in other assets of $5 million for both years. The Company received interest payments from MCF of less than $1 million and $2 million for the years ended December 31, 2005 and 2004, respectively.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $17 million, $15 million and $15 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, the Company recorded liabilities of approximately $1,968 million and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

$1,798 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, policyholders' account balances and separate account liabilities related to these policies aggregated $274 million and $267 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2005 and 2004, the Company recorded commission and fee expense to NYLINK agents of $6 million and $7 million, respectively.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $85 million, $98 million and $173 million during 2005, 2004 and 2003, respectively.

     Total interest paid was $19 million, $10 million and $10 million during 2005, 2004 and 2003, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2005 and 2004, statutory stockholder's equity was $2,157 million and $2,009 million, respectively. Statutory net income for the years ended December 31, 2005, 2004 and 2003 was $231 million, $224 million and $20 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2005 and 2004. As of December 31, 2005, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $722 million. The maximum amount of dividends that may be paid in 2006 without prior approval is $229 million.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

PricewaterhouseCoopers LLP
New York, NY
March 15, 2006

                          PROSPECTUS DATED MAY 1, 2006


                                      FOR

                         MAINSTAY PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium MainStay Plus Variable Annuity policies. New York Life Insurance and Annuity Corporation (NYLIAC) issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account option, three general account options specifically for the Dollar Cost Averaging Advantage Plan and the 44 Investment Divisions listed below.



  -    MainStay VP Balanced -- Service Class
  -    MainStay VP Basic Value
  -    MainStay VP Bond
  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Common Stock
  -    MainStay VP Conservative Allocation -- Service
         Class
  -    MainStay VP Convertible
  -    MainStay VP Developing Growth
  -    MainStay VP Floating Rate -- Service Class
  -    MainStay VP Government
  -    MainStay VP Growth Allocation -- Service Class
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP Income & Growth
  -    MainStay VP International Equity
  -    MainStay VP Large Cap Growth (formerly MainStay
         VP Growth)
  -    MainStay VP Mid Cap Core -- Service Class
  -    MainStay VP Mid Cap Growth -- Service Class
  -    MainStay VP Mid Cap Value
  -    MainStay VP Moderate Allocation -- Service
         Class
  -    MainStay VP Moderate Growth Allocation --
         Service Class
  -    MainStay VP S&P 500 Index
  -    MainStay VP Small Cap Growth
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    Alger American Small Capitalization
  -    Calvert Social Balanced Portfolio
  -    Columbia Small Cap Value Fund, Variable
         Series -- Class B (formerly Colonial Small
         Cap Value Fund)
  -    Dreyfus IP Technology Growth
  -    Fidelity(R) VIP Contrafund(R)
  -    Fidelity(R) VIP Equity-Income
  -    Fidelity(R) VIP Mid Cap -- Service Class 2
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Investors Trust Series
  -    MFS(R) Research Series
  -    MFS(R) Utilities Series
  -    Neuberger Berman AMT Mid-Cap Growth
  -    Royce Micro-Cap Portfolio
  -    Royce Small-Cap Portfolio
  -    T. Rowe Price Equity Income Portfolio
  -    Van Eck Worldwide Hard Assets
  -    Van Kampen UIF Emerging Markets Equity
  -    Victory VIF Diversified Stock -- Class A Shares


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund ("VIP"), the Janus Aspen Series, the Columbia Funds Variable Insurance Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the Van Eck

Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.



     To learn more about the policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us at NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
TABLE OF FEES AND EXPENSES.............    5
  Examples.............................   10
QUESTIONS AND ANSWERS ABOUT MAINSTAY
  PLUS VARIABLE ANNUITY................   21
  How do I contact NYL Annuity Service
     Center or NYLIAC?.................   24
FINANCIAL STATEMENTS...................   25
CONDENSED FINANCIAL INFORMATION........   25
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   32
  New York Life Insurance and Annuity
     Corporation.......................   32
  The Separate Account.................   32
  The Portfolios.......................   32
  Additions, Deletions or Substitutions
     of Investments....................   35
  Reinvestment.........................   35
THE POLICIES...........................   35
  Selecting the Variable Annuity That's
     Right for You.....................   35
  Qualified and Non-Qualified
     Policies..........................   37
  Policy Application and Premium
     Payments..........................   37
  Payments Returned for Insufficient
     Funds.............................   38
  Your Right to Cancel ("Free Look")...   38
  Issue Ages...........................   38
  Transfers............................   38
  Limits on Transfers..................   39
  Procedures for Telephone/Web
     Transactions......................   41
  Dollar Cost Averaging Programs.......   41
     (a) Traditional Dollar Cost
          Averaging....................   42
     (b) The DCA Advantage Plan........   42
  Automatic Asset Reallocation.........   43
  Interest Sweep.......................   44
  Accumulation Period..................   44
     (a) Crediting of Premium
          Payments.....................   44
     (b) Valuation of Accumulation
          Units........................   44
  Riders...............................   45
     (a) Living Needs Benefit Rider....   45
     (b) Unemployment Benefit Rider....   45
     (c) Investment Protection  Plan
         Rider.........................   45
     (d) Enhanced Beneficiary  Benefit
         Rider.........................   47
     (e) Enhanced Spousal  Continuance
         Rider.........................   48
  Policy Owner Inquiries...............   49
  Records and Reports..................   49
CHARGES AND DEDUCTIONS.................   49
  Surrender Charges....................   49
  Amount of Surrender Charge...........   50
  Exceptions to Surrender Charges......   50



                                         PAGE
                                         ----
  Other Charges........................   50
     (a) Mortality and Expense Risk
          Charges......................   50
     (b) Administration Fee............   51
     (c) Policy Service Charge.........   51
     (d) Investment Protection Plan
          Rider Charge.................   51
     (e) Rider Risk Charge
       Adjustment......................   51
     (f)  Enhanced Beneficiary Benefit
           Rider Charge................   51
     (g) Fund Charges..................   52
     (h) Transfer Fees.................   52
  Group and Sponsored Arrangements.....   52
  Taxes................................   52
DISTRIBUTIONS UNDER THE POLICY.........   52
  Surrenders and Withdrawals...........   52
     (a) Surrenders....................   53
     (b) Partial Withdrawals...........   53
     (c) Periodic Partial
         Withdrawals...................   53
     (d) Hardship Withdrawals..........   54
  Required Minimum Distribution
     Option............................   54
  Our Right to Cancel..................   54
  Annuity Commencement Date............   54
  Death Before Annuity Commencement....   54
  Income Payments......................   55
     (a) Election of Income Payment
          Options......................   55
     (b) Proof of Survivorship.........   56
  Delay of Payments....................   56
  Designation of Beneficiary...........   56
  Restrictions Under Code Section
     403(b)(11)........................   56
  Loans................................   57
THE FIXED ACCOUNT......................   57
     (a) Interest Crediting............   58
     (b) Transfers to Investment
          Divisions....................   58
     (c) Fixed Account Initial  Premium
         Guarantee.....................   58
THE DCA ADVANTAGE PLAN ACCOUNTS........   58
FEDERAL TAX MATTERS....................   59
  Introduction.........................   59
  Taxation of Annuities in General.....   59
  Qualified Policies...................   60
     (a) Section 403(b) Plans..........   60
     (b) Individual Retirement
          Annuities....................   61
     (c) Roth Individual Retirement
          Annuities....................   61
     (d) Inherited IRAs................   61
  Taxation of Death Benefits...........   61
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   62
VOTING RIGHTS..........................   63
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION ("SAI").......   64


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value, and the DCA Advantage Plan Account Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Fixed Account and the Investment Divisions of the Separate Account.


ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.


ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.


BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Code in the event of the Annuitant's or the policyowner's death.


BUSINESS DAY--Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING (DCA) ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS (PORTFOLIOS)--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charge, and rider charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit Value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES


 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE (as a
   percentage of the amount withdrawn.)1                        7.00%
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each
 transfer over 12 in a Policy Year
 (currently no charge for the first 12 transfers in a Policy
 Year).                                                           $30



(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 6% during Payment Year 4; 5% during Payment Year 5; 4% during Payment Year 6; and 0% thereafter.


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


 --------------------------------------------------------------------
 Maximum Annual Policy Service Charge (for policies with less than $20,000 Accumulation Value, charge is lesser of $30 or
 2% of the Accumulation Value).                                   $30
 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL
 EXPENSES CHARGE (calculated as an annualized percentage of
 the daily average Variable Accumulation Value, including
 mortality and expense risk and administrative fees).           1.40%
 --------------------------------------------------------------------
 Optional Rider Charges
 --------------------------------------------------------------------
     GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER
     CHARGE(calculated as an annualized percentage of the
     amount that is guaranteed under this rider, deducted on
     a quarterly basis).                                        1.00%
 --------------------------------------------------------------------
          Current Investment Protection Plan Rider Charge       0.45%
 --------------------------------------------------------------------
     GUARANTEED MAXIMUM RIDER RISK ADJUSTMENT CHARGE (charge
     for cancellation of the Investment Protection Plan
     Rider; calculated as an annualized percentage of the
     amount that is guaranteed under the Investment
     Protection Plan Rider; please contact your Registered
     Representative to determine the percentage We are
     currently charging before you select this feature).        2.00%
 --------------------------------------------------------------------
     GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER
     CHARGE (calculated as an annualized percentage of the
     policy's Accumulation Value, deducted on a quarterly
     basis).                                                    1.00%
 --------------------------------------------------------------------
          Current Enhanced Beneficiary Benefit Rider Charge     0.30%
 --------------------------------------------------------------------

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


                                                                 -----------------
                                                                 MINIMUM   MAXIMUM
  --------------------------------------------------------------------------------
  For policies purchased on or after June 2, 2003: Expenses
  that are deducted from the Investment Division assets,
  including management fees, 12b-1 fees, administration fees
  and other expenses as of 12/31/05.                              0.51%     2.01%
  For policies purchased prior to June 2, 2003: Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
  expenses as of 12/31/05.                                        0.34%     1.66%



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2005, unless otherwise indicated. The Fund or its agents provided the fees and charges that are based on 2005 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



---------------------------------------------------------------------------------------------------------------------
                                                                                                           NET TOTAL
                                                                                 TOTAL FUND                   FUND
                                                                                   ANNUAL                    ANNUAL
                                                                    ESTIMATED     EXPENSES     EXPENSE      EXPENSES
                                                                    UNDERLYING    (BEFORE       WAIVER       AFTER
                               ADMINI-                              PORTFOLIO     EXPENSE       AND/OR      EXPENSE
                   ADVISORY    STRATION     12B-1        OTHER       FEES AND    REIMBURSE-   REIMBURSE-   REIMBURSE-
      FUND          FEE(A)       FEE       FEE(B)      EXPENSES      EXPENSES      MENTS)       MENTS        MENTS
      ----        ----------   --------   ---------   -----------   ----------   ----------   ----------   ----------
---------------------------------------------------------------------------------------------------------------------
MainStay VP
Balanced --
Service Class        0.75%(c)    0.00%      0.25%        0.25%         0.00%        1.25%        0.10%(c)     1.15%
MainStay VP
Conservative
Allocation  --
Service Class        0.00%       0.00%      0.25%        0.41%(e)      0.61%(d)     1.27%        0.16%(e)     1.11%
MainStay VP
Growth
Allocation --
Service Class        0.00%       0.00%      0.25%        0.66%(e)      0.76%(d)     1.67%        0.41%(e)     1.26%
MainStay VP
Moderate
Allocation  --
Service Class        0.00%       0.00%      0.25%        0.30%(e)      0.65%(d)     1.20%        0.05%(e)     1.15%
MainStay VP
Moderate
Growth
Allocation --
Service Class        0.00%       0.00%      0.25%        0.33%(e)      0.71%(d)     1.29%        0.08%(e)     1.21%



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2005, unless otherwise indicated. The Fund or its agents provided the fees and charges that are based on 2005 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.



(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (c) New York Life Investment Management LLC ("NYLIM") has entered into a written expense limitation agreement under which it agreed to waive a portion of the Portfolio's management fee or reimburse the Portfolio so that the Portfolio's total ordinary operating expenses do not exceed 1.15%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.



(e) "Other Expenses" are based on estimated amounts for the current fiscal year. NYLIM has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses, excluding Underlying Portfolio expenses, do not exceed 0.25%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                                          ADMINISTRATION                   OTHER       ANNUAL
                           FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES    EXPENSE
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value--Service Class                      0.60%(b)        0.20%           0.25%        0.11%       1.16%
  MainStay VP Basic Value--Initial Class                      0.60%(b)        0.20%           0.00%        0.11%       0.91%
  MainStay VP Bond--Service Class                             0.25%           0.20%           0.25%        0.06%       0.76%
  MainStay VP Bond--Initial Class                             0.25%           0.20%           0.00%        0.06%       0.51%
  Mainstay VP Capital Appreciation--Service Class             0.36%           0.20%           0.25%        0.05%       0.86%
  Mainstay VP Capital Appreciation--Initial Class             0.36%           0.20%           0.00%        0.05%       0.61%
  MainStay VP Cash Management                                 0.25%           0.20%           0.00%        0.06%       0.51%
  MainStay VP Common Stock--Service Class                     0.25%           0.20%           0.25%        0.06%       0.76%
  MainStay VP Common Stock--Initial Class                     0.25%           0.20%           0.00%        0.06%       0.51%
  MainStay VP Convertible--Service Class                      0.36%           0.20%           0.25%        0.07%       0.88%
  MainStay VP Convertible--Initial Class                      0.36%           0.20%           0.00%        0.07%       0.63%
  MainStay VP Developing Growth--Service Class                0.60%           0.20%           0.25%        0.22%       1.27%
  MainStay VP Developing Growth--Initial Class                0.60%           0.20%           0.00%        0.22%       1.02%
  MainStay VP Floating Rate--Service Class                    0.60%           0.00%           0.25%        0.24%       1.09%
  MainStay VP Government--Service Class                       0.30%           0.20%           0.25%        0.07%       0.82%
  MainStay VP Government--Initial Class                       0.30%           0.20%           0.00%        0.07%       0.57%
  MainStay VP High Yield Corporate Bond--Service Class        0.30%           0.20%           0.25%        0.06%       0.81%
  MainStay VP High Yield Corporate Bond--Initial Class        0.30%           0.20%           0.00%        0.06%       0.56%
  MainStay VP Income & Growth--Service Class                  0.50%           0.20%           0.25%        0.14%       1.09%
  MainStay VP Income & Growth--Initial Class                  0.50%           0.20%           0.00%        0.14%       0.84%
  MainStay VP International Equity--Service Class             0.60%           0.20%           0.25%        0.12%       1.17%
  MainStay VP International Equity--Initial Class             0.60%           0.20%           0.00%        0.12%       0.92%
  MainStay VP Large Cap Growth*--Service Class                0.50%           0.20%           0.25%        0.10%       1.05%
  MainStay VP Large Cap Growth*--Initial Class                0.50%           0.20%           0.00%        0.10%       0.80%
  MainStay VP Mid Cap Core--Service Class                     0.85%(c)        0.00%           0.25%        0.09%       1.19%
  MainStay VP Mid Cap Growth--Service Class                   0.75%(c)        0.00%           0.25%        0.07%       1.07%
  MainStay VP Mid Cap Value--Service Class                    0.70%(c)        0.00%           0.25%        0.06%       1.01%
  MainStay VP Mid Cap Value--Initial Class                    0.70%(c)        0.00%           0.00%        0.06%       0.76%
  MainStay VP S&P 500 Index--Service Class                    0.09%(d)        0.20%           0.25%        0.05%       0.59%
  MainStay VP S&P 500 Index--Initial Class                    0.09%(d)        0.20%           0.00%        0.05%       0.34%
  MainStay VP Small Cap Growth--Service Class                 0.90%(c)        0.00%           0.25%        0.09%       1.24%
  MainStay VP Small Cap Growth--Initial Class                 0.90%(c)        0.00%           0.00%        0.09%       0.99%
  MainStay VP Total Return--Service Class                     0.32%           0.20%           0.25%        0.07%       0.84%
  MainStay VP Total Return--Initial Class                     0.32%           0.20%           0.00%        0.07%       0.59%
  MainStay VP Value--Service Class                            0.36%           0.20%           0.25%        0.05%       0.86%

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                                          ADMINISTRATION                   OTHER       ANNUAL
                           FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES    EXPENSE
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Value--Initial Class                            0.36%           0.20%           0.00%        0.05%       0.61%
  Alger American Small Capitalization--Class S Shares         0.85%           0.00%           0.25%        0.05%(e)    1.15%
  Alger American Small Capitalization--Class O Shares         0.85%           0.00%           0.00%        0.06%(e)    0.91%
  Calvert Social Balanced Portfolio                           0.425%          0.275%          0.00%        0.22%       0.92%(f)
  Columbia Small Cap Value Fund, Variable Series**--Class
    B                                                         0.80%           0.00%           0.25%(g)     0.10%       1.15%
  Dreyfus IP Technology Growth--Service Shares                0.75%           0.00%           0.25%        0.06%       1.06%
  Dreyfus IP Technology Growth--Initial Shares                0.75%           0.00%           0.00%        0.06%       0.81%
  Fidelity(R) VIP Contrafund(R)--Service Class 2              0.57%(h)        0.00%           0.25%        0.09%       0.91%(i)
  Fidelity(R) VIP Contrafund(R)--Initial Class                0.57%(h)        0.00%           0.00%        0.09%       0.66%(j)
  Fidelity(R) VIP Equity-Income--Service Class 2              0.47%(h)        0.00%           0.25%        0.09%       0.81%(k)
  Fidelity(R) VIP Equity-Income--Initial Class                0.47%(h)        0.00%           0.00%        0.09%       0.56%(l)
  Fidelity(R) VIP Mid Cap--Service Class 2                    0.57%(h)        0.00%           0.25%        0.12%       0.94%(m)
  Janus Aspen Series Balanced--Service Shares                 0.55%(n)        0.00%           0.25%        0.02%       0.82%
  Janus Aspen Series Balanced--Institutional Shares           0.55%(n)        0.00%           0.00%        0.02%       0.57%
  Janus Aspen Series Worldwide Growth--Service Shares(o)      0.60%(n)        0.00%           0.25%        0.01%       0.86%
  Janus Aspen Series Worldwide Growth--Institutional
    Shares(o)                                                 0.60%(n)        0.00%           0.00%        0.01%       0.61%
  MFS(R) Investors Trust Series--Service Class                0.75%(h)        0.00%           0.25%(p)     0.13%       1.13%(q)
  MFS(R) Investors Trust Series--Initial Class                0.75%(h)        0.00%           0.00%        0.13%       0.88%(q)
  MFS(R) Research Series--Service Class                       0.75%(h)        0.00%           0.25%(p)     0.18%       1.18%(q)
  MFS(R) Research Series--Initial Class                       0.75%(h)        0.00%           0.00%        0.18%       0.93%(q)
  MFS(R) Utilities Series--Service Class                      0.75%(h)        0.00%           0.25%(p)     0.15%       1.15%(q)
  MFS(R) Utilities Series--Initial Class                      0.75%(h)        0.00%           0.00%        0.15%       0.90%(q)
  Neuberger Berman AMT Mid-Cap Growth--Class S                0.83%(r)        0.00%           0.25%        0.10%       1.18%(s)
  Neuberger Berman AMT Mid-Cap Growth--Class I                0.83%(r)        0.00%           0.00%        0.10%       0.93%(t)
  Royce Micro-Cap Portfolio                                   1.25%           0.00%           0.00%        0.07%       1.32%
  Royce Small-Cap Portfolio                                   1.00%           0.00%           0.00%        0.09%       1.09%
  T. Rowe Price Equity Income Portfolio--II                   0.85%(u)        0.00%           0.25%        0.00%       1.10%(v)
  T. Rowe Price Equity Income Portfolio                       0.85%(u)        0.00%           0.00%        0.00%       0.85%(v)
  Van Eck Worldwide Hard Assets                               1.00%           0.00%           0.00%        0.17%       1.17%
  Van Kampen UIF Emerging Markets Equity--Class II            1.25%           0.25%           0.35%        0.16%       2.01%(w)
  Van Kampen UIF Emerging Markets Equity--Class I             1.25%           0.25%           0.00%        0.16%       1.66%(x)
  Victory VIF Diversified Stock--Class A Shares               0.30%(y)        0.00%           0.25%        0.67%(z)    1.22%



   * Formerly MainStay VP Growth



  ** Formerly Colonial Small Cap Value Fund



 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (b) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.60% up to $250 million and 0.55% in excess of $250 million. NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2005, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.86% for Initial Class Shares and 1.11% for Service Class Shares. This waiver may be discontinued at any time without notice.



 (c) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.



 (d) The Advisory Fee for the Portfolio is an annual percentage of the Fund's daily net assets as follows: 0.10% up to $1 billion and 0.075% in excess of $1 billion.



 (e) Includes Administration Fees.



 (f) The Fund or its agents provided the fees and charges which are based on 2005 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (g) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.20% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.

 (h) The fees designated as "Advisory Fees" reflect "Management Fees".



 (i) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



 (j) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64%. These offsets may be discontinued at any time.



 (k) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.80%. These offsets may be discontinued at any time.



 (l) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55%. These offsets may be discontinued at any time.



 (m) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



 (n) The "Management Fee" is the investment advisory fee paid by the Portfolios to Janus Capital.



 (o) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information.



 (p) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).



 (q) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.



 (r) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".



 (s) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed 1.25% of the average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



 (t) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Mid-Cap Growth Portfolio; The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



 (u) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



 (v) The portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.



 (w) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The adviser may terminate this voluntary waiver at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the advisory fees, administration fees, 12b-1 Fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.05%, 0.16% and 1.70% respectively.



 (x) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the advisory fees, administration fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.16% and 1.65%, respectively.



 (y) The fees designated as "Advisory Fees" reflect Management Fees, which includes both Advisory Fees and Administration Fees.



 (z) Restated to reflect current fees.

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, policy fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $20,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $  944.77   $  924.98   $1,572.50   $3,306.73
with IPP Rider.......................................................  $  987.90   $1,060.95   $1,795.33   $3,730.99
with EBB Rider.......................................................  $  973.52   $1,015.76   $1,721.52   $3,591.68
with IPP & EBB Riders................................................  $1,016.65   $1,151.73   $1,944.35   $4,015.95
MAINSTAY VP BASIC VALUE--SERVICE CLASS
without any Riders...................................................  $  936.15   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................................................  $  979.31   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................................................  $  964.92   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................................................  $1,008.09   $1,125.03   $1,901.06   $3,935.89
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................................................  $  897.84   $  775.62   $1,325.25   $2,823.00
with IPP Rider.......................................................  $  941.18   $  913.63   $1,553.82   $3,270.62
with EBB Rider.......................................................  $  926.74   $  867.77   $1,478.11   $3,123.66
with IPP & EBB Riders................................................  $  970.08   $1,005.80   $1,706.70   $3,571.30
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders...................................................  $  907.42   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $  950.72   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $  936.28   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,035.70   $1,755.60   $3,663.83
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $  873.91   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................................................  $  917.36   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................................................  $  902.88   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................................................  $  946.32   $  930.77   $1,583.54   $3,335.94
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders...................................................  $  897.84   $  775.62   $1,325.25   $2,823.00
with IPP Rider.......................................................  $  941.18   $  913.63   $1,553.82   $3,270.62
with EBB Rider.......................................................  $  926.74   $  867.77   $1,478.11   $3,123.66
with IPP & EBB Riders................................................  $  970.08   $1,005.80   $1,706.70   $3,571.30

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $  944.77   $1,593.08   $2,068.78   $3,306.73
with IPP Rider.......................................................  $  987.90   $1,720.05   $2,280.50   $3,730.99
with EBB Rider.......................................................  $  973.52   $1,677.86   $2,210.38   $3,591.68
with IPP & EBB Riders................................................  $1,016.65   $1,804.82   $2,422.10   $4,015.95
MAINSTAY VP BASIC VALUE--SERVICE CLASS
without any Riders...................................................  $  936.15   $1,567.57   $2,026.00   $3,219.63
with IPP Rider.......................................................  $  979.31   $1,694.89   $2,238.70   $3,648.11
with EBB Rider.......................................................  $  964.92   $1,652.58   $2,168.25   $3,507.42
with IPP & EBB Riders................................................  $1,008.09   $1,779.89   $2,380.97   $3,935.89
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................................................  $  897.84   $1,453.62   $1,833.83   $2,823.00
with IPP Rider.......................................................  $  941.18   $1,582.49   $2,051.02   $3,270.62
with EBB Rider.......................................................  $  926.74   $1,539.66   $1,979.08   $3,123.66
with IPP & EBB Riders................................................  $  970.08   $1,668.55   $2,196.30   $3,571.30
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders...................................................  $  907.42   $1,482.19   $1,882.17   $2,923.63
with IPP Rider.......................................................  $  950.72   $1,610.68   $2,098.23   $3,366.42
with EBB Rider.......................................................  $  936.28   $1,567.98   $2,026.68   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,696.47   $2,242.76   $3,663.83
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $  873.91   $1,381.91   $1,712.07   $2,567.01
with IPP Rider.......................................................  $  917.36   $1,511.78   $1,932.11   $3,026.99
with EBB Rider.......................................................  $  902.88   $1,468.62   $1,859.23   $2,875.95
with IPP & EBB Riders................................................  $  946.32   $1,598.49   $2,079.28   $3,335.94
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders...................................................  $  897.84   $1,453.62   $1,833.83   $2,823.00
with IPP Rider.......................................................  $  941.18   $1,582.49   $2,051.02   $3,270.62
with EBB Rider.......................................................  $  926.74   $1,539.66   $1,979.08   $3,123.66
with IPP & EBB Riders................................................  $  970.08   $1,668.55   $2,196.30   $3,571.30

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $302.32   $  924.98   $1,572.50   $3,306.73
with IPP Rider.......................................................  $348.34   $1,060.95   $1,795.33   $3,730.99
with EBB Rider.......................................................  $333.00   $1,015.76   $1,721.52   $3,591.68
with IPP & EBB Riders................................................  $379.03   $1,151.73   $1,944.35   $4,015.95
MAINSTAY VP BASIC VALUE--SERVICE CLASS
without any Riders...................................................  $293.11   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................................................  $339.18   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................................................  $323.83   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................................................  $369.89   $1,125.03   $1,901.06   $3,935.89
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................................................  $252.24   $  775.62   $1,325.25   $2,823.00
with IPP Rider.......................................................  $298.49   $  913.63   $1,553.82   $3,270.62
with EBB Rider.......................................................  $283.07   $  867.77   $1,478.11   $3,123.66
with IPP & EBB Riders................................................  $329.33   $1,005.80   $1,706.70   $3,571.30
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders...................................................  $262.46   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $308.66   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $293.26   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................................................  $339.47   $1,035.70   $1,755.60   $3,663.83
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $226.69   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................................................  $273.06   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................................................  $257.61   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................................................  $303.97   $  930.77   $1,583.54   $3,335.94
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders...................................................  $252.24   $  775.62   $1,325.25   $2,823.00
with IPP Rider.......................................................  $298.49   $  913.63   $1,553.82   $3,270.62
with EBB Rider.......................................................  $283.07   $  867.77   $1,478.11   $3,123.66
with IPP & EBB Riders................................................  $329.33   $1,005.80   $1,706.70   $3,571.30

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  946.68   $  931.05   $1,582.50   $3,325.96
with IPP Rider.......................................................  $  989.80   $1,066.93   $1,805.09   $3,749.30
with EBB Rider.......................................................  $  975.43   $1,021.78   $1,731.36   $3,610.32
with IPP & EBB Riders................................................  $1,018.55   $1,157.66   $1,953.94   $4,033.64
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders...................................................  $  909.34   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................................................  $  952.62   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................................................  $  938.19   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................................................  $  981.48   $1,041.66   $1,765.34   $3,682.20
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders...................................................  $  946.68   $  931.05   $1,582.50   $3,325.96
with IPP Rider.......................................................  $  989.80   $1,066.93   $1,805.09   $3,749.30
with EBB Rider.......................................................  $  975.43   $1,021.78   $1,731.36   $3,610.32
with IPP & EBB Riders................................................  $1,018.55   $1,157.66   $1,953.94   $4,033.64
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $  929.45   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................................................  $  972.65   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................................................  $  958.25   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................................................  $1,001.44   $1,104.25   $1,867.29   $3,873.13
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................................................  $  903.59   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................................................  $  946.90   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................................................  $  932.47   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................................................  $  975.78   $1,023.75   $1,736.06   $3,626.91
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  984.99   $1,051.81   $1,780.42   $3,702.94
with IPP Rider.......................................................  $1,027.93   $1,186.03   $1,998.39   $4,108.03
with EBB Rider.......................................................  $1,013.62   $1,141.42   $1,926.20   $3,975.03
with IPP & EBB Riders................................................  $1,056.56   $1,275.64   $2,144.17   $4,380.12
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders...................................................  $  902.64   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................................................  $  945.96   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................................................  $  931.52   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................................................  $  974.83   $1,020.76   $1,731.18   $3,617.67
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders...................................................  $  929.45   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................................................  $  972.65   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................................................  $  958.25   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................................................  $1,001.44   $1,104.25   $1,867.29   $3,873.13
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders...................................................  $  937.11   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................................................  $  980.27   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................................................  $  965.88   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................................................  $1,009.05   $1,128.01   $1,905.89   $3,944.84

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  946.68   $1,598.75   $2,078.27   $3,325.96
with IPP Rider.......................................................  $  989.80   $1,725.64   $2,289.77   $3,749.30
with EBB Rider.......................................................  $  975.43   $1,683.47   $2,219.72   $3,610.32
with IPP & EBB Riders................................................  $1,018.55   $1,810.35   $2,431.21   $4,033.64
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders...................................................  $  909.34   $1,487.90   $1,891.80   $2,943.64
with IPP Rider.......................................................  $  952.62   $1,616.30   $2,107.66   $3,385.45
with EBB Rider.......................................................  $  938.19   $1,573.64   $2,036.17   $3,240.39
with IPP & EBB Riders................................................  $  981.48   $1,702.04   $2,252.02   $3,682.20
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders...................................................  $  946.68   $1,598.75   $2,078.27   $3,325.96
with IPP Rider.......................................................  $  989.80   $1,725.64   $2,289.77   $3,749.30
with EBB Rider.......................................................  $  975.43   $1,683.47   $2,219.72   $3,610.32
with IPP & EBB Riders................................................  $1,018.55   $1,810.35   $2,431.21   $4,033.64
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $  929.45   $1,547.71   $1,992.61   $3,151.37
with IPP Rider.......................................................  $  972.65   $1,675.29   $2,206.10   $3,583.14
with EBB Rider.......................................................  $  958.25   $1,632.89   $2,135.38   $3,441.35
with IPP & EBB Riders................................................  $1,001.44   $1,760.48   $2,348.88   $3,873.13
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................................................  $  903.59   $1,470.76   $1,862.85   $2,883.50
with IPP Rider.......................................................  $  946.90   $1,599.41   $2,079.38   $3,328.21
with EBB Rider.......................................................  $  932.47   $1,556.67   $2,007.67   $3,182.20
with IPP & EBB Riders................................................  $  975.78   $1,685.32   $2,224.19   $3,626.91
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  984.99   $1,711.52   $2,266.34   $3,702.94
with IPP Rider.......................................................  $1,027.93   $1,836.84   $2,473.44   $4,108.03
with EBB Rider.......................................................  $1,013.62   $1,795.19   $2,404.85   $3,975.03
with IPP & EBB Riders................................................  $1,056.56   $1,920.52   $2,611.96   $4,380.12
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders...................................................  $  902.64   $1,467.91   $1,858.03   $2,873.45
with IPP Rider.......................................................  $  945.96   $1,596.59   $2,074.66   $3,318.65
with EBB Rider.......................................................  $  931.52   $1,553.83   $2,002.91   $3,172.46
with IPP & EBB Riders................................................  $  974.83   $1,682.52   $2,219.56   $3,617.67
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders...................................................  $  929.45   $1,547.71   $1,992.61   $3,151.37
with IPP Rider.......................................................  $  972.65   $1,675.29   $2,206.10   $3,583.14
with EBB Rider.......................................................  $  958.25   $1,632.89   $2,135.38   $3,441.35
with IPP & EBB Riders................................................  $1,001.44   $1,760.48   $2,348.88   $3,873.13
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders...................................................  $  937.11   $1,570.41   $2,030.76   $3,229.35
with IPP Rider.......................................................  $  980.27   $1,697.68   $2,243.36   $3,657.36
with EBB Rider.......................................................  $  965.88   $1,655.39   $2,172.94   $3,516.82
with IPP & EBB Riders................................................  $1,009.05   $1,782.67   $2,385.56   $3,944.84

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $304.36   $  931.05   $1,582.50   $3,325.96
with IPP Rider.......................................................  $350.38   $1,066.93   $1,805.09   $3,749.30
with EBB Rider.......................................................  $335.04   $1,021.78   $1,731.36   $3,610.32
with IPP & EBB Riders................................................  $381.06   $1,157.66   $1,953.94   $4,033.64
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders...................................................  $264.50   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................................................  $310.70   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................................................  $295.30   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................................................  $341.50   $1,041.66   $1,765.34   $3,682.20
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders...................................................  $304.36   $  931.05   $1,582.50   $3,325.96
with IPP Rider.......................................................  $350.38   $1,066.93   $1,805.09   $3,749.30
with EBB Rider.......................................................  $335.04   $1,021.78   $1,731.36   $3,610.32
with IPP & EBB Riders................................................  $381.06   $1,157.66   $1,953.94   $4,033.64
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $285.96   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................................................  $332.07   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................................................  $316.70   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................................................  $362.80   $1,104.25   $1,867.29   $3,873.13
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................................................  $258.37   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................................................  $304.59   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................................................  $289.18   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................................................  $335.41   $1,023.75   $1,736.06   $3,626.91
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $345.24   $1,051.81   $1,780.42   $3,702.94
with IPP Rider.......................................................  $391.07   $1,186.03   $1,998.39   $4,108.03
with EBB Rider.......................................................  $375.79   $1,141.42   $1,926.20   $3,975.03
with IPP & EBB Riders................................................  $421.63   $1,275.64   $2,144.17   $4,380.12
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders...................................................  $257.35   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................................................  $303.58   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................................................  $288.17   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................................................  $334.40   $1,020.76   $1,731.18   $3,617.67
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders...................................................  $285.96   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................................................  $332.07   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................................................  $316.70   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................................................  $362.80   $1,104.25   $1,867.29   $3,873.13
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders...................................................  $294.14   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................................................  $340.20   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................................................  $324.85   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................................................  $370.91   $1,128.01   $1,905.89   $3,944.84

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  925.62   $  864.20   $1,472.20   $3,112.11
with IPP Rider.......................................................  $  968.83   $1,001.00   $1,697.35   $3,545.80
with EBB Rider.......................................................  $  954.43   $  955.54   $1,622.78   $3,403.39
with IPP & EBB Riders................................................  $  997.64   $1,092.34   $1,847.93   $3,837.09
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $  939.02   $  906.78   $1,542.51   $3,248.75
with IPP Rider.......................................................  $  982.18   $1,042.99   $1,766.03   $3,675.83
with EBB Rider.......................................................  $  967.79   $  997.73   $1,691.99   $3,535.60
with IPP & EBB Riders................................................  $1,010.95   $1,133.95   $1,915.51   $3,962.68
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  927.53   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................................................  $  970.74   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................................................  $  956.34   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................................................  $  999.54   $1,098.30   $1,857.63   $3,855.13
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders...................................................  $  921.79   $  852.01   $1,452.03   $3,072.74
with IPP Rider.......................................................  $  965.02   $  988.98   $1,677.66   $3,508.30
with EBB Rider.......................................................  $  950.61   $  943.46   $1,602.92   $3,365.30
with IPP & EBB Riders................................................  $  993.84   $1,080.43   $1,828.56   $3,800.88
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  939.98   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................................................  $  983.13   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................................................  $  968.74   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................................................  $1,011.89   $1,136.90   $1,920.32   $3,971.57
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  948.60   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................................................  $  991.71   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................................................  $  977.34   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................................................  $1,020.45   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders...................................................  $  881.57   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................................................  $  924.98   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................................................  $  910.51   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................................................  $  953.93   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  943.81   $  921.95   $1,567.51   $3,297.08
with IPP Rider.......................................................  $  986.94   $1,057.95   $1,790.45   $3,721.81
with EBB Rider.......................................................  $  972.56   $1,012.76   $1,716.61   $3,582.36
with IPP & EBB Riders................................................  $1,015.69   $1,148.76   $1,939.53   $4,007.08

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  925.62   $1,536.33   $1,973.46   $3,112.11
with IPP Rider.......................................................  $  968.83   $1,664.07   $2,187.41   $3,545.80
with EBB Rider.......................................................  $  954.43   $1,621.62   $2,116.55   $3,403.39
with IPP & EBB Riders................................................  $  997.64   $1,749.36   $2,330.49   $3,837.09
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $  939.02   $1,576.09   $2,040.28   $3,248.75
with IPP Rider.......................................................  $  982.18   $1,703.28   $2,252.66   $3,675.83
with EBB Rider.......................................................  $  967.79   $1,661.02   $2,182.32   $3,535.60
with IPP & EBB Riders................................................  $1,010.95   $1,788.21   $2,394.70   $3,962.68
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  927.53   $1,542.02   $1,983.04   $3,131.76
with IPP Rider.......................................................  $  970.74   $1,669.68   $2,196.76   $3,564.49
with EBB Rider.......................................................  $  956.34   $1,627.26   $2,125.97   $3,422.41
with IPP & EBB Riders................................................  $  999.54   $1,754.93   $2,339.70   $3,855.13
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders...................................................  $  921.79   $1,524.95   $1,954.30   $3,072.74
with IPP Rider.......................................................  $  965.02   $1,652.85   $2,168.69   $3,508.30
with EBB Rider.......................................................  $  950.61   $1,610.34   $2,097.68   $3,365.30
with IPP & EBB Riders................................................  $  993.84   $1,738.25   $2,312.08   $3,800.88
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  939.98   $1,578.91   $2,045.02   $3,258.42
with IPP Rider.......................................................  $  983.13   $1,706.07   $2,257.31   $2,685.04
with EBB Rider.......................................................  $  968.74   $1,663.82   $2,186.99   $3,544.97
with IPP & EBB Riders................................................  $1,011.89   $1,790.97   $2,399.27   $3,971.57
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  948.60   $1,604.41   $2,087.75   $3,345.17
with IPP Rider.......................................................  $  991.71   $1,731.21   $2,299.02   $3,767.57
with EBB Rider.......................................................  $  977.34   $1,689.08   $2,229.05   $3,628.88
with IPP & EBB Riders................................................  $1,020.45   $1,815.88   $2,440.33   $4,051.30
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders...................................................  $  881.57   $1,404.88   $1,751.15   $2,649.60
with IPP Rider.......................................................  $  924.98   $1,534.45   $1,970.30   $3,105.61
with EBB Rider.......................................................  $  910.51   $1,491.39   $1,897.72   $2,955.89
with IPP & EBB Riders................................................  $  953.93   $1,620.96   $2,116.86   $3,411.90
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  943.81   $1,590.25   $2,064.03   $3,297.08
with IPP Rider.......................................................  $  986.94   $1,717.25   $2,275.86   $3,721.81
with EBB Rider.......................................................  $  972.56   $1,675.05   $2,205.71   $3,582.36
with IPP & EBB Riders................................................  $1,015.69   $1,802.04   $2,417.53   $4,007.08

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $281.88   $  864.20   $1,472.20   $3,112.11
with IPP Rider.......................................................  $328.00   $1,001.00   $1,697.35   $3,545.80
with EBB Rider.......................................................  $312.62   $  955.54   $1,622.78   $3,403.39
with IPP & EBB Riders................................................  $358.74   $1,092.34   $1,847.93   $3,837.09
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $296.18   $  906.78   $1,542.51   $3,248.75
with IPP Rider.......................................................  $342.24   $1,042.99   $1,766.03   $3,675.83
with EBB Rider.......................................................  $326.89   $  997.73   $1,691.99   $3,535.60
with IPP & EBB Riders................................................  $372.94   $1,133.95   $1,915.51   $3,962.68
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $283.92   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................................................  $330.03   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................................................  $314.66   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................................................  $360.77   $1,098.30   $1,857.63   $3,855.13
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders...................................................  $277.79   $  852.01   $1,452.03   $3,072.74
with IPP Rider.......................................................  $323.93   $  988.98   $1,677.66   $3,508.30
with EBB Rider.......................................................  $308.55   $  943.46   $1,602.92   $3,365.30
with IPP & EBB Riders................................................  $354.69   $1,080.43   $1,828.56   $3,800.88
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $297.20   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................................................  $343.25   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................................................  $327.90   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................................................  $373.95   $1,136.90   $1,920.32   $3,971.57
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $306.40   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................................................  $352.41   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................................................  $337.08   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................................................  $383.08   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders...................................................  $234.87   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................................................  $281.20   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................................................  $265.76   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................................................  $312.09   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $301.29   $  921.95   $1,567.51   $3,297.08
with IPP Rider.......................................................  $347.32   $1,057.95   $1,790.45   $3,721.81
with EBB Rider.......................................................  $331.98   $1,012.76   $1,716.61   $3,582.36
with IPP & EBB Riders................................................  $378.01   $1,148.76   $1,939.53   $4,007.08

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders...................................................  $  905.51   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................................................  $  948.81   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................................................  $  934.38   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................................................  $  977.68   $1,029.72   $1,745.83   $3,645.38
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................................................  $  907.42   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $  950.72   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $  936.28   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,035.70   $1,755.60   $3,663.83
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders...................................................  $  935.19   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................................................  $  978.36   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................................................  $  963.97   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................................................  $1,007.15   $1,122.07   $1,896.25   $3,926.96
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................................  $  913.17   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................................................  $  956.44   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................................................  $  942.01   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................................................  $  985.28   $1,053.61   $1,784.83   $3,718.89
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $  935.19   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................................................  $  978.36   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................................................  $  963.97   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................................................  $1,007.15   $1,122.07   $1,896.25   $3,926.96
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders...................................................  $  926.57   $  867.24   $1,477.23   $3,121.94
with IPP Rider.......................................................  $  969.78   $1,004.00   $1,702.27   $3,555.15
with EBB Rider.......................................................  $  955.38   $  958.56   $1,627.74   $3,412.91
with IPP & EBB Riders................................................  $  998.59   $1,095.32   $1,852.78   $3,846.12
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................................................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,050.64   $1,779.97   $3,709.73
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................................................  $  902.64   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................................................  $  945.96   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................................................  $  931.52   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................................................  $  974.83   $1,020.76   $1,731.18   $3,617.67

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders...................................................  $  905.51   $1,476.47   $1,872.51   $2,903.59
with IPP Rider.......................................................  $  948.81   $1,605.05   $2,088.82   $3,347.33
with EBB Rider.......................................................  $  934.38   $1,562.32   $2,017.17   $3,201.62
with IPP & EBB Riders................................................  $  977.68   $1,690.89   $2,233.48   $3,645.38
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................................................  $  907.42   $1,482.19   $1,882.17   $2,923.63
with IPP Rider.......................................................  $  950.72   $1,610.68   $2,098.23   $3,366.42
with EBB Rider.......................................................  $  936.28   $1,567.98   $2,026.68   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,696.47   $2,242.76   $3,663.83
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders...................................................  $  935.19   $1,564.74   $2,021.23   $3,209.91
with IPP Rider.......................................................  $  978.36   $1,692.08   $2,234.05   $3,638.84
with EBB Rider.......................................................  $  963.97   $1,649.78   $2,163.57   $3,498.03
with IPP & EBB Riders................................................  $1,007.15   $1,777.12   $2,376.40   $3,926.96
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................................  $  913.17   $1,499.30   $1,911.07   $2,983.54
with IPP Rider.......................................................  $  956.44   $1,627.56   $2,126.48   $3,423.42
with EBB Rider.......................................................  $  942.01   $1,584.94   $2,055.14   $3,278.99
with IPP & EBB Riders................................................  $  985.28   $1,713.20   $2,270.54   $3,718.89
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $  935.19   $1,564.74   $2,021.23   $3,209.91
with IPP Rider.......................................................  $  978.36   $1,692.08   $2,234.05   $3,638.84
with EBB Rider.......................................................  $  963.97   $1,649.78   $2,163.57   $3,498.03
with IPP & EBB Riders................................................  $1,007.15   $1,777.12   $2,376.40   $3,926.96
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders...................................................  $  926.57   $1,539.17   $1,978.25   $3,121.94
with IPP Rider.......................................................  $  969.78   $1,666.87   $2,192.08   $3,555.15
with EBB Rider.......................................................  $  955.38   $1,624.44   $2,121.26   $3,412.91
with IPP & EBB Riders................................................  $  998.59   $1,752.15   $2,335.10   $3,846.12
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................................................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................................................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................................................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,710.42   $2,265.92   $3,709.73
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................................................  $  902.64   $1,467.91   $1,858.03   $2,873.45
with IPP Rider.......................................................  $  945.96   $1,596.59   $2,074.66   $3,318.65
with EBB Rider.......................................................  $  931.52   $1,553.83   $2,002.91   $3,172.46
with IPP & EBB Riders................................................  $  974.83   $1,682.52   $2,219.56   $3,617.67

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders...................................................  $260.41   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................................................  $306.63   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................................................  $291.22   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................................................  $337.44   $1,029.72   $1,745.83   $3,645.38
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................................................  $262.46   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $308.66   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $293.26   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................................................  $339.47   $1,035.70   $1,755.60   $3,663.83
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders...................................................  $292.10   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................................................  $338.17   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................................................  $322.81   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................................................  $368.89   $1,122.07   $1,896.25   $3,926.96
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................................  $268.59   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................................................  $314.77   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................................................  $299.37   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................................................  $345.55   $1,053.61   $1,784.83   $3,718.89
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $292.10   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................................................  $338.17   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................................................  $322.81   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................................................  $368.89   $1,122.07   $1,896.25   $3,926.96
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders...................................................  $282.89   $  867.24   $1,477.23   $3,121.94
with IPP Rider.......................................................  $329.01   $1,004.00   $1,702.27   $3,555.15
with EBB Rider.......................................................  $313.64   $  958.56   $1,627.74   $3,412.91
with IPP & EBB Riders................................................  $359.75   $1,095.32   $1,852.78   $3,846.12
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................................................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $344.54   $1,050.64   $1,779.97   $3,709.73
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................................................  $257.35   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................................................  $303.58   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................................................  $288.17   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................................................  $334.40   $1,020.76   $1,731.18   $3,617.67

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $  915.08   $  830.66   $1,416.67   $3,003.43
with IPP Rider.......................................................  $  958.34   $  967.92   $1,643.11   $3,442.35
with EBB Rider.......................................................  $  943.92   $  922.30   $1,568.12   $3,298.25
with IPP & EBB Riders................................................  $  987.18   $1,059.58   $1,794.56   $3,737.16
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders...................................................  $  903.59   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................................................  $  946.90   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................................................  $  932.47   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................................................  $  975.78   $1,023.75   $1,736.06   $3,626.91
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders...................................................  $  907.42   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $  950.72   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $  936.28   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,035.70   $1,755.60   $3,663.83
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders...................................................  $  933.28   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................................................  $  976.46   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................................................  $  962.07   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................................................  $1,005.25   $1,116.13   $1,886.60   $3,909.06
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................................................  $  938.06   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................................................  $  981.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................................................  $  966.83   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................................................  $1,009.99   $1,130.97   $1,910.69   $3,953.75
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders...................................................  $  935.19   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................................................  $  978.36   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................................................  $  963.97   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................................................  $1,007.15   $1,122.07   $1,896.25   $3,926.96
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders...................................................  $  938.06   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................................................  $  981.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................................................  $  966.83   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................................................  $1,009.99   $1,130.97   $1,910.69   $3,953.75
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................................................  $  951.47   $  946.19   $1,607.41   $3,373.91
with IPP Rider.......................................................  $  994.57   $1,081.87   $1,829.42   $3,794.93
with EBB Rider.......................................................  $  980.20   $1,036.79   $1,755.90   $3,656.72
with IPP & EBB Riders................................................  $1,023.30   $1,172.45   $1,977.89   $4,077.71

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $  915.08   $1,505.01   $1,920.70   $3,003.43
with IPP Rider.......................................................  $  958.34   $1,633.18   $2,135.87   $3,442.35
with EBB Rider.......................................................  $  943.92   $1,590.59   $2,064.61   $3,298.25
with IPP & EBB Riders................................................  $  987.18   $1,718.77   $2,279.78   $3,737.16
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders...................................................  $  903.59   $1,470.76   $1,862.85   $2,883.50
with IPP Rider.......................................................  $  946.90   $1,599.41   $2,079.38   $3,328.21
with EBB Rider.......................................................  $  932.47   $1,556.67   $2,007.67   $3,182.20
with IPP & EBB Riders................................................  $  975.78   $1,685.32   $2,224.19   $3,626.91
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders...................................................  $  907.42   $1,482.19   $1,882.17   $2,923.63
with IPP Rider.......................................................  $  950.72   $1,610.68   $2,098.23   $3,366.42
with EBB Rider.......................................................  $  936.28   $1,567.98   $2,026.68   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,696.47   $2,242.76   $3,663.83
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders...................................................  $  933.28   $1,559.06   $2,011.69   $3,190.43
with IPP Rider.......................................................  $  976.46   $1,686.48   $2,224.74   $3,620.32
with EBB Rider.......................................................  $  962.07   $1,644.14   $2,154.17   $3,479.15
with IPP & EBB Riders................................................  $1,005.25   $1,771.58   $2,367.24   $3,909.06
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................................................  $  938.06   $1,573.25   $2,035.52   $3,239.05
with IPP Rider.......................................................  $  981.22   $1,700.48   $2,248.01   $3,666.59
with EBB Rider.......................................................  $  966.83   $1,658.20   $2,177.64   $3,526.22
with IPP & EBB Riders................................................  $1,009.99   $1,785.44   $2,390.12   $3,953.75
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders...................................................  $  935.19   $1,564.74   $2,021.23   $3,209.91
with IPP Rider.......................................................  $  978.36   $1,692.08   $2,234.05   $3,638.84
with EBB Rider.......................................................  $  963.97   $1,649.78   $2,163.57   $3,498.03
with IPP & EBB Riders................................................  $1,007.15   $1,777.12   $2,376.40   $3,926.96
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders...................................................  $  938.06   $1,573.25   $2,035.52   $3,239.05
with IPP Rider.......................................................  $  981.22   $1,700.48   $2,248.01   $3,666.59
with EBB Rider.......................................................  $  966.83   $1,658.20   $2,177.64   $3,526.22
with IPP & EBB Riders................................................  $1,009.99   $1,785.44   $2,390.12   $3,953.75
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................................................  $  951.47   $1,612.90   $2,101.95   $3,373.91
with IPP Rider.......................................................  $  994.57   $1,739.58   $2,312.89   $3,794.93
with EBB Rider.......................................................  $  980.20   $1,697.49   $2,243.04   $3,656.72
with IPP & EBB Riders................................................  $1,023.30   $1,824.17   $2,453.97   $4,077.71

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $270.63   $  830.66   $1,416.67   $3,003.43
with IPP Rider.......................................................  $316.80   $  967.92   $1,643.11   $3,442.35
with EBB Rider.......................................................  $301.41   $  922.30   $1,568.12   $3,298.25
with IPP & EBB Riders................................................  $347.58   $1,059.58   $1,794.56   $3,737.16
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders...................................................  $258.37   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................................................  $304.59   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................................................  $289.18   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................................................  $335.41   $1,023.75   $1,736.06   $3,626.91
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders...................................................  $262.46   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $308.66   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $293.26   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................................................  $339.47   $1,035.70   $1,755.60   $3,663.83
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders...................................................  $290.05   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................................................  $336.14   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................................................  $320.77   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................................................  $366.86   $1,116.13   $1,886.60   $3,909.06
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................................................  $295.16   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................................................  $341.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................................................  $325.86   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................................................  $371.92   $1,130.97   $1,910.69   $3,953.75
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders...................................................  $292.10   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................................................  $338.17   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................................................  $322.81   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................................................  $368.89   $1,122.07   $1,896.25   $3,926.96
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders...................................................  $295.16   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................................................  $341.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................................................  $325.86   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................................................  $371.92   $1,130.97   $1,910.69   $3,953.75
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................................................  $309.46   $  946.19   $1,607.41   $3,373.91
with IPP Rider.......................................................  $355.46   $1,081.87   $1,829.42   $3,794.93
with EBB Rider.......................................................  $340.13   $1,036.79   $1,755.90   $3,656.72
with IPP & EBB Riders................................................  $386.12   $1,172.45   $1,977.89   $4,077.71

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................................................  $  929.45   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................................................  $  972.65   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................................................  $  958.25   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................................................  $1,001.44   $1,104.25   $1,867.29   $3,873.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders...................................................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,107.21   $1,872.11   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $  937.11   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................................................  $  980.27   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................................................  $  965.88   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................................................  $1,009.05   $1,128.01   $1,905.89   $3,944.84
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders...................................................  $1,017.54   $1,153.68   $1,946.05   $4,011.71
with IPP Rider.......................................................  $1,060.34   $1,286.48   $2,160.15   $4,401.81
with EBB Rider.......................................................  $1,046.08   $1,242.35   $2,089.24   $4,273.73
with IPP & EBB Riders................................................  $1,088.88   $1,375.16   $2,303.35   $4,663.82
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $  941.89   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................................................  $  985.03   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................................................  $  970.65   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................................................  $1,013.79   $1,142.83   $1,929.93   $3,989.35

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................................................  $  929.45   $1,547.71   $1,992.61   $3,151.37
with IPP Rider.......................................................  $  972.65   $1,675.29   $2,206.10   $3,583.14
with EBB Rider.......................................................  $  958.25   $1,632.89   $2,135.38   $3,441.35
with IPP & EBB Riders................................................  $1,001.44   $1,760.48   $2,348.88   $3,873.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders...................................................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................................................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $  937.11   $1,570.41   $2,030.76   $3,229.35
with IPP Rider.......................................................  $  980.27   $1,697.68   $2,243.36   $3,657.36
with EBB Rider.......................................................  $  965.88   $1,655.39   $2,172.94   $3,516.82
with IPP & EBB Riders................................................  $1,009.05   $1,782.67   $2,385.56   $3,944.84
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders...................................................  $1,017.54   $1,806.63   $2,423.71   $4,011.71
with IPP Rider.......................................................  $1,060.34   $1,930.63   $2,627.13   $4,401.81
with EBB Rider.......................................................  $1,046.08   $1,889.43   $2,559.76   $4,273.73
with IPP & EBB Riders................................................  $1,088.88   $2,013.44   $2,763.18   $4,663.82
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $  941.89   $1,584.58   $2,054.53   $3,277.78
with IPP Rider.......................................................  $  985.03   $1,711.65   $2,266.58   $3,703.44
with EBB Rider.......................................................  $  970.65   $1,669.44   $2,196.36   $3,563.68
with IPP & EBB Riders................................................  $1,013.79   $1,796.51   $2,408.40   $3,989.35

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................................................  $285.96   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................................................  $332.07   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................................................  $316.70   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................................................  $362.80   $1,104.25   $1,867.29   $3,873.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders...................................................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $363.81   $1,107.21   $1,872.11   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $294.14   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................................................  $340.20   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................................................  $324.85   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................................................  $370.91   $1,128.01   $1,905.89   $3,944.84
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders...................................................  $379.98   $1,153.68   $1,946.05   $4,011.71
with IPP Rider.......................................................  $425.66   $1,286.48   $2,160.15   $4,401.81
with EBB Rider.......................................................  $410.43   $1,242.35   $2,089.24   $4,273.73
with IPP & EBB Riders................................................  $456.11   $1,375.16   $2,303.35   $4,663.82
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $299.24   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................................................  $345.29   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................................................  $329.94   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................................................  $375.98   $1,142.83   $1,929.93   $3,989.35

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $  944.77   $  924.98   $1,572.50   $3,306.73
with IPP Rider.......................................................  $  987.90   $1,060.95   $1,795.33   $3,730.99
with EBB Rider.......................................................  $  973.52   $1,015.76   $1,721.52   $3,591.68
with IPP & EBB Riders................................................  $1,016.65   $1,151.73   $1,944.35   $4,015.95
MAINSTAY VP BASIC VALUE--INITIAL CLASS
without any Riders...................................................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,050.64   $1,779.97   $3,709.73
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................................................  $  873.91   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................................................  $  917.36   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................................................  $  902.88   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................................................  $  946.32   $  930.77   $1,583.54   $3,335.94
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders...................................................  $  883.49   $  729.59   $1,248.54   $2,670.18
with IPP Rider.......................................................  $  926.89   $  868.24   $1,478.90   $3,125.17
with EBB Rider.......................................................  $  912.42   $  822.17   $1,402.59   $2,975.77
with IPP & EBB Riders................................................  $  955.83   $  960.82   $1,632.95   $3,430.78
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $  873.91   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................................................  $  917.36   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................................................  $  902.88   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................................................  $  946.32   $  930.77   $1,583.54   $3,335.94
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders...................................................  $  873.91   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................................................  $  917.36   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................................................  $  902.88   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................................................  $  946.32   $  930.77   $1,583.54   $3,335.94
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  946.68   $  931.05   $1,582.50   $3,325.96
with IPP Rider.......................................................  $  989.80   $1,066.93   $1,805.09   $3,749.30
with EBB Rider.......................................................  $  975.43   $1,021.78   $1,731.36   $3,610.32
with IPP & EBB Riders................................................  $1,018.55   $1,157.66   $1,953.94   $4,033.64
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders...................................................  $  885.40   $  735.74   $1,258.79   $2,690.68
with IPP Rider.......................................................  $  928.80   $  874.31   $1,488.91   $3,144.69
with EBB Rider.......................................................  $  914.33   $  828.25   $1,412.68   $2,995.62
with IPP & EBB Riders................................................  $  957.73   $  966.83   $1,642.82   $3,449.64

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $  944.77   $1,593.08   $2,068.78   $3,306.73
with IPP Rider.......................................................  $  987.90   $1,720.05   $2,280.50   $3,730.99
with EBB Rider.......................................................  $  973.52   $1,677.86   $2,210.38   $3,591.68
with IPP & EBB Riders................................................  $1,016.65   $1,804.82   $2,422.10   $4,015.95
MAINSTAY VP BASIC VALUE--INITIAL CLASS
without any Riders...................................................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................................................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................................................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,710.42   $2,265.92   $3,709.73
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................................................  $  873.91   $1,381.91   $1,712.07   $2,567.01
with IPP Rider.......................................................  $  917.36   $1,511.78   $1,932.11   $3,026.99
with EBB Rider.......................................................  $  902.88   $1,468.62   $1,859.23   $2,875.95
with IPP & EBB Riders................................................  $  946.32   $1,598.49   $2,079.28   $3,335.94
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders...................................................  $  883.49   $1,410.64   $1,760.93   $2,670.18
with IPP Rider.......................................................  $  926.89   $1,540.11   $1,979.83   $3,125.17
with EBB Rider.......................................................  $  912.42   $1,497.08   $1,907.32   $2,975.77
with IPP & EBB Riders................................................  $  955.83   $1,626.56   $2,126.23   $3,430.78
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $  873.91   $1,381.91   $1,712.07   $2,567.01
with IPP Rider.......................................................  $  917.36   $1,511.78   $1,932.11   $3,026.99
with EBB Rider.......................................................  $  902.88   $1,468.62   $1,859.23   $2,875.95
with IPP & EBB Riders................................................  $  946.32   $1,598.49   $2,079.28   $3,335.94
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders...................................................  $  873.91   $1,381.91   $1,712.07   $2,567.01
with IPP Rider.......................................................  $  917.36   $1,511.78   $1,932.11   $3,026.99
with EBB Rider.......................................................  $  902.88   $1,468.62   $1,859.23   $2,875.95
with IPP & EBB Riders................................................  $  946.32   $1,598.49   $2,079.28   $3,335.94
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  946.68   $1,598.75   $2,078.27   $3,325.96
with IPP Rider.......................................................  $  989.80   $1,725.64   $2,289.77   $3,749.30
with EBB Rider.......................................................  $  975.43   $1,683.47   $2,219.72   $3,610.32
with IPP & EBB Riders................................................  $1,018.55   $1,810.35   $2,431.21   $4,033.64
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders...................................................  $  885.40   $1,416.37   $1,770.68   $2,690.68
with IPP Rider.......................................................  $  928.80   $1,545.77   $1,989.35   $3,144.69
with EBB Rider.......................................................  $  914.33   $1,502.76   $1,916.91   $2,995.62
with IPP & EBB Riders................................................  $  957.73   $1,632.17   $2,135.60   $3,449.64

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $302.32   $  924.98   $1,572.50   $3,306.73
with IPP Rider.......................................................  $348.34   $1,060.95   $1,795.33   $3,730.99
with EBB Rider.......................................................  $333.00   $1,015.76   $1,721.52   $3,591.68
with IPP & EBB Riders................................................  $379.03   $1,151.73   $1,944.35   $4,015.95
MAINSTAY VP BASIC VALUE--INITIAL CLASS
without any Riders...................................................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $344.54   $1,050.64   $1,779.97   $3,709.73
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................................................  $226.69   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................................................  $273.06   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................................................  $257.61   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................................................  $303.97   $  930.77   $1,583.54   $3,335.94
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders...................................................  $236.91   $  729.59   $1,248.54   $2,670.18
with IPP Rider.......................................................  $283.23   $  868.24   $1,478.90   $3,125.17
with EBB Rider.......................................................  $267.79   $  822.17   $1,402.59   $2,975.77
with IPP & EBB Riders................................................  $314.12   $  960.82   $1,632.95   $3,430.78
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $226.69   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................................................  $273.06   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................................................  $257.61   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................................................  $303.97   $  930.77   $1,583.54   $3,335.94
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders...................................................  $226.69   $  698.83   $1,197.12   $2,567.01
with IPP Rider.......................................................  $273.06   $  837.91   $1,428.68   $3,026.99
with EBB Rider.......................................................  $257.61   $  791.69   $1,351.98   $2,875.95
with IPP & EBB Riders................................................  $303.97   $  930.77   $1,583.54   $3,335.94
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $304.36   $  931.05   $1,582.50   $3,325.96
with IPP Rider.......................................................  $350.38   $1,066.93   $1,805.09   $3,749.30
with EBB Rider.......................................................  $335.04   $1,021.78   $1,731.36   $3,610.32
with IPP & EBB Riders................................................  $381.06   $1,157.66   $1,953.94   $4,033.64
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders...................................................  $238.96   $  735.74   $1,258.79   $2,690.68
with IPP Rider.......................................................  $285.27   $  874.31   $1,488.91   $3,144.69
with EBB Rider.......................................................  $269.83   $  828.25   $1,412.68   $2,995.62
with IPP & EBB Riders................................................  $316.15   $  966.83   $1,642.82   $3,449.64

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders...................................................  $  922.74   $  855.05   $1,457.08   $3,082.60
with IPP Rider.......................................................  $  965.97   $  991.98   $1,682.59   $3,517.69
with EBB Rider.......................................................  $  951.56   $  946.48   $1,607.89   $3,374.84
with IPP & EBB Riders................................................  $  994.79   $1,083.41   $1,833.40   $3,809.93
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $  929.45   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................................................  $  972.65   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................................................  $  958.25   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................................................  $1,001.44   $1,104.25   $1,867.29   $3,873.13
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................................................  $  879.66   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................................................  $  923.08   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................................................  $  908.60   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................................................  $  952.03   $  948.81   $1,613.21   $3,392.94
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  984.99   $1,051.81   $1,780.42   $3,702.94
with IPP Rider.......................................................  $1,027.93   $1,186.03   $1,998.39   $4,108.03
with EBB Rider.......................................................  $1,013.62   $1,141.42   $1,926.20   $3,975.03
with IPP & EBB Riders................................................  $1,056.56   $1,275.64   $2,144.17   $4,380.12
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders...................................................  $  878.69   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................................................  $  922.12   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................................................  $  907.64   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................................................  $  951.07   $  945.81   $1,608.27   $3,383.47
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without any Riders...................................................  $  905.51   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................................................  $  948.81   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................................................  $  934.38   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................................................  $  977.68   $1,029.72   $1,745.83   $3,645.38
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders...................................................  $  913.17   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................................................  $  956.44   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................................................  $  942.01   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................................................  $  985.28   $1,053.61   $1,784.83   $3,718.89
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $  901.68   $  787.85   $1,345.61   $2,863.37
with IPP Rider.......................................................  $  945.00   $  925.71   $1,573.71   $3,309.06
with EBB Rider.......................................................  $  930.56   $  879.91   $1,498.17   $3,162.72
with IPP & EBB Riders................................................  $  973.88   $1,017.76   $1,726.28   $3,608.41
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $  939.02   $  906.78   $1,542.51   $3,248.75
with IPP Rider.......................................................  $  982.18   $1,042.99   $1,766.03   $3,675.83
with EBB Rider.......................................................  $  967.79   $  997.73   $1,691.99   $3,535.60
with IPP & EBB Riders................................................  $1,010.95   $1,133.95   $1,915.51   $3,962.68

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders...................................................  $  922.74   $1,527.79   $1,959.10   $3,082.60
with IPP Rider.......................................................  $  965.97   $1,655.65   $2,173.38   $3,517.69
with EBB Rider.......................................................  $  951.56   $1,613.16   $2,102.40   $3,374.84
with IPP & EBB Riders................................................  $  994.79   $1,741.02   $2,316.68   $3,809.93
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $  929.45   $1,547.71   $1,992.61   $3,151.37
with IPP Rider.......................................................  $  972.65   $1,675.29   $2,206.10   $3,583.14
with EBB Rider.......................................................  $  958.25   $1,632.89   $2,135.38   $3,441.35
with IPP & EBB Riders................................................  $1,001.44   $1,760.48   $2,348.88   $3,873.13
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................................................  $  879.66   $1,399.15   $1,741.41   $2,629.04
with IPP Rider.......................................................  $  923.08   $1,528.78   $1,960.76   $3,086.01
with EBB Rider.......................................................  $  908.60   $1,485.71   $1,888.12   $2,935.98
with IPP & EBB Riders................................................  $  952.03   $1,615.34   $2,107.46   $3,392.94
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  984.99   $1,711.52   $2,266.34   $3,702.94
with IPP Rider.......................................................  $1,027.93   $1,836.84   $2,473.44   $4,108.03
with EBB Rider.......................................................  $1,013.62   $1,795.19   $2,404.85   $3,975.03
with IPP & EBB Riders................................................  $1,056.56   $1,920.52   $2,611.96   $4,380.12
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders...................................................  $  878.69   $1,396.27   $1,736.52   $2,618.72
with IPP Rider.......................................................  $  922.12   $1,525.95   $1,955.99   $3,076.19
with EBB Rider.......................................................  $  907.64   $1,482.86   $1,883.30   $2,925.98
with IPP & EBB Riders................................................  $  951.07   $1,612.54   $2,102.77   $3,383.47
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without any Riders...................................................  $  905.51   $1,476.47   $1,872.51   $2,903.59
with IPP Rider.......................................................  $  948.81   $1,605.05   $2,088.82   $3,347.33
with EBB Rider.......................................................  $  934.38   $1,562.32   $2,017.17   $3,201.62
with IPP & EBB Riders................................................  $  977.68   $1,690.89   $2,233.48   $3,645.38
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders...................................................  $  913.17   $1,499.30   $1,911.07   $2,983.54
with IPP Rider.......................................................  $  956.44   $1,627.56   $2,126.48   $3,423.42
with EBB Rider.......................................................  $  942.01   $1,584.94   $2,055.14   $3,278.99
with IPP & EBB Riders................................................  $  985.28   $1,713.20   $2,270.54   $3,718.89
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $  901.68   $1,465.04   $1,853.18   $2,863.37
with IPP Rider.......................................................  $  945.00   $1,593.77   $2,069.93   $3,309.06
with EBB Rider.......................................................  $  930.56   $1,551.00   $1,998.14   $3,162.72
with IPP & EBB Riders................................................  $  973.88   $1,679.73   $2,214.90   $3,608.41
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $  939.02   $1,576.09   $2,040.28   $3,248.75
with IPP Rider.......................................................  $  982.18   $1,703.28   $2,252.66   $3,675.83
with EBB Rider.......................................................  $  967.79   $1,661.02   $2,182.32   $3,535.60
with IPP & EBB Riders................................................  $1,010.95   $1,788.21   $2,394.70   $3,962.68

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders...................................................  $278.81   $  855.05   $1,457.08   $3,082.60
with IPP Rider.......................................................  $324.94   $  991.98   $1,682.59   $3,517.69
with EBB Rider.......................................................  $309.56   $  946.48   $1,607.89   $3,374.84
with IPP & EBB Riders................................................  $355.70   $1,083.41   $1,833.40   $3,809.93
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $285.96   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................................................  $332.07   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................................................  $316.70   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................................................  $362.80   $1,104.25   $1,867.29   $3,873.13
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................................................  $232.82   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................................................  $279.17   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................................................  $263.72   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................................................  $310.06   $  948.81   $1,613.21   $3,392.94
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $345.24   $1,051.81   $1,780.42   $3,702.94
with IPP Rider.......................................................  $391.07   $1,186.03   $1,998.39   $4,108.03
with EBB Rider.......................................................  $375.79   $1,141.42   $1,926.20   $3,975.03
with IPP & EBB Riders................................................  $421.63   $1,275.64   $2,144.17   $4,380.12
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders...................................................  $231.80   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................................................  $278.14   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................................................  $262.69   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................................................  $309.04   $  945.81   $1,608.27   $3,383.47
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without any Riders...................................................  $260.41   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................................................  $306.63   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................................................  $291.22   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................................................  $337.44   $1,029.72   $1,745.83   $3,645.38
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders...................................................  $268.59   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................................................  $314.77   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................................................  $299.37   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................................................  $345.55   $1,053.61   $1,784.83   $3,718.89
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $256.32   $  787.85   $1,345.61   $2,863.37
with IPP Rider.......................................................  $302.56   $  925.71   $1,573.71   $3,309.06
with EBB Rider.......................................................  $287.15   $  879.91   $1,498.17   $3,162.72
with IPP & EBB Riders................................................  $333.38   $1,017.76   $1,726.28   $3,608.41
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $296.18   $  906.78   $1,542.51   $3,248.75
with IPP Rider.......................................................  $342.24   $1,042.99   $1,766.03   $3,675.83
with EBB Rider.......................................................  $326.89   $  997.73   $1,691.99   $3,535.60
with IPP & EBB Riders................................................  $372.94   $1,133.95   $1,915.51   $3,962.68

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  927.53   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................................................  $  970.74   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................................................  $  956.34   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................................................  $  999.54   $1,098.30   $1,857.63   $3,855.13
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders...................................................  $  897.84   $  775.62   $1,325.25   $2,823.00
with IPP Rider.......................................................  $  941.18   $  913.63   $1,553.82   $3,270.62
with EBB Rider.......................................................  $  926.74   $  867.77   $1,478.11   $3,123.66
with IPP & EBB Riders................................................  $  970.08   $1,005.80   $1,706.70   $3,571.30
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  939.98   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................................................  $  983.13   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................................................  $  968.74   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................................................  $1,011.89   $1,136.90   $1,920.32   $3,971.57
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  948.60   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................................................  $  991.17   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................................................  $  977.34   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................................................  $1,020.45   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders...................................................  $  857.63   $  646.37   $1,109.21   $2,389.29
with IPP Rider.......................................................  $  901.15   $  786.19   $1,342.83   $2,857.84
with EBB Rider.......................................................  $  886.64   $  739.72   $1,265.44   $2,703.98
with IPP & EBB Riders................................................  $  930.16   $  879.52   $1,499.05   $3,172.52
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $  919.87   $  845.92   $1,441.95   $3,052.98
with IPP Rider.......................................................  $  963.11   $  982.97   $1,667.81   $3,489.52
with EBB Rider.......................................................  $  948.70   $  937.44   $1,593.00   $3,346.20
with IPP & EBB Riders................................................  $  991.94   $1,074.48   $1,818.85   $3,782.71
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders...................................................  $  881.57   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................................................  $  924.98   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................................................  $  910.51   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................................................  $  953.93   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................................................  $  883.49   $  729.59   $1,248.54   $2,670.18
with IPP Rider.......................................................  $  926.89   $  868.24   $1,478.90   $3,125.17
with EBB Rider.......................................................  $  912.42   $  822.17   $1,402.59   $2,975.77
with IPP & EBB Riders................................................  $  955.83   $  960.82   $1,632.95   $3,430.78
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without any Riders...................................................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,050.64   $1,779.97   $3,709.73

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  927.53   $1,542.02   $1,983.04   $3,131.76
with IPP Rider.......................................................  $  970.74   $1,669.68   $2,196.76   $3,564.49
with EBB Rider.......................................................  $  956.34   $1,627.26   $2,125.97   $3,422.41
with IPP & EBB Riders................................................  $  999.54   $1,754.93   $2,339.70   $3,855.13
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders...................................................  $  897.84   $1,453.62   $1,833.83   $2,823.00
with IPP Rider.......................................................  $  941.18   $1,582.49   $2,051.02   $3,270.62
with EBB Rider.......................................................  $  926.74   $1,539.66   $1,979.08   $3,123.66
with IPP & EBB Riders................................................  $  970.08   $1,668.55   $2,196.30   $3,571.30
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  939.98   $1,578.91   $2,045.02   $3,258.42
with IPP Rider.......................................................  $  983.13   $1,706.07   $2,257.31   $3,685.04
with EBB Rider.......................................................  $  968.74   $1,663.82   $2,186.99   $3,544.97
with IPP & EBB Riders................................................  $1,011.89   $1,790.97   $2,399.27   $3,971.57
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  948.60   $1,604.41   $2,087.75   $3,345.17
with IPP Rider.......................................................  $  991.71   $1,731.21   $2,299.02   $3,767.57
with EBB Rider.......................................................  $  977.34   $1,689.08   $2,229.05   $3,628.88
with IPP & EBB Riders................................................  $1,020.45   $1,815.88   $2,440.33   $4,051.30
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders...................................................  $  857.63   $1,332.92   $1,628.53   $2,389.29
with IPP Rider.......................................................  $  901.15   $1,463.48   $1,850.53   $2,857.84
with EBB Rider.......................................................  $  886.64   $1,420.09   $1,776.99   $2,703.98
with IPP & EBB Riders................................................  $  930.16   $1,550.64   $1,998.99   $3,172.52
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $  919.87   $1,519.26   $1,944.72   $3,052.98
with IPP Rider.......................................................  $  963.11   $1,647.24   $2,159.34   $3,489.52
with EBB Rider.......................................................  $  948.70   $1,604.72   $2,088.25   $3,346.20
with IPP & EBB Riders................................................  $  991.94   $1,732.68   $2,302.86   $3,782.71
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders...................................................  $  881.57   $1,404.88   $1,751.15   $2,649.60
with IPP Rider.......................................................  $  924.98   $1,534.45   $1,970.30   $3,105.61
with EBB Rider.......................................................  $  910.51   $1,491.39   $1,897.72   $2,955.89
with IPP & EBB Riders................................................  $  953.93   $1,620.96   $2,116.86   $3,411.90
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................................................  $  883.49   $1,410.64   $1,760.93   $2,670.18
with IPP Rider.......................................................  $  926.89   $1,540.11   $1,979.83   $3,125.17
with EBB Rider.......................................................  $  912.42   $1,497.08   $1,907.32   $2,975.77
with IPP & EBB Riders................................................  $  955.83   $1,626.56   $2,126.23   $3,430.78
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without any Riders...................................................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................................................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................................................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,710.42   $2,265.92   $3,709.73

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $283.92   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................................................  $330.03   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................................................  $314.66   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................................................  $360.77   $1,098.30   $1,857.63   $3,855.13
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders...................................................  $252.24   $  775.62   $1,325.25   $2,823.00
with IPP Rider.......................................................  $298.49   $  913.63   $1,553.82   $3,270.62
with EBB Rider.......................................................  $283.07   $  867.77   $1,478.11   $3,123.66
with IPP & EBB Riders................................................  $329.33   $1,005.80   $1,706.70   $3,571.30
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $297.20   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................................................  $343.25   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................................................  $327.90   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................................................  $373.95   $1,136.90   $1,920.32   $3,971.57
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $306.40   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................................................  $352.41   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................................................  $337.08   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................................................  $383.08   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders...................................................  $209.31   $  646.37   $1,109.21   $2,389.29
with IPP Rider.......................................................  $255.76   $  786.19   $1,342.83   $2,857.84
with EBB Rider.......................................................  $240.28   $  739.72   $1,265.44   $2,703.98
with IPP & EBB Riders................................................  $286.73   $  879.52   $1,499.05   $3,172.52
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $275.75   $  845.92   $1,441.95   $3,052.98
with IPP Rider.......................................................  $321.89   $  982.97   $1,667.81   $3,489.52
with EBB Rider.......................................................  $306.51   $  937.44   $1,593.00   $3,346.20
with IPP & EBB Riders................................................  $352.66   $1,074.48   $1,818.85   $3,782.71
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders...................................................  $234.87   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................................................  $281.20   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................................................  $265.76   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................................................  $312.09   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................................................  $236.91   $  729.59   $1,248.54   $2,670.18
with IPP Rider.......................................................  $283.23   $  868.24   $1,478.90   $3,125.17
with EBB Rider.......................................................  $267.79   $  822.17   $1,402.59   $2,975.77
with IPP & EBB Riders................................................  $314.12   $  960.82   $1,632.95   $3,430.78
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without any Riders...................................................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $344.54   $1,050.64   $1,779.97   $3,709.73

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................................  $  913.17   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................................................  $  956.44   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................................................  $  942.01   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................................................  $  985.28   $1,053.61   $1,784.83   $3,718.89
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $  935.19   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................................................  $  978.36   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................................................  $  963.97   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................................................  $1,007.15   $1,122.07   $1,896.25   $3,926.96
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders...................................................  $  902.64   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................................................  $  945.96   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................................................  $  931.52   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................................................  $  974.83   $1,020.76   $1,731.18   $3,617.67
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders...................................................  $  888.27   $  744.95   $1,274.16   $2,721.37
with IPP Rider.......................................................  $  931.65   $  883.38   $1,503.92   $3,173.90
with EBB Rider.......................................................  $  917.19   $  837.39   $1,427.83   $3,025.32
with IPP & EBB Riders................................................  $  960.57   $  975.83   $1,657.58   $3,477.85
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders...................................................  $  878.69   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................................................  $  922.12   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................................................  $  907.64   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................................................  $  951.07   $  945.81   $1,608.27   $3,383.47
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $  915.08   $  830.66   $1,416.67   $3,003.43
with IPP Rider.......................................................  $  958.34   $  967.92   $1,643.11   $3,442.35
with EBB Rider.......................................................  $  943.92   $  922.30   $1,568.12   $3,298.25
with IPP & EBB Riders................................................  $  987.18   $1,059.58   $1,794.56   $3,737.16
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders...................................................  $  879.66   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................................................  $  923.08   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................................................  $  908.60   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................................................  $  952.03   $  948.81   $1,613.21   $3,392.94
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders...................................................  $  883.49   $  729.59   $1,248.54   $2,670.18
with IPP Rider.......................................................  $  926.89   $  868.24   $1,478.90   $3,125.17
with EBB Rider.......................................................  $  912.42   $  822.17   $1,402.59   $2,975.77
with IPP & EBB Riders................................................  $  955.83   $  960.82   $1,632.95   $3,430.78
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders...................................................  $  909.34   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................................................  $  952.62   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................................................  $  938.19   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................................................  $  981.48   $1,041.66   $1,765.34   $3,682.20

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................................  $  913.17   $1,499.30   $1,911.07   $2,983.54
with IPP Rider.......................................................  $  956.44   $1,627.56   $2,126.48   $3,423.42
with EBB Rider.......................................................  $  942.01   $1,584.94   $2,055.14   $3,278.99
with IPP & EBB Riders................................................  $  985.28   $1,713.20   $2,270.54   $3,718.89
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $  935.19   $1,564.74   $2,021.23   $3,209.91
with IPP Rider.......................................................  $  978.36   $1,692.08   $2,234.05   $3,638.84
with EBB Rider.......................................................  $  963.97   $1,649.78   $2,163.57   $3,498.03
with IPP & EBB Riders................................................  $1,007.15   $1,777.12   $2,376.40   $3,926.96
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders...................................................  $  902.64   $1,467.91   $1,858.03   $2,873.45
with IPP Rider.......................................................  $  945.96   $1,596.59   $2,074.66   $3,318.65
with EBB Rider.......................................................  $  931.52   $1,553.83   $2,002.91   $3,172.46
with IPP & EBB Riders................................................  $  974.83   $1,682.52   $2,219.56   $3,617.67
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders...................................................  $  888.27   $1,424.98   $1,785.28   $2,721.37
with IPP Rider.......................................................  $  931.65   $1,554.25   $2,003.60   $3,173.90
with EBB Rider.......................................................  $  917.19   $1,511.29   $1,931.30   $3,025.32
with IPP & EBB Riders................................................  $  960.57   $1,640.57   $2,149.63   $3,477.85
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders...................................................  $  878.69   $1,396.27   $1,736.52   $2,618.72
with IPP Rider.......................................................  $  922.12   $1,525.95   $1,955.99   $3,076.19
with EBB Rider.......................................................  $  907.64   $1,482.86   $1,883.30   $2,925.98
with IPP & EBB Riders................................................  $  951.07   $1,612.54   $2,102.77   $3,383.47
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $  915.08   $1,505.01   $1,920.70   $3,003.43
with IPP Rider.......................................................  $  958.34   $1,633.18   $2,135.87   $3,442.35
with EBB Rider.......................................................  $  943.92   $1,590.59   $2,064.61   $3,298.25
with IPP & EBB Riders................................................  $  987.18   $1,718.77   $2,279.78   $3,737.16
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders...................................................  $  879.66   $1,399.15   $1,741.41   $2,629.04
with IPP Rider.......................................................  $  923.08   $1,528.78   $1,960.76   $3,086.01
with EBB Rider.......................................................  $  908.60   $1,485.71   $1,888.12   $2,935.98
with IPP & EBB Riders................................................  $  952.03   $1,615.34   $2,107.46   $3,392.94
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders...................................................  $  883.49   $1,410.64   $1,760.93   $2,670.18
with IPP Rider.......................................................  $  926.89   $1,540.11   $1,979.83   $3,125.17
with EBB Rider.......................................................  $  912.42   $1,497.08   $1,907.32   $2,975.77
with IPP & EBB Riders................................................  $  955.83   $1,626.56   $2,126.23   $3,430.78
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders...................................................  $  909.34   $1,487.90   $1,891.80   $2,943.64
with IPP Rider.......................................................  $  952.62   $1,616.30   $2,107.66   $3,385.45
with EBB Rider.......................................................  $  938.19   $1,573.64   $2,036.17   $3,240.39
with IPP & EBB Riders................................................  $  981.48   $1,702.04   $2,252.02   $3,682.20

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................................  $268.59   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................................................  $314.77   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................................................  $299.37   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................................................  $345.55   $1,053.61   $1,784.83   $3,718.89
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $292.10   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................................................  $338.17   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................................................  $322.81   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................................................  $368.89   $1,122.07   $1,896.25   $3,926.96
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders...................................................  $257.35   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................................................  $303.58   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................................................  $288.17   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................................................  $334.40   $1,020.76   $1,731.18   $3,617.67
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders...................................................  $242.02   $  744.95   $1,274.16   $2,721.37
with IPP Rider.......................................................  $288.32   $  883.38   $1,503.92   $3,173.90
with EBB Rider.......................................................  $272.88   $  837.39   $1,427.83   $3,025.32
with IPP & EBB Riders................................................  $319.18   $  975.83   $1,657.58   $3,477.85
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders...................................................  $231.80   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................................................  $278.14   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................................................  $262.69   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................................................  $309.04   $  945.81   $1,608.27   $3,383.47
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $270.63   $  830.66   $1,416.67   $3,003.43
with IPP Rider.......................................................  $316.80   $  967.92   $1,643.11   $3,442.35
with EBB Rider.......................................................  $301.41   $  922.30   $1,568.12   $3,298.25
with IPP & EBB Riders................................................  $347.58   $1,059.58   $1,794.56   $3,737.16
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders...................................................  $232.82   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................................................  $279.17   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................................................  $263.72   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................................................  $310.06   $  948.81   $1,613.21   $3,392.94
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders...................................................  $236.91   $  729.59   $1,248.54   $2,670.18
with IPP Rider.......................................................  $283.23   $  868.24   $1,478.90   $3,125.17
with EBB Rider.......................................................  $267.79   $  822.17   $1,402.59   $2,975.77
with IPP & EBB Riders................................................  $314.12   $  960.82   $1,632.95   $3,430.78
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders...................................................  $264.50   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................................................  $310.70   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................................................  $295.30   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................................................  $341.50   $1,041.66   $1,765.34   $3,682.20

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................................................  $  914.13   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $  957.39   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $  942.97   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,056.59   $1,789.70   $3,728.03
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders...................................................  $  911.25   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................................................  $  954.53   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................................................  $  940.10   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................................................  $  983.38   $1,047.64   $1,775.09   $3,700.56
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS I
without any Riders...................................................  $  914.13   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $  957.39   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $  942.97   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,056.59   $1,789.70   $3,728.03
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................................................  $  951.47   $  946.19   $1,607.41   $3,373.91
with IPP Rider.......................................................  $  994.57   $1,081.87   $1,829.42   $3,794.93
with EBB Rider.......................................................  $  980.20   $1,036.79   $1,755.90   $3,656.72
with IPP & EBB Riders................................................  $1,023.30   $1,172.45   $1,977.89   $4,077.71
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................................................  $  929.45   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................................................  $  972.65   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................................................  $  958.25   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................................................  $1,001.44   $1,104.25   $1,867.29   $3,873.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................................................  $  906.47   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................................................  $  949.77   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................................................  $  935.33   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................................................  $  978.64   $1,032.71   $1,750.71   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $  937.11   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................................................  $  980.27   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................................................  $  965.88   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................................................  $1,009.05   $1,128.01   $1,905.89   $3,944.84
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders...................................................  $  984.02   $1,048.80   $1,775.52   $3,693.71
with IPP Rider.......................................................  $1,026.97   $1,183.06   $1,993.60   $4,099.24
with EBB Rider.......................................................  $1,012.66   $1,138.44   $1,921.36   $3,966.09
with IPP & EBB Riders................................................  $1,055.61   $1,272.70   $2,139.45   $4,371.62
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $  941.89   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................................................  $  985.03   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................................................  $  970.65   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................................................  $1,013.79   $1,142.83   $1,929.93   $3,989.35

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................................................  $  914.13   $1,502.17   $1,915.90   $2,993.49
with IPP Rider.......................................................  $  957.39   $1,630.38   $2,131.19   $3,432.92
with EBB Rider.......................................................  $  942.97   $1,587.77   $2,059.86   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,715.98   $2,275.16   $3,728.03
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders...................................................  $  911.25   $1,493.60   $1,901.45   $2,963.61
with IPP Rider.......................................................  $  954.53   $1,621.93   $2,117.06   $3,404.45
with EBB Rider.......................................................  $  940.10   $1,579.29   $2,045.66   $3,259.73
with IPP & EBB Riders................................................  $  983.38   $1,707.63   $2,261.28   $3,700.56
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS I
without any Riders...................................................  $  914.13   $1,502.17   $1,915.90   $2,993.49
with IPP Rider.......................................................  $  957.39   $1,630.38   $2,131.19   $3,432.92
with EBB Rider.......................................................  $  942.97   $1,587.77   $2,059.86   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,715.98   $2,275.16   $3,728.03
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................................................  $  951.47   $1,612.90   $2,101.95   $3,373.91
with IPP Rider.......................................................  $  994.57   $1,739.58   $2,312.89   $3,794.93
with EBB Rider.......................................................  $  980.20   $1,697.49   $2,243.04   $3,656.72
with IPP & EBB Riders................................................  $1,023.30   $1,824.17   $2,453.97   $4,077.71
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................................................  $  929.45   $1,547.71   $1,992.61   $3,151.37
with IPP Rider.......................................................  $  972.65   $1,675.29   $2,206.10   $3,583.14
with EBB Rider.......................................................  $  958.25   $1,632.89   $2,135.38   $3,441.35
with IPP & EBB Riders................................................  $1,001.44   $1,760.48   $2,348.88   $3,873.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................................................  $  906.47   $1,479.34   $1,877.35   $2,913.63
with IPP Rider.......................................................  $  949.77   $1,607.86   $2,093.53   $3,356.89
with EBB Rider.......................................................  $  935.33   $1,565.16   $2,021.94   $3,211.35
with IPP & EBB Riders................................................  $  978.64   $1,693.69   $2,238.11   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $  937.11   $1,570.41   $2,030.76   $3,229.35
with IPP Rider.......................................................  $  980.27   $1,697.68   $2,243.36   $3,657.36
with EBB Rider.......................................................  $  965.88   $1,655.39   $2,172.94   $3,516.82
with IPP & EBB Riders................................................  $1,009.05   $1,782.67   $2,385.56   $3,944.84
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders...................................................  $  984.02   $1,708.71   $2,261.68   $3,693.71
with IPP Rider.......................................................  $1,026.97   $1,834.07   $2,468.89   $4,099.24
with EBB Rider.......................................................  $1,012.66   $1,792.41   $2,400.25   $3,966.09
with IPP & EBB Riders................................................  $1,055.61   $1,917.77   $2,607.47   $4,371.62
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $  941.89   $1,584.58   $2,054.53   $3,277.78
with IPP Rider.......................................................  $  985.03   $1,711.65   $2,266.58   $3,703.44
with EBB Rider.......................................................  $  970.65   $1,669.44   $2,196.36   $3,563.68
with IPP & EBB Riders................................................  $1,013.79   $1,796.51   $2,408.40   $3,989.35

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................................................  $269.61   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $315.79   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $300.40   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $346.57   $1,056.59   $1,789.70   $3,728.03
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders...................................................  $266.54   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................................................  $312.73   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................................................  $297.34   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................................................  $343.52   $1,047.64   $1,775.09   $3,700.56
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS I
without any Riders...................................................  $269.61   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $315.79   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $300.40   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $346.57   $1,056.59   $1,789.70   $3,728.03
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................................................  $309.46   $  946.19   $1,607.41   $3,373.91
with IPP Rider.......................................................  $355.46   $1,081.87   $1,829.42   $3,794.93
with EBB Rider.......................................................  $340.13   $1,036.79   $1,755.90   $3,656.72
with IPP & EBB Riders................................................  $386.12   $1,172.45   $1,977.89   $4,077.71
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................................................  $285.96   $  876.38   $1,492.34   $3,151.37
with IPP Rider.......................................................  $332.07   $1,013.01   $1,717.02   $3,583.14
with EBB Rider.......................................................  $316.70   $  967.61   $1,642.60   $3,441.35
with IPP & EBB Riders................................................  $362.80   $1,104.25   $1,867.29   $3,873.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................................................  $261.44   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................................................  $307.65   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................................................  $292.25   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................................................  $338.46   $1,032.71   $1,750.71   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $294.14   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................................................  $340.20   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................................................  $324.85   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................................................  $370.91   $1,128.01   $1,905.89   $3,944.84
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders...................................................  $344.21   $1,048.80   $1,775.52   $3,693.71
with IPP Rider.......................................................  $390.05   $1,183.06   $1,993.60   $4,099.24
with EBB Rider.......................................................  $374.77   $1,138.44   $1,921.36   $3,966.09
with IPP & EBB Riders................................................  $420.61   $1,272.70   $2,139.45   $4,371.62
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $299.24   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................................................  $345.29   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................................................  $329.94   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................................................  $375.98   $1,142.83   $1,929.93   $3,989.35

           QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS MAINSTAY PLUS VARIABLE ANNUITY?


     MainStay Plus Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, and/or the Fixed Account. In addition, you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account and the DCA Accounts.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT


             The Separate Account has 74 Investment Divisions, 44 of which are currently available under this policy. They are listed as the currently available investment divisions on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (ii) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate. (See "The Fixed Account.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the Fixed Account. (See "DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date, although certain restrictions may apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the limits on transfers. We reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year. (See "Transfers.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.


     You can make transfers from the Fixed Account and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "The Fixed Account" and "The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options as described herein.


4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year and on the date of surrender. In addition, We deduct on a daily basis a charge for policy administrative expenses. This charge is equal to 0.15% (annualized) of the daily average Variable Accumulation Value. (See "Other Charges.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal to 1.25% (annualized) of the daily average Variable Accumulation Value. (See "Separate Account Charge.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies based on the amount of premium payments made. This charge is assessed as a percentage of the partial withdrawal or full surrender during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                                                              SURRENDER
PAYMENT YEAR                                                   CHARGE
------------                                                  ---------
1...........................................................     7%
2...........................................................     7%
3...........................................................     7%
4...........................................................     6%
5...........................................................     5%
6...........................................................     4%
7+..........................................................     0%

     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value as of the last Policy Anniversary (b) 10% of the Accumulation Value at the time of withdrawal or (c) the Accumulation Value of the policy less the accumulated premium payments, all less any prior surrender charge free withdrawals during the policy year. (See "Surrender Charges" and "Exceptions to Surrender Charges.")

     If you selected the Investment Protection Plan Rider ("IPP") (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "Other Charges--Investment Protection Plan Rider Charge"). The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan. We call this charge a Rider Risk Charge Adjustment. (See "Other Charges--Rider Risk Charge Adjustment"). The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages We are currently charging before you select the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan Rider. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at that time.

     If you elect the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you elect this Rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may, in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $100 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan or such lower amount as We may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan.

     You have a choice of sending premium payments directly to NYLIAC as indicated in the response to Question 15 or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is up to $1,500,000 without prior approval. Withdrawals will not reduce the aggregate amount of premium payments. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and/or DCA Advantage Plan Accounts which you selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment, to and thereafter, may maintain the Accumulation Value in the Investment Divisions, the DCA Advantage Plan Accounts plus the Fixed Account. (See "Automatic Asset Reallocation".) Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative and the DCA Advantage Plan Account at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. The minimum amount which you may place in any DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or any DCA Advantage Plan Account and the number of Allocation Alternatives and DCA Advantage Plan Accounts to which you allocate your Accumulation Value.

7. MAY NYLIAC TERMINATE YOUR POLICY?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "Distributions Under the Policy" and "Federal Tax Matters".)

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "Income Payments".) We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:


        (a) the Accumulation Value, less any outstanding loan balance.

        (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals, and any rider charges; or

        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any partial withdrawals (proportional withdrawals in New York), applicable surrender charges since the most recent "reset date", and any rider charges since the last Reset Anniversary. We recalculate the reset value, with respect to any policy, every year from the Policy Date until you or the Annuitant reaches age 85.


     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (Also see "Death Before Annuity Commencement" and "Federal Tax Matters".)


11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, and SEP policies only; Inherited IRA and TSA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies. (See "Enhanced Beneficiary Benefit Rider" and "Enhanced Spousal Continuance Rider").


12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?


     You may cancel a policy by returning it or providing written notification to Us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In jurisdictions where approved, you will receive the policy's Accumulation Value on the date We receive the policy without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments made under the policy. Otherwise, you will receive from Us the greater of: (i) the initial premium payment less any prior partial withdrawals, or (ii) the Accumulation Value on the date We receive the policy, without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights".)

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans.")

15. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?

REGULAR MAIL           NYL Annuity Service Center
                       2400 Reliable Parkway
                       Chicago, IL 60686
EXPRESS MAIL           National City Corporation
                       Attn: NYL Annuity Service Center/Lockbox #2400
                       5635 S. Archer Avenue
                       Chicago, IL 60638
CUSTOMER SERVICE       (800) 762-6212
AND UNIT VALUES


     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2005, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.


                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division, which were available for sale, for each fiscal year ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 1999 and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.


                           MAINSTAY VP           MAINSTAY VP
                           BALANCED--           BASIC VALUE--
                          SERVICE CLASS         SERVICE CLASS           MAINSTAY VP BASIC VALUE--INITIAL CLASS
                          -------------   -------------------------   ------------------------------------------
                             2005(H)       2005     2004    2003(D)    2005     2004     2003     2002     2001
                          -------------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................     $10.00       $12.40   $11.32   $10.00    $11.18   $10.18   $ 8.07   $10.61   $11.27
Accumulation Unit Value
 (end of period)........     $10.46       $12.87   $12.40   $11.32    $11.63   $11.18   $10.18   $ 8.07   $10.61
Number of Units
 Outstanding (in 000s)
 (end of period)........      3,115          332      251       73     2,904    3,342    3,407    4,314    4,211


                          MAINSTAY VP BASIC VALUE--INITIAL CLASS
                          -------------------------
                           2000     1999    1998(B)
                          ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $10.72   $10.19   $10.00
Accumulation Unit Value
 (end of period)........  $11.27   $10.72   $10.19
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,356    2,397    1,629



                                     MAINSTAY VP
                                       BOND--
                                    SERVICE CLASS               MAINSTAY VP BOND--INITIAL CLASS
                              -------------------------   -------------------------------------------
                               2005     2004    2003(D)    2005      2004     2003     2002     2001
                              ------   ------   -------   -------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of period)......  $10.15   $ 9.91   $10.00    $16.01    $15.60   $15.14   $14.02   $13.01
Accumulation Unit Value
 (end of period)............  $10.20   $10.15   $ 9.91    $16.14    $16.01   $15.60   $15.14   $14.02
Number of Units
 Outstanding (in 000s)
 (end of period)............   1,110      737      296     8,911    10,346   12,616   14,282   11,339


                                   MAINSTAY VP BOND--INITIAL CLASS
                              ------------------------------------------
                               2000     1999     1998     1997     1996
                              ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of period)......  $12.02   $12.37   $11.50   $10.64   $10.57
Accumulation Unit Value
 (end of period)............  $13.01   $12.02   $12.37   $11.50   $10.64
Number of Units
 Outstanding (in 000s)
 (end of period)............   6,588    6,871    4,993    1,981    1,193


                                     MAINSTAY VP
                               CAPITAL APPRECIATION--
                                    SERVICE CLASS         MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                              -------------------------   ------------------------------------------
                               2005     2004    2003(D)    2005     2004     2003     2002     2001
                              ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of period)......  $11.42   $11.15   $10.00    $16.70   $16.26   $12.98   $19.03   $25.14
Accumulation Unit Value
 (end of period)............  $12.17   $11.42   $11.15    $17.85   $16.70   $16.26   $12.98   $19.03
Number of Units
 Outstanding (in 000s)
 (end of period)............     788      653      248    15,825   20,255   23,240   25,441   29,099


                            MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                              ------------------------------------------
                               2000     1999     1998     1997     1996
                              ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of period)......  $28.55   $23.09   $16.95   $13.92   $11.89
Accumulation Unit Value
 (end of period)............  $25.14   $28.55   $23.09   $16.95   $13.92
Number of Units
 Outstanding (in 000s)
 (end of period)............  29,793   23,024   15,940   11,001    6,949


---------------


(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.



(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.



(h) For the period May 1, 2005 (commencement of operations) through December 31, 2005.


                                                             MAINSTAY VP CASH MANAGEMENT
                          -------------------------------------------------------------------------------------------------
                           2005      2004      2003      2002      2001      2000      1999      1998      1997      1996
                          -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Accumulation Unit Value
 (beginning of
 period)................    $1.25     $1.26     $1.27     $1.27     $1.24     $1.18     $1.14     $1.10     $1.06     $1.03
Accumulation Unit Value
 (end of period)........    $1.27     $1.25     $1.26     $1.27     $1.27     $1.24     $1.18     $1.14     $1.10     $1.06
Number of Units
 Outstanding (in 000s)
 (end of period)........   82,631   100,042   130,435   208,084   205,310   133,091   248,786   105,842    43,157    32,709



                                 MAINSTAY VP
                               COMMON STOCK--
                                SERVICE CLASS          MAINSTAY VP COMMON STOCK--INITIAL CLASS
                          -------------------------   ------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001
                          ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.44   $11.40   $10.00    $22.23   $20.33   $16.31   $21.84   $26.71
Accumulation Unit Value
 (end of period)........  $13.17   $12.44   $11.40    $23.61   $22.23   $20.33   $16.31   $21.84
Number of Units
 Outstanding (in 000s)
 (end of period)........     539      387      162     9,934   12,168   13,689   14,959   16,447


                           MAINSTAY VP COMMON STOCK--INITIAL CLASS
                          ------------------------------------------
                           2000     1999     1998     1997     1996
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $28.02   $21.87   $17.52   $14.01   $11.42
Accumulation Unit Value
 (end of period)........  $26.71   $28.02   $21.87   $17.52   $14.01
Number of Units
 Outstanding (in 000s)
 (end of period)........  15,714   11,321    8,239    4,979    2,276



                                 MAINSTAY VP
                                CONVERTIBLE--
                                SERVICE CLASS           MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                          -------------------------   ------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001
                          ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $11.48   $10.99   $10.00    $17.59   $16.81   $13.95   $15.36   $15.92
Accumulation Unit Value
 (end of period)........  $12.03   $11.48   $10.99    $18.49   $17.59   $16.81   $13.95   $15.36
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,105      884      347     7,778    9,263   10,078    9,467    9,385


                            MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                          -------------------------------------------
                           2000     1999     1998     1997    1996(A)
                          ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $17.00   $12.14   $11.78   $10.35   $10.00
Accumulation Unit Value
 (end of period)........  $15.92   $17.00   $12.14   $11.78   $10.35
Number of Units
 Outstanding (in 000s)
 (end of period)........   7,873    3,826    3,139    2,205    1,250




                                 MAINSTAY VP
                             DEVELOPING GROWTH--
                                SERVICE CLASS                      MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
                          -------------------------   ----------------------------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000     1999    1998(B)
                          ------   ------   -------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.11   $11.63   $10.00    $ 8.66   $ 8.30   $ 6.07   $ 8.67   $ 9.49   $11.89   $ 9.12   $10.00
Accumulation Unit Value
 (end of period)........  $13.34   $12.11   $11.63    $ 9.57   $ 8.66   $ 8.30   $ 6.07   $ 8.67   $ 9.49   $11.89   $ 9.12
Number of Units
 Outstanding (in 000s)
 (end of period)........     235      161       55     1,609    2,817    3,094    2,893    2,959    3,141    2,276    1,573



                          MAINSTAY
                             VP
                          FLOATING
                           RATE--          MAINSTAY VP
                          SERVICE         GOVERNMENT--
                           CLASS          SERVICE CLASS          MAINSTAY VP GOVERNMENT--INITIAL CLASS
                          --------   -----------------------   ------------------------------------------
                          2005(H)    2005    2004    2003(D)    2005     2004     2003     2002     2001
                          --------   -----   -----   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................   $10.00    $9.91   $9.75   $10.00    $15.46   $15.17   $15.10   $13.94   $13.26
Accumulation Unit Value
 (end of period)........   $10.10    $9.97   $9.91   $ 9.75    $15.61   $15.46   $15.17   $15.10   $13.94
Number of Units
 Outstanding (in 000s)
 (end of period)........    3,612      881     614      272     6,756    8,248   11,183   15,260    8,293


                             MAINSTAY VP GOVERNMENT--INITIAL CLASS
                          -------------------------------------------
                           2000     1999     1998     1997     1996
                          ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $11.98   $12.37   $11.51   $10.66   $10.57
Accumulation Unit Value
 (end of period)........  $13.26   $11.98   $12.37   $11.51   $10.66
Number of Units
 Outstanding (in 000s)
 (end of period)........   4,508    5,008    3,208    1,103      855


---------------


(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.



(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.



(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.



(h) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                                MAINSTAY VP
                        HIGH YIELD CORPORATE BOND--
                               SERVICE CLASS           MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                        ----------------------------   ---------------------------------------------------
                         2005      2004     2003(D)     2005     2004     2003     2002     2001     2000
                        -------   -------   --------   ------   ------   ------   ------   ------   ------
Accumulation Unit
 Value
 (beginning of
 period)..............  $12.65    $11.41     $10.00    $22.70   $20.42   $15.19   $15.09   $14.59   $15.72
Accumulation Unit
 Value
 (end of period)......  $12.81    $12.65     $11.41    $23.05   $22.70   $20.42   $15.19   $15.09   $14.59
Number of Units
 Outstanding (in 000s)
 (end of period)......   3,920     2,643        920    23,132   27,478   30,240   27,478   28,228   25,693


                      MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                        ---------------------------------
                         1999     1998     1997     1996
                        ------   ------   ------   ------
Accumulation Unit
 Value
 (beginning of
 period)..............  $14.12   $13.95   $12.52   $10.83
Accumulation Unit
 Value
 (end of period)......  $15.72   $14.12   $13.95   $12.52
Number of Units
 Outstanding (in 000s)
 (end of period)......  25,509   21,960   14,577    6,539







                                 MAINSTAY VP
                              INCOME & GROWTH--
                                SERVICE CLASS                       MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
                          -------------------------   ----------------------------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000     1999    1998(B)
                          ------   ------   -------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.27   $11.07   $10.00    $11.19   $10.07   $ 7.94   $10.00   $11.08   $12.59   $10.86   $10.00
Accumulation Unit Value
 (end of period)........  $12.64   $12.27   $11.07    $11.55   $11.19   $10.07   $ 7.94   $10.00   $11.08   $12.59   $10.86
Number of Units
 Outstanding (in 000s)
 (end of period)........     302      200       45     3,636    4,151    4,374    5,461    5,593    5,454    3,997    2,263






                                 MAINSTAY VP
                           INTERNATIONAL EQUITY--
                                SERVICE CLASS           MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                          -------------------------   ---------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000
                          ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.55   $11.74   $10.00    $18.09   $15.63   $12.19   $12.94   $15.26   $18.88
Accumulation Unit Value
 (end of period)........  $14.39   $13.55   $11.74    $19.26   $18.09   $15.63   $12.19   $12.94   $15.26
Number of Units
 Outstanding (in 000s)
 (end of period)........     869      441      114     3,484    2,925    2,229    1,933    1,537    1,556


                          MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                          ---------------------------------
                           1999     1998     1997     1996
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $14.95   $12.32   $11.88   $10.90
Accumulation Unit Value
 (end of period)........  $18.88   $14.95   $12.32   $11.88
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,204    1,012      932      692







                                 MAINSTAY VP
                                  LARGE CAP
                                  GROWTH--
                                SERVICE CLASS                      MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                          -------------------------   ----------------------------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000     1999    1998(B)
                          ------   ------   -------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $10.67   $11.11   $10.00    $11.98   $12.44   $ 9.85   $13.92   $16.92   $19.06   $11.68   $10.00
Accumulation Unit Value
 (end of period)........  $10.96   $10.67   $11.11    $12.33   $11.98   $12.44   $ 9.85   $13.92   $16.92   $19.06   $11.68
Number of Units
 Outstanding (in 000s)
 (end of period)........     278      191       74     5,180    6,615    7,818    8,375    9,537    9,323    2,730    1,408






                            MAINSTAY VP        MAINSTAY VP
                              MID CAP            MID CAP           MAINSTAY VP MID CAP
                               CORE--            GROWTH--                VALUE--
                           SERVICE CLASS      SERVICE CLASS           SERVICE CLASS
                          ----------------   ----------------   -------------------------
                           2005    2004(G)    2005    2004(G)    2005     2004    2003(D)
                          ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $14.19   $11.80    $14.56   $12.07    $13.41   $11.60   $10.00
Accumulation Unit Value
 (end of period)........  $16.17   $14.19    $16.77   $14.56    $13.94   $13.41   $11.60
Number of Units
 Outstanding (in 000s)
 (end of period)........     740      414     1,104      653     1,298      688      207


                                      MAINSTAY VP MID CAP
                                     VALUE--INITIAL CLASS
                          -------------------------------------------
                           2005     2004     2003     2002    2001(C)
                          ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.20   $10.53   $ 8.28   $ 9.83   $10.00
Accumulation Unit Value
 (end of period)........  $12.72   $12.20   $10.53   $ 8.28   $ 9.83
Number of Units
 Outstanding (in 000s)
 (end of period)........   7,547    7,353    6,201    5,378    1,781


     --------------------


(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.



(c) For the period July 2, 2001 (commencement of operations) through December 31, 2001.



(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.



(g) For the period May 1, 2004 (commencement of operations) through December 31, 2004.


                                 MAINSTAY VP
                               S&P 500 INDEX--
                                SERVICE CLASS          MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                          -------------------------   ------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001
                          ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.24   $11.26   $10.00    $22.60   $20.74   $16.41   $21.39   $24.68
Accumulation Unit Value
 (end of period)........  $12.61   $12.24   $11.26    $23.35   $22.60   $20.74   $16.41   $21.39
Number of Units
 Outstanding (in 000s)
 (end of period)........   2,570    1,713      606    19,872   23,603   25,814   27,274   30,265


                           MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                          ------------------------------------------
                           2000     1999     1998     1997     1996
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $27.60   $23.19   $18.30   $13.97   $11.58
Accumulation Unit Value
 (end of period)........  $24.68   $27.60   $23.19   $18.30   $13.97
Number of Units
 Outstanding (in 000s)
 (end of period)........  30,595   24,805   17,575    9,982    4,327







                                 MAINSTAY VP
                             SMALL CAP GROWTH--
                                SERVICE CLASS           MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
                          -------------------------   -----------------------------------------------
                           2005     2004    2003(D)    2005      2004      2003      2002     2001(C)
                          ------   ------   -------   -------   -------   -------   -------   -------
Accumulation Unit Value
 (beginning of
 period)................  $13.17   $12.24   $10.00    $10.37    $ 9.61    $ 6.88    $ 9.48    $10.00
Accumulation Unit Value
 (end of period)........  $13.48   $13.17   $12.24    $10.64    $10.37    $ 9.61    $ 6.88    $ 9.48
Number of Units
 Outstanding (in 000s)
 (end of period)........     921      593      192     3,613     4,375     4,177     2,600     1,286






                                 MAINSTAY VP
                               TOTAL RETURN--
                                SERVICE CLASS          MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                          -------------------------   ------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001
                          ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $11.23   $10.73   $10.00    $17.84   $17.01   $14.41   $17.52   $19.89
Accumulation Unit Value
 (end of period)........  $11.76   $11.23   $10.73    $18.74   $17.84   $17.01   $14.41   $17.52
Number of Units
 Outstanding (in 000s)
 (end of period)........     665      501      171     9,593   12,145   13,754   14,813   16,939


                           MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                          ------------------------------------------
                           2000     1999     1998     1997     1996
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $21.09   $18.28   $14.58   $12.55   $11.36
Accumulation Unit Value
 (end of period)........  $19.89   $21.09   $18.28   $14.58   $12.55
Number of Units
 Outstanding (in 000s)
 (end of period)........  17,027   14,509   11,136    7,629    5,154






                                 MAINSTAY VP
                                   VALUE--
                                SERVICE CLASS                  MAINSTAY VP VALUE--INITIAL CLASS
                          -------------------------   ---------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000
                          ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.64   $11.55   $10.00    $19.99   $18.22   $14.51   $18.64   $18.82   $16.91
Accumulation Unit Value
 (end of period)........  $13.21   $12.64   $11.55    $20.95   $19.99   $18.22   $14.51   $18.64   $18.82
Number of Units
 Outstanding (in 000s)
 (end of period)........     888      633      223     8,804   10,255   11,104   11,706   11,482    8,963


                          MAINSTAY VP VALUE--INITIAL CLASS
                          ---------------------------------
                           1999     1998     1997     1996
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $15.76   $16.67   $13.76   $11.32
Accumulation Unit Value
 (end of period)........  $16.91   $15.76   $16.67   $13.76
Number of Units
 Outstanding (in 000s)
 (end of period)........   9,782   10,004    7,236    3,377





                                    ALGER
                               AMERICAN SMALL
                              CAPITALIZATION--
                               CLASS S SHARES         ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
                          -------------------------   ---------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000
                          ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.95   $12.16   $10.00    $ 9.92   $ 8.63   $ 6.15   $ 8.45   $12.16   $16.93
Accumulation Unit Value
 (end of period)........  $16.04   $13.95   $12.16    $11.43   $ 9.92   $ 8.63   $ 6.15   $ 8.45   $12.16
Number of Units
 Outstanding (in 000s)
 (end of period)........     364      210       55     5,793    6,515    6,994    7,192    7,864    7,657


                        ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
                          ----------------------------------
                           1999     1998     1997    1996(A)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $11.97   $10.51   $ 9.57   $10.00
Accumulation Unit Value
 (end of period)........  $16.93   $11.97   $10.51   $ 9.57
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,063    1,904    1,060      125


---------------


(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.



(c) For the period July 2, 2001 (commencement of operations) through December 31, 2001.



(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


                                                     CALVERT SOCIAL BALANCED PORTFOLIO
                          ---------------------------------------------------------------------------------------
                           2005     2004     2003     2002     2001     2000     1999     1998     1997     1996
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $17.86   $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76   $12.46   $11.22
Accumulation Unit Value
 (end of period)........  $18.61   $17.86   $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76   $12.46
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,536    1,684    1,655    1,627    1,668    1,484      987      594      282      123






                           COLUMBIA SMALL CAP VALUE
                                    FUND,                     DREYFUS IP
                              VARIABLE SERIES--           TECHNOLOGY GROWTH--                 DREYFUS IP TECHNOLOGY
                                   CLASS B                  SERVICE SHARES                   GROWTH--INITIAL SHARES
                          --------------------------   -------------------------   -------------------------------------------
                                2005         2004(F)    2005     2004    2003(D)    2005     2004     2003     2002    2001(C)
                          ----------------   -------   ------   ------   -------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................       $10.61        $10.00    $11.63   $11.77   $10.00    $ 8.67   $ 8.75   $ 5.88   $ 9.84   $10.00
Accumulation Unit Value
 (end of period)........       $11.03        $10.61    $11.87   $11.63   $11.77    $ 8.87   $ 8.67   $ 8.75   $ 5.88   $ 9.84
Number of Units
 Outstanding (in 000s)
 (end of period)........          704            49       396      277      104     1,423    1,936    2,027      815      325





                          FIDELITY(R) VIP CONTRAFUND(R)--
                                  SERVICE CLASS 2           FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                          -------------------------------   ------------------------------------------
                            2005       2004      2003(D)     2005     2004     2003     2002     2001
                          --------   --------   ---------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................   $13.27     $11.69      $10.00    $21.00   $18.44   $14.56   $16.28   $18.82
Accumulation Unit Value
 (end of period)........   $15.27     $13.27      $11.69    $24.21   $21.00   $18.44   $14.56   $16.28
Number of Units
 Outstanding (in 000s)
 (end of period)........    1,792        955         318    14,328   15,206   15,836   16,358   17,160


                        FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                          -------------------------------------------
                           2000     1999     1998     1997    1996(A)
                          ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $20.44   $16.68   $13.01   $10.63   $10.00
Accumulation Unit Value
 (end of period)........  $18.82   $20.44   $16.68   $13.01   $10.63
Number of Units
 Outstanding (in 000s)
 (end of period)........  16,983   12,004    7,022    3,079      241





                FIDELITY(R) VIP EQUITY-
                       INCOME--
                    SERVICE CLASS 2                              FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
               -------------------------   ----------------------------------------------------------------------------------------
                2005     2004    2003(D)    2005     2004     2003     2002     2001     2000     1999     1998     1997    1996(A)
               ------   ------   -------   ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation
 Unit Value
 (beginning
 of
 period).....  $12.64   $11.53   $10.00    $17.67   $16.07   $12.50   $15.26   $16.29   $15.23   $14.53   $13.20   $10.45   $10.00
Accumulation
 Unit Value
 (end of
 period).....  $13.16   $12.64   $11.53    $18.45   $17.67   $16.07   $12.50   $15.26   $16.29   $15.23   $14.53   $13.20   $10.45
Number of
 Units
 Outstanding
 (in 000s)
 (end of
 period).....   1,344      810      251     9,399   10,725   11,179   11,548   11,501    9,762    8,139    5,850    2,267      149

                    FIDELITY(R) VIP
                       MID CAP--
                    SERVICE CLASS 2
               -------------------------
                2005     2004    2003(E)
               ------   ------   -------
Accumulation
 Unit Value
 (beginning
 of
 period).....  $13.85   $11.27   $10.00
Accumulation
 Unit Value
 (end of
 period).....  $16.12   $13.85   $11.27
Number of
 Units
 Outstanding
 (in 000s)
 (end of
 period).....   3,580    2,037      199





                             JANUS ASPEN SERIES
                                 BALANCED--
                               SERVICE SHARES          JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                          -------------------------   ---------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000
                          ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $11.23   $10.52   $10.00    $20.52   $19.17   $17.05   $18.48   $19.66   $20.40
Accumulation Unit Value
 (end of period)........  $11.92   $11.23   $10.52    $21.84   $20.52   $19.17   $17.05   $18.48   $19.66
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,217      924      410    20,068   24,437   28,250   31,372   32,862   30,425


                          JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                          ----------------------------------
                           1999     1998     1997    1996(A)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $16.32   $12.32   $10.24   $10.00
Accumulation Unit Value
 (end of period)........  $20.40   $16.32   $12.32   $10.24
Number of Units
 Outstanding (in 000s)
 (end of period)........  16,575    6,418    2,043      125


---------------


(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.



(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.



(c) For the period July 2, 2001 (commencement of operations) through December 31, 2001.



(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.



(e) For the period September 5, 2003 (commencement of operations) through December 31, 2003.



(f) For the period November 15, 2004 (commencement of operations) through December 31, 2004.


                             JANUS ASPEN SERIES
                             WORLDWIDE GROWTH--
                               SERVICE SHARES          JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                          -------------------------   ------------------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000     1999
                          ------   ------   -------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $11.88   $11.53   $10.00    $15.18   $14.70   $12.02   $16.36   $21.39   $25.73   $15.86
Accumulation Unit Value
 (end of period)........  $12.37   $11.88   $11.53    $15.85   $15.18   $14.70   $12.02   $16.36   $21.39   $25.73
Number of Units
 Outstanding (in 000s)
 (end of period)........     416      297      121    11,939   15,251   18,103   20,859   23,563   23,672   12,816


                          JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                          -------------------------
                           1998     1997    1996(A)
                          ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.48   $10.36   $10.00
Accumulation Unit Value
 (end of period)........  $15.86   $12.48   $10.36
Number of Units
 Outstanding (in 000s)
 (end of period)........   7,855    4,392      269







                                   MFS(R)
                          INVESTORS TRUST SERIES--
                                SERVICE CLASS                      MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                          -------------------------   ----------------------------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000     1999    1998(B)
                          ------   ------   -------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $11.91   $10.86   $10.00    $ 9.35   $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57   $10.00
Accumulation Unit Value
 (end of period)........  $12.56   $11.91   $10.86    $ 9.90   $ 9.35   $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57
Number of Units
 Outstanding (in 000s)
 (end of period)........      92       70       12     2,160    2,599    2,885    3,138    3,303    2,695    1,685      435







                                   MFS(R)
                              RESEARCH SERIES--
                                SERVICE CLASS                         MFS(R) RESEARCH SERIES--INITIAL CLASS
                          -------------------------   ----------------------------------------------------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002     2001     2000     1999    1998(B)
                          ------   ------   -------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.56   $11.02   $10.00    $10.09   $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83   $10.00
Accumulation Unit Value
 (end of period)........  $13.33   $12.56   $11.02    $10.73   $10.09   $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83
Number of Units
 Outstanding (in 000s)
 (end of period)........     112       74       35     2,867    3,422    3,779    4,107    4,857    4,054      999      252






                                   MFS(R)                               MFS(R)                        NEUBERGER BERMAN AMT
                             UTILITIES SERIES--                   UTILITIES SERIES--                    MID-CAP GROWTH--
                                SERVICE CLASS                        INITIAL CLASS                           CLASS S
                          -------------------------   -------------------------------------------   -------------------------
                           2005     2004    2003(D)    2005     2004     2003     2002    2001(C)    2005     2004    2003(D)
                          ------   ------   -------   ------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $13.86   $10.83   $10.00    $11.57   $ 9.01   $ 6.72   $ 8.83   $10.00    $12.48   $10.91   $10.00
Accumulation Unit Value
 (end of period)........   15.94   $13.86   $10.83    $13.33   $11.57   $ 9.01   $ 6.72   $ 8.83    $13.96   $12.48   $10.91
Number of Units
 Outstanding (in 000s)
 (end of period)........   4,346    1,092        0       208      155       97       45       15       236      109        1


                                     NEUBERGER BERMAN AMT
                                       MID-CAP GROWTH--
                                            CLASS I
                          -------------------------------------------
                           2005     2004     2003     2002    2001(C)
                          ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $ 9.73   $ 8.49   $ 6.72   $ 9.64   $10.00
Accumulation Unit Value
 (end of period)........  $10.92   $ 9.73   $ 8.49   $ 6.72   $ 9.64
Number of Units
 Outstanding (in 000s)
 (end of period)........     296      390      511      249       48


---------------


(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.



(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.



(c) For the period July 2, 2001 (commencement of operations) through December 31, 2001.



(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

                            ROYCE       ROYCE
                          MICRO-CAP   SMALL-CAP          T. ROWE PRICE
                          PORTFOLIO   PORTFOLIO   EQUITY INCOME PORTFOLIO--II
                          ---------   ---------   ----------------------------
                           2005(H)     2005(H)     2005      2004     2003(D)
                          ---------   ---------   -------   -------   --------
Accumulation Unit Value
 (beginning of
 period)................   $10.00      $10.00     $12.66    $11.20     $10.00
Accumulation Unit Value
 (end of period)........   $12.16      $11.18     $12.94    $12.66     $11.20
Number of Units
 Outstanding (in 000s)
 (end of period)........      159         387      1,460       765        224


                                          T. ROWE PRICE EQUITY INCOME PORTFOLIO
                          ----------------------------------------------------------------------
                           2005     2004     2003     2002     2001     2000     1999    1998(B)
                          ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $13.88   $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13   $10.00
Accumulation Unit Value
 (end of period)........  $14.22   $13.88   $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13
Number of Units
 Outstanding (in 000s)
 (end of period)........  10,552   10,397    9,625    9,056    7,398    3,679    2,387      995






                                                                                                             VAN KAMPEN
                                                                                                    UIF EMERGING MARKETS EQUITY--
                                              VAN ECK WORLDWIDE HARD ASSETS                                   CLASS II
                          ----------------------------------------------------------------------   -------------------------------
                           2005     2004     2003     2002     2001     2000     1999    1998(B)     2005       2004      2003(D)
                          ------   ------   ------   ------   ------   ------   ------   -------   --------   --------   ---------
Accumulation Unit Value
 (beginning of
 period)................  $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02   $10.00     $16.63     $13.71     $10.00
Accumulation Unit Value
 (end of period)........  $23.26   $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02     $21.93     $16.63     $13.71
Number of Units
 Outstanding (in 000s
 (end of period)........   2,840    1,271      805      714      378      469      216       53        304        134         31






                                              VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
                          ----------------------------------------------------------------------------------------
                           2005     2004     2003     2002     2001     2000     1999     1998     1997    1996(A)
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00   $10.00
Accumulation Unit Value
 (end of period)........  $16.76   $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,378    3,076    3,161    3,213    3,172    3,358    1,659      841      827       80

                          VICTORY VIF DIVERSIFIED
                                  STOCK--
                              CLASS A SHARES
                          -----------------------
                           2005       2004(G)
                          ------   --------------
Accumulation Unit Value
 (beginning of
 period)................  $11.19       $10.00
Accumulation Unit Value
 (end of period)........  $12.00       $11.19
Number of Units
 Outstanding (in 000s)
 (end of period)........     483          184


---------------


(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.



(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.



(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.



(g) For the period May 1, 2004 (commencement of operations) through December 31, 2004.



(h) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation, ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $69.4 billion at the end of 2005. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.


     The Separate Account has 74 Investment Divisions, 44 of which are currently available under the product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.



-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Conservative Allocation; MainStay VP
                                 Management LLC                      Growth Allocation; MainStay VP Moderate Allocation;
                                                                     MainStay VP Moderate Growth Allocation MainStay VP
                                 Subadviser: MacKay Shields LLC      Balanced; MainStay VP Bond;
                                 ("MacKay")                          MainStay VP Capital Appreciation; MainStay VP Cash
                                                                     Management; MainStay VP Common Stock; MainStay VP
                                                                     Convertible; MainStay VP Floating Rate; MainStay VP
                                                                     Government; MainStay VP High Yield Corporate Bond;
                                                                     MainStay VP International Equity; MainStay VP Mid
                                                                     Cap Core; MainStay VP Mid Cap Growth; MainStay VP
                                                                     Mid Cap Value; MainStay VP S&P 500 Index; MainStay
                                                                     VP Small Cap Growth; MainStay VP Total Return;
                                                                     MainStay VP Value
                                 Subadviser: American Century        MainStay VP Income & Growth
                                 Investment Management, Inc.
                                 Subadviser: The Dreyfus             MainStay VP Basic Value
                                 Corporation
                                 Subadviser: Winslow Capital         MainStay VP Large Cap Growth
                                 Management Inc.
                                 Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                 LLC
-------------------------------------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
-------------------------------------------------------------------------------------------------------------------------

Calvert Variable Series, Inc.    Calvert Asset Management Advisor    Calvert Social Balanced Portfolio
                                 Inc. Subadvisers: New Amsterdam
                                 Partners LLC SSgA Funds
                                 Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable          Columbia Management Advisors Inc.   Columbia Small Cap Value Fund, Variable Series
Insurance Trust
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance      Fidelity Management and Research
Products Fund                    Company
                                 Subadviser: Fidelity Management &   Fidelity(R) VIP Contrafund(R)
                                 Research (U.K.) Inc. ("FMRUK"),
                                 Fidelity Management & Research
                                 (Far East) Inc. ("FMRFE"),
                                 Fidelity Investments Japan Limited
                                 ("FIJL"), FMR Co., Inc. ("FMRC")
                                 Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                 Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid Cap
                                 FMRC
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance        MFS(R) Investment Management        MFS(R) Investors Trust Series; MFS(R) Research
Trust(SM)                                                            Series; MFS(R) Utilities Series
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers        Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Subadviser: Neuberger Berman, LLC
-------------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund           Royce & Associates, LLC             Royce Micro-Cap Portfolio;
                                                                     Royce Small-Cap Portfolio
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
Inc.
-------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust
-------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       Victory Capital Management Inc.     Victory VIF Diversified Stock
Funds
-------------------------------------------------------------------------------------------------------------------------



     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.


     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.


     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value and the DCA Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.


     Certain provisions of the policies may be different than the general descriptions in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the MainStay Plus Variable Annuity policy described in this Prospectus, We offer other variable annuities, with different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and liquidity preferences.

     The following chart outlines some of the different features for other MainStay variable annuities We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.



                                                        MAINSTAY
                                                         PREMIUM             MAINSTAY
                                 MAINSTAY PLUS        PLUS/PREMIUM            SELECT           MAINSTAY ELITE
                                   VARIABLE         PLUS II VARIABLE         VARIABLE             VARIABLE
                                    ANNUITY              ANNUITY              ANNUITY              ANNUITY
Surrender Charge Period             6 years              8 years              3 years              8 years
  (Based on each premium       (7%, 7%, 7%, 6%,     (8%, 8%, 8%, 8%,       (8%, 8%, 7%)       (8%, 8%, 8%, 7%,
  payment date)                     5%, 4%)         7%, 6%, 5%, 4%)*                          6%, 5%, 4%, 3%)*
DCA Advantage Account                 Yes                  Yes                  Yes                  Yes
                               (6-, 12- and 18-     (6-month account)    (6- and 12-month     (6-month account)
                                month accounts)                              accounts)
Interest Sweep                        Yes                  Yes                  Yes                  Yes
Premium Credit                        No                   Yes                  No                   No
Fixed Account                         Yes                  Yes                  Yes                  Yes
                                   One year             One year             One year             One year
Reset Death Benefit           Annual Reset to age  Annual Reset to age  Annual Reset to age    Optional Annual
Guarantee                             85                   80                   80             Reset to age 80
Annual Death Benefit Reset            N/A                  N/A                  N/A          Ages 65 or younger:
Charge                                                                                              0.30%
                                                                                               Ages 66 to 75:
                                                                                                    0.35%
Mortality and Expense Risk           1.40%         1.60% for MainStay          1.85%                1.70%
and Administrative Costs      Based on assets of      Premium Plus      Based on assets of    Based on Adjusted
Charge                           the Separate       Variable Annuity       the Separate       Premium Payments.
                              Account. Charge is                        Account. Charge is      Charge is not
                               reflected in the    1.75% for MainStay    reflected in the     reflected in the
                               Accumulation Unit     Premium Plus II     Accumulation Unit    Accumulation Unit
                                    Value.          Variable Annuity          Value.               Value.
                                                   Based on assets of
                                                      the Separate
                                                   Account. Charge is
                                                    reflected in the
                                                    Accumulation Unit
                                                         Value.
Annual Policy Service Charge   Lesser of $30 or            $30                  $50                  $30
                                   2% of the
                              Accumulation Value
Minimum Cash Value Required         $20,000             $100,000             $100,000             $100,000
to Waive


      All policies and features may not be available in all jurisdictions.


    * May be different in certain jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions and


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs and SEPs.


     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral that are valuable, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:



     - A guaranteed death benefit, as explained in this prospectus.



     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.



     - A Fixed Account that features a guaranteed fixed interest rate.



     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other investment divisions contained in the policy.



     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.



These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because you value the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.


     POLICY APPLICATION AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application with a registered representative. The application is sent to Us with your initial premium payment. In addition, in jurisdictions where permitted, you can also instruct a broker-dealer or bank with whom NYLIAC has entered into an agreement to forward the initial premium payment along with Our Policy Request form to Us. If the application or Policy Request supplied by a broker-dealer or bank is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt. If We cannot credit the initial premium payment within five Business Days after We receive it because the application or Policy Request is incomplete or inaccurate, We will contact you, the broker-dealer or the bank providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 15.


     If We issue your policy based on a Policy Request, We will require you to provide to Us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to Us, or, where required by applicable state law or regulation, a signed application form. Also policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and We will process transactions requested with respect to the policy without requiring a signature guarantee.

     We will allocate the initial premium payments to the Investment Divisions, Fixed Account or the DCA Advantage Plan Accounts you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at NYL Annuity Service Center. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $100 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan, or such lower amount as We may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. For residents of the states of Massachusetts, Maryland, New Jersey and Washington, however, additional premium payments may only be made until 12 months after either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by Us. You may make additional premium payments at any time before the Annuity Commencement Date until 12 months after you or the Annuitant reaches age 85 and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is up to $1,500,000 without prior approval. If you select the DCA Advantage Plan Accounts, the minimum that must be allocated is $5,000. Withdrawals will not reduce the aggregate amount of premium payments. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it or providing written notification to Us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In jurisdictions where approved, you will receive the policy's Accumulation Value on the date We receive the policy, without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date We receive the policy, without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES


     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.



     We can issue Qualified Policies if you are between the ages of 18 and 75 (0 and 75 for Inherited IRAs), unless it is limited by a particular state. We will accept additional premium payments until 12 months after you reach the age of 85, unless it is limited by the terms of a particular plan, state or unless We agree otherwise.


     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Accounts. Transfers made from the DCA Advantage Plan Accounts to the Investment Divisions are subject to different limitations (See "The DCA Advantage Plan".) Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from an Investment Division is $500.

Except for traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "The Fixed Account.")

     Money may not be transferred into the Fixed Account if a transfer was made out of the Fixed Account during the previous six-month period.

     NYLIAC reserves the right to charge up to $30 per transfer for each transfer over 12 in any one Policy Year, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the 12 transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See "The Fixed Account.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions" below.) We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "Delay of Payments".) Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmission. Permitting faxed transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.


     LIMITS ON TRANSFERS


     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency or number of transfers.


     Currently, if you or someone acting on your behalf requests, IN WRITING, BY TELEPHONE AND/OR ELECTRONICALLY, transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in Our sole discretion, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.


     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.


       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.


     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

               a) impeding a portfolio manager's ability to sustain an
                  investment objective;

               b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

               c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS

     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives, and/or the DCA Advantage Plan, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan Rider. You can elect this feature by completing and signing a Telephone/Web Authorization form. We may revoke Telephone/Web Authorization privileges for certain policyowners (see "Limits on Transfers"). Telephone/ Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.

     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.


     We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.


     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Advantage Plan Accounts. (See "The DCA Advantage Plan Accounts".) We do not count transfers under the Dollar Cost Averaging Programs as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how Dollar Cost Averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
MONTH         TRANSFERRED          UNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
--------------------------------------------------------------------------------
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under Our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing on a form acceptable by Us, or by telephone (See "Procedures for Telephone/Web Transactions") no later than one week prior to the date the transfers are to begin.

     All written requests must be sent to the address listed in Question 15 of the Prospectus. Facsimile requests will not be accepted or processed.

     You may cancel the traditional Dollar Cost Averaging option at any time in a written request or by telephone (See "Procedures for Telephone/Web Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic Dollar Cost Averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a MINIMUM OF $5,000 in each DCA Advantage Plan Account that is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or a 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. However, you may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.


     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2006, and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2006, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2006, even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account, after the duration has expired, the Plan will be reactivated and will earn the interest rate in effect on that day.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may elect Automatic Asset Reallocation by submitting the request in writing on a form acceptable to Us no later than one week prior to the date the transfers are to begin. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging Option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request or by telephone (see "Procedures for Telephone/Web Transactions"). All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).

     You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time in a written request on a form acceptable to Us or by telephone (See "Procedures for Telephone/Web Transactions"). All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). You may also allocate all or a portion of each premium payment to one or more DCA Advantage Plan Accounts. The minimum amount that you may allocate to a DCA Account is $5,000. (See "The DCA Advantage Plan".) We will allocate the initial premium payment to the Allocation Alternatives and/or the DCA Advantage Plan Accounts you have specified within two Business Days after receipt. We will also allocate additional premium payments to the Allocation Alternatives and/or DCA Advantage Plan Accounts at the close of the Business Day on which they are received at the NYL Annuities Service Center.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider (for IRAs, Roth IRAs, Inherited IRAs and all Non-Qualified Policies except policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies). These two riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan Rider* and EBB Rider, each at an additional cost. If you elect the EBB and if your spouse is the sole primary Beneficiary, your policy will also include the Enhanced Spousal Continuance ("ESC") Rider (except policies issued to fund a Pension Plan) at no extra charge. Each of the riders is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.

     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled, the policyowner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% Internal Revenue Service ("IRS") penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. The policyowner is no longer eligible for the benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.


     (b) Unemployment Benefit Rider

     For all IRA, Roth IRA, Inherited IRA and all Non-Qualified Policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for, and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider* (optional)

     THE INVESTMENT PROTECTION PLAN ("IPP") RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, We will deduct a charge from your Accumulation Value on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect. (See "Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made on or after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

---------------
* In Oregon, this rider is called the Accumulation Value Protection Plan.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date We receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "Other Charges--Investment Protection Plan Rider Charge" and "Other Charges--Rider Risk Charge Adjustment").

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner as described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider, or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "Other Charges--Rider Risk Charge Adjustment"). The cancellation will be effective on the date We receive your request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000) x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)


     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant), or the Annuitant, die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greater of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.


     While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See "Charges and Deductions--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. Currently, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 or younger                                    Not less than 40% nor greater than 60%
71 to 75 inclusive                               Not less than 20% nor greater than 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. The current applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "The Policies--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed in "The Policies--Riders--Enhanced Spousal Continuance Rider," except for policies issued to fund a Pension Plan, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. YOU WILL FORFEIT ANY BENEFITS UNDER THE EBB RIDER IF YOU ELECT TO RECEIVE INCOME PAYMENTS, OR SURRENDER OR TRANSFER YOUR POLICY. IF YOU EXPECT TO DO ANY OF THESE, THE EBB RIDER MAY NOT BE APPROPRIATE FOR YOU.


     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application (see previous section), your policy will, subject to jurisdiction availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING THE POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Avenue, Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by

1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                  SURRENDER CHARGE
------------                                                  ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         5%
6...........................................................         4%
7+..........................................................         0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

          (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary; (ii) 10% of the Accumulation Value at the time of surrender or withdrawal or (iii) the Accumulation Value less accumulated premium payments, all less any surrender charge free withdrawals during the Policy Year;

          (b) if NYLIAC cancels the policy;

          (c) when We pay proceeds upon the death of the policy owner or the Annuitant;

          (d) when you select a Life Income Payment Option in any Policy Year after the first Policy Year;

          (e) when a required minimum distribution as calculated by NYLIAC is made under a Qualified Policy (this amount will, however, count against the first exception described above);

          (f) on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code (this amount will, however, count against the first exception described above); and

          (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% (annualized) of the daily average Variable Accumulation Value. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, We will add any excess to Our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, We also impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal to 0.15% (annualized) of the daily average Variable Accumulation Value.

     (c) Policy Service Charge

     We deduct an annual policy service charge equal to the lesser of $30 or 2% of the Accumulation Value of the Policy each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $20,000. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Investment Protection Plan Rider Charge (optional)

     If you selected IPP (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. (See "Riders--Investment Protection Plan Rider"). We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment* (optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your request. (See "Riders--Investment Protection Plan Rider"). We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value.

---------------
* The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this Prospectus.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% annually, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this rider. This charge will not change once your policy is issued.

     (g) Fund Charges

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (h) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 in any one Policy Year, subject to any applicable state insurance law requirements. Transfers made under the Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation Programs do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policy to deduct premium taxes when a purchase payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "Federal Tax Matters".) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to NYL Annuity Service Center. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "Procedures for Telephone/Web Transactions.") All written requests must be sent to the address listed in Question 15 of the Prospectus. Facsimile requests will not be accepted or processed. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day during which We receive the written or telephonic surrender or withdrawal request, less any outstanding loan balance, surrender charges, taxes which We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments".)


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals), may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General".)

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect an Income Payment method. (See "Income Payments".) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".)

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".)


     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any taxes and surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.


     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".) If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not make periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "The Fixed Account--Fixed Account Initial Premium Guarantee".)

     (d) Hardship Withdrawals


     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.


     REQUIRED MINIMUM DISTRIBUTION OPTION


     For IRAs and SEP IRAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


     DEATH BEFORE ANNUITY COMMENCEMENT


     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:


     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, and any rider charges since the last Reset Anniversary; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any partial withdrawals (proportional withdrawals in New York) made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals, and any rider charges since the last Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals (proportional withdrawals in New York) and surrender charges on those partial withdrawals (proportional withdrawals in New York) since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your registered representative regarding the reset value that is available under your particular policy.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) $20,000 withdrawal is made prior to the policy's first Policy Anniversary;

     (3) the Accumulation Value is $220,000 on the first Policy Anniversary (Reset Anniversary); and

     (4) you die in the second Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

        (a) Accumulation Value: $175,000

        (b) Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or

        (c) Reset value (Accumulation Value on first Policy Anniversary) = $220,000.

     In this example, your Beneficiary(ies) would receive $220,000.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals and any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "Income Payments".)

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General".)

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "Delay of Payments".)

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment We agree to. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment.

Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.


     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

             (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     For policies issued through a Policy Request, the Beneficiary will be the policyowner or his/her estate until the Beneficiary is designated as described under "Policy Application and Premium Payments."

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     Under Code Section 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS


     Loans are available only if you have purchased your policy in connection with a 403(b) TSA plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 (ERISA). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Accounts on a pro-rata basis so that the Fixed Accumulation Value equals 125% (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York), of the outstanding loan balance.


     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate as stated on the Policy Data Page. For plans subject to ERISA, We will apply the interest charged on the loan at the then current prime rate plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate as stated on the Policy Data Page. For all plans, We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default We will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

        (a) the minimum loan amount is $5,000; and

        (b) repayment of the loan amount may be extended to a maximum of 25 years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) TSA plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Plan Accounts. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate, as stated in the Policy Data Page, to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions:

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation Value at the beginning of the Policy Year. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount will be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep Option or the DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.")

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy, you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Account, a DCA Advantage Plan Account or the Separate Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Account, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Account" above, equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the annual effective rate stated in the Policy Data Page. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 and 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the IRS. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.


     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Code Section 403(b) TSA Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.



     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).



     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.



     TAXATION OF DEATH BENEFITS



     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 7% of all premiums received.


     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all MainStay variable annuities during 2005 to such broker-dealers under such arrangements was 0.08% of premium received on all MainStay variable annuities, equivalent to $8 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of MainStay variable annuities by such firms.


     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.


     The total commission paid for MainStay Plus policies during the fiscal years ended December 31, 2005, 2004 and 2003 were $635,274, $654,284 and
$1,174,129, respectively, none of which was retained by NYLIFE Distributors. The policies are sold and premium payments are accepted on a continuous basis.


     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of Policies....................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

     How to obtain a MainStay Plus Variable Annuity Statement of Additional
                                  Information.

               Call (800) 762-6212 or send this request form to:

                             NYL Annuity Service Center
                             2400 Reliable Parkway
                             Chicago, IL 60686

-------------------------------------------------------------------------------


    Please send me a MainStay Plus Variable Annuity Statement of Additional
                         Information dated May 1, 2006:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                              Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2006

                                      FOR

                         MAINSTAY PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current MainStay Plus Variable Annuity Prospectus. You should read the SAI in conjunction with the current MainStay Plus Variable Annuity Prospectus dated May 1, 2006. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686. Terms used but not defined in this SAI have the same meaning as in the current MainStay Plus Variable Annuity Prospectus.


                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
     Valuation of Accumulation Units........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    3
     Tax Status of the Policies.............................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

           (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

           (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the daily average Variable Accumulation Value. (See "Charges and Deductions--Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.


     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policy owner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.


     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the IRS notifies NYLIAC that the TIN provided by the recipient is incorrect.


                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.


     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2005 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or thorough the Commission's website at www.sec.gov.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus Variable Annuity)

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus II Variable Annuity)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 49,059,907      $205,895,682      $313,660,057
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (1,903)          (63,215)         (340,600)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        163,058           693,152           976,686
    Administrative charges..................................         14,382            61,531           110,858
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 33,771,700      $143,750,686      $282,123,950
    Series II Policies......................................        336,243         1,139,179           651,866
    Series III Policies.....................................     11,361,828        46,639,300        20,831,662
    Series IV Policies......................................      3,128,529        13,277,354         8,594,880
    Series V Policies.......................................        282,264           271,265            29,555
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      11.63      $      16.14      $      17.85
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.74      $      13.08      $       6.68
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.59      $      12.80      $       6.09
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.49      $      11.47      $      10.25
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.03      $      11.07      $      12.49
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 41,754,465      $213,679,432      $390,602,739
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE         INCOME &
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $177,005,375      $276,084,420      $192,410,724      $ 22,788,881      $157,135,275      $682,430,229      $ 53,801,482
          981,245                --                --                --                --                --                --
          862,111           (73,266)           17,765           (18,083)          (41,153)         (657,586)           (1,555)

          654,854           870,265           620,902            72,064           536,435         2,232,946           170,723
           53,986            92,832            59,685             6,269            46,522           220,934            16,681
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $104,359,328      $234,430,929      $143,841,405      $ 15,386,574      $105,432,005      $532,635,171      $ 42,000,723
        3,518,853           902,195         1,313,155           187,888         1,062,707         3,071,990           313,600
       41,116,687        30,004,211        34,248,606         5,527,889        37,740,568       105,142,895         8,862,807
       19,247,612         9,394,448        12,115,533         1,574,772        11,974,673        37,289,377         2,369,231
        2,154,168           316,274           229,203            15,342           301,212         1,179,330            66,162
        7,743,243                --                --                --                --                --                --
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $       1.27      $      23.61      $      18.49      $       9.57      $      15.61      $      23.05      $      11.55
     ============      ============      ============      ============      ============      ============      ============
     $       1.04      $       8.22      $      10.42      $       9.14      $      12.38      $      14.57      $       9.52
     ============      ============      ============      ============      ============      ============      ============
     $       1.03      $       8.26      $       9.97      $       9.17      $      12.23      $      14.31      $       9.34
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $      11.68      $      12.28      $      12.15      $      11.08      $      14.65      $      11.85
     ============      ============      ============      ============      ============      ============      ============
     $       0.99      $      13.08      $      13.56      $      15.01      $      10.73      $      15.38      $      13.00
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $177,001,910      $289,646,260      $171,517,003      $ 17,765,406      $164,746,726      $635,321,259      $ 48,480,618
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 92,764,064      $ 78,411,879      $ 75,319,059
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         21,985           (16,773)           (5,207)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        294,373           251,360           237,238
    Administrative charges..................................         27,343            25,990            19,795
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 67,126,914      $ 63,856,345      $ 47,318,127
    Series II Policies......................................        632,642           438,853           312,520
    Series III Policies.....................................     18,508,406        10,732,349        20,574,487
    Series IV Policies......................................      5,810,446         3,000,401         6,824,452
    Series V Policies.......................................        385,925            89,808            27,233
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      19.26      $      12.33      $      14.77
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.72      $       6.88      $      15.89
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      11.75      $       5.87      $      15.27
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      13.91      $       9.87      $      14.96
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.26      $      11.87      $      17.60
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 77,397,650      $ 92,828,900      $ 61,638,358
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH --      TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $104,025,353      $154,742,020      $561,581,558      $ 62,964,973      $205,945,227      $240,088,724       $ 82,633,135
               --                --                --                --                --                --                 --
          (80,262)           (4,158)         (197,466)          (13,897)         (306,672)          (86,212)           (15,978)

          325,569           496,903         1,799,191           199,346           653,960           772,088            253,717
           27,868            40,956           185,919            17,046            71,263            74,972             25,631
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $ 66,802,926      $ 96,021,991      $463,828,913      $ 38,454,183      $179,431,389      $184,371,978       $ 66,236,642
          469,698           714,593         1,577,774           362,681           499,965           935,507            430,119
       26,886,577        43,213,546        72,357,460        16,094,767        18,186,454        42,103,133         12,448,343
        9,387,138        13,990,867        21,289,945         7,744,761         6,487,994        11,565,371          3,089,749
           45,315           259,006           344,890            78,292           307,530           179,463            132,956
               --                --                --                --                --                --                 --
               --                --                --                --                --                --                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $      12.76      $      12.72      $      23.35      $      10.64      $      18.74      $      20.95       $      11.43
     ============      ============      ============      ============      ============      ============       ============
     $      16.26      $      12.59      $       8.83      $      10.89      $       8.60      $      12.20       $       7.99
     ============      ============      ============      ============      ============      ============       ============
     $      12.96      $      12.79      $       8.58      $      10.55      $       8.23      $      11.65       $       7.40
     ============      ============      ============      ============      ============      ============       ============
     $      13.96      $      12.42      $      11.66      $      11.45      $      11.33      $      11.06       $      15.20
     ============      ============      ============      ============      ============      ============       ============
     $      20.06      $      12.42      $      13.82      $      12.68      $      12.74      $      11.89       $      17.75
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $ 72,623,730      $128,913,601      $576,035,568      $ 49,285,771      $222,732,020      $206,982,637       $ 55,614,485
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                                 DREYFUS IP
                                                                                 TECHNOLOGY     FIDELITY(R) VIP
                                                              CALVERT SOCIAL      GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 47,923,443     $ 21,415,786     $427,594,602
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (3,374)         (39,135)         (12,007)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        160,741           72,214        1,343,450
    Administrative charges..................................         13,695            5,767          137,469
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 28,572,390     $ 12,609,367     $346,947,375
    Series II Policies......................................        154,831           90,780        1,588,448
    Series III Policies.....................................     10,765,641        6,397,075       58,804,214
    Series IV Policies......................................      5,074,515        2,156,419       18,029,525
    Series V Policies.......................................        833,235           45,029          732,114
    Series VI Policies......................................      2,345,021               --               --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      18.61     $       8.87     $      24.21
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       9.66     $      10.79     $      12.68
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       9.37     $       8.98     $      12.18
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      12.06     $      10.79     $      14.33
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      13.02     $      14.24     $      16.91
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      11.92     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 45,247,345     $ 20,027,832     $326,535,073
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES                                                                  NEUBERGER
    FIDELITY(R) VIP       SERIES           WORLDWIDE          MFS(R)            MFS(R)                             BERMAN AMT
        EQUITY-         BALANCED--         GROWTH--       INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES       MID-CAP
       INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--           SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------------------------------------------------------------------------------------------------------------------
     $222,654,026      $528,319,246      $211,349,463      $ 28,998,191      $ 37,856,259       $  5,258,102      $  7,045,506
               --                --                --                --                --                 --                --
           26,933          (153,398)          (68,204)            1,385           (32,782)              (221)           (2,153)

          721,053         1,711,097           664,354            95,655           121,501             17,465            24,700
           70,111           179,306            75,346             8,828            12,236              1,064             1,505
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $173,408,665      $438,220,094      $189,175,133      $ 21,375,490      $ 30,730,194       $  2,771,374      $  3,232,873
          661,657         1,885,592           829,250           322,763           245,513             18,874            43,245
       37,734,084        65,609,162        14,689,985         5,818,827         5,561,199          2,246,754         2,913,150
        9,391,632        19,880,733         5,712,744         1,287,020         1,130,720            147,237           710,616
          693,757           679,864           134,447            90,993            22,114             55,113           117,264
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $      18.45      $      21.84      $      15.85      $       9.90      $      10.73       $      13.33      $      10.92
     ============      ============      ============      ============      ============       ============      ============
     $      11.97      $      11.29      $       6.74      $       8.75      $       7.59       $      15.66      $      11.23
     ============      ============      ============      ============      ============       ============      ============
     $      11.78      $      10.62      $       6.18      $       8.60      $       7.26       $      12.50      $      11.28
     ============      ============      ============      ============      ============       ============      ============
     $      12.01      $      11.76      $      10.25      $      11.37      $      11.76       $      20.16      $      15.71
     ============      ============      ============      ============      ============       ============      ============
     $      12.00      $      12.10      $      12.97      $      14.35      $      14.23       $      17.92      $      15.11
     ============      ============      ============      ============      ============       ============      ============
     $         --      $         --      $         --      $         --      $         --       $         --      $         --
     ============      ============      ============      ============      ============       ============      ============
     $193,861,462      $498,837,089      $296,578,598      $ 26,136,041      $ 36,472,534       $  4,204,079      $  5,435,028
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                   ROYCE             ROYCE         T. ROWE PRICE
                                                                 MICRO-CAP         SMALL-CAP       EQUITY INCOME
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  6,744,811       $12,815,034      $221,646,615
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (29,889)           32,017             8,771

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         16,945            35,992           722,124
    Administrative charges..................................          1,277             2,440            62,458
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  1,905,014       $ 4,336,798      $150,116,763
    Series II Policies......................................         46,302         1,260,535         1,231,267
    Series III Policies.....................................      1,554,692         2,400,432        54,289,234
    Series IV Policies......................................      2,259,237         3,127,064        14,572,050
    Series V Policies.......................................         77,177            62,162           661,490
    Series VI Policies......................................        854,278         1,621,628                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
    Series I variable accumulation unit value...............   $      12.16       $     11.18      $      14.22
                                                               ============       ===========      ============
    Series II variable accumulation unit value..............   $      12.27       $     10.56      $      13.54
                                                               ============       ===========      ============
    Series III variable accumulation unit value.............   $      12.04       $     10.83      $      13.25
                                                               ============       ===========      ============
    Series IV variable accumulation unit value..............   $      11.85       $     10.98      $      11.79
                                                               ============       ===========      ============
    Series V variable accumulation unit value...............   $      11.67       $     10.47      $      11.92
                                                               ============       ===========      ============
    Series VI variable accumulation unit value..............   $      11.98       $     10.90      $         --
                                                               ============       ===========      ============
Identified Cost of Investment...............................   $  6,443,805       $12,609,650      $196,865,168
                                                               ============       ===========      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      VAN KAMPEN
                     UIF EMERGING
       VAN ECK          MARKETS
      WORLDWIDE        EQUITY--
     HARD ASSETS        CLASS I
    ------------------------------
    $170,327,270     $ 74,940,221
              --               --
         161,636          (19,164)

         518,092          219,148
          32,318           21,051
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $ 66,110,275     $ 56,637,011
       1,298,921          569,845
      53,056,127       13,590,072
      27,352,178        3,771,899
       1,220,503          112,031
      20,900,492               --
              --               --
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $      23.26     $      16.76
    ============     ============
    $      23.01     $      12.07
    ============     ============
    $      23.29     $      14.00
    ============     ============
    $      22.00     $      18.60
    ============     ============
    $      27.62     $      23.75
    ============     ============
    $      24.36     $         --
    ============     ============
    $119,506,296     $ 46,620,412
    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--       BASIC VALUE--        BOND--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 81,825,349      $ 24,169,055      $ 76,509,099
  Dividends due and accrued.................................         96,250                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        317,388            78,039           134,119

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        241,925            85,850           273,003
    Administrative charges..................................         16,329             5,036            15,042
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 27,375,101      $  4,281,113      $ 11,333,924
    Series II Policies......................................      1,466,699            36,507           349,469
    Series III Policies.....................................     19,146,045         7,357,066        24,636,791
    Series IV Policies......................................     13,880,881         7,259,124        23,265,702
    Series V Policies.......................................      1,509,254           686,469         2,429,381
    Series VI Policies......................................     13,374,529         4,535,929        14,339,906
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................      5,228,224                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      10.46      $      12.87      $      10.20
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.41      $      10.53      $      10.06
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.44      $      12.78      $      10.15
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      10.45      $      12.82      $      10.19
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      10.46      $      12.62      $      10.02
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      10.43      $      12.73      $      10.11
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 81,081,473      $ 22,130,149      $ 79,144,415
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                      MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     HIGH YIELD
       CAPITAL          COMMON        MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP      CORPORATE
    APPRECIATION--      STOCK--      CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--       BOND--
    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------
     $ 51,690,436    $ 41,681,437    $ 83,766,114    $ 18,422,894    $ 76,882,001    $ 49,631,115    $351,331,531
               --              --              --              --         325,052              --              --
            1,192          67,510          39,575              53         901,022          58,757         105,553

          182,814         142,489         293,902          62,515         219,426         173,771       1,250,657
            8,907           8,386          16,314           3,465          16,881          10,039          68,630
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $  9,594,784    $  7,103,733    $ 13,293,396    $  3,145,316    $ 13,618,532    $  8,798,502    $ 50,261,988
           77,634          33,994         358,304          44,763       4,001,279         316,141       2,500,242
       17,835,412      12,796,123      25,859,522       6,080,662      13,041,020      16,242,978     117,497,618
       11,770,676      14,034,301      25,646,646       5,606,087      10,795,736      14,766,154     103,495,512
          553,991         308,682       1,607,688         231,816       1,686,072       1,257,180      11,657,106
       11,667,410       7,321,239      16,729,917       3,248,323      11,829,168       8,125,107      64,705,331
               --              --              --              --      22,899,961              --              --
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $      12.17    $      13.17    $      12.03    $      13.34    $      10.10    $       9.97    $      12.81
     ============    ============    ============    ============    ============    ============    ============
     $      10.98    $      10.54    $      10.58    $      11.00    $      10.14    $      10.06    $      10.29
     ============    ============    ============    ============    ============    ============    ============
     $      12.25    $      13.04    $      12.02    $      13.11    $      10.08    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $      12.16    $      13.15    $      11.96    $      13.31    $      10.09    $       9.97    $      12.86
     ============    ============    ============    ============    ============    ============    ============
     $      11.88    $      12.96    $      11.84    $      12.97    $      10.25    $       9.87    $      12.64
     ============    ============    ============    ============    ============    ============    ============
     $      12.06    $      13.05    $      11.79    $      13.40    $      10.13    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $ 46,024,801    $ 37,381,753    $ 77,578,688    $ 15,709,016    $ 77,009,369    $ 51,066,128    $360,315,923
     ============    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 27,395,207      $ 85,247,790      $ 19,596,318
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         29,694           122,744            14,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         94,537           287,940            67,114
    Administrative charges..................................          4,707            15,321             3,533
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  3,829,561      $ 12,520,066      $  3,045,034
    Series II Policies......................................        310,841           626,480            72,184
    Series III Policies.....................................      8,050,629        26,887,095         6,796,580
    Series IV Policies......................................      7,627,748        26,068,776         5,526,240
    Series V Policies.......................................        552,730         1,608,744           453,458
    Series VI Policies......................................      6,954,148        17,356,112         3,646,750
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      12.64      $      14.39      $      10.96
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.43      $      10.82      $      11.32
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      12.94      $      14.11      $      10.89
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      12.91      $      14.21      $      10.93
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      12.67      $      13.71      $      10.53
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      12.73      $      13.85      $      10.84
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 25,490,064      $ 79,383,369      $ 18,574,207
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 74,383,390      $110,170,465      $127,138,046      $184,176,804      $ 67,484,046      $ 43,048,603      $ 69,912,425
               --                --                --                --                --                --                --
          138,091           139,905            14,530           104,830            28,163             6,848            73,890

          247,228           367,832           429,581           639,848           223,814           152,976           243,433
           12,450            19,416            22,045            35,620            12,910             7,635            12,392
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $ 11,966,432      $ 18,596,697      $ 18,099,226      $ 32,437,702      $ 12,418,812      $  7,819,616      $ 11,721,930
          348,531           598,003           521,964           621,377           214,803            14,371           191,402
       21,986,643        33,555,489        41,553,891        63,956,765        20,401,042        16,289,549        24,078,920
       19,680,258        30,962,180        38,107,424        51,107,688        20,161,253        10,004,303        18,870,450
        1,543,013         1,474,911         1,914,914         4,000,231           986,421           636,114           729,354
       18,736,926        24,735,842        26,503,531        31,482,403        13,093,154         8,130,887        14,138,434
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $      16.17      $      16.77      $      13.94      $      12.61      $      13.48      $      11.76      $      13.21
     ============      ============      ============      ============      ============      ============      ============
     $      11.60      $      11.78      $      10.69      $      10.55      $      10.53      $      10.57      $      10.65
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      16.35      $      14.03      $      12.49      $      13.52      $      11.69      $      13.08
     ============      ============      ============      ============      ============      ============      ============
     $      16.05      $      16.42      $      13.92      $      12.59      $      13.21      $      11.88      $      13.39
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      15.98      $      13.71      $      12.48      $      12.78      $      11.48      $      13.02
     ============      ============      ============      ============      ============      ============      ============
     $      15.83      $      16.62      $      13.81      $      12.50      $      13.36      $      11.49      $      13.09
     ============      ============      ============      ============      ============      ============      ============
     $ 69,140,181      $ 88,030,137      $120,704,086      $168,627,971      $ 61,779,273      $ 40,088,353      $ 63,165,584
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                 COLONIAL SMALL
                                                               ALGER AMERICAN       CAP VALUE        DREYFUS IP
                                                                   SMALL         FUND, VARIABLE      TECHNOLOGY
                                                              CAPITALIZATION--      SERIES--          GROWTH--
                                                               CLASS S SHARES        CLASS B       SERVICE SHARES
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 32,714,051      $ 21,643,346      $ 22,209,267
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          10,557            93,684            37,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         103,833            64,526            76,489
    Administrative charges..................................           6,304             4,615             4,788
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $  5,850,344      $  7,797,754      $  4,703,461
    Series II Policies......................................         130,387           274,056            61,347
    Series III Policies.....................................       9,679,862         4,868,494         6,984,999
    Series IV Policies......................................      10,949,350         5,433,351         7,046,820
    Series V Policies.......................................         456,539           249,889           263,484
    Series VI Policies......................................       5,547,989         3,044,345         3,105,454
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      16.04      $      11.03      $      11.87
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      11.95      $      10.66      $      11.00
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      15.95      $      10.97      $      11.73
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      15.95      $      10.96      $      11.77
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      15.63      $      10.90      $      11.64
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      15.90      $      10.92      $      11.67
                                                                ============      ============      ============
Identified Cost of Investment...............................    $ 27,005,071      $ 20,583,813      $ 20,882,985
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              JANUS ASPEN
                      FIDELITY(R) VIP                       JANUS ASPEN         SERIES            MFS(R)            MFS(R)
    FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP       SERIES           WORLDWIDE      INVESTORS TRUST      RESEARCH
    CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--          SERIES--
    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $172,167,967      $106,391,242      $150,972,196      $ 85,948,146      $ 25,950,662      $  5,465,127      $  7,549,495
               --                --                --                --                --                --                --
          359,241           213,720            49,106            54,116           (28,510)            1,275              (485)

          573,999           371,091           490,697           302,274            88,909            18,848            26,030
           33,287            20,707            33,879            18,240             5,395             1,208             1,481
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $ 27,416,415      $ 17,710,260      $ 57,754,330      $ 14,525,945      $  5,145,390      $  1,150,504      $  1,486,326
        1,178,571           660,931           567,890           567,860            84,576             1,314            55,274
       48,984,269        32,145,536        38,490,574        25,740,324         8,306,247         1,403,581         2,038,432
       55,870,894        30,272,949        30,427,907        27,775,069         7,855,270         1,768,866         2,182,092
        4,331,899         3,530,183         2,204,927         2,225,679           435,803           106,968            44,197
       34,137,874        21,893,305        21,051,098        14,846,871         4,000,562         1,015,113         1,715,178
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $      15.27      $      13.16      $      16.12      $      11.92      $      12.37      $      12.56      $      13.33
     ============      ============      ============      ============      ============      ============      ============
     $      11.79      $      10.56      $      14.50      $      10.84      $      10.43      $      10.73      $      10.77
     ============      ============      ============      ============      ============      ============      ============
     $      15.08      $      12.94      $      16.00      $      11.93      $      12.23      $      12.60      $      13.18
     ============      ============      ============      ============      ============      ============      ============
     $      15.42      $      13.09      $      16.31      $      11.91      $      12.27      $      12.68      $      12.99
     ============      ============      ============      ============      ============      ============      ============
     $      14.86      $      13.06      $      15.27      $      11.80      $      12.03      $      12.52      $      13.24
     ============      ============      ============      ============      ============      ============      ============
     $      14.91      $      12.98      $      16.23      $      11.83      $      11.97      $      12.49      $      13.36
     ============      ============      ============      ============      ============      ============      ============
     $142,104,087      $ 98,462,941      $122,891,803      $ 78,614,331      $ 23,936,951      $  4,863,017      $  6,621,372
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                    NEUBERGER
                                                                                   BERMAN AMT
                                                              MFS(R) UTILITIES       MID-CAP        T. ROWE PRICE
                                                                  SERIES--          GROWTH--        EQUITY INCOME
                                                               SERVICE CLASS         CLASS S        PORTFOLIO--II
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $187,180,391      $ 11,472,684      $137,755,789
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (179,241)          (13,864)          206,236

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         585,739            36,994           470,366
    Administrative charges..................................          37,645             2,507            26,791
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $ 69,366,129      $  3,298,199      $ 18,924,727
    Series II Policies......................................       1,821,615            28,880           903,146
    Series III Policies.....................................      44,611,948         2,766,283        38,632,193
    Series IV Policies......................................      34,325,323         3,082,785        45,332,159
    Series V Policies.......................................       2,109,935           356,342         4,635,809
    Series VI Policies......................................      34,142,816         1,886,830        29,036,834
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      15.94      $      13.96      $      12.94
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      14.29      $      11.92      $      10.55
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      16.73      $      14.00      $      12.85
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      16.85      $      14.47      $      12.96
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      16.78      $      14.11      $      12.75
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      16.65      $      14.15      $      12.81
                                                                ============      ============      ============
Identified Cost of Investment...............................    $168,004,514      $  9,816,015      $133,565,294
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      VAN KAMPEN
     UIF EMERGING       VICTORY VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
     $ 40,486,926      $ 16,358,177
               --                --
          (20,993)            9,103

          125,486            53,000
            7,111             3,720
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $  6,717,254      $  5,801,803
          183,390           135,870
       11,562,283         2,706,099
       12,712,311         4,210,040
          461,929           259,915
        8,696,169         3,196,833
               --                --
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $      21.93      $      12.00
     ============      ============
     $      14.06      $      10.67
     ============      ============
     $      21.04      $      11.85
     ============      ============
     $      21.82      $      11.68
     ============      ============
     $      16.74      $      11.58
     ============      ============
     $      21.05      $      11.82
     ============      ============
     $ 30,975,874      $ 15,013,116
     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    452,313      $  6,650,506      $      13,459
  Mortality and expense risk charges........................       (676,991)       (2,931,075)        (4,147,381)
  Administrative charges....................................        (59,220)         (260,569)          (470,693)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (283,898)        3,458,862         (4,604,615)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,794,448        38,684,217         85,727,609
  Cost of investments sold..................................     (9,017,887)      (38,900,330)      (133,918,769)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        776,561          (216,113)       (48,191,160)
  Realized gain distribution received.......................        503,260                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        863,698        (1,695,916)        72,597,965
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      2,143,519        (1,912,029)        24,406,805
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,859,621      $  1,546,833      $  19,802,190
                                                               ============      ============      =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    612,433      $  1,487,302      $       2,711
  Mortality and expense risk charges........................       (726,684)       (1,114,571)        (1,060,640)
  Administrative charges....................................        (71,644)         (102,519)          (109,428)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (185,895)          270,212         (1,167,357)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,809,805         8,363,959         22,713,498
  Cost of investments sold..................................     (9,554,800)       (6,005,684)       (39,042,491)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        255,005         2,358,275        (16,328,993)
  Realized gain distribution received.......................             --         3,681,742                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,660,168          (764,727)        18,950,222
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      1,915,173         5,275,290          2,621,229
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,729,278      $  5,545,502      $   1,453,872
                                                               ============      ============      =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $   5,628,195     $  2,711,592      $  2,890,845      $         --      $  4,994,173      $  40,040,954
        (2,661,509)      (3,692,281)       (2,607,274)         (322,567)       (2,312,401)        (9,531,999)
          (219,184)        (393,936)         (249,463)          (29,255)         (199,812)          (938,714)
     -------------     ------------      ------------      ------------      ------------      -------------
         2,747,502       (1,374,625)           34,108          (351,822)        2,481,960         29,570,241
     -------------     ------------      ------------      ------------      ------------      -------------
       165,574,601       61,302,204        41,316,004        12,233,801        43,694,047        181,004,362
      (165,579,463)     (77,243,645)      (43,002,874)      (13,961,200)      (44,699,591)      (172,772,172)
     -------------     ------------      ------------      ------------      ------------      -------------
            (4,862)     (15,941,441)       (1,686,870)       (1,727,399)       (1,005,544)         8,232,190
                --        3,255,411                --                --                --                 --
             8,706       30,393,360        10,790,693         3,790,843            86,507        (28,361,830)
     -------------     ------------      ------------      ------------      ------------      -------------
             3,844       17,707,330         9,103,823         2,063,444          (919,037)       (20,129,640)
     -------------     ------------      ------------      ------------      ------------      -------------
     $   2,751,346     $ 16,332,705      $  9,137,931      $  1,711,622      $  1,562,923      $   9,440,601
     =============     ============      ============      ============      ============      =============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $     390,484     $         --      $  1,170,500      $  6,543,652      $         --      $   3,089,949
          (895,010)      (1,230,357)       (2,082,542)       (7,558,945)         (884,933)        (2,820,720)
           (75,106)        (104,856)         (171,729)         (784,946)          (75,155)          (306,966)
     -------------     ------------      ------------      ------------      ------------      -------------
          (579,632)      (1,335,213)       (1,083,771)       (1,800,239)         (960,088)           (37,737)
     -------------     ------------      ------------      ------------      ------------      -------------
        11,432,662       15,220,474        24,441,970       107,744,323        16,334,361         56,068,072
        (7,594,283)      (9,950,189)      (18,415,065)     (108,754,617)      (13,050,688)       (62,789,786)
     -------------     ------------      ------------      ------------      ------------      -------------
         3,838,379        5,270,285         6,026,905        (1,010,294)        3,283,673         (6,721,714)
         7,002,952           46,664         7,012,295                --         1,083,460                 --
        (1,167,102)       9,254,799        (5,750,830)       20,347,951        (2,119,612)        16,998,498
     -------------     ------------      ------------      ------------      ------------      -------------
         9,674,229       14,571,748         7,288,370        19,337,657         2,247,521         10,276,784
     -------------     ------------      ------------      ------------      ------------      -------------
     $   9,094,597     $ 13,236,535      $  6,204,599      $ 17,537,418      $  1,287,433      $  10,239,047
     =============     ============      ============      ============      ============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                     ALGER
                                                                                    AMERICAN
                                                                MAINSTAY VP          SMALL             AMSOUTH
                                                                  VALUE--       CAPITALIZATION--      ENHANCED
                                                               INITIAL CLASS     CLASS O SHARES      MARKET FUND
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  2,831,495       $         --      $     32,813
  Mortality and expense risk charges........................     (3,215,694)        (1,005,097)          (40,501)
  Administrative charges....................................       (315,473)          (101,204)               --
                                                               ------------       ------------      ------------
      Net investment income (loss)..........................       (699,672)        (1,106,301)           (7,688)
                                                               ------------       ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     40,701,543         13,523,626         3,324,952
  Cost of investments sold..................................    (40,417,499)       (10,008,611)       (2,869,633)
                                                               ------------       ------------      ------------
      Net realized gain (loss) on investments...............        284,044          3,515,015           455,319
  Realized gain distribution received.......................             --                 --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     11,731,742          8,459,154          (409,546)
                                                               ------------       ------------      ------------
      Net gain (loss) on investments........................     12,015,786         11,974,169            45,773
                                                               ------------       ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 11,316,114       $ 10,867,868      $     38,085
                                                               ============       ============      ============

                                                                JANUS ASPEN
                                                                  SERIES            MFS(R)
                                                                 WORLDWIDE         INVESTORS          MFS(R)
                                                                 GROWTH--            TRUST           RESEARCH
                                                               INSTITUTIONAL       SERIES--          SERIES--
                                                                  SHARES         INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  3,008,104      $    167,335      $    190,190
  Mortality and expense risk charges........................     (2,848,935)         (394,067)         (509,787)
  Administrative charges....................................       (323,310)          (36,555)          (50,900)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (164,141)         (263,287)         (370,497)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     57,793,068         5,948,655         9,037,315
  Cost of investments sold..................................   (105,254,106)       (6,450,480)      (11,921,440)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............    (47,461,038)         (501,825)       (2,884,125)
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     55,854,111         2,374,310         5,529,916
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      8,393,073         1,872,485         2,645,791
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  8,228,932      $  1,609,198      $  2,275,294
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                                                  TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        AMSOUTH        AMSOUTH        CALVERT        GROWTH--           VIP            EQUITY-       BALANCED--
    INTERNATIONAL    LARGE CAP       MID CAP         SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
     EQUITY FUND        FUND           FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    ---------------------------------------------------------------------------------------------------------------------------
    $    186,232    $     9,616    $   116,596    $   846,374    $        --     $  1,152,504     $  3,805,219    $ 12,218,432
         (10,551)       (59,029)       (28,310)      (641,440)      (303,627)      (5,131,537)      (2,975,680)     (7,111,503)
              --             --             --        (55,241)       (24,104)        (527,256)        (289,386)       (744,562)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         175,681        (49,413)        88,286        149,693       (327,731)      (4,506,289)         540,153       4,362,367
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         869,163      4,787,003      2,327,365      7,539,500      8,990,454       37,022,405       35,321,230     116,566,866
        (810,518)    (4,388,258)    (1,900,805)    (7,972,443)    (8,282,005)     (31,261,478)     (36,356,861)   (126,532,496)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
          58,645        398,745        426,560       (432,943)       708,449        5,760,927       (1,035,631)     (9,965,630)
              --             --             --             --             --           72,032        8,362,088              --
        (207,355)      (465,126)      (434,969)     2,181,162       (279,258)      56,261,941        1,357,195      38,444,038
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
        (148,710)       (66,381)        (8,409)     1,748,219        429,191       62,094,900        8,683,652      28,478,408
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
    $     26,971    $  (115,794)   $    79,877    $ 1,897,912    $   101,460     $ 57,588,611     $  9,223,805    $ 32,840,775
    =============   ============   ============   ============   ============   ===============   =============   =============

                     NEUBERGER                                                                  VAN KAMPEN
                       BERMAN                                      T. ROWE                         UIF
       MFS(R)           AMT                                         PRICE         VAN ECK        EMERGING
      UTILITIES       MID-CAP         ROYCE          ROYCE          EQUITY       WORLDWIDE       MARKETS
      SERIES--        GROWTH--      MICRO-CAP      SMALL-CAP        INCOME          HARD         EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO(A)   PORTFOLIO(B)    PORTFOLIO        ASSETS        CLASS I
    -------------------------------------------------------------------------------------------------------
    $     26,248    $        --    $    28,938    $        --    $ 3,450,116    $   194,470    $   223,856
         (67,195)      (103,142)       (25,476)       (48,653)    (2,917,250)    (1,394,133)      (749,103)
          (3,989)        (6,315)        (1,933)        (3,308)      (252,337)       (87,066)       (73,716)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         (44,936)      (109,457)         1,529        (51,961)       280,529     (1,286,729)      (598,963)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
       1,798,962      2,934,371        237,220        480,237     20,176,482      6,384,407      6,231,798
      (1,115,786)    (2,263,904)      (207,317)      (452,669)   (17,129,628)    (3,357,863)    (5,802,964)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         683,176        670,467         29,903         27,568      3,046,854      3,026,544        428,834
              --             --         87,431        119,725     10,428,146             --             --
          44,140        221,889        301,006        205,383     (8,300,049)    40,533,605     17,119,388
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         727,316        892,356        418,340        352,676      5,174,951     43,560,149     17,548,222
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
    $    682,380    $   782,899    $   419,869    $   300,715    $ 5,455,480    $42,273,420    $16,949,259
    ============    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
                                                                 BALANCED--       BASIC VALUE--        BOND--
                                                              SERVICE CLASS(C)    SERVICE CLASS     SERVICE CLASS
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $    582,205      $    179,825      $  2,345,711
  Mortality and expense risk charges........................        (413,777)         (321,329)         (983,574)
  Administrative charges....................................         (29,239)          (18,390)          (53,551)
                                                                ------------      ------------      ------------
      Net investment income (loss)..........................         139,189          (159,894)        1,308,586
                                                                ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       1,690,352         2,951,809         4,804,047
  Cost of investments sold..................................      (1,629,836)       (2,536,291)       (5,026,232)
                                                                ------------      ------------      ------------
      Net realized gain (loss) on investments...............          60,516           415,518          (222,185)
  Realized gain distribution received.......................         307,826           248,847                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         743,875           352,700          (861,807)
                                                                ------------      ------------      ------------
      Net gain (loss) on investments........................       1,112,217         1,017,065        (1,083,992)
                                                                ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  1,251,406      $    857,171      $    224,594
                                                                ============      ============      ============

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE         INCOME &        INTERNATIONAL
                                                                  BOND--           GROWTH--          EQUITY--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 20,058,035      $    269,263      $  1,248,700
  Mortality and expense risk charges........................     (4,495,628)         (333,707)         (936,932)
  Administrative charges....................................       (246,077)          (17,048)          (49,182)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................     15,316,330           (81,492)          262,586
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     24,903,474         1,756,853         2,442,112
  Cost of investments sold..................................    (23,247,782)       (1,440,983)       (1,832,156)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      1,655,692           315,870           609,956
  Realized gain distribution received.......................             --                --         3,389,246
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (12,821,049)          556,727           196,131
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................    (11,165,357)          872,597         4,195,333
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  4,150,973      $    791,105      $  4,457,919
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL           COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--        STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(D)    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------
     $         --      $    340,293      $  1,113,721      $         --       $  1,378,410      $  1,495,656
         (685,254)         (521,642)       (1,100,527)         (227,075)          (409,328)         (626,639)
          (33,417)          (30,056)          (60,546)          (12,421)           (33,810)          (36,004)
     ------------      ------------      ------------      ------------       ------------      ------------
         (718,671)         (211,405)          (47,352)         (239,496)           935,272           833,013
     ------------      ------------      ------------      ------------       ------------      ------------
        5,310,515         2,481,393         7,430,580         1,894,822          4,118,295         5,830,908
       (4,722,762)       (2,025,833)       (6,710,583)       (1,702,893)        (4,096,780)       (5,938,311)
     ------------      ------------      ------------      ------------       ------------      ------------
          587,753           455,560           719,997           191,929             21,515          (107,403)
               --           493,112                --                --                 --                --
        3,242,014         1,488,272         3,107,701         1,769,139           (127,369)         (518,091)
     ------------      ------------      ------------      ------------       ------------      ------------
        3,829,767         2,436,944         3,827,698         1,961,068           (105,854)         (625,494)
     ------------      ------------      ------------      ------------       ------------      ------------
     $  3,111,096      $  2,225,539      $  3,780,346      $  1,721,572       $    829,418      $    207,519
     ============      ============      ============      ============       ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP
       GROWTH--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------
     $         --      $    256,880      $         --      $    716,270      $  1,841,868      $         --
         (246,972)         (796,323)       (1,226,216)       (1,519,985)       (2,306,660)         (849,708)
          (12,985)          (40,533)          (64,989)          (76,085)         (127,095)          (47,863)
     ------------      ------------      ------------      ------------      ------------      ------------
         (259,957)         (579,976)       (1,291,205)         (879,800)         (591,887)         (897,571)
     ------------      ------------      ------------      ------------      ------------      ------------
        2,987,427         2,789,163         5,855,005         5,477,632         7,256,795         3,642,834
       (2,957,736)       (1,965,139)       (4,376,708)       (4,173,743)       (6,076,304)       (3,065,990)
     ------------      ------------      ------------      ------------      ------------      ------------
           29,691           824,024         1,478,297         1,303,889         1,180,491           576,844
               --         6,927,919            49,674         5,776,211                --         1,166,930
          727,614           195,435        12,066,986        (1,999,269)        4,864,030           771,281
     ------------      ------------      ------------      ------------      ------------      ------------
          757,305         7,947,378        13,594,957         5,080,831         6,044,521         2,515,055
     ------------      ------------      ------------      ------------      ------------      ------------
     $    497,348      $  7,367,402      $ 12,303,752      $  4,201,031      $  5,452,634      $  1,617,484
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                                       ALGER
                                                                MAINSTAY VP                           AMERICAN
                                                                   TOTAL          MAINSTAY VP          SMALL
                                                                 RETURN--           VALUE--       CAPITALIZATION--
                                                               SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    570,269      $    708,756       $         --
  Mortality and expense risk charges........................       (575,086)         (877,888)          (340,936)
  Administrative charges....................................        (28,561)          (44,787)           (20,496)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................        (33,378)         (213,919)          (361,432)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      4,043,448         3,236,340          1,973,286
  Cost of investments sold..................................     (3,690,710)       (2,615,692)        (1,564,554)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............        352,738           620,648            408,732
  Realized gain distribution received.......................             --                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,529,908         2,289,382          3,567,754
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................      1,882,646         2,910,030          3,976,486
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,849,268      $  2,696,111       $  3,615,054
                                                               ============      ============       ============

                                                                JANUS ASPEN         MFS(R)
                                                                  SERIES           INVESTORS          MFS(R)
                                                                 WORLDWIDE           TRUST           RESEARCH
                                                                 GROWTH--          SERIES--          SERIES--
                                                              SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    287,033      $     13,376      $     17,610
  Mortality and expense risk charges........................       (325,090)          (64,874)          (90,204)
  Administrative charges....................................        (19,213)           (4,141)           (5,214)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        (57,270)          (55,639)          (77,808)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      2,339,443           683,302           948,701
  Cost of investments sold..................................     (2,070,916)         (586,229)         (759,185)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        268,527            97,073           189,516
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        817,774           231,446           307,341
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      1,086,301           328,519           496,857
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,029,031      $    272,880      $    419,049
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       COLONIAL
       SMALL CAP
      VALUE FUND,       DREYFUS IP        FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       JANUS ASPEN
       VARIABLE         TECHNOLOGY            VIP               VIP               VIP             SERIES
       SERIES--          GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------------------------------------------------------------------------------------------------
     $         --      $         --      $    123,044      $  1,061,991      $         --      $  1,657,400
         (152,384)         (284,066)       (1,810,068)       (1,292,459)       (1,589,714)       (1,098,697)
          (11,047)          (17,101)         (102,657)          (70,414)         (109,668)          (64,851)
     ------------      ------------      ------------      ------------      ------------      ------------
         (163,431)         (301,167)       (1,789,681)         (300,882)       (1,699,382)          493,852
     ------------      ------------      ------------      ------------      ------------      ------------
          950,992         3,705,315         2,998,703         4,355,846         6,926,329         8,317,302
         (936,962)       (3,684,261)       (2,193,364)       (3,675,275)       (5,158,585)       (7,352,934)
     ------------      ------------      ------------      ------------      ------------      ------------
           14,030            21,054           805,339           680,571         1,767,744           964,368
           30,073                --            17,578         2,625,478         1,421,216                --
        1,058,486           779,153        20,024,706         1,271,030        17,696,876         3,401,174
     ------------      ------------      ------------      ------------      ------------      ------------
        1,102,589           800,207        20,847,623         4,577,079        20,885,836         4,365,542
     ------------      ------------      ------------      ------------      ------------      ------------
     $    939,158      $    499,040      $ 19,057,942      $  4,276,197      $ 19,186,454      $  4,859,394
     ============      ============      ============      ============      ============      ============

                         NEUBERGER
        MFS(R)          BERMAN AMT                           VAN KAMPEN        VICTORY VIF
       UTILITIES          MID-CAP        T. ROWE PRICE      UIF EMERGING       DIVERSIFIED
       SERIES--          GROWTH--        EQUITY INCOME    MARKETS EQUITY--       STOCK--
     SERVICE CLASS        CLASS S        PORTFOLIO--II        CLASS II       CLASS A SHARES
    ----------------------------------------------------------------------------------------
     $    429,108      $         --      $  1,593,065       $     84,491      $      8,446
       (1,567,797)         (119,601)       (1,616,344)          (344,382)         (157,671)
         (102,120)           (7,951)          (88,795)           (19,632)          (10,976)
     ------------      ------------      ------------       ------------      ------------
       (1,240,809)         (127,552)         (112,074)          (279,523)         (160,201)
     ------------      ------------      ------------       ------------      ------------
        7,176,681         1,211,444         3,900,130          2,067,427         1,366,301
       (5,830,739)       (1,017,234)       (3,903,990)        (1,595,031)       (1,251,443)
     ------------      ------------      ------------       ------------      ------------
        1,345,942           194,210            (3,860)           472,396           114,858
               --                --         6,095,020                 --                --
       15,148,472         1,031,216        (2,958,572)         7,406,751         1,027,657
     ------------      ------------      ------------       ------------      ------------
       16,494,414         1,225,426         3,132,588          7,879,147         1,142,515
     ------------      ------------      ------------       ------------      ------------
     $ 15,253,605      $  1,097,874      $  3,020,514       $  7,599,624      $    982,314
     ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2005
and December 31, 2004

                                                               MAINSTAY VP                   MAINSTAY VP
                                                              BASIC VALUE--                    BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (283,898)  $   (260,322)  $  3,458,862   $  4,750,511
    Net realized gain (loss) on investments..........       776,561          4,473       (216,113)     2,421,189
    Realized gain distribution received..............       503,260             --             --      2,530,840
    Change in unrealized appreciation (depreciation)
      on investments.................................       863,698      5,051,499     (1,695,916)    (3,418,356)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,859,621      4,795,650      1,546,833      6,284,184
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       506,712        747,857      2,767,660      3,862,802
    Policyowners' surrenders.........................    (4,722,273)    (3,498,688)   (22,404,095)   (20,826,615)
    Policyowners' annuity and death benefits.........      (488,878)      (560,862)    (2,569,686)    (2,721,983)
    Net transfers from (to) Fixed Account............         9,742        540,957       (796,623)    (3,943,016)
    Transfers between Investment Divisions...........    (2,700,125)     2,808,990     (8,794,964)   (27,712,958)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (7,394,822)        38,254    (31,797,708)   (51,341,770)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         3,152         (8,129)       (10,951)       (32,400)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (5,532,049)     4,825,775    (30,261,826)   (45,089,986)
NET ASSETS:
    Beginning of year................................    54,412,613     49,586,838    235,339,610    280,429,596
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 48,880,564   $ 54,412,613   $205,077,784   $235,339,610
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   DEVELOPING
                                                              CONVERTIBLE--                   GROWTH--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     34,108   $    918,126   $   (351,822)  $   (455,324)
    Net realized gain (loss) on investments..........    (1,686,870)    (4,615,441)    (1,727,399)    (1,142,594)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,790,693     12,994,494      3,790,843      2,701,305
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     9,137,931      9,297,179      1,711,622      1,103,387
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,628,185      4,036,622        280,649        344,461
    Policyowners' surrenders.........................   (16,215,627)   (15,568,502)    (2,287,383)    (2,377,746)
    Policyowners' annuity and death benefits.........    (2,571,424)    (1,843,014)      (131,140)      (212,455)
    Net transfers from (to) Fixed Account............      (905,067)      (774,552)       (73,264)       124,265
    Transfers between Investment Divisions...........   (19,430,358)      (752,012)    (2,154,394)      (299,255)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --     (6,299,024)            --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (36,494,291)   (14,901,458)   (10,664,556)    (2,420,730)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (9,556)       (38,270)         3,738         (4,558)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (27,365,916)    (5,642,549)    (8,949,196)    (1,321,901)
NET ASSETS:
    Beginning of year................................   219,113,818    224,756,367     31,641,661     32,963,562
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $191,747,902   $219,113,818   $ 22,692,465   $ 31,641,661
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                                                 MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------
    $ (4,604,615)  $ (4,552,244)  $  2,747,502   $ (1,458,785)  $ (1,374,625)  $   (193,100)
     (48,191,160)   (32,043,224)        (4,862)        (7,839)   (15,941,441)   (12,888,862)
              --             --             --             --      3,255,411             --
      72,597,965     45,162,339          8,706          2,072     30,393,360     40,339,057
    ------------   ------------   ------------   ------------   ------------   ------------
      19,802,190      8,566,871      2,751,346     (1,464,552)    16,332,705     27,257,095
    ------------   ------------   ------------   ------------   ------------   ------------
       4,838,691      6,782,048     69,148,697     82,832,764      3,306,612      4,323,036
     (37,549,052)   (33,824,586)   (43,058,610)   (44,058,355)   (29,657,868)   (24,094,330)
      (3,323,314)    (3,445,882)    (2,321,489)    (2,952,212)    (3,045,310)    (2,678,850)
      (2,035,435)    (1,179,606)    (4,002,426)   (24,138,819)    (1,552,624)        83,844
     (41,427,718)   (18,542,200)   (43,289,968)   (50,611,299)   (24,334,703)   (10,804,572)
    ------------   ------------   ------------   ------------   ------------   ------------
     (79,496,828)   (50,210,226)   (23,523,796)   (38,927,921)   (55,283,893)   (33,170,872)
    ------------   ------------   ------------   ------------   ------------   ------------
          29,814         (5,445)       (16,484)        (5,488)        23,174        (53,926)
    ------------   ------------   ------------   ------------   ------------   ------------
     (59,664,824)   (41,648,800)   (20,788,934)   (40,397,961)   (38,928,014)    (5,967,703)
     371,896,737    413,545,537    198,928,825    239,326,786    313,976,071    319,943,774
    ------------   ------------   ------------   ------------   ------------   ------------
    $312,231,913   $371,896,737   $178,139,891   $198,928,825   $275,048,057   $313,976,071
    ============   ============   ============   ============   ============   ============

                                          MAINSTAY VP
            MAINSTAY VP                    HIGH YIELD                    MAINSTAY VP
           GOVERNMENT--                 CORPORATE BOND--              INCOME & GROWTH--
           INITIAL CLASS                 INITIAL CLASS                  INITIAL CLASS
    ---------------------------   ----------------------------   ---------------------------
        2005           2004           2005            2004           2005           2004
    ----------------------------------------------------------------------------------------
    $  2,481,960   $  4,787,316   $  29,570,241   $ 42,308,686   $   (185,895)  $    166,828
      (1,005,544)        51,695       8,232,190    (11,306,892)       255,005       (191,872)
              --             --              --             --             --             --
          86,507       (895,837)    (28,361,830)    48,866,587      1,660,168      5,821,819
    ------------   ------------   -------------   ------------   ------------   ------------
       1,562,923      3,943,174       9,440,601     79,868,381      1,729,278      5,796,775
    ------------   ------------   -------------   ------------   ------------   ------------
       2,902,927      3,702,340      10,129,502     14,408,799        392,060        638,424
     (20,442,818)   (19,351,263)    (86,023,535)   (67,593,230)    (6,494,075)    (4,035,637)
      (2,682,549)    (3,331,558)    (11,158,796)    (7,783,342)      (571,081)      (460,829)
      (2,633,041)    (5,722,334)    (11,459,191)    (2,295,955)       (66,616)       257,545
     (11,771,469)   (39,390,063)    (28,971,902)     2,365,345        706,090      1,778,082
              --             --              --             --             --             --
    ------------   ------------   -------------   ------------   ------------   ------------
     (34,626,950)   (64,092,878)   (127,483,922)   (60,898,383)    (6,033,622)    (1,822,415)
    ------------   ------------   -------------   ------------   ------------   ------------
         (10,821)       (21,311)        (14,787)      (308,374)         7,591        (12,618)
    ------------   ------------   -------------   ------------   ------------   ------------
     (33,074,848)   (60,171,015)   (118,058,108)    18,661,624     (4,296,753)     3,961,742
     189,586,013    249,757,028     797,376,871    778,715,247     57,909,276     53,947,534
    ------------   ------------   -------------   ------------   ------------   ------------
    $156,511,165   $189,586,013   $ 679,318,763   $797,376,871   $ 53,612,523   $ 57,909,276
    ============   ============   =============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MAINSTAY VP                  MAINSTAY VP
                                                        INTERNATIONAL EQUITY--         LARGE CAP GROWTH--
                                                             INITIAL CLASS                INITIAL CLASS
                                                       -------------------------   ---------------------------
                                                          2005          2004           2005           2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   270,212   $  (221,628)  $ (1,167,357)  $ (1,266,866)
    Net realized gain (loss) on investments..........    2,358,275     1,419,563    (16,328,993)   (13,644,070)
    Realized gain distribution received..............    3,681,742            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (764,727)    8,352,821     18,950,222      9,803,326
                                                       -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    5,545,502     9,550,756      1,453,872     (5,107,610)
                                                       -----------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,917,215     1,460,935        914,134      1,709,414
    Policyowners' surrenders.........................   (8,000,808)   (3,884,069)    (7,272,141)    (7,391,220)
    Policyowners' annuity and death benefits.........     (445,609)     (579,519)      (982,585)    (1,077,715)
    Net transfers from (to) Fixed Account............      665,771       725,855       (555,475)       (66,344)
    Transfers between Investment Divisions...........   19,123,371    17,168,964    (12,179,379)    (9,295,560)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --            --             --             --
                                                       -----------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   13,259,940    14,892,166    (20,075,446)   (16,121,425)
                                                       -----------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          602       (26,834)        17,467         12,190
                                                       -----------   -----------   ------------   ------------
        Increase (decrease) in net assets............   18,806,044    24,416,088    (18,604,107)   (21,216,845)
NET ASSETS:
    Beginning of year................................   73,658,289    49,242,201     96,721,863    117,938,708
                                                       -----------   -----------   ------------   ------------
    End of year......................................  $92,464,333   $73,658,289   $ 78,117,756   $ 96,721,863
                                                       ===========   ===========   ============   ============

                                                              MAINSTAY VP
                                                               SMALL CAP                    MAINSTAY VP
                                                                GROWTH--                  TOTAL RETURN--
                                                             INITIAL CLASS                 INITIAL CLASS
                                                       --------------------------   ---------------------------
                                                           2005          2004           2005           2004
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (960,088)  $  (989,709)  $    (37,737)  $    540,473
    Net realized gain (loss) on investments..........     3,283,673     1,633,362     (6,721,714)    (2,943,135)
    Realized gain distribution received..............     1,083,460            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (2,119,612)    4,351,673     16,998,498     13,900,293
                                                       ------------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,287,433     4,995,326     10,239,047     11,497,631
                                                       ------------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,108,204     1,675,404      2,552,720      3,452,132
    Policyowners' surrenders.........................    (5,137,868)   (3,436,078)   (30,123,612)   (21,938,731)
    Policyowners' annuity and death benefits.........      (391,002)     (864,063)    (3,343,692)    (3,153,638)
    Net transfers from (to) Fixed Account............       375,477     1,132,036     (1,654,552)    (1,026,343)
    Transfers between Investment Divisions...........    (2,200,900)    2,943,652    (19,082,381)    (6,771,325)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....    (4,948,545)           --             --             --
                                                       ------------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   (11,194,634)    1,450,951    (51,651,517)   (29,437,905)
                                                       ------------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        19,452       (14,327)         7,119        (30,966)
                                                       ------------   -----------   ------------   ------------
        Increase (decrease) in net assets............    (9,887,749)    6,431,950    (41,405,351)   (17,971,240)
NET ASSETS:
    Beginning of year................................    72,622,433    66,190,483    246,318,683    264,289,923
                                                       ------------   -----------   ------------   ------------
    End of year......................................  $ 62,734,684   $72,622,433   $204,913,332   $246,318,683
                                                       ============   ===========   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                     MAINSTAY VP                   MAINSTAY VP
              CORE--                       GROWTH--                   MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (579,632)  $   (431,017)  $ (1,335,213)  $ (1,044,492)  $ (1,083,771)  $   (649,357)  $ (1,800,239)  $    592,787
       3,838,379        719,947      5,270,285      1,456,805      6,026,905        675,617     (1,010,294)    (1,077,273)
       7,002,952      1,246,778         46,664             --      7,012,295      1,246,854             --             --
      (1,167,102)     8,003,511      9,254,799     13,683,264     (5,750,830)    17,701,449     20,347,951     53,483,871
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,094,597      9,539,219     13,236,535     14,095,577      6,204,599     18,974,563     17,537,418     52,999,385
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,268,988      1,178,876      1,864,870      1,865,232      3,226,840      2,879,275      7,188,277      9,465,336
      (5,401,662)    (2,455,224)    (7,285,424)    (6,610,016)   (11,828,393)    (6,774,051)   (63,609,591)   (50,784,682)
        (226,874)      (230,851)      (528,759)      (744,734)      (965,803)      (675,900)    (5,791,448)    (5,238,699)
         604,095        616,720      1,367,766      1,652,851      1,462,021      1,470,263     (2,485,152)     1,154,429
      14,535,227     11,381,654     15,974,697     13,843,206     17,514,850     20,340,993    (27,840,457)      (508,570)
      (4,959,503)            --     (5,586,771)            --     (6,187,149)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,820,271     10,491,175      5,806,379     10,006,539      3,222,366     17,240,580    (92,538,371)   (45,912,186)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (7,245)       (25,793)        (5,325)       (29,628)        13,109        (56,292)        62,908        (95,632)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      14,907,623     20,004,601     19,037,589     24,072,488      9,440,074     36,158,851    (74,938,045)     6,991,567
      60,149,196     40,144,595     84,554,065     60,481,577    144,759,929    108,601,078    634,337,027    627,345,460
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 75,056,819   $ 60,149,196   $103,591,654   $ 84,554,065   $154,200,003   $144,759,929   $559,398,982   $634,337,027
    ============   ============   ============   ============   ============   ============   ============   ============

                                             ALGER
                                           AMERICAN
            MAINSTAY VP                      SMALL                        AMSOUTH                       AMSOUTH
              VALUE--                  CAPITALIZATION--                  ENHANCED                    INTERNATIONAL
           INITIAL CLASS                CLASS O SHARES                  MARKET FUND                   EQUITY FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (699,672)  $   (763,344)  $ (1,106,301)  $ (1,083,462)  $     (7,688)  $    (18,709)  $    175,681   $     (9,443)
         284,044     (1,453,022)     3,515,015      1,102,016        455,319         10,889         58,645         18,561
              --             --             --             --             --             --             --             --
      11,731,742     25,508,177      8,459,154     10,278,565       (409,546)       242,581       (207,355)       129,837
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      11,316,114     23,291,811     10,867,868     10,297,119         38,085        234,761         26,971        138,955
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,394,043      4,357,551        984,077      1,294,475        132,029        125,515           (478)        42,878
     (23,882,645)   (20,331,298)    (7,610,087)    (5,742,240)      (287,011)      (263,165)       (20,031)       (28,904)
      (2,496,604)    (2,286,653)      (445,682)      (627,422)       (60,327)        (5,652)       (12,167)            --
        (334,376)       987,792       (374,466)        14,609        206,152        411,920         57,693        203,946
      (7,636,148)     1,332,931     (1,099,152)     1,537,648     (3,020,357)       (59,649)      (804,983)         2,235
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (30,955,730)   (15,939,677)    (8,545,310)    (3,522,930)    (3,029,514)       208,969       (779,966)       220,155
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          13,269        (47,800)        (8,684)       (33,722)           391           (442)         1,006           (430)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (19,626,347)     7,304,334      2,313,874      6,740,467     (2,991,038)       443,288       (751,989)       358,680
     258,781,799    251,477,465     80,023,935     73,283,468      2,991,038      2,547,750        751,989        393,309
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $239,155,452   $258,781,799   $ 82,337,809   $ 80,023,935   $         --   $  2,991,038   $         --   $    751,989
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004


                                                                       AMSOUTH                        AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $     (49,413)  $    (53,985)  $     88,286   $    (26,687)
    Net realized gain (loss) on investments................        398,745          6,159        426,560         (2,620)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (465,126)       202,593       (434,969)       257,002
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (115,794)       154,767         79,877        227,695
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        147,893        198,977         16,300         51,416
    Policyowners' surrenders...............................       (326,496)      (304,428)      (123,822)      (128,719)
    Policyowners' annuity and death benefits...............        (92,979)       (23,711)       (64,050)       (21,436)
    Net transfers from (to) Fixed Account..................        197,162        590,151        108,226        229,951
    Transfers between Investment Divisions.................     (4,267,422)      (182,393)    (1,984,053)       110,755
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................     (4,341,842)       278,596     (2,047,399)       241,967
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            699            (48)           765           (663)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................     (4,456,937)       433,315     (1,966,757)       468,999
NET ASSETS:
    Beginning of year......................................      4,456,937      4,023,622      1,966,757      1,497,758
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $          --   $  4,456,937   $         --   $  1,966,757
                                                             =============   ============   ============   ============

                                                                     JANUS ASPEN                    JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $   4,362,367   $  4,722,954   $   (164,141)  $ (1,151,856)
    Net realized gain (loss) on investments................     (9,965,630)    (4,474,341)   (47,461,038)   (18,343,813)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................     38,444,038     40,046,366     55,854,111     26,904,789
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     32,840,775     40,294,979      8,228,932      7,409,120
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      6,104,824      8,466,524      2,980,888      4,116,985
    Policyowners' surrenders...............................    (57,130,712)   (47,771,158)   (23,957,775)   (21,215,237)
    Policyowners' annuity and death benefits...............     (6,334,256)    (6,407,812)    (2,266,780)    (2,288,198)
    Net transfers from (to) Fixed Account..................     (3,937,485)    (1,642,095)    (1,415,857)    (1,090,554)
    Transfers between Investment Divisions.................    (44,943,210)   (38,084,883)   (28,747,501)   (24,714,699)
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................   (106,240,839)   (85,439,424)   (53,407,025)   (45,191,703)
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................        (14,360)      (115,991)        22,190        (65,371)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................    (73,414,424)   (45,260,436)   (45,155,903)   (37,847,954)
NET ASSETS:
    Beginning of year......................................    599,689,869    644,950,305    255,697,462    293,545,416
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $ 526,275,445   $599,689,869   $210,541,559   $255,697,462
                                                             =============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $   149,693   $   149,618   $  (327,731)  $  (433,994)  $ (4,506,289)  $ (3,890,857)  $    540,153   $    236,947
       (432,943)     (673,123)      708,449     1,836,787      5,760,927      3,499,702     (1,035,631)      (359,754)
             --            --            --            --         72,032             --      8,362,088        843,888
      2,181,162     3,444,066      (279,258)   (2,247,143)    56,261,941     47,628,975      1,357,195     21,258,222
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,897,912     2,920,561       101,460      (844,350)    57,588,611     47,237,820      9,223,805     21,979,303
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      3,073,475     5,912,310       342,122       861,314      5,131,927      4,866,868      2,701,403      3,534,145
     (3,805,836)   (2,557,405)   (1,895,663)   (1,883,394)   (39,677,875)   (27,630,497)   (24,841,947)   (18,372,755)
       (527,515)     (313,320)     (100,315)     (139,715)    (3,216,888)    (3,331,670)    (2,318,177)    (3,457,556)
        926,146     1,320,941        42,936       273,926          5,656      1,051,962       (758,111)       519,114
     (1,401,315)    1,261,938    (4,882,662)   (1,419,495)    21,844,670     15,267,034     (2,063,781)    10,275,155
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (1,735,045)    5,624,464    (6,493,582)   (2,307,364)   (15,912,510)    (9,776,303)   (27,280,613)    (7,501,897)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (174)       (7,095)        6,563          (203)       (68,665)      (124,058)        17,767        (39,953)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        162,693     8,537,930    (6,385,559)   (3,151,917)    41,607,436     37,337,459    (18,039,041)    14,437,453
     47,582,940    39,045,010    27,684,229    30,836,146    384,494,240    347,156,781    239,928,836    225,491,383
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,745,633   $47,582,940   $21,298,670   $27,684,229   $426,101,676   $384,494,240   $221,889,795   $239,928,836
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $  (263,287)  $  (253,140)  $  (370,497)  $  (142,608)  $    (44,936)  $     (4,978)  $   (109,457)  $   (115,589)
       (501,825)     (688,954)   (2,884,125)   (3,662,424)       683,176        176,638        670,467        553,477
             --            --            --            --             --             --             --             --
      2,374,310     3,857,911     5,529,916     9,204,880         44,140        618,262        221,889        547,732
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,609,198     2,915,817     2,275,294     5,399,848        682,380        789,922        782,899        985,620
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        196,926       417,932       427,047       613,330          3,363           (847)        15,804        108,516
     (2,935,120)   (2,042,135)   (3,652,448)   (3,025,238)      (447,168)      (413,819)      (930,037)      (771,094)
       (275,666)     (393,162)     (497,283)     (454,115)       (83,132)        (8,802)       (63,167)       (21,737)
       (169,638)      167,795      (352,831)       71,907          6,645         77,535         48,691        145,863
     (1,633,353)     (972,112)   (3,057,098)     (959,730)     1,132,778      1,360,445     (1,004,540)      (586,920)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (4,816,851)   (2,821,682)   (7,132,613)   (3,753,846)       612,486      1,014,512     (1,933,249)    (1,125,372)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (735)       (7,188)           33       (15,568)        (1,017)        (2,284)            25         (3,450)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (3,208,388)       86,947    (4,857,286)    1,630,434      1,293,849      1,802,150     (1,150,325)      (143,202)
     32,103,481    32,016,534    42,547,026    40,916,592      3,945,503      2,143,353      8,167,473      8,310,675
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $28,895,093   $32,103,481   $37,689,740   $42,547,026   $  5,239,352   $  3,945,503   $  7,017,148   $  8,167,473
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                           ROYCE          ROYCE              T. ROWE PRICE
                                                         MICRO-CAP      SMALL-CAP                EQUITY
                                                         PORTFOLIO      PORTFOLIO           INCOME PORTFOLIO
                                                         ----------    -----------    ----------------------------
                                                          2005(a)        2005(b)          2005            2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $   1,529     $   (51,961)   $    280,529    $    279,178
    Net realized gain (loss) on investments..........       29,903          27,568       3,046,854       1,590,010
    Realized gain distribution received..............       87,431         119,725      10,428,146       4,468,125
    Change in unrealized appreciation (depreciation)
      on investments.................................      301,006         205,383      (8,300,049)     17,740,392
                                                         ----------    -----------    ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations..............................      419,869         300,715       5,455,480      24,077,705
                                                         ----------    -----------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,090,666       4,835,240       3,234,095       3,035,824
    Policyowners' surrenders.........................      (71,899)       (139,836)    (18,779,481)    (12,445,881)
    Policyowners' annuity and death benefits.........           --          (8,085)     (1,603,019)     (1,401,414)
    Net transfers from (to) Fixed Account............      538,556         755,429       1,601,514       2,335,449
    Transfers between Investment Divisions...........    2,720,035       7,065,329      20,577,880      22,298,176
                                                         ----------    -----------    ------------    ------------
      Net contributions and (withdrawals)............    6,277,358      12,508,077       5,030,989      13,822,154
                                                         ----------    -----------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (527)           (173)         22,332         (51,858)
                                                         ----------    -----------    ------------    ------------
        Increase (decrease) in net assets............    6,696,700      12,808,619      10,508,801      37,848,001
NET ASSETS:
    Beginning of year................................           --              --     210,362,003     172,514,002
                                                         ----------    -----------    ------------    ------------
    End of year......................................    $6,696,700    $12,808,619    $220,870,804    $210,362,003
                                                         ==========    ===========    ============    ============

                                                                   VAN ECK                      VAN KAMPEN
                                                                  WORLDWIDE                    UIF EMERGING
                                                                    HARD                     MARKETS EQUITY--
                                                                   ASSETS                        CLASS I
                                                         ---------------------------    --------------------------
                                                             2005           2004           2005           2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $ (1,286,729)   $  (355,555)   $  (598,963)   $  (323,589)
    Net realized gain (loss) on investments..........       3,026,544        891,456        428,834     (2,237,707)
    Realized gain distribution received..............              --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      40,533,605      6,253,833     17,119,388     10,682,534
                                                         ------------    -----------    -----------    -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      42,273,420      6,789,734     16,949,259      8,121,238
                                                         ------------    -----------    -----------    -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      27,532,054     11,138,000        992,832        756,714
    Policyowners' surrenders.........................      (6,170,999)    (1,729,565)    (4,322,313)    (3,406,142)
    Policyowners' annuity and death benefits.........        (665,627)      (175,456)      (341,883)      (470,417)
    Net transfers from (to) Fixed Account............       7,877,285      2,669,176        553,977        311,044
    Transfers between Investment Divisions...........      51,392,846     11,071,374     12,581,674      2,549,112
                                                         ------------    -----------    -----------    -----------
      Net contributions and (withdrawals)............      79,965,559     22,973,529      9,464,287       (259,689)
                                                         ------------    -----------    -----------    -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (89,805)       (21,840)       (23,644)       (30,453)
                                                         ------------    -----------    -----------    -----------
        Increase (decrease) in net assets............     122,149,174     29,741,423     26,389,902      7,831,096
NET ASSETS:
    Beginning of year................................      47,789,322     18,047,899     48,290,956     40,459,860
                                                         ------------    -----------    -----------    -----------
    End of year......................................    $169,938,496    $47,789,322    $74,680,858    $48,290,956
                                                         ============    ===========    ===========    ===========

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2005
and December 31, 2004

                                                        MAINSTAY VP                    MAINSTAY VP
                                                        BALANCED--                    BASIC VALUE--
                                                       SERVICE CLASS                  SERVICE CLASS
                                                       -------------         -------------------------------
                                                          2005(C)               2005               2004(E)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $   139,189          $  (159,894)        $   (67,395)
    Net realized gain (loss) on investments..........        60,516              415,518             241,967
    Realized gain distribution received..............       307,826              248,847                  --
    Change in unrealized appreciation (depreciation)
      on investments.................................       743,875              352,700           1,279,898
                                                        -----------          -----------         -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,251,406              857,171           1,454,470
                                                        -----------          -----------         -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    27,013,045            4,149,122          10,037,234
    Policyowners' surrenders.........................    (1,212,614)            (959,099)           (541,140)
    Policyowners' annuity and death benefits.........       (51,998)            (102,098)            (16,205)
    Net transfers from (to) Fixed Account............    10,080,984            1,343,499           2,129,230
    Transfers between Investment Divisions...........    39,900,659             (983,522)          1,081,684
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     5,000,000                   --                  --
                                                        -----------          -----------         -----------
      Net contributions and (withdrawals)............    80,730,076            3,447,902          12,690,803
                                                        -----------          -----------         -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (749)                 760              (1,895)
                                                        -----------          -----------         -----------
        Increase (decrease) in net assets............    81,980,733            4,305,833          14,143,378
NET ASSETS:
    Beginning of year................................            --           19,850,375           5,706,997
                                                        -----------          -----------         -----------
    End of year......................................   $81,980,733          $24,156,208         $19,850,375
                                                        ===========          ===========         ===========

                                                                MAINSTAY VP                    MAINSTAY VP
                                                            DEVELOPING GROWTH--              FLOATING RATE--
                                                               SERVICE CLASS                  SERVICE CLASS
                                                       ------------------------------        ---------------
                                                          2005              2004(E)              2005(D)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (239,496)       $  (137,361)         $   935,272
    Net realized gain (loss) on investments..........      191,929             73,680               21,515
    Realized gain distribution received..............           --                 --                   --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,769,139            782,042             (127,369)
                                                       -----------        -----------          -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,721,572            718,361              829,418
                                                       -----------        -----------          -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    4,012,815          7,124,597           26,320,010
    Policyowners' surrenders.........................     (643,530)          (309,470)          (1,146,772)
    Policyowners' annuity and death benefits.........      (58,254)           (22,050)             (41,230)
    Net transfers from (to) Fixed Account............      712,355          1,528,709            7,173,211
    Transfers between Investment Divisions...........     (817,964)           152,924           22,239,455
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --                 --           22,500,000
                                                       -----------        -----------          -----------
      Net contributions and (withdrawals)............    3,205,422          8,474,710           77,044,674
                                                       -----------        -----------          -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (376)            (1,318)              (2,324)
                                                       -----------        -----------          -----------
        Increase (decrease) in net assets............    4,926,618          9,191,753           77,871,768
NET ASSETS:
    Beginning of year................................   13,430,349          4,238,596                   --
                                                       -----------        -----------          -----------
    End of year......................................  $18,356,967        $13,430,349          $77,871,768
                                                       ===========        ===========          ===========

Not all investment divisions are available under all policies.
(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.
(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MainStay VP                  MainStay VP                  MAINSTAY VP                 MAINSTAY VP
             Bond--               Capital Appreciation--           COMMON STOCK--               CONVERTIBLE--
          Service Class                Service Class                SERVICE CLASS               SERVICE CLASS
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $ 1,308,586   $ 1,263,428   $   (718,671)  $   (436,405)  $  (211,405)  $    31,617   $   (47,352)  $   453,711
       (222,185)     (120,641)       587,753        138,540       455,560       104,390       719,997       181,638
             --       583,451             --             --       493,112            --            --            --
       (861,807)     (806,292)     3,242,014      1,516,420     1,488,272     2,151,066     3,107,701     2,142,049
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        224,594       919,946      3,111,096      1,218,555     2,225,539     2,287,073     3,780,346     2,777,398
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     20,677,920    28,326,752      9,222,902     23,617,625     8,746,610    15,004,613    14,819,794    32,545,228
     (3,051,666)   (1,630,614)    (2,266,097)      (923,834)   (1,383,666)     (661,788)   (3,036,382)   (1,718,393)
       (443,548)     (229,185)      (213,149)       (48,557)      (59,276)      (13,750)     (531,969)      (90,073)
      5,064,033     8,056,169      1,807,299      5,080,974     2,215,010     3,151,764     5,511,448    11,513,571
       (495,886)       55,370     (3,504,257)      (492,509)     (674,975)      965,360    (4,754,399)       73,250
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,750,853    34,578,492      5,046,698     27,233,699     8,843,703    18,446,199    12,008,492    42,323,583
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,494)       (4,791)         2,222            (40)        1,282        (3,291)       (5,538)       (7,685)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,972,953    35,493,647      8,160,016     28,452,214    11,070,524    20,729,981    15,783,300    45,093,296
     54,382,220    18,888,573     43,339,891     14,887,677    30,527,548     9,797,567    67,712,173    22,618,877
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $76,355,173   $54,382,220   $ 51,499,907   $ 43,339,891   $41,598,072   $30,527,548   $83,495,473   $67,712,173
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

                                        MainStay VP
           MainStay VP                  High Yield                   MainStay VP                 MainStay VP
          Government--               Corporate Bond--             Income & Growth--        International Equity--
          Service Class                Service Class                Service Class               Service Class
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $   833,013   $ 1,024,910   $ 15,316,330   $ 13,913,633   $   (81,492)  $   108,061   $   262,586   $   (43,116)
       (107,403)     (128,103)     1,655,692        361,833       315,870        86,092       609,956        95,246
             --            --             --             --            --            --     3,389,246            --
       (518,091)     (455,402)   (12,821,049)     4,263,691       556,727     1,079,250       196,131     4,938,118
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        207,519       441,405      4,150,973     18,539,157       791,105     1,273,403     4,457,919     4,990,248
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,346,884    19,050,338    105,292,069    135,148,403     7,218,166     9,312,918    27,433,954    23,853,952
     (2,177,410)   (1,380,706)   (13,390,923)    (5,501,123)   (1,126,645)     (422,105)   (2,052,895)     (710,428)
       (282,116)      (49,221)    (2,288,734)      (646,595)     (128,740)      (30,053)     (475,687)     (128,863)
      4,616,652     4,873,982     22,835,470     24,002,067     3,219,377     2,302,058     6,842,420     5,109,965
     (1,924,506)     (316,483)   (20,282,240)     5,903,008       636,212       326,344     4,093,676     3,086,439
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,579,504    22,177,910     92,165,642    158,905,760     9,818,370    11,489,162    35,841,468    31,211,065
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,008)       (2,564)       (11,440)       (58,909)        2,088        (1,969)       (1,709)      (12,377)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,785,015    22,616,751     96,305,175    177,386,008    10,611,563    12,760,596    40,297,678    36,188,936
     35,721,047    13,104,296    253,812,622     76,426,614    16,714,094     3,953,498    44,769,595     8,580,659
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $49,506,062   $35,721,047   $350,117,797   $253,812,622   $27,325,657   $16,714,094   $85,067,273   $44,769,595
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MainStay VP                 MainStay VP
                                                          Large Cap Growth--            Mid Cap Core--
                                                             Service Class               Service Class
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (259,957)  $  (190,563)  $  (579,976)  $  (217,792)
    Net realized gain (loss) on investments..........       29,691        16,757       824,024       120,785
    Realized gain distribution received..............           --            --     6,927,919       774,026
    Change in unrealized appreciation (depreciation)
      on investments.................................      727,614      (106,780)      195,435     4,387,762
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      497,348      (280,586)    7,367,402     5,064,781
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,987,436     9,002,711    20,930,769    18,091,012
    Policyowners' surrenders.........................     (779,103)     (607,575)   (2,059,284)     (727,901)
    Policyowners' annuity and death benefits.........     (160,302)      (45,733)     (688,829)      (47,234)
    Net transfers from (to) Fixed Account............    1,058,069     2,292,436     5,105,394     4,277,750
    Transfers between Investment Divisions...........   (1,576,678)     (966,782)    6,048,873     2,489,388
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    2,529,422     9,675,057    29,336,923    24,083,015
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        2,749         1,502        (8,082)      (11,921)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    3,029,519     9,395,973    36,696,243    29,135,875
NET ASSETS:
    Beginning of year................................   16,510,727     7,114,754    37,565,560     8,429,685
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $19,540,246   $16,510,727   $74,261,803   $37,565,560
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (33,378)  $   135,182   $  (213,919)  $   (43,521)
    Net realized gain (loss) on investments..........      352,738       154,606       620,648       309,475
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,529,908     1,111,906     2,289,382     3,379,065
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,849,268     1,401,694     2,696,111     3,645,019
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    8,878,845    17,926,443    15,172,383    25,919,825
    Policyowners' surrenders.........................   (1,821,281)     (884,719)   (2,350,138)     (974,606)
    Policyowners' annuity and death benefits.........     (122,041)      (28,772)     (270,747)      (10,553)
    Net transfers from (to) Fixed Account............    2,334,240     4,809,650     3,803,296     6,144,530
    Transfers between Investment Divisions...........   (2,428,851)     (704,132)       91,286     1,352,930
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    6,840,912    21,118,470    16,446,080    32,432,126
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          345        (2,608)        2,085        (5,918)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    8,690,525    22,517,556    19,144,276    36,071,227
NET ASSETS:
    Beginning of year................................   34,204,315    11,686,759    50,586,214    14,514,987
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $42,894,840   $34,204,315   $69,730,490   $50,586,214
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP
         MID CAP GROWTH--             MID CAP VALUE--               S&P 500 INDEX--            SMALL CAP GROWTH--
          SERVICE CLASS                SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS
    --------------------------   --------------------------   ---------------------------   -------------------------
        2005         2004(e)         2005         2004(e)         2005         2004(e)         2005         2004(e)
    -----------------------------------------------------------------------------------------------------------------
    $ (1,291,205)  $  (575,564)  $   (879,800)  $  (173,943)  $   (591,887)  $    471,681   $  (897,571)  $  (487,206)
       1,478,297       677,570      1,303,889       140,015      1,180,491        272,518       576,844       212,295
          49,674            --      5,776,211       614,383             --             --     1,166,930            --
      12,066,986     9,017,157     (1,999,269)    7,035,664      4,864,030      8,340,201       771,281     4,008,944
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      12,303,752     9,119,163      4,201,031     7,616,119      5,452,634      9,084,400     1,617,484     3,734,033
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      29,662,492    29,060,538     40,062,950    34,795,764     44,159,025     70,753,569    16,593,575    26,608,690
      (3,136,101)   (1,306,305)    (3,835,441)   (1,361,139)    (5,910,120)    (3,005,687)   (2,068,567)   (1,423,298)
        (327,561)     (142,289)      (381,359)      (47,597)      (782,201)      (268,779)     (364,896)      (91,716)
       5,408,415     6,356,741     11,498,158     8,978,905     12,064,774     15,775,645     3,394,355     6,127,312
       5,234,721     1,974,479      3,667,262     4,910,904     (4,203,026)     2,375,002    (1,230,278)      753,456
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      36,841,966    35,943,164     51,011,570    47,276,837     45,328,452     85,629,750    16,324,189    31,974,444
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
          (8,924)      (16,684)         6,653       (18,810)        10,467        (11,840)       13,980        (7,084)
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      49,136,794    45,045,643     55,219,254    54,874,146     50,791,553     94,702,310    17,955,653    35,701,393
      60,786,328    15,740,685     71,481,696    16,607,550    132,814,613     38,112,303    49,319,832    13,618,439
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
    $109,923,122   $60,786,328   $126,700,950   $71,481,696   $183,606,166   $132,814,613   $67,275,485   $49,319,832
    ============   ===========   ============   ===========   ============   ============   ===========   ===========

                                     Colonial Small
      Alger American Small          Cap Value Fund,          Dreyfus IP Technology          Fidelity(R) VIP
        Capitalization--           Variable Series--               Growth--                 CONTRAFUND(R)--
         Class S Shares                 Class B                 Service Shares              SERVICE CLASS 2
    -------------------------   ------------------------   -------------------------   --------------------------
       2005         2004(e)        2005        2004(f)        2005         2004(e)         2005         2004(e)
    -------------------------------------------------------------------------------------------------------------
    $  (361,432)  $  (165,727)  $  (163,431)  $    3,033   $  (301,167)  $  (226,976)  $ (1,789,681)  $  (709,526)
        408,732       118,747        14,030          203        21,054       113,983        805,339       113,070
             --            --        30,073       27,573            --            --         17,578            --
      3,567,754     1,876,029     1,058,486        1,048       779,153        80,024     20,024,706     8,705,990
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      3,615,054     1,829,049       939,158       31,857       499,040       (32,969)    19,057,942     8,109,534
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      8,942,206     9,106,509     8,920,496      817,168     4,545,221    10,108,446     50,357,609    44,851,838
       (990,842)     (401,534)     (329,847)         (24)     (992,000)     (584,616)    (4,079,261)   (1,456,588)
        (38,847)      (13,407)      (23,212)          --       (48,211)      (23,572)      (693,129)     (134,820)
      1,679,703     1,847,356     1,952,669       49,822       970,095     2,146,155     12,356,894    10,791,287
      1,114,522     1,575,086     8,661,121      650,198    (2,261,557)     (358,894)     8,543,713     5,045,675
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     10,706,742    12,114,010    19,181,227    1,517,164     2,213,548    11,287,519     66,485,826    59,097,392
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
         (4,299)       (4,150)       (1,498)         (19)        3,777           354        (28,651)      (17,820)
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     14,317,497    13,938,909    20,118,887    1,549,002     2,716,365    11,254,904     85,515,117    67,189,106
     18,296,974     4,358,065     1,549,002           --    19,449,200     8,194,296     86,404,805    19,215,699
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
    $32,614,471   $18,296,974   $21,667,889   $1,549,002   $22,165,565   $19,449,200   $171,919,922   $86,404,805
    ===========   ===========   ===========   ==========   ===========   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                            FIDELITY(R) VIP              FIDELITY(R) VIP
                                                            EQUITY-INCOME--                 MID CAP--
                                                            SERVICE CLASS 2              SERVICE CLASS 2
                                                       --------------------------   --------------------------
                                                           2005         2004(e)         2005          2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (300,882)  $  (320,657)  $ (1,699,382)  $  (484,984)
    Net realized gain (loss) on investments..........       680,571       157,958      1,767,744       176,170
    Realized gain distribution received..............     2,625,478        83,974      1,421,216            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,271,030     5,156,865     17,696,876    10,086,422
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,276,197     5,078,140     19,186,454     9,777,608
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    28,787,807    37,912,960     28,868,064    27,676,531
    Policyowners' surrenders.........................    (3,389,737)   (1,455,786)    (5,769,740)   (1,346,299)
    Policyowners' annuity and death benefits.........      (441,233)      (85,116)      (662,133)     (169,701)
    Net transfers from (to) Fixed Account............     8,175,528     7,529,061      8,167,408     5,792,542
    Transfers between Investment Divisions...........      (354,091)    2,936,845     26,584,995    27,377,145
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............    32,778,274    46,837,964     57,188,594    59,330,218
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         1,936        (7,101)       (29,927)      (20,415)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............    37,056,407    51,909,003     76,345,121    69,087,411
NET ASSETS:
    Beginning of year................................    69,156,757    17,247,754     74,151,605     5,064,194
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $106,213,164   $69,156,757   $150,496,726   $74,151,605
                                                       ============   ===========   ============   ===========

                                                                 MFS(R)                NEUBERGER BERMAN AMT
                                                           UTILITIES SERIES--            MID-CAP GROWTH--
                                                             SERVICE CLASS                   CLASS S
                                                       --------------------------   --------------------------
                                                           2005         2004(g)         2005         2004(e)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,240,809)  $  (118,759)  $   (127,552)  $   (42,285)
    Net realized gain (loss) on investments..........     1,345,942        32,251        194,210        44,444
    Realized gain distribution received..............            --            --             --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    15,148,472     4,016,228      1,031,216       597,813
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    15,253,605     3,929,720      1,097,874       599,972
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    50,779,985    12,619,966      2,931,211     3,566,648
    Policyowners' surrenders.........................    (5,952,786)     (357,193)      (386,653)      (84,158)
    Policyowners' annuity and death benefits.........      (405,223)      (49,452)       (51,635)           --
    Net transfers from (to) Fixed Account............    14,126,974     2,379,686        612,913       730,692
    Transfers between Investment Divisions...........    72,684,839    21,241,132      1,432,364       453,983
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............   131,233,789    35,834,139      4,538,200     4,667,165
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (24,394)       (6,965)          (832)       (1,508)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............   146,463,000    39,756,894      5,635,242     5,265,629
NET ASSETS:
    Beginning of year................................    39,914,766       157,872      5,784,077       518,448
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $186,377,766   $39,914,766   $ 11,419,319   $ 5,784,077
                                                       ============   ===========   ============   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       Janus Aspen Series          Janus Aspen Series          MFS(R) INVESTORS               MFS(R)
           Balanced--              Worldwide Growth--           TRUST SERIES--           RESEARCH SERIES--
         Service Shares              Service Shares              SERVICE CLASS             SERVICE CLASS
    -------------------------   -------------------------   -----------------------   -----------------------
       2005         2004(e)        2005         2004(e)        2005       2004(e)        2005       2004(e)
    ---------------------------------------------------------------------------------------------------------
    $   493,852   $   583,599   $   (57,270)  $   (54,547)  $  (55,639)  $  (26,813)  $  (77,808)  $  (25,827)
        964,368       147,574       268,527       115,752       97,073       25,554      189,516       37,936
             --            --            --            --           --           --           --           --
      3,401,174     3,015,545       817,774       643,853      231,446      301,264      307,341      501,466
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
      4,859,394     3,746,718     1,029,031       705,058      272,880      300,005      419,049      513,575
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     18,494,217    29,613,727     5,609,822    10,432,636    1,418,895    1,826,405    1,998,126    2,116,731
     (3,402,173)   (1,721,304)   (1,142,893)     (553,518)    (311,090)    (107,551)    (252,805)    (144,050)
     (1,069,747)     (171,981)     (259,249)       (6,553)      (5,043)      (5,251)     (17,585)      (4,190)
      5,685,563     8,893,450     1,265,928     2,295,374      373,941      478,904      458,324      538,998
     (3,935,060)       66,432      (999,603)      282,848       74,354       11,871     (115,428)     238,485
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     15,772,800    36,680,324     4,474,005    12,450,787    1,551,057    2,204,378    2,070,632    2,745,974
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
         (4,496)       (8,595)        1,214        (2,741)        (352)        (579)        (360)      (1,179)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     20,627,698    40,418,447     5,504,250    13,153,104    1,823,585    2,503,804    2,489,321    3,258,370
     65,054,050    24,635,603    20,323,598     7,170,494    3,622,761    1,118,957    5,032,178    1,773,808
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
    $85,681,748   $65,054,050   $25,827,848   $20,323,598   $5,446,346   $3,622,761   $7,521,499   $5,032,178
    ===========   ===========   ===========   ===========   ==========   ==========   ==========   ==========

                                      Van Kampen UIF               Victory VIF
          T. Rowe Price                  Emerging                  Diversified
          Equity Income              Markets Equity--                Stock--
          Portfolio--II                  Class II                 Class A Shares
    --------------------------   -------------------------   ------------------------
        2005         2004(e)        2005         2004(e)        2005        2004(h)
    ---------------------------------------------------------------------------------
    $   (112,074)  $    33,866   $  (279,523)  $   (65,856)  $  (160,201)  $    3,493
          (3,860)     (129,339)      472,396       202,906       114,858       18,027
       6,095,020     1,456,677            --            --            --           --
      (2,958,572)    5,825,328     7,406,751     1,869,318     1,027,657      317,404
    ------------   -----------   -----------   -----------   -----------   ----------
       3,020,514     7,186,532     7,599,624     2,006,368       982,314      338,924
    ------------   -----------   -----------   -----------   -----------   ----------
      42,104,279    41,425,016    13,259,666     7,763,796     3,506,384    2,388,147
      (4,028,106)   (1,767,134)     (941,566)     (290,705)     (496,951)    (218,206)
        (636,088)     (123,624)      (80,289)       (5,113)       (9,355)          --
      11,547,871     9,224,798     1,955,206     1,178,214     1,589,358      461,479
       5,878,403     5,787,228     4,328,730       706,355     4,884,430    2,885,624
    ------------   -----------   -----------   -----------   -----------   ----------
      54,866,359    54,546,284    18,521,747     9,352,547     9,473,866    5,517,044
    ------------   -----------   -----------   -----------   -----------   ----------
           8,167       (12,074)      (11,874)       (6,235)       (1,089)        (499)
    ------------   -----------   -----------   -----------   -----------   ----------
      57,895,040    61,720,742    26,109,497    11,352,680    10,455,091    5,855,469
      79,569,828    17,849,086    14,223,839     2,871,159     5,855,469           --
    ------------   -----------   -----------   -----------   -----------   ----------
    $137,464,868   $79,569,828   $40,333,336   $14,223,839   $16,310,560   $5,855,469
    ============   ===========   ===========   ===========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity [including policies formerly known as AmSouth Premium Plus Variable Annuity]), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity [including policies formerly known as AmSouth Premium Plus II Variable Annuity]). Pursuant to an order of approval issued by the Securities and Exchange Commission on October 31, 2005, NYLIAC substituted shares of the AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund held by NYLIAC Variable Annuity Separate Account-III with shares of the MainStay VP S&P 500 Index Portfolio, MainStay VP International Equity Portfolio, MainStay VP Value Portfolio and Fidelity VIP Mid Cap Portfolio, respectively. Effective December 1, 2005, the AmSouth Premium Plus Variable Annuity policies were renamed MainStay Premium Plus Variable Annuity and the AmSouth Premium Plus II Variable Annuity policies were renamed MainStay Premium Plus II Variable Annuity. Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity.

  The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The MainStay VP Cash Management, Calvert Social Balanced, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced - Service Class, MainStay VP Floating Rate - Service Class, Colonial Small Cap Value Fund, Variable
Series - Class B, Fidelity VIP Mid Cap - Service Class 2 and Victory VIF Diversified Stock - Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Basic Value--Initial Class(1)
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(2)
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class(3)
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth--Initial Class(4)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class(5)
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(6)
MainStay VP S&P 500 Index--Initial Class(7)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Basic Value--Service Class(8)
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(9)
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class(10)
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Income & Growth--Service Class(11)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class(12)
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(13)
MainStay VP S&P 500 Index--Service Class(14)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

      Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Dreyfus Large Company Value--Initial Class

  (2) Formerly MainStay VP Growth Equity--Initial Class

  (3) Formerly MainStay VP Lord Abbett Developing Growth--Initial Class

  (4) Formerly MainStay VP American Century Income & Growth--Initial Class

  (5) Formerly MainStay VP Growth--Initial Class

  (6) Formerly MainStay VP Equity Income--Initial Class

  (7) Formerly MainStay VP Indexed Equity--Initial Class

  (8) Formerly MainStay VP Dreyfus Large Company Value--Service Class

  (9) Formerly MainStay VP Growth Equity--Service Class

 (10) Formerly MainStay VP Lord Abbett Developing Growth--Service Class

 (11) Formerly MainStay VP American Century Income & Growth--Service Class

 (12) Formerly MainStay VP Growth--Service Class

 (13) Formerly MainStay VP Equity Income--Service Class

 (14) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies".

  This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2005, the investments of the Separate Account are as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        4,225                  15,644                  13,454
Identified cost...........................      $41,754                $213,679                $390,603


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        6,445                   6,775                   5,489
Identified cost...........................      $77,398                $ 92,829                $ 61,638

  Investment activity for the year ended December 31, 2005 was as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $ 2,601                 $10,272                 $ 1,755
Proceeds from sales.......................        9,794                  38,684                  85,728


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $25,611                 $ 1,426                 $23,719
Proceeds from sales.......................        8,364                  22,713                  11,433

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        177,006            12,771            16,270             2,242            14,918             71,150             4,532
       $177,002          $289,646          $171,517           $17,765          $164,747           $635,321           $48,481


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
          7,657            12,552            22,237             5,652            11,779            13,888             3,490
       $ 72,624          $128,914          $576,036           $49,286          $222,732          $206,983           $55,614

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $142,822           $ 7,837          $  4,708           $ 1,201           $11,446           $ 83,312           $ 3,581
        165,575            61,302            41,316            12,234            43,694            181,004             9,810


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 19,867           $33,641          $ 13,372           $ 5,248           $ 4,527          $  9,069           $ 3,866
         15,220            24,442           107,744            16,334            56,068            40,702            13,524

--------------------------------------------------------------------------------


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Number of shares..............        --              --                  --               --             24,665
Identified cost...............    $   --          $   --            $     --          $    --           $ 45,247

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Number of shares..............         221             347                 537            1,325             10,172
Identified cost...............      $4,204          $5,435            $  6,444          $12,610           $196,865


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Purchases.....................    $  276          $  263            $    379          $   361           $  5,958
Proceeds from sales...........     3,325             869               4,787            2,327              7,539

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Purchases.....................      $2,369          $  890            $  6,651          $13,062           $ 35,968
Proceeds from sales...........       1,799           2,934                 237              480             20,176

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          2,366            13,780             8,735            20,525             7,559             1,503             2,307
        $20,028          $326,535          $193,861          $498,837          $296,579          $ 26,136          $ 36,473


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
          6,140              5,088
       $119,506           $ 46,620

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 2,186          $ 16,722           $16,863          $ 14,538          $  4,117          $    853          $  1,545
          8,990            37,022            35,321           116,567            57,793             5,949             9,037


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
        $85,199           $ 15,155
          6,384              6,232

--------------------------------------------------------------------------------


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       7,837               2,086               5,829                2,227                1,933
Identified cost.........     $81,081             $22,130             $79,144             $ 46,025             $ 37,382


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       1,700               5,438               8,161               10,342                7,314
Identified cost.........     $18,574             $69,140             $88,030             $120,704             $168,628


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $82,711             $ 6,428             $27,816             $ 9,671              $11,581
Proceeds from sales.....       1,690               2,952               4,804               5,311                2,481


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $ 5,252             $38,457             $41,476             $61,585              $52,106
Proceeds from sales.....       2,987               2,789               5,855               5,478                7,257

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    7,100......             1,824             7,761             4,725             36,734             2,313             5,941
    77,5$79.....          $15,709           $77,009           $51,066           $360,316           $25,490          $ 79,383

                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    6,096......             2,469             4,055             1,394              1,215             2,490             5,610
    61,7$79.....          $40,088           $63,166           $27,005           $ 20,584           $20,883          $142,104

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    19,4$12.....          $ 4,877           $81,106           $20,239           $132,692           $11,510           $41,957
    7,431......             1,895             4,118             5,831             24,903             1,757             2,442


                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    20,2$79.....          $10,878           $19,471           $12,349           $ 19,972           $ 5,592           $67,632
    3,643......             4,043             3,236             1,973                951             3,705             2,999

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        4,227             4,355              3,229                935                285               462
Identified cost......      $98,463          $122,892           $ 78,614            $23,937            $ 4,863            $6,621

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $39,400          $ 64,049           $ 24,607            $ 6,805            $ 2,184            $2,951
Proceeds from
sales................        4,356             6,926              8,317              2,339                683               949

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
           7,945               570              6,331              2,752              1,372
        $168,005          $  9,816           $133,565            $30,976            $15,013

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
        $137,849          $  5,655           $ 64,774            $20,402            $10,710
           7,177             1,211              3,900              2,067              1,366

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity policies), which are also part of Series III and MainStay Premium Plus II Variable Annuity policies (including policies formerly known as AmSouth Premium Plus II Variable Annuity), which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity) and MainStay Premium Plus II Variable Annuity (including policies formerly known as AmSouth Premium Plus II Variable Annuity), there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:


                                                                    MAINSTAY VP                     MAINSTAY VP
                                                                   BASIC VALUE--                      BOND--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                                -------------------           -----------------------
                                                                2005           2004            2005             2004
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................     41            232               138              200
Units Redeemed..............................................    (479)          (297)          (1,573)          (2,470)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (438)          (65)           (1,435)          (2,270)
                                                                ====           ====           ======           ======
SERIES II POLICIES
Units Issued................................................      1              1                 6               --
Units Redeemed..............................................     (8)            (3)              (15)             (25)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     (7)            (2)               (9)             (25)
                                                                ====           ====           ======           ======
SERIES III POLICIES
Units Issued................................................     14            139                25               37
Units Redeemed..............................................    (237)          (92)             (594)          (1,014)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (223)           47              (569)            (977)
                                                                ====           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................      5             15                39               43
Units Redeemed..............................................    (17)           (12)             (157)            (319)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (12)             3              (118)            (276)
                                                                ====           ====           ======           ======
SERIES V POLICIES
Units Issued................................................     --             16                 2                1
Units Redeemed..............................................     --             --                (2)              (9)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             16                --               (8)
                                                                ====           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................     --             --                --               --
Units Redeemed..............................................     --             --                --               --
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             --                --               --
                                                                ====           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP
          CAPITAL                               MAINSTAY VP       MAINSTAY VP
      APPRECIATION--         MAINSTAY VP      COMMON STOCK--     CONVERTIBLE--
       INITIAL CLASS       CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS
    -------------------   -----------------   ---------------   ---------------
     2005       2004       2005      2004      2005     2004     2005     2004
    ---------------------------------------------------------------------------
       283        352      15,639    12,261      143      191      131      201
    (4,713)    (3,337)    (33,050)  (42,654)  (2,377)  (1,712)  (1,616)  (1,016)
    ------     ------     -------   -------   ------   ------   ------   ------
    (4,430)    (2,985)    (17,411)  (30,393)  (2,234)  (1,521)  (1,485)    (815)
    ======     ======     =======   =======   ======   ======   ======   ======
        --          2       1,330     1,341       --        2        2        3
       (40)       (24)     (1,616)   (1,380)     (27)     (17)     (29)     (18)
    ------     ------     -------   -------   ------   ------   ------   ------
       (40)       (22)       (286)      (39)     (27)     (15)     (27)     (15)
    ======     ======     =======   =======   ======   ======   ======   ======
        55        227      14,676    23,814       40      142       49      112
      (807)      (710)    (15,902)  (32,703)    (600)    (374)  (1,004)    (280)
    ------     ------     -------   -------   ------   ------   ------   ------
      (752)      (483)     (1,226)   (8,889)    (560)    (232)    (955)    (168)
    ======     ======     =======   =======   ======   ======   ======   ======
        22         55      20,549    24,505       23       31       29       67
      (120)       (61)    (19,326)  (23,347)     (74)     (45)    (129)     (63)
    ------     ------     -------   -------   ------   ------   ------   ------
       (98)        (6)      1,223     1,158      (51)     (14)    (100)       4
    ======     ======     =======   =======   ======   ======   ======   ======
         2         --       1,798     3,216        4        5        1        7
        (5)        --      (2,011)   (2,910)      (6)      (1)      (3)      (3)
    ------     ------     -------   -------   ------   ------   ------   ------
        (3)        --        (213)      306       (2)       4       (2)       4
    ======     ======     =======   =======   ======   ======   ======   ======
        --         --      12,863    15,234       --       --       --       --
        --         --     (14,764)   (8,387)      --       --       --       --
    ------     ------     -------   -------   ------   ------   ------   ------
        --         --      (1,901)    6,847       --       --       --       --
    ======     ======     =======   =======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP
                                                                     DEVELOPING                       MAINSTAY VP
                                                                      GROWTH--                       GOVERNMENT--
                                                                    INITIAL CLASS                    INITIAL CLASS
                                                                ---------------------           -----------------------
                                                                 2005            2004            2005             2004
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................        26            29               152              205
Units Redeemed..............................................    (1,234)          (306)          (1,644)          (3,140)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................    (1,208)          (277)          (1,492)          (2,935)
                                                                ======           ====           ======           ======
SERIES II POLICIES
Units Issued................................................         2            --                 4               --
Units Redeemed..............................................        (2)           (7)              (35)             (45)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            (7)              (31)             (45)
                                                                ======           ====           ======           ======
SERIES III POLICIES
Units Issued................................................        20            33                25               19
Units Redeemed..............................................       (83)          (77)             (762)          (1,213)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................       (63)          (44)             (737)          (1,194)
                                                                ======           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................         5            12                23               32
Units Redeemed..............................................       (14)           (5)             (203)            (411)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        (9)            7              (180)            (379)
                                                                ======           ====           ======           ======
SERIES V POLICIES
Units Issued................................................        --            --                 1                2
Units Redeemed..............................................        --            --                (7)             (16)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                (6)             (14)
                                                                ======           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................        --            --                --               --
Units Redeemed..............................................        --            --                --               --
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                --               --
                                                                ======           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP                            MAINSTAY VP
        HIGH YIELD           MAINSTAY VP      INTERNATIONAL       MAINSTAY VP
     CORPORATE BOND--     INCOME & GROWTH--     EQUITY--      LARGE CAP GROWTH--
       INITIAL CLASS        INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    -------------------   -----------------   -------------   -------------------
      2005       2004      2005      2004     2005    2004      2005       2004
    -----------------------------------------------------------------------------
        376        551       78       145      927     919         74        113
     (4,722)    (3,313)    (593)     (368)    (368)   (223)    (1,509)    (1,316)
     ------     ------     ----      ----     ----    ----     ------     ------
     (4,346)    (2,762)    (515)     (223)     559     696     (1,435)    (1,203)
     ======     ======     ====      ====     ====    ====     ======     ======
          8         71        1        --       16      11          2          1
       (191)       (50)      (2)       (3)     (14)     (4)        (9)       (21)
     ------     ------     ----      ----     ----    ----     ------     ------
       (183)        21       (1)       (3)       2       7         (7)       (20)
     ======     ======     ====      ====     ====    ====     ======     ======
        189        305       48       111      320     357         15         89
     (1,644)      (842)     (58)      (79)    (121)    (90)      (531)      (500)
     ------     ------     ----      ----     ----    ----     ------     ------
     (1,455)      (537)     (10)       32      199     267       (516)      (411)
     ======     ======     ====      ====     ====    ====     ======     ======
         59        312        8        28       83      72          8         31
       (425)      (151)     (22)       (9)     (17)    (12)       (68)       (29)
     ------     ------     ----      ----     ----    ----     ------     ------
       (366)       161      (14)       19       66      60        (60)         2
     ======     ======     ====      ====     ====    ====     ======     ======
          2          3        4         1        4      21          1          3
        (16)       (23)      --        --       (5)     --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
        (14)       (20)       4         1       (1)     21          1          3
     ======     ======     ====      ====     ====    ====     ======     ======
         --         --       --        --       --      --         --         --
         --         --       --        --       --      --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
         --         --       --        --       --      --         --         --
     ======     ======     ====      ====     ====    ====     ======     ======

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP                    MAINSTAY VP
                                                                      MID CAP                        MID CAP
                                                                      CORE--                        GROWTH--
                                                                   INITIAL CLASS                  INITIAL CLASS
                                                                -------------------           ---------------------
                                                                2005           2004           2005            2004
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................    904            894            1,313           1,473
Units Redeemed..............................................    (664)          (175)          (979)            (566)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    240            719             334              907
                                                                ====           ====           =====           =====
SERIES II POLICIES
Units Issued................................................     13             --              11                6
Units Redeemed..............................................     (4)            (4)             (3)              (2)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................      9             (4)              8                4
                                                                ====           ====           =====           =====
SERIES III POLICIES
Units Issued................................................    241            184             242              212
Units Redeemed..............................................    (75)           (42)           (123)            (155)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    166            142             119               57
                                                                ====           ====           =====           =====
SERIES IV POLICIES
Units Issued................................................     37             69              48               98
Units Redeemed..............................................    (26)           (17)            (33)             (33)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     11             52              15               65
                                                                ====           ====           =====           =====
SERIES V POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             (2)             (4)              (1)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             (2)             (4)              (1)
                                                                ====           ====           =====           =====
SERIES VI POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             --              --               --
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             --              --               --
                                                                ====           ====           =====           =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
       MID CAP           S&P 500         SMALL CAP       MAINSTAY VP
       VALUE--           INDEX--         GROWTH--      TOTAL RETURN--
    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------   ---------------   -------------   ---------------
     2005    2004     2005     2004    2005    2004     2005     2004
    ------------------------------------------------------------------
     1,364   1,617      294      393    123     476       136      185
    (1,170)  (465)   (4,025)  (2,604)  (885)   (278)   (2,688)  (1,794)
    ------   -----   ------   ------   ----    ----    ------   ------
       194   1,152   (3,731)  (2,211)  (762)    198    (2,552)  (1,609)
    ======   =====   ======   ======   ====    ====    ======   ======
        29     11         8       17      4       2        --        2
       (39)    (9)      (39)     (34)   (13)     (3)      (30)    (156)
    ------   -----   ------   ------   ----    ----    ------   ------
       (10)     2       (31)     (17)    (9)     (1)      (30)    (154)
    ======   =====   ======   ======   ====    ====    ======   ======
       364    496       119      451     39      73         4       65
      (241)  (144)     (926)    (463)  (316)   (148)     (561)    (166)
    ------   -----   ------   ------   ----    ----    ------   ------
       123    352      (807)     (12)  (277)    (75)     (557)    (101)
    ======   =====   ======   ======   ====    ====    ======   ======
        46    104        48      175     15      36        18       33
       (77)   (60)     (157)     (79)   (64)    (36)      (81)     (44)
    ------   -----   ------   ------   ----    ----    ------   ------
       (31)    44      (109)      96    (49)     --       (63)     (11)
    ======   =====   ======   ======   ====    ====    ======   ======
         2      5         2       12     --      --         2        5
       (13)    (2)       (8)      (2)    (4)     (1)       (7)      (2)
    ------   -----   ------   ------   ----    ----    ------   ------
       (11)     3        (6)      10     (4)     (1)       (5)       3
    ======   =====   ======   ======   ====    ====    ======   ======
        --     --        --       --     --      --        --       --
        --     --        --       --     --      --        --       --
    ------   -----   ------   ------   ----    ----    ------   ------
        --     --        --       --     --      --        --       --
    ======   =====   ======   ======   ====    ====    ======   ======

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                          ALGER AMERICAN
                                                                    VALUE--                        SMALL CAPITALIZATION--
                                                                 INITIAL CLASS                         CLASS O SHARES
                                                           --------------------------              ----------------------
                                                            2005                2004               2005              2004
                                                           --------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       153                 213               89                112
Units Redeemed.........................................    (1,604)             (1,062)             (811)             (591)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................    (1,451)               (849)             (722)             (479)
                                                           ======              ======              ====              ====
SERIES II POLICIES
Units Issued...........................................         1                  --                2                  6
Units Redeemed.........................................       (11)                (14)             (12)               (11)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (10)                (14)             (10)                (5)
                                                           ======              ======              ====              ====
SERIES III POLICIES
Units Issued...........................................       217                 223               10                260
Units Redeemed.........................................      (236)               (207)             (249)             (200)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (19)                 16              (239)               60
                                                           ======              ======              ====              ====
SERIES IV POLICIES
Units Issued...........................................        30                  45               31                 20
Units Redeemed.........................................      (119)                (57)             (12)               (10)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (89)                (12)              19                 10
                                                           ======              ======              ====              ====
SERIES V POLICIES
Units Issued...........................................        --                   1               --                  5
Units Redeemed.........................................        (6)                 (2)              (2)                --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        (6)                 (1)              (2)                 5
                                                           ======              ======              ====              ====
SERIES VI POLICIES
Units Issued...........................................        --                  --               --                 --
Units Redeemed.........................................        --                  --               --                 --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        --                  --               --                 --
                                                           ======              ======              ====              ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND    LARGE CAP FUND    MID CAP FUND
    --------------   -------------   ---------------   -------------
    2005    2004     2005    2004     2005     2004    2005    2004
    ----------------------------------------------------------------
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     28       32        4      10       20       45      10      28
    (316)    (37)     (48)     (2)    (480)     (63)   (209)    (18)
    ----     ---     ----    ----     ----      ---    ----     ---
    (288)     (5)     (44)      8     (460)     (18)   (199)     10
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
      7       24        1      10       16       40       3      14
    (41)      (2)     (13)     (1)     (65)      (3)    (23)     (1)
    ----     ---     ----    ----     ----      ---    ----     ---
    (34)      22      (12)      9      (49)      37     (20)     13
    ====     ===     ====    ====     ====      ===    ====     ===

--------------------------------------------------------------------------------



                                                                                                  DREYFUS IP
                                                                      CALVERT                     TECHNOLOGY
                                                                      SOCIAL                       GROWTH--
                                                                     BALANCED                   INITIAL SHARES
                                                                -------------------           -------------------
                                                                2005           2004           2005           2004
                                                                -------------------------------------------------
SERIES I POLICIES
Units Issued................................................     81            163             32              68
Units Redeemed..............................................    (229)          (134)          (545)          (159)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (148)           29            (513)           (91)
                                                                ====           ====           ====           ====
SERIES II POLICIES
Units Issued................................................      2              4             --              --
Units Redeemed..............................................     (3)            (1)            (3)             (6)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     (1)             3             (3)             (6)
                                                                ====           ====           ====           ====
SERIES III POLICIES
Units Issued................................................     65            230             10              25
Units Redeemed..............................................    (83)           (59)           (247)          (274)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (18)           171            (237)          (249)
                                                                ====           ====           ====           ====
SERIES IV POLICIES
Units Issued................................................     90            184              8              34
Units Redeemed..............................................    (51)           (12)           (36)            (13)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     39            172            (28)             21
                                                                ====           ====           ====           ====
SERIES V POLICIES
Units Issued................................................     13             54              1               2
Units Redeemed..............................................     (9)            --             --              (2)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................      4             54              1              --
                                                                ====           ====           ====           ====
SERIES VI POLICIES
Units Issued................................................     67            107             --              --
Units Redeemed..............................................    (16)            (4)            --              --
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     51            103             --              --
                                                                ====           ====           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2005     2004     2005     2004     2005     2004     2005     2004
    ---------------------------------------------------------------------
       893      794      132      684      275      390      195      265
    (1,771)  (1,424)  (1,458)  (1,138)  (4,644)  (4,203)  (3,507)  (3,117)
    ------   ------   ------   ------   ------   ------   ------   ------
      (878)    (630)  (1,326)    (454)  (4,369)  (3,813)  (3,312)  (2,852)
    ======   ======   ======   ======   ======   ======   ======   ======
        24       17        5       52        1        5       --        2
       (31)     (20)     (69)     (17)     (39)     (64)     (29)     (31)
    ------   ------   ------   ------   ------   ------   ------   ------
        (7)      (3)     (64)      35      (38)     (59)     (29)     (29)
    ======   ======   ======   ======   ======   ======   ======   ======
       534      492       49      218       26      118        8       55
      (328)    (351)    (311)    (301)  (1,277)  (1,147)    (497)    (670)
    ------   ------   ------   ------   ------   ------   ------   ------
       206      141     (262)     (83)  (1,251)  (1,029)    (489)    (615)
    ======   ======   ======   ======   ======   ======   ======   ======
       165      127       29       71       39       87       15       37
       (55)     (48)     (48)     (43)    (264)    (203)     (70)     (84)
    ------   ------   ------   ------   ------   ------   ------   ------
       110       79      (19)      28     (225)    (116)     (55)     (47)
    ======   ======   ======   ======   ======   ======   ======   ======
        15        7       16       23        5       10       --        4
        (8)      (2)     (14)      (2)      (6)      (1)      (1)      --
    ------   ------   ------   ------   ------   ------   ------   ------
         7        5        2       21       (1)       9       (1)       4
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                           MFS(R) INVESTORS               MFS(R) RESEARCH              MFS(R) UTILITIES
                                            TRUST SERIES--                   SERIES--                      SERIES--
                                             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
                                          -------------------           -------------------           -------------------
                                          2005           2004           2005           2004           2005           2004
                                          -------------------------------------------------------------------------
SERIES I POLICIES
Units Issued..........................     20             43             41             63             76             80
Units Redeemed........................    (459)          (329)          (596)          (420)          (23)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (439)          (286)          (555)          (357)           53             58
                                          ====           ====           ====           ====           ===            ===
SERIES II POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     (7)            (1)           (10)            (7)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (7)            (1)           (10)            (7)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES III POLICIES
Units Issued..........................      3             21              1             33             26             68
Units Redeemed........................    (66)           (61)           (192)          (104)          (26)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (63)           (40)           (191)          (71)            --             46
                                          ====           ====           ====           ====           ===            ===
SERIES IV POLICIES
Units Issued..........................      4              8              1              4             --             --
Units Redeemed........................    (14)           (11)            (7)            (9)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (10)            (3)            (6)            (5)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES V POLICIES
Units Issued..........................     --              1             --              1             --              2
Units Redeemed........................     (1)            --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (1)             1             --              1             --              2
                                          ====           ====           ====           ====           ===            ===
SERIES VI POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     --             --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     --             --             --             --             --             --
                                          ====           ====           ====           ====           ===            ===

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN
       AMT MID-CAP        ROYCE       ROYCE     T. ROWE PRICE
        GROWTH--        MICRO-CAP   SMALL-CAP   EQUITY INCOME
         CLASS I        PORTFOLIO   PORTFOLIO     PORTFOLIO
    -----------------   ---------   ---------   --------------
     2005      2004      2005(a)     2005(b)     2005    2004
    ----------------------------------------------------------
        4        14        162         395       1,318   1,539
      (98)     (135)        (3)         (8)     (1,163)   (767)
      ---      ----        ---        ----      ------   -----
      (94)     (121)       159         387         155     772
      ===      ====        ===        ====      ======   =====
       --         2          4         119           8       9
       (2)       (4)        --          --         (29)    (27)
      ---      ----        ---        ----      ------   -----
       (2)       (2)         4         119         (21)    (18)
      ===      ====        ===        ====      ======   =====
        3        12        136         226         434     534
      (95)      (26)        (3)         (5)       (247)   (257)
      ---      ----        ---        ----      ------   -----
      (92)      (14)       133         221         187     277
      ===      ====        ===        ====      ======   =====
       --         1        191         286         147     134
       (3)       (4)        (1)         (2)        (65)    (64)
      ---      ----        ---        ----      ------   -----
       (3)       (3)       190         284          82      70
      ===      ====        ===        ====      ======   =====
       --         1          7           6          10      14
       --        --         --          --          (9)     (5)
      ---      ----        ---        ----      ------   -----
       --         1          7           6           1       9
      ===      ====        ===        ====      ======   =====
       --        --         68         149          --      --
       --        --         --          (1)         --      --
      ---      ----        ---        ----      ------   -----
       --        --         68         148          --      --
      ===      ====        ===        ====      ======   =====

--------------------------------------------------------------------------------


                                                                                                    VAN KAMPEN
                                                                                                        UIF
                                                                       VAN ECK                       EMERGING
                                                                      WORLDWIDE                  MARKETS EQUITY--
                                                                     HARD ASSETS                      CLASS I
                                                                ---------------------           -------------------
                                                                 2005            2004           2005           2004
                                                                ---------------------------------------------------
SERIES I POLICIES
Units Issued................................................     1,746           559            605             221
Units Redeemed..............................................      (177)          (93)           (303)          (306)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,569           466            302             (85)
                                                                ======           ===            ====           ====
SERIES II POLICIES
Units Issued................................................        41             6             31              11
Units Redeemed..............................................        (4)           (2)            (2)            (85)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        37             4             29             (74)
                                                                ======           ===            ====           ====
SERIES III POLICIES
Units Issued................................................     1,355           622            352              86
Units Redeemed..............................................      (116)          (31)           (42)            (40)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,239           591            310              46
                                                                ======           ===            ====           ====
SERIES IV POLICIES
Units Issued................................................       791           370             68              34
Units Redeemed..............................................       (29)          (11)            (4)             (5)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       762           359             64              29
                                                                ======           ===            ====           ====
SERIES V POLICIES
Units Issued................................................        24            17              2               2
Units Redeemed..............................................        --            (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        24            16              2               2
                                                                ======           ===            ====           ====
SERIES VI POLICIES
Units Issued................................................       632           224             --              --
Units Redeemed..............................................       (28)           (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       604           223             --              --
                                                                ======           ===            ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                                                 MAINSTAY VP                 MAINSTAY VP
                                                                 BALANCED--                 BASIC VALUE--
                                                                SERVICE CLASS               SERVICE CLASS
                                                                -------------           ----------------------
                                                                   2005(c)              2005           2004(d)
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................        3,192                91              189
Units Redeemed..............................................          (77)              (10)             (11)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        3,115                81              178
                                                                    =====               ===              ===
SERIES II POLICIES
Units Issued................................................          138                 4               --
Units Redeemed..............................................           (2)               (1)              --
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          136                 3               --
                                                                    =====               ===              ===
SERIES III POLICIES
Units Issued................................................        1,834                97              396
Units Redeemed..............................................           (9)              (62)             (15)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,825                35              381
                                                                    =====               ===              ===
SERIES IV POLICIES
Units Issued................................................        1,337               147              296
Units Redeemed..............................................          (17)              (45)             (16)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,320               102              280
                                                                    =====               ===              ===
SERIES V POLICIES
Units Issued................................................          145                12               34
Units Redeemed..............................................           (1)               (3)              (1)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          144                 9               33
                                                                    =====               ===              ===
SERIES VI POLICIES
Units Issued................................................        1,290                92              235
Units Redeemed..............................................          (15)              (48)              (6)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,275                44              229
                                                                    =====               ===              ===

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005, (Commencement of Operations) through December 31, 2005.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP          MAINSTAY VP          MAINSTAY VP      MAINSTAY VP
        BOND--       CAPITAL APPRECIATION--   COMMON STOCK--   CONVERTIBLE--
    SERVICE CLASS        SERVICE CLASS        SERVICE CLASS    SERVICE CLASS
    --------------   ----------------------   --------------   --------------
    2005   2004(d)     2005       2004(d)     2005   2004(d)   2005   2004(d)
    -------------------------------------------------------------------------
    421       462       208         423       170      237     295      570
    (48)      (21)      (73)        (18)      (18)     (12)    (74)     (33)
    ----    -----      ----         ---       ---      ---     ----    ----
    373       441       135         405       152      225     221      537
    ====    =====      ====         ===       ===      ===     ====    ====
     39         1         7           1         3       --      35        2
     (5)       --        (1)         --        --       --      (3)      --
    ----    -----      ----         ---       ---      ---     ----    ----
     34         1         6           1         3       --      32        2
    ====    =====      ====         ===       ===      ===     ====    ====
    651     1,352       288         990       215      574     364    1,393
    (160)     (56)     (228)        (68)      (66)     (15)    (252)    (61)
    ----    -----      ----         ---       ---      ---     ----    ----
    491     1,296        60         922       149      559     112    1,332
    ====    =====      ====         ===       ===      ===     ====    ====
    737     1,111       188         563       299      546     580    1,153
    (111)     (54)     (146)        (43)      (46)     (29)    (193)    (43)
    ----    -----      ----         ---       ---      ---     ----    ----
    626     1,057        42         520       253      517     387    1,110
    ====    =====      ====         ===       ===      ===     ====    ====
    116        99        15          31         7       14      33       81
    (10)       (4)       (6)         (1)       --       --     (26)      (1)
    ----    -----      ----         ---       ---      ---     ----    ----
    106        95         9          30         7       14       7       80
    ====    =====      ====         ===       ===      ===     ====    ====
    576       653       265         595       182      290     485      875
    (73)      (79)      (72)        (18)      (38)      (3)    (187)    (71)
    ----    -----      ----         ---       ---      ---     ----    ----
    503       574       193         577       144      287     298      804
    ====    =====      ====         ===       ===      ===     ====    ====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                   MAINSTAY VP
                                                                 DEVELOPING GROWTH--             FLOATING RATE--
                                                                    SERVICE CLASS                 SERVICE CLASS
                                                                ----------------------           ---------------
                                                                2005           2004(d)               2005(e)
                                                                ------------------------------------------------
SERIES I POLICIES
Units Issued................................................     97              109                  3,652
Units Redeemed..............................................    (23)              (3)                   (40)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     74              106                  3,612
                                                                ===              ===                  =====
SERIES II POLICIES
Units Issued................................................      4               --                    404
Units Redeemed..............................................     --               --                    (31)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4               --                    373
                                                                ===              ===                  =====
SERIES III POLICIES
Units Issued................................................     96              283                  1,280
Units Redeemed..............................................    (31)             (10)                    (8)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     65              273                  1,272
                                                                ===              ===                  =====
SERIES IV POLICIES
Units Issued................................................    117              255                  1,064
Units Redeemed..............................................    (53)             (15)                   (12)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     64              240                  1,052
                                                                ===              ===                  =====
SERIES V POLICIES
Units Issued................................................      5                9                    171
Units Redeemed..............................................     (1)              (1)                    (7)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4                8                    164
                                                                ===              ===                  =====
SERIES VI POLICIES
Units Issued................................................     75              127                  1,159
Units Redeemed..............................................    (15)              (6)                   (14)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     60              121                  1,145
                                                                ===              ===                  =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(e) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                       MAINSTAY VP
     MAINSTAY VP        HIGH YIELD         MAINSTAY VP            MAINSTAY VP
     GOVERNMENT--    CORPORATE BOND--   INCOME & GROWTH--    INTERNATIONAL EQUITY--
    SERVICE CLASS     SERVICE CLASS       SERVICE CLASS          SERVICE CLASS
    --------------   ----------------   ------------------   ----------------------
    2005   2004(d)    2005    2004(d)    2005     2004(d)      2005       2004(d)
    -------------------------------------------------------------------------------
    342      380      1,507    1,803     113        157         446          336
    (75)     (38)      (230)     (80)    (11)        (2)        (18)          (9)
    ----     ---     ------    -----     ---        ---         ---        -----
    267      342      1,277    1,723     102        155         428          327
    ====     ===     ======    =====     ===        ===         ===        =====
     32       --        280        6      29          1          59            1
     (2)      --        (44)      --      --         --          (4)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     30       --        236        6      29          1          55            1
    ====     ===     ======    =====     ===        ===         ===        =====
    466      924      2,789    5,247     240        312         721        1,028
    (131)    (36)    (1,081)    (186)    (41)       (15)        (76)         (20)
    ----     ---     ------    -----     ---        ---         ---        -----
    335      888      1,708    5,061     199        297         645        1,008
    ====     ===     ======    =====     ===        ===         ===        =====
    428      768      2,855    3,999     215        301         853          815
    (83)     (57)      (844)    (182)    (35)       (14)        (51)         (34)
    ----     ---     ------    -----     ---        ---         ---        -----
    345      711      2,011    3,817     180        287         802          781
    ====     ===     ======    =====     ===        ===         ===        =====
     57       54        323      491      20         22          66           46
     (2)     (25)       (98)     (49)     --         --          (2)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     55       29        225      442      20         22          64           46
    ====     ===     ======    =====     ===        ===         ===        =====
    498      386      2,480    2,423     276        236         708          464
    (167)    (84)      (567)     (59)    (12)        (7)        (35)          (7)
    ----     ---     ------    -----     ---        ---         ---        -----
    331      302      1,913    2,364     264        229         673          457
    ====     ===     ======    =====     ===        ===         ===        =====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                  LARGE CAP GROWTH--                 MID CAP CORE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(d)           2005           2004(d)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    106              129             346              300
Units Redeemed..............................................    (19)             (12)            (20)             (11)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     87              117             326              289
                                                                ===              ===             ===              ===
SERIES II POLICIES
Units Issued................................................      6               --              28                1
Units Redeemed..............................................     --               --              (1)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................      6               --              27                1
                                                                ===              ===             ===              ===
SERIES III POLICIES
Units Issued................................................    125              400             519              718
Units Redeemed..............................................    (99)             (49)            (75)             (24)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     26              351             444              694
                                                                ===              ===             ===              ===
SERIES IV POLICIES
Units Issued................................................    120              326             548              513
Units Redeemed..............................................    (95)             (47)            (47)             (22)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     25              279             501              491
                                                                ===              ===             ===              ===
SERIES V POLICIES
Units Issued................................................     17               20              51               31
Units Redeemed..............................................     --               --              (2)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     17               20              49               31
                                                                ===              ===             ===              ===
SERIES VI POLICIES
Units Issued................................................    111              197             660              452
Units Redeemed..............................................    (31)             (54)            (37)              (5)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     80              143             623              447
                                                                ===              ===             ===              ===

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
    MID CAP GROWTH--   MID CAP VALUE--   S&P 500 INDEX--   SMALL CAP GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ------------------
    2005    2004(d)    2005    2004(d)   2005    2004(d)    2005     2004(d)
    -------------------------------------------------------------------------
     481       477      653       497     963     1,155      353       421
     (30)      (21)     (43)      (16)   (106)      (48)     (25)      (20)
     ---     -----     -----    -----    -----    -----     ----       ---
     451       456      610       481     857     1,107      328       401
     ===     =====     =====    =====    =====    =====     ====       ===
      51         1       48         3      62         2       20         1
      (1)       --       (2)       --      (3)       --       (1)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      50         1       46         3      59         2       19         1
     ===     =====     =====    =====    =====    =====     ====       ===
     645     1,097     1,148    1,402    1,214    3,126      359       942
     (85)      (37)     (96)      (42)   (356)      (80)    (115)      (61)
     ---     -----     -----    -----    -----    -----     ----       ---
     560     1,060     1,052    1,360     858     3,046      244       881
     ===     =====     =====    =====    =====    =====     ====       ===
     728       833     1,255    1,175    1,230    2,188      484       807
     (68)      (41)     (94)      (37)   (305)      (94)     (82)      (38)
     ---     -----     -----    -----    -----    -----     ----       ---
     660       792     1,161    1,138     925     2,094      402       769
     ===     =====     =====    =====    =====    =====     ====       ===
      33        46       79        53     105       117       28        43
      (2)       (1)      (2)       (1)    (13)       (8)      (2)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      31        45       77        52      92       109       26        43
     ===     =====     =====    =====    =====    =====     ====       ===
     714       602      927       880    1,072    1,201      307       608
     (37)      (38)     (92)      (18)   (118)      (55)     (63)      (52)
     ---     -----     -----    -----    -----    -----     ----       ---
     677       564      835       862     954     1,146      244       556
     ===     =====     =====    =====    =====    =====     ====       ===

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                    TOTAL RETURN--                      VALUE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(D)           2005           2004(D)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    210              348             294               425
Units Redeemed..............................................    (46)             (18)            (39)              (15)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    164              330             255               410
                                                                ====             ===             ====            =====
SERIES II POLICIES
Units Issued................................................      1               --              18                 1
Units Redeemed..............................................     --               --              (1)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................      1               --              17                 1
                                                                ====             ===             ====            =====
SERIES III POLICIES
Units Issued................................................    349              869             397             1,138
Units Redeemed..............................................    (164)            (59)            (102)             (32)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    185              810             295             1,106
                                                                ====             ===             ====            =====
SERIES IV POLICIES
Units Issued................................................    203              478             377               735
Units Redeemed..............................................    (110)            (28)            (69)              (26)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     93              450             308               709
                                                                ====             ===             ====            =====
SERIES V POLICIES
Units Issued................................................     13               30              20                29
Units Redeemed..............................................     (2)              (1)             (7)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     11               29              13                29
                                                                ====             ===             ====            =====
SERIES VI POLICIES
Units Issued................................................    223              395             416               511
Units Redeemed..............................................    (69)             (48)            (21)              (17)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    154              347             395               494
                                                                ====             ===             ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             COLONIAL SMALL CAP
        ALGER AMERICAN          VALUE FUND,       DREYFUS IP TECHNOLOGY    FIDELITY(R) VIP
    SMALL CAPITALIZATION--   VARIABLE SERIES--           GROWTH--          CONTRAFUND(R)--
        CLASS S SHARES            CLASS B             SERVICE SHARES       SERVICE CLASS 2
    ----------------------   ------------------   ----------------------   ---------------
      2005       2004(d)      2005     2004(f)      2005       2004(d)     2005    2004(d)
    --------------------------------------------------------------------------------------
       168         161         667        49         159         191        894       661
       (14)         (6)        (12)       --         (40)        (18)       (57)      (24)
       ---         ---         ---        --        ----         ---       -----    -----
       154         155         655        49         119         173        837       637
       ===         ===         ===        ==        ====         ===       =====    =====
        11           1          24         1           6          --         98         3
        (1)         --          (1)       --          --          --         (3)       --
       ---         ---         ---        --        ----         ---       -----    -----
        10           1          23         1           6          --         95         3
       ===         ===         ===        ==        ====         ===       =====    =====
       182         332         425        29          83         396       1,085    1,688
       (25)        (10)         (9)       --        (111)        (19)      (103)      (38)
       ---         ---         ---        --        ----         ---       -----    -----
       157         322         416        29         (28)        377        982     1,650
       ===         ===         ===        ==        ====         ===       =====    =====
       275         315         459        41         173         307       1,722    1,580
       (22)        (15)         (5)       --         (88)        (25)      (114)      (43)
       ---         ---         ---        --        ----         ---       -----    -----
       253         300         454        41          85         282       1,608    1,537
       ===         ===         ===        ==        ====         ===       =====    =====
        12          17          23        --           5          11        164       113
        (1)         (1)         --        --          --          (2)       (11)       (2)
       ---         ---         ---        --        ----         ---       -----    -----
        11          16          23        --           5           9        153       111
       ===         ===         ===        ==        ====         ===       =====    =====
       163         166         248        27          72         173       1,159      977
       (20)         (2)         (2)       --         (63)        (30)       (49)      (22)
       ---         ---         ---        --        ----         ---       -----    -----
       143         164         246        27           9         143       1,110      955
       ===         ===         ===        ==        ====         ===       =====    =====

--------------------------------------------------------------------------------



                                       FIDELITY(R) VIP                    FIDELITY(R)                     JANUS ASPEN
                                       EQUITY-INCOME--                   VIP MID CAP--                 SERIES BALANCED--
                                       SERVICE CLASS 2                  SERVICE CLASS 2                  SERVICE SHARES
                                    ----------------------           ---------------------           ----------------------
                                    2005           2004(d)           2005            2004            2005           2004(d)
                                    ---------------------------------------------------------------------------------------
SERIES I POLICIES
Units Issued....................    570               578            1,760           1,908           379               538
Units Redeemed..................    (36)              (19)           (217)            (70)           (86)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    534               559            1,543           1,838           293               514
                                    ====            =====            =====           =====           ====            =====
SERIES II POLICIES
Units Issued....................     65                 1              33               7             55                 1
Units Redeemed..................     (3)               --              (1)             --             (1)               --
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     62                 1              32               7             54                 1
                                    ====            =====            =====           =====           ====            =====
SERIES III POLICIES
Units Issued....................    725             1,379             973            1,452           547             1,179
Units Redeemed..................    (94)              (31)            (99)            (22)           (285)             (63)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    631             1,348             874            1,430           262             1,116
                                    ====            =====            =====           =====           ====            =====
SERIES IV POLICIES
Units Issued....................    865             1,174             909             951            649             1,202
Units Redeemed..................    (100)             (53)            (62)            (26)           (191)             (55)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    765             1,121             847             925            458             1,147
                                    ====            =====            =====           =====           ====            =====
SERIES V POLICIES
Units Issued....................    100               123              71              77             98                83
Units Redeemed..................    (13)              (11)             (8)             --            (10)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     87               112              63              77             88                59
                                    ====            =====            =====           =====           ====            =====
SERIES VI POLICIES
Units Issued....................    698               889             666             625            422               652
Units Redeemed..................    (150)             (18)            (41)             (5)           (172)             (35)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    548               871             625             620            250               617
                                    ====            =====            =====           =====           ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    Janus Aspen Series   MFS(R) INVESTORS         MFS(R)               MFS(R)
    WORLDWIDE GROWTH--    TRUST SERIES--    RESEARCH SERIES--    UTILITIES SERIES--
      SERVICE SHARES      SERVICE CLASS       SERVICE CLASS         SERVICE CLASS
    ------------------   ----------------   ------------------   -------------------
     2005     2004(d)    2005    2004(d)     2005     2004(d)     2005      2004(g)
    --------------------------------------------------------------------------------
      158       188        27       60        44        42        3,456      1,111
      (39)      (12)       (5)      (2)       (6)       (3)        (202)       (19)
      ---       ---       ---       --       ---        --        -----      -----
      119       176        22       58        38        39        3,254      1,092
      ===       ===       ===       ==       ===        ==        =====      =====
       11        --        --       --         5        --          120         12
       --        --        --       --        --        --           (5)        --
      ---       ---       ---       --       ---        --        -----      -----
       11        --        --       --         5        --          115         12
      ===       ===       ===       ==       ===        ==        =====      =====
      137       431        40       46        47        77        2,015        761
      (92)      (19)       (2)      (2)      (22)       (5)         (94)        (5)
      ---       ---       ---       --       ---        --        -----      -----
       45       412        38       44        25        72        1,921        756
      ===       ===       ===       ==       ===        ==        =====      =====
      162       349        54       53        45        92        1,642        445
      (37)      (29)       (5)      (5)       (8)       (4)         (42)        (6)
      ---       ---       ---       --       ---        --        -----      -----
      125       320        49       48        37        88        1,600        439
      ===       ===       ===       ==       ===        ==        =====      =====
        7        33         6        3         1         1           98         27
       (4)       (2)       --       (1)       --        --           --         --
      ---       ---       ---       --       ---        --        -----      -----
        3        31         6        2         1         1           98         27
      ===       ===       ===       ==       ===        ==        =====      =====
      121       167        39       53        63        44        1,649        452
      (37)       (5)      (24)      (4)       (3)       (1)         (58)        (1)
      ---       ---       ---       --       ---        --        -----      -----
       84       162        15       49        60        43        1,591        451
      ===       ===       ===       ==       ===        ==        =====      =====

--------------------------------------------------------------------------------



                                                                   Neuberger Berman
                                                                     AMT Mid-Cap                      T. Rowe Price
                                                                       Growth--                       Equity Income
                                                                       Class S                        Portfolio--II
                                                                ----------------------           -----------------------
                                                                2005           2004(d)           2005            2004(d)
                                                                --------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    135              110              733               563
Units Redeemed..............................................     (8)              (2)             (38)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................    127              108              695               541
                                                                ===              ===             =====            =====
SERIES II POLICIES
Units Issued................................................      3               --               85                 2
Units Redeemed..............................................     --               --               (3)               --
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      3               --               82                 2
                                                                ===              ===             =====            =====
SERIES III POLICIES
Units Issued................................................     79              122             1,000            1,651
Units Redeemed..............................................    (10)              (2)            (122)              (41)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     69              120              878             1,610
                                                                ===              ===             =====            =====
SERIES IV POLICIES
Units Issued................................................    104               95             1,664            1,532
Units Redeemed..............................................     (7)              (3)            (113)              (69)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     97               92             1,551            1,463
                                                                ===              ===             =====            =====
SERIES V POLICIES
Units Issued................................................      5               18              141               162
Units Redeemed..............................................     (4)              (1)             (14)               (9)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      1               17              127               153
                                                                ===              ===             =====            =====
SERIES VI POLICIES
Units Issued................................................     64              150             1,104              963
Units Redeemed..............................................     (7)             (79)             (76)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     57               71             1,028              941
                                                                ===              ===             =====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     Van Kampen UIF
        Emerging           Victory VIF
    Markets Equity--   Diversified Stock--
        Class II          Class A Shares
    ----------------   --------------------
    2005    2004(d)     2005      2004(h)
    ---------------------------------------
     180      109         322       202
     (10)      (6)        (23)      (18)
     ---      ---         ---       ---
     170      103         299       184
     ===      ===         ===       ===
      13       --          13        --
      --       --          --        --
     ---      ---         ---       ---
      13       --          13        --
     ===      ===         ===       ===
     273      230         133       107
     (23)     (33)        (11)       (1)
     ---      ---         ---       ---
     250      197         122       106
     ===      ===         ===       ===
     309      239         221       148
     (14)      (5)         (7)       (1)
     ---      ---         ---       ---
     295      234         214       147
     ===      ===         ===       ===
      22        6          21         1
      --       --          --        --
     ---      ---         ---       ---
      22        6          21         1
     ===      ===         ===       ===
     276      125         180        91
      (8)      (3)         (1)       --
     ---      ---         ---       ---
     268      122         179        91
     ===      ===         ===       ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, 2003, 2002 and 2001:


                                                                           MainStay VP
                                                                    Basic Value--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 33,772   $ 37,374   $ 34,701   $ 34,818   $ 44,680
Units Outstanding..................................       2,904      3,342      3,407      4,314      4,211
Variable Accumulation Unit Value...................    $  11.63   $  11.18   $  10.18   $   8.07   $  10.61
Total Return.......................................        4.0%       9.8%      26.2%     (23.9%)     (5.9%)
Investment Income Ratio............................        0.9%       1.0%       0.8%       0.6%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    336   $    395   $    374   $    309   $    336
Units Outstanding..................................          31         38         40         41         34
Variable Accumulation Unit Value...................    $  10.74   $  10.34   $   9.43   $   7.49   $   9.86
Total Return.......................................        3.8%       9.7%      26.0%     (24.0%)     (6.0%)
Investment Income Ratio............................        0.8%       1.0%       0.8%       0.6%       0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,362   $ 13,234   $ 11,630   $  5,637   $  4,231
Units Outstanding..................................       1,073      1,296      1,249        762        434
Variable Accumulation Unit Value...................    $  10.59   $  10.21   $   9.31   $   7.40   $   9.74
Total Return.......................................        3.8%       9.6%      25.9%     (24.1%)     (6.1%)
Investment Income Ratio............................        0.9%       1.0%       1.0%       0.8%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,129   $  3,137   $  2,835   $    810   $     --
Units Outstanding..................................         272        284        281        101         --
Variable Accumulation Unit Value...................    $  11.49   $  11.06   $  10.07   $   7.99   $     --
Total Return.......................................        3.9%       9.8%      26.1%     (20.1%)        --
Investment Income Ratio............................        0.9%       1.0%       1.1%       2.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    282   $    273   $     46   $     --   $     --
Units Outstanding..................................          19         19          3         --         --
Variable Accumulation Unit Value...................    $  15.03   $  14.52   $  13.28   $     --   $     --
Total Return.......................................        3.5%       9.3%      32.8%         --         --
Investment Income Ratio............................        1.0%       1.0%       1.8%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                          BOND--INITIAL CLASS                            CAPITAL APPRECIATION--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $143,751   $165,678   $196,827   $216,196   $158,984   $282,124   $338,179   $377,779   $330,249   $553,783
             8,911     10,346     12,616     14,282     11,339     15,825     20,255     23,240     25,441     29,099
          $  16.14   $  16.01   $  15.60   $  15.14   $  14.02   $  17.85   $  16.70   $  16.26   $  12.98   $  19.03
              0.8%       2.6%       3.1%       8.0%       7.8%       6.9%       2.7%      25.2%     (31.8%)    (24.3%)
              3.0%       3.3%       3.7%       5.1%       6.4%         --       0.2%       0.2%       0.1%       0.1%

          $  1,139   $  1,250   $  1,536   $  2,094   $  1,100   $    652   $    862   $    976   $    847   $  1,333
                87         96        121        170         96         98        138        160        174        186
          $  13.08   $  13.00   $  12.68   $  12.32   $  11.43   $   6.68   $   6.26   $   6.11   $   4.88   $   7.17
              0.6%       2.5%       2.9%       7.8%       7.6%       6.8%       2.6%      25.0%     (31.9%)    (24.4%)
              3.1%       3.2%       3.3%       5.5%       6.1%         --       0.2%       0.2%       0.1%       0.1%

          $ 46,639   $ 53,616   $ 64,492   $ 42,745   $  7,920   $ 20,832   $ 23,810   $ 25,919   $ 13,383   $ 11,161
             3,643      4,212      5,189      3,538        706      3,416      4,168      4,651      3,001      1,704
          $  12.80   $  12.73   $  12.43   $  12.08   $  11.21   $   6.09   $   5.71   $   5.57   $   4.46   $   6.55
              0.6%       2.4%       2.9%       7.7%       7.5%       6.7%       2.5%      25.0%     (31.9%)    (24.5%)
              3.0%       3.3%       4.2%       8.5%      13.3%         --       0.2%       0.3%       0.1%       0.2%

          $ 13,277   $ 14,522   $ 17,219   $  6,150   $     --   $  8,595   $  8,988   $  8,812   $  2,958   $     --
             1,158      1,276      1,552        571         --        839        937        943        396         --
          $  11.47   $  11.39   $  11.10   $  10.77   $     --   $  10.25   $   9.59   $   9.34   $   7.46   $     --
              0.7%       2.6%       3.0%       7.7%         --       6.9%       2.7%      25.2%     (25.4%)        --
              3.1%       3.4%       4.8%      18.9%         --         --       0.2%       0.3%       0.5%         --

          $    271   $    274   $    356   $    137   $     --   $     30   $     58   $     60   $     14   $     --
                25         25         33         13         --          2          5          5          1         --
          $  11.07   $  11.03   $  10.80   $  10.52   $     --   $  12.49   $  11.73   $  11.47   $   9.20   $     --
              0.3%       2.2%       2.6%       5.2%         --       6.4%       2.2%      24.7%      (8.0%)        --
              3.2%       3.2%       4.5%      23.5%         --         --       0.3%       0.3%       1.1%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                         Cash Management
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $104,359   $125,022   $163,925   $263,444   $260,067
Units Outstanding..................................      82,631    100,042    130,435    208,084    205,310
Variable Accumulation Unit Value...................    $   1.27   $   1.25   $   1.26   $   1.27   $   1.27
Total Return.......................................        1.5%      (0.6%)     (0.7%)     (0.1%)      2.4%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  3,519   $  3,728   $  3,796   $ 27,216   $ 16,214
Units Outstanding..................................       3,332      3,618      3,657     25,991     15,454
Variable Accumulation Unit Value...................    $   1.04   $   1.03   $   1.04   $   1.05   $   1.05
Total Return.......................................        1.4%      (0.7%)     (0.9%)     (0.2%)      2.3%
Investment Income Ratio............................        2.8%       0.8%       0.7%       1.4%       3.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,117   $ 40,778   $ 50,236   $ 68,335   $ 31,624
Units Outstanding..................................      38,715     39,941     48,830     65,803     30,376
Variable Accumulation Unit Value...................    $   1.03   $   1.02   $   1.03   $   1.04   $   1.04
Total Return.......................................        1.3%      (0.8%)     (0.9%)     (0.3%)      2.1%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,248   $ 17,481   $ 16,441   $  4,942   $     --
Units Outstanding..................................      18,974     17,751     16,593      4,949         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.5%      (0.6%)     (0.8%)     (0.1%)        --
Investment Income Ratio............................        2.9%       0.9%       0.6%       1.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  2,154   $  2,339   $  2,061   $    170   $     --
Units Outstanding..................................       2,184      2,397      2,091        170         --
Variable Accumulation Unit Value...................    $   0.99   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.1%      (1.0%)     (1.2%)     (0.3%)        --
Investment Income Ratio............................        2.9%       0.8%       0.6%       1.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  7,743   $  9,581   $  2,868   $     --   $     --
Units Outstanding..................................       7,833      9,734      2,887         --         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $     --   $     --
Total Return.......................................        1.2%      (0.9%)     (0.7%)        --         --
Investment Income Ratio............................        2.9%       1.0%       0.6%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                COMMON STOCK--INITIAL CLASS                             CONVERTIBLE--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $234,431   $270,485   $278,265   $244,017   $359,198   $143,841   $162,933   $169,402   $132,023   $144,131
       9,934     12,168     13,689     14,959     16,447      7,778      9,263     10,078      9,467      9,385
    $  23.61   $  22.23   $  20.33   $  16.31   $  21.84   $  18.49   $  17.59   $  16.81   $  13.95   $  15.36
        6.2%       9.4%      24.6%     (25.3%)    (18.2%)      5.1%       4.6%      20.5%      (9.2%)     (3.5%)
        0.9%       1.4%       1.0%       0.9%       0.7%       1.5%       1.8%       2.4%       2.7%       3.8%

    $    902   $  1,065   $  1,077   $  1,249   $  1,763   $  1,313   $  1,516   $  1,599   $  1,651   $  1,733
         110        137        152        219        230        126        153        168        209        199
    $   8.22   $   7.75   $   7.10   $   5.71   $   7.65   $  10.42   $   9.93   $   9.50   $   7.89   $   8.71
        6.0%       9.2%      24.4%     (25.4%)    (18.4%)      5.0%       4.5%      20.4%      (9.3%)     (3.7%)
        0.9%       1.4%       0.9%       0.9%       0.7%       1.4%       1.9%       2.0%       2.6%       3.9%

    $ 30,004   $ 32,680   $ 31,601   $ 21,125   $ 15,827   $ 34,249   $ 41,714   $ 41,469   $ 20,475   $  9,385
       3,632      4,192      4,424      3,678      2,054      3,436      4,391      4,559      2,708      1,125
    $   8.26   $   7.80   $   7.14   $   5.74   $   7.70   $   9.97   $   9.50   $   9.10   $   7.56   $   8.34
        6.0%       9.1%      24.4%     (25.5%)    (18.4%)      4.9%       4.4%      20.3%      (9.4%)     (3.8%)
        1.0%       1.4%       1.2%       1.2%       1.4%       1.4%       1.9%       2.8%       4.0%       7.5%

    $  9,394   $  9,421   $  8,754   $  2,967   $     --   $ 12,116   $ 12,704   $ 12,094   $  3,675   $     --
         805        856        870        367         --        987      1,087      1,083        396         --
    $  11.68   $  11.00   $  10.07   $   8.08   $     --   $  12.28   $  11.68   $  11.17   $   9.27   $     --
        6.1%       9.3%      24.6%     (19.2%)        --       5.1%       4.6%      20.5%      (7.3%)        --
        1.0%       1.4%       1.3%       4.6%         --       1.5%       1.9%       3.0%      11.7%         --

    $    316   $    325   $    247   $     19   $     --   $    229   $    246   $    193   $     13   $     --
          24         26         22          2         --         17         19         15          1         --
    $  13.08   $  12.38   $  11.37   $   9.16   $     --   $  13.56   $  12.96   $  12.44   $  10.37   $     --
        5.7%       8.9%      24.1%      (8.4%)        --       4.7%       4.2%      20.0%       3.7%         --
        1.1%       1.6%       1.6%       6.0%         --       1.5%       2.0%       4.1%      14.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                 DEVELOPING GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 15,387   $ 24,385   $ 25,669   $ 17,566   $ 25,662
Units Outstanding..................................       1,609      2,817      3,094      2,893      2,959
Variable Accumulation Unit Value...................    $   9.57   $   8.66   $   8.30   $   6.07   $   8.67
Total Return.......................................       10.5%       4.4%      36.6%     (30.0%)     (8.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    188   $    174   $    225   $    109   $     52
Units Outstanding..................................          21         21         28         19          6
Variable Accumulation Unit Value...................    $   9.14   $   8.28   $   7.95   $   5.83   $   8.33
Total Return.......................................       10.3%       4.2%      36.4%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  5,528   $  5,538   $  5,667   $  1,601   $    906
Units Outstanding..................................         603        666        710        273        108
Variable Accumulation Unit Value...................    $   9.17   $   8.32   $   7.99   $   5.86   $   8.38
Total Return.......................................       10.3%       4.2%      36.3%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,575   $  1,530   $  1,394   $    321   $     --
Units Outstanding..................................         130        139        132         42         --
Variable Accumulation Unit Value...................    $  12.15   $  11.00   $  10.54   $   7.72   $     --
Total Return.......................................       10.4%       4.3%      36.5%     (22.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     15   $     14   $      8   $     --   $     --
Units Outstanding..................................           1          1          1         --         --
Variable Accumulation Unit Value...................    $  15.01   $  13.64   $  13.13   $     --   $     --
Total Return.......................................       10.0%       3.9%      31.3%         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               MAINSTAY VP
                        MAINSTAY VP                                             HIGH YIELD
                 GOVERNMENT--INITIAL CLASS                            CORPORATE BOND--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $105,432   $127,522   $169,701   $230,480   $115,641   $532,635   $623,762   $617,551   $417,268   $426,004
       6,756      8,248     11,183     15,260      8,293     23,132     27,478     30,240     27,478     28,228
    $  15.61   $  15.46   $  15.17   $  15.10   $  13.94   $  23.05   $  22.70   $  20.42   $  15.19   $  15.09
        1.0%       1.9%       0.5%       8.3%       5.1%       1.5%      11.2%      34.5%       0.6%       3.4%
        2.9%       3.7%       3.6%       4.1%       5.4%       5.5%       6.9%       8.0%      10.4%      12.1%

    $  1,063   $  1,442   $  1,957   $  3,456   $  1,420   $  3,072   $  5,698   $  4,851   $  2,462   $  1,428
          86        117        162        287        128        213        396        375        255        149
    $  12.38   $  12.28   $  12.07   $  12.04   $  11.13   $  14.57   $  14.38   $  12.95   $   9.65   $   9.60
        0.8%       1.7%       0.3%       8.2%       5.0%       1.4%      11.0%      34.3%       0.5%       3.3%
        2.8%       3.7%       2.9%       4.5%       5.5%       4.3%       7.5%       9.3%      15.7%      14.2%

    $ 37,741   $ 46,405   $ 59,899   $ 45,740   $  8,792   $105,143   $124,365   $118,930   $ 43,111   $ 15,118
       3,086      3,823      5,017      3,842        798      7,353      8,808      9,345      4,546      1,601
    $  12.23   $  12.14   $  11.94   $  11.91   $  11.01   $  14.31   $  14.12   $  12.73   $   9.48   $   9.44
        0.8%       1.7%       0.3%       8.1%       5.0%       1.3%      10.9%      34.2%       0.4%       3.2%
        2.8%       3.7%       4.2%       6.0%      10.7%       5.6%       7.2%       9.3%      17.1%      28.7%

    $ 11,975   $ 13,857   $ 17,692   $  9,291   $     --   $ 37,289   $ 42,153   $ 35,842   $  7,503   $     --
       1,082      1,262      1,641        865         --      2,554      2,920      2,759        776         --
    $  11.08   $  10.98   $  10.78   $  10.74   $     --   $  14.65   $  14.44   $  12.99   $   9.67   $     --
        0.9%       1.8%       0.4%       7.4%         --       1.5%      11.1%      34.4%      (3.3%)        --
        2.9%       3.7%       4.4%      13.1%         --       5.6%       7.5%      10.4%      44.0%         --

    $    301   $    361   $    508   $    168   $     --   $  1,179   $  1,399   $  1,542   $     66   $     --
          28         34         48         16         --         78         92        112          6         --
    $  10.73   $  10.68   $  10.52   $  10.52   $     --   $  15.38   $  15.22   $  13.75   $  10.27   $     --
        0.5%       1.4%         --       5.2%         --       1.1%      10.7%      33.9%       2.7%         --
        2.9%       2.7%       5.0%      15.1%         --       6.6%       8.8%      11.9%      50.4%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                  INCOME & GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 42,001   $ 46,438   $ 44,045   $ 43,336   $ 55,929
Units Outstanding..................................       3,636      4,151      4,374      5,461      5,593
Variable Accumulation Unit Value...................    $  11.55   $  11.19   $  10.07   $   7.94   $  10.00
Total Return.......................................        3.2%      11.1%      26.9%     (20.6%)     (9.8%)
Investment Income Ratio............................        1.1%       1.7%       1.4%       1.1%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    314   $    316   $    309   $    213   $     71
Units Outstanding                                            33         34         37         32          9
Variable Accumulation Unit Value...................    $   9.52   $   9.24   $   8.33   $   6.57   $   8.29
Total Return.......................................        3.1%      10.9%      26.7%     (20.8%)    (10.0%)
Investment Income Ratio............................        1.1%       1.7%       1.6%       1.8%       0.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,863   $  8,690   $  7,574   $  3,274   $  1,388
Units Outstanding..................................         949        959        927        507        170
Variable Accumulation Unit Value...................    $   9.34   $   9.06   $   8.17   $   6.45   $   8.15
Total Return.......................................        3.0%      10.9%      26.7%     (20.8%)     (9.9%)
Investment Income Ratio............................        1.2%       1.8%       1.8%       1.7%       1.6%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,369   $  2,452   $  2,018   $    529   $     --
Units Outstanding..................................         200        214        195         65         --
Variable Accumulation Unit Value...................    $  11.85   $  11.48   $  10.34   $   8.15   $     --
Total Return.......................................        3.2%      11.0%      26.8%     (18.5%)        --
Investment Income Ratio............................        1.1%       1.8%       1.9%       6.2%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     66   $     12   $      1   $     --   $     --
Units Outstanding..................................           5          1         --         --         --
Variable Accumulation Unit Value...................    $  13.00   $  12.65   $  11.44   $     --   $     --
Total Return.......................................        2.8%      10.6%      14.4%         --         --
Investment Income Ratio............................        1.6%       1.1%       4.2%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
            INTERNATIONAL EQUITY--INITIAL CLASS                      LARGE CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 67,127   $ 52,910   $ 34,845   $ 23,569   $ 19,878   $ 63,856   $ 79,285   $ 97,271   $ 82,525   $132,751
       3,484      2,925      2,229      1,933      1,537      5,180      6,615      7,818      8,375      9,537
    $  19.26   $  18.09   $  15.63   $  12.19   $  12.94   $  12.33   $  11.98   $  12.44   $   9.85   $  13.92
        6.5%      15.7%      28.2%      (5.7%)    (15.2%)      2.9%      (3.7%)     26.3%     (29.2%)    (17.7%)
        1.8%       1.1%       2.1%       1.5%       1.4%         --       0.2%       0.2%       0.1%         --

    $    633   $    577   $    425   $    257   $    254   $    439   $    473   $    633   $    479   $    537
          54         52         45         34         32         64         71         91         87         69
    $  11.72   $  11.02   $   9.54   $   7.45   $   7.92   $   6.88   $   6.70   $   6.96   $   5.52   $   7.81
        6.3%      15.5%      28.0%      (5.9%)    (15.3%)      2.7%      (3.8%)     26.1%     (29.3%)    (17.9%)
        1.6%       0.9%       0.4%       0.2%       0.6%         --       0.2%       0.2%       0.1%         --

    $ 18,508   $ 15,214   $ 10,625   $  3,599   $  1,063   $ 10,732   $ 13,389   $ 16,377   $  8,998   $  9,015
       1,576      1,377      1,110        481        134      1,827      2,343      2,754      1,907      1,350
    $  11.75   $  11.05   $   9.57   $   7.48   $   7.95   $   5.87   $   5.72   $   5.95   $   4.72   $   6.68
        6.3%      15.5%      27.9%      (5.9%)    (15.4%)      2.7%      (3.9%)     26.0%     (29.4%)    (17.8%)
        1.7%       1.1%       2.3%       2.5%       1.8%         --       0.2%       0.2%       0.1%         --

    $  5,810   $  4,582   $  3,285   $    707   $     --   $  3,000   $  3,497   $  3,610   $  1,117   $     --
         417        351        291         80         --        304        364        362        141         --
    $  13.91   $  13.07   $  11.30   $   8.82   $     --   $   9.87   $   9.60   $   9.97   $   7.90   $     --
        6.4%      15.7%      28.1%     (11.8%)        --       2.9%      (3.7%)     26.2%     (21.0%)        --
        1.8%       1.0%       2.6%       5.9%         --         --       0.2%       0.2%       0.3%         --

    $    386   $    375   $     62   $     14   $     --   $     90   $     77   $     48   $     --   $     --
          25         26          5          1         --          8          7          4         --         --
    $  15.26   $  14.39   $  12.49   $   9.79   $     --   $  11.87   $  11.58   $  12.08   $   9.60   $     --
        6.0%      15.2%      27.6%      (2.1%)        --       2.4%      (4.1%)     25.8%      (4.0%)        --
        1.8%       1.4%       2.1%       6.6%         --         --       0.3%       0.3%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                   Mid Cap Core--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 47,318   $ 38,315   $ 24,078   $ 15,024   $  6,859
Units Outstanding..................................       3,204      2,964      2,245      1,872        734
Variable Accumulation Unit Value...................    $  14.77   $  12.92   $  10.73   $   8.03   $   9.35
Total Return.......................................       14.3%      20.5%      33.6%     (14.1%)     (6.5%)
Investment Income Ratio............................        0.6%       0.6%       0.5%       0.4%       0.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    313   $    155   $    170   $     69   $     --
Units Outstanding..................................          20         11         15          8         --
Variable Accumulation Unit Value...................    $  15.89   $  13.93   $  11.57   $   8.67   $     --
Total Return.......................................       14.1%      20.3%      33.4%     (13.3%)        --
Investment Income Ratio............................        0.7%       0.4%       0.5%       0.5%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 20,574   $ 15,820   $ 11,573   $  3,510   $    241
Units Outstanding..................................       1,348      1,182      1,040        420         25
Variable Accumulation Unit Value...................    $  15.27   $  13.39   $  11.13   $   8.35   $   9.74
Total Return.......................................       14.0%      20.3%      33.3%     (14.3%)     (2.6%)
Investment Income Ratio............................        0.6%       0.5%       0.6%       0.7%       1.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,824   $  5,835   $  4,278   $  1,240   $     --
Units Outstanding..................................         456        445        393        152         --
Variable Accumulation Unit Value...................    $  14.96   $  13.10   $  10.88   $   8.14   $     --
Total Return.......................................       14.2%      20.4%      33.5%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.5%       0.5%       1.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     27   $     24   $     45   $     10   $     --
Units Outstanding..................................           2          2          4          1         --
Variable Accumulation Unit Value...................    $  17.60   $  15.47   $  12.90   $   9.70   $     --
Total Return.......................................       13.7%      20.0%      33.0%      (3.0%)        --
Investment Income Ratio............................        0.5%       0.3%       0.6%       1.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                     MID CAP GROWTH--INITIAL CLASS                           MID CAP VALUE--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,803   $ 54,207   $ 36,546   $ 11,317   $  7,773   $ 96,022   $ 89,742   $ 65,297   $ 44,528   $ 17,502
             5,239      4,905      3,998      1,768        855      7,547      7,353      6,201      5,378      1,781
          $  12.76   $  11.05   $   9.14   $   6.40   $   9.09   $  12.72   $  12.20   $  10.53   $   8.28   $   9.83
             15.5%      20.9%      42.8%     (29.6%)     (9.1%)      4.2%      15.9%      27.2%     (15.8%)     (1.7%)
                --         --         --         --         --       0.8%       0.9%       1.1%       1.3%       1.6%

          $    470   $    292   $    198   $    142   $     55   $    715   $    807   $    678   $    549   $    109
                29         21         17         17          5         57         67         65         67         11
          $  16.26   $  14.10   $  11.68   $   8.19   $  11.65   $  12.59   $  12.10   $  10.45   $   8.23   $   9.78
             15.3%      20.7%      42.6%     (29.7%)     16.5%       4.1%      15.7%      27.0%     (15.9%)     (2.2%)
                --         --         --         --         --       0.7%       0.9%       1.0%       1.6%       2.4%

          $ 26,887   $ 22,005   $ 17,706   $  3,961   $    365   $ 43,214   $ 40,034   $ 30,861   $ 15,132   $  1,409
             2,077      1,958      1,901        606         39      3,378      3,255      2,903      1,806        141
          $  12.96   $  11.24   $   9.32   $   6.54   $   9.30   $  12.79   $  12.30   $  10.63   $   8.38   $   9.96
             15.3%      20.7%      42.5%     (29.7%)     (7.0%)      4.0%      15.7%      26.9%     (15.9%)     (0.4%)
                --         --         --         --         --       0.8%       0.9%       1.2%       2.1%       3.2%

          $  9,387   $  7,944   $  5,924   $  1,392   $     --   $ 13,991   $ 13,799   $ 11,463   $  3,414   $     --
               672        657        592        199         --      1,127      1,158      1,114        422         --
          $  13.96   $  12.09   $  10.01   $   7.01   $     --   $  12.42   $  11.92   $  10.29   $   8.09   $     --
             15.4%      20.8%      42.7%     (29.9%)        --       4.2%      15.9%      27.1%     (19.1%)        --
                --         --         --         --         --       0.8%       0.9%       1.3%       3.9%         --

          $     45   $    106   $    107   $     15   $     --   $    259   $    378   $    302   $    113   $     --
                 2          6          7          2         --         21         32         29         14         --
          $  20.06   $  17.45   $  14.50   $  10.20   $     --   $  12.42   $  11.97   $  10.37   $   8.19   $     --
             15.0%      20.4%      42.1%       2.0%         --       3.8%      15.4%      26.6%     (18.1%)        --
                --         --         --         --         --       0.6%       0.8%       1.2%       3.5%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   S&P 500 INDEX--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $463,829   $533,383   $535,415   $447,495   $647,391
Units Outstanding..................................      19,872     23,603     25,814     27,274     30,265
Variable Accumulation Unit Value...................    $  23.35   $  22.60   $  20.74   $  16.41   $  21.39
Total Return.......................................        3.3%       9.0%      26.4%     (23.3%)    (13.3%)
Investment Income Ratio............................        1.1%       1.5%       1.4%       1.2%       1.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,578   $  1,797   $  1,788   $  1,559   $  1,826
Units Outstanding..................................         179        210        227        250        224
Variable Accumulation Unit Value...................    $   8.83   $   8.56   $   7.87   $   6.23   $   8.14
Total Return.......................................        3.2%       8.8%      26.2%     (23.4%)    (13.4%)
Investment Income Ratio............................        1.1%       1.5%       1.3%       1.4%       1.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 72,357   $ 76,899   $ 70,812   $ 37,642   $ 16,799
Units Outstanding..................................       8,434      9,241      9,253      6,206      2,120
Variable Accumulation Unit Value...................    $   8.58   $   8.32   $   7.65   $   6.07   $   7.92
Total Return.......................................        3.1%       8.7%      26.2%     (23.5%)    (13.5%)
Investment Income Ratio............................        1.2%       1.5%       1.6%       1.8%       2.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 21,290   $ 21,843   $ 19,067   $  5,417   $     --
Units Outstanding..................................       1,826      1,935      1,839        660         --
Variable Accumulation Unit Value...................    $  11.66   $  11.29   $  10.37   $   8.20   $     --
Total Return.......................................        3.3%       8.9%      26.4%     (18.0%)        --
Investment Income Ratio............................        1.2%       1.6%       1.8%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    345   $    414   $    264   $     76   $     --
Units Outstanding..................................          25         31         21          8         --
Variable Accumulation Unit Value...................    $  13.82   $  13.43   $  12.39   $   9.84   $     --
Total Return.......................................        2.9%       8.5%      25.8%      (1.6%)        --
Investment Income Ratio............................        1.1%       1.6%       1.7%       8.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
              SMALL CAP GROWTH--INITIAL CLASS                          TOTAL RETURN--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 38,454   $ 45,369   $ 40,155   $ 17,889   $ 12,197   $179,431   $216,659   $233,917   $213,473   $296,704
       3,613      4,375      4,177      2,600      1,286      9,593     12,145     13,754     14,813     16,939
    $  10.64   $  10.37   $   9.61   $   6.88   $   9.48   $  18.74   $  17.84   $  17.01   $  14.41   $  17.52
        2.6%       7.9%      39.7%     (27.4%)     (5.2%)      5.0%       4.9%      18.0%     (17.7%)    (11.9%)
          --         --         --         --         --       1.4%       1.6%       1.9%       2.3%       2.5%

    $    363   $    449   $    426   $    267   $    268   $    500   $    724   $  1,895   $  1,847   $  2,444
          33         42         43         38         28         58         88        242        278        302
    $  10.89   $  10.63   $   9.86   $   7.07   $   9.76   $   8.60   $   8.20   $   7.83   $   6.64   $   8.09
        2.5%       7.7%      39.5%     (27.5%)     (2.4%)      4.9%       4.7%      17.8%     (17.8%)    (12.1%)
          --         --         --         --         --       1.3%       1.0%       1.7%       2.4%       3.1%

    $ 16,095   $ 18,573   $ 17,970   $  5,362   $    786   $ 18,186   $ 21,718   $ 21,510   $ 11,221   $  5,557
       1,527      1,804      1,879        782         83      2,210      2,767      2,868      1,762        717
    $  10.55   $  10.30   $   9.56   $   6.86   $   9.47   $   8.23   $   7.85   $   7.50   $   6.37   $   7.75
        2.4%       7.7%      39.4%     (27.6%)     (5.3%)      4.8%       4.7%      17.8%     (17.9%)    (12.1%)
          --         --         --         --         --       1.4%       1.7%       2.3%       3.6%       5.2%

    $  7,745   $  8,101   $  7,514   $  1,798   $     --   $  6,488   $  6,866   $  6,662   $  2,063   $     --
         677        726        726        243         --        573        636        647        236         --
    $  11.45   $  11.16   $  10.35   $   7.41   $     --   $  11.33   $  10.79   $  10.29   $   8.73   $     --
        2.6%       7.8%      39.7%     (25.9%)        --       5.0%       4.8%      18.0%     (12.7%)        --
          --         --         --         --         --       1.5%       1.7%       2.6%      11.3%         --

    $     78   $    130   $    126   $     14   $     --   $    308   $    351   $    305   $     12   $     --
           6         10         11          2         --         24         29         26          1         --
    $  12.68   $  12.41   $  11.55   $   8.31   $     --   $  12.74   $  12.19   $  11.67   $   9.93   $     --
        2.2%       7.4%      39.1%     (16.9%)        --       4.6%       4.4%      17.5%      (0.7%)        --
          --         --         --         --         --       1.4%       1.8%       3.1%      23.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       VALUE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $184,372   $205,052   $202,324   $169,824   $213,977
Units Outstanding..................................       8,804     10,255     11,104     11,706     11,482
Variable Accumulation Unit Value...................    $  20.95   $  19.99   $  18.22   $  14.51   $  18.64
Total Return.......................................        4.8%       9.7%      25.6%     (22.2%)     (1.0%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.4%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $    936   $  1,017   $  1,072   $    903   $    802
Units Outstanding..................................          77         87        101        106         73
Variable Accumulation Unit Value...................    $  12.20   $  11.66   $  10.64   $   8.49   $  10.92
Total Return.......................................        4.6%       9.6%      25.4%     (22.3%)     (1.1%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.5%       2.2%

SERIES III POLICIES (c)
Net Assets.........................................    $ 42,103   $ 40,492   $ 36,811   $ 22,026   $ 10,836
Units Outstanding..................................       3,616      3,635      3,619      2,714      1,037
Variable Accumulation Unit Value...................    $  11.65   $  11.14   $  10.17   $   8.11   $  10.44
Total Return.......................................        4.6%       9.5%      25.4%     (22.3%)     (1.2%)
Investment Income Ratio............................        1.2%       1.2%       1.8%       2.1%       3.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,565   $ 11,987   $ 11,041   $  3,870   $     --
Units Outstanding..................................       1,046      1,135      1,147        505         --
Variable Accumulation Unit Value...................    $  11.06   $  10.56   $   9.63   $   7.67   $     --
Total Return.......................................        4.7%       9.7%      25.5%     (23.3%)        --
Investment Income Ratio............................        1.2%       1.2%       1.9%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    179   $    234   $    230   $     50   $     --
Units Outstanding..................................          15         21         22          6         --
Variable Accumulation Unit Value...................    $  11.89   $  11.40   $  10.43   $   8.34   $     --
Total Return.......................................        4.3%       9.2%      25.0%     (16.6%)        --
Investment Income Ratio............................        1.0%       1.1%       2.0%       8.9%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                             ALGER AMERICAN                                            AMSOUTH
                         SMALL CAPITALIZATION--                                        ENHANCED
                             CLASS O SHARES                                          MARKET FUND
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,237   $ 64,616   $ 60,347   $ 44,207   $ 66,445   $     --   $     --   $     --   $     --   $     --
             5,793      6,515      6,994      7,192      7,864         --         --         --         --         --
          $  11.43   $   9.92   $   8.63   $   6.15   $   8.45   $     --   $     --   $     --   $     --   $     --
             15.3%      15.0%      40.4%     (27.3%)    (30.5%)        --         --         --         --         --
                --         --         --         --       0.1%         --         --         --         --         --

          $    430   $    442   $    418   $    417   $    514   $     --   $     --   $     --   $     --   $     --
                54         64         69         97         87         --         --         --         --         --
          $   7.99   $   6.94   $   6.05   $   4.31   $   5.94   $     --   $     --   $     --   $     --   $     --
             15.1%      14.8%      40.2%     (27.4%)    (30.6%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $ 12,448   $ 12,381   $ 10,455   $  5,200   $  5,162   $     --   $  2,576   $  2,415   $  1,562   $  1,112
             1,686      1,925      1,865      1,299        936         --        288        293        239        127
          $   7.40   $   6.43   $   5.61   $   4.00   $   5.51   $     --   $   8.94   $   8.24   $   6.53   $   8.75
             15.0%      14.7%      40.1%     (27.4%)    (30.7%)        --       8.5%      26.2%      25.4%     (12.5%)
                --         --         --         --         --         --       0.9%       0.8%       0.5%       0.1%

          $  3,090   $  2,438   $  2,010   $    376   $     --   $     --   $     --   $     --   $     --   $     --
               204        185        175         46         --         --         --         --         --         --
          $  15.20   $  13.20   $  11.49   $   8.19   $     --   $     --   $     --   $     --   $     --   $     --
             15.2%      14.9%      40.3%     (18.1%)        --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $    133   $    147   $     54   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 7          9          4         --         --         --         --         --         --         --
          $  17.75   $  15.47   $  13.52   $     --   $     --   $     --   $     --   $     --   $     --   $     --
             14.7%      14.4%      35.2%         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $    415   $    133   $     --   $     --
                --         --         --         --         --         --         34         12         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $  12.23   $  11.29   $     --   $     --
                --         --         --         --         --         --       8.4%      12.9%         --         --
                --         --         --         --         --         --       1.1%       1.1%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                  AMSOUTH
                                                                               INTERNATIONAL
                                                                                EQUITY FUND
                                                       --------------------------------------------------------------
                                                          2005         2004         2003         2002         2001
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES II POLICIES (b)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES III POLICIES (c)
Net Assets.........................................    $       --   $      558   $      361   $      139   $      116
Units Outstanding..................................            --           44           36           21           14
Variable Accumulation Unit Value...................    $       --   $    12.65   $    10.16   $     6.71   $     8.16
Total Return.......................................            --        24.5%        51.3%       (17.7%)      (18.4%)
Investment Income Ratio............................            --           --         0.9%         0.3%           --

SERIES IV POLICIES (d)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES V POLICIES (e)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES VI POLICIES (f)
Net Assets.........................................    $       --   $      194   $       32   $       --   $       --
Units Outstanding..................................            --           12            3           --           --
Variable Accumulation Unit Value...................    $       --   $    15.65   $    12.59   $       --   $       --
Total Return.......................................            --        24.3%        25.9%           --           --
Investment Income Ratio............................            --           --         3.1%           --           --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                      AMSOUTH                                              AMSOUTH
                                   LARGE CAP FUND                                        MID CAP FUND
          ----------------------------------------------------------------   ------------------------------------
             2005         2004         2003          2002          2001         2005         2004         2003
          -------------------------------------------------------------------------------------------------------
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $    3,896   $     3,889   $     2,526   $    1,883   $       --   $    1,695   $    1,412
                  --          460           478           385          216           --          199          189
          $       --   $     8.46   $      8.13   $      6.57   $     8.72   $       --   $     8.50   $     7.48
                  --         4.1%         23.8%        (24.7%)      (12.8%)          --        13.7%        32.0%
                  --         0.3%          0.2%          0.2%           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $      561   $       134   $        --   $       --   $       --   $      272   $       86
                  --           49            12            --           --           --           20            7
          $       --   $    11.42   $     10.99   $        --   $       --   $       --   $    13.37   $    11.78
                  --         3.9%          9.9%            --           --           --        13.5%        17.8%
                  --         0.4%          0.4%            --           --           --           --           --

                  AMSOUTH
               MID CAP FUND
          -----------------------
             2002         2001
          -----------------------
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $      826   $      515
                 146           70
          $     5.66   $     7.38
              (23.2%)      (26.2%)
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             CALVERT
                                                                              SOCIAL
                                                                             BALANCED
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 28,572   $ 30,071   $ 27,683   $ 23,139   $ 27,380
Units Outstanding..................................       1,536      1,684      1,655      1,627      1,668
Variable Accumulation Unit Value...................    $  18.61   $  17.86   $  16.73   $  14.22   $  16.41
Total Return.......................................        4.2%       6.8%      17.7%     (13.4%)     (8.3%)
Investment Income Ratio............................        1.7%       1.7%       2.0%       2.7%       3.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    155   $    157   $    125   $    111   $     98
Units Outstanding..................................          16         17         14         15         11
Variable Accumulation Unit Value...................    $   9.66   $   9.29   $   8.71   $   7.42   $   8.57
Total Return.......................................        4.0%       6.6%      17.5%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.9%       1.6%       1.8%       3.1%       3.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,766   $ 10,514   $  8,419   $  3,779   $  1,957
Units Outstanding..................................       1,148      1,166        995        524        235
Variable Accumulation Unit Value...................    $   9.37   $   9.02   $   8.46   $   7.21   $   8.34
Total Return.......................................        4.0%       6.5%      17.4%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.8%       1.8%       2.6%       4.1%       7.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  5,075   $  4,417   $  2,279   $    352   $     --
Units Outstanding..................................         421        382        210         38         --
Variable Accumulation Unit Value...................    $  12.06   $  11.58   $  10.85   $   9.23   $     --
Total Return.......................................        4.1%       6.7%      17.6%      (7.7%)        --
Investment Income Ratio............................        1.9%       2.1%       3.5%      10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    833   $    751   $     70   $      5   $     --
Units Outstanding..................................          64         60          6          1         --
Variable Accumulation Unit Value...................    $  13.02   $  12.55   $  11.81   $  10.08   $     --
Total Return.......................................        3.7%       6.3%      17.1%       0.8%         --
Investment Income Ratio............................        1.9%       2.7%       4.6%      24.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  2,345   $  1,673   $    469   $     --   $     --
Units Outstanding..................................         197        146         43         --         --
Variable Accumulation Unit Value...................    $  11.92   $  11.48   $  10.80   $     --   $     --
Total Return.......................................        3.8%       6.4%       8.0%         --         --
Investment Income Ratio............................        2.1%       2.5%       7.3%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         DREYFUS IP                                            FIDELITY(R)
                    TECHNOLOGY GROWTH--                                    VIP CONTRAFUND(R)--
                       INITIAL SHARES                                         INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 12,609   $ 16,780   $ 17,740   $  4,790   $  3,197   $346,947   $319,270   $291,995   $238,091   $279,422
       1,423      1,936      2,027        815        325     14,328     15,206     15,836     16,358     17,160
    $   8.87   $   8.67   $   8.75   $   5.88   $   9.84   $  24.21   $  21.00   $  18.44   $  14.56   $  16.28
        2.3%      (0.9%)     48.9%     (40.3%)     (1.6%)     15.3%      13.9%      26.7%     (10.6%)    (13.5%)
          --         --         --         --         --       0.3%       0.3%       0.5%       0.8%       0.8%

    $     91   $    113   $    182   $    156   $     23   $  1,588   $  1,465   $  1,321   $    981   $    883
           8         11         17         22          2        126        133        136        128        103
    $  10.79   $  10.56   $  10.67   $   7.18   $  12.03   $  12.68   $  11.02   $   9.69   $   7.66   $   8.58
        2.2%      (1.1%)     48.6%     (40.3%)     20.3%      15.1%      13.7%      26.5%     (10.7%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.4%       0.8%       0.6%

    $  6,397   $  8,362   $ 10,676   $  2,060   $    587   $ 58,804   $ 48,944   $ 41,757   $ 19,347   $  9,054
         715        952      1,201        344         58      4,831      4,625      4,484      2,627      1,097
    $   8.98   $   8.79   $   8.89   $   5.98   $  10.03   $  12.18   $  10.58   $   9.31   $   7.37   $   8.26
        2.1%      (1.1%)     48.6%     (40.4%)      0.3%      15.1%      13.6%      26.4%     (10.8%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.3%       0.6%       0.3%

    $  2,156   $  2,402   $  2,206   $    367   $     --   $ 18,030   $ 14,290   $ 11,685   $  3,664   $     --
         200        228        207         51         --      1,259      1,149      1,070        425         --
    $  10.79   $  10.55   $  10.65   $   7.16   $     --   $  14.33   $  12.43   $  10.93   $   8.63   $     --
        2.3%      (1.0%)     48.8%     (28.4%)        --      15.3%      13.8%      26.6%     (13.7%)        --
          --         --         --         --         --       0.3%       0.3%       0.3%         --         --

    $     45   $     29   $     32   $     --   $     --   $    732   $    526   $    398   $     53   $     --
           3          2          2         --         --         43         36         31          5         --
    $  14.24   $  13.97   $  14.17   $     --   $     --   $  16.91   $  14.73   $  12.99   $  10.30   $     --
        1.9%      (1.4%)     41.7%         --         --      14.8%      13.4%      26.1%       3.0%         --
          --         --         --         --         --       0.3%       0.3%       0.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                     VIP EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2005       2004       2003       2002       2001
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $173,409   $189,506   $179,594   $144,348   $175,541
Units Outstanding..................................     9,399     10,725     11,179     11,548     11,501
Variable Accumulation Unit Value...................  $  18.45   $  17.67   $  16.07   $  12.50   $  15.26
Total Return.......................................      4.4%      10.0%      28.5%     (18.1%)     (6.3%)
Investment Income Ratio............................      1.7%       1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $    662   $  1,372   $    877   $    626   $    529
Units Outstanding..................................        55        119         84         77         53
Variable Accumulation Unit Value...................  $  11.97   $  11.49   $  10.46   $   8.15   $   9.97
Total Return.......................................      4.2%       9.8%      28.3%     (18.2%)     (6.4%)
Investment Income Ratio............................      1.8%       1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 37,734   $ 39,178   $ 36,552   $ 20,493   $ 12,157
Units Outstanding..................................     3,203      3,465      3,548      2,552      1,237
Variable Accumulation Unit Value...................  $  11.78   $  11.31   $  10.30   $   8.03   $   9.83
Total Return.......................................      4.2%       9.8%      28.3%     (18.3%)     (6.5%)
Investment Income Ratio............................      1.7%       1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,392   $  9,223   $  8,099   $  2,204   $     --
Units Outstanding..................................       782        801        773        270         --
Variable Accumulation Unit Value...................  $  12.01   $  11.51   $  10.47   $   8.15   $     --
Total Return.......................................      4.3%       9.9%      28.5%     (18.5%)        --
Investment Income Ratio............................      1.6%       1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    694   $    651   $    370   $     72   $     --
Units Outstanding..................................        58         56         35          9         --
Variable Accumulation Unit Value...................  $  12.00   $  11.54   $  10.54   $   8.24   $     --
Total Return.......................................      3.9%       9.5%      27.9%     (17.6%)        --
Investment Income Ratio............................      1.6%       1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     JANUS ASPEN SERIES                                     JANUS ASPEN SERIES
                         BALANCED--                                         WORLDWIDE GROWTH--
                    INSTITUTIONAL SHARES                                   INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $438,220   $501,432   $541,659   $534,854   $607,299   $189,175   $231,574   $266,039   $250,712   $385,523
      20,068     24,437     28,250     31,372     32,862     11,939     15,251     18,103     20,859     23,563
    $  21.84   $  20.52   $  19.17   $  17.05   $  18.48   $  15.85   $  15.18   $  14.70   $  12.02   $  16.36
        6.5%       7.0%      12.5%      (7.7%)     (6.0%)      4.4%       3.3%      22.3%     (26.5%)    (23.5%)
        2.2%       2.2%       2.2%       2.4%       2.7%       1.3%       1.0%       1.1%       0.9%       0.5%

    $  1,886   $  2,176   $  2,620   $  2,506   $  2,538   $    829   $    985   $  1,136   $  1,024   $  1,111
         167        205        264        283        264        123        152        181        199        159
    $  11.29   $  10.62   $   9.94   $   8.85   $   9.61   $   6.74   $   6.46   $   6.27   $   5.13   $   7.00
        6.3%       6.9%      12.3%      (7.9%)     (6.2%)      4.2%       3.2%      22.1%     (26.6%)    (23.6%)
        2.2%       2.1%       2.2%       2.5%       3.0%       1.3%       0.9%       1.0%       0.7%       0.5%

    $ 65,609   $ 74,259   $ 79,154   $ 54,824   $ 26,039   $ 14,690   $ 16,987   $ 20,011   $ 13,227   $ 11,124
       6,178      7,429      8,458      6,575      2,875      2,375      2,864      3,479      2,806      1,730
    $  10.62   $  10.00   $   9.36   $   8.34   $   9.06   $   6.18   $   5.93   $   5.75   $   4.71   $   6.43
        6.2%       6.8%      12.2%      (7.9%)     (6.1%)      4.2%       3.1%      22.0%     (26.7%)    (23.6%)
        2.2%       2.2%       2.4%       3.1%       4.0%       1.4%       1.0%       1.4%       1.0%       0.7%

    $ 19,881   $ 21,177   $ 21,004   $  8,129   $     --   $  5,713   $  6,016   $  6,275   $  2,078   $     --
       1,691      1,916      2,032        884         --        557        612        659        267         --
    $  11.76   $  11.05   $  10.33   $   9.19   $     --   $  10.25   $   9.83   $   9.52   $   7.79   $     --
        6.4%       7.0%      12.4%      (8.1%)        --       4.3%       3.3%      22.2%     (22.1%)        --
        2.3%       2.3%       2.6%       5.6%         --       1.4%       1.0%       1.3%       2.5%         --

    $    680   $    647   $    513   $     82   $     --   $    134   $    135   $     84   $     --   $     --
          56         57         48          9         --         10         11          7         --         --
    $  12.10   $  11.42   $  10.72   $   9.57   $     --   $  12.97   $  12.48   $  12.13   $   9.96   $     --
        6.0%       6.5%      12.0%      (4.3%)        --       3.9%       2.9%      21.8%      (0.4%)        --
        2.3%       2.4%       2.9%       5.1%         --       1.4%       1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              MFS(R)
                                                                     INVESTORS TRUST SERIES--
                                                                          INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 21,375   $ 24,302   $ 24,572   $ 22,189   $ 29,963
Units Outstanding..................................       2,160      2,599      2,885      3,138      3,303
Variable Accumulation Unit Value...................    $   9.90   $   9.35   $   8.52   $   7.07   $   9.07
Total Return.......................................        5.8%       9.8%      20.5%     (22.1%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    323   $    368   $    340   $    260   $    231
Units Outstanding..................................          37         44         45         41         29
Variable Accumulation Unit Value...................    $   8.75   $   8.28   $   7.55   $   6.28   $   8.07
Total Return.......................................        5.7%       9.6%      20.3%     (22.2%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,819   $  6,024   $  5,795   $  4,309   $  4,146
Units Outstanding..................................         677        740        780        698        522
Variable Accumulation Unit Value...................    $   8.60   $   8.14   $   7.43   $   6.18   $   7.94
Total Return.......................................        5.6%       9.6%      20.2%     (22.2%)    (17.3%)
Investment Income Ratio............................        0.6%       0.6%       0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,287   $  1,319   $  1,236   $    463   $     --
Units Outstanding..................................         113        123        126         57         --
Variable Accumulation Unit Value...................    $  11.37   $  10.75   $   9.80   $   8.14   $     --
Total Return.......................................        5.8%       9.8%      20.4%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.6%       0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     91   $     91   $     74   $     --   $     --
Units Outstanding..................................           6          7          6         --         --
Variable Accumulation Unit Value...................    $  14.35   $  13.62   $  12.46   $     --   $     --
Total Return.......................................        5.4%       9.3%      24.6%         --         --
Investment Income Ratio............................        0.6%       0.6%       0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                           MFS(R)                                                 MFS(R)
                          RESEARCH                                              UTILITIES
                   SERIES--INITIAL CLASS                                  SERIES--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 30,730   $ 34,542   $ 33,395   $ 29,511   $ 46,896   $  2,771   $  1,792   $    870   $    299   $    135
       2,867      3,422      3,779      4,107      4,857        208        155         97         45         15
    $  10.73   $  10.09   $   8.84   $   7.19   $   9.66   $  13.33   $  11.57   $   9.01   $   6.72   $   8.83
        6.3%      14.2%      23.0%     (25.6%)    (22.4%)     15.2%      28.4%      34.0%     (23.8%)    (11.7%)
        0.5%       1.1%       0.7%       0.3%         --       0.5%       1.3%       1.7%       2.4%         --

    $    246   $    298   $    307   $    270   $    376   $     19   $     23   $     16   $     10   $     --
          32         42         49         53         55          1          2          2          1         --
    $   7.59   $   7.15   $   6.27   $   5.10   $   6.87   $  15.66   $  13.61   $  10.62   $   7.93   $  10.43
        6.1%      14.1%      22.8%     (25.7%)    (22.5%)     15.0%      28.2%      33.8%     (23.9%)      4.3%
        0.5%       1.1%       0.7%       0.3%         --       0.6%       1.3%       2.1%       0.3%         --

    $  5,561   $  6,554   $  6,172   $  4,401   $  5,269   $  2,247   $  1,955   $  1,138   $    390   $    258
         767        958      1,029        900        801        180        180        134         62         31
    $   7.26   $   6.84   $   6.00   $   4.89   $   6.58   $  12.50   $  10.87   $   8.49   $   6.35   $   8.35
        6.1%      14.0%      22.7%     (25.7%)    (22.5%)     15.0%      28.1%      33.7%     (24.0%)    (16.5%)
        0.5%       1.1%       0.6%       0.3%         --       0.6%       1.4%       2.1%       3.0%         --

    $  1,131   $  1,125   $  1,035   $    357   $     --   $    147   $    132   $    104   $     41   $     --
          96        102        107         45         --          7          8          8          4         --
    $  11.76   $  11.07   $   9.69   $   7.89   $     --   $  20.16   $  17.50   $  13.64   $  10.18   $     --
        6.3%      14.2%      22.9%     (21.1%)        --      15.2%      28.3%      33.9%       1.8%         --
        0.5%       1.1%       0.6%         --         --       0.6%       1.5%       2.2%         --         --

    $     22   $     27   $      8   $     --   $     --   $     55   $     44   $     15   $     --   $     --
           2          2          1         --         --          3          3          1         --         --
    $  14.23   $  13.44   $  11.82   $   9.65   $     --   $  17.92   $  15.62   $  12.22   $     --   $     --
        5.8%      13.7%      22.5%      (3.5%)        --      14.7%      27.8%      22.2%         --         --
        0.4%       0.5%       0.2%         --         --       0.6%       1.3%         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         NEUBERGER BERMAN
                                                                           AMT MID-CAP
                                                                         GROWTH--CLASS I
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,233   $  3,795   $  4,336   $  1,673   $    464
Units Outstanding..................................         296        390        511        249         48
Variable Accumulation Unit Value...................    $  10.92   $   9.73   $   8.49   $   6.72   $   9.64
Total Return.......................................       12.2%      14.7%      26.3%     (30.3%)     (3.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     43   $     59   $     69   $     26   $      1
Units Outstanding..................................           4          6          8          4         --
Variable Accumulation Unit Value...................    $  11.23   $  10.02   $   8.75   $   6.94   $   9.98
Total Return.......................................       12.0%      14.5%      26.1%     (30.4%)     (0.2%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,913   $  3,531   $  3,204   $  1,192   $    184
Units Outstanding..................................         258        350        364        171         18
Variable Accumulation Unit Value...................    $  11.28   $  10.08   $   8.81   $   6.99   $  10.05
Total Return.......................................       11.9%      14.5%      26.0%     (30.5%)      0.5%
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $    711   $    672   $    619   $    156   $     --
Units Outstanding..................................          45         48         51         16         --
Variable Accumulation Unit Value...................    $  15.71   $  14.01   $  12.22   $   9.68   $     --
Total Return.......................................       12.1%      14.6%      26.2%      (3.2%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    117   $    110   $     82   $     --   $     --
Units Outstanding..................................           8          8          7         --         --
Variable Accumulation Unit Value...................    $  15.11   $  13.53   $  11.85   $   9.42   $     --
Total Return.......................................       11.7%      14.2%      25.8%      (5.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      Royce       Royce                        T. ROWE PRICE
    Micro-Cap   Small-Cap                          EQUITY
    Portfolio   Portfolio                     INCOME PORTFOLIO
    ---------   ---------   ----------------------------------------------------
      2005        2005        2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------
    $  1,905    $  4,337    $150,117   $144,311   $117,894   $ 89,634   $ 85,476
         159         387      10,552     10,397      9,625      9,056      7,398
    $  12.16    $  11.18    $  14.22   $  13.88   $  12.25   $   9.90   $  11.55
       21.6%       11.8%        2.5%      13.3%      23.7%     (14.3%)        --
        1.5%          --        1.6%       1.6%       1.7%       1.7%       1.6%

    $     46    $  1,261    $  1,231   $  1,478   $  1,524   $  1,044   $    902
           4         119          91        112        130        110         81
    $  12.27    $  10.56    $  13.54   $  13.24   $  11.70   $   9.47   $  11.07
       22.7%        5.6%        2.3%      13.2%      23.6%     (14.5%)        --
        1.5%          --        1.5%       1.6%       1.7%       1.7%       1.6%

    $  1,555    $  2,400    $ 54,289   $ 50,653   $ 41,615   $ 22,371   $  9,712
         133         221       4,097      3,910      3,633      2,412        895
    $  12.04    $  10.83    $  13.25   $  12.95   $  11.45   $   9.27   $  10.85
       20.4%        8.3%        2.3%      13.1%      23.5%     (14.5%)        --
        1.5%          --        1.6%       1.6%       1.8%       1.9%       1.9%

    $  2,259    $  3,127    $ 14,572   $ 13,286   $ 11,020   $  3,453   $     --
         190         284       1,236      1,154      1,084        420         --
    $  11.85    $  10.98    $  11.79   $  11.51   $  10.17   $   8.22   $     --
       18.5%        9.8%        2.4%      13.3%      23.7%     (17.8%)        --
        1.6%          --        1.6%       1.6%       1.9%       3.1%         --

    $     77    $     62    $    661   $    634   $    461   $    117   $     --
           7           6          55         54         45         14         --
    $  11.67    $  10.47    $  11.92   $  11.68   $  10.36   $   8.41   $     --
       16.7%        4.7%        2.0%      12.8%      23.2%     (15.9%)        --
        2.3%          --        1.6%       1.6%       1.9%       2.7%         --

    $    854    $  1,622    $     --   $     --   $     --   $     --   $     --
          68         148          --         --         --         --         --
    $  11.98    $  10.90    $     --   $     --   $     --   $     --   $     --
       19.8%        9.0%          --         --         --         --         --
        2.0%          --          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             VAN ECK
                                                                            WORLDWIDE
                                                                           HARD ASSETS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 66,110   $ 19,773   $ 10,239   $  6,351   $  3,510
Units Outstanding..................................       2,840      1,271        805        714        378
Variable Accumulation Unit Value...................    $  23.26   $  15.55   $  12.72   $   8.89   $   9.28
Total Return.......................................       49.6%      22.3%      43.1%      (4.2%)    (11.7%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.5%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,299   $    292   $    190   $     49   $     29
Units Outstanding..................................          56         19         15          6          3
Variable Accumulation Unit Value...................    $  23.01   $  15.41   $  12.62   $   8.83   $   9.24
Total Return.......................................       49.3%      22.1%      42.8%      (4.3%)    (11.8%)
Investment Income Ratio............................        0.2%       0.3%       0.3%       0.3%       3.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,056   $ 16,224   $  5,745   $  2,229   $    238
Units Outstanding..................................       2,279      1,040        449        249         25
Variable Accumulation Unit Value...................    $  23.29   $  15.61   $  12.79   $   8.96   $   9.37
Total Return.......................................       49.3%      22.0%      42.8%      (4.4%)    (11.9%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.2%       1.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 27,352   $  7,059   $  1,461   $    326   $     --
Units Outstanding..................................       1,242        480        121         39         --
Variable Accumulation Unit Value...................    $  22.00   $  14.71   $  12.04   $   8.42   $     --
Total Return.......................................       49.5%      22.2%      43.0%     (15.8%)        --
Investment Income Ratio............................        0.2%       0.2%       0.3%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,221   $    371   $     63   $     --   $     --
Units Outstanding..................................          44         20          4         --         --
Variable Accumulation Unit Value...................    $  27.62   $  18.55   $  15.24   $     --   $     --
Total Return.......................................       48.9%      21.7%      52.4%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 20,900   $  4,069   $    348   $     --   $     --
Units Outstanding..................................         853        249         26         --         --
Variable Accumulation Unit Value...................    $  24.36   $  16.35   $  13.42   $     --   $     --
Total Return.......................................       49.0%      21.8%      34.2%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       Van Kampen UIF
                      Emerging Markets
                      Equity--Class I
    ----------------------------------------------------
      2005       2004       2003       2002       2001
    ----------------------------------------------------
    $ 56,637   $ 39,055   $ 33,055   $ 22,764   $ 25,016
       3,378      3,076      3,161      3,213      3,172
    $  16.76   $  12.70   $  10.46   $   7.09   $   7.89
       32.0%      21.4%      47.6%     (10.2%)     (7.7%)
        0.4%       0.7%         --         --         --

    $    570   $    164   $    697   $    109   $  5,828
          47         18         92         21      1,019
    $  12.07   $   9.15   $   7.55   $   5.12   $   5.72
       31.8%      21.2%      47.4%     (10.4%)     (7.9%)
        0.3%       0.6%         --         --         --

    $ 13,590   $  7,050   $  5,409   $  2,432   $    594
         973        663        617        408         89
    $  14.00   $  10.63   $   8.77   $   5.96   $   6.64
       31.7%      21.2%      47.3%     (10.3%)     (8.0%)
        0.4%       0.7%         --         --         --

    $  3,772   $  1,965   $  1,279   $    456   $     --
         203        139        110         58         --
    $  18.60   $  14.10   $  11.62   $   7.88   $     --
       31.9%      21.3%      47.5%     (21.2%)        --
        0.4%       0.7%         --         --         --

    $    112   $     57   $     19   $     --   $     --
           5          3          1         --         --
    $  23.75   $  18.07   $  14.95   $     --   $     --
       31.4%      20.9%      49.5%         --         --
        0.4%       0.7%         --         --         --

    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                               MainStay VP           MainStay VP                 MainStay VP                  MainStay VP
                               Balanced--           Basic Value--                   Bond--               Capital Appreciation--
                              Service Class         Service Class               Service Class                Service Class
                              -------------   -------------------------   --------------------------   --------------------------
                                  2005         2005      2004     2003     2005      2004      2003     2005      2004      2003
                              ---------------------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................    $32,603      $ 4,281   $3,119   $  821   $11,334   $ 7,474   $2,929   $ 9,595   $ 7,459   $2,760
Units Outstanding............      3,115          332      251       73     1,110       737      296       788       653      248
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.87   $12.40   $11.32   $ 10.20   $ 10.15   $ 9.91   $ 12.17   $ 11.42   $11.15
Total Return.................       4.6%         3.8%     9.6%    13.2%      0.5%      2.4%    (0.9%)     6.6%      2.5%    11.5%
Investment Income Ratio......       1.7%         0.9%     1.2%     2.7%      3.7%      4.8%    13.3%        --      0.1%     0.5%

SERIES II POLICIES (b)
Net Assets...................    $ 1,467      $    37   $   --   $   --   $   349   $     5   $   --   $    78   $     6   $   --
Units Outstanding............        136            3       --       --        35         1       --         7         1       --
Variable Accumulation Unit
 Value.......................    $ 10.41      $ 10.53   $10.00   $   --   $ 10.06   $ 10.02   $   --   $ 10.98   $ 10.31   $   --
Total Return.................       4.1%         5.3%       --       --      0.3%      0.2%       --      6.4%      3.1%       --
Investment Income Ratio......       3.0%         3.1%       --       --      7.8%     48.1%       --        --      0.8%       --

SERIES III POLICIES (c)
Net Assets...................    $19,146      $ 7,357   $6,678   $1,807   $24,637   $19,603   $6,344   $17,835   $16,081   $5,334
Units Outstanding............      1,825          576      541      160     2,427     1,936      640     1,456     1,396      474
Variable Accumulation Unit
 Value.......................    $ 10.44      $ 12.78   $12.34   $11.29   $ 10.15   $ 10.12   $ 9.91   $ 12.25   $ 11.52   $11.26
Total Return.................       4.4%         3.5%     9.3%    12.9%      0.3%      2.2%    (0.9%)     6.4%      2.2%    12.6%
Investment Income Ratio......       2.2%         0.8%     1.1%     2.9%      3.4%      4.8%    17.1%        --      0.1%     0.6%

SERIES IV POLICIES (d)
Net Assets...................    $13,881      $ 7,259   $5,699   $2,039   $23,266   $16,738   $5,867   $11,771   $10,571   $4,522
Units Outstanding............      1,320          563      461      181     2,275     1,649      592       968       926      406
Variable Accumulation Unit
 Value.......................    $ 10.45      $ 12.82   $12.37   $11.29   $ 10.19   $ 10.15   $ 9.92   $ 12.16   $ 11.41   $11.14
Total Return.................       4.5%         3.7%     9.5%    12.9%      0.4%      2.3%    (0.8%)     6.6%      2.4%    11.4%
Investment Income Ratio......       2.3%         0.8%     1.1%     2.8%      3.5%      5.0%    15.6%        --      0.1%     0.5%

SERIES V POLICIES (e)
Net Assets...................    $ 1,509      $   686   $  551   $  133   $ 2,429   $ 1,362   $  407   $   554   $   429   $   86
Units Outstanding............        144           54       45       12       242       136       41        47        38        8
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.62   $12.22   $11.21   $ 10.02   $ 10.02   $ 9.83   $ 11.88   $ 11.20   $10.98
Total Return.................       4.6%         3.3%     9.1%    12.1%        --      1.9%    (1.7%)     6.1%      2.0%     9.8%
Investment Income Ratio......       1.8%         0.8%     1.2%     5.2%      3.7%      5.2%    14.8%        --      0.1%     1.3%

SERIES VI POLICIES (f)
Net Assets...................    $13,375      $ 4,536   $3,804   $  907   $14,340   $ 9,200   $3,343   $11,667   $ 8,794   $2,186
Units Outstanding............      1,275          353      309       80     1,415       912      338       967       774      197
Variable Accumulation Unit
 Value.......................    $ 10.43      $ 12.73   $12.32   $11.28   $ 10.11   $ 10.09   $ 9.89   $ 12.06   $ 11.36   $11.12
Total Return.................       4.3%         3.4%     9.2%    12.8%      0.1%      2.0%    (1.1%)     6.2%      2.1%    11.2%
Investment Income Ratio......       2.2%         0.8%     1.0%     2.8%      3.7%      5.2%    14.5%        --      0.1%     0.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP             MAINSTAY VP
                COMMON STOCK--                 CONVERTIBLE--             DEVELOPING GROWTH--       FLOATING RATE--
                 SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS           SERVICE CLASS
          ---------------------------   ---------------------------   --------------------------   ---------------
           2005      2004      2003      2005      2004      2003      2005      2004     2003          2005
          --------------------------------------------------------------------------------------------------------
          $ 7,104   $ 4,810   $ 1,842   $13,293   $10,142   $ 3,817   $ 3,145   $ 1,949  $   637       $36,518
              539       387       162     1,105       884       347       235       161       55         3,612
          $ 13.17   $ 12.44   $ 11.40   $ 12.03   $ 11.48   $ 10.99   $ 13.34   $ 12.11  $ 11.63       $ 10.10
             5.9%      9.1%     14.0%      4.9%      4.4%      9.9%     10.2%      4.1%    16.3%          1.0%
             1.0%      1.6%      3.7%      1.5%      2.4%      8.3%        --        --       --          4.5%

          $    34   $    --   $    --   $   358   $    24   $    --   $    45   $     3  $    --       $ 4,001
                3        --        --        34         2        --         4        --       --           373
          $ 10.54   $ 10.00   $    --   $ 10.58   $ 10.11   $    --   $ 11.00   $ 10.00  $    --       $ 10.14
             5.4%        --        --      4.7%      1.1%        --     10.0%        --       --          1.4%
             2.7%        --        --      4.8%     58.1%        --        --        --       --          4.9%

          $12,796   $10,274   $ 3,094   $25,860   $23,424   $ 7,798   $ 6,081   $ 4,769  $ 1,458       $13,041
              981       832       273     2,151     2,039       707       465       400      127         1,272
          $ 13.04   $ 12.34   $ 11.34   $ 12.02   $ 11.49   $ 11.03   $ 13.11   $ 11.92  $ 11.47       $ 10.08
             5.7%      8.9%     13.4%      4.7%      4.2%     10.3%     10.0%      3.9%    14.7%          0.8%
             0.9%      1.7%      4.1%      1.4%      2.5%      9.0%        --        --       --          4.7%

          $14,034   $10,070   $ 3,340   $25,647   $20,014   $ 7,040   $ 5,606   $ 4,310  $ 1,358       $10,796
            1,063       810       293     2,141     1,754       644       421       357      117         1,052
          $ 13.15   $ 12.43   $ 11.40   $ 11.96   $ 11.41   $ 10.94   $ 13.31   $ 12.09  $ 11.62       $ 10.09
             5.8%      9.0%     14.0%      4.8%      4.3%      9.4%     10.1%      4.1%    16.2%          0.9%
             0.9%      1.7%      3.4%      1.5%      2.5%      8.5%        --        --       --          4.8%

          $   309   $   213   $    38   $ 1,608   $ 1,466   $   533   $   232   $   170  $    64       $ 1,686
               24        17         3       136       129        49        18        14        6           164
          $ 12.96   $ 12.29   $ 11.32   $ 11.84   $ 11.34   $ 10.91   $ 12.97   $ 11.83  $ 11.41       $ 10.25
             5.4%      8.6%     13.2%      4.4%      3.9%      9.1%      9.7%      3.6%    14.1%          2.5%
             0.9%      1.6%      2.4%      1.4%      2.4%      9.5%        --        --       --          4.7%

          $ 7,321   $ 5,161   $ 1,484   $16,730   $12,642   $ 3,430   $ 3,248   $ 2,228  $   721       $11,829
              561       417       130     1,418     1,120       316       242       182       61         1,145
          $ 13.05   $ 12.37   $ 11.38   $ 11.79   $ 11.28   $ 10.85   $ 13.40   $ 12.21  $ 11.77       $ 10.13
             5.5%      8.7%     13.8%      4.5%      4.0%      8.5%      9.8%      3.7%    17.7%          1.3%
             1.0%      1.8%      3.4%      1.5%      2.8%      9.2%        --        --       --          4.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                                GOVERNMENT--             HIGH YIELD CORPORATE BOND--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  8,799   $  6,080   $  2,651   $ 50,262   $ 33,434   $ 10,501
Units Outstanding..................................         881        614        272      3,920      2,643        920
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.75   $  12.81   $  12.65   $  11.41
Total Return.......................................        0.7%       1.6%      (2.5%)      1.2%      10.9%      14.1%
Investment Income Ratio............................        3.6%       5.6%      14.3%       6.8%      10.1%      26.0%

SERIES II POLICIES (b)
Net Assets.........................................    $    316   $      5   $     --   $  2,500   $     64   $     --
Units Outstanding..................................          30         --         --        242          6         --
Variable Accumulation Unit Value...................    $  10.06   $  10.01   $     --   $  10.29   $  10.18   $     --
Total Return.......................................        0.5%       0.1%         --       1.1%       1.8%         --
Investment Income Ratio............................        6.8%      86.3%         --      12.6%      87.4%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 16,243   $ 12,875   $  4,087   $117,498   $ 94,871   $ 28,302
Units Outstanding..................................       1,645      1,310        422      9,264      7,556      2,495
Variable Accumulation Unit Value...................    $   9.88   $   9.83   $   9.69   $  12.69   $  12.56   $  11.35
Total Return.......................................        0.5%       1.4%      (3.1%)      1.0%      10.7%      13.5%
Investment Income Ratio............................        3.3%       5.7%      18.2%       6.4%      10.2%      30.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,766   $ 11,256   $  4,147   $103,496   $ 76,786   $ 25,512
Units Outstanding..................................       1,481      1,136        425      8,052      6,041      2,224
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.76   $  12.86   $  12.71   $  11.47
Total Return.......................................        0.6%       1.6%      (2.4%)      1.2%      10.8%      14.7%
Investment Income Ratio............................        3.4%       5.6%      16.5%       6.4%      10.0%      26.4%

SERIES V POLICIES (e)
Net Assets.........................................    $  1,257   $    706   $    421   $ 11,657   $  8,737   $  2,901
Units Outstanding..................................         127         72         43        922        697        255
Variable Accumulation Unit Value...................    $   9.87   $   9.85   $   9.74   $  12.64   $  12.54   $  11.36
Total Return.......................................        0.2%       1.2%      (2.6%)      0.8%      10.4%      13.6%
Investment Income Ratio............................        3.8%       5.1%      14.0%       6.5%      10.2%      27.0%

SERIES VI POLICIES (f)
Net Assets.........................................    $  8,125   $  4,800   $  1,800   $ 64,705   $ 39,920   $  9,211
Units Outstanding..................................         818        487        185      5,086      3,173        809
Variable Accumulation Unit Value...................    $   9.88   $   9.85   $   9.73   $  12.69   $  12.58   $  11.39
Total Return.......................................        0.3%       1.3%      (2.7%)      0.9%      10.5%      13.9%
Investment Income Ratio............................        3.8%       5.6%      16.2%       7.2%      11.7%      29.6%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
          Income & Growth--              International Equity--             LARGE CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $  3,830   $  2,450   $    503   $ 12,520   $  5,975   $  1,340   $  3,045   $  2,041   $    820
         302        200         45        869        441        114        278        191         74
    $  12.64   $  12.27   $  11.07   $  14.39   $  13.55   $  11.74   $  10.96   $  10.67   $  11.11
        3.0%      10.8%      10.7%       6.3%      15.4%      17.4%       2.7%      (3.9%)     11.1%
        1.2%       2.8%       5.6%       2.0%       1.3%       6.9%         --       0.1%       0.4%

    $    311   $     13   $     --   $    626   $      8   $     --   $     72   $     --   $     --
          30          1         --         56          1         --          6         --         --
    $  10.43   $  10.14   $     --   $  10.82   $  10.19   $     --   $  11.32   $  10.00   $     --
        2.9%       1.4%         --       6.1%       1.9%         --      13.2%         --         --
        1.6%      63.6%         --       4.1%      10.9%         --         --         --         --

    $  8,051   $  5,324   $  1,437   $ 26,887   $ 16,793   $  2,933   $  6,797   $  6,358   $  2,737
         622        423        126      1,907      1,262        254        624        598        247
    $  12.94   $  12.59   $  11.38   $  14.11   $  13.30   $  11.55   $  10.89   $  10.63   $  11.08
        2.8%      10.6%      13.8%       6.0%      15.2%      15.5%       2.5%      (4.1%)     10.8%
        1.2%       2.6%       6.1%       1.8%       1.4%       8.0%         --         --       0.4%

    $  7,628   $  5,136   $  1,389   $ 26,069   $ 13,748   $  2,849   $  5,526   $  5,116   $  2,233
         590        410        123      1,829      1,027        246        505        480        201
    $  12.91   $  12.53   $  11.32   $  14.21   $  13.38   $  11.60   $  10.93   $  10.65   $  11.09
        3.0%      10.8%      13.2%       6.2%      15.4%      16.0%       2.6%      (4.0%)     10.9%
        1.1%       2.5%       5.3%       2.0%       1.3%       6.6%         --         --       0.3%

    $    553   $    292   $     24   $  1,609   $    684   $     78   $    453   $    272   $     60
          44         24          2        117         53          7         43         26          6
    $  12.67   $  12.35   $  11.19   $  13.71   $  12.96   $  11.28   $  10.53   $  10.30   $  10.77
        2.6%      10.3%      11.9%       5.8%      14.9%      12.8%       2.2%      (4.3%)      7.7%
        1.3%       3.0%       4.4%       2.2%       1.5%      11.7%         --       0.1%       0.5%

    $  6,954   $  3,499   $    600   $ 17,356   $  7,562   $  1,381   $  3,647   $  2,723   $  1,265
         546        282         53      1,251        578        121        337        257        114
    $  12.73   $  12.40   $  11.23   $  13.85   $  13.08   $  11.37   $  10.84   $  10.59   $  11.06
        2.7%      10.4%      12.3%       5.9%      15.0%      13.7%       2.3%      (4.2%)     10.6%
        1.3%       3.2%       5.3%       2.1%       1.5%       7.6%         --       0.1%       0.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                               MID CAP CORE--                  MID CAP GROWTH--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,966   $  5,876   $  1,477   $ 18,597   $  9,510   $  2,376
Units Outstanding..................................         740        414        125      1,104        653        197
Variable Accumulation Unit Value...................    $  16.17   $  14.19   $  11.80   $  16.77   $  14.56   $  12.07
Total Return.......................................       14.0%      20.2%      18.0%      15.2%      20.6%      20.7%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    349   $     11   $     --   $    598   $      5   $     --
Units Outstanding..................................          28          1         --         51          1         --
Variable Accumulation Unit Value...................    $  11.60   $  10.19   $     --   $  11.78   $  10.24   $     --
Total Return.......................................       13.8%       1.9%         --      15.0%       2.4%         --
Investment Income Ratio............................        1.1%       3.1%         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,987   $ 13,092   $  2,774   $ 33,555   $ 21,257   $  5,125
Units Outstanding..................................       1,375        931        237      2,054      1,494        434
Variable Accumulation Unit Value...................    $  15.99   $  14.06   $  11.72   $  16.35   $  14.23   $  11.82
Total Return.......................................       13.7%      20.0%      17.2%      15.0%      20.4%      18.2%
Investment Income Ratio............................        0.4%       0.5%       1.4%         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,680   $ 10,128   $  2,677   $ 30,962   $ 17,454   $  5,111
Units Outstanding..................................       1,220        719        228      1,884      1,224        432
Variable Accumulation Unit Value...................    $  16.05   $  14.09   $  11.73   $  16.42   $  14.26   $  11.83
Total Return.......................................       13.9%      20.1%      17.3%      15.1%      20.5%      18.3%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,543   $    656   $    183   $  1,475   $    854   $    186
Units Outstanding..................................          96         47         16         92         61         16
Variable Accumulation Unit Value...................    $  15.99   $  14.09   $  11.78   $  15.98   $  13.94   $  11.61
Total Return.......................................       13.5%      19.7%      17.8%      14.7%      20.1%      16.1%
Investment Income Ratio............................        0.5%       0.5%       3.0%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 18,737   $  7,802   $  1,319   $ 24,736   $ 11,705   $  2,941
Units Outstanding..................................       1,183        560        113      1,485        808        244
Variable Accumulation Unit Value...................    $  15.83   $  13.94   $  11.64   $  16.62   $  14.48   $  12.05
Total Return.......................................       13.6%      19.8%      16.4%      14.8%      20.2%      20.5%
Investment Income Ratio............................        0.5%       0.6%       1.4%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
           Mid Cap Value--                  S&P 500 Index--                 SMALL CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $ 18,099   $  9,220   $  2,399   $ 32,438   $ 20,964   $  6,828   $ 12,419   $  7,815   $  2,355
       1,298        688        207      2,570      1,713        606        921        593        192
    $  13.94   $  13.41   $  11.60   $  12.61   $  12.24   $  11.26   $  13.48   $  13.17   $  12.24
        4.0%      15.6%      16.0%       3.0%       8.7%      12.6%       2.4%       7.6%      22.4%
        0.7%       1.1%       3.4%       1.2%       2.1%       4.6%         --         --         --

    $    522   $     34   $     --   $    621   $     16   $     --   $    215   $      6   $     --
          49          3         --         61          2         --         20          1         --
    $  10.69   $  10.29   $     --   $  10.55   $  10.25   $     --   $  10.53   $  10.30   $     --
        3.8%       2.9%         --       2.9%       2.5%         --       2.2%       3.0%         --
        1.1%       7.1%         --       2.8%      17.1%         --         --         --         --

    $ 41,554   $ 25,830   $  6,443   $ 63,957   $ 51,775   $ 13,604   $ 20,401   $ 16,734   $  4,735
       2,962      1,910        550      5,119      4,261      1,215      1,509      1,265        384
    $  14.03   $  13.52   $  11.72   $  12.49   $  12.15   $  11.20   $  13.52   $  13.23   $  12.32
        3.8%      15.4%      17.2%       2.8%       8.5%      12.0%       2.2%       7.4%      23.2%
        0.7%       1.0%       3.8%       1.1%       2.1%       5.6%         --         --         --

    $ 38,107   $ 21,168   $  5,125   $ 51,108   $ 38,290   $ 11,688   $ 20,161   $ 14,487   $  4,235
       2,741      1,580        442      4,057      3,132      1,038      1,524      1,122        353
    $  13.92   $  13.40   $  11.59   $  12.59   $  12.23   $  11.26   $  13.21   $  12.91   $  12.01
        3.9%      15.6%      15.9%       3.0%       8.6%      12.6%       2.3%       7.6%      20.1%
        0.7%       1.1%       3.5%       1.2%       2.1%       4.6%         --         --         --

    $  1,915   $    833   $    122   $  4,000   $  2,782   $  1,344   $    986   $    635   $     93
         140         63         11        321        229        120         77         51          8
    $  13.71   $  13.25   $  11.51   $  12.48   $  12.16   $  11.24   $  12.78   $  12.54   $  11.71
        3.5%      15.1%      15.1%       2.6%       8.2%      12.4%       1.9%       7.1%      17.1%
        0.8%       1.2%       4.3%       1.2%       1.8%       5.1%         --         --         --

    $ 26,504   $ 14,398   $  2,519   $ 31,482   $ 18,986   $  4,649   $ 13,093   $  9,643   $  2,201
       1,915      1,080        218      2,514      1,560        414        980        736        180
    $  13.81   $  13.33   $  11.57   $  12.50   $  12.17   $  11.24   $  13.36   $  13.10   $  12.21
        3.6%      15.2%      15.7%       2.7%       8.3%      12.4%       2.0%       7.2%      22.1%
        0.7%       1.3%       3.8%       1.3%       2.2%       5.0%         --         --         --

              MAINSTAY VP
             TOTAL RETURN--
             SERVICE CLASS
     ------------------------------
       2005       2004       2003
     ------------------------------
     $  7,820   $  5,622   $  1,835
          665        501        171
     $  11.76   $  11.23   $  10.73
         4.7%       4.6%       7.3%
         1.5%       2.2%       6.8%
     $     14   $      1   $     --
            1         --         --
     $  10.57   $  10.11   $     --
         4.5%       1.1%         --
         2.2%         --         --
     $ 16,290   $ 13,524   $  4,276
        1,394      1,209        399
     $  11.69   $  11.19   $  10.71
         4.5%       4.4%       7.1%
         1.4%       2.1%       8.3%
     $ 10,004   $  8,502   $  3,248
          842        749        299
     $  11.88   $  11.35   $  10.86
         4.7%       4.6%       8.6%
         1.4%       2.1%       7.6%
     $    636   $    487   $    159
           55         44         15
     $  11.48   $  11.01   $  10.57
         4.3%       4.2%       5.7%
         1.5%       2.2%      10.4%
     $  8,131   $  6,070   $  2,168
          706        552        205
     $  11.49   $  11.01   $  10.56
         4.4%       4.3%       5.6%
         1.5%       2.1%       7.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MainStay VP                 Alger American Small
                                                                  Value--                     Capitalization--
                                                               Service Class                   Class S Shares
                                                       ------------------------------   -----------------------------
                                                         2005       2004       2003       2005       2004      2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,722   $  8,003   $  2,572   $  5,850   $  2,923  $    671
Units Outstanding..................................         888        633        223        364        210        55
Variable Accumulation Unit Value...................    $  13.21   $  12.64   $  11.55   $  16.04   $  13.95  $  12.16
Total Return.......................................        4.5%       9.5%      15.5%      15.0%      14.7%     21.6%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES II POLICIES (b)
Net Assets.........................................    $    191   $      6   $     --   $    130   $      7  $     --
Units Outstanding..................................          18          1         --         11          1        --
Variable Accumulation Unit Value...................    $  10.65   $  10.21   $     --   $  11.95   $  10.41  $     --
Total Return.......................................        4.3%       2.1%         --      14.8%       4.1%        --
Investment Income Ratio............................        2.8%      15.5%         --         --         --        --

SERIES III POLICIES (c)
Net Assets.........................................    $ 24,079   $ 19,389   $  5,058   $  9,680   $  6,286  $  1,576
Units Outstanding..................................       1,841      1,546        440        609        452       130
Variable Accumulation Unit Value...................    $  13.08   $  12.54   $  11.48   $  15.95   $  13.90  $  12.15
Total Return.......................................        4.3%       9.2%      14.8%      14.7%      14.4%     21.5%
Investment Income Ratio............................        1.1%       1.4%       6.3%         --         --        --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 18,870   $ 14,111   $  4,598   $ 10,949   $  5,993  $  1,594
Units Outstanding..................................       1,409      1,101        392        685        432       132
Variable Accumulation Unit Value...................    $  13.39   $  12.82   $  11.72   $  15.95   $  13.88  $  12.11
Total Return.......................................        4.4%       9.4%      17.2%      14.9%      14.6%     21.1%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES V POLICIES (e)
Net Assets.........................................    $    729   $    544   $    160   $    457   $    241  $     22
Units Outstanding..................................          56         43         14         29         18         2
Variable Accumulation Unit Value...................    $  13.02   $  12.51   $  11.48   $  15.63   $  13.65  $  11.96
Total Return.......................................        4.0%       9.0%      14.8%      14.5%      14.2%     19.6%
Investment Income Ratio............................        1.2%       1.3%       7.5%         --         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 14,138   $  8,534   $  2,127   $  5,548   $  2,848  $    495
Units Outstanding..................................       1,074        679        185        348        205        41
Variable Accumulation Unit Value...................    $  13.09   $  12.57   $  11.52   $  15.90   $  13.88  $  12.15
Total Return.......................................        4.1%       9.1%      15.2%      14.6%      14.3%     21.5%
Investment Income Ratio............................        1.3%       1.5%       5.9%         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

    Colonial Small Cap
        VALUE FUND,                DREYFUS IP                  FIDELITY(R) VIP                FIDELITY(R) VIP
     VARIABLE SERIES--        TECHNOLOGY GROWTH--              CONTRAFUND(R)--                EQUITY-INCOME--
          CLASS B                SERVICE SHARES                SERVICE CLASS 2                SERVICE CLASS 2
    -------------------  ------------------------------  ----------------------------  -----------------------------
      2005       2004      2005       2004       2003      2005      2004      2003      2005       2004      2003
    ----------------------------------------------------------------------------------------------------------------
    $  7,798   $    521  $  4,703   $  3,225   $  1,226  $ 27,416  $ 12,675  $  3,715  $ 17,710   $ 10,243  $  2,888
         704         49       396        277        104     1,792       955       318     1,344        810       251
    $  11.03   $  10.61  $  11.87   $  11.63   $  11.77  $  15.27  $  13.27  $  11.69  $  13.16   $  12.64  $  11.53
        4.0%       6.1%      2.0%      (1.2%)     17.7%     15.0%     13.6%     16.9%      4.1%       9.7%     15.3%
          --       5.0%        --         --         --      0.1%      0.1%        --      1.1%       0.8%        --

    $    274   $      7  $     61   $     --   $     --  $  1,179  $     30  $     --  $    661   $     10  $     --
          24          1         6         --         --        98         3        --        63          1        --
    $  10.66   $  10.26  $  11.00   $  10.00   $     --  $  11.79  $  10.26  $     --  $  10.56   $  10.16  $     --
        3.9%       2.6%     10.0%         --         --     14.9%      2.6%        --      4.0%       1.6%        --
          --       2.4%        --         --         --        --        --        --        --         --        --

    $  4,868   $    304  $  6,985   $  7,184   $  2,883  $ 48,984  $ 29,756  $  7,143  $ 32,146   $ 23,055  $  5,733
         445         29       596        624        247     3,248     2,266       616     2,483      1,852       504
    $  10.97   $  10.57  $  11.73   $  11.52   $  11.67  $  15.08  $  13.13  $  11.59  $  12.94   $  12.45  $  11.37
        3.8%       5.7%      1.8%      (1.4%)     16.7%     14.8%     13.3%     15.9%      3.9%       9.5%     13.7%
          --       5.7%        --         --         --      0.1%      0.1%        --      1.3%       0.8%        --

    $  5,433   $    431  $  7,047   $  5,905   $  2,684  $ 55,871  $ 26,881  $  5,521  $ 30,273   $ 19,399  $  4,827
         495         41       597        512        230     3,612     2,004       467     2,307      1,542       421
    $  10.96   $  10.54  $  11.77   $  11.54   $  11.68  $  15.42  $  13.41  $  11.82  $  13.09   $  12.58  $  11.48
        4.0%       5.4%      2.0%      (1.2%)     16.8%     15.0%     13.5%     18.2%      4.1%       9.6%     14.8%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $    250   $     --  $    263   $    208   $    100  $  4,332  $  1,800  $    316  $  3,530   $  2,305  $    823
          23         --        23         18          9       292       139        28       270        183        71
    $  10.90   $  10.00  $  11.64   $  11.45   $  11.64  $  14.86  $  12.97  $  11.48  $  13.06   $  12.60  $  11.54
        9.0%         --      1.6%      (1.6%)     16.4%     14.5%     13.0%     14.8%      3.6%       9.2%     15.4%
          --         --        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $  3,044   $    286  $  3,105   $  2,927   $  1,302  $ 34,138  $ 15,263  $  2,520  $ 21,893   $ 14,146  $  2,977
         273         27       264        255        112     2,284     1,174       219     1,679      1,131       260
    $  10.92   $  10.54  $  11.67   $  11.48   $  11.65  $  14.91  $  13.00  $  11.49  $  12.98   $  12.51  $  11.44
        3.6%       5.4%      1.7%      (1.5%)     16.5%     14.6%     13.2%     14.9%      3.7%       9.3%     14.4%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              FIDELITY(R) VIP                JANUS ASPEN SERIES
                                                                 MID CAP--                       BALANCED--
                                                              SERVICE CLASS 2                  SERVICE SHARES
                                                       ------------------------------  ------------------------------
                                                         2005       2004       2003      2005       2004       2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 57,754   $ 28,222   $  2,237  $ 14,526   $ 10,378   $  4,308
Units Outstanding..................................       3,580      2,037        199     1,217        924        410
Variable Accumulation Unit Value...................    $  16.12   $  13.85   $  11.27  $  11.92   $  11.23   $  10.52
Total Return.......................................       16.4%      22.9%      12.7%      6.2%       6.8%       5.2%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    568   $     88   $      1  $    568   $      9   $     --
Units Outstanding..................................          39          7         --        55          1         --
Variable Accumulation Unit Value...................    $  14.50   $  12.48   $  10.17  $  10.84   $  10.23   $     --
Total Return.......................................       16.2%      22.7%       1.7%      6.0%       2.3%         --
Investment Income Ratio............................          --         --         --      3.1%      28.9%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 38,491   $ 21,172   $  1,207  $ 25,740   $ 21,340   $  8,228
Units Outstanding..................................       2,411      1,537        107     2,157      1,895        779
Variable Accumulation Unit Value...................    $  16.00   $  13.78   $  11.23  $  11.93   $  11.26   $  10.57
Total Return.......................................       16.1%      22.7%      12.3%      6.0%       6.6%       5.7%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       4.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 30,428   $ 14,301   $  1,082  $ 27,775   $ 20,968   $  7,590
Units Outstanding..................................       1,867      1,020         95     2,327      1,869        722
Variable Accumulation Unit Value...................    $  16.31   $  14.02   $  11.41  $  11.91   $  11.22   $  10.51
Total Return.......................................       16.3%      22.9%      14.1%      6.1%       6.7%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.6%

SERIES V POLICIES (e)
Net Assets.........................................    $  2,205   $  1,071   $     39  $  2,226   $  1,132   $    441
Units Outstanding..................................         144         81          4       189        101         42
Variable Accumulation Unit Value...................    $  15.27   $  13.18   $  10.77  $  11.80   $  11.16   $  10.50
Total Return.......................................       15.8%      22.4%       7.7%      5.7%       6.3%       5.0%
Investment Income Ratio............................          --         --         --      2.4%       2.7%       3.4%

SERIES VI POLICIES (f)
Net Assets.........................................    $ 21,051   $  9,297   $    499  $ 14,847   $ 11,228   $  4,069
Units Outstanding..................................       1,289        664         44     1,254      1,004        387
Variable Accumulation Unit Value...................    $  16.23   $  14.00   $  11.43  $  11.83   $  11.18   $  10.51
Total Return.......................................       16.0%      22.5%      14.3%      5.8%       6.4%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

          Janus Aspen Series               MFS(R) INVESTORS                      MFS(R)                           MFS(R)
          WORLDWIDE GROWTH--                TRUST SERIES--                 RESEARCH SERIES--                UTILITIES SERIES--
            SERVICE SHARES                  SERVICE CLASS                    SERVICE CLASS                    SERVICE CLASS
    ------------------------------  ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003      2005       2004       2003       2005       2004       2003       2005       2004       2003
    --------------------------------------------------------------------------------------------------------------------------------
    $  5,145   $  3,533   $  1,398  $  1,151   $    833   $    135   $  1,486   $    930   $    382   $ 69,366   $ 15,141   $      3
         416        297        121        92         70         12        112         74         35      4,346      1,092         --
    $  12.37   $  11.88   $  11.53  $  12.56   $  11.91   $  10.86   $  13.33   $  12.56   $  11.02   $  15.94   $  13.86   $  10.83
        4.1%       3.1%      15.3%      5.5%       9.6%       8.6%       6.1%      14.0%      10.2%      15.0%      28.0%       8.3%
        1.3%       1.1%       0.9%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%         --         --

    $     85   $     --   $     --  $      1   $     --   $     --   $     55   $     --   $     --   $  1,822   $    154   $     --
          11         --         --        --         --         --          5         --         --        127         12         --
    $  10.43   $  10.00   $     --  $  10.73   $  10.00   $     --   $  10.77   $  10.00   $     --   $  14.29   $  12.45   $     --
        4.3%         --         --      7.3%         --         --       7.7%         --         --      14.8%      24.5%         --
        2.3%         --         --        --         --         --       0.1%         --         --       0.3%         --         --

    $  8,306   $  7,463   $  2,542  $  1,404   $    874   $    314   $  2,038   $  1,616   $    637   $ 44,612   $ 11,129   $     80
         679        634        222       111         73         29        155        130         58      2,684        763          7
    $  12.23   $  11.78   $  11.45  $  12.60   $  11.96   $  10.94   $  13.18   $  12.45   $  10.95   $  16.73   $  14.58   $  11.41
        3.9%       2.9%      14.5%      5.3%       9.4%       9.4%       5.9%      13.7%       9.5%      14.7%      27.8%      14.1%
        1.2%       1.1%       1.0%      0.3%       0.4%         --       0.3%       0.8%         --       0.4%       0.1%         --

    $  7,855   $  6,067   $  2,226  $  1,769   $  1,095   $    469   $  2,182   $  1,604   $    460   $ 34,325   $  6,513   $     63
         640        515        195       140         91         43        168        131         43      2,044        444          5
    $  12.27   $  11.79   $  11.44  $  12.68   $  12.02   $  10.97   $  12.99   $  12.25   $  10.75   $  16.85   $  14.67   $  11.46
        4.1%       3.0%      14.4%      5.5%       9.5%       9.7%       6.0%      13.9%       7.5%      14.9%      28.0%      14.6%
        1.3%       1.1%       0.9%      0.3%       0.4%         --       0.3%       0.7%         --       0.4%       0.1%         --

    $    436   $    380   $     22  $    107   $     39   $     13   $     44   $     26   $     15   $  2,110   $    417   $     11
          36         33          2         9          3          1          3          2          1        126         28          1
    $  12.03   $  11.61   $  11.31  $  12.52   $  11.91   $  10.92   $  13.24   $  12.54   $  11.05   $  16.78   $  14.66   $  11.50
        3.6%       2.6%      13.1%      5.1%       9.1%       9.2%       5.6%      13.4%      10.5%      14.4%      27.5%      15.0%
        1.2%       1.4%       1.2%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%       0.2%         --

    $  4,001   $  2,880   $    983  $  1,015   $    783   $    187   $  1,715   $    856   $    279   $ 34,143   $  6,561   $      1
         334        250         88        81         66         17        128         68         25      2,042        451         --
    $  11.97   $  11.54   $  11.23  $  12.49   $  11.88   $  10.88   $  13.36   $  12.64   $  11.13   $  16.65   $  14.54   $  11.39
        3.7%       2.7%      12.3%      5.2%       9.2%       8.8%       5.7%      13.6%      11.3%      14.6%      27.6%      13.9%
        1.3%       1.2%       0.9%      0.3%       0.3%         --       0.3%       0.7%         --       0.4%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                            NEUBERGER BERMAN AMT                T. ROWE PRICE
                                                              MID-CAP GROWTH--                  EQUITY INCOME
                                                                  CLASS S                       PORTFOLIO--II
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,298   $  1,365   $      6   $ 18,925   $  9,680   $  2,506
Units Outstanding..................................         236        109          1      1,460        765        224
Variable Accumulation Unit Value...................    $  13.96   $  12.48   $  10.91   $  12.94   $  12.66   $  11.20
Total Return.......................................       11.9%      14.4%       9.1%       2.2%      13.0%      12.0%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.1%

SERIES II POLICIES (b)
Net Assets.........................................    $     29   $      2   $     --   $    903   $     16   $     --
Units Outstanding..................................           3         --         --         84          2         --
Variable Accumulation Unit Value...................    $  11.92   $  10.67   $     --   $  10.55   $  10.33   $     --
Total Return.......................................       11.7%       6.7%         --       2.1%       3.3%         --
Investment Income Ratio............................          --         --         --       1.9%       4.8%         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,766   $  1,635   $    105   $ 38,632   $ 26,791   $  5,783
Units Outstanding..................................         199        130         10      3,006      2,128        518
Variable Accumulation Unit Value...................    $  14.00   $  12.54   $  10.98   $  12.85   $  12.59   $  11.16
Total Return.......................................       11.6%      14.2%       9.8%       2.1%      12.8%      11.6%
Investment Income Ratio............................          --         --         --       1.4%       1.6%       2.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,083   $  1,505   $    269   $ 45,332   $ 24,618   $  5,370
Units Outstanding..................................         213        116         24      3,492      1,941        478
Variable Accumulation Unit Value...................    $  14.47   $  12.95   $  11.32   $  12.96   $  12.68   $  11.23
Total Return.......................................       11.8%      14.4%      13.2%       2.2%      13.0%      12.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.3%

SERIES V POLICIES (e)
Net Assets.........................................    $    356   $    307   $     82   $  4,636   $  2,966   $    933
Units Outstanding..................................          25         24          7        364        237         84
Variable Accumulation Unit Value...................    $  14.11   $  12.67   $  11.12   $  12.75   $  12.53   $  11.13
Total Return.......................................       11.4%      13.9%      11.2%       1.8%      12.5%      11.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.5%

SERIES VI POLICIES (f)
Net Assets.........................................    $  1,887   $    970   $     56   $ 29,037   $ 15,499   $  3,257
Units Outstanding..................................         133         76          5      2,261      1,233        292
Variable Accumulation Unit Value...................    $  14.15   $  12.69   $  11.13   $  12.81   $  12.57   $  11.16
Total Return.......................................       11.5%      14.0%      11.3%       1.9%      12.6%      11.6%
Investment Income Ratio............................          --         --         --       1.5%       1.7%       2.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

           Van Kampen UIF               Victory VIF
      Emerging Markets Equity--     Diversified Stock--
              Class II                Class A Shares
    -----------------------------   -------------------
      2005      2004       2003       2005       2004
    ---------------------------------------------------
    $  6,717  $  2,225   $    424   $  5,802   $  2,061
         304       134         31        483        184
    $  21.93  $  16.63   $  13.71   $  12.00   $  11.19
       31.9%     21.3%      37.1%       7.2%      11.9%
        0.4%      0.7%         --       0.1%       1.6%

    $    183  $      1   $     --   $    136   $     --
          13        --         --         13         --
    $  14.06  $  10.67   $     --   $  10.67   $  10.00
       31.7%      6.7%         --       6.7%         --
        0.4%        --         --         --         --

    $ 11,562  $  4,867   $  1,422   $  2,706   $  1,176
         555       305        108        228        106
    $  21.04  $  15.98   $  13.20   $  11.85   $  11.08
       31.7%     21.0%      32.0%       7.0%      10.8%
        0.4%      0.7%         --       0.1%       1.5%

    $ 12,712  $  4,745   $    729   $  4,210   $  1,599
         582       287         53        361        147
    $  21.82  $  16.55   $  13.65   $  11.68   $  10.90
       31.8%     21.2%      36.5%       7.2%       9.0%
        0.4%      0.7%         --       0.1%       1.8%

    $    462  $     73   $     --   $    260   $     13
          28         6         --         22          1
    $  16.74  $  12.76   $  10.57   $  11.58   $  10.85
       31.3%     20.7%       5.7%       6.8%       8.5%
        0.3%      0.9%         --       0.1%       2.0%

    $  8,696  $  2,312   $    297   $  3,197   $  1,007
         412       144         22        270         91
    $  21.05  $  16.01   $  13.25   $  11.82   $  11.06
       31.5%     20.9%      32.5%       6.9%      10.6%
        0.4%      0.9%         --       0.1%       2.2%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Basic Value--Initial Class (formerly known as MainStay VP Dreyfus Large Company Value--Initial Class), MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Developing Growth--Initial Class (formerly known as MainStay VP Lord Abbett Developing Growth--Initial Class), MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Income & Growth--Initial Class (formerly known as MainStay VP American Century Income & Growth--Initial Class), MainStay VP International Equity--Initial Class, MainStay VP Large Cap Growth--Initial Class (formerly known as MainStay VP Growth--Initial Class and MainStay VP Eagle Asset Management Growth Equity--Initial Class), MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, Alger American Small Capitalization--Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Balanced--Service Class, MainStay VP Basic Value--Service Class (formerly known as MainStay VP Dreyfus Large Company Value--Service Class), MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Developing Growth--Service Class (formerly known as MainStay VP Lord Abbett Developing Growth--Service Class), MainStay VP Floating Rate--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP Income & Growth--Service Class (formerly known as MainStay VP American Century Income & Growth--Service Class), MainStay VP International Equity--Service Class, MainStay VP Large Cap Growth--Service Class (formerly known as MainStay VP Growth--Service Class and MainStay VP Eagle Asset Management Growth Equity--Service Class), MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value-- Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2005 AND 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
                                    ASSETS
Fixed maturities, at fair value
  Available for sale........................................  $36,467   $34,527
  Trading securities........................................       13        26
Equity securities, at fair value
  Available for sale........................................       32        40
  Trading securities........................................       56        79
Mortgage loans..............................................    3,609     3,090
Policy loans................................................      599       570
Other long-term investments.................................      404       667
                                                              -------   -------
     Total investments......................................   41,180    38,999
Cash and cash equivalents...................................      422       680
Deferred policy acquisition costs...........................    2,978     2,437
Interest in annuity contracts...............................    4,005     3,712
Amounts recoverable from reinsurer..........................    6,090     5,935
Other assets................................................      754     1,351
Separate account assets.....................................   13,990    12,704
                                                              -------   -------
     Total assets...........................................  $69,419   $65,818
                                                              =======   =======

                     LIABILITIES AND STOCKHOLDER'S EQUITY


LIABILITIES
Policyholders' account balances.............................  $38,413   $34,715
Future policy benefits......................................    1,460     1,360
Policy claims...............................................      126       151
Obligations under structured settlement agreements..........    4,005     3,712
Amounts payable to reinsurer................................    4,844     4,553
Other liabilities...........................................    2,087     4,000
Separate account liabilities................................   13,990    12,704
                                                              -------   -------
     Total liabilities......................................   64,925    61,195
                                                              -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares
  authorized, 2,500 issued and outstanding).................       25        25
Additional paid in capital..................................    1,410     1,410
Accumulated other comprehensive income......................      231       653
Retained earnings...........................................    2,828     2,535
                                                              -------   -------
     Total stockholder's equity.............................    4,494     4,623
                                                              -------   -------
     Total liabilities and stockholder's equity.............  $69,419   $65,818
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums..................................................  $  138   $   29   $    3
  Fees-universal life and annuity policies..................     366      669      603
  Net investment income.....................................   2,187    2,006    1,801
  Net investment gains/(losses).............................      --       31       (3)
  Net revenue from reinsurance..............................     276        4        7
  Other income..............................................      33       26       24
                                                              ------   ------   ------
     Total revenues.........................................   3,000    2,765    2,435
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances......   1,488    1,376    1,257
  Policyholder benefits.....................................     216      169      139
  Operating expenses........................................     865      762      664
                                                              ------   ------   ------
     Total expenses.........................................   2,569    2,307    2,060
                                                              ------   ------   ------
  Income before income taxes................................     431      458      375
  Income tax expense........................................     138      150      116
                                                              ------   ------   ------
NET INCOME..................................................  $  293   $  308   $  259
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                             ACCUMULATED
                                                                                OTHER
                                                    ADDITIONAL              COMPREHENSIVE       TOTAL
                                          CAPITAL    PAID IN     RETAINED      INCOME       STOCKHOLDER'S
                                           STOCK     CAPITAL     EARNINGS      (LOSS)          EQUITY
                                          -------   ----------   --------   -------------   -------------
                                                                   (IN MI}LIONS)
BALANCE AT JANUARY 1, 2003..............    $25       $  910      $1,968        $ 451          $3,354
                                                                                               ------
Comprehensive income:
  Net income............................                             259                          259
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                          139             139
                                                                                               ------
  Other comprehensive income............                                                          139
                                                                                               ------
Total comprehensive income..............                                                          398
  Capital contribution..................                 500                                      500
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2003............     25        1,410       2,227          590           4,252
                                                                                               ------
Comprehensive income:
  Net income............................                             308                          308
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                           63              63
                                                                                               ------
  Other comprehensive income............                                                           63
                                                                                               ------
Total comprehensive income..............                                                          371
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2004............     25        1,410       2,535          653           4,623
                                                                                               ------
Comprehensive income:
  Net income............................                             293                          293
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                         (422)           (422)
                                                                                               ------
  Other comprehensive income............                                                         (422)
                                                                                               ------
Total comprehensive income..............                                                         (129)
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2005............    $25       $1,410      $2,828        $ 231          $4,494
                                            ===       ======      ======        =====          ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2005       2004       2003
                                                              --------   --------   --------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $    293   $    308   $    259
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization...........................        62         43         35
    Net capitalization of deferred policy acquisition
      costs.................................................      (232)      (318)      (336)
    Annuity and universal life fees.........................      (375)      (338)      (296)
    Interest credited to policyholders' account balances....     1,488      1,376      1,257
    Net investment (gains) losses...........................        --        (31)         3
    Deferred income taxes...................................        16         63         17
    Amortization of deferred gains on intercompany
      reinsurance...........................................       (20)        --         --
    (Increase) decrease in:
      Net separate account assets and liabilities...........        --          3         19
      Other assets and other liabilities....................       (31)       (14)      (257)
      Reinsurance recoverables and payables.................        76        (61)         7
      Trading securities....................................        32         36         89
    Increase (decrease) in:
      Policy claims.........................................       (25)        44          4
      Future policy benefits................................       156         19        (23)
                                                              --------   --------   --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES..........     1,440      1,130        778
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities.............    17,013     21,439     22,559
    Maturity of available for sale fixed maturities.........       532        567        418
    Sale of equity securities...............................        39         25         39
    Repayment of mortgage loans.............................       459        480        776
    Sale of other investments...............................       329         34        520
  Cost of:
    Available for sale fixed maturities acquired............   (20,135)   (26,796)   (27,666)
    Equity securities acquired..............................       (10)       (17)       (19)
    Mortgage loans acquired.................................      (978)      (852)    (1,052)
    Other investments acquired..............................       (70)      (443)       (70)
  Policy loans (net)........................................       (29)        (8)        14
                                                              --------   --------   --------
         NET CASH USED IN INVESTING ACTIVITIES..............    (2,850)    (5,571)    (4,481)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits................................................     5,828      6,235      5,094
    Withdrawals.............................................    (2,981)    (2,147)    (1,715)
    Net transfers to the separate accounts..................      (254)      (458)      (258)
  (Decrease) increase in loaned securities..................      (341)      (369)       125
  Securities sold under agreements to repurchase (net)......      (867)       866       (644)
  Net (paydowns) proceeds from affiliated credit
    agreements..............................................      (233)       233         --
  Capital contribution received from parent.................        --         --        500
                                                              --------   --------   --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES..........     1,152      4,360      3,102
                                                              --------   --------   --------
Net increase (decrease) in cash and cash equivalents........      (258)       (81)      (601)
                                                              --------   --------   --------
Cash and cash equivalents, beginning of year................       680        761      1,362
                                                              --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $    422   $    680   $    761
                                                              ========   ========   ========

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2005, 2004 AND 2003

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading securities are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Equity securities classified as available-for-sale, reflect unrealized gains and losses in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the Consolidated Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of depreciated cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements and are recorded at the amount of cash received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Deferred acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions on the expected gross profits result in retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     Deferred acquisition costs for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the lives of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

  SALES INDUCEMENTS

     For some Deferred Annuity products, the Company offers new policyholders a bonus equal to a specified percentage of the policyholder's deposit. The Company defers these sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other Assets on the Consolidated Balance Sheet.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note 5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the Consolidated Statement of Income. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

     Net revenue from reinsurance primarily represents the experience rated refund, the amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in
Note 9 -- Reinsurance. This reserve adjustment excludes ceded Universal Life fees and ceded Policyholder Benefits, which are included on these respective lines on the Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2005 and 2004, all separate account assets are

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

stated at fair value. Separate account liabilities at December 31, 2005 and 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, mortgage loans, cash equivalents, and short-term investments are reported in Note 2 -- Significant Accounting Policies and Note
3 -- Investments. Fair values of policyholders' account balances are reported in
Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities at January 1, 2004. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumptions used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income.

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) ("FIN 46(R)"). In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"). FIN 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN
46), which amended certain aspects of FIN 46. For all VIEs created before December 31, 2003, the Company was required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) in 2004. At December 31, 2004, the Company held $52 million of invested assets issued by VIEs, created after December 31, 2003, and determined to be a significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

     At December 31, 2005 the Company held significant variable interests in certain VIEs. The Company's total investment in these VIEs was $182 million. These investments consist of fixed maturities (asset-backed securitizations totaling $54 million, and private placement structured notes totaling $94 million) and other long-term equity investments (equity in asset-backed securitizations totaling $32 million and limited partnership interests totaling $2 million). These VIEs did not require consolidation at January 1, 2005 or throughout the year because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for the impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. There was no material impact to net income from the adoption of FIN 46(R).

     In September 2005, the Accounting Standards Executive Committee ("ACSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-01"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97. SOP 05-01 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-01 on January 1, 2007. The Company is currently assessing the impact of SOP 05-01 on the Company's consolidated statements at the date of adoption.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In November 2005 the FASB issued Staff Position Paper ("FSP") No. 115-1 ("FSP 115-1"), which is entitled "The Meaning Of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The provisions of FSP 115-1 are effective January 1, 2006, and it is not expected to have a material impact on the Company's Consolidated Statement of Income at the date of adoption.

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2005 and 2004, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                       2005                     2004
                                              ----------------------   ----------------------
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
AVAILABLE FOR SALE                              COST      FAIR VALUE     COST      FAIR VALUE
------------------                            ---------   ----------   ---------   ----------
Due in one year or less.....................   $ 1,707     $ 1,714      $   869     $   878
Due after one year through five years.......     6,849       6,850        6,238       6,436
Due after five years through ten years......    11,796      11,912       10,262      10,807
Due after ten years.........................     4,254       4,566        4,416       4,804
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.................................     1,625       1,603        1,453       1,471
  Other mortgage-backed securities..........     7,263       7,321        7,290       7,540
  Other asset-backed securities.............     2,512       2,501        2,558       2,591
                                               -------     -------      -------     -------
  TOTAL AVAILABLE FOR SALE..................   $36,006     $36,467      $33,086     $34,527
                                               =======     =======      =======     =======

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                   2005
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 2,047       $ 32         $ 30       $ 2,049
U.S. agencies, state and municipal.........       545         48            2           591
Foreign governments........................       144          5           --           149
Corporate..................................    23,495        643          282        23,856
Mortgage-backed securities.................     7,263        130           72         7,321
Asset-backed securities....................     2,512         17           28         2,501
                                              -------       ----         ----       -------
  TOTAL AVAILABLE FOR SALE.................   $36,006       $875         $414       $36,467
                                              =======       ====         ====       =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 1,571      $   34        $  7       $ 1,598
U.S. agencies, state and municipal.........       461          36           1           496
Foreign governments........................       546          61          --           607
Corporate..................................    20,660       1,114          79        21,695
Mortgage-backed securities.................     7,290         266          16         7,540
Asset-backed securities....................     2,558          45          12         2,591
                                              -------      ------        ----       -------
  TOTAL AVAILABLE FOR SALE.................   $33,086      $1,556        $115       $34,527
                                              =======      ======        ====       =======

     At December 31, 2005 and 2004, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $141 million and $47 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled $3 million and $5 million at December 31, 2005 and 2004, respectively. These investments have been deemed other than temporarily impaired.

  EQUITY SECURITIES

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                        UNREALIZED   UNREALIZED   ESTIMATED
                                                 COST     GAINS        LOSSES     FAIR VALUE
                                                 ----   ----------   ----------   ----------
2005...........................................  $30        $2         $  --         $32
2004...........................................  $38        $3         $   1         $40

  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2005 and 2004 was estimated to be $3,678 million and $3,264 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2005 and 2004, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $190 million and $83 million at fixed and floating interest rates ranging from 3.6% to 12.3% and from 2.7% to 7.2%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2005 and 2004, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                            2005               2004
                                                      ----------------   ----------------
                                                      CARRYING   % OF    CARRYING   % OF
                                                       VALUE     TOTAL    VALUE     TOTAL
                                                      --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings..................................   $1,094     30.3%   $1,022     33.1%
  Residential.......................................      947     26.2%      762     24.7%
  Retail facilities.................................      637     17.7%      536     17.3%
  Industrial........................................      494     13.7%      419     13.6%
  Apartment buildings...............................      344      9.5%      301      9.7%
  Other.............................................       93      2.6%       50      1.6%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====
GEOGRAPHIC REGION:
  Pacific...........................................   $  994     27.6%   $  760     24.6%
  Central...........................................      895     24.8%      799     25.9%
  South Atlantic....................................      842     23.3%      752     24.3%
  Middle Atlantic...................................      632     17.5%      557     18.0%
  New England.......................................      245      6.8%      222      7.2%
  Other.............................................        1      0.0%       --      0.0%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2005 and 2004 is summarized below (in millions):

                                                              2005   2004
                                                              ----   ----
Beginning balance...........................................  $ 9    $ 5
Additions charged to operations.............................   --      4
Reduction due to sale.......................................   (3)    --
                                                              ---    ---
ENDING BALANCE..............................................  $ 6    $ 9
                                                              ===    ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2005 and 2004 were as follows (in millions):

                                                              2005   2004
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $229   $516
Collateralized third party commercial loans.................    71     68
Limited partnerships........................................    68     48
Derivatives.................................................    21     21
Real estate.................................................    11     11
Other.......................................................     4      3
                                                              ----   ----
  TOTAL OTHER LONG-TERM INVESTMENTS.........................  $404   $667
                                                              ====   ====

     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate was $5 million for both December 31, 2005 and 2004. Depreciation expense for December 31, 2005 and 2004 totaled less than $1 million. For the year ended December 31, 2003, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $70 million and $9 million at December 31, 2005 and 2004, respectively.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at both December 31, 2005 and 2004, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Fixed maturities...........................................  $1,982   $1,805   $1,604
Equity securities..........................................       8        4        2
Mortgage loans.............................................     206      185      167
Policy loans...............................................      44       45       46
Other long-term investments................................      29       27       30
                                                             ------   ------   ------
  Gross investment income..................................   2,269    2,066    1,849
Investment expenses........................................     (82)     (60)     (48)
                                                             ------   ------   ------
  NET INVESTMENT INCOME....................................  $2,187   $2,006   $1,801
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2005, 2004 and 2003, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                             2005                      2004                      2003
                                    -----------------------   -----------------------   -----------------------
                                    GAINS            LOSSES   GAINS            LOSSES   GAINS            LOSSES
                                    -----            ------   -----            ------   -----            ------
Fixed maturities..................  $106             $(109)   $166             $(122)   $192             $(176)
Equity securities.................    13                (8)     13                (1)      5                (7)
Mortgage loans....................     7                (7)     --                (4)      2                (4)
Derivative instruments............     4                (8)     --               (23)      1                (4)
Other long-term investments.......     2                --       3                (1)     --               (12)
                                    ----             -----    ----             -----    ----             -----
                                    $132             $(132)   $182             $(151)   $200             $(203)
                                    ----             -----    ----             -----    ----             -----
TOTAL NET INVESTMENT GAINS
  (LOSSES)........................          $  --                      $31                       $(3)
                                            =====                      ===                       ===

     The gross gains and losses on trading securities (both fixed maturities and equity securities) amounted to $8 million and $20 million for the year ended December 31, 2005, respectively; $37 million and $19 million for the year ended December 31, 2004, respectively; and $17 million and $6 million for the year ended December 31, 2003, respectively. Trading gains and losses are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $98 million, $139 million and $180 million for the years ended December 31, 2005, 2004 and 2003, respectively; and realized losses were $82 million, $93 million and $146 million, respectively.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $15 million, $10 million and $24 million for the years ended December 31, 2005, 2004 and 2003, respectively. Related losses from other-than-temporary impairments in equity securities (included in gross investment losses on equity securities above) were $0 million for December 31, 2005 and 2004, and $7 million for December 31, 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2005 and 2004 (in millions):

                                                                  2005
                                    -----------------------------------------------------------------
                                                             GREATER THAN 12
                                    LESS THAN 12 MONTHS          MONTHS                 TOTAL
                                    --------------------   -------------------   --------------------
                                     FAIR     UNREALIZED    FAIR    UNREALIZED    FAIR     UNREALIZED
                                     VALUE      LOSSES     VALUE      LOSSES      VALUE      LOSSES
                                    -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies.....................  $ 1,214      $ 21      $  225      $  9      $ 1,439      $ 30
  U.S. agencies, state and
     municipal....................       89         1          16         1          105         2
  Foreign governments.............       29         *           1         *           30         *
  Corporate.......................    7,886       172       2,565       110       10,451       282
  Mortgage-backed securities......    2,959        50         535        22        3,494        72
  Asset-backed securities.........    1,197        16         340        12        1,537        28
                                    -------      ----      ------      ----      -------      ----
  TOTAL FIXED MATURITIES..........   13,374       260       3,682       154       17,056       414
                                    -------      ----      ------      ----      -------      ----
EQUITIES
  Common Stock....................       --        --          --        --           --        --
  Preferred Stock.................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL EQUITIES..................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES...................  $13,374      $260      $3,682      $154      $17,056      $414
                                    =======      ====      ======      ====      =======      ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                      ---------------------------------------------------------------
                                                              GREATER THAN 12
                                      LESS THAN 12 MONTHS         MONTHS                 TOTAL
                                      -------------------   -------------------   -------------------
                                       FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
                                      VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
                                      ------   ----------   ------   ----------   ------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S. Government
     corporations and agencies......  $  310      $ 3       $   74      $ 4       $  384      $  7
  U.S. agencies, state and
     municipal......................      49        *           15        1           64         1
  Foreign governments...............      16        *           --       --           16         *
  Corporate.........................   3,432       45          841       34        4,273        79
  Mortgage-backed securities........   1,028       11          125        5        1,153        16
  Asset-backed securities...........     752        6           52        6          804        12
                                      ------      ---       ------      ---       ------      ----
  TOTAL FIXED MATURITIES............   5,587       65        1,107       50        6,694       115
                                      ------      ---       ------      ---       ------      ----
EQUITIES
  Common Stock......................       1        *           --       --            1         *
  Preferred Stock...................       6        1           --       --            6         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL EQUITIES....................       7        1           --       --            7         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES.....................  $5,594      $66       $1,107      $50       $6,701      $116
                                      ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     At December 31, 2005, fixed maturities represented the Company's entire total unrealized loss amount, which was comprised of approximately 2,300 different securities.

     Fixed maturity securities that were in an unrealized loss position less than twelve months at December 31, 2005, represent $260 million or 63% of the Company's total unrealized loss, and securities in an unrealized loss position greater than twelve months represent $154 million or 37% of the Company's total unrealized loss. Of the total amount of fixed maturities' unrealized losses, $355 million or 86% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $59 million or 14% of the Company's total unrealized losses. Unrealized losses on investment grade securities are principally related to changes in interest rates. The continued rise in interest rates in 2005 over 2004 levels has contributed to the decline in value of our fixed maturity investments as follows:

     U.S. Treasury and Government Corporations and Agencies. The unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $30 million or 7% of the Company's unrealized losses. These were spread across 131 securities and the decline in value was caused by interest rate increases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $282 million or 68% of the Company's total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

corporate bonds is spread over 1,370 individual securities with varying interest rates and maturities. Corporate securities that were priced below 95% of the security's amortized cost represented $84 million or 30% of the total unrealized losses for corporate bonds. These unrealized losses are principally due to changes in interest rates and were spread across all industry sectors with no one sector experiencing a disproportionate amount of losses over other sectors. Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $72 million or 17% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to increases in interest rates. These losses are spread across approximately 523 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 95% of the security's amortized cost represented $6 million or 8% of the total unrealized losses for mortgage-backed securities. Because the decline in market value is attributable to changes in interest rates and all contractual payments remain current, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $28 million or 7% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are due to changes in interest rates. These losses are spread across approximately 280 investment grade securities. The Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net income in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $5 million or 18% of the total unrealized losses for asset-backed securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts for the years ended December 31, 2005, 2004 and 2003 are as follows (in millions):

                                                              2005    2004   2003
                                                              -----   ----   -----
Net unrealized investment gains, beginning of the year......  $ 653   $590   $ 451
                                                              -----   ----   -----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising during
       the period...........................................   (578)    51     132
     Less: Reclassification adjustments for gains included
       in net income........................................     60     57      18
                                                              -----   ----   -----
     Change in net unrealized investment (losses) gains, net
       of adjustments.......................................   (638)    (6)    114
Impact of net unrealized investment (losses) gains on:
  Policyholders' account balances and future policy
     benefits...............................................    (10)    (7)     26
  Deferred policy acquisition costs.........................    201     62      (1)
  Other assets (deferred sales inducements).................     25     14      --
                                                              -----   ----   -----
Change in net unrealized investment (losses) gains..........   (422)    63     139
                                                              -----   ----   -----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR................  $ 231   $653   $ 590
                                                              =====   ====   =====

     Net unrealized (losses) gains on investments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(311) million, $27 million and $71 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $32 million, $31 million and $10 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(5) million, $(4) million and $14 million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $108 million, $33 million and $0 million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2005 and 2004 is net of income tax expense of $13 million and $8 million, respectively.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Deferred annuities..........................................  $21,388   $18,840
Universal life contracts....................................   16,789    15,681
Other.......................................................      236       194
                                                              -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.....................  $38,413   $34,715
                                                              =======   =======

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities and other deposit type contracts, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2005:

PRODUCT                                       INTEREST RATE   WITHDRAWAL/SURRENDER CHARGES
-------                                       -------------   ----------------------------
Deferred annuities..........................  2.20% to 7.00%  Surrender charges 0% to 10%
                                                              for up to 10 years.
Universal life contracts....................  3.25% to 6.51%  Various up to 19 years.

  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.........................  $  961   $1,021
  Other life................................................      54       46
                                                              ------   ------
       Total life insurance.................................   1,015    1,067
Individual annuities........................................     445      293
                                                              ------   ------
     TOTAL FUTURE POLICY BENEFITS...........................  $1,460   $1,360
                                                              ======   ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2005:

PRODUCT                                          MORTALITY       INTEREST RATE    ESTIMATION METHOD
-------                                          ---------       -------------    -----------------
Life insurance:                             Based upon pricing   3.80% - 7.50%   Net level premium
  Taiwan business-                          assumptions at time                  reserve taking into
  100% coinsured                            of policy issuance                   account death
                                            with provision for                   benefits, lapses
                                            adverse deviations                   and maintenance
                                            ("PAD").                             expenses with PAD.
Individual payout annuities                 Based upon pricing   4.37% - 9.50%   Present value of
                                            assumptions at time                  expected future
                                            of policy issuance                   payments at a rate
                                            with PAD.                            expected at issue
                                                                                 with PAD.

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2005 and 2004, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2005 for GMDB's and GMAB's ($ in millions):

                                                  RETURN OF NET DEPOSITS             RATCHET
                                             ---------------------------------   ---------------
                                             IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                                  DEATH        SPECIFIED DATE         DEATH
                                                 (GMDB)            (GMAB)            (GMDB)
                                             ---------------   ---------------   ---------------
Account value..............................      $3,517             $839             $12,758
Net amount at risk.........................      $   32             $  2             $   332
Average attained age of contract holders...          56               --                  56

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Consolidated Balance Sheet ($ in millions):

                                           GUARANTEED MINIMUM    GUARANTEED MINIMUM
                                             DEATH BENEFIT      ACCUMULATION BENEFIT
                                                 (GMDB)                (GMAB)          TOTALS
                                           ------------------   --------------------   ------
Balance at January 1, 2005...............         $23                   $   3           $26
  Incurred guarantee benefits............          12                       6            18
  Paid guarantee benefits................          (5)                     --            (5)
                                                  ---                   -----           ---
BALANCE AT DECEMBER 31, 2005.............         $30                   $   9           $39
                                                  ===                   =====           ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 7.10% to 7.34%.

     - Volatility assumption was 15.3%.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Mortality was assumed to be a 50/50 blend of the 1994 GMDB table and the 1983 Basic 'A' table with 18 years of static projection.

     - Lapse rates vary by contract type and duration and range from 1% to 21%, with an average of 6%.

     - Discount rates ranged from 4.93% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2005
                                                              ------------------
INVESTMENT FUND OPTION:                                         GMDB       GMAB
-----------------------                                       ---------   ------
Equity......................................................   $ 7,403     $567
Fixed income................................................     2,306      132
Balanced....................................................     1,651       70
Other.......................................................     4,914       70
                                                               -------     ----
  TOTAL.....................................................   $16,274     $839
                                                               =======     ====

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2005 and 2004 are as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Registered..................................................  $13,857   $12,615
Non-registered..............................................      133        89
                                                              -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.............................  $13,990   $12,704
                                                              =======   =======

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of deferred policy acquisition costs for the years ended December 31, 2005, 2004 and 2003 was as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Balance at beginning of year...............................  $2,437   $2,180   $1,781
  Reclassification due to adoption of SOP 03-01............      --     (156)      --
  Current year additions...................................     572      586      645
  Amortized during year....................................    (340)    (268)    (245)
  Adjustment for change in unrealized investment gains.....     309       95       (1)
                                                             ------   ------   ------
  BALANCE AT END OF YEAR...................................  $2,978   $2,437   $2,180
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 2 -- Significant Accounting Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Consolidated Balance Sheet.

SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                              2005   2004
                                                              ----   ----
Balance at beginning of year................................  $195   $ --
  Reclassification due to adoption of SOP 03-01.............    --    156
  Current year additions....................................    30     35
  Amortized during year.....................................   (34)   (17)
  Adjustment for change in unrealized investment gains......    39     21
                                                              ----   ----
  BALANCE AT END OF YEAR....................................  $230   $195
                                                              ====   ====

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income was as follows (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Current:
  Federal...................................................  $119   $ 85   $ 94
  State and local...........................................     3      2      5
                                                              ----   ----   ----
                                                               122     87     99
Deferred:
  Federal...................................................    16     63     17
                                                              ----   ----   ----
INCOME TAX EXPENSE..........................................  $138   $150   $116
                                                              ====   ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax liability as of December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Deferred tax assets:
  Future policyholder benefits..............................  $  606   $  550
  Employee and agents benefits..............................      71       69
  Other.....................................................       9        7
                                                              ------   ------
     Gross deferred tax assets..............................     686      626
                                                              ------   ------
Deferred tax liabilities:
  Deferred policy acquisition costs.........................     836      646
  Investments...............................................     188      528
  Other.....................................................       3        4
                                                              ------   ------
     Gross deferred tax liabilities.........................   1,027    1,178
                                                              ------   ------
       NET DEFERRED TAX LIABILITY...........................  $  341   $  552
                                                              ======   ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2005, 2004 and 2003:

                                                              2005   2004   2003
                                                              ----   ----   ----
Statutory Federal income tax rate...........................  35.0%  35.0%  35.0%
Tax exempt income...........................................  (3.8)  (1.9)  (2.8)
Other.......................................................   0.8   (0.3)  (1.2)
                                                              ----   ----   ----
EFFECTIVE TAX RATE..........................................  32.0%  32.8%  31.0%
                                                              ====   ====   ====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2005 and 2004, the Company had recorded an income tax receivable from New York Life of $18 million and $49 million, respectively, included in Other Assets on the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary,

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 64% of the reinsurance ceded to non-affiliates at December 31, 2005.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives approximated $0 million for both December 31, 2005, and December 31, 2004.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. During 2005, $20 million of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Fees-universal life and annuity policies ceded..............  $  387   $   --
                                                              ======   ======
Net revenue from reinsurance................................  $  266   $   --
                                                              ======   ======
Policyholders' benefits ceded...............................  $  117   $   --
                                                              ======   ======
Amounts recoverable from reinsurer..........................  $4,872   $4,779
                                                              ======   ======
Amounts payable to reinsurer................................  $4,821   $4,535
                                                              ======   ======
Other liabilities (deferred gain), net of amortization......  $  224   $  244
                                                              ======   ======

     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Consolidated Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                              2005    2004
                                                              ----   ------
Amounts recoverable from reinsurers.........................  $961   $1,021
Premiums ceded..............................................   127      130
Benefits ceded..............................................    69       81

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                               2005     2004    2003
                                                              ------   ------   ----
Premiums:
  Direct....................................................  $  265   $  171   $174
  Assumed...................................................       1        1     --
  Ceded.....................................................    (128)    (143)  (171)
                                                              ------   ------   ----
Net premiums................................................  $  138   $   29   $  3
                                                              ======   ======   ====
Fees-universal life and annuity policies ceded..............  $  530   $  111   $ 98
                                                              ======   ======   ====
Net revenue from reinsurance................................  $  276   $    4   $  7
                                                              ======   ======   ====
Policyholders' benefits ceded...............................  $  312   $  221   $108
                                                              ======   ======   ====
Increase in ceded liabilities for future policyholder
  benefits..................................................  $   10   $    7   $  6
                                                              ======   ======   ====
Amounts recoverable from reinsurer..........................  $6,090   $5,935   $788
                                                              ======   ======   ====
Amounts payable to reinsurer................................  $4,844   $4,553   $ 16
                                                              ======   ======   ====
Other liabilities (deferred gain), net of amortization......  $  224   $  244   $ --
                                                              ======   ======   ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate and currency risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses master netting agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness, which matches the terms of the derivative with the underlying hedged item. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 149: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset will no longer offset the changes in the fair value of the derivative. The Company had no fair value hedges for the years ended December 31, 2005 and 2004.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2005 and 2004, there were no net investment gains (losses) related to the ineffective portion of cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness.

     When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses). The Company had no cash flow hedges of forecasted transactions for the years ended December 31, 2005 and 2004.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation", the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains and losses. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. The notional value of cash flow hedges was $187 million and $182 million at December 31, 2005 and 2004, respectively.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Other comprehensive income balance at the beginning of the
  year......................................................  $ 8    $10    $16
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges.....................   (1)    (2)    (6)
Losses (gains) reclassified to net income...................   --     --     --
                                                              ---    ---    ---
Other comprehensive income balance at the end of the year...  $ 7    $ 8    $10
                                                              ===    ===    ===

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). There were $9 billion and $6 billion in notional value of non-qualifying hedges at December 31, 2005 and 2004, respectively. For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) in the Consolidated Statement of Income changes in fair value of $(3) million, $(22) million and $(2) million, respectively, related to derivatives that do not qualify for hedge accounting.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2005 and 2004, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2005 and 2004, $755 million and $1,082 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2005 and 2004, the Company recorded cash collateral received under these agreements of $765 million and $1,105 million, respectively, and established a corresponding liability for the same amount. The Company also holds collateral in the form of securities having a market value of $9 million and $0 million at December 31, 2005 and 2004, respectively, which is not included in the accompanying Consolidated Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments and the offsetting collateral liability reported approximates fair value. The liability reported on the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value. At December 31, 2005 and 2004, the Company had repurchase agreements totaling $154 million at an average coupon rate of 5.45% and $1,021 million at an average coupon rate of 5.04%, respectively. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents. At December 31, 2005 and 2004, the Company had no reverse repurchase agreements outstanding.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $611 million, $585 million and $559 million for the years ended December 31, 2005, 2004 and 2003, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $19 million for its share of the net periodic post-retirement benefits expense in 2005 ($30 million and $27 million in 2004 and 2003, respectively) and an expense of $(2) million in 2005 ($1 million in 2004 and $(2) million in 2003) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2005, 2004 and 2003, the total cost for these services amounted to $37 million, $31 million and $23 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2005, 2004 and 2003 of $13 million, $11 million, and $9 million, respectively.

     At December 31, 2005 and 2004, the Company had a net liability of $194 million and $202 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2005 and 2004, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,005 million and $3,712 million, respectively.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2005 and 2004, the amount of outstanding reserves on these contracts included in future policy benefits was $182 million and $180 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $86 million, $94 million and $89 million, for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2005 and December 31, 2004.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. During 2005, the credit facility was not used, no interest was paid and no outstanding balance was due. There was no interest expense for 2005 and the interest expense for 2004 and 2003 was less than $1 million.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2005, there was no outstanding balance due to New York Life Capital Corporation. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2005 and 2004 was $2 million and less than $1 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2005 and 2004, the Company had recorded a receivable from MCF, included in other assets of $5 million for both years. The Company received interest payments from MCF of less than $1 million and $2 million for the years ended December 31, 2005 and 2004, respectively.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $17 million, $15 million and $15 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, the Company recorded liabilities of approximately $1,968 million and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

$1,798 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, policyholders' account balances and separate account liabilities related to these policies aggregated $274 million and $267 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2005 and 2004, the Company recorded commission and fee expense to NYLINK agents of $6 million and $7 million, respectively.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $85 million, $98 million and $173 million during 2005, 2004 and 2003, respectively.

     Total interest paid was $19 million, $10 million and $10 million during 2005, 2004 and 2003, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2005 and 2004, statutory stockholder's equity was $2,157 million and $2,009 million, respectively. Statutory net income for the years ended December 31, 2005, 2004 and 2003 was $231 million, $224 million and $20 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2005 and 2004. As of December 31, 2005, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $722 million. The maximum amount of dividends that may be paid in 2006 without prior approval is $229 million.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

PricewaterhouseCoopers LLP
New York, NY
March 15, 2006

                          PROSPECTUS DATED MAY 1, 2006


                                      FOR

                       MAINSTAY PLUS II VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium MainStay Plus II Variable Annuity policies. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     NYLIAC is or will be offering a modified version of the MainStay Plus II Variable Annuity policies in the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington. Please be advised that this product may not be available for sale in these jurisdictions at the current time. The principal difference between the modified version and the flexible premium version of the policies is that, under the modified version, you may only make additional premium payments during the first Policy Year.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among two guaranteed interest options, three general account options specifically for the Dollar Cost Averaging Advantage Plan and the 44 variable Investment Divisions listed below.



  -  MainStay VP Balanced--Service Class
  -  MainStay VP Basic Value
  -  MainStay VP Bond
  -  MainStay VP Capital Appreciation
  -  MainStay VP Cash Management
  -  MainStay VP Common Stock
  -  MainStay VP Conservative Allocation-- Service
     Class
  -  MainStay VP Convertible
  -  MainStay VP Developing Growth
  -  MainStay VP Floating Rate--Service Class
  -  MainStay VP Government
  -  MainStay VP Growth Allocation--Service Class
  -  MainStay VP High Yield Corporate Bond
  -  MainStay VP Income & Growth
  -  MainStay VP International Equity
  -  MainStay VP Large Cap Growth (formerly MainStay
     VP Growth)
  -  MainStay VP Mid Cap Core--Service Class
  -  MainStay VP Mid Cap Growth--Service Class
  -  MainStay VP Mid Cap Value
  -  MainStay VP Moderate Allocation--Service Class
  -  MainStay VP Moderate Growth Allocation--Service
     Class
  -  MainStay VP S&P 500 Index
  -  MainStay VP Small Cap Growth
  -  MainStay VP Total Return
  -  MainStay VP Value
  -  Alger American Small Capitalization
  -  Calvert Social Balanced Portfolio
  -  Columbia Small Cap Value Fund, Variable Series--
     Class B (formerly Colonial Small Cap Value Fund)
  -  Dreyfus IP Technology Growth
  -  Fidelity(R) VIP Contrafund(R)
  -  Fidelity(R) VIP Equity-Income
  -  Fidelity(R) VIP Mid Cap--Service Class 2
  -  Janus Aspen Series Balanced
  -  Janus Aspen Series Worldwide Growth
  -  MFS(R) Investors Trust Series
  -  MFS(R) Research Series
  -  MFS(R) Utilities Series
  -  Neuberger Berman AMT Mid-Cap Growth
  -  Royce Micro-Cap Portfolio
  -  Royce Small-Cap Portfolio
  -  T. Rowe Price Equity Income Portfolio
  -  Van Eck Worldwide Hard Assets
  -  Van Kampen UIF Emerging Markets Equity
  -  Victory VIF Diversified Stock--Class A Shares


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the Columbia Funds Variable Insurance Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.



     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                           PAGE
                                           ----
DEFINITIONS..............................    3
TABLE OF FEES AND EXPENSES...............    5
  Examples...............................   10
QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS
  II VARIABLE ANNUITY....................   21
  How Do I Contact NYL Annuity Service
    Center or NYLIAC?....................   24
FINANCIAL STATEMENTS.....................   24
CONDENSED FINANCIAL INFORMATION..........   25
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT...   30
  New York Life Insurance and Annuity
    Corporation..........................   30
  The Separate Account...................   30
  The Portfolios.........................   30
  Additions, Deletions or Substitutions
    of Investments.......................   32
  Reinvestment...........................   33
THE POLICIES.............................   33
  Selecting the Variable Annuity That's
    Right for You........................   33
  Qualified and Non-Qualified Policies...   34
  Policy Application and Premium
    Payments.............................   35
  Payments Returned for Insufficient
    Funds................................   36
  Your Right to Cancel ("Free Look").....   36
  Issue Ages.............................   36
  Transfers..............................   36
  Limits on Transfers....................   37
  Procedures for Telephone/Web
    Transactions.........................   39
  Dollar Cost Averaging Programs.........   39
    (a) Traditional Dollar Cost
         Averaging.......................   40
    (b) The DCA Advantage Plan...........   40
  Automatic Asset Reallocation...........   41
  Interest Sweep.........................   41
  Accumulation Period....................   42
    (a) Crediting of Premium  Payments...   42
    (b) Valuation of Accumulation
         Units...........................   42
  Riders.................................   42
    (a) Living Needs Benefit Rider.......   42
    (b) Unemployment Benefit Rider.......   43
    (c) Investment Protection Plan  Rider
        (optional).......................   43
    (d) Enhanced Beneficiary Benefit
         Rider (optional)................   44
    (e) Enhanced Spousal Continuance
         Rider (optional)................   46
  Policy Owner Inquiries.................   47
  Records and Reports....................   47
CHARGES AND DEDUCTIONS...................   47
  Surrender Charges......................   47
  Amount of Surrender Charge.............   47



                                           PAGE
                                           ----
  Exceptions to Surrender Charges........   48
  Other Charges..........................   48
    (a) Separate Account Charge..........   48
    (b) Policy Service Charge............   48
    (c) Investment Protection Plan  Rider
        Charge (optional)................   48
    (d) Rider Risk Charge Adjustment
         (optional)......................   49
    (e)  Enhanced Beneficiary Benefit
          Rider Charge (optional)........   49
    (f)  Fund Charges....................   49
    (g) Transfer Fees....................   49
  Group and Sponsored Arrangements.......   49
  Taxes..................................   50
DISTRIBUTIONS UNDER THE POLICY...........   50
  Surrenders and Withdrawals.............   50
    (a) Surrenders.......................   51
    (b) Partial Withdrawals..............   51
    (c) Periodic Partial Withdrawals.....   51
    (d) Hardship Withdrawals.............   51
  Required Minimum Distribution Option...   51
  Our Right to Cancel....................   51
  Annuity Commencement Date..............   52
  Death Before Annuity Commencement......   52
  Income Payments........................   53
    (a) Election of Income Payment
        Options..........................   53
    (b) Proof of Survivorship............   54
  Delay of Payments......................   54
  Designation of Beneficiary.............   54
  Restrictions Under Code Section
    403(b)(11)...........................   55
  Loans..................................   55
THE FIXED ACCOUNTS.......................   56
    (a) Interest Crediting...............   56
    (b) Transfers to Investment
         Divisions.......................   56
    (c) Fixed Account Initial  Premium
        Guarantee........................   57
THE DCA ADVANTAGE PLAN ACCOUNTS..........   57
FEDERAL TAX MATTERS......................   57
  Introduction...........................   57
  Taxation of Annuities in General.......   57
  Qualified Policies.....................   58
    (a) Section 403(b) Plans.............   59
    (b) Individual Retirement
       Annuities.........................   59
    (c) Roth Individual Retirement
         Annuities.......................   59
    (d) Inherited IRAs...................   59
  Taxation of Death Benefits.............   60
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS...........................   60
VOTING RIGHTS............................   60
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION ("SAI").........   62


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value, and the DCA Advantage Plan Account Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Fixed Accounts and the Investment Divisions of the Separate Account.


ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.


ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.


BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Code in the event of the Annuitant's or the policyowner's death.


BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of each Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Accounts, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Accounts, and less any surrender charges, policy service charge and rider charges deducted from the Fixed Accounts.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES


 ------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE (as a
 percentage of the amount withdrawn)(1)                             7.00%
 ------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each
 transfer over 12 in a Policy Year (currently no charge for
 the first 12 transfers in a Policy Year)                             $30
 ------------------------------------------------------------------------



(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 6% during Payment Years 4-5; 5% during Payment Year 6; 4% during Payment Year 7; and 0% thereafter.


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


 ------------------------------------------------------------------------
 Annual Policy Service Charge (for policies with less than
 $50,000 Accumulation Value)                                          $30
 ------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL
 EXPENSES CHARGE (calculated as an annualized percentage of
 the daily average Variable Accumulation Value, including
 mortality and expense risk and administrative fees)                1.45%
 ------------------------------------------------------------------------
 Optional Rider Charges
 ------------------------------------------------------------------------
     GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER
     CHARGE (calculated as an annualized percentage of the
     amount that is guaranteed under this rider, deducted on
     a quarterly basis)                                             1.00%
 ------------------------------------------------------------------------
          Current Investment Protection Plan Rider Charge           0.45%
 ------------------------------------------------------------------------
     GUARANTEED MAXIMUM RIDER RISK ADJUSTMENT CHARGE (charge
     for cancellation of the Investment Protection Plan
     Rider; calculated as an annualized percentage of the
     amount that is guaranteed under the Investment
     Protection Plan Rider; please contact your Registered
     Representative to determine the percentage We are
     currently charging before you select this feature)             2.00%
 ------------------------------------------------------------------------
     GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER
     CHARGE (calculated as an annualized percentage of the
     policy's Accumulation Value, deducted on a quarterly
     basis)                                                         1.00%
 ------------------------------------------------------------------------
          Current Enhanced Beneficiary Benefit Rider Charge         0.30%
 ------------------------------------------------------------------------

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


                                                                -----------------
                                                                MINIMUM   MAXIMUM
  -------------------------------------------------------------------------------
  For policies purchased on or after June 2, 2003: Expenses
  that are deducted from the Investment Division assets,
  including management fees, 12b-1 fees, administration fees
  and other expenses as of 12/31/05.                             0.51%     2.01%
  For policies purchased prior to June 2, 2003: Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
  expenses as of 12/31/05.                                       0.34%     1.66%



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2005, unless otherwise indicated. The Fund or its agents provided the fees and charges that are based on 2005 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


-------------------------------------------------------------------------------------------------------------------------------
                                                                                ESTIMATED
                                                                                UNDERLYING   TOTAL FUND ANNUAL
                                                                                PORTFOLIO    EXPENSES (BEFORE    EXPENSE WAIVER
                                ADVISORY   ADMINISTRATION   12B-1     OTHER      FEES AND         EXPENSE            AND/OR
             FUND                FEE(A)         FEE         FEE(B)   EXPENSES    EXPENSES     REIMBURSEMENTS)    REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------------------
MainStay VP Balanced--Service
Class                            0.75%(c)      0.00%        0.25%     0.25%       0.00%            1.25%             0.10%(c)
MainStay VP Conservative
Allocation--Service Class        0.00%         0.00%        0.25%     0.41%(e)    0.61%(d)         1.27%             0.16%(e)
MainStay VP Growth
Allocation--Service Class        0.00%         0.00%        0.25%     0.66%(e)    0.76%(d)         1.67%             0.41%(e)
MainStay VP Moderate
Allocation--Service Class        0.00%         0.00%        0.25%     0.30%(e)    0.65%(d)         1.20%             0.05%(e)
MainStay VP Moderate Growth
Allocation--Service Class        0.00%         0.00%        0.25%     0.33%(e)    0.71%(d)         1.29%             0.08%(e)

------------------------------  ---------------

                                NET TOTAL FUND
                                ANNUAL EXPENSES
                                 AFTER EXPENSE
             FUND               REIMBURSEMENTS
------------------------------  ---------------
MainStay VP Balanced--Service
Class                                1.15%
MainStay VP Conservative
Allocation--Service Class            1.11%
MainStay VP Growth
Allocation--Service Class            1.26%
MainStay VP Moderate
Allocation--Service Class            1.15%
MainStay VP Moderate Growth
Allocation--Service Class            1.21%



(#) Shown as a percentage of average net assets for the fiscal year ended December 31, 2005, unless otherwise indicated. The Fund or its agents provided the fees and charges that are based on 2005 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.



(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(c) New York Life Investment Management LLC ("NYLIM") has entered into a written expense limitation agreement under which it agreed to waive a portion of the Portfolio's management fee or reimburse the Portfolio so that the Portfolio's total ordinary operating expenses do not exceed 1.15%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.



(e) "Other Expenses" are based on estimated amounts for the current fiscal year. NYLIM has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses, excluding Underlying Portfolio expenses, do not exceed 0.25%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      TOTAL FUND
                                                                           ADMINISTRATION                   OTHER       ANNUAL
                            FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES    EXPENSE
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value--Service Class                       0.60%(b)        0.20%           0.25%        0.11%       0.16%(b)
  MainStay VP Basic Value--Initial Class                       0.60%(b)        0.20%           0.00%        0.11%       0.91%(b)
  MainStay VP Bond--Service Class                              0.25%           0.20%           0.25%        0.06%       0.76%
  MainStay VP Bond--Initial Class                              0.25%           0.20%           0.00%        0.06%       0.51%
  MainStay VP Capital Appreciation--Service Class              0.36%           0.20%           0.25%        0.05%       0.86%
  MainStay VP Capital Appreciation--Initial Class              0.36%           0.20%           0.00%        0.05%       0.61%
  MainStay VP Cash Management                                  0.25%           0.20%           0.00%        0.06%       0.51%
  MainStay VP Common Stock--Service Class                      0.25%           0.20%           0.25%        0.06%       0.76%
  MainStay VP Common Stock--Initial Class                      0.25%           0.20%           0.00%        0.06%       0.51%
  MainStay VP Convertible--Service Class                       0.36%           0.20%           0.25%        0.07%       0.88%
  MainStay VP Convertible--Initial Class                       0.36%           0.20%           0.00%        0.07%       0.63%
  MainStay VP Developing Growth--Service Class                 0.60%           0.20%           0.25%        0.22%       1.27%
  MainStay VP Developing Growth--Initial Class                 0.60%           0.20%           0.00%        0.22%       1.02%
  MainStay VP Floating Rate--Service Class                     0.60%           0.00%           0.25%        0.24%       1.09%
  MainStay VP Government--Service Class                        0.30%           0.20%           0.25%        0.07%       0.82%
  MainStay VP Government--Initial Class                        0.30%           0.20%           0.00%        0.07%       0.57%
  MainStay VP High Yield Corporate Bond--Service Class         0.30%           0.20%           0.25%        0.06%       0.81%
  MainStay VP High Yield Corporate Bond--Initial Class         0.30%           0.20%           0.00%        0.06%       0.56%
  MainStay VP Income & Growth--Service Class                   0.50%           0.20%           0.25%        0.14%       1.09%
  MainStay VP Income & Growth--Initial Class                   0.50%           0.20%           0.00%        0.14%       0.84%
  MainStay VP International Equity--Service Class              0.60%           0.20%           0.25%        0.12%       1.17%
  MainStay VP International Equity--Initial Class              0.60%           0.20%           0.00%        0.12%       0.92%
  MainStay VP Large Cap Growth*--Service Class                 0.50%           0.20%           0.25%        0.10%       1.05%
  MainStay VP Large Cap Growth*--Initial Class                 0.50%           0.20%           0.00%        0.10%       0.80%
  MainStay VP Mid Cap Core--Service Class                      0.85%(c)        0.00%           0.25%        0.09%       1.19%
  MainStay VP Mid Cap Growth--Service Class                    0.75%(c)        0.00%           0.25%        0.07%       1.07%
  MainStay VP Mid Cap Value--Service Class                     0.70%(c)        0.00%           0.25%        0.06%       1.01%
  MainStay VP Mid Cap Value--Initial Class                     0.70%(c)        0.00%           0.00%        0.06%       0.76%
  MainStay VP S&P 500 Index--Service Class                     0.09%(d)        0.20%           0.25%        0.05%       0.59%
  MainStay VP S&P 500 Index--Initial Class                     0.09%(d)        0.20%           0.00%        0.05%       0.34%
  MainStay VP Small Cap Growth--Service Class                  0.90%(c)        0.00%           0.25%        0.09%       1.24%
  MainStay VP Small Cap Growth--Initial Class                  0.90%(c)        0.00%           0.00%        0.09%       0.99%
  MainStay VP Total Return--Service Class                      0.32%           0.20%           0.25%        0.07%       0.84%
  MainStay VP Total Return--Initial Class                      0.32%           0.20%           0.00%        0.07%       0.59%
  MainStay VP Value--Service Class                             0.36%           0.20%           0.25%        0.05%       0.86%
  MainStay VP Value--Initial Class                             0.36%           0.20%           0.00%        0.05%       0.61%
  Alger American Small Capitalization--Class S Shares          0.85%           0.00%           0.25%        0.05%(e)    1.15%
  Alger American Small Capitalization--Class O Shares          0.85%           0.00%           0.00%        0.06%(e)    0.91%
  Calvert Social Balanced Portfolio                            0.425%          0.275%          0.00%        0.22%       0.92%(f)
  Columbia Small Cap Value Fund, Variable Series**--
    Class B                                                    0.80%           0.00%           0.25%(g)     0.10%       1.15%

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      TOTAL FUND
                                                                           ADMINISTRATION                   OTHER       ANNUAL
                            FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES    EXPENSE
  ------------------------------------------------------------------------------------------------------------------------------
  Dreyfus IP Technology Growth--Service Shares                 0.75%           0.00%           0.25%        0.06%       1.06%
  Dreyfus IP Technology Growth--Initial Shares                 0.75%           0.00%           0.00%        0.06%       0.81%
  Fidelity(R) VIP Contrafund(R)--Service Class 2               0.57%(h)        0.00%           0.25%        0.09%       0.91%(i)
  Fidelity(R) VIP Contrafund(R)--Initial Class                 0.57%(h)        0.00%           0.00%        0.09%       0.66%(j)
  Fidelity(R) VIP Equity-Income--Service Class 2               0.47%(h)        0.00%           0.25%        0.09%       0.81%(k)
  Fidelity(R) VIP Equity-Income--Initial Class                 0.47%(h)        0.00%           0.00%        0.09%       0.56%(l)
  Fidelity(R) VIP Mid Cap--Service Class 2                     0.57%(h)        0.00%           0.25%        0.12%       0.94%(m)
  Janus Aspen Series Balanced--Service Shares                  0.55%(n)        0.00%           0.25%        0.02%       0.82%
  Janus Aspen Series Balanced--Institutional Shares            0.55%(o)        0.00%           0.00%        0.02%       0.57%
  Janus Aspen Series Worldwide Growth--Service Shares(o)       0.60%(n)        0.00%           0.25%        0.01%       0.86%
  Janus Aspen Series Worldwide Growth--Institutional
    Shares(o)                                                  0.60%(o)        0.00%           0.00%        0.01%       0.61%
  MFS(R) Investors Trust Series--Service Class                 0.75%(h)        0.00%           0.25%(p)     0.13%       1.13%(q)
  MFS(R) Investors Trust Series--Initial Class                 0.75%(h)        0.00%           0.00%        0.13%       0.88%(q)
  MFS(R) Research Series--Service Class                        0.75%(h)        0.00%           0.25%(p)     0.18%       1.18%(q)
  MFS(R) Research Series--Initial Class                        0.75%(h)        0.00%           0.00%        0.18%       0.93%(q)
  MFS(R) Utilities Series--Service Class                       0.75%(h)        0.00%           0.25%(p)     0.15%       1.15%(q)
  MFS(R) Utilities Series--Initial Class                       0.75%(h)        0.00%           0.00%        0.15%       0.90%(q)
  Neuberger Berman AMT Mid-Cap Growth--Class S                 0.83%(r)        0.00%           0.25%        0.10%       1.18%(s)
  Neuberger Berman AMT Mid-Cap Growth--Class I                 0.83%(r)        0.00%           0.00%        0.10%       0.93%(t)
  Royce Micro-Cap Portfolio                                    1.25%           0.00%           0.00%        0.07%       1.32%
  Royce Small-Cap Portfolio                                    1.00%           0.00%           0.00%        0.09%       1.09%
  T. Rowe Price Equity Income Portfolio-II                     0.85%(u)        0.00%           0.25%        0.00%       1.10%(v)
  T. Rowe Price Equity Income Portfolio                        0.85%(u)        0.00%           0.00%        0.00%       0.85%(v)
  Van Eck Worldwide Hard Assets                                1.00%           0.00%           0.00%        0.17%       1.17%
  Van Kampen UIF Emerging Markets Equity--Class II             1.25%           0.25%           0.35%        0.16%       2.01%(w)
  Van Kampen UIF Emerging Markets Equity--Class I              1.25%           0.25%           0.00%        0.16%       1.66%(x)
  Victory VIF Diversified Stock--Class A Shares                0.30%(y)        0.00%           0.25%        0.67%(z)    1.22%



   * Formerly MainStay VP Growth



  ** Formerly Colonial Small Cap Value Fund



 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (b) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.60% up to $250 million and 0.55% in excess of $250 million. NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2005, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.86% for Initial Class Shares and 1.11% for Service Class Shares. This waiver may be discontinued at any time without notice.



 (c) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.



 (d) The Advisory Fee for the Portfolio is an annual percentage of the Fund's daily net assets as follows: 0.10% up to $1 billion and 0.075% in excess of $1 billion.



 (e) Includes Administration Fees.



  (f) The Fund or its agents provided the fees and charges which are based on 2005 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (g) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.20% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.



 (h) The fees designated as "Advisory Fees" reflect "Management Fees."



  (i) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



  (j) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64%. These offsets may be discontinued at any time.



 (k) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.80%. These offsets may be discontinued at any time.



  (l) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55%. These offsets may be discontinued at any time.



 (m) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



 (n) The "Management Fee" is the investment advisory fee paid by the Portfolios to Janus Capital.



 (o) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information.



 (p) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).



 (q) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.



  (r) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees."



 (s) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed 1.25% of the average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



  (t) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Mid-Cap Growth Portfolio; The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



 (u) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



 (v) The portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.



 (w) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The adviser may terminate this voluntary waiver at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the advisory fees, administration fees, 12b-1 Fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.05%, 0.16% and 1.70% respectively.



 (x) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, 1.65% for Class I shares. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the advisory fees, administration fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.16% and 1.65% respectively.



 (y) The fees designated as "Advisory Fees" reflect Management Fees, which includes both Advisory Fees and Administration Fees.



 (z) Restated to reflect current fees.

Examples
     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, policy fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $50,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.
     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $  935.18    $  894.60    $1,522.42    $3,209.84    $  935.18    $1,564.72
with IPP Rider....................  $  978.29    $1,030.77    $1,746.07    $3,638.16    $  978.29    $1,691.87
with EBB Rider....................  $  963.92    $  985.53    $1,672.01    $3,497.54    $  963.92    $1,649.63
with IPP & EBB Riders.............  $1,007.03    $1,121.70    $1,895.65    $3,925.85    $1,007.03    $1,776.78
MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders................  $  926.56    $  867.18    $1,477.14    $3,121.75    $  926.56    $1,539.12
with IPP Rider....................  $  969.70    $1,003.74    $1,701.85    $3,554.34    $  969.70    $1,666.63
with EBB Rider....................  $  955.32    $  958.36    $1,627.42    $3,412.30    $  955.32    $1,624.26
with IPP & EBB Riders.............  $  998.47    $1,094.92    $1,852.13    $3,844.86    $  998.47    $1,751.77
MAINSTAY VP BOND--SERVICE CLASS
without any Riders................  $  888.20    $  744.70    $1,273.75    $2,720.55    $  888.20    $1,424.75
with IPP Rider....................  $  931.52    $  882.94    $1,503.18    $3,172.46    $  931.52    $1,553.83
with EBB Rider....................  $  917.08    $  837.01    $1,427.19    $3,024.07    $  917.08    $1,510.94
with IPP & EBB Riders.............  $  960.39    $  975.25    $1,656.63    $3,475.99    $  960.39    $1,640.03
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders................  $  897.79    $  775.42    $1,324.92    $2,822.35    $  897.79    $1,453.43
with IPP Rider....................  $  941.06    $  913.24    $1,553.17    $3,269.37    $  941.06    $1,582.12
with EBB Rider....................  $  926.64    $  867.43    $1,477.56    $3,122.58    $  926.64    $1,539.35
with IPP & EBB Riders.............  $  969.91    $1,005.26    $1,705.81    $3,569.59    $  969.91    $1,668.05
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $  864.22    $  667.63    $1,144.88    $2,461.61    $  864.22    $1,352.78
with IPP Rider....................  $  907.64    $  806.94    $1,377.31    $2,925.98    $  907.64    $1,482.86
with EBB Rider....................  $  893.17    $  760.64    $1,300.31    $2,773.49    $  893.17    $1,439.63
with IPP & EBB Riders.............  $  936.60    $  899.95    $1,532.75    $3,237.88    $  936.60    $1,569.71
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders................  $  888.20    $  744.70    $1,273.75    $2,720.55    $  888.20    $1,424.75
with IPP Rider....................  $  931.52    $  882.94    $1,503.18    $3,172.46    $  931.52    $1,553.83
with EBB Rider....................  $  917.08    $  837.01    $1,427.19    $3,024.07    $  917.08    $1,510.94
with IPP & EBB Riders.............  $  960.39    $  975.25    $1,656.63    $3,475.99    $  960.39    $1,640.03

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $2,120.94    $3,209.84    $292.08    $  894.60    $1,522.42    $3,209.84
with IPP Rider....................  $2,331.23    $3,638.16    $338.09    $1,030.77    $1,746.07    $3,638.16
with EBB Rider....................  $2,261.60    $3,497.54    $322.75    $  985.53    $1,672.01    $3,497.54
with IPP & EBB Riders.............  $2,471.87    $3,925.85    $368.76    $1,121.70    $1,895.65    $3,925.85
MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders................  $2,078.36    $3,121.75    $282.88    $  867.18    $1,477.14    $3,121.75
with IPP Rider....................  $2,289.65    $3,554.34    $328.92    $1,003.74    $1,701.85    $3,554.34
with EBB Rider....................  $2,219.66    $3,412.30    $313.58    $  958.36    $1,627.42    $3,412.30
with IPP & EBB Riders.............  $2,430.95    $3,844.86    $359.62    $1,094.92    $1,852.13    $3,844.86
MAINSTAY VP BOND--SERVICE CLASS
without any Riders................  $1,887.12    $2,720.55    $241.94    $  744.70    $1,273.75    $2,720.55
with IPP Rider....................  $2,102.85    $3,172.46    $288.17    $  882.94    $1,503.18    $3,172.46
with EBB Rider....................  $2,031.40    $3,024.07    $272.76    $  837.01    $1,427.19    $3,024.07
with IPP & EBB Riders.............  $2,247.14    $3,475.99    $318.99    $  975.25    $1,656.63    $3,475.99
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders................  $1,935.23    $2,822.35    $252.17    $  775.42    $1,324.92    $2,822.35
with IPP Rider....................  $2,149.85    $3,269.37    $298.36    $  913.24    $1,553.17    $3,269.37
with EBB Rider....................  $2,078.76    $3,122.58    $282.96    $  867.43    $1,477.56    $3,122.58
with IPP & EBB Riders.............  $2,293.38    $3,569.59    $329.15    $1,005.26    $1,705.81    $3,569.59
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $1,765.94    $2,461.61    $216.35    $  667.63    $1,144.88    $2,461.61
with IPP Rider....................  $1,984.50    $2,925.98    $262.69    $  806.94    $1,377.31    $2,925.98
with EBB Rider....................  $1,912.10    $2,773.49    $247.25    $  760.64    $1,300.31    $2,773.49
with IPP & EBB Riders.............  $2,130.66    $3,237.88    $293.59    $  899.95    $1,532.75    $3,237.88
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders................  $1,887.12    $2,720.55    $241.94    $  744.70    $1,273.75    $2,720.55
with IPP Rider....................  $2,102.85    $3,172.46    $288.17    $  882.94    $1,503.18    $3,172.46
with EBB Rider....................  $2,031.40    $3,024.07    $272.76    $  837.01    $1,427.19    $3,024.07
with IPP & EBB Riders.............  $2,247.14    $3,475.99    $318.99    $  975.25    $1,656.63    $3,475.99

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders................  $  937.10    $  900.69    $1,532.48    $3,229.32    $  937.10    $1,570.40
with IPP Rider....................  $  980.20    $1,036.79    $1,755.90    $3,656.72    $  980.20    $1,697.49
with EBB Rider....................  $  965.83    $  991.56    $1,681.89    $3,516.36    $  965.83    $1,655.26
with IPP & EBB Riders.............  $1,008.93    $1,127.65    $1,905.30    $3,943.74    $1,008.93    $1,782.33
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders................  $  899.71    $  781.55    $1,335.12    $2,842.58    $  899.71    $1,459.15
with IPP Rider....................  $  942.97    $  919.28    $1,563.12    $3,288.61    $  942.97    $1,587.77
with EBB Rider....................  $  928.55    $  873.52    $1,487.61    $3,142.17    $  928.55    $1,545.03
with IPP & EBB Riders.............  $  971.82    $1,011.26    $1,715.63    $3,588.20    $  971.82    $1,673.65
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders................  $  937.10    $  900.69    $1,532.48    $3,229.32    $  937.10    $1,570.40
with IPP Rider....................  $  980.20    $1,036.79    $1,755.90    $3,656.72    $  980.20    $1,697.49
with EBB Rider....................  $  965.83    $  991.56    $1,681.89    $3,516.36    $  965.83    $1,655.26
with IPP & EBB Riders.............  $1,008.93    $1,127.65    $1,905.30    $3,943.74    $1,008.93    $1,782.33
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders................  $  919.84    $  845.82    $1,441.79    $3,052.68    $  919.84    $1,519.17
with IPP Rider....................  $  963.02    $  982.67    $1,667.32    $3,488.60    $  963.02    $1,646.95
with EBB Rider....................  $  948.62    $  937.20    $1,592.62    $3,345.46    $  948.62    $1,604.50
with IPP & EBB Riders.............  $  991.80    $1,074.05    $1,818.15    $3,781.38    $  991.80    $1,732.28
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders................  $  893.95    $  763.15    $1,304.48    $2,781.77    $  893.95    $1,441.97
with IPP Rider....................  $  937.24    $  901.13    $1,533.20    $3,230.71    $  937.24    $1,570.82
with EBB Rider....................  $  922.81    $  855.28    $1,457.44    $3,083.28    $  922.81    $1,528.00
with IPP & EBB Riders.............  $  966.11    $  993.26    $1,686.16    $3,532.27    $  966.11    $1,656.85
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $  975.46    $1,021.88    $1,731.54    $3,610.65    $  975.46    $1,683.57
with IPP Rider....................  $1,018.39    $1,156.31    $1,950.32    $4,019.61    $1,018.39    $1,809.09
with EBB Rider....................  $1,004.08    $1,111.64    $1,877.85    $3,885.32    $1,004.08    $1,767.38
with IPP & EBB Riders.............  $1,047.00    $1,246.06    $2,096.64    $4,294.28    $1,047.00    $1,892.90
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders................  $  892.99    $  760.07    $1,299.36    $2,771.57    $  892.99    $1,439.09
with IPP Rider....................  $  936.28    $  898.10    $1,528.20    $3,221.04    $  936.28    $1,567.98
with EBB Rider....................  $  921.85    $  852.23    $1,452.40    $3,073.44    $  921.85    $1,525.16
with IPP & EBB Riders.............  $  965.15    $  990.27    $1,681.25    $3,522.91    $  965.15    $1,654.05
MAINSTAY VP INCOME &
  GROWTH--SERVICE CLASS
without any Riders................  $  919.84    $  845.82    $1,441.79    $3,052.68    $  919.84    $1,519.17
with IPP Rider....................  $  963.02    $  982.67    $1,667.32    $3,488.60    $  963.02    $1,646.95
with EBB Rider....................  $  948.62    $  937.20    $1,592.62    $3,345.46    $  948.62    $1,604.50
with IPP & EBB Riders.............  $  991.80    $1,074.05    $1,818.15    $3,781.38    $  991.80    $1,732.28
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders................  $  927.51    $  870.22    $1,482.17    $3,131.58    $  927.51    $1,541.96
with IPP Rider....................  $  970.65    $1,006.75    $1,706.77    $3,563.68    $  970.65    $1,669.44
with EBB Rider....................  $  956.27    $  961.38    $1,632.38    $3,421.80    $  956.27    $1,627.08
with IPP & EBB Riders.............  $  999.41    $1,097.89    $1,856.96    $3,853.90    $  999.41    $1,754.55

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,130.40    $3,229.32    $294.13    $  900.69    $1,532.48    $3,229.32
with IPP Rider....................  $2,340.47    $3,656.72    $340.13    $1,036.79    $1,755.90    $3,656.72
with EBB Rider....................  $2,270.88    $3,516.36    $324.80    $  991.56    $1,681.89    $3,516.36
with IPP & EBB Riders.............  $2,480.94    $3,943.74    $370.79    $1,127.65    $1,905.30    $3,943.74
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders................  $1,944.82    $2,842.58    $254.22    $  781.55    $1,335.12    $2,842.58
with IPP Rider....................  $2,159.21    $3,288.61    $300.40    $  919.28    $1,563.12    $3,288.61
with EBB Rider....................  $2,088.21    $3,142.17    $285.01    $  873.52    $1,487.61    $3,142.17
with IPP & EBB Riders.............  $2,302.61    $3,588.20    $331.18    $1,011.26    $1,715.63    $3,588.20
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders................  $2,130.40    $3,229.32    $294.13    $  900.69    $1,532.48    $3,229.32
with IPP Rider....................  $2,340.47    $3,656.72    $340.13    $1,036.79    $1,755.90    $3,656.72
with EBB Rider....................  $2,270.88    $3,516.36    $324.80    $  991.56    $1,681.89    $3,516.36
with IPP & EBB Riders.............  $2,480.94    $3,943.74    $370.79    $1,127.65    $1,905.30    $3,943.74
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders................  $2,045.13    $3,052.68    $275.71    $  845.82    $1,441.79    $3,052.68
with IPP Rider....................  $2,257.18    $3,488.60    $321.79    $  982.67    $1,667.32    $3,488.60
with EBB Rider....................  $2,186.94    $3,345.46    $306.43    $  937.20    $1,592.62    $3,345.46
with IPP & EBB Riders.............  $2,399.00    $3,781.38    $352.51    $1,074.05    $1,818.15    $3,781.38
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders................  $1,916.02    $2,781.77    $248.08    $  763.15    $1,304.48    $2,781.77
with IPP Rider....................  $2,131.07    $3,230.71    $294.28    $  901.13    $1,533.20    $3,230.71
with EBB Rider....................  $2,059.84    $3,083.28    $278.88    $  855.28    $1,457.44    $3,083.28
with IPP & EBB Riders.............  $2,274.91    $3,532.27    $325.09    $  993.26    $1,686.16    $3,532.27
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,317.57    $3,610.65    $335.07    $1,021.88    $1,731.54    $3,610.65
with IPP Rider....................  $2,523.26    $4,019.61    $380.88    $1,156.31    $1,950.32    $4,019.61
with EBB Rider....................  $2,455.13    $3,885.32    $365.61    $1,111.64    $1,877.85    $3,885.32
with IPP & EBB Riders.............  $2,660.83    $4,294.28    $411.42    $1,246.06    $2,096.64    $4,294.28
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders................  $1,911.20    $2,771.57    $247.05    $  760.07    $1,299.36    $2,771.57
with IPP Rider....................  $2,126.38    $3,221.04    $293.26    $  898.10    $1,528.20    $3,221.04
with EBB Rider....................  $2,055.11    $3,073.44    $277.86    $  852.23    $1,452.40    $3,073.44
with IPP & EBB Riders.............  $2,270.29    $3,522.91    $324.07    $  990.27    $1,681.25    $3,522.91
MAINSTAY VP INCOME &
  GROWTH--SERVICE CLASS
without any Riders................  $2,045.13    $3,052.68    $275.71    $  845.82    $1,441.79    $3,052.68
with IPP Rider....................  $2,257.18    $3,488.60    $321.79    $  982.67    $1,667.32    $3,488.60
with EBB Rider....................  $2,186.94    $3,345.46    $306.43    $  937.20    $1,592.62    $3,345.46
with IPP & EBB Riders.............  $2,399.00    $3,781.38    $352.51    $1,074.05    $1,818.15    $3,781.38
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders................  $2,083.10    $3,131.58    $283.90    $  870.22    $1,482.17    $3,131.58
with IPP Rider....................  $2,294.28    $3,563.68    $329.94    $1,006.75    $1,706.77    $3,563.68
with EBB Rider....................  $2,224.33    $3,421.80    $314.59    $  961.38    $1,632.38    $3,421.80
with IPP & EBB Riders.............  $2,435.49    $3,853.90    $360.63    $1,097.89    $1,856.96    $3,853.90

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders................  $  916.00    $  833.60    $1,421.54    $3,013.00    $  916.00    $1,507.76
with IPP Rider....................  $  959.20    $  970.62    $1,647.54    $3,450.82    $  959.20    $1,635.70
with EBB Rider....................  $  944.80    $  925.08    $1,572.69    $3,307.08    $  944.80    $1,593.18
with IPP & EBB Riders.............  $  987.99    $1,062.10    $1,798.69    $3,744.90    $  987.99    $1,721.13
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders................  $  929.43    $  876.32    $1,492.25    $3,151.21    $  929.43    $1,547.65
with IPP Rider....................  $  972.56    $1,012.76    $1,716.61    $3,582.36    $  972.56    $1,675.05
with EBB Rider....................  $  958.18    $  967.41    $1,642.29    $3,440.79    $  958.18    $1,632.71
with IPP & EBB Riders.............  $1,001.32    $1,103.86    $1,866.66    $3,871.95    $1,001.32    $1,760.12
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders................  $  917.92    $  839.71    $1,431.67    $3,032.87    $  917.92    $1,513.46
with IPP Rider....................  $  961.11    $  976.65    $1,657.44    $3,469.72    $  961.11    $1,641.34
with EBB Rider....................  $  946.71    $  931.14    $1,582.65    $3,326.28    $  946.71    $1,598.83
with IPP & EBB Riders.............  $  989.90    $1,068.07    $1,808.41    $3,763.14    $  989.90    $1,726.70
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders................  $  912.17    $  821.37    $1,401.27    $2,973.16    $  912.17    $1,496.33
with IPP Rider....................  $  955.38    $  958.56    $1,627.74    $3,412.91    $  955.38    $1,624.44
with EBB Rider....................  $  940.97    $  912.98    $1,552.73    $3,268.52    $  940.97    $1,581.88
with IPP & EBB Riders.............  $  984.18    $1,050.15    $1,779.18    $3,708.24    $  984.18    $1,709.97
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders................  $  930.39    $  879.38    $1,497.29    $3,161.01    $  930.39    $1,550.50
with IPP Rider....................  $  973.52    $1,015.76    $1,721.52    $3,591.68    $  973.52    $1,677.86
with EBB Rider....................  $  959.15    $  970.45    $1,647.27    $3,450.28    $  959.15    $1,635.54
with IPP & EBB Riders.............  $1,002.27    $1,106.83    $1,871.49    $3,880.94    $1,002.27    $1,762.90
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $  939.02    $  906.77    $1,542.51    $3,248.75    $  939.02    $1,576.08
with IPP Rider....................  $  982.11    $1,042.78    $1,765.70    $3,675.19    $  982.11    $1,703.09
with EBB Rider....................  $  967.75    $  997.58    $1,691.75    $3,535.15    $  967.75    $1,660.88
with IPP & EBB Riders.............  $1,010.83    $1,133.59    $1,914.95    $3,961.62    $1,010.83    $1,787.88
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders................  $  871.89    $  692.34    $1,186.26    $2,545.16    $  871.89    $1,375.85
with IPP Rider....................  $  915.28    $  831.29    $1,417.73    $3,005.53    $  915.28    $1,505.60
with EBB Rider....................  $  900.82    $  785.11    $1,341.05    $2,854.34    $  900.82    $1,462.48
with IPP & EBB Riders.............  $  944.21    $  924.09    $1,572.54    $3,314.72    $  944.21    $1,592.26
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders................  $  934.23    $  891.57    $1,517.41    $3,200.11    $  934.23    $1,561.89
with IPP Rider....................  $  977.34    $1,027.78    $1,741.18    $3,628.88    $  977.34    $1,689.08
with EBB Rider....................  $  962.97    $  982.51    $1,667.07    $3,488.10    $  962.97    $1,646.81
with IPP & EBB Riders.............  $1,006.08    $1,118.74    $1,890.83    $3,916.89    $1,006.08    $1,774.01
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders................  $  895.87    $  769.28    $1,314.69    $2,802.06    $  895.87    $1,447.69
with IPP Rider....................  $  939.15    $  907.18    $1,543.18    $3,250.05    $  939.15    $1,576.47
with EBB Rider....................  $  924.73    $  861.36    $1,467.50    $3,102.96    $  924.73    $1,533.68
with IPP & EBB Riders.............  $  968.01    $  999.26    $1,695.98    $3,550.93    $  968.01    $1,662.44

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders................  $2,026.08    $3,013.00    $271.62    $  833.60    $1,421.54    $3,013.00
with IPP Rider....................  $2,238.59    $3,450.82    $317.71    $  970.62    $1,647.54    $3,450.82
with EBB Rider....................  $2,168.21    $3,307.08    $302.35    $  925.08    $1,572.69    $3,307.08
with IPP & EBB Riders.............  $2,380.71    $3,744.90    $348.44    $1,062.10    $1,798.69    $3,744.90
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders................  $2,092.57    $3,151.21    $285.94    $  876.32    $1,492.25    $3,151.21
with IPP Rider....................  $2,303.53    $3,582.36    $331.98    $1,012.76    $1,716.61    $3,582.36
with EBB Rider....................  $2,233.65    $3,440.79    $316.63    $  967.41    $1,642.29    $3,440.79
with IPP & EBB Riders.............  $2,444.61    $3,871.95    $362.66    $1,103.86    $1,866.66    $3,871.95
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders................  $2,035.61    $3,032.87    $273.66    $  839.71    $1,431.67    $3,032.87
with IPP Rider....................  $2,247.89    $3,469.72    $319.75    $  976.65    $1,657.44    $3,469.72
with EBB Rider....................  $2,177.57    $3,326.28    $304.39    $  931.14    $1,582.65    $3,326.28
with IPP & EBB Riders.............  $2,389.85    $3,763.14    $350.48    $1,068.07    $1,808.41    $3,763.14
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders................  $2,007.02    $2,973.16    $267.52    $  821.37    $1,401.27    $2,973.16
with IPP Rider....................  $2,219.97    $3,412.91    $313.64    $  958.56    $1,627.74    $3,412.91
with EBB Rider....................  $2,149.44    $3,268.52    $298.27    $  912.98    $1,552.73    $3,268.52
with IPP & EBB Riders.............  $2,362.37    $3,708.24    $344.38    $1,050.15    $1,779.18    $3,708.24
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,097.31    $3,161.01    $286.97    $  879.38    $1,497.29    $3,161.01
with IPP Rider....................  $2,308.15    $3,591.68    $333.00    $1,015.76    $1,721.52    $3,591.68
with EBB Rider....................  $2,238.33    $3,450.28    $317.66    $  970.45    $1,647.27    $3,450.28
with IPP & EBB Riders.............  $2,449.15    $3,880.94    $363.69    $1,106.83    $1,871.49    $3,880.94
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,139.83    $3,248.75    $296.18    $  906.77    $1,542.51    $3,248.75
with IPP Rider....................  $2,349.68    $3,675.19    $342.16    $1,042.78    $1,765.70    $3,675.19
with EBB Rider....................  $2,280.16    $3,535.15    $326.84    $  997.58    $1,691.75    $3,535.15
with IPP & EBB Riders.............  $2,490.01    $3,961.62    $372.82    $1,133.59    $1,914.95    $3,961.62
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders................  $1,804.85    $2,545.16    $224.54    $  692.34    $1,186.26    $2,545.16
with IPP Rider....................  $2,022.51    $3,005.53    $270.85    $  831.29    $1,417.73    $3,005.53
with EBB Rider....................  $1,950.40    $2,854.34    $255.41    $  785.11    $1,341.05    $2,854.34
with IPP & EBB Riders.............  $2,168.08    $3,314.72    $301.72    $  924.09    $1,572.54    $3,314.72
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders................  $2,116.23    $3,200.11    $291.07    $  891.57    $1,517.41    $3,200.11
with IPP Rider....................  $2,326.63    $3,628.88    $337.08    $1,027.78    $1,741.18    $3,628.88
with EBB Rider....................  $2,256.94    $3,488.10    $321.74    $  982.51    $1,667.07    $3,488.10
with IPP & EBB Riders.............  $2,467.33    $3,916.89    $367.75    $1,118.74    $1,890.83    $3,916.89
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders................  $1,925.62    $2,802.06    $250.13    $  769.28    $1,314.69    $2,802.06
with IPP Rider....................  $2,140.46    $3,250.05    $296.32    $  907.18    $1,543.18    $3,250.05
with EBB Rider....................  $2,069.30    $3,102.96    $280.92    $  861.36    $1,467.50    $3,102.96
with IPP & EBB Riders.............  $2,284.14    $3,550.93    $327.12    $  999.26    $1,695.98    $3,550.93

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders................  $  897.79    $  775.42    $1,324.92    $2,822.35    $  897.79    $1,453.43
with IPP Rider....................  $  941.06    $  913.24    $1,553.17    $3,269.37    $  941.06    $1,582.12
with EBB Rider....................  $  926.64    $  867.43    $1,477.56    $3,122.58    $  926.64    $1,539.35
with IPP & EBB Riders.............  $  969.91    $1,005.26    $1,705.81    $3,569.59    $  969.91    $1,668.05
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders................  $  925.59    $  864.12    $1,472.08    $3,111.90    $  925.59    $1,536.26
with IPP Rider....................  $  968.74    $1,000.73    $1,696.92    $3,544.97    $  968.74    $1,663.82
with EBB Rider....................  $  954.36    $  955.34    $1,622.45    $3,402.77    $  954.36    $1,621.43
with IPP & EBB Riders.............  $  997.51    $1,091.94    $1,847.27    $3,835.82    $  997.51    $1,748.99
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders................  $  903.54    $  793.82    $1,355.52    $2,882.94    $  903.54    $1,470.61
with IPP Rider....................  $  946.79    $  931.38    $1,583.05    $3,327.04    $  946.79    $1,599.06
with EBB Rider....................  $  932.37    $  885.67    $1,507.69    $3,181.21    $  932.37    $1,556.38
with IPP & EBB Riders.............  $  975.62    $1,023.24    $1,735.22    $3,625.32    $  975.62    $1,684.84
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders................  $  925.59    $  864.12    $1,472.08    $3,111.90    $  925.59    $1,536.26
with IPP Rider....................  $  968.74    $1,000.73    $1,696.92    $3,544.97    $  968.74    $1,663.82
with EBB Rider....................  $  954.36    $  955.34    $1,622.45    $3,402.77    $  954.36    $1,621.43
with IPP & EBB Riders.............  $  997.51    $1,091.94    $1,847.27    $3,835.82    $  997.51    $1,748.99
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without any Riders................  $  916.97    $  836.66    $1,426.61    $3,022.94    $  916.97    $1,510.61
with IPP Rider....................  $  960.16    $  973.64    $1,652.50    $3,460.29    $  960.16    $1,638.53
with EBB Rider....................  $  945.76    $  928.11    $1,577.67    $3,316.68    $  945.76    $1,596.01
with IPP & EBB Riders.............  $  988.95    $1,065.10    $1,803.56    $3,754.01    $  988.95    $1,723.92
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders................  $  902.58    $  790.74    $1,350.40    $2,872.86    $  902.58    $1,467.74
with IPP Rider....................  $  945.83    $  928.35    $1,578.07    $3,317.45    $  945.83    $1,596.23
with EBB Rider....................  $  931.41    $  882.63    $1,502.67    $3,171.46    $  931.41    $1,553.54
with IPP & EBB Riders.............  $  974.67    $1,020.24    $1,730.32    $3,616.04    $  974.67    $1,682.04
FIDELITY(R) VIP
  EQUITY-INCOME--SERVICE CLASS 2
without any Riders................  $  892.99    $  760.07    $1,299.36    $2,771.57    $  892.99    $1,439.09
with IPP Rider....................  $  936.28    $  898.10    $1,528.20    $3,221.04    $  936.28    $1,567.98
with EBB Rider....................  $  921.85    $  852.23    $1,452.40    $3,073.44    $  921.85    $1,525.16
with IPP & EBB Riders.............  $  965.15    $  990.27    $1,681.25    $3,522.91    $  965.15    $1,654.05
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders................  $  905.46    $  799.95    $1,365.70    $2,903.06    $  905.46    $1,476.34
with IPP Rider....................  $  948.70    $  937.44    $1,593.00    $3,346.20    $  948.70    $1,604.72
with EBB Rider....................  $  934.29    $  891.74    $1,517.71    $3,200.69    $  934.29    $1,562.05
with IPP & EBB Riders.............  $  977.53    $1,029.23    $1,745.01    $3,643.81    $  977.53    $1,690.43
JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without any Riders................  $  893.95    $  763.15    $1,304.48    $2,781.77    $  893.95    $1,441.97
with IPP Rider....................  $  937.24    $  901.13    $1,533.20    $3,230.71    $  937.24    $1,570.82
with EBB Rider....................  $  922.81    $  855.28    $1,457.44    $3,083.28    $  922.81    $1,528.00
with IPP & EBB Riders.............  $  966.11    $  993.26    $1,686.16    $3,532.27    $  966.11    $1,656.85

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders................  $1,935.23    $2,822.35    $252.17    $  775.42    $1,324.92    $2,822.35
with IPP Rider....................  $2,149.85    $3,269.37    $298.36    $  913.24    $1,553.17    $3,269.37
with EBB Rider....................  $2,078.76    $3,122.58    $282.96    $  867.43    $1,477.56    $3,122.58
with IPP & EBB Riders.............  $2,293.38    $3,569.59    $329.15    $1,005.26    $1,705.81    $3,569.59
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders................  $2,073.61    $3,111.90    $281.85    $  864.12    $1,472.08    $3,111.90
with IPP Rider....................  $2,285.01    $3,544.97    $327.90    $1,000.73    $1,696.92    $3,544.97
with EBB Rider....................  $2,214.99    $3,402.77    $312.55    $  955.34    $1,622.45    $3,402.77
with IPP & EBB Riders.............  $2,426.38    $3,835.82    $358.60    $1,091.94    $1,847.27    $3,835.82
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders................  $1,964.00    $2,882.94    $258.32    $  793.82    $1,355.52    $2,882.94
with IPP Rider....................  $2,177.95    $3,327.04    $304.47    $  931.38    $1,583.05    $3,327.04
with EBB Rider....................  $2,107.09    $3,181.21    $289.09    $  885.67    $1,507.69    $3,181.21
with IPP & EBB Riders.............  $2,321.04    $3,625.32    $335.24    $1,023.24    $1,735.22    $3,625.32
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders................  $2,073.61    $3,111.90    $281.85    $  864.12    $1,472.08    $3,111.90
with IPP Rider....................  $2,285.01    $3,544.97    $327.90    $1,000.73    $1,696.92    $3,544.97
with EBB Rider....................  $2,214.99    $3,402.77    $312.55    $  955.34    $1,622.45    $3,402.77
with IPP & EBB Riders.............  $2,426.38    $3,835.82    $358.60    $1,091.94    $1,847.27    $3,835.82
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without any Riders................  $2,030.86    $3,022.94    $272.64    $  836.66    $1,426.61    $3,022.94
with IPP Rider....................  $2,243.24    $3,460.29    $318.74    $  973.64    $1,652.50    $3,460.29
with EBB Rider....................  $2,172.89    $3,316.68    $303.37    $  928.11    $1,577.67    $3,316.68
with IPP & EBB Riders.............  $2,385.28    $3,754.01    $349.46    $1,065.10    $1,803.56    $3,754.01
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders................  $1,959.19    $2,872.86    $257.29    $  790.74    $1,350.40    $2,872.86
with IPP Rider....................  $2,173.27    $3,317.45    $303.45    $  928.35    $1,578.07    $3,317.45
with EBB Rider....................  $2,102.37    $3,171.46    $288.06    $  882.63    $1,502.67    $3,171.46
with IPP & EBB Riders.............  $2,316.42    $3,616.04    $334.22    $1,020.24    $1,730.32    $3,616.04
FIDELITY(R) VIP
  EQUITY-INCOME--SERVICE CLASS 2
without any Riders................  $1,911.20    $2,771.57    $247.05    $  760.07    $1,299.36    $2,771.57
with IPP Rider....................  $2,126.38    $3,221.04    $293.26    $  898.10    $1,528.20    $3,221.04
with EBB Rider....................  $2,055.11    $3,073.44    $277.86    $  852.23    $1,452.40    $3,073.44
with IPP & EBB Riders.............  $2,270.29    $3,522.91    $324.07    $  990.27    $1,681.25    $3,522.91
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders................  $1,973.58    $2,903.06    $260.36    $  799.95    $1,365.70    $2,903.06
with IPP Rider....................  $2,187.30    $3,346.20    $306.51    $  937.44    $1,593.00    $3,346.20
with EBB Rider....................  $2,116.51    $3,200.69    $291.13    $  891.74    $1,517.71    $3,200.69
with IPP & EBB Riders.............  $2,330.24    $3,643.81    $337.28    $1,029.23    $1,745.01    $3,643.81
JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without any Riders................  $1,916.02    $2,781.77    $248.08    $  763.15    $1,304.48    $2,781.77
with IPP Rider....................  $2,131.07    $3,230.71    $294.28    $  901.13    $1,533.20    $3,230.71
with EBB Rider....................  $2,059.84    $3,083.28    $278.88    $  855.28    $1,457.44    $3,083.28
with IPP & EBB Riders.............  $2,274.91    $3,532.27    $325.09    $  993.26    $1,686.16    $3,532.27

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders................  $  897.79    $  775.42    $1,324.92    $2,822.35    $  897.79    $1,453.43
with IPP Rider....................  $  941.06    $  913.24    $1,553.17    $3,269.37    $  941.06    $1,582.12
with EBB Rider....................  $  926.64    $  867.43    $1,477.56    $3,122.58    $  926.64    $1,539.35
with IPP & EBB Riders.............  $  969.91    $1,005.26    $1,705.81    $3,569.59    $  969.91    $1,668.05
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders................  $  923.68    $  858.02    $1,461.99    $3,092.22    $  923.68    $1,530.56
with IPP Rider....................  $  966.83    $  994.72    $1,687.07    $3,526.22    $  966.83    $1,658.20
with EBB Rider....................  $  952.45    $  949.29    $1,612.51    $3,383.71    $  952.45    $1,615.79
with IPP & EBB Riders.............  $  995.61    $1,085.97    $1,837.57    $3,817.71    $  995.61    $1,743.41
MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders................  $  928.48    $  873.28    $1,487.23    $3,141.41    $  928.48    $1,544.81
with IPP Rider....................  $  971.61    $1,009.76    $1,711.70    $3,573.03    $  971.61    $1,672.25
with EBB Rider....................  $  957.23    $  964.41    $1,637.34    $3,431.30    $  957.23    $1,629.91
with IPP & EBB Riders.............  $1,000.37    $1,100.88    $1,861.82    $3,862.94    $1,000.37    $1,757.33
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders................  $  925.59    $  864.12    $1,472.08    $3,111.90    $  925.59    $1,536.26
with IPP Rider....................  $  968.74    $1,000.73    $1,696.92    $3,544.97    $  968.74    $1,663.82
with EBB Rider....................  $  954.36    $  955.34    $1,622.45    $3,402.77    $  954.36    $1,621.43
with IPP & EBB Riders.............  $  997.51    $1,091.94    $1,847.27    $3,835.82    $  997.51    $1,748.99
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders................  $  928.48    $  873.28    $1,487.23    $3,141.41    $  928.48    $1,544.81
with IPP Rider....................  $  971.61    $1,009.76    $1,711.70    $3,573.03    $  971.61    $1,672.25
with EBB Rider....................  $  957.23    $  964.41    $1,637.34    $3,431.30    $  957.23    $1,629.91
with IPP & EBB Riders.............  $1,000.37    $1,100.88    $1,861.82    $3,862.94    $1,000.37    $1,757.33
ROYCE MICRO-CAP PORTFOLIO
without any Riders................  $  941.90    $  915.89    $1,557.54    $3,277.82    $  941.90    $1,584.60
with IPP Rider....................  $  984.98    $1,051.78    $1,780.38    $3,702.87    $  984.98    $1,711.49
with EBB Rider....................  $  970.62    $1,006.63    $1,706.57    $3,563.30    $  970.62    $1,669.33
with IPP & EBB Riders.............  $1,013.69    $1,142.52    $1,929.41    $3,988.35    $1,013.69    $1,796.21
ROYCE SMALL-CAP PORTFOLIO
without any Riders................  $  919.84    $  845.82    $1,441.79    $3,052.68    $  919.84    $1,519.17
with IPP Rider....................  $  963.02    $  982.67    $1,667.32    $3,488.60    $  963.02    $1,646.95
with EBB Rider....................  $  948.62    $  937.20    $1,592.62    $3,345.46    $  948.62    $1,604.50
with IPP & EBB Riders.............  $  991.80    $1,074.05    $1,818.15    $3,781.38    $  991.80    $1,732.28
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders................  $  920.80    $  848.88    $1,446.86    $3,062.59    $  920.80    $1,522.03
with IPP Rider....................  $  963.97    $  985.69    $1,672.27    $3,498.03    $  963.97    $1,649.78
with EBB Rider....................  $  949.58    $  940.23    $1,597.60    $3,355.05    $  949.58    $1,607.33
with IPP & EBB Riders.............  $  992.76    $1,077.03    $1,823.01    $3,790.46    $  992.76    $1,735.07
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................  $  927.51    $  870.22    $1,482.17    $3,131.58    $  927.51    $1,541.96
with IPP Rider....................  $  970.65    $1,006.75    $1,706.77    $3,563.68    $  970.65    $1,669.44
with EBB Rider....................  $  956.27    $  961.38    $1,632.38    $3,421.80    $  956.27    $1,627.08
with IPP & EBB Riders.............  $  999.41    $1,097.89    $1,856.96    $3,853.90    $  999.41    $1,754.55

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders................  $1,935.23    $2,822.35    $252.17    $  775.42    $1,324.92    $2,822.35
with IPP Rider....................  $2,149.85    $3,269.37    $298.36    $  913.24    $1,553.17    $3,269.37
with EBB Rider....................  $2,078.76    $3,122.58    $282.96    $  867.43    $1,477.56    $3,122.58
with IPP & EBB Riders.............  $2,293.38    $3,569.59    $329.15    $1,005.26    $1,705.81    $3,569.59
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders................  $2,064.12    $3,092.22    $279.80    $  858.02    $1,461.99    $3,092.22
with IPP Rider....................  $2,275.75    $3,526.22    $325.86    $  994.72    $1,687.07    $3,526.22
with EBB Rider....................  $2,205.65    $3,383.71    $310.51    $  949.29    $1,612.51    $3,383.71
with IPP & EBB Riders.............  $2,417.26    $3,817.71    $356.57    $1,085.97    $1,837.57    $3,817.71
MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders................  $2,087.85    $3,141.41    $284.93    $  873.28    $1,487.23    $3,141.41
with IPP Rider....................  $2,298.91    $3,573.03    $330.96    $1,009.76    $1,711.70    $3,573.03
with EBB Rider....................  $2,229.00    $3,431.30    $315.62    $  964.41    $1,637.34    $3,431.30
with IPP & EBB Riders.............  $2,440.06    $3,862.94    $361.65    $1,100.88    $1,861.82    $3,862.94
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders................  $2,073.61    $3,111.90    $281.85    $  864.12    $1,472.08    $3,111.90
with IPP Rider....................  $2,285.01    $3,544.97    $327.90    $1,000.73    $1,696.92    $3,544.97
with EBB Rider....................  $2,214.99    $3,402.77    $312.55    $  955.34    $1,622.45    $3,402.77
with IPP & EBB Riders.............  $2,426.38    $3,835.82    $358.60    $1,091.94    $1,847.27    $3,835.82
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders................  $2,087.85    $3,141.41    $284.93    $  873.28    $1,487.23    $3,141.41
with IPP Rider....................  $2,298.91    $3,573.03    $330.96    $1,009.76    $1,711.70    $3,573.03
with EBB Rider....................  $2,229.00    $3,431.30    $315.62    $  964.41    $1,637.34    $3,431.30
with IPP & EBB Riders.............  $2,440.06    $3,862.94    $361.65    $1,100.88    $1,861.82    $3,862.94
ROYCE MICRO-CAP PORTFOLIO
without any Riders................  $2,153.96    $3,277.82    $299.25    $  915.89    $1,557.54    $3,277.82
with IPP Rider....................  $2,363.48    $3,702.87    $345.23    $1,051.78    $1,780.38    $3,702.87
with EBB Rider....................  $2,294.08    $3,563.30    $329.90    $1,006.63    $1,706.57    $3,563.30
with IPP & EBB Riders.............  $2,503.61    $3,988.35    $375.87    $1,142.52    $1,929.41    $3,988.35
ROYCE SMALL-CAP PORTFOLIO
without any Riders................  $2,045.13    $3,052.68    $275.71    $  845.82    $1,441.79    $3,052.68
with IPP Rider....................  $2,257.18    $3,488.60    $321.79    $  982.67    $1,667.32    $3,488.60
with EBB Rider....................  $2,186.94    $3,345.46    $306.43    $  937.20    $1,592.62    $3,345.46
with IPP & EBB Riders.............  $2,399.00    $3,781.38    $352.51    $1,074.05    $1,818.15    $3,781.38
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders................  $2,049.89    $3,062.59    $276.74    $  848.88    $1,446.86    $3,062.59
with IPP Rider....................  $2,261.84    $3,498.03    $322.81    $  985.69    $1,672.27    $3,498.03
with EBB Rider....................  $2,191.63    $3,355.05    $307.45    $  940.23    $1,597.60    $3,355.05
with IPP & EBB Riders.............  $2,403.57    $3,790.46    $353.53    $1,077.03    $1,823.01    $3,790.46
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................  $2,083.10    $3,131.58    $283.90    $  870.22    $1,482.17    $3,131.58
with IPP Rider....................  $2,294.28    $3,563.68    $329.94    $1,006.75    $1,706.77    $3,563.68
with EBB Rider....................  $2,224.33    $3,421.80    $314.59    $  961.38    $1,632.38    $3,421.80
with IPP & EBB Riders.............  $2,435.49    $3,853.90    $360.63    $1,097.89    $1,856.96    $3,853.90

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders................  $1,008.07    $1,124.11    $1,898.11    $3,922.97    $1,008.07    $1,779.03
with IPP Rider....................  $1,050.84    $1,257.13    $2,113.02    $4,316.80    $1,050.84    $1,903.23
with EBB Rider....................  $1,036.58    $1,212.93    $2,041.84    $4,187.49    $1,036.58    $1,861.96
with IPP & EBB Riders.............  $1,079.36    $1,345.94    $2,256.74    $4,581.32    $1,079.36    $1,986.16
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders................  $  932.31    $  885.47    $1,507.35    $3,180.57    $  932.31    $1,556.19
with IPP Rider....................  $  975.43    $1,021.78    $1,731.36    $3,610.32    $  975.43    $1,683.47
with EBB Rider....................  $  961.06    $  976.48    $1,657.16    $3,469.20    $  961.06    $1,641.18
with IPP & EBB Riders.............  $1,004.18    $1,112.79    $1,881.18    $3,898.95    $1,004.18    $1,768.46

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders................  $2,474.17    $3,922.97    $369.87    $1,124.11    $1,898.11    $3,922.97
with IPP Rider....................  $2,676.21    $4,316.80    $415.52    $1,257.13    $2,113.02    $4,316.80
with EBB Rider....................  $2,609.30    $4,187.49    $400.30    $1,212.93    $2,041.84    $4,187.49
with IPP & EBB Riders.............  $2,811.33    $4,581.32    $445.96    $1,345.94    $2,256.74    $4,581.32
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders................  $2,106.77    $3,180.57    $289.02    $  885.47    $1,507.35    $3,180.57
with IPP Rider....................  $2,317.39    $3,610.32    $335.04    $1,021.78    $1,731.36    $3,610.32
with EBB Rider....................  $2,247.63    $3,469.20    $319.70    $  976.48    $1,657.16    $3,469.20
with IPP & EBB Riders.............  $2,458.26    $3,898.95    $365.72    $1,112.79    $1,881.18    $3,898.95

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:


                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $  935.18    $  894.60    $1,522.42    $3,209.84    $  935.18    $1,564.72
with IPP Rider....................  $  978.29    $1,030.77    $1,746.07    $3,638.16    $  978.29    $1,691.87
with EBB Rider....................  $  963.92    $  985.53    $1,672.01    $3,497.54    $  963.92    $1,649.63
with IPP & EBB Riders.............  $1,007.03    $1,121.70    $1,895.65    $3,925.85    $1,007.03    $1,776.78
MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders................  $  902.58    $  790.74    $1,350.40    $2,872.86    $  902.58    $1,467.74
with IPP Rider....................  $  945.83    $  928.35    $1,578.07    $3,317.45    $  945.83    $1,596.23
with EBB Rider....................  $  931.41    $  882.63    $1,502.67    $3,171.46    $  931.41    $1,553.54
with IPP & EBB Riders.............  $  974.67    $1,020.24    $1,730.32    $3,616.04    $  974.67    $1,682.04
MAINSTAY VP BOND--INITIAL CLASS
without any Riders................  $  864.22    $  667.63    $1,144.88    $2,461.61    $  864.22    $1,352.78
with IPP Rider....................  $  907.64    $  806.94    $1,377.31    $2,925.98    $  907.64    $1,482.86
with EBB Rider....................  $  893.17    $  760.64    $1,300.31    $2,773.49    $  893.17    $1,439.63
with IPP & EBB Riders.............  $  936.60    $  899.95    $1,532.75    $3,237.88    $  936.60    $1,569.71
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders................  $  873.81    $  698.50    $1,196.58    $2,565.95    $  873.81    $1,381.60
with IPP Rider....................  $  917.19    $  837.39    $1,427.83    $3,025.32    $  917.19    $1,511.29
with EBB Rider....................  $  902.73    $  791.24    $1,351.22    $2,874.46    $  902.73    $1,468.20
with IPP & EBB Riders.............  $  946.11    $  930.11    $1,582.45    $3,333.82    $  946.11    $1,597.87
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $  864.22    $  667.63    $1,144.88    $2,461.61    $  864.22    $1,352.78
with IPP Rider....................  $  907.64    $  806.94    $1,377.31    $2,925.98    $  907.64    $1,482.86
with EBB Rider....................  $  893.17    $  760.64    $1,300.31    $2,773.49    $  893.17    $1,439.63
with IPP & EBB Riders.............  $  936.60    $  899.95    $1,532.75    $3,237.88    $  936.60    $1,569.71
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders................  $  864.22    $  667.63    $1,144.88    $2,461.61    $  864.22    $1,352.78
with IPP Rider....................  $  907.64    $  806.94    $1,377.31    $2,925.98    $  907.64    $1,482.86
with EBB Rider....................  $  893.17    $  760.64    $1,300.31    $2,773.49    $  893.17    $1,439.63
with IPP & EBB Riders.............  $  936.60    $  899.95    $1,532.75    $3,237.88    $  936.60    $1,569.71
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders................  $  937.10    $  900.69    $1,532.48    $3,229.32    $  937.10    $1,570.40
with IPP Rider....................  $  980.20    $1,036.79    $1,755.90    $3,656.72    $  980.20    $1,697.49
with EBB Rider....................  $  965.83    $  991.56    $1,681.89    $3,516.36    $  965.83    $1,655.26
with IPP & EBB Riders.............  $1,008.93    $1,127.65    $1,905.30    $3,943.74    $1,008.93    $1,782.33
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders................  $  875.73    $  704.68    $1,206.90    $2,586.71    $  875.73    $1,387.37
with IPP Rider....................  $  919.10    $  843.47    $1,437.89    $3,045.06    $  919.10    $1,516.98
with EBB Rider....................  $  904.64    $  797.35    $1,361.39    $2,894.56    $  904.64    $1,473.91
with IPP & EBB Riders.............  $  948.02    $  936.14    $1,592.38    $3,352.91    $  948.02    $1,603.51

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $2,120.94    $3,209.84    $292.08    $  894.60    $1,522.42    $3,209.84
with IPP Rider....................  $2,331.23    $3,638.16    $338.09    $1,030.77    $1,746.07    $3,638.16
with EBB Rider....................  $2,261.60    $3,497.54    $322.75    $  985.53    $1,672.01    $3,497.54
with IPP & EBB Riders.............  $2,471.87    $3,925.85    $368.76    $1,121.70    $1,895.65    $3,925.85
MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders................  $1,959.19    $2,872.86    $257.29    $  790.74    $1,350.40    $2,872.86
with IPP Rider....................  $2,173.27    $3,317.45    $303.45    $  928.35    $1,578.07    $3,317.45
with EBB Rider....................  $2,102.37    $3,171.46    $288.06    $  882.63    $1,502.67    $3,171.46
with IPP & EBB Riders.............  $2,316.42    $3,616.04    $334.22    $1,020.24    $1,730.32    $3,616.04
MAINSTAY VP BOND--INITIAL CLASS
without any Riders................  $1,765.94    $2,461.61    $216.35    $  667.63    $1,144.88    $2,461.61
with IPP Rider....................  $1,984.50    $2,925.98    $262.69    $  806.94    $1,377.31    $2,925.98
with EBB Rider....................  $1,912.10    $2,773.49    $247.25    $  760.64    $1,300.31    $2,773.49
with IPP & EBB Riders.............  $2,130.66    $3,237.88    $293.59    $  899.95    $1,532.75    $3,237.88
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders................  $1,814.55    $2,565.95    $226.58    $  698.50    $1,196.58    $2,565.95
with IPP Rider....................  $2,032.00    $3,025.32    $272.88    $  837.39    $1,427.83    $3,025.32
with EBB Rider....................  $1,959.97    $2,874.46    $257.45    $  791.24    $1,351.22    $2,874.46
with IPP & EBB Riders.............  $2,177.39    $3,333.82    $303.75    $  930.11    $1,582.45    $3,333.82
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $1,765.94    $2,461.61    $216.35    $  667.63    $1,144.88    $2,461.61
with IPP Rider....................  $1,984.50    $2,925.98    $262.69    $  806.94    $1,377.31    $2,925.98
with EBB Rider....................  $1,912.10    $2,773.49    $247.25    $  760.64    $1,300.31    $2,773.49
with IPP & EBB Riders.............  $2,130.66    $3,237.88    $293.59    $  899.95    $1,532.75    $3,237.88
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders................  $1,765.94    $2,461.61    $216.35    $  667.63    $1,144.88    $2,461.61
with IPP Rider....................  $1,984.50    $2,925.98    $262.69    $  806.94    $1,377.31    $2,925.98
with EBB Rider....................  $1,912.10    $2,773.49    $247.25    $  760.64    $1,300.31    $2,773.49
with IPP & EBB Riders.............  $2,130.66    $3,237.88    $293.59    $  899.95    $1,532.75    $3,237.88
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,130.40    $3,229.32    $294.13    $  900.69    $1,532.48    $3,229.32
with IPP Rider....................  $2,340.47    $3,656.72    $340.13    $1,036.79    $1,755.90    $3,656.72
with EBB Rider....................  $2,270.88    $3,516.36    $324.80    $  991.56    $1,681.89    $3,516.36
with IPP & EBB Riders.............  $2,480.94    $3,943.74    $370.79    $1,127.65    $1,905.30    $3,943.74
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders................  $1,824.26    $2,586.71    $228.63    $  704.68    $1,206.90    $2,586.71
with IPP Rider....................  $2,041.46    $3,045.06    $274.92    $  843.47    $1,437.89    $3,045.06
with EBB Rider....................  $1,969.52    $2,894.56    $259.49    $  797.35    $1,361.39    $2,894.56
with IPP & EBB Riders.............  $2,186.73    $3,352.91    $305.78    $  936.14    $1,592.38    $3,352.91

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders................  $  913.13    $  824.43    $1,406.33    $2,983.12    $  913.13    $1,499.19
with IPP Rider....................  $  956.34    $  961.58    $1,632.69    $3,422.41    $  956.34    $1,627.26
with EBB Rider....................  $  941.94    $  916.01    $1,557.73    $3,278.17    $  941.94    $1,584.71
with IPP & EBB Riders.............  $  985.14    $1,053.15    $1,784.08    $3,717.43    $  985.14    $1,712.77
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders................  $  919.84    $  845.82    $1,441.79    $3,052.68    $  919.84    $1,519.17
with IPP Rider....................  $  963.02    $  982.67    $1,667.32    $3,488.60    $  963.02    $1,646.95
with EBB Rider....................  $  948.62    $  937.20    $1,592.62    $3,345.46    $  948.62    $1,604.50
with IPP & EBB Riders.............  $  991.80    $1,074.05    $1,818.15    $3,781.38    $  991.80    $1,732.28
MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders................  $  869.97    $  686.17    $1,175.93    $2,524.34    $  869.97    $1,370.08
with IPP Rider....................  $  913.37    $  825.21    $1,407.64    $2,985.69    $  913.37    $1,499.92
with EBB Rider....................  $  898.91    $  779.01    $1,330.89    $2,834.19    $  898.91    $1,456.78
with IPP & EBB Riders.............  $  942.31    $  918.05    $1,562.61    $3,295.57    $  942.31    $1,586.62
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $  975.46    $1,021.88    $1,731.54    $3,610.65    $  975.46    $1,683.57
with IPP Rider....................  $1,018.39    $1,156.31    $1,950.32    $4,019.61    $1,018.39    $1,809.09
with EBB Rider....................  $1,004.08    $1,111.64    $1,877.85    $3,885.32    $1,004.08    $1,767.38
with IPP & EBB Riders.............  $1,047.00    $1,246.06    $2,096.64    $4,294.28    $1,047.00    $1,892.90
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders................  $  869.02    $  683.08    $1,170.76    $2,513.90    $  869.02    $1,367.20
with IPP Rider....................  $  912.42    $  822.17    $1,402.59    $2,975.77    $  912.42    $1,497.08
with EBB Rider....................  $  897.95    $  775.96    $1,325.80    $2,824.11    $  897.95    $1,453.93
with IPP & EBB Riders.............  $  941.36    $  915.04    $1,557.64    $3,285.96    $  941.36    $1,583.81
MAINSTAY VP INCOME &
  GROWTH--INITIAL CLASS
without any Riders................  $  895.87    $  769.28    $1,314.69    $2,802.06    $  895.87    $1,447.69
with IPP Rider....................  $  939.15    $  907.18    $1,543.18    $3,250.05    $  939.15    $1,576.47
with EBB Rider....................  $  924.73    $  861.36    $1,467.50    $3,102.96    $  924.73    $1,533.68
with IPP & EBB Riders.............  $  968.01    $  999.26    $1,695.98    $3,550.93    $  968.01    $1,662.44
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders................  $  903.54    $  793.82    $1,355.52    $2,882.94    $  903.54    $1,470.61
with IPP Rider....................  $  946.79    $  931.38    $1,583.05    $3,327.04    $  946.79    $1,599.06
with EBB Rider....................  $  932.37    $  885.67    $1,507.69    $3,181.21    $  932.37    $1,556.38
with IPP & EBB Riders.............  $  975.62    $1,023.24    $1,735.22    $3,625.32    $  975.62    $1,684.84
MAINSTAY VP LARGE CAP
  GROWTH--INITIAL CLASS
without any Riders................  $  892.03    $  757.00    $1,294.24    $2,761.39    $  892.03    $1,436.23
with IPP Rider....................  $  935.33    $  895.08    $1,523.21    $3,211.35    $  935.33    $1,565.16
with EBB Rider....................  $  920.90    $  849.18    $1,447.36    $3,063.58    $  920.90    $1,522.31
with IPP & EBB Riders.............  $  964.20    $  987.26    $1,676.33    $3,513.55    $  964.20    $1,651.25
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders................  $  929.43    $  876.32    $1,492.25    $3,151.21    $  929.43    $1,547.65
with IPP Rider....................  $  972.56    $1,012.76    $1,716.61    $3,582.36    $  972.56    $1,675.05
with EBB Rider....................  $  958.18    $  967.41    $1,642.29    $3,440.79    $  958.18    $1,632.71
with IPP & EBB Riders.............  $1,001.32    $1,103.86    $1,866.66    $3,871.95    $1,001.32    $1,760.12

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders................  $2,011.79    $2,983.12    $268.55    $  824.43    $1,406.33    $2,983.12
with IPP Rider....................  $2,224.63    $3,422.41    $314.66    $  961.58    $1,632.69    $3,422.41
with EBB Rider....................  $2,154.14    $3,278.17    $299.29    $  916.01    $1,557.73    $3,278.17
with IPP & EBB Riders.............  $2,366.97    $3,717.43    $345.40    $1,053.15    $1,784.08    $3,717.43
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders................  $2,045.13    $3,052.68    $275.71    $  845.82    $1,441.79    $3,052.68
with IPP Rider....................  $2,257.18    $3,488.60    $321.79    $  982.67    $1,667.32    $3,488.60
with EBB Rider....................  $2,186.94    $3,345.46    $306.43    $  937.20    $1,592.62    $3,345.46
with IPP & EBB Riders.............  $2,399.00    $3,781.38    $352.51    $1,074.05    $1,818.15    $3,781.38
MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders................  $1,795.14    $2,524.34    $222.49    $  686.17    $1,175.93    $2,524.34
with IPP Rider....................  $2,013.02    $2,985.69    $268.81    $  825.21    $1,407.64    $2,985.69
with EBB Rider....................  $1,940.85    $2,834.19    $253.37    $  779.01    $1,330.89    $2,834.19
with IPP & EBB Riders.............  $2,158.74    $3,295.57    $299.69    $  918.05    $1,562.61    $3,295.57
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,317.57    $3,610.65    $335.07    $1,021.88    $1,731.54    $3,610.65
with IPP Rider....................  $2,523.26    $4,019.61    $380.88    $1,156.31    $1,950.32    $4,019.61
with EBB Rider....................  $2,455.13    $3,885.32    $365.61    $1,111.64    $1,877.85    $3,885.32
with IPP & EBB Riders.............  $2,660.83    $4,294.28    $411.42    $1,246.06    $2,096.64    $4,294.28
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders................  $1,790.27    $2,513.90    $221.47    $  683.08    $1,170.76    $2,513.90
with IPP Rider....................  $2,008.27    $2,975.77    $267.79    $  822.17    $1,402.59    $2,975.77
with EBB Rider....................  $1,936.06    $2,824.11    $252.35    $  775.96    $1,325.80    $2,824.11
with IPP & EBB Riders.............  $2,154.06    $3,285.96    $298.68    $  915.04    $1,557.64    $3,285.96
MAINSTAY VP INCOME &
  GROWTH--INITIAL CLASS
without any Riders................  $1,925.62    $2,802.06    $250.13    $  769.28    $1,314.69    $2,802.06
with IPP Rider....................  $2,140.46    $3,250.05    $296.32    $  907.18    $1,543.18    $3,250.05
with EBB Rider....................  $2,069.30    $3,102.96    $280.92    $  861.36    $1,467.50    $3,102.96
with IPP & EBB Riders.............  $2,284.14    $3,550.93    $327.12    $  999.26    $1,695.98    $3,550.93
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders................  $1,964.00    $2,882.94    $258.32    $  793.82    $1,355.52    $2,882.94
with IPP Rider....................  $2,177.95    $3,327.04    $304.47    $  931.38    $1,583.05    $3,327.04
with EBB Rider....................  $2,107.09    $3,181.21    $289.09    $  885.67    $1,507.69    $3,181.21
with IPP & EBB Riders.............  $2,321.04    $3,625.32    $335.24    $1,023.24    $1,735.22    $3,625.32
MAINSTAY VP LARGE CAP
  GROWTH--INITIAL CLASS
without any Riders................  $1,906.39    $2,761.39    $246.03    $  757.00    $1,294.24    $2,761.39
with IPP Rider....................  $2,121.68    $3,211.35    $292.25    $  895.08    $1,523.21    $3,211.35
with EBB Rider....................  $2,050.36    $3,063.58    $276.84    $  849.18    $1,447.36    $3,063.58
with IPP & EBB Riders.............  $2,265.67    $3,513.55    $323.05    $  987.26    $1,676.33    $3,513.55
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders................  $2,092.57    $3,151.21    $285.94    $  876.32    $1,492.25    $3,151.21
with IPP Rider....................  $2,303.53    $3,582.36    $331.98    $1,012.76    $1,716.61    $3,582.36
with EBB Rider....................  $2,233.65    $3,440.79    $316.63    $  967.41    $1,642.29    $3,440.79
with IPP & EBB Riders.............  $2,444.61    $3,871.95    $362.66    $1,103.86    $1,866.66    $3,871.95

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders................  $  917.92    $  839.71    $1,431.67    $3,032.87    $  917.92    $1,513.46
with IPP Rider....................  $  961.11    $  976.65    $1,657.44    $3,469.72    $  961.11    $1,641.34
with EBB Rider....................  $  946.71    $  931.14    $1,582.65    $3,326.28    $  946.71    $1,598.83
with IPP & EBB Riders.............  $  989.90    $1,068.07    $1,808.41    $3,763.14    $  989.90    $1,726.70
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders................  $  888.20    $  744.70    $1,273.75    $2,720.55    $  888.20    $1,424.75
with IPP Rider....................  $  931.52    $  882.94    $1,503.18    $3,172.46    $  931.52    $1,553.83
with EBB Rider....................  $  917.08    $  837.01    $1,427.19    $3,024.07    $  917.08    $1,510.94
with IPP & EBB Riders.............  $  960.39    $  975.25    $1,656.63    $3,475.99    $  960.39    $1,640.03
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders................  $  930.39    $  879.38    $1,497.29    $3,161.01    $  930.39    $1,550.50
with IPP Rider....................  $  973.52    $1,015.76    $1,721.52    $3,591.68    $  973.52    $1,677.86
with EBB Rider....................  $  959.15    $  970.45    $1,647.27    $3,450.28    $  959.15    $1,635.54
with IPP & EBB Riders.............  $1,002.27    $1,106.83    $1,871.49    $3,880.94    $1,002.27    $1,762.90
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $  939.02    $  906.77    $1,542.51    $3,248.75    $  939.02    $1,576.08
with IPP Rider....................  $  982.11    $1,042.78    $1,765.70    $3,675.19    $  982.11    $1,703.09
with EBB Rider....................  $  967.75    $  997.58    $1,691.75    $3,535.15    $  967.75    $1,660.88
with IPP & EBB Riders.............  $1,010.83    $1,133.59    $1,914.95    $3,961.62    $1,010.83    $1,787.88
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders................  $  847.92    $  615.01    $1,056.48    $2,281.85    $  847.92    $1,303.63
with IPP Rider....................  $  891.42    $  755.04    $1,290.97    $2,754.86    $  891.42    $1,434.40
with EBB Rider....................  $  876.92    $  708.50    $1,213.30    $2,599.55    $  876.92    $1,390.94
with IPP & EBB Riders.............  $  920.42    $  848.53    $1,447.79    $3,072.58    $  920.42    $1,521.70
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders................  $  910.25    $  815.25    $1,391.12    $2,953.18    $  910.25    $1,490.63
with IPP Rider....................  $  953.47    $  952.52    $1,617.81    $3,393.89    $  953.47    $1,618.80
with EBB Rider....................  $  939.06    $  906.91    $1,542.74    $3,249.18    $  939.06    $1,576.22
with IPP & EBB Riders.............  $  982.28    $1,044.17    $1,769.42    $3,689.88    $  982.28    $1,704.39
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders................  $  871.89    $  692.34    $1,186.26    $2,545.16    $  871.89    $1,375.85
with IPP Rider....................  $  915.28    $  831.29    $1,417.73    $3,005.53    $  915.28    $1,505.60
with EBB Rider....................  $  900.82    $  785.11    $1,341.05    $2,854.34    $  900.82    $1,462.48
with IPP & EBB Riders.............  $  944.21    $  924.09    $1,572.54    $3,314.72    $  944.21    $1,592.26
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders................  $  873.81    $  698.50    $1,196.58    $2,565.95    $  873.81    $1,381.60
with IPP Rider....................  $  917.19    $  837.39    $1,427.83    $3,025.32    $  917.19    $1,511.29
with EBB Rider....................  $  902.73    $  791.24    $1,351.22    $2,874.46    $  902.73    $1,468.20
with IPP & EBB Riders.............  $  946.11    $  930.11    $1,582.45    $3,333.82    $  946.11    $1,597.87
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders................  $  902.58    $  790.74    $1,350.40    $2,872.86    $  902.58    $1,467.74
with IPP Rider....................  $  945.83    $  928.35    $1,578.07    $3,317.45    $  945.83    $1,596.23
with EBB Rider....................  $  931.41    $  882.63    $1,502.67    $3,171.46    $  931.41    $1,553.54
with IPP & EBB Riders.............  $  974.67    $1,020.24    $1,730.32    $3,616.04    $  974.67    $1,682.04

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders................  $2,035.61    $3,032.87    $273.66    $  839.71    $1,431.67    $3,032.87
with IPP Rider....................  $2,247.89    $3,469.72    $319.75    $  976.65    $1,657.44    $3,469.72
with EBB Rider....................  $2,177.57    $3,326.28    $304.39    $  931.14    $1,582.65    $3,326.28
with IPP & EBB Riders.............  $2,389.85    $3,763.14    $350.48    $1,068.07    $1,808.41    $3,763.14
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders................  $1,887.12    $2,720.55    $241.94    $  744.70    $1,273.75    $2,720.55
with IPP Rider....................  $2,102.85    $3,172.46    $288.17    $  882.94    $1,503.18    $3,172.46
with EBB Rider....................  $2,031.40    $3,024.07    $272.76    $  837.01    $1,427.19    $3,024.07
with IPP & EBB Riders.............  $2,247.14    $3,475.99    $318.99    $  975.25    $1,656.63    $3,475.99
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,097.31    $3,161.01    $286.97    $  879.38    $1,497.29    $3,161.01
with IPP Rider....................  $2,308.15    $3,591.68    $333.00    $1,015.76    $1,721.52    $3,591.68
with EBB Rider....................  $2,238.33    $3,450.28    $317.66    $  970.45    $1,647.27    $3,450.28
with IPP & EBB Riders.............  $2,449.15    $3,880.94    $363.69    $1,106.83    $1,871.49    $3,880.94
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,139.83    $3,248.75    $296.18    $  906.77    $1,542.51    $3,248.75
with IPP Rider....................  $2,347.68    $3,675.19    $342.16    $1,042.78    $1,765.70    $3,675.19
with EBB Rider....................  $2,280.16    $3,535.15    $326.84    $  997.58    $1,691.75    $3,535.15
with IPP & EBB Riders.............  $2,490.01    $3,961.62    $372.82    $1,133.59    $1,914.95    $3,961.62
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders................  $1,682.81    $2,281.85    $198.95    $  615.01    $1,056.48    $2,281.85
with IPP Rider....................  $1,903.31    $2,754.86    $245.38    $  755.04    $1,290.97    $2,754.86
with EBB Rider....................  $1,830.28    $2,599.55    $229.90    $  708.50    $1,213.30    $2,599.55
with IPP & EBB Riders.............  $2,050.78    $3,072.58    $276.33    $  848.53    $1,447.79    $3,072.58
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders................  $1,997.48    $2,953.18    $265.47    $  815.25    $1,391.12    $2,953.18
with IPP Rider....................  $2,210.64    $3,393.89    $311.60    $  952.52    $1,617.81    $3,393.89
with EBB Rider....................  $2,140.04    $3,249.18    $296.22    $  906.91    $1,542.74    $3,249.18
with IPP & EBB Riders.............  $2,353.19    $3,689.88    $342.35    $1,044.17    $1,769.42    $3,689.88
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders................  $1,804.85    $2,545.16    $224.54    $  692.34    $1,186.26    $2,545.16
with IPP Rider....................  $2,022.51    $3,005.53    $270.85    $  831.29    $1,417.73    $3,005.53
with EBB Rider....................  $1,950.40    $2,854.34    $255.41    $  785.11    $1,341.05    $2,854.34
with IPP & EBB Riders.............  $2,168.08    $3,314.72    $301.72    $  924.09    $1,572.54    $3,314.72
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders................  $1,814.55    $2,565.95    $226.58    $  698.50    $1,196.58    $2,565.95
with IPP Rider....................  $2,032.00    $3,025.32    $272.88    $  837.39    $1,427.83    $3,025.32
with EBB Rider....................  $1,959.97    $2,874.46    $257.45    $  791.24    $1,351.22    $2,874.46
with IPP & EBB Riders.............  $2,177.39    $3,333.82    $303.75    $  930.11    $1,582.45    $3,333.82
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders................  $1,959.19    $2,872.86    $257.29    $  790.74    $1,350.40    $2,872.86
with IPP Rider....................  $2,173.27    $3,317.45    $303.45    $  928.35    $1,578.07    $3,317.45
with EBB Rider....................  $2,102.37    $3,171.46    $288.06    $  882.63    $1,502.67    $3,171.46
with IPP & EBB Riders.............  $2,316.42    $3,616.04    $334.22    $1,020.24    $1,730.32    $3,616.04

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders................  $  903.54    $  793.82    $1,355.52    $2,882.94    $  903.54    $1,470.61
with IPP Rider....................  $  946.79    $  931.38    $1,583.05    $3,327.04    $  946.79    $1,599.06
with EBB Rider....................  $  932.37    $  885.67    $1,507.69    $3,181.21    $  932.37    $1,556.38
with IPP & EBB Riders.............  $  975.62    $1,023.24    $1,735.22    $3,625.32    $  975.62    $1,684.84
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders................  $  925.59    $  864.12    $1,472.08    $3,111.90    $  925.59    $1,536.26
with IPP Rider....................  $  968.74    $1,000.73    $1,696.92    $3,544.97    $  968.74    $1,663.82
with EBB Rider....................  $  954.36    $  955.34    $1,622.45    $3,402.77    $  954.36    $1,621.43
with IPP & EBB Riders.............  $  997.51    $1,091.94    $1,847.27    $3,835.82    $  997.51    $1,748.99
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders................  $  892.99    $  760.07    $1,299.36    $2,771.57    $  892.99    $1,439.09
with IPP Rider....................  $  936.28    $  898.10    $1,528.20    $3,221.04    $  936.28    $1,567.98
with EBB Rider....................  $  921.85    $  852.23    $1,452.40    $3,073.44    $  921.85    $1,525.16
with IPP & EBB Riders.............  $  965.15    $  990.27    $1,681.25    $3,522.91    $  965.15    $1,654.05
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders................  $  878.61    $  713.93    $1,222.37    $2,617.75    $  878.61    $1,396.01
with IPP Rider....................  $  921.97    $  852.60    $1,453.00    $3,074.60    $  921.97    $1,525.50
with EBB Rider....................  $  907.52    $  806.51    $1,376.61    $2,924.60    $  907.52    $1,482.46
with IPP & EBB Riders.............  $  950.88    $  945.18    $1,607.24    $3,381.46    $  950.88    $1,611.95
FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders................  $  869.02    $  683.08    $1,170.76    $2,513.90    $  869.02    $1,367.20
with IPP Rider....................  $  912.42    $  822.17    $1,402.59    $2,975.77    $  912.42    $1,497.08
with EBB Rider....................  $  897.95    $  775.96    $1,325.80    $2,824.11    $  897.95    $1,453.93
with IPP & EBB Riders.............  $  941.36    $  915.04    $1,557.64    $3,285.96    $  941.36    $1,583.81
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders................  $  905.46    $  799.95    $1,365.70    $2,903.06    $  905.46    $1,476.34
with IPP Rider....................  $  948.70    $  937.44    $1,593.00    $3,346.20    $  948.70    $1,604.72
with EBB Rider....................  $  934.29    $  891.74    $1,517.71    $3,200.69    $  934.29    $1,562.05
with IPP & EBB Riders.............  $  977.53    $1,029.23    $1,745.01    $3,643.81    $  977.53    $1,690.43
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders................  $  869.97    $  686.17    $1,175.93    $2,524.34    $  869.97    $1,370.08
with IPP Rider....................  $  913.37    $  825.21    $1,407.64    $2,985.69    $  913.37    $1,499.92
with EBB Rider....................  $  898.91    $  779.01    $1,330.89    $2,834.19    $  898.91    $1,456.78
with IPP & EBB Riders.............  $  942.31    $  918.05    $1,562.61    $3,295.57    $  942.31    $1,586.62
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders................  $  873.81    $  698.50    $1,196.58    $2,565.95    $  873.81    $1,381.60
with IPP Rider....................  $  917.19    $  837.39    $1,427.83    $3,025.32    $  917.19    $1,511.29
with EBB Rider....................  $  902.73    $  791.24    $1,351.22    $2,874.46    $  902.73    $1,468.20
with IPP & EBB Riders.............  $  946.11    $  930.11    $1,582.45    $3,333.82    $  946.11    $1,597.87
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders................  $  899.71    $  781.55    $1,335.12    $2,842.58    $  899.71    $1,459.15
with IPP Rider....................  $  942.97    $  919.28    $1,563.12    $3,288.61    $  942.97    $1,587.77
with EBB Rider....................  $  928.55    $  873.52    $1,487.61    $3,142.17    $  928.55    $1,545.03
with IPP & EBB Riders.............  $  971.82    $1,011.26    $1,715.63    $3,588.20    $  971.82    $1,673.65

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders................  $1,964.00    $2,882.94    $258.32    $  793.82    $1,355.52    $2,882.94
with IPP Rider....................  $2,177.95    $3,327.04    $304.47    $  931.38    $1,583.05    $3,327.04
with EBB Rider....................  $2,107.09    $3,181.21    $289.09    $  885.67    $1,507.69    $3,181.21
with IPP & EBB Riders.............  $2,321.04    $3,625.32    $335.24    $1,023.24    $1,735.22    $3,625.32
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders................  $2,073.61    $3,111.90    $281.85    $  864.12    $1,472.08    $3,111.90
with IPP Rider....................  $2,285.01    $3,544.97    $327.90    $1,000.73    $1,696.92    $3,544.97
with EBB Rider....................  $2,214.99    $3,402.77    $312.55    $  955.34    $1,622.45    $3,402.77
with IPP & EBB Riders.............  $2,426.38    $3,835.82    $358.60    $1,091.94    $1,847.27    $3,835.82
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders................  $1,911.20    $2,771.57    $247.05    $  760.07    $1,299.36    $2,771.57
with IPP Rider....................  $2,126.38    $3,221.04    $293.26    $  898.10    $1,528.20    $3,221.04
with EBB Rider....................  $2,055.11    $3,073.44    $277.86    $  852.23    $1,452.40    $3,073.44
with IPP & EBB Riders.............  $2,270.29    $3,522.91    $324.07    $  990.27    $1,681.25    $3,522.91
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders................  $1,838.80    $2,617.75    $231.71    $  713.93    $1,222.37    $2,617.75
with IPP Rider....................  $2,055.67    $3,074.60    $277.98    $  852.60    $1,453.00    $3,074.60
with EBB Rider....................  $1,983.83    $2,924.60    $262.56    $  806.51    $1,376.61    $2,924.60
with IPP & EBB Riders.............  $2,200.70    $3,381.46    $308.83    $  945.18    $1,607.24    $3,381.46
FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders................  $1,790.27    $2,513.90    $221.47    $  683.08    $1,170.76    $2,513.90
with IPP Rider....................  $2,008.27    $2,975.77    $267.79    $  822.17    $1,402.59    $2,975.77
with EBB Rider....................  $1,936.06    $2,824.11    $252.35    $  775.96    $1,325.80    $2,824.11
with IPP & EBB Riders.............  $2,154.06    $3,285.96    $298.68    $  915.04    $1,557.64    $3,285.96
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders................  $1,973.58    $2,903.06    $260.36    $  799.95    $1,365.70    $2,903.06
with IPP Rider....................  $2,187.30    $3,346.20    $306.51    $  937.44    $1,593.00    $3,346.20
with EBB Rider....................  $2,116.51    $3,200.69    $291.13    $  891.74    $1,517.71    $3,200.69
with IPP & EBB Riders.............  $2,330.24    $3,643.81    $337.28    $1,029.23    $1,745.01    $3,643.81
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders................  $1,795.14    $2,524.34    $222.49    $  686.17    $1,175.93    $2,524.34
with IPP Rider....................  $2,013.02    $2,985.69    $268.81    $  825.21    $1,407.64    $2,985.69
with EBB Rider....................  $1,940.85    $2,834.19    $253.37    $  779.01    $1,330.89    $2,834.19
with IPP & EBB Riders.............  $2,158.74    $3,295.57    $299.69    $  918.05    $1,562.61    $3,295.57
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders................  $1,814.55    $2,565.95    $226.58    $  698.50    $1,196.58    $2,565.95
with IPP Rider....................  $2,032.00    $3,025.32    $272.88    $  837.39    $1,427.83    $3,025.32
with EBB Rider....................  $1,959.97    $2,874.46    $257.45    $  791.24    $1,351.22    $2,874.46
with IPP & EBB Riders.............  $2,177.39    $3,333.82    $303.75    $  930.11    $1,582.45    $3,333.82
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders................  $1,944.82    $2,842.58    $254.22    $  781.55    $1,335.12    $2,842.58
with IPP Rider....................  $2,159.21    $3,288.61    $300.40    $  919.28    $1,563.12    $3,288.61
with EBB Rider....................  $2,088.21    $3,142.17    $285.01    $  873.52    $1,487.61    $3,142.17
with IPP & EBB Riders.............  $2,302.61    $3,588.20    $331.18    $1,011.26    $1,715.63    $3,588.20

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders................  $  904.50    $  796.87    $1,360.60    $2,893.01    $  904.50    $1,473.46
with IPP Rider....................  $  947.74    $  934.40    $1,588.02    $3,336.61    $  947.74    $1,601.89
with EBB Rider....................  $  933.33    $  888.70    $1,512.70    $3,190.96    $  933.33    $1,559.21
with IPP & EBB Riders.............  $  976.57    $1,026.22    $1,740.11    $3,634.55    $  976.57    $1,687.63
MFS(R) UTILITIES SERIES--INITIAL
  CLASS
without any Riders................  $  901.62    $  787.69    $1,345.33    $2,862.79    $  901.62    $1,464.89
with IPP Rider....................  $  944.88    $  925.34    $1,573.10    $3,307.86    $  944.88    $1,593.42
with EBB Rider....................  $  930.46    $  879.59    $1,497.64    $3,161.70    $  930.46    $1,550.70
with IPP & EBB Riders.............  $  973.72    $1,017.24    $1,725.42    $3,606.78    $  973.72    $1,679.24
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS I
without any Riders................  $  904.50    $  796.87    $1,360.60    $2,893.01    $  904.50    $1,473.46
with IPP Rider....................  $  947.74    $  934.40    $1,588.02    $3,336.61    $  947.74    $1,601.89
with EBB Rider....................  $  933.33    $  888.70    $1,512.70    $3,190.96    $  933.33    $1,559.21
with IPP & EBB Riders.............  $  976.57    $1,026.22    $1,740.11    $3,634.55    $  976.57    $1,687.63
ROYCE MICRO-CAP PORTFOLIO
without any Riders................  $  941.90    $  915.89    $1,557.54    $3,277.82    $  941.90    $1,584.60
with IPP Rider....................  $  984.98    $1,051.78    $1,780.38    $3,702.87    $  984.98    $1,711.49
with EBB Rider....................  $  970.62    $1,006.63    $1,706.57    $3,563.30    $  970.62    $1,669.33
with IPP & EBB Riders.............  $1,013.69    $1,142.52    $1,929.41    $3,988.35    $1,013.69    $1,796.21
ROYCE SMALL-CAP PORTFOLIO
without any Riders................  $  919.84    $  845.82    $1,441.79    $3,052.68    $  919.84    $1,519.17
with IPP Rider....................  $  963.02    $  982.67    $1,667.32    $3,488.60    $  963.02    $1,646.95
with EBB Rider....................  $  948.62    $  937.20    $1,592.62    $3,345.46    $  948.62    $1,604.50
with IPP & EBB Riders.............  $  991.80    $1,074.05    $1,818.15    $3,781.38    $  991.80    $1,732.28
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders................  $  896.82    $  772.35    $1,319.81    $2,812.20    $  896.82    $1,450.56
with IPP Rider....................  $  940.10    $  910.21    $1,548.17    $3,259.73    $  940.10    $1,579.29
with EBB Rider....................  $  925.68    $  864.39    $1,472.53    $3,112.77    $  925.68    $1,536.51
with IPP & EBB Riders.............  $  968.96    $1,002.26    $1,700.90    $3,560.28    $  968.96    $1,665.25
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................  $  927.51    $  870.22    $1,482.17    $3,131.58    $  927.51    $1,541.96
with IPP Rider....................  $  970.65    $1,006.75    $1,706.77    $3,563.68    $  970.65    $1,669.44
with EBB Rider....................  $  956.27    $  961.38    $1,632.38    $3,421.80    $  956.27    $1,627.08
with IPP & EBB Riders.............  $  999.41    $1,097.89    $1,856.96    $3,853.90    $  999.41    $1,754.55
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders................  $  974.51    $1,018.87    $1,726.61    $3,601.30    $  974.51    $1,680.76
with IPP Rider....................  $1,017.44    $1,153.33    $1,945.49    $4,010.70    $1,017.44    $1,806.31
with EBB Rider....................  $1,003.13    $1,108.66    $1,873.00    $3,876.29    $1,003.13    $1,764.60
with IPP & EBB Riders.............  $1,046.06    $1,243.12    $2,091.89    $4,285.68    $1,046.06    $1,890.15
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders................  $  932.31    $  885.47    $1,507.35    $3,180.57    $  932.31    $1,556.19
with IPP Rider....................  $  975.43    $1,021.78    $1,731.36    $3,610.32    $  975.43    $1,683.47
with EBB Rider....................  $  961.06    $  976.48    $1,657.16    $3,469.20    $  961.06    $1,641.18
with IPP & EBB Riders.............  $1,004.18    $1,112.79    $1,881.18    $3,898.95    $1,004.18    $1,768.46

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders................  $1,968.79    $2,893.01    $259.33    $  796.87    $1,360.60    $2,893.01
with IPP Rider....................  $2,182.62    $3,336.61    $305.49    $  934.40    $1,588.02    $3,336.61
with EBB Rider....................  $2,111.81    $3,190.96    $290.10    $  888.70    $1,512.70    $3,190.96
with IPP & EBB Riders.............  $2,325.63    $3,634.55    $336.25    $1,026.22    $1,740.11    $3,634.55
MFS(R) UTILITIES SERIES--INITIAL
  CLASS
without any Riders................  $1,954.42    $2,862.79    $256.27    $  787.69    $1,345.33    $2,862.79
with IPP Rider....................  $2,168.59    $3,307.86    $302.43    $  925.34    $1,573.10    $3,307.86
with EBB Rider....................  $2,097.64    $3,161.70    $287.05    $  879.59    $1,497.64    $3,161.70
with IPP & EBB Riders.............  $2,311.82    $3,606.78    $333.21    $1,017.24    $1,725.42    $3,606.78
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS I
without any Riders................  $1,968.79    $2,893.01    $259.33    $  796.87    $1,360.60    $2,893.01
with IPP Rider....................  $2,182.62    $3,336.61    $305.49    $  934.40    $1,588.02    $3,336.61
with EBB Rider....................  $2,111.81    $3,190.96    $290.10    $  888.70    $1,512.70    $3,190.96
with IPP & EBB Riders.............  $2,325.63    $3,634.55    $336.25    $1,026.22    $1,740.11    $3,634.55
ROYCE MICRO-CAP PORTFOLIO
without any Riders................  $2,153.96    $3,277.82    $299.25    $  915.89    $1,557.54    $3,277.82
with IPP Rider....................  $2,363.48    $3,702.87    $345.23    $1,051.78    $1,780.38    $3,702.87
with EBB Rider....................  $2,294.08    $3,563.30    $329.90    $1,006.63    $1,706.57    $3,563.30
with IPP & EBB Riders.............  $2,503.61    $3,988.35    $375.87    $1,142.52    $1,929.41    $3,988.35
ROYCE SMALL-CAP PORTFOLIO
without any Riders................  $2,045.13    $3,052.68    $275.71    $  845.82    $1,441.79    $3,052.68
with IPP Rider....................  $2,257.18    $3,488.60    $321.79    $  982.67    $1,667.32    $3,488.60
with EBB Rider....................  $2,186.94    $3,345.46    $306.43    $  937.20    $1,592.62    $3,345.46
with IPP & EBB Riders.............  $2,399.00    $3,781.38    $352.51    $1,074.05    $1,818.15    $3,781.38
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders................  $1,930.43    $2,812.20    $251.15    $  772.35    $1,319.81    $2,812.20
with IPP Rider....................  $2,145.16    $3,259.73    $297.34    $  910.21    $1,548.17    $3,259.73
with EBB Rider....................  $2,074.03    $3,112.77    $281.94    $  864.39    $1,472.53    $3,112.77
with IPP & EBB Riders.............  $2,288.77    $3,560.28    $328.13    $1,002.26    $1,700.90    $3,560.28
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................  $2,083.10    $3,131.58    $283.90    $  870.22    $1,482.17    $3,131.58
with IPP Rider....................  $2,294.28    $3,563.68    $329.94    $1,006.75    $1,706.77    $3,563.68
with EBB Rider....................  $2,224.33    $3,421.80    $314.59    $  961.38    $1,632.38    $3,421.80
with IPP & EBB Riders.............  $2,435.49    $3,853.90    $360.63    $1,097.89    $1,856.96    $3,853.90
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders................  $2,312.92    $3,601.30    $334.05    $1,018.87    $1,726.61    $3,601.30
with IPP Rider....................  $2,518.72    $4,010.70    $379.87    $1,153.33    $1,945.49    $4,010.70
with EBB Rider....................  $2,450.56    $3,876.29    $364.60    $1,108.66    $1,873.00    $3,876.29
with IPP & EBB Riders.............  $2,656.37    $4,285.68    $410.41    $1,243.12    $2,091.89    $4,285.68
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders................  $2,106.77    $3,180.57    $289.02    $  885.47    $1,507.35    $3,180.57
with IPP Rider....................  $2,317.39    $3,610.32    $335.04    $1,021.78    $1,731.36    $3,610.32
with EBB Rider....................  $2,247.63    $3,469.20    $319.70    $  976.48    $1,657.16    $3,469.20
with IPP & EBB Riders.............  $2,458.26    $3,898.95    $365.72    $1,112.79    $1,881.18    $3,898.95

         QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS II VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS II VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS MAINSTAY PLUS II VARIABLE ANNUITY?

     MainStay Plus II Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, and/or to one or both of the Fixed Accounts. In addition, you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Accounts and the DCA Advantage Plan Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT


             The Separate Account has 74 Investment Divisions, 44 of which are currently available under this Policy. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (ii) FIXED ACCOUNTS

             Each premium payment, or the portion of any premium payment, you allocate to either of the Fixed Accounts will earn an interest rate at least equal to the guaranteed interest rate. (See "The Fixed Accounts.")

     (b) You can allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the 1-Year Fixed Account. (See "The DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNTS?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date, although certain restrictions may apply. Transfers from the Investment Divisions or the 1-Year Fixed Account into the 3-Year Fixed Account are not permitted. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. We reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year. (See "Transfers.") You may not transfer money into the 1-Year Fixed Account if you transferred money out of either of the Fixed Accounts during the previous six-month period. Transfers into the 3-Year Fixed Account are not permitted.


     You can make transfers from the Fixed Accounts and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "The Fixed Accounts" and "The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options as described herein.


4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain Mortality and Expense Risks NYLIAC assumes and for policy administrative expenses. This charge is 1.45% (annualized) of the daily average Variable Accumulation Value. (See "Separate Account Charge.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies based on the amount of premium payments made. This charge is assessed as a percentage of the partial withdrawal or full surrender during the first seven Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                                                              SURRENDER
                        PAYMENT YEAR                           CHARGE
                        ------------                          ---------
1...........................................................     7%
2...........................................................     7%
3...........................................................     7%
4...........................................................     6%
5...........................................................     6%
6...........................................................     5%
7...........................................................     4%
8+..........................................................     0%

     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of withdrawal; (b) 10% of the Accumulation Value as of the prior Policy Anniversary; or (c) the Accumulation Value less the accumulated premium payments, all less any prior surrender charge free withdrawals during the policy year. (See "Surrender Charges" and "Exceptions to Surrender Charges.")

     If you select the Investment Protection Plan Rider, ("IPP") (in jurisdictions where available) We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "Other Charges--Investment Protection Plan Rider Charge"). The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "Other Charges--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages We are currently charging before you select the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at that time.

     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge on each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you elect this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $500 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan or such lower amount as We may permit at any time and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. In those states where the modified version of the policy is offered, additional payments are allowed only during the first Policy Year. You have a choice of sending premium payments directly to NYLIAC as indicated in the response to Question 15 or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is up to $1,500,000 without prior approval. Withdrawals will not reduce the aggregate amount of premium payments. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Accounts and/or DCA Advantage Plan Accounts which you selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment to, and thereafter, may maintain the Accumulation Value in the Investment Divisions, the DCA Advantage Plan Accounts and, plus the Fixed Accounts. (See "Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative and the DCA Advantage Plan Account at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. The minimum amount which you may place in any DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or any DCA Advantage Plan Account and the number of Allocation Alternatives and DCA Advantage Plan Accounts to which you allocate your Accumulation Value.

7. MAY NYLIAC TERMINATE YOUR POLICY?

     If We do not receive any premium payments for a period of two years (except for those states that offer the modified version of the policy), and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "Distributions Under the Policy" and "Federal Tax Matters.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Under the Life Income Payment Option, Income Payments will always be the same specified amount. (See "Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:


        (a) the Accumulation Value, less any outstanding loan balance,

        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, and any rider charges; or

        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary. We recalculate the reset value, with respect to any policy, every year from the Policy Date until you or the Annuitant reaches age 80.

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (Also see "Death Before Annuity Commencement" and "Federal Tax Matters.")


11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, TSA and SEP policies; Inherited IRA and TSA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Contingency ("ESC") Rider applies, see the EBB and ESC Riders for details.


12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?


     You may cancel a policy by returning it or providing written notification to Us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior partial withdrawals, We will return the Accumulation Value on the date We receive the policy. We will set forth the provision in your policy.


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans.")

15. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?


REGULAR MAIL         NYL Annuity Service Center          EXPRESS MAIL         National City Corporation
                     2400 Reliable Parkway                                    NYL Annuity Service
                     Chicago, IL 60686                                        Center/Lockbox #2400
                                                                              5635 S. Archer Avenue
                                                                              Chicago, IL 60638
CUSTOMER SERVICE     (800) 762-6212
AND UNIT VALUES


     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.


                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2005, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division, for the fiscal years ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on May 10, 2002.


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.


                                        MAINSTAY VP           MAINSTAY VP                     MAINSTAY VP
                                        BALANCED--           BASIC VALUE--                   BASIC VALUE--
                                       SERVICE CLASS         SERVICE CLASS                   INITIAL CLASS
                                       -------------   -------------------------   ----------------------------------
                                          2005(F)       2005     2004    2003(B)    2005     2004     2003    2002(A)
                                       -------------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............     $10.00       $12.37   $11.29   $10.00    $11.06   $10.07   $ 7.99   $10.00
Accumulation Unit Value
  (end of period)....................     $10.45       $12.82   $12.37   $11.29    $11.49   $11.06   $10.07   $ 7.99
Number of Units Outstanding
  (in 000s) (end of period)..........     $1,320          563      461      161       272      284      281      101



                                              MAINSTAY VP                     MAINSTAY VP                      MAINSTAY VP
                                                BOND--                           BOND--                  CAPITAL APPRECIATION--
                                             SERVICE CLASS                   INITIAL CLASS                    SERVICE CLASS
                                       -------------------------   ----------------------------------   -------------------------
                                        2005     2004    2003(B)    2005     2004     2003    2002(A)    2005     2004    2003(B)
                                       ------   ------   -------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $10.15   $ 9.92   $10.00    $11.39   $11.10   $10.77   $10.00    $11.41   $11.14   $10.00
Accumulation Unit Value
  (end of period)....................  $10.19   $10.15   $ 9.92    $11.47   $11.39   $11.10   $10.77    $12.16   $11.41   $11.14
Number of Units Outstanding
  (in 000s) (end of period)..........   2,275    1,649      592     1,158    1,276    1,552      571       968      926      406


                                                 MAINSTAY VP
                                            CAPITAL APPRECIATION--                     MAINSTAY VP
                                                INITIAL CLASS                        CASH MANAGEMENT
                                       --------------------------------   -------------------------------------
                                        2005    2004    2003    2002(A)    2005      2004      2003     2002(A)
                                       ------   -----   -----   -------   -------   -------   -------   -------
Accumulation Unit Value
  (beginning of period)..............  $ 9.59   $9.34   $7.46   $10.00    $  0.98   $  0.99   $  1.00    $1.00
Accumulation Unit Value
  (end of period)....................  $10.25   $9.59   $9.34   $ 7.46    $  1.00   $  0.98   $  0.99    $1.00
Number of Units Outstanding
  (in 000s) (end of period)..........     839     937     943      396     18,974    17,751    16,593    4,949

                                              MAINSTAY VP
                                            COMMON STOCK--
                                             SERVICE CLASS
                                       -------------------------
                                        2005     2004    2003(B)
                                       ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $12.43   $11.40   $10.00
Accumulation Unit Value
  (end of period)....................  $13.15   $12.43   $11.40
Number of Units Outstanding
  (in 000s) (end of period)..........   1,063      810      293


                                                  MAINSTAY VP                      MAINSTAY VP            MAINSTAY VP
                                                 COMMON STOCK--                   CONVERTIBLE--          CONVERTIBLE--
                                                 INITIAL CLASS                    SERVICE CLASS          INITIAL CLASS
                                       ----------------------------------   -------------------------   ---------------
                                        2005     2004     2003    2002(A)    2005     2004    2003(B)    2005     2004
                                       ------   ------   ------   -------   ------   ------   -------   ------   ------
Accumulation Unit Value
  (beginning of period)..............  $11.00   $10.07   $ 8.08   $10.00    $11.41   $10.94   $10.00    $11.68   $11.17
Accumulation Unit Value
  (end of period)....................  $11.68   $11.00   $10.07   $ 8.08    $11.96   $11.41   $10.94    $12.28   $11.68
Number of Units Outstanding
  (in 000s) (end of period)..........     805      856      870      367     2,141    1,754      644       987    1,087

                                         MAINSTAY VP
                                        CONVERTIBLE--
                                        INITIAL CLASS
                                       ----------------
                                        2003    2002(A)
                                       ------   -------
Accumulation Unit Value
  (beginning of period)..............  $ 9.27   $10.00
Accumulation Unit Value
  (end of period)....................  $11.17   $ 9.27
Number of Units Outstanding
  (in 000s) (end of period)..........   1,083      396


------------------

(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(f) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                                              MAINSTAY VP                     MAINSTAY VP                 MAINSTAY VP
                                          DEVELOPING GROWTH--             DEVELOPING GROWTH--           FLOATING RATE--
                                             SERVICE CLASS                   INITIAL CLASS               SERVICE CLASS
                                       -------------------------   ----------------------------------   ---------------
                                        2005     2004    2003(B)    2005     2004     2003    2002(A)       2005(F)
                                       ------   ------   -------   ------   ------   ------   -------   ---------------
Accumulation Unit Value
  (beginning of period)..............  $12.09   $11.62   $10.00    $11.00   $10.54   $ 7.72   $10.00        $10.00
Accumulation Unit Value
  (end of period)....................  $13.31   $12.09   $11.62    $12.15   $11.00   $10.54   $ 7.72        $10.09
Number of Units Outstanding
  (in 000s) (end of period)..........     421      357      117       130      139      132       42         1,052



                                                                                                              MAINSTAY VP
                                             MAINSTAY VP                     MAINSTAY VP                      HIGH YIELD
                                             GOVERNMENT--                    GOVERNMENT--                  CORPORATE BOND--
                                            SERVICE CLASS                   INITIAL CLASS                    SERVICE CLASS
                                       ------------------------   ----------------------------------   -------------------------
                                        2005    2004    2003(B)    2005     2004     2003    2002(A)    2005     2004    2003(B)
                                       ------   -----   -------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $ 9.91   $9.76   $10.00    $10.98   $10.78   $10.74   $10.00    $12.71   $11.47   $10.00
Accumulation Unit Value
  (end of period)....................  $ 9.97   $9.91   $ 9.76    $11.08   $10.98   $10.78   $10.74    $12.86   $12.71   $11.47
Number of Units Outstanding
  (in 000s) (end of period)..........   1,481   1,136      425     1,082    1,262    1,641      865     8,052    6,041    2,224


                                                  MAINSTAY VP
                                                   HIGH YIELD                      MAINSTAY VP
                                                CORPORATE BOND--                INCOME & GROWTH--
                                                 INITIAL CLASS                    SERVICE CLASS
                                       ----------------------------------   -------------------------
                                        2005     2004     2003    2002(A)    2005     2004    2003(B)
                                       ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $14.44   $12.99   $ 9.67   $10.00    $12.53   $11.32   $10.00
Accumulation Unit Value
  (end of period)....................  $14.65   $14.44   $12.99   $ 9.67    $12.91   $12.53   $11.32
Number of Units Outstanding
  (in 000s) (end of period)..........   2,554    2,920    2,759      776       590      410      123


                                                  MAINSTAY VP
                                               INCOME & GROWTH--
                                                 INITIAL CLASS
                                       ----------------------------------
                                        2005     2004     2003    2002(A)
                                       ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $11.48   $10.34   $ 8.15   $10.00
Accumulation Unit Value
  (end of period)....................  $11.85   $11.48   $10.34   $ 8.15
Number of Units Outstanding
  (in 000s) (end of period)..........     200      214      195       65



                                              MAINSTAY VP                     MAINSTAY VP                      MAINSTAY VP
                                        INTERNATIONAL EQUITY--           INTERNATIONAL EQUITY--            LARGE CAP GROWTH--
                                             SERVICE CLASS                   INITIAL CLASS                    SERVICE CLASS
                                       -------------------------   ----------------------------------   -------------------------
                                        2005     2004    2003(B)    2005     2004     2003    2002(A)    2005     2004    2003(B)
                                       ------   ------   -------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $13.38   $11.60   $10.00    $13.07   $11.30   $ 8.82   $10.00    $10.65   $11.09   $10.00
Accumulation Unit Value
  (end of period)....................  $14.21   $13.38   $11.60    $13.91   $13.07   $11.30   $ 8.82    $10.93   $10.65   $11.09
Number of Units Outstanding
  (in 000s) (end of period)..........   1,829    1,027      246       417      351      291       80       505      480      201


                                                                                              MAINSTAY VP
                                                 MAINSTAY VP               MAINSTAY VP          MID CAP
                                             LARGE CAP GROWTH--           MID CAP CORE--        GROWTH--
                                                INITIAL CLASS             SERVICE CLASS      SERVICE CLASS
                                       -------------------------------   ----------------   ----------------
                                       2005    2004    2003    2002(A)    2005    2004(D)    2005    2004(D)
                                       -----   -----   -----   -------   ------   -------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $9.60   $9.97   $7.90   $10.00    $14.09   $11.73    $14.26   $11.83
Accumulation Unit Value
  (end of period)....................  $9.87   $9.60   $9.97   $ 7.90    $16.05   $14.09    $16.42   $14.26
Number of Units Outstanding
  (in 000s) (end of period)..........    304     364     362      141     1,220      719     1,884    1,224


                                              MAINSTAY VP
                                            MID CAP VALUE--
                                             SERVICE CLASS
                                       -------------------------
                                        2005     2004    2003(B)
                                       ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $13.40   $11.59   $10.00
Accumulation Unit Value
  (end of period)....................  $13.92   $13.40   $11.59
Number of Units Outstanding
  (in 000s) (end of period)..........   2,741    1,580      442


------------------

(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(d) For the period May 1, 2004 (commencement of operations) through December 31, 2004.


(f) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                                                  MAINSTAY VP                      MAINSTAY VP            MAINSTAY VP
                                                MID CAP VALUE--                  S&P 500 INDEX--        S&P 500 INDEX--
                                                 INITIAL CLASS                    SERVICE CLASS          INITIAL CLASS
                                       ----------------------------------   -------------------------   ---------------
                                        2005     2004     2003    2002(A)    2005     2004    2003(B)    2005     2004
                                       ------   ------   ------   -------   ------   ------   -------   ------   ------
Accumulation Unit Value
  (beginning of period)..............  $11.92   $10.29   $ 8.09   $10.00    $12.23   $11.26   $10.00    $11.29   $10.37
Accumulation Unit Value
  (end of period)....................  $12.42   $11.92   $10.29   $ 8.09    $12.59   $12.23   $11.26    $11.66   $11.29
Number of Units Outstanding
  (in 000s) (end of period)..........   1,127    1,158    1,114      422     4,057    3,132    1,038     1,826    1,935

                                         MAINSTAY VP
                                       S&P 500 INDEX--
                                        INITIAL CLASS
                                       ----------------
                                        2003    2002(A)
                                       ------   -------
Accumulation Unit Value
  (beginning of period)..............  $ 8.20   $10.00
Accumulation Unit Value
  (end of period)....................  $10.37   $ 8.20
Number of Units Outstanding
  (in 000s) (end of period)..........   1,839      660



                                              MAINSTAY VP                     MAINSTAY VP                      MAINSTAY VP
                                          SMALL CAP GROWTH--               SMALL CAP GROWTH--                TOTAL RETURN--
                                             SERVICE CLASS                   INITIAL CLASS                    SERVICE CLASS
                                       -------------------------   ----------------------------------   -------------------------
                                        2005     2004    2003(B)    2005     2004     2003    2002(A)    2005     2004    2003(B)
                                       ------   ------   -------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $12.91   $12.01   $10.00    $11.16   $10.35   $ 7.41   $10.00    $11.35   $10.86   $10.00
Accumulation Unit Value
  (end of period)....................  $13.21   $12.91   $12.01    $11.45   $11.16   $10.35   $ 7.41    $11.88   $11.35   $10.86
Number of Units Outstanding
  (in 000s) (end of period)..........   1,524    1,122      353       677      726      726      243       842      749      299


                                                  MAINSTAY VP                      MAINSTAY VP            MAINSTAY VP
                                                 TOTAL RETURN--                      VALUE--                VALUE--
                                                 INITIAL CLASS                    SERVICE CLASS          INITIAL CLASS
                                       ----------------------------------   -------------------------   ---------------
                                        2005     2004     2003    2002(A)    2005     2004    2003(B)    2005     2004
                                       ------   ------   ------   -------   ------   ------   -------   ------   ------
Accumulation Unit Value
  (beginning of period)..............  $10.79   $10.29   $ 8.73   $10.00    $12.82   $11.72   $10.00    $10.56   $ 9.63
Accumulation Unit Value
  (end of period)....................  $11.33   $10.79   $10.29   $ 8.73    $13.39   $12.82   $11.72    $11.06   $10.56
Number of Units Outstanding
  (in 000s) (end of period)..........     573      636      647      236     1,409    1,101      392     1,046    1,135

                                         MAINSTAY VP
                                           VALUE--
                                        INITIAL CLASS
                                       ---------------
                                       2003    2002(A)
                                       -----   -------
Accumulation Unit Value
  (beginning of period)..............  $7.67   $10.00
Accumulation Unit Value
  (end of period)....................  $9.63   $ 7.67
Number of Units Outstanding
  (in 000s) (end of period)..........  1,147      505


                                            ALGER AMERICAN                   ALGER AMERICAN
                                        SMALL CAPITALIZATION--           SMALL CAPITALIZATION--
                                            CLASS S SHARES                   CLASS O SHARES
                                       -------------------------   ----------------------------------
                                        2005     2004    2003(B)    2005     2004     2003    2002(A)
                                       ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $13.88   $12.11   $10.00    $13.20   $11.49   $ 8.19   $10.00
Accumulation Unit Value
  (end of period)....................  $15.95   $13.88   $12.11    $15.20   $13.20   $11.49   $ 8.19
Number of Units Outstanding
  (in 000s) (end of period)..........     685      432      132       204      185      175       46


                                                 CALVERT SOCIAL
                                               BALANCED PORTFOLIO
                                       ----------------------------------
                                        2005     2004     2003    2002(A)
                                       ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $11.58   $10.85   $ 9.23   $10.00
Accumulation Unit Value
  (end of period)....................  $12.06   $11.58   $10.85   $ 9.23
Number of Units Outstanding
  (in 000s) (end of period)..........     421      382      210       38



                                         COLUMBIA SMALL
                                        CAP VALUE FUND,            DREYFUS IP                       DREYFUS IP
                                       VARIABLE SERIES--       TECHNOLOGY GROWTH--             TECHNOLOGY GROWTH--
                                            CLASS B               SERVICE CLASS                   INITIAL CLASS
                                       ------------------   -------------------------   ----------------------------------
                                        2005     2004(E)     2005     2004    2003(B)    2005     2004     2003    2002(A)
                                       -------   --------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $10.54     $10.00    $11.54   $11.68   $10.00    $10.55   $10.65   $ 7.16   $10.00
Accumulation Unit Value
  (end of period)....................  $10.96     $10.54    $11.77   $11.54   $11.68    $10.79   $10.55   $10.65   $ 7.16
Number of Units Outstanding
  (in 000s) (end of period)..........     495         41       597      512      230       200      228      207       51


------------------

(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(e) For the period November 15, 2004 (commencement of operations) through December 31, 2004.

                                            FIDELITY(R) VIP                 FIDELITY(R) VIP                  FIDELITY(R) VIP
                                            CONTRAFUND(R)--                 CONTRAFUND(R)--                  EQUITY-INCOME--
                                            SERVICE CLASS 2                  INITIAL CLASS                   SERVICE CLASS 2
                                       -------------------------   ----------------------------------   -------------------------
                                        2005     2004    2003(B)    2005     2004     2003    2002(A)    2005     2004    2003(B)
                                       ------   ------   -------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $13.41   $11.82   $10.00    $12.43   $10.93   $ 8.63   $10.00    $12.58   $11.48   $10.00
Accumulation Unit Value
  (end of period)....................  $15.42   $13.41   $11.82    $14.33   $12.43   $10.93   $ 8.63    $13.09   $12.58   $11.48
Number of Units Outstanding
  (in 000s) (end of period)..........   3,612    2,004      467     1,259    1,149    1,070      425     2,307    1,542      421



                                                FIDELITY(R) VIP                  FIDELITY(R) VIP               JANUS ASPEN
                                                EQUITY-INCOME--                     MID CAP--               SERIES BALANCED--
                                                 INITIAL CLASS                   SERVICE CLASS 2             SERVICE SHARES
                                       ----------------------------------   -------------------------   -------------------------
                                        2005     2004     2003    2002(A)    2005     2004    2003(C)    2005     2004    2003(B)
                                       ------   ------   ------   -------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $11.51   $10.47   $ 8.15   $10.00    $14.02   $11.41   $10.00    $11.22   $10.51   $10.00
Accumulation Unit Value
  (end of period)....................  $12.01   $11.51   $10.47   $ 8.15    $16.31   $14.02   $11.41    $11.91   $11.22   $10.51
Number of Units Outstanding
  (in 000s) (end of period)..........     782      801      773      270     1,867    1,020       95     2,327    1,869      722


                                                                                   JANUS ASPEN
                                                  JANUS ASPEN                   SERIES WORLDWIDE
                                               SERIES BALANCED--                    GROWTH--
                                              INSTITUTIONAL SHARES               SERVICE SHARES
                                       ----------------------------------   -------------------------
                                        2005     2004     2003    2002(A)    2005     2004    2003(B)
                                       ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $11.05   $10.33   $ 9.19   $10.00    $11.79   $11.44   $10.00
Accumulation Unit Value
  (end of period)....................  $11.76   $11.05   $10.33   $ 9.19    $12.27   $11.79   $11.44
Number of Units Outstanding
  (in 000s) (end of period)..........   1,691    1,916    2,032      884       640      515      195


                                                 JANUS ASPEN
                                          SERIES WORLDWIDE GROWTH--
                                             INSTITUTIONAL SHARES
                                       --------------------------------
                                        2005    2004    2003    2002(A)
                                       ------   -----   -----   -------
Accumulation Unit Value
  (beginning of period)..............  $ 9.83   $9.52   $7.79   $10.00
Accumulation Unit Value
  (end of period)....................  $10.25   $9.83   $9.52   $ 7.79
Number of Units Outstanding
  (in 000s) (end of period)..........     557     612     659      267



                                                MFS(R)                          MFS(R)                          MFS(R)
                                       INVESTORS TRUST SERIES--        INVESTORS TRUST SERIES--           RESEARCH SERIES--
                                             SERVICE CLASS                   INITIAL CLASS                  SERVICE CLASS
                                       -------------------------   ---------------------------------   ------------------------
                                        2005     2004    2003(B)    2005     2004    2003    2002(A)    2005     2004     2003
                                       ------   ------   -------   ------   ------   -----   -------   ------   ------   ------
Accumulation Unit Value
  (beginning of period)..............  $12.02   $10.97   $10.00    $10.75   $ 9.80   $8.14   $10.00    $12.25   $10.75   $10.00
Accumulation Unit Value
  (end of period)....................  $12.68   $12.02   $10.97    $11.37   $10.75   $9.80   $ 8.14    $12.99   $12.25   $10.75
Number of Units Outstanding
  (in 000s) (end of period)..........     140       91       43       113      123     126       57       168      131       43


                                                    MFS(R)                          MFS(R)
                                               RESEARCH SERIES--              UTILITIES SERIES--
                                                 INITIAL CLASS                   SERVICE CLASS
                                       ---------------------------------   -------------------------
                                        2005     2004    2003    2002(A)    2005     2004    2003(B)
                                       ------   ------   -----   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $11.07   $ 9.69   $7.89   $10.00    $14.67   $11.46   $10.00
Accumulation Unit Value
  (end of period)....................  $11.76   $11.07   $9.69   $ 7.89    $16.85   $14.67   $11.46
Number of Units Outstanding
  (in 000s) (end of period)..........      96      102     107       45     2,044      444        5

                                                     MFS(R)
                                               UTILITIES SERIES--
                                                 INITIAL CLASS
                                       ----------------------------------
                                        2005     2004     2003    2002(A)
                                       ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $17.50   $13.64   $10.18   $10.00
Accumulation Unit Value
  (end of period)....................  $20.16   $17.50   $13.64   $10.18
Number of Units Outstanding
  (in 000s) (end of period)..........       7        8        8        4


------------------

(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(c) For the period September 5, 2003 (commencement of operations) through December 31, 2003.

                                         NEUBERGER BERMAN AMT             NEUBERGER BERMAN AMT
                                           MID-CAP GROWTH--                 MID-CAP GROWTH--            ROYCE MICRO-CAP
                                                CLASS S                         CLASS I                    PORTFOLIO
                                       -------------------------   ----------------------------------   ---------------
                                        2005     2004    2003(B)    2005     2004     2003    2002(A)       2005(F)
                                       ------   ------   -------   ------   ------   ------   -------   ---------------
Accumulation Unit Value
  (beginning of period)..............  $12.95   $11.32   $10.00    $14.01   $12.22   $ 9.68   $10.00        $10.00
Accumulation Unit Value
  (end of period)....................  $14.47   $12.95   $11.32    $15.71   $14.01   $12.22   $ 9.68        $11.85
Number of Units Outstanding
  (in 000s) (end of period)..........     213      116       24        45       48       51       16           190


                                       ROYCE SMALL-CAP
                                          PORTFOLIO
                                       ---------------
                                           2005(F)
                                       ---------------
Accumulation Unit Value
  (beginning of period)..............      $10.00
Accumulation Unit Value
  (end of period)....................      $10.98
Number of Units Outstanding
  (in 000s) (end of period)..........         284


                                             T. ROWE PRICE
                                             EQUITY INCOME                   T. ROWE PRICE
                                             PORTFOLIO--II             EQUITY INCOME PORTFOLIO--I
                                       -------------------------   ----------------------------------
                                        2005     2004    2003(B)    2005     2004     2003    2002(A)
                                       ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $12.68   $11.23   $10.00    $11.51   $10.17   $ 8.22   $10.00
Accumulation Unit Value
  (end of period)....................  $12.96   $12.68   $11.23    $11.79   $11.51   $10.17   $ 8.22
Number of Units Outstanding
  (in 000s) (end of period)..........   3,492    1,941      478     1,236    1,154    1,084      420


                                                    VAN ECK
                                             WORLDWIDE HARD ASSETS
                                       ----------------------------------
                                        2005     2004     2003    2002(A)
                                       ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)..............  $14.71   $12.04   $ 8.42   $10.00
Accumulation Unit Value
  (end of period)....................  $22.00   $14.71   $12.04   $ 8.42
Number of Units Outstanding
  (in 000s) (end of period)..........   1,242      480      121       39



                                            VAN KAMPEN UIF                   VAN KAMPEN UIF                 VICTORY VIF
                                       EMERGING MARKETS EQUITY--           EMERGING MARKETS--           DIVERSIFIED STOCK--
                                               CLASS II                         CLASS I                    CLASS A SHARES
                                       -------------------------   ----------------------------------   --------------------
                                        2005     2004    2003(B)    2005     2004     2003    2002(A)     2005      2004(D)
                                       ------   ------   -------   ------   ------   ------   -------   --------   ---------
Accumulation Unit Value
  (beginning of period)..............  $16.55   $13.65   $10.00    $14.10   $11.62   $ 7.88   $10.00     $10.90     $10.00
Accumulation Unit Value
  (end of period)....................  $21.82   $16.55   $13.65    $18.60   $14.10   $11.62   $ 7.88     $11.68     $10.90
Number of Units Outstanding
  (in 000s) (end of period)..........     582      287       53       203      139      110       58        361        147


------------------

(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(d) For the period May 1, 2004 (commencement of operations) through December 31, 2004.


(f) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $69.4 billion at the end of 2005. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Accounts, the DCA Accounts and any other separate account of NYLIAC.


     The Separate Account has 74 Investment Divisions, 44 of which are currently available under the policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the

Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.



-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Conservative Allocation;
                                 Management LLC                      MainStay VP Growth Allocation;
                                                                     MainStay VP Moderate Allocation;
                                                                     MainStay VP Moderate Growth Allocation
                                 Subadviser: MacKay Shields LLC      MainStay VP Balanced;
                                 ("MacKay")                          MainStay VP Bond;
                                                                     MainStay VP Capital Appreciation;
                                                                     MainStay VP Cash Management;
                                                                     MainStay VP Common Stock;
                                                                     MainStay VP Convertible;
                                                                     MainStay VP Floating Rate;
                                                                     MainStay VP Government;
                                                                     MainStay VP High Yield Corporate Bond;
                                                                     MainStay VP International Equity;
                                                                     MainStay VP Mid Cap Core;
                                                                     MainStay VP Mid Cap Growth;
                                                                     MainStay VP Mid Cap Value;
                                                                     MainStay VP S&P 500 Index;
                                                                     MainStay VP Small Cap Growth;
                                                                     MainStay VP Total Return;
                                                                     MainStay VP Value
                                 Subadviser: American Century        MainStay VP Income & Growth
                                 Investment Management, Inc.
                                 Subadviser: The Dreyfus             MainStay VP Basic Value
                                 Corporation
                                 Subadviser: Winslow Capital         MainStay VP Large Cap Growth
                                 Management Inc.
                                 Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                 LLC
-------------------------------------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
-------------------------------------------------------------------------------------------------------------------------

Calvert Variable Series, Inc.    Calvert Asset Management Advisor    Calvert Social Balanced Portfolio
                                 Inc.
                                 Subadvisers: New Amsterdam
                                 Partners LLC
                                 SSgA Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable          Columbia Management Advisors Inc.   Columbia Small Cap Value Fund, Variable Series
Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance      Fidelity Management and Research
Products Fund                    Company
                                 Subadvisers: Fidelity Management &  Fidelity(R) VIP Contrafund(R)
                                 Research (U.K.) Inc. ("FMRUK"),
                                 Fidelity Management & Research
                                 (Far East) Inc. ("FMRFE"),
                                 Fidelity Investments Japan Limited
                                 ("FIJL"), FMR Co., Inc. ("FMRC")
                                 Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                 Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid Cap
                                 FMRC
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance        MFS(R) Investment Management        MFS(R) Investors Trust Series;
Trust(SM)                                                            MFS(R) Research Series;
                                                                     MFS(R) Utilities Series
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers        Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Subadviser: Neuberger Berman, LLC
-------------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund           Royce & Associates, LLC             Royce Micro-Cap Portfolio;
                                                                     Royce Small-Cap Portfolio
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
Inc.
-------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust
-------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       Victory Capital Management Inc.     Victory VIF Diversified Stock
Funds
-------------------------------------------------------------------------------------------------------------------------



     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.


     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, Statement of Additional Information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.


     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.


     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. In those states where the modified version of the policy is offered, additional premium payments are allowed only during the first Policy Year. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value and the DCA Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments; and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.


     Certain provisions of the policies may be different than the general descriptions in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the MainStay Plus II Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.


     The following chart outlines some of the different features for other MainStay variable annuities We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.



                                                   MAINSTAY PREMIUM
                                                     PLUS/PREMIUM
                           MAINSTAY PLUS II        PLUS II VARIABLE        MAINSTAY SELECT          MAINSTAY ELITE
                           VARIABLE ANNUITY            ANNUITY             VARIABLE ANNUITY        VARIABLE ANNUITY
Surrender Charge               7 years                 8 years                 3 years                 8 years
  Period (Based on       (7%, 7%, 7%, 6%, 6%,    (8%, 8%, 8%, 8%, 7%,        (8%, 8%, 7%)          (8%, 8%, 8%, 7%,
  each premium payment         5%, 4%)               6%, 5%, 4%)*                                  6%, 5%, 4%, 3%)*
  date)
DCA Advantage Account            Yes                     Yes                     Yes                     Yes
                        (6-, 12- and 18-month     (6-month account)        (6- and 12-month       (6-month account)
                              accounts)                                       accounts)
Interest Sweep                   Yes                     Yes                     Yes                     Yes
Premium Credit                    No                     Yes                      No                      No
Fixed Account                    Yes                     Yes                     Yes                     Yes
                              - One year               One year                One year                One year
                             - Three year
Reset Death Benefit     Annual Reset to age 80  Annual Reset to age 80  Annual Reset to age 80  Optional Annual Reset
Guarantee                                                                                             to age 80
Annual Death Benefit             N/A                     N/A                     N/A             Ages 65 or younger:
Reset Charge                                                                                            0.30%
                                                                                                 Ages 66 to 75: 0.35%
Mortality and Expense           1.45%             1.60% for MainStay            1.85%                   1.70%
Risk and                Based on assets of the       Premium Plus       Based on assets of the    Based on Adjusted
Administrative Costs      Separate Account.        Variable Annuity       Separate Account.       Premium Payments.
Charge                  Charge is reflected in                          Charge is reflected in      Charge is not
                           the Accumulation       1.75% for MainStay       the Accumulation        reflected in the
                             Unit Value.           Premium Plus II           Unit Value.             Accumulation
                                                   Variable Annuity                                  Unit Value.
                                                Based on assets of the
                                                  Separate Account.
                                                Charge is reflected in
                                                   the Accumulation
                                                     Unit Value.
Annual Policy Service            $30                     $30                     $50                     $30
Charge
Minimum Cash Value             $50,000                 $100,000                $100,000                $100,000
Required to Waive


    All policies and features may not be available in all jurisdictions.


    * May be different in certain jurisdictions.


     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions and


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs and SEPs.


     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral that are valuable, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:



     - A guaranteed death benefit, as explained in this prospectus.



     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.



     - A Fixed Account that features a guaranteed fixed interest rate.



     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other investment divisions contained in the policy.



     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.



These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because you value the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.


     POLICY APPLICATION AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application with a registered representative. The application is sent to Us with your initial premium payment. In addition, in jurisdictions where permitted, you can also instruct a broker-dealer or bank with which NYLIAC has entered into an agreement to forward the initial premium payment along with Our "Policy Request" form to Us. If the application or Policy Request supplied by a broker-dealer or bank is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt. If We cannot credit the initial premium payment within five Business Days after We receive it because the application or Policy Request is incomplete or inaccurate, We will contact you, the broker-dealer or the bank providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 15.


     If We issue your policy based on a Policy Request, We will require you to provide to Us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to Us, or, where required by applicable state law or regulation, a signed application form. Also, policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and We will process transactions requested with respect to the policy without requiring a signature guarantee.

     We will allocate the initial premium payments to the Investment Divisions, Fixed Accounts or the DCA Advantage Plan Accounts you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at NYL Annuity Service Center. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $500 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan, or such lower amount as We may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. In those states where the modified version of the policy is offered, additional premium payments are allowed only during the first Policy Year. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 85 unless it is limited by the terms of a particular plan, jurisdiction or unless We agree otherwise. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by Us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is up to $1,500,000 without prior approval. If you select a DCA Advantage Plan Account, the minimum amount that must be allocated is $5,000. Withdrawals will not reduce aggregate premium payment amount. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it or providing written notification to Us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will return the Accumulation Value on the date We receive the policy. We will set forth the provision in your policy.

     ISSUE AGES


     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 75. We will accept additional premium payments until 12 months after either you or the annuitant reaches the age of 85, unless We agree otherwise.



     We can issue Qualified Policies if you are between the ages of 18 and 75 (0 to 75 for Inherited IRAs), unless it is limited by a particular state. We will accept additional premium payments until 12 months after you reach the age of 85, unless it is limited by the terms of a particular plan, state or unless We agree otherwise.


     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Accounts or the 3-Year Fixed Account. Transfers made from the DCA Advantage Plan Accounts to the Investment Divisions and the 1-Year Fixed Account are subject to different limitations (see "The DCA Advantage Plan"). Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from an Investment Division to other Investment Divisions or the 1-Year Fixed Account is $500. Except for traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Accounts would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the 1-Year Fixed Account may be subject to restrictions. (See "The Fixed Accounts.")

     Money may not be transferred into the 1-Year Fixed Account if a transfer was made out of the 1-Year Fixed Account during the previous six-month period.

     NYLIAC reserves the right to charge up to $30 per transfer for each transfer in excess of 12 in any one Policy Year, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the 12 transfer limit. You may make transfers from the Fixed Accounts to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See "The Fixed Accounts.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "Delay of Payments.") Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmission. Permitting faxed transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency or number of transfers.


     Currently, if you or someone acting on your behalf requests, IN WRITING, BY TELEPHONE AND/OR ELECTRONICALLY, transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in Our sole discretion, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.


     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

      - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.


        (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.


     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

                 a) impeding a portfolio manager's ability to sustain an investment objective;

                 b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

                 c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

        (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS

     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives and/or DCA Advantage Plan, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan Rider. You can elect this feature by completing and signing a Telephone/Web Authorization form. We may revoke Telephone/Web Authorization privileges for certain policyowners (see "Limits on Transfers"). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.

     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.


     We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.


     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Advantage Plan Accounts. (See "The DCA Advantage Plan Accounts.") We do not count transfers under the Dollar Cost Averaging Programs as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
MONTH         TRANSFERRED          UNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
-------------------------------------------------------------------------
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the 1-Year Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or 1-Year Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make dollar cost averaging transfers from the Fixed Accounts, but you may make transfers into the 1-Year Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under Our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing on a form acceptable by Us, or by telephone (See "Procedures for Telephone/Web Transactions") no later than five Business Days prior to the date the transfers are to begin.

     You may cancel the traditional Dollar Cost Averaging option at any time in a written request or by telephone (See "Procedures for Telephone/Web Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     All written requests must be sent to the address listed in Question 15 of the Prospectus. Facsimile requests will not be accepted or processed.

     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a MINIMUM OF $5,000 in each DCA Advantage Plan Account that is selected. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. You may not make transfers from the DCA Advantage Plan Account into the 3-Year Fixed Account. You may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account(s). For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.


     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2006 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2006, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2006 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account after the duration has expired, the Plan will be reactivated and will earn the interest rate in effect on that day.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may elect Automatic Asset Reallocation by submitting the request in writing on a form acceptable to Us no later than one week prior to the date the transfers are to begin. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request or by telephone (see "Procedures for Telephone/Web Transactions"). All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Accounts be transferred from the Fixed Accounts to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. The minimum Fixed Accumulation Value required to elect this option is $2,500 per Fixed Account, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).

     You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time in a written request on a form acceptable to Us or by telephone (see "Procedures for Telephone/Web Transactions"). All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 per Fixed Account, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments


     You can allocate a portion of each premium payment to one or more Investment Divisions, the DCA Advantage Plan Accounts or the Fixed Accounts. The minimum amount that you may allocate to any one Investment Division or either Fixed Account is $25 (or such lower amount as We may permit). You may also allocate all or a portion of each premium payment to one or more DCA Advantage Plan Accounts. The minimum amount that you may allocate to a DCA Account is $5,000. (See "The DCA Advantage Plan.") We will allocate the initial premium payment to the Allocation Alternatives and/or DCA Advantage Plan Accounts you have specified within two Business Days after receipt. We will also allocate additional premium payments to the Allocation Alternatives and/or DCA Advantage Plan Accounts at the close of the Business Day on which they are received at NYL Annuity Service Center.


     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Accounts" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider (for IRAs, Roth IRAs, Inherited IRAs and all Non-Qualified Policies except policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies). The first two riders described below provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan Rider and Enhanced Beneficiary Benefit ("EBB") Rider, each at an additional cost. If you elect the EBB Rider and your spouse is the sole primary beneficiary, your policy will also include the Enhanced Spousal Continuance ("ESC") Rider, at no extra charge. Each of the riders is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.

     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled, the owner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home or is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% Internal Revenue Service ("IRS") penalty. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. The owner is no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider. This rider is in effect in all jurisdictions where approved.

     (b) Unemployment Benefit Rider

     For all IRA, Roth IRA, Inherited IRA and all Non-Qualified Policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN ("IPP") RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made on or after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date We receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "Other Charges--Investment Protection Plan Rider Charge" and "Other Charges--Rider Risk Charge Adjustment").

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "Other Charges--Rider Risk Charge Adjustment".) The cancellation will be effective on the date We receive your request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Accounts. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000) x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)


     THE ENHANCED BENEFICIARY BENEFIT ("EBB") RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant), or the Annuitant, die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.


     While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "Charges and Deductions--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              Age of Oldest Owner                                   Range of
                 or Annuitant                                Applicable Percentages
              -------------------                            ----------------------
70 or younger                                    Not less than 40% nor greater than 60%
71 to 75 inclusive                               Not less than 20% nor greater than 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy (see "The Policies--Riders--Enhanced Spousal Continuance Rider"), 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (See "The Policies--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed in "The Policies--Riders--Enhanced Spousal Continuance Rider," except for policies issued to fund a Pension Plan, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. YOU WILL FORFEIT ANY BENEFITS UNDER THE EBB RIDER IF YOU ELECT TO RECEIVE INCOME PAYMENTS, OR SURRENDER OR TRANSFER YOUR POLICY. IF YOU EXPECT TO DO ANY OF THESE, THE EBB RIDER MAY NOT BE APPROPRIATE FOR YOU.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

        Third, the Gain is calculated (Accumulation Value - Adjusted Premium
                                   Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs and policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express Mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Avenue, Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines to 6% in the fourth and fifth Payment Years, 5% in the sixth Payment Year, 4% in the seventh Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                  SURRENDER CHARGE
------------                                                  ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         6%
6...........................................................         5%
7...........................................................         4%
8+..........................................................         0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

          (a) on amounts you withdraw in any Policy Year which are less than or equal to the greatest of (i) 10% of the Accumulation Value at the time of surrender or withdrawal; (ii) 10% of the Accumulation Value as of the prior Policy Anniversary; or (iii) the Accumulation Value less accumulated premium payments, all less any prior surrender charge free withdrawals during the Policy Year;

          (b) if NYLIAC cancels the policy;

          (c) when we pay proceeds upon the death of the policy owner or the Annuitant;

          (d) when you select a Life Income Payment Option in any Policy Year after the first Policy Year;

          (e) when a required minimum distribution calculated by NYLIAC is made under a Qualified Policy (this amount will, however, count against the first exception described above);

          (f) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

          (g) on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code. (This amount will, however, count against the first exception described above.)

     OTHER CHARGES

     (a) Separate Account Charge

     Prior to the Annuity Commencement Date, we deduct a daily charge from the assets of the Separate Account to compensate us for certain mortality and expense risks we assume under the policies and for providing policy administrative services. The charge equals 1.45% (annualized) of the daily average Variable Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Policy Service Charge

     We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative and each DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (c) Investment Protection Plan Rider Charge (optional)

     If you selected the Investment Protection Plan Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. (See "Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at our sole discretion. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (d) Rider Risk Charge Adjustment* (optional)

If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date we receive your request. (See "Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

     (e) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you select the EBB Rider (in jurisdictions where available), we will deduct a charge on each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this Rider. This charge will not change once your policy is issued.

     (f) Fund Charges

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 in any one policy year, subject to any applicable state insurance law requirements. Transfers made under the Dollar Cost Averaging programs, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a

---------------

* The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this prospectus.

group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administrative, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies, or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "Federal Tax Matters.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to NYL Annuity Service Center. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "Procedures for Telephone/Web Transactions.") All written requests must be sent to the address listed in Question 15 of the Prospectus. Facsimile requests will not be accepted or processed. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day during which We receive the written or telephonic surrender or withdrawal request, less any outstanding loan balance, surrender charges, taxes which We may deduct, and the annual policy service charges, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals), may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect an Income Payment method. (See "Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.")


     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any taxes and surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.


     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Accounts from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Accounts. You may not make periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to one of the Fixed Accounts. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account selected at the time of each periodic partial withdrawal, unless We agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "The Fixed Accounts--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals


     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.


     REQUIRED MINIMUM DISTRIBUTION OPTION


     For IRAs and SEP IRAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years (except for those states that offer the modified version of the policy), and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


     DEATH BEFORE ANNUITY COMMENCEMENT


     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greatest of:


     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, and any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the First Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first Policy Year; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent Policy Years.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greater of:

(a)  Accumulation Value:                =  $175,000
(b)  Premium payments less any          =  $180,000 ($200,000 - $20,000); or
     partial withdrawals:
(c)  Reset value -- the greater of:        a) Current Accumulation Value -- $175,000; and
                                           b) Last Reset Value, plus premiums, less
                                              withdrawals. That is:
                                           $220,000 + $0 - (($20,000/$250,000) X $220,000)
                                        =  $220,000 - (0.08 X $220,000)
                                        =  $220,000 - $17,600
                                        =  $202,400

In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals, surrender charges on such partial withdrawals and any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment We agree to. However, once payments begin, you may NOT change the option chosen. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.


     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.

Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

             (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     For policies issued through a Policy Request, the Beneficiary will be the policyowner or his/her estate until the Beneficiary is designated as described under "Policy Application and Premium Payments."

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     Under Code Section 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS


     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Accounts on a pro rata basis to the 1-Year Fixed Account so that the 1-Year Fixed Accumulation Value equals 125% (110% in New
York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York), of the outstanding loan balance.


     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Accounts to secure the loan with the minimum guaranteed interest rate as stated on the Policy Data Page. For plans subject to ERISA, We will apply the interest charged on the loan at the then current prime rate plus 1%. We will credit the money being held in the Fixed Accounts to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate as stated on the Policy Data Page. For all plans, We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default We will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Accounts.

     We permit loans to acquire a principal residence under the same terms described above, except that:

        (a) the minimum loan amount is $5,000; and

        (b) repayment of the loan amount may be extended to a maximum of 25 years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNTS

     The Fixed Accounts are supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Accounts subject to applicable law. The Fixed Accounts are not registered under the federal securities laws and are generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Plan Accounts. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Accounts. These disclosures regarding the Fixed Accounts may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate, as stated on the Policy Data Page, to amounts allocated or transferred to the Fixed Accounts under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Accounts.

     For the 1-Year Fixed Account, interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the 1-Year Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     For the 3-Year Fixed Account, all premium payments will receive their applicable interest rate for a three-year period from the date on which the payment was made. At the beginning of the fourth Payment Year, and every Payment Year thereafter, a new interest rate will apply to those premium payments and the prior interest on those payments.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Accounts to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. During the first 7 Policy Years, the maximum amount you are allowed to transfer from each Fixed Account is limited to 25% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary. Thereafter, the maximum amount you are allowed to transfer from each Fixed Account is limited to 50% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary.

          2. The minimum amount that you may transfer from either Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining value in either Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the particular Fixed Account would be less than $500, that amount will be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in either Fixed Account.

     Except as part of an existing request relating to the Traditional Dollar Cost Averaging option, the Interest Sweep option or the DCA Advantage Plan, you may not transfer money into the 1-Year Fixed Account if you made a transfer out of the 1-Year Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.")

     All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Accounts on a FIFO basis (i.e., from any value in the Fixed Accounts attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the 1-Year Fixed Account during the life of the policy).

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy, you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Accounts. However, this guarantee will not apply if you transfer any amount out of the Fixed Accounts (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Accounts, a DCA Advantage Plan Account or the Separate Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Accounts, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Accounts," equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the annual effective rate as stated on the Policy Data Page. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the IRS. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.


     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policy owners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or ("SEP"). Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity", or "Roth IRA". Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.



     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).



     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

TAXATION OF DEATH BENEFITS



     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.


                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS


     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.


     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 7% of all premiums received.


     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all MainStay variable annuities during 2005 to such broker-dealers under such arrangements was 0.08% of premium received on all MainStay variable annuities, equivalent to $8 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of MainStay variable annuities by such firms.


     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.


     The total commission paid for MainStay Plus II policies during the fiscal years ended December 31, 2005, 2004 and 2003 were $242,746, $541,488 and
$967,933, respectively, none of which was retained by NYLIFE Distributors. The policies are sold and premium payments are accepted on a continuous basis.


     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of Policies....................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

   How to obtain a MainStay Plus II Variable Annuity Statement of Additional
                                  Information.

               Call (800) 762-6212 or send this request form to:

                             NYL Annuity Service Center
                             2400 Reliable Parkway
                             Chicago, IL 60686

--------------------------------------------------------------------------------


   Please send me a MainStay Plus II Variable Annuity Statement of Additional
                         Information dated May 1, 2006:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2006

                                      FOR

                       MAINSTAY PLUS II VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current MainStay Plus II Variable Annuity Prospectus. You should read the SAI in conjunction with the current MainStay Plus II Variable Annuity Prospectus dated May 1, 2006. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686. Terms used but not defined in this SAI have the same meaning as in the current MainStay Plus II Variable Annuity Prospectus.


                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
     Valuation of Accumulation Units........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    3
     Tax Status of the Policies.............................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

           (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

           (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor is equal to 1.45% (annualized) of the daily average Variable Accumulation Value. (See "Charges and Deductions--Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.


     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.


     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the IRS notifies NYLIAC that the TIN provided by the recipient is incorrect.


                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.



     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2005 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus Variable Annuity)

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus II Variable Annuity)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 49,059,907      $205,895,682      $313,660,057
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (1,903)          (63,215)         (340,600)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        163,058           693,152           976,686
    Administrative charges..................................         14,382            61,531           110,858
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 33,771,700      $143,750,686      $282,123,950
    Series II Policies......................................        336,243         1,139,179           651,866
    Series III Policies.....................................     11,361,828        46,639,300        20,831,662
    Series IV Policies......................................      3,128,529        13,277,354         8,594,880
    Series V Policies.......................................        282,264           271,265            29,555
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      11.63      $      16.14      $      17.85
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.74      $      13.08      $       6.68
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.59      $      12.80      $       6.09
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.49      $      11.47      $      10.25
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.03      $      11.07      $      12.49
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 41,754,465      $213,679,432      $390,602,739
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE         INCOME &
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $177,005,375      $276,084,420      $192,410,724      $ 22,788,881      $157,135,275      $682,430,229      $ 53,801,482
          981,245                --                --                --                --                --                --
          862,111           (73,266)           17,765           (18,083)          (41,153)         (657,586)           (1,555)

          654,854           870,265           620,902            72,064           536,435         2,232,946           170,723
           53,986            92,832            59,685             6,269            46,522           220,934            16,681
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $104,359,328      $234,430,929      $143,841,405      $ 15,386,574      $105,432,005      $532,635,171      $ 42,000,723
        3,518,853           902,195         1,313,155           187,888         1,062,707         3,071,990           313,600
       41,116,687        30,004,211        34,248,606         5,527,889        37,740,568       105,142,895         8,862,807
       19,247,612         9,394,448        12,115,533         1,574,772        11,974,673        37,289,377         2,369,231
        2,154,168           316,274           229,203            15,342           301,212         1,179,330            66,162
        7,743,243                --                --                --                --                --                --
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $       1.27      $      23.61      $      18.49      $       9.57      $      15.61      $      23.05      $      11.55
     ============      ============      ============      ============      ============      ============      ============
     $       1.04      $       8.22      $      10.42      $       9.14      $      12.38      $      14.57      $       9.52
     ============      ============      ============      ============      ============      ============      ============
     $       1.03      $       8.26      $       9.97      $       9.17      $      12.23      $      14.31      $       9.34
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $      11.68      $      12.28      $      12.15      $      11.08      $      14.65      $      11.85
     ============      ============      ============      ============      ============      ============      ============
     $       0.99      $      13.08      $      13.56      $      15.01      $      10.73      $      15.38      $      13.00
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $177,001,910      $289,646,260      $171,517,003      $ 17,765,406      $164,746,726      $635,321,259      $ 48,480,618
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 92,764,064      $ 78,411,879      $ 75,319,059
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         21,985           (16,773)           (5,207)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        294,373           251,360           237,238
    Administrative charges..................................         27,343            25,990            19,795
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 67,126,914      $ 63,856,345      $ 47,318,127
    Series II Policies......................................        632,642           438,853           312,520
    Series III Policies.....................................     18,508,406        10,732,349        20,574,487
    Series IV Policies......................................      5,810,446         3,000,401         6,824,452
    Series V Policies.......................................        385,925            89,808            27,233
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      19.26      $      12.33      $      14.77
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.72      $       6.88      $      15.89
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      11.75      $       5.87      $      15.27
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      13.91      $       9.87      $      14.96
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.26      $      11.87      $      17.60
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 77,397,650      $ 92,828,900      $ 61,638,358
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH --      TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $104,025,353      $154,742,020      $561,581,558      $ 62,964,973      $205,945,227      $240,088,724       $ 82,633,135
               --                --                --                --                --                --                 --
          (80,262)           (4,158)         (197,466)          (13,897)         (306,672)          (86,212)           (15,978)

          325,569           496,903         1,799,191           199,346           653,960           772,088            253,717
           27,868            40,956           185,919            17,046            71,263            74,972             25,631
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $ 66,802,926      $ 96,021,991      $463,828,913      $ 38,454,183      $179,431,389      $184,371,978       $ 66,236,642
          469,698           714,593         1,577,774           362,681           499,965           935,507            430,119
       26,886,577        43,213,546        72,357,460        16,094,767        18,186,454        42,103,133         12,448,343
        9,387,138        13,990,867        21,289,945         7,744,761         6,487,994        11,565,371          3,089,749
           45,315           259,006           344,890            78,292           307,530           179,463            132,956
               --                --                --                --                --                --                 --
               --                --                --                --                --                --                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $      12.76      $      12.72      $      23.35      $      10.64      $      18.74      $      20.95       $      11.43
     ============      ============      ============      ============      ============      ============       ============
     $      16.26      $      12.59      $       8.83      $      10.89      $       8.60      $      12.20       $       7.99
     ============      ============      ============      ============      ============      ============       ============
     $      12.96      $      12.79      $       8.58      $      10.55      $       8.23      $      11.65       $       7.40
     ============      ============      ============      ============      ============      ============       ============
     $      13.96      $      12.42      $      11.66      $      11.45      $      11.33      $      11.06       $      15.20
     ============      ============      ============      ============      ============      ============       ============
     $      20.06      $      12.42      $      13.82      $      12.68      $      12.74      $      11.89       $      17.75
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $ 72,623,730      $128,913,601      $576,035,568      $ 49,285,771      $222,732,020      $206,982,637       $ 55,614,485
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                                 DREYFUS IP
                                                                                 TECHNOLOGY     FIDELITY(R) VIP
                                                              CALVERT SOCIAL      GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 47,923,443     $ 21,415,786     $427,594,602
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (3,374)         (39,135)         (12,007)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        160,741           72,214        1,343,450
    Administrative charges..................................         13,695            5,767          137,469
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 28,572,390     $ 12,609,367     $346,947,375
    Series II Policies......................................        154,831           90,780        1,588,448
    Series III Policies.....................................     10,765,641        6,397,075       58,804,214
    Series IV Policies......................................      5,074,515        2,156,419       18,029,525
    Series V Policies.......................................        833,235           45,029          732,114
    Series VI Policies......................................      2,345,021               --               --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      18.61     $       8.87     $      24.21
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       9.66     $      10.79     $      12.68
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       9.37     $       8.98     $      12.18
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      12.06     $      10.79     $      14.33
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      13.02     $      14.24     $      16.91
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      11.92     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 45,247,345     $ 20,027,832     $326,535,073
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES                                                                  NEUBERGER
    FIDELITY(R) VIP       SERIES           WORLDWIDE          MFS(R)            MFS(R)                             BERMAN AMT
        EQUITY-         BALANCED--         GROWTH--       INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES       MID-CAP
       INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--           SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------------------------------------------------------------------------------------------------------------------
     $222,654,026      $528,319,246      $211,349,463      $ 28,998,191      $ 37,856,259       $  5,258,102      $  7,045,506
               --                --                --                --                --                 --                --
           26,933          (153,398)          (68,204)            1,385           (32,782)              (221)           (2,153)

          721,053         1,711,097           664,354            95,655           121,501             17,465            24,700
           70,111           179,306            75,346             8,828            12,236              1,064             1,505
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $173,408,665      $438,220,094      $189,175,133      $ 21,375,490      $ 30,730,194       $  2,771,374      $  3,232,873
          661,657         1,885,592           829,250           322,763           245,513             18,874            43,245
       37,734,084        65,609,162        14,689,985         5,818,827         5,561,199          2,246,754         2,913,150
        9,391,632        19,880,733         5,712,744         1,287,020         1,130,720            147,237           710,616
          693,757           679,864           134,447            90,993            22,114             55,113           117,264
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $      18.45      $      21.84      $      15.85      $       9.90      $      10.73       $      13.33      $      10.92
     ============      ============      ============      ============      ============       ============      ============
     $      11.97      $      11.29      $       6.74      $       8.75      $       7.59       $      15.66      $      11.23
     ============      ============      ============      ============      ============       ============      ============
     $      11.78      $      10.62      $       6.18      $       8.60      $       7.26       $      12.50      $      11.28
     ============      ============      ============      ============      ============       ============      ============
     $      12.01      $      11.76      $      10.25      $      11.37      $      11.76       $      20.16      $      15.71
     ============      ============      ============      ============      ============       ============      ============
     $      12.00      $      12.10      $      12.97      $      14.35      $      14.23       $      17.92      $      15.11
     ============      ============      ============      ============      ============       ============      ============
     $         --      $         --      $         --      $         --      $         --       $         --      $         --
     ============      ============      ============      ============      ============       ============      ============
     $193,861,462      $498,837,089      $296,578,598      $ 26,136,041      $ 36,472,534       $  4,204,079      $  5,435,028
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                   ROYCE             ROYCE         T. ROWE PRICE
                                                                 MICRO-CAP         SMALL-CAP       EQUITY INCOME
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  6,744,811       $12,815,034      $221,646,615
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (29,889)           32,017             8,771

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         16,945            35,992           722,124
    Administrative charges..................................          1,277             2,440            62,458
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  1,905,014       $ 4,336,798      $150,116,763
    Series II Policies......................................         46,302         1,260,535         1,231,267
    Series III Policies.....................................      1,554,692         2,400,432        54,289,234
    Series IV Policies......................................      2,259,237         3,127,064        14,572,050
    Series V Policies.......................................         77,177            62,162           661,490
    Series VI Policies......................................        854,278         1,621,628                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
    Series I variable accumulation unit value...............   $      12.16       $     11.18      $      14.22
                                                               ============       ===========      ============
    Series II variable accumulation unit value..............   $      12.27       $     10.56      $      13.54
                                                               ============       ===========      ============
    Series III variable accumulation unit value.............   $      12.04       $     10.83      $      13.25
                                                               ============       ===========      ============
    Series IV variable accumulation unit value..............   $      11.85       $     10.98      $      11.79
                                                               ============       ===========      ============
    Series V variable accumulation unit value...............   $      11.67       $     10.47      $      11.92
                                                               ============       ===========      ============
    Series VI variable accumulation unit value..............   $      11.98       $     10.90      $         --
                                                               ============       ===========      ============
Identified Cost of Investment...............................   $  6,443,805       $12,609,650      $196,865,168
                                                               ============       ===========      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      VAN KAMPEN
                     UIF EMERGING
       VAN ECK          MARKETS
      WORLDWIDE        EQUITY--
     HARD ASSETS        CLASS I
    ------------------------------
    $170,327,270     $ 74,940,221
              --               --
         161,636          (19,164)

         518,092          219,148
          32,318           21,051
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $ 66,110,275     $ 56,637,011
       1,298,921          569,845
      53,056,127       13,590,072
      27,352,178        3,771,899
       1,220,503          112,031
      20,900,492               --
              --               --
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $      23.26     $      16.76
    ============     ============
    $      23.01     $      12.07
    ============     ============
    $      23.29     $      14.00
    ============     ============
    $      22.00     $      18.60
    ============     ============
    $      27.62     $      23.75
    ============     ============
    $      24.36     $         --
    ============     ============
    $119,506,296     $ 46,620,412
    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--       BASIC VALUE--        BOND--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 81,825,349      $ 24,169,055      $ 76,509,099
  Dividends due and accrued.................................         96,250                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        317,388            78,039           134,119

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        241,925            85,850           273,003
    Administrative charges..................................         16,329             5,036            15,042
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 27,375,101      $  4,281,113      $ 11,333,924
    Series II Policies......................................      1,466,699            36,507           349,469
    Series III Policies.....................................     19,146,045         7,357,066        24,636,791
    Series IV Policies......................................     13,880,881         7,259,124        23,265,702
    Series V Policies.......................................      1,509,254           686,469         2,429,381
    Series VI Policies......................................     13,374,529         4,535,929        14,339,906
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................      5,228,224                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      10.46      $      12.87      $      10.20
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.41      $      10.53      $      10.06
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.44      $      12.78      $      10.15
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      10.45      $      12.82      $      10.19
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      10.46      $      12.62      $      10.02
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      10.43      $      12.73      $      10.11
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 81,081,473      $ 22,130,149      $ 79,144,415
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                      MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     HIGH YIELD
       CAPITAL          COMMON        MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP      CORPORATE
    APPRECIATION--      STOCK--      CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--       BOND--
    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------
     $ 51,690,436    $ 41,681,437    $ 83,766,114    $ 18,422,894    $ 76,882,001    $ 49,631,115    $351,331,531
               --              --              --              --         325,052              --              --
            1,192          67,510          39,575              53         901,022          58,757         105,553

          182,814         142,489         293,902          62,515         219,426         173,771       1,250,657
            8,907           8,386          16,314           3,465          16,881          10,039          68,630
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $  9,594,784    $  7,103,733    $ 13,293,396    $  3,145,316    $ 13,618,532    $  8,798,502    $ 50,261,988
           77,634          33,994         358,304          44,763       4,001,279         316,141       2,500,242
       17,835,412      12,796,123      25,859,522       6,080,662      13,041,020      16,242,978     117,497,618
       11,770,676      14,034,301      25,646,646       5,606,087      10,795,736      14,766,154     103,495,512
          553,991         308,682       1,607,688         231,816       1,686,072       1,257,180      11,657,106
       11,667,410       7,321,239      16,729,917       3,248,323      11,829,168       8,125,107      64,705,331
               --              --              --              --      22,899,961              --              --
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $      12.17    $      13.17    $      12.03    $      13.34    $      10.10    $       9.97    $      12.81
     ============    ============    ============    ============    ============    ============    ============
     $      10.98    $      10.54    $      10.58    $      11.00    $      10.14    $      10.06    $      10.29
     ============    ============    ============    ============    ============    ============    ============
     $      12.25    $      13.04    $      12.02    $      13.11    $      10.08    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $      12.16    $      13.15    $      11.96    $      13.31    $      10.09    $       9.97    $      12.86
     ============    ============    ============    ============    ============    ============    ============
     $      11.88    $      12.96    $      11.84    $      12.97    $      10.25    $       9.87    $      12.64
     ============    ============    ============    ============    ============    ============    ============
     $      12.06    $      13.05    $      11.79    $      13.40    $      10.13    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $ 46,024,801    $ 37,381,753    $ 77,578,688    $ 15,709,016    $ 77,009,369    $ 51,066,128    $360,315,923
     ============    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 27,395,207      $ 85,247,790      $ 19,596,318
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         29,694           122,744            14,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         94,537           287,940            67,114
    Administrative charges..................................          4,707            15,321             3,533
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  3,829,561      $ 12,520,066      $  3,045,034
    Series II Policies......................................        310,841           626,480            72,184
    Series III Policies.....................................      8,050,629        26,887,095         6,796,580
    Series IV Policies......................................      7,627,748        26,068,776         5,526,240
    Series V Policies.......................................        552,730         1,608,744           453,458
    Series VI Policies......................................      6,954,148        17,356,112         3,646,750
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      12.64      $      14.39      $      10.96
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.43      $      10.82      $      11.32
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      12.94      $      14.11      $      10.89
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      12.91      $      14.21      $      10.93
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      12.67      $      13.71      $      10.53
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      12.73      $      13.85      $      10.84
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 25,490,064      $ 79,383,369      $ 18,574,207
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 74,383,390      $110,170,465      $127,138,046      $184,176,804      $ 67,484,046      $ 43,048,603      $ 69,912,425
               --                --                --                --                --                --                --
          138,091           139,905            14,530           104,830            28,163             6,848            73,890

          247,228           367,832           429,581           639,848           223,814           152,976           243,433
           12,450            19,416            22,045            35,620            12,910             7,635            12,392
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $ 11,966,432      $ 18,596,697      $ 18,099,226      $ 32,437,702      $ 12,418,812      $  7,819,616      $ 11,721,930
          348,531           598,003           521,964           621,377           214,803            14,371           191,402
       21,986,643        33,555,489        41,553,891        63,956,765        20,401,042        16,289,549        24,078,920
       19,680,258        30,962,180        38,107,424        51,107,688        20,161,253        10,004,303        18,870,450
        1,543,013         1,474,911         1,914,914         4,000,231           986,421           636,114           729,354
       18,736,926        24,735,842        26,503,531        31,482,403        13,093,154         8,130,887        14,138,434
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $      16.17      $      16.77      $      13.94      $      12.61      $      13.48      $      11.76      $      13.21
     ============      ============      ============      ============      ============      ============      ============
     $      11.60      $      11.78      $      10.69      $      10.55      $      10.53      $      10.57      $      10.65
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      16.35      $      14.03      $      12.49      $      13.52      $      11.69      $      13.08
     ============      ============      ============      ============      ============      ============      ============
     $      16.05      $      16.42      $      13.92      $      12.59      $      13.21      $      11.88      $      13.39
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      15.98      $      13.71      $      12.48      $      12.78      $      11.48      $      13.02
     ============      ============      ============      ============      ============      ============      ============
     $      15.83      $      16.62      $      13.81      $      12.50      $      13.36      $      11.49      $      13.09
     ============      ============      ============      ============      ============      ============      ============
     $ 69,140,181      $ 88,030,137      $120,704,086      $168,627,971      $ 61,779,273      $ 40,088,353      $ 63,165,584
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                 COLONIAL SMALL
                                                               ALGER AMERICAN       CAP VALUE        DREYFUS IP
                                                                   SMALL         FUND, VARIABLE      TECHNOLOGY
                                                              CAPITALIZATION--      SERIES--          GROWTH--
                                                               CLASS S SHARES        CLASS B       SERVICE SHARES
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 32,714,051      $ 21,643,346      $ 22,209,267
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          10,557            93,684            37,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         103,833            64,526            76,489
    Administrative charges..................................           6,304             4,615             4,788
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $  5,850,344      $  7,797,754      $  4,703,461
    Series II Policies......................................         130,387           274,056            61,347
    Series III Policies.....................................       9,679,862         4,868,494         6,984,999
    Series IV Policies......................................      10,949,350         5,433,351         7,046,820
    Series V Policies.......................................         456,539           249,889           263,484
    Series VI Policies......................................       5,547,989         3,044,345         3,105,454
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      16.04      $      11.03      $      11.87
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      11.95      $      10.66      $      11.00
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      15.95      $      10.97      $      11.73
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      15.95      $      10.96      $      11.77
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      15.63      $      10.90      $      11.64
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      15.90      $      10.92      $      11.67
                                                                ============      ============      ============
Identified Cost of Investment...............................    $ 27,005,071      $ 20,583,813      $ 20,882,985
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              JANUS ASPEN
                      FIDELITY(R) VIP                       JANUS ASPEN         SERIES            MFS(R)            MFS(R)
    FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP       SERIES           WORLDWIDE      INVESTORS TRUST      RESEARCH
    CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--          SERIES--
    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $172,167,967      $106,391,242      $150,972,196      $ 85,948,146      $ 25,950,662      $  5,465,127      $  7,549,495
               --                --                --                --                --                --                --
          359,241           213,720            49,106            54,116           (28,510)            1,275              (485)

          573,999           371,091           490,697           302,274            88,909            18,848            26,030
           33,287            20,707            33,879            18,240             5,395             1,208             1,481
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $ 27,416,415      $ 17,710,260      $ 57,754,330      $ 14,525,945      $  5,145,390      $  1,150,504      $  1,486,326
        1,178,571           660,931           567,890           567,860            84,576             1,314            55,274
       48,984,269        32,145,536        38,490,574        25,740,324         8,306,247         1,403,581         2,038,432
       55,870,894        30,272,949        30,427,907        27,775,069         7,855,270         1,768,866         2,182,092
        4,331,899         3,530,183         2,204,927         2,225,679           435,803           106,968            44,197
       34,137,874        21,893,305        21,051,098        14,846,871         4,000,562         1,015,113         1,715,178
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $      15.27      $      13.16      $      16.12      $      11.92      $      12.37      $      12.56      $      13.33
     ============      ============      ============      ============      ============      ============      ============
     $      11.79      $      10.56      $      14.50      $      10.84      $      10.43      $      10.73      $      10.77
     ============      ============      ============      ============      ============      ============      ============
     $      15.08      $      12.94      $      16.00      $      11.93      $      12.23      $      12.60      $      13.18
     ============      ============      ============      ============      ============      ============      ============
     $      15.42      $      13.09      $      16.31      $      11.91      $      12.27      $      12.68      $      12.99
     ============      ============      ============      ============      ============      ============      ============
     $      14.86      $      13.06      $      15.27      $      11.80      $      12.03      $      12.52      $      13.24
     ============      ============      ============      ============      ============      ============      ============
     $      14.91      $      12.98      $      16.23      $      11.83      $      11.97      $      12.49      $      13.36
     ============      ============      ============      ============      ============      ============      ============
     $142,104,087      $ 98,462,941      $122,891,803      $ 78,614,331      $ 23,936,951      $  4,863,017      $  6,621,372
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                    NEUBERGER
                                                                                   BERMAN AMT
                                                              MFS(R) UTILITIES       MID-CAP        T. ROWE PRICE
                                                                  SERIES--          GROWTH--        EQUITY INCOME
                                                               SERVICE CLASS         CLASS S        PORTFOLIO--II
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $187,180,391      $ 11,472,684      $137,755,789
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (179,241)          (13,864)          206,236

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         585,739            36,994           470,366
    Administrative charges..................................          37,645             2,507            26,791
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $ 69,366,129      $  3,298,199      $ 18,924,727
    Series II Policies......................................       1,821,615            28,880           903,146
    Series III Policies.....................................      44,611,948         2,766,283        38,632,193
    Series IV Policies......................................      34,325,323         3,082,785        45,332,159
    Series V Policies.......................................       2,109,935           356,342         4,635,809
    Series VI Policies......................................      34,142,816         1,886,830        29,036,834
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      15.94      $      13.96      $      12.94
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      14.29      $      11.92      $      10.55
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      16.73      $      14.00      $      12.85
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      16.85      $      14.47      $      12.96
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      16.78      $      14.11      $      12.75
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      16.65      $      14.15      $      12.81
                                                                ============      ============      ============
Identified Cost of Investment...............................    $168,004,514      $  9,816,015      $133,565,294
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      VAN KAMPEN
     UIF EMERGING       VICTORY VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
     $ 40,486,926      $ 16,358,177
               --                --
          (20,993)            9,103

          125,486            53,000
            7,111             3,720
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $  6,717,254      $  5,801,803
          183,390           135,870
       11,562,283         2,706,099
       12,712,311         4,210,040
          461,929           259,915
        8,696,169         3,196,833
               --                --
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $      21.93      $      12.00
     ============      ============
     $      14.06      $      10.67
     ============      ============
     $      21.04      $      11.85
     ============      ============
     $      21.82      $      11.68
     ============      ============
     $      16.74      $      11.58
     ============      ============
     $      21.05      $      11.82
     ============      ============
     $ 30,975,874      $ 15,013,116
     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    452,313      $  6,650,506      $      13,459
  Mortality and expense risk charges........................       (676,991)       (2,931,075)        (4,147,381)
  Administrative charges....................................        (59,220)         (260,569)          (470,693)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (283,898)        3,458,862         (4,604,615)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,794,448        38,684,217         85,727,609
  Cost of investments sold..................................     (9,017,887)      (38,900,330)      (133,918,769)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        776,561          (216,113)       (48,191,160)
  Realized gain distribution received.......................        503,260                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        863,698        (1,695,916)        72,597,965
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      2,143,519        (1,912,029)        24,406,805
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,859,621      $  1,546,833      $  19,802,190
                                                               ============      ============      =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    612,433      $  1,487,302      $       2,711
  Mortality and expense risk charges........................       (726,684)       (1,114,571)        (1,060,640)
  Administrative charges....................................        (71,644)         (102,519)          (109,428)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (185,895)          270,212         (1,167,357)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,809,805         8,363,959         22,713,498
  Cost of investments sold..................................     (9,554,800)       (6,005,684)       (39,042,491)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        255,005         2,358,275        (16,328,993)
  Realized gain distribution received.......................             --         3,681,742                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,660,168          (764,727)        18,950,222
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      1,915,173         5,275,290          2,621,229
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,729,278      $  5,545,502      $   1,453,872
                                                               ============      ============      =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $   5,628,195     $  2,711,592      $  2,890,845      $         --      $  4,994,173      $  40,040,954
        (2,661,509)      (3,692,281)       (2,607,274)         (322,567)       (2,312,401)        (9,531,999)
          (219,184)        (393,936)         (249,463)          (29,255)         (199,812)          (938,714)
     -------------     ------------      ------------      ------------      ------------      -------------
         2,747,502       (1,374,625)           34,108          (351,822)        2,481,960         29,570,241
     -------------     ------------      ------------      ------------      ------------      -------------
       165,574,601       61,302,204        41,316,004        12,233,801        43,694,047        181,004,362
      (165,579,463)     (77,243,645)      (43,002,874)      (13,961,200)      (44,699,591)      (172,772,172)
     -------------     ------------      ------------      ------------      ------------      -------------
            (4,862)     (15,941,441)       (1,686,870)       (1,727,399)       (1,005,544)         8,232,190
                --        3,255,411                --                --                --                 --
             8,706       30,393,360        10,790,693         3,790,843            86,507        (28,361,830)
     -------------     ------------      ------------      ------------      ------------      -------------
             3,844       17,707,330         9,103,823         2,063,444          (919,037)       (20,129,640)
     -------------     ------------      ------------      ------------      ------------      -------------
     $   2,751,346     $ 16,332,705      $  9,137,931      $  1,711,622      $  1,562,923      $   9,440,601
     =============     ============      ============      ============      ============      =============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $     390,484     $         --      $  1,170,500      $  6,543,652      $         --      $   3,089,949
          (895,010)      (1,230,357)       (2,082,542)       (7,558,945)         (884,933)        (2,820,720)
           (75,106)        (104,856)         (171,729)         (784,946)          (75,155)          (306,966)
     -------------     ------------      ------------      ------------      ------------      -------------
          (579,632)      (1,335,213)       (1,083,771)       (1,800,239)         (960,088)           (37,737)
     -------------     ------------      ------------      ------------      ------------      -------------
        11,432,662       15,220,474        24,441,970       107,744,323        16,334,361         56,068,072
        (7,594,283)      (9,950,189)      (18,415,065)     (108,754,617)      (13,050,688)       (62,789,786)
     -------------     ------------      ------------      ------------      ------------      -------------
         3,838,379        5,270,285         6,026,905        (1,010,294)        3,283,673         (6,721,714)
         7,002,952           46,664         7,012,295                --         1,083,460                 --
        (1,167,102)       9,254,799        (5,750,830)       20,347,951        (2,119,612)        16,998,498
     -------------     ------------      ------------      ------------      ------------      -------------
         9,674,229       14,571,748         7,288,370        19,337,657         2,247,521         10,276,784
     -------------     ------------      ------------      ------------      ------------      -------------
     $   9,094,597     $ 13,236,535      $  6,204,599      $ 17,537,418      $  1,287,433      $  10,239,047
     =============     ============      ============      ============      ============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                     ALGER
                                                                                    AMERICAN
                                                                MAINSTAY VP          SMALL             AMSOUTH
                                                                  VALUE--       CAPITALIZATION--      ENHANCED
                                                               INITIAL CLASS     CLASS O SHARES      MARKET FUND
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  2,831,495       $         --      $     32,813
  Mortality and expense risk charges........................     (3,215,694)        (1,005,097)          (40,501)
  Administrative charges....................................       (315,473)          (101,204)               --
                                                               ------------       ------------      ------------
      Net investment income (loss)..........................       (699,672)        (1,106,301)           (7,688)
                                                               ------------       ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     40,701,543         13,523,626         3,324,952
  Cost of investments sold..................................    (40,417,499)       (10,008,611)       (2,869,633)
                                                               ------------       ------------      ------------
      Net realized gain (loss) on investments...............        284,044          3,515,015           455,319
  Realized gain distribution received.......................             --                 --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     11,731,742          8,459,154          (409,546)
                                                               ------------       ------------      ------------
      Net gain (loss) on investments........................     12,015,786         11,974,169            45,773
                                                               ------------       ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 11,316,114       $ 10,867,868      $     38,085
                                                               ============       ============      ============

                                                                JANUS ASPEN
                                                                  SERIES            MFS(R)
                                                                 WORLDWIDE         INVESTORS          MFS(R)
                                                                 GROWTH--            TRUST           RESEARCH
                                                               INSTITUTIONAL       SERIES--          SERIES--
                                                                  SHARES         INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  3,008,104      $    167,335      $    190,190
  Mortality and expense risk charges........................     (2,848,935)         (394,067)         (509,787)
  Administrative charges....................................       (323,310)          (36,555)          (50,900)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (164,141)         (263,287)         (370,497)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     57,793,068         5,948,655         9,037,315
  Cost of investments sold..................................   (105,254,106)       (6,450,480)      (11,921,440)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............    (47,461,038)         (501,825)       (2,884,125)
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     55,854,111         2,374,310         5,529,916
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      8,393,073         1,872,485         2,645,791
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  8,228,932      $  1,609,198      $  2,275,294
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                                                  TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        AMSOUTH        AMSOUTH        CALVERT        GROWTH--           VIP            EQUITY-       BALANCED--
    INTERNATIONAL    LARGE CAP       MID CAP         SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
     EQUITY FUND        FUND           FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    ---------------------------------------------------------------------------------------------------------------------------
    $    186,232    $     9,616    $   116,596    $   846,374    $        --     $  1,152,504     $  3,805,219    $ 12,218,432
         (10,551)       (59,029)       (28,310)      (641,440)      (303,627)      (5,131,537)      (2,975,680)     (7,111,503)
              --             --             --        (55,241)       (24,104)        (527,256)        (289,386)       (744,562)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         175,681        (49,413)        88,286        149,693       (327,731)      (4,506,289)         540,153       4,362,367
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         869,163      4,787,003      2,327,365      7,539,500      8,990,454       37,022,405       35,321,230     116,566,866
        (810,518)    (4,388,258)    (1,900,805)    (7,972,443)    (8,282,005)     (31,261,478)     (36,356,861)   (126,532,496)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
          58,645        398,745        426,560       (432,943)       708,449        5,760,927       (1,035,631)     (9,965,630)
              --             --             --             --             --           72,032        8,362,088              --
        (207,355)      (465,126)      (434,969)     2,181,162       (279,258)      56,261,941        1,357,195      38,444,038
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
        (148,710)       (66,381)        (8,409)     1,748,219        429,191       62,094,900        8,683,652      28,478,408
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
    $     26,971    $  (115,794)   $    79,877    $ 1,897,912    $   101,460     $ 57,588,611     $  9,223,805    $ 32,840,775
    =============   ============   ============   ============   ============   ===============   =============   =============

                     NEUBERGER                                                                  VAN KAMPEN
                       BERMAN                                      T. ROWE                         UIF
       MFS(R)           AMT                                         PRICE         VAN ECK        EMERGING
      UTILITIES       MID-CAP         ROYCE          ROYCE          EQUITY       WORLDWIDE       MARKETS
      SERIES--        GROWTH--      MICRO-CAP      SMALL-CAP        INCOME          HARD         EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO(A)   PORTFOLIO(B)    PORTFOLIO        ASSETS        CLASS I
    -------------------------------------------------------------------------------------------------------
    $     26,248    $        --    $    28,938    $        --    $ 3,450,116    $   194,470    $   223,856
         (67,195)      (103,142)       (25,476)       (48,653)    (2,917,250)    (1,394,133)      (749,103)
          (3,989)        (6,315)        (1,933)        (3,308)      (252,337)       (87,066)       (73,716)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         (44,936)      (109,457)         1,529        (51,961)       280,529     (1,286,729)      (598,963)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
       1,798,962      2,934,371        237,220        480,237     20,176,482      6,384,407      6,231,798
      (1,115,786)    (2,263,904)      (207,317)      (452,669)   (17,129,628)    (3,357,863)    (5,802,964)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         683,176        670,467         29,903         27,568      3,046,854      3,026,544        428,834
              --             --         87,431        119,725     10,428,146             --             --
          44,140        221,889        301,006        205,383     (8,300,049)    40,533,605     17,119,388
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         727,316        892,356        418,340        352,676      5,174,951     43,560,149     17,548,222
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
    $    682,380    $   782,899    $   419,869    $   300,715    $ 5,455,480    $42,273,420    $16,949,259
    ============    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
                                                                 BALANCED--       BASIC VALUE--        BOND--
                                                              SERVICE CLASS(C)    SERVICE CLASS     SERVICE CLASS
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $    582,205      $    179,825      $  2,345,711
  Mortality and expense risk charges........................        (413,777)         (321,329)         (983,574)
  Administrative charges....................................         (29,239)          (18,390)          (53,551)
                                                                ------------      ------------      ------------
      Net investment income (loss)..........................         139,189          (159,894)        1,308,586
                                                                ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       1,690,352         2,951,809         4,804,047
  Cost of investments sold..................................      (1,629,836)       (2,536,291)       (5,026,232)
                                                                ------------      ------------      ------------
      Net realized gain (loss) on investments...............          60,516           415,518          (222,185)
  Realized gain distribution received.......................         307,826           248,847                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         743,875           352,700          (861,807)
                                                                ------------      ------------      ------------
      Net gain (loss) on investments........................       1,112,217         1,017,065        (1,083,992)
                                                                ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  1,251,406      $    857,171      $    224,594
                                                                ============      ============      ============

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE         INCOME &        INTERNATIONAL
                                                                  BOND--           GROWTH--          EQUITY--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 20,058,035      $    269,263      $  1,248,700
  Mortality and expense risk charges........................     (4,495,628)         (333,707)         (936,932)
  Administrative charges....................................       (246,077)          (17,048)          (49,182)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................     15,316,330           (81,492)          262,586
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     24,903,474         1,756,853         2,442,112
  Cost of investments sold..................................    (23,247,782)       (1,440,983)       (1,832,156)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      1,655,692           315,870           609,956
  Realized gain distribution received.......................             --                --         3,389,246
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (12,821,049)          556,727           196,131
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................    (11,165,357)          872,597         4,195,333
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  4,150,973      $    791,105      $  4,457,919
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL           COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--        STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(D)    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------
     $         --      $    340,293      $  1,113,721      $         --       $  1,378,410      $  1,495,656
         (685,254)         (521,642)       (1,100,527)         (227,075)          (409,328)         (626,639)
          (33,417)          (30,056)          (60,546)          (12,421)           (33,810)          (36,004)
     ------------      ------------      ------------      ------------       ------------      ------------
         (718,671)         (211,405)          (47,352)         (239,496)           935,272           833,013
     ------------      ------------      ------------      ------------       ------------      ------------
        5,310,515         2,481,393         7,430,580         1,894,822          4,118,295         5,830,908
       (4,722,762)       (2,025,833)       (6,710,583)       (1,702,893)        (4,096,780)       (5,938,311)
     ------------      ------------      ------------      ------------       ------------      ------------
          587,753           455,560           719,997           191,929             21,515          (107,403)
               --           493,112                --                --                 --                --
        3,242,014         1,488,272         3,107,701         1,769,139           (127,369)         (518,091)
     ------------      ------------      ------------      ------------       ------------      ------------
        3,829,767         2,436,944         3,827,698         1,961,068           (105,854)         (625,494)
     ------------      ------------      ------------      ------------       ------------      ------------
     $  3,111,096      $  2,225,539      $  3,780,346      $  1,721,572       $    829,418      $    207,519
     ============      ============      ============      ============       ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP
       GROWTH--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------
     $         --      $    256,880      $         --      $    716,270      $  1,841,868      $         --
         (246,972)         (796,323)       (1,226,216)       (1,519,985)       (2,306,660)         (849,708)
          (12,985)          (40,533)          (64,989)          (76,085)         (127,095)          (47,863)
     ------------      ------------      ------------      ------------      ------------      ------------
         (259,957)         (579,976)       (1,291,205)         (879,800)         (591,887)         (897,571)
     ------------      ------------      ------------      ------------      ------------      ------------
        2,987,427         2,789,163         5,855,005         5,477,632         7,256,795         3,642,834
       (2,957,736)       (1,965,139)       (4,376,708)       (4,173,743)       (6,076,304)       (3,065,990)
     ------------      ------------      ------------      ------------      ------------      ------------
           29,691           824,024         1,478,297         1,303,889         1,180,491           576,844
               --         6,927,919            49,674         5,776,211                --         1,166,930
          727,614           195,435        12,066,986        (1,999,269)        4,864,030           771,281
     ------------      ------------      ------------      ------------      ------------      ------------
          757,305         7,947,378        13,594,957         5,080,831         6,044,521         2,515,055
     ------------      ------------      ------------      ------------      ------------      ------------
     $    497,348      $  7,367,402      $ 12,303,752      $  4,201,031      $  5,452,634      $  1,617,484
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                                       ALGER
                                                                MAINSTAY VP                           AMERICAN
                                                                   TOTAL          MAINSTAY VP          SMALL
                                                                 RETURN--           VALUE--       CAPITALIZATION--
                                                               SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    570,269      $    708,756       $         --
  Mortality and expense risk charges........................       (575,086)         (877,888)          (340,936)
  Administrative charges....................................        (28,561)          (44,787)           (20,496)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................        (33,378)         (213,919)          (361,432)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      4,043,448         3,236,340          1,973,286
  Cost of investments sold..................................     (3,690,710)       (2,615,692)        (1,564,554)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............        352,738           620,648            408,732
  Realized gain distribution received.......................             --                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,529,908         2,289,382          3,567,754
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................      1,882,646         2,910,030          3,976,486
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,849,268      $  2,696,111       $  3,615,054
                                                               ============      ============       ============

                                                                JANUS ASPEN         MFS(R)
                                                                  SERIES           INVESTORS          MFS(R)
                                                                 WORLDWIDE           TRUST           RESEARCH
                                                                 GROWTH--          SERIES--          SERIES--
                                                              SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    287,033      $     13,376      $     17,610
  Mortality and expense risk charges........................       (325,090)          (64,874)          (90,204)
  Administrative charges....................................        (19,213)           (4,141)           (5,214)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        (57,270)          (55,639)          (77,808)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      2,339,443           683,302           948,701
  Cost of investments sold..................................     (2,070,916)         (586,229)         (759,185)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        268,527            97,073           189,516
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        817,774           231,446           307,341
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      1,086,301           328,519           496,857
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,029,031      $    272,880      $    419,049
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       COLONIAL
       SMALL CAP
      VALUE FUND,       DREYFUS IP        FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       JANUS ASPEN
       VARIABLE         TECHNOLOGY            VIP               VIP               VIP             SERIES
       SERIES--          GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------------------------------------------------------------------------------------------------
     $         --      $         --      $    123,044      $  1,061,991      $         --      $  1,657,400
         (152,384)         (284,066)       (1,810,068)       (1,292,459)       (1,589,714)       (1,098,697)
          (11,047)          (17,101)         (102,657)          (70,414)         (109,668)          (64,851)
     ------------      ------------      ------------      ------------      ------------      ------------
         (163,431)         (301,167)       (1,789,681)         (300,882)       (1,699,382)          493,852
     ------------      ------------      ------------      ------------      ------------      ------------
          950,992         3,705,315         2,998,703         4,355,846         6,926,329         8,317,302
         (936,962)       (3,684,261)       (2,193,364)       (3,675,275)       (5,158,585)       (7,352,934)
     ------------      ------------      ------------      ------------      ------------      ------------
           14,030            21,054           805,339           680,571         1,767,744           964,368
           30,073                --            17,578         2,625,478         1,421,216                --
        1,058,486           779,153        20,024,706         1,271,030        17,696,876         3,401,174
     ------------      ------------      ------------      ------------      ------------      ------------
        1,102,589           800,207        20,847,623         4,577,079        20,885,836         4,365,542
     ------------      ------------      ------------      ------------      ------------      ------------
     $    939,158      $    499,040      $ 19,057,942      $  4,276,197      $ 19,186,454      $  4,859,394
     ============      ============      ============      ============      ============      ============

                         NEUBERGER
        MFS(R)          BERMAN AMT                           VAN KAMPEN        VICTORY VIF
       UTILITIES          MID-CAP        T. ROWE PRICE      UIF EMERGING       DIVERSIFIED
       SERIES--          GROWTH--        EQUITY INCOME    MARKETS EQUITY--       STOCK--
     SERVICE CLASS        CLASS S        PORTFOLIO--II        CLASS II       CLASS A SHARES
    ----------------------------------------------------------------------------------------
     $    429,108      $         --      $  1,593,065       $     84,491      $      8,446
       (1,567,797)         (119,601)       (1,616,344)          (344,382)         (157,671)
         (102,120)           (7,951)          (88,795)           (19,632)          (10,976)
     ------------      ------------      ------------       ------------      ------------
       (1,240,809)         (127,552)         (112,074)          (279,523)         (160,201)
     ------------      ------------      ------------       ------------      ------------
        7,176,681         1,211,444         3,900,130          2,067,427         1,366,301
       (5,830,739)       (1,017,234)       (3,903,990)        (1,595,031)       (1,251,443)
     ------------      ------------      ------------       ------------      ------------
        1,345,942           194,210            (3,860)           472,396           114,858
               --                --         6,095,020                 --                --
       15,148,472         1,031,216        (2,958,572)         7,406,751         1,027,657
     ------------      ------------      ------------       ------------      ------------
       16,494,414         1,225,426         3,132,588          7,879,147         1,142,515
     ------------      ------------      ------------       ------------      ------------
     $ 15,253,605      $  1,097,874      $  3,020,514       $  7,599,624      $    982,314
     ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2005
and December 31, 2004

                                                               MAINSTAY VP                   MAINSTAY VP
                                                              BASIC VALUE--                    BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (283,898)  $   (260,322)  $  3,458,862   $  4,750,511
    Net realized gain (loss) on investments..........       776,561          4,473       (216,113)     2,421,189
    Realized gain distribution received..............       503,260             --             --      2,530,840
    Change in unrealized appreciation (depreciation)
      on investments.................................       863,698      5,051,499     (1,695,916)    (3,418,356)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,859,621      4,795,650      1,546,833      6,284,184
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       506,712        747,857      2,767,660      3,862,802
    Policyowners' surrenders.........................    (4,722,273)    (3,498,688)   (22,404,095)   (20,826,615)
    Policyowners' annuity and death benefits.........      (488,878)      (560,862)    (2,569,686)    (2,721,983)
    Net transfers from (to) Fixed Account............         9,742        540,957       (796,623)    (3,943,016)
    Transfers between Investment Divisions...........    (2,700,125)     2,808,990     (8,794,964)   (27,712,958)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (7,394,822)        38,254    (31,797,708)   (51,341,770)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         3,152         (8,129)       (10,951)       (32,400)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (5,532,049)     4,825,775    (30,261,826)   (45,089,986)
NET ASSETS:
    Beginning of year................................    54,412,613     49,586,838    235,339,610    280,429,596
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 48,880,564   $ 54,412,613   $205,077,784   $235,339,610
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   DEVELOPING
                                                              CONVERTIBLE--                   GROWTH--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     34,108   $    918,126   $   (351,822)  $   (455,324)
    Net realized gain (loss) on investments..........    (1,686,870)    (4,615,441)    (1,727,399)    (1,142,594)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,790,693     12,994,494      3,790,843      2,701,305
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     9,137,931      9,297,179      1,711,622      1,103,387
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,628,185      4,036,622        280,649        344,461
    Policyowners' surrenders.........................   (16,215,627)   (15,568,502)    (2,287,383)    (2,377,746)
    Policyowners' annuity and death benefits.........    (2,571,424)    (1,843,014)      (131,140)      (212,455)
    Net transfers from (to) Fixed Account............      (905,067)      (774,552)       (73,264)       124,265
    Transfers between Investment Divisions...........   (19,430,358)      (752,012)    (2,154,394)      (299,255)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --     (6,299,024)            --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (36,494,291)   (14,901,458)   (10,664,556)    (2,420,730)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (9,556)       (38,270)         3,738         (4,558)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (27,365,916)    (5,642,549)    (8,949,196)    (1,321,901)
NET ASSETS:
    Beginning of year................................   219,113,818    224,756,367     31,641,661     32,963,562
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $191,747,902   $219,113,818   $ 22,692,465   $ 31,641,661
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                                                 MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------
    $ (4,604,615)  $ (4,552,244)  $  2,747,502   $ (1,458,785)  $ (1,374,625)  $   (193,100)
     (48,191,160)   (32,043,224)        (4,862)        (7,839)   (15,941,441)   (12,888,862)
              --             --             --             --      3,255,411             --
      72,597,965     45,162,339          8,706          2,072     30,393,360     40,339,057
    ------------   ------------   ------------   ------------   ------------   ------------
      19,802,190      8,566,871      2,751,346     (1,464,552)    16,332,705     27,257,095
    ------------   ------------   ------------   ------------   ------------   ------------
       4,838,691      6,782,048     69,148,697     82,832,764      3,306,612      4,323,036
     (37,549,052)   (33,824,586)   (43,058,610)   (44,058,355)   (29,657,868)   (24,094,330)
      (3,323,314)    (3,445,882)    (2,321,489)    (2,952,212)    (3,045,310)    (2,678,850)
      (2,035,435)    (1,179,606)    (4,002,426)   (24,138,819)    (1,552,624)        83,844
     (41,427,718)   (18,542,200)   (43,289,968)   (50,611,299)   (24,334,703)   (10,804,572)
    ------------   ------------   ------------   ------------   ------------   ------------
     (79,496,828)   (50,210,226)   (23,523,796)   (38,927,921)   (55,283,893)   (33,170,872)
    ------------   ------------   ------------   ------------   ------------   ------------
          29,814         (5,445)       (16,484)        (5,488)        23,174        (53,926)
    ------------   ------------   ------------   ------------   ------------   ------------
     (59,664,824)   (41,648,800)   (20,788,934)   (40,397,961)   (38,928,014)    (5,967,703)
     371,896,737    413,545,537    198,928,825    239,326,786    313,976,071    319,943,774
    ------------   ------------   ------------   ------------   ------------   ------------
    $312,231,913   $371,896,737   $178,139,891   $198,928,825   $275,048,057   $313,976,071
    ============   ============   ============   ============   ============   ============

                                          MAINSTAY VP
            MAINSTAY VP                    HIGH YIELD                    MAINSTAY VP
           GOVERNMENT--                 CORPORATE BOND--              INCOME & GROWTH--
           INITIAL CLASS                 INITIAL CLASS                  INITIAL CLASS
    ---------------------------   ----------------------------   ---------------------------
        2005           2004           2005            2004           2005           2004
    ----------------------------------------------------------------------------------------
    $  2,481,960   $  4,787,316   $  29,570,241   $ 42,308,686   $   (185,895)  $    166,828
      (1,005,544)        51,695       8,232,190    (11,306,892)       255,005       (191,872)
              --             --              --             --             --             --
          86,507       (895,837)    (28,361,830)    48,866,587      1,660,168      5,821,819
    ------------   ------------   -------------   ------------   ------------   ------------
       1,562,923      3,943,174       9,440,601     79,868,381      1,729,278      5,796,775
    ------------   ------------   -------------   ------------   ------------   ------------
       2,902,927      3,702,340      10,129,502     14,408,799        392,060        638,424
     (20,442,818)   (19,351,263)    (86,023,535)   (67,593,230)    (6,494,075)    (4,035,637)
      (2,682,549)    (3,331,558)    (11,158,796)    (7,783,342)      (571,081)      (460,829)
      (2,633,041)    (5,722,334)    (11,459,191)    (2,295,955)       (66,616)       257,545
     (11,771,469)   (39,390,063)    (28,971,902)     2,365,345        706,090      1,778,082
              --             --              --             --             --             --
    ------------   ------------   -------------   ------------   ------------   ------------
     (34,626,950)   (64,092,878)   (127,483,922)   (60,898,383)    (6,033,622)    (1,822,415)
    ------------   ------------   -------------   ------------   ------------   ------------
         (10,821)       (21,311)        (14,787)      (308,374)         7,591        (12,618)
    ------------   ------------   -------------   ------------   ------------   ------------
     (33,074,848)   (60,171,015)   (118,058,108)    18,661,624     (4,296,753)     3,961,742
     189,586,013    249,757,028     797,376,871    778,715,247     57,909,276     53,947,534
    ------------   ------------   -------------   ------------   ------------   ------------
    $156,511,165   $189,586,013   $ 679,318,763   $797,376,871   $ 53,612,523   $ 57,909,276
    ============   ============   =============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MAINSTAY VP                  MAINSTAY VP
                                                        INTERNATIONAL EQUITY--         LARGE CAP GROWTH--
                                                             INITIAL CLASS                INITIAL CLASS
                                                       -------------------------   ---------------------------
                                                          2005          2004           2005           2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   270,212   $  (221,628)  $ (1,167,357)  $ (1,266,866)
    Net realized gain (loss) on investments..........    2,358,275     1,419,563    (16,328,993)   (13,644,070)
    Realized gain distribution received..............    3,681,742            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (764,727)    8,352,821     18,950,222      9,803,326
                                                       -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    5,545,502     9,550,756      1,453,872     (5,107,610)
                                                       -----------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,917,215     1,460,935        914,134      1,709,414
    Policyowners' surrenders.........................   (8,000,808)   (3,884,069)    (7,272,141)    (7,391,220)
    Policyowners' annuity and death benefits.........     (445,609)     (579,519)      (982,585)    (1,077,715)
    Net transfers from (to) Fixed Account............      665,771       725,855       (555,475)       (66,344)
    Transfers between Investment Divisions...........   19,123,371    17,168,964    (12,179,379)    (9,295,560)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --            --             --             --
                                                       -----------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   13,259,940    14,892,166    (20,075,446)   (16,121,425)
                                                       -----------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          602       (26,834)        17,467         12,190
                                                       -----------   -----------   ------------   ------------
        Increase (decrease) in net assets............   18,806,044    24,416,088    (18,604,107)   (21,216,845)
NET ASSETS:
    Beginning of year................................   73,658,289    49,242,201     96,721,863    117,938,708
                                                       -----------   -----------   ------------   ------------
    End of year......................................  $92,464,333   $73,658,289   $ 78,117,756   $ 96,721,863
                                                       ===========   ===========   ============   ============

                                                              MAINSTAY VP
                                                               SMALL CAP                    MAINSTAY VP
                                                                GROWTH--                  TOTAL RETURN--
                                                             INITIAL CLASS                 INITIAL CLASS
                                                       --------------------------   ---------------------------
                                                           2005          2004           2005           2004
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (960,088)  $  (989,709)  $    (37,737)  $    540,473
    Net realized gain (loss) on investments..........     3,283,673     1,633,362     (6,721,714)    (2,943,135)
    Realized gain distribution received..............     1,083,460            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (2,119,612)    4,351,673     16,998,498     13,900,293
                                                       ------------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,287,433     4,995,326     10,239,047     11,497,631
                                                       ------------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,108,204     1,675,404      2,552,720      3,452,132
    Policyowners' surrenders.........................    (5,137,868)   (3,436,078)   (30,123,612)   (21,938,731)
    Policyowners' annuity and death benefits.........      (391,002)     (864,063)    (3,343,692)    (3,153,638)
    Net transfers from (to) Fixed Account............       375,477     1,132,036     (1,654,552)    (1,026,343)
    Transfers between Investment Divisions...........    (2,200,900)    2,943,652    (19,082,381)    (6,771,325)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....    (4,948,545)           --             --             --
                                                       ------------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   (11,194,634)    1,450,951    (51,651,517)   (29,437,905)
                                                       ------------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        19,452       (14,327)         7,119        (30,966)
                                                       ------------   -----------   ------------   ------------
        Increase (decrease) in net assets............    (9,887,749)    6,431,950    (41,405,351)   (17,971,240)
NET ASSETS:
    Beginning of year................................    72,622,433    66,190,483    246,318,683    264,289,923
                                                       ------------   -----------   ------------   ------------
    End of year......................................  $ 62,734,684   $72,622,433   $204,913,332   $246,318,683
                                                       ============   ===========   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                     MAINSTAY VP                   MAINSTAY VP
              CORE--                       GROWTH--                   MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (579,632)  $   (431,017)  $ (1,335,213)  $ (1,044,492)  $ (1,083,771)  $   (649,357)  $ (1,800,239)  $    592,787
       3,838,379        719,947      5,270,285      1,456,805      6,026,905        675,617     (1,010,294)    (1,077,273)
       7,002,952      1,246,778         46,664             --      7,012,295      1,246,854             --             --
      (1,167,102)     8,003,511      9,254,799     13,683,264     (5,750,830)    17,701,449     20,347,951     53,483,871
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,094,597      9,539,219     13,236,535     14,095,577      6,204,599     18,974,563     17,537,418     52,999,385
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,268,988      1,178,876      1,864,870      1,865,232      3,226,840      2,879,275      7,188,277      9,465,336
      (5,401,662)    (2,455,224)    (7,285,424)    (6,610,016)   (11,828,393)    (6,774,051)   (63,609,591)   (50,784,682)
        (226,874)      (230,851)      (528,759)      (744,734)      (965,803)      (675,900)    (5,791,448)    (5,238,699)
         604,095        616,720      1,367,766      1,652,851      1,462,021      1,470,263     (2,485,152)     1,154,429
      14,535,227     11,381,654     15,974,697     13,843,206     17,514,850     20,340,993    (27,840,457)      (508,570)
      (4,959,503)            --     (5,586,771)            --     (6,187,149)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,820,271     10,491,175      5,806,379     10,006,539      3,222,366     17,240,580    (92,538,371)   (45,912,186)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (7,245)       (25,793)        (5,325)       (29,628)        13,109        (56,292)        62,908        (95,632)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      14,907,623     20,004,601     19,037,589     24,072,488      9,440,074     36,158,851    (74,938,045)     6,991,567
      60,149,196     40,144,595     84,554,065     60,481,577    144,759,929    108,601,078    634,337,027    627,345,460
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 75,056,819   $ 60,149,196   $103,591,654   $ 84,554,065   $154,200,003   $144,759,929   $559,398,982   $634,337,027
    ============   ============   ============   ============   ============   ============   ============   ============

                                             ALGER
                                           AMERICAN
            MAINSTAY VP                      SMALL                        AMSOUTH                       AMSOUTH
              VALUE--                  CAPITALIZATION--                  ENHANCED                    INTERNATIONAL
           INITIAL CLASS                CLASS O SHARES                  MARKET FUND                   EQUITY FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (699,672)  $   (763,344)  $ (1,106,301)  $ (1,083,462)  $     (7,688)  $    (18,709)  $    175,681   $     (9,443)
         284,044     (1,453,022)     3,515,015      1,102,016        455,319         10,889         58,645         18,561
              --             --             --             --             --             --             --             --
      11,731,742     25,508,177      8,459,154     10,278,565       (409,546)       242,581       (207,355)       129,837
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      11,316,114     23,291,811     10,867,868     10,297,119         38,085        234,761         26,971        138,955
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,394,043      4,357,551        984,077      1,294,475        132,029        125,515           (478)        42,878
     (23,882,645)   (20,331,298)    (7,610,087)    (5,742,240)      (287,011)      (263,165)       (20,031)       (28,904)
      (2,496,604)    (2,286,653)      (445,682)      (627,422)       (60,327)        (5,652)       (12,167)            --
        (334,376)       987,792       (374,466)        14,609        206,152        411,920         57,693        203,946
      (7,636,148)     1,332,931     (1,099,152)     1,537,648     (3,020,357)       (59,649)      (804,983)         2,235
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (30,955,730)   (15,939,677)    (8,545,310)    (3,522,930)    (3,029,514)       208,969       (779,966)       220,155
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          13,269        (47,800)        (8,684)       (33,722)           391           (442)         1,006           (430)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (19,626,347)     7,304,334      2,313,874      6,740,467     (2,991,038)       443,288       (751,989)       358,680
     258,781,799    251,477,465     80,023,935     73,283,468      2,991,038      2,547,750        751,989        393,309
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $239,155,452   $258,781,799   $ 82,337,809   $ 80,023,935   $         --   $  2,991,038   $         --   $    751,989
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004


                                                                       AMSOUTH                        AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $     (49,413)  $    (53,985)  $     88,286   $    (26,687)
    Net realized gain (loss) on investments................        398,745          6,159        426,560         (2,620)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (465,126)       202,593       (434,969)       257,002
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (115,794)       154,767         79,877        227,695
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        147,893        198,977         16,300         51,416
    Policyowners' surrenders...............................       (326,496)      (304,428)      (123,822)      (128,719)
    Policyowners' annuity and death benefits...............        (92,979)       (23,711)       (64,050)       (21,436)
    Net transfers from (to) Fixed Account..................        197,162        590,151        108,226        229,951
    Transfers between Investment Divisions.................     (4,267,422)      (182,393)    (1,984,053)       110,755
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................     (4,341,842)       278,596     (2,047,399)       241,967
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            699            (48)           765           (663)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................     (4,456,937)       433,315     (1,966,757)       468,999
NET ASSETS:
    Beginning of year......................................      4,456,937      4,023,622      1,966,757      1,497,758
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $          --   $  4,456,937   $         --   $  1,966,757
                                                             =============   ============   ============   ============

                                                                     JANUS ASPEN                    JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $   4,362,367   $  4,722,954   $   (164,141)  $ (1,151,856)
    Net realized gain (loss) on investments................     (9,965,630)    (4,474,341)   (47,461,038)   (18,343,813)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................     38,444,038     40,046,366     55,854,111     26,904,789
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     32,840,775     40,294,979      8,228,932      7,409,120
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      6,104,824      8,466,524      2,980,888      4,116,985
    Policyowners' surrenders...............................    (57,130,712)   (47,771,158)   (23,957,775)   (21,215,237)
    Policyowners' annuity and death benefits...............     (6,334,256)    (6,407,812)    (2,266,780)    (2,288,198)
    Net transfers from (to) Fixed Account..................     (3,937,485)    (1,642,095)    (1,415,857)    (1,090,554)
    Transfers between Investment Divisions.................    (44,943,210)   (38,084,883)   (28,747,501)   (24,714,699)
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................   (106,240,839)   (85,439,424)   (53,407,025)   (45,191,703)
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................        (14,360)      (115,991)        22,190        (65,371)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................    (73,414,424)   (45,260,436)   (45,155,903)   (37,847,954)
NET ASSETS:
    Beginning of year......................................    599,689,869    644,950,305    255,697,462    293,545,416
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $ 526,275,445   $599,689,869   $210,541,559   $255,697,462
                                                             =============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $   149,693   $   149,618   $  (327,731)  $  (433,994)  $ (4,506,289)  $ (3,890,857)  $    540,153   $    236,947
       (432,943)     (673,123)      708,449     1,836,787      5,760,927      3,499,702     (1,035,631)      (359,754)
             --            --            --            --         72,032             --      8,362,088        843,888
      2,181,162     3,444,066      (279,258)   (2,247,143)    56,261,941     47,628,975      1,357,195     21,258,222
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,897,912     2,920,561       101,460      (844,350)    57,588,611     47,237,820      9,223,805     21,979,303
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      3,073,475     5,912,310       342,122       861,314      5,131,927      4,866,868      2,701,403      3,534,145
     (3,805,836)   (2,557,405)   (1,895,663)   (1,883,394)   (39,677,875)   (27,630,497)   (24,841,947)   (18,372,755)
       (527,515)     (313,320)     (100,315)     (139,715)    (3,216,888)    (3,331,670)    (2,318,177)    (3,457,556)
        926,146     1,320,941        42,936       273,926          5,656      1,051,962       (758,111)       519,114
     (1,401,315)    1,261,938    (4,882,662)   (1,419,495)    21,844,670     15,267,034     (2,063,781)    10,275,155
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (1,735,045)    5,624,464    (6,493,582)   (2,307,364)   (15,912,510)    (9,776,303)   (27,280,613)    (7,501,897)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (174)       (7,095)        6,563          (203)       (68,665)      (124,058)        17,767        (39,953)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        162,693     8,537,930    (6,385,559)   (3,151,917)    41,607,436     37,337,459    (18,039,041)    14,437,453
     47,582,940    39,045,010    27,684,229    30,836,146    384,494,240    347,156,781    239,928,836    225,491,383
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,745,633   $47,582,940   $21,298,670   $27,684,229   $426,101,676   $384,494,240   $221,889,795   $239,928,836
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $  (263,287)  $  (253,140)  $  (370,497)  $  (142,608)  $    (44,936)  $     (4,978)  $   (109,457)  $   (115,589)
       (501,825)     (688,954)   (2,884,125)   (3,662,424)       683,176        176,638        670,467        553,477
             --            --            --            --             --             --             --             --
      2,374,310     3,857,911     5,529,916     9,204,880         44,140        618,262        221,889        547,732
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,609,198     2,915,817     2,275,294     5,399,848        682,380        789,922        782,899        985,620
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        196,926       417,932       427,047       613,330          3,363           (847)        15,804        108,516
     (2,935,120)   (2,042,135)   (3,652,448)   (3,025,238)      (447,168)      (413,819)      (930,037)      (771,094)
       (275,666)     (393,162)     (497,283)     (454,115)       (83,132)        (8,802)       (63,167)       (21,737)
       (169,638)      167,795      (352,831)       71,907          6,645         77,535         48,691        145,863
     (1,633,353)     (972,112)   (3,057,098)     (959,730)     1,132,778      1,360,445     (1,004,540)      (586,920)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (4,816,851)   (2,821,682)   (7,132,613)   (3,753,846)       612,486      1,014,512     (1,933,249)    (1,125,372)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (735)       (7,188)           33       (15,568)        (1,017)        (2,284)            25         (3,450)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (3,208,388)       86,947    (4,857,286)    1,630,434      1,293,849      1,802,150     (1,150,325)      (143,202)
     32,103,481    32,016,534    42,547,026    40,916,592      3,945,503      2,143,353      8,167,473      8,310,675
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $28,895,093   $32,103,481   $37,689,740   $42,547,026   $  5,239,352   $  3,945,503   $  7,017,148   $  8,167,473
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                           ROYCE          ROYCE              T. ROWE PRICE
                                                         MICRO-CAP      SMALL-CAP                EQUITY
                                                         PORTFOLIO      PORTFOLIO           INCOME PORTFOLIO
                                                         ----------    -----------    ----------------------------
                                                          2005(a)        2005(b)          2005            2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $   1,529     $   (51,961)   $    280,529    $    279,178
    Net realized gain (loss) on investments..........       29,903          27,568       3,046,854       1,590,010
    Realized gain distribution received..............       87,431         119,725      10,428,146       4,468,125
    Change in unrealized appreciation (depreciation)
      on investments.................................      301,006         205,383      (8,300,049)     17,740,392
                                                         ----------    -----------    ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations..............................      419,869         300,715       5,455,480      24,077,705
                                                         ----------    -----------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,090,666       4,835,240       3,234,095       3,035,824
    Policyowners' surrenders.........................      (71,899)       (139,836)    (18,779,481)    (12,445,881)
    Policyowners' annuity and death benefits.........           --          (8,085)     (1,603,019)     (1,401,414)
    Net transfers from (to) Fixed Account............      538,556         755,429       1,601,514       2,335,449
    Transfers between Investment Divisions...........    2,720,035       7,065,329      20,577,880      22,298,176
                                                         ----------    -----------    ------------    ------------
      Net contributions and (withdrawals)............    6,277,358      12,508,077       5,030,989      13,822,154
                                                         ----------    -----------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (527)           (173)         22,332         (51,858)
                                                         ----------    -----------    ------------    ------------
        Increase (decrease) in net assets............    6,696,700      12,808,619      10,508,801      37,848,001
NET ASSETS:
    Beginning of year................................           --              --     210,362,003     172,514,002
                                                         ----------    -----------    ------------    ------------
    End of year......................................    $6,696,700    $12,808,619    $220,870,804    $210,362,003
                                                         ==========    ===========    ============    ============

                                                                   VAN ECK                      VAN KAMPEN
                                                                  WORLDWIDE                    UIF EMERGING
                                                                    HARD                     MARKETS EQUITY--
                                                                   ASSETS                        CLASS I
                                                         ---------------------------    --------------------------
                                                             2005           2004           2005           2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $ (1,286,729)   $  (355,555)   $  (598,963)   $  (323,589)
    Net realized gain (loss) on investments..........       3,026,544        891,456        428,834     (2,237,707)
    Realized gain distribution received..............              --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      40,533,605      6,253,833     17,119,388     10,682,534
                                                         ------------    -----------    -----------    -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      42,273,420      6,789,734     16,949,259      8,121,238
                                                         ------------    -----------    -----------    -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      27,532,054     11,138,000        992,832        756,714
    Policyowners' surrenders.........................      (6,170,999)    (1,729,565)    (4,322,313)    (3,406,142)
    Policyowners' annuity and death benefits.........        (665,627)      (175,456)      (341,883)      (470,417)
    Net transfers from (to) Fixed Account............       7,877,285      2,669,176        553,977        311,044
    Transfers between Investment Divisions...........      51,392,846     11,071,374     12,581,674      2,549,112
                                                         ------------    -----------    -----------    -----------
      Net contributions and (withdrawals)............      79,965,559     22,973,529      9,464,287       (259,689)
                                                         ------------    -----------    -----------    -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (89,805)       (21,840)       (23,644)       (30,453)
                                                         ------------    -----------    -----------    -----------
        Increase (decrease) in net assets............     122,149,174     29,741,423     26,389,902      7,831,096
NET ASSETS:
    Beginning of year................................      47,789,322     18,047,899     48,290,956     40,459,860
                                                         ------------    -----------    -----------    -----------
    End of year......................................    $169,938,496    $47,789,322    $74,680,858    $48,290,956
                                                         ============    ===========    ===========    ===========

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2005
and December 31, 2004

                                                        MAINSTAY VP                    MAINSTAY VP
                                                        BALANCED--                    BASIC VALUE--
                                                       SERVICE CLASS                  SERVICE CLASS
                                                       -------------         -------------------------------
                                                          2005(C)               2005               2004(E)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $   139,189          $  (159,894)        $   (67,395)
    Net realized gain (loss) on investments..........        60,516              415,518             241,967
    Realized gain distribution received..............       307,826              248,847                  --
    Change in unrealized appreciation (depreciation)
      on investments.................................       743,875              352,700           1,279,898
                                                        -----------          -----------         -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,251,406              857,171           1,454,470
                                                        -----------          -----------         -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    27,013,045            4,149,122          10,037,234
    Policyowners' surrenders.........................    (1,212,614)            (959,099)           (541,140)
    Policyowners' annuity and death benefits.........       (51,998)            (102,098)            (16,205)
    Net transfers from (to) Fixed Account............    10,080,984            1,343,499           2,129,230
    Transfers between Investment Divisions...........    39,900,659             (983,522)          1,081,684
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     5,000,000                   --                  --
                                                        -----------          -----------         -----------
      Net contributions and (withdrawals)............    80,730,076            3,447,902          12,690,803
                                                        -----------          -----------         -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (749)                 760              (1,895)
                                                        -----------          -----------         -----------
        Increase (decrease) in net assets............    81,980,733            4,305,833          14,143,378
NET ASSETS:
    Beginning of year................................            --           19,850,375           5,706,997
                                                        -----------          -----------         -----------
    End of year......................................   $81,980,733          $24,156,208         $19,850,375
                                                        ===========          ===========         ===========

                                                                MAINSTAY VP                    MAINSTAY VP
                                                            DEVELOPING GROWTH--              FLOATING RATE--
                                                               SERVICE CLASS                  SERVICE CLASS
                                                       ------------------------------        ---------------
                                                          2005              2004(E)              2005(D)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (239,496)       $  (137,361)         $   935,272
    Net realized gain (loss) on investments..........      191,929             73,680               21,515
    Realized gain distribution received..............           --                 --                   --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,769,139            782,042             (127,369)
                                                       -----------        -----------          -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,721,572            718,361              829,418
                                                       -----------        -----------          -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    4,012,815          7,124,597           26,320,010
    Policyowners' surrenders.........................     (643,530)          (309,470)          (1,146,772)
    Policyowners' annuity and death benefits.........      (58,254)           (22,050)             (41,230)
    Net transfers from (to) Fixed Account............      712,355          1,528,709            7,173,211
    Transfers between Investment Divisions...........     (817,964)           152,924           22,239,455
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --                 --           22,500,000
                                                       -----------        -----------          -----------
      Net contributions and (withdrawals)............    3,205,422          8,474,710           77,044,674
                                                       -----------        -----------          -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (376)            (1,318)              (2,324)
                                                       -----------        -----------          -----------
        Increase (decrease) in net assets............    4,926,618          9,191,753           77,871,768
NET ASSETS:
    Beginning of year................................   13,430,349          4,238,596                   --
                                                       -----------        -----------          -----------
    End of year......................................  $18,356,967        $13,430,349          $77,871,768
                                                       ===========        ===========          ===========

Not all investment divisions are available under all policies.
(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.
(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MainStay VP                  MainStay VP                  MAINSTAY VP                 MAINSTAY VP
             Bond--               Capital Appreciation--           COMMON STOCK--               CONVERTIBLE--
          Service Class                Service Class                SERVICE CLASS               SERVICE CLASS
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $ 1,308,586   $ 1,263,428   $   (718,671)  $   (436,405)  $  (211,405)  $    31,617   $   (47,352)  $   453,711
       (222,185)     (120,641)       587,753        138,540       455,560       104,390       719,997       181,638
             --       583,451             --             --       493,112            --            --            --
       (861,807)     (806,292)     3,242,014      1,516,420     1,488,272     2,151,066     3,107,701     2,142,049
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        224,594       919,946      3,111,096      1,218,555     2,225,539     2,287,073     3,780,346     2,777,398
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     20,677,920    28,326,752      9,222,902     23,617,625     8,746,610    15,004,613    14,819,794    32,545,228
     (3,051,666)   (1,630,614)    (2,266,097)      (923,834)   (1,383,666)     (661,788)   (3,036,382)   (1,718,393)
       (443,548)     (229,185)      (213,149)       (48,557)      (59,276)      (13,750)     (531,969)      (90,073)
      5,064,033     8,056,169      1,807,299      5,080,974     2,215,010     3,151,764     5,511,448    11,513,571
       (495,886)       55,370     (3,504,257)      (492,509)     (674,975)      965,360    (4,754,399)       73,250
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,750,853    34,578,492      5,046,698     27,233,699     8,843,703    18,446,199    12,008,492    42,323,583
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,494)       (4,791)         2,222            (40)        1,282        (3,291)       (5,538)       (7,685)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,972,953    35,493,647      8,160,016     28,452,214    11,070,524    20,729,981    15,783,300    45,093,296
     54,382,220    18,888,573     43,339,891     14,887,677    30,527,548     9,797,567    67,712,173    22,618,877
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $76,355,173   $54,382,220   $ 51,499,907   $ 43,339,891   $41,598,072   $30,527,548   $83,495,473   $67,712,173
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

                                        MainStay VP
           MainStay VP                  High Yield                   MainStay VP                 MainStay VP
          Government--               Corporate Bond--             Income & Growth--        International Equity--
          Service Class                Service Class                Service Class               Service Class
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $   833,013   $ 1,024,910   $ 15,316,330   $ 13,913,633   $   (81,492)  $   108,061   $   262,586   $   (43,116)
       (107,403)     (128,103)     1,655,692        361,833       315,870        86,092       609,956        95,246
             --            --             --             --            --            --     3,389,246            --
       (518,091)     (455,402)   (12,821,049)     4,263,691       556,727     1,079,250       196,131     4,938,118
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        207,519       441,405      4,150,973     18,539,157       791,105     1,273,403     4,457,919     4,990,248
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,346,884    19,050,338    105,292,069    135,148,403     7,218,166     9,312,918    27,433,954    23,853,952
     (2,177,410)   (1,380,706)   (13,390,923)    (5,501,123)   (1,126,645)     (422,105)   (2,052,895)     (710,428)
       (282,116)      (49,221)    (2,288,734)      (646,595)     (128,740)      (30,053)     (475,687)     (128,863)
      4,616,652     4,873,982     22,835,470     24,002,067     3,219,377     2,302,058     6,842,420     5,109,965
     (1,924,506)     (316,483)   (20,282,240)     5,903,008       636,212       326,344     4,093,676     3,086,439
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,579,504    22,177,910     92,165,642    158,905,760     9,818,370    11,489,162    35,841,468    31,211,065
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,008)       (2,564)       (11,440)       (58,909)        2,088        (1,969)       (1,709)      (12,377)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,785,015    22,616,751     96,305,175    177,386,008    10,611,563    12,760,596    40,297,678    36,188,936
     35,721,047    13,104,296    253,812,622     76,426,614    16,714,094     3,953,498    44,769,595     8,580,659
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $49,506,062   $35,721,047   $350,117,797   $253,812,622   $27,325,657   $16,714,094   $85,067,273   $44,769,595
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MainStay VP                 MainStay VP
                                                          Large Cap Growth--            Mid Cap Core--
                                                             Service Class               Service Class
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (259,957)  $  (190,563)  $  (579,976)  $  (217,792)
    Net realized gain (loss) on investments..........       29,691        16,757       824,024       120,785
    Realized gain distribution received..............           --            --     6,927,919       774,026
    Change in unrealized appreciation (depreciation)
      on investments.................................      727,614      (106,780)      195,435     4,387,762
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      497,348      (280,586)    7,367,402     5,064,781
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,987,436     9,002,711    20,930,769    18,091,012
    Policyowners' surrenders.........................     (779,103)     (607,575)   (2,059,284)     (727,901)
    Policyowners' annuity and death benefits.........     (160,302)      (45,733)     (688,829)      (47,234)
    Net transfers from (to) Fixed Account............    1,058,069     2,292,436     5,105,394     4,277,750
    Transfers between Investment Divisions...........   (1,576,678)     (966,782)    6,048,873     2,489,388
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    2,529,422     9,675,057    29,336,923    24,083,015
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        2,749         1,502        (8,082)      (11,921)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    3,029,519     9,395,973    36,696,243    29,135,875
NET ASSETS:
    Beginning of year................................   16,510,727     7,114,754    37,565,560     8,429,685
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $19,540,246   $16,510,727   $74,261,803   $37,565,560
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (33,378)  $   135,182   $  (213,919)  $   (43,521)
    Net realized gain (loss) on investments..........      352,738       154,606       620,648       309,475
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,529,908     1,111,906     2,289,382     3,379,065
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,849,268     1,401,694     2,696,111     3,645,019
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    8,878,845    17,926,443    15,172,383    25,919,825
    Policyowners' surrenders.........................   (1,821,281)     (884,719)   (2,350,138)     (974,606)
    Policyowners' annuity and death benefits.........     (122,041)      (28,772)     (270,747)      (10,553)
    Net transfers from (to) Fixed Account............    2,334,240     4,809,650     3,803,296     6,144,530
    Transfers between Investment Divisions...........   (2,428,851)     (704,132)       91,286     1,352,930
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    6,840,912    21,118,470    16,446,080    32,432,126
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          345        (2,608)        2,085        (5,918)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    8,690,525    22,517,556    19,144,276    36,071,227
NET ASSETS:
    Beginning of year................................   34,204,315    11,686,759    50,586,214    14,514,987
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $42,894,840   $34,204,315   $69,730,490   $50,586,214
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP
         MID CAP GROWTH--             MID CAP VALUE--               S&P 500 INDEX--            SMALL CAP GROWTH--
          SERVICE CLASS                SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS
    --------------------------   --------------------------   ---------------------------   -------------------------
        2005         2004(e)         2005         2004(e)         2005         2004(e)         2005         2004(e)
    -----------------------------------------------------------------------------------------------------------------
    $ (1,291,205)  $  (575,564)  $   (879,800)  $  (173,943)  $   (591,887)  $    471,681   $  (897,571)  $  (487,206)
       1,478,297       677,570      1,303,889       140,015      1,180,491        272,518       576,844       212,295
          49,674            --      5,776,211       614,383             --             --     1,166,930            --
      12,066,986     9,017,157     (1,999,269)    7,035,664      4,864,030      8,340,201       771,281     4,008,944
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      12,303,752     9,119,163      4,201,031     7,616,119      5,452,634      9,084,400     1,617,484     3,734,033
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      29,662,492    29,060,538     40,062,950    34,795,764     44,159,025     70,753,569    16,593,575    26,608,690
      (3,136,101)   (1,306,305)    (3,835,441)   (1,361,139)    (5,910,120)    (3,005,687)   (2,068,567)   (1,423,298)
        (327,561)     (142,289)      (381,359)      (47,597)      (782,201)      (268,779)     (364,896)      (91,716)
       5,408,415     6,356,741     11,498,158     8,978,905     12,064,774     15,775,645     3,394,355     6,127,312
       5,234,721     1,974,479      3,667,262     4,910,904     (4,203,026)     2,375,002    (1,230,278)      753,456
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      36,841,966    35,943,164     51,011,570    47,276,837     45,328,452     85,629,750    16,324,189    31,974,444
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
          (8,924)      (16,684)         6,653       (18,810)        10,467        (11,840)       13,980        (7,084)
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      49,136,794    45,045,643     55,219,254    54,874,146     50,791,553     94,702,310    17,955,653    35,701,393
      60,786,328    15,740,685     71,481,696    16,607,550    132,814,613     38,112,303    49,319,832    13,618,439
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
    $109,923,122   $60,786,328   $126,700,950   $71,481,696   $183,606,166   $132,814,613   $67,275,485   $49,319,832
    ============   ===========   ============   ===========   ============   ============   ===========   ===========

                                     Colonial Small
      Alger American Small          Cap Value Fund,          Dreyfus IP Technology          Fidelity(R) VIP
        Capitalization--           Variable Series--               Growth--                 CONTRAFUND(R)--
         Class S Shares                 Class B                 Service Shares              SERVICE CLASS 2
    -------------------------   ------------------------   -------------------------   --------------------------
       2005         2004(e)        2005        2004(f)        2005         2004(e)         2005         2004(e)
    -------------------------------------------------------------------------------------------------------------
    $  (361,432)  $  (165,727)  $  (163,431)  $    3,033   $  (301,167)  $  (226,976)  $ (1,789,681)  $  (709,526)
        408,732       118,747        14,030          203        21,054       113,983        805,339       113,070
             --            --        30,073       27,573            --            --         17,578            --
      3,567,754     1,876,029     1,058,486        1,048       779,153        80,024     20,024,706     8,705,990
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      3,615,054     1,829,049       939,158       31,857       499,040       (32,969)    19,057,942     8,109,534
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      8,942,206     9,106,509     8,920,496      817,168     4,545,221    10,108,446     50,357,609    44,851,838
       (990,842)     (401,534)     (329,847)         (24)     (992,000)     (584,616)    (4,079,261)   (1,456,588)
        (38,847)      (13,407)      (23,212)          --       (48,211)      (23,572)      (693,129)     (134,820)
      1,679,703     1,847,356     1,952,669       49,822       970,095     2,146,155     12,356,894    10,791,287
      1,114,522     1,575,086     8,661,121      650,198    (2,261,557)     (358,894)     8,543,713     5,045,675
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     10,706,742    12,114,010    19,181,227    1,517,164     2,213,548    11,287,519     66,485,826    59,097,392
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
         (4,299)       (4,150)       (1,498)         (19)        3,777           354        (28,651)      (17,820)
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     14,317,497    13,938,909    20,118,887    1,549,002     2,716,365    11,254,904     85,515,117    67,189,106
     18,296,974     4,358,065     1,549,002           --    19,449,200     8,194,296     86,404,805    19,215,699
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
    $32,614,471   $18,296,974   $21,667,889   $1,549,002   $22,165,565   $19,449,200   $171,919,922   $86,404,805
    ===========   ===========   ===========   ==========   ===========   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                            FIDELITY(R) VIP              FIDELITY(R) VIP
                                                            EQUITY-INCOME--                 MID CAP--
                                                            SERVICE CLASS 2              SERVICE CLASS 2
                                                       --------------------------   --------------------------
                                                           2005         2004(e)         2005          2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (300,882)  $  (320,657)  $ (1,699,382)  $  (484,984)
    Net realized gain (loss) on investments..........       680,571       157,958      1,767,744       176,170
    Realized gain distribution received..............     2,625,478        83,974      1,421,216            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,271,030     5,156,865     17,696,876    10,086,422
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,276,197     5,078,140     19,186,454     9,777,608
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    28,787,807    37,912,960     28,868,064    27,676,531
    Policyowners' surrenders.........................    (3,389,737)   (1,455,786)    (5,769,740)   (1,346,299)
    Policyowners' annuity and death benefits.........      (441,233)      (85,116)      (662,133)     (169,701)
    Net transfers from (to) Fixed Account............     8,175,528     7,529,061      8,167,408     5,792,542
    Transfers between Investment Divisions...........      (354,091)    2,936,845     26,584,995    27,377,145
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............    32,778,274    46,837,964     57,188,594    59,330,218
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         1,936        (7,101)       (29,927)      (20,415)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............    37,056,407    51,909,003     76,345,121    69,087,411
NET ASSETS:
    Beginning of year................................    69,156,757    17,247,754     74,151,605     5,064,194
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $106,213,164   $69,156,757   $150,496,726   $74,151,605
                                                       ============   ===========   ============   ===========

                                                                 MFS(R)                NEUBERGER BERMAN AMT
                                                           UTILITIES SERIES--            MID-CAP GROWTH--
                                                             SERVICE CLASS                   CLASS S
                                                       --------------------------   --------------------------
                                                           2005         2004(g)         2005         2004(e)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,240,809)  $  (118,759)  $   (127,552)  $   (42,285)
    Net realized gain (loss) on investments..........     1,345,942        32,251        194,210        44,444
    Realized gain distribution received..............            --            --             --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    15,148,472     4,016,228      1,031,216       597,813
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    15,253,605     3,929,720      1,097,874       599,972
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    50,779,985    12,619,966      2,931,211     3,566,648
    Policyowners' surrenders.........................    (5,952,786)     (357,193)      (386,653)      (84,158)
    Policyowners' annuity and death benefits.........      (405,223)      (49,452)       (51,635)           --
    Net transfers from (to) Fixed Account............    14,126,974     2,379,686        612,913       730,692
    Transfers between Investment Divisions...........    72,684,839    21,241,132      1,432,364       453,983
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............   131,233,789    35,834,139      4,538,200     4,667,165
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (24,394)       (6,965)          (832)       (1,508)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............   146,463,000    39,756,894      5,635,242     5,265,629
NET ASSETS:
    Beginning of year................................    39,914,766       157,872      5,784,077       518,448
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $186,377,766   $39,914,766   $ 11,419,319   $ 5,784,077
                                                       ============   ===========   ============   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       Janus Aspen Series          Janus Aspen Series          MFS(R) INVESTORS               MFS(R)
           Balanced--              Worldwide Growth--           TRUST SERIES--           RESEARCH SERIES--
         Service Shares              Service Shares              SERVICE CLASS             SERVICE CLASS
    -------------------------   -------------------------   -----------------------   -----------------------
       2005         2004(e)        2005         2004(e)        2005       2004(e)        2005       2004(e)
    ---------------------------------------------------------------------------------------------------------
    $   493,852   $   583,599   $   (57,270)  $   (54,547)  $  (55,639)  $  (26,813)  $  (77,808)  $  (25,827)
        964,368       147,574       268,527       115,752       97,073       25,554      189,516       37,936
             --            --            --            --           --           --           --           --
      3,401,174     3,015,545       817,774       643,853      231,446      301,264      307,341      501,466
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
      4,859,394     3,746,718     1,029,031       705,058      272,880      300,005      419,049      513,575
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     18,494,217    29,613,727     5,609,822    10,432,636    1,418,895    1,826,405    1,998,126    2,116,731
     (3,402,173)   (1,721,304)   (1,142,893)     (553,518)    (311,090)    (107,551)    (252,805)    (144,050)
     (1,069,747)     (171,981)     (259,249)       (6,553)      (5,043)      (5,251)     (17,585)      (4,190)
      5,685,563     8,893,450     1,265,928     2,295,374      373,941      478,904      458,324      538,998
     (3,935,060)       66,432      (999,603)      282,848       74,354       11,871     (115,428)     238,485
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     15,772,800    36,680,324     4,474,005    12,450,787    1,551,057    2,204,378    2,070,632    2,745,974
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
         (4,496)       (8,595)        1,214        (2,741)        (352)        (579)        (360)      (1,179)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     20,627,698    40,418,447     5,504,250    13,153,104    1,823,585    2,503,804    2,489,321    3,258,370
     65,054,050    24,635,603    20,323,598     7,170,494    3,622,761    1,118,957    5,032,178    1,773,808
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
    $85,681,748   $65,054,050   $25,827,848   $20,323,598   $5,446,346   $3,622,761   $7,521,499   $5,032,178
    ===========   ===========   ===========   ===========   ==========   ==========   ==========   ==========

                                      Van Kampen UIF               Victory VIF
          T. Rowe Price                  Emerging                  Diversified
          Equity Income              Markets Equity--                Stock--
          Portfolio--II                  Class II                 Class A Shares
    --------------------------   -------------------------   ------------------------
        2005         2004(e)        2005         2004(e)        2005        2004(h)
    ---------------------------------------------------------------------------------
    $   (112,074)  $    33,866   $  (279,523)  $   (65,856)  $  (160,201)  $    3,493
          (3,860)     (129,339)      472,396       202,906       114,858       18,027
       6,095,020     1,456,677            --            --            --           --
      (2,958,572)    5,825,328     7,406,751     1,869,318     1,027,657      317,404
    ------------   -----------   -----------   -----------   -----------   ----------
       3,020,514     7,186,532     7,599,624     2,006,368       982,314      338,924
    ------------   -----------   -----------   -----------   -----------   ----------
      42,104,279    41,425,016    13,259,666     7,763,796     3,506,384    2,388,147
      (4,028,106)   (1,767,134)     (941,566)     (290,705)     (496,951)    (218,206)
        (636,088)     (123,624)      (80,289)       (5,113)       (9,355)          --
      11,547,871     9,224,798     1,955,206     1,178,214     1,589,358      461,479
       5,878,403     5,787,228     4,328,730       706,355     4,884,430    2,885,624
    ------------   -----------   -----------   -----------   -----------   ----------
      54,866,359    54,546,284    18,521,747     9,352,547     9,473,866    5,517,044
    ------------   -----------   -----------   -----------   -----------   ----------
           8,167       (12,074)      (11,874)       (6,235)       (1,089)        (499)
    ------------   -----------   -----------   -----------   -----------   ----------
      57,895,040    61,720,742    26,109,497    11,352,680    10,455,091    5,855,469
      79,569,828    17,849,086    14,223,839     2,871,159     5,855,469           --
    ------------   -----------   -----------   -----------   -----------   ----------
    $137,464,868   $79,569,828   $40,333,336   $14,223,839   $16,310,560   $5,855,469
    ============   ===========   ===========   ===========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity [including policies formerly known as AmSouth Premium Plus Variable Annuity]), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity [including policies formerly known as AmSouth Premium Plus II Variable Annuity]). Pursuant to an order of approval issued by the Securities and Exchange Commission on October 31, 2005, NYLIAC substituted shares of the AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund held by NYLIAC Variable Annuity Separate Account-III with shares of the MainStay VP S&P 500 Index Portfolio, MainStay VP International Equity Portfolio, MainStay VP Value Portfolio and Fidelity VIP Mid Cap Portfolio, respectively. Effective December 1, 2005, the AmSouth Premium Plus Variable Annuity policies were renamed MainStay Premium Plus Variable Annuity and the AmSouth Premium Plus II Variable Annuity policies were renamed MainStay Premium Plus II Variable Annuity. Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity.

  The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The MainStay VP Cash Management, Calvert Social Balanced, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced - Service Class, MainStay VP Floating Rate - Service Class, Colonial Small Cap Value Fund, Variable
Series - Class B, Fidelity VIP Mid Cap - Service Class 2 and Victory VIF Diversified Stock - Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Basic Value--Initial Class(1)
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(2)
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class(3)
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth--Initial Class(4)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class(5)
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(6)
MainStay VP S&P 500 Index--Initial Class(7)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Basic Value--Service Class(8)
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(9)
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class(10)
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Income & Growth--Service Class(11)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class(12)
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(13)
MainStay VP S&P 500 Index--Service Class(14)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

      Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Dreyfus Large Company Value--Initial Class

  (2) Formerly MainStay VP Growth Equity--Initial Class

  (3) Formerly MainStay VP Lord Abbett Developing Growth--Initial Class

  (4) Formerly MainStay VP American Century Income & Growth--Initial Class

  (5) Formerly MainStay VP Growth--Initial Class

  (6) Formerly MainStay VP Equity Income--Initial Class

  (7) Formerly MainStay VP Indexed Equity--Initial Class

  (8) Formerly MainStay VP Dreyfus Large Company Value--Service Class

  (9) Formerly MainStay VP Growth Equity--Service Class

 (10) Formerly MainStay VP Lord Abbett Developing Growth--Service Class

 (11) Formerly MainStay VP American Century Income & Growth--Service Class

 (12) Formerly MainStay VP Growth--Service Class

 (13) Formerly MainStay VP Equity Income--Service Class

 (14) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies".

  This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2005, the investments of the Separate Account are as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        4,225                  15,644                  13,454
Identified cost...........................      $41,754                $213,679                $390,603


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        6,445                   6,775                   5,489
Identified cost...........................      $77,398                $ 92,829                $ 61,638

  Investment activity for the year ended December 31, 2005 was as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $ 2,601                 $10,272                 $ 1,755
Proceeds from sales.......................        9,794                  38,684                  85,728


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $25,611                 $ 1,426                 $23,719
Proceeds from sales.......................        8,364                  22,713                  11,433

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        177,006            12,771            16,270             2,242            14,918             71,150             4,532
       $177,002          $289,646          $171,517           $17,765          $164,747           $635,321           $48,481


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
          7,657            12,552            22,237             5,652            11,779            13,888             3,490
       $ 72,624          $128,914          $576,036           $49,286          $222,732          $206,983           $55,614

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $142,822           $ 7,837          $  4,708           $ 1,201           $11,446           $ 83,312           $ 3,581
        165,575            61,302            41,316            12,234            43,694            181,004             9,810


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 19,867           $33,641          $ 13,372           $ 5,248           $ 4,527          $  9,069           $ 3,866
         15,220            24,442           107,744            16,334            56,068            40,702            13,524

--------------------------------------------------------------------------------


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Number of shares..............        --              --                  --               --             24,665
Identified cost...............    $   --          $   --            $     --          $    --           $ 45,247

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Number of shares..............         221             347                 537            1,325             10,172
Identified cost...............      $4,204          $5,435            $  6,444          $12,610           $196,865


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Purchases.....................    $  276          $  263            $    379          $   361           $  5,958
Proceeds from sales...........     3,325             869               4,787            2,327              7,539

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Purchases.....................      $2,369          $  890            $  6,651          $13,062           $ 35,968
Proceeds from sales...........       1,799           2,934                 237              480             20,176

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          2,366            13,780             8,735            20,525             7,559             1,503             2,307
        $20,028          $326,535          $193,861          $498,837          $296,579          $ 26,136          $ 36,473


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
          6,140              5,088
       $119,506           $ 46,620

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 2,186          $ 16,722           $16,863          $ 14,538          $  4,117          $    853          $  1,545
          8,990            37,022            35,321           116,567            57,793             5,949             9,037


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
        $85,199           $ 15,155
          6,384              6,232

--------------------------------------------------------------------------------


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       7,837               2,086               5,829                2,227                1,933
Identified cost.........     $81,081             $22,130             $79,144             $ 46,025             $ 37,382


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       1,700               5,438               8,161               10,342                7,314
Identified cost.........     $18,574             $69,140             $88,030             $120,704             $168,628


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $82,711             $ 6,428             $27,816             $ 9,671              $11,581
Proceeds from sales.....       1,690               2,952               4,804               5,311                2,481


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $ 5,252             $38,457             $41,476             $61,585              $52,106
Proceeds from sales.....       2,987               2,789               5,855               5,478                7,257

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    7,100......             1,824             7,761             4,725             36,734             2,313             5,941
    77,5$79.....          $15,709           $77,009           $51,066           $360,316           $25,490          $ 79,383

                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    6,096......             2,469             4,055             1,394              1,215             2,490             5,610
    61,7$79.....          $40,088           $63,166           $27,005           $ 20,584           $20,883          $142,104

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    19,4$12.....          $ 4,877           $81,106           $20,239           $132,692           $11,510           $41,957
    7,431......             1,895             4,118             5,831             24,903             1,757             2,442


                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    20,2$79.....          $10,878           $19,471           $12,349           $ 19,972           $ 5,592           $67,632
    3,643......             4,043             3,236             1,973                951             3,705             2,999

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        4,227             4,355              3,229                935                285               462
Identified cost......      $98,463          $122,892           $ 78,614            $23,937            $ 4,863            $6,621

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $39,400          $ 64,049           $ 24,607            $ 6,805            $ 2,184            $2,951
Proceeds from
sales................        4,356             6,926              8,317              2,339                683               949

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
           7,945               570              6,331              2,752              1,372
        $168,005          $  9,816           $133,565            $30,976            $15,013

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
        $137,849          $  5,655           $ 64,774            $20,402            $10,710
           7,177             1,211              3,900              2,067              1,366

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity policies), which are also part of Series III and MainStay Premium Plus II Variable Annuity policies (including policies formerly known as AmSouth Premium Plus II Variable Annuity), which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity) and MainStay Premium Plus II Variable Annuity (including policies formerly known as AmSouth Premium Plus II Variable Annuity), there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:


                                                                    MAINSTAY VP                     MAINSTAY VP
                                                                   BASIC VALUE--                      BOND--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                                -------------------           -----------------------
                                                                2005           2004            2005             2004
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................     41            232               138              200
Units Redeemed..............................................    (479)          (297)          (1,573)          (2,470)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (438)          (65)           (1,435)          (2,270)
                                                                ====           ====           ======           ======
SERIES II POLICIES
Units Issued................................................      1              1                 6               --
Units Redeemed..............................................     (8)            (3)              (15)             (25)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     (7)            (2)               (9)             (25)
                                                                ====           ====           ======           ======
SERIES III POLICIES
Units Issued................................................     14            139                25               37
Units Redeemed..............................................    (237)          (92)             (594)          (1,014)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (223)           47              (569)            (977)
                                                                ====           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................      5             15                39               43
Units Redeemed..............................................    (17)           (12)             (157)            (319)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (12)             3              (118)            (276)
                                                                ====           ====           ======           ======
SERIES V POLICIES
Units Issued................................................     --             16                 2                1
Units Redeemed..............................................     --             --                (2)              (9)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             16                --               (8)
                                                                ====           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................     --             --                --               --
Units Redeemed..............................................     --             --                --               --
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             --                --               --
                                                                ====           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP
          CAPITAL                               MAINSTAY VP       MAINSTAY VP
      APPRECIATION--         MAINSTAY VP      COMMON STOCK--     CONVERTIBLE--
       INITIAL CLASS       CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS
    -------------------   -----------------   ---------------   ---------------
     2005       2004       2005      2004      2005     2004     2005     2004
    ---------------------------------------------------------------------------
       283        352      15,639    12,261      143      191      131      201
    (4,713)    (3,337)    (33,050)  (42,654)  (2,377)  (1,712)  (1,616)  (1,016)
    ------     ------     -------   -------   ------   ------   ------   ------
    (4,430)    (2,985)    (17,411)  (30,393)  (2,234)  (1,521)  (1,485)    (815)
    ======     ======     =======   =======   ======   ======   ======   ======
        --          2       1,330     1,341       --        2        2        3
       (40)       (24)     (1,616)   (1,380)     (27)     (17)     (29)     (18)
    ------     ------     -------   -------   ------   ------   ------   ------
       (40)       (22)       (286)      (39)     (27)     (15)     (27)     (15)
    ======     ======     =======   =======   ======   ======   ======   ======
        55        227      14,676    23,814       40      142       49      112
      (807)      (710)    (15,902)  (32,703)    (600)    (374)  (1,004)    (280)
    ------     ------     -------   -------   ------   ------   ------   ------
      (752)      (483)     (1,226)   (8,889)    (560)    (232)    (955)    (168)
    ======     ======     =======   =======   ======   ======   ======   ======
        22         55      20,549    24,505       23       31       29       67
      (120)       (61)    (19,326)  (23,347)     (74)     (45)    (129)     (63)
    ------     ------     -------   -------   ------   ------   ------   ------
       (98)        (6)      1,223     1,158      (51)     (14)    (100)       4
    ======     ======     =======   =======   ======   ======   ======   ======
         2         --       1,798     3,216        4        5        1        7
        (5)        --      (2,011)   (2,910)      (6)      (1)      (3)      (3)
    ------     ------     -------   -------   ------   ------   ------   ------
        (3)        --        (213)      306       (2)       4       (2)       4
    ======     ======     =======   =======   ======   ======   ======   ======
        --         --      12,863    15,234       --       --       --       --
        --         --     (14,764)   (8,387)      --       --       --       --
    ------     ------     -------   -------   ------   ------   ------   ------
        --         --      (1,901)    6,847       --       --       --       --
    ======     ======     =======   =======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP
                                                                     DEVELOPING                       MAINSTAY VP
                                                                      GROWTH--                       GOVERNMENT--
                                                                    INITIAL CLASS                    INITIAL CLASS
                                                                ---------------------           -----------------------
                                                                 2005            2004            2005             2004
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................        26            29               152              205
Units Redeemed..............................................    (1,234)          (306)          (1,644)          (3,140)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................    (1,208)          (277)          (1,492)          (2,935)
                                                                ======           ====           ======           ======
SERIES II POLICIES
Units Issued................................................         2            --                 4               --
Units Redeemed..............................................        (2)           (7)              (35)             (45)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            (7)              (31)             (45)
                                                                ======           ====           ======           ======
SERIES III POLICIES
Units Issued................................................        20            33                25               19
Units Redeemed..............................................       (83)          (77)             (762)          (1,213)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................       (63)          (44)             (737)          (1,194)
                                                                ======           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................         5            12                23               32
Units Redeemed..............................................       (14)           (5)             (203)            (411)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        (9)            7              (180)            (379)
                                                                ======           ====           ======           ======
SERIES V POLICIES
Units Issued................................................        --            --                 1                2
Units Redeemed..............................................        --            --                (7)             (16)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                (6)             (14)
                                                                ======           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................        --            --                --               --
Units Redeemed..............................................        --            --                --               --
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                --               --
                                                                ======           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP                            MAINSTAY VP
        HIGH YIELD           MAINSTAY VP      INTERNATIONAL       MAINSTAY VP
     CORPORATE BOND--     INCOME & GROWTH--     EQUITY--      LARGE CAP GROWTH--
       INITIAL CLASS        INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    -------------------   -----------------   -------------   -------------------
      2005       2004      2005      2004     2005    2004      2005       2004
    -----------------------------------------------------------------------------
        376        551       78       145      927     919         74        113
     (4,722)    (3,313)    (593)     (368)    (368)   (223)    (1,509)    (1,316)
     ------     ------     ----      ----     ----    ----     ------     ------
     (4,346)    (2,762)    (515)     (223)     559     696     (1,435)    (1,203)
     ======     ======     ====      ====     ====    ====     ======     ======
          8         71        1        --       16      11          2          1
       (191)       (50)      (2)       (3)     (14)     (4)        (9)       (21)
     ------     ------     ----      ----     ----    ----     ------     ------
       (183)        21       (1)       (3)       2       7         (7)       (20)
     ======     ======     ====      ====     ====    ====     ======     ======
        189        305       48       111      320     357         15         89
     (1,644)      (842)     (58)      (79)    (121)    (90)      (531)      (500)
     ------     ------     ----      ----     ----    ----     ------     ------
     (1,455)      (537)     (10)       32      199     267       (516)      (411)
     ======     ======     ====      ====     ====    ====     ======     ======
         59        312        8        28       83      72          8         31
       (425)      (151)     (22)       (9)     (17)    (12)       (68)       (29)
     ------     ------     ----      ----     ----    ----     ------     ------
       (366)       161      (14)       19       66      60        (60)         2
     ======     ======     ====      ====     ====    ====     ======     ======
          2          3        4         1        4      21          1          3
        (16)       (23)      --        --       (5)     --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
        (14)       (20)       4         1       (1)     21          1          3
     ======     ======     ====      ====     ====    ====     ======     ======
         --         --       --        --       --      --         --         --
         --         --       --        --       --      --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
         --         --       --        --       --      --         --         --
     ======     ======     ====      ====     ====    ====     ======     ======

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP                    MAINSTAY VP
                                                                      MID CAP                        MID CAP
                                                                      CORE--                        GROWTH--
                                                                   INITIAL CLASS                  INITIAL CLASS
                                                                -------------------           ---------------------
                                                                2005           2004           2005            2004
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................    904            894            1,313           1,473
Units Redeemed..............................................    (664)          (175)          (979)            (566)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    240            719             334              907
                                                                ====           ====           =====           =====
SERIES II POLICIES
Units Issued................................................     13             --              11                6
Units Redeemed..............................................     (4)            (4)             (3)              (2)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................      9             (4)              8                4
                                                                ====           ====           =====           =====
SERIES III POLICIES
Units Issued................................................    241            184             242              212
Units Redeemed..............................................    (75)           (42)           (123)            (155)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    166            142             119               57
                                                                ====           ====           =====           =====
SERIES IV POLICIES
Units Issued................................................     37             69              48               98
Units Redeemed..............................................    (26)           (17)            (33)             (33)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     11             52              15               65
                                                                ====           ====           =====           =====
SERIES V POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             (2)             (4)              (1)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             (2)             (4)              (1)
                                                                ====           ====           =====           =====
SERIES VI POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             --              --               --
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             --              --               --
                                                                ====           ====           =====           =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
       MID CAP           S&P 500         SMALL CAP       MAINSTAY VP
       VALUE--           INDEX--         GROWTH--      TOTAL RETURN--
    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------   ---------------   -------------   ---------------
     2005    2004     2005     2004    2005    2004     2005     2004
    ------------------------------------------------------------------
     1,364   1,617      294      393    123     476       136      185
    (1,170)  (465)   (4,025)  (2,604)  (885)   (278)   (2,688)  (1,794)
    ------   -----   ------   ------   ----    ----    ------   ------
       194   1,152   (3,731)  (2,211)  (762)    198    (2,552)  (1,609)
    ======   =====   ======   ======   ====    ====    ======   ======
        29     11         8       17      4       2        --        2
       (39)    (9)      (39)     (34)   (13)     (3)      (30)    (156)
    ------   -----   ------   ------   ----    ----    ------   ------
       (10)     2       (31)     (17)    (9)     (1)      (30)    (154)
    ======   =====   ======   ======   ====    ====    ======   ======
       364    496       119      451     39      73         4       65
      (241)  (144)     (926)    (463)  (316)   (148)     (561)    (166)
    ------   -----   ------   ------   ----    ----    ------   ------
       123    352      (807)     (12)  (277)    (75)     (557)    (101)
    ======   =====   ======   ======   ====    ====    ======   ======
        46    104        48      175     15      36        18       33
       (77)   (60)     (157)     (79)   (64)    (36)      (81)     (44)
    ------   -----   ------   ------   ----    ----    ------   ------
       (31)    44      (109)      96    (49)     --       (63)     (11)
    ======   =====   ======   ======   ====    ====    ======   ======
         2      5         2       12     --      --         2        5
       (13)    (2)       (8)      (2)    (4)     (1)       (7)      (2)
    ------   -----   ------   ------   ----    ----    ------   ------
       (11)     3        (6)      10     (4)     (1)       (5)       3
    ======   =====   ======   ======   ====    ====    ======   ======
        --     --        --       --     --      --        --       --
        --     --        --       --     --      --        --       --
    ------   -----   ------   ------   ----    ----    ------   ------
        --     --        --       --     --      --        --       --
    ======   =====   ======   ======   ====    ====    ======   ======

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                          ALGER AMERICAN
                                                                    VALUE--                        SMALL CAPITALIZATION--
                                                                 INITIAL CLASS                         CLASS O SHARES
                                                           --------------------------              ----------------------
                                                            2005                2004               2005              2004
                                                           --------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       153                 213               89                112
Units Redeemed.........................................    (1,604)             (1,062)             (811)             (591)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................    (1,451)               (849)             (722)             (479)
                                                           ======              ======              ====              ====
SERIES II POLICIES
Units Issued...........................................         1                  --                2                  6
Units Redeemed.........................................       (11)                (14)             (12)               (11)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (10)                (14)             (10)                (5)
                                                           ======              ======              ====              ====
SERIES III POLICIES
Units Issued...........................................       217                 223               10                260
Units Redeemed.........................................      (236)               (207)             (249)             (200)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (19)                 16              (239)               60
                                                           ======              ======              ====              ====
SERIES IV POLICIES
Units Issued...........................................        30                  45               31                 20
Units Redeemed.........................................      (119)                (57)             (12)               (10)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (89)                (12)              19                 10
                                                           ======              ======              ====              ====
SERIES V POLICIES
Units Issued...........................................        --                   1               --                  5
Units Redeemed.........................................        (6)                 (2)              (2)                --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        (6)                 (1)              (2)                 5
                                                           ======              ======              ====              ====
SERIES VI POLICIES
Units Issued...........................................        --                  --               --                 --
Units Redeemed.........................................        --                  --               --                 --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        --                  --               --                 --
                                                           ======              ======              ====              ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND    LARGE CAP FUND    MID CAP FUND
    --------------   -------------   ---------------   -------------
    2005    2004     2005    2004     2005     2004    2005    2004
    ----------------------------------------------------------------
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     28       32        4      10       20       45      10      28
    (316)    (37)     (48)     (2)    (480)     (63)   (209)    (18)
    ----     ---     ----    ----     ----      ---    ----     ---
    (288)     (5)     (44)      8     (460)     (18)   (199)     10
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
      7       24        1      10       16       40       3      14
    (41)      (2)     (13)     (1)     (65)      (3)    (23)     (1)
    ----     ---     ----    ----     ----      ---    ----     ---
    (34)      22      (12)      9      (49)      37     (20)     13
    ====     ===     ====    ====     ====      ===    ====     ===

--------------------------------------------------------------------------------



                                                                                                  DREYFUS IP
                                                                      CALVERT                     TECHNOLOGY
                                                                      SOCIAL                       GROWTH--
                                                                     BALANCED                   INITIAL SHARES
                                                                -------------------           -------------------
                                                                2005           2004           2005           2004
                                                                -------------------------------------------------
SERIES I POLICIES
Units Issued................................................     81            163             32              68
Units Redeemed..............................................    (229)          (134)          (545)          (159)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (148)           29            (513)           (91)
                                                                ====           ====           ====           ====
SERIES II POLICIES
Units Issued................................................      2              4             --              --
Units Redeemed..............................................     (3)            (1)            (3)             (6)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     (1)             3             (3)             (6)
                                                                ====           ====           ====           ====
SERIES III POLICIES
Units Issued................................................     65            230             10              25
Units Redeemed..............................................    (83)           (59)           (247)          (274)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (18)           171            (237)          (249)
                                                                ====           ====           ====           ====
SERIES IV POLICIES
Units Issued................................................     90            184              8              34
Units Redeemed..............................................    (51)           (12)           (36)            (13)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     39            172            (28)             21
                                                                ====           ====           ====           ====
SERIES V POLICIES
Units Issued................................................     13             54              1               2
Units Redeemed..............................................     (9)            --             --              (2)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................      4             54              1              --
                                                                ====           ====           ====           ====
SERIES VI POLICIES
Units Issued................................................     67            107             --              --
Units Redeemed..............................................    (16)            (4)            --              --
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     51            103             --              --
                                                                ====           ====           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2005     2004     2005     2004     2005     2004     2005     2004
    ---------------------------------------------------------------------
       893      794      132      684      275      390      195      265
    (1,771)  (1,424)  (1,458)  (1,138)  (4,644)  (4,203)  (3,507)  (3,117)
    ------   ------   ------   ------   ------   ------   ------   ------
      (878)    (630)  (1,326)    (454)  (4,369)  (3,813)  (3,312)  (2,852)
    ======   ======   ======   ======   ======   ======   ======   ======
        24       17        5       52        1        5       --        2
       (31)     (20)     (69)     (17)     (39)     (64)     (29)     (31)
    ------   ------   ------   ------   ------   ------   ------   ------
        (7)      (3)     (64)      35      (38)     (59)     (29)     (29)
    ======   ======   ======   ======   ======   ======   ======   ======
       534      492       49      218       26      118        8       55
      (328)    (351)    (311)    (301)  (1,277)  (1,147)    (497)    (670)
    ------   ------   ------   ------   ------   ------   ------   ------
       206      141     (262)     (83)  (1,251)  (1,029)    (489)    (615)
    ======   ======   ======   ======   ======   ======   ======   ======
       165      127       29       71       39       87       15       37
       (55)     (48)     (48)     (43)    (264)    (203)     (70)     (84)
    ------   ------   ------   ------   ------   ------   ------   ------
       110       79      (19)      28     (225)    (116)     (55)     (47)
    ======   ======   ======   ======   ======   ======   ======   ======
        15        7       16       23        5       10       --        4
        (8)      (2)     (14)      (2)      (6)      (1)      (1)      --
    ------   ------   ------   ------   ------   ------   ------   ------
         7        5        2       21       (1)       9       (1)       4
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                           MFS(R) INVESTORS               MFS(R) RESEARCH              MFS(R) UTILITIES
                                            TRUST SERIES--                   SERIES--                      SERIES--
                                             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
                                          -------------------           -------------------           -------------------
                                          2005           2004           2005           2004           2005           2004
                                          -------------------------------------------------------------------------
SERIES I POLICIES
Units Issued..........................     20             43             41             63             76             80
Units Redeemed........................    (459)          (329)          (596)          (420)          (23)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (439)          (286)          (555)          (357)           53             58
                                          ====           ====           ====           ====           ===            ===
SERIES II POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     (7)            (1)           (10)            (7)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (7)            (1)           (10)            (7)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES III POLICIES
Units Issued..........................      3             21              1             33             26             68
Units Redeemed........................    (66)           (61)           (192)          (104)          (26)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (63)           (40)           (191)          (71)            --             46
                                          ====           ====           ====           ====           ===            ===
SERIES IV POLICIES
Units Issued..........................      4              8              1              4             --             --
Units Redeemed........................    (14)           (11)            (7)            (9)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (10)            (3)            (6)            (5)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES V POLICIES
Units Issued..........................     --              1             --              1             --              2
Units Redeemed........................     (1)            --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (1)             1             --              1             --              2
                                          ====           ====           ====           ====           ===            ===
SERIES VI POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     --             --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     --             --             --             --             --             --
                                          ====           ====           ====           ====           ===            ===

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN
       AMT MID-CAP        ROYCE       ROYCE     T. ROWE PRICE
        GROWTH--        MICRO-CAP   SMALL-CAP   EQUITY INCOME
         CLASS I        PORTFOLIO   PORTFOLIO     PORTFOLIO
    -----------------   ---------   ---------   --------------
     2005      2004      2005(a)     2005(b)     2005    2004
    ----------------------------------------------------------
        4        14        162         395       1,318   1,539
      (98)     (135)        (3)         (8)     (1,163)   (767)
      ---      ----        ---        ----      ------   -----
      (94)     (121)       159         387         155     772
      ===      ====        ===        ====      ======   =====
       --         2          4         119           8       9
       (2)       (4)        --          --         (29)    (27)
      ---      ----        ---        ----      ------   -----
       (2)       (2)         4         119         (21)    (18)
      ===      ====        ===        ====      ======   =====
        3        12        136         226         434     534
      (95)      (26)        (3)         (5)       (247)   (257)
      ---      ----        ---        ----      ------   -----
      (92)      (14)       133         221         187     277
      ===      ====        ===        ====      ======   =====
       --         1        191         286         147     134
       (3)       (4)        (1)         (2)        (65)    (64)
      ---      ----        ---        ----      ------   -----
       (3)       (3)       190         284          82      70
      ===      ====        ===        ====      ======   =====
       --         1          7           6          10      14
       --        --         --          --          (9)     (5)
      ---      ----        ---        ----      ------   -----
       --         1          7           6           1       9
      ===      ====        ===        ====      ======   =====
       --        --         68         149          --      --
       --        --         --          (1)         --      --
      ---      ----        ---        ----      ------   -----
       --        --         68         148          --      --
      ===      ====        ===        ====      ======   =====

--------------------------------------------------------------------------------


                                                                                                    VAN KAMPEN
                                                                                                        UIF
                                                                       VAN ECK                       EMERGING
                                                                      WORLDWIDE                  MARKETS EQUITY--
                                                                     HARD ASSETS                      CLASS I
                                                                ---------------------           -------------------
                                                                 2005            2004           2005           2004
                                                                ---------------------------------------------------
SERIES I POLICIES
Units Issued................................................     1,746           559            605             221
Units Redeemed..............................................      (177)          (93)           (303)          (306)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,569           466            302             (85)
                                                                ======           ===            ====           ====
SERIES II POLICIES
Units Issued................................................        41             6             31              11
Units Redeemed..............................................        (4)           (2)            (2)            (85)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        37             4             29             (74)
                                                                ======           ===            ====           ====
SERIES III POLICIES
Units Issued................................................     1,355           622            352              86
Units Redeemed..............................................      (116)          (31)           (42)            (40)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,239           591            310              46
                                                                ======           ===            ====           ====
SERIES IV POLICIES
Units Issued................................................       791           370             68              34
Units Redeemed..............................................       (29)          (11)            (4)             (5)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       762           359             64              29
                                                                ======           ===            ====           ====
SERIES V POLICIES
Units Issued................................................        24            17              2               2
Units Redeemed..............................................        --            (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        24            16              2               2
                                                                ======           ===            ====           ====
SERIES VI POLICIES
Units Issued................................................       632           224             --              --
Units Redeemed..............................................       (28)           (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       604           223             --              --
                                                                ======           ===            ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                                                 MAINSTAY VP                 MAINSTAY VP
                                                                 BALANCED--                 BASIC VALUE--
                                                                SERVICE CLASS               SERVICE CLASS
                                                                -------------           ----------------------
                                                                   2005(c)              2005           2004(d)
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................        3,192                91              189
Units Redeemed..............................................          (77)              (10)             (11)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        3,115                81              178
                                                                    =====               ===              ===
SERIES II POLICIES
Units Issued................................................          138                 4               --
Units Redeemed..............................................           (2)               (1)              --
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          136                 3               --
                                                                    =====               ===              ===
SERIES III POLICIES
Units Issued................................................        1,834                97              396
Units Redeemed..............................................           (9)              (62)             (15)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,825                35              381
                                                                    =====               ===              ===
SERIES IV POLICIES
Units Issued................................................        1,337               147              296
Units Redeemed..............................................          (17)              (45)             (16)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,320               102              280
                                                                    =====               ===              ===
SERIES V POLICIES
Units Issued................................................          145                12               34
Units Redeemed..............................................           (1)               (3)              (1)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          144                 9               33
                                                                    =====               ===              ===
SERIES VI POLICIES
Units Issued................................................        1,290                92              235
Units Redeemed..............................................          (15)              (48)              (6)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,275                44              229
                                                                    =====               ===              ===

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005, (Commencement of Operations) through December 31, 2005.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP          MAINSTAY VP          MAINSTAY VP      MAINSTAY VP
        BOND--       CAPITAL APPRECIATION--   COMMON STOCK--   CONVERTIBLE--
    SERVICE CLASS        SERVICE CLASS        SERVICE CLASS    SERVICE CLASS
    --------------   ----------------------   --------------   --------------
    2005   2004(d)     2005       2004(d)     2005   2004(d)   2005   2004(d)
    -------------------------------------------------------------------------
    421       462       208         423       170      237     295      570
    (48)      (21)      (73)        (18)      (18)     (12)    (74)     (33)
    ----    -----      ----         ---       ---      ---     ----    ----
    373       441       135         405       152      225     221      537
    ====    =====      ====         ===       ===      ===     ====    ====
     39         1         7           1         3       --      35        2
     (5)       --        (1)         --        --       --      (3)      --
    ----    -----      ----         ---       ---      ---     ----    ----
     34         1         6           1         3       --      32        2
    ====    =====      ====         ===       ===      ===     ====    ====
    651     1,352       288         990       215      574     364    1,393
    (160)     (56)     (228)        (68)      (66)     (15)    (252)    (61)
    ----    -----      ----         ---       ---      ---     ----    ----
    491     1,296        60         922       149      559     112    1,332
    ====    =====      ====         ===       ===      ===     ====    ====
    737     1,111       188         563       299      546     580    1,153
    (111)     (54)     (146)        (43)      (46)     (29)    (193)    (43)
    ----    -----      ----         ---       ---      ---     ----    ----
    626     1,057        42         520       253      517     387    1,110
    ====    =====      ====         ===       ===      ===     ====    ====
    116        99        15          31         7       14      33       81
    (10)       (4)       (6)         (1)       --       --     (26)      (1)
    ----    -----      ----         ---       ---      ---     ----    ----
    106        95         9          30         7       14       7       80
    ====    =====      ====         ===       ===      ===     ====    ====
    576       653       265         595       182      290     485      875
    (73)      (79)      (72)        (18)      (38)      (3)    (187)    (71)
    ----    -----      ----         ---       ---      ---     ----    ----
    503       574       193         577       144      287     298      804
    ====    =====      ====         ===       ===      ===     ====    ====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                   MAINSTAY VP
                                                                 DEVELOPING GROWTH--             FLOATING RATE--
                                                                    SERVICE CLASS                 SERVICE CLASS
                                                                ----------------------           ---------------
                                                                2005           2004(d)               2005(e)
                                                                ------------------------------------------------
SERIES I POLICIES
Units Issued................................................     97              109                  3,652
Units Redeemed..............................................    (23)              (3)                   (40)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     74              106                  3,612
                                                                ===              ===                  =====
SERIES II POLICIES
Units Issued................................................      4               --                    404
Units Redeemed..............................................     --               --                    (31)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4               --                    373
                                                                ===              ===                  =====
SERIES III POLICIES
Units Issued................................................     96              283                  1,280
Units Redeemed..............................................    (31)             (10)                    (8)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     65              273                  1,272
                                                                ===              ===                  =====
SERIES IV POLICIES
Units Issued................................................    117              255                  1,064
Units Redeemed..............................................    (53)             (15)                   (12)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     64              240                  1,052
                                                                ===              ===                  =====
SERIES V POLICIES
Units Issued................................................      5                9                    171
Units Redeemed..............................................     (1)              (1)                    (7)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4                8                    164
                                                                ===              ===                  =====
SERIES VI POLICIES
Units Issued................................................     75              127                  1,159
Units Redeemed..............................................    (15)              (6)                   (14)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     60              121                  1,145
                                                                ===              ===                  =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(e) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                       MAINSTAY VP
     MAINSTAY VP        HIGH YIELD         MAINSTAY VP            MAINSTAY VP
     GOVERNMENT--    CORPORATE BOND--   INCOME & GROWTH--    INTERNATIONAL EQUITY--
    SERVICE CLASS     SERVICE CLASS       SERVICE CLASS          SERVICE CLASS
    --------------   ----------------   ------------------   ----------------------
    2005   2004(d)    2005    2004(d)    2005     2004(d)      2005       2004(d)
    -------------------------------------------------------------------------------
    342      380      1,507    1,803     113        157         446          336
    (75)     (38)      (230)     (80)    (11)        (2)        (18)          (9)
    ----     ---     ------    -----     ---        ---         ---        -----
    267      342      1,277    1,723     102        155         428          327
    ====     ===     ======    =====     ===        ===         ===        =====
     32       --        280        6      29          1          59            1
     (2)      --        (44)      --      --         --          (4)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     30       --        236        6      29          1          55            1
    ====     ===     ======    =====     ===        ===         ===        =====
    466      924      2,789    5,247     240        312         721        1,028
    (131)    (36)    (1,081)    (186)    (41)       (15)        (76)         (20)
    ----     ---     ------    -----     ---        ---         ---        -----
    335      888      1,708    5,061     199        297         645        1,008
    ====     ===     ======    =====     ===        ===         ===        =====
    428      768      2,855    3,999     215        301         853          815
    (83)     (57)      (844)    (182)    (35)       (14)        (51)         (34)
    ----     ---     ------    -----     ---        ---         ---        -----
    345      711      2,011    3,817     180        287         802          781
    ====     ===     ======    =====     ===        ===         ===        =====
     57       54        323      491      20         22          66           46
     (2)     (25)       (98)     (49)     --         --          (2)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     55       29        225      442      20         22          64           46
    ====     ===     ======    =====     ===        ===         ===        =====
    498      386      2,480    2,423     276        236         708          464
    (167)    (84)      (567)     (59)    (12)        (7)        (35)          (7)
    ----     ---     ------    -----     ---        ---         ---        -----
    331      302      1,913    2,364     264        229         673          457
    ====     ===     ======    =====     ===        ===         ===        =====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                  LARGE CAP GROWTH--                 MID CAP CORE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(d)           2005           2004(d)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    106              129             346              300
Units Redeemed..............................................    (19)             (12)            (20)             (11)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     87              117             326              289
                                                                ===              ===             ===              ===
SERIES II POLICIES
Units Issued................................................      6               --              28                1
Units Redeemed..............................................     --               --              (1)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................      6               --              27                1
                                                                ===              ===             ===              ===
SERIES III POLICIES
Units Issued................................................    125              400             519              718
Units Redeemed..............................................    (99)             (49)            (75)             (24)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     26              351             444              694
                                                                ===              ===             ===              ===
SERIES IV POLICIES
Units Issued................................................    120              326             548              513
Units Redeemed..............................................    (95)             (47)            (47)             (22)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     25              279             501              491
                                                                ===              ===             ===              ===
SERIES V POLICIES
Units Issued................................................     17               20              51               31
Units Redeemed..............................................     --               --              (2)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     17               20              49               31
                                                                ===              ===             ===              ===
SERIES VI POLICIES
Units Issued................................................    111              197             660              452
Units Redeemed..............................................    (31)             (54)            (37)              (5)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     80              143             623              447
                                                                ===              ===             ===              ===

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
    MID CAP GROWTH--   MID CAP VALUE--   S&P 500 INDEX--   SMALL CAP GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ------------------
    2005    2004(d)    2005    2004(d)   2005    2004(d)    2005     2004(d)
    -------------------------------------------------------------------------
     481       477      653       497     963     1,155      353       421
     (30)      (21)     (43)      (16)   (106)      (48)     (25)      (20)
     ---     -----     -----    -----    -----    -----     ----       ---
     451       456      610       481     857     1,107      328       401
     ===     =====     =====    =====    =====    =====     ====       ===
      51         1       48         3      62         2       20         1
      (1)       --       (2)       --      (3)       --       (1)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      50         1       46         3      59         2       19         1
     ===     =====     =====    =====    =====    =====     ====       ===
     645     1,097     1,148    1,402    1,214    3,126      359       942
     (85)      (37)     (96)      (42)   (356)      (80)    (115)      (61)
     ---     -----     -----    -----    -----    -----     ----       ---
     560     1,060     1,052    1,360     858     3,046      244       881
     ===     =====     =====    =====    =====    =====     ====       ===
     728       833     1,255    1,175    1,230    2,188      484       807
     (68)      (41)     (94)      (37)   (305)      (94)     (82)      (38)
     ---     -----     -----    -----    -----    -----     ----       ---
     660       792     1,161    1,138     925     2,094      402       769
     ===     =====     =====    =====    =====    =====     ====       ===
      33        46       79        53     105       117       28        43
      (2)       (1)      (2)       (1)    (13)       (8)      (2)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      31        45       77        52      92       109       26        43
     ===     =====     =====    =====    =====    =====     ====       ===
     714       602      927       880    1,072    1,201      307       608
     (37)      (38)     (92)      (18)   (118)      (55)     (63)      (52)
     ---     -----     -----    -----    -----    -----     ----       ---
     677       564      835       862     954     1,146      244       556
     ===     =====     =====    =====    =====    =====     ====       ===

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                    TOTAL RETURN--                      VALUE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(D)           2005           2004(D)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    210              348             294               425
Units Redeemed..............................................    (46)             (18)            (39)              (15)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    164              330             255               410
                                                                ====             ===             ====            =====
SERIES II POLICIES
Units Issued................................................      1               --              18                 1
Units Redeemed..............................................     --               --              (1)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................      1               --              17                 1
                                                                ====             ===             ====            =====
SERIES III POLICIES
Units Issued................................................    349              869             397             1,138
Units Redeemed..............................................    (164)            (59)            (102)             (32)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    185              810             295             1,106
                                                                ====             ===             ====            =====
SERIES IV POLICIES
Units Issued................................................    203              478             377               735
Units Redeemed..............................................    (110)            (28)            (69)              (26)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     93              450             308               709
                                                                ====             ===             ====            =====
SERIES V POLICIES
Units Issued................................................     13               30              20                29
Units Redeemed..............................................     (2)              (1)             (7)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     11               29              13                29
                                                                ====             ===             ====            =====
SERIES VI POLICIES
Units Issued................................................    223              395             416               511
Units Redeemed..............................................    (69)             (48)            (21)              (17)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    154              347             395               494
                                                                ====             ===             ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             COLONIAL SMALL CAP
        ALGER AMERICAN          VALUE FUND,       DREYFUS IP TECHNOLOGY    FIDELITY(R) VIP
    SMALL CAPITALIZATION--   VARIABLE SERIES--           GROWTH--          CONTRAFUND(R)--
        CLASS S SHARES            CLASS B             SERVICE SHARES       SERVICE CLASS 2
    ----------------------   ------------------   ----------------------   ---------------
      2005       2004(d)      2005     2004(f)      2005       2004(d)     2005    2004(d)
    --------------------------------------------------------------------------------------
       168         161         667        49         159         191        894       661
       (14)         (6)        (12)       --         (40)        (18)       (57)      (24)
       ---         ---         ---        --        ----         ---       -----    -----
       154         155         655        49         119         173        837       637
       ===         ===         ===        ==        ====         ===       =====    =====
        11           1          24         1           6          --         98         3
        (1)         --          (1)       --          --          --         (3)       --
       ---         ---         ---        --        ----         ---       -----    -----
        10           1          23         1           6          --         95         3
       ===         ===         ===        ==        ====         ===       =====    =====
       182         332         425        29          83         396       1,085    1,688
       (25)        (10)         (9)       --        (111)        (19)      (103)      (38)
       ---         ---         ---        --        ----         ---       -----    -----
       157         322         416        29         (28)        377        982     1,650
       ===         ===         ===        ==        ====         ===       =====    =====
       275         315         459        41         173         307       1,722    1,580
       (22)        (15)         (5)       --         (88)        (25)      (114)      (43)
       ---         ---         ---        --        ----         ---       -----    -----
       253         300         454        41          85         282       1,608    1,537
       ===         ===         ===        ==        ====         ===       =====    =====
        12          17          23        --           5          11        164       113
        (1)         (1)         --        --          --          (2)       (11)       (2)
       ---         ---         ---        --        ----         ---       -----    -----
        11          16          23        --           5           9        153       111
       ===         ===         ===        ==        ====         ===       =====    =====
       163         166         248        27          72         173       1,159      977
       (20)         (2)         (2)       --         (63)        (30)       (49)      (22)
       ---         ---         ---        --        ----         ---       -----    -----
       143         164         246        27           9         143       1,110      955
       ===         ===         ===        ==        ====         ===       =====    =====

--------------------------------------------------------------------------------



                                       FIDELITY(R) VIP                    FIDELITY(R)                     JANUS ASPEN
                                       EQUITY-INCOME--                   VIP MID CAP--                 SERIES BALANCED--
                                       SERVICE CLASS 2                  SERVICE CLASS 2                  SERVICE SHARES
                                    ----------------------           ---------------------           ----------------------
                                    2005           2004(d)           2005            2004            2005           2004(d)
                                    ---------------------------------------------------------------------------------------
SERIES I POLICIES
Units Issued....................    570               578            1,760           1,908           379               538
Units Redeemed..................    (36)              (19)           (217)            (70)           (86)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    534               559            1,543           1,838           293               514
                                    ====            =====            =====           =====           ====            =====
SERIES II POLICIES
Units Issued....................     65                 1              33               7             55                 1
Units Redeemed..................     (3)               --              (1)             --             (1)               --
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     62                 1              32               7             54                 1
                                    ====            =====            =====           =====           ====            =====
SERIES III POLICIES
Units Issued....................    725             1,379             973            1,452           547             1,179
Units Redeemed..................    (94)              (31)            (99)            (22)           (285)             (63)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    631             1,348             874            1,430           262             1,116
                                    ====            =====            =====           =====           ====            =====
SERIES IV POLICIES
Units Issued....................    865             1,174             909             951            649             1,202
Units Redeemed..................    (100)             (53)            (62)            (26)           (191)             (55)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    765             1,121             847             925            458             1,147
                                    ====            =====            =====           =====           ====            =====
SERIES V POLICIES
Units Issued....................    100               123              71              77             98                83
Units Redeemed..................    (13)              (11)             (8)             --            (10)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     87               112              63              77             88                59
                                    ====            =====            =====           =====           ====            =====
SERIES VI POLICIES
Units Issued....................    698               889             666             625            422               652
Units Redeemed..................    (150)             (18)            (41)             (5)           (172)             (35)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    548               871             625             620            250               617
                                    ====            =====            =====           =====           ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    Janus Aspen Series   MFS(R) INVESTORS         MFS(R)               MFS(R)
    WORLDWIDE GROWTH--    TRUST SERIES--    RESEARCH SERIES--    UTILITIES SERIES--
      SERVICE SHARES      SERVICE CLASS       SERVICE CLASS         SERVICE CLASS
    ------------------   ----------------   ------------------   -------------------
     2005     2004(d)    2005    2004(d)     2005     2004(d)     2005      2004(g)
    --------------------------------------------------------------------------------
      158       188        27       60        44        42        3,456      1,111
      (39)      (12)       (5)      (2)       (6)       (3)        (202)       (19)
      ---       ---       ---       --       ---        --        -----      -----
      119       176        22       58        38        39        3,254      1,092
      ===       ===       ===       ==       ===        ==        =====      =====
       11        --        --       --         5        --          120         12
       --        --        --       --        --        --           (5)        --
      ---       ---       ---       --       ---        --        -----      -----
       11        --        --       --         5        --          115         12
      ===       ===       ===       ==       ===        ==        =====      =====
      137       431        40       46        47        77        2,015        761
      (92)      (19)       (2)      (2)      (22)       (5)         (94)        (5)
      ---       ---       ---       --       ---        --        -----      -----
       45       412        38       44        25        72        1,921        756
      ===       ===       ===       ==       ===        ==        =====      =====
      162       349        54       53        45        92        1,642        445
      (37)      (29)       (5)      (5)       (8)       (4)         (42)        (6)
      ---       ---       ---       --       ---        --        -----      -----
      125       320        49       48        37        88        1,600        439
      ===       ===       ===       ==       ===        ==        =====      =====
        7        33         6        3         1         1           98         27
       (4)       (2)       --       (1)       --        --           --         --
      ---       ---       ---       --       ---        --        -----      -----
        3        31         6        2         1         1           98         27
      ===       ===       ===       ==       ===        ==        =====      =====
      121       167        39       53        63        44        1,649        452
      (37)       (5)      (24)      (4)       (3)       (1)         (58)        (1)
      ---       ---       ---       --       ---        --        -----      -----
       84       162        15       49        60        43        1,591        451
      ===       ===       ===       ==       ===        ==        =====      =====

--------------------------------------------------------------------------------



                                                                   Neuberger Berman
                                                                     AMT Mid-Cap                      T. Rowe Price
                                                                       Growth--                       Equity Income
                                                                       Class S                        Portfolio--II
                                                                ----------------------           -----------------------
                                                                2005           2004(d)           2005            2004(d)
                                                                --------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    135              110              733               563
Units Redeemed..............................................     (8)              (2)             (38)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................    127              108              695               541
                                                                ===              ===             =====            =====
SERIES II POLICIES
Units Issued................................................      3               --               85                 2
Units Redeemed..............................................     --               --               (3)               --
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      3               --               82                 2
                                                                ===              ===             =====            =====
SERIES III POLICIES
Units Issued................................................     79              122             1,000            1,651
Units Redeemed..............................................    (10)              (2)            (122)              (41)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     69              120              878             1,610
                                                                ===              ===             =====            =====
SERIES IV POLICIES
Units Issued................................................    104               95             1,664            1,532
Units Redeemed..............................................     (7)              (3)            (113)              (69)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     97               92             1,551            1,463
                                                                ===              ===             =====            =====
SERIES V POLICIES
Units Issued................................................      5               18              141               162
Units Redeemed..............................................     (4)              (1)             (14)               (9)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      1               17              127               153
                                                                ===              ===             =====            =====
SERIES VI POLICIES
Units Issued................................................     64              150             1,104              963
Units Redeemed..............................................     (7)             (79)             (76)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     57               71             1,028              941
                                                                ===              ===             =====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     Van Kampen UIF
        Emerging           Victory VIF
    Markets Equity--   Diversified Stock--
        Class II          Class A Shares
    ----------------   --------------------
    2005    2004(d)     2005      2004(h)
    ---------------------------------------
     180      109         322       202
     (10)      (6)        (23)      (18)
     ---      ---         ---       ---
     170      103         299       184
     ===      ===         ===       ===
      13       --          13        --
      --       --          --        --
     ---      ---         ---       ---
      13       --          13        --
     ===      ===         ===       ===
     273      230         133       107
     (23)     (33)        (11)       (1)
     ---      ---         ---       ---
     250      197         122       106
     ===      ===         ===       ===
     309      239         221       148
     (14)      (5)         (7)       (1)
     ---      ---         ---       ---
     295      234         214       147
     ===      ===         ===       ===
      22        6          21         1
      --       --          --        --
     ---      ---         ---       ---
      22        6          21         1
     ===      ===         ===       ===
     276      125         180        91
      (8)      (3)         (1)       --
     ---      ---         ---       ---
     268      122         179        91
     ===      ===         ===       ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, 2003, 2002 and 2001:


                                                                           MainStay VP
                                                                    Basic Value--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 33,772   $ 37,374   $ 34,701   $ 34,818   $ 44,680
Units Outstanding..................................       2,904      3,342      3,407      4,314      4,211
Variable Accumulation Unit Value...................    $  11.63   $  11.18   $  10.18   $   8.07   $  10.61
Total Return.......................................        4.0%       9.8%      26.2%     (23.9%)     (5.9%)
Investment Income Ratio............................        0.9%       1.0%       0.8%       0.6%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    336   $    395   $    374   $    309   $    336
Units Outstanding..................................          31         38         40         41         34
Variable Accumulation Unit Value...................    $  10.74   $  10.34   $   9.43   $   7.49   $   9.86
Total Return.......................................        3.8%       9.7%      26.0%     (24.0%)     (6.0%)
Investment Income Ratio............................        0.8%       1.0%       0.8%       0.6%       0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,362   $ 13,234   $ 11,630   $  5,637   $  4,231
Units Outstanding..................................       1,073      1,296      1,249        762        434
Variable Accumulation Unit Value...................    $  10.59   $  10.21   $   9.31   $   7.40   $   9.74
Total Return.......................................        3.8%       9.6%      25.9%     (24.1%)     (6.1%)
Investment Income Ratio............................        0.9%       1.0%       1.0%       0.8%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,129   $  3,137   $  2,835   $    810   $     --
Units Outstanding..................................         272        284        281        101         --
Variable Accumulation Unit Value...................    $  11.49   $  11.06   $  10.07   $   7.99   $     --
Total Return.......................................        3.9%       9.8%      26.1%     (20.1%)        --
Investment Income Ratio............................        0.9%       1.0%       1.1%       2.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    282   $    273   $     46   $     --   $     --
Units Outstanding..................................          19         19          3         --         --
Variable Accumulation Unit Value...................    $  15.03   $  14.52   $  13.28   $     --   $     --
Total Return.......................................        3.5%       9.3%      32.8%         --         --
Investment Income Ratio............................        1.0%       1.0%       1.8%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                          BOND--INITIAL CLASS                            CAPITAL APPRECIATION--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $143,751   $165,678   $196,827   $216,196   $158,984   $282,124   $338,179   $377,779   $330,249   $553,783
             8,911     10,346     12,616     14,282     11,339     15,825     20,255     23,240     25,441     29,099
          $  16.14   $  16.01   $  15.60   $  15.14   $  14.02   $  17.85   $  16.70   $  16.26   $  12.98   $  19.03
              0.8%       2.6%       3.1%       8.0%       7.8%       6.9%       2.7%      25.2%     (31.8%)    (24.3%)
              3.0%       3.3%       3.7%       5.1%       6.4%         --       0.2%       0.2%       0.1%       0.1%

          $  1,139   $  1,250   $  1,536   $  2,094   $  1,100   $    652   $    862   $    976   $    847   $  1,333
                87         96        121        170         96         98        138        160        174        186
          $  13.08   $  13.00   $  12.68   $  12.32   $  11.43   $   6.68   $   6.26   $   6.11   $   4.88   $   7.17
              0.6%       2.5%       2.9%       7.8%       7.6%       6.8%       2.6%      25.0%     (31.9%)    (24.4%)
              3.1%       3.2%       3.3%       5.5%       6.1%         --       0.2%       0.2%       0.1%       0.1%

          $ 46,639   $ 53,616   $ 64,492   $ 42,745   $  7,920   $ 20,832   $ 23,810   $ 25,919   $ 13,383   $ 11,161
             3,643      4,212      5,189      3,538        706      3,416      4,168      4,651      3,001      1,704
          $  12.80   $  12.73   $  12.43   $  12.08   $  11.21   $   6.09   $   5.71   $   5.57   $   4.46   $   6.55
              0.6%       2.4%       2.9%       7.7%       7.5%       6.7%       2.5%      25.0%     (31.9%)    (24.5%)
              3.0%       3.3%       4.2%       8.5%      13.3%         --       0.2%       0.3%       0.1%       0.2%

          $ 13,277   $ 14,522   $ 17,219   $  6,150   $     --   $  8,595   $  8,988   $  8,812   $  2,958   $     --
             1,158      1,276      1,552        571         --        839        937        943        396         --
          $  11.47   $  11.39   $  11.10   $  10.77   $     --   $  10.25   $   9.59   $   9.34   $   7.46   $     --
              0.7%       2.6%       3.0%       7.7%         --       6.9%       2.7%      25.2%     (25.4%)        --
              3.1%       3.4%       4.8%      18.9%         --         --       0.2%       0.3%       0.5%         --

          $    271   $    274   $    356   $    137   $     --   $     30   $     58   $     60   $     14   $     --
                25         25         33         13         --          2          5          5          1         --
          $  11.07   $  11.03   $  10.80   $  10.52   $     --   $  12.49   $  11.73   $  11.47   $   9.20   $     --
              0.3%       2.2%       2.6%       5.2%         --       6.4%       2.2%      24.7%      (8.0%)        --
              3.2%       3.2%       4.5%      23.5%         --         --       0.3%       0.3%       1.1%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                         Cash Management
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $104,359   $125,022   $163,925   $263,444   $260,067
Units Outstanding..................................      82,631    100,042    130,435    208,084    205,310
Variable Accumulation Unit Value...................    $   1.27   $   1.25   $   1.26   $   1.27   $   1.27
Total Return.......................................        1.5%      (0.6%)     (0.7%)     (0.1%)      2.4%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  3,519   $  3,728   $  3,796   $ 27,216   $ 16,214
Units Outstanding..................................       3,332      3,618      3,657     25,991     15,454
Variable Accumulation Unit Value...................    $   1.04   $   1.03   $   1.04   $   1.05   $   1.05
Total Return.......................................        1.4%      (0.7%)     (0.9%)     (0.2%)      2.3%
Investment Income Ratio............................        2.8%       0.8%       0.7%       1.4%       3.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,117   $ 40,778   $ 50,236   $ 68,335   $ 31,624
Units Outstanding..................................      38,715     39,941     48,830     65,803     30,376
Variable Accumulation Unit Value...................    $   1.03   $   1.02   $   1.03   $   1.04   $   1.04
Total Return.......................................        1.3%      (0.8%)     (0.9%)     (0.3%)      2.1%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,248   $ 17,481   $ 16,441   $  4,942   $     --
Units Outstanding..................................      18,974     17,751     16,593      4,949         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.5%      (0.6%)     (0.8%)     (0.1%)        --
Investment Income Ratio............................        2.9%       0.9%       0.6%       1.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  2,154   $  2,339   $  2,061   $    170   $     --
Units Outstanding..................................       2,184      2,397      2,091        170         --
Variable Accumulation Unit Value...................    $   0.99   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.1%      (1.0%)     (1.2%)     (0.3%)        --
Investment Income Ratio............................        2.9%       0.8%       0.6%       1.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  7,743   $  9,581   $  2,868   $     --   $     --
Units Outstanding..................................       7,833      9,734      2,887         --         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $     --   $     --
Total Return.......................................        1.2%      (0.9%)     (0.7%)        --         --
Investment Income Ratio............................        2.9%       1.0%       0.6%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                COMMON STOCK--INITIAL CLASS                             CONVERTIBLE--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $234,431   $270,485   $278,265   $244,017   $359,198   $143,841   $162,933   $169,402   $132,023   $144,131
       9,934     12,168     13,689     14,959     16,447      7,778      9,263     10,078      9,467      9,385
    $  23.61   $  22.23   $  20.33   $  16.31   $  21.84   $  18.49   $  17.59   $  16.81   $  13.95   $  15.36
        6.2%       9.4%      24.6%     (25.3%)    (18.2%)      5.1%       4.6%      20.5%      (9.2%)     (3.5%)
        0.9%       1.4%       1.0%       0.9%       0.7%       1.5%       1.8%       2.4%       2.7%       3.8%

    $    902   $  1,065   $  1,077   $  1,249   $  1,763   $  1,313   $  1,516   $  1,599   $  1,651   $  1,733
         110        137        152        219        230        126        153        168        209        199
    $   8.22   $   7.75   $   7.10   $   5.71   $   7.65   $  10.42   $   9.93   $   9.50   $   7.89   $   8.71
        6.0%       9.2%      24.4%     (25.4%)    (18.4%)      5.0%       4.5%      20.4%      (9.3%)     (3.7%)
        0.9%       1.4%       0.9%       0.9%       0.7%       1.4%       1.9%       2.0%       2.6%       3.9%

    $ 30,004   $ 32,680   $ 31,601   $ 21,125   $ 15,827   $ 34,249   $ 41,714   $ 41,469   $ 20,475   $  9,385
       3,632      4,192      4,424      3,678      2,054      3,436      4,391      4,559      2,708      1,125
    $   8.26   $   7.80   $   7.14   $   5.74   $   7.70   $   9.97   $   9.50   $   9.10   $   7.56   $   8.34
        6.0%       9.1%      24.4%     (25.5%)    (18.4%)      4.9%       4.4%      20.3%      (9.4%)     (3.8%)
        1.0%       1.4%       1.2%       1.2%       1.4%       1.4%       1.9%       2.8%       4.0%       7.5%

    $  9,394   $  9,421   $  8,754   $  2,967   $     --   $ 12,116   $ 12,704   $ 12,094   $  3,675   $     --
         805        856        870        367         --        987      1,087      1,083        396         --
    $  11.68   $  11.00   $  10.07   $   8.08   $     --   $  12.28   $  11.68   $  11.17   $   9.27   $     --
        6.1%       9.3%      24.6%     (19.2%)        --       5.1%       4.6%      20.5%      (7.3%)        --
        1.0%       1.4%       1.3%       4.6%         --       1.5%       1.9%       3.0%      11.7%         --

    $    316   $    325   $    247   $     19   $     --   $    229   $    246   $    193   $     13   $     --
          24         26         22          2         --         17         19         15          1         --
    $  13.08   $  12.38   $  11.37   $   9.16   $     --   $  13.56   $  12.96   $  12.44   $  10.37   $     --
        5.7%       8.9%      24.1%      (8.4%)        --       4.7%       4.2%      20.0%       3.7%         --
        1.1%       1.6%       1.6%       6.0%         --       1.5%       2.0%       4.1%      14.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                 DEVELOPING GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 15,387   $ 24,385   $ 25,669   $ 17,566   $ 25,662
Units Outstanding..................................       1,609      2,817      3,094      2,893      2,959
Variable Accumulation Unit Value...................    $   9.57   $   8.66   $   8.30   $   6.07   $   8.67
Total Return.......................................       10.5%       4.4%      36.6%     (30.0%)     (8.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    188   $    174   $    225   $    109   $     52
Units Outstanding..................................          21         21         28         19          6
Variable Accumulation Unit Value...................    $   9.14   $   8.28   $   7.95   $   5.83   $   8.33
Total Return.......................................       10.3%       4.2%      36.4%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  5,528   $  5,538   $  5,667   $  1,601   $    906
Units Outstanding..................................         603        666        710        273        108
Variable Accumulation Unit Value...................    $   9.17   $   8.32   $   7.99   $   5.86   $   8.38
Total Return.......................................       10.3%       4.2%      36.3%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,575   $  1,530   $  1,394   $    321   $     --
Units Outstanding..................................         130        139        132         42         --
Variable Accumulation Unit Value...................    $  12.15   $  11.00   $  10.54   $   7.72   $     --
Total Return.......................................       10.4%       4.3%      36.5%     (22.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     15   $     14   $      8   $     --   $     --
Units Outstanding..................................           1          1          1         --         --
Variable Accumulation Unit Value...................    $  15.01   $  13.64   $  13.13   $     --   $     --
Total Return.......................................       10.0%       3.9%      31.3%         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               MAINSTAY VP
                        MAINSTAY VP                                             HIGH YIELD
                 GOVERNMENT--INITIAL CLASS                            CORPORATE BOND--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $105,432   $127,522   $169,701   $230,480   $115,641   $532,635   $623,762   $617,551   $417,268   $426,004
       6,756      8,248     11,183     15,260      8,293     23,132     27,478     30,240     27,478     28,228
    $  15.61   $  15.46   $  15.17   $  15.10   $  13.94   $  23.05   $  22.70   $  20.42   $  15.19   $  15.09
        1.0%       1.9%       0.5%       8.3%       5.1%       1.5%      11.2%      34.5%       0.6%       3.4%
        2.9%       3.7%       3.6%       4.1%       5.4%       5.5%       6.9%       8.0%      10.4%      12.1%

    $  1,063   $  1,442   $  1,957   $  3,456   $  1,420   $  3,072   $  5,698   $  4,851   $  2,462   $  1,428
          86        117        162        287        128        213        396        375        255        149
    $  12.38   $  12.28   $  12.07   $  12.04   $  11.13   $  14.57   $  14.38   $  12.95   $   9.65   $   9.60
        0.8%       1.7%       0.3%       8.2%       5.0%       1.4%      11.0%      34.3%       0.5%       3.3%
        2.8%       3.7%       2.9%       4.5%       5.5%       4.3%       7.5%       9.3%      15.7%      14.2%

    $ 37,741   $ 46,405   $ 59,899   $ 45,740   $  8,792   $105,143   $124,365   $118,930   $ 43,111   $ 15,118
       3,086      3,823      5,017      3,842        798      7,353      8,808      9,345      4,546      1,601
    $  12.23   $  12.14   $  11.94   $  11.91   $  11.01   $  14.31   $  14.12   $  12.73   $   9.48   $   9.44
        0.8%       1.7%       0.3%       8.1%       5.0%       1.3%      10.9%      34.2%       0.4%       3.2%
        2.8%       3.7%       4.2%       6.0%      10.7%       5.6%       7.2%       9.3%      17.1%      28.7%

    $ 11,975   $ 13,857   $ 17,692   $  9,291   $     --   $ 37,289   $ 42,153   $ 35,842   $  7,503   $     --
       1,082      1,262      1,641        865         --      2,554      2,920      2,759        776         --
    $  11.08   $  10.98   $  10.78   $  10.74   $     --   $  14.65   $  14.44   $  12.99   $   9.67   $     --
        0.9%       1.8%       0.4%       7.4%         --       1.5%      11.1%      34.4%      (3.3%)        --
        2.9%       3.7%       4.4%      13.1%         --       5.6%       7.5%      10.4%      44.0%         --

    $    301   $    361   $    508   $    168   $     --   $  1,179   $  1,399   $  1,542   $     66   $     --
          28         34         48         16         --         78         92        112          6         --
    $  10.73   $  10.68   $  10.52   $  10.52   $     --   $  15.38   $  15.22   $  13.75   $  10.27   $     --
        0.5%       1.4%         --       5.2%         --       1.1%      10.7%      33.9%       2.7%         --
        2.9%       2.7%       5.0%      15.1%         --       6.6%       8.8%      11.9%      50.4%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                  INCOME & GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 42,001   $ 46,438   $ 44,045   $ 43,336   $ 55,929
Units Outstanding..................................       3,636      4,151      4,374      5,461      5,593
Variable Accumulation Unit Value...................    $  11.55   $  11.19   $  10.07   $   7.94   $  10.00
Total Return.......................................        3.2%      11.1%      26.9%     (20.6%)     (9.8%)
Investment Income Ratio............................        1.1%       1.7%       1.4%       1.1%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    314   $    316   $    309   $    213   $     71
Units Outstanding                                            33         34         37         32          9
Variable Accumulation Unit Value...................    $   9.52   $   9.24   $   8.33   $   6.57   $   8.29
Total Return.......................................        3.1%      10.9%      26.7%     (20.8%)    (10.0%)
Investment Income Ratio............................        1.1%       1.7%       1.6%       1.8%       0.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,863   $  8,690   $  7,574   $  3,274   $  1,388
Units Outstanding..................................         949        959        927        507        170
Variable Accumulation Unit Value...................    $   9.34   $   9.06   $   8.17   $   6.45   $   8.15
Total Return.......................................        3.0%      10.9%      26.7%     (20.8%)     (9.9%)
Investment Income Ratio............................        1.2%       1.8%       1.8%       1.7%       1.6%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,369   $  2,452   $  2,018   $    529   $     --
Units Outstanding..................................         200        214        195         65         --
Variable Accumulation Unit Value...................    $  11.85   $  11.48   $  10.34   $   8.15   $     --
Total Return.......................................        3.2%      11.0%      26.8%     (18.5%)        --
Investment Income Ratio............................        1.1%       1.8%       1.9%       6.2%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     66   $     12   $      1   $     --   $     --
Units Outstanding..................................           5          1         --         --         --
Variable Accumulation Unit Value...................    $  13.00   $  12.65   $  11.44   $     --   $     --
Total Return.......................................        2.8%      10.6%      14.4%         --         --
Investment Income Ratio............................        1.6%       1.1%       4.2%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
            INTERNATIONAL EQUITY--INITIAL CLASS                      LARGE CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 67,127   $ 52,910   $ 34,845   $ 23,569   $ 19,878   $ 63,856   $ 79,285   $ 97,271   $ 82,525   $132,751
       3,484      2,925      2,229      1,933      1,537      5,180      6,615      7,818      8,375      9,537
    $  19.26   $  18.09   $  15.63   $  12.19   $  12.94   $  12.33   $  11.98   $  12.44   $   9.85   $  13.92
        6.5%      15.7%      28.2%      (5.7%)    (15.2%)      2.9%      (3.7%)     26.3%     (29.2%)    (17.7%)
        1.8%       1.1%       2.1%       1.5%       1.4%         --       0.2%       0.2%       0.1%         --

    $    633   $    577   $    425   $    257   $    254   $    439   $    473   $    633   $    479   $    537
          54         52         45         34         32         64         71         91         87         69
    $  11.72   $  11.02   $   9.54   $   7.45   $   7.92   $   6.88   $   6.70   $   6.96   $   5.52   $   7.81
        6.3%      15.5%      28.0%      (5.9%)    (15.3%)      2.7%      (3.8%)     26.1%     (29.3%)    (17.9%)
        1.6%       0.9%       0.4%       0.2%       0.6%         --       0.2%       0.2%       0.1%         --

    $ 18,508   $ 15,214   $ 10,625   $  3,599   $  1,063   $ 10,732   $ 13,389   $ 16,377   $  8,998   $  9,015
       1,576      1,377      1,110        481        134      1,827      2,343      2,754      1,907      1,350
    $  11.75   $  11.05   $   9.57   $   7.48   $   7.95   $   5.87   $   5.72   $   5.95   $   4.72   $   6.68
        6.3%      15.5%      27.9%      (5.9%)    (15.4%)      2.7%      (3.9%)     26.0%     (29.4%)    (17.8%)
        1.7%       1.1%       2.3%       2.5%       1.8%         --       0.2%       0.2%       0.1%         --

    $  5,810   $  4,582   $  3,285   $    707   $     --   $  3,000   $  3,497   $  3,610   $  1,117   $     --
         417        351        291         80         --        304        364        362        141         --
    $  13.91   $  13.07   $  11.30   $   8.82   $     --   $   9.87   $   9.60   $   9.97   $   7.90   $     --
        6.4%      15.7%      28.1%     (11.8%)        --       2.9%      (3.7%)     26.2%     (21.0%)        --
        1.8%       1.0%       2.6%       5.9%         --         --       0.2%       0.2%       0.3%         --

    $    386   $    375   $     62   $     14   $     --   $     90   $     77   $     48   $     --   $     --
          25         26          5          1         --          8          7          4         --         --
    $  15.26   $  14.39   $  12.49   $   9.79   $     --   $  11.87   $  11.58   $  12.08   $   9.60   $     --
        6.0%      15.2%      27.6%      (2.1%)        --       2.4%      (4.1%)     25.8%      (4.0%)        --
        1.8%       1.4%       2.1%       6.6%         --         --       0.3%       0.3%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                   Mid Cap Core--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 47,318   $ 38,315   $ 24,078   $ 15,024   $  6,859
Units Outstanding..................................       3,204      2,964      2,245      1,872        734
Variable Accumulation Unit Value...................    $  14.77   $  12.92   $  10.73   $   8.03   $   9.35
Total Return.......................................       14.3%      20.5%      33.6%     (14.1%)     (6.5%)
Investment Income Ratio............................        0.6%       0.6%       0.5%       0.4%       0.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    313   $    155   $    170   $     69   $     --
Units Outstanding..................................          20         11         15          8         --
Variable Accumulation Unit Value...................    $  15.89   $  13.93   $  11.57   $   8.67   $     --
Total Return.......................................       14.1%      20.3%      33.4%     (13.3%)        --
Investment Income Ratio............................        0.7%       0.4%       0.5%       0.5%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 20,574   $ 15,820   $ 11,573   $  3,510   $    241
Units Outstanding..................................       1,348      1,182      1,040        420         25
Variable Accumulation Unit Value...................    $  15.27   $  13.39   $  11.13   $   8.35   $   9.74
Total Return.......................................       14.0%      20.3%      33.3%     (14.3%)     (2.6%)
Investment Income Ratio............................        0.6%       0.5%       0.6%       0.7%       1.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,824   $  5,835   $  4,278   $  1,240   $     --
Units Outstanding..................................         456        445        393        152         --
Variable Accumulation Unit Value...................    $  14.96   $  13.10   $  10.88   $   8.14   $     --
Total Return.......................................       14.2%      20.4%      33.5%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.5%       0.5%       1.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     27   $     24   $     45   $     10   $     --
Units Outstanding..................................           2          2          4          1         --
Variable Accumulation Unit Value...................    $  17.60   $  15.47   $  12.90   $   9.70   $     --
Total Return.......................................       13.7%      20.0%      33.0%      (3.0%)        --
Investment Income Ratio............................        0.5%       0.3%       0.6%       1.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                     MID CAP GROWTH--INITIAL CLASS                           MID CAP VALUE--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,803   $ 54,207   $ 36,546   $ 11,317   $  7,773   $ 96,022   $ 89,742   $ 65,297   $ 44,528   $ 17,502
             5,239      4,905      3,998      1,768        855      7,547      7,353      6,201      5,378      1,781
          $  12.76   $  11.05   $   9.14   $   6.40   $   9.09   $  12.72   $  12.20   $  10.53   $   8.28   $   9.83
             15.5%      20.9%      42.8%     (29.6%)     (9.1%)      4.2%      15.9%      27.2%     (15.8%)     (1.7%)
                --         --         --         --         --       0.8%       0.9%       1.1%       1.3%       1.6%

          $    470   $    292   $    198   $    142   $     55   $    715   $    807   $    678   $    549   $    109
                29         21         17         17          5         57         67         65         67         11
          $  16.26   $  14.10   $  11.68   $   8.19   $  11.65   $  12.59   $  12.10   $  10.45   $   8.23   $   9.78
             15.3%      20.7%      42.6%     (29.7%)     16.5%       4.1%      15.7%      27.0%     (15.9%)     (2.2%)
                --         --         --         --         --       0.7%       0.9%       1.0%       1.6%       2.4%

          $ 26,887   $ 22,005   $ 17,706   $  3,961   $    365   $ 43,214   $ 40,034   $ 30,861   $ 15,132   $  1,409
             2,077      1,958      1,901        606         39      3,378      3,255      2,903      1,806        141
          $  12.96   $  11.24   $   9.32   $   6.54   $   9.30   $  12.79   $  12.30   $  10.63   $   8.38   $   9.96
             15.3%      20.7%      42.5%     (29.7%)     (7.0%)      4.0%      15.7%      26.9%     (15.9%)     (0.4%)
                --         --         --         --         --       0.8%       0.9%       1.2%       2.1%       3.2%

          $  9,387   $  7,944   $  5,924   $  1,392   $     --   $ 13,991   $ 13,799   $ 11,463   $  3,414   $     --
               672        657        592        199         --      1,127      1,158      1,114        422         --
          $  13.96   $  12.09   $  10.01   $   7.01   $     --   $  12.42   $  11.92   $  10.29   $   8.09   $     --
             15.4%      20.8%      42.7%     (29.9%)        --       4.2%      15.9%      27.1%     (19.1%)        --
                --         --         --         --         --       0.8%       0.9%       1.3%       3.9%         --

          $     45   $    106   $    107   $     15   $     --   $    259   $    378   $    302   $    113   $     --
                 2          6          7          2         --         21         32         29         14         --
          $  20.06   $  17.45   $  14.50   $  10.20   $     --   $  12.42   $  11.97   $  10.37   $   8.19   $     --
             15.0%      20.4%      42.1%       2.0%         --       3.8%      15.4%      26.6%     (18.1%)        --
                --         --         --         --         --       0.6%       0.8%       1.2%       3.5%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   S&P 500 INDEX--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $463,829   $533,383   $535,415   $447,495   $647,391
Units Outstanding..................................      19,872     23,603     25,814     27,274     30,265
Variable Accumulation Unit Value...................    $  23.35   $  22.60   $  20.74   $  16.41   $  21.39
Total Return.......................................        3.3%       9.0%      26.4%     (23.3%)    (13.3%)
Investment Income Ratio............................        1.1%       1.5%       1.4%       1.2%       1.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,578   $  1,797   $  1,788   $  1,559   $  1,826
Units Outstanding..................................         179        210        227        250        224
Variable Accumulation Unit Value...................    $   8.83   $   8.56   $   7.87   $   6.23   $   8.14
Total Return.......................................        3.2%       8.8%      26.2%     (23.4%)    (13.4%)
Investment Income Ratio............................        1.1%       1.5%       1.3%       1.4%       1.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 72,357   $ 76,899   $ 70,812   $ 37,642   $ 16,799
Units Outstanding..................................       8,434      9,241      9,253      6,206      2,120
Variable Accumulation Unit Value...................    $   8.58   $   8.32   $   7.65   $   6.07   $   7.92
Total Return.......................................        3.1%       8.7%      26.2%     (23.5%)    (13.5%)
Investment Income Ratio............................        1.2%       1.5%       1.6%       1.8%       2.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 21,290   $ 21,843   $ 19,067   $  5,417   $     --
Units Outstanding..................................       1,826      1,935      1,839        660         --
Variable Accumulation Unit Value...................    $  11.66   $  11.29   $  10.37   $   8.20   $     --
Total Return.......................................        3.3%       8.9%      26.4%     (18.0%)        --
Investment Income Ratio............................        1.2%       1.6%       1.8%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    345   $    414   $    264   $     76   $     --
Units Outstanding..................................          25         31         21          8         --
Variable Accumulation Unit Value...................    $  13.82   $  13.43   $  12.39   $   9.84   $     --
Total Return.......................................        2.9%       8.5%      25.8%      (1.6%)        --
Investment Income Ratio............................        1.1%       1.6%       1.7%       8.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
              SMALL CAP GROWTH--INITIAL CLASS                          TOTAL RETURN--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 38,454   $ 45,369   $ 40,155   $ 17,889   $ 12,197   $179,431   $216,659   $233,917   $213,473   $296,704
       3,613      4,375      4,177      2,600      1,286      9,593     12,145     13,754     14,813     16,939
    $  10.64   $  10.37   $   9.61   $   6.88   $   9.48   $  18.74   $  17.84   $  17.01   $  14.41   $  17.52
        2.6%       7.9%      39.7%     (27.4%)     (5.2%)      5.0%       4.9%      18.0%     (17.7%)    (11.9%)
          --         --         --         --         --       1.4%       1.6%       1.9%       2.3%       2.5%

    $    363   $    449   $    426   $    267   $    268   $    500   $    724   $  1,895   $  1,847   $  2,444
          33         42         43         38         28         58         88        242        278        302
    $  10.89   $  10.63   $   9.86   $   7.07   $   9.76   $   8.60   $   8.20   $   7.83   $   6.64   $   8.09
        2.5%       7.7%      39.5%     (27.5%)     (2.4%)      4.9%       4.7%      17.8%     (17.8%)    (12.1%)
          --         --         --         --         --       1.3%       1.0%       1.7%       2.4%       3.1%

    $ 16,095   $ 18,573   $ 17,970   $  5,362   $    786   $ 18,186   $ 21,718   $ 21,510   $ 11,221   $  5,557
       1,527      1,804      1,879        782         83      2,210      2,767      2,868      1,762        717
    $  10.55   $  10.30   $   9.56   $   6.86   $   9.47   $   8.23   $   7.85   $   7.50   $   6.37   $   7.75
        2.4%       7.7%      39.4%     (27.6%)     (5.3%)      4.8%       4.7%      17.8%     (17.9%)    (12.1%)
          --         --         --         --         --       1.4%       1.7%       2.3%       3.6%       5.2%

    $  7,745   $  8,101   $  7,514   $  1,798   $     --   $  6,488   $  6,866   $  6,662   $  2,063   $     --
         677        726        726        243         --        573        636        647        236         --
    $  11.45   $  11.16   $  10.35   $   7.41   $     --   $  11.33   $  10.79   $  10.29   $   8.73   $     --
        2.6%       7.8%      39.7%     (25.9%)        --       5.0%       4.8%      18.0%     (12.7%)        --
          --         --         --         --         --       1.5%       1.7%       2.6%      11.3%         --

    $     78   $    130   $    126   $     14   $     --   $    308   $    351   $    305   $     12   $     --
           6         10         11          2         --         24         29         26          1         --
    $  12.68   $  12.41   $  11.55   $   8.31   $     --   $  12.74   $  12.19   $  11.67   $   9.93   $     --
        2.2%       7.4%      39.1%     (16.9%)        --       4.6%       4.4%      17.5%      (0.7%)        --
          --         --         --         --         --       1.4%       1.8%       3.1%      23.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       VALUE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $184,372   $205,052   $202,324   $169,824   $213,977
Units Outstanding..................................       8,804     10,255     11,104     11,706     11,482
Variable Accumulation Unit Value...................    $  20.95   $  19.99   $  18.22   $  14.51   $  18.64
Total Return.......................................        4.8%       9.7%      25.6%     (22.2%)     (1.0%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.4%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $    936   $  1,017   $  1,072   $    903   $    802
Units Outstanding..................................          77         87        101        106         73
Variable Accumulation Unit Value...................    $  12.20   $  11.66   $  10.64   $   8.49   $  10.92
Total Return.......................................        4.6%       9.6%      25.4%     (22.3%)     (1.1%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.5%       2.2%

SERIES III POLICIES (c)
Net Assets.........................................    $ 42,103   $ 40,492   $ 36,811   $ 22,026   $ 10,836
Units Outstanding..................................       3,616      3,635      3,619      2,714      1,037
Variable Accumulation Unit Value...................    $  11.65   $  11.14   $  10.17   $   8.11   $  10.44
Total Return.......................................        4.6%       9.5%      25.4%     (22.3%)     (1.2%)
Investment Income Ratio............................        1.2%       1.2%       1.8%       2.1%       3.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,565   $ 11,987   $ 11,041   $  3,870   $     --
Units Outstanding..................................       1,046      1,135      1,147        505         --
Variable Accumulation Unit Value...................    $  11.06   $  10.56   $   9.63   $   7.67   $     --
Total Return.......................................        4.7%       9.7%      25.5%     (23.3%)        --
Investment Income Ratio............................        1.2%       1.2%       1.9%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    179   $    234   $    230   $     50   $     --
Units Outstanding..................................          15         21         22          6         --
Variable Accumulation Unit Value...................    $  11.89   $  11.40   $  10.43   $   8.34   $     --
Total Return.......................................        4.3%       9.2%      25.0%     (16.6%)        --
Investment Income Ratio............................        1.0%       1.1%       2.0%       8.9%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                             ALGER AMERICAN                                            AMSOUTH
                         SMALL CAPITALIZATION--                                        ENHANCED
                             CLASS O SHARES                                          MARKET FUND
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,237   $ 64,616   $ 60,347   $ 44,207   $ 66,445   $     --   $     --   $     --   $     --   $     --
             5,793      6,515      6,994      7,192      7,864         --         --         --         --         --
          $  11.43   $   9.92   $   8.63   $   6.15   $   8.45   $     --   $     --   $     --   $     --   $     --
             15.3%      15.0%      40.4%     (27.3%)    (30.5%)        --         --         --         --         --
                --         --         --         --       0.1%         --         --         --         --         --

          $    430   $    442   $    418   $    417   $    514   $     --   $     --   $     --   $     --   $     --
                54         64         69         97         87         --         --         --         --         --
          $   7.99   $   6.94   $   6.05   $   4.31   $   5.94   $     --   $     --   $     --   $     --   $     --
             15.1%      14.8%      40.2%     (27.4%)    (30.6%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $ 12,448   $ 12,381   $ 10,455   $  5,200   $  5,162   $     --   $  2,576   $  2,415   $  1,562   $  1,112
             1,686      1,925      1,865      1,299        936         --        288        293        239        127
          $   7.40   $   6.43   $   5.61   $   4.00   $   5.51   $     --   $   8.94   $   8.24   $   6.53   $   8.75
             15.0%      14.7%      40.1%     (27.4%)    (30.7%)        --       8.5%      26.2%      25.4%     (12.5%)
                --         --         --         --         --         --       0.9%       0.8%       0.5%       0.1%

          $  3,090   $  2,438   $  2,010   $    376   $     --   $     --   $     --   $     --   $     --   $     --
               204        185        175         46         --         --         --         --         --         --
          $  15.20   $  13.20   $  11.49   $   8.19   $     --   $     --   $     --   $     --   $     --   $     --
             15.2%      14.9%      40.3%     (18.1%)        --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $    133   $    147   $     54   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 7          9          4         --         --         --         --         --         --         --
          $  17.75   $  15.47   $  13.52   $     --   $     --   $     --   $     --   $     --   $     --   $     --
             14.7%      14.4%      35.2%         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $    415   $    133   $     --   $     --
                --         --         --         --         --         --         34         12         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $  12.23   $  11.29   $     --   $     --
                --         --         --         --         --         --       8.4%      12.9%         --         --
                --         --         --         --         --         --       1.1%       1.1%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                  AMSOUTH
                                                                               INTERNATIONAL
                                                                                EQUITY FUND
                                                       --------------------------------------------------------------
                                                          2005         2004         2003         2002         2001
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES II POLICIES (b)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES III POLICIES (c)
Net Assets.........................................    $       --   $      558   $      361   $      139   $      116
Units Outstanding..................................            --           44           36           21           14
Variable Accumulation Unit Value...................    $       --   $    12.65   $    10.16   $     6.71   $     8.16
Total Return.......................................            --        24.5%        51.3%       (17.7%)      (18.4%)
Investment Income Ratio............................            --           --         0.9%         0.3%           --

SERIES IV POLICIES (d)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES V POLICIES (e)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES VI POLICIES (f)
Net Assets.........................................    $       --   $      194   $       32   $       --   $       --
Units Outstanding..................................            --           12            3           --           --
Variable Accumulation Unit Value...................    $       --   $    15.65   $    12.59   $       --   $       --
Total Return.......................................            --        24.3%        25.9%           --           --
Investment Income Ratio............................            --           --         3.1%           --           --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                      AMSOUTH                                              AMSOUTH
                                   LARGE CAP FUND                                        MID CAP FUND
          ----------------------------------------------------------------   ------------------------------------
             2005         2004         2003          2002          2001         2005         2004         2003
          -------------------------------------------------------------------------------------------------------
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $    3,896   $     3,889   $     2,526   $    1,883   $       --   $    1,695   $    1,412
                  --          460           478           385          216           --          199          189
          $       --   $     8.46   $      8.13   $      6.57   $     8.72   $       --   $     8.50   $     7.48
                  --         4.1%         23.8%        (24.7%)      (12.8%)          --        13.7%        32.0%
                  --         0.3%          0.2%          0.2%           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $      561   $       134   $        --   $       --   $       --   $      272   $       86
                  --           49            12            --           --           --           20            7
          $       --   $    11.42   $     10.99   $        --   $       --   $       --   $    13.37   $    11.78
                  --         3.9%          9.9%            --           --           --        13.5%        17.8%
                  --         0.4%          0.4%            --           --           --           --           --

                  AMSOUTH
               MID CAP FUND
          -----------------------
             2002         2001
          -----------------------
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $      826   $      515
                 146           70
          $     5.66   $     7.38
              (23.2%)      (26.2%)
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             CALVERT
                                                                              SOCIAL
                                                                             BALANCED
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 28,572   $ 30,071   $ 27,683   $ 23,139   $ 27,380
Units Outstanding..................................       1,536      1,684      1,655      1,627      1,668
Variable Accumulation Unit Value...................    $  18.61   $  17.86   $  16.73   $  14.22   $  16.41
Total Return.......................................        4.2%       6.8%      17.7%     (13.4%)     (8.3%)
Investment Income Ratio............................        1.7%       1.7%       2.0%       2.7%       3.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    155   $    157   $    125   $    111   $     98
Units Outstanding..................................          16         17         14         15         11
Variable Accumulation Unit Value...................    $   9.66   $   9.29   $   8.71   $   7.42   $   8.57
Total Return.......................................        4.0%       6.6%      17.5%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.9%       1.6%       1.8%       3.1%       3.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,766   $ 10,514   $  8,419   $  3,779   $  1,957
Units Outstanding..................................       1,148      1,166        995        524        235
Variable Accumulation Unit Value...................    $   9.37   $   9.02   $   8.46   $   7.21   $   8.34
Total Return.......................................        4.0%       6.5%      17.4%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.8%       1.8%       2.6%       4.1%       7.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  5,075   $  4,417   $  2,279   $    352   $     --
Units Outstanding..................................         421        382        210         38         --
Variable Accumulation Unit Value...................    $  12.06   $  11.58   $  10.85   $   9.23   $     --
Total Return.......................................        4.1%       6.7%      17.6%      (7.7%)        --
Investment Income Ratio............................        1.9%       2.1%       3.5%      10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    833   $    751   $     70   $      5   $     --
Units Outstanding..................................          64         60          6          1         --
Variable Accumulation Unit Value...................    $  13.02   $  12.55   $  11.81   $  10.08   $     --
Total Return.......................................        3.7%       6.3%      17.1%       0.8%         --
Investment Income Ratio............................        1.9%       2.7%       4.6%      24.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  2,345   $  1,673   $    469   $     --   $     --
Units Outstanding..................................         197        146         43         --         --
Variable Accumulation Unit Value...................    $  11.92   $  11.48   $  10.80   $     --   $     --
Total Return.......................................        3.8%       6.4%       8.0%         --         --
Investment Income Ratio............................        2.1%       2.5%       7.3%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         DREYFUS IP                                            FIDELITY(R)
                    TECHNOLOGY GROWTH--                                    VIP CONTRAFUND(R)--
                       INITIAL SHARES                                         INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 12,609   $ 16,780   $ 17,740   $  4,790   $  3,197   $346,947   $319,270   $291,995   $238,091   $279,422
       1,423      1,936      2,027        815        325     14,328     15,206     15,836     16,358     17,160
    $   8.87   $   8.67   $   8.75   $   5.88   $   9.84   $  24.21   $  21.00   $  18.44   $  14.56   $  16.28
        2.3%      (0.9%)     48.9%     (40.3%)     (1.6%)     15.3%      13.9%      26.7%     (10.6%)    (13.5%)
          --         --         --         --         --       0.3%       0.3%       0.5%       0.8%       0.8%

    $     91   $    113   $    182   $    156   $     23   $  1,588   $  1,465   $  1,321   $    981   $    883
           8         11         17         22          2        126        133        136        128        103
    $  10.79   $  10.56   $  10.67   $   7.18   $  12.03   $  12.68   $  11.02   $   9.69   $   7.66   $   8.58
        2.2%      (1.1%)     48.6%     (40.3%)     20.3%      15.1%      13.7%      26.5%     (10.7%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.4%       0.8%       0.6%

    $  6,397   $  8,362   $ 10,676   $  2,060   $    587   $ 58,804   $ 48,944   $ 41,757   $ 19,347   $  9,054
         715        952      1,201        344         58      4,831      4,625      4,484      2,627      1,097
    $   8.98   $   8.79   $   8.89   $   5.98   $  10.03   $  12.18   $  10.58   $   9.31   $   7.37   $   8.26
        2.1%      (1.1%)     48.6%     (40.4%)      0.3%      15.1%      13.6%      26.4%     (10.8%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.3%       0.6%       0.3%

    $  2,156   $  2,402   $  2,206   $    367   $     --   $ 18,030   $ 14,290   $ 11,685   $  3,664   $     --
         200        228        207         51         --      1,259      1,149      1,070        425         --
    $  10.79   $  10.55   $  10.65   $   7.16   $     --   $  14.33   $  12.43   $  10.93   $   8.63   $     --
        2.3%      (1.0%)     48.8%     (28.4%)        --      15.3%      13.8%      26.6%     (13.7%)        --
          --         --         --         --         --       0.3%       0.3%       0.3%         --         --

    $     45   $     29   $     32   $     --   $     --   $    732   $    526   $    398   $     53   $     --
           3          2          2         --         --         43         36         31          5         --
    $  14.24   $  13.97   $  14.17   $     --   $     --   $  16.91   $  14.73   $  12.99   $  10.30   $     --
        1.9%      (1.4%)     41.7%         --         --      14.8%      13.4%      26.1%       3.0%         --
          --         --         --         --         --       0.3%       0.3%       0.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                     VIP EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2005       2004       2003       2002       2001
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $173,409   $189,506   $179,594   $144,348   $175,541
Units Outstanding..................................     9,399     10,725     11,179     11,548     11,501
Variable Accumulation Unit Value...................  $  18.45   $  17.67   $  16.07   $  12.50   $  15.26
Total Return.......................................      4.4%      10.0%      28.5%     (18.1%)     (6.3%)
Investment Income Ratio............................      1.7%       1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $    662   $  1,372   $    877   $    626   $    529
Units Outstanding..................................        55        119         84         77         53
Variable Accumulation Unit Value...................  $  11.97   $  11.49   $  10.46   $   8.15   $   9.97
Total Return.......................................      4.2%       9.8%      28.3%     (18.2%)     (6.4%)
Investment Income Ratio............................      1.8%       1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 37,734   $ 39,178   $ 36,552   $ 20,493   $ 12,157
Units Outstanding..................................     3,203      3,465      3,548      2,552      1,237
Variable Accumulation Unit Value...................  $  11.78   $  11.31   $  10.30   $   8.03   $   9.83
Total Return.......................................      4.2%       9.8%      28.3%     (18.3%)     (6.5%)
Investment Income Ratio............................      1.7%       1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,392   $  9,223   $  8,099   $  2,204   $     --
Units Outstanding..................................       782        801        773        270         --
Variable Accumulation Unit Value...................  $  12.01   $  11.51   $  10.47   $   8.15   $     --
Total Return.......................................      4.3%       9.9%      28.5%     (18.5%)        --
Investment Income Ratio............................      1.6%       1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    694   $    651   $    370   $     72   $     --
Units Outstanding..................................        58         56         35          9         --
Variable Accumulation Unit Value...................  $  12.00   $  11.54   $  10.54   $   8.24   $     --
Total Return.......................................      3.9%       9.5%      27.9%     (17.6%)        --
Investment Income Ratio............................      1.6%       1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     JANUS ASPEN SERIES                                     JANUS ASPEN SERIES
                         BALANCED--                                         WORLDWIDE GROWTH--
                    INSTITUTIONAL SHARES                                   INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $438,220   $501,432   $541,659   $534,854   $607,299   $189,175   $231,574   $266,039   $250,712   $385,523
      20,068     24,437     28,250     31,372     32,862     11,939     15,251     18,103     20,859     23,563
    $  21.84   $  20.52   $  19.17   $  17.05   $  18.48   $  15.85   $  15.18   $  14.70   $  12.02   $  16.36
        6.5%       7.0%      12.5%      (7.7%)     (6.0%)      4.4%       3.3%      22.3%     (26.5%)    (23.5%)
        2.2%       2.2%       2.2%       2.4%       2.7%       1.3%       1.0%       1.1%       0.9%       0.5%

    $  1,886   $  2,176   $  2,620   $  2,506   $  2,538   $    829   $    985   $  1,136   $  1,024   $  1,111
         167        205        264        283        264        123        152        181        199        159
    $  11.29   $  10.62   $   9.94   $   8.85   $   9.61   $   6.74   $   6.46   $   6.27   $   5.13   $   7.00
        6.3%       6.9%      12.3%      (7.9%)     (6.2%)      4.2%       3.2%      22.1%     (26.6%)    (23.6%)
        2.2%       2.1%       2.2%       2.5%       3.0%       1.3%       0.9%       1.0%       0.7%       0.5%

    $ 65,609   $ 74,259   $ 79,154   $ 54,824   $ 26,039   $ 14,690   $ 16,987   $ 20,011   $ 13,227   $ 11,124
       6,178      7,429      8,458      6,575      2,875      2,375      2,864      3,479      2,806      1,730
    $  10.62   $  10.00   $   9.36   $   8.34   $   9.06   $   6.18   $   5.93   $   5.75   $   4.71   $   6.43
        6.2%       6.8%      12.2%      (7.9%)     (6.1%)      4.2%       3.1%      22.0%     (26.7%)    (23.6%)
        2.2%       2.2%       2.4%       3.1%       4.0%       1.4%       1.0%       1.4%       1.0%       0.7%

    $ 19,881   $ 21,177   $ 21,004   $  8,129   $     --   $  5,713   $  6,016   $  6,275   $  2,078   $     --
       1,691      1,916      2,032        884         --        557        612        659        267         --
    $  11.76   $  11.05   $  10.33   $   9.19   $     --   $  10.25   $   9.83   $   9.52   $   7.79   $     --
        6.4%       7.0%      12.4%      (8.1%)        --       4.3%       3.3%      22.2%     (22.1%)        --
        2.3%       2.3%       2.6%       5.6%         --       1.4%       1.0%       1.3%       2.5%         --

    $    680   $    647   $    513   $     82   $     --   $    134   $    135   $     84   $     --   $     --
          56         57         48          9         --         10         11          7         --         --
    $  12.10   $  11.42   $  10.72   $   9.57   $     --   $  12.97   $  12.48   $  12.13   $   9.96   $     --
        6.0%       6.5%      12.0%      (4.3%)        --       3.9%       2.9%      21.8%      (0.4%)        --
        2.3%       2.4%       2.9%       5.1%         --       1.4%       1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              MFS(R)
                                                                     INVESTORS TRUST SERIES--
                                                                          INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 21,375   $ 24,302   $ 24,572   $ 22,189   $ 29,963
Units Outstanding..................................       2,160      2,599      2,885      3,138      3,303
Variable Accumulation Unit Value...................    $   9.90   $   9.35   $   8.52   $   7.07   $   9.07
Total Return.......................................        5.8%       9.8%      20.5%     (22.1%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    323   $    368   $    340   $    260   $    231
Units Outstanding..................................          37         44         45         41         29
Variable Accumulation Unit Value...................    $   8.75   $   8.28   $   7.55   $   6.28   $   8.07
Total Return.......................................        5.7%       9.6%      20.3%     (22.2%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,819   $  6,024   $  5,795   $  4,309   $  4,146
Units Outstanding..................................         677        740        780        698        522
Variable Accumulation Unit Value...................    $   8.60   $   8.14   $   7.43   $   6.18   $   7.94
Total Return.......................................        5.6%       9.6%      20.2%     (22.2%)    (17.3%)
Investment Income Ratio............................        0.6%       0.6%       0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,287   $  1,319   $  1,236   $    463   $     --
Units Outstanding..................................         113        123        126         57         --
Variable Accumulation Unit Value...................    $  11.37   $  10.75   $   9.80   $   8.14   $     --
Total Return.......................................        5.8%       9.8%      20.4%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.6%       0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     91   $     91   $     74   $     --   $     --
Units Outstanding..................................           6          7          6         --         --
Variable Accumulation Unit Value...................    $  14.35   $  13.62   $  12.46   $     --   $     --
Total Return.......................................        5.4%       9.3%      24.6%         --         --
Investment Income Ratio............................        0.6%       0.6%       0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                           MFS(R)                                                 MFS(R)
                          RESEARCH                                              UTILITIES
                   SERIES--INITIAL CLASS                                  SERIES--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 30,730   $ 34,542   $ 33,395   $ 29,511   $ 46,896   $  2,771   $  1,792   $    870   $    299   $    135
       2,867      3,422      3,779      4,107      4,857        208        155         97         45         15
    $  10.73   $  10.09   $   8.84   $   7.19   $   9.66   $  13.33   $  11.57   $   9.01   $   6.72   $   8.83
        6.3%      14.2%      23.0%     (25.6%)    (22.4%)     15.2%      28.4%      34.0%     (23.8%)    (11.7%)
        0.5%       1.1%       0.7%       0.3%         --       0.5%       1.3%       1.7%       2.4%         --

    $    246   $    298   $    307   $    270   $    376   $     19   $     23   $     16   $     10   $     --
          32         42         49         53         55          1          2          2          1         --
    $   7.59   $   7.15   $   6.27   $   5.10   $   6.87   $  15.66   $  13.61   $  10.62   $   7.93   $  10.43
        6.1%      14.1%      22.8%     (25.7%)    (22.5%)     15.0%      28.2%      33.8%     (23.9%)      4.3%
        0.5%       1.1%       0.7%       0.3%         --       0.6%       1.3%       2.1%       0.3%         --

    $  5,561   $  6,554   $  6,172   $  4,401   $  5,269   $  2,247   $  1,955   $  1,138   $    390   $    258
         767        958      1,029        900        801        180        180        134         62         31
    $   7.26   $   6.84   $   6.00   $   4.89   $   6.58   $  12.50   $  10.87   $   8.49   $   6.35   $   8.35
        6.1%      14.0%      22.7%     (25.7%)    (22.5%)     15.0%      28.1%      33.7%     (24.0%)    (16.5%)
        0.5%       1.1%       0.6%       0.3%         --       0.6%       1.4%       2.1%       3.0%         --

    $  1,131   $  1,125   $  1,035   $    357   $     --   $    147   $    132   $    104   $     41   $     --
          96        102        107         45         --          7          8          8          4         --
    $  11.76   $  11.07   $   9.69   $   7.89   $     --   $  20.16   $  17.50   $  13.64   $  10.18   $     --
        6.3%      14.2%      22.9%     (21.1%)        --      15.2%      28.3%      33.9%       1.8%         --
        0.5%       1.1%       0.6%         --         --       0.6%       1.5%       2.2%         --         --

    $     22   $     27   $      8   $     --   $     --   $     55   $     44   $     15   $     --   $     --
           2          2          1         --         --          3          3          1         --         --
    $  14.23   $  13.44   $  11.82   $   9.65   $     --   $  17.92   $  15.62   $  12.22   $     --   $     --
        5.8%      13.7%      22.5%      (3.5%)        --      14.7%      27.8%      22.2%         --         --
        0.4%       0.5%       0.2%         --         --       0.6%       1.3%         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         NEUBERGER BERMAN
                                                                           AMT MID-CAP
                                                                         GROWTH--CLASS I
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,233   $  3,795   $  4,336   $  1,673   $    464
Units Outstanding..................................         296        390        511        249         48
Variable Accumulation Unit Value...................    $  10.92   $   9.73   $   8.49   $   6.72   $   9.64
Total Return.......................................       12.2%      14.7%      26.3%     (30.3%)     (3.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     43   $     59   $     69   $     26   $      1
Units Outstanding..................................           4          6          8          4         --
Variable Accumulation Unit Value...................    $  11.23   $  10.02   $   8.75   $   6.94   $   9.98
Total Return.......................................       12.0%      14.5%      26.1%     (30.4%)     (0.2%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,913   $  3,531   $  3,204   $  1,192   $    184
Units Outstanding..................................         258        350        364        171         18
Variable Accumulation Unit Value...................    $  11.28   $  10.08   $   8.81   $   6.99   $  10.05
Total Return.......................................       11.9%      14.5%      26.0%     (30.5%)      0.5%
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $    711   $    672   $    619   $    156   $     --
Units Outstanding..................................          45         48         51         16         --
Variable Accumulation Unit Value...................    $  15.71   $  14.01   $  12.22   $   9.68   $     --
Total Return.......................................       12.1%      14.6%      26.2%      (3.2%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    117   $    110   $     82   $     --   $     --
Units Outstanding..................................           8          8          7         --         --
Variable Accumulation Unit Value...................    $  15.11   $  13.53   $  11.85   $   9.42   $     --
Total Return.......................................       11.7%      14.2%      25.8%      (5.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      Royce       Royce                        T. ROWE PRICE
    Micro-Cap   Small-Cap                          EQUITY
    Portfolio   Portfolio                     INCOME PORTFOLIO
    ---------   ---------   ----------------------------------------------------
      2005        2005        2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------
    $  1,905    $  4,337    $150,117   $144,311   $117,894   $ 89,634   $ 85,476
         159         387      10,552     10,397      9,625      9,056      7,398
    $  12.16    $  11.18    $  14.22   $  13.88   $  12.25   $   9.90   $  11.55
       21.6%       11.8%        2.5%      13.3%      23.7%     (14.3%)        --
        1.5%          --        1.6%       1.6%       1.7%       1.7%       1.6%

    $     46    $  1,261    $  1,231   $  1,478   $  1,524   $  1,044   $    902
           4         119          91        112        130        110         81
    $  12.27    $  10.56    $  13.54   $  13.24   $  11.70   $   9.47   $  11.07
       22.7%        5.6%        2.3%      13.2%      23.6%     (14.5%)        --
        1.5%          --        1.5%       1.6%       1.7%       1.7%       1.6%

    $  1,555    $  2,400    $ 54,289   $ 50,653   $ 41,615   $ 22,371   $  9,712
         133         221       4,097      3,910      3,633      2,412        895
    $  12.04    $  10.83    $  13.25   $  12.95   $  11.45   $   9.27   $  10.85
       20.4%        8.3%        2.3%      13.1%      23.5%     (14.5%)        --
        1.5%          --        1.6%       1.6%       1.8%       1.9%       1.9%

    $  2,259    $  3,127    $ 14,572   $ 13,286   $ 11,020   $  3,453   $     --
         190         284       1,236      1,154      1,084        420         --
    $  11.85    $  10.98    $  11.79   $  11.51   $  10.17   $   8.22   $     --
       18.5%        9.8%        2.4%      13.3%      23.7%     (17.8%)        --
        1.6%          --        1.6%       1.6%       1.9%       3.1%         --

    $     77    $     62    $    661   $    634   $    461   $    117   $     --
           7           6          55         54         45         14         --
    $  11.67    $  10.47    $  11.92   $  11.68   $  10.36   $   8.41   $     --
       16.7%        4.7%        2.0%      12.8%      23.2%     (15.9%)        --
        2.3%          --        1.6%       1.6%       1.9%       2.7%         --

    $    854    $  1,622    $     --   $     --   $     --   $     --   $     --
          68         148          --         --         --         --         --
    $  11.98    $  10.90    $     --   $     --   $     --   $     --   $     --
       19.8%        9.0%          --         --         --         --         --
        2.0%          --          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             VAN ECK
                                                                            WORLDWIDE
                                                                           HARD ASSETS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 66,110   $ 19,773   $ 10,239   $  6,351   $  3,510
Units Outstanding..................................       2,840      1,271        805        714        378
Variable Accumulation Unit Value...................    $  23.26   $  15.55   $  12.72   $   8.89   $   9.28
Total Return.......................................       49.6%      22.3%      43.1%      (4.2%)    (11.7%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.5%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,299   $    292   $    190   $     49   $     29
Units Outstanding..................................          56         19         15          6          3
Variable Accumulation Unit Value...................    $  23.01   $  15.41   $  12.62   $   8.83   $   9.24
Total Return.......................................       49.3%      22.1%      42.8%      (4.3%)    (11.8%)
Investment Income Ratio............................        0.2%       0.3%       0.3%       0.3%       3.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,056   $ 16,224   $  5,745   $  2,229   $    238
Units Outstanding..................................       2,279      1,040        449        249         25
Variable Accumulation Unit Value...................    $  23.29   $  15.61   $  12.79   $   8.96   $   9.37
Total Return.......................................       49.3%      22.0%      42.8%      (4.4%)    (11.9%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.2%       1.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 27,352   $  7,059   $  1,461   $    326   $     --
Units Outstanding..................................       1,242        480        121         39         --
Variable Accumulation Unit Value...................    $  22.00   $  14.71   $  12.04   $   8.42   $     --
Total Return.......................................       49.5%      22.2%      43.0%     (15.8%)        --
Investment Income Ratio............................        0.2%       0.2%       0.3%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,221   $    371   $     63   $     --   $     --
Units Outstanding..................................          44         20          4         --         --
Variable Accumulation Unit Value...................    $  27.62   $  18.55   $  15.24   $     --   $     --
Total Return.......................................       48.9%      21.7%      52.4%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 20,900   $  4,069   $    348   $     --   $     --
Units Outstanding..................................         853        249         26         --         --
Variable Accumulation Unit Value...................    $  24.36   $  16.35   $  13.42   $     --   $     --
Total Return.......................................       49.0%      21.8%      34.2%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       Van Kampen UIF
                      Emerging Markets
                      Equity--Class I
    ----------------------------------------------------
      2005       2004       2003       2002       2001
    ----------------------------------------------------
    $ 56,637   $ 39,055   $ 33,055   $ 22,764   $ 25,016
       3,378      3,076      3,161      3,213      3,172
    $  16.76   $  12.70   $  10.46   $   7.09   $   7.89
       32.0%      21.4%      47.6%     (10.2%)     (7.7%)
        0.4%       0.7%         --         --         --

    $    570   $    164   $    697   $    109   $  5,828
          47         18         92         21      1,019
    $  12.07   $   9.15   $   7.55   $   5.12   $   5.72
       31.8%      21.2%      47.4%     (10.4%)     (7.9%)
        0.3%       0.6%         --         --         --

    $ 13,590   $  7,050   $  5,409   $  2,432   $    594
         973        663        617        408         89
    $  14.00   $  10.63   $   8.77   $   5.96   $   6.64
       31.7%      21.2%      47.3%     (10.3%)     (8.0%)
        0.4%       0.7%         --         --         --

    $  3,772   $  1,965   $  1,279   $    456   $     --
         203        139        110         58         --
    $  18.60   $  14.10   $  11.62   $   7.88   $     --
       31.9%      21.3%      47.5%     (21.2%)        --
        0.4%       0.7%         --         --         --

    $    112   $     57   $     19   $     --   $     --
           5          3          1         --         --
    $  23.75   $  18.07   $  14.95   $     --   $     --
       31.4%      20.9%      49.5%         --         --
        0.4%       0.7%         --         --         --

    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                               MainStay VP           MainStay VP                 MainStay VP                  MainStay VP
                               Balanced--           Basic Value--                   Bond--               Capital Appreciation--
                              Service Class         Service Class               Service Class                Service Class
                              -------------   -------------------------   --------------------------   --------------------------
                                  2005         2005      2004     2003     2005      2004      2003     2005      2004      2003
                              ---------------------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................    $32,603      $ 4,281   $3,119   $  821   $11,334   $ 7,474   $2,929   $ 9,595   $ 7,459   $2,760
Units Outstanding............      3,115          332      251       73     1,110       737      296       788       653      248
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.87   $12.40   $11.32   $ 10.20   $ 10.15   $ 9.91   $ 12.17   $ 11.42   $11.15
Total Return.................       4.6%         3.8%     9.6%    13.2%      0.5%      2.4%    (0.9%)     6.6%      2.5%    11.5%
Investment Income Ratio......       1.7%         0.9%     1.2%     2.7%      3.7%      4.8%    13.3%        --      0.1%     0.5%

SERIES II POLICIES (b)
Net Assets...................    $ 1,467      $    37   $   --   $   --   $   349   $     5   $   --   $    78   $     6   $   --
Units Outstanding............        136            3       --       --        35         1       --         7         1       --
Variable Accumulation Unit
 Value.......................    $ 10.41      $ 10.53   $10.00   $   --   $ 10.06   $ 10.02   $   --   $ 10.98   $ 10.31   $   --
Total Return.................       4.1%         5.3%       --       --      0.3%      0.2%       --      6.4%      3.1%       --
Investment Income Ratio......       3.0%         3.1%       --       --      7.8%     48.1%       --        --      0.8%       --

SERIES III POLICIES (c)
Net Assets...................    $19,146      $ 7,357   $6,678   $1,807   $24,637   $19,603   $6,344   $17,835   $16,081   $5,334
Units Outstanding............      1,825          576      541      160     2,427     1,936      640     1,456     1,396      474
Variable Accumulation Unit
 Value.......................    $ 10.44      $ 12.78   $12.34   $11.29   $ 10.15   $ 10.12   $ 9.91   $ 12.25   $ 11.52   $11.26
Total Return.................       4.4%         3.5%     9.3%    12.9%      0.3%      2.2%    (0.9%)     6.4%      2.2%    12.6%
Investment Income Ratio......       2.2%         0.8%     1.1%     2.9%      3.4%      4.8%    17.1%        --      0.1%     0.6%

SERIES IV POLICIES (d)
Net Assets...................    $13,881      $ 7,259   $5,699   $2,039   $23,266   $16,738   $5,867   $11,771   $10,571   $4,522
Units Outstanding............      1,320          563      461      181     2,275     1,649      592       968       926      406
Variable Accumulation Unit
 Value.......................    $ 10.45      $ 12.82   $12.37   $11.29   $ 10.19   $ 10.15   $ 9.92   $ 12.16   $ 11.41   $11.14
Total Return.................       4.5%         3.7%     9.5%    12.9%      0.4%      2.3%    (0.8%)     6.6%      2.4%    11.4%
Investment Income Ratio......       2.3%         0.8%     1.1%     2.8%      3.5%      5.0%    15.6%        --      0.1%     0.5%

SERIES V POLICIES (e)
Net Assets...................    $ 1,509      $   686   $  551   $  133   $ 2,429   $ 1,362   $  407   $   554   $   429   $   86
Units Outstanding............        144           54       45       12       242       136       41        47        38        8
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.62   $12.22   $11.21   $ 10.02   $ 10.02   $ 9.83   $ 11.88   $ 11.20   $10.98
Total Return.................       4.6%         3.3%     9.1%    12.1%        --      1.9%    (1.7%)     6.1%      2.0%     9.8%
Investment Income Ratio......       1.8%         0.8%     1.2%     5.2%      3.7%      5.2%    14.8%        --      0.1%     1.3%

SERIES VI POLICIES (f)
Net Assets...................    $13,375      $ 4,536   $3,804   $  907   $14,340   $ 9,200   $3,343   $11,667   $ 8,794   $2,186
Units Outstanding............      1,275          353      309       80     1,415       912      338       967       774      197
Variable Accumulation Unit
 Value.......................    $ 10.43      $ 12.73   $12.32   $11.28   $ 10.11   $ 10.09   $ 9.89   $ 12.06   $ 11.36   $11.12
Total Return.................       4.3%         3.4%     9.2%    12.8%      0.1%      2.0%    (1.1%)     6.2%      2.1%    11.2%
Investment Income Ratio......       2.2%         0.8%     1.0%     2.8%      3.7%      5.2%    14.5%        --      0.1%     0.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP             MAINSTAY VP
                COMMON STOCK--                 CONVERTIBLE--             DEVELOPING GROWTH--       FLOATING RATE--
                 SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS           SERVICE CLASS
          ---------------------------   ---------------------------   --------------------------   ---------------
           2005      2004      2003      2005      2004      2003      2005      2004     2003          2005
          --------------------------------------------------------------------------------------------------------
          $ 7,104   $ 4,810   $ 1,842   $13,293   $10,142   $ 3,817   $ 3,145   $ 1,949  $   637       $36,518
              539       387       162     1,105       884       347       235       161       55         3,612
          $ 13.17   $ 12.44   $ 11.40   $ 12.03   $ 11.48   $ 10.99   $ 13.34   $ 12.11  $ 11.63       $ 10.10
             5.9%      9.1%     14.0%      4.9%      4.4%      9.9%     10.2%      4.1%    16.3%          1.0%
             1.0%      1.6%      3.7%      1.5%      2.4%      8.3%        --        --       --          4.5%

          $    34   $    --   $    --   $   358   $    24   $    --   $    45   $     3  $    --       $ 4,001
                3        --        --        34         2        --         4        --       --           373
          $ 10.54   $ 10.00   $    --   $ 10.58   $ 10.11   $    --   $ 11.00   $ 10.00  $    --       $ 10.14
             5.4%        --        --      4.7%      1.1%        --     10.0%        --       --          1.4%
             2.7%        --        --      4.8%     58.1%        --        --        --       --          4.9%

          $12,796   $10,274   $ 3,094   $25,860   $23,424   $ 7,798   $ 6,081   $ 4,769  $ 1,458       $13,041
              981       832       273     2,151     2,039       707       465       400      127         1,272
          $ 13.04   $ 12.34   $ 11.34   $ 12.02   $ 11.49   $ 11.03   $ 13.11   $ 11.92  $ 11.47       $ 10.08
             5.7%      8.9%     13.4%      4.7%      4.2%     10.3%     10.0%      3.9%    14.7%          0.8%
             0.9%      1.7%      4.1%      1.4%      2.5%      9.0%        --        --       --          4.7%

          $14,034   $10,070   $ 3,340   $25,647   $20,014   $ 7,040   $ 5,606   $ 4,310  $ 1,358       $10,796
            1,063       810       293     2,141     1,754       644       421       357      117         1,052
          $ 13.15   $ 12.43   $ 11.40   $ 11.96   $ 11.41   $ 10.94   $ 13.31   $ 12.09  $ 11.62       $ 10.09
             5.8%      9.0%     14.0%      4.8%      4.3%      9.4%     10.1%      4.1%    16.2%          0.9%
             0.9%      1.7%      3.4%      1.5%      2.5%      8.5%        --        --       --          4.8%

          $   309   $   213   $    38   $ 1,608   $ 1,466   $   533   $   232   $   170  $    64       $ 1,686
               24        17         3       136       129        49        18        14        6           164
          $ 12.96   $ 12.29   $ 11.32   $ 11.84   $ 11.34   $ 10.91   $ 12.97   $ 11.83  $ 11.41       $ 10.25
             5.4%      8.6%     13.2%      4.4%      3.9%      9.1%      9.7%      3.6%    14.1%          2.5%
             0.9%      1.6%      2.4%      1.4%      2.4%      9.5%        --        --       --          4.7%

          $ 7,321   $ 5,161   $ 1,484   $16,730   $12,642   $ 3,430   $ 3,248   $ 2,228  $   721       $11,829
              561       417       130     1,418     1,120       316       242       182       61         1,145
          $ 13.05   $ 12.37   $ 11.38   $ 11.79   $ 11.28   $ 10.85   $ 13.40   $ 12.21  $ 11.77       $ 10.13
             5.5%      8.7%     13.8%      4.5%      4.0%      8.5%      9.8%      3.7%    17.7%          1.3%
             1.0%      1.8%      3.4%      1.5%      2.8%      9.2%        --        --       --          4.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                                GOVERNMENT--             HIGH YIELD CORPORATE BOND--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  8,799   $  6,080   $  2,651   $ 50,262   $ 33,434   $ 10,501
Units Outstanding..................................         881        614        272      3,920      2,643        920
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.75   $  12.81   $  12.65   $  11.41
Total Return.......................................        0.7%       1.6%      (2.5%)      1.2%      10.9%      14.1%
Investment Income Ratio............................        3.6%       5.6%      14.3%       6.8%      10.1%      26.0%

SERIES II POLICIES (b)
Net Assets.........................................    $    316   $      5   $     --   $  2,500   $     64   $     --
Units Outstanding..................................          30         --         --        242          6         --
Variable Accumulation Unit Value...................    $  10.06   $  10.01   $     --   $  10.29   $  10.18   $     --
Total Return.......................................        0.5%       0.1%         --       1.1%       1.8%         --
Investment Income Ratio............................        6.8%      86.3%         --      12.6%      87.4%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 16,243   $ 12,875   $  4,087   $117,498   $ 94,871   $ 28,302
Units Outstanding..................................       1,645      1,310        422      9,264      7,556      2,495
Variable Accumulation Unit Value...................    $   9.88   $   9.83   $   9.69   $  12.69   $  12.56   $  11.35
Total Return.......................................        0.5%       1.4%      (3.1%)      1.0%      10.7%      13.5%
Investment Income Ratio............................        3.3%       5.7%      18.2%       6.4%      10.2%      30.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,766   $ 11,256   $  4,147   $103,496   $ 76,786   $ 25,512
Units Outstanding..................................       1,481      1,136        425      8,052      6,041      2,224
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.76   $  12.86   $  12.71   $  11.47
Total Return.......................................        0.6%       1.6%      (2.4%)      1.2%      10.8%      14.7%
Investment Income Ratio............................        3.4%       5.6%      16.5%       6.4%      10.0%      26.4%

SERIES V POLICIES (e)
Net Assets.........................................    $  1,257   $    706   $    421   $ 11,657   $  8,737   $  2,901
Units Outstanding..................................         127         72         43        922        697        255
Variable Accumulation Unit Value...................    $   9.87   $   9.85   $   9.74   $  12.64   $  12.54   $  11.36
Total Return.......................................        0.2%       1.2%      (2.6%)      0.8%      10.4%      13.6%
Investment Income Ratio............................        3.8%       5.1%      14.0%       6.5%      10.2%      27.0%

SERIES VI POLICIES (f)
Net Assets.........................................    $  8,125   $  4,800   $  1,800   $ 64,705   $ 39,920   $  9,211
Units Outstanding..................................         818        487        185      5,086      3,173        809
Variable Accumulation Unit Value...................    $   9.88   $   9.85   $   9.73   $  12.69   $  12.58   $  11.39
Total Return.......................................        0.3%       1.3%      (2.7%)      0.9%      10.5%      13.9%
Investment Income Ratio............................        3.8%       5.6%      16.2%       7.2%      11.7%      29.6%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
          Income & Growth--              International Equity--             LARGE CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $  3,830   $  2,450   $    503   $ 12,520   $  5,975   $  1,340   $  3,045   $  2,041   $    820
         302        200         45        869        441        114        278        191         74
    $  12.64   $  12.27   $  11.07   $  14.39   $  13.55   $  11.74   $  10.96   $  10.67   $  11.11
        3.0%      10.8%      10.7%       6.3%      15.4%      17.4%       2.7%      (3.9%)     11.1%
        1.2%       2.8%       5.6%       2.0%       1.3%       6.9%         --       0.1%       0.4%

    $    311   $     13   $     --   $    626   $      8   $     --   $     72   $     --   $     --
          30          1         --         56          1         --          6         --         --
    $  10.43   $  10.14   $     --   $  10.82   $  10.19   $     --   $  11.32   $  10.00   $     --
        2.9%       1.4%         --       6.1%       1.9%         --      13.2%         --         --
        1.6%      63.6%         --       4.1%      10.9%         --         --         --         --

    $  8,051   $  5,324   $  1,437   $ 26,887   $ 16,793   $  2,933   $  6,797   $  6,358   $  2,737
         622        423        126      1,907      1,262        254        624        598        247
    $  12.94   $  12.59   $  11.38   $  14.11   $  13.30   $  11.55   $  10.89   $  10.63   $  11.08
        2.8%      10.6%      13.8%       6.0%      15.2%      15.5%       2.5%      (4.1%)     10.8%
        1.2%       2.6%       6.1%       1.8%       1.4%       8.0%         --         --       0.4%

    $  7,628   $  5,136   $  1,389   $ 26,069   $ 13,748   $  2,849   $  5,526   $  5,116   $  2,233
         590        410        123      1,829      1,027        246        505        480        201
    $  12.91   $  12.53   $  11.32   $  14.21   $  13.38   $  11.60   $  10.93   $  10.65   $  11.09
        3.0%      10.8%      13.2%       6.2%      15.4%      16.0%       2.6%      (4.0%)     10.9%
        1.1%       2.5%       5.3%       2.0%       1.3%       6.6%         --         --       0.3%

    $    553   $    292   $     24   $  1,609   $    684   $     78   $    453   $    272   $     60
          44         24          2        117         53          7         43         26          6
    $  12.67   $  12.35   $  11.19   $  13.71   $  12.96   $  11.28   $  10.53   $  10.30   $  10.77
        2.6%      10.3%      11.9%       5.8%      14.9%      12.8%       2.2%      (4.3%)      7.7%
        1.3%       3.0%       4.4%       2.2%       1.5%      11.7%         --       0.1%       0.5%

    $  6,954   $  3,499   $    600   $ 17,356   $  7,562   $  1,381   $  3,647   $  2,723   $  1,265
         546        282         53      1,251        578        121        337        257        114
    $  12.73   $  12.40   $  11.23   $  13.85   $  13.08   $  11.37   $  10.84   $  10.59   $  11.06
        2.7%      10.4%      12.3%       5.9%      15.0%      13.7%       2.3%      (4.2%)     10.6%
        1.3%       3.2%       5.3%       2.1%       1.5%       7.6%         --       0.1%       0.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                               MID CAP CORE--                  MID CAP GROWTH--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,966   $  5,876   $  1,477   $ 18,597   $  9,510   $  2,376
Units Outstanding..................................         740        414        125      1,104        653        197
Variable Accumulation Unit Value...................    $  16.17   $  14.19   $  11.80   $  16.77   $  14.56   $  12.07
Total Return.......................................       14.0%      20.2%      18.0%      15.2%      20.6%      20.7%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    349   $     11   $     --   $    598   $      5   $     --
Units Outstanding..................................          28          1         --         51          1         --
Variable Accumulation Unit Value...................    $  11.60   $  10.19   $     --   $  11.78   $  10.24   $     --
Total Return.......................................       13.8%       1.9%         --      15.0%       2.4%         --
Investment Income Ratio............................        1.1%       3.1%         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,987   $ 13,092   $  2,774   $ 33,555   $ 21,257   $  5,125
Units Outstanding..................................       1,375        931        237      2,054      1,494        434
Variable Accumulation Unit Value...................    $  15.99   $  14.06   $  11.72   $  16.35   $  14.23   $  11.82
Total Return.......................................       13.7%      20.0%      17.2%      15.0%      20.4%      18.2%
Investment Income Ratio............................        0.4%       0.5%       1.4%         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,680   $ 10,128   $  2,677   $ 30,962   $ 17,454   $  5,111
Units Outstanding..................................       1,220        719        228      1,884      1,224        432
Variable Accumulation Unit Value...................    $  16.05   $  14.09   $  11.73   $  16.42   $  14.26   $  11.83
Total Return.......................................       13.9%      20.1%      17.3%      15.1%      20.5%      18.3%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,543   $    656   $    183   $  1,475   $    854   $    186
Units Outstanding..................................          96         47         16         92         61         16
Variable Accumulation Unit Value...................    $  15.99   $  14.09   $  11.78   $  15.98   $  13.94   $  11.61
Total Return.......................................       13.5%      19.7%      17.8%      14.7%      20.1%      16.1%
Investment Income Ratio............................        0.5%       0.5%       3.0%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 18,737   $  7,802   $  1,319   $ 24,736   $ 11,705   $  2,941
Units Outstanding..................................       1,183        560        113      1,485        808        244
Variable Accumulation Unit Value...................    $  15.83   $  13.94   $  11.64   $  16.62   $  14.48   $  12.05
Total Return.......................................       13.6%      19.8%      16.4%      14.8%      20.2%      20.5%
Investment Income Ratio............................        0.5%       0.6%       1.4%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
           Mid Cap Value--                  S&P 500 Index--                 SMALL CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $ 18,099   $  9,220   $  2,399   $ 32,438   $ 20,964   $  6,828   $ 12,419   $  7,815   $  2,355
       1,298        688        207      2,570      1,713        606        921        593        192
    $  13.94   $  13.41   $  11.60   $  12.61   $  12.24   $  11.26   $  13.48   $  13.17   $  12.24
        4.0%      15.6%      16.0%       3.0%       8.7%      12.6%       2.4%       7.6%      22.4%
        0.7%       1.1%       3.4%       1.2%       2.1%       4.6%         --         --         --

    $    522   $     34   $     --   $    621   $     16   $     --   $    215   $      6   $     --
          49          3         --         61          2         --         20          1         --
    $  10.69   $  10.29   $     --   $  10.55   $  10.25   $     --   $  10.53   $  10.30   $     --
        3.8%       2.9%         --       2.9%       2.5%         --       2.2%       3.0%         --
        1.1%       7.1%         --       2.8%      17.1%         --         --         --         --

    $ 41,554   $ 25,830   $  6,443   $ 63,957   $ 51,775   $ 13,604   $ 20,401   $ 16,734   $  4,735
       2,962      1,910        550      5,119      4,261      1,215      1,509      1,265        384
    $  14.03   $  13.52   $  11.72   $  12.49   $  12.15   $  11.20   $  13.52   $  13.23   $  12.32
        3.8%      15.4%      17.2%       2.8%       8.5%      12.0%       2.2%       7.4%      23.2%
        0.7%       1.0%       3.8%       1.1%       2.1%       5.6%         --         --         --

    $ 38,107   $ 21,168   $  5,125   $ 51,108   $ 38,290   $ 11,688   $ 20,161   $ 14,487   $  4,235
       2,741      1,580        442      4,057      3,132      1,038      1,524      1,122        353
    $  13.92   $  13.40   $  11.59   $  12.59   $  12.23   $  11.26   $  13.21   $  12.91   $  12.01
        3.9%      15.6%      15.9%       3.0%       8.6%      12.6%       2.3%       7.6%      20.1%
        0.7%       1.1%       3.5%       1.2%       2.1%       4.6%         --         --         --

    $  1,915   $    833   $    122   $  4,000   $  2,782   $  1,344   $    986   $    635   $     93
         140         63         11        321        229        120         77         51          8
    $  13.71   $  13.25   $  11.51   $  12.48   $  12.16   $  11.24   $  12.78   $  12.54   $  11.71
        3.5%      15.1%      15.1%       2.6%       8.2%      12.4%       1.9%       7.1%      17.1%
        0.8%       1.2%       4.3%       1.2%       1.8%       5.1%         --         --         --

    $ 26,504   $ 14,398   $  2,519   $ 31,482   $ 18,986   $  4,649   $ 13,093   $  9,643   $  2,201
       1,915      1,080        218      2,514      1,560        414        980        736        180
    $  13.81   $  13.33   $  11.57   $  12.50   $  12.17   $  11.24   $  13.36   $  13.10   $  12.21
        3.6%      15.2%      15.7%       2.7%       8.3%      12.4%       2.0%       7.2%      22.1%
        0.7%       1.3%       3.8%       1.3%       2.2%       5.0%         --         --         --

              MAINSTAY VP
             TOTAL RETURN--
             SERVICE CLASS
     ------------------------------
       2005       2004       2003
     ------------------------------
     $  7,820   $  5,622   $  1,835
          665        501        171
     $  11.76   $  11.23   $  10.73
         4.7%       4.6%       7.3%
         1.5%       2.2%       6.8%
     $     14   $      1   $     --
            1         --         --
     $  10.57   $  10.11   $     --
         4.5%       1.1%         --
         2.2%         --         --
     $ 16,290   $ 13,524   $  4,276
        1,394      1,209        399
     $  11.69   $  11.19   $  10.71
         4.5%       4.4%       7.1%
         1.4%       2.1%       8.3%
     $ 10,004   $  8,502   $  3,248
          842        749        299
     $  11.88   $  11.35   $  10.86
         4.7%       4.6%       8.6%
         1.4%       2.1%       7.6%
     $    636   $    487   $    159
           55         44         15
     $  11.48   $  11.01   $  10.57
         4.3%       4.2%       5.7%
         1.5%       2.2%      10.4%
     $  8,131   $  6,070   $  2,168
          706        552        205
     $  11.49   $  11.01   $  10.56
         4.4%       4.3%       5.6%
         1.5%       2.1%       7.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MainStay VP                 Alger American Small
                                                                  Value--                     Capitalization--
                                                               Service Class                   Class S Shares
                                                       ------------------------------   -----------------------------
                                                         2005       2004       2003       2005       2004      2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,722   $  8,003   $  2,572   $  5,850   $  2,923  $    671
Units Outstanding..................................         888        633        223        364        210        55
Variable Accumulation Unit Value...................    $  13.21   $  12.64   $  11.55   $  16.04   $  13.95  $  12.16
Total Return.......................................        4.5%       9.5%      15.5%      15.0%      14.7%     21.6%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES II POLICIES (b)
Net Assets.........................................    $    191   $      6   $     --   $    130   $      7  $     --
Units Outstanding..................................          18          1         --         11          1        --
Variable Accumulation Unit Value...................    $  10.65   $  10.21   $     --   $  11.95   $  10.41  $     --
Total Return.......................................        4.3%       2.1%         --      14.8%       4.1%        --
Investment Income Ratio............................        2.8%      15.5%         --         --         --        --

SERIES III POLICIES (c)
Net Assets.........................................    $ 24,079   $ 19,389   $  5,058   $  9,680   $  6,286  $  1,576
Units Outstanding..................................       1,841      1,546        440        609        452       130
Variable Accumulation Unit Value...................    $  13.08   $  12.54   $  11.48   $  15.95   $  13.90  $  12.15
Total Return.......................................        4.3%       9.2%      14.8%      14.7%      14.4%     21.5%
Investment Income Ratio............................        1.1%       1.4%       6.3%         --         --        --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 18,870   $ 14,111   $  4,598   $ 10,949   $  5,993  $  1,594
Units Outstanding..................................       1,409      1,101        392        685        432       132
Variable Accumulation Unit Value...................    $  13.39   $  12.82   $  11.72   $  15.95   $  13.88  $  12.11
Total Return.......................................        4.4%       9.4%      17.2%      14.9%      14.6%     21.1%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES V POLICIES (e)
Net Assets.........................................    $    729   $    544   $    160   $    457   $    241  $     22
Units Outstanding..................................          56         43         14         29         18         2
Variable Accumulation Unit Value...................    $  13.02   $  12.51   $  11.48   $  15.63   $  13.65  $  11.96
Total Return.......................................        4.0%       9.0%      14.8%      14.5%      14.2%     19.6%
Investment Income Ratio............................        1.2%       1.3%       7.5%         --         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 14,138   $  8,534   $  2,127   $  5,548   $  2,848  $    495
Units Outstanding..................................       1,074        679        185        348        205        41
Variable Accumulation Unit Value...................    $  13.09   $  12.57   $  11.52   $  15.90   $  13.88  $  12.15
Total Return.......................................        4.1%       9.1%      15.2%      14.6%      14.3%     21.5%
Investment Income Ratio............................        1.3%       1.5%       5.9%         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

    Colonial Small Cap
        VALUE FUND,                DREYFUS IP                  FIDELITY(R) VIP                FIDELITY(R) VIP
     VARIABLE SERIES--        TECHNOLOGY GROWTH--              CONTRAFUND(R)--                EQUITY-INCOME--
          CLASS B                SERVICE SHARES                SERVICE CLASS 2                SERVICE CLASS 2
    -------------------  ------------------------------  ----------------------------  -----------------------------
      2005       2004      2005       2004       2003      2005      2004      2003      2005       2004      2003
    ----------------------------------------------------------------------------------------------------------------
    $  7,798   $    521  $  4,703   $  3,225   $  1,226  $ 27,416  $ 12,675  $  3,715  $ 17,710   $ 10,243  $  2,888
         704         49       396        277        104     1,792       955       318     1,344        810       251
    $  11.03   $  10.61  $  11.87   $  11.63   $  11.77  $  15.27  $  13.27  $  11.69  $  13.16   $  12.64  $  11.53
        4.0%       6.1%      2.0%      (1.2%)     17.7%     15.0%     13.6%     16.9%      4.1%       9.7%     15.3%
          --       5.0%        --         --         --      0.1%      0.1%        --      1.1%       0.8%        --

    $    274   $      7  $     61   $     --   $     --  $  1,179  $     30  $     --  $    661   $     10  $     --
          24          1         6         --         --        98         3        --        63          1        --
    $  10.66   $  10.26  $  11.00   $  10.00   $     --  $  11.79  $  10.26  $     --  $  10.56   $  10.16  $     --
        3.9%       2.6%     10.0%         --         --     14.9%      2.6%        --      4.0%       1.6%        --
          --       2.4%        --         --         --        --        --        --        --         --        --

    $  4,868   $    304  $  6,985   $  7,184   $  2,883  $ 48,984  $ 29,756  $  7,143  $ 32,146   $ 23,055  $  5,733
         445         29       596        624        247     3,248     2,266       616     2,483      1,852       504
    $  10.97   $  10.57  $  11.73   $  11.52   $  11.67  $  15.08  $  13.13  $  11.59  $  12.94   $  12.45  $  11.37
        3.8%       5.7%      1.8%      (1.4%)     16.7%     14.8%     13.3%     15.9%      3.9%       9.5%     13.7%
          --       5.7%        --         --         --      0.1%      0.1%        --      1.3%       0.8%        --

    $  5,433   $    431  $  7,047   $  5,905   $  2,684  $ 55,871  $ 26,881  $  5,521  $ 30,273   $ 19,399  $  4,827
         495         41       597        512        230     3,612     2,004       467     2,307      1,542       421
    $  10.96   $  10.54  $  11.77   $  11.54   $  11.68  $  15.42  $  13.41  $  11.82  $  13.09   $  12.58  $  11.48
        4.0%       5.4%      2.0%      (1.2%)     16.8%     15.0%     13.5%     18.2%      4.1%       9.6%     14.8%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $    250   $     --  $    263   $    208   $    100  $  4,332  $  1,800  $    316  $  3,530   $  2,305  $    823
          23         --        23         18          9       292       139        28       270        183        71
    $  10.90   $  10.00  $  11.64   $  11.45   $  11.64  $  14.86  $  12.97  $  11.48  $  13.06   $  12.60  $  11.54
        9.0%         --      1.6%      (1.6%)     16.4%     14.5%     13.0%     14.8%      3.6%       9.2%     15.4%
          --         --        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $  3,044   $    286  $  3,105   $  2,927   $  1,302  $ 34,138  $ 15,263  $  2,520  $ 21,893   $ 14,146  $  2,977
         273         27       264        255        112     2,284     1,174       219     1,679      1,131       260
    $  10.92   $  10.54  $  11.67   $  11.48   $  11.65  $  14.91  $  13.00  $  11.49  $  12.98   $  12.51  $  11.44
        3.6%       5.4%      1.7%      (1.5%)     16.5%     14.6%     13.2%     14.9%      3.7%       9.3%     14.4%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              FIDELITY(R) VIP                JANUS ASPEN SERIES
                                                                 MID CAP--                       BALANCED--
                                                              SERVICE CLASS 2                  SERVICE SHARES
                                                       ------------------------------  ------------------------------
                                                         2005       2004       2003      2005       2004       2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 57,754   $ 28,222   $  2,237  $ 14,526   $ 10,378   $  4,308
Units Outstanding..................................       3,580      2,037        199     1,217        924        410
Variable Accumulation Unit Value...................    $  16.12   $  13.85   $  11.27  $  11.92   $  11.23   $  10.52
Total Return.......................................       16.4%      22.9%      12.7%      6.2%       6.8%       5.2%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    568   $     88   $      1  $    568   $      9   $     --
Units Outstanding..................................          39          7         --        55          1         --
Variable Accumulation Unit Value...................    $  14.50   $  12.48   $  10.17  $  10.84   $  10.23   $     --
Total Return.......................................       16.2%      22.7%       1.7%      6.0%       2.3%         --
Investment Income Ratio............................          --         --         --      3.1%      28.9%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 38,491   $ 21,172   $  1,207  $ 25,740   $ 21,340   $  8,228
Units Outstanding..................................       2,411      1,537        107     2,157      1,895        779
Variable Accumulation Unit Value...................    $  16.00   $  13.78   $  11.23  $  11.93   $  11.26   $  10.57
Total Return.......................................       16.1%      22.7%      12.3%      6.0%       6.6%       5.7%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       4.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 30,428   $ 14,301   $  1,082  $ 27,775   $ 20,968   $  7,590
Units Outstanding..................................       1,867      1,020         95     2,327      1,869        722
Variable Accumulation Unit Value...................    $  16.31   $  14.02   $  11.41  $  11.91   $  11.22   $  10.51
Total Return.......................................       16.3%      22.9%      14.1%      6.1%       6.7%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.6%

SERIES V POLICIES (e)
Net Assets.........................................    $  2,205   $  1,071   $     39  $  2,226   $  1,132   $    441
Units Outstanding..................................         144         81          4       189        101         42
Variable Accumulation Unit Value...................    $  15.27   $  13.18   $  10.77  $  11.80   $  11.16   $  10.50
Total Return.......................................       15.8%      22.4%       7.7%      5.7%       6.3%       5.0%
Investment Income Ratio............................          --         --         --      2.4%       2.7%       3.4%

SERIES VI POLICIES (f)
Net Assets.........................................    $ 21,051   $  9,297   $    499  $ 14,847   $ 11,228   $  4,069
Units Outstanding..................................       1,289        664         44     1,254      1,004        387
Variable Accumulation Unit Value...................    $  16.23   $  14.00   $  11.43  $  11.83   $  11.18   $  10.51
Total Return.......................................       16.0%      22.5%      14.3%      5.8%       6.4%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

          Janus Aspen Series               MFS(R) INVESTORS                      MFS(R)                           MFS(R)
          WORLDWIDE GROWTH--                TRUST SERIES--                 RESEARCH SERIES--                UTILITIES SERIES--
            SERVICE SHARES                  SERVICE CLASS                    SERVICE CLASS                    SERVICE CLASS
    ------------------------------  ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003      2005       2004       2003       2005       2004       2003       2005       2004       2003
    --------------------------------------------------------------------------------------------------------------------------------
    $  5,145   $  3,533   $  1,398  $  1,151   $    833   $    135   $  1,486   $    930   $    382   $ 69,366   $ 15,141   $      3
         416        297        121        92         70         12        112         74         35      4,346      1,092         --
    $  12.37   $  11.88   $  11.53  $  12.56   $  11.91   $  10.86   $  13.33   $  12.56   $  11.02   $  15.94   $  13.86   $  10.83
        4.1%       3.1%      15.3%      5.5%       9.6%       8.6%       6.1%      14.0%      10.2%      15.0%      28.0%       8.3%
        1.3%       1.1%       0.9%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%         --         --

    $     85   $     --   $     --  $      1   $     --   $     --   $     55   $     --   $     --   $  1,822   $    154   $     --
          11         --         --        --         --         --          5         --         --        127         12         --
    $  10.43   $  10.00   $     --  $  10.73   $  10.00   $     --   $  10.77   $  10.00   $     --   $  14.29   $  12.45   $     --
        4.3%         --         --      7.3%         --         --       7.7%         --         --      14.8%      24.5%         --
        2.3%         --         --        --         --         --       0.1%         --         --       0.3%         --         --

    $  8,306   $  7,463   $  2,542  $  1,404   $    874   $    314   $  2,038   $  1,616   $    637   $ 44,612   $ 11,129   $     80
         679        634        222       111         73         29        155        130         58      2,684        763          7
    $  12.23   $  11.78   $  11.45  $  12.60   $  11.96   $  10.94   $  13.18   $  12.45   $  10.95   $  16.73   $  14.58   $  11.41
        3.9%       2.9%      14.5%      5.3%       9.4%       9.4%       5.9%      13.7%       9.5%      14.7%      27.8%      14.1%
        1.2%       1.1%       1.0%      0.3%       0.4%         --       0.3%       0.8%         --       0.4%       0.1%         --

    $  7,855   $  6,067   $  2,226  $  1,769   $  1,095   $    469   $  2,182   $  1,604   $    460   $ 34,325   $  6,513   $     63
         640        515        195       140         91         43        168        131         43      2,044        444          5
    $  12.27   $  11.79   $  11.44  $  12.68   $  12.02   $  10.97   $  12.99   $  12.25   $  10.75   $  16.85   $  14.67   $  11.46
        4.1%       3.0%      14.4%      5.5%       9.5%       9.7%       6.0%      13.9%       7.5%      14.9%      28.0%      14.6%
        1.3%       1.1%       0.9%      0.3%       0.4%         --       0.3%       0.7%         --       0.4%       0.1%         --

    $    436   $    380   $     22  $    107   $     39   $     13   $     44   $     26   $     15   $  2,110   $    417   $     11
          36         33          2         9          3          1          3          2          1        126         28          1
    $  12.03   $  11.61   $  11.31  $  12.52   $  11.91   $  10.92   $  13.24   $  12.54   $  11.05   $  16.78   $  14.66   $  11.50
        3.6%       2.6%      13.1%      5.1%       9.1%       9.2%       5.6%      13.4%      10.5%      14.4%      27.5%      15.0%
        1.2%       1.4%       1.2%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%       0.2%         --

    $  4,001   $  2,880   $    983  $  1,015   $    783   $    187   $  1,715   $    856   $    279   $ 34,143   $  6,561   $      1
         334        250         88        81         66         17        128         68         25      2,042        451         --
    $  11.97   $  11.54   $  11.23  $  12.49   $  11.88   $  10.88   $  13.36   $  12.64   $  11.13   $  16.65   $  14.54   $  11.39
        3.7%       2.7%      12.3%      5.2%       9.2%       8.8%       5.7%      13.6%      11.3%      14.6%      27.6%      13.9%
        1.3%       1.2%       0.9%      0.3%       0.3%         --       0.3%       0.7%         --       0.4%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                            NEUBERGER BERMAN AMT                T. ROWE PRICE
                                                              MID-CAP GROWTH--                  EQUITY INCOME
                                                                  CLASS S                       PORTFOLIO--II
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,298   $  1,365   $      6   $ 18,925   $  9,680   $  2,506
Units Outstanding..................................         236        109          1      1,460        765        224
Variable Accumulation Unit Value...................    $  13.96   $  12.48   $  10.91   $  12.94   $  12.66   $  11.20
Total Return.......................................       11.9%      14.4%       9.1%       2.2%      13.0%      12.0%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.1%

SERIES II POLICIES (b)
Net Assets.........................................    $     29   $      2   $     --   $    903   $     16   $     --
Units Outstanding..................................           3         --         --         84          2         --
Variable Accumulation Unit Value...................    $  11.92   $  10.67   $     --   $  10.55   $  10.33   $     --
Total Return.......................................       11.7%       6.7%         --       2.1%       3.3%         --
Investment Income Ratio............................          --         --         --       1.9%       4.8%         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,766   $  1,635   $    105   $ 38,632   $ 26,791   $  5,783
Units Outstanding..................................         199        130         10      3,006      2,128        518
Variable Accumulation Unit Value...................    $  14.00   $  12.54   $  10.98   $  12.85   $  12.59   $  11.16
Total Return.......................................       11.6%      14.2%       9.8%       2.1%      12.8%      11.6%
Investment Income Ratio............................          --         --         --       1.4%       1.6%       2.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,083   $  1,505   $    269   $ 45,332   $ 24,618   $  5,370
Units Outstanding..................................         213        116         24      3,492      1,941        478
Variable Accumulation Unit Value...................    $  14.47   $  12.95   $  11.32   $  12.96   $  12.68   $  11.23
Total Return.......................................       11.8%      14.4%      13.2%       2.2%      13.0%      12.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.3%

SERIES V POLICIES (e)
Net Assets.........................................    $    356   $    307   $     82   $  4,636   $  2,966   $    933
Units Outstanding..................................          25         24          7        364        237         84
Variable Accumulation Unit Value...................    $  14.11   $  12.67   $  11.12   $  12.75   $  12.53   $  11.13
Total Return.......................................       11.4%      13.9%      11.2%       1.8%      12.5%      11.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.5%

SERIES VI POLICIES (f)
Net Assets.........................................    $  1,887   $    970   $     56   $ 29,037   $ 15,499   $  3,257
Units Outstanding..................................         133         76          5      2,261      1,233        292
Variable Accumulation Unit Value...................    $  14.15   $  12.69   $  11.13   $  12.81   $  12.57   $  11.16
Total Return.......................................       11.5%      14.0%      11.3%       1.9%      12.6%      11.6%
Investment Income Ratio............................          --         --         --       1.5%       1.7%       2.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

           Van Kampen UIF               Victory VIF
      Emerging Markets Equity--     Diversified Stock--
              Class II                Class A Shares
    -----------------------------   -------------------
      2005      2004       2003       2005       2004
    ---------------------------------------------------
    $  6,717  $  2,225   $    424   $  5,802   $  2,061
         304       134         31        483        184
    $  21.93  $  16.63   $  13.71   $  12.00   $  11.19
       31.9%     21.3%      37.1%       7.2%      11.9%
        0.4%      0.7%         --       0.1%       1.6%

    $    183  $      1   $     --   $    136   $     --
          13        --         --         13         --
    $  14.06  $  10.67   $     --   $  10.67   $  10.00
       31.7%      6.7%         --       6.7%         --
        0.4%        --         --         --         --

    $ 11,562  $  4,867   $  1,422   $  2,706   $  1,176
         555       305        108        228        106
    $  21.04  $  15.98   $  13.20   $  11.85   $  11.08
       31.7%     21.0%      32.0%       7.0%      10.8%
        0.4%      0.7%         --       0.1%       1.5%

    $ 12,712  $  4,745   $    729   $  4,210   $  1,599
         582       287         53        361        147
    $  21.82  $  16.55   $  13.65   $  11.68   $  10.90
       31.8%     21.2%      36.5%       7.2%       9.0%
        0.4%      0.7%         --       0.1%       1.8%

    $    462  $     73   $     --   $    260   $     13
          28         6         --         22          1
    $  16.74  $  12.76   $  10.57   $  11.58   $  10.85
       31.3%     20.7%       5.7%       6.8%       8.5%
        0.3%      0.9%         --       0.1%       2.0%

    $  8,696  $  2,312   $    297   $  3,197   $  1,007
         412       144         22        270         91
    $  21.05  $  16.01   $  13.25   $  11.82   $  11.06
       31.5%     20.9%      32.5%       6.9%      10.6%
        0.4%      0.9%         --       0.1%       2.2%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Basic Value--Initial Class (formerly known as MainStay VP Dreyfus Large Company Value--Initial Class), MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Developing Growth--Initial Class (formerly known as MainStay VP Lord Abbett Developing Growth--Initial Class), MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Income & Growth--Initial Class (formerly known as MainStay VP American Century Income & Growth--Initial Class), MainStay VP International Equity--Initial Class, MainStay VP Large Cap Growth--Initial Class (formerly known as MainStay VP Growth--Initial Class and MainStay VP Eagle Asset Management Growth Equity--Initial Class), MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, Alger American Small Capitalization--Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Balanced--Service Class, MainStay VP Basic Value--Service Class (formerly known as MainStay VP Dreyfus Large Company Value--Service Class), MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Developing Growth--Service Class (formerly known as MainStay VP Lord Abbett Developing Growth--Service Class), MainStay VP Floating Rate--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP Income & Growth--Service Class (formerly known as MainStay VP American Century Income & Growth--Service Class), MainStay VP International Equity--Service Class, MainStay VP Large Cap Growth--Service Class (formerly known as MainStay VP Growth--Service Class and MainStay VP Eagle Asset Management Growth Equity--Service Class), MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value-- Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2005 AND 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
                                    ASSETS
Fixed maturities, at fair value
  Available for sale........................................  $36,467   $34,527
  Trading securities........................................       13        26
Equity securities, at fair value
  Available for sale........................................       32        40
  Trading securities........................................       56        79
Mortgage loans..............................................    3,609     3,090
Policy loans................................................      599       570
Other long-term investments.................................      404       667
                                                              -------   -------
     Total investments......................................   41,180    38,999
Cash and cash equivalents...................................      422       680
Deferred policy acquisition costs...........................    2,978     2,437
Interest in annuity contracts...............................    4,005     3,712
Amounts recoverable from reinsurer..........................    6,090     5,935
Other assets................................................      754     1,351
Separate account assets.....................................   13,990    12,704
                                                              -------   -------
     Total assets...........................................  $69,419   $65,818
                                                              =======   =======

                     LIABILITIES AND STOCKHOLDER'S EQUITY


LIABILITIES
Policyholders' account balances.............................  $38,413   $34,715
Future policy benefits......................................    1,460     1,360
Policy claims...............................................      126       151
Obligations under structured settlement agreements..........    4,005     3,712
Amounts payable to reinsurer................................    4,844     4,553
Other liabilities...........................................    2,087     4,000
Separate account liabilities................................   13,990    12,704
                                                              -------   -------
     Total liabilities......................................   64,925    61,195
                                                              -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares
  authorized, 2,500 issued and outstanding).................       25        25
Additional paid in capital..................................    1,410     1,410
Accumulated other comprehensive income......................      231       653
Retained earnings...........................................    2,828     2,535
                                                              -------   -------
     Total stockholder's equity.............................    4,494     4,623
                                                              -------   -------
     Total liabilities and stockholder's equity.............  $69,419   $65,818
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums..................................................  $  138   $   29   $    3
  Fees-universal life and annuity policies..................     366      669      603
  Net investment income.....................................   2,187    2,006    1,801
  Net investment gains/(losses).............................      --       31       (3)
  Net revenue from reinsurance..............................     276        4        7
  Other income..............................................      33       26       24
                                                              ------   ------   ------
     Total revenues.........................................   3,000    2,765    2,435
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances......   1,488    1,376    1,257
  Policyholder benefits.....................................     216      169      139
  Operating expenses........................................     865      762      664
                                                              ------   ------   ------
     Total expenses.........................................   2,569    2,307    2,060
                                                              ------   ------   ------
  Income before income taxes................................     431      458      375
  Income tax expense........................................     138      150      116
                                                              ------   ------   ------
NET INCOME..................................................  $  293   $  308   $  259
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                             ACCUMULATED
                                                                                OTHER
                                                    ADDITIONAL              COMPREHENSIVE       TOTAL
                                          CAPITAL    PAID IN     RETAINED      INCOME       STOCKHOLDER'S
                                           STOCK     CAPITAL     EARNINGS      (LOSS)          EQUITY
                                          -------   ----------   --------   -------------   -------------
                                                                   (IN MI}LIONS)
BALANCE AT JANUARY 1, 2003..............    $25       $  910      $1,968        $ 451          $3,354
                                                                                               ------
Comprehensive income:
  Net income............................                             259                          259
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                          139             139
                                                                                               ------
  Other comprehensive income............                                                          139
                                                                                               ------
Total comprehensive income..............                                                          398
  Capital contribution..................                 500                                      500
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2003............     25        1,410       2,227          590           4,252
                                                                                               ------
Comprehensive income:
  Net income............................                             308                          308
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                           63              63
                                                                                               ------
  Other comprehensive income............                                                           63
                                                                                               ------
Total comprehensive income..............                                                          371
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2004............     25        1,410       2,535          653           4,623
                                                                                               ------
Comprehensive income:
  Net income............................                             293                          293
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                         (422)           (422)
                                                                                               ------
  Other comprehensive income............                                                         (422)
                                                                                               ------
Total comprehensive income..............                                                         (129)
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2005............    $25       $1,410      $2,828        $ 231          $4,494
                                            ===       ======      ======        =====          ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2005       2004       2003
                                                              --------   --------   --------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $    293   $    308   $    259
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization...........................        62         43         35
    Net capitalization of deferred policy acquisition
      costs.................................................      (232)      (318)      (336)
    Annuity and universal life fees.........................      (375)      (338)      (296)
    Interest credited to policyholders' account balances....     1,488      1,376      1,257
    Net investment (gains) losses...........................        --        (31)         3
    Deferred income taxes...................................        16         63         17
    Amortization of deferred gains on intercompany
      reinsurance...........................................       (20)        --         --
    (Increase) decrease in:
      Net separate account assets and liabilities...........        --          3         19
      Other assets and other liabilities....................       (31)       (14)      (257)
      Reinsurance recoverables and payables.................        76        (61)         7
      Trading securities....................................        32         36         89
    Increase (decrease) in:
      Policy claims.........................................       (25)        44          4
      Future policy benefits................................       156         19        (23)
                                                              --------   --------   --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES..........     1,440      1,130        778
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities.............    17,013     21,439     22,559
    Maturity of available for sale fixed maturities.........       532        567        418
    Sale of equity securities...............................        39         25         39
    Repayment of mortgage loans.............................       459        480        776
    Sale of other investments...............................       329         34        520
  Cost of:
    Available for sale fixed maturities acquired............   (20,135)   (26,796)   (27,666)
    Equity securities acquired..............................       (10)       (17)       (19)
    Mortgage loans acquired.................................      (978)      (852)    (1,052)
    Other investments acquired..............................       (70)      (443)       (70)
  Policy loans (net)........................................       (29)        (8)        14
                                                              --------   --------   --------
         NET CASH USED IN INVESTING ACTIVITIES..............    (2,850)    (5,571)    (4,481)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits................................................     5,828      6,235      5,094
    Withdrawals.............................................    (2,981)    (2,147)    (1,715)
    Net transfers to the separate accounts..................      (254)      (458)      (258)
  (Decrease) increase in loaned securities..................      (341)      (369)       125
  Securities sold under agreements to repurchase (net)......      (867)       866       (644)
  Net (paydowns) proceeds from affiliated credit
    agreements..............................................      (233)       233         --
  Capital contribution received from parent.................        --         --        500
                                                              --------   --------   --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES..........     1,152      4,360      3,102
                                                              --------   --------   --------
Net increase (decrease) in cash and cash equivalents........      (258)       (81)      (601)
                                                              --------   --------   --------
Cash and cash equivalents, beginning of year................       680        761      1,362
                                                              --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $    422   $    680   $    761
                                                              ========   ========   ========

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2005, 2004 AND 2003

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading securities are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Equity securities classified as available-for-sale, reflect unrealized gains and losses in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the Consolidated Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of depreciated cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements and are recorded at the amount of cash received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Deferred acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions on the expected gross profits result in retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     Deferred acquisition costs for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the lives of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

  SALES INDUCEMENTS

     For some Deferred Annuity products, the Company offers new policyholders a bonus equal to a specified percentage of the policyholder's deposit. The Company defers these sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other Assets on the Consolidated Balance Sheet.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note 5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the Consolidated Statement of Income. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

     Net revenue from reinsurance primarily represents the experience rated refund, the amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in
Note 9 -- Reinsurance. This reserve adjustment excludes ceded Universal Life fees and ceded Policyholder Benefits, which are included on these respective lines on the Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2005 and 2004, all separate account assets are

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

stated at fair value. Separate account liabilities at December 31, 2005 and 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, mortgage loans, cash equivalents, and short-term investments are reported in Note 2 -- Significant Accounting Policies and Note
3 -- Investments. Fair values of policyholders' account balances are reported in
Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities at January 1, 2004. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumptions used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income.

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) ("FIN 46(R)"). In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"). FIN 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN
46), which amended certain aspects of FIN 46. For all VIEs created before December 31, 2003, the Company was required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) in 2004. At December 31, 2004, the Company held $52 million of invested assets issued by VIEs, created after December 31, 2003, and determined to be a significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

     At December 31, 2005 the Company held significant variable interests in certain VIEs. The Company's total investment in these VIEs was $182 million. These investments consist of fixed maturities (asset-backed securitizations totaling $54 million, and private placement structured notes totaling $94 million) and other long-term equity investments (equity in asset-backed securitizations totaling $32 million and limited partnership interests totaling $2 million). These VIEs did not require consolidation at January 1, 2005 or throughout the year because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for the impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. There was no material impact to net income from the adoption of FIN 46(R).

     In September 2005, the Accounting Standards Executive Committee ("ACSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-01"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97. SOP 05-01 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-01 on January 1, 2007. The Company is currently assessing the impact of SOP 05-01 on the Company's consolidated statements at the date of adoption.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In November 2005 the FASB issued Staff Position Paper ("FSP") No. 115-1 ("FSP 115-1"), which is entitled "The Meaning Of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The provisions of FSP 115-1 are effective January 1, 2006, and it is not expected to have a material impact on the Company's Consolidated Statement of Income at the date of adoption.

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2005 and 2004, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                       2005                     2004
                                              ----------------------   ----------------------
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
AVAILABLE FOR SALE                              COST      FAIR VALUE     COST      FAIR VALUE
------------------                            ---------   ----------   ---------   ----------
Due in one year or less.....................   $ 1,707     $ 1,714      $   869     $   878
Due after one year through five years.......     6,849       6,850        6,238       6,436
Due after five years through ten years......    11,796      11,912       10,262      10,807
Due after ten years.........................     4,254       4,566        4,416       4,804
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.................................     1,625       1,603        1,453       1,471
  Other mortgage-backed securities..........     7,263       7,321        7,290       7,540
  Other asset-backed securities.............     2,512       2,501        2,558       2,591
                                               -------     -------      -------     -------
  TOTAL AVAILABLE FOR SALE..................   $36,006     $36,467      $33,086     $34,527
                                               =======     =======      =======     =======

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                   2005
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 2,047       $ 32         $ 30       $ 2,049
U.S. agencies, state and municipal.........       545         48            2           591
Foreign governments........................       144          5           --           149
Corporate..................................    23,495        643          282        23,856
Mortgage-backed securities.................     7,263        130           72         7,321
Asset-backed securities....................     2,512         17           28         2,501
                                              -------       ----         ----       -------
  TOTAL AVAILABLE FOR SALE.................   $36,006       $875         $414       $36,467
                                              =======       ====         ====       =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 1,571      $   34        $  7       $ 1,598
U.S. agencies, state and municipal.........       461          36           1           496
Foreign governments........................       546          61          --           607
Corporate..................................    20,660       1,114          79        21,695
Mortgage-backed securities.................     7,290         266          16         7,540
Asset-backed securities....................     2,558          45          12         2,591
                                              -------      ------        ----       -------
  TOTAL AVAILABLE FOR SALE.................   $33,086      $1,556        $115       $34,527
                                              =======      ======        ====       =======

     At December 31, 2005 and 2004, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $141 million and $47 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled $3 million and $5 million at December 31, 2005 and 2004, respectively. These investments have been deemed other than temporarily impaired.

  EQUITY SECURITIES

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                        UNREALIZED   UNREALIZED   ESTIMATED
                                                 COST     GAINS        LOSSES     FAIR VALUE
                                                 ----   ----------   ----------   ----------
2005...........................................  $30        $2         $  --         $32
2004...........................................  $38        $3         $   1         $40

  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2005 and 2004 was estimated to be $3,678 million and $3,264 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2005 and 2004, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $190 million and $83 million at fixed and floating interest rates ranging from 3.6% to 12.3% and from 2.7% to 7.2%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2005 and 2004, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                            2005               2004
                                                      ----------------   ----------------
                                                      CARRYING   % OF    CARRYING   % OF
                                                       VALUE     TOTAL    VALUE     TOTAL
                                                      --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings..................................   $1,094     30.3%   $1,022     33.1%
  Residential.......................................      947     26.2%      762     24.7%
  Retail facilities.................................      637     17.7%      536     17.3%
  Industrial........................................      494     13.7%      419     13.6%
  Apartment buildings...............................      344      9.5%      301      9.7%
  Other.............................................       93      2.6%       50      1.6%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====
GEOGRAPHIC REGION:
  Pacific...........................................   $  994     27.6%   $  760     24.6%
  Central...........................................      895     24.8%      799     25.9%
  South Atlantic....................................      842     23.3%      752     24.3%
  Middle Atlantic...................................      632     17.5%      557     18.0%
  New England.......................................      245      6.8%      222      7.2%
  Other.............................................        1      0.0%       --      0.0%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2005 and 2004 is summarized below (in millions):

                                                              2005   2004
                                                              ----   ----
Beginning balance...........................................  $ 9    $ 5
Additions charged to operations.............................   --      4
Reduction due to sale.......................................   (3)    --
                                                              ---    ---
ENDING BALANCE..............................................  $ 6    $ 9
                                                              ===    ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2005 and 2004 were as follows (in millions):

                                                              2005   2004
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $229   $516
Collateralized third party commercial loans.................    71     68
Limited partnerships........................................    68     48
Derivatives.................................................    21     21
Real estate.................................................    11     11
Other.......................................................     4      3
                                                              ----   ----
  TOTAL OTHER LONG-TERM INVESTMENTS.........................  $404   $667
                                                              ====   ====

     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate was $5 million for both December 31, 2005 and 2004. Depreciation expense for December 31, 2005 and 2004 totaled less than $1 million. For the year ended December 31, 2003, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $70 million and $9 million at December 31, 2005 and 2004, respectively.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at both December 31, 2005 and 2004, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Fixed maturities...........................................  $1,982   $1,805   $1,604
Equity securities..........................................       8        4        2
Mortgage loans.............................................     206      185      167
Policy loans...............................................      44       45       46
Other long-term investments................................      29       27       30
                                                             ------   ------   ------
  Gross investment income..................................   2,269    2,066    1,849
Investment expenses........................................     (82)     (60)     (48)
                                                             ------   ------   ------
  NET INVESTMENT INCOME....................................  $2,187   $2,006   $1,801
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2005, 2004 and 2003, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                             2005                      2004                      2003
                                    -----------------------   -----------------------   -----------------------
                                    GAINS            LOSSES   GAINS            LOSSES   GAINS            LOSSES
                                    -----            ------   -----            ------   -----            ------
Fixed maturities..................  $106             $(109)   $166             $(122)   $192             $(176)
Equity securities.................    13                (8)     13                (1)      5                (7)
Mortgage loans....................     7                (7)     --                (4)      2                (4)
Derivative instruments............     4                (8)     --               (23)      1                (4)
Other long-term investments.......     2                --       3                (1)     --               (12)
                                    ----             -----    ----             -----    ----             -----
                                    $132             $(132)   $182             $(151)   $200             $(203)
                                    ----             -----    ----             -----    ----             -----
TOTAL NET INVESTMENT GAINS
  (LOSSES)........................          $  --                      $31                       $(3)
                                            =====                      ===                       ===

     The gross gains and losses on trading securities (both fixed maturities and equity securities) amounted to $8 million and $20 million for the year ended December 31, 2005, respectively; $37 million and $19 million for the year ended December 31, 2004, respectively; and $17 million and $6 million for the year ended December 31, 2003, respectively. Trading gains and losses are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $98 million, $139 million and $180 million for the years ended December 31, 2005, 2004 and 2003, respectively; and realized losses were $82 million, $93 million and $146 million, respectively.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $15 million, $10 million and $24 million for the years ended December 31, 2005, 2004 and 2003, respectively. Related losses from other-than-temporary impairments in equity securities (included in gross investment losses on equity securities above) were $0 million for December 31, 2005 and 2004, and $7 million for December 31, 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2005 and 2004 (in millions):

                                                                  2005
                                    -----------------------------------------------------------------
                                                             GREATER THAN 12
                                    LESS THAN 12 MONTHS          MONTHS                 TOTAL
                                    --------------------   -------------------   --------------------
                                     FAIR     UNREALIZED    FAIR    UNREALIZED    FAIR     UNREALIZED
                                     VALUE      LOSSES     VALUE      LOSSES      VALUE      LOSSES
                                    -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies.....................  $ 1,214      $ 21      $  225      $  9      $ 1,439      $ 30
  U.S. agencies, state and
     municipal....................       89         1          16         1          105         2
  Foreign governments.............       29         *           1         *           30         *
  Corporate.......................    7,886       172       2,565       110       10,451       282
  Mortgage-backed securities......    2,959        50         535        22        3,494        72
  Asset-backed securities.........    1,197        16         340        12        1,537        28
                                    -------      ----      ------      ----      -------      ----
  TOTAL FIXED MATURITIES..........   13,374       260       3,682       154       17,056       414
                                    -------      ----      ------      ----      -------      ----
EQUITIES
  Common Stock....................       --        --          --        --           --        --
  Preferred Stock.................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL EQUITIES..................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES...................  $13,374      $260      $3,682      $154      $17,056      $414
                                    =======      ====      ======      ====      =======      ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                      ---------------------------------------------------------------
                                                              GREATER THAN 12
                                      LESS THAN 12 MONTHS         MONTHS                 TOTAL
                                      -------------------   -------------------   -------------------
                                       FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
                                      VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
                                      ------   ----------   ------   ----------   ------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S. Government
     corporations and agencies......  $  310      $ 3       $   74      $ 4       $  384      $  7
  U.S. agencies, state and
     municipal......................      49        *           15        1           64         1
  Foreign governments...............      16        *           --       --           16         *
  Corporate.........................   3,432       45          841       34        4,273        79
  Mortgage-backed securities........   1,028       11          125        5        1,153        16
  Asset-backed securities...........     752        6           52        6          804        12
                                      ------      ---       ------      ---       ------      ----
  TOTAL FIXED MATURITIES............   5,587       65        1,107       50        6,694       115
                                      ------      ---       ------      ---       ------      ----
EQUITIES
  Common Stock......................       1        *           --       --            1         *
  Preferred Stock...................       6        1           --       --            6         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL EQUITIES....................       7        1           --       --            7         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES.....................  $5,594      $66       $1,107      $50       $6,701      $116
                                      ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     At December 31, 2005, fixed maturities represented the Company's entire total unrealized loss amount, which was comprised of approximately 2,300 different securities.

     Fixed maturity securities that were in an unrealized loss position less than twelve months at December 31, 2005, represent $260 million or 63% of the Company's total unrealized loss, and securities in an unrealized loss position greater than twelve months represent $154 million or 37% of the Company's total unrealized loss. Of the total amount of fixed maturities' unrealized losses, $355 million or 86% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $59 million or 14% of the Company's total unrealized losses. Unrealized losses on investment grade securities are principally related to changes in interest rates. The continued rise in interest rates in 2005 over 2004 levels has contributed to the decline in value of our fixed maturity investments as follows:

     U.S. Treasury and Government Corporations and Agencies. The unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $30 million or 7% of the Company's unrealized losses. These were spread across 131 securities and the decline in value was caused by interest rate increases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $282 million or 68% of the Company's total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

corporate bonds is spread over 1,370 individual securities with varying interest rates and maturities. Corporate securities that were priced below 95% of the security's amortized cost represented $84 million or 30% of the total unrealized losses for corporate bonds. These unrealized losses are principally due to changes in interest rates and were spread across all industry sectors with no one sector experiencing a disproportionate amount of losses over other sectors. Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $72 million or 17% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to increases in interest rates. These losses are spread across approximately 523 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 95% of the security's amortized cost represented $6 million or 8% of the total unrealized losses for mortgage-backed securities. Because the decline in market value is attributable to changes in interest rates and all contractual payments remain current, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $28 million or 7% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are due to changes in interest rates. These losses are spread across approximately 280 investment grade securities. The Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net income in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $5 million or 18% of the total unrealized losses for asset-backed securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts for the years ended December 31, 2005, 2004 and 2003 are as follows (in millions):

                                                              2005    2004   2003
                                                              -----   ----   -----
Net unrealized investment gains, beginning of the year......  $ 653   $590   $ 451
                                                              -----   ----   -----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising during
       the period...........................................   (578)    51     132
     Less: Reclassification adjustments for gains included
       in net income........................................     60     57      18
                                                              -----   ----   -----
     Change in net unrealized investment (losses) gains, net
       of adjustments.......................................   (638)    (6)    114
Impact of net unrealized investment (losses) gains on:
  Policyholders' account balances and future policy
     benefits...............................................    (10)    (7)     26
  Deferred policy acquisition costs.........................    201     62      (1)
  Other assets (deferred sales inducements).................     25     14      --
                                                              -----   ----   -----
Change in net unrealized investment (losses) gains..........   (422)    63     139
                                                              -----   ----   -----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR................  $ 231   $653   $ 590
                                                              =====   ====   =====

     Net unrealized (losses) gains on investments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(311) million, $27 million and $71 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $32 million, $31 million and $10 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(5) million, $(4) million and $14 million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $108 million, $33 million and $0 million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2005 and 2004 is net of income tax expense of $13 million and $8 million, respectively.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Deferred annuities..........................................  $21,388   $18,840
Universal life contracts....................................   16,789    15,681
Other.......................................................      236       194
                                                              -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.....................  $38,413   $34,715
                                                              =======   =======

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities and other deposit type contracts, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2005:

PRODUCT                                       INTEREST RATE   WITHDRAWAL/SURRENDER CHARGES
-------                                       -------------   ----------------------------
Deferred annuities..........................  2.20% to 7.00%  Surrender charges 0% to 10%
                                                              for up to 10 years.
Universal life contracts....................  3.25% to 6.51%  Various up to 19 years.

  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.........................  $  961   $1,021
  Other life................................................      54       46
                                                              ------   ------
       Total life insurance.................................   1,015    1,067
Individual annuities........................................     445      293
                                                              ------   ------
     TOTAL FUTURE POLICY BENEFITS...........................  $1,460   $1,360
                                                              ======   ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2005:

PRODUCT                                          MORTALITY       INTEREST RATE    ESTIMATION METHOD
-------                                          ---------       -------------    -----------------
Life insurance:                             Based upon pricing   3.80% - 7.50%   Net level premium
  Taiwan business-                          assumptions at time                  reserve taking into
  100% coinsured                            of policy issuance                   account death
                                            with provision for                   benefits, lapses
                                            adverse deviations                   and maintenance
                                            ("PAD").                             expenses with PAD.
Individual payout annuities                 Based upon pricing   4.37% - 9.50%   Present value of
                                            assumptions at time                  expected future
                                            of policy issuance                   payments at a rate
                                            with PAD.                            expected at issue
                                                                                 with PAD.

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2005 and 2004, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2005 for GMDB's and GMAB's ($ in millions):

                                                  RETURN OF NET DEPOSITS             RATCHET
                                             ---------------------------------   ---------------
                                             IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                                  DEATH        SPECIFIED DATE         DEATH
                                                 (GMDB)            (GMAB)            (GMDB)
                                             ---------------   ---------------   ---------------
Account value..............................      $3,517             $839             $12,758
Net amount at risk.........................      $   32             $  2             $   332
Average attained age of contract holders...          56               --                  56

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Consolidated Balance Sheet ($ in millions):

                                           GUARANTEED MINIMUM    GUARANTEED MINIMUM
                                             DEATH BENEFIT      ACCUMULATION BENEFIT
                                                 (GMDB)                (GMAB)          TOTALS
                                           ------------------   --------------------   ------
Balance at January 1, 2005...............         $23                   $   3           $26
  Incurred guarantee benefits............          12                       6            18
  Paid guarantee benefits................          (5)                     --            (5)
                                                  ---                   -----           ---
BALANCE AT DECEMBER 31, 2005.............         $30                   $   9           $39
                                                  ===                   =====           ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 7.10% to 7.34%.

     - Volatility assumption was 15.3%.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Mortality was assumed to be a 50/50 blend of the 1994 GMDB table and the 1983 Basic 'A' table with 18 years of static projection.

     - Lapse rates vary by contract type and duration and range from 1% to 21%, with an average of 6%.

     - Discount rates ranged from 4.93% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2005
                                                              ------------------
INVESTMENT FUND OPTION:                                         GMDB       GMAB
-----------------------                                       ---------   ------
Equity......................................................   $ 7,403     $567
Fixed income................................................     2,306      132
Balanced....................................................     1,651       70
Other.......................................................     4,914       70
                                                               -------     ----
  TOTAL.....................................................   $16,274     $839
                                                               =======     ====

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2005 and 2004 are as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Registered..................................................  $13,857   $12,615
Non-registered..............................................      133        89
                                                              -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.............................  $13,990   $12,704
                                                              =======   =======

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of deferred policy acquisition costs for the years ended December 31, 2005, 2004 and 2003 was as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Balance at beginning of year...............................  $2,437   $2,180   $1,781
  Reclassification due to adoption of SOP 03-01............      --     (156)      --
  Current year additions...................................     572      586      645
  Amortized during year....................................    (340)    (268)    (245)
  Adjustment for change in unrealized investment gains.....     309       95       (1)
                                                             ------   ------   ------
  BALANCE AT END OF YEAR...................................  $2,978   $2,437   $2,180
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 2 -- Significant Accounting Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Consolidated Balance Sheet.

SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                              2005   2004
                                                              ----   ----
Balance at beginning of year................................  $195   $ --
  Reclassification due to adoption of SOP 03-01.............    --    156
  Current year additions....................................    30     35
  Amortized during year.....................................   (34)   (17)
  Adjustment for change in unrealized investment gains......    39     21
                                                              ----   ----
  BALANCE AT END OF YEAR....................................  $230   $195
                                                              ====   ====

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income was as follows (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Current:
  Federal...................................................  $119   $ 85   $ 94
  State and local...........................................     3      2      5
                                                              ----   ----   ----
                                                               122     87     99
Deferred:
  Federal...................................................    16     63     17
                                                              ----   ----   ----
INCOME TAX EXPENSE..........................................  $138   $150   $116
                                                              ====   ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax liability as of December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Deferred tax assets:
  Future policyholder benefits..............................  $  606   $  550
  Employee and agents benefits..............................      71       69
  Other.....................................................       9        7
                                                              ------   ------
     Gross deferred tax assets..............................     686      626
                                                              ------   ------
Deferred tax liabilities:
  Deferred policy acquisition costs.........................     836      646
  Investments...............................................     188      528
  Other.....................................................       3        4
                                                              ------   ------
     Gross deferred tax liabilities.........................   1,027    1,178
                                                              ------   ------
       NET DEFERRED TAX LIABILITY...........................  $  341   $  552
                                                              ======   ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2005, 2004 and 2003:

                                                              2005   2004   2003
                                                              ----   ----   ----
Statutory Federal income tax rate...........................  35.0%  35.0%  35.0%
Tax exempt income...........................................  (3.8)  (1.9)  (2.8)
Other.......................................................   0.8   (0.3)  (1.2)
                                                              ----   ----   ----
EFFECTIVE TAX RATE..........................................  32.0%  32.8%  31.0%
                                                              ====   ====   ====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2005 and 2004, the Company had recorded an income tax receivable from New York Life of $18 million and $49 million, respectively, included in Other Assets on the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary,

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 64% of the reinsurance ceded to non-affiliates at December 31, 2005.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives approximated $0 million for both December 31, 2005, and December 31, 2004.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. During 2005, $20 million of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Fees-universal life and annuity policies ceded..............  $  387   $   --
                                                              ======   ======
Net revenue from reinsurance................................  $  266   $   --
                                                              ======   ======
Policyholders' benefits ceded...............................  $  117   $   --
                                                              ======   ======
Amounts recoverable from reinsurer..........................  $4,872   $4,779
                                                              ======   ======
Amounts payable to reinsurer................................  $4,821   $4,535
                                                              ======   ======
Other liabilities (deferred gain), net of amortization......  $  224   $  244
                                                              ======   ======

     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Consolidated Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                              2005    2004
                                                              ----   ------
Amounts recoverable from reinsurers.........................  $961   $1,021
Premiums ceded..............................................   127      130
Benefits ceded..............................................    69       81

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                               2005     2004    2003
                                                              ------   ------   ----
Premiums:
  Direct....................................................  $  265   $  171   $174
  Assumed...................................................       1        1     --
  Ceded.....................................................    (128)    (143)  (171)
                                                              ------   ------   ----
Net premiums................................................  $  138   $   29   $  3
                                                              ======   ======   ====
Fees-universal life and annuity policies ceded..............  $  530   $  111   $ 98
                                                              ======   ======   ====
Net revenue from reinsurance................................  $  276   $    4   $  7
                                                              ======   ======   ====
Policyholders' benefits ceded...............................  $  312   $  221   $108
                                                              ======   ======   ====
Increase in ceded liabilities for future policyholder
  benefits..................................................  $   10   $    7   $  6
                                                              ======   ======   ====
Amounts recoverable from reinsurer..........................  $6,090   $5,935   $788
                                                              ======   ======   ====
Amounts payable to reinsurer................................  $4,844   $4,553   $ 16
                                                              ======   ======   ====
Other liabilities (deferred gain), net of amortization......  $  224   $  244   $ --
                                                              ======   ======   ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate and currency risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses master netting agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness, which matches the terms of the derivative with the underlying hedged item. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 149: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset will no longer offset the changes in the fair value of the derivative. The Company had no fair value hedges for the years ended December 31, 2005 and 2004.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2005 and 2004, there were no net investment gains (losses) related to the ineffective portion of cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness.

     When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses). The Company had no cash flow hedges of forecasted transactions for the years ended December 31, 2005 and 2004.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation", the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains and losses. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. The notional value of cash flow hedges was $187 million and $182 million at December 31, 2005 and 2004, respectively.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Other comprehensive income balance at the beginning of the
  year......................................................  $ 8    $10    $16
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges.....................   (1)    (2)    (6)
Losses (gains) reclassified to net income...................   --     --     --
                                                              ---    ---    ---
Other comprehensive income balance at the end of the year...  $ 7    $ 8    $10
                                                              ===    ===    ===

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). There were $9 billion and $6 billion in notional value of non-qualifying hedges at December 31, 2005 and 2004, respectively. For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) in the Consolidated Statement of Income changes in fair value of $(3) million, $(22) million and $(2) million, respectively, related to derivatives that do not qualify for hedge accounting.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2005 and 2004, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2005 and 2004, $755 million and $1,082 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2005 and 2004, the Company recorded cash collateral received under these agreements of $765 million and $1,105 million, respectively, and established a corresponding liability for the same amount. The Company also holds collateral in the form of securities having a market value of $9 million and $0 million at December 31, 2005 and 2004, respectively, which is not included in the accompanying Consolidated Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments and the offsetting collateral liability reported approximates fair value. The liability reported on the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value. At December 31, 2005 and 2004, the Company had repurchase agreements totaling $154 million at an average coupon rate of 5.45% and $1,021 million at an average coupon rate of 5.04%, respectively. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents. At December 31, 2005 and 2004, the Company had no reverse repurchase agreements outstanding.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $611 million, $585 million and $559 million for the years ended December 31, 2005, 2004 and 2003, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $19 million for its share of the net periodic post-retirement benefits expense in 2005 ($30 million and $27 million in 2004 and 2003, respectively) and an expense of $(2) million in 2005 ($1 million in 2004 and $(2) million in 2003) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2005, 2004 and 2003, the total cost for these services amounted to $37 million, $31 million and $23 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2005, 2004 and 2003 of $13 million, $11 million, and $9 million, respectively.

     At December 31, 2005 and 2004, the Company had a net liability of $194 million and $202 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2005 and 2004, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,005 million and $3,712 million, respectively.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2005 and 2004, the amount of outstanding reserves on these contracts included in future policy benefits was $182 million and $180 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $86 million, $94 million and $89 million, for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2005 and December 31, 2004.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. During 2005, the credit facility was not used, no interest was paid and no outstanding balance was due. There was no interest expense for 2005 and the interest expense for 2004 and 2003 was less than $1 million.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2005, there was no outstanding balance due to New York Life Capital Corporation. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2005 and 2004 was $2 million and less than $1 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2005 and 2004, the Company had recorded a receivable from MCF, included in other assets of $5 million for both years. The Company received interest payments from MCF of less than $1 million and $2 million for the years ended December 31, 2005 and 2004, respectively.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $17 million, $15 million and $15 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, the Company recorded liabilities of approximately $1,968 million and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

$1,798 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, policyholders' account balances and separate account liabilities related to these policies aggregated $274 million and $267 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2005 and 2004, the Company recorded commission and fee expense to NYLINK agents of $6 million and $7 million, respectively.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $85 million, $98 million and $173 million during 2005, 2004 and 2003, respectively.

     Total interest paid was $19 million, $10 million and $10 million during 2005, 2004 and 2003, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2005 and 2004, statutory stockholder's equity was $2,157 million and $2,009 million, respectively. Statutory net income for the years ended December 31, 2005, 2004 and 2003 was $231 million, $224 million and $20 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2005 and 2004. As of December 31, 2005, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $722 million. The maximum amount of dividends that may be paid in 2006 without prior approval is $229 million.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

PricewaterhouseCoopers LLP
New York, NY
March 15, 2006

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.
            All required financial statements are included in Part B of this Registration Statement.
b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to Registrant's Post-Effective Amendment No. 2 on Form N-4, filed 4/25/97 and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.


(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference. Specimen policy for the MainStay Plus Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(3) as Exhibit (4) to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File No. 033-87382).



(4)(a) Endorsements to Specimen Policy for the MainStay Plus Variable Annuity - Previously filed as Exhibit (4)(a) to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File No. 033-87382).


(4)(b)           Rider to Specimen Policy for the MainStay Plus Variable Annuity
                 - Previously filed as Exhibit (4)(b) to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File No.033-87382).

(4)(c) Specimen Policy - Previously filed as Exhibit (4)(c) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382).

(4)(d) Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(e) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(f) Specimen Policy for LifeStages Flagship and MainStay Plus II Variable Annuity policies - Previously filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (4)(f) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(4)(g) Specimen Policy for LifeStages Access Variable Annuity (204-191) - Previously filed in accordance with Regulation
                 S-T, 17 CFR 232.102(e) as Exhibit (4)(g) to Post-Effective Amendment No. 23 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account -- III (File No. 033-87382), filed 9/10/04 and incorporated herein by reference.

(5)              Form of application for a Policy - Previously filed as Exhibit
                 (5) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference. Form of application for the MainStay Plus Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File No. 033-87382).


(5)(a)           Form of application for a policy for LifeStages Access
                 Variable Annuity - Previously filed as Exhibit (5)(a) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382).

(5)(b) Form of application for the MainStay Access Variable Annuity - Previously filed as Exhibit (5)(b) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382).

(5)(c) Form of Application for a policy for LifeStages Flagship Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(5)(d) Form of application for a policy for MainStay Plus II Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(5)(e) Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(a) as Exhibit (5)(d) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.


(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7) Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.



(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.



(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.


(8)(k) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(n) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.


(8)(o) 12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.


(8)(p) Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(q) Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(r) Form of Service Contract between Fidelity Distribution Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(s) Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t) Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u) Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v) Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(w) Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(x)           Form of Supplement for Distribution Services Agreement between
                 T. Rowe Price Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(y) Form of Participation Agreement between NYLIAC and Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(o) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(z) Form of Distribution and Service Agreement, Class A Shares, between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(a)(a) Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment
                 No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

(8)(b)(b) Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.


(8)(c)(c) Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.



(8)(d)(d) Form of Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC NVA Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.



(8)(e)(e) Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.



(8)(f)(f) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.







(8)(g)(g) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.







(9) Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

(10)(a)          Consent of PricewaterhouseCoopers LLP - Filed herewith.

(10)(b) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(j)(15) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference:

                 Scott Berlin                  Director
                 Frank M. Boccio               Director
                 Michael G. Gallo              Director
                 Solomon Goldfinger            Director and Chief Financial
                                               Officer
                 Phillip J. Hildebrand         Director
                 Theodore A. Mathas            Director
                 John R. Meyer                 Director
                 Paul B. Morris                Director
                 Anna F. Pollack               Director
                 Robert D. Rock                Director
                 Angelo J. Scialabba           Vice President and Controller
                                               (Principal Accounting Officer)
                 Frederick J. Sievert          Director and President
                                               (Principal Executive Officer)
                 Michael E. Sproule            Director
                 Seymour Sternberg             Director

(10)(c) Power of Attorney for Joel M. Steinberg, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(16) to Pre-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 12/23/05 and incorporated herein by reference.



(11)             Not applicable.

(12)             Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit (13) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(14)             Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:                                          Title:
-----                                          ------

Scott L. Berlin                                Director and Senior Vice President in Charge of Individual Life
Frank M. Boccio                                Director and Senior Vice President
Michael Gallo                                  Director and Senior Vice President
Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
Phillip J. Hildebrand                          Director and Executive Vice President
Theodore A. Mathas                             Director and Executive Vice President
John R. Meyer                                  Director and Senior Vice President in Charge of Individual Annuity
Anne F. Pollack                                Director and Senior Vice President
Robert D. Rock                                 Director, Senior Vice President and Chief Investment Officer
Frederick J. Sievert                           Director and President
Michael E. Sproule                             Director
Joel M. Steinberg                              Director, Senior Vice President and Chief Actuary
Seymour Sternberg                              Director
Gary E. Wendlandt                              Executive Vice President
Jay S. Calhoun                                 Senior Vice President and Treasurer
Judith E. Campbell                             Senior Vice President and Chief Information Officer
John A. Cullen                                 Senior Vice President
Thomas F. English                              Senior Vice President and General Counsel
Melvin J. Feinberg                             Senior Vice President
Robert J. Hebron                               Senior Vice President
Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
Gary J. Miller                                 Senior Vice President
Michael M. Oleske                              Senior Vice President and Tax Counsel
Frank J. Ollari                                Senior Vice President
Paul Pasteris                                  Senior Vice President in charge of Retirement Income
Eric Rubin                                     Senior Vice President
Richard C. Schwartz                            Senior Vice President and Senior Investment Manager for
                                               Derivative Securities
Stephen N. Steinig                             Senior Vice President and Actuary
Mark W. Talgo                                  Senior Vice President
Sara Badler                                    First Vice President and Deputy General Counsel
Patricia Barbari                               First Vice President
David W. Bott                                  First Vice President
Micheal J. Oliviero                            First Vice President - Tax
Gary W. Scofield                               First Vice Vice President and Deputy Chief Actuary
John M. Swenson                                First Vice President
Thomas J. Troeller                             First Vice President and Actuary
David Bangs                                    Vice President
Joseph Bennett                                 Vice President
Stephen A. Bloom                               Vice President and Chief Underwriter
David Boyle                                    Vice President
William J. Burns                               Vice President
William Cheng                                  Vice President
Paul K. Cunningham                             Vice President
Karen Dann                                     Vice President
Kathleen A. Donnelly                           Vice President
Jonathan Feinstein                             Vice President
Edward Fitzgerald                              Vice President
Joseph Hynes                                   Vice President
Robert Hynes                                   Vice President
Minas C. Joannides, M.D.                       Vice President and Medical Director
Mario Lazzaro                                  Vice President
Richard B. Leber                               Vice President and Assistant Secretary
Parkin Lee                                     Vice President and Assistant Secretary
Edward Linder                                  Vice President
Anthony Malloy                                 Vice President
Catherine A. Marrion                           Vice President and Secretary
Daniel J. McKillop                             Vice President
Corey B. Multer                                Vice President
Jacqueline O' Leary                            Vice President
Robert J. Polilli                              Vice President and Actuary
Linda M. Reimer                                Vice President and Associate General Counsel
Andrew N. Reiss                                Vice President and National Sales Manager
Dorothea Rodd                                  Vice President
Janis C. Rubin                                 Vice President
Angelo J. Scialabba                            Vice President and Controller
Irwin Silber                                   Vice President and Actuary
Georgene Sfraga Panza                          Vice President
Kevin Smith                                    Vice President
Richard M. Walsh                               Vice President
Julia Warren                                   Vice President
Elaine Williams                                Vice President
Robert Ziegler                                 Vice President
Richard W. Zuccaro                             Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

     Tribeca Holdings II LLC                                           Delaware

     Bluewater Holdings II LLC                                         Delaware

     Gramercy Holdings II LLC                                          Delaware

     Pacific Square Investments LLC                                    Delaware

NYLIFE LLC                                                             Delaware
     Eagle Strategies Corp.                                            Arizona


--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     NYLUK I Company                                                   United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities Inc.                                                New York

     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
New York Life Investment Management Holdings LLC                       Delaware
     NYLCAP Holdings                                                   Mauritius
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
         NYLIM Fund II GP, LLC                                         Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        Siam Commercial New York Life Insurance Public Company         Thailand                47.33%
        Limited (4)
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
Tribeca Holdings I LLC                                                 Delaware
Bluewater Holdings I LLC                                               Delaware
Gramercy Holdings I LLC                                                Delaware
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
NYMH-Plano GP, LLC                                                     Delaware
NYMH-Freeport GP, LLC                                                  Delaware
NYMH-Ennis GP, LLC                                                     Delaware
NYMH-San Antonio GP, LLC                                               Delaware
NYMH-Taylor GP, LLC                                                    Delaware
NYMH-Stephenville GP, LLC                                              Delaware

ITEM 27.          NUMBER OF CONTRACT OWNERS


      As of January 31, 2006, there were approximately 82,238 owners of Qualified Policies and 55,223 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account-III.


ITEM 28.          INDEMNIFICATION

      Reference is made to Article VIII of the Depositor's By-Laws.



      New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $200 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.          PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Directors and Officers.

      The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     Names of Directors and Officers     Positions and Offices with Underwriter
     -------------------------------     --------------------------------------
     Scott L. Berlin                                 Manager and Executive Vice President - Non-COLI
                                                         Variable Life Distribution
     Robert E. Brady                                 Manager and Managing Director - Operations
     Brian A. Murdock                                Chairman and President
     Christopher O. Blunt                            Manager and Executive Vice President -
                                                         NYLIM Product Distribution
     Robert J. Hebron                                Manager and Executive Vice President -
                                                         COLI Distribution
     John R. Meyer                                   Manager and Executive Vice President -
                                                         Variable Annuity and Agency Mutual Funds
                                                         Distribution
     William F. Gibson                               Senior Managing Director and Chief
                                                         Financial Officer
     Barbara McInerney                               Senior Managing Director - Compliance
     Thomas A. Clough                                Managing Director - Retirement Services
     Stephen P. Fisher                               Senior Managing Director - NYLIM Products Marketing
     Mark A. Gomez                                   Managing Director and Chief Compliance Officer
     Joseph J. Henehan                               Managing Director - Retirement Services
     Julia D. Holland                                Managing Director - SMA Distribution
     Alison H. Micucci                               Managing Director - Compliance
     Marguerite E.H. Morrison                        Managing Director and Secretary
     Beverly J. Moore                                Managing Director - Marketing Communications
     Gary M. O'Neill                                 Managing Director - Agency Distribution
     Wendy Fishler                                   Managing Director - National Accounts
     Edward P. Linder                                Managing Director, Variable Annuity and
                                                         Agency Mutual Funds Distribution
     Stanley Metheney                                Vice President - Compliance
     Richard W. Zuccaro                              Vice President - Tax
     Albert Leier                                    Vice President - Financial Operations
                                                         and Treasurer
     David F. Boyle                                  Vice President - COLI Wholesaling
     Philip E. Caminiti                              Vice President, Mutual Funds, Sales Desk -
                                                         Outside Broker/Dealer Distribution
     Michael D. Coffey                               Vice President, Mutual Funds - Outside
                                                         Broker/Dealer Distribution
     Karen E. Dann                                   Vice President, Variable Annuity Key
                                                         Accounts - Bank Distribution
     Philip L. Gazzo                                 Vice President, Mutual Funds - Outside
                                                         Broker/Dealer Distribution
     Mark L. Gudelski                                Vice President - National Accounts
     Robert F. Meredith                              Vice President, Variable Annuity and
                                                         Mutual Funds Wholesaling - Agency Distribution
     John J. Ogara                                   Vice President, Variable Life Wholesaling -
                                                         Agency Distribution
     Christopher V. Parisi                           Vice President, Outside Broker/Dealer Distribution
     Andrew N. Reiss                                 Vice President, Variable Annuity Wholesaling -
                                                         Bank Distribution
     Jennifer D. Tarsney                             Vice President, National Accounts
     James R. Vavra                                  Vice President, Non-COLI Variable Life
                                                         Wholesaling - Outside Distribution
     Marianna Wekow                                  Vice President - National Accounts

      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31.          MANAGEMENT SERVICES - Not applicable.


ITEM 32.          UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

        New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-III, hereby represents that the fees and charges deducted under the NYLIAC LifeStages Variable Annuity, NYLIAC LifeStages Access Variable Annuity (original), NYLIAC MainStay Access Variable Annuity, NYLIAC MainStay Plus Variable Annuity, NYLIAC LifeStages Essentials Variable Annuity, and
NYLIAC MainStay Plus II Variable Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 11th day of April, 2006.


                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-III
                                                   (Registrant)

                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director

     Frank M. Boccio*               Director

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director


     Theodore A. Mathas*            Director

     John R. Meyer*                 Director

     Anne F. Pollack*               Director

     Robert D. Rock*                Director

     Angelo J. Scialabba*           Vice President and Controller (Principal
                                    Accounting Officer)

     Frederick J. Sievert*          Director and President (Principal Executive
                                    Officer)

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director

     Seymour Sternberg*             Director




*By:      /s/ Corey B. Multer
      ----------------------------------
      Corey B. Multer
      Attorney-in-Fact
      April 11, 2006



* Pursuant to Powers of Attorney previously filed.

                                 Exhibit Index


Index Number     Description



(9)              Opinion and Consent of Thomas F. English, Esq.

(10)(a)          Consent of PricewaterhouseCoopers LLP